UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (415) 670-2000

Date of fiscal year end:  March 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Reports to Stockholders.	March 31, 2012

2012 Annual Report

iShares Trust

iShares S&P Global 100 Index Fund  |  IOO  |  NYSE Arca

iShares S&P Global Clean Energy Index Fund  |  ICLN  |  NASDAQ

iShares S&P Global Infrastructure Index Fund  |  IGF  |  NYSE Arca

iShares S&P Global Nuclear Energy Index Fund  |  NUCL  |  NASDAQ

iShares S&P Global Timber & Forestry Index Fund  |  WOOD  |  NASDAQ

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.57%	0.20%	0.48%	(0.36)%	(0.40)%	(0.55)%	3.24%	3.23%	3.14%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.57%	0.20%	0.48%	(1.80)%	(1.99)%	(2.73)%	37.55%	37.39%	36.28%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	26.13%
Energy	14.72
Financial	14.14
Technology	13.38
Industrial	8.68
Consumer Cyclical	8.30
Basic Materials	6.63
Communications	5.13
Utilities	1.86
Diversified	0.60
Short-Term and Other Net Assets	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Exxon Mobil Corp.	5.37%
International Business Machines Corp.	3.17
Microsoft Corp.	3.16
Chevron Corp.	2.78
General Electric Co.	2.78
Nestle SA Registered (Switzerland)	2.72
Procter & Gamble Co. (The)	2.43
Johnson & Johnson	2.38
J.P. Morgan Chase & Co.	2.30
Pfizer Inc.	2.24

TOTAL	29.33%

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 100 IndexTM (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies in the S&P Global 1200 IndexTM screened for sector representation, liquidity and size. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was 0.57%, net of fees, while the total return for the Index was 0.48%.

As represented by the Index, global stocks posted fractionally positive returns for the reporting period, but the relatively flat overall return masked considerable volatility. Global equity markets declined broadly throughout much of the first half of the reporting period as a slowdown in economic activity in many regions of the world sparked concerns about a global recession. In addition, an accumulation of global events — including a worsening sovereign debt crisis in Europe, a credit rating downgrade on U.S. government debt (for the first time in the country’s history), and government infighting about the U.S. federal debt ceiling — put further downward pressure on stock markets worldwide.

After bottoming in early October 2011, however, global stocks reversed course, advancing steadily over the last half of the reporting period and retracing the entire decline from the first six months. The recovery in global equity markets was driven in part by signs of improving economic conditions, particularly in the U.S. and U.K., which extinguished fears of a worldwide recession. Furthermore, promising developments in Europe — including liquidity injections from the European Central Bank (ECB) and progress toward a debt restructuring in Greece — generated increased confidence that the sovereign debt crisis would reach a positive conclusion.

U.S. stocks, which comprised approximately 50% of the Index as of the end of the reporting period, posted the best returns. The U.S. market enjoyed a strong rally during the latter half of the reporting period amid renewed signs of improving economic growth. In particular, employment showed signs of life as job growth consistently exceeded expectations and the unemployment rate fell to a three-year low of 8.3%. Consumer spending and manufacturing activity also picked up, and the construction industry benefited from mild winter weather in many parts of the country.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

Equity markets in Europe, which made up just over 40% of the Index as of March 31, 2012, declined for the reporting period. The extent of the sovereign debt crisis, which weighed on governments and economies across southern Europe, and the potential negative impact on the Continent’s banking sector led to the poor performance of many European stocks in 2011. European stocks finally began to recover in early 2012, when the ECB took aggressive steps to calm debt markets and support the banking sector. Among the European markets represented in the Index, the best performers were the U.K. and Switzerland, while Spain and France lagged.

Stocks in the Asia/Pacific region, which comprised less than 10% of the Index, fell slightly overall for the reporting period. Markets in Australia and South Korea declined as economic growth in China and other emerging economies in the region slowed, depressing exports. The Japanese stock market held up better, posting a relatively flat return for the reporting period, and was considerably less volatile than equity markets elsewhere in the world. Japan’s economy remained sluggish as the country struggled to rebuild after the devastating earthquake that struck in March 2011.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/12			Inception to 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(49.53)%	(49.66)%	(50.94)%	(35.72)%	(35.69)%	(36.67)%	(81.10)%	(81.07)%	(82.11)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Industry	Percentage of Net Assets
Electric — Integrated	42.19%
Energy — Alternate Sources	24.50
Power Converters/Power Supply Equipment	15.04
Electronic Components — Semiconductors	11.06
Non-Hazardous Waste Disposal	4.92
Independent Power Producer	1.58
Semiconductor Components/Integrated Circuits	0.22
Short-Term and Other Net Assets	0.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
Companhia Energetica de Minas Gerais Preferred SP ADR (Brazil)	8.08%
Empresa Nacional de Electricidad SA SP ADR (Chile)	6.43
Companhia Paranaense de Energia Class B Preferred SP ADR (Brazil)	6.34
Hokuriku Electric Power Co. (Japan)	5.79
Kyushu Electric Power Co. Inc. (Japan)	5.42
China Longyuan Power Group Corp. Ltd. Class H (China)	5.35
Verbund AG (Austria)	5.20
Tohoku Electric Power Co. Inc. (Japan)	4.94
Covanta Holding Corp.	4.92
GCL-Poly Energy Holdings Ltd. (China)	4.83

TOTAL	57.30%

The iShares S&P Global Clean Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Clean Energy IndexTM (the “Index”). The Index is designed to track the performance of approximately 30 of what are expected to be the most liquid and tradable securities of global companies in the listed clean energy universe. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (49.53)%, net of fees, while the total return for the Index was (50.94)%.

Global stocks posted fractionally positive returns for the reporting period, but the relatively flat overall return masked considerable volatility. Global equity markets declined broadly throughout much of the first half of the reporting period as a slowdown in economic activity in many regions of the world sparked concerns about a global recession. In addition, a worsening sovereign debt crisis in Europe and fiscal challenges in the U.S. put further downward pressure on stock markets worldwide. After bottoming in early October 2011, however, global stocks reversed course, advancing steadily over the last half of the reporting period and retracing the entire decline from the first six months. The recovery in global equity markets was driven in part by signs of improving economic conditions, which extinguished fears of a worldwide recession. Furthermore, promising developments in Europe — including liquidity injections from the European Central Bank (ECB) and progress toward a debt restructuring in Greece — generated increased confidence that the sovereign debt crisis would reach a positive conclusion.

From a regional perspective, U.S. stocks posted the best returns, enjoying a strong rally during the latter half of the reporting period amid renewed signs of improving economic growth. In particular, employment showed signs of life as job growth consistently exceeded expectations and the unemployment rate fell to a three-year low. Equity markets in Europe declined for the reporting period as the extent of the sovereign debt crisis and the potential negative impact on the Continent’s banking sector led to the poor performance of many European stocks in 2011. European stocks finally began to recover in early 2012, when the ECB took aggressive steps to calm debt

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

markets and support the banking sector. Stocks in the Asia/Pacific region fell slightly overall for the reporting period. Slowing economic growth, particularly among emerging economies such as China, weighed on stocks in this region.

In contrast to the broader equity market, global clean energy stocks (as represented by the Index) declined sharply during the reporting period, falling by approximately 50%. One factor contributing to the weakness in clean energy stocks was declining prices for more traditional energy sources. The price of oil was down as much as 25% during the reporting period before surging over the last three months of the period, finishing about where it began. Meanwhile, natural gas prices fell by more than 50% during the reporting period, reaching their lowest levels in a decade. Although the prices of clean energy sources (wind, solar, and geothermal) also fell during the reporting period as capacity continued to increase, they remained higher than the prices of traditional energy sources.

Other factors negatively impacting clean energy stocks included the economic slowdown during the first half of the reporting period, which led to reduced demand for power. In addition, clean energy companies faced an uncertain regulatory and fiscal framework in the U.S., along with reduced government subsidies in Europe, which is the largest market for solar power. As a result, clean energy stocks struggled to meet earnings expectations, leading to a broad decline in the sector.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/12			Inception to 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.65%	0.25%	0.26%	(4.43)%	(4.42)%	(4.68)%	(17.72)%	(17.72)%	(18.66)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Industry	Percentage of Net Assets
Electric	35.02%
Pipelines	17.93
Commercial Services	15.03
Transportation	9.72
Engineering & Construction	8.12
Gas	4.62
Holding Companies — Diversified	3.13
Storage & Warehousing	2.09
Diversified Financial Services	1.38
Chemicals	1.08
Other*	1.60
Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
Transurban Group (Australia)	4.92%
Enbridge Inc. (Canada)	4.01
TransCanada Corp. (Canada)	3.98
E.ON AG (Germany)	3.57
Abertis Infraestructuras SA (Spain)	3.57
Atlantia SpA (Italy)	3.15
El Paso Corp.	2.96
Southern Co. (The)	2.91
Hutchison Port Holdings Trust (Singapore)	2.83
GDF Suez (France)	2.78

TOTAL	34.68%

*	Other includes industries which individually represent less than 1% of net assets.

The iShares S&P Global Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Infrastructure IndexTM (the “Index”). The Index is designed to track performance of the stocks of large infrastructure companies in developed markets, or whose stocks are listed on developed market exchanges around the world. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was 0.65%, net of fees, while the total return for the Index was 0.26%.

Global stocks posted fractionally positive returns for the reporting period, but the relatively flat overall return masked considerable volatility. Global equity markets declined broadly throughout much of the first half of the reporting period as a slowdown in economic activity in many regions of the world sparked concerns about a global recession. In addition, a worsening sovereign debt crisis in Europe and fiscal challenges in the U.S. put further downward pressure on stock markets worldwide. After bottoming in early October 2011, however, global stocks reversed course, advancing steadily over the last half of the reporting period and retracing the entire decline from the first six months. The recovery in global equity markets was driven in part by signs of improving economic conditions, which extinguished fears of a worldwide recession. Furthermore, promising developments in Europe — including liquidity injections from the European Central Bank (ECB) and progress toward a debt restructuring in Greece — generated increased confidence that the sovereign debt crisis would reach a positive conclusion.

From a regional perspective, U.S. stocks posted the best returns, enjoying a strong rally during the latter half of the reporting period amid renewed signs of improving economic growth. In particular, employment showed signs of life as job growth consistently exceeded expectations and the unemployment rate fell to a three-year low. Equity markets in Europe declined for the reporting period as the extent of the sovereign debt crisis and the potential negative impact on the Continent’s banking sector led to the poor performance of many

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

European stocks in 2011. European stocks finally began to recover in early 2012, when the ECB took aggressive steps to calm debt markets and support the banking sector. Stocks in the Asia/Pacific region fell slightly overall for the reporting period. Slowing economic growth, particularly among emerging economies such as China, weighed on stocks in this region.

Global infrastructure stocks, as represented by the Index, tracked the fluctuations in broad global equity indexes and posted similar overall returns for the reporting period. As global economic conditions weakened early in the period and fiscal uncertainty took hold in Europe and the U.S., many public and private infrastructure projects experienced delays or faced funding difficulties, and these developments put downward pressure on infrastructure stocks. When economic conditions improved during the latter half of the reporting period, however, optimism that infrastructure projects would get back on track provided a boost to the sector. Investors were also attracted to the relatively high dividend yields of infrastructure stocks as an alternative to historically low yields on U.S. Treasury securities.

Within the infrastructure sector, transportation stocks were mixed — road and rail companies and freight and logistics firms generated the best returns, while transportation infrastructure builders and construction and engineering firms declined. Electric utilities, widely considered to be a defensive segment of the market, underperformed during the sharp market rally over the last six months of the reporting period, when investors flocked to more economically sensitive segments of the market.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/12			Inception to 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(11.97)%	(12.40)%	(11.25)%	(6.94)%	(7.01)%	(7.51)%	(23.75)%	(23.98)%	(25.47)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Industry	Percentage of Net Assets
Electric — Integrated	45.67%
Engineering/Research and Development Services	13.06
Non-Ferrous Metals	12.21
Machinery — General Industrial	11.02
Oil — Field Services	9.09
Electric Products — Miscellaneous	7.56
Hazardous Waste Disposal	0.91
Short-Term and Other Net Assets	0.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
AMEC PLC (United Kingdom)	9.09%
JGC Corp. (Japan)	8.83
Mitsubishi Heavy Industries Ltd. (Japan)	8.29
Exelon Corp.	8.23
Mitsubishi Electric Corp. (Japan)	7.56
Cameco Corp. (Canada)	6.85
Iberdrola SA (Spain)	4.90
FirstEnergy Corp.	4.86
E.ON AG (Germany)	4.86
NextEra Energy Inc.	4.86

TOTAL	68.33%

The iShares S&P Global Nuclear Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Nuclear Energy IndexTM (the “Index”). The Index is comprised of approximately 24 of the largest publicly-traded companies in nuclear energy related businesses that meet investability requirements. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (11.97)%, net of fees, while the total return for the Index was (11.25)%.

Global stocks posted fractionally positive returns for the reporting period, but the relatively flat overall return masked considerable volatility. Global equity markets declined broadly throughout much of the first half of the reporting period as a slowdown in economic activity in many regions of the world sparked concerns about a global recession. In addition, a worsening sovereign debt crisis in Europe and fiscal challenges in the U.S. put further downward pressure on stock markets worldwide. After bottoming in early October 2011, however, global stocks reversed course, advancing steadily over the last half of the reporting period and retracing the entire decline from the first six months. The recovery in global equity markets was driven in part by signs of improving economic conditions, which extinguished fears of a worldwide recession. Furthermore, promising developments in Europe — including liquidity injections from the European Central Bank (ECB) and progress toward a debt restructuring in Greece — generated increased confidence that the sovereign debt crisis would reach a positive conclusion.

From a regional perspective, U.S. stocks posted the best returns, enjoying a strong rally during the latter half of the reporting period amid renewed signs of improving economic growth. In particular, employment showed signs of life as job growth consistently exceeded expectations and the unemployment rate fell to a three-year low. Equity markets in Europe declined for the reporting period as the extent of the sovereign debt crisis and the potential negative impact on the Continent’s banking sector led to the poor performance of many European stocks in 2011. European stocks finally began to recover in early 2012, when the ECB took aggressive steps to calm debt markets and support the banking sector. Stocks in the Asia/Pacific region fell slightly overall for the reporting period. Slowing economic growth, particularly among emerging economies such as China, weighed on stocks in this region.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

As represented by the Index, global nuclear energy stocks posted double-digit declines for the reporting period, trailing broad global equity indexes. The combination of slowing economic activity and concerns about the damage to nuclear reactors in Japan from the March 2011 earthquake and tsunami led to a sharp decline in nuclear-related stocks early in the reporting period. Although nuclear energy stocks advanced over the last half of the reporting period, they did not keep pace with the rebound in the broad global equity indexes. On the positive side, the U.S. Nuclear Regulatory Commission approved the construction of a new nuclear reactor in the U.S. in February 2012, the first such approval in three decades.

On a sector basis, electric utilities, which comprised more than 45% of the Index as of the end of the reporting period, underperformed during the sharp market rally over the last six months of the period, when investors flocked to more economically sensitive segments of the global equity markets. The energy stocks in the Index also declined as oil prices were flat and natural gas prices fell precipitously. Construction and engineering firms that design nuclear facilities fell as demand for their services weakened during the reporting period.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/12			Inception to 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(16.72)%	(16.80)%	(18.02)%	(2.09)%	(2.05)%	(2.97)%	(7.67)%	(7.52)%	(10.74)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Industry	Percentage of Net Assets

Paper & Related Products	40.80%
REITs — Diversified	28.45
Forestry	12.47
Containers — Paper/Plastic	8.01
Agricultural Operations	6.83
Building Products — Wood	1.18
Short-Term and Other Net Assets	2.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Weyerhaeuser Co.	8.27%
Plum Creek Timber Co. Inc.	7.95
Rayonier Inc.	7.83
West Fraser Timber Co. Ltd. (Canada)	4.73
Stora Enso OYJ Class R (Finland)	4.54
UPM-Kymmene OYJ (Finland)	4.42
Potlatch Corp.	4.40
MeadWestvaco Corp.	4.37
International Paper Co.	4.29
Svenska Cellulosa AB Class B (Sweden)	4.15

TOTAL	54.95%

The iShares S&P Global Timber & Forestry Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Timber & Forestry IndexTM (the “Index”). The Index is comprised of approximately 25 of the largest publicly-traded companies engaged in the ownership, management or upstream supply chain of forests and timberlands. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (16.72)%, net of fees, while the total return for the Index was (18.02)%.

Global stocks posted fractionally positive returns for the reporting period, but the relatively flat overall return masked considerable volatility. Global equity markets declined broadly throughout much of the first half of the reporting period as a slowdown in economic activity in many regions of the world sparked concerns about a global recession. In addition, a worsening sovereign debt crisis in Europe and fiscal challenges in the U.S. put further downward pressure on stock markets worldwide. After bottoming in early October 2011, however, global stocks reversed course, advancing steadily over the last half of the reporting period and retracing the entire decline from the first six months. The recovery in global equity markets was driven in part by signs of improving economic conditions, which extinguished fears of a worldwide recession. Furthermore, promising developments in Europe — including liquidity injections from the European Central Bank (ECB) and progress toward a debt restructuring in Greece — generated increased confidence that the sovereign debt crisis would reach a positive conclusion.

From a regional perspective, U.S. stocks posted the best returns, enjoying a strong rally during the latter half of the reporting period amid renewed signs of improving economic growth. In particular, employment showed signs of life as job growth consistently exceeded expectations and the unemployment rate fell to a three-year low. Equity markets in Europe declined for the reporting period as the extent of the sovereign debt crisis and the potential negative impact on the Continent’s banking sector led to the poor performance of many European stocks in 2011. European stocks finally began to recover in early 2012, when the ECB took aggressive steps to calm debt markets and support the banking sector. Stocks in the Asia/Pacific region fell slightly overall for the reporting period. Slowing economic growth, particularly among emerging economies such as China, weighed on stocks in this region.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

As represented by the Index, global timber and forestry stocks posted double-digit declines for the reporting period, trailing broad global equity indexes. Timber and forestry stocks were hurt by falling commodity prices resulting from declining demand for raw materials, particularly in the developed world as economic conditions weakened in the first half of the reporting period. The decline in commodity prices included lumber and paper products, which weighed on the profitability of paper and forest products companies (more than half of the Index as of the end of the reporting period). Continued weakness in the housing market, especially in the U.S., was also a drag on the performance of timber and forestry stocks.

While the stocks of paper and forest products makers declined during the reporting period, other sectors of the Index held up better. Real estate investment trusts that own commercial forest land benefited from their relatively high dividend yields and continued improvement in the commercial property sector. Containers and packaging producers were beneficiaries of lower raw materials costs.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/11 to 3/31/12)
S&P Global 100
Actual	$1,000.00	$1,192.30	0.40%	$2.19
Hypothetical (5% return before expenses)	1,000.00	1,023.00	0.40	2.02
S&P Global Clean Energy
Actual	1,000.00	998.00	0.48	2.40
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Infrastructure
Actual	1,000.00	1,126.90	0.48	2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/11 to 3/31/12)
S&P Global Nuclear Energy
Actual	$1,000.00	$1,096.50	0.48%	$2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Timber & Forestry
Actual	1,000.00	1,198.30	0.48	2.64
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	21

Schedule of Investments

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.57%

AUSTRALIA — 1.52%
BHP Billiton Ltd.	451,584	$16,191,189

		16,191,189
FINLAND — 0.26%
Nokia OYJ	521,472	2,834,721

		2,834,721
FRANCE — 6.58%
Alcatel-Lucent[a,b]	319,144	724,632
AXA	263,760	4,366,027
Carrefour SA	84,000	2,010,733
Compagnie de Saint-Gobain	60,816	2,711,905
France Telecom SA	270,144	3,995,032
GDF Suez	200,928	5,182,943
L’Oreal SA	33,155	4,083,665
LVMH Moet Hennessy Louis Vuitton SA	37,296	6,399,603
Sanofi	162,960	12,636,713
Schneider Electric SA	76,608	4,997,904
Societe Generale	109,536	3,204,014
Total SA	329,280	16,768,320
Vivendi SA	176,400	3,232,387

		70,313,878
GERMANY — 6.82%
Allianz SE Registered	63,504	7,566,323
BASF SE	128,352	11,211,058
Bayer AG Registered	115,920	8,141,508
Daimler AG Registered	125,328	7,545,516
Deutsche Bank AG Registered	129,696	6,443,175
Deutsche Telekom AG Registered	414,960	4,988,340
E.ON AG	279,552	6,686,137
Muenchener Rueckversicherungs-Gesellschaft AG Registered	22,512	3,389,151
RWE AG	63,840	3,043,988
Siemens AG Registered	128,352	12,920,321
Volkswagen AG	5,376	865,549

		72,801,066
JAPAN — 4.76%
Bridgestone Corp.	90,200	2,198,690
Canon Inc.	168,050	7,984,391
FUJIFILM Holdings Corp.	61,000	1,438,739
Honda Motor Co. Ltd.	217,100	8,296,731

Security	Shares	Value

Nissan Motor Co. Ltd.	336,000	$3,597,011
Panasonic Corp.	268,800	2,485,653
Seven & I Holdings Co. Ltd.	105,820	3,160,648
Sony Corp.	138,200	2,861,569
Toshiba Corp.	548,700	2,426,962
Toyota Motor Corp.	377,600	16,380,485

		50,830,879
NETHERLANDS — 1.58%
AEGON NVa	236,445	1,311,134
ING Groep NV CVA[a]	543,984	4,525,473
Koninklijke Philips Electronics NV	141,056	2,855,232
Unilever NV CVA	240,912	8,185,785

		16,877,624
SOUTH KOREA — 2.19%
Samsung Electronics Co. Ltd. SP GDR[b,c]	41,328	23,370,984

		23,370,984
SPAIN — 2.57%
Banco Bilbao Vizcaya Argentaria SA	685,428	5,446,584
Banco Santander SA	1,274,784	9,795,323
Repsol YPF SA	115,584	2,895,295
Telefonica SA	569,184	9,311,811

		27,449,013
SWEDEN — 0.41%
Telefonaktiebolaget LM Ericsson Class B	425,376	4,394,572

		4,394,572
SWITZERLAND — 6.75%
ABB Ltd. Registered[a]	325,248	6,664,372
Credit Suisse Group AG Registered	150,192	4,275,533
Nestle SA Registered	462,672	29,075,366
Novartis AG Registered	385,056	21,283,839
Swiss Re AGa	51,744	3,300,372
UBS AG Registered[a]	535,584	7,495,865

		72,095,347
UNITED KINGDOM — 15.65%
Anglo American PLC	184,800	6,900,326
AstraZeneca PLC	180,432	8,011,448
Aviva PLC	405,552	2,148,023
Barclays PLC	1,708,896	6,423,241
BP PLC	2,653,392	19,609,613

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2012

Security	Shares	Value

Diageo PLC	350,448	$8,412,925
GlaxoSmithKline PLC	707,280	15,781,244
HSBC Holdings PLC	2,500,176	22,162,358
National Grid PLC	495,264	4,989,198
Rio Tinto PLC	199,248	10,970,292
Royal Dutch Shell PLC Class A	510,384	17,805,705
Royal Dutch Shell PLC Class B	371,616	13,059,522
Standard Chartered PLC	271,488	6,766,813
Vodafone Group PLC	7,035,504	19,356,966
Xstrata PLC	275,184	4,695,733

		167,093,407
UNITED STATES — 50.48%
3M Co.	97,104	8,662,648
Bristol-Myers Squibb Co.	236,544	7,983,360
Caterpillar Inc.	90,720	9,663,494
Chevron Corp.	277,200	29,726,928
Citigroup Inc.	410,256	14,994,857
Coca-Cola Co. (The)	316,848	23,449,920
Colgate-Palmolive Co.	67,536	6,603,670
Dell Inc.[a,b]	215,376	3,575,242
Dow Chemical Co. (The)	166,656	5,772,964
E.I. du Pont de Nemours and Co.	130,704	6,914,242
EMC Corp.[a,b]	287,616	8,593,966
Exxon Mobil Corp.	660,912	57,320,898
Ford Motor Co.	530,208	6,622,298
General Electric Co.	1,481,088	29,725,436
Goldman Sachs Group Inc. (The)	69,216	8,608,394
Hewlett-Packard Co.	277,536	6,613,683
Intel Corp.	702,240	19,739,966
International Business Machines Corp.	162,288	33,861,391
J.P. Morgan Chase & Co.	534,576	24,579,805
Johnson & Johnson	384,384	25,353,969
Kimberly-Clark Corp.	54,749	4,045,404
McDonald’s Corp.	143,136	14,041,642
Merck & Co. Inc.	425,712	16,347,341
Microsoft Corp.	1,046,976	33,764,976
Morgan Stanley	213,360	4,190,390
News Corp. Class A NVS	301,728	5,941,024
Nike Inc. Class B	51,744	5,611,119
PepsiCo Inc.	220,080	14,602,308
Pfizer Inc.	1,055,376	23,914,820

Security	Shares	Value

Philip Morris International Inc.	241,248	$21,376,985
Procter & Gamble Co. (The)	385,728	25,924,779
Texas Instruments Inc.	162,288	5,454,500
United Technologies Corp.	127,680	10,589,779
Wal-Mart Stores Inc.	244,272	14,949,446

		539,121,644

TOTAL COMMON STOCKS
(Cost: $1,164,978,484)		1,063,374,324

SHORT-TERM INVESTMENTS — 1.11%

MONEY MARKET FUNDS — 1.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	10,356,692	10,356,692
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	802,562	802,562
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	760,767	760,767

		11,920,021

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,920,021)		11,920,021

TOTAL INVESTMENTS IN SECURITIES — 100.68%
(Cost: $1,176,898,505)		1,075,294,345
Other Assets, Less Liabilities — (0.68)%		(7,295,841)

NET ASSETS — 100.00%		$1,067,998,504

NVS — Non-Voting Shares

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 85.09%

AUSTRIA — 5.20%
Verbund AG	59,242	$1,799,539

		1,799,539
CHILE — 6.43%
Empresa Nacional de Electricidad SA SP ADR	41,192	2,223,544

		2,223,544
CHINA — 21.49%
China Longyuan Power Group Corp. Ltd. Class Ha	2,214,000	1,850,703
GCL-Poly Energy Holdings Ltd.[b]	6,004,000	1,670,355
Hanwha SolarOne Co. Ltd. SP ADR[a,b]	58,406	74,760
Harbin Electric Co. Ltd. Class H	1,058,000	1,109,238
JA Solar Holdings Co. Ltd. SP ADR[a,b]	256,918	398,223
LDK Solar Co. Ltd. SP ADR[a,b]	83,790	335,160
Suntech Power Holdings Co. Ltd. SP ADR[a,b]	189,354	579,423
Trina Solar Ltd. SP ADR[a,b]	122,930	876,491
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	149,074	539,648

		7,434,001
DENMARK — 3.06%
Vestas Wind Systems A/Sa,b	104,652	1,060,279

		1,060,279
GERMANY — 4.30%
Nordex SEa,b	82,954	500,870
SMA Solar Technology AG	14,364	649,988
SolarWorld AGb	107,084	337,543

		1,488,401
ITALY — 4.15%
Enel Green Power SpA	756,808	1,436,174

		1,436,174
JAPAN — 16.15%
Hokuriku Electric Power Co.	110,200	2,003,271
Kyushu Electric Power Co. Inc.	130,800	1,873,907
Tohoku Electric Power Co. Inc.[a]	149,100	1,710,316

		5,587,494

Security	Shares	Value

NORWAY — 1.30%
Renewable Energy Corp. ASA[a,b]	763,306	$451,770

		451,770
PORTUGAL — 4.07%
EDP Renovaveis SAa	283,746	1,407,923

		1,407,923
SPAIN — 2.65%
Gamesa Corporacion Tecnologica SAb	289,028	916,443

		916,443
UNITED STATES — 16.29%
Covanta Holding Corp.	104,994	1,704,052
First Solar Inc.[a,b]	32,300	809,115
GT Advanced Technologies Inc.[a,b]	194,788	1,610,897
MEMC Electronic Materials Inc.[a,b]	171,152	617,859
Ormat Technologies Inc.	27,132	546,710
SunPower Corp.[a,b]	54,378	346,932

		5,635,565

TOTAL COMMON STOCKS (Cost: $49,823,095)		29,441,133

PREFERRED STOCKS — 14.42%

BRAZIL — 14.42%
Companhia Energetica de Minas Gerais SP ADR	117,572	2,795,862
Companhia Paranaense de Energia Class B SP ADR	93,252	2,192,355

		4,988,217

TOTAL PREFERRED STOCKS (Cost: $3,071,617)		4,988,217

SHORT-TERM INVESTMENTS — 31.76%

MONEY MARKET FUNDS — 31.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	10,172,806	10,172,806
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	788,312	788,312

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

March 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	27,910	$27,910

		10,989,028

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,989,028)		10,989,028

TOTAL INVESTMENTS IN SECURITIES — 131.27% (Cost: $63,883,740)		45,418,378
Other Assets, Less Liabilities — (31.27)%		(10,820,267)

NET ASSETS — 100.00%		$34,598,111

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.85%

AUSTRALIA — 7.47%
Australian Infrastructure Fund	1,584,609	$3,742,791
Macquarie Atlas Roads Group[a]	1,010,445	1,779,509
Sydney Airport	1,880,916	5,592,293
Transurban Group	3,697,626	21,451,102

		32,565,695
BRAZIL — 1.85%
Centrais Eletricas Brasileiras SA SP ADR	95,448	893,393
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	18,573	1,423,063
CPFL Energia SA SP ADR[b]	34,686	1,049,252
Ultrapar Participacoes SA SP ADR	216,726	4,700,787

		8,066,495
CANADA — 9.87%
AltaGas Ltd.	50,430	1,561,667
Enbridge Inc.	451,041	17,482,944
Pembina Pipeline Corp.	95,571	2,694,673
TransCanada Corp.	405,039	17,357,367
Veresen Inc.	108,609	1,647,419
Westshore Terminals Investment Corp.	94,833	2,300,966

		43,045,036
CHILE — 0.83%
Empresa Nacional de Electricidad SA SP ADR[b]	35,670	1,925,466
Enersis SA SP ADR	83,640	1,688,692

		3,614,158
CHINA — 5.38%
China Merchants Holdings (International) Co. Ltd.[b]	2,952,000	9,885,626
China Resources Power Holdings Co. Ltd.	575,600	1,066,091
COSCO Pacific Ltd.[b]	3,980,000	6,007,934
Huaneng Power International Inc. Class H SP ADR[b]	30,381	665,951
Jiangsu Expressway Co. Ltd. Class H	3,198,000	3,093,377
Zhejiang Expressway Co. Ltd. Class H	3,690,000	2,756,569

		23,475,548
FRANCE — 7.55%
Aeroports de Paris	101,229	8,296,001

Security	Shares	Value

Electricite de France	93,234	$2,124,372
GDF Suez	469,614	12,113,705
Groupe Eurotunnel SA	1,195,437	10,366,864

		32,900,942
GERMANY — 7.31%
E.ON AG	651,039	15,571,113
Fraport AG	115,620	7,228,945
Hamburger Hafen und Logistik AG	61,377	2,063,827
RWE AG	146,493	6,985,008

		31,848,893
ITALY — 5.65%
Ansaldo STS SpA	213,651	2,116,821
Atlantia SpA[b]	826,929	13,710,204
Enel SpA	2,103,300	7,596,215
Societa Iniziative Autostradali e Servizi SpA	156,702	1,197,823

		24,621,063
JAPAN — 3.87%
Japan Airport Terminal Co. Ltd.	147,600	1,953,173
Kamigumi Co. Ltd.	635,000	5,285,558
Kansai Electric Power Co. Inc. (The)	233,700	3,640,603
Mitsubishi Logistics Corp.	344,000	4,083,942
Sumitomo Warehouse Co. Ltd. (The)	369,000	1,914,612

		16,877,888
NETHERLANDS — 2.26%
Royal Vopak NV	171,216	9,848,819

		9,848,819
NEW ZEALAND — 1.22%
Auckland International Airport Ltd.	2,632,815	5,307,351

		5,307,351
NORWAY — 0.09%
Ship Finance International Ltd.[b]	25,707	393,317

		393,317
PORTUGAL — 0.45%
BRISA — Auto-estradas de Portugal SAb	550,671	1,957,987

		1,957,987
RUSSIA — 0.33%
RusHydro OJSC SP ADR	394,830	1,447,447

		1,447,447

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

March 31, 2012

Security	Shares	Value

SINGAPORE — 4.01%
Hutchison Port Holdings Trust	16,113,000	$12,326,445
SATS Ltd.[b]	1,599,000	3,166,588
SIA Engineering Co.[b]	615,000	1,971,170

		17,464,203
SPAIN — 5.37%
Abertis Infraestructuras SA	914,874	15,552,078
Iberdrola SA	1,387,440	7,865,461

		23,417,539
SWITZERLAND — 0.88%
Flughafen Zurich AG Registered	9,963	3,852,485

		3,852,485
UNITED KINGDOM — 7.07%
BBA Aviation PLC	1,238,856	4,235,879
Centrica PLC	1,675,506	8,470,155
National Grid PLC	1,157,430	11,659,737
SSE PLC	304,302	6,461,580

		30,827,351
UNITED STATES — 27.39%
American Electric Power Co. Inc.	157,194	6,064,545
Cheniere Energy Inc.[a]	88,929	1,332,156
Dominion Resources Inc.	186,714	9,561,624
Duke Energy Corp.	438,003	9,202,443
El Paso Corp.	436,527	12,899,373
Entergy Corp.	57,687	3,876,566
Exelon Corp.	279,825	10,971,938
FirstEnergy Corp.	136,284	6,213,188
Kinder Morgan Inc.[b]	55,350	2,139,277
NextEra Energy Inc.	135,669	8,286,663
Nordic American Tankers Ltd.[b]	30,627	486,357
Overseas Shipholding Group Inc.[b]	14,514	183,312
PG&E Corp.	134,562	5,841,336
Public Service Enterprise Group Inc.	166,050	5,082,790
Southern Co. (The)	282,777	12,705,171
Spectra Energy Corp.	377,364	11,905,834
Teekay Corp.	39,483	1,372,034
Wesco Aircraft Holdings Inc.[a]	49,200	797,040
Williams Companies Inc. (The)	340,833	10,501,065

		119,422,712

TOTAL COMMON STOCKS (Cost: $406,721,804)		430,954,929

Security	Shares	Value

PREFERRED STOCKS — 0.87%

BRAZIL — 0.87%
Companhia Energetica de Minas Gerais SP ADR	126,321	$3,003,913
Companhia Paranaense de Energia Class B SP ADR	32,964	774,984

		3,778,897

TOTAL PREFERRED STOCKS (Cost: $2,761,377)		3,778,897

SHORT-TERM INVESTMENTS — 3.69%

MONEY MARKET FUNDS — 3.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	14,280,196	14,280,196
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	1,106,602	1,106,602
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	692,785	692,785

		16,079,583

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,079,583)		16,079,583

TOTAL INVESTMENTS IN SECURITIES — 103.41% (Cost: $425,562,764)		450,813,409
Other Assets, Less Liabilities — (3.41)%		(14,866,629)

NET ASSETS — 100.00%		$435,946,780

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.52%

AUSTRALIA — 3.13%
Energy Resources of Australia Ltd.[a]	60,826	$81,286
Paladin Energy Ltd.[a]	154,802	294,274

		375,560
CANADA — 9.08%
Cameco Corp.	38,386	822,296
Uranium One Inc.[a]	96,492	267,430

		1,089,726
CHINA — 2.74%
Shanghai Electric Group Co. Ltd. Class H	646,000	328,658

		328,658
FINLAND — 4.15%
Fortum OYJ	20,553	498,142

		498,142
FRANCE — 2.95%
Electricite de France	15,521	353,652

		353,652
GERMANY — 4.86%
E.ON AG	24,361	582,650

		582,650
JAPAN — 29.25%
JGC Corp.	34,000	1,059,724
Kansai Electric Power Co. Inc. (The)	27,200	423,724
Mitsubishi Electric Corp.	102,000	907,273
Mitsubishi Heavy Industries Ltd.	204,000	994,034
Tokyo Electric Power Co. Inc. (The)[a]	49,300	124,605

		3,509,360
SOUTH KOREA — 1.53%
Korea Electric Power Corp. SP ADR[a]	18,802	182,944

		182,944
SPAIN — 4.90%
Iberdrola SA	103,768	588,266

		588,266
UNITED KINGDOM — 9.09%
AMEC PLC	61,625	1,090,952

		1,090,952

Security	Shares	Value

UNITED STATES — 27.84%
EnergySolutions Inc.[a]	22,304	$109,290
Entergy Corp.	8,483	570,057
Exelon Corp.	25,194	987,857
FirstEnergy Corp.	12,801	583,597
NextEra Energy Inc.	9,537	582,520
Shaw Group Inc. (The)[a,b]	15,997	507,265

		3,340,586

TOTAL COMMON STOCKS (Cost: $13,836,933)		11,940,496

SHORT-TERM INVESTMENTS — 2.21%

MONEY MARKET FUNDS — 2.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	239,283	239,283
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	18,542	18,542
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	7,443	7,443

		265,268

TOTAL SHORT-TERM INVESTMENTS
(Cost: $265,268)		265,268

TOTAL INVESTMENTS IN SECURITIES — 101.73%
(Cost: $14,102,201)		12,205,764
Other Assets, Less Liabilities — (1.73)%		(207,210)

NET ASSETS — 100.00%		$11,998,554

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 96.46%

BRAZIL — 4.61%
Duratex SA	304,600	$1,921,803
Fibria Celulose SA SP ADR[a]	667,656	5,601,634

		7,523,437
CANADA — 8.03%
Canfor Corp.[b]	455,268	5,375,119
Sino-Forest Corp. Class Aa,b,c	786,708	79
West Fraser Timber Co. Ltd.	167,508	7,728,044

		13,103,242
FINLAND — 8.96%
Stora Enso OYJ Class R	998,976	7,409,972
UPM-Kymmene OYJ	531,036	7,220,313

		14,630,285
HONG KONG — 0.84%
Nine Dragons Paper (Holdings) Ltd.	1,680,000	1,378,362

		1,378,362
JAPAN — 9.16%
Nippon Paper Group Inc.[a]	277,200	5,803,701
Oji Paper Co. Ltd.	1,188,000	5,774,349
Sumitomo Forestry Co. Ltd.	369,600	3,381,843

		14,959,893
SINGAPORE — 6.83%
Golden Agri-Resources Ltd.	7,143,000	4,459,582
Wilmar International Ltd.[a]	1,716,000	6,687,398

		11,146,980
SOUTH AFRICA — 3.64%
Sappi Ltd.[b]	1,605,648	5,941,769

		5,941,769
SWEDEN — 6.89%
Holmen AB Class B	163,812	4,485,768
Svenska Cellulosa AB Class B	391,776	6,766,414

		11,252,182
UNITED STATES — 47.50%
Deltic Timber Corp.	61,248	3,876,386
International Paper Co.	199,452	7,000,765
MeadWestvaco Corp.	225,852	7,134,665
Packaging Corp. of America	226,248	6,694,678
Plum Creek Timber Co. Inc.[a]	312,312	12,979,687
Potlatch Corp.	228,888	7,173,350

Security	Shares	Value

Rayonier Inc.[a]	290,004	$12,786,276
Sonoco Products Co.	192,456	6,389,539
Weyerhaeuser Co.	615,780	13,497,898

		77,533,244

TOTAL COMMON STOCKS
(Cost: $180,845,016)		157,469,394

PREFERRED STOCKS — 1.28%
BRAZIL — 1.28%
Suzano Papel e Celulose SA Class A	489,400	2,095,167

		2,095,167

TOTAL PREFERRED STOCKS
(Cost: $2,207,030)		2,095,167

SHORT-TERM INVESTMENTS — 10.95%

MONEY MARKET FUNDS — 10.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	16,360,521	16,360,521
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	1,267,811	1,267,811
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	247,490	247,490

		17,875,822

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,875,822)		17,875,822

TOTAL INVESTMENTS IN SECURITIES — 108.69% (Cost: $200,927,868)		177,440,383
Other Assets, Less Liabilities — (8.69)%		(14,193,095)

NET ASSETS — 100.00%		$163,247,288

SP ADR –Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2012

	iShares S&P Global 100 Index Fund	iShares S&P Global Clean Energy Index Fund	iShares S&P Global Infrastructure Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,164,978,484	$52,894,712	$409,483,181
Affiliated (Note 2)	11,920,021	10,989,028	16,079,583

Total cost of investments	$1,176,898,505	$63,883,740	$425,562,764

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,063,374,324	$34,429,350	$434,733,826
Affiliated (Note 2)	11,920,021	10,989,028	16,079,583

Total fair value of investments	1,075,294,345	45,418,378	450,813,409
Foreign currencies, at value[b]	2,035,589	6,377	693,055
Receivables:
Investment securities sold	—	—	20,270,561
Dividends and interest	3,460,555	141,342	752,236
Capital shares sold	—	7,245	22,370

Total Assets	1,080,790,489	45,573,342	472,551,631

LIABILITIES
Payables:
Investment securities purchased	1,272,919	—	20,981,798
Collateral for securities on loan (Note 5)	11,159,254	10,961,118	15,386,798
Capital shares redeemed	—	—	57,818
Investment advisory fees (Note 2)	359,812	14,113	178,437

Total Liabilities	12,791,985	10,975,231	36,604,851

NET ASSETS	$1,067,998,504	$34,598,111	$435,946,780

Net assets consist of:
Paid-in capital	$1,277,290,688	$90,152,449	$447,805,991
Undistributed net investment income	6,742,747	194,303	1,501,608
Accumulated net realized loss	(114,493,965)	(37,283,008)	(38,615,447)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(101,540,966)	(18,465,633)	25,254,628

NET ASSETS	$1,067,998,504	$34,598,111	$435,946,780

Shares outstanding[c]	16,800,000	3,800,000	12,300,000

Net asset value per share	$63.57	$9.10	$35.44

[a]	Securities on loan with values of $10,742,857, $10,433,780 and $14,994,272, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,026,107, $6,373 and $691,816, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2012

	iShares S&P Global Nuclear Energy Index Fund	iShares S&P Global Timber & Forestry Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$13,836,933	$183,052,046
Affiliated (Note 2)	265,268	17,875,822

Total cost of investments	$14,102,201	$200,927,868

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$11,940,496	$159,564,561
Affiliated (Note 2)	265,268	17,875,822

Total fair value of investments	12,205,764	177,440,383
Foreign currencies, at value[b]	3,910	107,476
Receivables:
Investment securities sold	503,534	9,784,011
Dividends and interest	45,110	674,000

Total Assets	12,758,318	188,005,870

LIABILITIES
Payables:
Investment securities purchased	497,030	7,064,015
Collateral for securities on loan (Note 5)	257,825	17,628,332
Investment advisory fees (Note 2)	4,909	66,235

Total Liabilities	759,764	24,758,582

NET ASSETS	$11,998,554	$163,247,288

Net assets consist of:
Paid-in capital	$15,988,219	$194,325,166
Undistributed (distributions in excess of) net investment income	84,544	(678,125)
Accumulated net realized loss	(2,177,975)	(6,914,466)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(1,896,234)	(23,485,287)

NET ASSETS	$11,998,554	$163,247,288

Shares outstanding[c]	340,000	3,960,000

Net asset value per share	$35.29	$41.22

[a]	Securities on loan with values of $234,654 and $16,034,117, respectively. See Note 5.
[b]	Cost of foreign currencies: $3,892 and $106,163, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2012

	iShares S&P Global 100 Index Fund	iShares S&P Global Clean Energy Index Fund	iShares S&P Global Infrastructure Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$34,814,526	$869,319	$21,760,763
Interest — affiliated (Note 2)	527	30	215
Securities lending income — affiliated (Note 2)	173,568	1,207,012	192,697

Total investment income	34,988,621	2,076,361	21,953,675

EXPENSES
Investment advisory fees (Note 2)	4,077,561	240,487	2,277,184

Total expenses	4,077,561	240,487	2,277,184

Net investment income	30,911,060	1,835,874	19,676,491

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(20,447,830)	(21,453,062)	(4,738,377)
In-kind redemptions — unaffiliated	23,585,722	(1,026,291)	21,539,583
Foreign currency transactions	(181,152)	10,032	(533,650)

Net realized gain (loss)	2,956,740	(22,469,321)	16,267,556

Net change in unrealized appreciation/depreciation on:
Investments	(23,355,063)	(18,633,843)	(40,829,769)
Translation of assets and liabilities in foreign currencies	24,559	(1,101)	(3,413)

Net change in unrealized appreciation/depreciation	(23,330,504)	(18,634,944)	(40,833,182)

Net realized and unrealized loss	(20,373,764)	(41,104,265)	(24,565,626)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,537,296	$(39,268,391)	$(4,889,135)

[a]	Net of foreign withholding tax of $2,032,866, $72,029 and $1,834,680, respectively.

See notes to financial statements.

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2012

	iShares S&P Global Nuclear Energy Index Fund	iShares S&P Global Timber & Forestry Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$436,886	$4,203,384
Interest — affiliated (Note 2)	5	70
Securities lending income — affiliated (Note 2)	600	100,185

Total investment income	437,491	4,303,639

EXPENSES
Investment advisory fees (Note 2)	68,169	927,697

Total expenses	68,169	927,697

Net investment income	369,322	3,375,942

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,098,855)	(6,774,929)
In-kind redemptions — unaffiliated	16,208	8,385,270
Foreign currency transactions	(1,095)	4,345

Net realized gain (loss)	(1,083,742)	1,614,686

Net change in unrealized appreciation/depreciation on:
Investments	(1,571,828)	(64,234,019)
Translation of assets and liabilities in foreign currencies	433	(2,097)

Net change in unrealized appreciation/depreciation	(1,571,395)	(64,236,116)

Net realized and unrealized loss	(2,655,137)	(62,621,430)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,285,815)	$(59,245,488)

[a]	Net of foreign withholding tax of $29,371 and $319,684, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global 100 Index Fund		iShares S&P Global Clean Energy Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$30,911,060	$21,470,130	$1,835,874	$817,206
Net realized gain (loss)	2,956,740	(23,880,122)	(22,469,321)	(9,713,681)
Net change in unrealized appreciation/depreciation	(23,330,504)	85,979,206	(18,634,944)	9,571,503

Net increase (decrease) in net assets resulting from operations	10,537,296	83,569,214	(39,268,391)	675,028

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(29,801,389)	(19,663,437)	(1,650,044)	(924,242)
Return of capital	—	—	—	(51,960)

Total distributions to shareholders	(29,801,389)	(19,663,437)	(1,650,044)	(976,202)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	94,422,031	226,804,039	8,840,952	13,862,294
Cost of shares redeemed	(117,173,946)	(24,159,623)	(8,245,536)	(6,976,405)

Net increase (decrease) in net assets from capital share transactions	(22,751,915)	202,644,416	595,416	6,885,889

INCREASE (DECREASE) IN NET ASSETS	(42,016,008)	266,550,193	(40,323,019)	6,584,715

NET ASSETS
Beginning of year	1,110,014,512	843,464,319	74,921,130	68,336,415

End of year	$1,067,998,504	$1,110,014,512	$34,598,111	$74,921,130

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$6,742,747	$5,814,228	$194,303	$(1,559)

SHARES ISSUED AND REDEEMED
Shares sold	1,550,000	3,600,000	600,000	800,000
Shares redeemed	(1,800,000)	(450,000)	(800,000)	(400,000)

Net increase (decrease) in shares outstanding	(250,000)	3,150,000	(200,000)	400,000

See notes to financial statements.

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Infrastructure Index Fund		iShares S&P Global Nuclear Energy Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,676,491	$15,448,285	$369,322	$447,154
Net realized gain (loss)	16,267,556	7,240,427	(1,083,742)	2,738,654
Net change in unrealized appreciation/depreciation	(40,833,182)	29,017,485	(1,571,395)	(2,283,996)

Net increase (decrease) in net assets resulting from operations	(4,889,135)	51,706,197	(2,285,815)	901,812

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(19,433,748)	(17,550,462)	(390,343)	(601,698)

Total distributions to shareholders	(19,433,748)	(17,550,462)	(390,343)	(601,698)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	36,156,908	35,092,154	—	10,736,676
Cost of shares redeemed	(94,102,973)	(33,003,090)	(2,643,093)	(11,513,243)

Net increase (decrease) in net assets from capital share transactions	(57,946,065)	2,089,064	(2,643,093)	(776,567)

INCREASE (DECREASE) IN NET ASSETS	(82,268,948)	36,244,799	(5,319,251)	(476,453)

NET ASSETS
Beginning of year	518,215,728	481,970,929	17,317,805	17,794,258

End of year	$435,946,780	$518,215,728	$11,998,554	$17,317,805

Undistributed net investment income included in net assets at end of year	$1,501,608	$1,735,470	$84,544	$92,352

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	1,000,000	—	240,000
Shares redeemed	(2,800,000)	(1,000,000)	(80,000)	(260,000)

Net decrease in shares outstanding	(1,800,000)	—	(80,000)	(20,000)

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Timber & Forestry Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,375,942	$3,839,950
Net realized gain	1,614,686	439,640
Net change in unrealized appreciation/depreciation	(64,236,116)	30,707,555

Net increase (decrease) in net assets resulting from operations	(59,245,488)	34,987,145

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,291,984)	(3,615,658)

Total distributions to shareholders	(4,291,984)	(3,615,658)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	37,205,194	200,000,514
Cost of shares redeemed	(89,957,363)	(1,350,068)

Net increase (decrease) in net assets from capital share transactions	(52,752,169)	198,650,446

INCREASE (DECREASE) IN NET ASSETS	(116,289,641)	230,021,933

NET ASSETS
Beginning of year	279,536,929	49,514,996

End of year	$163,247,288	$279,536,929

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(678,125)	$186,934

SHARES ISSUED AND REDEEMED
Shares sold	780,000	4,350,000
Shares redeemed	(2,340,000)	(30,000)

Net increase (decrease) in shares outstanding	(1,560,000)	4,320,000

See notes to financial statements.

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$65.10	$60.68	$42.32	$73.02	$74.00

Income from investment operations:
Net investment income[a]	1.85	1.47	1.51	2.06	1.70
Net realized and unrealized gain (loss)[b]	(1.59)	4.32	18.52	(30.88)	(1.30)

Total from investment operations	0.26	5.79	20.03	(28.82)	0.40

Less distributions from:
Net investment income	(1.79)	(1.37)	(1.67)	(1.88)	(1.38)

Total distributions	(1.79)	(1.37)	(1.67)	(1.88)	(1.38)

Net asset value, end of year	$63.57	$65.10	$60.68	$42.32	$73.02

Total return	0.57%	9.87%	48.05%	(40.19)%	0.37%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,067,999	$1,110,015	$843,464	$552,217	$942,001
Ratio of expenses to average net assets[c]	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	3.03%	2.47%	2.72%	3.49%	2.17%
Portfolio turnover rate[d]	4%	6%	6%	8%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Clean Energy Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009
Net asset value, beginning of period	$18.73	$18.98	$17.30	$51.82

Income from investment operations:
Net investment income[b]	0.45	0.25	0.29	0.18
Net realized and unrealized gain (loss)[c]	(9.68)	(0.20)	1.68	(34.64)

Total from investment operations	(9.23)	0.05	1.97	(34.46)

Less distributions from:
Net investment income	(0.40)	(0.28)	(0.29)	(0.06)
Return of capital	—	(0.02)	—	—

Total distributions	(0.40)	(0.30)	(0.29)	(0.06)

Net asset value, end of period	$9.10	$18.73	$18.98	$17.30

Total return	(49.53)%	0.55%	11.18%	(66.51)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$34,598	$74,921	$68,336	$44,968
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.66%	1.47%	1.33%	1.22%
Portfolio turnover rate[f]	58%	39%	30%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Infrastructure Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Dec. 10, 2007[a] to Mar. 31, 2008
Net asset value, beginning of period	$36.75	$34.18	$24.34	$44.81	$50.03

Income from investment operations:
Net investment income[b]	1.45	1.13	1.11	1.16	0.23
Net realized and unrealized gain (loss)[c]	(1.31)	2.74	9.87	(20.70)	(5.27)

Total from investment operations	0.14	3.87	10.98	(19.54)	(5.04)

Less distributions from:
Net investment income	(1.45)	(1.30)	(1.14)	(0.93)	(0.18)

Total distributions	(1.45)	(1.30)	(1.14)	(0.93)	(0.18)

Net asset value, end of period	$35.44	$36.75	$34.18	$24.34	$44.81

Total return	0.65%	11.77%	45.76%	(44.19)%	(10.10)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$435,947	$518,216	$481,971	$202,023	$49,292
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.15%	3.32%	3.46%	3.70%	1.66%
Portfolio turnover rate[f]	16%	17%	25%	29%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Nuclear Energy Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009
Net asset value, beginning of period	$41.23	$40.44	$30.22	$50.45

Income from investment operations:
Net investment income[b]	0.94	1.00	0.70	0.29
Net realized and unrealized gain (loss)[c]	(5.87)	1.16	10.15	(20.29)

Total from investment operations	(4.93)	2.16	10.85	(20.00)

Less distributions from:
Net investment income	(1.01)	(1.37)	(0.63)	(0.23)

Total distributions	(1.01)	(1.37)	(0.63)	(0.23)

Net asset value, end of period	$35.29	$41.23	$40.44	$30.22

Total return	(11.97)%	5.44%	36.04%	(39.62)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,999	$17,318	$17,794	$6,043
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.60%	2.46%	1.74%	1.19%
Portfolio turnover rate[f]	50%	40%	41%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Timber & Forestry Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009
Net asset value, beginning of period	$50.64	$41.26	$22.10	$48.24

Income from investment operations:
Net investment income[b]	0.72	1.66	0.39	0.55
Net realized and unrealized gain (loss)[c]	(9.24)	8.83	19.20	(26.23)

Total from investment operations	(8.52)	10.49	19.59	(25.68)

Less distributions from:
Net investment income	(0.90)	(1.11)	(0.38)	(0.46)
Return of capital	—	—	(0.05)	—

Total distributions	(0.90)	(1.11)	(0.43)	(0.46)

Net asset value, end of period	$41.22	$50.64	$41.26	$22.10

Total return	(16.72)%	26.04%	88.81%	(53.41)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$163,247	$279,537	$49,515	$13,924
Ratio of expenses to average net assets[e,f]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.75%	3.70%	1.11%	2.29%
Portfolio turnover rate[g]	21%	23%	45%	45%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P Global 100	Non-diversified
S&P Global Clean Energy	Non-diversified
S&P Global Infrastructure	Non-diversified
S&P Global Nuclear Energy	Non-diversified
S&P Global Timber & Forestry	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
S&P Global 100
Assets:
Common Stocks	$1,063,374,324	$—	$—	$1,063,374,324
Short-Term Investments	11,920,021	—	—	11,920,021

	$1,075,294,345	$—	$—	$1,075,294,345

S&P Global Clean Energy
Assets:
Common Stocks	$29,441,133	$—	$—	$29,441,133
Preferred Stocks	4,988,217	—	—	4,988,217
Short-Term Investments	10,989,028	—	—	10,989,028

	$45,418,378	$—	$—	$45,418,378

S&P Global Infrastructure
Assets:
Common Stocks	$430,954,929	$—	$—	$430,954,929
Preferred Stocks	3,778,897	—	—	3,778,897
Short-Term Investments	16,079,583	—	—	16,079,583

	$450,813,409	$—	$—	$450,813,409

S&P Global Nuclear Energy
Assets:
Common Stocks	$11,940,496	$—	$—	$11,940,496
Short-Term Investments	265,268	—	—	265,268

	$12,205,764	$—	$—	$12,205,764

S&P Global Timber & Forestry
Assets:
Common Stocks	$157,469,315	$—	$79	$157,469,394
Preferred Stocks	2,095,167	—	—	2,095,167
Short-Term Investments	17,875,822	—	—	17,875,822

	$177,440,304	$—	$79	$177,440,383

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of March 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® TRUST

those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares S&P Global Clean Energy, iShares S&P Global Infrastructure, iShares S&P Global Nuclear Energy and iShares S&P Global Timber & Forestry Index Funds, BFA is entitled to annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion[a]
0.38	Over $20 billion[a]

[a]	Breakpoint level was modified or added, effective July 1, 2011.

For its investment advisory services to the iShares S&P Global 100 Index Fund, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended March 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Global 100	$93,460
S&P Global Clean Energy	649,929
S&P Global Infrastructure	103,760
S&P Global Nuclear Energy	323
S&P Global Timber & Forestry	53,946

At the Special Meeting of the Board of Trustees held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
S&P Global 100	$47,184,782	$44,242,888
S&P Global Clean Energy	29,829,564	29,700,837
S&P Global Infrastructure	78,241,279	78,641,753
S&P Global Nuclear Energy	4,379,116	4,436,109
S&P Global Timber & Forestry	41,825,711	44,564,368

In-kind transactions (see Note 4) for the year ended March 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Global 100	$91,217,252	$115,957,159
S&P Global Clean Energy	8,799,533	8,191,852
S&P Global Infrastructure	35,884,297	93,536,406
S&P Global Nuclear Energy	—	2,595,136
S&P Global Timber & Forestry	36,938,856	89,174,019

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of March 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of March 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2012, attributable to passive foreign investment companies, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P Global 100	$16,054,038	$(181,152)	$(15,872,886)
S&P Global Clean Energy	(1,606,186)	10,032	1,596,154
S&P Global Infrastructure	16,330,920	(476,605)	(15,854,315)
S&P Global Nuclear Energy	(79,708)	13,213	66,495
S&P Global Timber & Forestry	4,434,809	50,983	(4,485,792)

The tax character of distributions paid during the years ended March 31, 2012 and March 31, 2011 was as follows:

iShares Index Fund	2012	2011
S&P Global 100
Ordinary income	$29,801,389	$19,663,437

S&P Global Clean Energy
Ordinary income	$1,650,044	$924,242
Return of Capital	—	51,960

	$1,650,044	$976,202

S&P Global Infrastructure
Ordinary income	$19,433,748	$17,550,462

S&P Global Nuclear Energy
Ordinary income	$390,343	$601,698

S&P Global Timber & Forestry
Ordinary income	$4,291,984	$3,615,658

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P Global 100	$6,742,747	$(83,104,700)	$(130,524,675)	$(2,405,556)	$(209,292,184)
S&P Global Clean Energy	194,303	(32,898,622)	(22,849,274)	(745)	(55,554,338)
S&P Global Infrastructure	2,804,833	(23,185,561)	10,504,446	(1,982,929)	(11,859,211)
S&P Global Nuclear Energy	84,544	(1,398,767)	(2,402,033)	(273,409)	(3,989,665)
S&P Global Timber & Forestry	—	(4,651,890)	(24,684,325)	(1,741,663)	(31,077,878)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2013.

As of March 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P Global 100	$13,233,368	$949,071	$2,131,997	$36,258,744	$24,526,269	$6,005,251	$83,104,700
S&P Global Clean Energy	18,755,904	—	—	2,161,286	1,739,302	10,242,130	32,898,622
S&P Global Infrastructure	403,006	—	—	1,561,517	18,904,786	2,316,252	23,185,561
S&P Global Nuclear Energy	831,212	—	—	293,258	96,039	178,258	1,398,767
S&P Global Timber & Forestry	4,651,890	—	—	—	—	—	4,651,890

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Global 100	$1,205,882,214	$94,132,090	$(224,719,959)	$(130,587,869)
S&P Global Clean Energy	68,267,381	2,783,952	(25,632,955)	(22,849,003)
S&P Global Infrastructure	440,312,946	71,418,009	(60,917,546)	10,500,463
S&P Global Nuclear Energy	14,608,000	817,031	(3,219,267)	(2,402,236)
S&P Global Timber & Forestry	202,126,906	9,175,403	(33,861,926)	(24,686,523)

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Management has reviewed the tax positions as of March 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	51

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Global 100 Index Fund, iShares S&P Global Clean Energy Index Fund, iShares S&P Global Infrastructure Index Fund, iShares S&P Global Nuclear Energy Index Fund and iShares S&P Global Timber & Forestry Index Fund (the “Funds”), at March 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2012

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2012, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
S&P Global Clean Energy	$887,093	$71,738
S&P Global Infrastructure	19,076,994	1,832,612
S&P Global Nuclear Energy	314,962	29,359

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2012 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
S&P Global 100	44.71%
S&P Global Clean Energy	3.19
S&P Global Infrastructure	22.94
S&P Global Nuclear Energy	38.74
S&P Global Timber & Forestry	30.09

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2012:

iShares Index Fund	Qualified Dividend Income
S&P Global 100	$29,801,389
S&P Global Clean Energy	921,347
S&P Global Infrastructure	21,266,360
S&P Global Nuclear Energy	419,702
S&P Global Timber & Forestry	3,988,139

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	53

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P Global 100	$1.74966	$—	$0.04427	$1.79393	98%	—%	2%	100%
S&P Global Clean Energy	0.36593	—	0.03502	0.40095	91	—	9	100
S&P Global Infrastructure	1.35868	—	0.08791	1.44659	94	—	6	100
S&P Global Nuclear Energy	0.99600	—	0.01195	1.00795	99	—	1	100
S&P Global Timber & Forestry	0.75029	—	0.14864	0.89893	83	—	17	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P Global 100 Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	2	0.15%
Greater than 3.0% and Less than 3.5%	4	0.30
Greater than 2.5% and Less than 3.0%	2	0.15
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	6	0.45
Greater than 1.0% and Less than 1.5%	25	1.89
Greater than 0.5% and Less than 1.0%	129	9.77
Between 0.5% and –0.5%	1,025	77.60
Less than –0.5% and Greater than –1.0%	95	7.19
Less than –1.0% and Greater than –1.5%	18	1.36
Less than –1.5% and Greater than –2.0%	5	0.38
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5%	3	0.23

	1,321	100.00%

iShares S&P Global Clean Energy Index Fund

Period Covered: July 1, 2008 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	6	0.63%
Greater than 3.0% and Less than 3.5%	5	0.53
Greater than 2.5% and Less than 3.0%	5	0.53
Greater than 2.0% and Less than 2.5%	10	1.06
Greater than 1.5% and Less than 2.0%	20	2.12
Greater than 1.0% and Less than 1.5%	50	5.29
Greater than 0.5% and Less than 1.0%	146	15.44
Between 0.5% and –0.5%	559	59.14
Less than –0.5% and Greater than –1.0%	96	10.16
Less than –1.0% and Greater than –1.5%	37	3.92
Less than –1.5% and Greater than –2.0%	8	0.85
Less than –2.0% and Greater than –2.5%	1	0.11
Less than –2.5% and Greater than –3.0%	1	0.11
Less than –3.0%	1	0.11

	945	100.00%

SUPPLEMENTAL INFORMATION	55

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Infrastructure Index Fund

Period Covered: January 1, 2008 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	5	0.47%
Greater than 5.5% and Less than 6.0%	1	0.09
Greater than 5.0% and Less than 5.5%	1	0.09
Greater than 4.5% and Less than 5.0%	1	0.09
Greater than 4.0% and Less than 4.5%	1	0.09
Greater than 3.5% and Less than 4.0%	4	0.37
Greater than 3.0% and Less than 3.5%	3	0.28
Greater than 2.5% and Less than 3.0%	6	0.56
Greater than 2.0% and Less than 2.5%	15	1.40
Greater than 1.5% and Less than 2.0%	23	2.15
Greater than 1.0% and Less than 1.5%	64	5.98
Greater than 0.5% and Less than 1.0%	215	20.10
Between 0.5% and –0.5%	600	56.08
Less than –0.5% and Greater than –1.0%	77	7.21
Less than –1.0% and Greater than –1.5%	34	3.18
Less than –1.5% and Greater than –2.0%	10	0.93
Less than –2.0% and Greater than –2.5%	6	0.56
Less than –2.5% and Greater than –3.0%	1	0.09
Less than –3.0% and Greater than –3.5%	1	0.09
Less than –3.5%	2	0.19

	1,070	100.00%

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Nuclear Energy Index Fund

Period Covered: July 1, 2008 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	9	0.95%
Greater than 2.5% and Less than 3.0%	4	0.42
Greater than 2.0% and Less than 2.5%	5	0.53
Greater than 1.5% and Less than 2.0%	12	1.27
Greater than 1.0% and Less than 1.5%	18	1.90
Greater than 0.5% and Less than 1.0%	134	14.18
Between 0.5% and –0.5%	610	64.55
Less than –0.5% and Greater than –1.0%	104	11.01
Less than –1.0% and Greater than –1.5%	34	3.60
Less than –1.5% and Greater than –2.0%	9	0.95
Less than –2.0% and Greater than –2.5%	3	0.32
Less than –2.5% and Greater than –3.0%	2	0.21
Less than –3.0%	1	0.11

	945	100.00%

iShares S&P Global Timber & Forestry Index Fund

Period Covered: July 1, 2008 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	7	0.74%
Greater than 2.0% and Less than 2.5%	5	0.53
Greater than 1.5% and Less than 2.0%	9	0.95
Greater than 1.0% and Less than 1.5%	29	3.07
Greater than 0.5% and Less than 1.0%	120	12.70
Between 0.5% and –0.5%	716	75.76
Less than –0.5% and Greater than –1.0%	46	4.87
Less than –1.0% and Greater than –1.5%	8	0.85
Less than –1.5% and Greater than –2.0%	3	0.32
Less than –2.0%	2	0.21

	945	100.00%

SUPPLEMENTAL INFORMATION	57

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (46)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock, Inc. (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005- 2009); Chief Operating Officer of the Intermediary Investor and Exchange- Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001- 2011); Broadway Producer (2006- 2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2012); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and member (since 2011) of the Investment Committee, WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (68)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (50)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	59

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (47)	Trustee (since 2011).	Gregor G. Peterson Professor of Accounting and Senior Associate Dean for Academic Affairs, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (59)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange- Traded Funds Complex (2007-2012), Associate General Counsel, BGI (2004-2009).

Matt Tucker (39)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

TRUSTEE AND OFFICER INFORMATION	61

Notes:

62	2012 iShares Annual Report to Shareholders

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-33-0312

March 31, 2012

2012 Annual Report

iShares Trust

iShares S&P Global Consumer Discretionary Sector Index Fund  |  RXI  |  NYSE Arca

iShares S&P Global Consumer Staples Sector Index Fund  |  KXI  |  NYSE Arca

iShares S&P Global Energy Sector Index Fund  |  IXC  |  NYSE Arca

iShares S&P Global Financials Sector Index Fund  |  IXG  |  NYSE Arca

iShares S&P Global Healthcare Sector Index Fund  |  IXJ  |  NYSE Arca

iShares S&P Global Industrials Sector Index Fund  |  EXI  |  NYSE Arca

iShares S&P Global Materials Sector Index Fund  |  MXI  |  NYSE Arca

iShares S&P Global Technology Sector Index Fund  |  IXN  |  NYSE Arca

iShares S&P Global Telecommunications Sector Index Fund  |  IXP  |  NYSE Arca

iShares S&P Global Utilities Sector Index Fund  |  JXI  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.68%	9.84%	9.66%	1.70%	1.75%	1.74%	4.25%	4.31%	4.36%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.68%	9.84%	9.66%	8.78%	9.06%	9.03%	26.01%	26.43%	26.70%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Industry	Percentage of Net Assets

Retail	29.89%
Media	18.89
Auto Manufacturers	17.76
Apparel	5.99
Auto Parts & Equipment	5.68
Internet	4.91
Lodging	2.95
Home Furnishings	2.39
Advertising	1.98
Holding Companies — Diversified	1.78
Leisure Time	1.56
Other*	5.96
Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Toyota Motor Corp. (Japan)	4.57%
McDonald’s Corp.	3.86
Comcast Corp. Class A	3.17
Walt Disney Co. (The)	3.01
Home Depot Inc. (The)	3.00
Amazon.com Inc.	2.93
Honda Motor Co. Ltd. (Japan)	2.47
Daimler AG Registered (Germany)	2.24
Ford Motor Co.	1.92
LVMH Moet Hennessy Louis Vuitton SA (France)	1.78

TOTAL	28.95%

*	Other includes industries which individually represent less than 1% of net assets.

The iShares S&P Global Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Consumer Discretionary Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™ and measures the performance of companies that the Index provider deems to be part of the consumer discretionary sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was 9.68%, net of fees, while the total return for the Index was 9.66%.

Global equity markets endured investor uncertainty and market volatility to finish the reporting period with modestly negative results. The European sovereign debt crisis, which had been an ongoing concern, heightened in the early months of the reporting period as a restructuring of debt for Greece and a bailout package for Portugal sparked concerns about the overall impact to the European banking system. The effect of the European debt crisis spread to emerging markets, particularly China, which experienced a decrease in economic activity due largely to a decline in export demand. A slowdown in U.S. economic activity and turmoil in the Middle East and Northern Africa also weighed on investor confidence, creating market volatility and sharp share price declines.

Stock market performance improved late in the reporting period. In February 2012, China eased monetary policy in an effort to spur economic activity in the country. In the U.S., improving economic data calmed fears of recession: persistently high unemployment rates eased somewhat, declining to 8.3% in February 2012, down from 8.8% at the beginning of the reporting period and a peak of 10.1% in late 2009. The Conference Board’s Consumer Confidence Index, which had dropped to 39.8% in October 2011, climbed above 70% for the first time in a year in February 2012, before pulling back slightly in March to stand at 70.2%. Long-term refinancing operations by the European Central Bank, which provided $1.2 trillion in loans to European banks, eased investor concerns about the debt crisis in Europe. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. By the end of the reporting period, though, rising borrowing costs in Spain and Italy curbed that optimism somewhat.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

As concern about global macroeconomic issues subsided, so did volatility. Importantly, performance of stocks began to be driven by their individual underlying fundamentals, rather than moving in lockstep according to economic events. In this environment, investors appeared more willing to accept the relative risk of equities, helping to drive the stock market upward in the final months of the reporting period.

Global consumer discretionary stocks as a group delivered positive results for the reporting period and outperformed broader global stock indexes. The bulk of positive performance came in the final months of the reporting period, as improving economic data and a corresponding rise in consumer confidence buoyed sector performance. Within the sector, companies in the textiles, apparel, and luxury goods industry generated strong gains, reflecting the improved confidence levels. Specialty retailers performed well, as did the hotels, restaurants, and leisure industry. Household durables experienced the largest share price declines.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.77%	14.51%	14.89%	7.13%	7.00%	7.14%	8.33%	8.31%	8.39%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.77%	14.51%	14.89%	41.09%	40.28%	41.16%	55.97%	55.80%	56.40%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Industry	Percentage of Net Assets

Food	30.76%
Beverages	22.68
Agriculture	17.48
Retail	12.51
Cosmetics & Personal Care	11.96
Household Products & Wares	3.23
Pharmaceuticals	0.64
Short-Term and Other Net Assets	0.74

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	7.85%
Procter & Gamble Co. (The)	6.98
Coca-Cola Co. (The)	6.36
Philip Morris International Inc.	5.83
Wal-Mart Stores Inc.	4.04
PepsiCo Inc.	3.92
British American Tobacco PLC (United Kingdom)	3.75
Kraft Foods Inc. Class A	2.54
Altria Group Inc.	2.40
Diageo PLC (United Kingdom)	2.27

TOTAL	45.94%

The iShares S&P Global Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Consumer Staples Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™ and measures the performance of companies that the Index provider deems to be part of the consumer staples sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was 14.77%, net of fees, while the total return for the Index was 14.89%.

Global equity markets endured investor uncertainty and market volatility to finish the reporting period with modestly negative results. The European sovereign debt crisis, which had been an ongoing concern, heightened in the early months of the reporting period as a restructuring of debt for Greece and a bailout package for Portugal sparked concerns about the overall impact to the European banking system. The effect of the European debt crisis spread to emerging markets, particularly China, which experienced a decrease in economic activity due largely to a decline in export demand. A slowdown in U.S. economic activity and turmoil in the Middle East and Northern Africa also weighed on investor confidence, creating market volatility and sharp share price declines.

Stock market performance improved late in the reporting period. In February 2012, China eased monetary policy in an effort to spur economic activity in the country. In the U.S., improving economic data calmed fears of recession: persistently high unemployment rates eased somewhat, declining to 8.3% in February 2012, down from 8.8% at the beginning of the reporting period and a peak of 10.1% in late 2009. The Conference Board’s Consumer Confidence Index, which had dropped to 39.8% in October 2011, climbed above 70% for the first time in a year in February 2012, before pulling back slightly in March to stand at 70.2%. Long-term refinancing operations by the European Central Bank, which provided $1.2 trillion in loans to European banks, eased investor concerns about the debt crisis in Europe. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. By the end of the reporting period, though, rising borrowing costs in Spain and Italy curbed that optimism somewhat.

As concern about global macroeconomic issues subsided, so did volatility. Importantly, performance of stocks began to be driven by their individual underlying fundamentals, rather than moving in lockstep according to economic events. In this environment, investors appeared more willing to accept the relative risk of equities, helping to drive the stock market upward in the final months of the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Global consumer staples stocks, as represented by the Index, delivered double-digit gains for the reporting period and outpaced the broader global stock indexes. Within the sector, tobacco stocks experienced the strongest gains as tobacco usage outside of the U.S. grew. Companies in the household products group enjoyed share price gains. Companies in the personal products industry experienced more moderate returns.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.30)%	(8.33)%	(8.24)%	3.56%	3.60%	3.55%	10.11%	10.13%	9.85%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.30)%	(8.33)%	(8.24)%	19.14%	19.32%	19.08%	161.91%	162.46%	155.88%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Industry	Percentage of Net Assets

Oil & Gas	84.25%
Oil & Gas Services	8.81
Pipelines	4.43
Other*	2.20
Short-Term and Other Net Assets	0.31

TOTAL	100.00%

*	Other includes industries which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Exxon Mobil Corp.	14.91%
Chevron Corp.	7.72
BP PLC (United Kingdom)	5.12
Royal Dutch Shell PLC Class A (United Kingdom)	4.55
Total SA (France)	4.38
ConocoPhillips	3.55
Royal Dutch Shell PLC Class B (United Kingdom)	3.48
Schlumberger Ltd.	3.41
BG Group PLC (United Kingdom)	2.87
Occidental Petroleum Corp.	2.83

TOTAL	52.82%

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Energy Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™ and measures the performance of companies that the Index provider deems to be part of the energy sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (8.30)%, net of fees, while the total return for the Index was (8.24)%.

Global equity markets endured investor uncertainty and market volatility to finish the reporting period with modestly negative results. The European sovereign debt crisis, which had been an ongoing concern, heightened in the early months of the reporting period as restructuring of debt for Greece and a bailout package for Portugal sparked concerns about the overall impact to the European banking system. The effect of the European debt crisis spread to emerging markets, particularly China, which experienced a decrease in economic activity due largely to a decline in export demand. A slowdown in U.S. economic activity and turmoil in the Middle East and Northern Africa also weighed on investor confidence, creating market volatility and sharp share price declines.

Stock market performance improved late in the reporting period. In February 2012, China eased monetary policy in an effort to spur economic activity in the country. In the U.S., improving economic data calmed fears of recession: persistently high unemployment rates eased somewhat, declining to 8.3% in February 2012, down from 8.8% at the beginning of the reporting period and a peak of 10.1% in late 2009. The Conference Board’s Consumer Confidence Index, which had dropped to 39.8% in October 2011, climbed above 70% for the first time in a year in February 2012, before pulling back slightly in March to stand at 70.2%. Long-term refinancing operations by the European Central Bank, which provided $1.2 trillion in loans to European banks, eased investor concerns about the debt crisis in Europe. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. By the end of the reporting period, though, rising borrowing costs in Spain and Italy curbed that optimism somewhat.

As concern about global macroeconomic issues subsided, so did volatility. Importantly, performance of stocks began to be driven by their individual underlying fundamentals, rather than moving in lockstep according to economic events. In this environment, investors appeared more willing to accept the relative risk of equities, helping to drive the stock market upward in the final months of the reporting period.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Global energy stocks, as represented by the Index, declined for the reporting period and lagged the broader global stock indexes. Oil prices began the reporting period at $105 per barrel. After bottoming out at about $79 per barrel in September 2011, prices climbed again to finish the reporting period roughly where they had begun, at $103 per barrel. Sparking the price climb, industrial production increased and geopolitical turmoil surrounding Iran’s nuclear program led to sanctions against Iran. Meanwhile, natural gas prices fell sharply, following a production boom that pushed up supplies in the U.S. Within the sector, energy equipment and service providers experienced the most meaningful share price declines. The integrated oil and gas companies experienced more modest declines.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.22)%	(8.80)%	(9.27)%	(11.21)%	(11.14)%	(11.32)%	(0.00)%	0.03%	0.03%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.22)%	(8.80)%	(9.27)%	(44.81)%	(44.60)%	(45.14)%	(0.04)%	0.32%	0.29%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Industry	Percentage of Net Assets
Banks	58.85%
Insurance	21.42
Diversified Financial Services	8.02
Real Estate Investment Trusts	7.15
Real Estate	2.73
Other*	1.29
Short-Term and Other Net Assets	0.54

TOTAL	100.00%

*	Other includes industries which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
Wells Fargo & Co.	3.83%
J.P. Morgan Chase & Co.	3.72
HSBC Holdings PLC (United Kingdom)	3.39
Berkshire Hathaway Inc. Class B	3.04
Citigroup Inc.	2.28
Bank of America Corp.	2.13
Royal Bank of Canada (Canada)	1.78
Commonwealth Bank of Australia (Australia)	1.75
Toronto-Dominion Bank (The) (Canada)	1.64
Mitsubishi UFJ Financial Group Inc. (Japan)	1.49

TOTAL	25.05%

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Financials Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™ and measures the performance of companies that the Index provider deems to be part of the financial sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (9.22)%, net of fees, while the total return for the Index was (9.27)%.

Global equity markets endured investor uncertainty and market volatility to finish the reporting period with modestly negative results. The European sovereign debt crisis, which had been an ongoing concern, heightened in the early months of the reporting period as a restructuring of debt for Greece and a bailout package for Portugal sparked concerns about the overall impact to the European banking system. The effect of the European debt crisis spread to emerging markets, particularly China, which experienced a decrease in economic activity due largely to a decline in export demand. A slowdown in U.S. economic activity and turmoil in the Middle East and Northern Africa also weighed on investor confidence, creating market volatility and sharp share price declines.

Stock market performance improved late in the reporting period. In February 2012, China eased monetary policy in an effort to spur economic activity in the country. In the U.S., improving economic data calmed fears of recession: persistently high unemployment rates eased somewhat, declining to 8.3% in February 2012, down from 8.8% at the beginning of the reporting period and a peak of 10.1% in late 2009. The Conference Board’s Consumer Confidence Index, which had dropped to 39.8% in October 2011, climbed above 70% for the first time in a year in February 2012, before pulling back slightly in March to stand at 70.2%. Long-term refinancing operations by the European Central Bank, which provided $1.2 trillion in loans to European banks, eased investor concerns about the debt crisis in Europe. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. By the end of the reporting period, though, rising borrowing costs in Spain and Italy curbed that optimism somewhat.

As concern about global macroeconomic issues subsided, so did volatility. Importantly, performance of stocks began to be driven by their individual underlying fundamentals, rather than moving in lockstep according to economic events. In this environment, investors appeared more willing to accept the relative risk of equities, helping to drive the stock market upward in the final months of the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Global financials stocks, as represented by the Index, declined for the reporting period and lagged the broader global stock indexes. Within the sector, performance was mixed. Real estate management and development companies suffered the largest declines, reflecting the ongoing weakness in the housing markets. Global financial services companies and banks also lagged, continuing to be plagued by their exposure to European sovereign debt problems. Consumer finance companies, however, delivered solid gains for the reporting period.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.36%	13.48%	13.44%	3.01%	2.99%	2.96%	3.50%	3.51%	3.57%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.36%	13.48%	13.44%	15.96%	15.85%	15.72%	41.05%	41.24%	42.07%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Industry	Percentage of Net Assets
Pharmaceuticals	67.03%
Health Care — Products	11.77
Health Care — Services	7.87
Biotechnology	7.70
Chemicals	2.56
Electronics	2.00
Software	0.47
Short-Term and Other Net Assets	0.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
Johnson & Johnson	7.62%
Pfizer Inc.	7.20
Novartis AG Registered (Switzerland)	6.39
Roche Holding AG Genusschein (Switzerland)	5.15
Merck & Co. Inc.	4.92
GlaxoSmithKline PLC (United Kingdom)	4.74
Abbott Laboratories	4.06
Sanofi (France)	3.79
UnitedHealth Group Inc.	2.59
Novo Nordisk A/S Class B (Denmark)	2.47

TOTAL	48.93%

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Healthcare Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™ and measures the performance of companies that the Index provider deems to be a part of the healthcare sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was 13.36%, net of fees, while the total return for the Index was 13.44%.

Global equity markets endured investor uncertainty and market volatility to finish the reporting period with modestly negative results. The European sovereign debt crisis, which had been an ongoing concern, heightened in the early months of the reporting period as a restructuring of debt for Greece and a bailout package for Portugal sparked concerns about the overall impact to the European banking system. The effect of the European debt crisis spread to emerging markets, particularly China, which experienced a decrease in economic activity due largely to a decline in export demand. A slowdown in U.S. economic activity and turmoil in the Middle East and Northern Africa also weighed on investor confidence, creating market volatility and sharp share price declines.

Stock market performance improved late in the reporting period. In February 2012, China eased monetary policy in an effort to spur economic activity in the country. In the U.S., improving economic data calmed fears of recession: persistently high unemployment rates eased somewhat, declining to 8.3% in February 2012, down from 8.8% at the beginning of the reporting period and a peak of 10.1% in late 2009. The Conference Board’s Consumer Confidence Index, which had dropped to 39.8% in October 2011, climbed above 70% for the first time in a year in February 2012, before pulling back slightly in March to stand at 70.2%. Long-term refinancing operations by the European Central Bank, which provided $1.2 trillion in loans to European banks, eased investor concerns about the debt crisis in Europe. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. By the end of the reporting period, though, rising borrowing costs in Spain and Italy curbed that optimism somewhat.

As concern about global macroeconomic issues subsided, so did volatility. Importantly, performance of stocks began to be driven by their individual underlying fundamentals, rather than moving in lockstep according to economic events. In this environment, investors appeared more willing to accept the relative risk of equities, helping to drive the stock market upward in the final months of the reporting period.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Global health care stocks, as represented by the Index, delivered double-digit gains for the reporting period and outpaced the broader global stock indexes. Because the health care sector is considered a defensive segment of the market that is not subject to the state of the economy, it was able to weather the difficult environment more easily than some sectors, and delivered solid results. In addition, the biotechnology and technology industry groups in particular benefited from merger and acquisition activity that drove up share prices for some companies.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.96)%	(3.92)%	(4.34)%	0.42%	0.43%	0.35%	3.18%	3.23%	3.20%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.96)%	(3.92)%	(4.34)%	2.11%	2.15%	1.74%	18.97%	19.33%	19.11%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Industry	Percentage of Net Assets
Manufacturing	21.00%
Transportation	15.57
Machinery	12.41
Aerospace & Defense	12.35
Commercial Services	5.72
Engineering & Construction	5.67
Distribution & Wholesale	5.59
Electrical Components & Equipment	4.03
Electronics	3.59
Auto Manufacturers	2.31
Metal Fabricate & Hardware	2.17
Building Materials	2.16
Holding Companies — Diversified	1.73
Hand & Machine Tools	1.61
Airlines	1.32
Environmental Control	1.21
Other*	1.11
Short-Term and Other Net Assets	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
General Electric Co.	8.05%
Siemens AG Registered (Germany)	3.52
United Parcel Service Inc. Class B	2.88
United Technologies Corp.	2.86
Caterpillar Inc.	2.64
3M Co.	2.36
Boeing Co. (The)	2.11
Union Pacific Corp.	1.93
ABB Ltd. Registered (Switzerland)	1.82
Honeywell International Inc.	1.81

TOTAL	29.98%

*	Other includes industries which individually represent less than 1% of net assets.

The iShares S&P Global Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Industrials Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™ and measures the performance of companies that the Index provider deems to be part of the industrials sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (3.96)%, net of fees, while the total return for the Index was (4.34)%.

Global equity markets endured investor uncertainty and market volatility to finish the reporting period with modestly negative results. The European sovereign debt crisis, which had been an ongoing concern, heightened in the early months of the reporting period as a restructuring of debt for Greece and a bailout package for Portugal sparked concerns about the overall impact to the European banking system. The effect of the European debt crisis spread to emerging markets, particularly China, which experienced a decrease in economic activity due largely to a decline in export demand. A slowdown in U.S. economic activity and turmoil in the Middle East and Northern Africa also weighed on investor confidence, creating market volatility and sharp share price declines.

Stock market performance improved late in the reporting period. In February 2012, China eased monetary policy in an effort to spur economic activity in the country. In the U.S., improving economic data calmed fears of recession: persistently high unemployment rates eased somewhat, declining to 8.3% in February 2012, down from 8.8% at the beginning of the reporting period and a peak of 10.1% in late 2009. The Conference Board’s Consumer Confidence Index, which had dropped to 39.8% in October 2011, climbed above 70% for the first

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

time in a year in February 2012, before pulling back slightly in March to stand at 70.2%. Long-term refinancing operations by the European Central Bank, which provided $1.2 trillion in loans to European banks, eased investor concerns about the debt crisis in Europe. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. By the end of the reporting period, though, rising borrowing costs in Spain and Italy curbed that optimism somewhat.

As concern about global macroeconomic issues subsided, so did volatility. Importantly, performance of stocks began to be driven by their individual underlying fundamentals, rather than moving in lockstep according to economic events. In this environment, investors appeared more willing to accept the relative risk of equities, helping to drive the stock market upward in the final months of the reporting period.

Global industrials stocks, as represented by the Index, declined for the reporting period and lagged the broader global stock market indexes. The tepid economic environment that existed for much of the reporting period meant a slowdown in industrial activity around the world. A decline in commodity prices dampened demand for machinery and mining companies. Infrastructure projects slowed, particularly in emerging markets, cutting revenues for electrical equipment manufacturers and construction and engineering firms. Reduced export levels translated into declining demand for marine transportation. Meanwhile, the weak housing market continued to place a drag on building products companies.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.86)%	(13.61)%	(14.03)%	1.63%	1.61%	1.86%	6.13%	6.23%	6.44%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.86)%	(13.61)%	(14.03)%	8.44%	8.34%	9.64%	39.13%	39.87%	41.40%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Industry	Percentage of Net Assets
Mining	39.47%
Chemicals	38.76
Iron & Steel	11.91
Building Materials	3.23
Forest Products & Paper	3.09
Packaging & Containers	1.90
Other*	1.18
Short-Term and Other Net Assets	0.46

TOTAL	100.00%

*	Other includes industries which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	6.33%
BASF SE (Germany)	4.41
Rio Tinto PLC (United Kingdom)	4.29
BHP Billiton PLC (United Kingdom)	3.53
E.I. du Pont de Nemours and Co.	2.72
Anglo American PLC (United Kingdom)	2.71
Vale SA Class A Preferred SP ADR (Brazil)	2.63
Barrick Gold Corp. (Canada)	2.39
Monsanto Co.	2.35
Dow Chemical Co. (The)	2.26

TOTAL	33.62%

The iShares S&P Global Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Materials Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™ and measures the performance of companies that the Index provider deems to be part of the materials sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (13.86)%, net of fees, while the total return for the Index was (14.03)%.

Global equity markets endured investor uncertainty and market volatility to finish the reporting period with modestly negative results. The European sovereign debt crisis, which had been an ongoing concern, heightened in the early months of the reporting period as a restructuring of debt for Greece and a bailout package for Portugal sparked concerns about the overall impact to the European banking system. The effect of the European debt crisis spread to emerging markets, particularly China, which experienced a decrease in economic activity due largely to a decline in export demand. A slowdown in U.S. economic activity and turmoil in the Middle East and Northern Africa also weighed on investor confidence, creating market volatility and sharp share price declines.

Stock market performance improved late in the reporting period. In February 2012, China eased monetary policy in an effort to spur economic activity in the country. In the U.S., improving economic data calmed fears of recession: persistently high unemployment rates eased somewhat, declining to 8.3% in February 2012, down from 8.8% at the beginning of the reporting period and a peak of 10.1% in late 2009. The Conference Board’s Consumer Confidence Index, which had dropped to 39.8% in October 2011, climbed above 70% for the first time in a year in February 2012, before pulling back slightly in March to stand at 70.2%. Long-term refinancing operations by the European Central Bank, which provided $1.2 trillion in loans to European banks, eased investor concerns about the debt crisis in Europe. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. By the end of the reporting period, though, rising borrowing costs in Spain and Italy curbed that optimism somewhat.

As concern about global macroeconomic issues subsided, so did volatility. Importantly, performance of stocks began to be driven by their individual underlying fundamentals, rather than moving in lockstep according to economic events. In this environment, investors appeared more willing to accept the relative risk of equities, helping to drive the stock market upward in the final months of the reporting period.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Global materials stocks, as represented by the Index, declined for the reporting period and lagged the broader global stock indexes. The tepid economic environment that existed for much of the reporting period meant a slowdown in industrial activity around the world. A decline in commodity prices dampened demand for metals and mining companies. This industry group, which represented more than half of the Index at the end of the reporting period, registered the largest declines in the sector. Paper and forest products companies also logged substantial declines. Chemicals companies, which accounted for about a third of the Index, experienced relatively modest share price declines.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.27%	14.38%	14.52%	5.13%	5.16%	5.42%	3.68%	3.69%	4.17%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.27%	14.38%	14.52%	28.45%	28.59%	30.22%	43.56%	43.65%	50.48%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Industry	Percentage of Net Assets

Computers	32.51%
Semiconductors	22.05
Software	16.87
Internet	7.71
Telecommunications	7.61
Commercial Services	4.70
Electronics	4.19
Office & Business Equipment	2.20
Electrical Components & Equipment	1.02
Other*	0.93
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Apple Inc.	16.50%
International Business Machines Corp.	7.20
Microsoft Corp.	7.09
Samsung Electronics Co. Ltd. (South Korea)	4.91
Google Inc. Class A	4.79
Intel Corp.	4.17
QUALCOMM Inc.	3.38
Oracle Corp.	3.36
Cisco Systems Inc.	3.35
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.22

TOTAL	56.97%

*	Other includes industries which individually represent less than 1% of net assets.

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Information Technology Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™ and measures the performance of companies that the Index provider deems to be part of the information technology sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was 14.27%, net of fees, while the total return for the Index was 14.52%.

Global equity markets endured investor uncertainty and market volatility to finish the reporting period with modestly negative results. The European sovereign debt crisis, which had been an ongoing concern, heightened in the early months of the reporting period as a restructuring of debt for Greece and a bailout package for Portugal sparked concerns about the overall impact to the European banking system. The effect of the European debt crisis spread to emerging markets, particularly China, which experienced a decrease in economic activity due largely to a decline in export demand. A slowdown in U.S. economic activity and turmoil in the Middle East and Northern Africa also weighed on investor confidence, creating market volatility and sharp share price declines.

Stock market performance improved late in the reporting period. In February 2012, China eased monetary policy in an effort to spur economic activity in the country. In the U.S., improving economic data calmed fears of recession: persistently high unemployment rates eased somewhat, declining to 8.3% in February 2012, down from 8.8% at the beginning of the reporting period and a peak of 10.1% in late 2009. The Conference Board’s Consumer Confidence Index, which had dropped to 39.8% in October 2011, climbed above 70% for the first time in a year in February 2012, before pulling back slightly in March to stand at 70.2%. Long-term refinancing operations by the European Central Bank, which provided $1.2 trillion in loans to European banks, eased investor concerns about the debt crisis in Europe. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. By the end of the reporting period, though, rising borrowing costs in Spain and Italy curbed that optimism somewhat.

As concern about global macroeconomic issues subsided, so did volatility. Importantly, performance of stocks began to be driven by their individual underlying fundamentals, rather than moving in lockstep according to economic events. In this environment, investors appeared more willing to accept the relative risk of equities, helping to drive the stock market upward in the final months of the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	27

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Global technology stocks, as represented by the Index, delivered double-digit gains for the reporting period and outpaced the broader global stock indexes. The sector overcame a decline early in the reporting period to log solid gains as economic activity improved, and corporations eased their restrictions on technology spending. In addition, consumer demand remained strong for fast-growing trends, including tablet computers, smartphones, and streaming video. As a result, most segments of the sector experienced gains. The computers and peripherals industry logged the strongest results, while the IT services and the technology hardware and equipment industries also delivered substantial gains. The technology hardware, software, and semiconductor industry groups generated solid results. The electronic equipment industry, however, declined.

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.57)%	(3.43)%	(3.70)%	1.11%	1.12%	0.86%	5.40%	5.43%	5.33%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.57)%	(3.43)%	(3.70)%	5.67%	5.71%	4.37%	69.23%	69.72%	68.13%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	29

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Industry	Percentage of Net Assets

Telephone — Integrated	59.39%
Cellular Telecommunications	27.74
Telecommunications Services	11.24
Wireless Equipment	1.27
Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

AT&T Inc.	16.44%
Vodafone Group PLC (United Kingdom)	12.24
Verizon Communications Inc.	9.60
Telefonica SA (Spain)	5.85
China Mobile Ltd. (China)	5.08
America Movil SAB de CV Series L (Mexico)	4.90
Telstra Corp. Ltd. (Australia)	3.87
Nippon Telegraph and Telephone Corp. (Japan)	3.24
Deutsche Telekom AG Registered (Germany)	3.22
BCE Inc. (Canada)	2.82

TOTAL	67.26%

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Telecommunications Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™ and measures the performance of companies that the Index provider deems to be part of the telecommunications sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (3.57)%, net of fees, while the total return for the Index was (3.70)%.

Global equity markets endured investor uncertainty and market volatility to finish the reporting period with modestly negative results. The European sovereign debt crisis, which had been an ongoing concern, heightened in the early months of the reporting period as a restructuring of debt for Greece and a bailout package for Portugal sparked concerns about the overall impact to the European banking system. The effect of the European debt crisis spread to emerging markets, particularly China, which experienced a decrease in economic activity due largely to a decline in export demand. A slowdown in U.S. economic activity and turmoil in the Middle East and Northern Africa also weighed on investor confidence, creating market volatility and sharp share price declines.

Stock market performance improved late in the reporting period. In February 2012, China eased monetary policy in an effort to spur economic activity in the country. In the U.S., improving economic data calmed fears of recession: persistently high unemployment rates eased somewhat, declining to 8.3% in February 2012, down from 8.8% at the beginning of the reporting period and a peak of 10.1% in late 2009. The Conference Board’s Consumer Confidence Index, which had dropped to 39.8% in October 2011, climbed above 70% for the first time in a year in February 2012, before pulling back slightly in March to stand at 70.2%. Long-term refinancing operations by the European Central Bank, which provided $1.2 trillion in loans to European banks, eased investor concerns about the debt crisis in Europe. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. By the end of the reporting period, though, rising borrowing costs in Spain and Italy curbed that optimism somewhat.

As concern about global macroeconomic issues subsided, so did volatility. Importantly, performance of stocks began to be driven by their individual underlying fundamentals, rather than moving in lockstep according to economic events. In this environment, investors appeared more willing to accept the relative risk of equities, helping to drive the stock market upward in the final months of the reporting period.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Global telecommunications stocks, as represented by the Index, declined for the reporting period and modestly lagged the broader global stock indexes. Diversified telecom services companies accounted for the bulk of underperformance. These companies have competed with cable operators for market share in so-called “triple-play” packages, which bundle telephone services together with internet and television services. During the reporting period, cable operators appeared to be winning this battle as they experienced increasing average revenue per user (“ARPU”), while ARPU for telecom companies has remained stagnant. Wireless service providers experienced only slight declines globally, as they continued to benefit from demand for smartphones, which in turn drove up usage of texting and internet services on mobile devices. In emerging markets, where penetration is lower and therefore the opportunity for growth in subscribers is higher, wireless service providers posted positive results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	31

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.76)%	(2.39)%	(2.99)%	(3.26)%	(3.30)%	(3.51)%	0.49%	0.54%	0.35%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.76)%	(2.39)%	(2.99)%	(15.27)%	(15.43)%	(16.36)%	2.72%	3.06%	1.96%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Industry	Percentage of Net Assets
Electric	79.33%
Gas	15.88
Water	2.85
Other*	1.49
Short-Term and Other Net Assets	0.45

TOTAL	100.00%

*	Other includes industries which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
E.ON AG (Germany)	5.32%
Southern Co. (The)	4.34
GDF Suez (France)	4.12
National Grid PLC (United Kingdom)	3.99
Exelon Corp.	3.71
Dominion Resources Inc.	3.25
Duke Energy Corp.	3.13
Centrica PLC (United Kingdom)	2.90
NextEra Energy Inc.	2.86
Iberdrola SA (Spain)	2.65

TOTAL	36.27%

The iShares S&P Global Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Utilities Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™ and measures the performance of companies that the Index provider deems to be part of the utilities sector of the economy and that are important to global markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (2.76)%, net of fees, while the total return for the Index was (2.99)%.

Global equity markets endured investor uncertainty and market volatility to finish the reporting period with modestly negative results. The European sovereign debt crisis, which had been an ongoing concern, heightened in the early months of the reporting period as a restructuring of debt for Greece and a bailout package for Portugal sparked concerns about the overall impact to the European banking system. The effect of the European debt crisis spread to emerging markets, particularly China, which experienced a decrease in economic activity due largely to a decline in export demand. A slowdown in U.S. economic activity and turmoil in the Middle East and Northern Africa also weighed on investor confidence, creating market volatility and sharp share price declines.

Stock market performance improved late in the reporting period. In February 2012, China eased monetary policy in an effort to spur economic activity in the country. In the U.S., improving economic data calmed fears of recession: persistently high unemployment rates eased somewhat, declining to 8.3% in February 2012, down from 8.8% at the beginning of the reporting period and a peak of 10.1% in late 2009. The Conference Board’s Consumer Confidence Index, which had dropped to 39.8% in October 2011, climbed above 70% for the first time in a year in February 2012, before pulling back slightly in March to stand at 70.2%. Long-term refinancing operations by the European Central Bank, which provided $1.2 trillion in loans to European banks, eased investor concerns about the debt crisis in Europe. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. By the end of the reporting period, though, rising borrowing costs in Spain and Italy curbed that optimism somewhat.

As concern about global macroeconomic issues subsided, so did volatility. Importantly, performance of stocks began to be driven by their individual underlying fundamentals, rather than moving in lockstep according to economic events. In this environment, investors appeared more willing to accept the relative risk of equities, helping to drive the stock market upward in the final months of the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	33

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

Global utilities stocks, as represented by the Index, declined for the reporting period and modestly lagged the broader global stock indexes. Because utilities stocks offer relatively high dividend yields, they were attractive in the low interest rate environment. On the downside, the defensive nature of utilities generally led investors to abandon them in favor of relatively riskier choices late in the reporting period, as economic activity improved and optimism increased. Electric utilities, which accounted for more than two thirds of the Index at the end of the reporting period, experienced the poorest performance. Those with exposure to nuclear power declined early in the reporting period due to the March 2011 earthquake in Japan and its impact to the Fukishima nuclear plant.

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares S&P Global Sector Index Fund	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/11 to 3/31/12)
Consumer Discretionary
Actual	$1,000.00	$1,262.70	0.48%	$2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Consumer Staples
Actual	1,000.00	1,153.90	0.48	2.58
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Energy
Actual	1,000.00	1,206.40	0.48	2.65
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Financials
Actual	1,000.00	1,236.40	0.48	2.68
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43

SHAREHOLDER EXPENSES	35

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Sector Index Fund	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/11 to 3/31/12)
Healthcare
Actual	$1,000.00	$1,160.50	0.48%	$2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Industrials
Actual	1,000.00	1,238.10	0.48	2.69
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Materials
Actual	1,000.00	1,163.50	0.48	2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Technology
Actual	1,000.00	1,296.50	0.48	2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Telecommunications
Actual	1,000.00	1,057.40	0.48	2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Utilities
Actual	1,000.00	1,038.50	0.48	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.24%

AUSTRALIA — 0.48%
Crown Ltd.	88,692	$798,441

		798,441
CANADA — 2.12%
Canadian Tire Corp. Ltd. Class A	5,871	378,653
Gildan Activewear Inc.	10,887	299,013
Magna International Inc. Class A	18,867	897,808
Shaw Communications Inc. Class B	26,619	562,236
Thomson Reuters Corp.	24,054	694,099
Tim Hortons Inc.	13,566	724,280

		3,556,089
FRANCE — 6.13%
Accor SA	11,628	414,534
Christian Dior SA	3,705	567,651
Compagnie Generale des Etablissements Michelin Class B	13,338	991,664
Hermes International	3,648	1,227,384
Lagardere SCA	6,897	212,443
LVMH Moet Hennessy Louis Vuitton SA	17,385	2,983,084
PPR SA	4,902	842,111
PSA Peugeot Citroen SA	20,898	336,046
Publicis Groupe SA	8,835	486,330
Renault SA	15,390	810,059
SES SA Class A FDR	16,416	406,727
Societe Television Francaise 1	7,125	87,113
Sodexo	6,441	528,029
Valeo SA	7,296	382,036

		10,275,211
GERMANY — 4.83%
Adidas AG	15,276	1,190,882
Bayerische Motoren Werke AG	23,598	2,119,018
Continental AGa	5,643	531,821
Daimler AG Registered	62,301	3,750,903
Puma AG	399	142,295
Volkswagen AG	2,223	357,909

		8,092,828
GREECE — 0.11%
OPAP SA	18,790	181,915

		181,915

Security	Shares	Value

HONG KONG — 0.62%
Li & Fung Ltd.[b]	456,000	$1,046,615

		1,046,615
ITALY — 0.65%
Fiat SpA	69,084	405,532
Luxottica Group SpA	8,607	311,192
Mediaset SpA	31,749	87,435
Pirelli & C. SpA	23,997	285,055

		1,089,214
JAPAN — 14.78%
Aisin Seiki Co. Ltd.	11,400	402,557
Bridgestone Corp.	45,600	1,111,533
Denso Corp.	34,200	1,149,073
Dentsu Inc.	11,400	365,155
Fast Retailing Co. Ltd.	3,600	825,032
Honda Motor Co. Ltd.	108,300	4,138,812
Isuzu Motors Ltd.	114,000	671,851
Marui Group Co. Ltd.	17,100	143,374
Nikon Corp.	22,800	695,955
Nissan Motor Co. Ltd.	165,300	1,769,601
NOK Corp.	11,400	249,347
Oriental Land Co. Ltd.	3,500	377,240
Panasonic Corp.	125,400	1,159,601
Sega Sammy Holdings Inc.	17,100	360,306
Sekisui House Ltd.	39,000	384,337
Sharp Corp.	57,000	418,349
Sony Corp.	62,700	1,298,266
Suzuki Motor Corp.	28,500	684,665
Toyota Industries Corp.	17,100	518,641
Toyota Motor Corp.	176,700	7,665,338
Yamada Denki Co. Ltd.	6,270	393,899

		24,782,932
MEXICO — 1.06%
Grupo Elektra SA de CV	7,125	670,603
Grupo Televisa SAB CPO	262,200	1,107,910

		1,778,513
NETHERLANDS — 0.59%
Reed Elsevier NV	47,595	606,948
Wolters Kluwer NV	20,064	379,413

		986,361

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

SOUTH KOREA — 0.79%
Hyundai Motor Co. NVS SP GDR[a,b,c]	18,537	$551,476
Hyundai Motor Co. SP GDR[a,d]	7,549	776,187

		1,327,663
SPAIN — 0.77%
Industria de Diseno Textil SA	13,509	1,292,037

		1,292,037
SWEDEN — 1.81%
Electrolux AB Class B	24,909	525,182
Hennes & Mauritz AB Class B	69,711	2,515,137

		3,040,319
SWITZERLAND — 1.95%
Compagnie Financiere Richemont SA Class A Bearer	37,563	2,352,233
Swatch Group AG (The) Bearer	1,995	917,102

		3,269,335
UNITED KINGDOM — 6.43%
Aegis Group PLC	52,957	156,363
British Sky Broadcasting Group PLC	71,079	767,709
Burberry Group PLC	31,692	758,019
Carnival PLC	14,421	460,362
Compass Group PLC	127,680	1,337,225
Daily Mail & General Trust PLC Class A NVS	15,048	108,554
GKN PLC	146,148	481,260
Home Retail Group PLC	35,340	64,370
InterContinental Hotels Group PLC	22,344	518,723
ITV PLC	269,895	380,987
Kingfisher PLC	155,553	762,256
Ladbrokes PLC	66,177	169,281
Marks & Spencer Group PLC	101,175	612,663
Next PLC	12,312	586,801
Pearson PLC	50,730	944,278
Persimmon PLC	22,401	229,064
Reed Elsevier PLC	73,986	656,072
UBM PLC	12,825	128,275
Whitbread PLC	12,141	357,704
William Hill PLC	47,595	198,781
WPP PLC	80,199	1,094,939

		10,773,686

Security	Shares	Value

UNITED STATES — 55.12%
Abercrombie & Fitch Co. Class A	6,270	$311,055
Amazon.com Inc.[a]	24,225	4,905,805
Apollo Group Inc. Class Aa,b	7,809	301,740
AutoNation Inc.[a,b]	3,420	117,340
AutoZone Inc.[a]	1,710	635,778
Bed Bath & Beyond Inc.[a]	16,017	1,053,438
Best Buy Co. Inc.	17,157	406,278
Big Lots Inc.[a]	4,161	179,006
BorgWarner Inc.[a]	7,866	663,418
Cablevision NY Group Class A	14,535	213,374
CarMax Inc.[a]	15,390	533,263
Carnival Corp.	28,785	923,423
CBS Corp. Class B NVS	44,517	1,509,571
Chipotle Mexican Grill Inc.[a]	2,337	976,866
Coach Inc.	20,007	1,546,141
Comcast Corp. Class A	177,042	5,313,030
D.R. Horton Inc.	19,380	293,995
Darden Restaurants Inc.	8,949	457,831
DeVry Inc.	4,047	137,072
DIRECTV Class Aa	44,175	2,179,594
Discovery Communications Inc. Series Aa,b	17,841	902,755
Dollar Tree Inc.[a]	8,037	759,416
Expedia Inc.	6,612	221,105
Family Dollar Stores Inc.	7,410	468,905
Ford Motor Co.	257,811	3,220,059
GameStop Corp. Class Ab	8,379	182,997
Gannett Co. Inc.	13,281	203,598
Gap Inc. (The)	20,178	527,453
Genuine Parts Co.	9,291	583,010
Goodyear Tire & Rubber Co. (The)[a]	23,712	266,049
H&R Block Inc.	18,696	307,923
Harley-Davidson Inc.	17,784	872,839
Harman International Industries Inc.	5,187	242,803
Hasbro Inc.	7,695	282,560
Home Depot Inc. (The)	99,978	5,029,893
International Game Technology	20,520	344,531
Interpublic Group of Companies Inc. (The)	32,946	375,914
J.C. Penney Co. Inc.	9,462	335,239
Johnson Controls Inc.	48,849	1,586,615
Kohl’s Corp.	16,188	809,886
Leggett & Platt Inc.	10,032	230,836

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

Lennar Corp. Class A	11,514	$312,951
Limited Brands Inc.	17,271	829,008
Lowe’s Companies Inc.	79,002	2,479,083
Macy’s Inc.	27,987	1,111,923
Marriott International Inc. Class A	19,494	737,848
Mattel Inc.	22,572	759,774
McDonald’s Corp.	66,063	6,480,780
McGraw-Hill Companies Inc. (The)	17,328	839,888
Netflix Inc.[a]	3,990	459,010
Newell Rubbermaid Inc.	18,468	328,915
News Corp. Class A NVS	143,013	2,815,926
Nike Inc. Class B	24,453	2,651,683
Nordstrom Inc.	11,343	632,032
O’Reilly Automotive Inc.[a,b]	8,322	760,215
Omnicom Group Inc.	16,701	845,906
Priceline.com Inc.[a]	3,363	2,412,952
PulteGroup Inc.[a,b]	27,702	245,163
Ralph Lauren Corp.	4,560	794,945
Ross Stores Inc.	14,934	867,665
Scripps Networks Interactive Inc. Class A	5,016	244,229
Sears Holdings Corp.[a,b]	2,280	151,050
Staples Inc.	43,434	702,762
Starbucks Corp.	50,331	2,813,000
Starwood Hotels & Resorts Worldwide Inc.	14,364	810,273
Target Corp.	42,636	2,484,400
Tiffany & Co.	9,006	622,585
Time Warner Cable Inc.	20,520	1,672,380
Time Warner Inc.	60,648	2,289,462
TJX Companies Inc. (The)	48,108	1,910,369
TripAdvisor Inc.[a,b]	6,612	235,850
Urban Outfitters Inc.[a]	8,037	233,957
VF Corp.	5,928	865,369
Viacom Inc. Class B NVS	35,454	1,682,647
Walt Disney Co. (The)	115,197	5,043,325
Washington Post Co. (The) Class B	114	42,587
Whirlpool Corp.	4,674	359,244
Wyndham Worldwide Corp.	11,742	546,120
Wynn Resorts Ltd.	6,099	761,643
Yum! Brands Inc.	30,381	2,162,520

		92,411,843

TOTAL COMMON STOCKS
(Cost: $138,350,715)		164,703,002

Security	Shares	Value

PREFERRED STOCKS — 1.50%

GERMANY — 1.50%
Porsche Automobil Holding SE	11,400	$671,776
Volkswagen AG	10,488	1,841,532

		2,513,308

TOTAL PREFERRED STOCKS
(Cost: $2,724,641)		2,513,308

SHORT-TERM INVESTMENTS — 1.47%

MONEY MARKET FUNDS — 1.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[e,f,g]	2,196,449	2,196,449
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[e,f,g]	170,207	170,207
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[e,f]	96,094	96,094

		2,462,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,462,750)		2,462,750

TOTAL INVESTMENTS IN SECURITIES — 101.21%
(Cost: $143,538,106)		169,679,060
Other Assets, Less Liabilities — (1.21)%		(2,034,166)

NET ASSETS — 100.00%		$167,644,894

CPO — Certificates of Participation (Ordinary)

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.57%

AUSTRALIA — 2.91%
Coca-Cola Amatil Ltd.	95,377	$1,232,108
Wesfarmers Ltd.	199,517	6,204,820
Woolworths Ltd.	209,931	5,650,076

		13,087,004
BELGIUM — 2.56%
Anheuser-Busch InBev NV	137,795	10,052,216
Colruyt SA	13,970	560,720
Delhaize Group SA	17,653	927,410

		11,540,346
BRAZIL — 0.53%
BRF — Brasil Foods SA SP ADR	118,618	2,373,546

		2,373,546
CANADA — 1.07%
George Weston Ltd.	8,763	555,266
Loblaw Companies Ltd.	18,288	622,500
Metro Inc. Class A	18,161	966,515
Saputo Inc.	23,495	1,015,778
Shoppers Drug Mart Corp.	38,100	1,669,699

		4,829,758
DENMARK — 0.33%
Carlsberg A/S Class B	18,034	1,488,159

		1,488,159
FRANCE — 4.24%
Carrefour SA	104,140	2,492,831
Casino Guichard-Perrachon SA	8,255	812,396
Danone SA	110,617	7,704,242
L’Oreal SA	40,259	4,958,657
Pernod Ricard SA	29,845	3,115,975

		19,084,101
GERMANY — 0.43%
Beiersdorf AG	16,637	1,083,957
METRO AG	22,352	862,921

		1,946,878
IRELAND — 0.23%
Kerry Group PLC Class A	22,098	1,021,148

		1,021,148

Security	Shares	Value

JAPAN — 4.58%
AEON Co. Ltd.	101,617	$1,343,451
Ajinomoto Co. Inc.	127,000	1,601,871
Asahi Group Holdings Ltd.	76,298	1,699,426
Japan Tobacco Inc.	762	4,314,867
Kao Corp.	88,900	2,346,325
Kirin Holdings Co. Ltd.	151,596	1,972,894
Nippon Meat Packers Inc.	31,000	395,905
Nissin Foods Holdings Co. Ltd.	12,700	477,629
Seven & I Holdings Co. Ltd.	127,037	3,794,361
Shiseido Co. Ltd.	63,500	1,101,865
Unicharm Corp.	21,000	1,115,135
Yakult Honsha Co. Ltd.	12,720	439,740

		20,603,469
MEXICO — 1.52%
Fomento Economico Mexicano SAB de CV BD Units	330,209	2,715,032
Grupo Modelo SAB de CV Series C	114,337	796,222
Wal-Mart de Mexico SAB de CV Series V	990,610	3,329,742

		6,840,996
NETHERLANDS — 3.42%
Heineken NV	49,022	2,720,652
Koninklijke Ahold NV	198,755	2,750,046
Unilever NV CVA	291,592	9,907,806

		15,378,504
SINGAPORE — 0.44%
Wilmar International Ltd.[a]	508,000	1,979,719

		1,979,719
SOUTH KOREA — 0.23%
KT&G Corp. Class A SP GDR[a,b]	28,532	1,012,300

		1,012,300
SPAIN — 0.11%
Distribuidora Internacional de Alimentacion SAc	102,616	507,942

		507,942
SWEDEN — 0.34%
Swedish Match AB	38,989	1,547,726

		1,547,726

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

SWITZERLAND — 7.85%
Nestle SA Registered	562,483	$35,347,718

		35,347,718
UNITED KINGDOM — 14.73%
Associated British Foods PLC	61,849	1,205,595
British American Tobacco PLC	335,280	16,877,031
Diageo PLC	425,450	10,213,438
Imperial Tobacco Group PLC	171,577	6,949,378
J Sainsbury PLC	240,030	1,193,860
Reckitt Benckiser Group PLC	104,648	5,907,225
SABMiller PLC	158,750	6,365,168
Tate & Lyle PLC	80,264	904,105
Tesco PLC	1,366,901	7,207,090
Unilever PLC	223,266	7,362,770
Wm Morrison Supermarkets PLC	439,293	2,091,604

		66,277,264
UNITED STATES — 52.05%
Altria Group Inc.	349,377	10,785,268
Archer-Daniels-Midland Co.	114,681	3,630,800
Avon Products Inc.	73,406	1,421,140
Beam Inc.	26,924	1,576,939
Brown-Forman Corp. Class B NVS	17,272	1,440,312
Campbell Soup Co.[a]	31,115	1,053,243
Clorox Co. (The)	22,225	1,527,969
Coca-Cola Co. (The)	386,715	28,620,777
Coca-Cola Enterprises Inc.	53,467	1,529,156
Colgate-Palmolive Co.	82,042	8,022,067
ConAgra Foods Inc.	70,866	1,860,941
Constellation Brands Inc. Class Aa,c	30,480	719,023
Costco Wholesale Corp.	74,168	6,734,454
CVS Caremark Corp.	222,123	9,951,110
Dean Foods Co.(c)	32,385	392,182
Dr Pepper Snapple Group Inc.	36,703	1,475,828
Estee Lauder Companies Inc. (The) Class A	38,100	2,359,914
General Mills Inc.	109,601	4,323,759
H.J. Heinz Co.	54,737	2,931,166
Hershey Co. (The)	26,162	1,604,515
Hormel Foods Corp.	23,749	701,071
J.M. Smucker Co. (The)	19,685	1,601,572

Security	Shares	Value

Kellogg Co.	42,291	$2,268,066
Kimberly-Clark Corp.	66,421	4,907,848
Kraft Foods Inc. Class A	300,482	11,421,321
Kroger Co. (The)	102,489	2,483,308
Lorillard Inc.	22,987	2,976,357
McCormick & Co. Inc. NVS	22,860	1,244,270
Mead Johnson Nutrition Co. Class A	34,671	2,859,664
Molson Coors Brewing Co. Class B NVS	27,432	1,241,298
PepsiCo Inc.	266,065	17,653,413
Philip Morris International Inc.	296,037	26,231,839
Procter & Gamble Co. (The)	467,741	31,436,873
Reynolds American Inc.	57,404	2,378,822
Safeway Inc.[a]	46,609	941,968
Sara Lee Corp.	101,092	2,176,511
SUPERVALU Inc.[a]	38,862	221,902
Sysco Corp.	101,092	3,018,607
Tyson Foods Inc. Class A	50,546	967,956
Wal-Mart Stores Inc.	297,434	18,202,961
Walgreen Co.	152,019	5,091,116
Whole Foods Market Inc.	27,432	2,282,342

		234,269,648

TOTAL COMMON STOCKS
(Cost: $388,531,529)		439,136,226

PREFERRED STOCKS — 1.69%

BRAZIL — 1.20%
Companhia de Bebidas das Americas SP ADR	131,445	5,431,307

		5,431,307
GERMANY — 0.49%
Henkel AG & Co. KGaA	29,972	2,192,859

		2,192,859

TOTAL PREFERRED STOCKS
(Cost: $4,572,376)		7,624,166

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	2,149,455	$2,149,455
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	166,566	166,566
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	471,892	471,892

		2,787,913

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,787,913)		2,787,913

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $395,891,818)		449,548,305
Other Assets, Less Liabilities — 0.12%		546,687

NET ASSETS — 100.00%		$450,094,992

NVS — Non-Voting Shares

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.67%

AUSTRALIA — 2.45%
Oil Search Ltd.	516,950	$3,732,673
Origin Energy Ltd.	525,179	7,263,187
Santos Ltd.	445,843	6,577,041
Woodside Petroleum Ltd.	285,272	10,287,308
WorleyParsons Ltd.	99,803	2,960,080

		30,820,289
AUSTRIA — 0.22%
OMV AG	76,171	2,703,293

		2,703,293
CANADA — 9.83%
ARC Resources Ltd.	127,444	2,920,074
Cameco Corp.	187,368	4,013,757
Canadian Natural Resources Ltd.	505,978	16,736,838
Canadian Oil Sands Ltd.	223,449	4,703,954
Cenovus Energy Inc.	348,994	12,535,779
Enbridge Inc.	353,636	13,707,398
Encana Corp.	338,233	6,629,631
Enerplus Corp.	80,391	1,796,923
Husky Energy Inc.	135,251	3,434,559
Imperial Oil Ltd.	113,940	5,166,602
Nexen Inc.	243,705	4,459,817
Penn West Petroleum Ltd.	216,697	4,225,749
Suncor Energy Inc.	725,840	23,668,143
Talisman Energy Inc.	476,860	5,983,115
TransCanada Corp.	315,445	13,517,944

		123,500,283
CHINA — 3.00%
China Petroleum & Chemical Corp. Class H	8,018,000	8,736,770
CNOOC Ltd.	7,385,000	15,180,912
PetroChina Co. Ltd. Class H	9,706,000	13,726,414

		37,644,096
COLOMBIA — 0.46%
Ecopetrol SA SP ADR	94,816	5,792,309

		5,792,309
FRANCE — 4.86%
Technip SA	51,062	6,006,374
Total SA	1,080,953	55,046,667

		61,053,041

Security	Shares	Value

ITALY — 3.34%
Eni SpA	1,359,895	$31,854,995
Saipem SpA	116,050	5,985,480
Tenaris SA	216,908	4,130,646

		41,971,121
JAPAN — 1.23%
INPEX Corp.	1,055	7,166,231
JX Holdings Inc.	1,012,820	6,313,587
TonenGeneral Sekiyu K.K.	211,000	1,953,728

		15,433,546
NORWAY — 1.81%
Seadrill Ltd.	155,718	5,825,724
Statoil ASA	490,997	13,307,761
Subsea 7 SAa	134,407	3,553,366

		22,686,851
PORTUGAL — 0.17%
Galp Energia SGPS SA Class B	129,976	2,135,918

		2,135,918
SPAIN — 0.76%
Repsol YPF SA	382,543	9,582,424

		9,582,424
UNITED KINGDOM — 17.14%
AMEC PLC	147,067	2,603,538
BG Group PLC	1,558,235	36,050,430
BP PLC	8,697,842	64,280,482
Cairn Energy PLC[a]	253,094	1,306,555
Royal Dutch Shell PLC Class A	1,639,259	57,188,631
Royal Dutch Shell PLC Class B	1,244,239	43,725,693
Tullow Oil PLC	414,404	10,110,483

		215,265,812
UNITED STATES — 52.40%
Alpha Natural Resources Inc.[a]	114,995	1,749,074
Anadarko Petroleum Corp.	228,513	17,901,708
Apache Corp.	175,974	17,674,829
Baker Hughes Inc.	201,927	8,468,818
Cabot Oil & Gas Corp.	96,638	3,012,206
Cameron International Corp.[a,b]	113,518	5,997,156
Chesapeake Energy Corp.	305,317	7,074,195
Chevron Corp.	903,924	96,936,810
ConocoPhillips	585,736	44,521,793
CONSOL Energy Inc.	110,142	3,755,842

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

Denbury Resources Inc.[a]	186,313	$3,396,486
Devon Energy Corp.	183,148	13,025,486
Diamond Offshore Drilling Inc.	30,384	2,028,132
El Paso Corp.	359,966	10,636,995
EOG Resources Inc.	123,224	13,690,186
EQT Corp.	67,098	3,234,795
Exxon Mobil Corp.	2,158,530	187,209,307
FMC Technologies Inc.[a,b]	107,821	5,436,335
Halliburton Co.	427,486	14,188,260
Helmerich & Payne Inc.	50,851	2,743,411
Hess Corp.	142,636	8,408,392
Marathon Oil Corp.	321,564	10,193,579
Marathon Petroleum Corp.	161,415	6,998,954
Murphy Oil Corp.	92,418	5,200,361
Nabors Industries Ltd.[a]	142,214	2,487,323
National Oilwell Varco Inc.	195,597	15,544,094
Newfield Exploration Co.[a,b]	63,933	2,217,196
Noble Corp.[a,b]	115,206	4,316,769
Noble Energy Inc.	79,758	7,798,737
Occidental Petroleum Corp.	373,259	35,545,455
Peabody Energy Corp.	132,930	3,849,653
Pioneer Natural Resources Co.	57,181	6,380,828
QEP Resources Inc.	82,501	2,516,281
Range Resources Corp.	72,373	4,207,766
Rowan Companies Inc.[a,b]	58,658	1,931,608
Schlumberger Ltd.	611,900	42,790,167
Southwestern Energy Co.[a]	158,672	4,855,363
Spectra Energy Corp.	293,290	9,253,299
Sunoco Inc.	52,539	2,004,363
Tesoro Corp.[a,b]	70,474	1,891,522
Valero Energy Corp.	263,750	6,796,838
Williams Companies Inc. (The)	277,676	8,555,198
WPX Energy Inc.[a]	84,672	1,524,943

		657,950,513

TOTAL COMMON STOCKS
(Cost: $1,198,777,583)		1,226,539,496

Security	Shares	Value

PREFERRED STOCKS — 2.02%

BRAZIL — 2.02%
Petroleo Brasileiro SA SP ADR	991,700	$25,347,852

		25,347,852

TOTAL PREFERRED STOCKS
(Cost: $32,844,158)		25,347,852

SHORT-TERM INVESTMENTS — 0.76%

MONEY MARKET FUNDS — 0.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	7,971,154	7,971,154
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	617,701	617,701
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	934,708	934,708

		9,523,563

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,523,563)		9,523,563

TOTAL INVESTMENTS IN SECURITIES — 100.45%
(Cost: $1,241,145,304)		1,261,410,911
Other Assets, Less Liabilities — (0.45)%		(5,697,404)

NET ASSETS — 100.00%		$1,255,713,507

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.73%

AUSTRALIA — 8.39%
AMP Ltd.	118,288	$529,374
ASX Ltd.	7,134	245,363
Australia and New Zealand Banking Group Ltd.	103,704	2,498,871
BGP Holdings PLC[a,b]	608,993	81
CFS Retail Property Trust	73,950	137,129
Commonwealth Bank of Australia	62,292	3,233,021
Dexus Property Group	193,401	174,308
Goodman Group	227,157	162,373
GPT Group	59,769	193,183
Insurance Australia Group Ltd.	85,409	300,830
Lend Lease Group	17,922	138,690
Macquarie Group Ltd.	14,094	424,588
Mirvac Group	117,102	141,935
National Australia Bank Ltd.	86,913	2,214,922
QBE Insurance Group Ltd.	44,718	656,434
Stockland Corp. Ltd.	85,608	260,736
Suncorp Group Ltd.	52,896	460,300
Westfield Group	80,040	732,161
Westfield Retail Trust	105,444	281,825
Westpac Banking Corp.	119,712	2,714,701

		15,500,825
AUSTRIA — 0.13%
Erste Group Bank AG	10,788	248,395

		248,395
BELGIUM — 0.36%
Ageas	102,574	225,113
Groupe Bruxelles Lambert SA	3,132	242,078
KBC Groep NV	8,178	204,853

		672,044
CANADA — 7.83%
Bank of Montreal	25,317	1,502,124
Bank of Nova Scotia	42,891	2,398,068
Brookfield Asset Management Inc. Class A	20,271	638,279
Canadian Imperial Bank of Commerce	15,921	1,214,485
Manulife Financial Corp.	71,949	972,566
National Bank of Canada	6,351	504,356
Power Corp. of Canada	13,833	365,946
Royal Bank of Canada	56,898	3,291,084

Security	Shares	Value

Sun Life Financial Inc.	23,316	$552,194
Toronto-Dominion Bank (The)	35,670	3,021,484

		14,460,586
CHILE — 0.22%
Banco de Chile SP ADR[c]	2,830	268,652
Banco Santander (Chile) SA SP ADR	1,566	134,817

		403,469
CHINA — 2.75%
China Construction Bank Corp. Class H	2,871,720	2,219,258
China Life Insurance Co. Ltd. Class H	261,000	677,376
Industrial and Commercial Bank of China Ltd. Class H	2,349,000	1,515,777
Ping An Insurance (Group) Co. of China Ltd. Class H	87,000	657,767

		5,070,178
COLOMBIA — 0.11%
Bancolombia SA SP ADR	3,132	202,515

		202,515
DENMARK — 0.26%
Danske Bank A/Sa	28,014	473,874

		473,874
FINLAND — 0.30%
Sampo OYJ Class A	18,879	544,809

		544,809
FRANCE — 2.77%
AXA	73,863	1,222,656
BNP Paribas SA	42,369	2,007,241
Credit Agricole SA	44,718	277,507
Societe Generale	30,885	903,411
Unibail-Rodamco SE	3,480	694,916

		5,105,731
GERMANY — 3.17%
Allianz SE Registered	18,096	2,156,087
Commerzbank AGa	151,989	383,960
Deutsche Bank AG Registered	36,714	1,823,917
Deutsche Boerse AG	7,848	527,576
Muenchener Rueckversicherungs-Gesellschaft AG Registered	6,438	969,232

		5,860,772

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

GREECE — 0.05%
National Bank of Greece SA SP ADR[a]	36,940	$98,630

		98,630
HONG KONG — 2.54%
AIA Group Ltd.	295,800	1,083,914
BOC Hong Kong (Holdings) Ltd.	130,500	360,539
Cheung Kong (Holdings) Ltd.	87,000	1,123,918
Hang Seng Bank Ltd.	26,100	346,924
Hong Kong Exchanges and Clearing Ltd.[c]	34,800	584,931
Sun Hung Kai Properties Ltd.	87,000	1,081,337
Swire Pacific Ltd. Class A	10,000	112,120

		4,693,683
IRELAND — 0.00%
Irish Bank Resolution Corp. Ltd.[a,b]	47,975	6

		6
ITALY — 1.89%
Assicurazioni Generali SpA	54,114	838,820
Banca Monte dei Paschi di Siena SpA	251,952	106,059
Banco Popolare SpA	70,209	132,953
Intesa Sanpaolo SpA	550,449	985,196
Mediobanca SpA	18,879	110,722
UniCredit SpA	232,176	1,161,313
Unione di Banche Italiane ScpA	36,192	153,170

		3,488,233
JAPAN — 6.64%
Credit Saison Co. Ltd.	8,700	177,076
Dai-ichi Life Insurance Co. Ltd. (The)	350	486,117
Daiwa House Industry Co. Ltd.	28,000	372,222
Daiwa Securities Group Inc.	87,000	345,695
Mitsubishi Estate Co. Ltd.	46,000	825,032
Mitsubishi UFJ Financial Group Inc.	548,100	2,743,997
Mitsui Fudosan Co. Ltd.	31,000	596,306
Mizuho Financial Group Inc.	896,100	1,469,998
MS&AD Insurance Group Holdings Inc.	17,400	359,227
NKSJ Holdings Inc.	17,400	391,154
Nomura Holdings Inc.	147,900	657,773
ORIX Corp.	4,350	417,583
Shinsei Bank Ltd.	87,000	114,175
Sumitomo Mitsui Financial Group Inc.	52,200	1,727,208
Sumitomo Mitsui Trust Holdings Inc.	147,270	472,438
Sumitomo Realty & Development Co. Ltd.	16,000	387,873

Security	Shares	Value

Tokio Marine Holdings Inc.	26,100	$720,251

		12,264,125
NETHERLANDS — 0.90%
AEGON NVa	70,122	388,841
ING Groep NV CVA[a]	151,902	1,263,692

		1,652,533
NORWAY — 0.25%
DNB ASA	35,931	461,102

		461,102
PERU — 0.14%
Credicorp Ltd.	2,001	263,772

		263,772
PORTUGAL — 0.06%
Banco Comercial Portugues SA Registered[a]	280,227	51,872
Banco Espirito Santo SA Registered	33,408	60,950

		112,822
SINGAPORE — 1.41%
DBS Group Holdings Ltd.	64,000	721,772
Oversea-Chinese Banking Corp. Ltd.[c]	87,000	617,203
United Overseas Bank Ltd.[c]	87,000	1,269,694

		2,608,669
SOUTH KOREA — 0.60%
KB Financial Group Inc. SP ADR[a,c]	14,150	519,305
Shinhan Financial Group Co. Ltd. SP ADR[a,c]	7,544	581,642

		1,100,947
SPAIN — 2.49%
Banco Bilbao Vizcaya Argentaria SA	194,184	1,543,035
Banco de Sabadell SAc	69,687	189,502
Banco Popular Espanol SAc	38,705	138,652
Banco Santander SA	346,875	2,665,355
Bankinter SAc	11,752	61,552

		4,598,096
SWEDEN — 1.67%
Investor AB Class B	18,531	409,699
Nordea Bank AB	105,357	955,070
Skandinaviska Enskilda Banken AB Class A	68,730	486,834
Svenska Handelsbanken AB Class A	19,575	622,178
Swedbank AB Class A	39,150	606,542

		3,080,323

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

SWITZERLAND — 3.56%
Baloise Holding AG Registered	1,914	$153,950
Credit Suisse Group AG Registered	41,064	1,168,973
GAM Holding AGa	8,439	122,778
Julius Baer Group Ltd.[a]	8,265	333,215
Swiss Life Holding AG Registered[a]	1,305	155,067
Swiss Re AGa	14,790	943,346
UBS AG Registered[a]	151,641	2,122,320
Zurich Financial Services AG Registered[a]	5,829	1,564,547

		6,564,196
UNITED KINGDOM — 8.83%
3i Group PLC	37,149	127,019
Aviva PLC	115,937	614,065
Barclays PLC	483,981	1,819,143
British Land Co. PLC	30,624	234,813
Hammerson PLC	23,925	158,868
HSBC Holdings PLC	705,396	6,252,855
Land Securities Group PLC	27,840	321,378
Legal & General Group PLC	238,216	497,457
Lloyds Banking Group PLC[a]	1,618,374	868,944
London Stock Exchange Group PLC	6,438	106,361
Man Group PLC	76,647	165,080
Old Mutual PLC	222,460	563,721
Provident Financial PLC	5,133	93,986
Prudential PLC	102,660	1,226,087
Resolution Ltd.	55,941	233,549
Royal Bank of Scotland Group PLC[a]	791,700	349,629
RSA Insurance Group PLC	134,067	224,059
Schroders PLC	3,915	98,832
SEGRO PLC	22,533	84,533
Standard Chartered PLC	76,908	1,916,925
Standard Life PLC	96,570	354,415

		16,311,719
UNITED STATES — 40.41%
ACE Ltd.	13,485	987,102
Aflac Inc.	18,531	852,241
Allstate Corp. (The)	20,271	667,321
American Express Co.	40,194	2,325,625
American International Group Inc.[a]	18,531	571,311
American Tower Corp.	15,486	975,928
Ameriprise Financial Inc.	9,135	521,883
Aon Corp.	12,789	627,428

Security	Shares	Value

Apartment Investment and Management Co. Class A	4,785	$126,372
Assurant Inc.	3,828	155,034
AvalonBay Communities Inc.	3,654	516,493
Bank of America Corp.	411,684	3,939,816
Bank of New York Mellon Corp. (The)	47,850	1,154,620
BB&T Corp.	27,579	865,705
Berkshire Hathaway Inc. Class Ba	69,252	5,619,800
BlackRock Inc.[d]	4,002	820,010
Boston Properties Inc.	5,655	593,718
Capital One Financial Corp.	19,401	1,081,412
CBRE Group Inc. Class Aa	12,876	257,005
Charles Schwab Corp. (The)	43,152	620,094
Chubb Corp. (The)	10,962	757,584
Cincinnati Financial Corp.	6,960	240,190
Citigroup Inc.	115,275	4,213,301
CME Group Inc.	2,697	780,323
Comerica Inc.	8,004	259,009
Discover Financial Services	21,837	728,046
E*TRADE Financial Corp.[a,c]	10,701	117,176
Equity Residential	11,484	719,128
Federated Investors Inc. Class Bc	3,741	83,836
Fifth Third Bancorp	36,279	509,720
First Horizon National Corp.	10,875	112,882
Franklin Resources Inc.	5,829	722,971
Genworth Financial Inc. Class Aa	19,575	162,864
Goldman Sachs Group Inc. (The)	19,488	2,423,723
Hartford Financial Services Group Inc. (The)	17,487	368,626
HCP Inc.	15,312	604,212
Health Care REIT Inc.	6,612	363,396
Host Hotels & Resorts Inc.[c]	27,581	452,880
Hudson City Bancorp Inc.	20,880	152,633
Huntington Bancshares Inc.	34,191	220,532
IntercontinentalExchange Inc.[a]	2,958	406,488
Invesco Ltd.[c]	18,183	484,941
J.P. Morgan Chase & Co.	149,292	6,864,446
KeyCorp	37,671	320,203
Kimco Realty Corp.[c]	15,573	299,936
Legg Mason Inc.	5,220	145,795
Leucadia National Corp.	7,656	199,822
Lincoln National Corp.	11,919	314,185
Loews Corp.	12,354	492,554
M&T Bank Corp.	4,959	430,838

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

Marsh & McLennan Companies Inc.	21,228	$696,066
MetLife Inc.	41,760	1,559,736
Moody’s Corp.	8,091	340,631
Morgan Stanley	58,812	1,155,068
NASDAQ OMX Group Inc. (The)[a]	5,220	135,198
Northern Trust Corp.	9,657	458,225
NYSE Euronext Inc.	10,527	315,915
People’s United Financial Inc.	15,138	200,427
Plum Creek Timber Co. Inc.	5,655	235,022
PNC Financial Services Group Inc. (The)[d]	20,706	1,335,330
Principal Financial Group Inc.	12,180	359,432
Progressive Corp. (The)	25,491	590,881
Prologis Inc.	18,009	648,684
Prudential Financial Inc.	18,705	1,185,710
Public Storage	5,307	733,268
Regions Financial Corp.	49,590	326,798
Simon Property Group Inc.	11,571	1,685,663
SLM Corp.	20,445	322,213
State Street Corp.	19,575	890,662
SunTrust Banks Inc.	21,054	508,875
T. Rowe Price Group Inc.	10,005	653,326
Torchmark Corp.	4,350	216,847
Travelers Companies Inc. (The)	16,617	983,726
U.S. Bancorp	75,168	2,381,322
Unum Group	12,093	296,037
Ventas Inc.	10,875	620,962
Vornado Realty Trust	7,047	593,357
Wells Fargo & Co.	207,321	7,077,939
Weyerhaeuser Co.	20,445	448,154
XL Group PLC	13,224	286,829
Zions Bancorp	7,482	160,564

		74,634,025

TOTAL COMMON STOCKS (Cost: $252,660,965)		180,476,079

PREFERRED STOCKS — 1.73%

BRAZIL —1.73%
Banco Bradesco SA SP ADR	80,214	1,403,745
Itau Unibanco Holding SA SP ADR	93,525	1,794,745

		3,198,490

TOTAL PREFERRED STOCKS (Cost: $2,917,043)		3,198,490

Security	Shares	Value

RIGHTS — 0.00%

SPAIN — 0.00%
Banco Popular Espanol SAa	34,709	$1,710

		1,710

TOTAL RIGHTS (Cost: $1,820)		1,710

SHORT-TERM INVESTMENTS — 1.45%

MONEY MARKET FUNDS — 1.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	2,344,670	2,344,670
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	181,693	181,693
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	142,657	142,657

		2,669,020

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,669,020)		2,669,020

TOTAL INVESTMENTS IN SECURITIES — 100.91%
(Cost: $258,248,848)		186,345,299
Other Assets, Less Liabilities — (0.91)%		(1,671,649)

NET ASSETS — 100.00%		$184,673,650

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.40%

AUSTRALIA — 1.02%
CSL Ltd.	116,643	$4,336,813
Sonic Healthcare Ltd.	85,668	1,111,122

		5,447,935
BELGIUM — 0.21%
UCB SA	26,019	1,120,911

		1,120,911
CANADA — 0.69%
Valeant Pharmaceuticals International Inc.[a]	68,499	3,666,028

		3,666,028
DENMARK — 2.46%
Novo Nordisk A/S Class B	94,872	13,118,762

		13,118,762
FRANCE — 4.59%
Essilor International SA	47,613	4,237,438
Sanofi	260,013	20,162,676

		24,400,114
GERMANY — 4.03%
Bayer AG Registered	185,142	13,003,235
Fresenius Medical Care AG & Co. KGaA	46,728	3,306,778
Fresenius SE & Co. KGaA	26,196	2,682,323
Merck KGaA	14,691	1,623,421
QIAGEN NVa,b	51,861	806,314

		21,422,071
IRELAND — 0.29%
Elan Corp. PLC[a]	107,262	1,567,678

		1,567,678
JAPAN — 4.47%
Astellas Pharma Inc.	98,635	4,075,084
Daiichi Sankyo Co. Ltd.	141,693	2,596,428
Eisai Co. Ltd.	55,600	2,222,784
Ono Pharmaceutical Co. Ltd.	20,500	1,148,369
Otsuka Holdings Co. Ltd.	106,200	3,161,674
Shionogi & Co. Ltd.	66,100	918,870
Taisho Pharmaceutical Holdings Co. Ltd.	10,800	880,588
Takeda Pharmaceutical Co. Ltd.	159,300	7,055,696
Terumo Corp.	35,400	1,701,282

		23,760,775

Security	Shares	Value

SWITZERLAND — 12.09%
Actelion Ltd. Registered[a]	23,895	$872,418
Lonza Group AG Registered[a]	11,682	603,067
Nobel Biocare Holding AG Registered[a]	27,612	344,902
Novartis AG Registered	615,252	34,007,844
Roche Holding AG Bearer	6,018	1,105,259
Roche Holding AG Genusschein	157,530	27,380,608

		64,314,098
UNITED KINGDOM — 8.27%
AstraZeneca PLC	286,740	12,731,681
GlaxoSmithKline PLC	1,130,145	25,216,455
Shire PLC	125,670	4,055,944
Smith & Nephew PLC	198,594	2,010,118

		44,014,198
UNITED STATES — 61.28%
Abbott Laboratories	352,407	21,599,025
Aetna Inc.	78,588	3,941,974
Agilent Technologies Inc.	78,057	3,474,317
Allergan Inc.	68,145	6,503,077
AmerisourceBergen Corp.	57,879	2,296,639
Amgen Inc.	177,354	12,058,298
Baxter International Inc.	125,316	7,491,391
Becton, Dickinson and Co.	47,082	3,655,917
Biogen Idec Inc.[a]	53,454	6,733,600
Boston Scientific Corp.[a]	325,503	1,946,508
Bristol-Myers Squibb Co.	378,426	12,771,878
C.R. Bard Inc.	18,939	1,869,658
Cardinal Health Inc.	77,349	3,334,515
CareFusion Corp.[a]	49,737	1,289,680
Celgene Corp.[a]	98,235	7,615,177
Cerner Corp.[a,b]	32,745	2,493,859
Cigna Corp.	64,074	3,155,645
Coventry Health Care Inc.	31,329	1,114,373
Covidien PLC	108,147	5,913,478
DaVita Inc.[a]	20,886	1,883,291
DENTSPLY International Inc.	31,506	1,264,336
Edwards Lifesciences Corp.[a]	25,665	1,866,615
Eli Lilly and Co.	228,861	9,216,232
Express Scripts Inc.[a,b]	108,855	5,897,764
Forest Laboratories Inc.[a]	59,118	2,050,803
Gilead Sciences Inc.[a]	169,389	8,274,653

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

Hospira Inc.[a]	36,639	$1,369,932
Humana Inc.	36,639	3,388,375
Intuitive Surgical Inc.[a]	8,850	4,794,488
Johnson & Johnson	615,075	40,570,347
Laboratory Corp. of America Holdings[a]	21,948	2,009,120
Life Technologies Corp.[a,b]	39,648	1,935,615
McKesson Corp.	55,047	4,831,475
Medco Health Solutions Inc.[a]	87,261	6,134,448
Medtronic Inc.	233,286	9,142,478
Merck & Co. Inc.	682,335	26,201,664
Mylan Inc.[a,b]	96,288	2,257,954
Patterson Companies Inc.	19,824	662,122
PerkinElmer Inc.	25,311	700,102
Perrigo Co.	20,886	2,157,733
Pfizer Inc.	1,689,465	38,283,277
Quest Diagnostics Inc.	35,577	2,175,534
St. Jude Medical Inc.	71,685	3,176,362
Stryker Corp.	72,393	4,016,364
Tenet Healthcare Corp.[a,b]	93,279	495,312
Thermo Fisher Scientific Inc.	81,951	4,620,397
UnitedHealth Group Inc.	233,994	13,791,606
Varian Medical Systems Inc.[a,b]	25,311	1,745,447
Waters Corp.[a]	20,001	1,853,293
Watson Pharmaceuticals Inc.[a]	28,674	1,922,878
WellPoint Inc.	75,048	5,538,542
Zimmer Holdings Inc.	39,825	2,559,951

		326,047,519

TOTAL COMMON STOCKS
(Cost: $523,898,680)		528,880,089

SHORT-TERM INVESTMENTS — 1.56%

MONEY MARKET FUNDS — 1.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	7,449,981	7,449,981
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	577,315	577,315

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	309,507	$309,507

		8,336,803

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,336,803)		8,336,803

TOTAL INVESTMENTS IN SECURITIES — 100.96%
(Cost: $532,235,483)		537,216,892
Other Assets, Less Liabilities — (0.96)%		(5,130,069)

NET ASSETS — 100.00%		$532,086,823

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.55%

AUSTRALIA — 2.05%
Asciano Group	88,801	$450,768
Brambles Ltd.	128,625	946,068
Leighton Holdings Ltd.	16,350	361,113
Qantas Airways Ltd.[a]	202,425	374,318
QR National Ltd.	138,825	536,433
Sydney Airport	137,025	407,399
Toll Holdings Ltd.	62,625	380,824
Transurban Group	122,400	710,081

		4,167,004
BRAZIL — 0.25%
Embraer SA SP ADR	15,825	506,083

		506,083
CANADA — 2.29%
Bombardier Inc. Class B	123,000	509,500
Canadian National Railway Co.	33,450	2,653,041
Canadian Pacific Railway Ltd.	13,050	988,559
SNC-Lavalin Group Inc.	12,375	494,406

		4,645,506
CHILE — 0.35%
LAN Airlines SA SP ADR[b]	24,150	702,523

		702,523
DENMARK — 0.47%
A.P. Moeller-Maersk A/S Class B	100	771,138
Vestas Wind Systems A/Sa,b	18,375	186,166

		957,304
FINLAND — 0.87%
Kone OYJ Class B	15,075	838,548
Metso OYJ	10,725	457,754
Wartsila OYJ Class B	12,450	468,873

		1,765,175
FRANCE — 5.40%
ALSTOM	16,650	648,776
Bouygues SA	14,325	437,426
Compagnie de Saint-Gobain	34,575	1,541,767
Edenred SA	13,425	403,329
European Aeronautic Defence and Space Co. NV	31,725	1,297,230
Safran SA	17,475	641,245

Security	Shares	Value

Schneider Electric SA	42,825	$2,793,902
Thales SA	6,900	257,836
Vallourec SA	9,900	626,232
Vinci SA	44,175	2,300,169

		10,947,912
GERMANY — 4.67%
Deutsche Lufthansa AG Registered	17,925	250,523
Deutsche Post AG Registered	63,975	1,229,797
Hochtief AG	2,700	163,564
MAN SE	5,175	687,983
Siemens AG Registered	70,950	7,142,053

		9,473,920
HONG KONG — 0.82%
Hutchison Whampoa Ltd.	166,000	1,659,145

		1,659,145
IRELAND — 0.13%
Ryanair Holdings PLC SP ADR[a]	7,350	266,658

		266,658
ITALY — 0.55%
Atlantia SpA	21,525	356,877
Fiat Industrial SpA[a]	57,150	608,853
Finmeccanica SpA	28,950	156,524

		1,122,254
JAPAN — 15.14%
All Nippon Airways Co. Ltd.[b]	150,000	455,678
Asahi Glass Co. Ltd.	75,000	639,772
Central Japan Railway Co.	150	1,243,089
Dai Nippon Printing Co. Ltd.	39,000	400,923
Daikin Industries Ltd.	22,500	615,985
East Japan Railway Co.	25,500	1,614,375
FANUC Corp.	15,000	2,675,740
Furukawa Electric Co. Ltd.	75,000	200,498
ITOCHU Corp.	112,500	1,234,431
JS Group Corp.	22,500	473,814
Kajima Corp.	75,000	229,662
Kawasaki Heavy Industries Ltd.	150,000	461,146
Kintetsu Corp.[b]	75,000	287,077
Komatsu Ltd.	67,500	1,934,899
Kubota Corp.	75,000	724,528
Marubeni Corp.	150,000	1,088,158
Mitsubishi Corp.	112,500	2,624,704

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

Mitsubishi Electric Corp.	150,000	$1,334,224
Mitsubishi Heavy Industries Ltd.	300,000	1,461,814
Mitsui & Co. Ltd.	120,000	1,978,735
Mitsui O.S.K. Lines Ltd.	80,000	349,961
NGK Insulators Ltd.	20,000	287,016
Nidec Corp.	7,500	687,162
Nippon Express Co. Ltd.	75,000	294,368
Nippon Yusen K.K.	150,000	473,905
NSK Ltd.	21,000	162,549
Obayashi Corp.	75,000	328,999
Odakyu Electric Railway Co. Ltd.	75,000	712,680
Secom Co. Ltd.	15,000	738,198
Shimizu Corp.	75,000	302,570
SMC Corp.	4,100	655,641
Sumitomo Corp.	90,000	1,307,977
Sumitomo Electric Industries Ltd.	60,000	826,053
Taisei Corp.	75,000	196,853
Tokyu Corp.	75,000	358,163
Toppan Printing Co. Ltd.	31,000	243,344
TOTO Ltd.	7,000	52,992
West Japan Railway Co.	15,000	606,051
Yamato Holdings Co. Ltd.	30,000	466,249

		30,729,983
MEXICO — 0.27%
Alfa SAB de CV Series A	37,500	538,679

		538,679
NETHERLANDS — 1.23%
Koninklijke Philips Electronics NV	79,350	1,606,190
PostNL NV	31,950	196,996
Randstad Holding NV	8,475	319,285
TNT Express NV	30,375	374,571

		2,497,042
NORWAY — 0.27%
Orkla ASA	70,275	555,148

		555,148
SINGAPORE — 0.65%
Keppel Corp. Ltd.[b]	150,000	1,311,091

		1,311,091

Security	Shares	Value

SPAIN — 0.62%
Abertis Infraestructuras SA	24,649	$419,012
Actividades de Construcciones y Servicios SA	12,225	312,414
Ferrovial SA	31,950	366,677
International Consolidated Airlines Group SA London[a]	55,200	157,782

		1,255,885
SWEDEN — 4.47%
Alfa Laval AB	28,200	578,420
Assa Abloy AB Class B	26,775	838,516
Atlas Copco AB Class A	61,125	1,474,845
Atlas Copco AB Class B	20,850	448,087
Sandvik AB	90,300	1,299,653
Scania AB Class B	27,225	564,576
Securitas AB Class B	24,750	237,975
Skanska AB Class B	36,000	622,303
SKF AB Class B	34,350	836,056
Volvo AB Class A	29,175	423,202
Volvo AB Class B	120,675	1,753,196

		9,076,829
SWITZERLAND — 3.04%
ABB Ltd. Registered[a]	180,450	3,697,443
Adecco SA Registered[a]	11,175	584,807
Geberit AG Registered[a]	3,150	658,334
Kuehne & Nagel International AG Registered	3,750	506,583
SGS SA Registered	375	728,550

		6,175,717
UNITED KINGDOM — 4.92%
Aggreko PLC	20,255	728,155
BAE Systems PLC	243,450	1,166,528
Bunzl PLC	24,225	388,603
Capita PLC	42,900	502,081
Cobham PLC	80,400	294,300
Cookson Group PLC	23,475	259,175
Experian PLC	74,250	1,156,078
FirstGroup PLC	24,825	94,282
G4S PLC	102,525	446,380
Hays PLC	112,950	152,223
IMI PLC	26,475	411,372
Invensys PLC	66,900	212,710

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

Rentokil Initial PLC[a]	128,625	$175,403
Rolls-Royce Holdings PLC[a]	143,850	1,866,271
Serco Group PLC	34,575	299,689
Smiths Group PLC	30,000	504,250
Weir Group PLC (The)	16,725	471,383
Wolseley PLC	22,425	854,177

		9,983,060
UNITED STATES — 51.09%
3M Co.	53,550	4,777,195
Avery Dennison Corp.	8,550	257,612
Boeing Co. (The)	57,600	4,283,712
C.H. Robinson Worldwide Inc.	11,775	771,145
Caterpillar Inc.	50,250	5,352,630
Cintas Corp.	8,325	325,674
Cooper Industries PLC	12,525	800,974
CSX Corp.	79,950	1,720,524
Cummins Inc.	15,075	1,809,603
Danaher Corp.	44,325	2,482,200
Deere & Co.	31,350	2,536,215
Dover Corp.	14,700	925,218
Dun & Bradstreet Corp. (The)	3,450	292,319
Eaton Corp.	26,475	1,319,249
Emerson Electric Co.	57,000	2,974,260
Equifax Inc.	9,000	398,340
Expeditors International of Washington Inc.	15,975	742,997
Fastenal Co.	23,100	1,249,710
FedEx Corp.	23,775	2,186,349
Flowserve Corp.	4,500	519,795
Fluor Corp.	13,725	824,049
General Dynamics Corp.	27,375	2,008,777
General Electric Co.	814,350	16,344,004
Goodrich Corp.	9,750	1,223,040
Honeywell International Inc.	60,150	3,672,157
Illinois Tool Works Inc.	37,650	2,150,568
Ingersoll-Rand PLC	23,775	983,096
Iron Mountain Inc.	12,900	371,520
Jacobs Engineering Group Inc.[a]	10,575	469,213
Joy Global Inc.	8,700	639,450
L-3 Communications Holdings Inc.	7,650	541,391
Lockheed Martin Corp.	20,025	1,799,446
Masco Corp.	30,000	401,100

Security	Shares	Value

Norfolk Southern Corp.	24,675	$1,624,355
Northrop Grumman Corp.	19,275	1,177,317
PACCAR Inc.	28,500	1,334,655
Pall Corp.	9,300	554,559
Parker Hannifin Corp.	12,000	1,014,600
Pitney Bowes Inc.	14,775	259,745
Precision Castparts Corp.	11,175	1,932,157
Quanta Services Inc.[a,b]	17,100	357,390
R.R. Donnelley & Sons Co.[b]	14,550	180,275
Raytheon Co.	25,875	1,365,683
Republic Services Inc.	23,025	703,644
Robert Half International Inc.	11,850	359,055
Rockwell Automation Inc.	11,325	902,603
Rockwell Collins Inc.	11,775	677,769
Roper Industries Inc.	7,650	758,574
Ryder System Inc.	3,900	205,920
Snap-on Inc.	4,875	297,229
Southwest Airlines Co.	57,300	472,152
Stanley Black & Decker Inc.	13,275	1,021,644
Stericycle Inc.[a,b]	6,300	526,932
Textron Inc.	22,650	630,350
Tyco International Ltd.	35,625	2,001,412
Union Pacific Corp.	36,375	3,909,586
United Parcel Service Inc. Class B	72,450	5,848,164
United Technologies Corp.	69,975	5,803,726
W.W. Grainger Inc.	4,725	1,014,977
Waste Management Inc.	34,800	1,216,608
Xylem Inc.	13,425	372,544

		103,677,157

TOTAL COMMON STOCKS
(Cost: $204,850,648)		202,014,075

SHORT-TERM INVESTMENTS — 1.41%

MONEY MARKET FUNDS — 1.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	2,511,568	2,511,568
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	194,627	194,627

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	161,790	$161,790

		2,867,985

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,867,985)		2,867,985

TOTAL INVESTMENTS IN SECURITIES — 100.96%
(Cost: $207,718,633)		204,882,060
Other Assets, Less Liabilities — (0.96)%		(1,947,929)

NET ASSETS — 100.00%		$202,934,131

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 96.08%

AUSTRALIA — 11.78%
Alumina Ltd.	719,095	$920,008
Amcor Ltd.	351,858	2,711,933
BHP Billiton Ltd.	936,260	33,568,865
Fortescue Metals Group Ltd.	497,705	2,995,620
Iluka Resources Ltd.	121,680	2,242,507
Incitec Pivot Ltd.	475,059	1,550,232
Newcrest Mining Ltd.	222,573	6,843,448
Orica Ltd.	105,794	3,065,435
Rio Tinto Ltd.	126,919	8,598,902

		62,496,950
AUSTRIA — 0.21%
voestalpine AG	33,293	1,117,939

		1,117,939
BELGIUM — 0.75%
Solvay SA	17,238	2,037,790
Umicore	34,983	1,924,270

		3,962,060
BRAZIL — 0.40%
Companhia Siderurgica Nacional SA SP ADR	225,784	2,135,917

		2,135,917
CANADA — 11.90%
Agnico-Eagle Mines Ltd.	49,686	1,652,472
Agrium Inc.	45,968	3,959,563
Barrick Gold Corp.	292,032	12,666,554
Eldorado Gold Corp.	207,025	2,837,803
First Quantum Minerals Ltd.	138,749	2,640,458
Goldcorp Inc.	235,924	10,612,980
IAMGOLD Corp.	109,681	1,457,365
Inmet Mining Corp.	14,703	829,706
Kinross Gold Corp.	331,916	3,237,962
Potash Corp. of Saskatchewan Inc.	250,289	11,404,433
Silver Wheaton Corp.	103,090	3,412,094
Teck Resources Ltd. Class B	140,777	5,015,828
Yamana Gold Inc.	217,503	3,386,209

		63,113,427
CHILE — 0.46%
CAP SA	21,738	925,140

Security	Shares	Value

Empresas CMPC SA	347,971	$1,491,610

		2,416,750
DENMARK — 0.39%
Novozymes A/S Class B	70,304	2,044,983

		2,044,983
FINLAND — 0.64%
Stora Enso OYJ Class R	178,464	1,323,769
UPM-Kymmene OYJ	153,114	2,081,838

		3,405,607
FRANCE — 3.53%
ArcelorMittal	269,724	5,147,213
L’Air Liquide SA	82,641	11,000,898
Lafarge SA	54,249	2,585,229

		18,733,340
GERMANY — 7.76%
BASF SE	268,034	23,411,749
HeidelbergCement AG	40,898	2,471,842
K+S AG	55,939	2,922,025
Linde AG	49,855	8,933,029
Salzgitter AG	11,154	610,416
ThyssenKrupp AG	112,554	2,797,662

		41,146,723
IRELAND — 0.81%
CRH PLC	210,405	4,287,003

		4,287,003
JAPAN — 7.24%
Asahi Kasei Corp.	362,000	2,247,791
JFE Holdings Inc.	135,200	2,921,023
JSR Corp.	50,700	1,026,383
Kobe Steel Ltd.	679,000	1,105,608
Kuraray Co. Ltd.	101,400	1,442,851
Mitsubishi Chemical Holdings Corp.	338,000	1,815,371
Mitsubishi Materials Corp.	338,000	1,076,080
Mitsui Chemicals Inc.	277,000	844,851
Mitsui Mining & Smelting Co. Ltd.	169,000	478,486
Nippon Paper Group Inc.	33,800	707,666
Nippon Steel Corp.	1,521,000	4,195,480
Nitto Denko Corp.	50,700	2,054,614
Oji Paper Co. Ltd.	263,000	1,278,328
Shin-Etsu Chemical Co. Ltd.	108,200	6,284,659
Sumitomo Chemical Co. Ltd.	439,000	1,877,733

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

Sumitomo Metal Industries Ltd.	1,014,000	$2,057,695
Sumitomo Metal Mining Co. Ltd.	169,000	2,388,322
Teijin Ltd.	270,000	912,085
Toray Industries Inc.	431,000	3,215,675
Toyo Seikan Kaisha Ltd.	33,800	487,522

		38,418,223
MEXICO — 0.45%
Cemex SAB de CV CPO[a]	3,093,467	2,380,983

		2,380,983
NETHERLANDS — 1.33%
Akzo Nobel NV	68,107	4,015,204
Koninklijke DSM NV	52,897	3,056,166

		7,071,370
NORWAY — 0.75%
Norsk Hydro ASA	263,978	1,435,113
Yara International ASA	53,404	2,542,847

		3,977,960
PERU — 0.78%
Compania de Minas Buenaventura SA SP ADR	63,375	2,554,646
Southern Copper Corp.	49,363	1,565,301

		4,119,947
PORTUGAL — 0.06%
CIMPOR-Cimentos de Portugal SGPS SA	49,348	328,584

		328,584
SOUTH KOREA — 1.30%
POSCO	20,618	6,914,823

		6,914,823
SPAIN — 0.08%
Acerinox SA	32,110	412,087

		412,087
SWEDEN — 0.99%
Boliden AB	78,923	1,235,820
Holmen AB Class B	15,041	411,877
SSAB AB Class A	54,587	514,580
Svenska Cellulosa AB Class B	177,281	3,061,844

		5,224,121
SWITZERLAND — 3.39%
Clariant AG Registered[a]	77,402	1,067,023
Givaudan SA Registered[a]	2,366	2,277,391
Holcim Ltd. Registered[a]	78,078	5,088,006

Security	Shares	Value

Syngenta AG Registered[a]	27,716	$9,570,353

		18,002,773
TAIWAN — 2.75%
China Steel Corp.	3,380,000	3,452,777
Formosa Chemicals & Fibre Corp.	1,094,000	3,195,135
Formosa Plastics Corp.	1,352,000	3,980,715
Nan Ya Plastics Corp.	1,759,000	3,975,175

		14,603,802
UNITED KINGDOM — 14.12%
Anglo American PLC	385,320	14,387,628
Antofagasta PLC	113,399	2,087,232
BHP Billiton PLC	614,822	18,737,984
Johnson Matthey PLC	62,868	2,369,553
Lonmin PLC	44,954	734,054
Randgold Resources Ltd.	26,702	2,291,010
Rexam PLC	256,542	1,754,739
Rio Tinto PLC	413,374	22,759,743
Xstrata PLC	573,586	9,787,657

		74,909,600
UNITED STATES — 24.21%
Air Products and Chemicals Inc.	61,347	5,631,655
Airgas Inc.	19,942	1,774,240
Alcoa Inc.	309,608	3,102,272
Allegheny Technologies Inc.	31,096	1,280,222
Ball Corp.	45,630	1,956,614
Bemis Co. Inc.	29,913	965,891
CF Industries Holdings Inc.	19,097	3,488,067
Cliffs Natural Resources Inc.	41,405	2,867,710
Dow Chemical Co. (The)	345,605	11,971,757
E.I. du Pont de Nemours and Co.	272,428	14,411,441
Eastman Chemical Co.	40,053	2,070,340
Ecolab Inc.	84,838	5,236,201
FMC Corp.	20,449	2,164,731
Freeport-McMoRan Copper & Gold Inc.	276,315	10,511,023
International Flavors & Fragrances Inc.	23,491	1,376,573
International Paper Co.	127,595	4,478,585
MeadWestvaco Corp.	49,686	1,569,581
Monsanto Co.	156,325	12,468,482
Mosaic Co. (The)	86,866	4,802,821
Newmont Mining Corp.	144,664	7,416,923
Nucor Corp.	92,612	3,977,685
Owens-Illinois Inc.[a]	48,165	1,124,171

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

PPG Industries Inc.	44,278	$4,241,832
Praxair Inc.	87,035	9,977,692
Sealed Air Corp.	55,939	1,080,182
Sherwin-Williams Co. (The)	25,350	2,754,785
Sigma-Aldrich Corp.	35,152	2,568,205
Titanium Metals Corp.	23,829	323,121
United States Steel Corp.[b]	42,250	1,240,883
Vulcan Materials Co.	37,687	1,610,366

		128,444,051

TOTAL COMMON STOCKS (Cost: $559,961,609)		509,669,023

PREFERRED STOCKS — 3.46%

BRAZIL — 3.11%
Gerdau SA SP ADR	264,485	2,546,990
Vale SA Class A SP ADR	614,484	13,942,642

		16,489,632
CHILE — 0.35%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	31,265	1,834,318

		1,834,318

TOTAL PREFERRED STOCKS (Cost: $22,599,333)		18,323,950

SHORT-TERM INVESTMENTS — 0.31%

MONEY MARKET FUNDS — 0.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	1,154,793	1,154,793
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	89,487	89,487
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	412,022	412,022

		1,656,302

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,656,302)		1,656,302

Value

TOTAL INVESTMENTS IN SECURITIES — 99.85% (Cost: $584,217,244)	$529,649,275
Other Assets, Less Liabilities — 0.15%	822,211

NET ASSETS — 100.00%	$530,471,486

CPO — Certificates of Participation (Ordinary)

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.79%

AUSTRALIA — 0.15%
Computershare Ltd.	108,410	$1,010,766

		1,010,766
CANADA — 0.21%
Research In Motion Ltd.[a]	93,795	1,372,976

		1,372,976
FINLAND — 0.61%
Nokia OYJ	738,150	4,012,582

		4,012,582
FRANCE — 0.71%
Alcatel-Lucent[a,b]	446,405	1,013,584
Cap Gemini SA	31,450	1,405,558
Dassault Systemes SA	13,135	1,206,765
STMicroelectronics NV	122,655	1,002,906

		4,628,813
GERMANY — 2.17%
Infineon Technologies AG	204,980	2,092,602
SAP AG	173,900	12,125,664

		14,218,266
JAPAN — 7.12%
Advantest Corp.	37,000	586,281
Canon Inc.	222,000	10,547,664
FUJIFILM Holdings Corp.	92,500	2,181,694
Fujitsu Ltd.	370,000	1,960,265
Hirose Electric Co. Ltd.	4,200	443,502
Hitachi Ltd.	925,000	5,968,467
Hoya Corp.	74,000	1,671,620
Keyence Corp.	6,160	1,456,633
Konica Minolta Holdings Inc.	92,500	812,656
Kyocera Corp.	37,000	3,407,983
Murata Manufacturing Co. Ltd.	37,000	2,205,298
NEC Corp.[a]	495,000	1,040,586
Nintendo Co. Ltd.	20,300	3,071,086
NTT Data Corp.	185	653,946
Ricoh Co. Ltd.	185,000	1,809,648
Rohm Co. Ltd.	18,500	918,312
TDK Corp.	22,700	1,293,675
Tokyo Electron Ltd.	37,000	2,128,866
Toshiba Corp.	740,000	3,273,103

Security	Shares	Value

Yahoo! Japan Corp.	3,515	$1,143,833

		46,575,118
NETHERLANDS — 0.66%
ASML Holding NV	86,580	4,321,390

		4,321,390
SOUTH KOREA — 4.91%
Samsung Electronics Co. Ltd.	28,550	32,126,782

		32,126,782
SWEDEN — 0.92%
Telefonaktiebolaget LM Ericsson Class B	584,970	6,043,343

		6,043,343
TAIWAN — 4.31%
Hon Hai Precision Industry Co. Ltd.	1,772,392	6,875,905
HTC Corp.	185,000	3,742,059
MediaTek Inc.	188,000	1,799,454
Taiwan Semiconductor Manufacturing Co. Ltd.	5,047,600	14,519,685
United Microelectronics Corp.	2,499,350	1,223,656

		28,160,759
UNITED KINGDOM — 0.71%
ARM Holdings PLC	262,515	2,483,046
Logica PLC	320,420	509,903
Misys PLC[a]	69,190	395,763
Sage Group PLC (The)	256,225	1,224,876

		4,613,588
UNITED STATES — 77.31%
Accenture PLC Class A	125,245	8,078,302
Adobe Systems Inc.[a]	94,905	3,256,191
Advanced Micro Devices Inc.[a]	109,890	881,318
Akamai Technologies Inc.[a]	34,965	1,283,216
Altera Corp.	62,345	2,482,578
Amphenol Corp. Class A	30,155	1,802,364
Analog Devices Inc.	56,980	2,301,992
Apple Inc.[a]	180,005	107,907,597
Applied Materials Inc.	251,600	3,129,904
Autodesk Inc.[a]	44,030	1,863,350
Automatic Data Processing Inc.	94,165	5,196,966
BMC Software Inc.[a]	33,670	1,352,187
Broadcom Corp. Class Aa	90,835	3,569,815
CA Inc.	67,155	1,850,792
Cisco Systems Inc.	1,036,185	21,915,313

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

Citrix Systems Inc.[a]	36,630	$2,890,473
Cognizant Technology Solutions Corp. Class Aa	59,940	4,612,383
Computer Sciences Corp.	27,380	819,757
Corning Inc.	297,295	4,185,914
Dell Inc.[a]	298,775	4,959,665
eBay Inc.[a]	221,260	8,162,281
Electronic Arts Inc.[a]	63,270	1,042,690
EMC Corp.[a,b]	397,195	11,868,187
F5 Networks Inc.[a]	15,355	2,072,311
Fidelity National Information Services Inc.	51,615	1,709,489
First Solar Inc.[a,b]	9,805	245,615
Fiserv Inc.[a]	28,490	1,976,921
FLIR Systems Inc.	28,490	721,082
Google Inc. Class Aa	48,840	31,318,162
Harris Corp.	23,310	1,050,815
Hewlett-Packard Co.	382,950	9,125,698
Intel Corp.	971,620	27,312,238
International Business Machines Corp.	225,700	47,092,305
Intuit Inc.	58,275	3,504,076
Jabil Circuit Inc.	34,965	878,321
JDS Uniphase Corp.[a]	42,920	621,911
Juniper Networks Inc.[a]	101,195	2,315,342
KLA-Tencor Corp.	32,375	1,761,847
Lexmark International Inc. Class A	12,025	399,711
Linear Technology Corp.	43,105	1,452,639
LSI Corp.[a]	113,775	987,567
MasterCard Inc. Class A	20,726	8,716,112
Microchip Technology Inc.	38,665	1,438,338
Micron Technology Inc.[a]	184,075	1,491,007
Microsoft Corp.	1,437,820	46,369,695
Molex Inc.	25,160	707,499
Motorola Mobility Holdings Inc.[a]	51,060	2,003,594
Motorola Solutions Inc.	56,795	2,886,890
NetApp Inc.[a]	69,930	3,130,766
Novellus Systems Inc.[a]	13,875	692,501
NVIDIA Corp.[a]	113,405	1,745,303
Oracle Corp.	754,430	21,999,179
Paychex Inc.	62,900	1,949,271
QUALCOMM Inc.	324,675	22,084,393
Red Hat Inc.[a]	38,110	2,282,408
SAIC Inc.[a]	45,510	600,732
Salesforce.com Inc.[a,b]	25,900	4,001,809
SanDisk Corp.[a]	46,065	2,284,363

Security	Shares	Value

Symantec Corp.[a]	150,035	$2,805,654
TE Connectivity Ltd.	83,065	3,052,639
Teradata Corp.[a]	34,410	2,345,041
Teradyne Inc.[a]	35,150	593,684
Texas Instruments Inc.	223,850	7,523,598
Total System Services Inc.	29,415	678,604
VeriSign Inc.	33,855	1,298,001
Visa Inc. Class A	97,310	11,482,580
Western Digital Corp.[a]	43,845	1,814,745
Western Union Co.	120,805	2,126,168
Xerox Corp.	248,270	2,006,022
Xilinx Inc.	53,465	1,947,730
Yahoo! Inc.[a]	240,315	3,657,594

		505,675,205

TOTAL COMMON STOCKS (Cost: $567,552,968)		652,759,588

SHORT-TERM INVESTMENTS — 1.78%

MONEY MARKET FUNDS — 1.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	10,162,010	10,162,010
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	787,476	787,476
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	683,456	683,456

		11,632,942

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,632,942)		11,632,942

TOTAL INVESTMENTS IN SECURITIES — 101.57% (Cost: $579,185,910)		664,392,530
Other Assets, Less Liabilities — (1.57)%		(10,292,140)

NET ASSETS — 100.00%		$654,100,390

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.29%

AUSTRALIA — 3.87%
Telstra Corp. Ltd.	5,020,075	$17,109,791

		17,109,791
AUSTRIA — 0.34%
Telekom Austria AG	131,095	1,524,425

		1,524,425
BELGIUM — 0.46%
Belgacom SA	63,742	2,046,158

		2,046,158
CANADA — 6.05%
BCE Inc.	312,549	12,490,077
Rogers Communications Inc. Class B	173,606	6,878,581
TELUS Corp.	127,395	7,377,680

		26,746,338
CHINA — 5.08%
China Mobile Ltd.	2,041,000	22,463,092

		22,463,092
FRANCE — 4.69%
France Telecom SA	779,348	11,525,408
Vivendi SA	502,714	9,211,827

		20,737,235
GERMANY — 3.22%
Deutsche Telekom AG Registered	1,184,879	14,243,731

		14,243,731
ITALY — 1.06%
Telecom Italia SpA	3,939,758	4,677,321

		4,677,321
JAPAN — 7.69%
Nippon Telegraph and Telephone Corp.	314,000	14,327,359
NTT DoCoMo Inc.	5,652	9,436,598
SoftBank Corp.[a]	345,400	10,270,293

		34,034,250
MEXICO — 4.90%
America Movil SAB de CV Series L	17,436,280	21,682,209

		21,682,209
NETHERLANDS — 1.48%
Koninklijke KPN NV	595,344	6,539,175

		6,539,175

Security	Shares	Value

NORWAY — 1.24%
Telenor ASA	297,515	$5,507,943

		5,507,943
PORTUGAL — 0.43%
Portugal Telecom SGPS SA Registered	349,953	1,900,946

		1,900,946
SINGAPORE — 1.71%
Singapore Telecommunications Ltd.	3,023,550	7,574,806

		7,574,806
SPAIN — 5.85%
Telefonica SA	1,580,990	25,864,889

		25,864,889
SWEDEN — 2.71%
Millicom International Cellular SA SDR	29,359	3,318,476
Tele2 AB Class B	127,484	2,593,735
TeliaSonera AB	871,036	6,056,893

		11,969,104
SWITZERLAND — 0.77%
Swisscom AG Registered	8,478	3,422,716

		3,422,716
TAIWAN — 0.99%
Chunghwa Telecom Co. Ltd. SP ADR[b]	141,843	4,363,091

		4,363,091
UNITED KINGDOM — 14.95%
BT Group PLC	3,140,942	11,361,751
Cable & Wireless Communications PLC	1,131,185	583,594
Vodafone Group PLC	19,689,056	54,171,014

		66,116,359
UNITED STATES — 31.80%
AT&T Inc.	2,328,624	72,722,927
CenturyLink Inc.	256,355	9,908,121
Crown Castle International Corp.[a]	105,804	5,643,585
Frontier Communications Corp.	476,094	1,985,312
MetroPCS Communications Inc.[a]	135,876	1,225,602
Sprint Nextel Corp.[a,b]	1,241,843	3,539,254
Verizon Communications Inc.	1,110,618	42,458,925
Windstream Corp.	272,456	3,190,460

		140,674,186

TOTAL COMMON STOCKS (Cost: $484,073,721)		439,197,765

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

PREFERRED STOCKS — 0.35%

BRAZIL — 0.35%
Tele Norte Leste Participacoes SA SP ADR	137,724	$1,563,168

		1,563,168

TOTAL PREFERRED STOCKS (Cost: $1,887,288)		1,563,168

SHORT-TERM INVESTMENTS — 1.38%

MONEY MARKET FUNDS — 1.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	5,008,676	5,008,676
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	388,133	388,133
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	699,186	699,186

		6,095,995

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,095,995)		6,095,995

TOTAL INVESTMENTS IN SECURITIES — 101.02% (Cost: $492,057,004)		446,856,928
Other Assets, Less Liabilities — (1.02)%		(4,516,446)

NET ASSETS — 100.00%		$442,340,482

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.27%

AUSTRALIA — 0.78%
AGL Energy Ltd.	140,610	$2,148,557

		2,148,557
BRAZIL — 0.67%
Centrais Eletricas Brasileiras SA SP ADR	90,687	848,831
CPFL Energia SA SP ADR[a]	32,637	987,269

		1,836,100
CANADA — 1.14%
Fortis Inc.	57,405	1,853,479
TransAlta Corp.	68,241	1,276,809

		3,130,288
CHILE — 1.23%
Empresa Nacional de Electricidad SA SP ADR	33,414	1,803,688
Enersis SA SP ADR	78,045	1,575,728

		3,379,416
FINLAND — 1.18%
Fortum OYJ[b]	133,128	3,226,615

		3,226,615
FRANCE — 6.31%
Electricite de France	87,591	1,995,795
GDF Suez	438,858	11,320,353
Suez Environnement SA	89,655	1,373,026
Veolia Environnement	159,186	2,636,070

		17,325,244
GERMANY — 7.70%
E.ON AG	609,912	14,587,466
RWE AG	137,514	6,556,875

		21,144,341
HONG KONG — 4.13%
CLP Holdings Ltd.[a]	591,500	5,104,392
Hong Kong and China Gas Co. Ltd. (The)[a]	1,419,885	3,639,324
Power Assets Holdings Ltd.	354,000	2,598,918

		11,342,634
ITALY — 4.12%
Enel SpA	1,970,217	7,115,576

Security	Shares	Value

Snam SpA	546,702	$2,625,323
Terna SpA	390,354	1,566,781

		11,307,680
JAPAN — 5.53%
Chubu Electric Power Co. Inc.	193,500	3,512,838
Kansai Electric Power Co. Inc. (The)	219,300	3,416,278
Kyushu Electric Power Co. Inc.	129,000	1,848,120
Osaka Gas Co. Ltd.	548,000	2,210,778
Tokyo Electric Power Co. Inc. (The)[b]	451,500	1,141,163
Tokyo Gas Co. Ltd.	645,000	3,056,686

		15,185,863
PORTUGAL — 0.85%
Energias de Portugal SA	801,219	2,327,090

		2,327,090
SOUTH KOREA — 0.55%
Korea Electric Power Corp. SP ADR[b]	154,350	1,501,825

		1,501,825
SPAIN — 4.43%
Acciona SA	7,869	548,688
Enagas SA	58,308	1,120,471
Gas Natural SDG SA	100,233	1,599,094
Iberdrola SA	1,283,163	7,274,310
Red Electrica Corporacion SAa	32,895	1,607,252

		12,149,815
UNITED KINGDOM — 11.94%
Centrica PLC	1,577,025	7,972,306
Drax Group PLC	110,811	964,028
International Power PLC	464,013	3,002,577
National Grid PLC	1,085,922	10,939,378
Severn Trent PLC	72,756	1,794,837
SSE PLC	286,767	6,089,240
United Utilities Group PLC	208,335	2,002,197

		32,764,563
UNITED STATES — 47.71%
AES Corp. (The)[b]	197,112	2,576,254
AGL Resources Inc.	35,604	1,396,389
Ameren Corp.	73,659	2,399,810
American Electric Power Co. Inc.	147,189	5,678,552
CenterPoint Energy Inc.	129,645	2,556,599
CMS Energy Corp.	77,916	1,714,152
Consolidated Edison Inc.	89,526	5,230,109

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

March 31, 2012

Security	Shares	Value

Dominion Resources Inc.	174,150	$8,918,221
DTE Energy Co.	51,471	2,832,449
Duke Energy Corp.	408,414	8,580,778
Edison International	99,072	4,211,551
Entergy Corp.	53,664	3,606,221
Exelon Corp.	259,677	10,181,935
FirstEnergy Corp.	127,323	5,804,655
Integrys Energy Group Inc.	23,736	1,257,771
NextEra Energy Inc.	128,613	7,855,682
NiSource Inc.	85,656	2,085,724
Northeast Utilities	53,922	2,001,585
NRG Energy Inc.[b]	70,434	1,103,701
ONEOK Inc.	31,734	2,591,398
Pepco Holdings Inc.	68,886	1,301,256
PG&E Corp.	125,904	5,465,493
Pinnacle West Capital Corp.	33,282	1,594,208
PPL Corp.	176,859	4,998,035
Progress Energy Inc.	90,171	4,788,982
Public Service Enterprise Group Inc.	153,897	4,710,787
SCANA Corp.	35,475	1,618,015
Sempra Energy	73,143	4,385,654
Southern Co. (The)	265,095	11,910,718
TECO Energy Inc.	66,048	1,159,143
Wisconsin Energy Corp.	70,305	2,473,330
Xcel Energy Inc.	148,995	3,943,898

		130,933,055

TOTAL COMMON STOCKS
(Cost: $324,098,829)		269,703,086

PREFERRED STOCKS — 1.28%

BRAZIL — 1.28%
Companhia Energetica de Minas Gerais SP ADR	116,874	2,779,264
Companhia Paranaense de Energia Class B SP ADR	31,089	730,902

		3,510,166

TOTAL PREFERRED STOCKS
(Cost: $2,519,742)		3,510,166

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.36%

MONEY MARKET FUNDS — 1.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	3,372,223	$3,372,223
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	261,320	261,320
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	107,134	107,134

		3,740,677

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,740,677)		3,740,677

TOTAL INVESTMENTS IN SECURITIES — 100.91%
(Cost: $330,359,248)		276,953,929
Other Assets, Less Liabilities — (0.91)%		(2,509,335)

NET ASSETS — 100.00%		$274,444,594

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	63

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2012

	iShares S&P Global Consumer Discretionary Sector Index Fund	iShares S&P Global Consumer Staples Sector Index Fund	iShares S&P Global Energy Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$141,075,356	$393,103,905	$1,231,621,741
Affiliated (Note 2)	2,462,750	2,787,913	9,523,563

Total cost of investments	$143,538,106	$395,891,818	$1,241,145,304

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$167,216,310	$446,760,392	$1,251,887,348
Affiliated (Note 2)	2,462,750	2,787,913	9,523,563

Total fair value of investments	169,679,060	449,548,305	1,261,410,911
Foreign currencies, at value[b]	78,434	480,449	2,186,881
Cash	—	—	2,839
Receivables:
Dividends and interest	319,453	2,565,010	1,218,516

Total Assets	170,076,947	452,593,764	1,264,819,147

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	2,366,656	2,316,021	8,588,855
Investment advisory fees (Note 2)	65,397	182,751	516,785

Total Liabilities	2,432,053	2,498,772	9,105,640

NET ASSETS	$167,644,894	$450,094,992	$1,255,713,507

Net assets consist of:
Paid-in capital	$147,025,153	$399,182,761	$1,278,800,714
Undistributed net investment income	316,511	2,900,772	6,882,462
Accumulated net realized loss	(5,838,852)	(5,691,019)	(50,237,344)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	26,142,082	53,702,478	20,267,675

NET ASSETS	$167,644,894	$450,094,992	$1,255,713,507

Shares outstanding[c]	2,850,000	6,350,000	31,650,000

Net asset value per share	$58.82	$70.88	$39.67

[a]	Securities on loan with values of $2,304,731, $2,246,858 and $8,494,265, respectively. See Note 5.
[b]	Cost of foreign currencies: $78,455, $478,235 and $2,175,303, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2012

	iShares S&P Global Financials Sector Index Fund	iShares S&P Global Healthcare Sector Index Fund	iShares S&P Global Industrials Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$253,366,559	$523,898,680	$204,850,648
Affiliated (Note 2)	4,882,289	8,336,803	2,867,985

Total cost of investments	$258,248,848	$532,235,483	$207,718,633

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$181,520,939	$528,880,089	$202,014,075
Affiliated (Note 2)	4,824,360	8,336,803	2,867,985

Total fair value of investments	186,345,299	537,216,892	204,882,060
Foreign currencies, at value[b]	226,469	435,387	188,403
Cash	20,017	—	—
Receivables:
Due from custodian (Note 4)	49,555	—	—
Dividends and interest	779,050	2,762,976	651,854
Capital shares sold	182,806	—	—

Total Assets	187,603,196	540,415,255	205,722,317

LIABILITIES
Payables:
Investment securities purchased	333,314	—	—
Collateral for securities on loan (Note 5)	2,526,363	8,027,296	2,706,195
Capital shares redeemed	—	83,712	—
Investment advisory fees (Note 2)	69,869	217,424	81,991

Total Liabilities	2,929,546	8,328,432	2,788,186

NET ASSETS	$184,673,650	$532,086,823	$202,934,131

Net assets consist of:
Paid-in capital	$338,661,348	$554,548,937	$222,246,745
Undistributed net investment income	893,354	5,061,548	924,021
Accumulated net realized loss	(82,984,461)	(32,602,131)	(17,405,403)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(71,896,591)	5,078,469	(2,831,232)

NET ASSETS	$184,673,650	$532,086,823	$202,934,131

Shares outstanding[c]	4,350,000	8,850,000	3,750,000

Net asset value per share	$42.45	$60.12	$54.12

[a]	Securities on loan with values of $2,451,847, $7,897,089 and $2,599,492, respectively. See Note 5.
[b]	Cost of foreign currencies: $225,745, $436,365 and $186,878, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2012

	iShares S&P Global Materials Sector Index Fund	iShares S&P Global Technology Sector Index Fund	iShares S&P Global Telecommunications Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$582,560,942	$567,552,968	$485,961,009
Affiliated (Note 2)	1,656,302	11,632,942	6,095,995

Total cost of investments	$584,217,244	$579,185,910	$492,057,004

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$527,992,973	$652,759,588	$440,760,933
Affiliated (Note 2)	1,656,302	11,632,942	6,095,995

Total fair value of investments	529,649,275	664,392,530	446,856,928
Foreign currencies, at value[b]	922,080	394,515	903,054
Receivables:
Investment securities sold	28,573	—	889,882
Due from custodian (Note 4)	—	—	2,349,587
Dividends and interest	1,863,847	522,334	818,917
Capital shares sold	—	—	113,573

Total Assets	532,463,775	665,309,379	451,931,941

LIABILITIES
Payables:
Investment securities purchased	432,141	—	4,021,520
Collateral for securities on loan (Note 5)	1,244,280	10,949,486	5,396,809
Capital shares redeemed	65,914	—	—
Securities related to in-kind transactions (Note 4)	28,573	—	—
Investment advisory fees (Note 2)	221,381	259,503	173,130

Total Liabilities	1,992,289	11,208,989	9,591,459

NET ASSETS	$530,471,486	$654,100,390	$442,340,482

Net assets consist of:
Paid-in capital	$645,036,212	$604,337,329	$523,749,912
Undistributed net investment income	2,718,304	614,763	2,583,135
Accumulated net realized loss	(62,729,240)	(36,062,497)	(38,794,235)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(54,553,790)	85,210,795	(45,198,330)

NET ASSETS	$530,471,486	$654,100,390	$442,340,482

Shares outstanding[c]	8,450,000	9,250,000	7,850,000

Net asset value per share	$62.78	$70.71	$56.35

[a]	Securities on loan with values of $1,218,150, $10,708,522 and $5,027,624, respectively. See Note 5.
[b]	Cost of foreign currencies: $916,352, $394,339 and $904,865, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2012

iShares S&P Global Utilities Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$326,618,571
Affiliated (Note 2)	3,740,677

Total cost of investments	$330,359,248

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$273,213,252
Affiliated (Note 2)	3,740,677

Total fair value of investments	276,953,929
Foreign currencies, at value[b]	328,943
Receivables:
Due from custodian (Note 4)	135,178
Dividends and interest	808,443
Capital shares sold	91,954

Total Assets	278,318,447

LIABILITIES
Payables:
Investment securities purchased	135,178
Collateral for securities on loan (Note 5)	3,633,543
Investment advisory fees (Note 2)	105,132

Total Liabilities	3,873,853

NET ASSETS	$274,444,594

Net assets consist of:
Paid-in capital	$356,267,385
Undistributed net investment income	1,808,329
Accumulated net realized loss	(30,229,822)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(53,401,298)

NET ASSETS	$274,444,594

Shares outstanding[c]	6,450,000

Net asset value per share	$42.55

[a]	Securities on loan with a value of $3,498,142. See Note 5.
[b]	Cost of foreign currencies: $324,804.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2012

	iShares S&P Global Consumer Discretionary Sector Index Fund	iShares S&P Global Consumer Staples Sector Index Fund	iShares S&P Global Energy Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,838,049	$12,088,111	$33,305,366
Interest — affiliated (Note 2)	51	185	488
Securities lending income — affiliated (Note 2)	31,608	59,706	34,355

Total investment income	2,869,708	12,148,002	33,340,209

EXPENSES
Investment advisory fees (Note 2)	656,934	1,941,835	5,776,872

Total expenses	656,934	1,941,835	5,776,872

Net investment income	2,212,774	10,206,167	27,563,337

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,489,583)	(1,469,986)	(6,450,229)
In-kind redemptions — unaffiliated	14,467,502	11,717,677	77,293,938
Foreign currency transactions	(7,070)	(40,938)	(118,733)

Net realized gain	11,970,849	10,206,753	70,724,976

Net change in unrealized appreciation/depreciation on:
Investments	(4,742,469)	36,763,020	(238,688,521)
Translation of assets and liabilities in foreign currencies	(332)	14,490	(3,205)

Net change in unrealized appreciation/depreciation	(4,742,801)	36,777,510	(238,691,726)

Net realized and unrealized gain (loss)	7,228,048	46,984,263	(167,966,750)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,440,822	$57,190,430	$(140,403,413)

[a]	Net of foreign withholding tax of $173,018, $435,917 and $2,316,873, respectively.

See notes to financial statements.

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2012

	iShares S&P Global Financials Sector Index Fund	iShares S&P Global Healthcare Sector Index Fund	iShares S&P Global Industrials Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,510,877	$14,515,442	$5,490,900
Dividends — affiliated (Note 2)	57,769	—	—
Interest — affiliated (Note 2)	66	256	79
Securities lending income — affiliated (Note 2)	40,995	18,572	59,847

Total investment income	6,609,707	14,534,270	5,550,826

EXPENSES
Investment advisory fees (Note 2)	962,296	2,525,276	970,829

Total expenses	962,296	2,525,276	970,829

Net investment income	5,647,411	12,008,994	4,579,997

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(14,723,055)	(5,565,644)	(4,509,852)
Investments — affiliated (Note 2)	(24,369)	—	—
In-kind redemptions — unaffiliated	(2,646,267)	9,169,081	11,013,715
In-kind redemptions — affiliated (Note 2)	(49,879)	—	—
Foreign currency transactions	27,872	(60,641)	(39,243)

Net realized gain (loss)	(17,415,698)	3,542,796	6,464,620

Net change in unrealized appreciation/depreciation on:
Investments	(21,807,384)	46,561,822	(29,149,183)
Translation of assets and liabilities in foreign currencies	(5,820)	23,601	4,099

Net change in unrealized appreciation/depreciation	(21,813,204)	46,585,423	(29,145,084)

Net realized and unrealized gain (loss)	(39,228,902)	50,128,219	(22,680,464)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(33,581,491)	$62,137,213	$(18,100,467)

[a]	Net of foreign withholding tax of $407,980, $876,393 and $307,939, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2012

	iShares S&P Global Materials Sector Index Fund	iShares S&P Global Technology Sector Index Fund	iShares S&P Global Telecommunications Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$14,858,561	$7,460,201	$24,042,493
Interest — affiliated (Note 2)	188	206	293
Securities lending income — affiliated (Note 2)	72,391	61,614	20,915

	14,931,140	7,522,021	24,063,701
Less: Other foreign taxes (Note 1)	(29,656)	(13,522)	—

Total investment income	14,901,484	7,508,499	24,063,701

EXPENSES
Investment advisory fees (Note 2)	3,011,045	2,615,644	2,018,652

Total expenses	3,011,045	2,615,644	2,018,652

Net investment income	11,890,439	4,892,855	22,045,049

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(25,606,123)	(11,309,224)	(21,182,219)
In-kind redemptions — unaffiliated	45,747,359	19,337,435	6,382,641
Foreign currency transactions	(94,314)	24,479	(63,212)

Net realized gain (loss)	20,046,922	8,052,690	(14,862,790)

Net change in unrealized appreciation/depreciation on:
Investments	(145,880,063)	57,465,929	(22,691,227)
Translation of assets and liabilities in foreign currencies	(19,804)	(23,054)	(4,182)

Net change in unrealized appreciation/depreciation	(145,899,867)	57,442,875	(22,695,409)

Net realized and unrealized gain (loss)	(125,852,945)	65,495,565	(37,558,199)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(113,962,506)	$70,388,420	$(15,513,150)

[a]	Net of foreign withholding tax of $1,037,345, $419,976 and $1,536,420, respectively.

See notes to financial statements.

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2012

iShares S&P Global Utilities Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$11,955,472
Interest — affiliated (Note 2)	154
Securities lending income — affiliated (Note 2)	10,046

Total investment income	11,965,672

EXPENSES
Investment advisory fees (Note 2)	1,181,989

Total expenses	1,181,989

Net investment income	10,783,683

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,951,838)
In-kind redemptions — unaffiliated	617,240
Foreign currency transactions	(38,960)

Net realized loss	(7,373,558)

Net change in unrealized appreciation/depreciation on:
Investments	(10,094,138)
Translation of assets and liabilities in foreign currencies	4,472

Net change in unrealized appreciation/depreciation	(10,089,666)

Net realized and unrealized loss	(17,463,224)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,679,541)

[a]	Net of foreign withholding tax of $774,579.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global Consumer Discretionary Sector Index Fund		iShares S&P Global Consumer Staples Sector Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,212,774	$1,395,004	$10,206,167	$7,861,442
Net realized gain	11,970,849	1,568,083	10,206,753	12,618,614
Net change in unrealized appreciation/depreciation	(4,742,801)	14,993,871	36,777,510	7,510,234

Net increase in net assets resulting from operations	9,440,822	17,956,958	57,190,430	27,990,290

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,152,600)	(1,282,565)	(9,383,638)	(7,774,887)

Total distributions to shareholders	(2,152,600)	(1,282,565)	(9,383,638)	(7,774,887)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	64,423,876	30,848,430	139,658,663	29,515,984
Cost of shares redeemed	(40,446,557)	(4,667,326)	(50,419,394)	(80,298,858)

Net increase (decrease) in net assets from capital share transactions	23,977,319	26,181,104	89,239,269	(50,782,874)

INCREASE (DECREASE) IN NET ASSETS	31,265,541	42,855,497	137,046,061	(30,567,471)

NET ASSETS
Beginning of year	136,379,353	93,523,856	313,048,931	343,616,402

End of year	$167,644,894	$136,379,353	$450,094,992	$313,048,931

Undistributed net investment income included in net assets at end of year	$316,511	$236,486	$2,900,772	$2,119,181

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	600,000	2,150,000	500,000
Shares redeemed	(800,000)	(100,000)	(750,000)	(1,400,000)

Net increase (decrease) in shares outstanding	350,000	500,000	1,400,000	(900,000)

See notes to financial statements.

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Energy Sector Index Fund		iShares S&P Global Financials Sector Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$27,563,337	$23,629,373	$5,647,411	$5,814,998
Net realized gain (loss)	70,724,976	37,036,745	(17,415,698)	(9,876,642)
Net change in unrealized appreciation/depreciation	(238,691,726)	284,269,607	(21,813,204)	11,754,418

Net increase (decrease) in net assets resulting from operations	(140,403,413)	344,935,725	(33,581,491)	7,692,774

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,853,218)	(22,832,560)	(6,001,310)	(5,715,184)

Total distributions to shareholders	(25,853,218)	(22,832,560)	(6,001,310)	(5,715,184)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	280,122,876	299,220,744	50,418,216	46,576,947
Cost of shares redeemed	(372,333,131)	(185,267,874)	(122,469,552)	(73,612,392)

Net increase (decrease) in net assets from capital share transactions	(92,210,255)	113,952,870	(72,051,336)	(27,035,445)

INCREASE (DECREASE) IN NET ASSETS	(258,466,886)	436,056,035	(111,634,137)	(25,057,855)

NET ASSETS
Beginning of year	1,514,180,393	1,078,124,358	296,307,787	321,365,642

End of year	$1,255,713,507	$1,514,180,393	$184,673,650	$296,307,787

Undistributed net investment income included in net assets at end of year	$6,882,462	$5,291,076	$893,354	$910,231

SHARES ISSUED AND REDEEMED
Shares sold	7,200,000	8,250,000	1,250,000	1,100,000
Shares redeemed	(9,750,000)	(4,650,000)	(3,050,000)	(1,750,000)

Net increase (decrease) in shares outstanding	(2,550,000)	3,600,000	(1,800,000)	(650,000)

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Healthcare Sector Index Fund		iShares S&P Global Industrials Sector Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,008,994	$10,954,554	$4,579,997	$3,394,864
Net realized gain (loss)	3,542,796	(1,592,584)	6,464,620	11,819
Net change in unrealized appreciation/depreciation	46,585,423	8,259,153	(29,145,084)	32,647,685

Net increase (decrease) in net assets resulting from operations	62,137,213	17,621,123	(18,100,467)	36,054,368

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,504,250)	(11,113,537)	(4,685,300)	(3,139,316)

Total distributions to shareholders	(11,504,250)	(11,113,537)	(4,685,300)	(3,139,316)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	80,100,763	2,635,853	49,624,924	35,063,265
Cost of shares redeemed	(78,270,036)	(119,811,694)	(63,022,312)	(20,159,894)

Net increase (decrease) in net assets from capital share transactions	1,830,727	(117,175,841)	(13,397,388)	14,903,371

INCREASE (DECREASE) IN NET ASSETS	52,463,690	(110,668,255)	(36,183,155)	47,818,423

NET ASSETS
Beginning of year	479,623,133	590,291,388	239,117,286	191,298,863

End of year	$532,086,823	$479,623,133	$202,934,131	$239,117,286

Undistributed net investment income included in net assets at end of year	$5,061,548	$4,587,341	$924,021	$1,019,621

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	50,000	900,000	650,000
Shares redeemed	(1,400,000)	(2,450,000)	(1,300,000)	(450,000)

Net increase (decrease) in shares outstanding	—	(2,400,000)	(400,000)	200,000

See notes to financial statements.

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Materials Sector Index Fund		iShares S&P Global Technology Sector Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$11,890,439	$14,202,831	$4,892,855	$4,067,560
Net realized gain	20,046,922	75,392,339	8,052,690	7,516,978
Net change in unrealized appreciation/depreciation	(145,899,867)	44,462,121	57,442,875	34,712,945

Net increase (decrease) in net assets resulting from operations	(113,962,506)	134,057,291	70,388,420	46,297,483

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(12,245,882)	(14,020,688)	(5,060,089)	(3,902,526)

Total distributions to shareholders	(12,245,882)	(14,020,688)	(5,060,089)	(3,902,526)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	51,721,593	135,129,684	86,609,400	84,983,934
Cost of shares redeemed	(227,908,034)	(334,166,264)	(107,212,073)	(47,210,897)

Net increase (decrease) in net assets from capital share transactions	(176,186,441)	(199,036,580)	(20,602,673)	37,773,037

INCREASE (DECREASE) IN NET ASSETS	(302,394,829)	(78,999,977)	44,725,658	80,167,994

NET ASSETS
Beginning of year	832,866,315	911,866,292	609,374,732	529,206,738

End of year	$530,471,486	$832,866,315	$654,100,390	$609,374,732

Undistributed net investment income included in net assets at end of year	$2,718,304	$3,168,061	$614,763	$757,518

SHARES ISSUED AND REDEEMED
Shares sold	800,000	1,950,000	1,350,000	1,450,000
Shares redeemed	(3,550,000)	(5,100,000)	(1,850,000)	(850,000)

Net increase (decrease) in shares outstanding	(2,750,000)	(3,150,000)	(500,000)	600,000

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Telecommunications Sector Index Fund		iShares S&P Global Utilities Sector Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,045,049	$15,790,591	$10,783,683	$9,512,960
Net realized loss	(14,862,790)	(5,044,671)	(7,373,558)	(14,099,646)
Net change in unrealized appreciation/depreciation	(22,695,409)	59,008,507	(10,089,666)	11,918,165

Net increase (decrease) in net assets resulting from operations	(15,513,150)	69,754,427	(6,679,541)	7,331,479

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(21,956,466)	(15,108,449)	(10,948,897)	(9,540,113)

Total distributions to shareholders	(21,956,466)	(15,108,449)	(10,948,897)	(9,540,113)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	93,931,305	117,372,642	48,402,213	46,777,135
Cost of shares redeemed	(42,271,703)	(37,720,537)	(10,402,465)	(45,047,689)

Net increase in net assets from capital share transactions	51,659,602	79,652,105	37,999,748	1,729,446

INCREASE (DECREASE) IN NET ASSETS	14,189,986	134,298,083	20,371,310	(479,188)

NET ASSETS
Beginning of year	428,150,496	293,852,413	254,073,284	254,552,472

End of year	$442,340,482	$428,150,496	$274,444,594	$254,073,284

Undistributed net investment income included in net assets at end of year	$2,583,135	$2,557,764	$1,808,329	$2,012,503

SHARES ISSUED AND REDEEMED
Shares sold	1,650,000	2,100,000	1,150,000	1,050,000
Shares redeemed	(750,000)	(700,000)	(250,000)	(1,050,000)

Net increase in shares outstanding	900,000	1,400,000	900,000	—

See notes to financial statements.

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Discretionary Sector Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$54.55	$46.76	$29.26	$50.02	$58.91

Income from investment operations:
Net investment income[a]	0.86	0.63	0.54	0.79	0.87
Net realized and unrealized gain (loss)[b]	4.29	7.73	17.53	(20.47)	(8.91)

Total from investment operations	5.15	8.36	18.07	(19.68)	(8.04)

Less distributions from:
Net investment income	(0.88)	(0.57)	(0.57)	(1.08)	(0.85)

Total distributions	(0.88)	(0.57)	(0.57)	(1.08)	(0.85)

Net asset value, end of year	$58.82	$54.55	$46.76	$29.26	$50.02

Total return	9.68%	18.02%	62.24%	(39.94)%	(13.77)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$167,645	$136,379	$93,524	$55,598	$30,013
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.62%	1.28%	1.35%	2.19%	1.52%
Portfolio turnover rate[c]	9%	4%	8%	7%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Staples Sector Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$63.24	$58.74	$41.79	$60.58	$55.60

Income from investment operations:
Net investment income[a]	1.66	1.48	1.35	1.27	1.12
Net realized and unrealized gain (loss)[b]	7.54	4.47	16.85	(18.89)	4.22

Total from investment operations	9.20	5.95	18.20	(17.62)	5.34

Less distributions from:
Net investment income	(1.56)	(1.45)	(1.25)	(1.17)	(0.36)

Total distributions	(1.56)	(1.45)	(1.25)	(1.17)	(0.36)

Net asset value, end of year	$70.88	$63.24	$58.74	$41.79	$60.58

Total return	14.77%	10.37%	44.05%	(29.44)%	9.59%

Ratios/Supplemental data:
Net assets, end of year (000s)	$450,095	$313,049	$343,616	$248,656	$308,953
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.52%	2.50%	2.59%	2.47%	1.89%
Portfolio turnover rate[c]	4%	4%	6%	10%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]
Net asset value, beginning of year	$44.27	$35.23	$26.59	$43.24	$37.09

Income from investment operations:
Net investment income[b]	0.91	0.72	0.85	0.84	1.02
Net realized and unrealized gain (loss)[c]	(4.63)	9.04	8.54	(16.70)	6.06

Total from investment operations	(3.72)	9.76	9.39	(15.86)	7.08

Less distributions from:
Net investment income	(0.88)	(0.72)	(0.75)	(0.79)	(0.93)

Total distributions	(0.88)	(0.72)	(0.75)	(0.79)	(0.93)

Net asset value, end of year	$39.67	$44.27	$35.23	$26.59	$43.24

Total return	(8.30)%	28.27%	35.56%	(37.15)%	18.87%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,255,714	$1,514,180	$1,078,124	$474,549	$933,902
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.29%	2.00%	2.55%	2.22%	2.34%
Portfolio turnover rate[d]	3%	5%	5%	8%	6%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$48.18	$47.26	$26.89	$70.00	$89.23

Income from investment operations:
Net investment income[a]	1.17	0.92	0.79	1.84	2.43
Net realized and unrealized gain (loss)[b]	(5.69)	0.97	20.41	(42.94)	(18.88)

Total from investment operations	(4.52)	1.89	21.20	(41.10)	(16.45)

Less distributions from:
Net investment income	(1.21)	(0.97)	(0.83)	(2.01)	(2.78)

Total distributions	(1.21)	(0.97)	(0.83)	(2.01)	(2.78)

Net asset value, end of year	$42.45	$48.18	$47.26	$26.89	$70.00

Total return	(9.22)%	4.24%	79.47%	(59.97)%	(18.81)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$184,674	$296,308	$321,366	$133,105	$238,009
Ratio of expenses to average net assets[c]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.82%	2.04%	1.85%	3.88%	2.85%
Portfolio turnover rate[d]	6%	7%	11%	11%	9%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$54.19	$52.47	$39.99	$52.71	$57.59

Income from investment operations:
Net investment income[a]	1.28	1.13	1.02	0.98	0.96
Net realized and unrealized gain (loss)[b]	5.87	1.73	12.48	(12.68)	(4.84)

Total from investment operations	7.15	2.86	13.50	(11.70)	(3.88)

Less distributions from:
Net investment income	(1.22)	(1.14)	(1.02)	(1.02)	(1.00)

Total distributions	(1.22)	(1.14)	(1.02)	(1.02)	(1.00)

Net asset value, end of year	$60.12	$54.19	$52.47	$39.99	$52.71

Total return	13.36%	5.70%	34.21%	(22.52)%	(6.91)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$532,087	$479,623	$590,291	$451,867	$622,035
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.28%	2.25%	2.15%	2.06%	1.64%
Portfolio turnover rate[c]	6%	6%	5%	8%	4%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Industrials Sector Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$57.62	$48.43	$29.41	$59.63	$58.25

Income from investment operations:
Net investment income[a]	1.18	0.87	0.77	1.14	0.99
Net realized and unrealized gain (loss)[b]	(3.54)	9.12	19.04	(30.06)	0.77

Total from investment operations	(2.36)	9.99	19.81	(28.92)	1.76

Less distributions from:
Net investment income	(1.14)	(0.80)	(0.79)	(1.30)	(0.38)

Total distributions	(1.14)	(0.80)	(0.79)	(1.30)	(0.38)

Net asset value, end of year	$54.12	$57.62	$48.43	$29.41	$59.63

Total return	(3.96)%	20.92%	68.18%	(49.24)%	2.99%

Ratios/Supplemental data:
Net assets, end of year (000s)	$202,934	$239,117	$191,299	$44,109	$175,897
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	2.26%	1.75%	1.81%	2.42%	1.58%
Portfolio turnover rate[c]	6%	6%	5%	8%	11%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Materials Sector Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$74.36	$63.54	$37.01	$75.87	$62.33

Income from investment operations:
Net investment income[a]	1.25	1.14	0.62	1.16	1.05
Net realized and unrealized gain (loss)[b]	(11.56)	10.88	26.37	(38.98)	12.97

Total from investment operations	(10.31)	12.02	26.99	(37.82)	14.02

Less distributions from:
Net investment income	(1.27)	(1.20)	(0.46)	(1.04)	(0.48)

Total distributions	(1.27)	(1.20)	(0.46)	(1.04)	(0.48)

Net asset value, end of year	$62.78	$74.36	$63.54	$37.01	$75.87

Total return	(13.86)%	19.21%	73.22%	(50.23)%	22.49%

Ratios/Supplemental data:
Net assets, end of year (000s)	$530,471	$832,866	$911,866	$155,428	$390,749
Ratio of expenses to average net assets[c]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	1.90%	1.78%	1.11%	1.96%	1.41%
Portfolio turnover rate[d]	9%	4%	3%	14%	10%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$62.50	$57.84	$37.43	$56.50	$57.16

Income from investment operations:
Net investment income[a]	0.55	0.42	0.33	0.43	0.37
Net realized and unrealized gain (loss)[b]	8.24	4.65	20.42	(19.06)	(0.80)

Total from investment operations	8.79	5.07	20.75	(18.63)	(0.43)

Less distributions from:
Net investment income	(0.58)	(0.41)	(0.34)	(0.44)	(0.23)

Total distributions	(0.58)	(0.41)	(0.34)	(0.44)	(0.23)

Net asset value, end of year	$70.71	$62.50	$57.84	$37.43	$56.50

Total return	14.27%	8.83%	55.65%	(33.10)%	(0.81)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$654,100	$609,375	$529,207	$196,495	$395,471
Ratio of expenses to average net assets[c]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	0.90%	0.73%	0.65%	0.92%	0.60%
Portfolio turnover rate[d]	6%	3%	5%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$61.60	$52.95	$43.86	$67.11	$65.42

Income from investment operations:
Net investment income[a]	3.02	2.48	2.43	2.67	2.17
Net realized and unrealized gain (loss)[b]	(5.24)	8.64	8.87	(23.53)	1.04

Total from investment operations	(2.22)	11.12	11.30	(20.86)	3.21

Less distributions from:
Net investment income	(3.03)	(2.47)	(2.21)	(2.39)	(1.52)

Total distributions	(3.03)	(2.47)	(2.21)	(2.39)	(1.52)

Net asset value, end of year	$56.35	$61.60	$52.95	$43.86	$67.11

Total return	(3.57)%	21.83%	26.24%	(31.87)%	4.60%

Ratios/Supplemental data:
Net assets, end of year (000s)	$442,340	$428,150	$293,852	$241,257	$459,675
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	5.24%	4.44%	4.76%	4.69%	2.96%
Portfolio turnover rate[c]	13%	6%	7%	9%	7%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Utilities Sector Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$45.78	$45.87	$37.92	$63.52	$60.25

Income from investment operations:
Net investment income[a]	1.89	1.80	1.85	2.52	1.28
Net realized and unrealized gain (loss)[b]	(3.16)	0.02	7.78	(25.67)	2.53

Total from investment operations	(1.27)	1.82	9.63	(23.15)	3.81

Less distributions from:
Net investment income	(1.96)	(1.91)	(1.68)	(2.45)	(0.54)

Total distributions	(1.96)	(1.91)	(1.68)	(2.45)	(0.54)

Net asset value, end of year	$42.55	$45.78	$45.87	$37.92	$63.52

Total return	(2.76)%	4.26%	25.69%	(37.41)%	6.26%

Ratios/Supplemental data:
Net assets, end of year (000s)	$274,445	$254,073	$254,552	$144,090	$298,535
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	4.38%	4.02%	4.14%	4.74%	1.96%
Portfolio turnover rate[c]	6%	9%	9%	12%	10%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares S&P Global Sector Index Fund	Diversification Classification
Consumer Discretionary	Non-diversified
Consumer Staples	Non-diversified
Energy	Non-diversified
Financials	Non-diversified
Healthcare	Non-diversified

iShares S&P Global Sector Index Fund	Diversification Classification
Industrials	Non-diversified
Materials	Non-diversified
Technology	Non-diversified
Telecommunications	Non-diversified
Utilities	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

88	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares S&P Global Sector Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Consumer Discretionary
Assets:
Common Stocks	$163,926,815	$776,187	$—	$164,703,002
Preferred Stocks	2,513,308	—	—	2,513,308
Short-Term Investments	2,462,750	—	—	2,462,750

	$168,902,873	$776,187	$—	$169,679,060

Consumer Staples
Assets:
Common Stocks	$438,123,926	$1,012,300	$—	$439,136,226
Preferred Stocks	7,624,166	—	—	7,624,166
Short-Term Investments	2,787,913	—	—	2,787,913

	$448,536,005	$1,012,300	$—	$449,548,305

Energy
Assets:
Common Stocks	$1,226,539,496	$—	$—	$1,226,539,496
Preferred Stocks	25,347,852	—	—	25,347,852
Short-Term Investments	9,523,563	—	—	9,523,563

	$1,261,410,911	$—	$—	$1,261,410,911

Financials
Assets:
Common Stocks	$180,475,992	$—	$87	$180,476,079
Preferred Stocks	3,198,490	—	—	3,198,490
Rights	—	1,710	—	1,710
Short-Term Investments	2,669,020	—	—	2,669,020

	$186,343,502	$1,710	$87	$186,345,299

Healthcare
Assets:
Common Stocks	$528,880,089	$—	$—	$528,880,089
Short-Term Investments	8,336,803	—	—	8,336,803

	$537,216,892	$—	$—	$537,216,892

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares S&P Global Sector Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Industrials
Assets:
Common Stocks	$202,014,075	$—	$—	$202,014,075
Short-Term Investments	2,867,985	—	—	2,867,985

	$204,882,060	$—	$—	$204,882,060

Materials
Assets:
Common Stocks	$509,669,023	$—	$—	$509,669,023
Preferred Stocks	18,323,950	—	—	18,323,950
Short-Term Investments	1,656,302	—	—	1,656,302

	$529,649,275	$—	$—	$529,649,275

Technology
Assets:
Common Stocks	$652,759,588	$—	$—	$652,759,588
Short-Term Investments	11,632,942	—	—	11,632,942

	$664,392,530	$—	$—	$664,392,530

Telecommunication
Assets:
Common Stocks	$439,197,765	$—	$—	$439,197,765
Preferred Stocks	1,563,168	—	—	1,563,168
Short-Term Investments	6,095,995	—	—	6,095,995

	$446,856,928	$—	$—	$446,856,928

Utilities
Assets:
Common Stocks	$269,703,086	$—	$—	$269,703,086
Preferred Stocks	3,510,166	—	—	3,510,166
Short-Term Investments	3,740,677	—	—	3,740,677

	$276,953,929	$—	$—	$276,953,929

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

90	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of March 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion[a]
0.38	Over $20 billion[a]

[a]	Breakpoint level was modified or added, effective July 1, 2011.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended March 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares S&P Global Sector Index Fund	Securities Lending Agent Fees
Consumer Discretionary	$17,020
Consumer Staples	32,149
Energy	18,499
Financials	22,074
Healthcare	10,001

iShares S&P Global Sector Index Fund	Securities Lending Agent Fees
Industrials	$32,225
Materials	38,980
Technology	33,177
Telecommunications	11,262
Utilities	5,409

At the Special Meeting of the Board of Trustees held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

92	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares S&P Global Sector Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Financials
BlackRock Inc.	—	6,849	(2,847)	4,002	$820,010	$23,194	$(47,964)
PNC Financial Services Group Inc. (The)	30,620	6,316	(16,230)	20,706	1,335,330	34,575	(26,284)

					$2,155,340	$57,769	$(74,248)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2012 were as follows:

iShares S&P Global Sector Index Fund	Purchases	Sales
Consumer Discretionary	$12,293,388	$11,735,376
Consumer Staples	18,808,820	17,656,093
Energy	40,625,964	40,751,294
Financials	13,075,661	14,543,576
Healthcare	32,625,886	32,916,715
Industrials	11,373,960	11,666,468
Materials	59,033,224	61,553,460
Technology	38,691,448	34,473,513
Telecommunications	62,566,679	53,308,601
Utilities	14,862,302	14,786,954

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2012 were as follows:

iShares S&P Global Sector Index Fund	In-kind Purchases	In-kind Sales
Consumer Discretionary	$63,216,463	$39,652,816
Consumer Staples	137,840,360	49,982,917
Energy	278,308,309	369,893,897
Financials	49,062,883	119,064,007
Healthcare	79,494,822	77,573,379
Industrials	48,824,528	62,099,830
Materials	49,381,897	222,174,148
Technology	78,186,142	103,055,320
Telecommunications	83,502,602	41,275,723
Utilities	48,005,795	10,279,668

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint

94	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of March 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of March 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2012, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares S&P Global Sector Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Consumer Discretionary	$13,730,355	$19,851	$(13,750,206)
Consumer Staples	11,043,904	(40,938)	(11,002,966)
Energy	63,765,527	(118,733)	(63,646,794)
Financials	(16,984,508)	337,022	16,647,486
Healthcare	5,616,450	(30,537)	(5,585,913)
Industrials	9,958,825	9,703	(9,968,528)
Materials	36,649,210	(94,314)	(36,554,896)
Technology	17,151,285	24,479	(17,175,764)
Telecommunications	3,336,133	(63,212)	(3,272,921)
Utilities	(822,209)	(38,960)	861,169

The tax character of distributions paid during the years ended March 31, 2012 and March 31, 2011 was as follows:

iShares S&P Global Sector Index Fund	2012	2011
Consumer Discretionary
Ordinary income	$2,152,600	$1,282,565

Consumer Staples
Ordinary income	$9,383,638	$7,774,887

Energy
Ordinary income	$25,853,218	$22,832,560

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares S&P Global Sector Index Fund	2012	2011
Financials
Ordinary income	$6,001,310	$5,715,184

Healthcare
Ordinary income	$11,504,250	$11,113,537

Industrials
Ordinary income	$4,685,300	$3,139,316

Materials
Ordinary income	$12,245,882	$14,020,688

Technology
Ordinary income	$5,060,089	$3,902,526

Telecommunications
Ordinary income	$21,956,466	$15,108,449

Utilities
Ordinary income	$10,948,897	$9,540,113

As of March 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares S&P Global Sector Index Fund	Undistri buted Ordinary Income	Capital Loss Carry forwards	Net Unrealized Gains (Losses)[a]	Qualified Late- Year Losses[b]	Total
Consumer Discretionary	$327,957	$(3,714,829)	$24,544,227	$(537,614)	$20,619,741
Consumer Staples	2,900,772	(2,429,607)	50,441,066	—	50,912,231
Energy	6,882,462	(25,740,742)	(4,228,479)	(448)	(23,087,207)
Financials	982,944	(67,935,037)	(81,630,481)	(5,405,124)	(153,987,698)
Healthcare	5,466,010	(24,820,620)	(2,486,413)	(621,091)	(22,462,114)
Industrials	1,016,018	(13,876,117)	(4,571,651)	(1,880,864)	(19,312,614)
Materials	2,741,079	(45,174,708)	(68,981,518)	(3,149,579)	(114,564,726)
Technology	614,763	(30,260,593)	81,192,048	(1,783,157)	49,763,061
Telecommunications	2,583,135	(16,364,041)	(63,900,116)	(3,728,408)	(81,409,430)
Utilities	1,808,329	(15,370,344)	(68,260,776)	—	(81,822,791)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2013.

96	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares S&P Global Sector Index Fund	Non- Expiring[a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Consumer Discretionary	$1,219,994	$—	$—	$21,774	$140,985	$515,276	$977,806	$838,994	$3,714,829
Consumer Staples	—	—	—	—	—	1,198,337	854,970	376,300	2,429,607
Energy	525,889	43,806	408,088	3,379,767	172,682	4,800,649	12,576,847	3,833,014	25,740,742
Financials	7,039,101	20,625	374,711	—	279,616	14,101,017	26,135,934	19,984,033	67,935,037
Healthcare	2,501,107	119,040	2,328,014	—	2,165,971	7,470,467	8,253,378	1,982,643	24,820,620
Industrials	3,334,566	—	—	175	241,597	3,878,332	3,768,747	2,652,700	13,876,117
Materials	13,841,657	—	—	2,966	455,218	3,417,547	12,443,350	15,013,970	45,174,708
Technology	9,869,901	111,285	401,105	358,238	418,537	8,517,749	6,597,896	3,985,882	30,260,593
Telecommunications	4,641,241	—	—	259,855	—	2,355,085	6,058,821	3,049,039	16,364,041
Utilities	1,139,977	—	—	4,149	298,224	2,911,628	5,208,921	5,807,445	15,370,344

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares S&P Global Sector Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Consumer Discretionary	$145,135,961	$30,218,623	$(5,675,524)	$24,543,099
Consumer Staples	399,153,230	65,682,136	(15,287,061)	50,395,075
Energy	1,265,641,458	119,229,641	(123,460,188)	(4,230,547)
Financials	267,982,738	8,496,828	(90,134,267)	(81,637,439)
Healthcare	539,800,365	46,019,466	(48,602,939)	(2,583,473)
Industrials	209,459,052	17,051,820	(21,628,812)	(4,576,992)
Materials	598,644,972	32,405,834	(101,401,531)	(68,995,697)
Technology	583,204,657	154,569,344	(73,381,471)	81,187,873
Telecommunications	510,758,790	9,813,760	(73,715,622)	(63,901,862)
Utilities	345,218,726	16,465,958	(84,730,755)	(68,264,797)

Management has reviewed the tax positions as of March 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

98	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund and iShares S&P Global Utilities Sector Index Fund (the “Funds”), at March 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	99

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2012, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares S&P Global Sector Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Energy	$24,208,166	$2,313,991
Financials	5,734,344	407,278
Materials	12,608,442	1,067,001
Telecommunications	18,728,540	1,535,125
Utilities	7,894,177	774,579

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2012 qualified for the dividends-received deduction:

iShares S&P Global Sector Index Fund	Dividends- Received Deduction
Consumer Discretionary	57.26%
Consumer Staples	68.55
Energy	44.14
Financials	17.08
Healthcare	62.20

iShares S&P Global Sector Index Fund	Dividends- Received Deduction
Industrials	49.77%
Materials	26.90
Technology	90.25
Telecommunications	31.96
Utilities	44.15

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2012:

iShares S&P Global Sector Index Fund	Qualified Dividend Income
Consumer Discretionary	$2,152,600
Consumer Staples	9,383,638
Energy	28,167,209
Financials	6,106,932
Healthcare	11,504,250

iShares S&P Global Sector Index Fund	Qualified Dividend Income
Industrials	$4,685,300
Materials	13,312,883
Technology	5,060,089
Telecommunications	23,491,591
Utilities	11,723,476

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

100	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares S&P Global Sector Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Consumer Discretionary	$0.82844	$—	$0.05176	$0.88020	94%	—%	6%	100%
Consumer Staples	1.48398	—	0.07165	1.55563	95	—	5	100
Energy	0.85095	—	0.02806	0.87901	97	—	3	100
Financials	1.19496	—	0.01595	1.21091	99	—	1	100
Industrials	1.09249	—	0.05247	1.14496	95	—	5	100
Materials	1.21206	—	0.05468	1.26674	96	—	4	100
Technology	0.54590	—	0.03330	0.57920	94	—	6	100
Telecommunications	3.00196	—	0.03145	3.03341	99	—	1	100
Utilities	1.93668	—	0.02130	1.95798	99	—	1	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	101

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P Global Consumer Discretionary Sector Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.08%
Greater than 3.5% and Less than 4.0%	2	0.15
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	2	0.15
Greater than 1.5% and Less than 2.0%	11	0.83
Greater than 1.0% and Less than 1.5%	25	1.89
Greater than 0.5% and Less than 1.0%	129	9.77
Between 0.5% and –0.5%	984	74.48
Less than –0.5% and Greater than –1.0%	122	9.23
Less than –1.0% and Greater than –1.5%	26	1.97
Less than –1.5% and Greater than –2.0%	6	0.45
Less than –2.0% and Greater than –2.5%	6	0.45
Less than –2.5% and Greater than –3.0%	3	0.23
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5%	1	0.08

	1,321	100.00%

102	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Consumer Staples Sector Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	4	0.30%
Greater than 3.5% and Less than 4.0%	3	0.23
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	16	1.21
Greater than 0.5% and Less than 1.0%	141	10.67
Between 0.5% and –0.5%	1,054	79.79
Less than –0.5% and Greater than –1.0%	76	5.75
Less than –1.0% and Greater than –1.5%	13	0.98
Less than –1.5% and Greater than –2.0%	4	0.30
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,321	100.00%

iShares S&P Global Energy Sector Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	3	0.23%
Greater than 2.5% and Less than 3.0%	3	0.23
Greater than 2.0% and Less than 2.5%	5	0.38
Greater than 1.5% and Less than 2.0%	5	0.38
Greater than 1.0% and Less than 1.5%	23	1.74
Greater than 0.5% and Less than 1.0%	121	9.16
Between 0.5% and –0.5%	1,069	80.92
Less than –0.5% and Greater than –1.0%	69	5.22
Less than –1.0% and Greater than –1.5%	13	0.98
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	4	0.30
Less than –2.5% and Greater than –3.0%	3	0.23
Less than –3.0%	1	0.08

	1,321	100.00%

SUPPLEMENTAL INFORMATION	103

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Financials Sector Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	4	0.30%
Greater than 4.0% and Less than 4.5%	2	0.15
Greater than 3.5% and Less than 4.0%	2	0.15
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	4	0.30
Greater than 2.0% and Less than 2.5%	10	0.75
Greater than 1.5% and Less than 2.0%	23	1.74
Greater than 1.0% and Less than 1.5%	45	3.41
Greater than 0.5% and Less than 1.0%	151	11.43
Between 0.5% and –0.5%	856	64.80
Less than –0.5% and Greater than –1.0%	142	10.75
Less than –1.0% and Greater than –1.5%	50	3.79
Less than –1.5% and Greater than –2.0%	14	1.06
Less than –2.0% and Greater than –2.5%	5	0.38
Less than –2.5% and Greater than –3.0%	2	0.15
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5% and Greater than –4.0%	2	0.15
Less than –4.0% and Greater than –4.5%	4	0.30
Less than –4.5%	1	0.08

	1,321	100.00%

iShares S&P Global Healthcare Sector Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	5	0.38%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	31	2.35
Between 0.5% and –0.5%	1,174	88.86
Less than –0.5% and Greater than –1.0%	94	7.12
Less than –1.0% and Greater than –1.5%	7	0.53
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5%	1	0.08

	1,321	100.00%

104	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Industrials Sector Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	4	0.30%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	4	0.30
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	14	1.06
Greater than 0.5% and Less than 1.0%	187	14.16
Between 0.5% and –0.5%	933	70.62
Less than –0.5% and Greater than –1.0%	130	9.84
Less than –1.0% and Greater than –1.5%	27	2.04
Less than –1.5% and Greater than –2.0%	11	0.83
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5% and Greater than –3.0%	2	0.15
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5%	1	0.08

	1,321	100.00%

iShares S&P Global Materials Sector Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	3	0.23%
Greater than 3.5% and Less than 4.0%	1	0.08
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	6	0.45
Greater than 1.5% and Less than 2.0%	17	1.29
Greater than 1.0% and Less than 1.5%	58	4.39
Greater than 0.5% and Less than 1.0%	248	18.76
Between 0.5% and –0.5%	756	57.22
Less than –0.5% and Greater than –1.0%	121	9.16
Less than –1.0% and Greater than –1.5%	61	4.62
Less than –1.5% and Greater than –2.0%	24	1.82
Less than –2.0% and Greater than –2.5%	11	0.83
Less than –2.5% and Greater than –3.0%	3	0.23
Less than –3.0% and Greater than –3.5%	2	0.15
Less than –3.5% and Greater than –4.0%	3	0.23
Less than –4.0%	3	0.23

	1,321	100.00%

SUPPLEMENTAL INFORMATION	105

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Technology Sector Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	5	0.38%
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	35	2.65
Between 0.5% and –0.5%	1,210	91.60
Less than –0.5% and Greater than –1.0%	57	4.31
Less than –1.0% and Greater than –1.5%	6	0.45
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	2	0.15

	1,321	100.00%

iShares S&P Global Telecommunications Sector Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	2	0.15%
Greater than 4.0% and Less than 4.5%	1	0.08
Greater than 3.5% and Less than 4.0%	2	0.15
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	3	0.23
Greater than 2.0% and Less than 2.5%	2	0.15
Greater than 1.5% and Less than 2.0%	8	0.61
Greater than 1.0% and Less than 1.5%	34	2.57
Greater than 0.5% and Less than 1.0%	156	11.80
Between 0.5% and –0.5%	956	72.36
Less than –0.5% and Greater than –1.0%	110	8.33
Less than –1.0% and Greater than –1.5%	25	1.89
Less than –1.5% and Greater than –2.0%	8	0.61
Less than –2.0% and Greater than –2.5%	4	0.30
Less than –2.5% and Greater than –3.0%	2	0.15
Less than –3.0% and Greater than –3.5%	3	0.23
Less than –3.5% and Greater than –4.0%	1	0.08
Less than –4.0%	1	0.08

	1,321	100.00%

106	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Utilities Sector Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	7	0.53%
Greater than 3.0% and Less than 3.5%	2	0.15
Greater than 2.5% and Less than 3.0%	2	0.15
Greater than 2.0% and Less than 2.5%	3	0.23
Greater than 1.5% and Less than 2.0%	5	0.38
Greater than 1.0% and Less than 1.5%	32	2.42
Greater than 0.5% and Less than 1.0%	223	16.88
Between 0.5% and –0.5%	914	69.19
Less than –0.5% and Greater than –1.0%	98	7.42
Less than –1.0% and Greater than –1.5%	17	1.29
Less than –1.5% and Greater than –2.0%	4	0.30
Less than –2.0% and Greater than –2.5%	4	0.30
Less than –2.5% and Greater than –3.0%	3	0.23
Less than –3.0% and Greater than –3.5%	2	0.15
Less than –3.5% and Greater than –4.0%	1	0.08
Less than –4.0%	4	0.30

	1,321	100.00%

SUPPLEMENTAL INFORMATION	107

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (46)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock, Inc. (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005- 2009); Chief Operating Officer of the Intermediary Investor and Exchange- Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

108	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001- 2011); Broadway Producer (2006- 2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2012); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and member (since 2011) of the Investment Committee, WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (68)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (50)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	109

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (47)	Trustee (since 2011).	Gregor G. Peterson Professor of Accounting and Senior Associate Dean for Academic Affairs, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

110	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (59)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange- Traded Funds Complex (2007-2012), Associate General Counsel, BGI (2004-2009).

Matt Tucker (39)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

TRUSTEE AND OFFICER INFORMATION	111

Notes:

112	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	113

Notes:

114	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-30-0312

March 31, 2012

2012 Annual Report

iShares Trust

iShares S&P 100 Index Fund  |  OEF  |  NYSE Arca

iShares S&P MidCap 400 Index Fund  |  IJH  |  NYSE Arca

iShares S&P MidCap 400 Growth Index Fund  |  IJK  |  NYSE Arca

iShares S&P MidCap 400 Value Index Fund  |  IJJ  |  NYSE Arca

iShares S&P SmallCap 600 Index Fund  |  IJR  |  NYSE Arca

iShares S&P SmallCap 600 Growth Index Fund  |  IJT  |  NYSE Arca

iShares S&P SmallCap 600 Value Index Fund  |  IJS  |  NYSE Arca

iShares S&P 1500 Index Fund  |  ISI  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® S&P 100 INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.36%	10.27%	10.62%	1.98%	1.97%	2.14%	3.11%	3.10%	3.29%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.36%	10.27%	10.62%	10.29%	10.25%	11.18%	35.78%	35.77%	38.18%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 100 INDEX FUND

PORTFOLIO ALLOCATION
As of 3/31/12

Sector*	Percentage of Net Assets
Consumer Non-Cyclical	21.85%
Technology	19.76
Energy	13.33
Financial	13.12
Communications	11.24
Industrial	9.82
Consumer Cyclical	7.53
Basic Materials	2.06
Utilities	1.11
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 3/31/12

Security	Percentage of Net Assets
Apple Inc.	6.80%
Exxon Mobil Corp.	4.97
International Business Machines Corp.	2.94
Microsoft Corp.	2.93
General Electric Co.	2.58
Chevron Corp.	2.58
AT&T Inc.	2.25
Procter & Gamble Co. (The)	2.25
Johnson & Johnson	2.20
Wells Fargo & Co.	2.19

TOTAL	31.69%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 100® Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market and consists of blue chip stocks from diverse industries in the S&P 500® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was 10.36%, net of fees, while the total return for the Index was 10.62%.

After a difficult first half of the reporting period in which investors were faced with mixed economic data, the U.S. stock market posted strong gains for the third consecutive year, powered by improving corporate profits, low inflation and record-low interest rates. Investors were generally not deterred by rising gas prices, a trillion dollar federal budget deficit or the ongoing European financial crisis. But while markets were generally higher during the reporting period, most of the gains came in the fourth quarter of 2011 and the first quarter of 2012. Although still above 8%, U.S. unemployment fell to its lowest level in more than three years, while the economy added jobs nearly every month of the reporting period. However, quarterly GDP growth remained in the low single digits. Noting the weak economic recovery, the Federal Reserve Board pledged to keep interest rates at historically low levels until at least mid-2014.

The stock market was weak during the second and third quarters of 2011. By midsummer, the U.S. economy was on the verge of sliding back into recession and in August, Congress and the President deadlocked over the federal debt ceiling. As a result, for the first time in history, Standard & Poor’s Corp. downgraded the credit rating of the U.S. government from AAA to AA+. Meanwhile, Greece threatened to default on its government bonds and the contagion spread to Spain, Italy and France. Efforts by European monetary authorities were seen by many as ineffective. However, markets improved sharply in the second half of the reporting period as the U.S. unemployment rate steadily declined, corporate profits continued to advance, the Greece debt crisis appeared under control and consumer confidence began to rebound.

Across the broad U.S. market (as defined by the S&P Composite 1500® Index), large-capitalization stocks outperformed small- and mid-cap stocks during the reporting period. In addition, growth-oriented stocks generally outperformed value stocks as investors became more comfortable with risk.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 100 INDEX FUND

Within the Index, seven of the ten major sectors delivered positive returns for the reporting period. The information technology sector contributed the most to index returns, followed by the consumer staples and health care sectors. The energy and materials sectors detracted slightly from returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussions of Fund Performance

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Performance as of March 31, 2012

	Average Annual Total Returns
	Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	1.84%	1.83%	1.98%	4.65%	4.64%	4.78%	7.55%	7.54%	7.70%
S&P MidCap 400 Growth	2.65%	2.64%	2.88%	6.66%	6.64%	6.83%	7.33%	7.32%	7.53%
S&P MidCap 400 Value	0.93%	0.90%	1.13%	2.55%	2.53%	2.73%	7.53%	7.53%	7.73%

	Cumulative Total Returns
	Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	1.84%	1.83%	1.98%	25.54%	25.44%	26.29%	107.06%	106.90%	109.94%
S&P MidCap 400 Growth	2.65%	2.64%	2.88%	38.06%	37.92%	39.15%	102.84%	102.73%	106.60%
S&P MidCap 400 Value	0.93%	0.90%	1.13%	13.39%	13.30%	14.39%	106.71%	106.72%	110.60%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was 1.84%, net of fees, while the total return for the Index was 1.98%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Financial	20.26%
Industrial	19.18
Consumer Non-Cyclical	18.35
Consumer Cyclical	13.36
Technology	9.37
Energy	5.44
Utilities	5.05
Communications	4.66
Basic Materials	4.14
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
Monster Beverage Corp.	0.79%
Regeneron Pharmaceuticals Inc.	0.75
Vertex Pharmaceuticals Inc.	0.72
Kansas City Southern Industries Inc.	0.66
AMETEK Inc.	0.65
Macerich Co. (The)	0.64
Equinix Inc.	0.62
Church & Dwight Co. Inc.	0.59
Fossil Inc.	0.58
Henry Schein Inc.	0.57

TOTAL	6.57%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market and consists of those stocks in the S&P MidCap 400® Index exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 2.65%, net of fees, while the total return for the Growth Index was 2.88%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Consumer Non-Cyclical	23.81%
Industrial	19.01
Consumer Cyclical	13.79
Financial	12.91
Technology	12.16
Energy	6.33
Communications	5.98
Basic Materials	2.95
Utilities	2.94
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 3/31/12

Security	Percentage of Net Assets
Monster Beverage Corp.	1.51%
Regeneron Pharmaceuticals Inc.	1.43
AMETEK Inc.	1.25
Equinix Inc.	1.18
Church & Dwight Co. Inc.	1.13
Fossil Inc.	1.10
Henry Schein Inc.	1.09
Trimble Navigation Ltd.	1.09
Cimarex Energy Co.	1.04
Advance Auto Parts Inc.	1.04

TOTAL	11.86%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market and consists of those stocks in the S&P MidCap 400® Index exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 0.93%, net of fees, while the total return for the Value Index was 1.13%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Financial	28.31%
Industrial	19.39
Consumer Cyclical	12.91
Consumer Non-Cyclical	12.39
Utilities	7.37
Technology	6.32
Basic Materials	5.44
Energy	4.47
Communications	3.22
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
HollyFrontier Corp.	1.18%
New York Community Bancorp Inc.	1.07
Avnet Inc.	0.93
KBR Inc.	0.93
Everest Re Group Ltd.	0.88
Ashland Inc.	0.84
Arrow Electronics Inc.	0.83
Foot Locker Inc.	0.83
AGCO Corp.	0.81
Reinsurance Group of America Inc.	0.77

TOTAL	9.07%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

After a difficult first half of the reporting period in which investors were faced with mixed economic data, the U.S. stock market posted strong gains for the third consecutive year, powered by improving corporate profits, low inflation and record-low interest rates. Investors were generally not deterred by rising gas prices, a trillion dollar federal budget deficit or the ongoing European financial crisis. But while markets were generally higher during the reporting period, most of the gains came in the fourth quarter of 2011 and the first quarter of 2012. Although still above 8%, U.S. unemployment fell to its lowest level in more than three years, while the economy added jobs nearly every month of the reporting period. However, quarterly GDP growth remained in the low single digits. Noting the weak economic recovery, the Federal Reserve Board pledged to keep interest rates at historically low levels until at least mid-2014.

The stock market was weak during the second and third quarters of 2011. By midsummer, the U.S. economy was on the verge of sliding back into recession and in August, Congress and the President deadlocked over the federal debt ceiling. As a result, for the first time in history, Standard & Poor’s Corp. downgraded the credit rating of the U.S. government from AAA to AA+. Meanwhile, Greece threatened to default on its government bonds and the contagion spread to Spain, Italy and France. Efforts by European monetary authorities were seen by many as ineffective. However, markets improved sharply in the second half of the reporting period as the U.S. unemployment rate steadily declined, corporate profits continued to advance, the Greece debt crisis appeared under control and consumer confidence began to rebound.

As the reporting period came to a close, consumer spending was significantly stronger than the same period a year ago. Retail sales rose an average of 4.3 percent in March 2012 compared to March 2011. However, as demand has increased, consumer prices rose 2.7% in

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

March 2012 from the prior year. The U.S. Department of Labor reported that prices have advanced at a 3.7% annual rate during the first quarter of 2012 against the same period in 2011.

Across the broad U.S. market (as defined by the S&P Composite 1500® Index), mid-capitalization stocks significantly lagged their large-cap peers as well as small-cap stocks during the reporting period. As investors appeared willing to take on more risk in an improving economy, growth-oriented stocks modestly outperformed their value counterparts.

Within the Index, seven out of ten sectors produced positive returns for the reporting period. The top two contributors to performance during the reporting period were consumer discretionary and industrial stocks. The worst performer was the energy sector, although its relatively modest weighting in the Index softened the impact of its negative performance.

The Growth Index also saw strong contribution to performance from consumer discretionary and industrial stocks, while energy produced negative returns during the reporting period. The telecommunications sector posted the strongest total return, but had little impact on total returns because of its very light weighting in the Growth Index.

Within the Value Index, the financials, consumer discretionary and information technology sectors produced the largest contributions to return during the reporting period, while the energy and health care sectors were the largest detractors.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Performance as of March 31, 2012

	Average Annual Total Returns
	Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	4.91%	4.99%	5.03%	3.53%	3.56%	3.62%	7.45%	7.46%	7.58%
S&P SmallCap 600 Growth	5.38%	5.43%	5.54%	5.05%	5.07%	5.13%	8.11%	8.13%	8.27%
S&P SmallCap 600 Value	4.51%	4.55%	4.68%	2.02%	2.02%	2.14%	6.61%	6.58%	6.80%

	Cumulative Total Returns
	Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	4.91%	4.99%	5.03%	18.96%	19.13%	19.47%	105.09%	105.29%	107.65%
S&P SmallCap 600 Growth	5.38%	5.43%	5.54%	27.93%	28.04%	28.44%	118.04%	118.41%	121.44%
S&P SmallCap 600 Value	4.51%	4.55%	4.68%	10.51%	10.53%	11.15%	89.74%	89.20%	93.06%
GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600® Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was 4.91%, net of fees, while the total return for the Index was 5.03%.

PORTFOLIO ALLOCATION
As of 3/31/12

Sector*	Percentage of Net Assets
Financial	19.79%
Industrial	18.77
Consumer Non-Cyclical	17.56
Consumer Cyclical	16.24
Technology	11.14
Communications	4.55
Energy	4.24
Utilities	4.02
Basic Materials	3.48
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 3/31/12

Security	Percentage of Net Assets
Kilroy Realty Corp.	0.63%
Salix Pharmaceuticals Ltd.	0.61
BioMed Realty Trust Inc.	0.58
Mid-America Apartment Communities Inc.	0.54
Extra Space Storage Inc.	0.54
Cubist Pharmaceuticals Inc.	0.54
Tanger Factory Outlet Centers Inc.	0.53
ProAssurance Corp.	0.53
Lufkin Industries Inc.	0.53
Post Properties Inc.	0.49

TOTAL	5.52%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600® Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market and consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 5.38%, net of fees, while the total return for the Growth Index was 5.54%.

PORTFOLIO ALLOCATION
As of 3/31/12

Sector*	Percentage of Net Assets
Consumer Non-Cyclical	22.23%
Consumer Cyclical	16.74
Technology	16.68
Industrial	15.49
Financial	12.97
Communications	4.57
Energy	4.16
Utilities	4.06
Basic Materials	2.96
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 3/31/12

Security	Percentage of Net Assets
Salix Pharmaceuticals Ltd.	1.22%
Mid-America Apartment Communities Inc.	1.08
Cubist Pharmaceuticals Inc.	1.07
ProAssurance Corp.	1.06
Lufkin Industries Inc.	1.05
Questcor Pharmaceuticals Inc.	0.94
Teledyne Technologies Inc.	0.91
CommVault Systems Inc.	0.86
Toro Co. (The)	0.84
TreeHouse Foods Inc.	0.84

TOTAL	9.87%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600® Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market and consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 4.51%, net of fees, while the total return for the Value Index was 4.68%.

PORTFOLIO ALLOCATION
As of 3/31/12

Sector*	Percentage of Net Assets
Financial	26.63%
Industrial	22.11
Consumer Cyclical	15.70
Consumer Non-Cyclical	12.88
Technology	5.56
Communications	4.54
Energy	4.32
Basic Materials	4.00
Utilities	3.98
Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 3/31/12

Security	Percentage of Net Assets
BioMed Realty Trust Inc.	1.16%
Delphi Financial Group Inc. Class A	0.98
LaSalle Hotel Properties	0.95
Anixter International Inc.	0.80
Men’s Wearhouse Inc. (The)	0.78
Actuant Corp. Class A	0.78
Susquehanna Bancshares Inc.	0.73
EMCOR Group Inc.	0.73
Mueller Industries Inc.	0.69
Curtiss-Wright Corp.	0.68

TOTAL	8.28%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

After a difficult first half of the reporting period in which investors were faced with mixed economic data, the U.S. stock market posted strong gains for the third consecutive year, powered by improving corporate profits, low inflation and record-low interest rates. Investors were generally not deterred by rising gas prices, a trillion dollar federal budget deficit or the ongoing European financial crisis. But while markets were generally higher during the reporting period, most of the gains came in the fourth quarter of 2011 and the first quarter of 2012. Although still above 8%, U.S. unemployment fell to its lowest level in more than three years, while the economy added jobs nearly every month of the reporting period. However, quarterly GDP growth remained in the low single digits. Noting the weak economic recovery, the Federal Reserve Board pledged to keep interest rates at historically low levels until at least mid-2014.

The stock market was weak during the second and third quarters of 2011. By midsummer, the U.S. economy was on the verge of sliding back into recession and in August, Congress and the President deadlocked over the federal debt ceiling. As a result, for the first time in history, Standard & Poor’s Corp. downgraded the credit rating of the U.S. government from AAA to AA+. Meanwhile, Greece threatened to default on its government bonds and the contagion spread to Spain, Italy and France. Efforts by European monetary authorities were seen by many as ineffective. However, markets improved sharply in the second half of the reporting period as the U.S. unemployment rate steadily declined, corporate profits continued to advance, the Greece debt crisis appeared under control and consumer confidence began to rebound.

As the reporting period came to a close, consumer spending was significantly stronger than the same period a year ago. Retail sales rose an average of 4.3 percent in March 2012 compared to March 2011. However, as demand has increased, consumer prices rose 2.7% in March 2012 from the prior year. Meanwhile, the financial sector benefited from the improving economy and its perceived impact on lending volume, while the health care sector appeared to some analysts to be benefiting from the U.S. Supreme Court’s hearings on President Obama’s health care overhaul.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Across the broad U.S. market (as defined by the S&P Composite 1500® Index), small-capitalization stocks significantly outperformed their mid-cap peers but lagged large-cap stocks during the reporting period. In addition, as investors appeared willing to take on more risk in an improving economy, growth-oriented stocks modestly outperformed their value counterparts.

Within the Index, five out of ten sectors produced positive contributions to returns. The top two performers during the reporting period were consumer discretionary and financial stocks. The worst performers were the energy and information technology sectors.

The Growth Index also saw strong performance from consumer discretionary stocks, but the top performer for the reporting period was the health care sector. The telecommunications services and energy sectors produced the worst results, although telecommunications had little negative impact on total returns because of its very light weighting in the Growth Index.

Within the Value Index, financials produced the largest contribution to return as the sector performed very well during the reporting period and also constituted the largest weight in the Value Index. Utilities, consumer discretionary and consumer staple stocks also produced positive contributions. Meanwhile, the energy and health care sectors had the most negative impact on returns for the Value Index.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® S&P 1500 INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.63%	7.54%	7.84%	2.12%	2.10%	2.29%	4.91%	4.89%	5.09%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.63%	7.54%	7.84%	11.05%	10.97%	12.00%	48.13%	47.94%	50.26%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 1500 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/12
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	21.05%
Financial	15.42
Technology	15.01
Industrial	11.66
Energy	10.56
Communications	9.64
Consumer Cyclical	9.58
Utilities	3.46
Basic Materials	3.39
Diversified	0.04
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/12
Security	Percentage of Net Assets
Apple Inc.	3.87%
Exxon Mobil Corp.	2.83
International Business Machines Corp.	1.67
Microsoft Corp.	1.67
General Electric Co.	1.47
Chevron Corp.	1.47
AT&T Inc.	1.28
Procter & Gamble Co. (The)	1.28
Johnson & Johnson	1.25
Wells Fargo & Co.	1.25

TOTAL	18.04%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P 1500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Composite 1500® Index (the “Index”). The Index is comprised of the S&P 500®, MidCap 400® and SmallCap 600® Indexes. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was 7.63%, net of fees, while the total return for the Index was 7.84%.

After a difficult first half of the reporting period in which investors were faced with mixed economic data, the U.S. stock market posted strong gains for the third consecutive year, powered by improving corporate profits, low inflation and record-low interest rates. Investors were generally not deterred by rising gas prices, a trillion dollar federal budget deficit or the ongoing European financial crisis. But while markets were generally higher during the reporting period, most of the gains came in the fourth quarter of 2011 and the first quarter of 2012. Although still above 8%, U.S. unemployment fell to its lowest level in more than three years, while the economy added jobs nearly every month of the reporting period. However, quarterly GDP growth remained in the low single digits. Noting the weak economic recovery, the Federal Reserve Board pledged to keep interest rates at historically low levels until at least mid-2014.

The stock market was weak during the second and third quarters of 2011. By midsummer, the U.S. economy was on the verge of sliding back into recession and in August, Congress and the President deadlocked over the federal debt ceiling. As a result, for the first time in history, Standard & Poor’s Corp. downgraded the credit rating of the U.S. government from AAA to AA+. Meanwhile, Greece threatened to default on its government bonds and the contagion spread to Spain, Italy and France. Efforts by European monetary authorities were seen by many as ineffective. However, markets improved sharply in the second half of the reporting period as the U.S. unemployment rate steadily declined, corporate profits continued to advance, the Greece debt crisis appeared under control and consumer confidence began to rebound.

Across the broad U.S. market (as defined by the Index), small-capitalization stocks significantly outperformed their mid-cap peers but lagged large-cap stocks during the reporting period. In addition, as investors appeared willing to take on more risk in an improving economy, growth-oriented stocks modestly outperformed their value counterparts.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 1500 INDEX FUND

Within the Index, seven sectors produced positive returns while three sectors produced negative returns for the reporting period. The information technology sector, the largest sector in the Index, generated the most positive results, followed by the consumer discretionary and health care sectors. The energy sector produced the most negative returns, followed by the financials and materials sectors.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/11 to 3/31/12)
S&P 100
Actual	$1,000.00	$1,261.20	0.20%	$1.13
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
S&P MidCap 400
Actual	1,000.00	1,281.10	0.20	1.14
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
S&P MidCap 400 Growth
Actual	1,000.00	1,256.20	0.25	1.41
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
S&P MidCap 400 Value
Actual	1,000.00	1,306.20	0.25	1.44
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26

SHAREHOLDER EXPENSES	21

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/11 to 3/31/12)
S&P SmallCap 600
Actual	$1,000.00	$1,311.20	0.20%	$1.16
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
S&P SmallCap 600 Growth
Actual	1,000.00	1,286.80	0.25	1.43
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
S&P SmallCap 600 Value
Actual	1,000.00	1,337.00	0.25	1.46
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
S&P 1500
Actual	1,000.00	1,260.90	0.20	1.13
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P 100 INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 2.42%
Boeing Co. (The)	329,996	$24,541,802
General Dynamics Corp.	157,847	11,582,813
Lockheed Martin Corp.	118,007	10,604,109
Raytheon Co.	150,402	7,938,218
United Technologies Corp.	402,746	33,403,753

		88,070,695
AGRICULTURE — 2.62%
Altria Group Inc.	905,208	27,943,771
Philip Morris International Inc.	761,904	67,512,313

		95,456,084
APPAREL — 0.48%
Nike Inc. Class B	162,426	17,613,475

		17,613,475
AUTO MANUFACTURERS — 0.58%
Ford Motor Co.	1,682,225	21,010,990

		21,010,990
BANKS — 9.45%
Bank of America Corp.	4,748,054	45,438,877
Bank of New York Mellon Corp. (The)	533,383	12,870,532
Capital One Financial Corp.	245,021	13,657,470
Citigroup Inc.	1,293,837	47,289,742
Goldman Sachs Group Inc. (The)	219,052	27,243,497
J.P. Morgan Chase & Co.	1,689,659	77,690,521
Morgan Stanley	673,978	13,236,928
U.S. Bancorp	846,044	26,802,674
Wells Fargo & Co.	2,333,990	79,682,419

		343,912,660
BEVERAGES — 3.30%
Coca-Cola Co. (The)	1,001,391	74,112,948
PepsiCo Inc.	694,926	46,108,340

		120,221,288
BIOTECHNOLOGY — 1.10%
Amgen Inc.	350,185	23,809,078
Gilead Sciences Inc.[a,b]	335,110	16,370,124

		40,179,202
CHEMICALS — 1.62%
Dow Chemical Co. (The)	524,632	18,173,253
E.I. du Pont de Nemours and Co.	412,592	21,826,117

Security	Shares	Value

Monsanto Co.	236,907	$18,895,702

		58,895,072
COMMERCIAL SERVICES — 1.26%
MasterCard Inc. Class A	47,009	19,769,165
Visa Inc. Class A	220,121	25,974,278

		45,743,443
COMPUTERS — 11.87%
Accenture PLC Class Ab	286,361	18,470,284
Apple Inc.[a]	412,543	247,307,152
Dell Inc.[a,b]	675,353	11,210,860
EMC Corp.[a]	908,619	27,149,536
Hewlett-Packard Co.	874,355	20,835,880
International Business Machines Corp.	512,641	106,962,545

		431,936,257
COSMETICS & PERSONAL CARE — 2.82%
Colgate-Palmolive Co.	212,150	20,744,027
Procter & Gamble Co. (The)	1,218,745	81,911,851

		102,655,878
DIVERSIFIED FINANCIAL SERVICES — 0.71%
American Express Co.	449,191	25,990,191

		25,990,191
ELECTRIC — 1.11%
American Electric Power Co. Inc.	213,917	8,252,918
Exelon Corp.	375,736	14,732,608
Southern Co. (The)	383,530	17,232,003

		40,217,529
ELECTRICAL COMPONENTS & EQUIPMENT — 0.47%
Emerson Electric Co.	325,096	16,963,509

		16,963,509
ELECTRONICS — 0.58%
Honeywell International Inc.	343,123	20,947,659

		20,947,659
FOOD — 1.03%
H.J. Heinz Co.	141,478	7,576,147
Kraft Foods Inc. Class A	782,568	29,745,410

		37,321,557
HEALTH CARE — PRODUCTS — 0.90%
Baxter International Inc.	247,892	14,818,984
Medtronic Inc.	460,330	18,040,333

		32,859,317

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2012

Security	Shares	Value

HEALTH CARE — SERVICES — 0.75%
UnitedHealth Group Inc.	462,396	$27,253,620

		27,253,620
INSURANCE — 2.42%
Allstate Corp. (The)	220,388	7,255,173
Berkshire Hathaway Inc. Class Ba	778,102	63,142,977
MetLife Inc.	469,508	17,536,124

		87,934,274
INTERNET — 3.39%
Amazon.com Inc.[a,b]	161,054	32,615,046
eBay Inc.[a,b]	506,920	18,700,279
Google Inc. Class Aa,b	112,214	71,956,105

		123,271,430
MACHINERY — 0.84%
Caterpillar Inc.	286,540	30,522,241

		30,522,241
MANUFACTURING — 3.34%
3M Co.	307,377	27,421,102
General Electric Co.	4,681,542	93,958,548

		121,379,650
MEDIA — 2.90%
Comcast Corp. Class A	1,193,302	35,810,993
News Corp. Class A NVS	952,636	18,757,403
Time Warner Inc.	429,088	16,198,072
Walt Disney Co. (The)	793,216	34,726,996

		105,493,464
MINING — 0.44%
Freeport-McMoRan Copper & Gold Inc.	419,427	15,955,003

		15,955,003
OIL & GAS — 10.96%
Anadarko Petroleum Corp.	220,590	17,281,021
Apache Corp.	170,086	17,083,438
Chevron Corp.	874,722	93,805,187
ConocoPhillips	566,215	43,038,002
Devon Energy Corp.	178,871	12,721,305
Exxon Mobil Corp.	2,085,449	180,870,992
Occidental Petroleum Corp.	358,868	34,175,000

		398,974,945
OIL & GAS SERVICES — 2.14%
Baker Hughes Inc.	193,387	8,110,651
Halliburton Co.	408,354	13,553,269

Security	Shares	Value

National Oilwell Varco Inc.	187,750	$14,920,493
Schlumberger Ltd.	590,136	41,268,210

		77,852,623
PHARMACEUTICALS — 8.07%
Abbott Laboratories	695,789	42,644,908
Bristol-Myers Squibb Co.	746,943	25,209,326
Eli Lilly and Co.	451,977	18,201,114
Johnson & Johnson	1,214,618	80,116,203
Merck & Co. Inc.	1,346,744	51,714,970
Pfizer Inc.	3,335,338	75,578,759

		293,465,280
PIPELINES — 0.22%
Williams Companies Inc. (The)	262,162	8,077,211

		8,077,211
REAL ESTATE INVESTMENT TRUSTS — 0.54%
Simon Property Group Inc.[b]	135,523	19,742,991

		19,742,991
RETAIL — 6.47%
Costco Wholesale Corp.	192,349	17,465,289
CVS Caremark Corp.	576,341	25,820,077
Home Depot Inc. (The)	682,164	34,319,671
Lowe’s Companies Inc.	549,364	17,239,042
McDonald’s Corp.	450,606	44,204,449
Starbucks Corp.	333,393	18,633,335
Target Corp.	297,222	17,319,126
Wal-Mart Stores Inc.	772,793	47,294,931
Walgreen Co.	386,432	12,941,608

		235,237,528
SEMICONDUCTORS — 3.57%
Intel Corp.	2,210,581	62,139,432
QUALCOMM Inc.	748,428	50,908,072
Texas Instruments Inc.	506,624	17,027,633

		130,075,137
SOFTWARE — 4.32%
Microsoft Corp.	3,304,285	106,563,191
Oracle Corp.	1,734,428	50,575,921

		157,139,112
TELECOMMUNICATIONS — 4.95%
AT&T Inc.	2,623,094	81,919,226
Cisco Systems Inc.	2,383,375	50,408,381

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2012

Security	Shares	Value

Verizon Communications Inc.	1,254,646	$47,965,116

		180,292,723
TRANSPORTATION — 2.18%
FedEx Corp.	139,212	12,801,936
Norfolk Southern Corp.	145,983	9,610,061
Union Pacific Corp.	212,430	22,831,976
United Parcel Service Inc. Class B	424,210	34,242,231

		79,486,204

TOTAL COMMON STOCKS (Cost: $3,711,455,954)		3,632,148,242

SHORT-TERM INVESTMENTS — 0.94%

MONEY MARKET FUNDS — 0.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	29,452,380	29,452,380
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	2,282,327	2,282,327
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	2,592,788	2,592,788

		34,327,495

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,327,495)		34,327,495

TOTAL INVESTMENTS IN SECURITIES — 100.76%
(Cost: $3,745,783,449)		3,666,475,737
Other Assets, Less Liabilities — (0.76)%		(27,687,760)

NET ASSETS — 100.00%		$3,638,787,977

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS
ADVERTISING
Other securities[a]		$17,570,206	0.16%

		17,570,206	0.16
AEROSPACE & DEFENSE
BE Aerospace Inc.[b]	959,599	44,592,566	0.41
Other securities[a]		81,760,230	0.74

		126,352,796	1.15
AGRICULTURE
Other securities[a]		9,998,915	0.09

		9,998,915	0.09
AIRLINES
Other securities[a]		32,715,458	0.30

		32,715,458	0.30
APPAREL
Other securities[a]		126,329,591	1.15

		126,329,591	1.15
AUTO MANUFACTURERS
Other securities[a]		19,595,564	0.18

		19,595,564	0.18
BANKS
Other securities[a]		427,554,692	3.89

		427,554,692	3.89
BEVERAGES
Green Mountain Coffee Roasters Inc.[b,c]	1,200,878	56,249,125	0.51
Monster Beverage Corp.[b]	1,399,820	86,914,824	0.79

		143,163,949	1.30
BIOTECHNOLOGY
Regeneron Pharmaceuticals Inc.[b,c]	703,105	81,996,105	0.75
Vertex Pharmaceuticals Inc.[b]	1,942,005	79,641,625	0.72
Other securities[a]		58,517,957	0.53

		220,155,687	2.00
BUILDING MATERIALS
Other securities[a]		99,050,552	0.90

		99,050,552	0.90
CHEMICALS
Albemarle Corp.	821,069	52,482,731	0.48

Security	Shares	Value	% of Net Assets

Other securities[a]		$242,629,110	2.20%

		295,111,841	2.68
COAL
Other securities[a]		26,462,259	0.24

		26,462,259	0.24
COMMERCIAL SERVICES
Alliance Data Systems Corp.[b,c]	461,887	58,179,286	0.53
Other securities[a]		519,045,093	4.72

		577,224,379	5.25
COMPUTERS
Other securities[a]		263,654,657	2.40

		263,654,657	2.40
DISTRIBUTION & WHOLESALE
Fossil Inc.[b,c]	479,155	63,238,877	0.58
Other securities[a]		148,665,025	1.35

		211,903,902	1.93
DIVERSIFIED FINANCIAL SERVICES
Affiliated Managers Group Inc.[b]	494,402	55,279,088	0.50
Other securities[a]		170,369,637	1.55

		225,648,725	2.05
ELECTRIC
NSTAR	955,807	46,480,894	0.42
OGE Energy Corp.	904,814	48,407,549	0.44
Other securities[a]		304,226,231	2.77

		399,114,674	3.63
ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	1,481,445	71,864,897	0.65
Energizer Holdings Inc.[b]	608,572	45,143,871	0.41
Other securities[a]		81,002,987	0.74

		198,011,755	1.80
ELECTRONICS
Avnet Inc.[b]	1,338,558	48,710,126	0.44
Mettler-Toledo International Inc.[b]	290,560	53,680,960	0.49
Trimble Navigation Ltd.[b,c]	1,148,526	62,502,785	0.57
Other securities[a]		170,484,239	1.55

		335,378,110	3.05

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ENGINEERING & CONSTRUCTION
KBR Inc.	1,365,966	$48,560,091	0.44%
Other securities[a]		83,619,995	0.76

		132,180,086	1.20
ENTERTAINMENT
Other securities[a]		44,153,597	0.40

		44,153,597	0.40
ENVIRONMENTAL CONTROL
Other securities[a]		78,117,252	0.71

		78,117,252	0.71
FOOD
Other securities[a]		158,192,346	1.44

		158,192,346	1.44
FOREST PRODUCTS & PAPER
Other securities[a]		32,361,194	0.29

		32,361,194	0.29
GAS
Other securities[a]		127,369,997	1.16

		127,369,997	1.16
HAND & MACHINE TOOLS
Other securities[a]		93,007,627	0.85

		93,007,627	0.85
HEALTH CARE — PRODUCTS
Henry Schein Inc.[b,c]	828,404	62,693,615	0.57
Hologic Inc.[b]	2,436,287	52,501,985	0.48
Other securities[a]		262,826,266	2.39

		378,021,866	3.44
HEALTH CARE — SERVICES
Other securities[a]		257,815,385	2.35

		257,815,385	2.35
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		13,067,074	0.12

		13,067,074	0.12
HOME BUILDERS
Other securities[a]		94,183,615	0.86

		94,183,615	0.86
HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	1,313,908	64,631,135	0.59

Security	Shares	Value	% of Net Assets

Other securities[a]		$59,919,371	0.54%

		124,550,506	1.13
INSURANCE
Everest Re Group Ltd.	496,405	45,927,391	0.42
Other securities[a]		423,031,188	3.85

		468,958,579	4.27
INTERNET
Equinix Inc.[b,c]	430,789	67,827,728	0.62
Rackspace Hosting Inc.[b]	962,280	55,610,161	0.51
TIBCO Software Inc.[b]	1,538,348	46,919,614	0.43
Other securities[a]		31,261,949	0.27

		201,619,452	1.83
IRON & STEEL
Other securities[a]		105,531,101	0.96

		105,531,101	0.96
LEISURE TIME
Polaris Industries Inc.	631,976	45,597,068	0.41
Other securities[a]		31,982,023	0.30

		77,579,091	0.71
MACHINERY
Other securities[a]		238,370,771	2.17

		238,370,771	2.17
MANUFACTURING
Donaldson Co. Inc.	1,374,772	49,120,603	0.45
Other securities[a]		248,363,052	2.26

		297,483,655	2.71
MEDIA
Other securities[a]		112,555,772	1.02

		112,555,772	1.02
METAL FABRICATE & HARDWARE
Other securities[a]		73,022,065	0.66

		73,022,065	0.66
MINING
Other securities[a]		21,863,052	0.20

		21,863,052	0.20
OFFICE FURNISHINGS
Other securities[a]		23,809,337	0.22

		23,809,337	0.22

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

OIL & GAS
Cimarex Energy Co.	791,224	$59,713,675	0.54%
HollyFrontier Corp.	1,922,057	61,794,133	0.56
Plains Exploration & Production Co.[b]	1,183,755	50,487,151	0.46
Other securities[a]		180,632,995	1.65

		352,627,954	3.21
OIL & GAS SERVICES
Oceaneering International Inc.	997,337	53,746,491	0.49
Other securities[a]		165,183,638	1.50

		218,930,129	1.99
PACKAGING & CONTAINERS
Other securities[a]		137,220,063	1.25

		137,220,063	1.25
PHARMACEUTICALS
Other securities[a]		147,740,634	1.34

		147,740,634	1.34
REAL ESTATE
Other securities[a]		33,550,020	0.31

		33,550,020	0.31
REAL ESTATE INVESTMENT TRUSTS
Camden Property Trust	727,789	47,852,127	0.44
Essex Property Trust Inc.[c]	321,357	48,688,799	0.44
Federal Realty Investment Trust	587,417	56,856,091	0.52
Macerich Co. (The)	1,219,110	70,403,602	0.64
Rayonier Inc.	1,128,876	49,772,143	0.45
Realty Income Corp.[c]	1,230,835	47,670,240	0.43
SL Green Realty Corp.[c]	797,460	61,843,023	0.56
UDR Inc.	2,063,353	55,112,159	0.50
Other securities[a]		507,589,485	4.62

		945,787,669	8.60
RETAIL
Advance Auto Parts Inc.	672,887	59,597,602	0.54%
PetSmart Inc.	1,030,088	58,941,635	0.54
PVH Corp.	624,201	55,759,875	0.51
Tractor Supply Co.	658,174	59,604,237	0.54
Other securities[a]		569,518,938	5.18

		803,422,287	7.31

Security	Shares	Value	% of Net Assets

SAVINGS & LOANS
New York Community Bancorp Inc.	4,052,591	$56,371,541	0.51%
Other securities[a]		56,308,840	0.51

		112,680,381	1.02
SEMICONDUCTORS
Lam Research Corp.[b,c]	1,106,155	49,356,636	0.45
Skyworks Solutions Inc.[b]	1,739,231	48,089,737	0.44
Other securities[a]		241,357,315	2.19

		338,803,688	3.08
SHIPBUILDING
Other securities[a]		18,128,563	0.16

		18,128,563	0.16
SOFTWARE
ANSYS Inc.[b]	856,299	55,676,561	0.51
Informatica Corp.[b]	991,191	52,434,004	0.48
VeriFone Systems Inc.[b,c]	978,380	50,748,571	0.46
Other securities[a]		268,405,668	2.44

		427,264,804	3.89
TELECOMMUNICATIONS
Other securities[a]		181,223,888	1.65

		181,223,888	1.65
TEXTILES
Other securities[a]		35,091,873	0.32

		35,091,873	0.32
TRANSPORTATION
J.B. Hunt Transport Services Inc.	831,811	45,225,564	0.41
Kansas City Southern Industries Inc.[b]	1,014,844	72,754,166	0.66
Other securities[a]		146,426,164	1.34

		264,405,894	2.41
TRUCKING & LEASING
Other securities[a]		17,390,296	0.16

		17,390,296	0.16
WATER
Other securities[a]		28,594,459	0.26

		28,594,459	0.26

TOTAL COMMON STOCKS
(Cost: $9,761,458,427)		10,971,673,734	99.81%

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	1,125,022,811	$1,125,022,811	10.23%
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	87,180,390	87,180,390	0.79
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	10,577,444	10,577,444	0.10

		1,222,780,645	11.12

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,222,780,645)		1,222,780,645	11.12

TOTAL INVESTMENTS IN SECURITIES
(Cost: $10,984,239,072)		12,194,454,379	110.93
Other Assets, Less Liabilities		(1,201,835,927)	(10.93)

NET ASSETS		$10,992,618,452	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
168	S&P MidCap 400 E-mini (June 2012)	Chicago Mercantile	$16,670,640	$544,244

As of March 31, 2012, the Fund has pledged, to brokers, cash in the amount of $1,410,000 for initial margin requirements on outstanding futures contracts. See Note 7.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$4,305,474	0.14%

		4,305,474	0.14
AEROSPACE & DEFENSE
Other securities[a]		37,704,720	1.23

		37,704,720	1.23
AIRLINES
Other securities[a]		12,524,821	0.41

		12,524,821	0.41
APPAREL
Other securities[a]		53,216,675	1.74

		53,216,675	1.74
BANKS
Other securities[a]		53,312,635	1.74

		53,312,635	1.74
BEVERAGES
Green Mountain Coffee Roasters Inc.[b,c]	640,746	30,012,542	0.98
Monster Beverage Corp.[b]	747,020	46,382,472	1.51

		76,395,014	2.49
BIOTECHNOLOGY
Regeneron Pharmaceuticals Inc.[b,c]	375,118	43,746,261	1.43
Vertex Pharmaceuticals Inc.[b]	549,141	22,520,272	0.73
Other securities[a]		26,528,580	0.87

		92,795,113	3.03
BUILDING MATERIALS
Other securities[a]		15,842,020	0.52

		15,842,020	0.52
CHEMICALS
Albemarle Corp.	438,112	28,004,119	0.91
Other securities[a]		34,602,608	1.13

		62,606,727	2.04
COMMERCIAL SERVICES
Alliance Data Systems Corp.[b,c]	246,515	31,051,029	1.01
Gartner Inc.[b]	459,951	19,612,311	0.64
Other securities[a]		113,223,514	3.70

		163,886,854	5.35

Security	Shares	Value	% of Net Assets

COMPUTERS
MICROS Systems Inc.[b]	393,740	$21,769,885	0.71%
Riverbed Technology Inc.[b]	775,940	21,788,395	0.71
Other securities[a]		31,250,534	1.02

		74,808,814	2.44
DISTRIBUTION & WHOLESALE
Fossil Inc.[b,c]	255,672	33,743,590	1.10
LKQ Corp.[b]	725,471	22,612,931	0.74
Other securities[a]		10,357,900	0.34

		66,714,421	2.18
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		43,125,754	1.41

		43,125,754	1.41
ELECTRIC
Other securities[a]		71,584,666	2.33

		71,584,666	2.33
ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	790,609	38,352,443	1.25
Other securities[a]		37,865,757	1.24

		76,218,200	2.49
ELECTRONICS
Mettler-Toledo International Inc.[b]	155,108	28,656,203	0.93
Trimble Navigation Ltd.[b,c]	612,849	33,351,243	1.09
Other securities[a]		50,968,170	1.67

		112,975,616	3.69
ENTERTAINMENT
Other securities[a]		6,675,045	0.22

		6,675,045	0.22
ENVIRONMENTAL CONTROL
Other securities[a]		32,328,607	1.05

		32,328,607	1.05
FOOD
Corn Products International Inc.	375,353	21,639,100	0.71
Other securities[a]		24,788,546	0.80

		46,427,646	1.51
FOREST PRODUCTS & PAPER
Other securities[a]		8,979,550	0.29

		8,979,550	0.29

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

GAS
Other securities[a]		$10,228,473	0.33%

		10,228,473	0.33
HAND & MACHINE TOOLS
Other securities[a]		17,250,129	0.56

		17,250,129	0.56
HEALTH CARE — PRODUCTS
Cooper Companies Inc. (The)	234,890	19,192,862	0.63
Henry Schein Inc.[b]	442,235	33,468,345	1.09
IDEXX Laboratories Inc.[b,c]	271,198	23,716,265	0.77
ResMed Inc.[b,c]	710,294	21,955,187	0.72
Other securities[a]		76,278,867	2.49

		174,611,526	5.70
HEALTH CARE — SERVICES
Other securities[a]		66,875,213	2.18

		66,875,213	2.18
HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	701,449	34,504,276	1.13
Other securities[a]		25,276,643	0.82

		59,780,919	1.95
INSURANCE
Other securities[a]		26,057,666	0.85

		26,057,666	0.85
INTERNET
Equinix Inc.[b,c]	229,840	36,188,308	1.18
Rackspace Hosting Inc.[b]	513,530	29,676,899	0.97
TIBCO Software Inc.[b]	820,817	25,034,919	0.82
Other securities[a]		2,812,160	0.09

		93,712,286	3.06
IRON & STEEL
Other securities[a]		7,238,817	0.24

		7,238,817	0.24
LEISURE TIME
Polaris Industries Inc.	337,211	24,329,774	0.79
Other securities[a]		10,587,841	0.35

		34,917,615	1.14
MACHINERY
Other securities[a]		75,907,917	2.48

		75,907,917	2.48

Security	Shares	Value	% of Net Assets

MANUFACTURING
Donaldson Co. Inc.	734,197	$26,232,859	0.86%
Other securities[a]		62,066,564	2.02

		88,299,423	2.88
MEDIA
FactSet Research Systems Inc.	222,222	22,008,867	0.72
Other securities[a]		12,876,366	0.42

		34,885,233	1.14
METAL FABRICATE & HARDWARE
Other securities[a]		13,021,356	0.42

		13,021,356	0.42
MINING
Other securities[a]		11,668,870	0.38

		11,668,870	0.38
OIL & GAS
Cimarex Energy Co.	422,158	31,860,264	1.04
SM Energy Co.	315,829	22,351,219	0.73
Other securities[a]		42,806,877	1.39

		97,018,360	3.16
OIL & GAS SERVICES
Oceaneering International Inc.	532,215	28,681,066	0.94
Oil States International Inc.[b]	252,923	19,743,169	0.64
Other securities[a]		48,645,075	1.59

		97,069,310	3.17
PACKAGING & CONTAINERS
Rock-Tenn Co. Class A	347,754	23,494,260	0.77
Other securities[a]		12,748,261	0.41

		36,242,521	1.18
PHARMACEUTICALS
Endo Pharmaceuticals Holdings Inc.[b]	574,910	22,266,265	0.73
Other securities[a]		26,683,595	0.87

		48,949,860	1.60
REAL ESTATE INVESTMENT TRUSTS
Essex Property Trust Inc.[c]	171,483	25,981,389	0.85
Federal Realty Investment Trust	313,674	30,360,506	0.99
Macerich Co. (The)	325,123	18,775,853	0.61
Rayonier Inc.	416,190	18,349,817	0.60
Taubman Centers Inc.	286,019	20,865,086	0.68
Other securities[a]		158,757,706	5.18

		273,090,357	8.91

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

RETAIL
Advance Auto Parts Inc.	359,230	$31,817,001	1.04%
MSC Industrial Direct Co. Inc. Class A	226,908	18,896,898	0.62
Panera Bread Co. Class Ab	146,403	23,559,171	0.77
PetSmart Inc.	549,864	31,463,218	1.03
PVH Corp.	333,049	29,751,267	0.97
Tractor Supply Co.	351,288	31,812,641	1.04
Other securities[a]		81,258,469	2.64

		248,558,665	8.11
SEMICONDUCTORS
Lam Research Corp.[b,c]	590,522	26,349,092	0.86
Other securities[a]		83,624,875	2.73

		109,973,967	3.59
SOFTWARE
ANSYS Inc.[b]	457,044	29,717,001	0.97
Informatica Corp.[b]	528,901	27,978,863	0.91
MSCI Inc. Class Ab,c	598,330	22,024,527	0.72
VeriFone Systems Inc.[b,c]	521,966	27,074,377	0.88
Other securities[a]		81,034,478	2.65

		187,829,246	6.13
TELECOMMUNICATIONS
Other securities[a]		50,583,274	1.65

		50,583,274	1.65
TRANSPORTATION
J.B. Hunt Transport Services Inc.	443,935	24,136,746	0.79
Kansas City Southern Industries Inc.[b]	352,002	25,235,023	0.82
Other securities[a]		23,089,354	0.75

		72,461,123	2.36
TRUCKING & LEASING
Other securities[a]		4,449,886	0.14

		4,449,886	0.14
WATER
Other securities[a]		8,234,773	0.27

		8,234,773	0.27

TOTAL COMMON STOCKS		3,061,345,157	99.88
(Cost: $2,650,448,705)

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	307,375,167	$307,375,167	10.03%
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	23,819,150	23,819,150	0.78
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	2,037,923	2,037,923	0.06

		333,232,240	10.87

TOTAL SHORT-TERM INVESTMENTS (Cost: $333,232,240)		333,232,240	10.87

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,983,680,945)		3,394,577,397	110.75
Other Assets, Less Liabilities		(329,633,343)	(10.75)

NET ASSETS		$3,064,944,054	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$4,014,400	0.18%

		4,014,400	0.18
AEROSPACE & DEFENSE
Other securities[a]		23,622,330	1.06

		23,622,330	1.06
AGRICULTURE
Other securities[a]		4,240,041	0.19

		4,240,041	0.19
AIRLINES
Other securities[a]		3,934,523	0.18

		3,934,523	0.18
APPAREL
Hanesbrands Inc.[b]	381,689	11,275,093	0.51

		11,275,093	0.51
AUTO MANUFACTURERS
Other securities[a]		8,299,656	0.37

		8,299,656	0.37
BANKS
East West Bancorp Inc.	581,695	13,431,338	0.60
Hancock Holding Co.	331,588	11,774,690	0.53
Other securities[a]		113,282,958	5.10

		138,488,986	6.23
BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b]	386,766	15,861,274	0.71
Other securities[a]		3,727,772	0.17

		19,589,046	0.88
BUILDING MATERIALS
Other securities[a]		29,374,730	1.32

		29,374,730	1.32
CHEMICALS
Ashland Inc.	306,350	18,705,731	0.84
RPM International Inc.	513,555	13,450,005	0.61
Other securities[a]		43,184,719	1.94

		75,340,455	3.39

COAL
Other securities[a]		11,209,078	0.50

		11,209,078	0.50

Security	Shares	Value	% of Net Assets

COMMERCIAL SERVICES
Manpower Inc.	313,537	$14,852,248	0.67%
Other securities[a]		99,604,725	4.48

		114,456,973	5.15
COMPUTERS
NCR Corp.[b]	619,347	13,446,023	0.61
Other securities[a]		38,904,936	1.75

		52,350,959	2.36
DISTRIBUTION & WHOLESALE
Arrow Electronics Inc.[b]	437,772	18,373,291	0.83
Other securities[a]		18,461,264	0.83

		36,834,555	1.66
DIVERSIFIED FINANCIAL SERVICES
Affiliated Managers Group Inc.[b]	104,762	11,713,439	0.53
Raymond James Financial Inc.	436,239	15,935,811	0.72
Other securities[a]		33,707,920	1.51

		61,357,170	2.76
ELECTRIC
MDU Resources Group Inc.	738,720	16,539,941	0.74
NV Energy Inc.	923,326	14,884,015	0.67
Westar Energy Inc.	493,116	13,772,730	0.62
Other securities[a]		67,120,742	3.02

		112,317,428	5.05
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		23,408,827	1.05

		23,408,827	1.05
ELECTRONICS
Avnet Inc.[b]	567,459	20,649,833	0.93
Other securities[a]		31,774,354	1.43

		52,424,187	2.36
ENGINEERING & CONSTRUCTION
KBR Inc.	579,106	20,587,218	0.93
URS Corp.[c]	311,456	13,243,109	0.60
Other securities[a]		22,203,300	0.99

		56,033,627	2.52
ENTERTAINMENT
Other securities[a]		13,401,065	0.60

		13,401,065	0.60

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ENVIRONMENTAL CONTROL
Other securities[a]		$7,442,573	0.34%

		7,442,573	0.34
FOOD
Smithfield Foods Inc.[b]	629,728	13,872,908	0.62
Other securities[a]		16,336,563	0.74

		30,209,471	1.36
FOREST PRODUCTS & PAPER
Other securities[a]		6,584,844	0.30

		6,584,844	0.30
GAS
UGI Corp.	438,701	11,954,602	0.54
Other securities[a]		33,910,498	1.52

		45,865,100	2.06
HAND & MACHINE TOOLS
Kennametal Inc.	312,024	13,894,429	0.63
Other securities[a]		11,828,900	0.53

		25,723,329	1.16
HEALTH CARE — PRODUCTS
Other securities[a]		21,533,616	0.97

		21,533,616	0.97
HEALTH CARE — SERVICES
Health Net Inc.[b]	324,102	12,873,331	0.58
WellCare Health Plans Inc.[b]	167,655	12,051,041	0.54
Other securities[a]		31,256,290	1.41

		56,180,662	2.53
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		5,529,339	0.25

		5,529,339	0.25
HOME BUILDERS
NVR Inc.[b]	19,792	14,375,523	0.65
Toll Brothers Inc.[b,c]	573,674	13,762,439	0.62
Other securities[a]		11,756,998	0.53

		39,894,960	1.80
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		5,323,589	0.24

		5,323,589	0.24
INSURANCE
American Financial Group Inc.	298,765	11,526,354	0.52

Security	Shares	Value	% of Net Assets

Everest Re Group Ltd.	210,225	$19,450,017	0.88%
Fidelity National Financial Inc. Class A	866,875	15,629,756	0.70
HCC Insurance Holdings Inc.	407,295	12,695,385	0.57
Reinsurance Group of America Inc.	287,065	17,071,755	0.77
W.R. Berkley Corp.	436,944	15,782,417	0.71
Other securities[a]		85,722,034	3.85

		177,877,718	8.00
INTERNET
Other securities[a]		11,006,849	0.50

		11,006,849	0.50
IRON & STEEL
Reliance Steel & Aluminum Co.	293,597	16,582,359	0.75
Steel Dynamics Inc.	856,982	12,460,518	0.56
Other securities[a]		9,940,481	0.44

		38,983,358	1.75
LEISURE TIME
Other securities[a]		5,134,389	0.23

		5,134,389	0.23
MACHINERY
AGCO Corp.[b]	380,250	17,951,603	0.81
Other securities[a]		22,792,876	1.02

		40,744,479	1.83
MANUFACTURING
Other securities[a]		55,982,873	2.52

		55,982,873	2.52
MEDIA
Other securities[a]		19,997,523	0.90

		19,997,523	0.90
METAL FABRICATE & HARDWARE
Timken Co. (The)	328,851	16,685,900	0.75
Other securities[a]		3,931,938	0.18

		20,617,838	0.93
OFFICE FURNISHINGS
Other securities[a]		10,081,691	0.45

		10,081,691	0.45
OIL & GAS
HollyFrontier Corp.	814,626	26,190,226	1.18

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

Plains Exploration & Production Co.[b]	326,021	$13,904,796	0.63%
Other securities[a]		32,302,276	1.45

		72,397,298	3.26
OIL & GAS SERVICES
Other securities[a]		15,685,250	0.71

		15,685,250	0.71
PACKAGING & CONTAINERS
Sonoco Products Co.	393,374	13,060,017	0.59
Other securities[a]		16,352,777	0.73

		29,412,794	1.32
PHARMACEUTICALS
Omnicare Inc.	444,465	15,809,620	0.71
Other securities[a]		7,931,414	0.36

		23,741,034	1.07
REAL ESTATE
Jones Lang LaSalle Inc.	170,678	14,219,184	0.64

		14,219,184	0.64
REAL ESTATE INVESTMENT TRUSTS
Duke Realty Corp.[c]	1,013,483	14,533,346	0.65
Hospitality Properties Trust	483,282	12,792,475	0.58
Macerich Co. (The)	258,207	14,911,454	0.67
SL Green Realty Corp.	162,201	12,578,688	0.57
Weingarten Realty Investors[c]	472,814	12,496,474	0.56
Other securities[a]		116,601,399	5.25

		183,913,836	8.28
RETAIL
American Eagle Outfitters Inc.	758,033	13,030,587	0.59
Foot Locker Inc.	591,651	18,370,764	0.83
World Fuel Services Corp.	278,394	11,414,154	0.51
Other securities[a]		100,314,295	4.51

		143,129,800	6.44
SAVINGS & LOANS
First Niagara Financial Group Inc.	1,376,572	13,545,468	0.61
New York Community Bancorp Inc.	1,716,128	23,871,340	1.07
Other securities[a]		10,307,835	0.47

		47,724,643	2.15

Security	Shares	Value	% of Net Assets

SEMICONDUCTORS
Other securities[a]		$56,258,241	2.53%

		56,258,241	2.53
SHIPBUILDING
Other securities[a]		7,685,599	0.35

		7,685,599	0.35
SOFTWARE
Other securities[a]		31,915,040	1.44

		31,915,040	1.44
TELECOMMUNICATIONS
Other securities[a]		36,622,553	1.65

		36,622,553	1.65
TEXTILES
Mohawk Industries Inc.[b]	223,473	14,863,189	0.67

		14,863,189	0.67
TRANSPORTATION
Other securities[a]		54,532,103	2.45

		54,532,103	2.45
TRUCKING & LEASING
Other securities[a]		3,830,918	0.17

		3,830,918	0.17
WATER
Other securities[a]		5,572,946	0.25

		5,572,946	0.25

TOTAL COMMON STOCKS
(Cost: $2,055,187,348)		2,218,191,758	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	161,046,276	161,046,276	7.25
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	12,479,816	12,479,816	0.56
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	1,473,387	1,473,387	0.07

		174,999,479	7.88

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2012

	Value	% of Net Assets
TOTAL SHORT-TERM INVESTMENTS
(Cost: $174,999,479)	$174,999,479	7.88%

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,230,186,827)	2,393,191,237	107.70
Other Assets, Less Liabilities	(171,029,378)	(7.70)

NET ASSETS	$2,222,161,859	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P SMALL CAP 600 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$6,114,470	0.08%

		6,114,470	0.08
AEROSPACE & DEFENSE
Moog Inc. Class Ab,c	692,843	29,716,036	0.38
Teledyne Technologies Inc.[b]	562,618	35,473,065	0.45
Other securities[a]		94,344,673	1.22

		159,533,774	2.05
AGRICULTURE
Other securities[a]		18,772,651	0.24

		18,772,651	0.24
AIRLINES
Other securities[a]		21,276,547	0.27

		21,276,547	0.27
APPAREL
Crocs Inc.[b]	1,376,935	28,805,480	0.37
Wolverine World Wide Inc.	746,931	27,770,895	0.36
Other securities[a]		94,701,076	1.21

		151,277,451	1.94
AUTO PARTS & EQUIPMENT
Other securities[a]		15,144,528	0.19

		15,144,528	0.19
BANKS
Susquehanna Bancshares Inc.	2,868,851	28,344,248	0.36
Other securities[a]		443,338,120	5.69

		471,682,368	6.05
BEVERAGES
Other securities[a]		28,822,490	0.37

		28,822,490	0.37
BIOTECHNOLOGY
Cubist Pharmaceuticals Inc.[b,c]	965,914	41,775,780	0.54
Other securities[a]		43,575,642	0.55

		85,351,422	1.09
BUILDING MATERIALS
Other securities[a]		127,156,391	1.63

		127,156,391	1.63

Security	Shares	Value	% of Net Assets

CHEMICALS
Other securities[a]		$133,802,467	1.72%

		133,802,467	1.72
COAL
Other securities[a]		30,177,488	0.39

		30,177,488	0.39
COMMERCIAL SERVICES
Other securities[a]		367,776,111	4.72

		367,776,111	4.72
COMPUTERS
Other securities[a]		188,648,917	2.42

		188,648,917	2.42
COSMETICS & PERSONAL CARE
Other securities[a]		3,910,262	0.05

		3,910,262	0.05
DISTRIBUTION & WHOLESALE
Other securities[a]		88,749,660	1.14

		88,749,660	1.14
DIVERSIFIED FINANCIAL SERVICES
Stifel Financial Corp.[b]	822,974	31,141,336	0.40
Other securities[a]		110,979,660	1.42

		142,120,996	1.82
ELECTRIC
Other securities[a]		154,459,097	1.98

		154,459,097	1.98
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		96,780,043	1.24

		96,780,043	1.24
ELECTRONICS
FEI Co.[b,c]	581,427	28,553,880	0.37
Other securities[a]		290,402,370	3.72

		318,956,250	4.09
ENGINEERING & CONSTRUCTION
EMCOR Group Inc.	1,020,408	28,285,710	0.36
Other securities[a]		36,009,354	0.46

		64,295,064	0.82
ENTERTAINMENT
Other securities[a]		42,279,024	0.54

		42,279,024	0.54

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments  (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ENVIRONMENTAL CONTROL
Darling International Inc.[b,c]	1,798,971	$31,338,075	0.40%
Other securities[a]		39,181,014	0.50

		70,519,089	0.90
FOOD
Hain Celestial Group Inc.[b,c]	680,728	29,822,694	0.38
TreeHouse Foods Inc.[b,c]	550,189	32,736,246	0.42
United Natural Foods Inc.[b,c]	747,256	34,866,965	0.45
Other securities[a]		99,048,018	1.27

		196,473,923	2.52
FOREST PRODUCTS & PAPER
Other securities[a]		85,310,748	1.09

		85,310,748	1.09
GAS
New Jersey Resources Corp.	637,039	28,392,828	0.36
Piedmont Natural Gas Co.	1,109,461	34,470,953	0.44
Southwest Gas Corp.	707,957	30,258,082	0.39
Other securities[a]		55,438,491	0.71

		148,560,354	1.90
HAND & MACHINE TOOLS
Other securities[a]		14,295,759	0.18

		14,295,759	0.18
HEALTH CARE — PRODUCTS
Zoll Medical Corp.[b]	340,283	31,520,414	0.40
Other securities[a]		219,059,042	2.81

		250,579,456	3.21
HEALTH CARE — SERVICES
Centene Corp.[b]	781,375	38,263,934	0.49
Other securities[a]		118,153,298	1.52

		156,417,232	2.01
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		20,583,251	0.26

		20,583,251	0.26
HOME BUILDERS
Other securities[a]		39,789,848	0.51

		39,789,848	0.51
HOME FURNISHINGS
Select Comfort Corp.[b]	866,907	28,079,118	0.36

Security	Shares	Value	% of Net Assets

Other securities[a]		$38,030,174	0.49%

		66,109,292	0.85
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		53,604,600	0.69

		53,604,600	0.69
HOUSEWARES
Toro Co. (The)	460,855	32,771,399	0.42

		32,771,399	0.42
INSURANCE
Delphi Financial Group Inc. Class A	847,065	37,923,100	0.49
ProAssurance Corp.	468,291	41,261,120	0.53
Other securities[a]		124,883,504	1.60

		204,067,724	2.62
INTERNET
Other securities[a]		139,531,358	1.79

		139,531,358	1.79
IRON & STEEL
Other securities[a]		12,805,960	0.16

		12,805,960	0.16
LEISURE TIME
Brunswick Corp.	1,369,593	35,267,020	0.45
Other securities[a]		25,717,042	0.33

		60,984,062	0.78
LODGING
Other securities[a]		12,200,588	0.16

		12,200,588	0.16
MACHINERY
Cognex Corp.	651,137	27,582,163	0.35
Robbins & Myers Inc.	697,177	36,288,063	0.47
Other securities[a]		114,216,963	1.46

		178,087,189	2.28
MANUFACTURING
Actuant Corp. Class A	1,044,488	30,279,707	0.39
Other securities[a]		187,714,095	2.41

		217,993,802	2.80
MEDIA
Other securities[a]		13,262,262	0.17

		13,262,262	0.17

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments  (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

METAL FABRICATE & HARDWARE
Other securities[a]		$77,995,400	1.00%

		77,995,400	1.00
MINING
Other securities[a]		39,203,330	0.50

		39,203,330	0.50
OFFICE FURNISHINGS
Other securities[a]		12,367,554	0.16

		12,367,554	0.16
OIL & GAS
Other securities[a]		130,950,864	1.68

		130,950,864	1.68
OIL & GAS SERVICES
Lufkin Industries Inc.	509,432	41,085,691	0.53
SEACOR Holdings Inc.[b]	321,113	30,756,203	0.39
Other securities[a]		97,420,927	1.25

		169,262,821	2.17
PHARMACEUTICALS
Align Technology Inc.[b]	1,059,911	29,200,548	0.37
Questcor Pharmaceuticals Inc.[b,c]	975,884	36,712,756	0.47
Salix Pharmaceuticals Ltd.[b,c]	911,778	47,868,345	0.61
ViroPharma Inc.[b,c]	1,084,286	32,604,480	0.42
Other securities[a]		61,803,070	0.80

		208,189,199	2.67
REAL ESTATE
Other securities[a]		30,332,806	0.39

		30,332,806	0.39
REAL ESTATE INVESTMENT TRUSTS
BioMed Realty Trust Inc.	2,367,532	44,935,757	0.58
Colonial Properties Trust[c]	1,348,744	29,308,207	0.38
Entertainment Properties Trust[c]	715,119	33,167,219	0.43
Extra Space Storage Inc.	1,454,871	41,885,736	0.54
Kilroy Realty Corp.[c]	1,048,609	48,875,665	0.63
LaSalle Hotel Properties[c]	1,314,068	36,977,874	0.47
Mid-America Apartment Communities Inc.[c]	627,943	42,091,019	0.54
Post Properties Inc.	816,989	38,284,105	0.49

Security	Shares	Value	% of Net Assets

Tanger Factory Outlet Centers Inc.	1,392,956	$41,412,582	0.53%
Other securities[a]		249,568,924	3.19

		606,507,088	7.78
RETAIL
Casey’s General Stores Inc.	582,941	32,329,908	0.41
Coinstar Inc.[b,c]	465,235	29,565,684	0.38
Men’s Wearhouse Inc. (The)	786,710	30,500,747	0.39
Other securities[a]		588,037,240	7.54

		680,433,579	8.72
SAVINGS & LOANS
Other securities[a]		68,459,667	0.88

		68,459,667	0.88
SEMICONDUCTORS
Microsemi Corp.[b,c]	1,342,567	28,784,636	0.37
Other securities[a]		319,016,795	4.09

		347,801,431	4.46
SOFTWARE
CommVault Systems Inc.[b,c]	678,355	33,673,542	0.43
Taleo Corp. Class Ab	642,144	29,493,674	0.38
Other securities[a]		269,366,893	3.45

		332,534,109	4.26
STORAGE & WAREHOUSING
Other securities[a]		11,844,920	0.15

		11,844,920	0.15
TELECOMMUNICATIONS
Anixter International Inc.[b]	426,870	30,960,881	0.40
ViaSat Inc.[b,c]	657,538	31,699,907	0.41
Other securities[a]		133,582,576	1.71

		196,243,364	2.52
TEXTILES
Other securities[a]		24,358,605	0.31

		24,358,605	0.31
TOYS, GAMES & HOBBIES
Other securities[a]		6,876,050	0.09

		6,876,050	0.09
TRANSPORTATION
Old Dominion Freight Line Inc.[b,c]	721,935	34,414,641	0.44

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments  (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets
Other securities[a]		$104,194,484	1.34%

		138,609,125	1.78
WATER
Other securities[a]		10,396,755	0.13

		10,396,755	0.13

TOTAL COMMON STOCKS
(Cost: $7,651,465,972)		7,783,402,034	99.79

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	1,207,133,821	1,207,133,821	15.47
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	93,543,345	93,543,345	1.20
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	9,883,205	9,883,205	0.13

		1,310,560,371	16.80

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,310,560,371)		1,310,560,371	16.80

TOTAL INVESTMENTS IN SECURITIES
(Cost: $8,962,026,343)		9,093,962,405	116.59
Other Assets, Less Liabilities		(1,294,111,624)	(16.59)

NET ASSETS		$7,799,850,781	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

AEROSPACE & DEFENSE
Teledyne Technologies Inc.[a]	238,960	$15,066,428	0.91%
Other securitiesb		21,752,147	1.31

		36,818,575	2.22
AIRLINES
Other securities[b]		5,348,194	0.32

		5,348,194	0.32
APPAREL
Steven Madden Ltd.[a],[c]	254,975	10,900,181	0.66
Wolverine World Wide Inc.	316,801	11,778,661	0.71
Other securities[b]		18,661,558	1.12

		41,340,400	2.49
BANKS
Other securities[b]		32,534,918	1.96

		32,534,918	1.96
BEVERAGES
Other securities[b]		12,209,191	0.74

		12,209,191	0.74
BIOTECHNOLOGY
Cubist Pharmaceuticals Inc.[a,c]	409,805	17,724,066	1.07
Other securities[b]		15,960,850	0.96

		33,684,916	2.03
BUILDING MATERIALS
Other securities[b]		9,838,288	0.59

		9,838,288	0.59
CHEMICALS
Other securities[b]		22,513,764	1.36

		22,513,764	1.36
COAL
Other securities[b]		1,513,015	0.09

		1,513,015	0.09
COMMERCIAL SERVICES
MAXIMUS Inc.	219,649	8,933,125	0.54
Other securities[b]		63,698,536	3.84

		72,631,661	4.38
COMPUTERS
CACI International Inc. Class Aa,c	172,446	10,741,661	0.65

Security	Shares	Value	% of Net Assets

j2 Global Inc.[c]	313,916	$9,003,111	0.54%
Other securities[b]		36,717,710	2.21

		56,462,482	3.40
COSMETICS & PERSONAL CARE
Other securities[b]		848,625	0.05

		848,625	0.05
DISTRIBUTION & WHOLESALE
Other securities[b]		12,726,849	0.77

		12,726,849	0.77
DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		35,805,128	2.16

		35,805,128	2.16
ELECTRIC
Other securities[b]		29,259,939	1.76

		29,259,939	1.76
ELECTRICAL COMPONENTS & EQUIPMENT
Littelfuse Inc.	140,311	8,797,500	0.53
Other securities[b]		4,737,529	0.29

		13,535,029	0.82
ELECTRONICS
Cymer Inc.[a]	200,608	10,030,400	0.60
Other securities[b]		55,525,138	3.35

		65,555,538	3.95
ENGINEERING & CONSTRUCTION
Other securities[b]		4,208,237	0.25

		4,208,237	0.25
ENTERTAINMENT
Other securities[b]		3,421,319	0.21

		3,421,319	0.21
ENVIRONMENTAL CONTROL
Other securities[b]		15,125,556	0.91

		15,125,556	0.91
FOOD
TreeHouse Foods Inc.[a,c]	233,863	13,914,849	0.84
United Natural Foods Inc.[a,c]	187,261	8,737,598	0.53
Other securities[b]		29,377,457	1.76

		52,029,904	3.13

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

FOREST PRODUCTS & PAPER
Other securities[b]		$23,835,150	1.44%

		23,835,150	1.44
GAS
South Jersey Industries Inc.	196,930	9,854,377	0.59
Other securities[b]		23,800,877	1.44

		33,655,254	2.03
HAND & MACHINE TOOLS
Other securities[b]		6,041,597	0.36

		6,041,597	0.36
HEALTH CARE — PRODUCTS
Haemonetics Corp.[a],[c]	163,670	11,404,526	0.69
Zoll Medical Corp.[a]	144,558	13,390,407	0.81
Other securities[b]		44,853,213	2.70

		69,648,146	4.20
HEALTH CARE — SERVICES
Centene Corp.[a]	222,087	10,875,600	0.66
Magellan Health Services Inc.[a,c]	177,021	8,640,395	0.52
Other securities[b]		19,243,742	1.15

		38,759,737	2.33
HOME BUILDERS
Other securities[b]		2,676,893	0.16

		2,676,893	0.16
HOME FURNISHINGS
Other securities[b]		8,254,822	0.50

		8,254,822	0.50
HOUSEHOLD PRODUCTS & WARES
Other securities[b]		10,426,276	0.63

		10,426,276	0.63
HOUSEWARES
Toro Co. (The)	195,740	13,919,071	0.84

		13,919,071	0.84
INSURANCE
ProAssurance Corp.	198,911	17,526,048	1.06
Other securities[b]		15,096,197	0.90

		32,622,245	1.96
INTERNET
Sourcefire Inc.[a,c]	189,671	9,128,865	0.55

Security	Shares	Value	% of Net Assets

Other securities[b]		$31,011,665	1.87%

		40,140,530	2.42
LEISURE TIME
Other securities[b]		6,859,072	0.41

		6,859,072	0.41
MACHINERY
Cognex Corp.	276,152	11,697,799	0.70
Robbins & Myers Inc.	213,195	11,096,800	0.67
Other securities[b]		21,464,634	1.30

		44,259,233	2.67
MANUFACTURING
Other securities[b]		27,109,905	1.63

		27,109,905	1.63
MEDIA
Other securities[b]		1,783,410	0.11

		1,783,410	0.11
METAL FABRICATE & HARDWARE
Other securities[b]		6,802,331	0.41

		6,802,331	0.41
MINING
Other securities[b]		2,850,621	0.17

		2,850,621	0.17
OIL & GAS
Other securities[b]		23,452,035	1.41

		23,452,035	1.41
OIL & GAS SERVICES
Lufkin Industries Inc.	216,130	17,430,885	1.05
SEACOR Holdings Inc.[a]	136,387	13,063,147	0.79
Other securities[b]		13,649,963	0.82

		44,143,995	2.66
PHARMACEUTICALS
Questcor Pharmaceuticals Inc.[a,c]	413,991	15,574,341	0.94
Salix Pharmaceuticals Ltd.[a,c]	386,870	20,310,675	1.22
ViroPharma Inc.[a,c]	460,433	13,845,220	0.83
Other securities[b]		29,169,592	1.76

		78,899,828	4.75
REAL ESTATE
Other securities[b]		5,074,388	0.31

		5,074,388	0.31

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS
EastGroup Properties Inc.	181,370	$9,108,401	0.55%
Extra Space Storage Inc.[c]	302,437	8,707,161	0.52
Kilroy Realty Corp.[c]	226,915	10,576,508	0.64
Mid-America Apartment Communities Inc.[c]	266,420	17,858,133	1.08
Post Properties Inc.[c]	194,087	9,094,917	0.55
Tanger Factory Outlet Centers Inc.	348,685	10,366,405	0.62
Other securities[b]		37,938,075	2.28

		103,649,600	6.24
RETAIL
Buffalo Wild Wings Inc.[a,c]	119,643	10,850,424	0.65
Casey’s General Stores Inc.	247,787	13,742,267	0.83
Cash America International Inc.	191,116	9,160,190	0.55
Coinstar Inc.[a]	197,602	12,557,607	0.76
EZCORP Inc. Class A NVS[a]	285,335	9,260,547	0.56
Genesco Inc.[a]	157,668	11,296,912	0.68
Hibbett Sports Inc.[a,c]	172,264	9,397,001	0.57
Jos. A. Bank Clothiers Inc.[a,c]	181,163	9,132,427	0.55
Other securities[b]		93,451,875	5.62

		178,849,250	10.77
SAVINGS & LOANS
Other securities[b]		5,512,343	0.33

		5,512,343	0.33
SEMICONDUCTORS
Cirrus Logic Inc.[a,c]	417,270	9,931,026	0.60
Hittite Microwave Corp.[a]	175,690	9,541,724	0.57
Microsemi Corp.[a]	404,285	8,667,870	0.52
Other securities[b]		84,352,388	5.09

		112,493,008	6.78
SOFTWARE
Blackbaud Inc.	292,569	9,722,068	0.59
CommVault Systems Inc.[a]	287,760	14,284,406	0.86
Quality Systems Inc.	257,283	11,250,986	0.68
Taleo Corp. Class Aa	272,357	12,509,357	0.75
Other securities[b]		60,112,997	3.62

		107,879,814	6.50
TELECOMMUNICATIONS
NETGEAR Inc.[a,c]	246,100	9,401,020	0.57
ViaSat Inc.[a,c]	278,886	13,445,094	0.81

Security	Shares	Value	% of Net Assets

Other securities[b]		$11,025,424	0.66

		33,871,538	2.04
TEXTILES
Other securities[b]		4,479,794	0.27

		4,479,794	0.27
TRANSPORTATION
Old Dominion Freight Line Inc.[a]	220,785	10,524,821	0.63
Other securities[b]		17,252,743	1.04

		27,777,564	1.67
WATER
Other securities[b]		4,407,779	0.27

		4,407,779	0.27

TOTAL COMMON STOCKS
(Cost: $1,413,994,883)		1,657,546,757	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	266,067,377	266,067,377	16.03
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	20,618,122	20,618,122	1.24
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	1,576,129	1,576,129	0.10

		288,261,628	17.37

TOTAL SHORT-TERM INVESTMENTS
(Cost: $288,261,628)		288,261,628	17.37

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2012

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,702,256,511)	$1,945,808,385	117.23
Other Assets, Less Liabilities	(286,019,059)	(17.23)

NET ASSETS	$1,659,789,326	100.00%

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$3,580,985	0.16%

		3,580,985	0.16
AEROSPACE & DEFENSE
Curtiss-Wright Corp.	418,483	15,488,056	0.68
Other securities[a]		27,094,115	1.20

		42,582,171	1.88
AGRICULTURE
Other securities[a]		10,990,219	0.48

		10,990,219	0.48
AIRLINES
Other securities[a]		5,061,143	0.22

		5,061,143	0.22
APPAREL
Crocs Inc.[b,c]	515,610	10,786,561	0.48
Other securities[a]		20,746,343	0.91

		31,532,904	1.39
AUTO PARTS & EQUIPMENT
Other securities[a]		8,862,041	0.39

		8,862,041	0.39
BANKS
F.N.B. Corp.	1,248,620	15,083,330	0.66
Glacier Bancorp Inc.	645,038	9,636,868	0.42
National Penn Bancshares Inc.	1,105,939	9,787,560	0.43
Old National Bancorp	848,801	11,153,245	0.49
Susquehanna Bancshares Inc.	1,675,501	16,553,950	0.73
Umpqua Holdings Corp.	1,003,033	13,601,128	0.60
Wintrust Financial Corp.	325,416	11,646,639	0.51
Other securities[a]		142,151,345	6.28

		229,614,065	10.12
BIOTECHNOLOGY
Other securities[a]		3,473,730	0.15

		3,473,730	0.15
BUILDING MATERIALS
Other securities[a]		60,797,626	2.68

		60,797,626	2.68

Security	Shares	Value	% of Net Assets

CHEMICALS
PolyOne Corp.	797,575	$11,485,080	0.51%
Other securities[a]		35,675,588	1.57

		47,160,668	2.08
COAL
Other securities[a]		15,554,486	0.68

		15,554,486	0.68
COMMERCIAL SERVICES
ABM Industries Inc.	433,696	10,538,813	0.46
GEO Group Inc. (The)[b]	548,641	10,429,665	0.46
Live Nation Entertainment Inc.[b,c]	1,305,150	12,268,410	0.54
Other securities[a]		81,761,449	3.61

		114,998,337	5.07
COMPUTERS
Other securities[a]		32,472,985	1.43

		32,472,985	1.43
COSMETICS & PERSONAL CARE
Other securities[a]		1,119,654	0.05

		1,119,654	0.05
DISTRIBUTION & WHOLESALE
United Stationers Inc.	377,980	11,728,719	0.52
Other securities[a]		22,617,703	0.99

		34,346,422	1.51
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		33,790,953	1.49

		33,790,953	1.49
ELECTRIC
Avista Corp.	524,925	13,427,581	0.59
UIL Holdings Corp.	281,074	9,770,132	0.43
Other securities[a]		26,832,308	1.18

		50,030,021	2.20
ELECTRICAL COMPONENTS & EQUIPMENT
Belden Inc.	259,719	9,845,947	0.43
EnerSys Inc.[b,c]	427,934	14,827,913	0.65
Other securities[a]		13,289,924	0.59

		37,963,784	1.67
ELECTRONICS
Brady Corp. Class A	470,255	15,212,749	0.67
Plexus Corp.[b,c]	312,116	10,920,939	0.48

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

Other securities[a]		$69,893,859	3.08%

		96,027,547	4.23
ENGINEERING & CONSTRUCTION
EMCOR Group Inc.	596,683	16,540,053	0.73
Other securities[a]		15,191,006	0.67

		31,731,059	1.40
ENTERTAINMENT
Other securities[a]		19,965,012	0.88

		19,965,012	0.88
ENVIRONMENTAL CONTROL
Darling International Inc.[b]	557,552	9,712,556	0.43
Other securities[a]		10,672,421	0.47

		20,384,977	0.90
FOOD
Other securities[a]		43,230,480	1.90

		43,230,480	1.90
FOREST PRODUCTS & PAPER
Other securities[a]		17,069,466	0.75

		17,069,466	0.75
GAS
Piedmont Natural Gas Co.[c]	350,306	10,884,007	0.48
Southwest Gas Corp.	223,255	9,541,919	0.42
Other securities[a]		19,986,408	0.88

		40,412,334	1.78
HEALTH CARE — PRODUCTS
Other securities[a]		50,658,608	2.23

		50,658,608	2.23
HEALTH CARE — SERVICES
Other securities[a]		38,035,740	1.68

		38,035,740	1.68
HOLDING COMPANIES — DIVERSIFIED
Prospect Capital Corp.[c]	1,092,507	11,995,727	0.53

		11,995,727	0.53
HOME BUILDERS
Other securities[a]		19,562,971	0.86

		19,562,971	0.86
HOME FURNISHINGS
Other securities[a]		27,297,944	1.20

		27,297,944	1.20

Security	Shares	Value	% of Net Assets

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		$16,988,124	0.75%

		16,988,124	0.75
INSURANCE
Delphi Financial Group Inc. Class A	494,580	22,142,347	0.98
Other securities[a]		51,927,398	2.28

		74,069,745	3.26
INTERNET
Other securities[a]		26,265,728	1.16

		26,265,728	1.16
IRON & STEEL
Other securities[a]		7,505,009	0.33

		7,505,009	0.33
LEISURE TIME
Brunswick Corp.	543,686	13,999,914	0.62
Other securities[a]		12,182,585	0.53

		26,182,499	1.15
LODGING
Other securities[a]		7,156,669	0.31

		7,156,669	0.31
MACHINERY
Other securities[a]		43,181,704	1.90

		43,181,704	1.90
MANUFACTURING
Actuant Corp. Class A	610,687	17,703,816	0.78
Barnes Group Inc.[c]	420,251	11,056,804	0.49
Other securities[a]		61,376,904	2.70

		90,137,524	3.97
MEDIA
Other securities[a]		5,265,733	0.23

		5,265,733	0.23
METAL FABRICATE & HARDWARE
Mueller Industries Inc.	342,798	15,580,169	0.69
Other securities[a]		20,634,131	0.91

		36,214,300	1.60
MINING
Other securities[a]		19,029,781	0.84

		19,029,781	0.84

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

OFFICE FURNISHINGS
Other securities[a]		$7,209,653	0.32%

		7,209,653	0.32
OIL & GAS
Stone Energy Corp.[b,c]	438,202	12,528,195	0.55
Swift Energy Co.[b,c]	381,484	11,074,480	0.49
Other securities[a]		20,592,968	0.91

		44,195,643	1.95
OIL & GAS SERVICES
Other securities[a]		38,256,314	1.69

		38,256,314	1.69
PHARMACEUTICALS
Other securities[a]		12,966,648	0.57

		12,966,648	0.57
REAL ESTATE
Other securities[a]		10,752,274	0.47

		10,752,274	0.47
REAL ESTATE INVESTMENT TRUSTS
BioMed Realty Trust Inc.[c]	1,381,619	26,223,129	1.16
Colonial Properties Trust[c]	559,370	12,155,110	0.54
DiamondRock Hospitality Co.	1,505,123	15,487,716	0.68
Extra Space Storage Inc.[c]	433,537	12,481,530	0.55
Kilroy Realty Corp.[c]	300,206	13,992,602	0.62
LaSalle Hotel Properties[c]	767,240	21,590,134	0.95
Lexington Realty Trust[c]	1,212,352	10,899,045	0.48
Medical Properties Trust Inc.	1,212,949	11,256,167	0.50
Post Properties Inc.	210,117	9,846,083	0.43
Tanger Factory Outlet Centers Inc.	333,827	9,924,677	0.44
Other securities[a]		67,860,421	2.98

		211,716,614	9.33
RETAIL
Cabela’s Inc.[b,c]	382,778	14,602,981	0.64
Group 1 Automotive Inc.	203,664	11,439,807	0.50
Men’s Wearhouse Inc. (The)	459,384	17,810,318	0.78
Other securities[a]		106,237,373	4.69

		150,090,479	6.61
SAVINGS & LOANS
Northwest Bancshares Inc.	874,464	11,105,693	0.49

Security	Shares	Value	% of Net Assets

Other securities[a]		$21,338,901	0.94%

		32,444,594	1.43
SEMICONDUCTORS
Other securities[a]		48,114,142	2.12

		48,114,142	2.12
SOFTWARE
Take-Two Interactive Software Inc.[b,c]	803,075	12,355,309	0.54
Other securities[a]		33,299,668	1.47

		45,654,977	2.01
STORAGE & WAREHOUSING
Other securities[a]		6,916,779	0.30

		6,916,779	0.30
TELECOMMUNICATIONS
Anixter International Inc.[b]	248,862	18,049,961	0.80
ARRIS Group Inc.[b]	1,031,976	11,661,329	0.51
Other securities[a]		38,312,499	1.69

		68,023,789	3.00
TEXTILES
Other securities[a]		8,075,513	0.36

		8,075,513	0.36
TOYS, GAMES & HOBBIES
Other securities[a]		4,044,264	0.18

		4,044,264	0.18
TRANSPORTATION
Bristow Group Inc.	319,802	15,264,149	0.67
Other securities[a]		27,549,376	1.22

		42,813,525	1.89

TOTAL COMMON STOCKS
(Cost: $2,103,676,249)		2,263,576,083	99.72

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	340,772,223	340,772,223	15.01
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	26,407,158	26,407,158	1.17

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	3,478,934	$3,478,934	0.15%

		370,658,315	16.33

TOTAL SHORT-TERM INVESTMENTS
(Cost: $370,658,315)		370,658,315	16.33

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,474,334,564)		2,634,234,398	116.05
Other Assets, Less Liabilities		(364,414,905)	(16.05)

NET ASSETS		$2,269,819,493	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 1500 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$569,932	0.15%

		569,932	0.15
AEROSPACE & DEFENSE
Boeing Co. (The)	19,974	1,485,466	0.38
United Technologies Corp.	24,379	2,021,994	0.52
Other securities[a]		3,719,798	0.97

		7,227,258	1.87
AGRICULTURE
Altria Group Inc.	54,790	1,691,367	0.44
Philip Morris International Inc.	46,117	4,086,427	1.06
Other securities[a]		1,451,179	0.37

		7,228,973	1.87
AIRLINES
Other securities[a]		301,557	0.08

		301,557	0.08
APPAREL
Other securities[a]		2,938,569	0.76

		2,938,569	0.76
AUTO MANUFACTURERS
Other securities[a]		1,774,815	0.46

		1,774,815	0.46
AUTO PARTS & EQUIPMENT
Other securities[a]		937,242	0.24

		937,242	0.24
BANKS
Bank of America Corp.	287,443	2,750,830	0.71
Citigroup Inc.	78,439	2,866,945	0.74
Goldman Sachs Group Inc. (The)	13,255	1,648,524	0.43
J.P. Morgan Chase & Co.	102,238	4,700,903	1.21
PNC Financial Services Group Inc. (The)[b]	14,131	911,308	0.24
U.S. Bancorp	51,182	1,621,446	0.42
Wells Fargo & Co.	141,230	4,821,592	1.25
Other securities[a]		7,894,264	2.03

		27,215,812	7.03

Security	Shares	Value	% of Net Assets

BEVERAGES
Coca-Cola Co. (The)	60,614	$4,486,042	1.16%
PepsiCo Inc.	42,066	2,791,079	0.72
Other securities[a]		1,689,368	0.44

		8,966,489	2.32
BIOTECHNOLOGY
Other securities[a]		5,170,609	1.34

		5,170,609	1.34
BUILDING MATERIALS
Other securities[a]		636,426	0.16

		636,426	0.16
CHEMICALS
Other securities[a]		8,883,671	2.29

		8,883,671	2.29
COAL
Other securities[a]		637,553	0.16

		637,553	0.16
COMMERCIAL SERVICES
Visa Inc. Class A	13,324	1,572,232	0.41
Other securities[a]		6,082,306	1.57

		7,654,538	1.98
COMPUTERS
Apple Inc.[c]	24,972	14,969,965	3.87
EMC Corp.[c]	54,991	1,643,131	0.42
International Business Machines Corp.	31,033	6,475,035	1.67
Other securities[a]		6,296,046	1.63

		29,384,177	7.59
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	73,769	4,958,015	1.28
Other securities[a]		1,858,341	0.48

		6,816,356	1.76
DISTRIBUTION & WHOLESALE
Other securities[a]		1,808,337	0.47

		1,808,337	0.47
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	27,181	1,572,693	0.41
BlackRock Inc.[b]	2,686	550,361	0.14
Other securities[a]		4,883,210	1.26

		7,006,264	1.81

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ELECTRIC
Other securities[a]		$11,764,513	3.04%

		11,764,513	3.04
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		1,875,895	0.48

		1,875,895	0.48
ELECTRONICS
Other securities[a]		5,672,802	1.47

		5,672,802	1.47
ENGINEERING & CONSTRUCTION
Other securities[a]		921,194	0.24

		921,194	0.24
ENTERTAINMENT
Other securities[a]		332,834	0.09

		332,834	0.09
ENVIRONMENTAL CONTROL
Other securities[a]		1,226,966	0.32

		1,226,966	0.32
FOOD
Kraft Foods Inc. Class A	47,361	1,800,192	0.47
Other securities[a]		5,481,506	1.41

		7,281,698	1.88
FOREST PRODUCTS & PAPER
Other securities[a]		800,424	0.21

		800,424	0.21
GAS
Other securities[a]		1,542,036	0.40

		1,542,036	0.40
HAND & MACHINE TOOLS
Other securities[a]		739,699	0.19

		739,699	0.19
HEALTH CARE — PRODUCTS
Other securities[a]		7,617,970	1.97

		7,617,970	1.97
HEALTH CARE — SERVICES
UnitedHealth Group Inc.	27,989	1,649,672	0.43
Other securities[a]		3,853,582	0.99

		5,503,254	1.42
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		211,180	0.05

		211,180	0.05

Security	Shares	Value	% of Net Assets

HOME BUILDERS
Other securities[a]		$654,364	0.17%

		654,364	0.17
HOME FURNISHINGS
Other securities[a]		360,773	0.09

		360,773	0.09
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,561,294	0.40

		1,561,294	0.40
HOUSEWARES
Other securities[a]		194,739	0.05

		194,739	0.05
INSURANCE
Berkshire Hathaway Inc. Class Bc	47,090	3,821,353	0.99
Other securities[a]		9,980,435	2.58

		13,801,788	3.57
INTERNET
Amazon.com Inc.[c]	9,750	1,974,473	0.51
Google Inc. Class Ac	6,793	4,355,943	1.13
Other securities[a]		4,575,532	1.18

		10,905,948	2.82
IRON & STEEL
Other securities[a]		1,187,378	0.31

		1,187,378	0.31
LEISURE TIME
Other securities[a]		1,023,292	0.26

		1,023,292	0.26
LODGING
Other securities[a]		1,037,328	0.27

		1,037,328	0.27
MACHINERY
Caterpillar Inc.	17,344	1,847,483	0.48
Other securities[a]		3,566,593	0.92

		5,414,076	1.40
MANUFACTURING
3M Co.	18,602	1,659,484	0.43
General Electric Co.	283,390	5,687,637	1.47
Other securities[a]		5,026,923	1.30

		12,374,044	3.20

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

MEDIA
Comcast Corp. Class A	72,221	$2,167,352	0.56%
Walt Disney Co. (The)	48,005	2,101,659	0.54
Other securities[a]		6,391,158	1.65

		10,660,169	2.75
METAL FABRICATE & HARDWARE
Other securities[a]		1,017,750	0.26

		1,017,750	0.26
MINING
Other securities[a]		2,243,144	0.58

		2,243,144	0.58
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		383,748	0.10

		383,748	0.10
OFFICE FURNISHINGS
Other securities[a]		90,179	0.02

		90,179	0.02
OIL & GAS
Chevron Corp.	52,947	5,678,036	1.47
ConocoPhillips	34,275	2,605,243	0.67
Exxon Mobil Corp.	126,230	10,947,928	2.83
Occidental Petroleum Corp.	21,722	2,068,586	0.53
Other securities[a]		10,738,656	2.78

		32,038,449	8.28
OIL & GAS SERVICES
Schlumberger Ltd.	35,723	2,498,109	0.65
Other securities[a]		3,817,656	0.98

		6,315,765	1.63
PACKAGING & CONTAINERS
Other securities[a]		871,547	0.22

		871,547	0.22
PHARMACEUTICALS
Abbott Laboratories	42,113	2,581,106	0.67
Bristol-Myers Squibb Co.	45,214	1,525,972	0.39
Johnson & Johnson	73,519	4,849,313	1.25
Merck & Co. Inc.	81,527	3,130,637	0.81
Pfizer Inc.	201,899	4,575,031	1.18
Other securities[a]		7,035,036	1.82

		23,697,095	6.12
PIPELINES
Other securities[a]		1,877,437	0.48

		1,877,437	0.48

Security	Shares	Value	% of Net Assets

REAL ESTATE
Other securities[a]		$326,700	0.08%

		326,700	0.08
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		10,595,634	2.74

		10,595,634	2.74
RETAIL
CVS Caremark Corp.	34,884	1,562,803	0.40
Home Depot Inc. (The)	41,289	2,077,250	0.54
McDonald’s Corp.	27,281	2,676,266	0.69
Wal-Mart Stores Inc.	46,778	2,862,814	0.74
Other securities[a]		15,749,627	4.07

		24,928,760	6.44
SAVINGS & LOANS
Other securities[a]		677,110	0.17

		677,110	0.17
SEMICONDUCTORS
Intel Corp.	133,806	3,761,287	0.97
QUALCOMM Inc.	45,302	3,081,442	0.80
Other securities[a]		6,071,024	1.57

		12,913,753	3.34
SHIPBUILDING
Other securities[a]		52,916	0.01

		52,916	0.01
SOFTWARE
Microsoft Corp.	200,004	6,450,129	1.67
Oracle Corp.	104,992	3,061,567	0.79
Other securities[a]		5,912,015	1.52

		15,423,711	3.98
STORAGE & WAREHOUSING
Other securities[a]		20,634	0.01

		20,634	0.01
TELECOMMUNICATIONS
AT&T Inc.	158,787	4,958,918	1.28
Cisco Systems Inc.	144,251	3,050,909	0.79
Verizon Communications Inc.	75,943	2,903,301	0.75
Other securities[a]		4,258,310	1.10

		15,171,438	3.92
TEXTILES
Other securities[a]		259,770	0.07

		259,770	0.07

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

TOYS, GAMES & HOBBIES
Other securities[a]		$433,493	0.11%

		433,493	0.11
TRANSPORTATION
United Parcel Service Inc. Class B	25,679	2,072,809	0.54
Other securities[a]		4,973,101	1.28

		7,045,910	1.82
TRUCKING & LEASING
Other securities[a]		49,690	0.01

		49,690	0.01
WATER
Other securities[a]		100,969	0.03

		100,969	0.03

TOTAL COMMON STOCKS
(Cost: $ 349,883,965)		386,359,838	99.81

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,d,e]	6,793,695	6,793,695	1.75
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,d,e]	526,458	526,458	0.14
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,d]	302,566	302,566	0.08

		7,622,719	1.97

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,622,719)		7,622,719	1.97

TOTAL INVESTMENTS IN SECURITIES
(Cost: $357,506,684)		393,982,557	101.78
Other Assets, Less Liabilities		(6,883,476)	(1.78)

NET ASSETS		$387,099,081	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2012

	iShares S&P 100 Index Fund	iShares S&P MidCap 400 Index Fund	iShares S&P MidCap 400 Growth Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$3,711,455,954	$9,761,458,427	$2,650,448,705
Affiliated (Note 2)	34,327,495	1,222,780,645	333,232,240

Total cost of investments	$3,745,783,449	$10,984,239,072	$2,983,680,945

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,632,148,242	$10,971,673,734	$3,061,345,157
Affiliated (Note 2)	34,327,495	1,222,780,645	333,232,240

Total fair value of investments	3,666,475,737	12,194,454,379	3,394,577,397
Cash	—	105,016	4,378
Cash held at broker	—	1,410,000	—
Receivables:
Investment securities sold	—	188,130	27,690
Dividends and interest	4,628,845	10,274,695	2,173,129
Capital shares sold	31,280	282,231	—

Total Assets	3,671,135,862	12,206,714,451	3,396,782,594

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	31,734,707	1,212,203,201	331,194,317
Capital shares redeemed	18,824	—	—
Variation margin	—	18,480	—
Securities related to in-kind transactions (Note 4)	—	31,057	—
Investment advisory fees (Note 2)	594,354	1,843,261	644,223

Total Liabilities	32,347,885	1,214,095,999	331,838,540

NET ASSETS	$3,638,787,977	$10,992,618,452	$3,064,944,054

Net assets consist of:
Paid-in capital	$4,111,096,792	$10,263,492,594	$3,166,661,377
Undistributed net investment income	795,576	—	—
Accumulated net realized loss	(393,796,679)	(481,633,693)	(512,613,775)
Net unrealized appreciation (depreciation)	(79,307,712)	1,210,759,551	410,896,452

NET ASSETS	$3,638,787,977	$10,992,618,452	$3,064,944,054

Shares outstanding[b]	56,750,000	110,750,000	27,250,000

Net asset value per share	$64.12	$99.26	$112.48

[a]	Securities on loan with values of $31,054,380, $1,184,978,968 and $324,861,774, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2012

	iShares S&P MidCap 400 Value Index Fund	iShares S&P SmallCap 600 Index Fund	iShares S&P SmallCap 600 Growth Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,055,187,348	$7,651,465,972	$1,413,994,883
Affiliated (Note 2)	174,999,479	1,310,560,371	288,261,628

Total cost of investments	$2,230,186,827	$8,962,026,343	$1,702,256,511

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,218,191,758	$7,783,402,034	$1,657,546,757
Affiliated (Note 2)	174,999,479	1,310,560,371	288,261,628

Total fair value of investments	2,393,191,237	9,093,962,405	1,945,808,385
Cash	137,856	20,160	7,035
Receivables:
Investment securities sold	44,318	—	—
Dividends and interest	2,621,894	8,501,424	1,329,877
Capital shares sold	158,887	218,024	–

Total Assets	2,396,154,192	9,102,702,013	1,947,145,297

LIABILITIES
Payables:
Investment securities purchased	—	881,333	321,120
Collateral for securities on loan (Note 5)	173,526,092	1,300,677,166	286,685,499
Investment advisory fees (Note 2)	466,241	1,292,733	349,352

Total Liabilities	173,992,333	1,302,851,232	287,355,971

NET ASSETS	$2,222,161,859	$7,799,850,781	$1,659,789,326

Net assets consist of:
Paid-in capital	$2,361,158,664	$8,170,674,601	$1,709,788,986
Undistributed net investment income	—	1,867,880	70,096
Accumulated net realized loss	(302,001,215)	(504,627,762)	(293,621,630)
Net unrealized appreciation	163,004,410	131,936,062	243,551,874

NET ASSETS	$2,222,161,859	$7,799,850,781	$1,659,789,326

Shares outstanding[b]	26,000,000	102,200,000	20,100,000

Net asset value per share	$85.47	$76.32	$82.58

[a]	Securities on loan with values of $167,713,386, $1,266,348,868 and $279,586,305, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2012

	iShares S&P SmallCap 600 Value Index Fund	iShares S&P 1500 Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,103,676,249	$348,412,574
Affiliated (Note 2)	370,658,315	9,094,110

Total cost of investments	$2,474,334,564	$357,506,684

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,263,576,083	$384,898,169
Affiliated (Note 2)	370,658,315	9,084,388

Total fair value of investments	2,634,234,398	393,982,557
Cash	—	329
Receivables:
Investment securities sold	—	2,319
Dividends and interest	3,162,166	501,913
Capital shares sold	144,472	—

Total Assets	2,637,541,036	394,487,118

LIABILITIES
Payables:
Investment securities purchased	69,582	—
Collateral for securities on loan (Note 5)	367,179,381	7,320,153
Securities related to in-kind transactions (Note 4)	—	1,858
Investment advisory fees (Note 2)	472,580	66,026

Total Liabilities	367,721,543	7,388,037

NET ASSETS	$2,269,819,493	$387,099,081

Net assets consist of:
Paid-in capital	$2,460,825,075	$373,070,254
Undistributed net investment income	902,070	12,112
Accumulated net realized loss	(351,807,486)	(22,459,158)
Net unrealized appreciation	159,899,834	36,475,873

NET ASSETS	$2,269,819,493	$387,099,081

Shares outstanding[b]	28,900,000	6,050,000

Net asset value per share	$78.54	$63.98

[a]	Securities on loan with values of $356,068,609 and $7,139,934, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2012

	iShares S&P 100 Index Fund	iShares S&P MidCap 400 Index Fund	iShares S&P MidCap 400 Growth Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$69,446,839	$135,033,238	$23,420,486
Interest — affiliated (Note 2)	912	3,970	1,106
Securities lending income — affiliated (Note 2)	90,380	3,810,294	1,207,026

Total investment income	69,538,131	138,847,502	24,628,618

EXPENSES
Investment advisory fees (Note 2)	6,029,520	20,451,942	7,430,960

Total expenses	6,029,520	20,451,942	7,430,960

Net investment income	63,508,611	118,395,560	17,197,658

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(107,251,236)	(233,841,791)	(107,450,523)
In-kind redemptions — unaffiliated	132,935,266	974,869,799	297,133,519
Futures contracts	—	1,013,037	—

Net realized gain	25,684,030	742,041,045	189,682,996

Net change in unrealized appreciation/depreciation on:
Investments	245,333,864	(799,115,991)	(202,629,844)
Futures contracts	—	544,244	—

Net change in unrealized appreciation/depreciation	245,333,864	(798,571,747)	(202,629,844)

Net realized and unrealized gain (loss)	271,017,894	(56,530,702)	(12,946,848)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$334,526,505	$61,864,858	$4,250,810

See notes to financial statements.

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2012

	iShares S&P MidCap 400 Value Index Fund	iShares S&P SmallCap 600 Index Fund	iShares S&P SmallCap 600 Growth Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$39,641,876	$89,388,430	$16,438,936
Interest — affiliated (Note 2)	787	2,082	502
Securities lending income — affiliated (Note 2)	637,095	4,935,548	1,254,729

Total investment income	40,279,758	94,326,060	17,694,167

EXPENSES
Investment advisory fees (Note 2)	5,289,248	13,897,142	4,299,806

Total expenses	5,289,248	13,897,142	4,299,806

Net investment income	34,990,510	80,428,918	13,394,361

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	20,655,980	(29,195,780)	21,344,010
In-kind redemptions — unaffiliated	71,929,372	537,179,854	158,711,100

Net realized gain	92,585,352	507,984,074	180,055,110

Net change in unrealized appreciation/depreciation	(137,580,602)	(293,098,445)	(165,955,819)

Net realized and unrealized gain (loss)	(44,995,250)	214,885,629	14,099,291

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,004,740)	$295,314,547	$27,493,652

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2012

	iShares S&P SmallCap 600 Value Index Fund	iShares S&P 1500 Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$27,646,546	$6,576,488
Dividends — affiliated (Note 2)	—	31,487
Interest — affiliated (Note 2)	553	104
Securities lending income — affiliated (Note 2)	1,146,885	41,929

Total investment income	28,793,984	6,650,008

EXPENSES
Investment advisory fees (Note 2)	4,350,171	650,508

Total expenses	4,350,171	650,508

Net investment income	24,443,813	5,999,500

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(34,585,561)	(4,523,291)
Investments — affiliated (Note 2)	—	(6,196)
In-kind redemptions — unaffiliated	110,936,788	6,702,767
In-kind redemptions — affiliated (Note 2)	—	(3,107)

Net realized gain	76,351,227	2,170,173

Net change in unrealized appreciation/depreciation	(41,914,982)	16,714,148

Net realized and unrealized gain	34,436,245	18,884,321

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,880,058	$24,883,821

See notes to financial statements.

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P MidCap 400 Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$63,508,611	$49,792,978	$118,395,560	$94,776,699
Net realized gain (loss)	25,684,030	(4,914,895)	742,041,045	484,627,987
Net change in unrealized appreciation/depreciation	245,333,864	239,466,046	(798,571,747)	1,561,832,121

Net increase in net assets resulting from operations	334,526,505	284,344,129	61,864,858	2,141,236,807

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(63,402,959)	(49,627,283)	(125,983,608)	(100,692,944)

Total distributions to shareholders	(63,402,959)	(49,627,283)	(125,983,608)	(100,692,944)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,640,204,023	1,784,163,467	3,149,464,058	2,628,907,162
Cost of shares redeemed	(1,307,547,883)	(1,603,793,940)	(3,288,130,815)	(1,076,512,336)

Net increase (decrease) in net assets from capital share transactions	332,656,140	180,369,527	(138,666,757)	1,552,394,826

INCREASE (DECREASE) IN NET ASSETS	603,779,686	415,086,373	(202,785,507)	3,592,938,689

NET ASSETS
Beginning of year	3,035,008,291	2,619,921,918	11,195,403,959	7,602,465,270

End of year	$3,638,787,977	$3,035,008,291	$10,992,618,452	$11,195,403,959

Undistributed net investment income included in net assets at end of year	$795,576	$689,924	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	28,450,000	32,450,000	33,900,000	30,150,000
Shares redeemed	(22,850,000)	(30,200,000)	(36,550,000)	(13,200,000)

Net increase (decrease) in shares outstanding	5,600,000	2,250,000	(2,650,000)	16,950,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Growth Index Fund		iShares S&P MidCap 400 Value Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$17,197,658	$15,011,815	$34,990,510	$32,820,292
Net realized gain	189,682,996	360,436,005	92,585,352	89,741,793
Net change in unrealized appreciation/depreciation	(202,629,844)	331,068,688	(137,580,602)	295,347,591

Net increase (decrease) in net assets resulting from operations	4,250,810	706,516,508	(10,004,740)	417,909,676

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(19,408,860)	(17,362,726)	(36,600,981)	(34,755,514)

Total distributions to shareholders	(19,408,860)	(17,362,726)	(36,600,981)	(34,755,514)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,033,812,535	1,304,549,775	253,683,166	369,581,754
Cost of shares redeemed	(1,301,880,730)	(1,252,501,365)	(398,689,180)	(397,739,085)

Net increase (decrease) in net assets from capital share transactions	(268,068,195)	52,048,410	(145,006,014)	(28,157,331)

INCREASE (DECREASE) IN NET ASSETS	(283,226,245)	741,202,192	(191,611,735)	354,996,831

NET ASSETS
Beginning of year	3,348,170,299	2,606,968,107	2,413,773,594	2,058,776,763

End of year	$3,064,944,054	$3,348,170,299	$2,222,161,859	$2,413,773,594

SHARES ISSUED AND REDEEMED
Shares sold	9,600,000	14,600,000	3,150,000	4,750,000
Shares redeemed	(12,700,000)	(14,950,000)	(5,150,000)	(5,550,000)

Net decrease in shares outstanding	(3,100,000)	(350,000)	(2,000,000)	(800,000)

See notes to financial statements.

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Index Fund		iShares S&P SmallCap 600 Growth Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$80,428,918	$68,824,003	$13,394,361	$14,537,271
Net realized gain	507,984,074	378,348,475	180,055,110	130,822,900
Net change in unrealized appreciation/depreciation	(293,098,445)	955,310,688	(165,955,819)	292,057,340

Net increase in net assets resulting from operations	295,314,547	1,402,483,166	27,493,652	437,417,511

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(78,561,038)	(73,760,288)	(13,324,265)	(15,729,137)

Total distributions to shareholders	(78,561,038)	(73,760,288)	(13,324,265)	(15,729,137)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,600,438,181	2,068,837,724	233,546,323	457,055,768
Cost of shares redeemed	(2,593,023,760)	(1,864,540,027)	(725,053,728)	(314,660,911)

Net increase (decrease) in net assets from capital share transactions	7,414,421	204,297,697	(491,507,405)	142,394,857

INCREASE (DECREASE) IN NET ASSETS	224,167,930	1,533,020,575	(477,338,018)	564,083,231

NET ASSETS
Beginning of year	7,575,682,851	6,042,662,276	2,137,127,344	1,573,044,113

End of year	$7,799,850,781	$7,575,682,851	$1,659,789,326	$2,137,127,344

Undistributed net investment income included in net assets at end of year	$1,867,880	$—	$70,096	$—

SHARES ISSUED AND REDEEMED
Shares sold	37,350,000	31,900,000	3,000,000	6,550,000
Shares redeemed	(38,100,000)	(30,500,000)	(9,950,000)	(5,150,000)

Net increase (decrease) in shares outstanding	(750,000)	1,400,000	(6,950,000)	1,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Value Index Fund		iShares S&P 1500 Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$24,443,813	$20,710,006	$5,999,500	$5,406,352
Net realized gain	76,351,227	96,698,915	2,170,173	6,017,688
Net change in unrealized appreciation/depreciation	(41,914,982)	173,169,950	16,714,148	36,004,523

Net increase in net assets resulting from operations	58,880,058	290,578,871	24,883,821	47,428,563

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(23,541,743)	(22,366,206)	(5,987,388)	(5,464,141)

Total distributions to shareholders	(23,541,743)	(22,366,206)	(5,987,388)	(5,464,141)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	883,235,306	342,332,079	57,014,949	16,840,431
Cost of shares redeemed	(542,282,611)	(592,232,837)	(27,949,359)	(39,353,372)

Net increase (decrease) in net assets from capital share transactions	340,952,695	(249,900,758)	29,065,590	(22,512,941)

INCREASE IN NET ASSETS	376,291,010	18,311,907	47,962,023	19,451,481

NET ASSETS
Beginning of year	1,893,528,483	1,875,216,576	339,137,058	319,685,577

End of year	$2,269,819,493	$1,893,528,483	$387,099,081	$339,137,058

Undistributed net investment income included in net assets at end of year	$902,070	$—	$12,112	$—

SHARES ISSUED AND REDEEMED
Shares sold	12,100,000	5,050,000	950,000	300,000
Shares redeemed	(8,050,000)	(9,450,000)	(500,000)	(750,000)

Net increase (decrease) in shares outstanding	4,050,000	(4,400,000)	450,000	(450,000)

See notes to financial statements.

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$59.34	$53.58	$37.80	$61.48	$65.06

Income from investment operations:
Net investment income[a]	1.22	1.10	1.03	1.37	1.41
Net realized and unrealized gain (loss)[b]	4.78	5.76	15.80	(23.65)	(3.60)

Total from investment operations	6.00	6.86	16.83	(22.28)	(2.19)

Less distributions from:
Net investment income	(1.22)	(1.10)	(1.05)	(1.40)	(1.39)

Total distributions	(1.22)	(1.10)	(1.05)	(1.40)	(1.39)

Net asset value, end of year	$64.12	$59.34	$53.58	$37.80	$61.48

Total return	10.36%	13.04%	44.82%	(36.70)%	(3.56)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,638,788	$3,035,008	$2,619,922	$2,056,096	$3,894,634
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.11%	2.05%	2.18%	2.67%	2.08%
Portfolio turnover rate[c]	7%	7%	8%	13%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$98.72	$78.82	$48.79	$77.68	$84.46

Income from investment operations:
Net investment income[a]	1.07	0.95	0.95	1.09	0.88
Net realized and unrealized gain (loss)[b]	0.62	19.93	30.00	(28.87)	(6.80)

Total from investment operations	1.69	20.88	30.95	(27.78)	(5.92)

Less distributions from:
Net investment income	(1.15)	(0.98)	(0.92)	(1.11)	(0.86)
Return of capital	—	—	—	—	(0.00)[c]

Total distributions	(1.15)	(0.98)	(0.92)	(1.11)	(0.86)

Net asset value, end of year	$99.26	$98.72	$78.82	$48.79	$77.68

Total return	1.84%	26.70%	63.71%	(36.04)%	(7.10)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$10,992,618	$11,195,404	$7,602,465	$3,500,328	$4,369,332
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.16%	1.13%	1.43%	1.66%	1.03%
Portfolio turnover rate[d]	14%	14%	15%	23%	15%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Growth Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$110.32	$84.92	$52.68	$81.47	$84.00

Income from investment operations:
Net investment income[a]	0.61	0.52	0.50	0.43	0.36
Net realized and unrealized gain (loss)[b]	2.26	25.48	32.25	(28.81)	(2.54)

Total from investment operations	2.87	26.00	32.75	(28.38)	(2.18)

Less distributions from:
Net investment income	(0.71)	(0.60)	(0.51)	(0.41)	(0.35)

Total distributions	(0.71)	(0.60)	(0.51)	(0.41)	(0.35)

Net asset value, end of year	$112.48	$110.32	$84.92	$52.68	$81.47

Total return	2.65%	30.74%	62.33%	(34.92)%	(2.63)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,064,944	$3,348,170	$2,606,968	$1,224,729	$1,926,750
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.58%	0.57%	0.71%	0.61%	0.41%
Portfolio turnover rate[c]	35%	41%	51%	45%	31%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Value Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$86.21	$71.49	$44.22	$72.70	$83.32

Income from investment operations:
Net investment income[a]	1.31	1.17	1.23	1.55	1.23
Net realized and unrealized gain (loss)[b]	(0.67)	14.81	27.33	(28.32)	(10.63)

Total from investment operations	0.64	15.98	28.56	(26.77)	(9.40)

Less distributions from:
Net investment income	(1.38)	(1.26)	(1.29)	(1.71)	(1.22)

Total distributions	(1.38)	(1.26)	(1.29)	(1.71)	(1.22)

Net asset value, end of year	$85.47	$86.21	$71.49	$44.22	$72.70

Total return	0.93%	22.62%	65.04%	(37.31)%	(11.44)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,222,162	$2,413,774	$2,058,777	$1,131,932	$2,021,124
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.65%	1.58%	2.04%	2.51%	1.50%
Portfolio turnover rate[c]	33%	22%	45%	34%	29%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$73.59	$59.50	$36.71	$60.15	$67.95

Income from investment operations:
Net investment income[a]	0.81	0.68	0.52	0.71	0.67
Net realized and unrealized gain (loss)[b]	2.71	14.15	22.81	(23.44)	(7.82)

Total from investment operations	3.52	14.83	23.33	(22.73)	(7.15)

Less distributions from:
Net investment income	(0.79)	(0.74)	(0.54)	(0.71)	(0.65)
Return of capital	—	—	—	—	(0.00)[c]

Total distributions	(0.79)	(0.74)	(0.54)	(0.71)	(0.65)

Net asset value, end of year	$76.32	$73.59	$59.50	$36.71	$60.15

Total return	4.91%	25.11%	63.74%	(38.06)%	(10.62)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,799,851	$7,575,683	$6,042,662	$3,096,127	$4,018,178
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.16%	1.09%	1.04%	1.39%	0.99%
Portfolio turnover rate[d]	18%	21%	15%	23%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Growth Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]
Net asset value, beginning of year	$79.01	$61.33	$38.20	$61.58	$66.75

Income from investment operations:
Net investment income[b]	0.59	0.58	0.28	0.34	0.28
Net realized and unrealized gain (loss)[c]	3.61	17.72	23.15	(23.39)	(5.17)

Total from investment operations	4.20	18.30	23.43	(23.05)	(4.89)

Less distributions from:
Net investment income	(0.63)	(0.62)	(0.30)	(0.33)	(0.28)

Total distributions	(0.63)	(0.62)	(0.30)	(0.33)	(0.28)

Net asset value, end of year	$82.58	$79.01	$61.33	$38.20	$61.58

Total return	5.38%	29.98%	61.44%	(37.55)%	(7.37)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,659,789	$2,137,127	$1,573,044	$848,094	$1,219,261
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.78%	0.87%	0.55%	0.64%	0.40%
Portfolio turnover rate[d]	43%	46%	51%	45%	29%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Value Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$76.20	$64.11	$39.19	$65.45	$76.78

Income from investment operations:
Net investment income[a]	1.00	0.78	0.77	1.10	1.06
Net realized and unrealized gain (loss)[b]	2.30	12.17	24.97	(26.22)	(11.33)

Total from investment operations	3.30	12.95	25.74	(25.12)	(10.27)

Less distributions from:
Net investment income	(0.96)	(0.86)	(0.82)	(1.14)	(1.04)
Return of capital	—	—	—	—	(0.02)

Total distributions	(0.96)	(0.86)	(0.82)	(1.14)	(1.06)

Net asset value, end of year	$78.54	$76.20	$64.11	$39.19	$65.45

Total return	4.51%	20.37%	66.02%	(38.79)%	(13.57)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,269,819	$1,893,528	$1,875,217	$919,076	$1,380,952
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.40%	1.18%	1.42%	1.99%	1.43%
Portfolio turnover rate[c]	30%	31%	52%	34%	23%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]
Net asset value, beginning of year	$60.56	$52.84	$35.66	$58.84	$63.36

Income from investment operations:
Net investment income[b]	1.08	0.95	0.88	1.08	1.10
Net realized and unrealized gain (loss)[c]	3.41	7.74	17.19	(23.19)	(4.54)

Total from investment operations	4.49	8.69	18.07	(22.11)	(3.44)

Less distributions from:
Net investment income	(1.07)	(0.97)	(0.89)	(1.07)	(1.08)

Total distributions	(1.07)	(0.97)	(0.89)	(1.07)	(1.08)

Net asset value, end of year	$63.98	$60.56	$52.84	$35.66	$58.84

Total return	7.63%	16.66%	51.00%	(37.96)%	(5.59)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$387,099	$339,137	$319,686	$249,586	$217,693
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.84%	1.76%	1.92%	2.34%	1.69%
Portfolio turnover rate[d]	5%	4%	6%	6%	4%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P 100	Diversified
S&P MidCap 400	Diversified
S&P MidCap 400 Growth	Diversified
S&P MidCap 400 Value	Diversified

iShares Index Fund	Diversification Classification
S&P SmallCap 600	Diversified
S&P SmallCap 600 Growth	Diversified
S&P SmallCap 600 Value	Diversified
S&P 1500	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

S&P 100
Assets:
Common Stocks	$3,632,148,242	$—	$—	$3,632,148,242
Short-Term Investments	34,327,495	—	—	34,327,495

	$3,666,475,737	$—	$—	$3,666,475,737

S&P MidCap 400
Assets:
Common Stocks	$10,937,343,335	$34,330,399	$—	$10,971,673,734
Short-Term Investments	1,222,780,645	—	—	1,222,780,645
Futures Contracts[a]	544,244	—	—	544,244

	$12,160,668,224	$34,330,399	$—	$12,194,998,623

S&P MidCap 400 Growth
Assets:
Common Stocks	$3,043,021,452	$18,323,705	$—	$3,061,345,157
Short-Term Investments	333,232,240	—	—	333,232,240

	$3,376,253,692	$18,323,705	$—	$3,394,577,397

S&P MidCap 400 Value
Assets:
Common Stocks	$2,218,191,758	$—	$—	$2,218,191,758
Short-Term Investments	174,999,479	—	—	174,999,479

	$2,393,191,237	$—	$—	$2,393,191,237

S&P SmallCap 600
Assets:
Common Stocks	$7,783,398,544	$—	$3,490	$7,783,402,034
Short-Term Investments	1,310,560,371	—	—	1,310,560,371

	$9,093,958,915	$—	$3,490	$9,093,962,405

S&P SmallCap 600 Growth
Assets:
Common Stocks	$1,657,546,757	$—	$—	$1,657,546,757
Short-Term Investments	288,261,628	—	—	288,261,628

	$1,945,808,385	$—	$—	$1,945,808,385

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

S&P SmallCap 600 Value
Assets:
Common Stocks	$2,263,574,309	$—	$1,774	$2,263,576,083
Short-Term Investments	370,658,315	—	—	370,658,315

	$2,634,232,624	$—	$1,774	$2,634,234,398

S&P 1500
Assets:
Common Stocks	$386,261,093	$98,738	$7	$386,359,838
Short-Term Investments	7,622,719	—	—	7,622,719

	$393,883,812	$98,738	$7	$393,982,557

[a]	Futures Contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 100	0.20%
S&P MidCap 400	0.20
S&P MidCap 400 Growth	0.25
S&P MidCap 400 Value	0.25

iShares Index Fund	Investment Advisory Fee
S&P SmallCap 600	0.20%
S&P SmallCap 600 Growth	0.25
S&P SmallCap 600 Value	0.25
S&P 1500	0.20

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended March 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 100	$48,666
S&P MidCap 400	2,051,696
S&P MidCap 400 Growth	649,937
S&P MidCap 400 Value	343,051

iShares Index Fund	Securities Lending Agent Fees
S&P SmallCap 600	$2,657,603
S&P SmallCap 600 Growth	675,623
S&P SmallCap 600 Value	617,554
S&P 1500	22,577

At the Special Meeting of the Board of Trustees held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

Cross trades for the year ended March 31, 2012, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
S&P 1500
BlackRock Inc.	—	2,966	(280)	2,686	$550,361	$13,796	$(3,432)
PNC Financial Services Group Inc. (The)	12,850	2,679	(1,398)	14,131	911,308	17,691	(5,871)

					$1,461,669	$31,487	$(9,303)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$207,986,586	$209,236,117
S&P MidCap 400	1,475,437,325	1,488,428,409
S&P MidCap 400 Growth	1,047,527,400	1,047,706,420
S&P MidCap 400 Value	705,482,935	703,914,911
S&P SmallCap 600	1,239,678,749	1,239,637,446
S&P SmallCap 600 Growth	752,508,649	751,785,384
S&P SmallCap 600 Value	535,411,872	532,770,947
S&P 1500	17,055,441	17,169,573

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$1,636,385,554	$1,304,492,066
S&P MidCap 400	3,120,549,523	3,246,737,931
S&P MidCap 400 Growth	1,028,322,078	1,295,040,588
S&P MidCap 400 Value	250,644,751	396,575,597
S&P SmallCap 600	2,583,980,477	2,574,181,006
S&P SmallCap 600 Growth	233,154,948	723,310,118
S&P SmallCap 600 Value	873,715,194	536,325,795
S&P 1500	56,871,478	27,861,936

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of March 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2012, attributable to the expiration of capital loss carryforwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P 100	$97,755,642	$—	$(97,755,642)
S&P MidCap 400	798,394,753	7,588,048	(805,982,801)
S&P MidCap 400 Growth	268,192,926	2,211,202	(270,404,128)
S&P MidCap 400 Value	46,570,326	1,610,471	(48,180,797)
S&P SmallCap 600	409,772,158	—	(409,772,158)
S&P SmallCap 600 Growth	139,743,212	—	(139,743,212)
S&P SmallCap 600 Value	72,760,933	—	(72,760,933)
S&P 1500	4,622,188	—	(4,622,188)

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended March 31, 2012 and March 31, 2011 was as follows:

iShares Index Fund	2012	2011
S&P 100
Ordinary income	$63,402,959	$49,627,283

S&P MidCap 400
Ordinary income	$125,983,608	$100,692,944

S&P MidCap 400 Growth
Ordinary income	$19,408,860	$17,362,726

S&P MidCap 400 Value
Ordinary income	$36,600,981	$34,755,514

S&P SmallCap 600
Ordinary income	$78,561,038	$73,760,288

S&P SmallCap 600 Growth
Ordinary income	$13,324,265	$15,729,137

S&P SmallCap 600 Value
Ordinary income	$23,541,743	$22,366,206

S&P 1500
Ordinary income	$5,987,388	$5,464,141

As of March 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P 100	$795,576	$(261,597,876)	$(172,922,189)	$(38,584,326)	$(472,308,815)
S&P MidCap 400	—	(80,156,547)	838,681,134	(29,398,729)	729,125,858
S&P MidCap 400 Growth	—	(352,017,848)	378,952,523	(128,651,998)	(101,717,323)
S&P MidCap 400 Value	—	(240,532,853)	101,536,048	—	(138,996,805)
S&P SmallCap 600	1,867,880	(279,638,628)	(93,053,072)	—	(370,823,820)
S&P SmallCap 600 Growth	70,096	(250,093,461)	224,359,448	(24,335,743)	(49,999,660)
S&P SmallCap 600 Value	902,070	(277,028,652)	86,667,382	(1,546,382)	(191,005,582)
S&P 1500	12,112	(13,494,938)	27,669,341	(157,688)	14,028,827

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on certain futures contracts.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2013.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 100	$13,464,050	$360,546	$2,374,610	$2,327,988	$120,169,143	$119,632,717	$3,268,822	$261,597,876
S&P MidCap 400	6,442,344	—	—	—	—	73,714,203	—	80,156,547
S&P MidCap 400 Growth	—	—	—	—	47,934,457	304,083,391	—	352,017,848
S&P MidCap 400 Value	—	—	1,950,250	—	41,350,423	184,025,097	13,207,083	240,532,853
S&P SmallCap 600	—	—	—	—	—	279,638,628	—	279,638,628
S&P SmallCap 600 Growth	—	—	—	—	14,340,392	225,094,086	10,658,983	250,093,461
S&P SmallCap 600 Value	—	—	—	10,187,581	68,967,654	197,873,417	—	277,028,652
S&P 1500	1,673,547	38,110	—	—	4,614,974	4,869,583	2,298,724	13,494,938

[a]	Must be utilized prior to losses subject to expiration.

As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$3,839,397,926	$285,810,613	$(458,732,802)	$(172,922,189)
S&P MidCap 400	11,355,773,245	1,724,495,306	(885,814,172)	838,681,134
S&P MidCap 400 Growth	3,015,624,874	494,391,094	(115,438,571)	378,952,523
S&P MidCap 400 Value	2,291,655,189	307,164,973	(205,628,925)	101,536,048
S&P SmallCap 600	9,187,015,477	958,616,198	(1,051,669,270)	(93,053,072)
S&P SmallCap 600 Growth	1,721,448,937	293,749,091	(69,389,643)	224,359,448
S&P SmallCap 600 Value	2,547,567,016	289,324,112	(202,656,730)	86,667,382
S&P 1500	366,313,216	68,777,755	(41,108,414)	27,669,341

Management has reviewed the tax positions as of March 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the variation margin on open futures contracts, by risk exposure category, on the Statement of Assets and Liabilities as of March 31, 2012 for the iShares S&P MidCap 400 Index Fund:

Liabilities
Statement of Assets and Liabilities Location
Equity contracts
Payable for variation margin	$18,480

The following table shows the effect of the futures contracts, by risk exposure category, on the Statement of Operations for the year ended March 31, 2012 for the iShares S&P MidCap 400 Index Fund:

	Net Realized Gain (Loss) from	Net Change in Unrealized Appreciation/Depreciation on
Equity contracts
Futures contracts	$1,013,037	$544,244

For the year ended March 31, 2012, the average quarterly number of contracts and notional value of open futures contracts for the iShares S&P MidCap 400 Index Fund was 82 and $7,837,860, respectively.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	81

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summaries and schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P 100 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P MidCap 400 Growth Index Fund, iShares S&P MidCap 400 Value Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P SmallCap 600 Growth Index Fund, iShares S&P SmallCap 600 Value Index Fund and iShares S&P 1500 Index Fund (the “Funds”), at March 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2012

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2012 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
S&P 100	100.00%
S&P MidCap 400	86.15
S&P MidCap 400 Growth	84.12
S&P MidCap 400 Value	91.87

iShares Index Fund	Dividends- Received Deduction
S&P SmallCap 600	88.46%
S&P SmallCap 600 Growth	90.37
S&P SmallCap 600 Value	92.92
S&P 1500	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2012:

iShares Index Fund	Qualified Dividend Income
S&P 100	$63,402,959
S&P MidCap 400	109,846,459
S&P MidCap 400 Growth	16,352,522
S&P MidCap 400 Value	34,113,683

iShares Index Fund	Qualified Dividend Income
S&P SmallCap 600	$69,764,236
S&P SmallCap 600 Growth	12,078,227
S&P SmallCap 600 Value	21,933,631
S&P 1500	5,987,388

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	83

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099–DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P 100	$1.20792	$—	$0.00910	$1.21702	99%	—%	1%	100%
S&P MidCap 400	1.09493	—	0.05545	1.15038	95	—	5	100
S&P MidCap 400 Growth	0.66046	—	0.04506	0.70552	94	—	6	100
S&P MidCap 400 Value	1.32686	—	0.05761	1.38447	96	—	4	100
S&P SmallCap 600	0.75669	—	0.03754	0.79423	95	—	5	100
S&P SmallCap 600 Growth	0.59769	—	0.03306	0.63075	95	—	5	100
S&P SmallCap 600 Value	0.92174	—	0.04299	0.96473	96	—	4	100
S&P 1500	1.06060	—	0.01358	1.07418	99	—	1	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter–end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 100 Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.08%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	9	0.68
Greater than 0.5% and Less than 1.0%	13	0.98
Between 0.5% and –0.5%	1,273	96.36
Less than –0.5% and Greater than –1.0%	13	0.98
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08

	1,321	100.00%

iShares S&P MidCap 400 Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	4	0.30
Between 0.5% and –0.5%	1,302	98.55
Less than –0.5% and Greater than –1.0%	7	0.53
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,321	100.00%

SUPPLEMENTAL INFORMATION	85

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P MidCap 400 Growth Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.23%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	5	0.38
Between 0.5% and –0.5%	1,303	98.63
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,321	100.00%

iShares S&P MidCap 400 Value Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	3	0.23%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	6	0.45
Between 0.5% and –0.5%	1,298	98.25
Less than –0.5% and Greater than –1.0%	6	0.45
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08

	1,321	100.00%

86	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P SmallCap 600 Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,299	98.33
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08

	1,321	100.00%

iShares S&P SmallCap 600 Growth Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.15%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and –0.5%	1,300	98.40
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	2	0.15

	1,321	100.00%

SUPPLEMENTAL INFORMATION	87

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P SmallCap 600 Value Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	0.15%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and –0.5%	1,290	97.64
Less than –0.5% and Greater than –1.0%	10	0.75
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5%	3	0.23

	1,321	100.00%

iShares S&P 1500 Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.15%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,298	98.26
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5%	1	0.08

	1,321	100.00%

88	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (46)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock, Inc. (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005- 2009); Chief Operating Officer of the Intermediary Investor and Exchange- Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	89

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001- 2011); Broadway Producer (2006- 2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2012); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and member (since 2011) of the Investment Committee, WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (68)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (50)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

90	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (47)	Trustee (since 2011).	Gregor G. Peterson Professor of Accounting and Senior Associate Dean for Academic Affairs, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

TRUSTEE AND OFFICER INFORMATION	91

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (59)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange- Traded Funds Complex (2007-2012), Associate General Counsel, BGI (2004-2009).

Matt Tucker (39)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

92	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	93

Notes:

94	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-31-0312

March 31, 2012

2012 Annual Report

iShares Trust

iShares S&P Asia 50 Index Fund  |  AIA  |  NYSE Arca

iShares S&P Developed ex-U.S. Property Index Fund  |  WPS  |  NYSE Arca

iShares S&P Europe 350 Index Fund  |  IEV  |  NYSE Arca

iShares S&P Latin America 40 Index Fund  |  ILF  |  NYSE Arca

iShares S&P/TOPIX 150 Index Fund  |  ITF  |  NYSE Arca

iShares S&P Emerging Markets Infrastructure Index Fund  |  EMIF  |  NASDAQ

Management’s Discussion of Fund Performance

iSHARES® S&P ASIA 50 INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/12			Inception to 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.92)%	(4.27)%	(3.55)%	0.15%	0.07%	0.67%	0.64%	0.32%	2.97%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (11/13/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Sector	Percentage of Net Assets

Financial	29.35%
Technology	22.97
Communications	9.28
Consumer Cyclical	8.67
Energy	8.02
Basic Materials	6.60
Industrial	5.34
Diversified	3.91
Utilities	3.75
Consumer Non-Cyclical	1.74
Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. (South Korea)	14.80%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6.63
China Mobile Ltd. (China)	5.06
China Construction Bank Corp. Class H (China)	4.97
Industrial and Commercial Bank of China Ltd. Class H (China)	3.50
Hon Hai Precision Industry Co. Ltd. (Taiwan)	3.21
Hyundai Motor Co. (South Korea)	3.20
CNOOC Ltd. (China)	2.90
PetroChina Co. Ltd. Class H (China)	2.66
AIA Group Ltd. (Hong Kong)	2.62

TOTAL	49.55%

The iShares S&P Asia 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Asia 50 IndexTM (the “Index”). The Index is a free float-adjusted, market capitalization weighted index that is designed to measure the performance of the 50 leading companies from four Asian markets: Hong Kong, Singapore, South Korea and Taiwan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (3.92)%, net of fees, while the total return for the Index was (3.55)%.

Global equity markets endured investor uncertainty and market volatility during the reporting period, driven largely by conditions in Europe and the U.S. The European sovereign debt crisis heightened as a restructuring of debt for Greece and a bailout package for Portugal sparked concerns about the overall impact to the European banking system. A slowdown in U.S. economic activity also weighed on global markets, creating market volatility and sharp share price declines. The federal debt ceiling debate, followed by an unprecedented credit rating downgrade of U.S. Treasury debt from AAA to AA+ status, caused further investor concern.

Asian markets, as represented by the Index, declined for the reporting period, lagging broader world equity markets. The effect of the European debt crisis and economic concerns in the U.S. were key factors affecting Asia’s economy. China, in particular, experienced a decrease in economic activity due largely to a decline in export demand to Europe and the U.S. A sluggish domestic real estate market also dampened the Chinese economy, whose growth slowed to an annual gross domestic product (“GDP”) growth rate of 8.9% in the fourth quarter of 2011, its slowest pace in 2 1/2 years. In February 2012, China eased monetary policy in an effort to stem a sharper slowdown in the country’s economic growth. Inflation, which rose throughout the first half of the reporting period, fell to an annualized 3.6% in March 2012.

For Taiwan, a decline in exports crimped annual GDP growth, which slowed to 1.9% in the fourth quarter of 2011, its slowest pace since 2009. Because China is a key importer of goods from Taiwan, a slowdown in China’s economy translated into weaker demand for Taiwan’s export market. In Hong Kong, a previously robust real estate market cooled, largely due to government intervention. Export levels declined amid weakness from Hong Kong’s main partners — the European Union, the U.S., and China. In South Korea, though, export levels remained healthy, fueling consistent economic growth levels throughout the reporting period.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/12			Inception to 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.96)%	(3.89)%	(3.83)%	(5.34)%	(5.28)%	(5.53)%	(22.60)%	(22.40)%	(23.33)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (7/30/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/3/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Industry/Investment Type	Percentage of Net Assets

Real Estate Operating/Development	33.37%
REITs-Diversified	26.29
Real Estate Management/Services	13.25
REITs-Shopping Centers	12.28
REITs-Office Property	7.79
REITs-Apartments	1.91
Building-Residential/Commercial	1.30
REITs-Warehouse/Industrial	1.02
Other*	2.19
Short-Term and Other Net Assets	0.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Mitsubishi Estate Co. Ltd. (Japan)	4.56%
Westfield Group (Australia)	3.95
Sun Hung Kai Properties Ltd. (Hong Kong)	3.76
Unibail-Rodamco SE (France)	3.73
Cheung Kong (Holdings) Ltd. (Hong Kong)	3.70
Mitsui Fudosan Co. Ltd. (Japan)	3.06
Sumitomo Realty & Development Co. Ltd. (Japan)	2.31
Land Securities Group PLC (United Kingdom)	1.84
Link REIT (The) (Hong Kong)	1.72
Westfield Retail Trust (Australia)	1.54

TOTAL	30.17%

*	Other includes industries which individually represented less than 1% of net assets.

The iShares S&P Developed ex-U.S. Property Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed ex US Property IndexTM (the “Index”). The Index is a free float-adjusted, market capitalization weighted index that defines and measures the investable universe of publicly-traded real estate companies domiciled in developed countries outside of the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (3.96)%, net of fees, while the total return for the Index was (3.83)%.

Real estate markets around the world generally slumped for much of the reporting period, in step with a global economic slowdown. Conditions improved markedly late in the reporting period, although those gains were not sufficient to erase earlier losses.

European real estate markets weakened, being negatively affected by ramifications from the sovereign debt crisis. New banking regulatory requirements and lender caution led to a cutback in mortgage availability, dampening housing markets. The peripheral European economies of Ireland and Spain suffered the largest declines in real estate prices, while Germany and Switzerland saw prices increase. France enjoyed healthy gains, in part due to a government stimulus program. In the UK, real estate prices fell modestly. Housebuilding dropped across most of Europe, except for Switzerland, with France and Germany experiencing only modest slowdowns. By the end of 2011, though, action by the European Central Bank alleviated the risk of a credit crunch. That, combined with improving global economic conditions, lifted European real estate markets through the remainder of the reporting period.

Hong Kong, which had experienced a real estate boom since 2009, saw a decline as the government increased down payment requirements and raised mortgage rates in an effort to curb a bubble. The number of real estate transactions fell during the reporting period, reaching its lowest level on record in February 2012, and property prices sank.

Japan’s struggles with the aftermath of an earthquake and tsunami as well as an already weak Japanese economy continued to negatively affect its housing market. In the final months of the reporting period, though, Japan’s export trade and domestic demand both improved. Australia, which had experienced a real estate bubble similar to that in the U.S., began to experience a decline before the beginning of the reporting period. The drop continued, particularly in the latter half of the reporting period, as unemployment levels climbed.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.80)%	(7.87)%	(7.49)%	(4.21)%	(4.22)%	(3.95)%	5.02%	5.02%	5.33%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.80)%	(7.87)%	(7.49)%	(19.36)%	(19.38)%	(18.24)%	63.14%	63.19%	68.06%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	26.17%
Financial	18.81
Energy	11.58
Basic Materials	9.55
Industrial	9.19
Communications	8.72
Consumer Cyclical	7.58
Utilities	4.90
Technology	2.08
Diversified	0.84
Short-Term and Other Net Assets	0.58

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Nestle SA Registered (Switzerland)	3.15%
HSBC Holdings PLC (United Kingdom)	2.40
Novartis AG Registered (Switzerland)	2.30
BP PLC (United Kingdom)	2.12
Vodafone Group PLC (United Kingdom)	2.10
Royal Dutch Shell PLC Class A (United Kingdom)	1.92
Roche Holding AG Genusschein (Switzerland)	1.85
Total SA (France)	1.81
GlaxoSmithKline PLC (United Kingdom)	1.71
British American Tobacco PLC (United Kingdom)	1.50

TOTAL	20.86%

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Europe 350 IndexTM (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (7.80)%, net of fees, while the total return for the Index was (7.49)%.

European equity markets endured investor uncertainty and market volatility during the reporting period. The European sovereign debt crisis, which had been an ongoing concern, heightened in the early months of the reporting period as a restructuring of debt for Greece and a bailout package for Portugal sparked concerns about the overall impact to the European banking system.

Stock market performance improved late in the reporting period, though, as long-term refinancing operations by the European Central Bank, which provided $1.2 trillion in loans to European banks, eased investor concerns about the debt crisis. Still, the southern European countries of Spain, Italy, and Greece struggled with the threat of recession.

For the Euro area as a whole, unemployment levels climbed throughout the reporting period, reaching 10.8% in February 2012. Among member states, the lowest unemployment rate was in Austria, which recorded a rate of 4.2%. Germany reported a 5.7% rate of unemployment, while Spain and Greece reported 23.6% and 21.0%, respectively.

Economic activity for the Euro area as a whole remained tepid, slowing to an annual gross domestic product (“GDP”) growth rate of 0.7% in the fourth quarter of 2011. In Germany, the export-driven economy was relatively healthy, with GDP expanding at an annual rate of 1.5% in the fourth quarter of 2011 as the country recorded a large trade surplus, and the inflation rate hovered above 2% for much of the period. In an effort to balance the threat of inflation in Germany with the need to fight the sovereign debt crisis, the European Central Bank left short-term interest rates at 1.5% or below throughout the reporting period.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

In France, the Euro area’s second-largest economy, growth was fairly steady. GDP growth slowed modestly to an annual rate of 1.41% in the fourth quarter of 2011, although the unemployment rate climbed to 9.8% by the end of the same period.

In the United Kingdom, economic activity slowed, contracting 0.2% in the fourth quarter of 2011. The country’s trade deficit widened, and the unemployment rate rose to 8.4% by the end of the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.46)%	(8.55)%	(7.93)%	8.53%	8.55%	8.83%	18.71%	18.64%	19.08%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.46)%	(8.55)%	(7.93)%	50.56%	50.69%	52.64%	455.81%	452.51%	473.32%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Sector	Percentage of Net Assets

Financial	18.71%
Basic Materials	17.72
Communications	15.13
Consumer Non-Cyclical	13.78
Energy	12.84
Consumer Cyclical	7.66
Utilities	6.24
Diversified	4.96
Industrial	2.42
Short-Term and Other Net Assets	0.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

America Movil SAB de CV Series L (Mexico)	12.47%
Petroleo Brasileiro SA Preferred SP ADR (Brazil)	9.78
Vale SA Class A Preferred SP ADR (Brazil)	9.24
Itau Unibanco Holding SA Preferred SP ADR (Brazil)	8.42
Banco Bradesco SA Preferred SP ADR (Brazil)	6.43
Companhia de Bebidas das Americas Preferred SP ADR (Brazil)	4.70
Wal-Mart de Mexico SAB de CV Series V (Mexico)	3.68
Fomento Economico Mexicano SAB de CV BD Units (Mexico)	3.12
BRF — Brasil Foods SA SP ADR (Brazil)	2.67
Itausa — Investimentos Itau SA Preferred (Brazil)	2.62

TOTAL	63.13%

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Latin America 40 IndexTM (the “Index”). The Index is comprised of selected equities trading on the exchanges of five Latin American countries: Mexico, Brazil, Peru, Colombia and Chile. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (8.46)%, net of fees, while the total return for the Index was (7.93)%.

Brazilian equities, which accounted for more than 50% of the Fund’s holdings at the end of the reporting period, declined during the reporting period. Since 2008, foreign money has flowed into Brazil from investors optimistic about the country’s growth prospects. Double-digit interest rates on short-term rates also attracted foreign investors. As a result, the country’s currency, the real, has appreciated sharply against the U.S. dollar.

During the reporting period, though, Brazil’s government took steps to weaken the currency in an effort to discourage the import of less expensive foreign goods that would compete with its domestic industries. Brazil’s central bank, the Banco Central de Brasil, cut short-term interest rates by 2.75% between August 2011 and March 2012 to 9.75% and intervened in currency markets to sell the real. In addition, the government implemented a tax on foreign loans designed to curb foreign inflows. The government’s interest rate cuts were also aimed at spurring economic growth. The rate of annual gross domestic product (“GDP”) growth rate for the fourth quarter of 2011 was 1.4%, down from 9.3% in early 2010.

Mexico, unlike many countries, enjoyed steady economic expansion during the reporting period, with annual GDP growth rates between 3.2% and 4.5% throughout the period. The largest exporter in Latin America, Mexico exports more than 80% of its goods to the U.S. and Canada. During the reporting period, Mexico’s balance of trade initially slumped as the economic environment in the U.S. worsened, but reversed course to end the period with a trade surplus as the U.S. economy began to improve.

Chile, the third-largest country weighting in the Fund, saw its economy grow by an annualized 4.5% during the fourth quarter of 2011, down from a 9.9% annualized rate in the first quarter of 2011. As the world’s largest copper exporter, Chile’s copper exports to China are an important component of the Chilean economy. Its export levels were cut modestly as China’s robust economy slowed. The country’s typically low inflation levels climbed, finishing the reporting period with an annualized inflation rate just above 4%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.45)%	(0.67)%	(0.41)%	(5.80)%	(5.92)%	(5.80)%	2.88%	2.80%	3.26%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.45)%	(0.67)%	(0.41)%	(25.81)%	(26.30)%	(25.82)%	32.90%	31.82%	37.85%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Sector	Percentage of Net Assets

Consumer Cyclical	28.91%
Industrial	20.46
Financial	16.78
Consumer Non-Cyclical	11.52
Basic Materials	6.22
Technology	5.35
Communications	5.22
Utilities	2.71
Energy	1.72
Short-Term and Other Net Assets	1.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Toyota Motor Corp.	6.26%
Mitsubishi UFJ Financial Group Inc.	3.82
Honda Motor Co. Ltd.	3.22
Canon Inc.	3.07
Sumitomo Mitsui Financial Group Inc.	2.51
Mizuho Financial Group Inc.	2.12
Nippon Telegraph and Telephone Corp.	1.95
FANUC Corp.	1.90
Mitsubishi Corp.	1.81
Takeda Pharmaceutical Co. Ltd.	1.72

TOTAL	28.38%

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TOPIX 150 IndexTM (the “Index”). The Index is comprised of approximately 70% of the market value of the Japanese equity market and includes 150 securities considered highly liquid selected from each major sector of the Tokyo market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (0.45)%, net of fees, while the total return for the Index was (0.41)%.

Japan entered the reporting period in the wake of an earthquake and tsunami that dealt a blow to the already struggling Japanese economy. Industrial production collapsed, and the country’s booming tourism industry ground to a halt.

In the aftermath of the earthquake, Japanese industries worked with surprising speed to rebuild factories and repair supply chains. As production resumed, exports increased 6.2% in the third quarter of 2011 versus the second quarter, and gross domestic product (“GDP”) grew at an annual rate of 1.7% in the third quarter of 2011 compared with the second quarter of the same year (although the GDP growth rate in the third quarter of 2011 slightly declined when compared against the third quarter of 2010).

Countering those gains, though, Japan’s two major trading partners — the U.S. and China — both saw their economies weaken, reducing demand for exports from Japan. Compounding the challenge, Japan’s currency, the yen, strengthened during the reporting period as it was viewed as a safe haven in the midst of the European sovereign debt crisis. The strong yen had the effect of making Japanese exports less competitive and eroding the value of Japanese exporters’ earnings. Following their rise in the third quarter, export levels declined in the fourth quarter of 2011, and GDP growth softened modestly. Meanwhile, domestic demand, which had slumped immediately following the earthquake, began to increase. Personal consumption in the form of automobile sales, home electronics sales, and monthly sales at convenience stores all began to climb in late 2011.

In the final months of the reporting period, an improving global economy translated into a pickup in demand for Japanese goods, driving up export levels. In February, Japan posted a trade surplus, following four consecutive months of trade deficits. The rise in domestic consumption that had begun late in 2011 continued through the end of the reporting period. The Japanese stock market bounced back to post its strongest first quarter performance in 24 years, erasing earlier losses in the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/12			Inception to 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.45)%	(4.79)%	(5.70)%	14.00%	14.09%	12.54%	44.19%	44.49%	39.03%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (6/16/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Industry/Investment Type	Percentage of Net Assets

Electric — Integrated	32.12%
Petrochemicals	12.59
Airport Development/Maintenance	11.25
Electric — Generation	8.36
Diversified Operations	7.28
Public Thoroughfares	5.75
Oil — Field Services	5.56
Finance — Leasing Company	5.32
Investment Companies	3.85
Gas — Distribution	3.50
Steel Pipe & Tube	2.57
Warehousing & Harbor Transport Services	1.73
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Ultrapar Participacoes SA SP ADR (Brazil)	12.59%
Companhia Energetica de Minas Gerais Preferred SP ADR (Brazil)	9.53
China Merchants Holdings (International) Co. Ltd. (China)	7.28
CEZ AS (Czech Republic)	5.44
CPFL Energia SA SP ADR (Brazil)	5.39
COSCO Pacific Ltd. (China)	5.32
Empresa Nacional de Electricidad SA SP ADR (Chile)	4.23
China Oilfield Services Ltd. Class H (China)	4.06
iShares MSCI Malaysia Index Fund	3.85
Enersis SA SP ADR (Chile)	3.58

TOTAL	61.27%

The iShares S&P Emerging Markets Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Index is designed to track performance of 30 of the largest publicly listed companies in the infrastructure industry in emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (4.45)%, net of fees, while the total return for the Index was (5.70)%.

Infrastructure investments depend, to a large extent, on the economic health of the underlying economy. During the reporting period, many of the world’s emerging markets struggled with the ripple effects of the sovereign debt crisis in Europe and a slowdown in U.S. economic activity.

For China, these events triggered a decrease in economic activity due largely to a decline in export demand. A sluggish real estate market also dampened the economy, whose growth slowed to an annual gross domestic product (“GDP”) growth rate of 8.9% in the fourth quarter of 2011, its slowest pace in 2 1/2 years. In February 2012, China eased monetary policy in an effort to stem a sharper slowdown in the country. Inflation, which rose throughout the first half of the reporting period, fell to an annual rate of 3.6% in March 2012.

Brazilian equities, which accounted for more than 30% of the Fund’s holdings at the end of the reporting period, declined during the reporting period. The rate of annual GDP growth for the fourth quarter of 2011 was 1.4%, down from 9.3% in early 2010 as export levels declined. Brazil’s government took steps to weaken the currency in an effort to discourage the import of less expensive foreign goods that would compete with its domestic industries. Brazil’s central bank, the Banco Central de Brasil, cut short-term interest rates by 2.75% between August 2011 and March 2012 to 9.75% and intervened in currency markets to sell the real. In addition, the government implemented a tax on foreign loans designed to curb foreign inflows. The government’s interest rate cuts were also aimed at spurring economic growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

Chile, the third-largest country weighting in the Fund, saw its GDP grow at an annual rate of 4.5% during the fourth quarter of 2011, a decline from 9.9% in the first quarter of 2011. As the world’s largest copper exporter, Chile relies in part on export to China. Its export levels were cut modestly as China’s robust economy slowed. The country’s typically low inflation levels climbed during the reporting period, finishing the period just above 4%.

Mexico, unlike many countries, enjoyed steady economic expansion during the period, with annual GDP growth rates between 3.2% and 4.5% throughout the reporting period. The largest exporter in Latin America, Mexico exports more than 80% of its goods to the U.S. and Canada. During the reporting period, Mexico’s balance of trade slumped as the economic environment in the U.S. worsened, but reversed course to end the period with a trade surplus.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/11 to 3/31/12)
S&P Asia 50
Actual	$1,000.00	$1,204.70	0.50%	$2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.50	2.53
S&P Developed ex-U.S. Property
Actual	1,000.00	1,140.10	0.48	2.57
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Europe 350
Actual	1,000.00	1,161.20	0.60	3.24
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.60	3.03
S&P Latin America 40
Actual	1,000.00	1,238.20	0.50	2.80
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.50	2.53

SHAREHOLDER EXPENSES	19

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/11 to 3/31/12)
S&P/TOPIX 150
Actual	$1,000.00	$1,081.10	0.50%	$2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.50	2.53
S&P Emerging Markets Infrastructure
Actual	1,000.00	1,278.70	0.73	4.16
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.73	3.69

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P ASIA 50 INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.63%

CHINA — 23.67%
China Construction Bank Corp. Class H	12,915,960	$9,981,422
China Life Insurance Co. Ltd. Class H	1,353,000	3,511,457
China Mobile Ltd.	923,500	10,163,971
China Petroleum & Chemical Corp. Class H	3,060,000	3,334,312
CNOOC Ltd.	2,835,000	5,827,743
Industrial and Commercial Bank of China Ltd. Class H	10,890,115	7,027,238
PetroChina Co. Ltd. Class H	3,780,000	5,345,750
Ping An Insurance (Group) Co. of China Ltd. Class H	315,000	2,381,569

		47,573,462
HONG KONG — 16.57%
AIA Group Ltd.	1,440,000	5,276,662
BOC Hong Kong (Holdings) Ltd.	630,000	1,740,533
Cheung Kong (Holdings) Ltd.	255,000	3,294,243
CLP Holdings Ltd.	342,500	2,955,629
Hang Seng Bank Ltd.[a]	126,600	1,682,782
Hong Kong and China Gas Co. Ltd. (The)	856,440	2,195,152
Hong Kong Exchanges and Clearing Ltd.[a]	189,000	3,176,777
Hutchison Whampoa Ltd.	415,000	4,147,862
Li & Fung Ltd.[a]	1,080,000	2,478,825
Power Assets Holdings Ltd.	202,500	1,486,669
Sun Hung Kai Properties Ltd.	271,000	3,368,302
Swire Pacific Ltd. Class A	135,000	1,513,621

		33,317,057
SINGAPORE — 8.75%
DBS Group Holdings Ltd.	315,500	3,558,110
Keppel Corp. Ltd.	252,000	2,202,633
Oversea-Chinese Banking Corp. Ltd.[a]	496,000	3,518,766
Singapore Telecommunications Ltd.	1,305,000	3,269,376
United Overseas Bank Ltd.	225,000	3,283,692
Wilmar International Ltd.[a]	450,000	1,753,688

		17,586,265
SOUTH KOREA — 31.47%
Hyundai Heavy Industries Co. Ltd.	10,125	2,872,943
Hyundai Mobis Co. Ltd.[a]	13,546	3,425,206
Hyundai Motor Co. Ltd.[a]	31,291	6,434,670
KB Financial Group Inc.	69,126	2,522,713

Security	Shares	Value

Kia Motors Corp.	47,639	$3,115,529
Korea Electric Power Corp.[b]	45,950	908,415
KT&G Corp.	24,705	1,753,040
LG Electronics Inc.	19,043	1,391,607
POSCO	12,600	4,225,762
Samsung C&T Corp.	28,035	1,964,590
Samsung Electronics Co. Ltd.[a]	26,439	29,751,313
Shinhan Financial Group Co. Ltd.	85,058	3,284,310
SK Innovation Co. Ltd.	11,025	1,610,377

		63,260,475
TAIWAN — 19.17%
Cathay Financial Holding Co. Ltd.	1,215,904	1,384,214
China Steel Corp.	2,070,358	2,114,937
Chunghwa Telecom Co. Ltd.	675,551	2,080,590
Formosa Chemicals & Fibre Corp.	675,490	1,972,835
Formosa Plastics Corp.	855,030	2,517,478
Hon Hai Precision Industry Co. Ltd.	1,665,271	6,460,334
HTC Corp.	155,311	3,141,529
MediaTek Inc.	206,112	1,972,815
Nan Ya Plastics Corp.	1,080,010	2,440,721
Taiwan Semiconductor Manufacturing Co. Ltd.	4,635,343	13,333,806
United Microelectronics Corp.	2,295,430	1,123,819

		38,543,078

TOTAL COMMON STOCKS
(Cost: $161,547,062)		200,280,337

SHORT-TERM INVESTMENTS — 6.57%

MONEY MARKET FUNDS — 6.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	12,140,458	12,140,458
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	940,790	940,790
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	114,140	114,140

		13,195,388

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,195,388)		13,195,388

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

March 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 106.20%
(Cost: $174,742,450)	$213,475,725
Other Assets, Less Liabilities — (6.20)%	(12,456,970)

NET ASSETS—100.00%	$201,018,755

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.40%

AUSTRALIA — 15.35%
Abacus Property Group	69,044	$141,622
ALE Property Group	44,772	93,691
Aspen Group Ltd.	166,091	85,171
Astro Japan Property Trust	15,949	43,619
Australand Property Group	62,115	164,731
BGP Holdings PLC[a,b]	1,986,852	265
Bunnings Warehouse Property Trust	106,436	194,062
Centro Retail Australia[a]	353,953	674,686
CFS Retail Property Trust	620,863	1,151,297
Challenger Diversified Property Group	136,735	75,783
Charter Hall Group	63,837	146,813
Charter Hall Office REIT	109,839	350,466
Charter Hall Retail REIT	66,789	218,640
Commonwealth Property Office Fund	652,146	665,456
Cromwell Group	213,733	157,206
Dexus Property Group	1,281,865	1,155,314
FKP Property Group	169,617	86,979
Goodman Group	1,742,213	1,245,343
GPT Group	442,267	1,429,479
Investa Office Fund	709,751	466,894
Lend Lease Group	137,227	1,061,937
Mirvac Group	900,893	1,091,937
Peet Ltd.	46,330	40,796
Stockland Corp. Ltd.	610,531	1,859,489
Sunland Group Ltd.[a]	53,710	40,061
Tishman Speyer Office Fund[a]	67,486	65,018
Westfield Group	557,641	5,100,984
Westfield Retail Trust	742,387	1,984,215

		19,791,954
AUSTRIA — 1.47%
Atrium European Real Estate Ltd.	51,127	250,760
CA Immobilien Anlagen AGa	21,156	241,559
conwert Immobilien Invest SE	18,450	221,989
IMMOEAST AG Escrow[a,b]	100,152	13
IMMOFINANZ AGa	300,448	1,089,890
IMMOFINANZ AG Escrow[a,b]	112,716	15
S IMMO AGa	15,211	90,911

		1,895,137
BELGIUM — 0.79%
Aedifica	1,845	114,471

Security	Shares	Value

Befimmo SCA	3,813	$253,025
Cofinimmo SA	3,772	463,137
Intervest Offices & Warehouses	1,927	52,350
Warehouses De Pauw SCA	2,542	135,509

		1,018,492
CANADA — 5.16%
Allied Properties Real Estate Investment Trust	6,970	180,692
Artis Real Estate Investment Trust	10,824	175,120
Boardwalk Real Estate Investment Trust	6,847	391,179
Brookfield Office Properties Canada	3,854	93,318
Brookfield Office Properties Inc.	57,851	1,004,267
Calloway Real Estate Investment Trust	13,489	365,888
Canadian Apartment Properties Real Estate Investment Trust	10,373	233,625
Canadian Real Estate Investment Trust	8,979	331,597
Chartwell Seniors Housing Real Estate Investment Trust	19,557	178,654
Cominar Real Estate Investment Trust	11,644	272,619
Crombie Real Estate Investment Trust	5,412	75,810
Dundee International Real Estate Investment Trust	8,200	82,948
Dundee Real Estate Investment Trust	8,159	287,355
Extendicare Real Estate Investment Trust	10,455	82,640
First Capital Realty Inc.	18,655	333,175
H&R Real Estate Investment Trust	20,910	495,003
InnVest Real Estate Investment Trust	12,423	65,381
Killam Properties Inc.	12,628	155,031
Mainstreet Equity Corp.[a]	1,681	41,123
Melcor Developments Ltd.	3,608	55,594
Morguard Corp.	1,599	149,589
Morguard Real Estate Investment Trust	7,380	122,428
Northern Property Real Estate Investment Trust	4,116	128,407
NorthWest Healthcare Properties Real Estate Investment Trust	5,494	67,339
Primaris Retail Real Estate Investment Trust	10,496	227,258
RioCan Real Estate Investment Trust	35,711	965,799
TransGlobe Apartment Real Estate Investment Trust	8,077	97,220

		6,659,059

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2012

Security	Shares	Value

DENMARK — 0.06%
Jeudan A/S	574	$43,770
TK Development A/Sa	12,423	34,246

		78,016
FINLAND — 0.37%
Citycon OYJ	38,294	128,000
Sponda OYJ	63,755	262,349
Technopolis OYJ	16,810	88,872

		479,221
FRANCE — 6.77%
Altarea	369	59,213
ANF Immobilier[c]	3,198	136,281
Fonciere des Regions	10,332	828,712
Gecina SA	6,929	722,870
Icade	6,109	544,174
Klepierre	24,559	850,336
Mercialys	12,259	433,110
Societe de la Tour Eiffel	1,517	87,878
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,296	252,923
Unibail-Rodamco SE	24,108	4,814,088

		8,729,585
GERMANY — 1.50%
Alstria Office REIT AG	15,908	178,566
Colonia Real Estate AGa	6,478	28,882
Deutsche EuroShop AG	12,382	436,137
Deutsche Wohnen AG Bearer	25,297	373,263
DIC Asset AG	8,159	79,806
GAGFAH SAa	24,272	205,219
GSW Immobilien AGa	5,699	196,678
Hamborner REIT AG	4,305	43,571
IVG Immobilien AGa	35,014	111,908
PATRIZIA Immobilien AGa	8,282	55,057
Prime Office REIT AGa	9,143	54,523
TAG Immobilien AGa	18,860	175,434

		1,939,044
HONG KONG — 19.42%
Champion REIT	697,000	295,354
Cheung Kong (Holdings) Ltd.	369,000	4,766,963
Chinese Estates Holdings Ltd.[c]	143,500	198,135
CSI Properties Ltd.	1,312,000	49,851

Security	Shares	Value

Emperor International Holdings Ltd.	289,000	$50,623
Far East Consortium International Ltd.	287,000	51,382
Fortune REIT	246,000	131,175
Fragrance Group Ltd.[c]	164,000	58,043
Great Eagle Holdings Ltd.	82,000	231,826
Hang Lung Group Ltd.	205,000	1,326,797
Hang Lung Properties Ltd.	533,000	1,953,098
Henderson Land Development Co. Ltd.	246,929	1,362,816
HKR International Ltd.[c]	196,800	73,002
Hongkong Land Holdings Ltd.[c]	328,000	1,905,680
Hopson Development Holdings Ltd.[c]	164,000	96,110
Hysan Development Co. Ltd.	164,000	656,929
K. Wah International Holdings Ltd.	246,000	89,985
Kerry Properties Ltd.	205,000	922,817
Kowloon Development Co. Ltd.	82,000	82,380
Lai Fung Holdings Ltd.	1,353,000	25,269
Lai Sun Development Co. Ltd.[a]	2,829,000	45,547
Link REIT (The)	594,500	2,212,912
Mapletree Commercial Trust	246,000	171,193
New World China Land Ltd.	739,999	183,951
Pacific Century Premium Developments Ltd.[a]	287,000	67,277
Perennial China Retail Trust	123,000	50,869
Prosperity REIT	287,000	67,277
Regal Real Estate Investment Trust	205,000	51,752
Shanghai Industrial Urban Development Group Ltd.[a]	328,000	59,990
Shui On Land Ltd.[c]	676,500	273,597
Silver Grant International Industries Ltd.[c]	410,000	88,189
Sino Land Co. Ltd.[c]	902,000	1,440,598
Sinolink Worldwide Holdings Ltd.[a]	492,000	40,556
SRE Group Ltd.	574,000	28,833
Sun Hung Kai Properties Ltd.	390,000	4,847,372
Sunlight Real Estate Investment Trust[c]	328,000	100,969
TAI Cheung Holdings Ltd.	82,000	53,970
Tian An China Investments Co. Ltd.	271,200	132,386
Tomson Group Ltd.[c]	212,953	47,999
Wheelock and Co. Ltd.	205,000	617,852
Yuexiu Real Estate Investment Trust	205,000	106,408
Zhuguang Holdings Group Co. Ltd.[a]	246,000	25,981

		25,043,713

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2012

Security	Shares	Value

ISRAEL — 0.74%
Africa Israel Properties Ltd.[a]	2,829	$28,374
Airport City Ltd.[a]	8,405	37,288
AL-ROV (Israel) Ltd.[a]	902	21,589
Alony Hetz Properties & Investments Ltd.	17,876	85,475
Amot Investments Ltd.	25,953	67,738
Azrieli Group Ltd.	8,405	203,325
British Israel Investments Ltd.	13,858	51,837
Elbit Imaging Ltd.[a]	3,403	8,783
Gazit Globe Ltd.	16,974	173,997
Industrial Buildings Corp. Ltd.[a]	20,459	31,687
Jerusalem Economy Ltd.[a]	4,551	31,715
Melisron Ltd.	2,861	50,612
Nitsba Holdings (1995) Ltd.[a]	6,765	57,214
Norstar Holdings Inc.	2,870	57,268
REIT 1 Ltd.	23,821	45,265

		952,167
ITALY — 0.16%
Beni Stabili SpA	214,389	133,015
Immobiliare Grande Distribuzione SpA	39,237	47,680
Prelios SpA[a]	132,758	26,890

		207,585
JAPAN — 23.13%
Able & Partners Inc.	8,200	42,846
Advance Residence Investment Corp.	287	547,879
AEON Mall Co. Ltd.	20,500	479,027
DA Office Investment Corp.	41	110,104
Daibiru Corp.	12,300	92,966
Daito Trust Construction Co. Ltd.	20,500	1,850,841
Daiwa House Industry Co. Ltd.	123,000	1,635,118
Daiwahouse Residential Investment Corp.	41	271,025
Frontier Real Estate Investment Corp.	41	337,785
Fukuoka REIT Corp.	41	295,935
Global One Real Estate Investment Corp. Ltd.	41	274,512
Heiwa Real Estate Co. Ltd.	41,000	112,097
Heiwa Real Estate REIT Inc.	123	71,667
Hulic Co. Ltd.	20,500	248,606
Iida Home Max Co. Ltd.	4,100	35,124
Industrial & Infrastructure Fund Investment Corp.	41	224,442
Japan Excellent Inc.	41	210,493

Security	Shares	Value

Japan Hotel Real Estate Investment Corp.	451	$102,481
Japan Logistics Fund Inc.	41	349,244
Japan Prime Realty Investment Corp.	164	474,094
Japan Real Estate Investment Corp.	123	1,089,580
Japan Rental Housing Investments Inc.	205	91,919
Japan Retail Fund Investment Corp.	451	673,527
Kenedix Realty Investment Corp.	82	302,412
Leopalace21 Corp.[a]	36,900	125,997
MID REIT Inc.	41	112,346
Mitsubishi Estate Co. Ltd.	328,000	5,882,836
Mitsui Fudosan Co. Ltd.	205,000	3,943,314
Mori Hills REIT Investment Corp.	41	164,408
MORI TRUST Sogo REIT Inc.	41	364,190
Nippon Accommodations Fund Inc.	41	266,043
Nippon Building Fund Inc.	164	1,566,365
Nomura Real Estate Holdings Inc.	24,600	436,131
Nomura Real Estate Office Fund Inc.	82	490,734
Nomura Real Estate Residential Fund Inc.	41	211,489
NTT Urban Development Corp.	246	201,475
ORIX JREIT Inc.	82	384,616
Premier Investment Corp.	41	165,405
Sekisui House SI Investment Corp.	41	172,878
Shoei Co. Ltd.	8,200	33,679
Sumitomo Realty & Development Co. Ltd.	123,000	2,981,773
Takara Leben Co. Ltd.	8,200	77,621
TOC Co. Ltd.	16,400	92,667
Tokyo Tatemono Co. Ltd.[a]	123,000	500,699
Tokyo Theatres Co. Inc.[a]	41,000	59,785
Tokyu Land Corp.	123,000	605,322
TOKYU REIT Inc.	41	218,215
Top REIT Inc.	41	238,143
United Urban Investment Corp.	533	612,048

		29,831,903
NETHERLANDS — 1.97%
Corio NV	24,436	1,287,013
Eurocommercial Properties NV	9,717	367,629
Nieuwe Steen Investments NV	14,211	165,914
VastNed Retail NV	5,084	266,583
Wereldhave NV	5,781	458,141

		2,545,280
NEW ZEALAND — 0.65%
AMP NZ Office Trust	242,925	184,135

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2012

Security	Shares	Value

Argosy Property Ltd.	172,856	$118,983
DNZ Property Fund Ltd.	26,691	29,746
Goodman Property Trust	223,573	189,619
Kiwi Income Property Trust	282,449	246,497
Vital Healthcare Property Trust	75,891	74,627

		843,607
NORWAY — 0.26%
Norwegian Property ASA	131,036	203,995
Olav Thon Eiendomsselskap ASA	822	127,968

		331,963
SINGAPORE — 9.12%
AIMS AMP Capital Industrial REIT	107,200	95,916
Ascendas India Trust	164,000	108,259
Ascendas Real Estate Investment Trust	451,935	726,058
Ascott Residence Trust	164,800	139,589
Bukit Sembawang Estates Ltd.[c]	41,000	159,454
Cache Logistics Trust	123,000	97,825
Cambridge Industrial Trust	328,440	139,751
CapitaCommercial Trust	533,000	517,167
CapitaLand Ltd.	697,000	1,729,542
CapitaMall Trust Management Ltd.	697,000	1,000,585
CapitaMalls Asia Ltd.	287,000	373,202
CapitaRetail China Trust	82,000	80,542
CDL Hospitality Trusts	164,000	226,301
City Developments Ltd.	123,000	1,110,311
First REIT	82,000	56,086
Frasers Centrepoint Trust	123,000	148,694
Frasers Commercial Trust	131,600	87,918
Global Logistic Properties Ltd.[a]	615,000	1,076,073
GuocoLand Ltd.	82,000	126,520
Ho Bee Investment Ltd.	82,000	91,955
K-REIT Asia	164,100	125,945
Keppel Land Ltd.[c]	205,000	565,753
Lippo Malls Indonesia Retail Trust	369,000	118,857
Mapletree Industrial Trust	287,640	251,644
Mapletree Logistics Trust[c]	410,040	308,178
Orchard Parade Holdings Ltd.[c]	41,000	59,021
Parkway Life REIT	82,000	117,064
Roxy Pacific Hldgs Ltd.	43,000	19,151
Saizen REIT	369,000	41,967
Sinarmas Land Ltd.	81,000	22,547
Singapore Land Ltd.[c]	41,000	195,650

Security	Shares	Value

Starhill Global REIT	410,000	$208,693
Suntec REIT	615,000	611,405
Treasury China Trust	41,000	46,467
United Industrial Corp. Ltd.	116,000	257,398
UOL Group Ltd.	123,000	463,690
Wheelock Properties (Singapore) Ltd.	82,000	122,933
Wing Tai Holdings Ltd.	123,000	125,216

		11,753,327
SPAIN — 0.05%
Inmobiliaria Colonial SAa	17,835	37,004
Realia Business SAa	21,894	27,407

		64,411
SWEDEN — 1.75%
Castellum AB	45,018	565,494
Fabege AB	33,415	287,298
Fastighets AB Balder Class Ba	15,416	75,508
HEBA Fastighets AB	8,036	77,812
Hufvudstaden AB Class A	30,832	325,032
Klovern AB	21,197	80,183
Kungsleden AB	34,194	237,052
Sagax AB	2,009	55,256
Wallenstam AB Class B	30,914	299,340
Wihlborgs Fastigheter AB	17,753	250,161

		2,253,136
SWITZERLAND — 2.24%
Allreal Holding AG Registered[a]	1,968	321,160
Intershop Holdings AG Bearer	328	119,754
Mobimo Holding AG Registered[a]	1,640	399,726
PSP Swiss Property AG Registered[a]	9,471	840,376
Swiss Prime Site AG Registered[a]	14,473	1,200,946

		2,881,962
UNITED KINGDOM — 8.44%
Big Yellow Group PLC	30,750	139,532
British Land Co. PLC	234,725	1,799,778
Capital & Counties Properties PLC	160,105	490,639
Capital Shopping Centres Group PLC	157,973	836,458
CLS Holdings PLC[a]	4,838	47,152
Derwent London PLC	21,730	605,849
Development Securities PLC	32,062	81,707
Grainger PLC	109,552	183,263
Great Portland Estates PLC	83,517	480,248

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

March 31, 2012

Security	Shares	Value

Hammerson PLC	187,657	$1,246,090
Hansteen Holdings PLC	170,724	197,489
Helical Bar PLC	27,429	83,048
Invista Foundation Property Trust Ltd.	98,933	55,325
Land Securities Group PLC	205,451	2,371,674
London & Stamford Property PLC	142,065	250,591
Metric Property Investments PLC	52,972	78,500
Primary Health Properties PLC	18,860	95,373
Raven Russia Ltd.	143,951	147,774
Safestore Holdings PLC	41,697	78,613
SEGRO PLC	193,520	725,994
Shaftesbury PLC	67,158	528,461
St. Modwen Properties PLC	39,196	115,700
UNITE Group PLC	42,230	132,922
Workspace Group PLC	29,233	109,878

		10,882,058

TOTAL COMMON STOCKS
(Cost: $139,777,896)		128,181,620

WARRANTS — 0.00%

NETHERLANDS — 0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)[a,b]	5,460	1

		1

TOTAL WARRANTS
(Cost: $0)		1

SHORT-TERM INVESTMENTS — 1.65%

MONEY MARKET FUNDS — 1.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	1,861,384	1,861,384
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	144,242	144,242
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	125,855	125,855

		2,131,481

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,131,481)		2,131,481

Value

TOTAL INVESTMENTS IN SECURITIES — 101.05%
(Cost: $141,909,377)	$130,313,102
Other Assets, Less Liabilities — (1.05)%	(1,358,190)

NET ASSETS — 100.00%	$128,954,912

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.70%

AUSTRIA — 0.29%
Erste Group Bank AG	39,198	$902,538
OMV AG	25,302	897,963
Telekom Austria AG	51,152	594,816
voestalpine AG	17,514	588,099

		2,983,416
BELGIUM — 1.64%
Ageas	396,984	871,237
Anheuser-Busch InBev NV	126,768	9,247,791
Belgacom SA	24,195	776,675
Colruyt SA	12,232	490,961
Delhaize Group SA	15,846	832,478
Groupe Bruxelles Lambert SA	12,788	988,408
KBC Groep NV	32,526	814,753
Solvay SA	9,452	1,117,368
UCB SA	18,626	802,417
Umicore	18,904	1,039,831

		16,981,919
DENMARK — 1.50%
A.P. Moeller-Maersk A/S Class B	210	1,619,390
Carlsberg A/S Class B	16,402	1,353,487
Danske Bank A/Sa	112,868	1,909,233
Novo Nordisk A/S Class B	66,442	9,187,503
Novozymes A/S Class B	38,086	1,107,835
Vestas Wind Systems A/Sa,b	32,526	329,536

		15,506,984
FINLAND — 1.21%
Fortum OYJ[a]	68,110	1,650,778
Kone OYJ Class B	32,804	1,824,726
Metso OYJ	21,128	901,764
Nokia OYJ	586,858	3,190,159
Sampo OYJ Class A	76,172	2,198,166
Stora Enso OYJ Class R	98,412	729,978
UPM-Kymmene OYJ	82,010	1,115,062
Wartsila OYJ ABP	25,298	952,734

		12,563,367
FRANCE — 14.69%
Accor SA	25,298	901,864
Alcatel-Lucent[a,b]	367,238	833,832
ALSTOM	32,248	1,256,561

Security	Shares	Value

ArcelorMittal	146,248	$2,790,888
AXA	293,012	4,850,236
BNP Paribas SA	167,912	7,954,868
Bouygues SA	28,078	857,386
Cap Gemini SA	24,469	1,093,565
Carrefour SA	93,964	2,249,245
Casino Guichard-Perrachon SA	7,228	711,326
Christian Dior SA	8,618	1,320,381
Compagnie de Saint-Gobain	68,944	3,074,349
Compagnie Generale des Etablissements Michelin Class B	28,078	2,087,566
Credit Agricole SA	174,325	1,081,812
Danone SA	101,748	7,086,534
Dassault Systemes SA	10,008	919,475
Edenred SA	27,244	818,495
Electricite de France	45,036	1,026,162
Essilor International SA	33,638	2,993,698
European Aeronautic Defence and Space Co. NV	64,218	2,625,864
France Telecom SA	304,132	4,497,664
GDF Suez	226,292	5,837,208
Hermes International	8,062	2,712,492
L’Air Liquide SA	44,480	5,921,031
L’Oreal SA	36,974	4,554,047
Lafarge SA	29,468	1,404,294
Lagardere SCA	20,850	642,226
LVMH Moet Hennessy Louis Vuitton SA	41,700	7,155,283
Pernod Ricard SA	27,244	2,844,417
PPR SA	11,956	2,053,912
PSA Peugeot Citroen SA	39,908	641,732
Publicis Groupe SA	24,186	1,331,338
Renault SA	32,804	1,726,653
Safran SA	34,472	1,264,950
Sanofi	181,812	14,098,589
Schneider Electric SA	86,184	5,622,642
SES SA Class A FDR	44,202	1,095,161
Societe Generale	122,081	3,570,965
Societe Television Francaise 1	19,460	237,924
Sodexo	15,568	1,276,256
STMicroelectronics NV	106,474	868,756
Suez Environnement SA	44,758	685,448
Technip SA	17,240	2,027,925

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2012

Security	Shares	Value

Thales SA	14,734	$550,573
Total SA	368,906	18,786,243
Unibail-Rodamco SE	14,456	2,886,695
Valeo SA	12,232	640,497
Vallourec SA	18,904	1,195,786
Veolia Environnement	82,010	1,358,060
Vinci SA	88,126	4,588,673
Vivendi SA	194,626	3,566,364

		152,177,911
GERMANY — 12.26%
Adidas AG	32,804	2,557,325
Allianz SE Registered	71,168	8,479,466
BASF SE	144,004	12,578,201
Bayer AG Registered	129,826	9,118,179
Bayerische Motoren Werke AG	50,596	4,543,345
Beiersdorf AG	15,568	1,014,308
Commerzbank AGa	606,596	1,532,404
Continental AGa	12,510	1,178,997
Daimler AG Registered	140,668	8,469,078
Deutsche Bank AG Registered	145,950	7,250,659
Deutsche Boerse AG	30,302	2,037,028
Deutsche Lufthansa AG Registered	35,322	493,667
Deutsche Post AG Registered	133,180	2,560,131
Deutsche Telekom AG Registered	463,148	5,567,620
E.ON AG	313,584	7,500,091
Fresenius Medical Care AG & Co. KGaA	32,804	2,321,425
Fresenius SE & Co. KGaA	18,276	1,871,360
HeidelbergCement AG	21,684	1,310,564
Hochtief AG	4,726	286,296
Infineon Technologies AG	169,024	1,725,534
K+S AG	30,024	1,568,331
Linde AG	26,966	4,831,773
MAN SE	9,730	1,293,541
Merck KGaA	10,290	1,137,091
METRO AG	20,850	804,935
Muenchener Rueckversicherungs-Gesellschaft AG Registered	25,579	3,850,884
Puma AG	556	198,286
QIAGEN NVa,b	37,252	579,179
RWE AG	70,890	3,380,142
Salzgitter AG	6,116	334,705
SAP AG	140,946	9,827,855

Security	Shares	Value

Siemens AG Registered	143,726	$14,467,917
ThyssenKrupp AG	60,048	1,492,564
Volkswagen AG	5,560	895,174

		127,058,055
GREECE — 0.07%
National Bank of Greece SAa	52,390	133,954
National Bank of Greece SA SP ADR[a,b]	97,476	260,261
OPAP SA	32,890	318,423

		712,638
IRELAND — 0.49%
CRH PLC	112,868	2,299,686
Elan Corp. PLC[a]	75,894	1,109,222
Irish Bank Resolution Corp. Ltd.[a,c]	211,770	28
Kerry Group PLC Class A	21,136	976,694
Ryanair Holdings PLC SP ADR[a]	19,850	720,158

		5,105,788
ITALY — 3.89%
Assicurazioni Generali SpA	211,002	3,270,739
Atlantia SpA	51,152	848,083
Banca Monte dei Paschi di Siena SpA	1,082,532	455,692
Banco Popolare SpA	276,610	523,810
Enel SpA	1,014,978	3,665,664
Eni SpA	462,592	10,836,032
Fiat Industrial SpA[a]	111,478	1,187,642
Fiat SpA	121,764	714,771
Finmeccanica SpA	60,058	324,716
Intesa Sanpaolo SpA	2,191,752	3,922,808
Luxottica Group SpA	23,139	836,605
Mediaset SpA	111,200	306,240
Mediobanca SpA	76,191	446,845
Pirelli & C. SpA	34,472	409,485
Saipem SpA	39,958	2,060,903
Snam SpA	281,336	1,351,006
Telecom Italia SpA	1,537,340	1,825,146
Tenaris SA	73,114	1,392,332
Terna SpA	202,106	811,202
UniCredit SpA	903,895	4,521,160
Unione di Banche Italiane ScpA	141,372	598,306

		40,309,187

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2012

Security	Shares	Value

NETHERLANDS — 3.63%
AEGON NVa	272,090	$1,508,793
Akzo Nobel NV	36,696	2,163,389
ASML Holding NV	68,120	3,400,013
Heineken NV	45,036	2,499,434
ING Groep NV CVA[a]	599,090	4,983,907
Koninklijke Ahold NV	182,646	2,527,156
Koninklijke DSM NV	28,356	1,638,290
Koninklijke KPN NV	231,852	2,546,630
Koninklijke Philips Electronics NV	158,460	3,207,521
PostNL NV	60,604	373,670
Randstad Holding NV	16,402	617,925
Reed Elsevier NV	113,980	1,453,514
TNT Express NV	59,536	734,171
Unilever NV CVA	269,104	9,143,702
Wolters Kluwer NV	46,148	872,665

		37,670,780
NORWAY — 1.43%
DNB ASA	143,726	1,844,434
Norsk Hydro ASA	142,204	773,090
Orkla ASA	129,548	1,023,384
Seadrill Ltd.	52,264	1,955,302
Statoil ASA	165,966	4,498,268
Subsea 7 SAa	44,202	1,168,584
Telenor ASA	116,204	2,151,303
Yara International ASA	28,634	1,363,416

		14,777,781
PORTUGAL — 0.31%
Banco Comercial Portugues SA Registered[a]	703,560	130,233
Banco Espirito Santo SA Registered	126,212	230,265
CIMPOR-Cimentos de Portugal SGPS SA	28,356	188,808
Energias de Portugal SA	404,490	1,174,816
Galp Energia SGPS SA Class B	43,090	708,106
Portugal Telecom SGPS SA Registered	140,390	762,599

		3,194,827
SPAIN — 4.36%
Abertis Infraestructuras SA	56,157	954,621
Acciona SA	4,170	290,765
Acerinox SA	16,680	214,064
Actividades de Construcciones y Servicios SAb	23,074	589,663

Security	Shares	Value

Banco Bilbao Vizcaya Argentaria SA	772,562	$6,138,973
Banco de Sabadell SAb	311,769	847,803
Banco Popular Espanol SAb	174,028	623,416
Banco Santander SA	1,425,584	10,954,056
Bankinter SAb	42,557	222,895
Distribuidora Internacional de Alimentacion SAa	93,686	463,739
Enagas SA	29,468	566,270
Ferrovial SA	65,608	752,956
Gas Natural SDG SA	50,874	811,632
Iberdrola SA	665,810	3,774,507
Industria de Diseno Textil SA	32,804	3,137,462
International Consolidated Airlines Group SA London[a]	121,376	346,938
Red Electrica Corporacion SA	17,668	863,260
Repsol YPF SA	128,992	3,231,156
Telefonica SA	635,786	10,401,416

		45,185,592
SWEDEN — 4.75%
Alfa Laval AB	50,596	1,037,792
Assa Abloy AB Class B	49,484	1,549,696
Atlas Copco AB Class A	99,246	2,394,642
Atlas Copco AB Class B	61,994	1,332,310
Boliden AB	42,256	661,668
Electrolux AB Class B	42,256	890,927
Hennes & Mauritz AB Class B	150,398	5,426,282
Holmen AB Class B	8,618	235,992
Investor AB Class B	72,280	1,598,028
Millicom International Cellular SA SDR	11,120	1,256,904
Nordea Bank AB	414,220	3,754,939
Sandvik AB	174,584	2,512,719
Scania AB Class B	48,372	1,003,110
Securitas AB Class B	46,982	451,740
Skandinaviska Enskilda Banken AB Class A	267,158	1,892,353
Skanska AB Class B	64,218	1,110,085
SKF AB Class B	64,496	1,569,790
SSAB AB Class A	29,190	275,168
Svenska Cellulosa AB Class B	94,520	1,632,467
Svenska Handelsbanken AB Class A	76,462	2,430,292
Swedbank AB Class A	150,974	2,339,007
Swedish Match AB	33,916	1,346,346

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2012

Security	Shares	Value

Tele2 AB Class B	47,538	$967,188
Telefonaktiebolaget LM Ericsson Class B	472,878	4,885,317
TeliaSonera AB	332,488	2,312,010
Volvo AB Class A	72,002	1,044,435
Volvo AB Class B	226,570	3,291,665

		49,202,872
SWITZERLAND — 13.09%
ABB Ltd. Registered[a]	365,570	7,490,575
Actelion Ltd. Registered[a]	16,958	619,145
Adecco SA Registered[a]	22,240	1,163,857
Baloise Holding AG Registered	7,987	642,424
Clariant AG Registered[a]	42,258	582,546
Compagnie Financiere Richemont SA Class A Bearer	90,072	5,640,400
Credit Suisse Group AG Registered	167,356	4,764,142
GAM Holding AGa	31,136	452,994
Geberit AG Registered[a]	6,672	1,394,414
Givaudan SA Registered[a]	1,306	1,257,089
Holcim Ltd. Registered[a]	42,262	2,754,032
Julius Baer Group Ltd.[a]	32,526	1,311,332
Kuehne & Nagel International AG Registered	8,618	1,164,195
Lonza Group AG Registered[a]	8,340	430,541
Nestle SA Registered	518,470	32,581,840
Nobel Biocare Holding AG Registered[a]	19,741	246,585
Novartis AG Registered	431,178	23,833,217
Roche Holding AG Bearer	4,170	765,857
Roche Holding AG Genusschein	110,366	19,182,938
SGS SA Registered	834	1,620,295
Swatch Group AG (The) Bearer	5,004	2,300,340
Swiss Life Holding AG Registered[a]	5,004	594,600
Swiss Re AGa	58,658	3,741,366
Swisscom AG Registered	3,614	1,459,035
Syngenta AG Registered[a]	14,734	5,087,660
UBS AG Registered[a]	600,202	8,400,238
Zurich Financial Services AG Registered[a]	23,074	6,193,232

		135,674,889
UNITED KINGDOM — 35.09%
3i Group PLC	150,398	514,239
Aegis Group PLC	133,278	393,522
Aggreko PLC	41,978	1,509,083
AMEC PLC	52,820	935,076

Security	Shares	Value

Anglo American PLC	207,388	$7,743,749
Antofagasta PLC	61,438	1,130,833
ARM Holdings PLC	215,172	2,035,244
Associated British Foods PLC	56,434	1,100,043
AstraZeneca PLC	199,882	8,875,057
Aviva PLC	451,472	2,391,241
BAE Systems PLC	501,512	2,403,072
Barclays PLC	1,913,196	7,191,145
BG Group PLC	532,092	12,310,175
BHP Billiton PLC	331,376	10,099,376
BP PLC	2,977,380	22,004,012
British American Tobacco PLC	308,858	15,547,024
British Land Co. PLC	142,058	1,089,244
British Sky Broadcasting Group PLC	163,742	1,768,543
BT Group PLC	1,220,142	4,413,628
Bunzl PLC	51,708	829,469
Burberry Group PLC	68,945	1,649,049
Cable & Wireless Communications PLC	386,142	199,216
Cairn Energy PLC[a]	86,634	447,233
Capita PLC	96,188	1,125,738
Carnival PLC	33,638	1,073,828
Centrica PLC	810,648	4,098,054
Cobham PLC	169,580	620,738
Compass Group PLC	297,738	3,118,286
Cookson Group PLC	44,758	494,149
Daily Mail & General Trust PLC Class A NVS	46,704	336,915
Diageo PLC	392,258	9,416,624
Drax Group PLC	58,939	512,755
Experian PLC	158,460	2,467,234
FirstGroup PLC	76,450	290,346
G4S PLC	219,064	953,776
GKN PLC	245,752	809,252
GlaxoSmithKline PLC	792,578	17,684,463
Hammerson PLC	110,644	734,704
Hays PLC	232,408	313,217
Home Retail Group PLC	125,378	228,368
HSBC Holdings PLC	2,805,854	24,871,985
IMI PLC	51,986	807,765
Imperial Tobacco Group PLC	157,904	6,395,581
InterContinental Hotels Group PLC	45,592	1,058,432
International Power PLC	239,358	1,548,859

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2012

Security	Shares	Value

Invensys PLC	131,494	$418,088
ITV PLC	621,330	877,077
J Sainsbury PLC	216,006	1,074,370
Johnson Matthey PLC	34,194	1,288,804
Kingfisher PLC	371,964	1,822,735
Ladbrokes PLC	138,444	354,139
Land Securities Group PLC	123,710	1,428,077
Legal & General Group PLC	919,346	1,919,833
Lloyds Banking Group PLC[a]	6,337,844	3,402,941
Logica PLC	259,375	412,759
London Stock Exchange Group PLC	26,176	432,447
Lonmin PLC	24,742	404,012
Man Group PLC	283,838	611,321
Marks & Spencer Group PLC	247,976	1,501,612
Misys PLC[a]	44,893	256,785
National Grid PLC	558,224	5,623,446
Next PLC	26,688	1,271,974
Old Mutual PLC	870,140	2,204,963
Pearson PLC	128,732	2,396,191
Persimmon PLC	47,260	483,262
Provident Financial PLC	21,130	386,895
Prudential PLC	400,320	4,781,095
Randgold Resources Ltd.	14,456	1,240,313
Reckitt Benckiser Group PLC	96,744	5,461,056
Reed Elsevier PLC	190,708	1,691,106
Rentokil Initial PLC[a]	298,579	407,166
Resolution Ltd.	212,670	887,881
Rexam PLC	140,112	958,362
Rio Tinto PLC	222,122	12,229,699
Rolls-Royce Holdings PLC[a]	293,568	3,808,673
Royal Bank of Scotland Group PLC[a]	3,049,660	1,346,785
Royal Dutch Shell PLC Class A	571,568	19,940,224
Royal Dutch Shell PLC Class B	418,112	14,693,509
RSA Insurance Group PLC	560,170	936,182
SABMiller PLC	146,228	5,863,091
Sage Group PLC (The)	205,998	984,767
Schroders PLC	15,568	393,006
SEGRO PLC	118,150	443,242
Serco Group PLC	78,952	684,340
Severn Trent PLC	37,252	918,979
Shire PLC	88,126	2,844,228
Smith & Nephew PLC	141,502	1,432,248

Security	Shares	Value

Smiths Group PLC	62,771	$1,055,076
SSE PLC	147,062	3,122,730
Standard Chartered PLC	305,800	7,622,036
Standard Life PLC	370,865	1,361,087
Tate & Lyle PLC	73,114	823,566
Tesco PLC	1,258,784	6,637,035
Tullow Oil PLC	141,780	3,459,098
UBM PLC	37,530	375,372
Unilever PLC	201,550	6,646,629
United Utilities Group PLC	108,142	1,039,295
Vodafone Group PLC	7,892,698	21,715,386
Weir Group PLC (The)	32,804	924,558
Whitbread PLC	27,244	802,677
William Hill PLC	108,698	453,979
Wm Morrison Supermarkets PLC	393,648	1,874,275
Wolseley PLC	44,480	1,694,260
WPP PLC	197,658	2,698,581
Xstrata PLC	309,136	5,275,089

		363,638,754

TOTAL COMMON STOCKS
(Cost: $1,259,990,664)		1,022,744,760

PREFERRED STOCKS — 0.72%

GERMANY — 0.72%
Henkel AG & Co. KGaA	28,078	2,054,287
Porsche Automobil Holding SE	23,988	1,413,558
Volkswagen AG	22,796	4,002,627

		7,470,472

TOTAL PREFERRED STOCKS
(Cost: $7,742,498)		7,470,472

RIGHTS — 0.00%

SPAIN — 0.00%
Banco Popular Espanol SAa	139,243	6,861

		6,861

TOTAL RIGHTS
(Cost: $7,301)		6,861

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	2,605,207	$2,605,207
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	201,883	201,883
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	56,799	56,799

		2,863,889

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,863,889)		2,863,889

TOTAL INVESTMENTS IN SECURITIES — 99.70%
(Cost: $1,270,604,352)		1,033,085,982
Other Assets, Less Liabilities — 0.30%		3,106,140

NET ASSETS — 100.00%		$1,036,192,122

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 53.50%

BRAZIL — 8.35%
BRF — Brasil Foods SA SP ADR[a]	2,795,232	$55,932,592
Centrais Eletricas Brasileiras SA SP ADR	1,299,232	12,160,812
Companhia Siderurgica Nacional SA SP ADR	3,119,072	29,506,421
CPFL Energia SA SP ADR[a]	520,432	15,743,068
Embraer SA SP ADR	635,008	20,307,556
Petroleo Brasileiro SA SP ADR	522,192	13,869,420
Redecard SA	1,425,600	27,702,417

		175,222,286
CHILE — 12.14%
Banco de Chile SP ADR[a]	212,190	20,143,197
Banco Santander (Chile) SA SP ADR	193,424	16,651,872
CAP SA	240,064	10,216,797
Cencosud SA	3,432,880	22,743,577
Empresa Nacional de Electricidad SA SP ADR	511,881	27,631,336
Empresas CMPC SA	4,154,480	17,808,562
Empresas Copec SA	1,857,856	31,021,609
Enersis SA SP ADR	1,169,872	23,619,716
LAN Airlines SA SP ADR[a]	773,696	22,506,817
S.A.C.I. Falabella SA	3,598,496	34,765,681
Sociedad Quimica y Minera de Chile SA Series B SP ADR[a]	472,912	27,745,747

		254,854,911
COLOMBIA — 3.25%
Bancolombia SA SP ADR	273,328	17,673,388
Ecopetrol SA SP ADR[a]	827,242	50,536,214

		68,209,602
MEXICO — 25.76%
Alfa SAB de CV Series A	1,249,600	17,950,228
America Movil SAB de CV Series L	210,478,400	261,732,244
Cemex SAB de CV CPO[b]	39,530,382	30,425,789
Fomento Economico Mexicano SAB de CV BD Units	7,972,800	65,553,649
Grupo Elektra SA de CVa	277,200	26,089,972

Security	Shares	Value

Grupo Modelo SAB de CV Series C	2,675,200	$18,629,608
Grupo Televisa SAB CPO	10,125,300	42,783,848
Wal-Mart de Mexico SAB de CV Series V	22,985,600	77,261,616

		540,426,954

PERU — 4.00%
Compania de Minas Buenaventura SA SP ADR	906,576	36,544,079
Credicorp Ltd.	204,336	26,935,571
Southern Copper Corp.	644,651	20,441,883

		83,921,533

TOTAL COMMON STOCKS
(Cost: $1,106,883,483)		1,122,635,286

PREFERRED STOCKS — 45.96%

BRAZIL — 45.96%
Banco Bradesco SA SP ADR	7,704,048	134,820,840
Companhia de Bebidas das Americas SP ADR	2,386,384	98,605,387
Companhia Energetica de Minas Gerais SP ADR	1,664,608	39,584,378
Companhia Paranaense de Energia Class B SP ADR	514,800	12,102,948
Gerdau SA SP ADR	3,695,824	35,590,785
Itau Unibanco Holding SA SP ADR	9,203,568	176,616,470
Itausa — Investimentos Itau SA	8,923,200	55,027,134
Petroleo Brasileiro SA SP ADR	8,023,857	205,089,785
Tele Norte Leste Participacoes SA SP ADR[a]	1,142,064	12,962,426
Vale SA Class A SP ADR	8,544,624	193,877,519

		964,277,672

TOTAL PREFERRED STOCKS
(Cost: $1,055,765,095)		964,277,672

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.59%

MONEY MARKET FUNDS — 4.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	86,253,783	$86,253,783
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	6,683,988	6,683,988
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	3,313,956	3,313,956

		96,251,727

TOTAL SHORT-TERM INVESTMENTS
(Cost: $96,251,727)		96,251,727

TOTAL INVESTMENTS IN SECURITIES — 104.05%
(Cost: $2,258,900,305)		2,183,164,685
Other Assets, Less Liabilities — (4.05)%		(85,076,001)

NET ASSETS — 100.00%		$2,098,088,684

CPO — Certificates of Participation (Ordinary)

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.89%

ADVERTISING — 0.32%
Dentsu Inc.	7,800	$249,843

		249,843
AGRICULTURE — 1.38%
Japan Tobacco Inc.	192	1,087,211

		1,087,211
AIRLINES — 0.39%
All Nippon Airways Co. Ltd.[a]	102,000	309,861

		309,861
AUTO MANUFACTURERS — 11.73%
Honda Motor Co. Ltd.	66,600	2,545,197
Isuzu Motors Ltd.	54,000	318,245
Nissan Motor Co. Ltd.	100,200	1,072,680
Suzuki Motor Corp.	16,200	389,178
Toyota Motor Corp.	114,000	4,945,380

		9,270,680
AUTO PARTS & EQUIPMENT — 3.17%
Aisin Seiki Co. Ltd.	7,200	254,246
Bridgestone Corp.	26,400	643,519
Denso Corp.	21,000	705,571
NGK Insulators Ltd.	12,000	172,210
NOK Corp.	4,200	91,865
Sumitomo Electric Industries Ltd.	30,600	421,287
Toyota Industries Corp.	7,200	218,375

		2,507,073
BANKS — 9.25%
Mitsubishi UFJ Financial Group Inc.	603,600	3,021,850
Mizuho Financial Group Inc.	1,022,400	1,677,186
Shinsei Bank Ltd.	96,000	125,986
Sumitomo Mitsui Financial Group Inc.	60,000	1,985,297
Sumitomo Mitsui Trust Holdings Inc.	156,040	500,572

		7,310,891
BEVERAGES — 1.10%
Asahi Group Holdings Ltd.	18,000	400,923
Kirin Holdings Co. Ltd.	36,000	468,510

		869,433
BUILDING MATERIALS — 1.27%
Asahi Glass Co. Ltd.	42,000	358,272
Daikin Industries Ltd.	11,400	312,099

Security	Shares	Value

JS Group Corp.	11,400	$240,066
TOTO Ltd.	12,000	90,844

		1,001,281
CHEMICALS — 3.23%
Asahi Kasei Corp.	54,000	335,306
JSR Corp.	7,800	157,905
Kuraray Co. Ltd.	14,400	204,902
Mitsubishi Chemical Holdings Corp.	51,000	273,917
Mitsui Chemicals Inc.	42,000	128,100
Nitto Denko Corp.	6,600	267,465
Shin-Etsu Chemical Co. Ltd.	15,600	906,106
Sumitomo Chemical Co. Ltd.	66,000	282,301

		2,556,002
COMMERCIAL SERVICES — 1.11%
Dai Nippon Printing Co. Ltd.	24,000	246,722
Secom Co. Ltd.	9,000	442,919
Toppan Printing Co. Ltd.	24,000	188,395

		878,036
COMPUTERS — 1.11%
Fujitsu Ltd.	78,000	413,245
NTT Data Corp.	54	190,882
TDK Corp.	4,800	273,552

		877,679
COSMETICS & PERSONAL CARE — 1.35%
Kao Corp.	21,000	554,250
Shiseido Co. Ltd.	15,000	260,283
Unicharm Corp.	4,800	254,888

		1,069,421
DISTRIBUTION & WHOLESALE — 5.54%
ITOCHU Corp.	60,600	664,947
Marubeni Corp.	66,000	478,789
Mitsubishi Corp.	61,200	1,427,839
Mitsui & Co. Ltd.	66,600	1,098,198
Sumitomo Corp.	48,600	706,308

		4,376,081

DIVERSIFIED FINANCIAL SERVICES — 2.00%
Credit Saison Co. Ltd.	6,600	134,334
Daiwa Securities Group Inc.	72,000	286,093
Nomura Holdings Inc.	162,600	723,149
ORIX Corp.	4,560	437,742

		1,581,318

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2012

Security	Shares	Value

ELECTRIC — 1.74%
Chubu Electric Power Co. Inc.	27,000	$490,163
Kansai Electric Power Co. Inc. (The)	30,600	476,690
Kyushu Electric Power Co. Inc.	17,400	249,281
Tokyo Electric Power Co. Inc. (The)[b]	62,400	157,716

		1,373,850
ELECTRICAL COMPONENTS & EQUIPMENT — 3.13%
Furukawa Electric Co. Ltd.	30,000	80,199
Hitachi Ltd.	192,000	1,238,860
Mitsubishi Electric Corp.	84,000	747,166
Nidec Corp.	4,400	403,135

		2,469,360
ELECTRONICS — 4.09%
Advantest Corp.	7,200	114,087
Hirose Electric Co. Ltd.	1,300	137,274
Hoya Corp.	18,600	420,164
Keyence Corp.	2,036	481,446
Kyocera Corp.	6,600	607,911
Murata Manufacturing Co. Ltd.	8,400	500,662
NEC Corp.[b]	108,000	227,037
Toshiba Corp.	168,000	743,083

		3,231,664
ENGINEERING & CONSTRUCTION — 0.64%
Kajima Corp.	42,000	128,610
Obayashi Corp.	30,000	131,600
Shimizu Corp.	30,000	121,028
Taisei Corp.	48,000	125,986

		507,224
ENTERTAINMENT — 0.33%
Oriental Land Co. Ltd.	2,400	258,679

		258,679
FOOD — 0.85%
Ajinomoto Co. Inc.	24,000	302,716
Nippon Meat Packers Inc.	7,000	89,398
Nissin Foods Holdings Co. Ltd.	3,000	112,826
Yakult Honsha Co. Ltd.	4,800	165,939

		670,879
FOREST PRODUCTS & PAPER — 0.33%
Nippon Paper Group Inc.	4,200	87,935
Oji Paper Co. Ltd.	36,000	174,980

		262,915

Security	Shares	Value

GAS — 0.97%
Osaka Gas Co. Ltd.	78,000	$314,673
Tokyo Gas Co. Ltd.	96,000	454,948

		769,621
HAND & MACHINE TOOLS — 0.51%
SMC Corp.	2,500	399,781

		399,781
HEALTH CARE — PRODUCTS — 0.40%
Terumo Corp.	6,600	317,188

		317,188
HOME BUILDERS — 0.70%
Daiwa House Industry Co. Ltd.	24,000	319,047
Sekisui House Ltd.	24,000	236,515

		555,562
HOME FURNISHINGS — 2.41%
Panasonic Corp.	81,600	754,573
Sharp Corp.	36,000	264,220
Sony Corp.	42,600	882,076

		1,900,869
INSURANCE — 2.84%
Dai-ichi Life Insurance Co. Ltd. (The)	378	525,006
MS&AD Insurance Group Holdings Inc.	22,800	470,712
NKSJ Holdings Inc.	17,400	391,154
Tokio Marine Holdings Inc.	31,200	860,990

		2,247,862
INTERNET — 0.31%
Yahoo! Japan Corp.	744	242,109

		242,109
IRON & STEEL — 1.95%
JFE Holdings Inc.	19,825	428,323
Kobe Steel Ltd.	108,000	175,855
Nippon Steel Corp.	228,000	628,908
Sumitomo Metal Industries Ltd.	150,000	304,393

		1,537,479
LEISURE TIME — 0.22%
Sega Sammy Holdings Inc.	8,400	176,993

		176,993

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2012

Security	Shares	Value

MACHINERY — 4.93%
FANUC Corp.	8,400	$1,498,414
Kawasaki Heavy Industries Ltd.	60,000	184,459
Komatsu Ltd.	37,200	1,066,344
Kubota Corp.	46,000	444,377
Mitsubishi Heavy Industries Ltd.	144,000	701,671

		3,895,265
MANUFACTURING — 1.35%
FUJIFILM Holdings Corp.	18,600	438,697
Konica Minolta Holdings Inc.	21,000	184,495
Nikon Corp.	14,400	439,551

		1,062,743
METAL FABRICATE & HARDWARE — 0.18%
NSK Ltd.	18,000	139,328

		139,328
MINING — 0.71%
Mitsubishi Materials Corp.	48,000	152,816
Mitsui Mining & Smelting Co. Ltd.	24,000	67,951
Sumitomo Metal Mining Co. Ltd.	24,000	339,170

		559,937
OFFICE & BUSINESS EQUIPMENT — 3.40%
Canon Inc.	51,050	2,425,487
Ricoh Co. Ltd.	27,000	264,111

		2,689,598
OIL & GAS — 1.71%
INPEX Corp.	96	652,093
JX Holdings Inc.	94,840	591,201
TonenGeneral Sekiyu K.K.	12,000	111,113

		1,354,407
PACKAGING & CONTAINERS — 0.12%
Toyo Seikan Kaisha Ltd.	6,600	95,197

		95,197
PHARMACEUTICALS — 5.33%
Astellas Pharma Inc.	18,628	769,612
Daiichi Sankyo Co. Ltd.	27,603	505,806
Eisai Co. Ltd.	10,800	431,764
Ono Pharmaceutical Co. Ltd.	4,200	235,275
Otsuka Holdings Co. Ltd.	19,800	589,465
Shionogi & Co. Ltd.	12,600	175,155
Taisho Pharmaceutical Holdings Co. Ltd.	1,800	146,765

Security	Shares	Value

Takeda Pharmaceutical Co. Ltd.	30,600	$1,355,331

		4,209,173
REAL ESTATE — 2.69%
Mitsubishi Estate Co. Ltd.	54,000	968,516
Mitsui Fudosan Co. Ltd.	36,000	692,484
Sumitomo Realty & Development Co. Ltd.	19,000	460,599

		2,121,599
RETAIL — 2.79%
AEON Co. Ltd.	27,600	364,892
Fast Retailing Co. Ltd.	2,400	550,021
Marui Group Co. Ltd.	10,800	90,552
Seven & I Holdings Co. Ltd.	32,400	967,728
Yamada Denki Co. Ltd.	3,660	229,932

		2,203,125
SEMICONDUCTORS — 0.83%
Rohm Co. Ltd.	4,200	208,482
Tokyo Electron Ltd.	7,800	448,788

		657,270
TELECOMMUNICATIONS — 4.59%
Nippon Telegraph and Telephone Corp.	33,800	1,542,244
NTT DoCoMo Inc.	588	981,727
SoftBank Corp.[b]	37,200	1,106,123

		3,630,094
TEXTILES — 0.75%
Teijin Ltd.	42,000	141,880
Toray Industries Inc.	60,000	447,658

		589,538
TOYS, GAMES & HOBBIES — 0.88%
Nintendo Co. Ltd.	4,600	695,911

		695,911
TRANSPORTATION — 4.26%
Central Japan Railway Co.	72	596,683
East Japan Railway Co.	15,000	949,632
Kintetsu Corp.[a]	66,000	252,628
Mitsui O.S.K. Lines Ltd.	48,000	209,976
Nippon Express Co. Ltd.	36,000	141,296
Nippon Yusen K.K.	66,000	208,518
Odakyu Electric Railway Co. Ltd.	27,000	256,565
Tokyu Corp.	42,000	200,571
West Japan Railway Co.	7,200	290,905

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2012

Security	Shares	Value

Yamato Holdings Co. Ltd.	16,800	$261,100

		3,367,874

TOTAL COMMON STOCKS
(Cost: $106,214,817)		78,137,904

SHORT-TERM INVESTMENTS — 0.77%
MONEY MARKET FUNDS — 0.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	551,002	551,002
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	42,698	42,698
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	13,499	13,499

		607,199

TOTAL SHORT-TERM INVESTMENTS
(Cost: $607,199)		607,199

TOTAL INVESTMENTS IN SECURITIES — 99.66%
(Cost: $106,822,016)		78,745,103
Other Assets, Less Liabilities — 0.34%		272,067

NET ASSETS — 100.00%		$79,017,170

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 86.50%

BRAZIL — 20.68%
Centrais Eletricas Brasileiras SA SP ADR	343,977	$3,219,625
CPFL Energia SA SP ADR[a]	212,760	6,435,990
Ultrapar Participacoes SA SP ADR	692,928	15,029,608

		24,685,223
CHILE — 7.81%
Empresa Nacional de Electricidad SA SP ADR[a]	93,456	5,044,755
Enersis SA SP ADR	211,969	4,279,654

		9,324,409
CHINA — 26.40%
Beijing Capital International Airport Co. Ltd. Class H	5,472,000	3,164,513
China Merchants Holdings (International) Co. Ltd.[a]	2,596,000	8,693,457
China Oilfield Services Ltd. Class H	3,376,000	4,843,977
China Resources Power Holdings Co. Ltd.	1,296,000	2,400,371
COSCO Pacific Ltd.	4,204,000	6,346,069
Huaneng Power International Inc. Class H SP ADR	49,320	1,081,094
Jiangsu Expressway Co. Ltd. Class H	2,592,000	2,507,203
Zhejiang Expressway Co. Ltd. Class H	3,312,000	2,474,189

		31,510,873
CZECH REPUBLIC — 5.44%
CEZ AS	151,848	6,496,462

		6,496,462
INDONESIA — 5.08%
PT Jasa Marga (Persero) Tbk	3,348,000	1,885,630
PT Perusahaan Gas Negara Persero Tbk	10,048,500	4,175,886

		6,061,516
MEXICO — 6.25%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	90,437	3,290,098
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	60,914	4,173,827

		7,463,925

Security	Shares	Value

PHILIPPINES — 1.73%
International Container Terminal Services Inc.	1,353,600	$2,065,000

		2,065,000
RUSSIA — 7.54%
Eurasia Drilling Co. Ltd. SP GDR[b]	64,800	1,786,536
RusHydro OJSC SP ADR	1,130,336	4,143,812
TMK OAO SP GDR[b]	228,960	3,068,064

		8,998,412
SOUTH KOREA — 3.22%
Korea Electric Power Corp. SP ADR[c]	395,208	3,845,374

		3,845,374
TURKEY — 2.35%
TAV Havalimanlari Holding ASc	561,762	2,797,940

		2,797,940

TOTAL COMMON STOCKS
(Cost: $102,763,483)		103,249,134

INVESTMENT COMPANIES — 3.85%

EXCHANGE-TRADED FUNDS — 3.85%
iShares MSCI Malaysia Index Fund[d]	314,352	4,592,683

		4,592,683

TOTAL INVESTMENT COMPANIES
(Cost: $4,197,279)		4,592,683

PREFERRED STOCKS — 9.53%

BRAZIL — 9.53%
Companhia Energetica de Minas Gerais SP ADR	478,368	11,375,591

		11,375,591

TOTAL PREFERRED STOCKS
(Cost: $8,225,919)		11,375,591

SHORT-TERM INVESTMENTS — 5.20%
MONEY MARKET FUNDS — 5.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	5,685,212	5,685,212

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

March 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	440,559	$440,559
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	77,197	77,197

		6,202,968

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,202,968)		6,202,968

TOTAL INVESTMENTS IN SECURITIES — 105.08%
(Cost: $121,389,649)		125,420,376
Other Assets, Less Liabilities — (5.08)%		(6,059,057)

NET ASSETS — 100.00%		$119,361,319

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2012

	iShares S&P Asia 50 Index Fund	iShares S&P Developed ex-U.S. Property Index Fund	iShares S&P Europe 350 Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$161,547,062	$139,777,896	$1,267,740,463
Affiliated (Note 2)	13,195,388	2,131,481	2,863,889

Total cost of investments	$174,742,450	$141,909,377	$1,270,604,352

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$200,280,337	$128,181,621	$1,030,222,093
Affiliated (Note 2)	13,195,388	2,131,481	2,863,889

Total fair value of investments	213,475,725	130,313,102	1,033,085,982
Foreign currencies, at value[b]	207,343	108,188	1,699,881
Cash	127,710	—	—
Receivables:
Investment securities sold	—	446,722	—
Dividends and interest	374,985	592,491	4,755,911

Total Assets	214,185,763	131,460,503	1,039,541,774

LIABILITIES
Payables:
Investment securities purchased	—	447,030	7,417
Collateral for securities on loan (Note 5)	13,081,248	2,005,626	2,807,090
Investment advisory fees (Note 2)	85,760	52,935	535,145

Total Liabilities	13,167,008	2,505,591	3,349,652

NET ASSETS	$201,018,755	$128,954,912	$1,036,192,122

Net assets consist of:
Paid-in capital	$180,363,916	$173,831,428	$1,473,483,974
Undistributed (distributions in excess of) net investment income	75,022	(3,268,177)	7,023,079
Accumulated net realized loss	(18,161,638)	(30,011,386)	(206,950,788)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	38,741,455	(11,596,953)	(237,364,143)

NET ASSETS	$201,018,755	$128,954,912	$1,036,192,122

Shares outstanding[c]	4,500,000	4,100,000	27,800,000

Net asset value per share	$44.67	$31.45	$37.27

[a]	Securities on loan with values of $12,457,389, $1,886,648 and $2,776,227, respectively. See Note 5.
[b]	Cost of foreign currencies: $205,501, $107,781 and $1,687,965, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2012

	iShares S&P Latin America 40 Index Fund	iShares S&P/TOPIX 150 Index Fund	iShares S&P Emerging Markets Infrastructure Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,162,648,578	$106,214,817	$110,989,402
Affiliated (Note 2)	96,251,727	607,199	10,400,247

Total cost of investments	$2,258,900,305	$106,822,016	$121,389,649

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,086,912,958	$78,137,904	$114,624,725
Affiliated (Note 2)	96,251,727	607,199	10,795,651

Total fair value of investments	2,183,164,685	78,745,103	125,420,376
Foreign currencies, at value[b]	876,492	100,374	53,569
Receivables:
Investment securities sold	5,973,647	—	4,131,698
Dividends and interest	9,552,778	798,496	233,437

Total Assets	2,199,567,602	79,643,973	129,839,080

LIABILITIES
Payables:
Investment securities purchased	5,234,187	—	4,277,922
Collateral for securities on loan (Note 5)	92,937,771	593,700	6,125,771
Capital shares redeemed	2,398,779	—	—
Investment advisory fees (Note 2)	908,181	33,103	74,068

Total Liabilities	101,478,918	626,803	10,477,761

NET ASSETS	$2,098,088,684	$79,017,170	$119,361,319

Net assets consist of:
Paid-in capital	$2,611,700,917	$120,623,879	$120,152,630
Undistributed net investment income	5,589,321	589,830	10,341
Accumulated net realized loss	(443,453,947)	(14,123,798)	(4,830,281)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(75,747,607)	(28,072,741)	4,028,629

NET ASSETS	$2,098,088,684	$79,017,170	$119,361,319

Shares outstanding[c]	44,000,000	1,800,000	3,600,000

Net asset value per share	$47.68	$43.90	$33.16

[a]	Securities on loan with values of $90,927,932, $562,489 and $5,899,264, respectively. See Note 5.
[b]	Cost of foreign currencies: $850,697, $101,034 and $55,569, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2012

	iShares S&P Asia 50 Index Fund	iShares S&P Developed ex-U.S. Property Index Fund	iShares S&P Europe 350 Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,195,015	$5,271,900	$46,145,021
Interest — unaffiliated	44	—	504
Interest — affiliated (Note 2)	96	36	179
Securities lending income — affiliated (Note 2)	35,637	27,287	421,920

	6,230,792	5,299,223	46,567,624
Less: Other foreign taxes (Note 1)	(22,459)	(706)	—

Total investment income	6,208,333	5,298,517	46,567,624

EXPENSES
Investment advisory fees (Note 2)	1,036,848	643,648	6,861,173

Total expenses	1,036,848	643,648	6,861,173

Net investment income	5,171,485	4,654,869	39,706,451

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,672,417)	(5,294,788)	(37,984,094)
In-kind redemptions — unaffiliated	2,785,318	1,201,446	20,197,951
Foreign currency transactions	12,878	(6,022)	(263,710)

Net realized loss	(4,874,221)	(4,099,364)	(18,049,853)

Net change in unrealized appreciation/depreciation on:
Investments	(13,226,974)	(7,091,592)	(147,968,983)
Translation of assets and liabilities in foreign currencies	(8,775)	(220)	43,825

Net change in unrealized appreciation/depreciation	(13,235,749)	(7,091,812)	(147,925,158)

Net realized and unrealized loss	(18,109,970)	(11,191,176)	(165,975,011)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,938,485)	$(6,536,307)	$(126,268,560)

[a]	Net of foreign withholding tax of $707,073, $399,157 and $4,792,897, respectively.

See notes to financial statements.

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2012

	iShares S&P Latin America 40 Index Fund	iShares S&P/TOPIX 150 Index Fund	iShares S&P Emerging Markets Infrastructure Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$64,702,711	$2,015,235	$4,438,278
Dividends — affiliated (Note 2)	—	—	232,800
Interest — affiliated (Note 2)	1,627	24	61
Securities lending income — affiliated (Note 2)	1,794,984	13,402	46,698

Total investment income	66,499,322	2,028,661	4,717,837

EXPENSES
Investment advisory fees (Note 2)	10,239,234	458,842	932,048

Total expenses	10,239,234	458,842	932,048
Less investment advisory fees waived (Note 2)	—	—	(40,325)

Net expenses	10,239,234	458,842	891,723

Net investment income	56,260,088	1,569,819	3,826,114

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(207,020,139)	(3,077,927)	(3,294,691)
Investments — affiliated (Note 2)	—	—	(476,845)
In-kind redemptions — unaffiliated	22,127,472	(2,107,352)	3,548,266
In-kind redemptions — affiliated (Note 2)	—	—	390,582
Foreign currency transactions	157,841	11,307	(13,526)

Net realized gain (loss)	(184,734,826)	(5,173,972)	153,786

Net change in unrealized appreciation/depreciation on:
Investments	(105,621,375)	355,485	(14,525,312)
Translation of assets and liabilities in foreign currencies	(15,839)	12,165	(2,864)

Net change in unrealized appreciation/depreciation	(105,637,214)	367,650	(14,528,176)

Net realized and unrealized loss	(290,372,040)	(4,806,322)	(14,374,390)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(234,111,952)	$(3,236,503)	$(10,548,276)

[a]	Net of foreign withholding tax of $6,473,949, $151,092 and $279,104, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Asia 50 Index Fund		iShares S&P Developed ex-U.S. Property Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,171,485	$3,158,266	$4,654,869	$4,430,189
Net realized loss	(4,874,221)	(1,951,252)	(4,099,364)	(5,575,258)
Net change in unrealized appreciation/depreciation	(13,235,749)	33,874,522	(7,091,812)	20,057,814

Net increase (decrease) in net assets resulting from operations	(12,938,485)	35,081,536	(6,536,307)	18,912,745

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,465,347)	(3,030,981)	(4,781,164)	(7,440,460)
From return of capital	—	—	(317,020)	—

Total distributions to shareholders	(5,465,347)	(3,030,981)	(5,098,184)	(7,440,460)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	62,921,802	3,414,143	34,090,452
Cost of shares redeemed	(19,760,647)	—	(9,368,521)	(6,790,084)

Net increase (decrease) in net assets from capital share transactions	(19,760,647)	62,921,802	(5,954,378)	27,300,368

INCREASE (DECREASE) IN NET ASSETS	(38,164,479)	94,972,357	(17,588,869)	38,772,653

NET ASSETS
Beginning of year	239,183,234	144,210,877	146,543,781	107,771,128

End of year	$201,018,755	$239,183,234	$128,954,912	$146,543,781

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$75,022	$356,006	$(3,268,177)	$(4,005,859)

SHARES ISSUED AND REDEEMED
Shares sold	—	1,400,000	100,000	1,000,000
Shares redeemed	(500,000)	—	(300,000)	(200,000)

Net increase (decrease) in shares outstanding	(500,000)	1,400,000	(200,000)	800,000

See notes to financial statements.

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Europe 350 Index Fund		iShares S&P Latin America 40 Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$39,706,451	$32,510,522	$56,260,088	$54,661,808
Net realized gain (loss)	(18,049,853)	27,039,692	(184,734,826)	160,784,956
Net change in unrealized appreciation/depreciation	(147,925,158)	51,632,505	(105,637,214)	97,709,954

Net increase (decrease) in net assets resulting from operations	(126,268,560)	111,182,719	(234,111,952)	313,156,718

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(38,912,773)	(32,109,970)	(59,181,645)	(62,766,488)

Total distributions to shareholders	(38,912,773)	(32,109,970)	(59,181,645)	(62,766,488)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	189,403,045	269,606,990	337,393,004	819,472,687
Cost of shares redeemed	(331,099,176)	(480,419,094)	(618,531,008)	(1,097,679,959)

Net decrease in net assets from capital share transactions	(141,696,131)	(210,812,104)	(281,138,004)	(278,207,272)

DECREASE IN NET ASSETS	(306,877,464)	(131,739,355)	(574,431,601)	(27,817,042)

NET ASSETS
Beginning of year	1,343,069,586	1,474,808,941	2,672,520,285	2,700,337,327

End of year	$1,036,192,122	$1,343,069,586	$2,098,088,684	$2,672,520,285

Undistributed net investment income included in net assets at end of year	$7,023,079	$6,199,643	$5,589,321	$8,353,037

SHARES ISSUED AND REDEEMED
Shares sold	5,000,000	7,000,000	7,500,000	16,500,000
Shares redeemed	(9,400,000)	(13,200,000)	(13,250,000)	(22,750,000)

Net decrease in shares outstanding	(4,400,000)	(6,200,000)	(5,750,000)	(6,250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/TOPIX 150 Index Fund		iShares S&P Emerging Markets Infrastructure Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,569,819	$1,792,373	$3,826,114	$1,482,920
Net realized gain (loss)	(5,173,972)	(3,195,778)	153,786	(719,896)
Net change in unrealized appreciation/depreciation	367,650	1,217,523	(14,528,176)	15,686,062

Net increase (decrease) in net assets resulting from operations	(3,236,503)	(185,882)	(10,548,276)	16,449,086

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,926,490)	(1,650,695)	(3,902,484)	(1,937,315)

Total distributions to shareholders	(1,926,490)	(1,650,695)	(3,902,484)	(1,937,315)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	27,386,494	20,838,218	81,548,210
Cost of shares redeemed	(24,180,960)	(26,483,541)	(26,620,084)	—

Net increase (decrease) in net assets from capital share transactions	(24,180,960)	902,953	(5,781,866)	81,548,210

INCREASE (DECREASE) IN NET ASSETS	(29,343,953)	(933,624)	(20,232,626)	96,059,981

NET ASSETS
Beginning of year	108,361,123	109,294,747	139,593,945	43,533,964

End of year	$79,017,170	$108,361,123	$119,361,319	$139,593,945

Undistributed net investment income included in net assets at end of year	$589,830	$915,959	$10,341	$100,237

SHARES ISSUED AND REDEEMED
Shares sold	—	600,000	600,000	2,500,000
Shares redeemed	(600,000)	(600,000)	(900,000)	—

Net increase (decrease) in shares outstanding	(600,000)	—	(300,000)	2,500,000

See notes to financial statements.

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Asia 50 Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Nov. 13, 2007[a] to Mar. 31, 2008
Net asset value, beginning of period	$47.84	$40.06	$25.26	$43.04	$48.28

Income from investment operations:
Net investment income[b]	1.09	0.76	0.56	0.83	0.15
Net realized and unrealized gain (loss)[c]	(3.10)	7.75	14.74	(17.91)	(5.37)

Total from investment operations	(2.01)	8.51	15.30	(17.08)	(5.22)

Less distributions from:
Net investment income	(1.16)	(0.73)	(0.50)	(0.70)	(0.02)

Total distributions	(1.16)	(0.73)	(0.50)	(0.70)	(0.02)

Net asset value, end of period	$44.67	$47.84	$40.06	$25.26	$43.04

Total return	(3.92)%	21.53%	60.92%	(39.92)%	(10.82)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$201,019	$239,183	$144,211	$42,947	$12,913
Ratio of expenses to average net assets[e,f]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	2.49%	1.77%	1.53%	2.70%	0.88%
Portfolio turnover rate[g]	8%	7%	7%	36%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the years ended March 31, 2012, March 31, 2011, March 31, 2010, March 31, 2009 and the period ended March 31, 2008 would have been 8%, 7%, 6%, 7% and 4%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Developed ex-U.S. Property Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Jul. 30, 2007[a] to Mar. 31, 2008
Net asset value, beginning of period	$34.08	$30.79	$19.03	$44.07	$49.99

Income from investment operations:
Net investment income[b]	1.09	1.14	0.96	1.19	0.84
Net realized and unrealized gain (loss)[c]	(2.52)	4.00	12.36	(25.11)	(5.86)

Total from investment operations	(1.43)	5.14	13.32	(23.92)	(5.02)

Less distributions from:
Net investment income	(1.13)	(1.85)	(1.38)	(1.12)	(0.90)
Return of capital	(0.07)	—	(0.18)	—	—

Total distributions	(1.20)	(1.85)	(1.56)	(1.12)	(0.90)

Net asset value, end of period	$31.45	$34.08	$30.79	$19.03	$44.07

Total return	(3.96)%	17.21%	70.62%	(55.14)%	(10.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$128,955	$146,544	$107,771	$49,472	$70,509
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.47%	3.57%	3.32%	4.00%	2.68%
Portfolio turnover rate[f]	8%	8%	11%	9%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]
Net asset value, beginning of year	$41.71	$38.41	$25.58	$52.50	$53.99

Income from investment operations:
Net investment income[b]	1.31	0.99	1.00	1.59	1.60
Net realized and unrealized gain (loss)[c]	(4.54)	3.29	12.83	(26.83)	(1.52)

Total from investment operations	(3.23)	4.28	13.83	(25.24)	0.08

Less distributions from:
Net investment income	(1.21)	(0.98)	(1.00)	(1.68)	(1.57)

Total distributions	(1.21)	(0.98)	(1.00)	(1.68)	(1.57)

Net asset value, end of year	$37.27	$41.71	$38.41	$25.58	$52.50

Total return	(7.80)%	11.63%	54.79%	(49.34)%	(0.08)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,036,192	$1,343,070	$1,474,809	$1,161,534	$2,309,967
Ratio of expenses to average net assets[d]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	3.47%	2.64%	2.84%	4.04%	2.82%
Portfolio turnover rate[e]	7%	5%	7%	9%	16%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]
Net asset value, beginning of year	$53.72	$48.22	$25.51	$50.61	$35.70

Income from investment operations:
Net investment income[b]	1.30	1.00	1.03	0.91	0.90
Net realized and unrealized gain (loss)[c]	(5.94)	5.67	22.43	(24.93)	14.70

Total from investment operations	(4.64)	6.67	23.46	(24.02)	15.60

Less distributions from:
Net investment income	(1.40)	(1.17)	(0.75)	(1.08)	(0.69)

Total distributions	(1.40)	(1.17)	(0.75)	(1.08)	(0.69)

Net asset value, end of year	$47.68	$53.72	$48.22	$25.51	$50.61

Total return	(8.46)%	14.18%	92.64%	(47.97)%	43.74%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,098,089	$2,672,520	$2,700,337	$1,141,791	$3,353,014
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	2.75%	2.03%	2.48%	2.21%	1.96%
Portfolio turnover rate[e]	22%	6%	11%	12%	4%

[a]	Per share amounts were adjusted to reflect a five-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]
Net asset value, beginning of year	$45.15	$45.54	$33.52	$54.22	$64.13

Income from investment operations:
Net investment income[b]	0.73	0.73	0.47	0.60	0.53
Net realized and unrealized gain (loss)[c]	(1.03)	(0.41)	12.08	(20.45)	(9.84)

Total from investment operations	(0.30)	0.32	12.55	(19.85)	(9.31)

Less distributions from:
Net investment income	(0.95)	(0.71)	(0.53)	(0.85)	(0.60)

Total distributions	(0.95)	(0.71)	(0.53)	(0.85)	(0.60)

Net asset value, end of year	$43.90	$45.15	$45.54	$33.52	$54.22

Total return	(0.45)%	0.73%	37.60%	(37.07)%	(14.58)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$79,017	$108,361	$109,295	$80,437	$211,445
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.71%	1.64%	1.11%	1.27%	0.86%
Portfolio turnover rate[d]	4%	6%	8%	3%	3%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares S&P Emerging Markets Infrastructure Index Fund

	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jun. 16, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$35.79	$31.10	$24.45

Income from investment operations:
Net investment income[b]	0.99	0.60	0.77
Net realized and unrealized gain (loss)[c]	(2.63)	4.99	5.91

Total from investment operations	(1.64)	5.59	6.68

Less distributions from:
Net investment income	(0.99)	(0.90)	(0.03)

Total distributions	(0.99)	(0.90)	(0.03)

Net asset value, end of period	$33.16	$35.79	$31.10

Total return	(4.45)%	18.53%	27.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$119,361	$139,594	$43,534
Ratio of expenses to average net assets[e]	0.72%	0.70%	0.71%
Ratio of expenses to average net assets prior to waived fees[e]	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets[e]	3.08%	1.87%	3.29%
Portfolio turnover rate[f]	14%	10%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P Asia 50	Non-diversified
S&P Developed ex-U.S. Property	Non-diversified
S&P Europe 350	Diversified
S&P Latin America 40	Non-diversified
S&P/TOPIX 150	Non-diversified
S&P Emerging Markets Infrastructure	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the ETF is primarily traded. ETFs traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

S&P Asia 50
Assets:
Common Stocks	$200,280,337	$—	$—	$200,280,337
Short-Term Investments	13,195,388	—	—	13,195,388

	$213,475,725	$—	$—	$213,475,725

S&P Developed ex-U.S. Property
Assets:
Common Stocks	$128,064,472	$116,855	$293	$128,181,620
Warrants	—	—	1	1
Short-Term Investments	2,131,481	—	—	2,131,481

	$130,195,953	$116,855	$294	$130,313,102

S&P Europe 350
Assets:
Common Stocks	$1,022,744,732	$—	$28	$1,022,744,760
Preferred Stocks	7,470,472	—	—	7,470,472
Rights	—	6,861	—	6,861
Short-Term Investments	2,863,889	—	—	2,863,889

	$1,033,079,093	$6,861	$28	$1,033,085,982

S&P Latin America 40
Assets:
Common Stocks	$1,122,635,286	$—	$—	$1,122,635,286
Preferred Stocks	964,277,672	—	—	964,277,672
Short-Term Investments	96,251,727	—	—	96,251,727

	$2,183,164,685	$—	$—	$2,183,164,685

S&P/TOPIX 150
Assets:
Common Stocks	$78,137,904	$—	$—	$78,137,904
Short-Term Investments	607,199	—	—	607,199

	$78,745,103	$—	$—	$78,745,103

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

S&P Emerging Markets Infrastructure
Assets:
Common Stocks	$103,249,134	$—	$—	$103,249,134
Investment Companies	4,592,683	—	—	4,592,683
Preferred Stocks	11,375,591	—	—	11,375,591
Short-Term Investments	6,202,968	—	—	6,202,968

	$125,420,376	$—	$—	$125,420,376

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of March 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P Asia 50	0.50%
S&P Developed ex-U.S. Property	0.48
S&P Europe 350	0.60
S&P Latin America 40	0.50
S&P/TOPIX 150	0.50
S&P Emerging Markets Infrastructure	0.75

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares S&P Emerging Markets Infrastructure Index Fund through June 30, 2013 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. In association with this agreement, for the year ended March 31, 2012, BFA waived its investment advisory fees for the Fund in the amount of $40,325.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended March 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Asia 50	$19,189
S&P Developed ex-U.S. Property	14,693
S&P Europe 350	227,187
S&P Latin America 40	966,530
S&P/TOPIX 150	7,216
S&P Emerging Markets Infrastructure	25,145

At the Special Meeting of the Board of Trustees held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

The iShares S&P Emerging Markets Infrastructure Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
S&P Emerging Markets Infrastructure
iShares MSCI Chile Investable Market Index Fund	17,400	1,800	(19,200)	—	$—	$17,369	$(48,063)
iShares MSCI Malaysia Index Fund	355,777	54,147	(95,572)	314,352	4,592,683	197,597	253,090
iShares MSCI South Korea Index Fund	58,929	6,795	(65,724)	—	—	17,834	(291,290)

					$4,592,683	$232,800	$(86,263)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
S&P Asia 50	$17,533,753	$27,741,579
S&P Developed ex-U.S. Property	10,316,653	10,804,720
S&P Europe 350	75,580,005	75,495,248
S&P Latin America 40	483,407,511	465,489,001
S&P/TOPIX 150	4,039,218	4,404,328
S&P Emerging Markets Infrastructure	17,720,981	17,486,688

In-kind transactions (see Note 4) for the year ended March 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Asia 50	$—	$9,947,057
S&P Developed ex-U.S. Property	3,378,505	9,277,547
S&P Europe 350	187,092,015	328,272,013
S&P Latin America 40	311,641,938	609,201,203
S&P/TOPIX 150	—	23,830,842
S&P Emerging Markets Infrastructure	20,516,801	26,342,344

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of March 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of March 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2012, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P Asia 50	$2,734,076	$12,878	$(2,746,954)
S&P Developed ex-U.S. Property	(60,329)	863,978	(803,649)
S&P Europe 350	(3,832,614)	29,758	3,802,856
S&P Latin America 40	9,149,594	157,841	(9,307,435)
S&P/TOPIX 150	(3,393,359)	30,542	3,362,817
S&P Emerging Markets Infrastructure	3,851,365	(13,526)	(3,837,839)

The tax character of distributions paid during the years ended March 31, 2012 and March 31, 2011 was as follows:

iShares Index Fund	2012	2011
S&P Asia 50
Ordinary income	$5,465,347	$3,030,981

S&P Developed ex-U.S. Property
Ordinary income	$4,781,164	$7,440,460
Return of capital	317,020	—

	$5,098,184	$7,440,460

S&P Europe 350
Ordinary income	$38,912,773	$32,109,970

S&P Latin America 40
Ordinary income	$59,181,645	$62,766,488

S&P/TOPIX 150
Ordinary income	$1,926,490	$1,650,695

S&P Emerging Markets Infrastructure
Ordinary income	$3,902,484	$1,937,315

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P Asia 50	$75,022	$(12,073,678)	$33,543,429	$(889,934)	$20,654,839
S&P Developed ex-U.S. Property	—	(21,850,114)	(21,827,366)	(1,199,036)	(44,876,516)
S&P Europe 350	7,310,652	(165,450,601)	(269,130,970)	(10,020,933)	(437,291,852)
S&P Latin America 40	5,589,321	(262,671,324)	(126,947,153)	(129,583,077)	(513,612,233)
S&P/TOPIX 150	663,320	(12,781,017)	(28,867,677)	(621,335)	(41,606,709)
S&P Emerging Markets Infrastructure	10,341	(4,138,326)	3,336,674	—	(791,311)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2013.

As of March 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P Asia 50	$6,593,449	$—	$—	$—	$—	$4,137,780	$114,299	$1,228,150	$12,073,678
S&P Developed ex-U.S. Property	6,670,389	—	—	—	37,441	1,561,084	8,281,169	5,300,031	21,850,114
S&P Europe 350	15,692,733	—	—	—	—	47,090,987	70,049,884	32,616,997	165,450,601
S&P Latin America 40	36,380,374	—	—	233,743	844,965	23,841,805	201,370,437	—	262,671,324
S&P/TOPIX 150	2,245,618	175,929	134,303	335,080	1,371,929	1,586,598	3,393,670	3,537,890	12,781,017
S&P Emerging Markets Infrastructure	3,624,434	—	—	—	—	—	7,454	506,438	4,138,326

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Asia 50	$179,940,476	$45,500,739	$(11,965,490)	$33,535,249
S&P Developed ex-U.S. Property	152,139,790	7,643,327	(29,470,015)	(21,826,688)
S&P Europe 350	1,302,371,179	91,545,673	(360,830,870)	(269,285,197)
S&P Latin America 40	2,310,099,851	230,406,456	(357,341,622)	(126,935,166)
S&P/TOPIX 150	107,616,952	3,933,174	(32,805,023)	(28,871,849)
S&P Emerging Markets Infrastructure	122,081,604	12,398,037	(9,059,265)	3,338,772

Management has reviewed the tax positions as of March 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	65

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Asia 50 Index Fund, iShares S&P Developed ex-U.S. Property Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund and iShares S&P Emerging Markets Infrastructure Index Fund (the “Funds”), at March 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2012

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2012, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
S&P Asia 50	$6,902,086	$729,532
S&P Developed ex-U.S. Property	5,670,966	399,848
S&P Europe 350	50,937,918	4,782,122
S&P Latin America 40	71,176,660	6,471,748
S&P/TOPIX 150	2,166,327	150,996
S&P Emerging Markets Infrastructure	4,717,381	279,104

For corporate shareholders, the percentage of the income dividends paid by iShares S&P Latin America 40 Index Fund during the fiscal year ended March 31, 2012 which qualified for the dividends-received deduction is 2.90%.

Under section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2012.

iShares Index Fund	Qualified Dividend Income
S&P Asia 50	$2,522,594
S&P Developed ex-U.S. Property	2,223,706
S&P Europe 350	43,694,895
S&P Latin America 40	65,653,393
S&P/TOPIX 150	2,077,486
S&P Emerging Markets Infrastructure	3,906,248

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	67

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099–DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P Asia 50	$1.05605	$—	$0.10853	$1.16458	91%	—%	9%	100%
S&P Developed ex–U.S. Property	1.14638	—	0.05091	1.19729	96	—	4	100
S&P Latin America 40	1.31663	—	0.08688	1.40351	94	—	6	100
S&P/TOPIX 150	0.86216	—	0.08420	0.94636	91	—	9	100
S&P Emerging Markets Infrastructure	0.86113	—	0.12691	0.98804	87	—	13	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter–end. The specific periods covered for each Fund are disclosed in the table for such Fund.

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P Asia 50 Index Fund

Period Covered: January 1, 2008 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	9	0.84%
Greater than 5.5% and Less than 6.0%	1	0.09
Greater than 5.0% and Less than 5.5%	1	0.09
Greater than 4.5% and Less than 5.0%	5	0.47
Greater than 4.0% and Less than 4.5%	4	0.37
Greater than 3.5% and Less than 4.0%	10	0.93
Greater than 3.0% and Less than 3.5%	15	1.40
Greater than 2.5% and Less than 3.0%	21	1.96
Greater than 2.0% and Less than 2.5%	29	2.71
Greater than 1.5% and Less than 2.0%	54	5.05
Greater than 1.0% and Less than 1.5%	105	9.81
Greater than 0.5% and Less than 1.0%	165	15.43
Between 0.5% and –0.5%	355	33.19
Less than –0.5% and Greater than –1.0%	112	10.47
Less than –1.0% and Greater than –1.5%	58	5.42
Less than –1.5% and Greater than –2.0%	47	4.39
Less than –2.0% and Greater than –2.5%	24	2.24
Less than –2.5% and Greater than –3.0%	18	1.68
Less than –3.0% and Greater than –3.5%	10	0.93
Less than –3.5% and Greater than –4.0%	8	0.75
Less than –4.0% and Greater than –4.5%	7	0.65
Less than –4.5% and Greater than –5.0%	3	0.28
Less than –5.0% and Greater than –5.5%	2	0.19
Less than –5.5% and Greater than –6.0%	2	0.19
Less than –6.0%	5	0.47

	1,070	100.00%

SUPPLEMENTAL INFORMATION	69

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Developed ex–U.S. Property Index Fund

Period Covered: October 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	6	0.53%
Greater than 4.0% and Less than 4.5%	4	0.35
Greater than 3.5% and Less than 4.0%	5	0.44
Greater than 3.0% and Less than 3.5%	8	0.71
Greater than 2.5% and Less than 3.0%	12	1.06
Greater than 2.0% and Less than 2.5%	26	2.29
Greater than 1.5% and Less than 2.0%	53	4.67
Greater than 1.0% and Less than 1.5%	122	10.76
Greater than 0.5% and Less than 1.0%	245	21.60
Between 0.5% and –0.5%	421	37.14
Less than –0.5% and Greater than –1.0%	106	9.35
Less than –1.0% and Greater than –1.5%	50	4.41
Less than –1.5% and Greater than –2.0%	31	2.73
Less than –2.0% and Greater than –2.5%	14	1.23
Less than –2.5% and Greater than –3.0%	9	0.79
Less than –3.0% and Greater than –3.5%	8	0.71
Less than –3.5% and Greater than –4.0%	5	0.44
Less than –4.0%	9	0.79

	1,134	100.00%

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Europe 350 Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	6	0.45%
Greater than 4.5% and Less than 5.0%	2	0.15
Greater than 4.0% and Less than 4.5%	2	0.15
Greater than 3.5% and Less than 4.0%	3	0.23
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	4	0.30
Greater than 2.0% and Less than 2.5%	14	1.06
Greater than 1.5% and Less than 2.0%	20	1.51
Greater than 1.0% and Less than 1.5%	71	5.37
Greater than 0.5% and Less than 1.0%	197	14.91
Between 0.5% and –0.5%	749	56.71
Less than –0.5% and Greater than –1.0%	135	10.22
Less than –1.0% and Greater than –1.5%	56	4.24
Less than –1.5% and Greater than –2.0%	30	2.27
Less than –2.0% and Greater than –2.5%	9	0.68
Less than –2.5% and Greater than –3.0%	11	0.83
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5% and Greater than –4.0%	4	0.30
Less than –4.0% and Greater than –4.5%	1	0.08
Less than –4.5% and Greater than –5.0%	2	0.15
Less than –5.0%	1	0.08

	1,321	100.00%

SUPPLEMENTAL INFORMATION	71

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Latin America 40 Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	19	1.44
Between 0.5% and –0.5%	1,235	93.48
Less than –0.5% and Greater than –1.0%	45	3.41
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	3	0.23
Less than –2.5%	3	0.23

	1,321	100.00%

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P/TOPIX 150 Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	4	0.30%
Greater than 5.5% and Less than 6.0%	1	0.08
Greater than 5.0% and Less than 5.5%	2	0.15
Greater than 4.5% and Less than 5.0%	2	0.15
Greater than 4.0% and Less than 4.5%	2	0.15
Greater than 3.5% and Less than 4.0%	7	0.53
Greater than 3.0% and Less than 3.5%	4	0.30
Greater than 2.5% and Less than 3.0%	13	0.98
Greater than 2.0% and Less than 2.5%	20	1.51
Greater than 1.5% and Less than 2.0%	38	2.88
Greater than 1.0% and Less than 1.5%	83	6.28
Greater than 0.5% and Less than 1.0%	163	12.34
Between 0.5% and –0.5%	508	38.45
Less than –0.5% and Greater than –1.0%	182	13.78
Less than –1.0% and Greater than –1.5%	121	9.16
Less than –1.5% and Greater than –2.0%	71	5.37
Less than –2.0% and Greater than –2.5%	36	2.73
Less than –2.5% and Greater than –3.0%	24	1.82
Less than –3.0% and Greater than –3.5%	16	1.21
Less than –3.5% and Greater than –4.0%	8	0.61
Less than –4.0% and Greater than –4.5%	6	0.45
Less than –4.5% and Greater than –5.0%	3	0.23
Less than –5.0% and Greater than –5.5%	1	0.08
Less than –5.5% and Greater than –6.0%	1	0.08
Less than –6.0%	5	0.38

	1,321	100.00%

SUPPLEMENTAL INFORMATION	73

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Emerging Markets Infrastructure Index Fund

Period Covered: July 1, 2009 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.14%
Greater than 2.0% and Less than 2.5%	2	0.29
Greater than 1.5% and Less than 2.0%	1	0.14
Greater than 1.0% and Less than 1.5%	15	2.16
Greater than 0.5% and Less than 1.0%	160	23.05
Between 0.5% and –0.5%	460	66.29
Less than –0.5% and Greater than –1.0%	36	5.19
Less than –1.0% and Greater than –1.5%	13	1.87
Less than –1.5% and Greater than –2.0%	4	0.58
Less than –2.0% and Greater than –2.5%	2	0.29

	694	100.00%

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (46)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock, Inc. (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005- 2009); Chief Operating Officer of the Intermediary Investor and Exchange- Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	75

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001- 2011); Broadway Producer (2006- 2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2012); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and member (since 2011) of the Investment Committee, WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (68)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (50)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (47)	Trustee (since 2011).	Gregor G. Peterson Professor of Accounting and Senior Associate Dean for Academic Affairs, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

TRUSTEE AND OFFICER INFORMATION	77

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (59)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange- Traded Funds Complex (2007-2012), Associate General Counsel, BGI (2004-2009).

Matt Tucker (39)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-34-0312

March 31, 2012

2012 Annual Report

iShares Trust

iShares 2012 S&P AMT-Free Municipal Series  |  MUAA  |  NYSE Arca

iShares 2013 S&P AMT-Free Municipal Series  |  MUAB  |  NYSE Arca

iShares 2014 S&P AMT-Free Municipal Series  |  MUAC  |  NYSE Arca

iShares 2015 S&P AMT-Free Municipal Series  |  MUAD  |  NYSE Arca

iShares 2016 S&P AMT-Free Municipal Series  |  MUAE  |  NYSE Arca

iShares 2017 S&P AMT-Free Municipal Series  |  MUAF  |  NYSE Arca

Management’s Discussions of Fund Performance

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

Performance as of March 31, 2012

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/12			Inception to 3/31/12			Inception to 3/31/12
iSHARES MUNICIPAL SERIES	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2012 S&P AMT-Free	0.48%	0.64%	0.79%	0.83%	0.81%	1.24%	1.86%	1.82%	2.80%
2013 S&P AMT-Free	1.66%	1.60%	1.95%	1.74%	1.87%	2.12%	3.93%	4.22%	4.83%
2014 S&P AMT-Free	3.14%	3.29%	3.30%	2.62%	2.79%	3.04%	5.95%	6.33%	6.99%
2015 S&P AMT-Free	5.15%	5.03%	5.49%	3.89%	4.06%	4.42%	8.90%	9.30%	10.22%
2016 S&P AMT-Free	7.23%	7.22%	7.32%	5.16%	5.36%	5.79%	11.90%	12.37%	13.50%
2017 S&P AMT-Free	9.22%	9.12%	9.33%	6.21%	6.37%	6.68%	14.38%	14.79%	15.66%

iShares 2012 S&P AMT-Free Municipal Series

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

iShares 2013 S&P AMT-Free Municipal Series

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares 2014 S&P AMT-Free Municipal Series

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

iShares 2015 S&P AMT-Free Municipal Series

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

iShares 2016 S&P AMT-Free Municipal Series

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

iShares 2017 S&P AMT-Free Municipal Series

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the periods since inception are calculated from the inception date of each Fund (1/7/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/8/10), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2012 S&P AMT-Free Municipal Series (the “2012 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2012 IndexTM (the “2012 Index”). The 2012 Index measures the performance of investment grade U.S. municipal bonds maturing in 2012. The 2012 Fund invests in a representative sample of securities included in the 2012 Index that collectively has an investment profile similar to the 2012 Index. Due to the use of representative sampling, the 2012 Fund may or may not hold all of the securities that are included in the 2012 Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the 2012 Fund was 0.48%, net of fees, while the total return for the 2012 Index was 0.79%.

The 2012 Fund will be liquidating on or about August 31, 2012, following the termination of the 2012 Index, on or about the same date. All bonds in the 2012 Index will mature between June 1 and August 31 of this year. As each bond matures, an amount representing its value at maturity will be included in the 2012 Index throughout the remaining life of the 2012 Index, and any such amount will be assumed to earn a rate equal to the performance of the S&P’s Weekly High Grade Index, which consists of Moody’s Investment Grade-1 municipal tax-exempt notes that are not subject to AMT. By August 31, 2012, the 2012 Index is expected to consist entirely of cash carried in this manner.

BOND CREDIT QUALITY

As of 3/31/12

S&P Credit Rating	Percentage of Total Investments*

AAA	20.27%
AA+	19.72
AA	24.11
AA-	17.00
A+	7.90
A	0.74
A-	2.06
BBB+	1.10
BBB	2.10
Not Rated	5.00

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

State of New Jersey GO, (FGIC) (PR 08/01/12), 5.00%, 08/01/22	1.93%
Commonwealth of Massachusetts GOL, Series D (NPFGC) (PR 08/01/12), 5.38%, 08/01/20	1.82
Clark County School District GOL, Series C (NPFGC) (PR 06/15/12), 5.38%, 06/15/14	1.45
University of Arizona COP Lease Appropriation, (AMBAC) (PR 06/01/12), 5.50%, 06/01/13	1.36
State of California GO, Series A (NPFGC), 5.00%, 07/01/12	1.29
City of Chicago GO, Series A (AMBAC) (PR 07/01/12), 5.00%, 01/01/42	1.20
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue, Series A, 5.00%, 07/01/12	1.16
New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series C, 5.00%, 06/15/12	1.11
City of New York GO, Series E, 5.00%, 08/01/12	1.09
State of Minnesota GO, 4.00%, 08/01/12	1.09

TOTAL	13.50%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2013 S&P AMT-Free Municipal Series (the “2013 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2013 IndexTM (the “2013 Index”). The 2013 Index measures the performance of investment grade U.S. municipal bonds maturing in 2013. The 2013 Fund invests in a representative sample of securities included in the 2013 Index that collectively has an investment profile similar to the 2013 Index. Due to the use of representative sampling, the 2013 Fund may or may not hold all of the securities that are included in the 2013 Index. For the reporting period, the total return for the 2013 Fund was 1.66%, net of fees, while the total return for the 2013 Index was 1.95%.

BOND CREDIT QUALITY

As of 3/31/12

S&P Credit Rating	Percentage of Total Investments*

AAA	20.42%
AA+	23.52
AA	19.30
AA-	17.74
A+	5.27
A	1.41
A-	7.46
BBB+	1.05
BBB	1.08
BBB-	1.10
Not Rated	1.65

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

California Statewide Communities Development Authority RB Miscellaneous Revenue, 5.00%, 06/15/13	4.58%
New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series C (PR 06/15/13), 5.50%, 06/15/22	2.06
California Statewide Communities Development Authority RB Miscellaneous Revenue, 4.00%, 06/15/13	1.60
State of California GO, Series A (NPFGC), 5.25%, 07/01/13	1.59
New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series C (PR 06/15/13), 5.50%, 06/15/17	1.49
New Jersey Economic Development Authority RB Miscellaneous Revenue, Series F, 5.25%, 06/15/13	1.49
Columbus City School District GO, (FGIC) (PR 06/01/13), 5.00%, 12/01/31	1.48
City of New York GO, Series G, 5.00%, 08/01/13	1.27
State of Washington GO, Series D (NPFGC) (PR 06/01/13), 5.00%, 12/01/14	1.18
El Camino Community College District GO, Series A (NPFGC) (PR 08/01/13), 5.00%, 08/01/18	1.04

TOTAL	17.78%

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2014 S&P AMT-Free Municipal Series (the “2014 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2014 IndexTM (the “2014 Index”). The 2014 Index measures the performance of investment grade U.S. municipal bonds maturing in 2014. The 2014 Fund invests in a representative sample of securities included in the 2014 Index that collectively has an investment profile similar to the 2014 Index. Due to the use of representative sampling, the 2014 Fund may or may not hold all of the securities that are included in the 2014 Index. For the reporting period, the total return for the 2014 Fund was 3.14%, net of fees, while the total return for the 2014 Index was 3.30%.

BOND CREDIT QUALITY

As of 3/31/12

S&P Credit Rating	Percentage of Total Investments*

AAA	26.26%
AA+	25.77
AA	14.99
AA-	15.81
A+	6.83
A	1.79
A-	2.08
BBB+	0.85
BBB	2.64
Not Rated	2.98

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

State of California GO, Series A, 5.25%, 07/01/14	4.89%
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls, Series A (FGIC) (PR 06/15/14), 5.25%, 06/15/19	2.00
Energy Northwest RB Electric Power & Light Revenues, Series A, 5.00%, 07/01/14	1.50
Virginia Public Building Authority RB Miscellaneous Revenue, Series B (PR 08/01/14), 5.25%, 08/01/19	1.44
Massachusetts Bay Transportation Authority RB Sales Tax Revenue, Series A (PR 07/01/14), 5.25%, 07/01/17	1.43
Spokane County School District No. 354 Mead GO, (AGM, GTD) (PR 06/01/14), 5.38%, 12/01/20	1.43
Indiana Transportation Finance Authority RB Highway Revenue Tolls, Series A (FGIC) (PR 06/01/14), 5.25%, 06/01/29	1.43
New Mexico Finance Authority RB Fuel Sales Tax Revenue, Series A (NPFGC) (PR 06/15/14), 5.13%, 06/15/17	1.38
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue, Series A, 5.00%, 07/01/14	1.12
New York State Dormitory Authority RB Miscellaneous Revenue, (NPFGC-FGIC), 3.25%, 07/01/14	1.00

TOTAL	17.62%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2015 S&P AMT-Free Municipal Series (the “2015 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2015 IndexTM (the “2015 Index”). The 2015 Index measures the performance of investment grade U.S. municipal bonds maturing in 2015. The 2015 Fund invests in a representative sample of securities included in the 2015 Index that collectively has an investment profile similar to the 2015 Index. Due to the use of representative sampling, the 2015 Fund may or may not hold all of the securities that are included in the 2015 Index. For the reporting period, the total return for the 2015 Fund was 5.15%, net of fees, while the total return for the 2015 Index was 5.49%.

BOND CREDIT QUALITY

As of 3/31/12

S&P Credit Rating	Percentage of Total Investments*

AAA	25.58%
AA+	19.92
AA	21.83
AA-	21.02
A+	3.89
A	1.01
A-	1.29
BBB+	1.59
BBB	1.29
BBB-	0.29
Not Rated	2.29

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Massachusetts Bay Transportation Authority RB Sales Tax Revenue, Series A (PR 07/01/15), 4.75%, 07/01/34	2.26%
Washington Suburban Sanitary District GO, (PR 06/01/15), 5.00%, 06/01/16	1.90
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue, Series A, 5.00%, 07/01/15	1.68
County of Loudoun GO, Series B (PR 06/01/15), 5.00%, 06/01/17	1.53
City of New York GO, Series E, 5.00%, 08/01/15	1.32
State of Connecticut GO, Series C, 5.00%, 06/01/15	1.29
State of Utah GO, Series B, 4.00%, 07/01/15	1.28
Florida State Board of Education GO, Series A (NPFGC-FGIC), 5.00%, 06/01/15	1.27
City of New York GO, Series A-1, 5.00%, 08/01/15	1.25
Commonwealth of Massachusetts GO, Series B, 5.00%, 08/01/15	1.17

TOTAL	14.95%

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2016 S&P AMT-Free Municipal Series (the “2016 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2016 IndexTM (the “2016 Index”). The 2016 Index measures the performance of investment grade U.S. municipal bonds maturing in 2016. The 2016 Fund invests in a representative sample of securities included in the 2016 Index that collectively has an investment profile similar to the 2016 Index. Due to the use of representative sampling, the 2016 Fund may or may not hold all of the securities that are included in the 2016 Index. For the reporting period, the total return for the 2016 Fund was 7.23%, net of fees, while the total return for the 2016 Index was 7.32%.

BOND CREDIT QUALITY

As of 3/31/12

S&P Credit Rating	Percentage of Total Investments*

AAA	26.50%
AA+	17.60
AA	17.54
AA-	25.90
A+	2.87
A	1.00
A-	1.18
BBB+	2.05
BBB	2.71
BBB-	0.32
Not Rated	2.33

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2 (AGM) (PR 07/01/16), 5.00%, 01/01/31	2.82%
City of New York GO, Series E, 5.00%, 08/01/16	1.69
Energy Northwest RB Electric Power & Light Revenues, Series A, 5.25%, 07/01/16	1.65
State of Maryland GO, Second Series, 5.00%, 08/01/16	1.62
Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2 (AGM) (PR 07/01/16), 5.00%, 01/01/28	1.53
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue, Series A, 5.00%, 07/01/16	1.49
State of Utah GO, Series A, 5.00%, 07/01/16	1.36
State of New Jersey GO, 5.00%, 06/01/16	1.25
Commonwealth of Massachusetts GOL, Series A, 5.00%, 08/01/16	1.22
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues, Series LL (NPFGC), 5.50%, 07/01/16	1.04

TOTAL	15.67%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2017 S&P AMT-Free Municipal Series (the “2017 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2017 IndexTM (the “2017 Index”). The 2017 Index measures the performance of investment grade U.S. municipal bonds maturing in 2017. The 2017 Fund invests in a representative sample of securities included in the 2017 Index that collectively has an investment profile similar to the 2017 Index. Due to the use of representative sampling, the 2017 Fund may or may not hold all of the securities that are included in the 2017 Index. For the reporting period, the total return for the 2017 Fund was 9.22%, net of fees, while the total return for the 2017 Index was 9.33%.

BOND CREDIT QUALITY

As of 3/31/12

S&P Credit Rating	Percentage of Total Investments*

AAA	25.11%
AA+	19.00
AA	17.72
AA-	23.83
A+	5.68
A	1.21
A-	0.54
BBB+	2.67
BBB	1.40
BBB-	0.25
Not Rated	2.59

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Energy Northwest RB Electric Power & Light Revenues, Series A, 5.00%, 07/01/17	2.29%
City of New York GO, Series E, 5.00%, 08/01/17	1.97
Massachusetts Bay Transportation Authority RB Sales Tax Revenue, Series C, 5.50%, 07/01/17	1.40
State of Georgia GO, Series E (PR 08/01/17), 5.00%, 08/01/21	1.39
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue, Series A, 5.00%, 08/15/17	1.30
State of California GO, Series A, 5.00%, 07/01/17	1.29
Delaware Valley Regional Financial Authority RB Miscellaneous Revenue, 5.75%, 07/01/17	1.19
State of New Jersey GO, Series N (NPFGC-FGIC), 5.50%, 07/15/17	1.11
Johnson County Water District No. 1 RB Water Revenue, 4.50%, 06/01/17	1.07
State of Washington GO, Series R-2007C, 5.00%, 07/01/17	1.05

TOTAL	14.06%

Municipal bonds enjoyed robust returns for the reporting period, outperforming the broad U.S. taxable bond market. As the reporting period began, economic conditions in the U.S. were gradually but steadily improving, driven in part by a second round of quantitative easing measures from the Federal Reserve (the U.S. central bank) and the extension of several expiring federal tax breaks in late 2010.

By the spring of 2011, however, evidence of a slowdown in economic activity emerged. The U.S. economy grew at just a 1.3% annual rate in the second quarter of 2011 and a 1.8% annual rate in the third quarter of 2011. Furthermore, an accumulation of global events — including a worsening sovereign debt crisis in Europe, a credit rating downgrade on U.S. government debt (for the first time in the country’s history), and government infighting about the U.S. federal debt ceiling — led to greater demand for the relative safety and liquidity of Treasury and other U.S. government securities.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

Renewed signs of improving economic growth appeared during the last half of the reporting period. The U.S. economy grew at a 3% annual rate in the fourth quarter of 2011, while employment showed signs of life as job growth consistently exceeded expectations and the unemployment rate fell to a three-year low of 8.3%. In addition, promising developments in Europe — including liquidity injections from the European Central Bank and progress toward a debt restructuring in Greece — generated increased confidence that the sovereign debt crisis would reach a positive conclusion.

In this environment, municipal bonds enjoyed solid gains for the reporting period, recovering from a sharp decline in late 2010 and early 2011 that resulted from increased new issuance and declining demand for municipal securities. The municipal market turnaround began early in the reporting period as relatively high municipal bond yields attracted demand from opportunistic, non-traditional “cross-over” investors taking advantage of relative values in the fixed-income market. At the same time, new municipal bond issuance declined markedly — down more than 30% in 2011 compared with 2010 — as fiscal austerity measures constrained borrowing for many municipalities. Although new supply increased later in the reporting period, it remained below historical averages, while demand for municipal bonds accelerated as Treasury yields reached historically low levels, leading investors to seek higher-yielding alternatives such as municipal bonds. Along with improving economic conditions, the reduction in supply and increased demand provided a favorable backdrop for municipal bond performance. During the reporting period, longer-term municipal securities outperformed short-term municipal bonds as interest rates declined.

From a credit perspective, tax revenues at the state and local levels were uneven, reflecting the fluctuations in economic activity during the reporting period. In general, however, credit quality remained relatively stable; the default rate in the municipal market for 2011 was lower than in 2010, extending a four-year trend of declining municipal default rates. Nonetheless, despite overcoming significant budget deficits over the past several years, some state and local governments continue to face budgetary challenges. This has been especially true among local governments as states seeking to balance their own budgets have pushed shortfalls down to the local level.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Municipal Series	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/11 to 3/31/12)
2012 S&P AMT-Free
Actual	$1,000.00	$1,000.60	0.30%	$1.50
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.30	1.52
2013 S&P AMT-Free
Actual	1,000.00	1,003.80	0.30	1.50
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.30	1.52
2014 S&P AMT-Free
Actual	1,000.00	1,007.10	0.30	1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.30	1.52

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Municipal Series	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/11 to 3/31/12)
2015 S&P AMT-Free
Actual	$1,000.00	$1,011.20	0.30%	$1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.30	1.52
2016 S&P AMT-Free
Actual	1,000.00	1,019.00	0.30	1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.30	1.52
2017 S&P AMT-Free
Actual	1,000.00	1,024.40	0.30	1.52
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.30	1.52

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	17

Schedule of Investments

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.31%

ALASKA — 0.63%
City of Anchorage GO
Series A
5.00%, 06/01/22	(PR 06/01/12) (NPFGC)	$100	$100,816
Series B
5.50%, 07/01/14	(PR 07/01/12) (NPFGC)	75	76,008

			176,824
ARIZONA — 5.79%
Arizona State University RB College & University Revenue
5.50%, 07/01/19	(PR 07/01/12) (FGIC)	100	101,344
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/12		200	202,408
City of Mesa GOL
5.25%, 07/01/12	(NPFGC-FGIC)	175	177,200
City of Tempe GO
5.00%, 07/01/12		200	202,434
City of Tucson RB Water Revenue
5.00%, 07/01/12	(AGM)	100	101,204
Maricopa County Community College District GO
5.00%, 07/01/12		220	222,677
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.25%, 07/01/12	(AMBAC)	125	126,596
Pima County RB Sewer Revenue
5.50%, 07/01/12	(AGM)	100	101,320
University of Arizona COP Lease Appropriation
5.50%, 06/01/13	(PR 06/01/12) (AMBAC)	375	378,330

			1,613,513
ARKANSAS — 0.36%
State of Arkansas GO
4.00%, 08/01/12		100	101,279

			101,279

Security		Principal (000s)	Value

CALIFORNIA — 12.67%
Chabot-Las Positas Community College District GO
4.00%, 08/01/12	(AMBAC)	$100	$101,238
City & County of San Francisco GO
Series 2008
2.85%, 06/15/12		100	100,567
City of Los Angeles RB Sewer Revenue
Series A
5.00%, 06/01/25	(PR 06/01/12) (NPFGC-FGIC)	135	136,102
5.00%, 06/01/29	(PR 06/01/12) (NPFGC-FGIC)	200	201,632
5.00%, 06/01/30	(PR 06/01/12) (NPFGC-FGIC)	105	105,857
East Bay Municipal Utility District RB Water Revenue
5.00%, 06/01/12	(AGM)	125	126,024
Eastern Municipal Water District COP Water Revenue
Series A
5.00%, 07/01/12	(NPFGC)	300	303,513
Los Angeles Community College District GO
Series E
4.25%, 08/01/12	(AGM)	100	101,356
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series O
5.00%, 07/01/12	(AGM)	205	207,495
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12	(NPFGC)	100	101,217
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
3.50%, 07/01/12	(AMBAC)	185	186,532
Los Angeles Unified School District GO
Series B
5.00%, 07/01/12	(AMBAC)	150	151,830
Series KRY
4.00%, 07/01/12		160	161,547

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

North Orange County Community College District GO
Series A
5.38%, 08/01/19	(PR 08/01/12) (NPFGC)	$100	$102,736
Orange County Sanitation District COP Sewer Revenue
Series A
4.00%, 08/01/12		100	101,268
San Diego Public Facilities Financing Authority RB Water Revenue
5.00%, 08/01/12	(NPFGC)	100	101,511
San Diego Unified School District GO
Series D
4.00%, 07/01/12	(NPFGC-FGIC)	95	95,884
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/12	(NPFGC)	100	101,217
Saugus Union School District GO
Series A
5.00%, 08/01/23	(PR 08/01/12) (FGIC)	100	101,614
Southern California Public Power Authority RB Electric Power & Light Revenues
Series A-1
4.50%, 07/01/12	(AMBAC)	175	176,846
State of California GO
5.00%, 06/01/12		110	110,895
Series A
5.00%, 07/01/12	(NPFGC)	355	359,286
5.25%, 07/01/12		295	298,738

			3,534,905
COLORADO — 2.43%
Colorado Department of Transportation RB Transit Revenue
5.25%, 06/15/12		220	222,317
5.38%, 06/15/13	(PR 06/15/12)	100	102,081
Platte River Power Authority RB Electric Power & Light Revenues
Series EE
5.38%, 06/01/16	(PR 06/01/12)	150	151,320

Security		Principal (000s)	Value

Regional Transportation District COP Lease Revenue
Series A
4.50%, 06/01/12	(AMBAC)	$200	$201,290

			677,008
CONNECTICUT — 1.45%
State of Connecticut GO
Series B
5.50%, 06/15/18	(PR 06/15/12)	250	252,773
Series C
4.75%, 06/01/12		150	151,170

			403,943
DISTRICT OF COLUMBIA — 0.53%
District of Columbia GO
Series B
6.00%, 06/01/12	(NPFGC)	145	146,411

			146,411
FLORIDA — 5.04%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/12		320	323,818
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/12	(AMBAC)	150	151,831
5.25%, 07/01/12	(AMBAC)	220	222,825
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
4.00%, 07/01/12		250	252,407
Series B
5.00%, 07/01/12	(NPFGC)	100	101,215
Miami-Dade County School Board GO
5.38%, 08/01/12	(AGM)	100	101,697
Palm Beach County School District COP Lease Appropriation
Series C
5.00%, 08/01/27	(PR 08/01/12) (AGM)	100	101,614

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

State of Florida GO
Series G
5.25%, 06/01/12	(NPFGC-FGIC)	$150	$151,290

			1,406,697
GEORGIA — 2.52%
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/12	(NPFGC)	125	126,013
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/12	(AMBAC)	220	222,666
State of Georgia GO
Series D
4.00%, 08/01/12		100	101,290
5.00%, 08/01/15	(PR 08/01/12)	250	254,027

			703,996
HAWAII — 0.73%
State of Hawaii GO
Series DG
5.00%, 07/01/12	(AMBAC)	200	202,460

			202,460
ILLINOIS — 3.76%
City of Chicago
GO Series A
5.00%, 01/01/42	(PR 07/01/12) (AMBAC)	330	334,016
State of Illinois GO
First Series
5.25%, 08/01/12	(NPFGC)	290	294,788
5.38%, 07/01/15	(PR 07/01/12) (NPFGC)	215	217,821
Series A
4.50%, 06/01/12		100	100,712
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/12		100	100,987

			1,048,324

Security		Principal (000s)	Value

INDIANA — 0.36%
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.50%, 07/01/15	(PR 07/01/12) (NPFGC)	$100	$101,331

			101,331
IOWA — 0.67%
City of Des Moines GO
Series E
5.00%, 06/01/20	(PR 06/01/12) (AGM)	185	186,487

			186,487
KENTUCKY — 0.36%
City of Bowling Green GO
Series B
5.00%, 06/01/21	(PR 06/01/12)	100	100,816

			100,816
MARYLAND —1.72%
County of Montgomery GO
Series A
5.00%, 06/01/12		175	176,437
State of Maryland GO Second Series
5.50%, 07/15/12		200	203,112
Washington Suburban Sanitary District GO
4.25%, 06/01/12		100	100,694

			480,243
MASSACHUSETTS — 6.31%
Commonwealth of Massachusetts GOL
5.00%, 07/01/12		200	202,460
Series D
5.38%, 08/01/19	(PR 08/01/12)	150	152,574
5.38%, 08/01/20	(PR 08/01/12) (NPFGC)	500	508,580
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.38%, 06/01/20	(PR 06/01/12) (FGIC)	250	252,180

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 07/01/12		$100	$101,299
5.25%, 07/01/18	(PR 07/01/12)	100	101,267
5.25%, 07/01/24	(PR 07/01/12)	300	303,840
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/12		135	137,448

			1,759,648
MICHIGAN — 0.43%
Michigan Municipal Bond Authority RB Miscellaneous Revenue
5.00%, 06/01/12	(AGM)	120	120,715

			120,715
MINNESOTA — 1.45%
State of Minnesota GO
4.00%, 08/01/12		300	303,867
5.00%, 08/01/16	(PR 08/01/12)	100	101,614

			405,481
NEVADA — 4.43%
City of Reno RB Hotel Occupancy Tax
5.13%, 06/01/23	(PR 06/01/12) (NPFGC-FGIC)	250	252,095
Clark County School District GOL
Series B
5.00%, 06/15/12	(AMBAC)	150	151,494
5.00%, 06/15/12	(NPFGC-FGIC)	100	100,996
Series C
5.00%, 06/15/12	(AGM)	125	126,245
5.38%, 06/15/14	(PR 06/15/12) (NPFGC)	400	404,320
County of Clark GOL
Series A
3.00%, 06/01/12		200	200,930

			1,236,080
NEW HAMPSHIRE — 1.31%
City of Manchester RB Miscellaneous Revenue
5.25%, 06/01/12	(NPFGC)	160	161,370

Security		Principal (000s)	Value

New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series B
4.25%, 08/15/14	(PR 08/15/12) (AGM, GOI)	$200	$203,046

			364,416
NEW JERSEY — 7.40%
County of Middlesex GO
4.00%, 06/01/12		100	100,647
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 06/15/18	(PR 06/15/12)
	(NPFGC)	200	201,998
New Jersey Educational Facilities Authority RB College & University Revenue
Series K
3.30%, 07/01/12		200	201,612
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue
Series A
5.00%, 06/15/12	(NPFGC-FGIC)	100	101,002
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series C
5.00%, 06/15/12		305	308,062
New Jersey Water Supply Authority RB Water Revenue
5.00%, 08/01/12	(NPFGC)	5	5,080
State of New Jersey COP Lease Appropriation
Series A
5.00%, 06/15/12	(AMBAC)	175	176,757
State of New Jersey GO
4.00%, 06/01/12		150	150,971
4.00%, 08/01/12		150	151,939
5.00%, 08/01/22	(PR 08/01/12) (FGIC)	530	538,485
5.25%, 08/01/18	(PR 08/01/12)	125	127,106

			2,063,659
NEW MEXICO — 0.72%
Las Cruces School District No. 2 GO
Series A
3.25%, 08/01/12	(SAW)	100	100,982

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

New Mexico Finance Authority RB Miscellaneous Revenue
4.25%, 06/01/12	(NPFGC)	$100	$100,688

			201,670
NEW YORK — 11.35%
City of New York GO
Series B
5.25%, 08/01/12		150	152,547
Series C
5.50%, 08/01/12		100	101,782
Series D
5.25%, 06/01/27	(PR 06/01/12)	100	100,859
5.50%, 06/01/28	(PR 06/01/12)	200	201,802
Series E
5.00%, 08/01/12		300	304,842
Series G
3.60%, 08/01/12		100	101,144
5.50%, 08/01/12	(XLCA)	65	66,157
Series J-1
4.00%, 08/01/12		150	151,919
Series K
4.00%, 08/01/12		160	162,046
5.00%, 08/01/12		175	177,824
Long Island Power Authority RB Electric Power & Light Revenues
Series B
5.25%, 06/01/12		150	151,271
Metropolitan Transportation Authority RB Transit Revenue
Series C
5.13%, 07/01/14	(PR 07/01/12) (AGM)	150	151,877
New York City Municipal Water Finance Authority RB Sewer Revenue
Series B
5.00%, 06/15/12		150	151,508
New York City Transitional Finance Authority RB Sales Tax Revenue
5.00%, 08/01/12		90	91,450
Series A-1
5.00%, 08/01/12		10	10,161

Security		Principal (000s)	Value

New York State Dormitory Authority RB College & University Revenue
5.25%, 07/01/20	(PR 07/01/12) (AMBAC)	$125	$126,598
5.38%, 07/01/22	(PR 07/01/12)	250	253,272
Series A
5.00%, 07/01/12	(NPFGC)	250	253,072
Series B
5.00%, 07/01/12		250	253,063
Newark Central School District GO
5.00%, 06/15/12	(NPFGC-FGIC)	200	201,804

			3,164,998
NORTH CAROLINA — 1.18%
City of Charlotte GO
Series 2005
5.00%, 06/01/12		200	201,642
City of Charlotte RB Water & Sewer System Revenue
Series B
5.00%, 06/01/12		125	126,026

			327,668
OHIO — 2.35%
Cincinnati City School District GOL
5.00%, 06/01/12	(AGM)	100	100,816
Ohio State University (The) RB College & University Revenue
Series A
5.00%, 06/01/12		150	151,215
State of Ohio GO
5.00%, 08/01/12	(AGM)	100	101,618
State of Ohio RB Miscellaneous Revenue
Series 2010-1
5.00%, 06/15/12		100	100,994
University of Cincinnati RB College & University Revenue
Series F
5.38%, 06/01/16	(PR 06/01/12)	200	201,760

			656,403

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

OKLAHOMA — 0.29%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/12	(AGM)	$80	$80,650

			80,650
OREGON — 0.72%
Clackamas & Washington Counties School District No. 3JT GO
4.00%, 06/15/12		100	100,798
Salem-Keizer School District No. 24J GO
5.00%, 06/15/12 (AGM, GTD)		100	101,000

			201,798
PENNSYLVANIA — 1.81%
Central York School District GO
5.50%, 06/01/15	(PR 06/01/12) (FGIC, SAW)	100	100,901
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/12	(NPFGC-FGIC)	150	151,845
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
5.50%, 07/01/12		250	253,070

			505,816
PUERTO RICO — 3.51%
Commonwealth of Puerto Rico GO
5.50%, 07/01/12	(FGIC)	220	222,620
Series A
5.00%, 07/01/12		100	101,066
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series II
5.25%, 07/01/22	(PR 07/01/12) (XLCA)	195	199,452
Series JJ
5.25%, 07/01/12	(XLCA)	100	101,152
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.50%, 07/01/12	(AMBAC)	100	101,191

Security		Principal (000s)	Value

Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series D
5.25%, 07/01/38	(PR 07/01/12)	$100	$101,262
Puerto Rico Public Buildings Authority RB Lease Revenue
5.50%, 07/01/12	(GTD)	150	151,761

			978,504
TENNESSEE — 0.82%
Metropolitan Government of Nashville & Davidson County GO
Series B
5.00%, 08/01/12		125	127,023
State of Tennessee GO
Series B
2.00%, 08/01/12		100	100,618

			227,641
TEXAS — 4.43%
Austin Independent School District GO
4.25%, 08/01/12	(NPFGC)	100	101,383
City of Corpus Christi RB Multiple Utility System Revenue
5.00%, 07/15/12	(AGM)	100	101,413
City of Dallas GOL
5.00%, 08/15/12		100	101,824
City of San Antonio GOL
5.25%, 08/01/12		215	218,728
County of Harris RB Highway Revenue Tolls
Series B-1
5.00%, 08/15/12	(NPFGC-FGIC)	150	152,685
Houston Independent School District GOL
4.00%, 07/15/12		100	101,113
Keller Independent School District GO
5.00%, 08/15/12	(PSF)	150	152,748
Lewisville Independent School District GO
4.00%, 08/15/12	(PSF)	100	101,457
South San Antonio Independent School District GO
4.75%, 08/15/26	(PR 08/15/12) (PSF)	100	101,710

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

University of Texas System RB College & University Revenue
Series A
5.25%, 08/15/12		$100	$101,865

			1,234,926
UTAH — 1.51%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 07/01/12		140	141,782
State of Utah GO
Series A
5.00%, 07/01/12		100	101,228
Series B
4.00%, 07/01/12		175	176,706

			419,716
VIRGINIA — 3.19%
City of Alexandria GO
5.00%, 06/15/12		100	101,010
City of Richmond GO
Series A
5.00%, 07/15/12	(AGM)	100	101,443
Commonwealth of Virginia GO
Series A
5.00%, 06/01/12		115	115,945
County of Loudoun GO
Series A
5.00%, 07/01/12	(SAW)	200	202,450
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/12		115	116,877
Virginia Public School Authority RB Miscellaneous Revenue
4.00%, 07/15/12	(SAW)	250	252,783

			890,508
WASHINGTON — 4.60%
Clark County School District No. 114 Evergreen GO
5.38%, 12/01/14	(PR 06/01/12) (AGM, GTD)	100	100,880

Security		Principal (000s)	Value

5.50%, 12/01/16	(PR 06/01/12) (AGM, GTD)	$100	$100,901
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12		200	202,444
5.50%, 07/01/12 (NPFGC)		100	101,349
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/12 (GTD)		200	201,642
State of Washington GO
5.00%, 07/01/12		200	202,444
Series A
5.00%, 07/01/27	(PR 07/01/12) (NPFGC-FGIC)	255	258,091
Series B
5.00%, 07/01/12		115	116,405

			1,284,156
WEST VIRGINIA — 0.36%
State of West Virginia GO
5.00%, 06/01/12	(NPFGC-FGIC)	100	100,817

			100,817
WISCONSIN — 1.12%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 06/01/18	(PR 06/01/12)	200	201,632
State of Wisconsin RB Transit Revenue Series B
5.00%, 07/01/12	(AMBAC)	110	111,344

			312,976

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $27,380,376)			27,422,483

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.05%[a,b]	142,930	$142,930

		142,930

TOTAL SHORT-TERM INVESTMENTS
(Cost: $142,930)		142,930

TOTAL INVESTMENTS IN SECURITIES — 98.82%
(Cost: $27,523,306)		27,565,413
Other Assets, Less Liabilities — 1.18%		330,504

NET ASSETS — 100.00%		$27,895,917

COP — Certificates of Participation

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAW — State Aid Withholding

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Financial Group Inc.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

XLCA — XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.44%

ALASKA — 1.12%
Borough of North Slope GO
Series A
0.00%, 06/30/13	(NPFGC)	$100	$99,268
City of Anchorage GO
Series D
4.50%, 08/01/13	(AMBAC)	185	195,288
State of Alaska GO
Series B
5.25%, 07/15/13	(AGM)	100	106,481

			401,037
ARIZONA — 3.51%
Arizona State University RB College & University Revenue
5.00%, 07/01/13	(AGM)	100	105,846
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.25%, 07/01/13		150	159,217
City of Glendale RB Sewer Revenue
5.25%, 07/01/13	(NPFGC-FGIC)	100	106,041
City of Phoenix GO
Series A
5.00%, 07/01/13		105	111,275
City of Tucson RB Water Revenue
Series A
5.00%, 07/01/13	(NPFGC-FGIC)	100	105,768
Maricopa County Unified School District No. 11 Peoria GOL
5.00%, 07/01/13	(AGM)	125	132,031
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/13	(AGM)	100	104,661
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
5.00%, 07/01/13		100	105,262
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13	(AMBAC)	105	111,152

Security		Principal (000s)	Value

Pima County GO
5.00%, 07/01/13	(NPFGC)	$100	$105,729
Pima County Unified School District No. 1 Tucson GO
Series A
5.00%, 07/01/13	(AGM)	100	105,677

			1,252,659
CALIFORNIA — 21.40%
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/20	(PR 07/01/13)
	(AGM)	200	212,396
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13		545	568,015
5.00%, 06/15/13		1,550	1,634,103
Cerritos Community College District GO
Series A
5.00%, 08/01/27	(PR 08/01/13)
	(NPFGC)	200	214,524
City & County of San Francisco GO
Series 2008
5.00%, 06/15/13		250	264,430
County of Sacramento RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/13		165	173,130
El Camino Community College District GO
Series A
5.00%, 08/01/18	(PR 08/01/13)
	(NPFGC)	350	371,931
Los Angeles Community College District GO
Series E
5.00%, 08/01/13	(AGM)	110	116,799
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.25%, 07/01/13	(NPFGC)	100	106,224

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13	(NPFGC)	$250	$264,777
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/13	(AMBAC)	100	105,833
Los Angeles Unified School District GO
Series A
5.00%, 07/01/13	(NPFGC)	100	105,859
5.00%, 07/01/24	(PR 07/01/13) (AGM)	270	285,889
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	215	227,653
5.25%, 07/01/20	(PR 07/01/13) (AGM)	150	159,297
5.38%, 07/01/18	(PR 07/01/13) (NPFGC)	250	265,885
5.50%, 07/01/15	(PR 07/01/13) (NPFGC)	95	101,185
Series F
5.00%, 07/01/13	(FGIC)	100	105,859
5.00%, 01/01/28	(PR 07/01/13)
	(FGIC)	250	264,713
Series KRY
5.00%, 07/01/13		135	142,910
Metropolitan Water District of Southern California RB Water Revenue
5.00%, 07/01/13		100	105,963
Series B
5.00%, 07/01/13		100	105,963
Morgan Hill Unified School District GO
5.00%, 08/01/13	(AMBAC)	150	158,334
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series X
3.00%, 08/15/13		100	103,484
San Jose Unified School District GO
Series C
4.00%, 08/01/13	(NPFGC-FGIC)	100	104,932

Security		Principal (000s)	Value

Solano County Community College District GO
Series A
5.00%, 08/01/19	(PR 08/01/13) (NPFGC)	$150	$159,399
Southern California Public Power Authority RB Electric Power & Light Revenues
6.75%, 07/01/13		100	107,260
State of California GO
5.00%, 06/01/13		180	189,873
Series A
5.25%, 07/01/13		320	339,248
5.25%, 07/01/13	(NPFGC)	535	567,546

			7,633,414
COLORADO — 1.07%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/13	(NPFGC)	260	276,380
University of Colorado RB College & University Revenue
Series A
5.00%, 06/01/20	(PR 06/01/13) (NPFGC)	100	105,507

			381,887
CONNECTICUT — 0.65%
State of Connecticut GO
Series B
5.00%, 06/01/13	(NPFGC)	120	126,604
State of Connecticut ST
Series A
5.00%, 08/01/13	(AMBAC)	100	106,297

			232,901
DELAWARE — 0.40%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/13	(NPFGC)	135	142,997

			142,997

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

DISTRICT OF COLUMBIA — 1.18%
District of Columbia GO
Series B
5.00%, 06/01/13	(AGM)	$100	$105,401
5.00%, 06/01/13	(AMBAC)	300	315,804

			421,205
FLORIDA — 4.44%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.13%, 07/01/13		80	83,571
5.00%, 07/01/13		175	184,721
Florida State Board of Education GO
Series B
5.25%, 06/01/13		110	116,475
Series C
5.00%, 06/01/13		100	105,533
Series G
5.25%, 06/01/13	(NPFGC-FGIC)	50	52,943
Series I
5.00%, 06/01/13	(GTD)	100	105,533
Florida State Board of Education RB Miscellaneous Revenue
Series C
4.00%, 07/01/13		125	130,617
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/13	(AMBAC)	260	274,693
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/13	(NPFGC-FGIC)	100	105,768
State of Florida GO
Series A
5.25%, 07/01/13		100	106,224
Series C
3.75%, 06/01/13	(AMBAC, GTD)	100	104,075
5.00%, 06/01/13	(GTD)	100	105,533
State of Florida RB Miscellaneous Revenue
6.00%, 07/01/13	(AMBAC)	100	106,728

			1,582,414

Security		Principal (000s)	Value

GEORGIA — 2.38%
Chatham County School District GO
5.25%, 08/01/13	(AGM)	$100	$106,616
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/13	(AGM)	100	105,473
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13	(NPFGC)	100	105,473
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/13	(GTD)	105	110,242
State of Georgia GO
Series D
5.00%, 07/01/13		100	105,963
Series E
4.00%, 07/01/13		300	314,139

			847,906
HAWAII — 0.96%
City & County of Honolulu GO
Series B
5.00%, 07/01/13	(NPFGC)	100	105,911
City & County of Honolulu RB Wastewater System Revenue
Series C
4.00%, 07/01/13	(NPFGC)	100	104,661
State of Hawaii GO
Series DQ
4.00%, 06/01/13		125	130,457

			341,029
ILLINOIS — 2.01%
Chicago Board of Education GO
Series A
5.25%, 12/01/16	(PR 06/01/13) (NPFGC)	135	142,750
Chicago Transit Authority RB Federal Grant Revenue
5.25%, 06/01/13	(AMBAC)	105	109,831
Metropolitan Pier & Exposition Authority RB Hotel Occupancy Tax
5.38%, 06/01/13	(NPFGC-FGIC)	100	104,986

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

State of Illinois GO
First Series
5.50%, 08/01/13	(NPFGC)	$150	$159,312
State of Illinois RB Sales Tax Revenue
4.50%, 06/15/13		100	104,969
First Series
5.25%, 06/15/13	(AGM)	90	95,240

			717,088
INDIANA — 1.81%
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.00%, 06/01/28	(PR 06/01/13) (AGM)	100	105,507
5.25%, 06/01/14	(PR 06/01/13) (AGM)	150	158,697
5.25%, 06/01/16	(PR 06/01/13) (AGM)	210	222,176
IPS Multi-School Building Corp. RB Lease Revenue
5.00%, 01/15/28	(PR 07/15/13)
	(NPFGC)	150	159,096

			645,476
IOWA — 0.29%
State of Iowa RB General Fund
Series A
4.00%, 06/01/13		100	104,294

			104,294
KENTUCKY — 0.30%
Kentucky Infrastructure Authority RB Miscellaneous Revenue
Series A
5.25%, 08/01/13		100	106,320

			106,320
LOUISIANA — 0.34%
State of Louisiana GO
Series A
5.00%, 08/01/13	(NPFGC)	115	122,242

			122,242

Security		Principal (000s)	Value

MAINE — 0.59%
Maine Turnpike Authority RB Highway Revenue Tolls
5.25%, 07/01/13	(AGM)	$105	$110,974
State of Maine GO
0.00%, 07/15/13		100	99,481

			210,455
MARYLAND — 2.16%
Maryland State Transportation Authority RB Transit Revenue
5.25%, 07/01/13	(AGM)	100	106,237
State of Maryland GO
Second Series
5.00%, 08/01/16	(PR 08/01/13)	310	329,512
Series A
3.00%, 08/15/13		220	228,340
Washington Suburban Sanitary District GO
4.00%, 06/01/13		100	104,396

			768,485
MASSACHUSETTS — 4.40%
Commonwealth of Massachusetts GO
Series A
5.25%, 08/01/13		125	133,375
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/13		115	122,705
Series D
4.38%, 08/01/13		125	131,916
Commonwealth of Massachusetts RB Federal Grant Revenue
5.00%, 06/15/13		100	105,735
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/13		100	106,141
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/13		150	159,473

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

Massachusetts Health & Educational Facilities Authority RB College & University Revenue
Series L
5.00%, 07/01/13		$100	$105,989
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/13	(AGM)	100	106,506
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/13		200	209,956
Series 13
5.00%, 08/01/13		140	148,835
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.25%, 08/01/13	(NPFGC)	125	133,305
Town of Nantucket GOL
4.00%, 07/15/13		100	104,685

			1,568,621
MICHIGAN — 1.04%
City of Detroit RB Water Revenue
Series B
5.25%, 07/01/32	(PR 07/01/13) (NPFGC)	100	106,132
Wayne County School District of the City of Detroit GO
Series A
5.25%, 05/01/28	(PR 05/01/13) (FGIC, Q-SBLF)	250	263,372

			369,504
MINNESOTA — 1.70%
State of Minnesota GO
5.00%, 08/01/13		175	185,965
5.00%, 08/01/18	(PR 08/01/13)	100	106,238
Series F
4.00%, 08/01/13		300	314,976

			607,179

Security		Principal (000s)	Value

NEVADA — 1.18%
Clark County School District GOL
Series A
5.00%, 06/15/13	(AGM)	$200	$210,992
5.00%, 06/15/13	(NPFGC-FGIC)	100	105,571
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/13		100	105,486

			422,049
NEW JERSEY — 11.41%
County of Somerset GO
Series A
4.00%, 07/15/13		165	172,948
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series F
5.00%, 06/15/25	(PR 06/15/13) (FGIC)	210	221,844
5.00%, 06/15/26	(PR 06/15/13)	220	232,408
5.00%, 06/15/28	(PR 06/15/13)	200	211,280
5.25%, 06/15/13		500	530,010
5.25%, 06/15/21	(PR 06/15/13) (FGIC)	300	317,826
5.25%, 06/15/22	(PR 06/15/13) (FGIC)	250	264,855
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.50%, 06/15/13		150	159,455
Series C
5.00%, 06/15/13		190	200,832
5.50%, 06/15/16	(PR 06/15/13) (AGM)	115	122,248
5.50%, 06/15/17	(PR 06/15/13)	500	531,515
5.50%, 06/15/22	(PR 06/15/13)	690	733,491
State of New Jersey GO
5.00%, 08/01/13		100	106,312
Series H
5.25%, 07/01/13		250	265,607

			4,070,631

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

NEW MEXICO — 0.69%
New Mexico Finance Authority RB Transit Revenue
Series B
5.00%, 06/15/13	(AMBAC)	$100	$105,571
State of New Mexico RB Miscellaneous Taxes Series A-1
4.00%, 07/01/13		135	141,380

			246,951
NEW YORK — 8.53%
City of New York GO
Series A-1
5.00%, 08/01/13		100	106,283
Series B
5.00%, 08/01/13		150	159,425
Series C-1
5.00%, 08/15/13	(AGM)	155	165,117
Series E
5.25%, 08/01/13		100	106,616
Series F
5.00%, 08/01/13		145	154,110
Series G
5.00%, 08/01/13		425	451,703
Series J
5.50%, 06/01/23	(PR 06/01/13)	125	132,636
Series J-1
5.00%, 08/01/13		120	127,540
Long Island Power Authority RB Electric Power & Light Revenues
Series B
5.25%, 06/01/13		115	121,333
New York City Municipal Water Finance Authority RB Water Revenue
Series C
5.00%, 06/15/13		100	105,833
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.00%, 07/15/13	(NPFGC-FGIC)	100	104,652

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Sales Tax Revenue
4.00%, 08/01/13		$235	$246,559
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
Series C
5.50%, 06/01/13	(SAW)	200	211,522
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13		100	105,976
5.00%, 07/01/13	(GOI)	175	185,458
New York State Dormitory Authority RB Lease Revenue
Series A
4.00%, 07/01/13		100	104,455
New York State Dormitory Authority RB Miscellaneous Revenue
4.00%, 07/01/13		100	104,442
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/13		100	106,532
Series A
5.00%, 06/15/13		230	243,634

			3,043,826
OHIO — 3.80%
City of Cleveland GOL
5.25%, 08/01/22	(PR 08/01/13)
	(FGIC)	100	106,599
Columbus City School District GO
5.00%, 12/01/31	(PR 06/01/13)
	(FGIC)	500	527,535
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/13		105	110,925
Series A
5.00%, 06/01/13		100	105,643
State of Ohio GO Series C
5.00%, 08/01/13		250	265,743

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/13	(AGM)	$225	$237,510

			1,353,955
OKLAHOMA — 0.28%
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/13		95	99,379

			99,379
PENNSYLVANIA — 1.73%
City of Philadelphia RB Water Revenue
Series A
4.00%, 06/15/13	(AGM)	100	104,379
Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/13		125	132,470
Second Series
5.00%, 07/01/13	(NPFGC-FGIC)	160	169,562
Delaware River Joint Toll Bridge Commission RB Highway Revenue Tolls
5.25%, 07/01/13		100	105,522
Pennsylvania State University RB College & University Revenue
Series B
5.00%, 08/15/13		100	106,408

			618,341
PUERTO RICO — 3.46%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/13	(FGIC)	250	262,202
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
5.00%, 07/01/13		250	259,593
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series SS
5.00%, 07/01/13	(NPFGC)	150	157,508

Security		Principal (000s)	Value

Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
5.50%, 07/01/13	(FGIC)	$120	$125,857
Series A
5.50%, 07/01/13	(AMBAC)	110	115,369
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/13	(AMBAC)	200	209,274
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/13	(AGM)	100	105,255

			1,235,058
SOUTH CAROLINA — 0.29%
State of South Carolina GO
Series B
3.13%, 07/01/13		100	103,619

			103,619
TEXAS — 4.85%
City of El Paso GOL
5.25%, 08/15/13	(NPFGC-FGIC)	100	106,741
City of San Antonio GOL
3.50%, 08/01/13		100	104,367
County of Denton GOL
4.00%, 07/15/13	(NPFGC)	150	157,106
County of Harris GO
Series A
3.75%, 08/15/13		100	104,763
Ector County Independent School District GO
5.25%, 08/15/27	(PR 08/15/13) (PSF)	100	106,787
El Paso Independent School District GO
5.00%, 08/15/13		160	170,008
Lewisville Independent School District GO
5.00%, 08/15/13	(PSF)	100	106,520
Mesquite Independent School District GO
5.00%, 08/15/13	(PSF)	120	127,824
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/13		200	211,822

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

Texas Water Development Board RB Water Revenue
Series B
5.00%, 07/15/13		$100	$106,064
University of Texas System RB College & University Revenue
Series B
5.00%, 08/15/24	(PR 08/15/13)	250	266,110
Series C
5.25%, 08/15/13		150	160,090

			1,728,202
UTAH — 1.82%
County of Salt Lake GO
5.00%, 06/15/13		100	105,770
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 07/01/13		30	31,828
State of Utah GO
4.00%, 07/01/13		100	104,726
Series A
5.00%, 07/01/13		100	105,976
5.00%, 07/01/15	(PR 07/01/13)	135	142,945
Series B
4.00%, 07/01/13		150	157,089

			648,334
VIRGINIA — 2.91%
City of Richmond GO
Series A
5.00%, 07/15/13	(AGM)	100	106,252
Commonwealth of Virginia GO
Series A
5.00%, 06/01/13		125	132,000
County of Arlington GO
Series D
3.00%, 08/01/13		100	103,714
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/13		300	318,549

Security		Principal (000s)	Value

Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/20	(PR 08/01/13)	$120	$127,586
Series B
5.00%, 08/01/13		135	143,647
Series C
4.75%, 08/01/26	(PR 08/01/13) (SAW)	100	105,989

			1,037,737
WASHINGTON — 4.82%
Chelan County Public Utility District No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13		100	105,742
Clark County School District No. 114 Evergreen GO
5.25%, 06/01/17	(PR 06/01/13) (AGM, GTD)	250	264,495
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/13	(NPFGC)	300	318,711
Series C
5.00%, 07/01/13		125	132,405
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/13	(GTD)	100	105,545
State of Washington GO
Series C
5.00%, 08/01/13		225	239,200
Series D
5.00%, 07/01/13		125	132,405
5.00%, 12/01/14	(PR 06/01/13) (NPFGC)	400	422,028

			1,720,531

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s) or Shares	Value

WISCONSIN — 0.92%
State of Wisconsin RB Miscellaneous Revenue
5.25%, 07/01/13	(AGM)	$100	$106,250
Series A
3.50%, 07/01/13		100	104,062
Series 2
5.50%, 06/01/13	(NPFGC)	110	116,755

			327,067

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $34,804,563)			35,112,793

SHORT-TERM INVESTMENTS — 0.44%

MONEY MARKET FUNDS — 0.44%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.05%[a,b]		155,437	155,437

			155,437

TOTAL SHORT-TERM INVESTMENTS
(Cost: $155,437)			155,437

TOTAL INVESTMENTS IN SECURITIES — 98.88%
(Cost: $34,960,000)			35,268,230
Other Assets, Less Liabilities — 1.12%			401,236

NET ASSETS — 100.00%			$35,669,466

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

Q-SBLF — Qualified Student Bond Loan Fund

RB — Revenue Bond

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Financial Group Inc.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.02%

ARIZONA — 3.04%
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/14		$150	$164,816
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/14		160	176,222
City of Chandler RB Sales Tax Revenue
2.25%, 07/01/14		200	208,198
Maricopa County Unified School District No. 11 Peoria GO
5.00%, 07/01/14	(AGM)	250	274,397
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/14	(AGM)	100	108,018
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/14	(NPFGC)	100	110,258
Surprise Municipal Property Corp. RB Lease Revenue
5.00%, 07/01/14	(AMBAC)	125	136,138

			1,178,047
CALIFORNIA — 13.29%
City & County of San Francisco GO
Series 2008
5.00%, 06/15/14		100	110,066
County of Orange RB General Fund
Series A
5.00%, 06/01/14	(NPFGC)	100	109,255
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.30%, 07/01/14	(AGM)	125	131,789
Desert Sands Unified School District GO
5.00%, 06/01/14	(AGM)	100	109,508

Security		Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/14		$100	$108,230
Series B
5.00%, 07/01/14		100	110,258
Series E
5.00%, 07/01/14		100	110,258
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/14		250	264,445
5.00%, 07/01/14		100	110,258
Los Angeles Unified School District GO
Series I
5.00%, 07/01/14		250	275,348
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series K
5.00%, 07/01/14	(NPFGC)	100	108,431
Metropolitan Water District of Southern California RB Water Revenue
Series A
5.00%, 07/01/14		180	198,592
Northern California Power Agency RB Electric Power & Light Revenues
Series C
5.00%, 07/01/14	(AGM)	100	109,086
Sacramento Municipal Utility District RB Water Revenue
3.75%, 07/01/14	(NPFGC)	100	103,386
San Diego Unified School District GO
Series C-2
5.00%, 07/01/14	(AGM)	100	109,854
Series F
5.00%, 07/01/29	(PR 07/01/14)
	(AGM)	200	220,516
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/14	(NPFGC)	100	110,258

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

State of California GO
4.13%, 06/01/14		$250	$268,250
5.00%, 06/01/14		100	109,180
5.25%, 12/01/28	(PR 06/01/14)	200	220,962
Series A
4.13%, 07/01/14	(NPFGC)	235	254,611
5.25%, 07/01/14		1,710	1,891,714

			5,144,255
COLORADO — 0.29%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/14	(NPFGC)	100	111,117

			111,117
CONNECTICUT — 0.85%
State of Connecticut GO
Series B
5.00%, 06/01/14	(NPFGC)	200	219,614
State of Connecticut ST
Series A
5.00%, 07/01/14	(NPFGC)	100	110,258

			329,872
DELAWARE — 1.19%
County of New Castle GO
Series A
4.25%, 07/15/14		150	163,213
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/14	(NPFGC)	140	154,395
State of Delaware GO
5.25%, 08/01/14		130	144,671

			462,279
DISTRICT OF COLUMBIA — 0.28%
District of Columbia GO
Series E
5.00%, 06/01/14	(BHAC)	100	109,667

			109,667

Security		Principal (000s)	Value

FLORIDA — 4.80%
County of Miami-Dade RB Sales Tax Revenue
5.00%, 07/01/14	(AGM)	$100	$108,992
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		400	435,172
Florida State Board of Education GO
Series A
5.00%, 06/01/14	(NPFGC-FGIC)	200	219,796
Series B
5.00%, 06/01/14		95	104,403
5.25%, 06/01/14	(GTD)	100	110,438
Series C
5.00%, 06/01/14	(GTD)	100	109,898
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/14	(AMBAC)	150	165,154
Series C
5.00%, 07/01/14		150	165,155
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series B
5.00%, 07/01/14	(NPFGC)	300	328,674
Florida State Turnpike Authority RB Highway Revenue
Series A
5.00%, 07/01/14		100	109,949

			1,857,631
GEORGIA — 3.49%
County of Bartow GO
4.50%, 08/01/14	(NPFGC)	100	107,285
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/14		100	109,715
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14	(NPFGC)	100	109,670

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

Series A
5.00%, 06/01/14		$100	$109,510
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/14	(GTD)	150	162,500
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14	(NPFGC-FGIC)	230	253,320
State of Georgia GO
Series C
5.00%, 08/01/14		100	110,705
5.50%, 07/01/14		200	222,946
Series D
5.00%, 07/01/18	(PR 7/01/14)	150	165,457

			1,351,108
HAWAII — 1.57%
City & County of Honolulu GO
Series C
5.00%, 07/01/14	(NPFGC)	100	110,258
Series D
5.00%, 07/01/14	(NPFGC)	100	110,258
State of Hawaii GO
Series DG
5.00%, 07/01/14	(AMBAC)	350	385,903

			606,419
ILLINOIS — 1.13%
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/14	(AMBAC)	100	106,966
State of Illinois GO
First Series
5.50%, 08/01/14	(NPFGC)	100	109,828
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/14	(AGM)	200	219,186

			435,980

Security		Principal (000s)	Value

INDIANA — 2.04%
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.13%, 06/01/29	(PR 06/01/14)
	(FGIC)	$115	$126,691
5.25%, 06/01/22	(PR 06/01/14)
	(FGIC)	100	110,435
5.25%, 06/01/29	(PR 06/01/14)
	(FGIC)	500	552,175

			789,301
IOWA — 0.56%
County of Polk GO
Series B
4.00%, 06/01/14		100	107,696
Iowa Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 08/01/14		100	108,094

			215,790
KENTUCKY — 0.98%
Kentucky State Property & Building Commission RB General Fund
Series A
5.00%, 08/01/14		145	159,258
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/14		200	220,040

			379,298
LOUISIANA — 0.30%
State of Louisiana GO
Series B
5.00%, 07/15/14	(AGC)	105	115,918

			115,918
MARYLAND — 3.86%
County of Baltimore GO
5.00%, 08/01/14		200	221,410
County of Frederick GO
5.00%, 08/01/14		155	171,286

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

County of Howard GO
Series A
5.00%, 08/15/14		$150	$166,191
State of Maryland GO
First Series
5.00%, 08/01/16	(PR 08/01/14)	100	110,700
5.00%, 08/01/18	(PR 08/01/14)	150	166,050
Second Series
5.00%, 08/01/14		100	110,705
Second Series B
5.25%, 08/15/14		250	278,650
Second Series E
4.00%, 08/01/14		150	162,573
Washington Suburban Sanitary District GO
4.25%, 06/01/14		100	108,348

			1,495,913
MASSACHUSETTS — 8.63%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/15	(PR 08/01/14)	265	292,112
Commonwealth of Massachusetts GOL
Series A
3.00%, 08/01/14		135	143,146
5.00%, 08/01/14		200	221,360
Series B
5.00%, 08/01/23	(PR 08/01/14)	350	385,808
Series C
4.00%, 08/01/14	(AGM)	165	178,789
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14		200	220,420
5.00%, 07/01/24	(PR 07/01/14)	150	165,672
5.25%, 07/01/15	(PR 07/01/14)	100	111,009
5.25%, 07/01/17	(PR 07/01/14)	500	555,045
5.25%, 07/01/21	(PR 07/01/14)	100	111,009
Series C
5.25%, 07/01/14		250	277,343

Security		Principal (000s)	Value

Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/14	(AGM)	$200	$221,538
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 14
5.00%, 08/01/14		300	331,965
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.25%, 08/01/14	(NPFGC)	115	127,858

			3,343,074
MINNESOTA — 1.00%
State of Minnesota GO
5.00%, 08/01/14		250	276,637
Series B
5.00%, 08/01/14		100	110,655

			387,292
MISSOURI — 0.34%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/14	(NPFGC-FGIC)	120	132,223

			132,223
NEBRASKA — 0.43%
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/14	(AMBAC)	150	165,669

			165,669
NEVADA — 2.78%
City of Henderson GOL
Series A
5.00%, 06/01/14	(AGM)	250	273,569
Clark County School District GOL
Series B
5.00%, 06/15/14		110	120,706
5.00%, 06/15/14	(AMBAC)	100	109,733
5.00%, 06/15/14	(NPFGC-FGIC)	175	192,033

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

County of Clark GOL
Series B
5.00%, 06/01/14	(AGM)	$130	$141,413
County of Clark RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/14		95	103,231
Las Vegas Valley Water District GOL
Series A
5.00%, 06/01/14	(AGM)	125	136,767

			1,077,452
NEW HAMPSHIRE — 0.57%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series B
4.00%, 08/15/14		100	108,458
5.00%, 08/15/14	(AGM)	100	110,819

			219,277
NEW JERSEY — 3.93%
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 06/15/19	(PR 06/15/14)
	(FGIC)	700	772,814
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
4.00%, 06/15/14		100	107,106
State of New Jersey GO
5.00%, 06/01/14		230	252,802
Series H
5.25%, 07/01/14		250	276,715
Series N
5.50%, 07/15/14		100	111,427

			1,520,864
NEW MEXICO — 2.69%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A-1
4.00%, 07/01/14		160	172,642

Security		Principal (000s)	Value

New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17	(PR 06/15/14)
	(NPFGC)	$485	$535,716
5.25%, 06/15/20	(PR 06/15/14)
	(NPFGC)	100	110,732
New Mexico Finance Authority RB Water Revenue
Series C
5.25%, 06/01/14	(AMBAC)	100	110,254
State of New Mexico RB Miscellaneous Taxes
Series C
5.00%, 07/01/14		100	110,377

			1,039,721
NEW YORK — 10.73%
Buffalo Fiscal Stability Authority RB Sales Tax Revenue
Series A
5.25%, 08/15/14	(NPFGC)	125	138,397
City of New York GO
Series A
3.00%, 08/01/14		235	248,379
Series B
5.00%, 08/01/14		340	375,119
Series C
4.00%, 08/01/14		100	108,011
Series F
5.00%, 08/01/14		100	110,329
Series G
5.00%, 08/01/14		100	110,329
Series H
5.00%, 08/01/14	(CIFG)	215	236,997
Series K
4.00%, 08/01/14		295	318,632
Series O
5.00%, 06/01/14		50	54,826

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

Long Island Power Authority RB Electric Power & Light Revenues
Series B
5.25%, 06/01/14		$275	$301,301
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 07/01/14	(NPFGC)	115	126,701
New York City Municipal Water Finance Authority RB Water Revenue
Series EE
2.50%, 06/15/14		225	235,595
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/14	(NPFGC-FGIC)	330	363,122
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.25%, 08/01/14		100	111,072
New York State Dormitory Authority RB College & University Revenue
Series A
5.00%, 07/01/14	(NPFGC)	100	108,899
Series B
5.00%, 07/01/14		150	165,565
Series C
5.00%, 07/01/14	(NPFGC)	200	220,064
New York State Dormitory Authority RB Miscellaneous Revenue
3.25%, 07/01/14	(NPFGC-FGIC)	365	386,484
4.00%, 07/01/14		105	112,425
New York State Environmental Facilities Corp. RB Water Revenue
Series A
4.00%, 06/15/14		200	215,138
Series B
4.00%, 06/15/14		100	107,569

			4,154,954

Security		Principal (000s)	Value

NORTH CAROLINA — 1.71%
City of Charlotte GO
5.00%, 08/01/14		$250	$276,762
County of Mecklenburg GO
Series A
4.00%, 08/01/14		100	108,382
5.00%, 08/01/14		250	276,763

			661,907
OHIO — 1.07%
State of Ohio GO
Series C
4.00%, 08/01/14		250	270,710
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.50%, 06/15/14		130	144,269

			414,979
OKLAHOMA — 0.28%
Oklahoma Capital Improvement Authority RB College & University Revenue
Series F
5.00%, 07/01/14	(AMBAC)	100	110,020

			110,020
OREGON — 0.57%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14	(NPFGC)	100	109,898
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series A
5.00%, 06/01/14	(AGM)	100	109,898

			219,796
PENNSYLVANIA — 1.58%
City of Philadelphia RB Water Revenue
Series A
5.00%, 06/15/14		100	109,015
Commonwealth of Pennsylvania GO
5.25%, 07/01/14		200	221,874
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/14		160	175,546

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series A
4.00%, 06/01/14	(AGM)	$100	$107,083

			613,518
PUERTO RICO — 2.80%
Commonwealth of Puerto Rico GO
5.50%, 07/01/14	(FGIC)	90	96,850
Series A
5.25%, 07/01/14		205	219,481
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series OO
5.00%, 07/01/14	(NPFGC-FGIC)	100	108,270
Series QQ
5.25%, 07/01/14	(XLCA)	100	108,590
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.50%, 07/01/14	(AMBAC)	180	193,700
Puerto Rico Infrastructure Financing Authority RB Special Tax Revenue
Series B
5.00%, 07/01/14		100	106,541
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series I
5.50%, 07/01/25	(PR 07/01/14)
	(GTD)	225	249,793

			1,083,225
TENNESSEE — 0.29%
Metropolitan Government of Nashville & Davidson County GO
Series B
5.00%, 08/01/14		100	110,606

			110,606
TEXAS — 7.24%
Austin Independent School District GO
5.00%, 08/01/14	(PSF)	100	110,630

Security		Principal (000s)	Value

City of Dallas GOL
4.00%, 08/15/14		$100	$108,409
City of Irving Waterworks & Sewer System Revenue
4.50%, 08/15/14	(AGM)	100	109,589
City of San Antonio GOL
5.00%, 08/01/14		150	165,909
County of Harris GO
Series B-1
5.00%, 08/15/14	(NPFGC-FGIC)	100	110,643
Series C
5.00%, 08/15/14		100	110,895
Crowley Independent School District GO
4.00%, 08/01/14	(PSF)	115	124,527
Dallas Independent School District GO
Series A
5.00%, 08/15/14	(PSF)	100	110,794
Eagle Mountain & Saginaw Independent School District GO
Series C
5.00%, 08/15/14	(PSF)	200	221,538
Klein Independent School District GO
Series A
5.00%, 08/01/14	(PSF)	100	110,630
Leander Independent School District GO
4.00%, 08/15/14	(FGIC)	100	107,805
North East Independent School District GO
5.00%, 08/01/22	(PR 08/01/14)
	(PSF)	100	110,502
5.00%, 08/01/29	(PR 08/01/14)
	(PSF)	250	276,255
5.25%, 08/01/14	(PSF)	130	144,574
Round Rock Independent School District GO
4.00%, 08/01/14		150	162,462
State of Texas GO
Series B
5.00%, 08/01/14		100	110,606

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14		$200	$220,516
Texas Water Development Board RB Water Revenue
5.00%, 07/15/14		100	110,640
University of Texas System RB College & University Revenue
Series A
5.00%, 08/15/14		100	110,573
Series B
5.25%, 08/15/14		150	166,743

			2,804,240
UTAH — 2.90%
County of Salt Lake GO
4.00%, 06/15/14		100	107,985
Davis County School District GO
4.25%, 06/01/14	(GTD)	125	135,265
State of Utah GO
Series B
5.00%, 07/01/18	(PR 07/01/14)	350	385,903
Series C
4.00%, 07/01/14		150	162,204
5.00%, 07/01/14		200	220,754
Utah Transit Authority RB Sales Tax Revenue
Series C
5.00%, 06/15/14	(AGM)	100	110,089

			1,122,200
VIRGINIA — 4.71%
City of Portsmouth GO
5.00%, 07/01/14	(AGM)	100	110,258
City of Richmond GO
5.00%, 07/15/14	(AGM)	100	110,689
Commonwealth of Virginia GO
Series A
5.00%, 06/01/14		100	110,036
County of Loudoun GO
Series A
5.00%, 07/01/14	(SAW)	100	110,353

Security		Principal (000s)	Value

Greater Richmond Convention Center Authority RB Hotel Occupancy Tax
5.00%, 06/15/14	(NPFGC)	$150	$162,009
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
4.00%, 08/01/14	(SAP)	100	108,089
5.00%, 08/01/14		100	110,408
5.25%, 08/01/19	(PR 08/01/14)	500	556,390
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/14		190	211,441
Series B
5.00%, 08/01/14		110	121,857
Series D
5.00%, 08/01/14		100	110,779

			1,822,309
WASHINGTON — 5.53%
City of Seattle RB Electric Power & Light Revenues
5.00%, 08/01/14	(AGM)	100	110,581
Energy Northwest RB Electric Power & Light Revenues
Series A
4.00%, 07/01/14		100	108,042
5.00%, 07/01/14		525	578,980
5.25%, 07/01/14		100	110,842
Grays Harbor County Public Utility District No. 1 RB Electric Power & Light Revenues
5.00%, 07/01/14	(NPFGC-FGIC)	180	194,463
Spokane County School District No. 354 Mead GO
5.38%, 12/01/20	(PR 06/01/14)
	(AGM, GTD)	500	553,295
State of Washington GO
Series B-1
4.00%, 08/01/14		100	108,308
Series C
5.00%, 08/01/14		140	154,882
5.50%, 07/01/14		200	222,804

			2,142,197

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s) or Shares	Value

WISCONSIN — 0.57%
State of Wisconsin RB Transit Revenue
Series A
5.00%, 07/01/14	(NPFGC-FGIC)	$100	$110,305
Wisconsin Department of Transportation RB Transit Revenue
Series B
5.00%, 07/01/14	(AMBAC)	100	110,305

			220,610

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $37,414,103)			37,948,728

SHORT-TERM INVESTMENTS — 0.97%

MONEY MARKET FUNDS — 0.97%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.05%[a,b]		376,986	376,986

			376,986

TOTAL SHORT-TERM INVESTMENTS
(Cost: $376,986)			376,986

TOTAL INVESTMENTS IN SECURITIES — 98.99%
(Cost: $37,791,089)			38,325,714
Other Assets, Less Liabilities — 1.01%			390,834

NET ASSETS — 100.00%			$38,716,548

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Financial Group Inc.

BHAC — Berkshire Hathaway Assurance Corp.

CIFG — CDC IXIS Financial Guaranty

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

XLCA — XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.44%

ALASKA — 0.46%
City of Anchorage GO
Series D
5.00%, 08/01/15	(AMBAC)	$150	$171,552

			171,552
ARIZONA — 4.81%
Arizona State Board of Regents RB University Revenue
Series C
5.50%, 07/01/15		245	280,280
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/15		100	113,908
City of Chandler RB Sales Tax Revenue
2.50%, 07/01/15		100	106,044
City of Glendale GO
Series A
4.00%, 07/01/15		150	165,635
City of Glendale RB Sewer Revenue
5.25%, 07/01/15	(NPFGC-FGIC)	100	114,189
City of Mesa RB Multiple Utility Revenue
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	100	112,803
City of Phoenix GO
Series B
4.00%, 07/01/15		300	333,114
Maricopa County Unified School District No. 48 Scottsdale GO
Series A
4.13%, 07/01/21	(PR 07/01/15)
	(NPFGC-FGIC)	250	278,172
Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15	(AGM)	250	285,205

			1,789,350
CALIFORNIA — 7.74%
City & County of San Francisco GO
Series B
5.00%, 06/15/15		235	268,097

Security		Principal (000s)	Value

City of Riverside RB Sewer Revenue
5.00%, 08/01/15		$145	$164,750
Desert Sands Unified School District GO
0.00%, 06/01/15	(AMBAC)	100	96,058
Fremont Unified School District/Alameda County GO
4.00%, 08/01/15		135	149,994
Los Angeles Community College District GO
Series E-1
3.00%, 08/01/15		150	161,109
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/15		250	286,075
Series B
5.00%, 07/01/15		175	199,461
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A-1
5.00%, 07/01/15	(AGM)	230	262,389
Los Angeles Unified School District GO
5.25%, 07/01/15	(NPFGC)	200	228,518
5.75%, 07/01/15	(NPFGC)	100	115,861
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/15	(AGM)	100	113,914
San Mateo County Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 06/01/15	(NPFGC)	100	112,890
Sonoma County Junior College District GO
Series D
5.00%, 08/01/15		50	56,832
State of California GO
4.13%, 06/01/15	(NPFGC)	150	164,020
5.00%, 06/01/15		175	196,112
Series A
4.00%, 07/01/15		125	137,563

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

Visalia Unified School District GO
4.00%, 08/01/15		$150	$162,518

			2,876,161
COLORADO — 1.02%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/15	(NPFGC)	210	242,327
University of Colorado RB College & University Revenue
Series A
3.25%, 06/01/15		125	135,310

			377,637
CONNECTICUT — 2.78%
Hartford County Metropolitan District GO
3.00%, 06/01/15		200	214,994
State of Connecticut GO
Series C
5.00%, 06/01/15		420	477,926
State of Connecticut ST
5.00%, 07/01/15	(AMBAC)	300	342,246

			1,035,166
DELAWARE — 0.68%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/15		220	251,057

			251,057
DISTRICT OF COLUMBIA — 0.37%
District of Columbia GO
Series E
5.00%, 06/01/15	(BHAC)	120	136,112

			136,112
FLORIDA — 6.18%
County of Hillsborough RB Sales Tax Revenue
5.00%, 07/01/15	(NPFGC)	235	267,602
County of Miami-Dade GO
4.00%, 07/01/15		100	109,341
County of Miami-Dade RB Sales Tax Revenue
Series A
5.00%, 07/01/15		100	111,779

Security		Principal (000s)	Value

Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/15		$560	$624,635
Florida State Board of Education GO
Series A
5.00%, 06/01/15	(NPFGC-FGIC)	415	472,125
Series B
5.00%, 06/01/15		200	227,530
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AGM)	100	112,872
5.00%, 07/01/15	(AMBAC)	100	112,735
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/15	(NPFGC-FGIC)	125	141,520
State of Florida GO
6.38%, 07/01/15		100	118,076

			2,298,215
GEORGIA — 3.70%
Forsyth County School District GO
4.00%, 06/01/15	(AGM)	250	276,578
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/15		320	363,184
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/15	(GTD)	150	166,872
Series A
4.00%, 08/01/15	(GTD)	100	111,248
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AMBAC)	100	113,804
State of Georgia GO
Series C
5.00%, 07/01/15		300	342,873

			1,374,559

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

HAWAII — 2.89%
City & County of Honolulu GO
Series B
5.25%, 07/01/15	(FSA)	$250	$287,302
City & County of Honolulu Wastewater System Revenue
Series B
4.25%, 07/01/15	(NPFGC)	100	111,705
State of Hawaii GO
Series DO
5.00%, 08/01/15		250	286,098
State of Hawaii RB Fuel Sales Tax Revenue
Series A
3.75%, 07/01/15	(AGM)	250	275,243
University of Hawaii RB College & University Revenue
Series A
5.00%, 07/15/15	(NPFGC)	100	113,463

			1,073,811
ILLINOIS — 1.75%
Chicago Transit Authority RB Capital Grant Receipts
5.00%, 06/01/15	(AMBAC)	75	82,299
Regional Transportation Authority RB Transit Revenue
6.00%, 06/01/15	(NPFGC-FGIC, GOI)	100	115,051
Series B
5.50%, 06/01/15	(NPFGC-FGIC, GOI)	100	113,902
State of Illinois GO
First Series
5.50%, 08/01/15	(NPFGC)	200	225,452
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/15	(AGM)	100	113,160

			649,864
KENTUCKY — 0.31%
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/15		100	113,665

			113,665

Security		Principal (000s)	Value

LOUISIANA — 0.46%
State of Louisiana GO
Series A
5.00%, 08/01/15	(NPFGC)	$150	$171,498

			171,498
MAINE — 0.30%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/15	(AGM)	100	112,461

			112,461
MARYLAND — 7.56%
City of Baltimore RB Sewer Revenue
Series D
5.00%, 07/01/15	(AMBAC)	200	228,164
County of Frederick GO
Series A
5.00%, 07/01/15		250	284,858
County of Howard GO
Series B
5.00%, 08/15/15		280	321,048
County of Montgomery GO
Series A
5.00%, 06/01/15		150	170,954
State of Maryland GO
Second Series
4.00%, 08/01/15		345	384,047
5.00%, 08/01/15		180	206,312
Second Series A
4.00%, 08/01/15		100	111,318
5.00%, 08/01/17	(PR 08/01/15)	250	286,697
Washington Suburban Sanitary District GO
4.25%, 06/01/15		100	111,582
5.00%, 06/01/16	(PR 06/01/15)	620	705,368

			2,810,348
MASSACHUSETTS — 5.84%
Commonwealth of Massachusetts GO
Series B
5.00%, 08/01/15		380	435,142

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.50%, 06/01/15	(NPFGC-FGIC)	$225	$259,420
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/15		110	121,954
4.75%, 07/01/34	(PR 07/01/15)	740	840,314
Series C
5.00%, 07/01/15		100	114,082
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/15	(AMBAC)	200	227,054
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
5.00%, 08/01/15		150	171,767

			2,169,733
MINNESOTA — 1.69%
State of Minnesota GO
Series A
5.00%, 06/01/15		100	113,901
Series D
5.00%, 08/01/15		100	114,546
Series F
4.00%, 08/01/15		360	400,493

			628,940
NEBRASKA — 1.07%
City of Omaha GO
5.00%, 06/01/15		250	283,485
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/15		100	114,266

			397,751
NEVADA — 2.37%
Clark County School District GOL
5.50%, 06/15/15	(AGM)	100	113,954

Security		Principal (000s)	Value

Series A
5.25%, 06/15/15	(NPFGC-FGIC)	$250	$284,875
Series B
5.00%, 06/15/15		130	147,108
County of Clark GOL
Series B
5.00%, 06/01/15	(AGM)	200	224,360
County of Clark RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/15		100	112,290

			882,587
NEW HAMPSHIRE — 0.37%
State of New Hampshire GO
Series A
3.50%, 06/01/15		125	136,536

			136,536
NEW JERSEY — 4.74%
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
5.00%, 07/01/15		100	114,291
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue
Series A
5.00%, 06/15/15	(NPFGC-FGIC)	100	112,787
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/15		100	116,281
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/17	(PR 06/15/15)	125	142,635
5.00%, 06/15/18	(PR 06/15/15)
	(AMBAC)	100	114,108
Series C
5.25%, 06/15/16	(PR 06/15/15)
	(FGIC)	345	396,412
State of New Jersey GO
5.00%, 06/01/15		290	329,312

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

Series L
5.25%, 07/15/15	(AMBAC)	$255	$292,832
Series M
5.50%, 07/15/15	(AMBAC)	125	144,560

			1,763,218
NEW MEXICO — 1.18%
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15	(NPFGC)	190	217,940
Santa Fe Public School District GO
3.00%, 08/01/15	(SAW)	100	107,811
State of New Mexico RB Miscellaneous Taxes
Series A
5.00%, 07/01/15		100	114,256

			440,007
NEW YORK — 10.01%
City of New York GO
Series A
4.00%, 08/01/15		110	121,537
Series A-1
5.00%, 08/01/15		410	466,469
Series B
4.00%, 08/01/15		100	110,488
Series E
5.00%, 08/01/15		430	489,224
Series G
5.00%, 08/01/15		160	182,037
Series J-1
4.00%, 08/01/15		100	110,488
5.00%, 08/01/15		100	113,773
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/15		125	142,725
Series C
5.00%, 06/15/15		100	114,180
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/15	(NPFGC-FGIC)	100	113,599

Security		Principal (000s)	Value

Series S-1A
5.00%, 07/15/15	(SAW)	$150	$170,399
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/15		250	285,722
New York State Dormitory Authority RB College & University Revenue
Series A
3.00%, 07/01/15		250	267,707
3.00%, 07/01/15	(GOI)	100	107,820
5.00%, 07/01/15	(NPFGC)	100	113,596
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/15		150	170,909
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		100	112,632
5.00%, 07/01/15	(NPFGC-FGIC)	100	113,596
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/15		210	240,647
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/15	(AGM)	155	175,817

			3,723,365
NORTH CAROLINA — 2.19%
City of Charlotte RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/15		350	393,015
City of Charlotte RB Water & Sewer System Revenue
Series A
5.50%, 07/01/15		165	191,062
County of Durham GO
Series B
4.00%, 06/01/15		100	110,831

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

State of North Carolina GO
Series A
5.00%, 06/01/15		$105	$119,667

			814,575
OHIO — 2.06%
Ohio State University (The) RB General Receipts Revenue
Series A
4.75%, 06/01/15		100	112,712
State of Ohio GO
Series C
5.00%, 08/01/15		220	251,687
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.50%, 06/15/15		350	402,794

			767,193
OKLAHOMA — 0.44%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
3.38%, 06/01/15	(BHAC)	150	162,663

			162,663
OREGON — 2.47%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/15	(NPFGC)	350	398,296
City of Salem GOL
4.00%, 06/01/15		250	276,660
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/15	(AGM)	215	244,741

			919,697
PENNSYLVANIA — 2.64%
City of Philadelphia RB Water Revenue
Series A
5.00%, 08/01/15	(AMBAC)	250	286,767
Commonwealth of Pennsylvania GO
5.25%, 07/01/15		250	287,652
First Series
5.00%, 07/01/15		210	239,938

Security		Principal (000s)	Value

Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
4.75%, 06/01/15	(AGM)	$150	$167,405

			981,762
PUERTO RICO — 3.81%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/15	(NPFGC)	175	192,568
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
5.00%, 07/01/15	(AGM)	150	165,670
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series RR
5.00%, 07/01/35	(PR 07/01/15)
	(FGIC)	180	206,037
Series SS
5.00%, 07/01/15	(NPFGC)	315	345,820
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series K
5.00%, 07/01/35	(PR 07/01/15)	145	165,470
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/15	(AMBAC)	215	235,345
University of Puerto Rico RB College & University Revenue
Series P
5.00%, 06/01/15		100	106,221

			1,417,131
RHODE ISLAND — 0.49%
Rhode Island Economic Development Corp. RB Federal Grant Revenue
Series A
5.00%, 06/15/15	(NPFGC-FGIC)	160	180,568

			180,568

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

SOUTH CAROLINA — 0.30%
State of South Carolina GO
Series A
4.00%, 06/01/15		$100	$110,831

			110,831
TENNESSEE — 0.29%
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue
Series B
4.00%, 07/01/15	(AGM)	100	109,274

			109,274
TEXAS — 4.32%
Austin Independent School District GO
4.00%, 08/01/15		100	111,283
City of San Antonio GOL
5.00%, 08/01/15		140	160,164
County of Bexar GOL
5.00%, 06/15/15	(AGM)	250	284,437
Pflugerville Independent School District GO
5.25%, 08/15/15	(PSF)	250	288,280
State of Texas GO
Series E
5.00%, 08/01/15		200	228,806
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/15		150	166,301
Texas Water Development Board RB Water Revenue
5.00%, 07/15/15		105	120,313
University of Texas System RB College & University Revenue
Series B
5.25%, 08/15/15		215	247,220

			1,606,804
UTAH — 1.58%
Intermountain Power Agency RB Electric Power & Light Revenues
Series B
5.00%, 07/01/15		100	114,047

Security		Principal (000s)	Value

State of Utah GO
Series B
4.00%, 07/01/15		$425	$472,201

			586,248
VIRGINIA — 4.11%
City of Alexandria GO
Series A
5.00%, 07/15/15		100	114,513
County of Arlington GO
Series D
4.00%, 08/01/15		125	139,236
County of Loudoun GO
Series B
5.00%, 06/01/17	(PR 06/01/15)	500	569,165
Virginia Public Building Authority RB Miscellaneous Revenue
Series C
5.00%, 08/01/15		250	285,740
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/15		140	160,516
Series B
5.25%, 08/01/15		225	259,423

			1,528,593
WASHINGTON — 4.56%
City of Seattle GOL
Series B
5.00%, 08/01/15		185	211,646
Energy Northwest RB Electric Power & Light Revenues
Series A
3.25%, 07/01/15		100	108,186
4.00%, 07/01/15		100	110,594
5.00%, 07/01/15		325	369,863
5.50%, 07/01/15		75	86,557
Series C
5.00%, 07/01/15		250	284,510
State of Washington GO
0.01%, 06/01/15	(NPFGC-FGIC)	250	242,287

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s) or Shares	Value

Series C
5.00%, 08/01/15		$145	$165,884
Series R
5.00%, 07/01/15	(AMBAC)	100	114,082

			1,693,609
WISCONSIN — 0.90%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/15		160	181,200
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/15	(AGM)	135	155,143

			336,343

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $35,568,508)			36,598,884

SHORT-TERM INVESTMENTS — 0.55%

MONEY MARKET FUNDS — 0.55%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.05%[a,b]		205,786	205,786

			205,786

TOTAL SHORT-TERM INVESTMENTS
(Cost: $205,786)			205,786

TOTAL INVESTMENTS IN SECURITIES — 98.99%
(Cost: $35,774,294)			36,804,670
Other Assets, Less Liabilities — 1.01%			376,290

NET ASSETS — 100.00%			$37,180,960

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Financial Group Inc.

BHAC — Berkshire Hathaway Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance Inc.

NPFGC — National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.46%

ARIZONA — 7.96%
Arizona State University Energy Management LLC RB College & University Revenue
5.00%, 07/01/16		$200	$227,932
Arizona State University RB College & University Revenue
Series A
4.00%, 07/01/16 (AMBAC)		100	112,326
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/16		250	292,555
City of Mesa GO
3.88%, 07/01/16	(NPFGC-FGIC)	100	111,145
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(NPFGC-FGIC)	200	232,848
City of Phoenix GO
Series A
5.00%, 07/01/16		200	234,868
City of Scottsdale GOL
5.00%, 07/01/16		180	210,640
Maricopa County Community College District GO
Series D
2.00%, 07/01/16		150	156,868
Maricopa County Unified School District No. 4 Mesa GO
Series B
4.00%, 07/01/16	(NPFGC-FGIC)	100	112,148
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
4.00%, 07/01/16		250	275,760
Phoenix Civic Improvement Corp. RB Water Revenue
5.50%, 07/01/16		200	238,022
Pima County GO
4.50%, 07/01/16	(NPFGC-FGIC)	100	114,446

Security		Principal (000s)	Value

Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/21	(PR 07/01/16)	$270	$316,699
Town of Gilbert GO
5.00%, 07/01/16		100	116,931

			2,753,188
CALIFORNIA — 9.25%
Alameda County Unified School District GO
Series A
0.00%, 08/01/16	(AGM)	185	171,031
California State Public Works Board RB Lease Abatement
Series B
5.00%, 06/01/16	(NPFGC-FGIC)	100	115,275
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	200	183,316
Desert Sands Unified School District GO
5.00%, 08/01/16		100	116,408
East Bay Municipal Utility District RB Water Revenue
Series B
5.00%, 06/01/16	(NPFGC-FGIC)	60	70,132
Eastern Municipal Water District COP Water Revenue
Series A
5.00%, 07/01/16	(NPFGC)	100	115,797
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/16		230	270,731
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
5.00%, 07/01/16		300	351,615
Series A
4.00%, 07/01/16		100	113,039
Los Angeles Unified School District GO
5.75%, 07/01/16	(NPFGC)	100	119,220

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

Series B
5.00%, 07/01/16	(AGM)	$85	$98,697
Series E
5.00%, 07/01/16	(AGM)	100	116,114
Series KY
5.00%, 07/01/16		200	232,228
Northern California Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16		100	115,348
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/16	(AGM)	130	151,506
San Ramon Valley Unified School District GO
4.50%, 08/01/16	(NPFGC)	100	114,572
Southern California Public Power Authority RB Electric Power & Light Revenues
Series 2010-1
5.00%, 07/01/16		100	115,978
State of California GO
5.00%, 08/01/16		250	287,777
Series A
4.00%, 07/01/16		200	224,430
5.00%, 07/01/16		100	116,363

			3,199,577
COLORADO — 1.11%
City & County of Denver GO
5.00%, 08/01/16		130	153,235
Series A
5.00%, 08/01/16		100	117,873
Regional Transportation District COP Lease Renewal
Series A
5.00%, 06/01/16		100	113,537

			384,645
CONNECTICUT — 1.19%
City of Norwalk GO
Series B
5.00%, 07/01/16		100	117,480

Security		Principal (000s)	Value

State of Connecticut GO
Series C
5.00%, 06/01/16		$250	$292,520

			410,000
DELAWARE — 0.42%
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16		125	146,564

			146,564
FLORIDA — 5.62%
County of Miami-Dade GO
Series B
5.00%, 07/01/16		50	57,405
County of Miami-Dade RB Miscellaneous Revenue
5.00%, 08/01/16	(NPFGC-FGIC)	100	112,478
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/16		455	513,545
Florida State Board of Education GO
Series D
5.25%, 06/01/16		215	253,524
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(NPFGC)	100	115,258
Series B
5.00%, 07/01/16	(NPFGC)	115	132,547
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/16		100	115,797
State of Florida GO
5.00%, 07/01/16		250	293,012

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

State of Florida RB Miscellaneous Revenue
Series B
5.00%, 07/01/16		$200	$233,134
Series C
5.00%, 07/01/16		100	116,567

			1,943,267
GEORGIA — 3.32%
Chatham County School District GO
5.25%, 08/01/16	(AGM)	190	224,206
Cherokee County Board of Education GO
Series A
4.25%, 08/01/16	(NPFGC-FGIC)	150	171,031
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/16	(NPFGC)	265	306,825
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(AMBAC)	130	151,596
State of Georgia GO
Series E
5.00%, 08/01/16		250	294,682

			1,148,340
HAWAII — 1.65%
City & County of Honolulu GO
Series B
2.00%, 08/01/16		100	104,798
City & County of Honolulu RB Sewer Revenue
Series A
4.25%, 07/01/16	(NPFGC)	100	114,126
City & County of Honolulu RB Wastewater System Revenue
Series A
5.00%, 07/01/16	(NPFGC)	100	117,251
State of Hawaii GO
Series DN
5.00%, 08/01/16		200	235,072

			571,247

Security		Principal (000s)	Value

ILLINOIS — 6.64%
Chicago Transit Authority RB Transit Revenue
5.00%, 06/01/16	(AGM)	$100	$112,120
Illinois Finance Authority RB College & University Revenue
Series B
5.00%, 07/01/16		130	151,477
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A-2
5.00%, 01/01/28	(PR 07/01/16) (AGM)	450	528,039
5.00%, 01/01/31	(PR 07/01/16) (AGM)	830	973,939
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
5.50%, 06/15/16	(FGIC, ETM)	100	118,371
State of Illinois GO
Series A
5.00%, 06/01/16		160	178,434
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/16		100	115,882
5.00%, 06/15/16	(NPFGC)	100	115,882

			2,294,144
INDIANA — 0.34%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue
Series A
5.50%, 07/01/16	(NPFGC)	100	116,463

			116,463
IOWA — 0.34%
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/16		100	117,359

			117,359

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

KENTUCKY — 0.34%
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/16		$100	$116,612

			116,612
MARYLAND — 3.37%
County of Howard GO
Series B
5.00%, 08/15/16		215	253,622
Maryland State Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16		100	117,251
State of Maryland GO
Second Series
5.00%, 08/01/16		475	559,897
Second Series E
5.00%, 08/01/16		100	117,873
Washington Suburban Sanitary District GO
5.00%, 06/01/16		100	117,201

			1,165,844
MASSACHUSETTS — 4.71%
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		360	423,465
Series D
5.00%, 08/01/22	(PR 08/01/16)	110	129,726
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/16		210	246,708
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/16		150	177,716
5.50%, 07/01/16		90	107,609
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series D
5.50%, 07/01/16	(AGM)	165	193,279

Security		Principal (000s)	Value

Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/16		$100	$113,436
Massachusetts Water Resources Authority RB Water Revenue
Series B
5.50%, 08/01/16	(AGM)	100	119,470
Series J
5.25%, 08/01/16	(AGM)	100	118,410

			1,629,819
MINNESOTA — 1.59%
State of Minnesota GO
Series A
5.00%, 08/01/16		250	294,447
Series D
5.00%, 08/01/16		120	141,335
Series F
4.00%, 08/01/16		100	113,528

			549,310
MISSISSIPPI — 0.32%
Mississippi Development Bank RB Miscellaneous Revenue
Series A
5.00%, 07/01/16	(AMBAC)	100	112,083

			112,083
MISSOURI — 0.34%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/16	(NPFGC-FGIC)	100	116,746

			116,746
NEBRASKA — 0.66%
Omaha Metropolitan Utilities District RB Water Revenue
Series B
4.00%, 06/01/16	(NPFGC)	100	111,764
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/16	(AMBAC)	100	117,383

			229,147

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

NEVADA — 1.33%
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/16		$100	$114,811
Clark County School District GOL
Series B
4.50%, 06/15/16	(AMBAC)	100	113,524
Series C
5.00%, 06/15/16		100	115,570
State of Nevada GOL
5.00%, 06/01/16		100	116,027

			459,932
NEW HAMPSHIRE — 0.66%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/16		100	117,526
State of New Hampshire GO
Series A
3.00%, 07/01/16		100	109,224

			226,750
NEW JERSEY — 2.60%
New Jersey Educational Facilities Authority RB College & University Revenue
5.00%, 07/01/16	(AGM)	100	113,173
Series E
5.00%, 07/01/16		100	117,847
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/16		95	111,935
5.75%, 06/15/16	(ETM)	5	6,030
State of New Jersey GO
5.00%, 06/01/16		370	430,780
Series L
5.25%, 07/15/16	(AMBAC)	100	117,882

			897,647

Security		Principal (000s)	Value

NEW MEXICO — 2.53%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A
5.25%, 07/01/16	(AMBAC)	$100	$118,477
Albuquerque Municipal School District No. 12 GO
Series B
5.00%, 08/01/16	(SAW)	150	176,234
City of Albuquerque GO
Series A
3.00%, 07/01/16		100	108,873
City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/16		200	234,592
New Mexico Finance Authority RB Miscellaneous Revenue
Series C
5.25%, 06/15/16	(NPFGC)	200	235,328

			873,504
NEW YORK — 10.71%
City of New York GO
Series A-1
5.00%, 08/01/16		125	145,620
Series B
4.00%, 08/01/16		300	336,819
Series C
5.00%, 08/01/16		105	122,321
Series E
5.00%, 08/01/16		500	582,480
Series G
5.00%, 08/01/16		100	116,496
Series J-1
5.00%, 08/01/16		290	337,838
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/16		200	234,192
Series FF-1
5.00%, 06/15/16		175	204,918

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

New York City Transitional Finance Authority RB Income Tax Revenue
Series C-1
3.00%, 08/01/16		$200	$215,340
4.00%, 08/01/16		100	112,517
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/16	(SAW)	250	289,915
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/16		140	162,813
Series A
4.00%, 07/01/16		100	112,148
Series B
5.00%, 07/01/16		225	264,535
New York State Dormitory Authority RB Income Tax Revenue
Series D
4.00%, 06/15/16		100	112,662
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/16	(SAP)	100	115,079
New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/16		100	116,600
5.50%, 06/15/16		100	119,709

			3,702,002
NORTH CAROLINA — 2.70%
Cape Fear Public Utility Authority RB Water Revenue
5.00%, 08/01/16		200	234,494
City of Charlotte GO
5.00%, 08/01/16		100	117,873
City of Charlotte RB Water & Sewer System Revenue
Series A
5.00%, 07/01/16		100	117,388

Security		Principal (000s)	Value

County of Forsyth GO
3.50%, 08/01/16		$100	$111,493
County of Mecklenburg GO
Series A
5.00%, 08/01/16		100	117,873
State of North Carolina GO
Series A
5.00%, 06/01/20	(PR 06/01/16)	100	117,381
Series B
5.00%, 06/01/16		100	117,246

			933,748
OHIO — 3.58%
City of Columbus GO
Series A
4.00%, 07/01/16		100	113,039
Ohio State Water Development Authority RB Water Revenue
Series A
5.00%, 06/01/16		250	292,240
State of Ohio GO
5.00%, 08/01/16		200	234,698
Series A
5.00%, 06/15/16		125	146,303
5.00%, 06/15/18	(PR 06/15/16)	185	217,273
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16		200	233,542

			1,237,095
OKLAHOMA — 0.33%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
4.00%, 06/01/16	(BHAC)	100	112,460

			112,460
OREGON — 1.56%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16	(AGM, GTD)	100	117,132

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

State of Oregon GO
Series A
4.00%, 08/01/16		$165	$187,004
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16	(AGM)	200	233,972

			538,108
PENNSYLVANIA — 2.41%
City of Philadelphia GO
5.00%, 08/01/16	(CIFG)	100	110,852
Commonwealth of Pennsylvania GO
5.00%, 07/01/16		100	117,434
5.38%, 07/01/16	(NPFGC)	215	255,846
Pennsylvania State University RB College & University Revenue
5.25%, 08/15/16		100	118,218
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
5.00%, 06/01/16	(AGM)	200	229,934

			832,284
PUERTO RICO — 4.34%
Commonwealth of Puerto Rico GO
6.00%, 07/01/16	(NPFGC)	185	208,928
Series A
5.50%, 07/01/16	(NPFGC)	180	199,692
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series LL
5.50%, 07/01/16	(NPFGC)	320	360,902
Series ZZ
4.00%, 07/01/16		100	106,513
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/16		100	120,544
Series CC
5.00%, 07/01/16		100	109,410
Puerto Rico Municipal Finance Agency GO
Series B
5.25%, 07/01/16	(CIFG)	100	109,944

Security		Principal (000s)	Value

Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16	(AMBAC)	$260	$286,250

			1,502,183
RHODE ISLAND — 1.02%
Rhode Island Economic Development Corp. RB Federal Grant Revenue
5.00%, 06/15/16	(NPFGC-FGIC)	125	144,295
State of Rhode Island GO
Series A
5.00%, 08/01/16	(AMBAC)	180	210,083

			354,378
SOUTH CAROLINA — 0.62%
State of South Carolina GO
Series A
4.00%, 06/01/16		190	214,991

			214,991
SOUTH DAKOTA — 0.34%
Sioux Falls School District No. 49-5 GO
Series B
5.00%, 07/01/16		100	116,749

			116,749
TENNESSEE — 0.34%
Metropolitan Government of Nashville & Davidson County GO
Series D
5.00%, 07/01/16		100	117,296

			117,296
TEXAS — 4.49%
Austin Independent School District GO
Series A
4.00%, 08/01/16	(NPFGC)	100	113,473
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/16	(NPFGC)	150	175,992
Denton Independent School District GO
5.00%, 08/15/16	(PSF)	200	234,910

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

Frisco Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	$100	$118,525
Lewisville Independent School District GO
5.00%, 08/15/16	(PSF)	100	117,455
Magnolia Independent School District GO
5.00%, 08/15/16	(PSF)	100	117,479
Round Rock Independent School District GO
5.00%, 08/01/16		200	234,606
State of Texas GO
Series C
4.00%, 08/01/16		100	113,244
University of Texas System RB College & University Revenue
Series C
5.00%, 08/15/16		280	327,824

			1,553,508
UTAH — 2.06%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16	(AMBAC)	100	115,437
State of Utah GO
Series A
2.00%, 07/01/16		120	126,060
5.00%, 07/01/16		400	470,284

			711,781
VIRGINIA — 3.09%
Commonwealth of Virginia GO
Series B
4.00%, 06/01/16		100	113,197
County of Arlington GO
Series C
4.00%, 08/15/16		200	227,534
Virginia Public Building Authority RB Miscellaneous Revenue
5.00%, 08/01/16		100	117,294
Series B
5.00%, 08/01/16	(SAP)	100	117,294

Security		Principal (000s) or Shares	Value

Virginia Public School Authority RB Miscellaneous Revenue
Series A
3.00%, 08/01/16		$100	$109,312
5.00%, 08/01/16		200	235,632
Series C
5.00%, 08/01/16	(SAW)	125	147,270

			1,067,533
WASHINGTON — 3.81%
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/16		485	571,272
Series B
7.13%, 07/01/16		175	218,330
State of Washington GO
5.00%, 07/01/16	(AGM)	250	292,897
Series 2010B
5.00%, 08/01/16		100	117,443
Series R-2011C
5.00%, 07/01/16		100	117,159

			1,317,101
WISCONSIN — 0.77%
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/16	(AGM)	225	265,745

			265,745

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $32,909,508)			34,039,150

SHORT-TERM INVESTMENTS — 0.61%

MONEY MARKET FUNDS — 0.61%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.05%[a,b]		211,133	211,133

			211,133

TOTAL SHORT-TERM INVESTMENTS
(Cost: $211,133)			211,133

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 99.07%
(Cost: $33,120,641)	$34,250,283
Other Assets, Less Liabilities — 0.93%	322,734

NET ASSETS — 100.00%	$34,573,017

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP— Subject to Appropriations

SAW — State Aid Withholding

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Financial Group Inc.

BHAC — Berkshire Hathaway Assurance Corp.

CIFG — CDC IXIS Financial Guaranty

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.42%

ALABAMA — 0.35%
Alabama Water Pollution Control Authority RB Sewer Revenue
Series B
2.50%, 08/15/17		$150	$154,515

			154,515
ALASKA — 0.32%
Borough of North Slope GO
Series A
4.00%, 06/30/17		125	141,943

			141,943
ARIZONA — 4.05%
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/17		100	119,006
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		255	303,894
City of Glendale GOL
4.00%, 07/01/17		100	113,121
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/17	(NPFGC-FGIC)	140	166,155
City of Phoenix GO
Series A
5.00%, 07/01/17		215	257,314
Maricopa County Community College District GO
Series C
5.00%, 07/01/17		100	119,230
Maricopa County High School District No. 210 Phoenix GO
5.00%, 07/01/17	(NPFGC)	280	331,884
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/17		100	118,838
Phoenix Civic Improvement Corp. RB Water Revenue
5.50%, 07/01/17		100	121,540

Security		Principal (000s)	Value

Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		$100	$117,586

			1,768,568
CALIFORNIA — 13.20%
Berkeley Unified School District GO
4.00%, 08/01/17		150	170,795
City of Pasadena RB Electric Power & Light Revenues
Series A
3.00%, 06/01/17		100	108,430
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.75%, 07/01/17	(AGM)	380	417,593
East Side Union High School District GO
Series B
4.00%, 08/01/17	(AGM)	200	218,924
Escondido Union School District GO
Series B
5.00%, 08/01/17	(NPFGC-FGIC)	160	185,043
Evergreen Elementary School District GO
Series A
6.00%, 08/01/17	(AGM)	100	124,082
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/17		315	374,340
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.13%, 07/01/17		200	229,912
5.00%, 07/01/17		250	298,497
Los Angeles Unified School District GO
Series A-1
4.00%, 07/01/17		175	198,914
5.50%, 07/01/17	(FGIC)	100	121,256

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

Series I
5.00%, 07/01/17		$100	$118,726
Series KRY
4.00%, 07/01/17		100	113,665
Series KY
5.00%, 07/01/17		55	65,299
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/17	(AGM)	100	117,890
Metropolitan Water District of Southern California RB Water Revenue
Series C
4.00%, 07/01/17		100	114,540
Northern California Power Agency RB Electric Power & Light Revenues
Series A
3.00%, 06/01/17		100	109,163
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/17	(NPFGC)	225	262,089
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.63%, 08/15/17	(AGM)	100	111,305
5.00%, 08/15/17	(AGM)	100	119,136
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/17		100	116,136
San Diego Public Facilities Financing Authority RB Water Revenue
Series A
5.00%, 08/01/17		225	269,552
Santa Clara Unified School District GO
5.00%, 07/01/17		200	240,722
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17		100	120,630

Security		Principal (000s)	Value

Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/17		$230	$271,481
Series A
5.00%, 07/01/17		100	118,480
Southwestern Community College District GO
Series B
5.25%, 08/01/17	(NPFGC-FGIC)	120	144,550
State of California GO
5.00%, 06/01/17	(XLCA)	200	233,474
Series A
4.25%, 07/01/17		100	114,547
5.00%, 07/01/17		475	562,091

			5,771,262
COLORADO — 0.55%
City & County of Denver GO
Series A
5.00%, 08/01/17		200	241,028

			241,028
CONNECTICUT — 1.87%
City of Danbury GO
Series B
5.00%, 07/01/17		265	317,454
City of Hartford GO
Series A
5.25%, 08/15/17	(AMBAC)	100	118,397
State of Connecticut GO
Series C
5.00%, 06/01/17		225	268,351
State of Connecticut ST
Series A
4.00%, 08/01/17	(AMBAC)	100	114,474

			818,676
DELAWARE — 1.67%
City of Wilmington GO
Series A
5.00%, 06/01/17	(AGM)	100	119,057

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security	Principal (000s)	Value

County of New Castle GO
Series A
5.00%, 07/15/17	$200	$240,854
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/17	115	137,373
State of Delaware GO
Series A
3.00%, 07/01/17	100	110,101
Series B
5.00%, 07/01/17	100	120,304

727,689
DISTRICT OF COLUMBIA — 0.27%
District of Columbia GO
Series C
5.00%, 06/01/17	(AGM)	100	118,307

118,307
FLORIDA — 3.34%
County of Miami-Dade GO
Series B
5.00%, 07/01/17	100	116,546
County of Miami-Dade RB Sales Tax Revenue
5.00%, 07/01/17	(AGM)	100	115,295
Florida State Board of Education GO
Series E
5.00%, 06/01/17	175	208,542
Florida State Board of Education RB Miscellaneous Revenue
Series E
5.00%, 07/01/17	100	118,536
Florida State Department of Environmental Protection RB Miscellaneous Taxes
Series B
5.25%, 07/01/17	150	177,192
State of Florida GO
Series A
5.00%, 07/01/17	210	250,738

Security		Principal (000s)	Value

Series C
5.00%, 06/01/17		$100	$119,167
State of Florida RB Miscellaneous Revenue
Series A
5.00%, 07/01/17		100	118,536
Series B
5.00%, 07/01/17		200	237,072

			1,461,624
GEORGIA — 3.77%
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/17		325	385,678
State of Georgia GO
Series B
5.00%, 07/01/17		100	120,247
Series E
5.00%, 08/01/19	(PR 08/01/17)	200	241,814
5.00%, 08/01/21	(PR 08/01/17)	500	605,695
Series I
5.00%, 07/01/17		245	294,605

			1,648,039
HAWAII — 2.21%
City & County of Honolulu GO
Series B
2.50%, 08/01/17		100	106,796
City & County of Honolulu RB Sewer Revenue
Series A
3.25%, 07/01/17		100	110,566
Subseries A
5.00%, 07/01/17		125	149,319
State of Hawaii GO
Series DN
5.00%, 08/01/17		150	179,529
Series DQ
5.00%, 06/01/17		150	178,834
State of Hawaii RB Fuel Sales Tax Revenue
5.50%, 07/01/17		200	242,852

			967,896

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

IDAHO — 0.51%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
Series 2010
3.00%, 07/30/17		$100	$110,933
Canyon County School District No. 131 Nampa GO
4.00%, 07/30/17	(NPFGC)	100	111,732

			222,665
ILLINOIS — 1.23%
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
5.50%, 06/15/17	(NPFGC-FGIC)	90	104,206
Regional Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		150	175,395
State of Illinois GO
Series A
5.00%, 06/01/17		175	197,235
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/17		50	58,966

			535,802
IOWA — 0.66%
Iowa Finance Authority RB Miscellaneous Revenue
4.25%, 08/01/17		250	290,025

			290,025
KANSAS — 1.07%
Johnson County Water District No. 1 RB Water Revenue
4.50%, 06/01/17		400	468,572

			468,572
KENTUCKY — 0.27%
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/17		100	118,614

			118,614

Security		Principal (000s)	Value

LOUISIANA — 0.41%
Louisiana Public Facilities Authority RB Miscellaneous Revenue
4.00%, 06/01/17	(AMBAC)	$165	$177,467

			177,467
MARYLAND — 4.64%
City of Baltimore RB Sewer Revenue
Series D
5.00%, 07/01/17	(AMBAC)	115	137,244
County of Frederick GO
4.00%, 06/01/17		50	57,183
County of Howard GO
Series B
5.00%, 08/15/17		215	259,243
County of Montgomery GO
Series A
5.00%, 08/01/17		200	241,028
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/17		225	268,902
Series A
4.00%, 07/01/17		100	114,430
5.00%, 07/01/17		100	119,512
Prince George’s County GOL
Series B
5.00%, 07/15/17		100	120,370
State of Maryland GO
Second Series
5.00%, 07/15/17		250	300,925
5.00%, 08/01/17		125	150,642
Second Series A
3.00%, 08/15/17		100	110,208
Second Series B
5.25%, 08/15/17		120	146,327

			2,026,014
MASSACHUSETTS — 5.68%
Commonwealth of Massachusetts GO
Series C
5.25%, 08/01/17		150	181,635

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

Commonwealth of Massachusetts GOL
Series B
5.00%, 06/01/17		$100	$119,334
5.00%, 07/01/17		100	119,568
Series D
5.50%, 08/01/17		215	263,117
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Senior Series B
5.25%, 07/01/17		200	241,904
Series C
5.50%, 07/01/17		500	612,590
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series B
4.50%, 07/01/17	(AGM)	100	114,254
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/17		200	243,152
Series A
5.25%, 08/01/17		135	164,128
Massachusetts Water Resources Authority RB Water Revenue
Series J
5.25%, 08/01/17	(AGM)	350	422,607

			2,482,289
MINNESOTA — 2.16%
State of Minnesota GO
5.00%, 08/01/17		200	240,796
Series A
5.00%, 06/01/17		100	119,873
5.00%, 08/01/17		50	60,199
Series B
5.00%, 08/01/17		100	120,398
Series D
3.00%, 08/01/17		150	165,073
5.00%, 08/01/17		100	120,398
Series F
4.00%, 08/01/17		100	115,224

			941,961

Security		Principal (000s)	Value

MISSISSIPPI — 0.26%
Mississippi Development Bank RB Miscellaneous Revenue
Series C
5.00%, 08/01/17		$100	$115,652

			115,652
NEVADA — 1.74%
Clark County School District GOL
Series B
4.50%, 06/15/17	(AMBAC)	200	230,100
County of Clark RB Fuel Sales Tax Revenue
5.00%, 07/01/17	(AMBAC)	250	293,287
County of Clark RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/17		50	58,328
State of Nevada GOL
Series D
5.00%, 06/01/17		150	176,844

			758,559
NEW HAMPSHIRE — 1.57%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/17		475	568,485
State of New Hampshire GO
Series B
5.00%, 06/01/17		100	119,650

			688,135
NEW JERSEY — 4.29%
Camden County Municipal Utilities Authority RB Sewer Revenue
5.25%, 07/15/17	(GTD)	100	116,666
New Jersey Educational Facilities Authority RB College & University Revenue
Series F
4.50%, 07/01/17		250	295,085

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/17		$215	$258,505
State of New Jersey GO
5.00%, 06/01/17		215	254,655
5.00%, 06/01/23	(PR 06/01/17)	115	138,891
5.00%, 06/01/27	(PR 06/01/17)	170	205,318
Series N
5.50%, 07/15/17	(NPFGC-FGIC)	400	485,132
Series Q
5.00%, 08/15/17		100	118,930

			1,873,182
NEW MEXICO — 1.50%
City of Albuquerque RB Miscellaneous Taxes
Series B
5.00%, 07/01/17		150	179,310
New Mexico Finance Authority RB Federal Grant Revenue
Series B
5.00%, 06/15/17		100	119,279
State of New Mexico RB Miscellaneous Taxes
Series A
5.00%, 07/01/17		300	358,197

			656,786
NEW YORK — 9.34%
City of New York GO
Series A-1
4.20%, 08/01/17		210	240,629
5.00%, 08/01/17		110	130,558
Series C
5.00%, 08/01/17		305	362,001
Series E
4.00%, 08/01/17		100	113,559
5.00%, 08/01/17		725	860,495
Series G
4.00%, 08/01/17		100	113,559
Series J-1
5.00%, 08/01/17		235	278,919

Security	Principal (000s)	Value

New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/17	$250	$298,742
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
4.00%, 08/01/17	235	266,565
New York State Dormitory Authority RB College & University Revenue
4.75%, 07/01/17	100	116,995
5.00%, 07/01/17	85	100,518
Series A
3.10%, 07/01/17	200	218,752
5.00%, 07/01/17	100	118,257
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/17	175	208,436
New York State Dormitory Authority RB Miscellaneous Revenue
3.00%, 07/01/17	100	106,848
5.00%, 07/01/17	110	128,563
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/17	150	183,368
Series A
5.00%, 08/15/17	100	120,213
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/17	(AGM)	100	117,510

4,084,487
NORTH CAROLINA — 0.85%
City of Charlotte GO
5.00%, 08/01/17	110	132,565
County of Mecklenburg GO
Series A
5.00%, 08/01/17	100	120,514

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

State of North Carolina GO
Series B
5.00%, 06/01/17		$100	$119,985

			373,064
OHIO — 1.68%
State of Ohio GO
Series B
5.00%, 08/01/17		200	238,004
Series C
5.00%, 08/01/17		215	257,080
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/17	(AGM)	100	118,523
5.50%, 06/15/17	(AGM)	100	121,032

			734,639
OKLAHOMA — 0.67%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/17	(BHAC)	150	178,087
State of Oklahoma GO
Series A
4.00%, 07/15/17		100	114,451

			292,538
OREGON — 0.80%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17	(AGM, GTD)	190	227,162
Portland Community College District GO
5.00%, 06/15/17		100	120,232

			347,394
PENNSYLVANIA — 4.56%
City of Philadelphia RB Water Revenue
Series A
5.00%, 06/15/17	(AGM)	100	116,130
Commonwealth of Pennsylvania GO
5.38%, 07/01/17		100	121,588
5.38%, 07/01/17	(AGM)	350	425,558

Security		Principal (000s)	Value

Series A
5.00%, 08/01/20	(PR 08/01/17)	$175	$211,892
Third Series
5.00%, 07/15/17		360	431,258
Delaware Valley Regional Financial Authority RB Miscellaneous Revenue
5.75%, 07/01/17		450	521,096
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
3.50%, 08/01/17		150	166,458

			1,993,980
PUERTO RICO — 4.86%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/17	(XLCA)	295	328,606
Series B
5.25%, 07/01/17	(Call 07/01/16)	150	162,563

Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
4.00%, 07/01/17		100	104,649
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.38%, 07/01/17	(XLCA)	365	413,476
Series TT
5.00%, 07/01/17		100	111,454
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/17	(NPFGC)	155	183,706
Series BB
5.25%, 07/01/17	(AMBAC)	150	166,251
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/17	(AMBAC)	350	385,682

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

Puerto Rico Municipal Finance Agency GO
Series C
5.25%, 08/01/17	(AGM)	$240	$268,330

			2,124,717
SOUTH DAKOTA — 0.27%
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/17	(AGM)	100	118,197

			118,197
TENNESSEE — 0.63%
Metropolitan Government of Nashville & Davidson County GO
Series A
5.00%, 07/01/17		130	155,366
Metropolitan Government of Nashville & Davidson County RB Water Revenue
5.00%, 07/01/17		100	117,868

			273,234
TEXAS — 6.28%
City of El Paso GOL
5.00%, 08/15/17		100	118,912
City of Houston RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/17	(NPFGC-FGIC)	150	172,943
Corpus Christi Independent School District GO
5.00%, 08/15/17		100	119,739
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/17	(NPFGC)	100	119,336
Klein Independent School District GO
Series A
4.00%, 08/01/17		250	285,767
Lone Star College System (Harris and Montgomery Counties) Limited Tax GO
Series A
5.00%, 08/15/17		100	119,572
Mesquite Independent School District GO
4.25%, 08/15/17	(PSF)	230	266,706

Security		Principal (000s)	Value

North East Independent School District GO
Series A
5.00%, 08/01/17	(PSF)	$250	$299,357
Northside Independent School District GO
4.00%, 08/15/17	(PSF)	100	114,661
Round Rock Independent School District GO
5.00%, 08/01/17		105	125,730
State of Texas GO
Series A
5.00%, 08/01/17		100	119,629
Series B
5.00%, 08/01/17		100	119,629
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/17		225	270,306
University of Texas System RB College & University Revenue
Series A
5.00%, 08/15/17		100	119,572
Series B
5.25%, 08/15/17		210	253,823
Series E
5.00%, 08/15/17		100	119,572

			2,745,254
UTAH — 1.80%
State of Utah GO
Series A
4.00%, 07/01/17		250	287,868
5.00%, 07/01/17		315	378,778
Series C
5.00%, 07/01/17		100	120,247

			786,893
VIRGINIA — 2.75%
City of Richmond GO
Series C
5.00%, 07/15/17	(SAW)	100	120,250
Commonwealth of Virginia GO
Series B
5.00%, 06/01/17		150	180,061

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

March 31, 2012

Security		Principal (000s)	Value

County of Henrico GO
5.00%, 07/15/17		$100	$120,427
Virginia Beach Development Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/17		100	119,549
Virginia Public Building Authority RB Miscellaneous Revenue
5.00%, 08/01/17		125	149,465
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/17		300	363,099
Series C
5.00%, 08/01/17	(SAW)	125	149,679

			1,202,530
WASHINGTON — 5.51%
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17		845	1,003,708
5.25%, 07/01/17	(NPFGC)	145	174,068
Series C
0.01%, 07/01/17		100	91,425
5.25%, 07/01/17	(NPFGC)	100	120,047
Port of Seattle RB Port Airport & Marina Revenue
Series A
4.00%, 08/01/17		100	112,330
State of Washington GO
Series R-2007C
5.00%, 07/01/17		385	459,255
Series R-2011B
5.00%, 07/01/17		100	119,287
Series R-2011C
5.00%, 07/01/17		275	328,039

			2,408,159
WISCONSIN — 0.83%
State of Wisconsin RB Miscellaneous Revenue
Series 1
4.00%, 07/01/17		100	113,203

Security		Principal (000s) or Shares	Value

5.00%, 07/01/17	(NPFGC-FGIC)	$110	$131,153
Wisconsin Public Power Inc. RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17	(AGM)	100	118,085

			362,441

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $41,424,667)			43,022,797

SHORT-TERM INVESTMENTS — 0.68%

MONEY MARKET FUNDS — 0.68%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.05%[a,b]		295,724	295,724

			295,724

TOTAL SHORT-TERM INVESTMENTS
(Cost: $295,724)			295,724

TOTAL INVESTMENTS IN SECURITIES — 99.10%			43,318,521
(Cost: $41,720,391)
Other Assets, Less Liabilities — 0.90%			392,913

NET ASSETS — 100.00%			$43,711,434

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Financial Group Inc.

BHAC — Berkshire Hathaway Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

XLCA — XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2012

	iShares 2012 S&P AMT-Free Municipal Series	iShares 2013 S&P AMT-Free Municipal Series	iShares 2014 S&P AMT-Free Municipal Series

ASSETS
Investments, at cost:
Unaffiliated	$27,380,376	$34,804,563	$37,414,103
Affiliated (Note 2)	142,930	155,437	376,986

Total cost of investments	$27,523,306	$34,960,000	$37,791,089

Investments in securities, at fair value (Note 1):
Unaffiliated	$27,422,483	$35,112,793	$37,948,728
Affiliated (Note 2)	142,930	155,437	376,986

Total fair value of investments	27,565,413	35,268,230	38,325,714
Receivables:
Interest	337,593	410,300	400,381

Total Assets	27,903,006	35,678,530	38,726,095

LIABILITIES
Payables:
Investment advisory fees (Note 2)	7,089	9,064	9,547

Total Liabilities	7,089	9,064	9,547

NET ASSETS	$27,895,917	$35,669,466	$38,716,548

Net assets consist of:
Paid-in capital	$27,843,739	$35,340,028	$38,175,585
Undistributed net investment income	10,409	21,208	5,946
Undistributed net realized gain (accumulated net realized loss)	(338)	—	392
Net unrealized appreciation	42,107	308,230	534,625

NET ASSETS	$27,895,917	$35,669,466	$38,716,548

Shares outstanding[a]	550,000	700,000	750,000

Net asset value per share	$50.72	$50.96	$51.62

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2012

	iShares 2015 S&P AMT-Free Municipal Series	iShares 2016 S&P AMT-Free Municipal Series	iShares 2017 S&P AMT-Free Municipal Series

ASSETS
Investments, at cost:
Unaffiliated	$35,568,508	$32,909,508	$41,424,667
Affiliated (Note 2)	205,786	211,133	295,724

Total cost of investments	$35,774,294	$33,120,641	$41,720,391

Investments in securities, at fair value (Note 1):
Unaffiliated	$36,598,884	$34,039,150	$43,022,797
Affiliated (Note 2)	205,786	211,133	295,724

Total fair value of investments	36,804,670	34,250,283	43,318,521
Receivables:
Interest	385,745	330,977	404,031

Total Assets	37,190,415	34,581,260	43,722,552

LIABILITIES
Payables:
Investment advisory fees (Note 2)	9,455	8,243	11,118

Total Liabilities	9,455	8,243	11,118

NET ASSETS	$37,180,960	$34,573,017	$43,711,434

Net assets consist of:
Paid-in capital	$36,111,796	$33,401,027	$42,046,618
Undistributed net investment income	35,950	40,715	57,733
Undistributed net realized gain	2,838	1,633	8,953
Net unrealized appreciation	1,030,376	1,129,642	1,598,130

NET ASSETS	$37,180,960	$34,573,017	$43,711,434

Shares outstanding[a]	700,000	650,000	800,000

Net asset value per share	$53.12	$53.19	$54.64

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2012

	iShares 2012 S&P AMT-Free Municipal Series	iShares 2013 S&P AMT-Free Municipal Series	iShares 2014 S&P AMT-Free Municipal Series

NET INVESTMENT INCOME
Interest — unaffiliated	$245,796	$392,416	$409,799
Interest — affiliated (Note 2)	48	79	55

Total investment income	245,844	392,495	409,854

EXPENSES
Investment advisory fees (Note 2)	95,221	99,531	92,039

Total expenses	95,221	99,531	92,039
Less investment advisory fees waived (Note 2)	(162)	—	—

Net expenses	95,059	99,531	92,039

Net investment income	150,785	292,964	317,815

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3	—	1,052
In-kind redemptions — unaffiliated	14,638	23,635	59,984

Net realized gain	14,641	23,635	61,036

Net change in unrealized appreciation/depreciation	(15,448)	189,388	488,582

Net realized and unrealized gain (loss)	(807)	213,023	549,618

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$149,978	$505,987	$867,433

See notes to financial statements.

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2012

	iShares 2015 S&P AMT-Free Municipal Series	iShares 2016 S&P AMT-Free Municipal Series	iShares 2017 S&P AMT-Free Municipal Series

NET INVESTMENT INCOME
Interest — unaffiliated	$536,370	$529,890	$754,860
Interest — affiliated (Note 2)	49	49	55

Total investment income	536,419	529,939	754,915

EXPENSES
Investment advisory fees (Note 2)	90,366	73,184	95,979

Total expenses	90,366	73,184	95,979

Net investment income	446,053	456,755	658,936

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	2,838	6,059	9,674

Net realized gain	2,838	6,059	9,674

Net change in unrealized appreciation/depreciation	954,575	1,041,683	1,659,100

Net realized and unrealized gain	957,413	1,047,742	1,668,774

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,403,466	$1,504,497	$2,327,710

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 2012 S&P AMT-Free Municipal Series		iShares 2013 S&P AMT-Free Municipal Series
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$150,785	$112,228	$292,964	$168,880
Net realized gain (loss)	14,641	(340)	23,635	—
Net change in unrealized appreciation/depreciation	(15,448)	81,265	189,388	160,882

Net increase in net assets resulting from operations	149,978	193,153	505,987	329,762

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(150,255)	(109,696)	(289,772)	(159,147)

Total distributions to shareholders	(150,255)	(109,696)	(289,772)	(159,147)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,540,495	20,278,782	10,183,982	17,639,294
Cost of shares redeemed	(5,078,954)	—	(2,545,491)	—

Net increase (decrease) in net assets from capital share transactions	(2,538,459)	20,278,782	7,638,491	17,639,294

INCREASE (DECREASE) IN NET ASSETS	(2,538,736)	20,362,239	7,854,706	17,809,909

NET ASSETS
Beginning of year	30,434,653	10,072,414	27,814,760	10,004,851

End of year	$27,895,917	$30,434,653	$35,669,466	$27,814,760

Undistributed net investment income included in net assets at end of year	$10,409	$7,578	$21,208	$18,010

SHARES ISSUED AND REDEEMED
Shares sold	50,000	400,000	200,000	350,000
Shares redeemed	(100,000)	—	(50,000)	—

Net increase (decrease) in shares outstanding	(50,000)	400,000	150,000	350,000

See notes to financial statements.

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2014 S&P AMT-Free Municipal Series		iShares 2015 S&P AMT-Free Municipal Series
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$317,815	$268,114	$446,053	$306,847
Net realized gain	61,036	104	2,838	—
Net change in unrealized appreciation/depreciation	488,582	55,505	954,575	73,227

Net increase in net assets resulting from operations	867,433	323,723	1,403,466	380,074

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(331,908)	(253,711)	(440,715)	(284,244)

Total distributions to shareholders	(331,908)	(253,711)	(440,715)	(284,244)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,459,754	20,232,882	13,142,862	17,916,813
Cost of shares redeemed	(2,583,343)	—	—	—

Net increase in net assets from capital share transactions	12,876,411	20,232,882	13,142,862	17,916,813

INCREASE IN NET ASSETS	13,411,936	20,302,894	14,105,613	18,012,643

NET ASSETS
Beginning of year	25,304,612	5,001,718	23,075,347	5,062,704

End of year	$38,716,548	$25,304,612	$37,180,960	$23,075,347

Undistributed net investment income included in net assets at end of year	$5,946	$20,036	$35,950	$30,612

SHARES ISSUED AND REDEEMED
Shares sold	300,000	400,000	250,000	350,000
Shares redeemed	(50,000)	—	—	—

Net increase in shares outstanding	250,000	400,000	250,000	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2016 S&P AMT-Free Municipal Series		iShares 2017 S&P AMT-Free Municipal Series
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$456,755	$297,377	$658,936	$439,283
Net realized gain (loss)	6,059	(3,027)	9,674	(720)
Net change in unrealized appreciation/depreciation	1,041,683	94,329	1,659,100	(67,552)

Net increase in net assets resulting from operations	1,504,497	388,679	2,327,710	371,011

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(444,967)	(278,200)	(644,774)	(407,006)

Total distributions to shareholders	(444,967)	(278,200)	(644,774)	(407,006)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,819,298	12,611,465	19,032,298	17,998,663

Net increase in net assets from capital share transactions	15,819,298	12,611,465	19,032,298	17,998,663

INCREASE IN NET ASSETS	16,878,828	12,721,944	20,715,234	17,962,668

NET ASSETS
Beginning of year	17,694,189	4,972,245	22,996,200	5,033,532

End of year	$34,573,017	$17,694,189	$43,711,434	$22,996,200

Undistributed net investment income included in net assets at end of year	$40,715	$28,926	$57,733	$43,569

SHARES ISSUED
Shares sold	300,000	250,000	350,000	350,000

Net increase in shares outstanding	300,000	250,000	350,000	350,000

See notes to financial statements.

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 2012 S&P AMT-Free Municipal Series

	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.72	$50.36	$50.38

Income from investment operations:
Net investment income[b]	0.24	0.30	0.08
Net realized and unrealized gain (loss)[c]	0.00	0.36	(0.05)

Total from investment operations	0.24	0.66	0.03

Less distributions from:
Net investment income	(0.24)	(0.30)	(0.05)

Total distributions	(0.24)	(0.30)	(0.05)

Net asset value, end of period	$50.72	$50.72	$50.36

Total return	0.48%	1.32%	0.06%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$27,896	$30,435	$10,072
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of expenses to average net assets prior to waived fees[e]	0.30%	n/a	n/a
Ratio of net investment income to average net assets[e]	0.48%	0.60%	0.72%
Portfolio turnover rate[f]	0%[g]	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 2013 S&P AMT-Free Municipal Series

	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.57	$50.02	$50.06

Income from investment operations:
Net investment income[b]	0.45	0.53	0.13
Net realized and unrealized gain (loss)[c]	0.39	0.55	(0.10)

Total from investment operations	0.84	1.08	0.03

Less distributions from:
Net investment income	(0.45)	(0.53)	(0.07)

Total distributions	(0.45)	(0.53)	(0.07)

Net asset value, end of period	$50.96	$50.57	$50.02

Total return	1.66%	2.16%	0.07%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$35,669	$27,815	$10,005
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.88%	1.05%	1.11%
Portfolio turnover rate[f]	1%	0%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 2014 S&P AMT-Free Municipal Series

	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.61	$50.02	$50.03

Income from investment operations:
Net investment income[b]	0.53	0.68	0.15
Net realized and unrealized gain (loss)[c]	1.05	0.59	(0.06)

Total from investment operations	1.58	1.27	0.09

Less distributions from:
Net investment income	(0.57)	(0.68)	(0.10)

Total distributions	(0.57)	(0.68)	(0.10)

Net asset value, end of period	$51.62	$50.61	$50.02

Total return	3.14%	2.55%	0.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$38,717	$25,305	$5,002
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.04%	1.34%	1.33%
Portfolio turnover rate[f]	1%	0%[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 2015 S&P AMT-Free Municipal Series

	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$51.28	$50.63	$50.49

Income from investment operations:
Net investment income[b]	0.78	0.89	0.21
Net realized and unrealized gain[c]	1.85	0.63	0.06

Total from investment operations	2.63	1.52	0.27

Less distributions from:
Net investment income	(0.79)	(0.87)	(0.13)

Total distributions	(0.79)	(0.87)	(0.13)

Net asset value, end of period	$53.12	$51.28	$50.63

Total return	5.15%	3.02%	0.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$37,181	$23,075	$5,063
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.48%	1.74%	1.84%
Portfolio turnover rate[f]	0%[g]	0%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 2016 S&P AMT-Free Municipal Series

	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.55	$49.72	$49.66

Income from investment operations:
Net investment income[b]	0.98	1.11	0.26
Net realized and unrealized gain (loss)[c]	2.65	0.83	(0.04)

Total from investment operations	3.63	1.94	0.22

Less distributions from:
Net investment income	(0.99)	(1.11)	(0.16)

Total distributions	(0.99)	(1.11)	(0.16)

Net asset value, end of period	$53.19	$50.55	$49.72

Total return	7.23%	3.91%	0.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$34,573	$17,694	$4,972
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.87%	2.17%	2.25%
Portfolio turnover rate[f]	1%	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 2017 S&P AMT-Free Municipal Series

	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$51.10	$50.34	$50.13

Income from investment operations:
Net investment income[b]	1.11	1.28	0.30
Net realized and unrealized gain[c]	3.56	0.69	0.09

Total from investment operations	4.67	1.97	0.39

Less distributions from:
Net investment income	(1.13)	(1.21)	(0.18)

Total distributions	(1.13)	(1.21)	(0.18)

Net asset value, end of period	$54.64	$51.10	$50.34

Total return	9.22%	3.91%	0.78%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$43,711	$22,996	$5,034
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.06%	2.48%	2.57%
Portfolio turnover rate[f]	4%	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Municipal Series	Diversification Classification
2012 S&P AMT-Free	Non-diversified
2013 S&P AMT-Free	Non-diversified
2014 S&P AMT-Free	Non-diversified
2015 S&P AMT-Free	Non-diversified
2016 S&P AMT-Free	Non-diversified
2017 S&P AMT-Free	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Municipal Series and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

2012 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$27,422,483	$—	$27,422,483
Short-Term Investments	142,930	—	—	142,930

	$142,930	$27,422,483	$—	$27,565,413

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Municipal Series and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

2013 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$35,112,793	$—	$35,112,793
Short-Term Investments	155,437	—	—	155,437

	$155,437	$35,112,793	$—	$35,268,230

2014 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$37,948,728	$—	$37,948,728
Short-Term Investments	376,986	—	—	376,986

	$376,986	$37,948,728	$—	$38,325,714

2015 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$36,598,884	$—	$36,598,884
Short-Term Investments	205,786	—	—	205,786

	$205,786	$36,598,884	$—	$36,804,670

2016 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$34,039,150	$—	$34,039,150
Short-Term Investments	211,133	—	—	211,133

	$211,133	$34,039,150	$—	$34,250,283

2017 S&P AMT-Free
Assets:
Municipal Bonds & Notes	$—	$43,022,797	$—	$43,022,797
Short-Term Investments	295,724	—	—	295,724

	$295,724	$43,022,797	$—	$43,318,521

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.30% based on the average daily net assets of each Fund.

BFA has voluntarily waived a portion of its investment advisory fee for the iShares 2012 S&P AMT-Free Municipal Series in the amount of $162.

At the Special Meeting of the Board of Trustees held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

86	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2012 were as follows:

iShares Municipal Series	Purchases	Sales
2012 S&P AMT-Free	$1,938,724	$105,393
2013 S&P AMT-Free	7,880,139	246,152
2014 S&P AMT-Free	8,963,248	383,865
2015 S&P AMT-Free	8,973,685	106,046
2016 S&P AMT-Free	11,666,526	344,940
2017 S&P AMT-Free	15,241,983	636,210

In-kind transactions (see Note 4) for the year ended March 31, 2012 were as follows:

iShares Municipal Series	In-kind Purchases	In-kind Sales
2012 S&P AMT-Free	$1,771,404	$4,942,733
2013 S&P AMT-Free	3,515,111	2,516,218
2014 S&P AMT-Free	7,234,801	2,530,098
2015 S&P AMT-Free	4,705,054	—
2016 S&P AMT-Free	4,676,462	—
2017 S&P AMT-Free	4,544,043	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

March 31, 2012, attributable to the use of equalization, amortization methods on fixed income securities, and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Municipal Series	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
2012 S&P AMT-Free	$12,339	$2,301	$(14,640)
2013 S&P AMT-Free	23,629	6	(23,635)
2014 S&P AMT-Free	60,745	3	(60,748)
2016 S&P AMT-Free	1,398	1	(1,399)
2017 S&P AMT-Free	—	2	(2)

The tax character of distributions paid during the years ended March 31, 2012 and March 31, 2011 was as follows:

iShares Municipal Series	2012	2011
2012 S&P AMT-Free
Tax-exempt income	$150,255	$109,696

2013 S&P AMT-Free
Tax-exempt income	$289,772	$159,147

2014 S&P AMT-Free
Ordinary income	$16	$—
Tax-exempt income	331,892	253,711

	$331,908	$253,711

2015 S&P AMT-Free
Tax-exempt income	$440,715	$284,244

2016 S&P AMT-Free
Ordinary income	$240	$—
Tax-exempt income	444,727	278,200

	$444,967	$278,200

2017 S&P AMT-Free
Tax-exempt income	$644,774	$407,006

88	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Municipal Series	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses)[a]	Total
2012 S&P AMT-Free	$—	$10,396	$—	$(338)	$42,120	$52,178
2013 S&P AMT-Free	—	21,356	—	—	308,082	329,438
2014 S&P AMT-Free	392	24,454	—	—	516,117	540,963
2015 S&P AMT-Free	—	35,582	2,838	—	1,030,744	1,069,164
2016 S&P AMT-Free	—	38,047	1,633	—	1,132,310	1,171,990
2017 S&P AMT-Free	6,624	57,289	2,329	—	1,598,574	1,664,816

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to amortization methods for premiums and discounts on fixed income securities.

As of March 31, 2012, the iShares 2012 S&P AMT-Free Municipal Series had a capital loss carryforward expiring in 2019 in the amount of $338 available to offset future realized capital gains.

As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Municipal Series	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2012 S&P AMT-Free	$27,523,293	$42,127	$(7)	$42,120
2013 S&P AMT-Free	34,960,148	316,869	(8,787)	308,082
2014 S&P AMT-Free	37,809,597	549,961	(33,844)	516,117
2015 S&P AMT-Free	35,773,926	1,036,046	(5,302)	1,030,744
2016 S&P AMT-Free	33,117,973	1,146,528	(14,218)	1,132,310
2017 S&P AMT-Free	41,719,947	1,662,720	(64,146)	1,598,574

Management has reviewed the tax positions as of March 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

6.	PLANNED FUND LIQUIDATION

The iShares 2012 S&P AMT-Free Municipal Series will be liquidating on or about August 31, 2012, following the termination of its benchmark index, the S&P AMT-Free Municipal Series 2012 Index, on or about the same date.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

90	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares 2012 S&P AMT-Free Municipal Series, iShares 2013 S&P AMT-Free Municipal Series, iShares 2014 S&P AMT-Free Municipal Series, iShares 2015 S&P AMT-Free Municipal Series, iShares 2016 S&P AMT-Free Municipal Series and iShares 2017 S&P AMT-Free Municipal Series (the “Funds”), at March 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	91

Tax Information (Unaudited)

iSHARES® TRUST

Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2012:

iShares Municipal Series	Exempt- Interest Dividends
2012 S&P AMT-Free	100.00%
2013 S&P AMT-Free	100.00
2014 S&P AMT-Free	100.00
2015 S&P AMT-Free	100.00
2016 S&P AMT-Free	99.95
2017 S&P AMT-Free	100.00

92	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Municipal Series	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
2013 S&P AMT-Free	$0.44823	$—	$0.00037	$0.44860	100%	—%	0%[a]		100%
2014 S&P AMT-Free	0.56806	—	0.00247	0.57053	100	—	0	[a]	100
2015 S&P AMT-Free	0.78197	—	0.00517	0.78714	99	—	1		100
2016 S&P AMT-Free	0.98226	—	0.00536	0.98762	99	—	1		100
2017 S&P AMT-Free	1.12688	—	0.00546	1.13234	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	93

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares 2012 S&P AMT-Free Municipal Series

Period Covered: April 1, 2010 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	0.79%
Greater than 0.5% and Less than 1.0%	96	19.01
Between 0.5% and –0.5%	362	71.69
Less than –0.5% and Greater than –1.0%	14	2.77
Less than –1.0% and Greater than –1.5%	26	5.15
Less than –1.5% and Greater than –2.0%	3	0.59

	505	100.00%

iShares 2013 S&P AMT-Free Municipal Series

Period Covered: April 1, 2010 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	0.40%
Greater than 2.0% and Less than 2.5%	3	0.59
Greater than 1.5% and Less than 2.0%	11	2.18
Greater than 1.0% and Less than 1.5%	41	8.12
Greater than 0.5% and Less than 1.0%	100	19.80
Between 0.5% and –0.5%	334	66.14
Less than –0.5% and Greater than –1.0%	14	2.77

	505	100.00%

94	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares 2014 S&P AMT-Free Municipal Series

Period Covered: April 1, 2010 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.20%
Greater than 3.5% and Less than 4.0%	1	0.20
Greater than 3.0% and Less than 3.5%	2	0.40
Greater than 2.5% and Less than 3.0%	2	0.40
Greater than 2.0% and Less than 2.5%	2	0.40
Greater than 1.5% and Less than 2.0%	1	0.20
Greater than 1.0% and Less than 1.5%	31	6.14
Greater than 0.5% and Less than 1.0%	117	23.15
Between 0.5% and –0.5%	308	60.99
Less than –0.5% and Greater than –1.0%	36	7.13
Less than –1.0% and Greater than –1.5%	4	0.79

	505	100.00%

iShares 2015 S&P AMT-Free Municipal Series

Period Covered: April 1, 2010 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.20%
Greater than 2.0% and Less than 2.5%	2	0.40
Greater than 1.5% and Less than 2.0%	2	0.40
Greater than 1.0% and Less than 1.5%	23	4.55
Greater than 0.5% and Less than 1.0%	155	30.69
Between 0.5% and –0.5%	300	59.41
Less than –0.5% and Greater than –1.0%	19	3.76
Less than –1.0% and Greater than –1.5%	3	0.59

	505	100.00%

SUPPLEMENTAL INFORMATION	95

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares 2016 S&P AMT-Free Municipal Series

Period Covered: April 1, 2010 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.20%
Greater than 1.5% and Less than 2.0%	5	0.99
Greater than 1.0% and Less than 1.5%	28	5.54
Greater than 0.5% and Less than 1.0%	100	19.80
Between 0.5% and –0.5%	308	60.99
Less than –0.5% and Greater than –1.0%	51	10.10
Less than –1.0% and Greater than –1.5%	12	2.38

	505	100.00%

iShares 2017 S&P AMT-Free Municipal Series

Period Covered: April 1, 2010 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.20%
Greater than 3.5% and Less than 4.0%	3	0.59
Greater than 3.0% and Less than 3.5%	1	0.20
Greater than 2.5% and Less than 3.0%	1	0.20
Greater than 2.0% and Less than 2.5%	3	0.59
Greater than 1.5% and Less than 2.0%	5	0.99
Greater than 1.0% and Less than 1.5%	28	5.54
Greater than 0.5% and Less than 1.0%	129	25.54
Between 0.5% and –0.5%	273	54.07
Less than –0.5% and Greater than –1.0%	33	6.53
Less than –1.0% and Greater than –1.5%	27	5.35
Less than –1.5% and Greater than –2.0%	1	0.20

	505	100.00%

96	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (46)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock, Inc. (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005- 2009); Chief Operating Officer of the Intermediary Investor and Exchange- Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	97

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001- 2011); Broadway Producer (2006- 2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2012); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and member (since 2011) of the Investment Committee, WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (68)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (50)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

98	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (47)	Trustee (since 2011).	Gregor G. Peterson Professor of Accounting and Senior Associate Dean for Academic Affairs, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

TRUSTEE AND OFFICER INFORMATION	99

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (59)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange- Traded Funds Complex (2007-2012), Associate General Counsel, BGI (2004-2009).

Matt Tucker (39)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

100	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	101

Notes:

102	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-38-0312

March 31, 2012

2012 Annual Report

iShares Trust

iShares S&P India Nifty 50 Index Fund  |  INDY  |  NASDAQ

Management’s Discussion of Fund Performance

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 3/31/12			Inception to 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(20.15)%	(20.51)%	(19.55)%	(1.87)%	(1.76)%	(1.06)%	(4.37)%	(4.12)%	(2.50)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (11/18/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/20/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Sector	Percentage of Net Assets
Financial	26.31%
Consumer Non-Cyclical	14.42
Technology	14.26
Energy	13.41
Consumer Cyclical	8.77
Industrial	8.37
Basic Materials	6.15
Utilities	5.35
Communications	2.86
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
Infosys Ltd.	8.47%
Reliance Industries Ltd.	7.78
ITC Ltd.	7.56
ICICI Bank Ltd.	6.35
Housing Development Finance Corp. Ltd.	6.08
HDFC Bank Ltd.	5.83
Larsen & Toubro Ltd.	4.36
Tata Consultancy Services Ltd.	3.64
State Bank of India	3.38
Tata Motors Ltd.	2.96

TOTAL	56.41%

The iShares S&P India Nifty 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P CNX Nifty IndexTM (the “Index”). The Index measures the equity performance of the top 50 companies by market capitalization whose equity securities trade in the Indian securities markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (20.15)%, net of fees, while the total return for the Index was (19.55)%.

Global stocks posted fractionally positive returns for the reporting period, but the relatively flat overall return masked considerable volatility. Global equity markets declined broadly throughout much of the first half of the reporting period as a slowdown in economic activity in many regions of the world sparked concerns about a global recession. In addition, a worsening sovereign debt crisis in Europe and fiscal challenges in the U.S. put further downward pressure on stock markets worldwide. After bottoming in early October 2011, however, global stocks reversed course, advancing steadily over the last half of the reporting period and retracing the entire decline from the first six months. The recovery in global equity markets was driven in part by signs of improving economic conditions, which extinguished fears of a worldwide recession. Furthermore, promising developments in Europe — including liquidity injections from the European Central Bank and progress toward a debt restructuring in Greece — generated increased confidence that the sovereign debt crisis would reach a positive conclusion.

In contrast to the broad global equity markets, stocks in India (as represented by the Index) posted double-digit declines for the reporting period. The slide in Indian stocks resulted primarily from a slowdown in the pace of economic growth; India’s economy grew by 8.3% in 2010, but that growth rate fell to 6.1% in 2011 — its lowest growth rate in three years. The weaker economic climate was evident in consumer spending, which fell to a six-year low in 2011, and less robust levels of industrial production, which rose by 4.1% for the reporting period, down from 9.4% for the prior 12 months.

One factor restraining economic activity in India was a more restrictive interest rate policy from the Reserve Bank of India (“RBI”), the country’s central bank. Between March 2010 and October 2011, the RBI raised its benchmark interest rate 13 times, from 4.25% to 8.50%. The RBI’s goal was to lower the inflation rate, which rose as high as 16% in early 2010, but fell to 8.8% by the end of the reporting period. Although the RBI’s benchmark rate remained at 8.5% at the end of the reporting period, the central bank lowered the rate to 8% in early April 2012.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

In this environment, Indian stocks fell sharply from the beginning of the reporting period through December 2011, reflecting the broad economic slowdown in the country. From peak to trough, the Index fell by more than 35% overall. However, as 2012 began, the Indian stock market began a rebound that lasted through late February as signs of better economic growth elsewhere in the world boosted confidence that India’s economy would follow suit. After recovering in January and February, the Index fell back in March amid renewed concerns about India’s economic growth prospects.

The decline in Indian stocks was exacerbated by currency weakness. The Indian rupee fell by more than 12% versus the U.S. dollar for the reporting period as improving economic conditions in the U.S. provided a lift to the U.S. dollar.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Shareholder Expenses (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/11 to 3/31/12)
Actual	$1,000.00	$1,026.10	0.91%	$4.61
Hypothetical (5% return before expenses)	1,000.00	1,020.50	0.91	4.60

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.90%

AGRICULTURE — 7.56%
ITC Ltd.	5,953,744	$26,444,250

		26,444,250
AUTO MANUFACTURERS — 6.10%
Mahindra & Mahindra Ltd.	510,304	6,994,516
Maruti Suzuki (India) Ltd.	151,256	3,998,654
Tata Motors Ltd.	1,923,408	10,363,474

		21,356,644
BANKS — 18.73%
Axis Bank Ltd.	291,856	6,548,407
HDFC Bank Ltd.	2,005,400	20,407,305
ICICI Bank Ltd.	1,276,352	22,241,530
Kotak Mahindra Bank Ltd.	423,576	4,521,820
Punjab National Bank Ltd.	200	3,621
State Bank of India	288,008	11,818,843

		65,541,526
BUILDING MATERIALS — 1.69%
ACC Ltd.	110,704	2,946,003
Ambuja Cements Ltd.	879,416	2,964,381
Grasim Industries Ltd.	200	10,285

		5,920,669
COAL — 1.36%
Coal India Ltd.	708,328	4,768,406

		4,768,406
COMPUTERS — 13.52%
Infosys Ltd.	528,360	29,645,459
Tata Consultancy Services Ltd.	557,664	12,759,082
Wipro Ltd.	568,616	4,898,657

		47,303,198
DIVERSIFIED FINANCIAL SERVICES — 6.08%
Housing Development Finance Corp. Ltd.	1,614,976	21,285,374

		21,285,374
ELECTRIC — 4.27%
NTPC Ltd.	1,458,984	4,648,129
Power Grid Corp. of India Ltd.	1,644,872	3,482,292
Reliance Infrastructure Ltd.	152,144	1,748,979
Reliance Power Ltd.[a]	615,384	1,411,221
Tata Power Co. Ltd.	1,839,936	3,635,931

		14,926,552

Security	Shares	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 1.73%
Bharat Heavy Electricals Ltd.	901,024	$4,535,545
Siemens Ltd.	103,008	1,531,459

		6,067,004
ENGINEERING & CONSTRUCTION — 4.95%
Jaiprakash Associates Ltd.	1,295,296	2,071,561
Larsen & Toubro Ltd.	594,960	15,245,231

		17,316,792
GAS — 1.09%
GAIL (India) Ltd.	515,632	3,797,720

		3,797,720
HOLDING COMPANIES — DIVERSIFIED — 1.03%
Infrastructure Development Finance Co. Ltd.	1,365,152	3,607,625

		3,607,625
HOUSEHOLD PRODUCTS & WARES — 2.65%
Hindustan Unilever Ltd.	1,154,104	9,263,783

		9,263,783
IRON & STEEL — 3.65%
Jindal Steel & Power Ltd.	428,904	4,577,019
Steel Authority of India Ltd.	697,080	1,286,087
Tata Steel Ltd.	750,064	6,926,548

		12,789,654
LEISURE TIME — 2.67%
Bajaj Auto Ltd.	151,256	4,970,707
Hero Motocorp Ltd.	108,632	4,370,479

		9,341,186
MINING — 2.49%
Hindalco Industries Ltd.	1,432,048	3,627,425
Sesa Goa Ltd.	445,776	1,698,984
Sterlite Industries (India) Ltd.	1,564,952	3,401,936

		8,728,345
OIL & GAS — 12.04%
Bharat Petroleum Corp. Ltd.	151,256	2,073,349
Cairn (India) Ltd.[a]	410,848	2,685,370
Oil & Natural Gas Corp. Ltd.	1,937,024	10,175,206
Reliance Industries Ltd.	1,852,368	27,217,136

		42,151,061

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

March 31, 2012

Security	Shares	Value

PHARMACEUTICALS — 4.21%
Cipla Ltd.	583,120	$3,482,625
Dr. Reddy’s Laboratories Ltd.	141,784	4,897,980
Ranbaxy Laboratories Ltd.	179,080	1,645,496
Sun Pharmaceuticals Industries Ltd.	422,984	4,719,188

		14,745,289
REAL ESTATE — 0.47%
DLF Ltd.	416,768	1,645,942

		1,645,942
SOFTWARE — 0.75%
HCL Technologies Ltd.	276,464	2,615,273

		2,615,273
TELECOMMUNICATIONS — 2.86%
Bharti Airtel Ltd.	1,322,528	8,747,817
Reliance Communications Ltd.	764,864	1,258,429

		10,006,246

TOTAL COMMON STOCKS
(Cost: $359,031,025)		349,622,539

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	287,854	287,854

		287,854

TOTAL SHORT-TERM INVESTMENTS
(Cost: $287,854)		287,854

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $359,318,879)		349,910,393
Other Assets, Less Liabilities — 0.02%		75,102

NET ASSETS — 100.00%		$349,985,495

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

March 31, 2012

ASSETS
Investments, at cost:
Unaffiliated	$359,031,025
Affiliated (Note 2)	287,854

Total cost of investments	$359,318,879

Investments in securities, at fair value (Note 1):
Unaffiliated	$349,622,539
Affiliated (Note 2)	287,854

Total fair value of investments	349,910,393
Foreign currency, at value[a]	241,709
Receivables:
Dividends and interest	67,039
Capital shares sold	24,518

Total Assets	350,243,659

LIABILITIES
Payables:
Investment advisory fees (Note 2)	258,164

Total Liabilities	258,164

NET ASSETS	$349,985,495

Net assets consist of:
Paid-in capital	$381,067,678
Distributions in excess of net investment income	(277,376)
Accumulated net realized loss	(21,394,282)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(9,410,525)

NET ASSETS	$349,985,495

Shares outstanding[b]	14,800,000

Net asset value per share	$23.65

[a]	Cost of foreign currency: $241,709.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	11

Consolidated Statement of Operations

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

Year ended March 31, 2012

NET INVESTMENT INCOME
Dividends — unaffiliated	$3,291,844
Interest — affiliated (Note 2)	56

Total investment income	3,291,900

EXPENSES
Investment advisory fees (Note 2)	2,095,355
Mauritius income taxes (Note 1)	78,755

Total expenses	2,174,110

Net investment income	1,117,790

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(19,702,114)
Foreign currency transactions	(441,846)

Net realized loss	(20,143,960)

Net change in unrealized appreciation/depreciation on:
Investments	(23,237,373)
Translation of assets and liabilities in foreign currencies	784

Net change in unrealized appreciation/depreciation	(23,236,589)

Net realized and unrealized loss	(43,380,549)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(42,262,759)

See notes to consolidated financial statements.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,117,790	$148,377
Net realized loss	(20,143,960)	(1,785,809)
Net change in unrealized appreciation/depreciation	(23,236,589)	11,175,885

Net increase (decrease) in net assets resulting from operations	(42,262,759)	9,538,453

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(852,900)	(98,244)
Return of capital	(236,105)	(201,368)

Total distributions to shareholders	(1,089,005)	(299,612)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	243,664,568	161,479,950
Cost of shares redeemed	(55,759,554)	(6,472,313)

Net increase in net assets from capital share transactions	187,905,014	155,007,637

INCREASE IN NET ASSETS	144,553,250	164,246,478

NET ASSETS
Beginning of year	205,432,245	41,185,767

End of year	$349,985,495	$205,432,245

Distributions in excess of net investment income included in net assets at end of year	$(277,376)	$(100,667)

SHARES ISSUED AND REDEEMED
Shares sold	10,200,000	5,600,000
Shares redeemed	(2,300,000)	(250,000)

Net increase in shares outstanding	7,900,000	5,350,000

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	13

Consolidated Financial Highlights

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

(For a share outstanding throughout each period)

	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Nov. 18, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$29.77	$26.57	$24.97

Income from investment operations:
Net investment income (loss)[b]	0.12	0.04	(0.04)
Net realized and unrealized gain (loss)[c]	(6.11)	3.28	1.64

Total from investment operations	(5.99)	3.32	1.60

Less distributions from:
Net investment income	(0.10)	(0.04)	—
Return of capital	(0.03)	(0.08)	—

Total distributions	(0.13)	(0.12)	—

Net asset value, end of period	$23.65	$29.77	$26.57

Total return	(20.15)%	12.56%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$349,985	$205,432	$41,186
Ratio of expenses to average net assets[e]	0.92%	0.91%	0.89%
Ratio of net investment income (loss) to average net assets[e]	0.47%	0.13%	(0.49)%
Portfolio turnover rate[f]	28%	13%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the years ended March 31, 2012 and March 31, 2011, and the period ended March 31, 2010 would have been 6%, 7% and 1%, respectively. See Note 4.

See notes to consolidated financial statements.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares Index Fund	Diversification Classification
S&P India Nifty 50	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of the Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Fund’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

As of March 31, 2012, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its Consolidated Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2012 are reflected in dividends

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of March 31, 2012, if any, are disclosed in the Fund’s Consolidated Statement of Assets and Liabilities.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of foreign tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the Consolidated Statement of Operations. Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

Proposed amendments to the income tax law and indirect taxes regime in India, recently passed by the Indian Parliament, have introduced new rules and rule clarifications that, if enacted, could result in broader discretionary powers being given to the Indian Revenue Authorities to investigate and seek to tax capital gains derived by non-Indian residents from the direct and/or indirect sale of Indian shares.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s consolidated financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89% based on the average daily net assets of the Fund (including the assets invested in the Subsidiary).

At the Special Meeting of the Board of Trustees held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for the Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Consolidated Statement of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2012, aggregated $254,373,333 and $66,978,405, respectively. There were no in-kind transactions for the year ended March 31, 2012.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2012, attributable to foreign currency transactions were reclassified to the following accounts:

Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$(441,599)	$441,599

The tax character of distributions paid during the years ended March 31, 2012 and March 31, 2011 was as follows:

	2012	2011
Ordinary income	$852,900	$98,244
Return of Capital	236,105	201,368

	$1,089,005	$299,612

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Notes to Consolidated Financial Statements (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

As of March 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
$ —	$(1,637,362)	$(29,182,505)	$(262,316)	$(31,082,183)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Fund have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2013.

As of March 31, 2012, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2019	Total
$1,587,673	$49,689	$1,637,362

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2012, the cost of investments for federal income tax purposes was $379,090,859. Net unrealized depreciation was $29,180,466, of which $14,083,680 represented gross unrealized appreciation on securities and $43,264,146 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of March 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s consolidated financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of the iShares S&P India Nifty 50 Index Fund and its subsidiary (collectively, the “Fund”), at March 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements and consolidated financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	21

Tax Information (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

For the fiscal year ended March 31, 2012, the Fund earned foreign source income of $3,291,844 which it intends to pass through to its shareholders pursuant to section 853 of the Internal Revenue Code (the “Code”).

Under section 854 (b)(2) of the Code, the Fund hereby designates the maximum amount of $852,900 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2012.

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund included in this report. The information shown for the Fund is each full calendar quarter completed after the inception date of the Fund through the date of the most recent calendar quarter-end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: January 1, 2010 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	2	0.35%
Greater than 3.0% and Less than 3.5%	1	0.18
Greater than 2.5% and Less than 3.0%	2	0.35
Greater than 2.0% and Less than 2.5%	15	2.65
Greater than 1.5% and Less than 2.0%	31	5.48
Greater than 1.0% and Less than 1.5%	69	12.19
Greater than 0.5% and Less than 1.0%	131	23.14
Between 0.5% and –0.5%	205	36.23
Less than –0.5% and Greater than –1.0%	50	8.83
Less than –1.0% and Greater than –1.5%	30	5.30
Less than –1.5% and Greater than –2.0%	14	2.47
Less than –2.0% and Greater than –2.5%	6	1.06
Less than –2.5% and Greater than –3.0%	2	0.35
Less than –3.0% and Greater than –3.5%	3	0.53
Less than –3.5% and Greater than –4.0%	4	0.71
Less than –4.0%	1	0.18

	566	100.00%

SUPPLEMENTAL INFORMATION	23

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (46)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock, Inc. (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005- 2009); Chief Operating Officer of the Intermediary Investor and Exchange- Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001- 2011); Broadway Producer (2006- 2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2012); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and member (since 2011) of the Investment Committee, WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (68)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (50)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	25

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (47)	Trustee (since 2011).	Gregor G. Peterson Professor of Accounting and Senior Associate Dean for Academic Affairs, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (59)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange- Traded Funds Complex (2007-2012), Associate General Counsel, BGI (2004-2009).

Matt Tucker (39)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

TRUSTEE AND OFFICER INFORMATION	27

Notes:

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	29

Notes:

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-37-0312

March 31, 2012

2012 Annual Report

iShares Trust

iShares S&P International Preferred Stock Index Fund  |  IPFF  |  NYSE Arca

iShares S&P U.S. Preferred Stock Index Fund  |  PFF  |  NYSE Arca

iShares Nasdaq Biotechnology Index Fund  |  IBB  |  NASDAQ

Management’s Discussion of Fund Performance

iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND

Performance as of March 31, 2012

Cumulative Total Returns
Inception to 3/31/12
NAV	MARKET	INDEX
5.30%	5.95%	5.53%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 11/15/11.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/17/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

For the fiscal period ended 3/31/2012, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector	Percentage of Net Assets

Financial	78.61%
Energy	11.70
Communications	4.05
Utilities	1.91
Industrial	1.32
Consumer Cyclical	0.81
Short-Term and Other Net Assets	1.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Swedbank AB (Sweden), 10.42%	4.38%
TransCanada Corp. Series 1 (Canada), 4.60%	3.20
Manulife Financial Corp. Series 4 (Canada), 6.60%	2.74
Enbridge Inc. (Canada), 4.00%	2.64
Toronto-Dominion Bank (The) Series O (Canada), 4.85%	2.58
Bank of Montreal Series 23 (Canada), 5.40%	2.47
Toronto-Dominion Bank (The) Series AK (Canada), 6.25%	2.18
Bank of Montreal Series 13 (Canada), 4.50%	2.07
Bank of Nova Scotia Series 16 (Canada), 5.25%	2.05
TransCanada Corp. Series 3 (Canada), 4.00%	2.05

TOTAL	26.36%

The iShares S&P International Preferred Stock Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P International Preferred Stock Index™ (the “Index”). The Index measures the performance of a select group of preferred stocks from non-U.S. developed market issuers and traded in non-U.S. developed market venues as defined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from November 15, 2011 (inception date of the Fund) through March 31, 2012 (the “reporting period”), the total return for the Fund was 5.30%, net of fees, while the total return for the Index was 5.53%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND

The Fund’s inception came at a time of investor uncertainty and market volatility. For much of the reporting period, the European sovereign debt crisis, which had been an ongoing concern, heightened as a restructuring of debt for Greece and a bailout package for Portugal sparked concerns about the overall impact to the European banking system. The effect of the European debt crisis spread to emerging markets, particularly China, which experienced a decrease in economic activity due largely to a decline in export demand. A slowdown in U.S. economic activity and turmoil in the Middle East and Northern Africa also weighed on investor confidence, creating market volatility and sharp share price declines.

Despite the difficult beginning, stocks reversed course during the reporting period. In February 2012, China eased monetary policy in an effort to spur economic activity. In the U.S., improving economic data calmed fears of recession: persistently high unemployment rates eased somewhat, declining to 8.3% in February 2012, down from a peak of 10.1% in late 2009. The Conference Board’s Consumer Confidence Index, which had dropped to 39.8% in October 2011, climbed above 70% for the first time in a year in February 2012, before pulling back slightly in March to stand at 70.2%. Long-term refinancing operations by the European Central Bank, which provided $1.2 trillion in loans to European banks, eased investor concerns about the debt crisis in Europe. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. By the end of the reporting period, though, rising borrowing costs in Spain and Italy curbed that optimism somewhat.

As concern about global macroeconomic issues subsided, so did volatility. Importantly, performance of stocks began to be driven by their individual underlying fundamentals, rather than moving in lockstep according to economic events.

In this environment, investors appeared more willing to accept the relative risk of equities, helping to drive the stock market upward in the final months of the reporting period. Interest rates remained at historic lows, an environment that favored holders of preferred shares. The 10-year U.S. Treasury bond yield declined, yielding about 2.25% at the end of the reporting period.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.47%	4.71%	5.31%	2.59%	2.61%	2.88%	2.62%	2.65%	2.91%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Inception to 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.47%	4.71%	5.31%	13.65%	13.73%	15.26%	13.88%	14.02%	15.48%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/30/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Sector	Percentage of Net Assets

Financial	89.41%
Consumer Cyclical	3.29
Utilities	2.70
Communications	2.06
Energy	0.85
Basic Materials	0.54
Industrial	0.21
Consumer Non-Cyclical	0.11
Technology	0.11
Short-Term and Other Net Assets	0.72

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

General Motors Co., 4.75%	2.64%
HSBC Holdings PLC, 8.00%	2.51
Barclays Bank PLC Series 5, 8.13%	1.72
Wells Fargo & Co. Series J, 8.00%	1.52
GMAC Capital Trust I Series 2, 8.13%	1.51
Citigroup Capital XIII, 7.88%	1.49
Citigroup Capital XII, 8.50%	1.45
Bank of America Corp. Series H, 8.20%	1.38
HSBC Holdings PLC, 8.13%	1.38
ING Groep NV, 8.50%	1.27

TOTAL	16.87%

The iShares S&P U.S. Preferred Stock Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P U.S. Preferred Stock Index™ (the “Index”). The Index measures the performance of a select group of preferred stocks listed on the New York Stock Exchange (NYSE), NYSE Arca, Inc. (NYSE Arca), NYSE Amex, NASDAQ Global Select Market, NASDAQ Select Market or NASDAQ Capital Market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was 4.47%, net of fees, while the total return for the Index was 5.31%.

U.S. equity markets finished the reporting period with gains, although they endured significant levels of volatility along the way. Stocks began the reporting period on a strong note, as improving economic data and better-than-expected corporate profits apparently outweighed concerns about turmoil in the Middle East and the aftermath of a devastating earthquake and tsunami that had struck Japan in March 2011.

As the reporting period progressed, though, sovereign debt concerns in Europe heightened as a potential restructuring of debt for Greece and a bailout package for Portugal sparked concerns about the overall impact to the European banking system. A slowdown in U.S. economic activity also weighed on investor confidence, creating market volatility and sharp share price declines. The federal debt ceiling debate, followed by an unprecedented credit rating downgrade of U.S. Treasury debt from AAA to AA+ status, caused further investor concern.

Stocks reversed course again in the final months of the reporting period as improving economic data calmed fears of recession in the U.S. Persistently high unemployment rates eased somewhat, declining to 8.3% in February 2012, down from 8.8% at the beginning of the reporting period and a peak of 10.1% in late 2009. The Conference Board’s Consumer Confidence Index, which had dropped to 39.8% in October 2011, climbed above 70% for the first time in a year in February 2012, before pulling back slightly in March to stand at 70.2%. Long-term refinancing operations by the European Central Bank, which provided $1.2 trillion in loans to European banks, eased investor concerns about the debt crisis in Europe. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. By the end of the reporting period, though, rising borrowing costs in Spain and Italy curbed that optimism somewhat.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

As concern about global macroeconomic issues subsided, so did volatility. Importantly, performance of stocks began to be driven by their individual underlying fundamentals, rather than moving in lockstep according to economic events.

In this environment, preferred stocks, as represented by the Index, delivered positive results. Investors appeared more willing to move away from the safety of government bonds and accept the relative risk of equities, helping to drive stock prices upward in the final months of the reporting period. Interest rates remained at historic lows, an environment that favored holders of preferred shares. The 10-year U.S. Treasury bond yield declined, yielding about 2.25% at the end of the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.19%	23.22%	23.08%	10.44%	10.45%	10.52%	4.89%	4.90%	5.18%

Cumulative Total Returns
Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.19%	23.22%	23.08%	64.29%	64.41%	64.89%	61.15%	61.28%	65.76%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Industry	Percentage of Net Assets

Biotechnology	61.87%
Pharmaceuticals	34.38
Health Care — Products	3.49
Commercial Services	0.22
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Alexion Pharmaceuticals Inc.	7.66%
Amgen Inc.	7.18
Regeneron Pharmaceuticals Inc.	6.69
Celgene Corp.	6.30
Gilead Sciences Inc.	5.45
Biogen Idec Inc.	4.92
Teva Pharmaceutical Industries Ltd. SP ADR	4.62
Perrigo Co.	4.01
Vertex Pharmaceuticals Inc.	3.50
Mylan Inc.	2.98

TOTAL	53.31%

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index® (the “Index”). The Index contains securities of NASDAQ® listed companies that are classified according to the Industry Classification Benchmark as either biotechnology or pharmaceuticals which also meet other eligibility criteria determined by The NASDAQ OMX Group, Inc. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was 23.19%, net of fees, while the total return for the Index was 23.08%.

U.S. equity markets finished the reporting period with gains, although they endured significant levels of volatility along the way. Stocks began the period on a strong note, as improving economic data and better-than-expected corporate profits apparently outweighed concerns about turmoil in the Middle East and the aftermath of a devastating earthquake and tsunami that had struck Japan in March 2011.

As the reporting progressed, though, sovereign debt concerns in Europe heightened as a potential restructuring of debt for Greece and a bailout package for Portugal sparked concerns about the overall impact to the European banking system. A slowdown in U.S. economic activity also weighed on investor confidence, creating market volatility and sharp share price declines. The federal debt ceiling debate, followed by an unprecedented credit rating downgrade of U.S. Treasury debt from AAA to AA+ status, caused further investor concern.

Stocks reversed course again in the final months of the reporting period as improving economic data calmed fears of recession in the U.S. Persistently high unemployment rates eased somewhat, declining to 8.3% in February 2012, down from 8.8% at the beginning of the reporting period and a peak of 10.1% in late 2009. The Conference Board’s Consumer Confidence Index, which had dropped to 39.8% in October 2011, climbed above 70% for the first time in a year in February 2012, before pulling back slightly in March to stand at 70.2%. Long-term refinancing operations by the European Central Bank, which provided $1.2 trillion in loans to European banks, eased investor concerns about the debt crisis in Europe. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. By the end of the reporting period, though, rising borrowing costs in Spain and Italy curbed that optimism somewhat.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

As concern about global macroeconomic issues subsided, so did volatility. Importantly, performance of stocks began to be driven by their individual underlying fundamentals, rather than moving in lockstep according to economic events. In this environment, investors appeared more willing to move away from the safety of government bonds and accept the relative risk of equities, helping to drive stock prices upward in the final months of the reporting period.

Biotechnology stocks as a whole delivered solid double-digit gains and outperformed the broader market for the reporting period. Investors’ transition toward defensive growth stocks in general benefited shares of health care stocks, including biotechnology issues. Mergers and acquisitions activity accelerated, as companies sought growth through acquisitions. Increasingly, acquirers were willing to pay significant premiums in order to secure a presence in a given market. Also benefiting the industry, improving economic conditions have meant increased funding for biotechnology companies.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value [a] (10/1/11)	Ending Account Value (3/31/12)	Annualized Expense Ratio	Expenses Paid During Period [b] (10/1/11 to 3/31/12)
S&P International Preferred Stock
Actual	$1,000.00	$1,053.00	0.55%	$2.11
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.55	2.78
S&P U.S. Preferred Stock
Actual	1,000.00	1,121.40	0.48	2.55
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Nasdaq Biotechnology
Actual	1,000.00	1,322.00	0.48	2.79
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43

[a]	The beginning of the period (commencement of operations) is November 15, 2011 for the iShares S&P International Preferred Stock Index Fund.
[b]

Actual expenses for the Funds are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (137 days for the iShares S&P International Preferred Stock Index Fund and 183 days for the iShares S&P U.S. Preferred Stock and iShares Nasdaq Biotechnology Index Funds) and divided by the number of days in the year (366 days). Hypothetical expenses for all the Funds, which are based on a hypothetical half year, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments

iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND

March 31, 2012

Security	Shares	Value

PREFERRED STOCKS — 98.40%

CANADA — 75.38%
Bank of Montreal Series 13, 4.50%	77,034	$1,980,863
Bank of Montreal Series 23, 5.40%[a]	87,616	2,365,181
Bank of Montreal Series 25, 3.90%[a]	62,308	1,605,937
Bank of Nova Scotia Series 14, 4.50%	74,740	1,910,658
Bank of Nova Scotia Series 15, 4.50%	74,296	1,897,077
Bank of Nova Scotia Series 16, 5.25%	74,888	1,966,892
Bank of Nova Scotia Series 28, 6.25%[a]	60,384	1,624,015
Bank of Nova Scotia Series 30, 3.85%[a]	58,386	1,479,731
Bell Aliant Inc. Series C, 4.55%[a]	25,160	641,430
Bell Aliant Inc. Series A, 4.85%[a]	62,604	1,592,269
Brookfield Asset Management Inc., 4.80%[a]	54,390	1,387,708
Brookfield Asset Management Inc. Series 02, 2.10%[a]	50,838	902,362
Brookfield Asset Management Inc. Series 18, 4.75%	41,366	927,936
Brookfield Office Properties Inc. Series R, 5.10%[a]	53,724	1,354,590
Canadian Imperial Bank of Commerce Series 26, 5.75%	54,020	1,401,509
Canadian Imperial Bank of Commerce Series 32, 4.50%	65,638	1,706,214
Canadian Utilities Ltd. Series Y, 4.00%[a]	71,854	1,833,285
Enbridge Inc., 4.00%[a]	100,122	2,534,481
Fairfax Financial Holdings Ltd. Series G, 5.00%[a]	51,800	1,234,555
Husky Energy Inc. Series 1, 4.45%[a]	65,860	1,703,418
Intact Financial Corp. Series 1, 4.20%[a]	54,612	1,393,372
Intact Financial Corp. Series 3, 4.20%[a]	54,168	1,389,632
Manulife Financial Corp., 4.40%[a]	43,142	1,086,050
Manulife Financial Corp. Series 2, 4.65%	72,076	1,699,766
Manulife Financial Corp. Series 3, 4.20%[a]	42,698	1,049,240
Manulife Financial Corp. Series 3, 4.50%	62,160	1,442,906
Manulife Financial Corp. Series 4, 6.60%[a]	97,310	2,623,948
RONA Inc., 5.25%[a]	31,894	772,260
Royal Bank of Canada Series AA, 4.45%	49,728	1,270,254
Royal Bank of Canada Series AB, 4.70%	49,358	1,278,088
Royal Bank of Canada Series AE, 4.50%	41,144	1,053,454
Royal Bank of Canada Series AF, 4.45%	32,856	846,508

Security	Shares	Value

Royal Bank of Canada Series AJ, 5.00%	67,118	$1,747,371
Royal Bank of Canada Series AR, 6.25%[a]	57,942	1,544,424
Royal Bank of Canada Series AV, 6.25%[a]	66,304	1,801,144
Shaw Communications Inc. Series A, 4.50%[a]	65,416	1,653,318
Sun Life Financial Inc., 4.25%[a]	64,750	1,639,077
Sun Life Financial Inc. Series 01, 4.75%	81,622	1,928,973
Sun Life Financial Inc. Series 04, 4.45%	61,420	1,406,677
Sun Life Financial Inc. Series 10R, 3.90%[a]	42,476	1,035,285
Toronto-Dominion Bank (The) Series AK, 6.25%[a]	76,886	2,089,373
Toronto-Dominion Bank (The) Series O, 4.85%	94,350	2,474,274
TransCanada Corp. Series 1, 4.60%[a]	118,844	3,067,863
TransCanada Corp. Series 3, 4.00%[a]	77,404	1,963,271
TransCanada Corp. Series 5, 4.40%[a]	75,998	1,942,057

		72,248,696
SINGAPORE — 2.70%
Frasers Commercial Trust Series A, 5.50%	1,771,616	1,444,233
Oversea Chinese Banking, 4.20%	1,401,000	1,147,676

		2,591,909
SWEDEN — 5.28%
Sagax AB, 0.00%	201,428	868,204
Swedbank AB, 10.42%	272,764	4,192,986

		5,061,190
UNITED KINGDOM — 15.04%
Aviva PLC, 8.38%	548,192	976,600
Aviva PLC, 8.75%	542,420	989,066
Balfour Beatty PLC, 9.68%	619,158	1,261,306
Co-Operative Bank PLC, 9.25%	332,186	660,784
Ecclesiastical Insurance Group PLC, 8.63%	586,968	1,073,813
General Accident PLC, 7.88%	600,732	970,618

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P INTERNATIONAL PREFERRED STOCK INDEX FUND

March 31, 2012

Security	Shares	Value

General Accident PLC, 8.88%	763,310	$1,362,879
National Westminster Bank PLC Series A, 9.00%	745,772	1,236,241
Raven Russia Ltd., 12.00%	801,420	1,667,811
RSA Insurance Group PLC, 7.38%	679,394	1,131,636
Santander UK PLC, 10.38%	736,522	1,147,359
Standard Chartered PLC, 7.38%	530,136	906,317
Standard Chartered PLC, 8.25%	545,824	1,024,706

		14,409,136

TOTAL PREFERRED STOCKS
(Cost: $92,619,382)		94,310,931

SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	517,788	517,788

		517,788

TOTAL SHORT-TERM INVESTMENTS
(Cost: $517,788)		517,788

TOTAL INVESTMENTS IN SECURITIES — 98.94%
(Cost: $93,137,170)		94,828,719
Other Assets, Less Liabilities — 1.06%		1,012,284

NET ASSETS — 100.00%		$95,841,003

[a]	Variable rates shown are as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2012

Security	Shares	Value

PREFERRED STOCKS — 99.28%

AGRICULTURE — 0.11%
CHS Inc., 8.00%[a]	323,279	$9,611,085

		9,611,085
AUTO MANUFACTURERS — 2.92%
Ford Motor Co., 7.50%[a]	883,913	23,892,168
General Motors Co., 4.75%	5,318,296	222,570,688

		246,462,856
AUTO PARTS & EQUIPMENT — 0.27%
Goodyear Tire & Rubber Co. (The), 5.88%	544,533	22,560,002

		22,560,002
BANKS — 51.00%
Ally Financial Inc., 7.25%	1,849,736	41,933,515
Ally Financial Inc., 7.30%[a]	1,164,377	26,233,414
Ally Financial Inc., 7.35%	962,480	22,011,918
Ally Financial Inc., 7.38%	2,313,409	52,283,043
Ally Financial Inc. Series A, 8.50%[b]	1,952,554	42,370,422
BAC Capital Trust I, 7.00%[a]	996,009	24,800,624
BAC Capital Trust II, 7.00%[a]	1,544,706	38,524,968
BAC Capital Trust III, 7.00%	876,584	21,800,644
BAC Capital Trust IV, 5.88%[a]	663,584	15,806,571
BAC Capital Trust V, 6.00%	895,308	21,281,471
BAC Capital Trust VIII, 6.00%[a]	930,229	21,953,404
BAC Capital Trust X, 6.25%[a]	1,545,603	36,862,632
BAC Capital Trust XII, 6.88%	1,503,281	37,116,008
Bank of America Corp., 6.38%	1,165,237	27,348,112
Bank of America Corp., 6.50%	406,465	10,153,496
Bank of America Corp., 6.63%[a]	646,567	16,015,465
Bank of America Corp., 7.25%[a]	1,668,647	42,099,964
Bank of America Corp., 8.63%	3,711,543	95,163,962
Bank of America Corp. Series 4, 4.00%[a,b]	654,954	13,230,071
Bank of America Corp. Series 5, 4.00%[a,b]	802,409	16,208,662
Bank of America Corp. Series D, 6.20%[a]	1,146,043	27,791,543
Bank of America Corp. Series E, 4.00%[a,b]	663,206	13,582,459

Security	Shares	Value

Bank of America Corp. Series H, 3.00%[a,b]	961,754	$18,225,238
Bank of America Corp. Series H, 8.20%	4,544,817	116,756,349
Bank One Capital Trust VI, 7.20%	1,094,216	27,957,219
Barclays Bank PLC, 6.63%[a]	1,553,211	37,183,871
Barclays Bank PLC, 7.10%[a]	3,093,799	76,571,525
Barclays Bank PLC, 7.75%	2,599,090	65,497,068
Barclays Bank PLC Series 5, 8.13%	5,703,625	145,100,220
BB&T Capital Trust V, 8.95%[b]	969,645	25,075,020
BB&T Capital Trust VI, 9.60%[a]	1,227,738	32,289,509
BB&T Capital Trust VII, 8.10%[a]	757,654	19,706,581
BNY Capital V Series F, 5.95%[a]	813,803	20,719,424
Countrywide Capital IV, 6.75%[a]	866,429	20,387,074
Countrywide Capital V, 7.00%	2,662,856	63,562,373
Deutsche Bank Capital Funding Trust VIII, 6.38%	2,063,809	49,283,759
Deutsche Bank Capital Funding Trust IX, 6.63%	2,313,781	56,039,776
Deutsche Bank Capital Funding Trust X, 7.35%	1,597,058	39,878,538
Deutsche Bank Contingent Capital Trust II, 6.55%[a]	1,593,033	38,535,468
Deutsche Bank Contingent Capital Trust III, 7.60%	4,016,018	103,051,022
Deutsche Bank Contingent Capital Trust V, 8.05%[a]	2,569,397	68,962,615
Fifth Third Bancorp. Series G, 8.50%	213,102	30,260,484
Fifth Third Capital Trust V, 7.25%[a,b]	1,737,397	43,921,396
Fifth Third Capital Trust VI, 7.25%[b]	2,416,117	61,031,115
Fleet Capital Trust VIII, 7.20%	935,704	23,289,673
Fleet Capital Trust IX, 6.00%	316,837	7,521,710
GMAC Capital Trust I Series 2, 8.13%[b]	5,517,211	127,502,746
Goldman Sachs Group Inc. (The), 4.00%[a,b]	315,701	6,857,026
Goldman Sachs Group Inc. (The), 6.13%[a]	2,756,300	69,734,390
Goldman Sachs Group Inc. (The), 6.50%	1,218,651	31,234,025
Goldman Sachs Group Inc. (The) Series A, 3.75%[a,b]	1,433,757	27,829,223

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2012

Security	Shares	Value

Goldman Sachs Group Inc. (The) Series B, 6.20%[a]	1,396,530	$34,913,250
Goldman Sachs Group Inc. (The) Series D, 4.00%[a,b]	2,692,115	54,676,856
HSBC Holdings PLC, 6.20%[a]	2,956,416	73,614,758
HSBC Holdings PLC, 8.00%	7,761,227	211,959,109
HSBC Holdings PLC, 8.13%[a]	4,446,227	116,224,374
HSBC USA Inc. Series D, 4.50%[b]	101,907	2,483,474
HSBC USA Inc. Series F, 3.50%[b]	1,437,274	29,061,680
HSBC USA Inc. Series G, 4.00%[a,b]	1,324,859	28,749,440
J.P. Morgan Chase & Co. Series J, 8.63%[a]	2,804,692	76,147,388
J.P. Morgan Chase Capital X, 7.00%[a]	2,257,427	57,451,517
J.P. Morgan Chase Capital XI, 5.88%[a]	2,260,352	56,893,060
J.P. Morgan Chase Capital XII, 6.25%	835,144	21,212,658
J.P. Morgan Chase Capital XIV, 6.20%	1,265,610	32,260,399
J.P. Morgan Chase Capital XVI, 6.35%	1,063,761	26,987,617
J.P. Morgan Chase Capital XIX, 6.63%	1,197,115	30,263,067
J.P. Morgan Chase Capital XXIV, 6.88%	1,456,392	37,167,124
J.P. Morgan Chase Capital XXVI, 8.00%[b]	3,934,186	101,856,076
J.P. Morgan Chase Capital XXVIII, 7.20%[b]	3,332,110	85,035,447
J.P. Morgan Chase Capital XXIX, 6.70%	3,221,380	82,306,259
KeyCorp Capital X, 8.00%	1,372,279	34,993,114
Lloyds Banking Group PLC, 7.75%	1,760,824	46,344,888
M&T Capital Trust IV, 8.50%	978,993	25,600,667
Morgan Stanley Series A, 4.00%[b]	1,713,978	32,051,389
National City Capital Trust III, 6.63%	849,716	21,523,306
PNC Capital Trust D, 6.13%[c]	490,274	12,325,488
PNC Capital Trust E, 7.75%[a,c]	1,410,262	36,977,070
PNC Financial Services Group Inc. (The) Series L, 9.88%[a,b,c]	96,364	2,595,083
Regions Financing Trust III, 8.88%[a]	739,608	18,896,984

Security	Shares	Value

Santander Finance Preferred SA Unipersonal, 6.80%[a]	416,755	$9,960,444
Santander Finance Preferred SA Unipersonal, 10.50%[a]	1,576,092	42,065,895
Santander Finance Preferred SA Unipersonal Series 6, 4.00%[a,b]	540,022	9,574,590
SunTrust Capital IX, 7.88%[a]	2,026,319	51,630,608
U.S. Bancorp, 3.50%[a,b]	1,823,391	40,807,491
U.S. Bancorp Series D, 7.88%	1,010,183	27,133,515
UBS Preferred Funding Trust IV Series D, 0.94%[b]	1,614,418	25,717,679
US Bancorp Series F, 6.50%[b]	400,000	10,876,000
USB Capital XI, 6.60%	2,310,107	58,122,292
USB Capital XII, 6.30%	1,296,241	32,704,160
Wachovia Capital Trust IV, 6.38%	2,415,826	60,661,391
Wachovia Capital Trust IX, 6.38%	1,524,516	38,478,784
Wells Fargo & Co. Series J, 8.00%[a]	4,409,129	128,129,289
Wells Fargo Capital VII, 5.85%[a]	1,042,233	26,389,340
Wells Fargo Capital VIII, 5.63%	348,247	8,855,921
Wells Fargo Capital IX, 5.63%[a]	989,980	24,868,298
Wells Fargo Capital XI, 6.25%	2,011,553	51,053,215
Wells Fargo Capital XII, 7.88%[a]	3,145,553	81,847,289
Zions BanCorp, 9.50%[a]	1,305,382	34,031,309
Zions BanCorp, 11.00%[a,b]	94,561	2,576,787
Zions Capital Trust B, 8.00%	1,110,126	28,874,377

		4,303,467,021
COMPUTERS — 0.11%
Unisys Corp. Series A, 6.25%	155,281	9,579,285

		9,579,285
DIVERSIFIED FINANCIAL SERVICES — 19.43%
Ameriprise Financial Inc., 7.75%	186,544	5,226,963
Capital One Capital II, 7.50%[a]	1,128,336	28,558,184
Citigroup Capital VII, 7.13%	1,673,470	42,204,913
Citigroup Capital VIII, 6.95%	3,080,225	77,005,625
Citigroup Capital IX, 6.00%	2,667,503	63,940,047
Citigroup Capital X, 6.10%	703,730	16,988,042
Citigroup Capital XI, 6.00%	839,230	19,839,397
Citigroup Capital XII, 8.50%[b]	4,782,939	122,443,238
Citigroup Capital XIII, 7.88%[b]	4,633,156	126,021,843
Citigroup Capital XIV, 6.88%	510,939	12,686,615
Citigroup Capital XV, 6.50%	1,154,888	28,387,147
Citigroup Capital XVI, 6.45%[a]	2,453,700	59,624,910

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2012

Security	Shares	Value

Citigroup Capital XIX, 7.25%	987,494	$24,835,474
Citigroup Capital XX, 7.88%	717,013	18,283,832
Credit Suisse (Guernsey) Ltd., 7.90%	3,094,704	80,431,357
General Electric Capital Corp., 5.88%[a]	1,486,020	37,447,704
General Electric Capital Corp., 6.00%	2,098,934	53,291,934
General Electric Capital Corp., 6.05%[a]	1,249,577	31,626,794
General Electric Capital Corp., 6.10%[a]	2,028,839	51,431,069
General Electric Capital Corp., 6.45%	813,381	20,749,349
General Electric Capital Corp., 6.50%[a]	619,824	16,567,896
General Electric Capital Corp., 6.63%[a]	1,850,799	48,176,298
HSBC Finance Corp., 6.36%[a]	1,859,627	46,193,135
MBNA Capital D, 8.13%	512,133	12,900,630
Merrill Lynch Capital Trust I, 6.45%[b]	1,806,826	42,749,503
Merrill Lynch Capital Trust II, 6.45%[b]	1,637,010	38,846,247
Merrill Lynch Capital Trust III, 7.00%	1,299,606	32,191,241
Merrill Lynch Capital Trust III, 7.38%[a]	1,295,375	32,526,866
Merrill Lynch Capital Trust IV, 7.12%	689,627	17,033,787
Merrill Lynch Capital Trust V, 7.28%	1,463,872	36,406,497
Morgan Stanley Capital Trust III, 6.25%	2,557,224	61,782,532
Morgan Stanley Capital Trust IV, 6.25%[a]	1,276,488	30,980,364
Morgan Stanley Capital Trust V, 5.75%[a]	1,007,941	24,069,631
Morgan Stanley Capital Trust VI, 6.60%	2,107,181	52,300,232
Morgan Stanley Capital Trust VII, 6.60%	2,302,278	55,968,378
Morgan Stanley Capital Trust VIII, 6.45%	1,694,850	41,252,649

Security	Shares	Value

RBS Capital Funding Trust V Series E, 5.90%	3,312,296	$45,510,947
RBS Capital Funding Trust VII Series G, 6.08%	4,250,720	58,872,472
SLM Corp., 4.96%[a,b]	432,206	10,048,790
SLM Corp., 6.00%	636,242	13,959,150

		1,639,361,682
ELECTRIC — 2.70%
Alabama Power Co. Series 07-B, 5.88%	466,263	11,651,912
American Electric Power Co. Inc., 8.75%[a]	616,116	16,702,905
Constellation Energy Group Inc., 8.63%	809,592	21,980,423
Dominion Resources Inc., 8.38%	1,147,798	32,574,507
DTE Energy Co., 6.50%	581,009	15,844,115
Entergy Arkansas Inc., 5.75%	404,302	10,960,627
Entergy Louisiana LLC, 5.88%	296,526	8,109,986
Entergy Louisiana LLC, 6.00%[a]	399,718	11,176,115
Entergy Mississippi Inc., 6.00%	189,137	5,288,271
Entergy Texas Inc., 7.88%	101,657	2,841,313
FPL Group Capital Trust I, 5.88%	628,029	16,247,110
Georgia Power Co., 6.38%[a]	361,353	9,398,792
Gulf Power Co., 5.75%	142,883	4,096,456
NextEra Energy Capital Holdings Inc. Series A, 6.60%	631,812	15,978,526
NextEra Energy Capital Holdings Inc. Series E, 7.45%	618,456	16,024,195
NextEra Energy Capital Holdings Inc. Series F, 8.75%	526,977	14,813,323
Xcel Energy Inc., 7.60%	549,431	14,197,297

		227,885,873

HOLDING COMPANIES — DIVERSIFIED — 0.45%
Allied Capital Corp., 6.88%	515,797	12,559,657
Ares Capital Corp., 7.75%	414,795	10,531,645
KKR Financial Holdings LLC, 8.38%	555,811	14,723,433

		37,814,735
HOME BUILDERS — 0.10%
PulteGroup Inc., 7.38%[a]	327,122	8,125,711

		8,125,711
INSURANCE — 12.66%
Aegon NV, 4.00%[b]	312,799	6,834,658

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2012

Security	Shares	Value

Aegon NV, 6.38%	2,101,453	$50,645,017
Aegon NV, 6.50%[a]	1,046,043	24,686,615
Aegon NV, 6.88%[a]	1,166,352	28,517,306
Aegon NV, 7.25%	2,211,370	55,306,364
American Financial Group Inc., 7.00%	243,905	6,385,433
American International Group Inc., 6.45%[b]	1,583,800	37,441,032
American International Group Inc., 7.70%[b]	2,305,144	57,720,806
Assured Guaranty Municipal Holdings Inc., 6.25%[a]	486,247	11,708,828
Aviva PLC, 8.25%[a]	885,718	23,427,241
Axis Capital Holdings Ltd., 7.25%	466,894	11,728,377
Endurance Specialty Holdings Ltd., 7.50%[a]	511,345	13,202,928
Endurance Specialty Holdings Ltd., 7.75%[a]	423,317	11,103,605
Everest Re Capital Trust II Series B, 6.20%	589,785	14,597,179
Hartford Financial Services Group Inc., 7.25%[a]	1,213,604	26,007,534
ING Groep NV, 6.13%[a]	1,482,958	31,839,108
ING Groep NV, 6.20%	1,063,646	22,847,116
ING Groep NV, 6.38%	2,213,439	48,474,314
ING Groep NV, 7.05%	1,694,046	39,589,855
ING Groep NV, 7.20%	2,336,519	55,422,231
ING Groep NV, 7.38%[a]	3,193,683	76,265,150
ING Groep NV, 8.50%	4,226,784	106,937,635
MetLife Inc., 4.00%[a,b]	1,370,549	33,605,861
MetLife Inc., 6.50%	3,611,091	91,396,713
Montpelier Re Holdings Ltd., 8.88%[a]	321,392	8,757,932
PartnerRe Ltd., 6.75%[a]	640,334	16,027,560
PartnerRe Ltd., 7.25%	812,087	21,195,471
Phoenix Companies Inc. (The), 7.45%[a]	548,985	12,143,548
Protective Life Corp., 8.00%[a]	249,890	6,022,349
Prudential Financial Inc., 9.00%	1,669,362	45,156,242
Prudential PLC, 6.50%	597,136	15,077,684
Prudential PLC, 6.75%	584,521	14,934,512
RenaissanceRe Holdings Ltd., 6.08%	483,301	12,072,859
RenaissanceRe Holdings Ltd. Series D, 6.60%	1,251,511	31,362,866

		1,068,441,929

Security	Shares	Value

MEDIA — 0.69%
Comcast Corp., 6.63%	1,188,893	$30,078,993
Comcast Corp. Series B, 7.00%	1,113,935	28,015,465

		58,094,458
MINING — 0.54%
AngloGold Ashanti Holdings Finance PLC, 6.00%[a]	862,902	37,156,560
Molycorp Inc. Series A, 5.50%[a]	117,188	8,403,552

		45,560,112
OIL & GAS — 0.85%
Apache Corp., 6.00%	1,286,310	71,441,657

		71,441,657
REAL ESTATE INVESTMENT TRUSTS — 5.16%
Ashford Hospitality Trust Inc. Series D, 8.45%	492,943	11,953,868
Capstead Mortgage Corp. Series B, 1.26%	1,066,679	15,573,513
CBL & Associates Properties Inc. Series D, 7.38%	960,376	24,009,400
CommonWealth REIT, 7.50%	225,951	5,027,410
CommonWealth REIT Series D, 6.50%	1,243,720	26,565,859
CommonWealth REIT Series E, 7.25%[a]	473,463	11,907,594
Digital Realty Trust Inc., 7.00%	619,807	16,338,113
DuPont Fabros Technology Inc. Series A, 7.88%	392,864	10,167,320
Equity Lifestyle Properties Inc. Series A, 8.03%	365,239	9,295,333
First Potomac Realty Trust Series A, 7.75%	255,455	6,388,930
Health Care REIT Inc. Series I, 6.50%	770,669	40,290,575
Hersha Hospitality Trust Series B, 8.00%	243,425	6,019,900
Hospitality Properties Trust Series C, 7.00%	1,100,693	27,649,408
Kimco Realty Corp. Series G, 7.75%	1,286,243	32,670,572
Kimco Realty Corp. Series H, 6.90%[a]	205,184	5,564,590
NorthStar Realty Finance Corp. Series B, 8.25%[a]	415,596	9,600,268
Pebblebrook Hotel Trust Series A, 7.88%	291,975	7,562,153

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2012

Security	Shares	Value

Public Storage, 6.35%	739,548	$19,945,610
Public Storage, 6.88%[a]	138,911	3,828,387
Public Storage Series M, 6.63%	996,291	24,937,164
Public Storage Series P, 6.50%[a]	120,914	3,293,697
Public Storage Series Q, 6.50%[a]	753,666	20,703,205
Vornado Realty LP, 7.88%	976,770	26,880,710
Vornado Realty Trust, 6.88%[a]	441,538	11,899,449
Wachovia Preferred Funding Corp., 7.25%	1,504,821	38,854,478
Weingarten Realty Investors Series F, 6.50%[a]	739,653	18,513,515

		435,441,021
SAVINGS & LOANS — 0.71%
Citigroup Capital XVII, 6.35%	1,351,744	32,928,484
National City Capital Trust IV, 8.00%	1,066,530	27,153,854

		60,082,338
TELECOMMUNICATIONS — 1.37%
Qwest Corp., 7.38%	1,402,490	36,520,839
Qwest Corp., 7.50%	1,208,865	31,563,465
Telephone & Data Systems Inc., 6.88%	479,967	12,531,938
Telephone & Data Systems Inc., 7.00%[a]	626,675	16,425,152
United States Cellular Corp., 6.95%	713,420	18,605,994

		115,647,388
TRANSPORTATION — 0.21%
Seaspan Corp. Series C, 9.50%	668,599	18,052,173

		18,052,173

TOTAL PREFERRED STOCKS
(Cost: $8,156,515,063)		8,377,629,326

SHORT-TERM INVESTMENTS — 2.60%

MONEY MARKET FUNDS — 2.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	153,883,444	153,883,444
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	11,924,753	11,924,753

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	53,528,609	$53,528,609

		219,336,806

TOTAL SHORT-TERM INVESTMENTS
(Cost: $219,336,806)		219,336,806

TOTAL INVESTMENTS IN SECURITIES — 101.88%
(Cost: $8,375,851,869)		8,596,966,132
Other Assets, Less Liabilities — (1.88)%		(158,471,013)

NET ASSETS — 100.00%		$8,438,495,119

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Variable rates shown are as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.96%

BIOTECHNOLOGY — 61.87%
Acorda Therapeutics Inc.[a]	303,681	$8,062,731
Affymax Inc.[a,b]	328,374	3,855,111
Alexion Pharmaceuticals Inc.[a]	1,514,976	140,680,671
Alnylam Pharmaceuticals Inc.[a,b]	413,212	4,574,257
AMAG Pharmaceuticals Inc.[a]	169,680	2,703,002
Amarin Corp. PLC ADR[a,b]	836,370	9,467,708
Amgen Inc.	1,940,544	131,937,587
Amylin Pharmaceuticals Inc.[a,b]	541,047	13,504,533
Arena Pharmaceuticals Inc.[a,b]	1,112,067	3,414,046
ARIAD Pharmaceuticals Inc.[a,b]	1,217,790	19,423,751
ArQule Inc.[a]	292,521	2,050,572
Astex Pharmaceuticals Inc.[a]	752,843	1,400,288
BioCryst Pharmaceuticals Inc.[a,b]	343,345	1,658,356
Biogen Idec Inc.[a]	718,145	90,464,726
BioSante Pharmaceuticals Inc.[a,b]	894,768	608,442
Celgene Corp.[a]	1,494,598	115,861,237
China Biologic Products Inc.[a,b]	201,660	1,871,405
Cubist Pharmaceuticals Inc.[a,b]	577,042	24,957,066
Curis Inc.[a,b]	588,570	2,836,907
Dendreon Corp.[a,b]	1,196,438	12,748,047
Enzon Pharmaceuticals Inc.[a,b]	486,873	3,330,211
Exelixis Inc.[a,b]	1,534,071	7,946,488
Geron Corp.[a,b]	1,288,663	2,177,840
Gilead Sciences Inc.[a]	2,048,646	100,076,357
GTx Inc.[a,b]	511,704	1,970,060
Halozyme Therapeutics Inc.[a]	888,402	11,336,010
Human Genome Sciences Inc.[a,b]	836,766	6,894,952
Illumina Inc.[a,b]	867,387	45,633,230
ImmunoGen Inc.[a,b]	458,496	6,597,757
Immunomedics Inc.[a,b]	610,367	2,215,632
Incyte Corp.[a,b]	1,139,225	21,987,042
InterMune Inc.[a]	781,107	11,458,840
Lexicon Pharmaceuticals Inc.[a,b]	3,665,576	6,817,971
Life Technologies Corp.[a]	603,079	29,442,317
Ligand Pharmaceuticals Inc. Class Ba,b	170,383	2,717,609
Maxygen Inc.[a]	209,874	1,204,677
Medicines Co. (The)[a]	306,952	6,160,527
Momenta Pharmaceuticals Inc.[a,b]	422,282	6,469,360
Myriad Genetics Inc.[a]	619,501	14,657,394

Security	Shares	Value

Novavax Inc.[a,b]	914,293	$1,152,009
NPS Pharmaceuticals Inc.[a,b]	611,987	4,185,991
Oncothyreon Inc.[a,b]	324,568	1,415,116
Pacific Biosciences of California Inc.[a,b]	426,763	1,459,529
PDL BioPharma Inc.[b]	836,975	5,314,791
Regeneron Pharmaceuticals Inc.[a,b]	1,054,656	122,993,983
Sangamo BioSciences Inc.[a,b]	403,085	1,975,117
Seattle Genetics Inc.[a,b]	858,670	17,499,695
Sequenom Inc.[a,b]	925,009	3,764,787
Sinovac Biotech Ltd.[a]	428,846	874,846
Spectrum Pharmaceuticals Inc.[a,b]	466,787	5,895,520
United Therapeutics Corp.[a]	481,381	22,687,487
Vertex Pharmaceuticals Inc.[a]	1,569,398	64,361,012
Vical Inc.[a,b]	678,247	2,306,040

		1,137,060,640
COMMERCIAL SERVICES — 0.22%
AVEO Pharmaceuticals Inc.[a]	332,559	4,127,057

		4,127,057
HEALTH CARE — PRODUCTS — 3.49%
Affymetrix Inc.[a,b]	493,025	2,105,217
Columbia Laboratories Inc.[a,b]	520,947	369,872
Gen-Probe Inc.[a]	242,347	16,094,264
Genomic Health Inc.[a,b]	242,735	7,430,118
Luminex Corp.[a,b]	331,196	7,733,427
QIAGEN NVa	1,097,596	17,089,570
TECHNE Corp.	189,336	13,272,454

		64,094,922
PHARMACEUTICALS — 34.38%
Achillion Pharmaceuticals Inc.[a,b]	549,796	5,267,046
Akorn Inc.[a,b]	799,620	9,355,554
Alkermes PLC[a,b]	889,282	16,496,181
Ardea Biosciences Inc.[a,b]	285,437	6,211,109
Array BioPharma Inc.[a]	448,587	1,529,682
Auxilium Pharmaceuticals Inc.[a]	367,257	6,819,962
AVANIR Pharmaceuticals Inc. Class Aa,b	1,008,183	3,447,986
AVI BioPharma Inc.[a,b]	1,078,116	1,660,299
BioMarin Pharmaceutical Inc.[a,b]	1,090,292	37,342,501
Cadence Pharmaceuticals Inc.[a,b]	657,764	2,433,727
Cardiome Pharma Corp.[a,b]	517,219	364,639
Cytori Therapeutics Inc.[a,b]	423,329	1,054,089

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2012

Security	Shares	Value

Depomed Inc.[a,b]	379,579	$2,376,165
DURECT Corp.[a,b]	671,109	536,887
Dyax Corp.[a,b]	873,402	1,362,507
Endo Pharmaceuticals Holdings Inc.[a]	443,995	17,195,926
Endocyte Inc.[a,b]	259,363	1,291,628
Grifols SA ADR[a]	1,285,652	9,912,377
Hi-Tech Pharmacal Co. Inc.[a]	105,334	3,784,651
Idenix Pharmaceuticals Inc.[a,b]	773,414	7,571,723
Impax Laboratories Inc.[a,b]	593,904	14,598,160
Ironwood Pharmaceuticals Inc. Class Aa	570,400	7,592,024
Isis Pharmaceuticals Inc.[a,b]	760,090	6,665,989
ISTA Pharmaceuticals Inc.[a,b]	306,486	2,761,439
MannKind Corp.[a,b]	1,496,136	3,695,456
MAP Pharmaceuticals Inc.[a,b]	232,920	3,344,731
Medivation Inc.[a]	285,473	21,330,543
Mylan Inc.[a]	2,334,378	54,741,164
Nektar Therapeutics[a,b]	1,104,893	8,750,753
Neurocrine Biosciences Inc.[a,b]	283,927	2,262,898
Obagi Medical Products Inc.[a]	153,538	2,057,409
Onyx Pharmaceuticals Inc.[a]	687,066	25,888,647
Optimer Pharmaceuticals Inc.[a,b]	357,738	4,972,558
Osiris Therapeutics Inc.[a,b]	269,942	1,382,103
Pain Therapeutics Inc.[a]	280,700	1,007,713
Perrigo Co.[b]	712,833	73,642,777
Progenics Pharmaceuticals Inc.[a]	295,574	2,926,183
QLT Inc.[a,b]	328,907	2,302,349
Questcor Pharmaceuticals Inc.[a,b]	558,570	21,013,403
Rigel Pharmaceuticals Inc.[a]	599,942	4,829,533
Sagent Pharmaceuticals Inc.[a,b]	210,075	3,754,040
Salix Pharmaceuticals Ltd.[a]	510,884	26,821,410
Santarus Inc.[a]	518,791	3,034,927
Savient Pharmaceuticals Inc.[a,b]	525,764	1,146,166
SciClone Pharmaceuticals Inc.[a]	414,090	2,612,908
Shire PLC SP ADR	382,378	36,230,315
SIGA Technologies Inc.[a,b]	431,794	1,450,828
Synta Pharmaceuticals Corp.[a]	473,511	2,059,773
Targacept Inc.[a]	270,813	1,386,563
Teva Pharmaceutical Industries Ltd. SP ADR	1,884,960	84,936,298
Theravance Inc.[a,b]	715,112	13,944,684
Vanda Pharmaceuticals Inc.[a,b]	219,562	1,051,702

Security	Shares	Value

ViroPharma Inc.[a,b]	536,032	$16,118,482
VIVUS Inc.[a]	631,317	14,116,248
Warner Chilcott PLC Class Aa	1,200,808	20,185,582
XenoPort Inc.[a]	282,728	1,272,276

		631,902,673

TOTAL COMMON STOCKS
(Cost: $2,054,955,524)		1,837,185,292

SHORT-TERM INVESTMENTS — 18.19%

MONEY MARKET FUNDS — 18.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	309,311,235	309,311,235
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	23,969,180	23,969,180
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	954,406	954,406

		334,234,821

TOTAL SHORT-TERM INVESTMENTS
(Cost: $334,234,821)		334,234,821

TOTAL INVESTMENTS IN SECURITIES — 118.15%
(Cost: $2,389,190,345)		2,171,420,113
Other Assets, Less Liabilities — (18.15)%		(333,593,172)

NET ASSETS — 100.00%		$1,837,826,941

ADR — American Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2012

	iShares S&P International Preferred Stock Index Fund	iShares S&P U.S. Preferred Stock Index Fund	iShares Nasdaq Biotechnology Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$92,619,382	$8,105,563,026	$2,054,955,524
Affiliated (Note 2)	517,788	270,288,843	334,234,821

Total cost of investments	$93,137,170	$8,375,851,869	$2,389,190,345

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$94,310,931	$8,325,731,685	$1,837,185,292
Affiliated (Note 2)	517,788	271,234,447	334,234,821

Total fair value of investments	94,828,719	8,596,966,132	2,171,420,113
Foreign currencies, at value[b]	716,497	—	—
Receivables:
Due from custodian (Note 4)	469,524	26,806	—
Dividends and interest	668,338	20,797,832	394,616
Capital shares sold	—	1,737,824	24,392

Total Assets	96,683,078	8,619,528,594	2,171,839,121

LIABILITIES
Payables:
Investment securities purchased	798,010	11,840,922	—
Collateral for securities on loan (Note 5)	—	165,808,197	333,280,415
Capital shares redeemed	—	—	17,319
Investment advisory fees (Note 2)	44,065	3,384,356	714,446

Total Liabilities	842,075	181,033,475	334,012,180

NET ASSETS	$95,841,003	$8,438,495,119	$1,837,826,941

Net assets consist of:
Paid-in capital	$93,578,726	$8,266,449,216	$2,326,457,401
Undistributed (distributions in excess of) net investment income	665,191	39,891,667	(120,250)
Accumulated net realized loss	(99,994)	(88,960,027)	(270,739,978)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,697,080	221,114,263	(217,770,232)

NET ASSETS	$95,841,003	$8,438,495,119	$1,837,826,941

Shares outstanding[c]	3,700,000	216,750,000	14,900,000

Net asset value per share	$25.90	$38.93	$123.34

[a]	Securities on loan with values of $ —, $161,105,743 and $323,379,119, respectively. See Note 5.
[b]	Cost of foreign currencies: $715,596, $ — and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2012

	iShares S&P International Preferred Stock Index Fund[a]	iShares S&P U.S. Preferred Stock Index Fund	iShares Nasdaq Biotechnology Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$1,184,693	$527,893,930	$4,087,024
Dividends — affiliated (Note 2)	—	3,228,453	—
Interest — affiliated (Note 2)	36	8,184	371
Securities lending income — affiliated (Note 2)	—	6,626,106	3,587,405

Total investment income	1,184,729	537,756,673	7,674,800

EXPENSES
Investment advisory fees (Note 2)	112,917	36,145,861	7,206,199

Total expenses	112,917	36,145,861	7,206,199

Net investment income	1,071,812	501,610,812	468,601

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(102,328)	(28,444,850)	(57,591,250)
Investments — affiliated (Note 2)	—	(63,529)	–
In-kind redemptions — unaffiliated	98,673	102,827,423	325,949,288
In-kind redemptions — affiliated (Note 2)	—	279,563	—
Foreign currency transactions	29,082	—	—

Net realized gain	25,427	74,598,607	268,358,038

Net change in unrealized appreciation/depreciation on:
Investments	1,691,549	(306,098,424)	31,494,343
Translation of assets and liabilities in foreign currencies	5,531	—	—

Net change in unrealized appreciation/depreciation	1,697,080	(306,098,424)	31,494,343

Net realized and unrealized gain (loss)	1,722,507	(231,499,817)	299,852,381

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,794,319	$270,110,995	$300,320,982

[a]	For the period from November 15, 2011 (commencement of operations) to March 31, 2012.
[b]	Net of foreign withholding tax of $154,659, $ — and $290,771, respectively.

See notes to financial statements.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P International Preferred Stock Index Fund	iShares S&P U.S. Preferred Stock Index Fund
	Period from November 15, 2011[a] to March 31, 2012	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,071,812	$501,610,812	$380,420,367
Net realized gain	25,427	74,598,607	235,743,451
Net change in unrealized appreciation/depreciation	1,697,080	(306,098,424)	(91,659,333)

Net increase in net assets resulting from operations	2,794,319	270,110,995	524,504,485

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(435,703)	(466,143,468)	(389,582,968)

Total distributions to shareholders	(435,703)	(466,143,468)	(389,582,968)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	96,008,455	2,880,901,842	3,797,909,711
Cost of shares redeemed	(2,526,068)	(1,336,364,664)	(886,191,747)

Net increase in net assets from capital share transactions	93,482,387	1,544,537,178	2,911,717,964

INCREASE IN NET ASSETS	95,841,003	1,348,504,705	3,046,639,481

NET ASSETS
Beginning of period	—	7,089,990,414	4,043,350,933

End of period	$95,841,003	$8,438,495,119	$7,089,990,414

Undistributed net investment income included in net assets at end of period	$665,191	$39,891,667	$3,229,981

SHARES ISSUED AND REDEEMED
Shares sold	3,800,000	74,650,000	97,200,000
Shares redeemed	(100,000)	(36,650,000)	(22,850,000)

Net increase in shares outstanding	3,700,000	38,000,000	74,350,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Nasdaq Biotechnology Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$468,601	$6,924,713
Net realized gain	268,358,038	61,521,563
Net change in unrealized appreciation/depreciation	31,494,343	64,759,690

Net increase in net assets resulting from operations	300,320,982	133,205,966

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(589,910)	(8,259,392)

Total distributions to shareholders	(589,910)	(8,259,392)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,558,061,326	2,904,937,802
Cost of shares redeemed	(2,497,362,609)	(3,166,577,955)

Net increase (decrease) in net assets from capital share transactions	60,698,717	(261,640,153)

INCREASE (DECREASE) IN NET ASSETS	360,429,789	(136,693,579)

NET ASSETS
Beginning of year	1,477,397,152	1,614,090,731

End of year	$1,837,826,941	$1,477,397,152

Distributions in excess of net investment income included in net assets at end of year	$(120,250)	$(65,316)

SHARES ISSUED AND REDEEMED
Shares sold	24,150,000	33,600,000
Shares redeemed	(24,000,000)	(36,600,000)

Net increase (decrease) in shares outstanding	150,000	(3,000,000)

See notes to financial statements.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P International Preferred Stock Index Fund

Period from Nov. 15, 2011[a] to Mar. 31, 2012
Net asset value, beginning of period	$24.80

Income from investment operations:
Net investment income[b]	0.50
Net realized and unrealized gain[c]	0.81

Total from investment operations	1.31

Less distributions from:
Net investment income	(0.21)

Total distributions	(0.21)

Net asset value, end of period	$25.90

Total return	5.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$95,841
Ratio of expenses to average net assets[e]	0.55%
Ratio of net investment income to average net assets[e]	5.22%
Portfolio turnover rate[f]	34%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P U.S. Preferred Stock Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$39.66	$38.73	$22.69	$42.30	$50.06

Income from investment operations:
Net investment income[a]	2.53	2.78	2.54	2.90	3.27
Net realized and unrealized gain (loss)[b]	(0.90)	1.06	16.37	(19.74)	(8.15)

Total from investment operations	1.63	3.84	18.91	(16.84)	(4.88)

Less distributions from:
Net investment income	(2.36)	(2.91)	(2.87)	(2.77)	(2.88)

Total distributions	(2.36)	(2.91)	(2.87)	(2.77)	(2.88)

Net asset value, end of year	$38.93	$39.66	$38.73	$22.69	$42.30

Total return	4.47%	10.41%	86.53%	(41.31)%	(9.99)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,438,495	$7,089,990	$4,043,351	$1,237,671	$171,304
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets	6.66%	7.15%	7.29%	10.87%	7.23%
Portfolio turnover rate[c]	16%	33%	41%	12%	24%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$100.16	$90.93	$66.32	$75.94	$75.80

Income from investment operations:
Net investment income (loss)[a]	0.03	0.43	(0.06)	0.06	(0.09)
Net realized and unrealized gain (loss)[b]	23.19	9.31	24.67	(9.50)	0.32

Total from investment operations	23.22	9.74	24.61	(9.44)	0.23

Less distributions from:
Net investment income	(0.04)	(0.51)	—	(0.18)	—
Return of capital	—	—	—	—	(0.09)

Total distributions	(0.04)	(0.51)	—	(0.18)	(0.09)

Net asset value, end of year	$123.34	$100.16	$90.93	$66.32	$75.94

Total return	23.19%	10.79%	37.10%	(12.47)%	0.30%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,837,827	$1,477,397	$1,614,091	$1,296,500	$1,344,161
Ratio of expenses to average net assets	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets	0.03%	0.49%	(0.08)%	0.08%	(0.11)%
Portfolio turnover rate[c]	19%	13%	11%	11%	19%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P International Preferred Stock[a]	Non-diversified
S&P U.S. Preferred Stock	Non-diversified
Nasdaq Biotechnology	Non-diversified

[a]	The fund commenced operations on November 15, 2011.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of investments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

As of March 31, 2012, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of March 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares S&P International Preferred Stock Index Fund.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P International Preferred Stock	0.55%
S&P U.S. Preferred Stock	0.48
Nasdaq Biotechnology	0.48

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended March 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P U.S. Preferred Stock	$3,567,903
Nasdaq Biotechnology	1,931,680

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® TRUST

At the Special Meeting of the Board of Trustees held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
S&P U.S. Preferred Stock
PNC Capital Trust D	243,106	290,231	(43,063)	490,274	$12,325,488	$512,634	$11,446
PNC Capital Trust E	1,273,231	446,947	(309,916)	1,410,262	36,977,070	2,554,899	208,622
PNC Financial Services Group Inc. (The) Series L	40,893	63,684	(8,213)	96,364	2,595,083	160,920	(4,034)

					$51,897,641	$3,228,453	$216,034

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
S&P International Preferred Stock	$16,633,988	$16,039,418
S&P U.S. Preferred Stock	1,604,952,225	1,172,383,420
Nasdaq Biotechnology	286,324,142	286,380,853

In-kind transactions (see Note 4) for the year ended March 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P International Preferred Stock	$94,551,288	$2,522,821
S&P U.S. Preferred Stock	2,381,737,298	1,243,406,530
Nasdaq Biotechnology	2,553,860,369	2,493,386,096

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of March 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of March 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2012 attributable to passive foreign investment companies, the expiration of capital loss carryforwards, foreign currency transactions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P International Preferred Stock	$96,339	$29,082	$(125,421)
S&P U.S. Preferred Stock	97,812,817	1,194,342	(99,007,159)
Nasdaq Biotechnology	274,289,641	66,375	(274,356,016)

The tax character of distributions paid during the years ended March 31, 2012 and March 31, 2011 was as follows:

iShares Index Fund	2012	2011
S&P International Preferred Stock
Ordinary income	$435,703	$—

S&P U.S. Preferred Stock
Ordinary income	$466,143,468	$389,582,968

Nasdaq Biotechnology
Ordinary income	$589,910	$8,259,392

As of March 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Index Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
S&P International Preferred Stock	$722,182	$—	$—	$1,633,093	$(92,998)	$2,262,277
S&P U.S. Preferred Stock	31,698,663	—	(72,019,997)	212,367,237	—	172,045,903
Nasdaq Biotechnology	2,904,361	—	(236,980,928)	(232,227,776)	(22,326,117)	(488,630,460)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the tax classification of investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2013.

As of March 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P U.S. Preferred Stock	$35,453,671	$—	$—	$—	$—	$—	$36,566,326	$—	$72,019,997
Nasdaq Biotechnology	4,295,841	39,449,891	24,158,638	18,800,299	5,156,780	45,321,421	79,449,573	20,348,485	236,980,928

[a]	Must be utilized prior to losses subject to expiration.

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P International Preferred Stock	$93,201,157	$2,005,372	$(377,810)	$1,627,562
S&P U.S. Preferred Stock	8,392,791,899	382,384,591	(178,210,358)	204,174,233
Nasdaq Biotechnology	2,403,647,889	139,769,264	(371,997,040)	(232,227,776)

Management has reviewed the tax positions as of March 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	37

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P International Preferred Stock Index Fund, iShares S&P U.S. Preferred Stock Index Fund and iShares Nasdaq Biotechnology Index Fund (the “Funds”), at March 31, 2012, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2012

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2012 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
S&P U.S. Preferred Stock	28.22%
Nasdaq Biotechnology	100.00

For the fiscal year ended March 31, 2012, the iShares S&P International Preferred Stock Fund earned foreign source income of $1,339,352 and paid foreign taxes of $153,936 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2012:

iShares Index Fund	Qualified Dividend Income
S&P International Preferred Stock	$589,639
S&P U.S. Preferred Stock	218,154,307
Nasdaq Biotechnology	589,910

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	39

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

iShares S&P International Preferred Stock Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Fund’s entering into an Investment Advisory Contract between the Trust and BFA on behalf of the Fund (the “Advisory Contract”), and the proposed sub-advisory agreement between BFA and BlackRock International Limited (“BIL”) (the “Sub-Advisory Agreement”), on behalf of the Fund. As required by Section 15(c), the Board requested, and BFA provided, such information as the Board deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract and Sub-Advisory Agreement.

At a meeting held on September 15-16, 2010, the Board approved the selection of BFA and the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A., formerly known as Barclays Global Investors, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings in connection with the Board’s consideration and approval of new investment advisory contracts between the other iShares funds and BFA, which took effect upon the consummation of the acquisition by BlackRock of BTC’s asset management business (the “Transaction”) and shareholder approval, as applicable. At a meeting held on December 1-2, 2010, the Board approved the Sub-Advisory Agreement to allow for more efficient portfolio management and trade execution for securities traded outside of the U.S. and Canada. The Board at that time also considered information provided by BFA in connection with the use of BIL as a sub-adviser for other iShares funds. The Advisory Contract and the Sub-Advisory Agreement are referred to hereafter as the “Advisory Agreements”.

In selecting BFA and approving the Advisory Agreements for the Fund, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA (and any services to be provided by BIL on BFA’s behalf or direction) under the Advisory Agreements. In reviewing the scope of services to be provided to the Fund by BFA, the Board considered the investment philosophy and experience of BFA and BIL as well as the resources expected to be available from BFA and BIL and their affiliates for the support of the Fund. The Board considered in particular that BFA’s services for the other iShares funds capitalize on BFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BFA and BIL and their affiliates in connection with the review of counterparty and issuer credit risk and securities lending opportunities and the oversight of intermediaries that provide shareholder support and processing functions. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.

The Board also considered BFA’s compliance program and its compliance record with respect to the other iShares funds. The Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio transaction policies and procedures. The Board noted that neither BFA nor its affiliates serves as investment adviser for any other series of registered investment companies or other accounts with substantially similar investment objectives and strategies as the Fund; therefore, comparative performance information was generally not available.

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

The Board took into account prior discussions at Board meetings held during 2009 and 2010, including representations by management regarding the resources and strengths of BFA in managing the iShares funds after the Transaction and the financial condition of BFA and BlackRock.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA and BIL to the Fund under the Advisory Agreements were appropriate and supported the Board’s selection of BFA as investment adviser and BIL as sub-adviser to the Fund.

Fund Expenses — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Groups”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Groups included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed). In support of its review of the statistical information, the Board was provided with a description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund. The Board noted that the investment advisory fee rate and overall expenses for the Fund were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in the Lipper Groups. The Board noted that there would be no additional fees imposed on the Fund relating to the Sub-Advisory Agreement.

Based on this review, the Board concluded that the investment advisory fees and expense levels of the Fund, as proposed to be managed by BFA, as compared to the investment advisory fees and expense levels of the funds in the relevant Lipper Groups, were satisfactory for the purposes of approving the Advisory Agreements.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationships had not yet commenced. The Board noted that further discussions regarding profitability are planned for future meetings, and that it expects to receive profitability information from BFA on at least an annual basis following the expiration of the Advisory Agreements’ initial two year term and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund increase. However, the Board noted that should future economies of scale exist in the future, management may recommend a breakpoint structure for the Fund. The Board also considered BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA had continued to make significant investments in the iShares fund complex, and that recently expenses had changed at a pace similar to the change in revenue. The Board noted representations from BFA and BlackRock at prior Board meetings of other iShares Funds that BFA will continue to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. It was noted that as yet the Transaction had not created significant opportunities for additional economies of scale.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

Based on this review, as well as the discussions described above in connection with the Lipper Groups comparisons, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the structure of the investment advisory fees reflects the sharing of potential economies of scale with the Fund shareholders and supported the approval of the Advisory Agreements.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information regarding the Fund’s annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies, for which BFA (or its affiliate, BTC) provides investment advisory/management services, including collective funds and separate accounts (together, the “Other Accounts”). The Board noted that directly comparative investment advisory/management fee information was not available for the Fund, as BFA and BTC do not manage any Other Accounts with substantially similar investment objectives and strategies as the Fund. However, the Board noted that BFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Fund. Based on this review, as well as the discussions described above in connection with the Lipper Groups comparisons, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider any ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA or BIL since the proposed relationship had not yet commenced. However, the Board noted that BFA and BIL would not use soft dollars or consider the value of research or other services that may be provided to BFA or BIL (including their affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered the potential for revenue to BTC, the Trust’s securities lending agent, and its affiliates, in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreements.

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P International Preferred Stock	$0.20759	$—	$0.00388	$0.21147	98%	—%	2%	100%
S&P U.S. Preferred Stock	2.12778	—	0.23363	2.36141	90	—	10	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	43

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P International Preferred Stock Index Fund Period Covered: January 1, 2012 through March 31, 2012
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	6	9.68%
Greater than 1.0% and Less than 1.5%	4	6.45
Greater than 0.5% and Less than 1.0%	17	27.42
Between 0.5% and –0.5%	35	56.45

	62	100.00%

iShares S&P U.S. Preferred Stock Index Fund Period Covered: April 1, 2007 through March 31, 2012
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	3	0.24%
Greater than 5.0% and Less than 5.5%	1	0.08
Greater than 4.5% and Less than 5.0%	2	0.16
Greater than 4.0% and Less than 4.5%	3	0.24
Greater than 3.5% and Less than 4.0%	1	0.08
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	11	0.87
Greater than 2.0% and Less than 2.5%	12	0.95
Greater than 1.5% and Less than 2.0%	27	2.14
Greater than 1.0% and Less than 1.5%	40	3.17
Greater than 0.5% and Less than 1.0%	102	8.10
Between 0.5% and –0.5%	1,018	80.80
Less than –0.5% and Greater than –1.0%	24	1.90
Less than –1.0% and Greater than –1.5%	9	0.71
Less than –1.5% and Greater than –2.0%	3	0.24
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0% and Greater than –3.5%	1	0.08

	1,260	100.00%

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Nasdaq Biotechnology Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	11	0.83
Between 0.5% and –0.5%	1,303	98.63
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	1	0.08

	1,321	100.00%

SUPPLEMENTAL INFORMATION	45

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (46)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock, Inc. (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2012); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and member (since 2011) of the Investment Committee, WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (68)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (50)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	47

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (47)	Trustee (since 2011).	Gregor G. Peterson Professor of Accounting and Senior Associate Dean for Academic Affairs, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (59)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012), Associate General Counsel, BGI (2004-2009).

Matt Tucker (39)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

TRUSTEE AND OFFICER INFORMATION	49

Notes:

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-39-0312

March 31, 2012

2012 Annual Report

iShares Trust

iShares S&P 500 Index Fund  |  IVV  |  NYSE Arca

iShares S&P 500 Growth Index Fund  |  IVW  |  NYSE Arca

iShares S&P 500 Value Index Fund  |  IVE  |  NYSE Arca

Management’s Discussions of Fund Performance

iSHARES® S&P 500 INDEX FUNDS

Performance as of March 31, 2012

	Average Annual Total Returns
	Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	8.44%	8.36%	8.54%	1.97%	1.96%	2.01%	4.05%	4.06%	4.12%
S&P 500 Growth	11.62%	11.56%	11.82%	4.64%	4.66%	4.80%	3.95%	3.96%	4.12%
S&P 500 Value	5.08%	5.00%	5.26%	(0.93)%	(0.94)%	(0.83)%	3.86%	3.86%	4.00%

	Cumulative Total Returns
	Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	8.44%	8.36%	8.54%	10.26%	10.20%	10.48%	48.75%	48.91%	49.72%
S&P 500 Growth	11.62%	11.56%	11.82%	25.47%	25.58%	26.42%	47.29%	47.47%	49.79%
S&P 500 Value	5.08%	5.00%	5.26%	(4.57)%	(4.60)%	(4.09)%	46.00%	45.98%	47.99%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

The iShares S&P 500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was 8.44%, net of fees, while the total return for the Index was 8.54%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Consumer Non-Cyclical	21.46%
Technology	15.69
Financial	14.81
Energy	11.29
Industrial	10.68
Communications	10.31
Consumer Cyclical	8.97
Basic Materials	3.32
Utilities	3.30
Diversified	0.04
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
Apple Inc.	4.38%
Exxon Mobil Corp.	3.21
International Business Machines Corp.	1.90
Microsoft Corp.	1.89
General Electric Co.	1.67
Chevron Corp.	1.66
AT&T Inc.	1.45
Procter & Gamble Co. (The)	1.45
Johnson & Johnson	1.42
Wells Fargo & Co.	1.41

TOTAL	20.44%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P 500 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market and consists of those stocks in the S&P 500® exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 11.62%, net of fees, while the total return for the Growth Index was 11.82%.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Consumer Non-Cyclical	29.04%
Technology	22.95
Energy	11.48
Industrial	10.51
Consumer Cyclical	9.21
Communications	7.57
Financial	4.39
Basic Materials	3.64
Utilities	1.10
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
Apple Inc.	8.09%
Exxon Mobil Corp.	3.78
International Business Machines Corp.	3.50
Johnson & Johnson	2.62
Coca-Cola Co. (The)	2.42
Google Inc. Class A	2.35
Philip Morris International Inc.	2.21
Procter & Gamble Co. (The)	2.01
Microsoft Corp.	1.99
QUALCOMM Inc.	1.66

TOTAL	30.63%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares S&P 500 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market and consists of those stocks in the S&P 500® exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 5.08%, net of fees, while the total return for the Value Index was 5.26%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Financial	27.15%
Communications	13.54
Consumer Non-Cyclical	12.47
Energy	11.07
Industrial	10.87
Consumer Cyclical	8.68
Technology	7.10
Utilities	5.89
Basic Materials	2.93
Diversified	0.09
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
General Electric Co.	3.64%
AT&T Inc.	3.17
Wells Fargo & Co.	3.08
J.P. Morgan Chase & Co.	3.01
Pfizer Inc.	2.93
Exxon Mobil Corp.	2.52
Berkshire Hathaway Inc. Class B	2.44
Cisco Systems Inc.	1.95
Citigroup Inc.	1.83
Microsoft Corp.	1.77

TOTAL	26.34%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussions of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

After a difficult first half of the reporting period in which investors were faced with mixed economic data, the U.S. stock market posted strong gains for the third consecutive year, powered by improving corporate profits, low inflation and record-low interest rates. Investors were generally not deterred by rising gas prices, a trillion dollar federal budget deficit or the ongoing European financial crisis. But while markets were generally higher during the reporting period, most of the gains came in the fourth quarter of 2011 and the first quarter of 2012. Although still above 8%, U.S. unemployment fell to its lowest level in more than three years, while the economy added jobs nearly every month of the reporting period. However, quarterly GDP growth remained in the low single digits. Noting the weak economic recovery, the Federal Reserve Board pledged to keep interest rates at historically low levels until at least mid-2014.

The stock market was weak during the second and third quarters of 2011. By midsummer, the U.S. economy was on the verge of sliding back into recession and in August, Congress and the President deadlocked over the federal debt ceiling. As a result, for the first time in history, Standard & Poor’s Corp. downgraded the credit rating of the U.S. government from AAA to AA+. Meanwhile, Greece threatened to default on its government bonds and the contagion spread to Spain, Italy and France. Efforts by European monetary authorities were seen by many as ineffective. However, markets improved sharply in the second half of the reporting period as the U.S. unemployment rate steadily declined, corporate profits continued to advance, the Greece debt crisis appeared under control and consumer confidence began to rebound.

The information technology sector saw a boom in initial public offerings somewhat reminiscent of the dot-com era or the late 1990s as new companies rushed to go public. However, many of these same companies saw their shares decline after their IPOs, as investors demanded to see profits. Meanwhile, large-capitalization technology stocks were benefiting from an improving economy, as customers that delayed technology purchases during the recession were starting to invest in new generations of products. In addition, the big tech companies generally held huge cash reserves on their balance sheets.

Across the broad U.S. market (as defined by the S&P Composite 1500® Index), large-capitalization stocks significantly outperformed their mid-cap and small-cap counterparts during the reporting period. In addition, as investors appeared willing to take on more risk in an improving economy, growth-oriented stocks outperformed their value counterparts.

Within the Index, seven out of ten sectors produced positive returns for the reporting period. The top two contributors to returns during the reporting period were information technology and health care stocks. The worst performer was the energy sector, followed by the financials and materials sectors.

The Growth Index also saw strong performance from the information technology and health care sectors, followed by consumer staples and consumer discretionary stocks. However, the energy, telecommunications and materials sectors produced negative results for the reporting period.

Within the Value Index, the consumer discretionary and consumer staples sectors were the top contributors for the reporting period, followed by the information technology and health care sectors. However, the financials, energy and materials sectors produced negative results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/11 to 3/31/12)
S&P 500
Actual	$1,000.00	$1,258.00	0.09%	$0.53
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.09	0.48
S&P 500 Growth
Actual	1,000.00	1,242.50	0.18	1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.18	0.91
S&P 500 Value
Actual	1,000.00	1,274.70	0.18	1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.18	0.91

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	9

Summary Schedule of Investments

iSHARES® S&P 500 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$44,510,945	0.15%

		44,510,945	0.15
AEROSPACE & DEFENSE
Boeing Co. (The)	1,754,840	130,507,451	0.44
United Technologies Corp.	2,141,776	177,638,902	0.59
Other securities[a]		270,111,688	0.90

		578,258,041	1.93
AGRICULTURE
Altria Group Inc.	4,813,863	148,603,951	0.50
Philip Morris International Inc.	4,051,825	359,032,213	1.20
Other securities[a]		122,003,594	0.40

		629,639,758	2.10
AIRLINES
Other securities[a]		15,037,819	0.05

		15,037,819	0.05
APPAREL
Other securities[a]		202,488,173	0.68

		202,488,173	0.68
AUTO MANUFACTURERS
Other securities[a]		151,020,326	0.50

		151,020,326	0.50
AUTO PARTS & EQUIPMENT
Other securities[a]		80,109,242	0.27

		80,109,242	0.27
BANKS
Bank of America Corp.	25,255,025	241,690,589	0.81
Citigroup Inc.	6,891,609	251,888,309	0.84
Goldman Sachs Group Inc. (The)	1,164,607	144,842,173	0.48
J.P. Morgan Chase & Co.	8,982,770	413,027,765	1.38
PNC Financial Services Group Inc. (The)[b]	1,242,068	80,100,965	0.27
U.S. Bancorp	4,496,795	142,458,466	0.47
Wells Fargo & Co.	12,408,646	423,631,174	1.41
Other securities[a]		513,374,413	1.71

		2,211,013,854	7.37

Security	Shares	Value	% of Net Assets

BEVERAGES
Coca-Cola Co. (The)	5,325,623	$394,149,358	1.31%
PepsiCo Inc.	3,695,978	245,228,140	0.82
Other securities[a]		107,499,745	0.36

		746,877,243	2.49
BIOTECHNOLOGY
Other securities[a]		385,062,552	1.28

		385,062,552	1.28
BUILDING MATERIALS
Other securities[a]		11,282,261	0.04

		11,282,261	0.04
CHEMICALS
Other securities[a]		685,098,450	2.28

		685,098,450	2.28
COAL
Other securities[a]		44,613,518	0.15

		44,613,518	0.15
COMMERCIAL SERVICES
Visa Inc. Class A	1,170,586	138,129,148	0.46
Other securities[a]		331,311,821	1.11

		469,440,969	1.57
COMPUTERS
Apple Inc.[c]	2,193,964	1,315,215,599	4.38
EMC Corp.[c,d]	4,831,320	144,359,842	0.48
International Business Machines Corp.	2,726,489	568,881,930	1.90
Other securities[a]		456,190,206	1.52

		2,484,647,577	8.28
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	6,481,463	435,619,128	1.45
Other securities[a]		162,715,818	0.55

		598,334,946	2.00
DISTRIBUTION & WHOLESALE
Other securities[a]		91,353,344	0.31

		91,353,344	0.31
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	2,388,114	138,176,276	0.46
BlackRock Inc.[b]	236,012	48,358,859	0.16
Other securities[a]		349,351,214	1.17

		535,886,349	1.79

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ELECTRIC
Other securities[a]		$908,730,902	3.03%

		908,730,902	3.03
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		99,330,688	0.33

		99,330,688	0.33
ELECTRONICS
Other securities[a]		364,004,559	1.21

		364,004,559	1.21
ENGINEERING & CONSTRUCTION
Other securities[a]		37,323,257	0.12

		37,323,257	0.12
ENTERTAINMENT
Other securities[a]		11,796,268	0.04

		11,796,268	0.04
ENVIRONMENTAL CONTROL
Other securities[a]		77,173,227	0.26

		77,173,227	0.26
FOOD
Kraft Foods Inc. Class A	4,160,991	158,159,268	0.53
Other securities[a]		410,857,522	1.37

		569,016,790	1.90
FOREST PRODUCTS & PAPER
Other securities[a]		48,824,816	0.16

		48,824,816	0.16
GAS
Other securities[a]		80,632,669	0.27

		80,632,669	0.27
HAND & MACHINE TOOLS
Other securities[a]		39,089,149	0.13

		39,089,149	0.13
HEALTH CARE — PRODUCTS
Other securities[a]		534,237,147	1.78

		534,237,147	1.78
HEALTH CARE — SERVICES
UnitedHealth Group Inc.	2,459,019	144,934,580	0.48
Other securities[a]		248,798,292	0.83

		393,732,872	1.31

Security	Shares	Value	% of Net Assets

HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		$12,212,399	0.04%

		12,212,399	0.04
HOME BUILDERS
Other securities[a]		27,445,201	0.09

		27,445,201	0.09
HOME FURNISHINGS
Other securities[a]		21,665,763	0.07

		21,665,763	0.07
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		97,045,207	0.32

		97,045,207	0.32
HOUSEWARES
Other securities[a]		12,130,266	0.04

		12,130,266	0.04
INSURANCE
Berkshire Hathaway Inc. Class Bc	4,137,314	335,743,031	1.12
Other securities[a]		726,321,864	2.42

		1,062,064,895	3.54
INTERNET
Amazon.com Inc.[c,d]	856,697	173,489,709	0.58
Google Inc. Class Ac	596,759	382,665,741	1.28
Other securities[a]		329,094,702	1.09

		885,250,152	2.95
IRON & STEEL
Other securities[a]		75,493,047	0.25

		75,493,047	0.25
LEISURE TIME
Other securities[a]		60,542,893	0.20

		60,542,893	0.20
LODGING
Other securities[a]		89,131,700	0.30

		89,131,700	0.30
MACHINERY
Caterpillar Inc.	1,523,779	162,312,939	0.54
Other securities[a]		225,224,607	0.75

		387,537,546	1.29

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

MANUFACTURING
3M Co.	1,634,411	$145,805,805	0.49%
General Electric Co.	24,899,087	499,724,676	1.67
Other securities[a]		331,694,673	1.10

		977,225,154	3.26
MEDIA
Comcast Corp. Class A	6,345,308	190,422,693	0.63
Walt Disney Co. (The)	4,217,759	184,653,489	0.62
Other securities[a]		530,455,615	1.77

		905,531,797	3.02
METAL FABRICATE & HARDWARE
Other securities[a]		59,015,092	0.20

		59,015,092	0.20
MINING
Other securities[a]		185,369,201	0.62

		185,369,201	0.62
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		33,599,338	0.11

		33,599,338	0.11
OIL & GAS
Chevron Corp.	4,652,067	498,887,665	1.66
ConocoPhillips	3,011,336	228,891,649	0.76
Exxon Mobil Corp.	11,090,758	961,901,441	3.21
Occidental Petroleum Corp.	1,908,558	181,751,978	0.61
Other securities[a]		833,699,732	2.78

		2,705,132,465	9.02
OIL & GAS SERVICES
Schlumberger Ltd.	3,138,606	219,482,718	0.73
Other securities[a]		253,581,205	0.85

		473,063,923	1.58
PACKAGING & CONTAINERS
Other securities[a]		41,485,779	0.14

		41,485,779	0.14
PHARMACEUTICALS
Abbott Laboratories	3,700,022	226,774,348	0.76
Bristol-Myers Squibb Co.	3,972,471	134,070,896	0.45
Johnson & Johnson	6,459,539	426,071,193	1.42
Merck & Co. Inc.	7,163,027	275,060,237	0.92

Security	Shares	Value	% of Net Assets

Pfizer Inc.	17,739,183	$401,969,887	1.34%
Other securities[a]		548,975,766	1.82

		2,012,922,327	6.71
PIPELINES
Other securities[a]		164,845,991	0.55

		164,845,991	0.55
REAL ESTATE
Other securities[a]		15,361,096	0.05

		15,361,096	0.05
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		598,153,166	1.99

		598,153,166	1.99
RETAIL
CVS Caremark Corp.	3,064,760	137,301,248	0.46
Home Depot Inc. (The)	3,627,595	182,504,304	0.61
McDonald’s Corp.	2,396,827	235,128,729	0.78
Wal-Mart Stores Inc.	4,110,010	251,532,612	0.84
Other securities[a]		1,073,502,688	3.58

		1,879,969,581	6.27
SAVINGS & LOANS
Other securities[a]		20,338,582	0.07

		20,338,582	0.07
SEMICONDUCTORS
Intel Corp.	11,756,319	330,470,127	1.10
QUALCOMM Inc.	3,980,176	270,731,571	0.90
Other securities[a]		393,670,433	1.32

		994,872,131	3.32
SOFTWARE
Microsoft Corp.	17,572,663	566,718,382	1.89
Oracle Corp.	9,224,727	268,993,039	0.90
Other securities[a]		359,069,189	1.19

		1,194,780,610	3.98
TELECOMMUNICATIONS
AT&T Inc.	13,951,145	435,694,258	1.45
Cisco Systems Inc.	12,673,957	268,054,191	0.89
Verizon Communications Inc.	6,672,428	255,086,922	0.85
Other securities[a]		298,132,956	1.00

		1,256,968,327	4.19

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

TEXTILES
Other securities[a]		$10,187,513	0.03%

		10,187,513	0.03
TOYS, GAMES & HOBBIES
Other securities[a]		36,870,469	0.12

		36,870,469	0.12
TRANSPORTATION
United Parcel Service Inc. Class B	2,256,044	182,107,872	0.61
Other securities[a]		348,603,181	1.16

		530,711,053	1.77

TOTAL COMMON STOCKS
(Cost: $29,603,395,912)		29,955,490,375	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,e,f]	546,677,591	546,677,591	1.82
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,e,f]	42,363,199	42,363,199	0.14
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,e]	23,955,360	23,955,360	0.08

		612,996,150	2.04

TOTAL SHORT-TERM INVESTMENTS
(Cost: $612,996,150)		612,996,150	2.04

TOTAL INVESTMENTS IN SECURITIES
(Cost: $30,216,392,062)		30,568,486,525	101.91
Other Assets, Less Liabilities		(573,892,428)	(1.91)

NET ASSETS		$29,994,594,097	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 5.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$8,332,938	0.12%

		8,332,938	0.12
AEROSPACE & DEFENSE
Boeing Co. (The)	478,952	35,619,660	0.50
United Technologies Corp.	678,912	56,308,961	0.79
Other securities[a]		75,198,566	1.04

		167,127,187	2.33
AGRICULTURE
Philip Morris International Inc.	1,785,318	158,197,028	2.21
Other securities[a]		41,568,140	0.58

		199,765,168	2.79
APPAREL
Nike Inc. Class B	380,329	41,242,877	0.58
Other securities[a]		47,994,124	0.67

		89,237,001	1.25
AUTO PARTS & EQUIPMENT
Other securities[a]		7,369,545	0.10

		7,369,545	0.10
BEVERAGES
Coca-Cola Co. (The)	2,346,618	173,673,198	2.42
PepsiCo Inc.	1,628,837	108,073,335	1.51
Other securities[a]		13,222,463	0.19

		294,968,996	4.12
BIOTECHNOLOGY
Amgen Inc.	819,925	55,746,701	0.78
Celgene Corp.[b]	454,567	35,238,034	0.49
Gilead Sciences Inc.[b]	784,523	38,323,949	0.53
Other securities[a]		40,198,993	0.56

		169,507,677	2.36
BUILDING MATERIALS
Other securities[a]		1,539,769	0.02

		1,539,769	0.02
CHEMICALS
E.I. du Pont de Nemours and Co.	656,691	34,738,954	0.48
Monsanto Co.	554,668	44,240,320	0.62

Security	Shares	Value	% of Net Assets

Praxair Inc.	309,129	$35,438,549	0.49%
Other securities[a]		109,944,606	1.54

		224,362,429	3.13
COAL
Other securities[a]		13,994,290	0.20

		13,994,290	0.20
COMMERCIAL SERVICES
MasterCard Inc. Class A	110,094	46,298,931	0.65
Visa Inc. Class A	515,368	60,813,424	0.85
Other securities[a]		57,012,819	0.79

		164,125,174	2.29
COMPUTERS
Apple Inc.[b]	966,789	579,561,002	8.09
EMC Corp.[b]	1,169,735	34,951,682	0.49
International Business Machines Corp.	1,201,398	250,671,693	3.50
Other securities[a]		97,757,237	1.36

		962,941,614	13.44
COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	496,830	48,580,038	0.68
Procter & Gamble Co. (The)	2,141,904	143,957,368	2.01
Other securities[a]		14,480,147	0.20

		207,017,553	2.89
DISTRIBUTION & WHOLESALE
Other securities[a]		32,526,605	0.45

		32,526,605	0.45
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	630,774	36,496,584	0.51
BlackRock Inc.[c]	103,858	21,280,504	0.30
Other securities[a]		45,757,579	0.63

		103,534,667	1.44
ELECTRIC
Other securities[a]		79,202,290	1.11

		79,202,290	1.11
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		28,184,401	0.39

		28,184,401	0.39
ELECTRONICS
Other securities[a]		76,871,632	1.07

		76,871,632	1.07

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ENGINEERING & CONSTRUCTION
Other securities[a]		$6,224,887	0.09%

		6,224,887	0.09
ENVIRONMENTAL CONTROL
Other securities[a]		7,370,691	0.10

		7,370,691	0.10
FOOD
Kraft Foods Inc. Class A	989,151	37,597,630	0.52
Other securities[a]		86,430,451	1.21

		124,028,081	1.73
HAND & MACHINE TOOLS
Other securities[a]		9,460,237	0.13

		9,460,237	0.13
HEALTH CARE — PRODUCTS
Baxter International Inc.	580,463	34,700,078	0.48
Other securities[a]		156,698,140	2.19

		191,398,218	2.67
HEALTH CARE — SERVICES
UnitedHealth Group Inc.	1,082,594	63,808,090	0.89
Other securities[a]		60,213,282	0.84

		124,021,372	1.73
HOME BUILDERS
Other securities[a]		1,208,273	0.02

		1,208,273	0.02
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		36,628,227	0.51

		36,628,227	0.51
INSURANCE
Other securities[a]		57,031,603	0.80

		57,031,603	0.80
INTERNET
Amazon.com Inc.[b]	377,672	76,482,357	1.07
Google Inc. Class Ab	262,953	168,615,982	2.35
Priceline.com Inc.[b,d]	51,587	37,013,672	0.52
Other securities[a]		59,277,603	0.82

		341,389,614	4.76
IRON & STEEL
Other securities[a]		10,226,793	0.14

		10,226,793	0.14

Security	Shares	Value	% of Net Assets

LEISURE TIME
Other securities[a]		$4,781,766	0.07%

		4,781,766	0.07
LODGING
Other securities[a]		21,185,195	0.30

		21,185,195	0.30
MACHINERY
Caterpillar Inc.	436,036	46,446,555	0.65
Deere & Co.	416,252	33,674,787	0.47
Other securities[a]		52,716,229	0.73

		132,837,571	1.85
MANUFACTURING
3M Co.	554,040	49,425,909	0.69
Other securities[a]		73,363,067	1.02

		122,788,976	1.71
MEDIA
DIRECTV Class Ab,d	700,550	34,565,137	0.48
Other securities[a]		71,104,327	0.99

		105,669,464	1.47
METAL FABRICATE & HARDWARE
Other securities[a]		16,600,302	0.23

		16,600,302	0.23
MINING
Other securities[a]		26,291,717	0.37

		26,291,717	0.37
OIL & GAS
Chevron Corp.	1,107,042	118,719,184	1.66
Exxon Mobil Corp.	3,127,728	271,267,850	3.78
Occidental Petroleum Corp.	604,991	57,613,293	0.80
Other securities[a]		149,755,292	2.09

		597,355,619	8.33
OIL & GAS SERVICES
Schlumberger Ltd.	1,383,335	96,736,616	1.35
Other securities[a]		80,313,438	1.12

		177,050,054	2.47
PACKAGING & CONTAINERS
Other securities[a]		3,898,049	0.05

		3,898,049	0.05
PHARMACEUTICALS
Abbott Laboratories	1,630,724	99,947,074	1.39
Bristol-Myers Squibb Co.	1,066,724	36,001,935	0.50

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

Johnson & Johnson	2,846,271	$187,740,035	2.62%
Merck & Co. Inc.	2,052,551	78,817,958	1.10
Other securities[a]		167,147,793	2.34

		569,654,795	7.95
PIPELINES
Other securities[a]		34,458,130	0.48

		34,458,130	0.48
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		153,882,372	2.15

		153,882,372	2.15
RETAIL
Home Depot Inc. (The)	734,590	36,957,223	0.52
McDonald’s Corp.	1,056,337	103,626,660	1.45
Starbucks Corp.	780,497	43,621,977	0.61
Wal-Mart Stores Inc.	1,140,015	69,768,918	0.97
Yum! Brands Inc.	476,944	33,948,874	0.47
Other securities[a]		207,809,755	2.90

		495,733,407	6.92
SEMICONDUCTORS
Intel Corp.	2,643,409	74,306,227	1.04
QUALCOMM Inc.	1,753,937	119,302,795	1.66
Other securities[a]		106,944,657	1.49

		300,553,679	4.19
SOFTWARE
Microsoft Corp.	4,413,448	142,333,698	1.99
Oracle Corp.	4,065,053	118,536,946	1.65
Other securities[a]		120,612,425	1.68

		381,483,069	5.32
TELECOMMUNICATIONS
Verizon Communications Inc.	1,586,340	60,645,778	0.85
Other securities[a]		26,557,260	0.37

		87,203,038	1.22
TOYS, GAMES & HOBBIES
Other securities[a]		7,946,079	0.11

		7,946,079	0.11
TRANSPORTATION
Union Pacific Corp.	497,356	53,455,823	0.75
United Parcel Service Inc. Class B	994,543	80,279,511	1.12

Security	Shares	Value	% of Net Assets

Other securities[a]		$46,538,720	0.65%

		180,274,054	2.52

TOTAL COMMON STOCKS
(Cost: $5,577,166,123)		7,159,244,268	99.89

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,e,f]	138,622,088	138,622,088	1.93
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,e,f]	10,742,118	10,742,118	0.15
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,e]	5,748,248	5,748,248	0.08

		155,112,454	2.16

TOTAL SHORT-TERM INVESTMENTS
(Cost: $155,112,454)		155,112,454	2.16

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,732,278,577)		7,314,356,722	102.05
Other Assets, Less Liabilities		(147,193,273)	(2.05)

NET ASSETS		$7,167,163,449	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	All or a portion of this security represents a security on loan. See Note 5.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$8,393,120	0.19%

		8,393,120	0.19
AEROSPACE & DEFENSE
Other securities[a]		65,065,696	1.44

		65,065,696	1.44
AGRICULTURE
Altria Group Inc.	1,056,906	32,626,688	0.72
Other securities[a]		25,170,756	0.56

		57,797,444	1.28
AIRLINES
Other securities[a]		4,886,353	0.11

		4,886,353	0.11
AUTO MANUFACTURERS
Ford Motor Co.	2,930,881	36,606,704	0.81
Other securities[a]		12,886,211	0.29

		49,492,915	1.10
AUTO PARTS & EQUIPMENT
Other securities[a]		20,817,236	0.46

		20,817,236	0.46
BANKS
Bank of America Corp.	8,276,400	79,205,148	1.76
Bank of New York Mellon Corp. (The)	929,014	22,417,108	0.50
Capital One Financial Corp.	426,759	23,787,547	0.53
Citigroup Inc.	2,258,470	82,547,078	1.83
Goldman Sachs Group Inc. (The)	381,641	47,464,691	1.05
J.P. Morgan Chase & Co.	2,943,835	135,357,533	3.01
Morgan Stanley	1,174,820	23,073,465	0.51
PNC Financial Services Group Inc. (The)[b]	406,818	26,235,693	0.58
U.S. Bancorp	1,473,601	46,683,680	1.04
Wells Fargo & Co.	4,066,569	138,832,666	3.08
Other securities[a]		98,902,846	2.20

		724,507,455	16.09
BEVERAGES
Other securities[a]		25,441,385	0.56

		25,441,385	0.56

Security	Shares	Value	% of Net Assets

BUILDING MATERIALS
Other securities[a]		$2,554,967	0.06%

		2,554,967	0.06
CHEMICALS
Dow Chemical Co. (The)	914,075	31,663,558	0.70
Other securities[a]		26,019,402	0.58

		57,682,960	1.28
COAL
Other securities[a]		4,274,744	0.09

		4,274,744	0.09
COMMERCIAL SERVICES
Other securities[a]		31,750,195	0.71

		31,750,195	0.71
COMPUTERS
Dell Inc.[c,d]	1,177,479	19,546,151	0.43
EMC Corp.[c,d]	712,404	21,286,632	0.47
Hewlett-Packard Co.	1,524,010	36,317,158	0.81
Other securities[a]		20,920,303	0.47

		98,070,244	2.18
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	531,001	35,688,577	0.79
Other securities[a]		6,416,195	0.15

		42,104,772	0.94
DISTRIBUTION & WHOLESALE
Other securities[a]		5,863,935	0.13

		5,863,935	0.13
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	313,009	18,110,701	0.40
Other securities[a]		80,455,308	1.79

		98,566,009	2.19
ELECTRIC
Duke Energy Corp.	1,030,053	21,641,413	0.48
Exelon Corp.	656,303	25,733,641	0.57
Other securities[a]		191,381,280	4.25

		238,756,334	5.30
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		11,556,296	0.26

		11,556,296	0.26

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ELECTRONICS
Tyco International Ltd.	355,440	$19,968,619	0.44%
Other securities[a]		42,241,661	0.94

		62,210,280	1.38
ENGINEERING & CONSTRUCTION
Other securities[a]		7,594,366	0.17

		7,594,366	0.17
ENTERTAINMENT
Other securities[a]		3,871,824	0.09

		3,871,824	0.09
ENVIRONMENTAL CONTROL
Other securities[a]		19,837,250	0.44

		19,837,250	0.44
FOOD
Kraft Foods Inc. Class A	627,212	23,840,328	0.53
Other securities[a]		70,575,176	1.57

		94,415,504	2.10
FOREST PRODUCTS & PAPER
Other securities[a]		16,015,017	0.36

		16,015,017	0.36
GAS
Other securities[a]		26,418,989	0.59

		26,418,989	0.59
HAND & MACHINE TOOLS
Other securities[a]		5,771,155	0.13

		5,771,155	0.13
HEALTH CARE — PRODUCTS
Other securities[a]		32,608,188	0.72

		32,608,188	0.72
HEALTH CARE — SERVICES
Other securities[a]		36,883,566	0.82

		36,883,566	0.82
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		4,008,047	0.09

		4,008,047	0.09
HOME BUILDERS
Other securities[a]		8,107,261	0.18

		8,107,261	0.18

Security	Shares	Value	% of Net Assets

HOME FURNISHINGS
Other securities[a]		$7,060,208	0.16%

		7,060,208	0.16
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		4,560,492	0.10

		4,560,492	0.10
HOUSEWARES
Other securities[a]		3,981,408	0.09

		3,981,408	0.09
INSURANCE
ACE Ltd.	259,977	19,030,316	0.42
Berkshire Hathaway Inc. Class Bc	1,355,867	110,028,607	2.44
MetLife Inc.	817,646	30,539,078	0.68
Prudential Financial Inc.	362,415	22,973,487	0.51
Other securities[a]		123,115,902	2.74

		305,687,390	6.79
INTERNET
Other securities[a]		36,229,538	0.80

		36,229,538	0.80
IRON & STEEL
Other securities[a]		17,177,072	0.38

		17,177,072	0.38
LEISURE TIME
Other securities[a]		16,283,020	0.36

		16,283,020	0.36
LODGING
Other securities[a]		13,461,964	0.30

		13,461,964	0.30
MACHINERY
Caterpillar Inc.	174,756	18,615,009	0.41
Other securities[a]		9,559,615	0.22

		28,174,624	0.63
MANUFACTURING
General Electric Co.	8,159,974	163,770,678	3.64
Other securities[a]		65,150,602	1.44

		228,921,280	5.08

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

MEDIA
Comcast Corp. Class A	2,079,407	$62,403,004	1.39%
News Corp. Class A NVS	1,659,804	32,681,541	0.73
Time Warner Inc.	747,701	28,225,713	0.63
Walt Disney Co. (The)	1,382,184	60,512,016	1.34
Other securities[a]		34,328,137	0.75

		218,150,411	4.84
METAL FABRICATE & HARDWARE
Other securities[a]		6,953,346	0.15

		6,953,346	0.15
MINING
Freeport-McMoRan Copper & Gold Inc.	730,925	27,804,387	0.62
Other securities[a]		13,328,121	0.29

		41,132,508	0.91
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		11,014,819	0.24

		11,014,819	0.24
OIL & GAS
Chevron Corp.	701,296	75,206,983	1.67
ConocoPhillips	986,848	75,010,317	1.67
Devon Energy Corp.	311,603	22,161,205	0.49
Exxon Mobil Corp.	1,308,486	113,484,991	2.52
Other securities[a]		156,416,355	3.47

		442,279,851	9.82
OIL & GAS SERVICES
Other securities[a]		23,351,948	0.52

		23,351,948	0.52
PACKAGING & CONTAINERS
Other securities[a]		10,712,643	0.24

		10,712,643	0.24
PHARMACEUTICALS
Merck & Co. Inc.	821,560	31,547,904	0.70
Pfizer Inc.	5,813,474	131,733,321	2.93
Other securities[a]		72,635,760	1.61

		235,916,985	5.24
PIPELINES
Other securities[a]		28,504,724	0.63

		28,504,724	0.63

Security	Shares	Value	% of Net Assets

REAL ESTATE
Other securities[a]		$5,025,050	0.11%

		5,025,050	0.11
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		81,776,030	1.82

		81,776,030	1.82
RETAIL
CVS Caremark Corp.	1,004,323	44,993,670	1.00
Home Depot Inc. (The)	641,920	32,294,995	0.72
Lowe’s Companies Inc.	956,957	30,029,311	0.67
Wal-Mart Stores Inc.	498,334	30,498,041	0.68
Walgreen Co.	673,559	22,557,491	0.50
Other securities[a]		87,080,451	1.93

		247,453,959	5.50
SAVINGS & LOANS
Other securities[a]		6,675,482	0.15

		6,675,482	0.15
SEMICONDUCTORS
Intel Corp.	1,887,802	53,066,114	1.18
Other securities[a]		49,587,616	1.10

		102,653,730	2.28
SOFTWARE
Microsoft Corp.	2,476,314	79,861,126	1.77
Other securities[a]		27,999,694	0.63

		107,860,820	2.40
TELECOMMUNICATIONS
AT&T Inc.	4,572,086	142,786,246	3.17
CenturyLink Inc.	477,776	18,466,042	0.41
Cisco Systems Inc.	4,153,434	87,845,129	1.95
Verizon Communications Inc.	1,005,828	38,452,805	0.85
Other securities[a]		59,581,036	1.33

		347,131,258	7.71
TEXTILES
Other securities[a]		3,343,860	0.07

		3,343,860	0.07
TOYS, GAMES & HOBBIES
Other securities[a]		6,165,674	0.14

		6,165,674	0.14

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

TRANSPORTATION
FedEx Corp.	242,499	$22,300,208	0.50%
Other securities[a]		17,606,430	0.39

		39,906,638	0.89

TOTAL COMMON STOCKS
(Cost: $4,228,753,085)		4,492,870,239	99.79

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,e,f]	78,964,113	78,964,113	1.75
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,e,f]	6,119,095	6,119,095	0.14
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,e]	3,555,972	3,555,972	0.08

		88,639,180	1.97

TOTAL SHORT-TERM INVESTMENTS
(Cost: $88,639,180)		88,639,180	1.97

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,317,392,265)		4,581,509,419	101.76
Other Assets, Less Liabilities		(79,114,466)	(1.76)

NET ASSETS		$4,502,394,953	100.00%

NVS — Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 5.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2012

	iShares S&P 500 Index Fund	iShares S&P 500 Growth Index Fund	iShares S&P 500 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$29,475,775,057	$5,557,103,743	$4,204,320,850
Affiliated (Note 2)	740,617,005	175,174,834	113,071,415

Total cost of investments	$30,216,392,062	$5,732,278,577	$4,317,392,265

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$29,827,030,551	$7,137,963,764	$4,466,634,546
Affiliated (Note 2)	741,455,974	176,392,958	114,874,873

Total fair value of investments	30,568,486,525	7,314,356,722	4,581,509,419
Receivables:
Investment securities sold	1,278	—	—
Dividends and interest	39,189,214	8,387,173	6,647,753
Capital shares sold	353,528	29,595	—

Total Assets	30,608,030,545	7,322,773,490	4,588,157,172

LIABILITIES
Payables:
Investment securities purchased	21,922,219	5,177,122	—
Collateral for securities on loan (Note 5)	589,040,790	149,364,206	85,083,208
Capital shares redeemed	122,707	—	—
Securities related to in-kind transactions (Note 4)	1,278	—	—
Investment advisory fees (Note 2)	2,349,454	1,068,713	679,011

Total Liabilities	613,436,448	155,610,041	85,762,219

NET ASSETS	$29,994,594,097	$7,167,163,449	$4,502,394,953

Net assets consist of:
Paid-in capital	$31,567,707,098	$6,928,505,894	$5,054,393,746
Undistributed net investment income	3,628,227	564,931	557,033
Accumulated net realized loss	(1,928,835,691)	(1,343,985,521)	(816,672,980)
Net unrealized appreciation	352,094,463	1,582,078,145	264,117,154

NET ASSETS	$29,994,594,097	$7,167,163,449	$4,502,394,953

Shares outstanding[b]	212,300,000	95,050,000	69,300,000

Net asset value per share	$141.28	$75.40	$64.97

[a]	Securities on loan with values of $574,660,265, $146,885,682 and $82,398,288, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2012

	iShares S&P 500 Index Fund	iShares S&P 500 Growth Index Fund	iShares S&P 500 Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$572,079,866	$117,365,619	$101,271,016
Dividends — affiliated (Note 2)	2,984,385	465,660	637,922
Interest — affiliated (Note 2)	8,091	1,906	1,507
Securities lending income — affiliated (Note 2)	3,468,036	576,353	646,451

Total investment income	578,540,378	118,409,538	102,556,896

EXPENSES
Investment advisory fees (Note 2)	25,507,376	11,590,663	7,457,889

Total expenses	25,507,376	11,590,663	7,457,889

Net investment income	553,033,002	106,818,875	95,099,007

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(573,814,119)	(225,670,932)	(241,261,243)
Investments — affiliated (Note 2)	(661,497)	(47,193)	(1,161,866)
In-kind redemptions — unaffiliated	1,276,765,280	198,418,512	179,354,062
In-kind redemptions — affiliated (Note 2)	730,249	3,444	271,288

Net realized gain (loss)	703,019,913	(27,296,169)	(62,797,759)

Net change in unrealized appreciation/depreciation	995,612,589	651,608,500	158,186,460

Net realized and unrealized gain	1,698,632,502	624,312,331	95,388,701

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,251,665,504	$731,131,206	$190,487,708

See notes to financial statements.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 500 Index Fund		iShares S&P 500 Growth Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$553,033,002	$466,223,218	$106,818,875	$81,952,202
Net realized gain (loss)	703,019,913	687,640,922	(27,296,169)	116,115,657
Net change in unrealized appreciation/depreciation	995,612,589	2,433,869,532	651,608,500	619,361,036

Net increase in net assets resulting from operations	2,251,665,504	3,587,733,672	731,131,206	817,428,895

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(551,582,585)	(469,541,691)	(106,276,105)	(82,995,539)

Total distributions to shareholders	(551,582,585)	(469,541,691)	(106,276,105)	(82,995,539)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,692,699,206	10,304,557,377	1,146,780,439	828,917,913
Cost of shares redeemed	(8,423,570,010)	(9,179,316,473)	(784,971,195)	(1,007,692,958)

Net increase (decrease) in net assets from capital share transactions	1,269,129,196	1,125,240,904	361,809,244	(178,775,045)

INCREASE IN NET ASSETS	2,969,212,115	4,243,432,885	986,664,345	555,658,311

NET ASSETS
Beginning of year	27,025,381,982	22,781,949,097	6,180,499,104	5,624,840,793

End of year	$29,994,594,097	$27,025,381,982	$7,167,163,449	$6,180,499,104

Undistributed net investment income included in net assets at end of year	$3,628,227	$2,177,810	$564,931	$22,161

SHARES ISSUED AND REDEEMED
Shares sold	75,600,000	87,150,000	16,950,000	13,150,000
Shares redeemed	(66,500,000)	(78,050,000)	(11,900,000)	(17,000,000)

Net increase (decrease) in shares outstanding	9,100,000	9,100,000	5,050,000	(3,850,000)

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$95,099,007	$89,103,557
Net realized gain (loss)	(62,797,759)	119,015,208
Net change in unrealized appreciation/depreciation	158,186,460	334,672,843

Net increase in net assets resulting from operations	190,487,708	542,791,608

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(95,093,615)	(89,536,442)

Total distributions to shareholders	(95,093,615)	(89,536,442)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	923,541,567	930,101,734
Cost of shares redeemed	(1,083,832,652)	(808,992,539)

Net increase (decrease) in net assets from capital share transactions	(160,291,085)	121,109,195

INCREASE (DECREASE) IN NET ASSETS	(64,896,992)	574,364,361

NET ASSETS
Beginning of year	4,567,291,945	3,992,927,584

End of year	$4,502,394,953	$4,567,291,945

Undistributed net investment income included in net assets at end of year	$557,033	$551,641

SHARES ISSUED AND REDEEMED
Shares sold	16,000,000	15,700,000
Shares redeemed	(18,850,000)	(14,250,000)

Net increase (decrease) in shares outstanding	(2,850,000)	1,450,000

See notes to financial statements.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$133.00	$117.37	$80.00	$132.33	$142.17

Income from investment operations:
Net investment income[a]	2.63	2.33	2.15	2.64	2.75
Net realized and unrealized gain (loss)[b]	8.29	15.64	37.32	(52.44)	(9.75)

Total from investment operations	10.92	17.97	39.47	(49.80)	(7.00)

Less distributions from:
Net investment income	(2.64)	(2.34)	(2.10)	(2.53)	(2.84)

Total distributions	(2.64)	(2.34)	(2.10)	(2.53)	(2.84)

Net asset value, end of year	$141.28	$133.00	$117.37	$80.00	$132.33

Total return	8.44%	15.54%	49.65%	(38.03)%	(5.11)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$29,994,594	$27,025,382	$22,781,949	$14,743,300	$16,435,015
Ratio of expenses to average net assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets	2.05%	1.96%	2.09%	2.48%	1.89%
Portfolio turnover rate[c]	5%	5%	7%	7%	4%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$68.67	$59.93	$41.91	$62.78	$64.63

Income from investment operations:
Net investment income[a]	1.13	0.93	0.81	0.77	0.80
Net realized and unrealized gain (loss)[b]	6.72	8.76	18.03	(20.90)	(1.86)

Total from investment operations	7.85	9.69	18.84	(20.13)	(1.06)

Less distributions from:
Net investment income	(1.12)	(0.95)	(0.82)	(0.74)	(0.79)

Total distributions	(1.12)	(0.95)	(0.82)	(0.74)	(0.79)

Net asset value, end of year	$75.40	$68.67	$59.93	$41.91	$62.78

Total return	11.62%	16.33%	45.16%	(32.25)%	(1.74)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,167,163	$6,180,499	$5,624,841	$4,585,034	$5,685,167
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	1.66%	1.51%	1.53%	1.44%	1.19%
Portfolio turnover rate[c]	23%	22%	33%	15%	26%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$63.30	$56.48	$37.45	$69.25	$77.50

Income from investment operations:
Net investment income[a]	1.37	1.27	1.24	1.83	1.86
Net realized and unrealized gain (loss)[b]	1.68	6.82	19.00	(31.82)	(8.24)

Total from investment operations	3.05	8.09	20.24	(29.99)	(6.38)

Less distributions from:
Net investment income	(1.38)	(1.27)	(1.21)	(1.81)	(1.87)

Total distributions	(1.38)	(1.27)	(1.21)	(1.81)	(1.87)

Net asset value, end of year	$64.97	$63.30	$56.48	$37.45	$69.25

Total return	5.08%	14.59%	54.46%	(43.95)%	(8.47)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,502,395	$4,567,292	$3,992,928	$2,449,246	$3,756,741
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	2.30%	2.24%	2.52%	3.41%	2.38%
Portfolio turnover rate[c]	22%	23%	40%	19%	20%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P 500	Diversified
S&P 500 Growth	Non-diversified
S&P 500 Value	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

As of March 31, 2012, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 500	0.0945%
S&P 500 Growth	0.18
S&P 500 Value	0.18

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended March 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 500	$1,867,404
S&P 500 Growth	310,344
S&P 500 Value	348,089

At the Special Meeting of the Board of Trustees held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2012, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest - affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
S&P 500
BlackRock Inc.	—	314,400	(78,388)	236,012	$48,358,859	$1,286,436	$(212,758)
PNC Financial Services Group Inc. (The)	1,174,285	485,635	(417,852)	1,242,068	80,100,965	1,697,949	281,510

					$128,459,824	$2,984,385	$68,752

S&P 500 Growth
BlackRock Inc.	—	116,272	(12,414)	103,858	$21,280,504	$465,660	$(43,749)

S&P 500 Value
BlackRock Inc.	—	25,072	(25,072)	—	$—	$83,622	$(664,713)
PNC Financial Services Group Inc. (The)	401,289	108,890	(103,361)	406,818	26,235,693	554,300	(225,865)

					$26,235,693	$637,922	$(890,578)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
S&P 500	$1,356,450,882	$1,346,381,310
S&P 500 Growth	1,492,161,410	1,490,370,495
S&P 500 Value	912,760,735	913,552,339

In-kind transactions (see Note 4) for the year ended March 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 500	$9,673,037,603	$8,406,195,132
S&P 500 Growth	1,144,574,313	783,548,162
S&P 500 Value	921,444,810	1,082,782,534

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of March 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of March 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31,

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® TRUST

2012, attributable to the expiration of capital loss carryforwards and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Index Fund	Paid-in Capital	Undistributed Net Realized Gain/Accumulated Net Realized Loss
S&P 500	$774,541,855	$(774,541,855)
S&P 500 Growth	169,270,716	(169,270,716)
S&P 500 Value	9,072,389	(9,072,389)

The tax character of distributions paid during the years ended March 31, 2012 and March 31, 2011 was as follows:

iShares Index Fund	2012	2011
S&P 500
Ordinary income	$551,582,585	$469,541,691

S&P 500 Growth
Ordinary income	$106,276,105	$82,995,539

S&P 500 Value
Ordinary income	$95,093,615	$89,536,442

As of March 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)[a]	Qualified Late-Year Losses[b]	Total
S&P 500	$3,628,227	$(1,111,909,308)	$(408,672,269)	$(56,159,651)	$(1,573,113,001)
S&P 500 Growth	564,931	(1,064,827,679)	1,518,919,251	(215,998,948)	238,657,555
S&P 500 Value	557,033	(485,491,382)	(53,689,044)	(13,375,400)	(551,998,793)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2013.

As of March 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring[a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 500	$66,013,008	$—	$41,594,450	$—	$365,510,732	$559,115,228	$79,675,890	$1,111,909,308
S&P 500 Growth	51,772,055	2,989,823	40,360,646	—	112,834,240	486,334,136	370,536,779	1,064,827,679
S&P 500 Value	10,320,754	—	—	429,512	117,035,158	302,437,779	55,268,179	485,491,382

[a]	Must be utilized prior to losses subject to expiration.

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500	$30,977,158,794	$3,294,997,020	$(3,703,669,289)	$(408,672,269)
S&P 500 Growth	5,795,437,471	1,668,064,521	(149,145,270)	1,518,919,251
S&P 500 Value	4,635,198,463	559,203,714	(612,892,758)	(53,689,044)

Management has reviewed the tax positions as of March 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	35

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P 500 Index Fund, iShares S&P 500 Growth Index Fund and iShares S&P 500 Value Index Fund (the “Funds”), at March 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2012

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2012 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
S&P 500	99.95%
S&P 500 Growth	100.00
S&P 500 Value	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2012:

iShares Index Fund	Qualified Dividend Income
S&P 500	$551,582,585
S&P 500 Growth	106,276,105
S&P 500 Value	95,093,615

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	37

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P 500	$2.61302	$—	$0.02452	$2.63754	99%	—%	1%	100%
S&P 500 Growth	1.10904	—	0.01120	1.12024	99	—	1	100
S&P 500 Value	1.36992	—	0.01243	1.38235	99	—	1	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 500 Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,301	98.47
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5%	1	0.08

	1,321	100.00%

iShares S&P 500 Growth Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	6	0.45
Between 0.5% and –0.5%	1,300	98.41
Less than –0.5% and Greater than –1.0%	7	0.53
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5%	2	0.15

	1,321	100.00%

SUPPLEMENTAL INFORMATION	39

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P 500 Value Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.15%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	10	0.75
Between 0.5% and –0.5%	1,299	98.33
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	1	0.08

	1,321	100.00%

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (46)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock, Inc. (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005- 2009); Chief Operating Officer of the Intermediary Investor and Exchange- Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	41

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001- 2011); Broadway Producer (2006- 2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2012); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and member (since 2011) of the Investment Committee, WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (68)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (50)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (47)	Trustee (since 2011).	Gregor G. Peterson Professor of Accounting and Senior Associate Dean for Academic Affairs, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

TRUSTEE AND OFFICER INFORMATION	43

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (59)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange- Traded Funds Complex (2007-2012), Associate General Counsel, BGI (2004-2009).

Matt Tucker (39)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	45

Notes:

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-32-0312

March 31, 2012

2012 Annual Report

iShares Trust

iShares Russell Top 200 Index Fund  |  IWL  |  NYSE Arca

iShares Russell Top 200 Growth Index Fund  |  IWY  |  NYSE Arca

iShares Russell Top 200 Value Index Fund  |  IWX  |  NYSE Arca

iShares Russell 1000 Index Fund  |  IWB  |  NYSE Arca

iShares Russell 1000 Growth Index Fund  |  IWF  |  NYSE Arca

iShares Russell 1000 Value Index Fund  |  IWD  |  NYSE Arca

iShares Russell 2000 Index Fund  |  IWM  |  NYSE Arca

iShares Russell 2000 Growth Index Fund  |  IWO  |  NYSE Arca

iShares Russell 2000 Value Index Fund  |  IWN  |  NYSE Arca

Management’s Discussions of Fund Performance

iSHARES® RUSSELL TOP 200 INDEX FUNDS

Performance as of March 31, 2012

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 3/31/12			Inception to 3/31/12			Inception to 3/31/12
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Top 200	9.67%	9.52%	9.88%	13.01%	13.00%	13.24%	36.17%	36.13%	36.82%
Russell Top 200 Growth	13.77%	13.80%	14.02%	16.07%	16.09%	16.34%	45.69%	45.73%	46.47%
Russell Top 200 Value	5.66%	5.55%	5.88%	9.93%	9.91%	10.17%	26.99%	26.95%	27.67%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the periods since inception are calculated from the inception date of each Fund (9/22/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (9/25/09), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUNDS

The iShares Russell Top 200 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Index (the “Index”). The Index is a float-adjusted capitalization weighted index that measures the performance of the largest capitalization sector of the U.S. equity market and includes securities issued by the approximately 200 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was 9.67%, net of fees, while the total return for the Index was 9.88%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Consumer Non-Cyclical	22.20%
Technology	17.15
Financial	13.76
Energy	12.05
Communications	11.54
Industrial	10.12
Consumer Cyclical	8.05
Basic Materials	2.77
Utilities	2.20
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
Apple Inc.	5.42%
Exxon Mobil Corp.	4.18
International Business Machines Corp.	2.47
Microsoft Corp.	2.34
Chevron Corp.	2.11
General Electric Co.	2.08
Procter & Gamble Co. (The)	1.83
AT&T Inc.	1.81
J.P. Morgan Chase & Co.	1.79
Johnson & Johnson	1.77

TOTAL	25.80%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUNDS

The iShares Russell Top 200 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Growth Index (the “Growth Index”). The Growth Index is a style factor weighted index that measures the performance of equity securities of Russell Top 200® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 13.77%, net of fees, while the total return for the Growth Index was 14.02%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets

Technology	29.11%
Consumer Non-Cyclical	22.51
Industrial	11.12
Consumer Cyclical	10.53
Energy	10.37
Communications	9.08
Basic Materials	3.88
Financial	3.21
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Apple Inc.	10.56%
Exxon Mobil Corp.	6.01
International Business Machines Corp.	4.82
Microsoft Corp.	4.56
Google Inc. Class A	3.07
Coca-Cola Co. (The)	2.79
Philip Morris International Inc.	2.72
QUALCOMM Inc.	2.16
Oracle Corp.	2.13
PepsiCo Inc.	2.00

TOTAL	40.82%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUNDS

The iShares Russell Top 200 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Value Index (the “Value Index”). The Value Index is a style factor weighted index that measures the performance of equity securities of Russell Top 200® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 5.66%, net of fees, while the total return for the Value Index was 5.88%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets

Financial	24.66%
Consumer Non-Cyclical	21.64
Communications	14.37
Energy	13.99
Industrial	9.02
Consumer Cyclical	5.41
Utilities	4.50
Technology	4.47
Basic Materials	1.77
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

General Electric Co.	4.25%
Chevron Corp.	4.05
AT&T Inc.	3.69
J.P. Morgan Chase & Co.	3.64
Pfizer Inc.	3.57
Procter & Gamble Co. (The)	3.49
Wells Fargo & Co.	3.12
Johnson & Johnson	2.87
Berkshire Hathaway Inc. Class B	2.83
Intel Corp.	2.80

TOTAL	34.31%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

After a difficult first half of the reporting period in which investors were faced with mixed economic data, the U.S. stock market posted strong gains for the third consecutive year, powered by improving corporate profits, low inflation and record-low interest rates. Investors were generally not deterred by rising gas prices, a trillion dollar federal budget deficit or the ongoing European financial crisis. But while markets were generally higher during the reporting period, most of the gains came in the fourth quarter of 2011 and the first quarter of 2012. Although still above 8%, U.S. unemployment fell to its lowest level in more than three years, while the economy added jobs nearly every month of the reporting period. However, quarterly GDP growth remained in the low single digits. Noting the weak economic recovery, the Federal Reserve Board pledged to keep interest rates at historically low levels until at least mid-2014.

The stock market was weak during the second and third quarters of 2011. By midsummer, the U.S. economy was on the verge of sliding back into recession and in August, Congress and the President deadlocked over the federal debt ceiling. As a result, for the first time in history, Standard & Poor’s Corp. downgraded the credit rating of the U.S. government from AAA to AA+. Meanwhile, Greece threatened to default on its government bonds and the contagion spread to Spain, Italy and France. Efforts by European monetary authorities were seen by many as ineffective. However, markets improved sharply in the second half of the reporting period as the U.S. unemployment rate steadily declined, corporate profits continued to advance, the Greece debt crisis appeared under control and consumer confidence began to rebound.

The information technology sector saw a boom in initial public offerings somewhat reminiscent of the dot-com era of the late 1990s as new companies rushed to go public. However, many of these same companies saw their shares decline after their IPOs, as investors demanded to see profits. Meanwhile, large capitalization technology stocks were benefiting from an improving economy, as customers that delayed

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUNDS

technology purchases during the recession were starting to invest in new generations of products. In addition, the big tech companies generally held huge cash reserves on their balance sheets.

Across the broad U.S. market (as defined by the Russell 3000 Index), large-capitalization stocks significantly outperformed their mid-cap and small-cap counterparts during the reporting period. In addition, as investors appeared willing to take on more risk in an improving economy, growth-oriented stocks outperformed their value counterparts.

Within the Index, seven out of ten sectors produced positive returns. The top two performers during the reporting period were information technology and health care stocks. The consumer discretionary and consumer staples sectors also contributed meaningfully to performance. The worst performing sector was energy, followed by financials and materials.

The Growth Index also saw strong performance from information technology, followed by consumer staples and consumer discretionary stocks. However, the energy and materials sectors produced negative results for the reporting period.

Within the Value Index, health care and consumer staples stocks were the top contributors in terms of performance, followed by information technology and consumer discretionary. However, the financials, energy and materials sectors produced negative results for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussions of Fund Performance

iSHARES® RUSSELL 1000 INDEX FUNDS

Performance as of March 31, 2011

	Average Annual Total Returns
	Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	7.70%	7.65%	7.86%	2.10%	2.10%	2.19%	4.41%	4.43%	4.53%
Russell 1000 Growth	10.83%	10.76%	11.02%	4.93%	4.93%	5.10%	4.10%	4.11%	4.28%
Russell 1000 Value	4.60%	4.51%	4.79%	(0.91)%	(0.92)%	(0.81)%	4.42%	4.43%	4.58%

	Cumulative Total Returns
	Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	7.70%	7.65%	7.86%	10.95%	10.94%	11.43%	54.03%	54.19%	55.74%
Russell 1000 Growth	10.83%	10.76%	11.02%	27.20%	27.18%	28.24%	49.47%	49.66%	52.12%
Russell 1000 Value	4.60%	4.51%	4.79%	(4.48)%	(4.49)%	(3.97)%	54.14%	54.25%	56.42%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Index (the “Index”). The Index is a float-adjusted capitalization weighted index that measures the performance of the large-capitalization sector of the U.S. equity market and includes securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was 7.70%, net of fees, while the total return for the Index was 7.86%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Consumer Non-Cyclical	20.90%
Financial	15.24
Technology	14.95
Industrial	10.97
Energy	10.83
Communications	10.20
Consumer Cyclical	9.77
Basic Materials	3.59
Utilities	3.38
Diversified	0.04
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
Apple Inc.	3.83%
Exxon Mobil Corp.	2.95
International Business Machines Corp.	1.75
Microsoft Corp.	1.65
Chevron Corp.	1.49
General Electric Co.	1.47
Procter & Gamble Co. (The)	1.30
AT&T Inc.	1.28
J.P. Morgan Chase & Co.	1.26
Johnson & Johnson	1.25

TOTAL	18.23%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Growth Index (the “Growth Index”). The Growth Index measures the performance of equity securities of Russell 1000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 10.83%, net of fees, while the total return for the Growth Index was 11.02%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets

Technology	24.74%
Consumer Non-Cyclical	22.24
Consumer Cyclical	12.52
Industrial	12.26
Energy	10.01
Communications	9.17
Basic Materials	4.82
Financial	4.06
Utilities	0.07
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

Apple Inc.	7.54%
Exxon Mobil Corp.	4.29
International Business Machines Corp.	3.44
Microsoft Corp.	3.26
Google Inc. Class A	2.20
Coca-Cola Co. (The)	1.99
Philip Morris International Inc.	1.94
QUALCOMM Inc.	1.54
Oracle Corp.	1.52
PepsiCo Inc.	1.43

TOTAL	29.15%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Value Index (the “Value Index”). The Value Index measures the performance of equity securities of Russell 1000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 4.60%, net of fees, while the total return for the Value Index was 4.79%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets

Financial	26.79%
Consumer Non-Cyclical	19.52
Energy	11.67
Communications	11.27
Industrial	9.65
Consumer Cyclical	6.91
Utilities	6.79
Technology	4.84
Basic Materials	2.32
Diversified	0.07
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets

General Electric Co.	2.99%
Chevron Corp.	2.86
AT&T Inc.	2.60
J.P. Morgan Chase & Co.	2.57
Pfizer Inc.	2.51
Procter & Gamble Co. (The)	2.46
Wells Fargo & Co.	2.19
Johnson & Johnson	2.02
Berkshire Hathaway Inc. Class B	2.00
Intel Corp.	1.97

TOTAL	24.17%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

After a difficult first half of the reporting period in which investors were faced with mixed economic data, the U.S. stock market posted strong gains for the third consecutive year, powered by improving corporate profits, low inflation and record-low interest rates. Investors were generally not deterred by rising gas prices, a trillion dollar federal budget deficit or the ongoing European financial crisis. But while markets were generally higher during the reporting period, most of the gains came in the fourth quarter of 2011 and the first quarter of 2012. Although still above 8%, U.S. unemployment fell to its lowest level in more than three years, while the economy added jobs nearly every month of the reporting period. However, quarterly GDP growth remained in the low single digits. Noting the weak economic recovery, the Federal Reserve Board pledged to keep interest rates at historically low levels until at least mid-2014.

The stock market was weak during the second and third quarters of 2011. By midsummer, the U.S. economy was on the verge of sliding back into recession and in August, Congress and the President deadlocked over the federal debt ceiling. As a result, for the first time in history, Standard & Poor’s Corp. downgraded the credit rating of the U.S. government from AAA to AA+. Meanwhile, Greece threatened to default on its government bonds and the contagion spread to Spain, Italy and France. Efforts by European monetary authorities were seen by many as ineffective. However, markets improved sharply in the second half of the reporting period as the U.S. unemployment rate steadily declined, corporate profits continued to advance, the Greece debt crisis appeared under control and consumer confidence began to rebound.

The information technology sector saw a boom in initial public offerings somewhat reminiscent of the dot-com era of the late 1990s as new companies rushed to go public. However, many of these same companies saw their shares decline after their IPOs, as investors demanded

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

to see profits. Technology stocks were benefiting from an improving economy, as customers that delayed technology purchases during the recession were starting to invest in new generations of products. Meanwhile, health care stocks rallied as the U.S. Supreme Court tackled portions of the Affordable Care Act that appeared to have a negative impact on the industry. In addition, the environment for consumer stocks was positive, as consumer spending was significantly stronger as the reporting period came to a close.

Across the broad U.S. market (as defined by the Russell 3000 Index), large- and mid-capitalization stocks both significantly outperformed their small-cap counterparts during the reporting period. In addition, as investors appeared willing to take on more risk in an improving economy, growth-oriented stocks outperformed their value counterparts.

Within the Index, seven out of ten sectors produced positive returns. The top three positive contributors to results for the reporting period were information technology, health care and consumer discretionary stocks. The worst performer was the energy sector, followed by the financials and materials sectors.

The Growth Index also saw strong performance for the reporting period from the information technology sector, followed by consumer discretionary and consumer staples stocks. However, the energy and materials sectors produced negative results.

Within the Value Index, the health care and consumer staples sectors were the top contributors, followed by the consumer discretionary, information technology and utilities sectors. However, the financials, energy and materials sectors produced negative results for the reporting period.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance

iSHARES® RUSSELL 2000 INDEX FUNDS

Performance as of March 31, 2012

	Average Annual Total Returns
	Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	(0.18)%	(0.10)%	(0.18)%	2.18%	2.21%	2.13%	6.40%	6.43%	6.45%
Russell 2000 Growth	0.75%	0.79%	0.68%	4.17%	4.18%	4.15%	5.93%	5.93%	6.00%
Russell 2000 Value	(1.20)%	(1.15)%	(1.07)%	(0.05)%	(0.03)%	0.01%	6.45%	6.48%	6.59%

	Cumulative Total Returns
	Year Ended 3/31/12			Five Years Ended 3/31/12			Ten Years Ended 3/31/12
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	(0.18)%	(0.10)%	(0.18)%	11.36%	11.53%	11.12%	85.97%	86.48%	86.81%
Russell 2000 Growth	0.75%	0.79%	0.68%	22.65%	22.73%	22.57%	77.92%	77.90%	79.08%
Russell 2000 Value	(1.20)%	(1.15)%	(1.07)%	(0.26)%	(0.14)%	0.06%	86.83%	87.30%	89.39%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Index (the “Index”). The Index is a float-adjusted capitalization weighted index that measures the performance of the small-capitalization sector of the U.S. equity market and includes securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (0.18)%, net of fees, while the total return for the Index was (0.18)%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Financial	22.04%
Consumer Non-Cyclical	20.29
Consumer Cyclical	14.71
Industrial	14.27
Technology	9.78
Communications	6.05
Energy	5.64
Basic Materials	3.63
Utilities	3.29
Diversified	0.09
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
Parametric Technology Corp.	0.27%
American Campus Communities Inc.	0.27
Kilroy Realty Corp.	0.26
Nu Skin Enterprises Inc. Class A	0.26
Clean Harbors Inc.	0.26
Salix Pharmaceuticals Ltd.	0.25
WellCare Health Plans Inc.	0.25
Jack Henry & Associates Inc.	0.24
Home Properties Inc.	0.24
BioMed Realty Trust Inc.	0.24

TOTAL	2.54%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Growth Index (the “Growth Index”). The Growth Index measures the performance of equity securities of Russell 2000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 0.75%, net of fees, while the total return for the Growth Index was 0.68%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Consumer Non-Cyclical	28.40%
Consumer Cyclical	16.95
Industrial	14.93
Technology	13.95
Energy	7.78
Financial	7.31
Communications	7.24
Basic Materials	3.15
Utilities	0.14
Diversified	0.06
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
Parametric Technology Corp.	0.54%
Nu Skin Enterprises Inc. Class A	0.51
Clean Harbors Inc.	0.51
Salix Pharmaceuticals Ltd.	0.50
WellCare Health Plans Inc.	0.50
Jack Henry & Associates Inc.	0.48
Home Properties Inc.	0.48
Signature Bank	0.47
Ascena Retail Group Inc.	0.45
Mid-America Apartment Communities Inc.	0.44

TOTAL	4.88%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Value Index (the “Value Index”). The Value Index measures the performance of equity securities of Russell 2000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was (1.20)%, net of fees, while the total return for the Value Index was (1.07)%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Financial	36.95%
Industrial	13.63
Consumer Cyclical	12.50
Consumer Non-Cyclical	12.10
Utilities	6.47
Technology	5.58
Communications	4.84
Basic Materials	4.12
Energy	3.49
Diversified	0.11
Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
BioMed Realty Trust Inc.	0.48%
National Retail Properties Inc.	0.46
Hancock Holding Co.	0.44
ProAssurance Corp.	0.44
MFA Financial Inc.	0.43
Post Properties Inc.	0.41
Alaska Air Group Inc.	0.40
Cleco Corp.	0.40
LaSalle Hotel Properties	0.39
Piedmont Natural Gas Co.	0.36

TOTAL	4.21%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

After a difficult first half of the reporting period in which investors were faced with mixed economic data, the U.S. stock market posted strong gains for the third consecutive year, powered by improving corporate profits, low inflation and record-low interest rates. Investors were generally not deterred by rising gas prices, a trillion dollar federal budget deficit or the ongoing European financial crisis. But while markets were generally higher during the reporting period, most of the gains came in the fourth quarter of 2011 and the first quarter of 2012. Although still above 8%, U.S. unemployment fell to its lowest level in more than three years, while the economy added jobs nearly every month of the reporting period. However, quarterly GDP growth remained in the low single digits. Noting the weak economic recovery, the Federal Reserve Board pledged to keep interest rates at historically low levels until at least mid-2014.

The stock market was weak during the second and third quarters of 2011. By midsummer, the U.S. economy was on the verge of sliding back into recession and in August, Congress and the President deadlocked over the federal debt ceiling. As a result, for the first time in history, Standard & Poor’s Corp. downgraded the credit rating of the U.S. government from AAA to AA+. Meanwhile, Greece threatened to default on its government bonds and the contagion spread to Spain, Italy and France. Efforts by European monetary authorities were seen by many as ineffective. However, markets improved sharply in the second half of the reporting period as the U.S. unemployment rate steadily declined, corporate profits continued to advance, the Greece debt crisis appeared under control and consumer confidence began to rebound.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The financial sector benefited from an improving U.S. economy, as low interest rates and an increasing demand for loans benefited banks and other lenders. Health care stocks rallied as the U.S. Supreme Court tackled portions of the Affordable Care Act that appeared to have a negative impact on the industry. Meanwhile, companies continued to benefit from booming demand for services as the percentage of the U.S. population over 65 surged. In the consumer discretionary sector, consumer spending was significantly stronger than the same period a year ago, as retail sales rose an average of 4.3% in March 2012 compared to March 2011.

Across the broad U.S. market (as defined by the Russell 3000 Index), small-capitalization stocks significantly lagged their large-cap counterparts during the reporting period. In addition, growth-oriented stocks outperformed their value counterparts, as investors appeared willing to take on more risk in an improving economy.

Within the Index, five out of ten sectors produced positive returns. The top three performers during the reporting period were financials, health care and consumer discretionary stocks. The worst performing sector was energy, followed by information technology and materials.

The Growth Index also saw strong performance from health care, followed by consumer discretionary and consumer staples stocks. However, the energy and information technology sectors produced negative results for the reporting period.

Within the Value Index, financials and utilities stocks contributed positively to performance for the reporting period, followed by consumer discretionary stocks. However, the energy, information technology and industrials sectors produced negative results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/11 to 3/31/12)
Russell Top 200
Actual	$1,000.00	$1,258.60	0.15%	$0.85
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.15	0.76
Russell Top 200 Growth
Actual	1,000.00	1,264.50	0.20	1.13
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell Top 200 Value
Actual	1,000.00	1,252.20	0.20	1.13
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell 1000
Actual	1,000.00	1,261.30	0.15	0.85
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.15	0.76

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/11 to 3/31/12)
Russell 1000 Growth
Actual	$1,000.00	$1,267.00	0.20%	$1.13
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell 1000 Value
Actual	1,000.00	1,255.00	0.20	1.13
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell 2000
Actual	1,000.00	1,297.90	0.20	1.15
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell 2000 Growth
Actual	1,000.00	1,303.00	0.25	1.44
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
Russell 2000 Value
Actual	1,000.00	1,292.60	0.25	1.43
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	21

Schedule of Investments

iSHARES® RUSSELL TOP 200 INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 2.09%
Boeing Co. (The)	9,187	$683,237
General Dynamics Corp.	4,137	303,573
Lockheed Martin Corp.	3,302	296,718
Northrop Grumman Corp.	3,261	199,182
Raytheon Co.	4,444	234,554
United Technologies Corp.	11,414	946,677

		2,663,941
AGRICULTURE — 2.52%
Altria Group Inc.	26,102	805,769
Archer-Daniels-Midland Co.	8,411	266,292
Philip Morris International Inc.	22,162	1,963,775
Reynolds American Inc.	4,178	173,136

		3,208,972
APPAREL — 0.60%
Coach Inc.	3,655	282,458
Nike Inc. Class B	4,458	483,426

		765,884
AUTO MANUFACTURERS — 0.81%
Ford Motor Co.	46,425	579,848
General Motors Co.[a]	9,514	244,034
PACCAR Inc.	4,551	213,124

		1,037,006
AUTO PARTS & EQUIPMENT — 0.22%
Johnson Controls Inc.	8,445	274,294

		274,294
BANKS — 8.35%
Bank of America Corp.	136,741	1,308,611
Bank of New York Mellon Corp. (The)	15,456	372,953
BB&T Corp.	8,647	271,429
Capital One Financial Corp.	6,211	346,201
Citigroup Inc.	36,224	1,323,987
Goldman Sachs Group Inc. (The)	6,456	802,933
J.P. Morgan Chase & Co.	49,517	2,276,792
Morgan Stanley	19,383	380,682
PNC Financial Services Group Inc. (The)[b]	6,546	422,152
State Street Corp.	6,277	285,604
U.S. Bancorp	24,046	761,777
Wells Fargo & Co.	61,295	2,092,611

		10,645,732

Security	Shares	Value

BEVERAGES — 2.46%
Coca-Cola Co. (The)	24,619	$1,822,052
PepsiCo Inc.	19,706	1,307,493

		3,129,545
BIOTECHNOLOGY — 1.54%
Amgen Inc.	9,915	674,121
Biogen Idec Inc.[a]	3,008	378,918
Celgene Corp.[a]	5,460	423,259
Gilead Sciences Inc.[a]	9,825	479,951

		1,956,249
CHEMICALS — 2.11%
Air Products and Chemicals Inc.	2,640	242,352
Dow Chemical Co. (The)	14,670	508,169
E.I. du Pont de Nemours and Co.	11,590	613,111
LyondellBasell Industries NV Class A	3,900	170,235
Monsanto Co.	6,688	533,435
Mosaic Co. (The)	3,432	189,755
Praxair Inc.	3,773	432,537

		2,689,594
COMMERCIAL SERVICES — 1.32%
Automatic Data Processing Inc.	6,217	343,116
MasterCard Inc. Class A	1,339	563,103
Visa Inc. Class A	6,526	770,068

		1,676,287
COMPUTERS — 10.02%
Accenture PLC Class A	8,060	519,870
Apple Inc.[a]	11,523	6,907,693
Cognizant Technology Solutions Corp. Class Aa	3,786	291,333
Dell Inc.[a]	20,389	338,457
EMC Corp.[a]	25,623	765,615
Hewlett-Packard Co.	24,726	589,221
International Business Machines Corp.	15,093	3,149,155
NetApp Inc.[a]	4,568	204,509

		12,765,853
COSMETICS & PERSONAL CARE — 2.44%
Colgate-Palmolive Co.	6,091	595,578
Estee Lauder Companies Inc. (The) Class A	2,816	174,423
Procter & Gamble Co. (The)	34,783	2,337,765

		3,107,766

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

March 31, 2012

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.28%
American Express Co.	13,084	$757,040
BlackRock Inc.[b]	1,067	218,628
Charles Schwab Corp. (The)	13,013	186,997
CME Group Inc.	836	241,880
Franklin Resources Inc.	1,805	223,874

		1,628,419
ELECTRIC — 2.20%
American Electric Power Co. Inc.	5,998	231,403
Dominion Resources Inc.	7,162	366,766
Duke Energy Corp.	16,561	347,947
Exelon Corp.	10,405	407,980
FirstEnergy Corp.	5,207	237,387
NextEra Energy Inc.	5,253	320,853
PG&E Corp.	5,232	227,121
Public Service Enterprise Group Inc.	6,283	192,323
Southern Co. (The)	10,597	476,123

		2,807,903
ELECTRICAL COMPONENTS & EQUIPMENT —0.38%
Emerson Electric Co.	9,388	489,866

		489,866
ELECTRONICS — 0.94%
Honeywell International Inc.	9,806	598,656
Thermo Fisher Scientific Inc.	4,770	268,933
Tyco International Ltd.	5,835	327,810

		1,195,399
ENVIRONMENTAL CONTROL — 0.16%
Waste Management Inc.	5,906	206,474

		206,474
FOOD — 1.30%
General Mills Inc.	7,945	313,430
Kellogg Co.	3,071	164,698
Kraft Foods Inc. Class A	20,601	783,044
Kroger Co. (The)	7,145	173,123
Sysco Corp.	7,281	217,411

		1,651,706
HEALTH CARE — PRODUCTS — 1.49%
Baxter International Inc.	7,094	424,079
Becton, Dickinson and Co.	2,726	211,674
Covidien PLC	6,169	337,321
Medtronic Inc.	13,353	523,304

Security	Shares	Value

St. Jude Medical Inc.	4,104	$181,848
Stryker Corp.	3,905	216,650

		1,894,876
HEALTH CARE — SERVICES — 1.09%
Aetna Inc.	4,726	237,056
HCA Holdings Inc.	1,391	34,413
UnitedHealth Group Inc.	13,515	796,574
WellPoint Inc.	4,332	319,702

		1,387,745
HOUSEHOLD PRODUCTS & WARES — 0.28%
Kimberly-Clark Corp.	4,888	361,174

		361,174
INSURANCE — 3.28%
ACE Ltd.	4,200	307,440
Aflac Inc.	5,817	267,524
Allstate Corp. (The)	6,514	214,441
American International Group Inc.[a]	5,505	169,719
Berkshire Hathaway Inc. Class Ba	21,814	1,770,206
Chubb Corp. (The)	3,391	234,352
Loews Corp.	3,944	157,247
MetLife Inc.	10,215	381,530
Prudential Financial Inc.	6,047	383,320
Travelers Companies Inc. (The)	4,891	289,547

		4,175,326
INTERNET — 3.40%
Amazon.com Inc.[a]	4,535	918,383
eBay Inc.[a]	14,381	530,515
Google Inc. Class Aa	3,136	2,010,929
Priceline.com Inc.[a]	621	445,568
Symantec Corp.[a]	9,423	176,210
Yahoo! Inc.[a]	16,220	246,868

		4,328,473
LEISURE TIME — 0.13%
Carnival Corp.	5,322	170,730

		170,730
LODGING — 0.22%
Las Vegas Sands Corp.	4,947	284,799

		284,799
MACHINERY — 1.24%
Caterpillar Inc.	8,042	856,634
Cummins Inc.	2,441	293,017

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

March 31, 2012

Security	Shares	Value

Deere & Co.	5,243	$424,159

		1,573,810
MANUFACTURING — 3.25%
3M Co.	8,862	790,579
Danaher Corp.	6,831	382,536
General Electric Co.	132,156	2,652,371
Illinois Tool Works Inc.	5,551	317,073

		4,142,559
MEDIA — 3.54%
CBS Corp. Class B NVS	8,337	282,708
Comcast Corp. Class A	34,401	1,032,374
DIRECTV Class Aa	8,774	432,909
News Corp. Class A NVS	26,907	529,799
Thomson Reuters Corp.	4,684	135,368
Time Warner Cable Inc.	3,973	323,799
Time Warner Inc.	12,493	471,611
Viacom Inc. Class B NVS	6,873	326,192
Walt Disney Co. (The)	22,326	977,432

		4,512,192
METAL FABRICATE & HARDWARE — 0.24%
Precision Castparts Corp.	1,784	308,454

		308,454
MINING — 0.66%
Alcoa Inc.	1,623	16,263
Freeport-McMoRan Copper & Gold Inc.	11,831	450,051
Newmont Mining Corp.	6,049	310,132
Southern Copper Corp.	2,125	67,384

		843,830
OIL & GAS — 10.21%
Anadarko Petroleum Corp.	6,208	486,335
Apache Corp.	4,786	480,706
Chesapeake Energy Corp.	8,289	192,056
Chevron Corp.	25,050	2,686,362
ConocoPhillips	16,549	1,257,889
Devon Energy Corp.	5,263	374,305
EOG Resources Inc.	3,341	371,185
Exxon Mobil Corp.	61,385	5,323,921
Hess Corp.	3,797	223,833
Marathon Oil Corp.	8,860	280,862
Marathon Petroleum Corp.	4,442	192,605
Occidental Petroleum Corp.	10,120	963,728
Southwestern Energy Co.[a]	4,339	132,773

Security	Shares	Value

WPX Energy Inc.[a]	2,433	$43,818

		13,010,378
OIL & GAS SERVICES — 1.60%
Halliburton Co.	12,375	410,726
National Oilwell Varco Inc.	5,631	447,496
Schlumberger Ltd.	16,913	1,182,726

		2,040,948
PHARMACEUTICALS — 7.76%
Abbott Laboratories	19,380	1,187,800
Allergan Inc.	3,793	361,966
Bristol-Myers Squibb Co.	21,283	718,301
Cardinal Health Inc.	4,371	188,434
Eli Lilly and Co.	12,761	513,886
Express Scripts Inc.[a]	6,074	329,089
Johnson & Johnson	34,158	2,253,062
McKesson Corp.	3,139	275,510
Medco Health Solutions Inc.[a]	4,975	349,743
Merck & Co. Inc.	38,463	1,476,979
Pfizer Inc.	98,458	2,231,058

		9,885,828
PIPELINES — 0.24%
Kinder Morgan Inc.	2,113	81,668
Williams Companies Inc. (The)	7,303	225,005

		306,673
REAL ESTATE INVESTMENT TRUSTS — 0.85%
American Tower Corp.	4,936	311,067
Public Storage	1,749	241,659
Simon Property Group Inc.	3,651	531,878

		1,084,604
RETAIL — 6.07%
Costco Wholesale Corp.	5,435	493,498
CVS Caremark Corp.	16,918	757,926
Home Depot Inc. (The)	19,894	1,000,867
Kohl’s Corp.	3,139	157,044
Lowe’s Companies Inc.	16,257	510,145
McDonald’s Corp.	12,933	1,268,727
Starbucks Corp.	9,358	523,019
Target Corp.	8,607	501,530
TJX Companies Inc. (The)	9,610	381,613
Wal-Mart Stores Inc.	22,115	1,353,438
Walgreen Co.	11,383	381,217

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

March 31, 2012

Security	Shares	Value

Yum! Brands Inc.	5,791	$412,203

		7,741,227
SEMICONDUCTORS — 3.23%
Applied Materials Inc.	16,426	204,340
Broadcom Corp. Class Aa	6,711	263,742
Intel Corp.	62,054	1,744,338
QUALCOMM Inc.	20,812	1,415,632
Texas Instruments Inc.	14,499	487,311

		4,115,363
SOFTWARE — 3.90%
Adobe Systems Inc.[a]	6,283	215,570
Microsoft Corp.	92,472	2,982,222
Oracle Corp.	47,863	1,395,685
Salesforce.com Inc.[a]	1,672	258,341
VMware Inc. Class Aa	1,063	119,449

		4,971,267
TELECOMMUNICATIONS — 4.60%
AT&T Inc.	73,796	2,304,649
CenturyLink Inc.	7,615	294,320
Cisco Systems Inc.	68,545	1,449,727
Corning Inc.	19,545	275,193
Motorola Solutions Inc.	3,506	178,210
Sprint Nextel Corp.[a]	1,896	5,404
Verizon Communications Inc.	35,256	1,347,837

		5,855,340
TRANSPORTATION — 1.82%
CSX Corp.	13,725	295,362
FedEx Corp.	3,927	361,127
Norfolk Southern Corp.	4,108	270,430
Union Pacific Corp.	6,108	656,488
United Parcel Service Inc. Class B	9,170	740,202

		2,323,609

TOTAL COMMON STOCKS
(Cost: $117,522,649)		127,220,095

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	133,580	$133,580

		133,580

TOTAL SHORT-TERM INVESTMENTS
(Cost: $133,580)		133,580

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $117,656,229)		127,353,675
Other Assets, Less Liabilities — 0.06%		75,953

NET ASSETS — 100.00%		$127,429,628

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.69%
Boeing Co. (The)	43,455	$3,231,748
Lockheed Martin Corp.	15,352	1,379,531
United Technologies Corp.	57,455	4,765,318

		9,376,597
AGRICULTURE — 3.72%
Altria Group Inc.	103,630	3,199,058
Philip Morris International Inc.	106,800	9,463,548
Reynolds American Inc.	6,795	281,585

		12,944,191
APPAREL — 1.17%
Coach Inc.	19,484	1,505,724
Nike Inc. Class B	23,691	2,569,052

		4,074,776
AUTO MANUFACTURERS — 0.82%
Ford Motor Co.	138,711	1,732,500
PACCAR Inc.	24,253	1,135,768

		2,868,268
AUTO PARTS & EQUIPMENT — 0.11%
Johnson Controls Inc.	11,408	370,532

		370,532
BANKS — 0.22%
Wells Fargo & Co.	22,820	779,075

		779,075
BEVERAGES — 4.78%
Coca-Cola Co. (The)	131,097	9,702,489
PepsiCo Inc.	104,888	6,959,319

		16,661,808
BIOTECHNOLOGY — 1.96%
Biogen Idec Inc.[a]	16,034	2,019,803
Celgene Corp.[a]	29,119	2,257,305
Gilead Sciences Inc.[a]	52,228	2,551,338

		6,828,446
CHEMICALS — 3.09%
Air Products and Chemicals Inc.	14,062	1,290,892
E.I. du Pont de Nemours and Co.	61,628	3,260,121
LyondellBasell Industries NV Class A	1,419	61,939
Monsanto Co.	35,566	2,836,744
Mosaic Co. (The)	18,299	1,011,752

Security	Shares	Value

Praxair Inc.	20,132	$2,307,932

		10,769,380
COMMERCIAL SERVICES — 1.76%
Automatic Data Processing Inc.	33,161	1,830,155
MasterCard Inc. Class A	7,118	2,993,404
Visa Inc. Class A	11,209	1,322,662

		6,146,221
COMPUTERS — 18.46%
Accenture PLC Class A	42,844	2,763,438
Apple Inc.[a]	61,364	36,785,877
Cognizant Technology Solutions Corp. Class Aa	20,190	1,553,620
Dell Inc.[a]	74,775	1,241,265
EMC Corp.[a]	136,536	4,079,696
International Business Machines Corp.	80,372	16,769,618
NetApp Inc.[a]	24,413	1,092,970

		64,286,484
COSMETICS & PERSONAL CARE — 1.33%
Colgate-Palmolive Co.	29,263	2,861,336
Estee Lauder Companies Inc. (The) Class A	14,975	927,552
Procter & Gamble Co. (The)	12,410	834,076

		4,622,964
DIVERSIFIED FINANCIAL SERVICES — 1.50%
American Express Co.	42,182	2,440,651
BlackRock Inc.[b]	2,813	576,384
Charles Schwab Corp. (The)	69,454	998,054
Franklin Resources Inc.	9,614	1,192,424

		5,207,513
ELECTRICAL COMPONENTS & EQUIPMENT —0.75%
Emerson Electric Co.	49,880	2,602,738

		2,602,738
ELECTRONICS — 0.92%
Honeywell International Inc.	52,224	3,188,275

		3,188,275
FOOD — 1.13%
General Mills Inc.	31,943	1,260,151
Kellogg Co.	15,266	818,716
Kroger Co. (The)	28,443	689,174
Sysco Corp.	38,703	1,155,671

		3,923,712

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value

HEALTH CARE — PRODUCTS — 2.48%
Baxter International Inc.	34,065	$2,036,406
Becton, Dickinson and Co.	14,517	1,127,245
Covidien PLC	17,549	959,579
Medtronic Inc.	61,285	2,401,759
St. Jude Medical Inc.	21,823	966,977
Stryker Corp.	20,805	1,154,262

		8,646,228
HEALTH CARE — SERVICES — 0.03%
HCA Holdings Inc.	4,529	112,047

		112,047
HOUSEHOLD PRODUCTS & WARES — 0.48%
Kimberly-Clark Corp.	22,839	1,687,574

		1,687,574
INTERNET — 5.87%
Amazon.com Inc.[a]	24,117	4,883,934
eBay Inc.[a]	41,759	1,540,489
Google Inc. Class Aa	16,701	10,709,349
Priceline.com Inc.[a]	3,294	2,363,445
Symantec Corp.[a]	50,091	936,702

		20,433,919
LODGING — 0.43%
Las Vegas Sands Corp.	26,026	1,498,317

		1,498,317
MACHINERY — 2.40%
Caterpillar Inc.	42,780	4,556,925
Cummins Inc.	13,022	1,563,161
Deere & Co.	27,851	2,253,146

		8,373,232
MANUFACTURING — 2.11%
3M Co.	41,636	3,714,348
Danaher Corp.	36,443	2,040,808
Illinois Tool Works Inc.	27,645	1,579,082

		7,334,238
MEDIA — 2.51%
CBS Corp. Class B NVS	6,845	232,114
Comcast Corp. Class A	79,792	2,394,558
DIRECTV Class Aa	46,822	2,310,198
Thomson Reuters Corp.	11,796	340,904
Time Warner Cable Inc.	21,176	1,725,844

Security	Shares	Value

Viacom Inc. Class B NVS	36,644	$1,739,124

		8,742,742
METAL FABRICATE & HARDWARE — 0.47%
Precision Castparts Corp.	9,519	1,645,835

		1,645,835
MINING — 0.79%
Freeport-McMoRan Copper & Gold Inc.	62,863	2,391,308
Southern Copper Corp.	11,366	360,416

		2,751,724
OIL & GAS — 7.76%
Anadarko Petroleum Corp.	5,019	393,188
Apache Corp.	7,322	735,422
Chevron Corp.	7,604	815,453
EOG Resources Inc.	17,813	1,979,024
Exxon Mobil Corp.	241,238	20,922,572
Occidental Petroleum Corp.	15,536	1,479,493
Southwestern Energy Co.[a]	23,111	707,197

		27,032,349
OIL & GAS SERVICES — 2.52%
Baker Hughes Inc.	11,455	480,423
Halliburton Co.	60,719	2,015,263
Schlumberger Ltd.	90,043	6,296,707

		8,792,393
PHARMACEUTICALS — 4.83%
Abbott Laboratories	96,847	5,935,753
Allergan Inc.	20,225	1,930,072
Cardinal Health Inc.	11,604	500,248
Eli Lilly and Co.	22,454	904,222
Express Scripts Inc.[a]	32,397	1,755,269
Johnson & Johnson	37,108	2,447,644
McKesson Corp.	16,731	1,468,480
Medco Health Solutions Inc.[a]	26,530	1,865,059

		16,806,747
PIPELINES — 0.09%
Kinder Morgan Inc.	7,726	298,610

		298,610
REAL ESTATE INVESTMENT TRUSTS — 1.49%
American Tower Corp.	26,320	1,658,686
Public Storage	8,779	1,212,995
Simon Property Group Inc.	15,906	2,317,186

		5,188,867

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value

RETAIL — 8.00%
Costco Wholesale Corp.	28,990	$2,632,292
Home Depot Inc. (The)	63,945	3,217,073
Kohl’s Corp.	14,214	711,127
McDonald’s Corp.	68,851	6,754,283
Starbucks Corp.	49,743	2,780,136
Target Corp.	2,434	141,829
TJX Companies Inc. (The)	51,243	2,034,860
Wal-Mart Stores Inc.	89,491	5,476,849
Walgreen Co.	57,347	1,920,551
Yum! Brands Inc.	30,894	2,199,035

		27,868,035
SEMICONDUCTORS — 3.06%
Applied Materials Inc.	5,519	68,656
Broadcom Corp. Class Aa	35,575	1,398,098
QUALCOMM Inc.	110,785	7,535,596
Texas Instruments Inc.	48,930	1,644,537

		10,646,887
SOFTWARE — 7.60%
Adobe Systems Inc.[a]	33,476	1,148,562
Microsoft Corp.	492,425	15,880,706
Oracle Corp.	254,875	7,432,155
Salesforce.com Inc.[a]	8,886	1,372,976
VMware Inc. Class Aa	5,624	631,969

		26,466,368
TELECOMMUNICATIONS — 0.70%
Juniper Networks Inc.[a]	35,317	808,053
Verizon Communications Inc.	42,429	1,622,061

		2,430,114
TRANSPORTATION — 1.78%
CSX Corp.	73,179	1,574,812
FedEx Corp.	1,220	112,191
Union Pacific Corp.	5,297	569,321
United Parcel Service Inc. Class B	48,755	3,935,504

		6,191,828

TOTAL COMMON STOCKS
(Cost: $312,766,009)		347,599,034

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	262,193	$262,193

		262,193

TOTAL SHORT-TERM INVESTMENTS
(Cost: $262,193)		262,193

TOTAL INVESTMENTS IN SECURITIES—99.88%
(Cost: $313,028,202)		347,861,227
Other Assets, Less Liabilities — 0.12%		411,117

NET ASSETS — 100.00%		$348,272,344

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 1.44%
Boeing Co. (The)	1,081	$80,394
General Dynamics Corp.	4,305	315,901
Lockheed Martin Corp.	434	38,999
Northrop Grumman Corp.	3,386	206,817
Raytheon Co.	4,608	243,210
United Technologies Corp.	642	53,248

		938,569
AGRICULTURE — 1.24%
Altria Group Inc.	6,879	212,355
Archer-Daniels-Midland Co.	8,757	277,247
Philip Morris International Inc.	2,189	193,967
Reynolds American Inc.	3,019	125,107

		808,676
AUTO MANUFACTURERS — 0.80%
Ford Motor Co.	21,197	264,751
General Motors Co.[a]	9,850	252,652

		517,403
AUTO PARTS & EQUIPMENT — 0.33%
Johnson Controls Inc.	6,567	213,296

		213,296
BANKS — 16.76%
Bank of America Corp.	139,076	1,330,957
Bank of New York Mellon Corp. (The)	16,091	388,276
BB&T Corp.	9,011	282,855
Capital One Financial Corp.	6,468	360,526
Citigroup Inc.	37,658	1,376,400
Goldman Sachs Group Inc. (The)	6,709	834,398
J.P. Morgan Chase & Co.	51,493	2,367,648
Morgan Stanley	20,017	393,134
PNC Financial Services Group Inc. (The)[b]	6,820	439,822
State Street Corp.	6,532	297,206
U.S. Bancorp	24,967	790,955
Wells Fargo & Co.	59,279	2,023,785

		10,885,962
BIOTECHNOLOGY — 1.08%
Amgen Inc.	10,315	701,317

		701,317

Security	Shares	Value

CHEMICALS — 1.07%
Dow Chemical Co. (The)	15,234	$527,706
LyondellBasell Industries NV Class A	3,782	165,084

		692,790
COMMERCIAL SERVICES — 0.83%
Visa Inc. Class A	4,588	541,384

		541,384
COMPUTERS — 1.08%
Dell Inc.[a]	5,238	86,951
Hewlett-Packard Co.	25,748	613,575

		700,526
COSMETICS & PERSONAL CARE — 3.58%
Colgate-Palmolive Co.	624	61,015
Procter & Gamble Co. (The)	33,748	2,268,203

		2,329,218
DIVERSIFIED FINANCIAL SERVICES —1.04%
American Express Co.	5,378	311,171
BlackRock Inc.[b]	563	115,359
CME Group Inc.	868	251,138

		677,668
ELECTRIC — 4.50%
American Electric Power Co. Inc.	6,232	240,431
Dominion Resources Inc.	7,462	382,129
Duke Energy Corp.	17,252	362,464
Exelon Corp.	10,828	424,566
FirstEnergy Corp.	5,419	247,052
NextEra Energy Inc.	5,468	333,985
PG&E Corp.	5,458	236,932
Public Service Enterprise Group Inc.	6,542	200,251
Southern Co. (The)	11,003	494,365

		2,922,175
ELECTRONICS — 0.96%
Thermo Fisher Scientific Inc.	4,966	279,983
Tyco International Ltd.	6,077	341,406

		621,389
ENVIRONMENTAL CONTROL — 0.33%
Waste Management Inc.	6,145	214,829

		214,829

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value

FOOD — 1.46%
General Mills Inc.	2,035	$80,281
Kellogg Co.	200	10,726
Kraft Foods Inc. Class A	21,413	813,908
Kroger Co. (The)	1,868	45,262

		950,177
HEALTH CARE — PRODUCTS — 0.44%
Baxter International Inc.	739	44,177
Covidien PLC	2,994	163,712
Medtronic Inc.	1,914	75,010

		282,899
HEALTH CARE — SERVICES — 2.16%
Aetna Inc.	4,541	227,776
HCA Holdings Inc.	578	14,300
UnitedHealth Group Inc.	14,040	827,518
WellPoint Inc.	4,508	332,690

		1,402,284
HOUSEHOLD PRODUCTS & WARES — 0.07%
Kimberly-Clark Corp.	631	46,625

		46,625
INSURANCE — 6.69%
ACE Ltd.	4,372	320,030
Aflac Inc.	6,061	278,745
Allstate Corp. (The)	6,765	222,704
American International Group Inc.[a]	5,745	177,118
Berkshire Hathaway Inc. Class Ba	22,684	1,840,807
Chubb Corp. (The)	3,525	243,613
Loews Corp.	4,118	164,185
MetLife Inc.	10,643	397,516
Prudential Financial Inc.	6,298	399,230
Travelers Companies Inc. (The)	5,094	301,565

		4,345,513
INTERNET — 0.75%
eBay Inc.[a]	6,781	250,151
Yahoo! Inc.[a]	15,728	239,380

		489,531
LEISURE TIME — 0.27%
Carnival Corp.	5,535	177,563

		177,563
MANUFACTURING — 4.43%
3M Co.	1,077	96,079

Security	Shares	Value

General Electric Co.	137,431	$2,758,240
Illinois Tool Works Inc.	379	21,649

		2,875,968
MEDIA — 4.59%
CBS Corp. Class B NVS	7,311	247,916
Comcast Corp. Class A	20,156	604,882
News Corp. Class A NVS	28,021	551,733
Thomson Reuters Corp.	2,574	74,389
Time Warner Inc.	12,970	489,617
Walt Disney Co. (The)	23,193	1,015,390

		2,983,927
MINING — 0.71%
Alcoa Inc.	13,784	138,115
Newmont Mining Corp.	6,303	323,155

		461,270
OIL & GAS — 12.69%
Anadarko Petroleum Corp.	5,467	428,285
Apache Corp.	3,538	355,357
Chesapeake Energy Corp.	8,509	197,153
Chevron Corp.	24,565	2,634,350
ConocoPhillips	17,206	1,307,828
Devon Energy Corp.	5,481	389,809
Exxon Mobil Corp.	16,725	1,450,559
Hess Corp.	3,925	231,379
Marathon Oil Corp.	9,228	292,528
Marathon Petroleum Corp.	4,614	200,063
Occidental Petroleum Corp.	7,500	714,225
WPX Energy Inc.[a]	2,521	45,403

		8,246,939
OIL & GAS SERVICES — 0.89%
Baker Hughes Inc.	3,399	142,554
National Oilwell Varco Inc.	5,482	435,655

		578,209
PHARMACEUTICALS — 10.77%
Abbott Laboratories	1,224	75,019
Bristol-Myers Squibb Co.	22,107	746,111
Cardinal Health Inc.	2,272	97,946
Eli Lilly and Co.	8,862	356,873
Johnson & Johnson	28,275	1,865,019
Merck & Co. Inc.	39,998	1,535,923
Pfizer Inc.	102,387	2,320,089

		6,996,980

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value

PIPELINES — 0.40%
Kinder Morgan Inc.	720	$27,828
Williams Companies Inc. (The)	7,622	234,834

		262,662
REAL ESTATE INVESTMENT TRUSTS — 0.18%
Public Storage	106	14,646
Simon Property Group Inc.	697	101,539

		116,185
RETAIL — 4.02%
CVS Caremark Corp.	17,571	787,181
Home Depot Inc. (The)	8,221	413,598
Kohl’s Corp.	510	25,515
Lowe’s Companies Inc.	16,873	529,475
Target Corp.	8,457	492,789
Wal-Mart Stores Inc.	5,519	337,763
Walgreen Co.	685	22,941

		2,609,262
SEMICONDUCTORS — 3.39%
Applied Materials Inc.	15,976	198,741
Intel Corp.	64,741	1,819,870
Texas Instruments Inc.	5,492	184,586

		2,203,197
TELECOMMUNICATIONS — 9.02%
AT&T Inc.	76,741	2,396,621
CenturyLink Inc.	7,927	306,379
Cisco Systems Inc.	71,274	1,507,445
Corning Inc.	20,344	286,444
Motorola Solutions Inc.	3,349	170,230
Sprint Nextel Corp.[a]	38,952	111,013
Verizon Communications Inc.	28,375	1,084,776

		5,862,908
TRANSPORTATION — 1.86%
FedEx Corp.	3,853	354,322
Norfolk Southern Corp.	4,278	281,621
Union Pacific Corp.	5,320	571,793

		1,207,736

TOTAL COMMON STOCKS
(Cost: $63,442,734)		64,865,037

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,c]	50,720	$50,720

		50,720

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,720)		50,720

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $63,493,454)		64,915,757
Other Assets, Less Liabilities — 0.09%		55,367

NET ASSETS — 100.00%		$64,971,124

NVS - Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$10,352,185	0.15%

		10,352,185	0.15
AEROSPACE & DEFENSE
Boeing Co. (The)	352,694	26,229,853	0.38
United Technologies Corp.	437,257	36,266,095	0.52
Other securities[a]		62,687,093	0.91

		125,183,041	1.81
AGRICULTURE
Altria Group Inc.	1,000,088	30,872,717	0.45
Philip Morris International Inc.	849,601	75,283,145	1.09
Other securities[a]		30,025,566	0.43

		136,181,428	1.97
AIRLINES
Other securities[a]		11,784,312	0.17

		11,784,312	0.17
APPAREL
Other securities[a]		44,771,106	0.65

		44,771,106	0.65
AUTO MANUFACTURERS
Other securities[a]		42,967,323	0.62

		42,967,323	0.62
AUTO PARTS & EQUIPMENT
Other securities[a]		28,851,478	0.42

		28,851,478	0.42
BANKS
Bank of America Corp.	5,129,647	49,090,722	0.71
Citigroup Inc.	1,388,296	50,742,219	0.73
Goldman Sachs Group Inc. (The)	247,345	30,762,298	0.45
J.P. Morgan Chase & Co.	1,898,355	87,286,363	1.26
PNC Financial Services Group Inc. (The)[b]	251,867	16,242,903	0.23
U.S. Bancorp	920,434	29,159,349	0.42
Wells Fargo & Co.	2,349,904	80,225,722	1.16
Other securities[a]		123,126,575	1.79

		466,636,151	6.75

Security	Shares	Value	% of Net Assets

BEVERAGES
Coca-Cola Co. (The)	943,819	$69,852,044	1.01%
PepsiCo Inc.	755,138	50,103,407	0.72
Other securities[a]		28,574,951	0.42

		148,530,402	2.15
BIOTECHNOLOGY
Other securities[a]		105,652,598	1.53

		105,652,598	1.53
BUILDING MATERIALS
Other securities[a]		9,360,436	0.14

		9,360,436	0.14
CHEMICALS
Other securities[a]		169,799,438	2.46

		169,799,438	2.46
COAL
Other securities[a]		11,951,753	0.17

		11,951,753	0.17
COMMERCIAL SERVICES
Visa Inc. Class A	249,824	29,479,232	0.43
Other securities[a]		95,915,574	1.38

		125,394,806	1.81
COMPUTERS
Apple Inc.[c]	441,785	264,836,854	3.83
EMC Corp.[c]	982,966	29,371,024	0.42
International Business Machines Corp.	578,631	120,731,358	1.75
Other securities[a]		109,697,684	1.59

		524,636,920	7.59
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	1,333,499	89,624,468	1.30
Other securities[a]		33,497,325	0.48

		123,121,793	1.78
DISTRIBUTION & WHOLESALE
Other securities[a]		28,656,973	0.41

		28,656,973	0.41
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	501,943	29,042,422	0.42
BlackRock Inc.[b]	40,964	8,393,524	0.12
Other securities[a]		88,029,158	1.28

		125,465,104	1.82

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ELECTRIC
Other securities[a]		$207,088,324	3.00%

		207,088,324	3.00
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		30,670,450	0.44

		30,670,450	0.44
ELECTRONICS
Other securities[a]		86,448,256	1.25

		86,448,256	1.25
ENGINEERING & CONSTRUCTION
Other securities[a]		17,593,751	0.25

		17,593,751	0.25
ENTERTAINMENT
Other securities[a]		8,172,843	0.12

		8,172,843	0.12
ENVIRONMENTAL CONTROL
Other securities[a]		18,847,606	0.27

		18,847,606	0.27
FOOD
Kraft Foods Inc. Class A	789,405	30,005,284	0.43
Other securities[a]		90,339,505	1.31

		120,344,789	1.74
FOREST PRODUCTS & PAPER
Other securities[a]		11,550,093	0.17

		11,550,093	0.17
GAS
Other securities[a]		21,865,427	0.32

		21,865,427	0.32
HAND & MACHINE TOOLS
Other securities[a]		12,673,287	0.18

		12,673,287	0.18
HEALTH CARE — PRODUCTS
Other securities[a]		132,890,458	1.92

		132,890,458	1.92
HEALTH CARE — SERVICES
UnitedHealth Group Inc.	517,589	30,506,696	0.44
Other securities[a]		65,292,330	0.95

		95,799,026	1.39

Security	Shares	Value	% of Net Assets

HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		$5,560,543	0.08%

		5,560,543	0.08
HOME BUILDERS
Other securities[a]		9,618,299	0.14

		9,618,299	0.14
HOME FURNISHINGS
Other securities[a]		6,939,334	0.10

		6,939,334	0.10
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		27,771,660	0.40

		27,771,660	0.40
HOUSEWARES
Other securities[a]		3,532,444	0.05

		3,532,444	0.05
INSURANCE
Berkshire Hathaway Inc. Class Bc	836,292	67,865,096	0.98
Other securities[a]		185,106,468	2.68

		252,971,564	3.66
INTERNET
Amazon.com Inc.[c,d]	173,626	35,161,001	0.51
Google Inc. Class Ac	120,231	77,096,926	1.12
Other securities[a]		86,724,000	1.25

		198,981,927	2.88
IRON & STEEL
Other securities[a]		21,672,088	0.31

		21,672,088	0.31
LEISURE TIME
Other securities[a]		16,897,182	0.24

		16,897,182	0.24
LODGING
Other securities[a]		31,479,162	0.46

		31,479,162	0.46
MACHINERY
Caterpillar Inc.	307,999	32,808,054	0.47
Other securities[a]		61,867,760	0.90

		94,675,814	1.37

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

MANUFACTURING
3M Co.	339,470	$30,284,119	0.44%
General Electric Co.	5,066,570	101,686,060	1.47
Other securities[a]		81,346,749	1.18

		213,316,928	3.09
MEDIA
Comcast Corp. Class A	1,317,544	39,539,495	0.57
Walt Disney Co. (The)	855,028	37,433,126	0.54
Other securities[a]		141,224,685	2.05

		218,197,306	3.16
METAL FABRICATE & HARDWARE
Other securities[a]		15,216,806	0.22

		15,216,806	0.22
MINING
Other securities[a]		45,271,643	0.65

		45,271,643	0.65
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		6,950,813	0.10

		6,950,813	0.10
OIL & GAS
Chevron Corp.	960,360	102,989,006	1.49
ConocoPhillips	634,311	48,213,979	0.70
Exxon Mobil Corp.	2,353,355	204,106,479	2.95
Occidental Petroleum Corp.	388,334	36,981,047	0.53
Other securities[a]		197,739,248	2.87

		590,029,759	8.54
OIL & GAS SERVICES
Schlumberger Ltd.	648,259	45,332,752	0.66
Other securities[a]		64,736,653	0.93

		110,069,405	1.59
PACKAGING & CONTAINERS
Other securities[a]		18,473,544	0.27

		18,473,544	0.27
PHARMACEUTICALS
Abbott Laboratories	742,538	45,510,154	0.66
Bristol-Myers Squibb Co.	815,010	27,506,587	0.40
Johnson & Johnson	1,309,533	86,376,797	1.25
Merck & Co. Inc.	1,474,562	56,623,181	0.82
Pfizer Inc.	3,774,629	85,533,093	1.24

Security	Shares	Value	% of Net Assets

Other securities[a]		$127,866,983	1.84%

		429,416,795	6.21
PIPELINES
Other securities[a]		36,663,838	0.53

		36,663,838	0.53
REAL ESTATE
Other securities[a]		6,743,049	0.10

		6,743,049	0.10
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		187,164,548	2.71

		187,164,548	2.71
RETAIL
CVS Caremark Corp.	647,778	29,020,454	0.42
Home Depot Inc. (The)	763,453	38,409,320	0.56
McDonald’s Corp.	495,689	48,627,091	0.70
Wal-Mart Stores Inc.	847,729	51,881,015	0.75
Other securities[a]		261,949,659	3.79

		429,887,539	6.22
SAVINGS & LOANS
Other securities[a]		11,144,936	0.16

		11,144,936	0.16
SEMICONDUCTORS
Intel Corp.	2,385,068	67,044,262	0.97
QUALCOMM Inc.	797,597	54,252,548	0.78
Other securities[a]		111,710,434	1.62

		233,007,244	3.37
SHIPBUILDING
Other securities[a]		929,987	0.01

		929,987	0.01
SOFTWARE
Microsoft Corp.	3,545,171	114,331,765	1.65
Oracle Corp.	1,834,938	53,506,792	0.77
Other securities[a]		101,347,907	1.47

		269,186,464	3.89
TELECOMMUNICATIONS
AT&T Inc.	2,829,137	88,353,948	1.28
Cisco Systems Inc.	2,627,614	55,574,036	0.80
Verizon Communications Inc.	1,351,537	51,669,260	0.75

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

Other securities[a]		$82,279,386	1.19%

		277,876,630	4.02
TEXTILES
Other securities[a]		3,879,876	0.06

		3,879,876	0.06
TOYS, GAMES & HOBBIES
Other securities[a]		7,614,804	0.11

		7,614,804	0.11
TRANSPORTATION
United Parcel Service Inc. Class B	351,001	28,332,801	0.41
Other securities[a]		85,787,304	1.24

		114,120,105	1.65
TRUCKING & LEASING
Other securities[a]		887,245	0.01

		887,245	0.01
WATER
Other securities[a]		4,336,119	0.06

		4,336,119	0.06

TOTAL COMMON STOCKS
(Cost: $ 6,758,431,362)		6,903,726,957	99.87

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,e,f]	174,976,554	$174,976,554	2.53%
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,e,f]	13,559,302	13,559,302	0.19
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,e]	8,253,674	8,253,674	0.12

		196,789,530	2.84

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 196,789,530)		196,789,530	2.84

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,955,220,892)		7,100,516,487	102.71
Other Assets, Less Liabilities		(187,680,703)	(2.71)

NET ASSETS		$6,912,835,784	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 5.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$38,053,233	0.23%

		38,053,233	0.23
AEROSPACE & DEFENSE
Boeing Co. (The)	1,486,047	110,517,315	0.66
United Technologies Corp.	1,964,838	162,963,664	0.98
Other securities[a]		105,219,289	0.63

		378,700,268	2.27
AGRICULTURE
Altria Group Inc.	3,543,865	109,399,113	0.66
Philip Morris International Inc.	3,652,320	323,632,075	1.94
Other securities[a]		15,504,473	0.09

		448,535,661	2.69
AIRLINES
Other securities[a]		32,429,375	0.19

		32,429,375	0.19
APPAREL
Nike Inc. Class B	810,167	87,854,509	0.53
Other securities[a]		96,092,746	0.57

		183,947,255	1.10
AUTO MANUFACTURERS
Other securities[a]		106,075,058	0.64

		106,075,058	0.64
AUTO PARTS & EQUIPMENT
Other securities[a]		52,789,208	0.32

		52,789,208	0.32
BANKS
Other securities[a]		26,675,255	0.16

		26,675,255	0.16
BEVERAGES
Coca-Cola Co. (The)	4,483,265	331,806,443	1.99
PepsiCo Inc.	3,586,948	237,994,000	1.43
Other securities[a]		84,571,562	0.50

		654,372,005	3.92
BIOTECHNOLOGY
Biogen Idec Inc.[b]	548,324	69,072,374	0.41
Celgene Corp.[b]	995,788	77,193,486	0.46

Security	Shares	Value	% of Net Assets

Gilead Sciences Inc.[b]	1,786,043	$87,248,201	0.52%
Other securities[a]		120,539,155	0.73

		354,053,216	2.12
BUILDING MATERIALS
Other securities[a]		20,131,592	0.12

		20,131,592	0.12
CHEMICALS
E.I. du Pont de Nemours and Co.	2,107,489	111,486,168	0.67
Monsanto Co.	1,216,287	97,011,051	0.58
Praxair Inc.	688,464	78,925,513	0.47
Other securities[a]		343,687,740	2.06

		631,110,472	3.78
COAL
Other securities[a]		48,634,333	0.29

		48,634,333	0.29
COMMERCIAL SERVICES
MasterCard Inc. Class A	243,271	102,305,186	0.61
Other securities[a]		308,168,039	1.85

		410,473,225	2.46
COMPUTERS
Accenture PLC Class A	1,465,148	94,502,046	0.57
Apple Inc.[b]	2,098,531	1,258,006,378	7.54
EMC Corp.[b]	4,669,206	139,515,875	0.84
International Business Machines Corp.	2,748,552	573,485,375	3.44
Other securities[a]		212,375,119	1.26

		2,277,884,793	13.65
COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	1,000,719	97,850,304	0.59
Other securities[a]		79,142,896	0.47

		176,993,200	1.06
DISTRIBUTION & WHOLESALE
Other securities[a]		100,646,374	0.60

		100,646,374	0.60
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,442,493	83,462,645	0.50
BlackRock Inc.[c]	96,146	19,700,315	0.12
Other securities[a]		199,938,167	1.20

		303,101,127	1.82

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ELECTRIC
Other securities[a]		$10,224,087	0.06%

		10,224,087	0.06
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	1,705,752	89,006,139	0.53
Other securities[a]		19,690,065	0.12

		108,696,204	0.65
ELECTRONICS
Honeywell International Inc.	1,785,940	109,031,637	0.65
Other securities[a]		140,411,021	0.85

		249,442,658	1.50
ENGINEERING & CONSTRUCTION
Other securities[a]		38,868,274	0.23

		38,868,274	0.23
ENTERTAINMENT
Other securities[a]		17,241,751	0.10

		17,241,751	0.10
ENVIRONMENTAL CONTROL
Other securities[a]		24,537,585	0.15

		24,537,585	0.15
FOOD
Other securities[a]		268,442,304	1.61

		268,442,304	1.61
FOREST PRODUCTS & PAPER
Other securities[a]		7,404,907	0.04

		7,404,907	0.04
HAND & MACHINE TOOLS
Other securities[a]		7,739,647	0.05

		7,739,647	0.05
HEALTH CARE — PRODUCTS
Baxter International Inc.	1,164,910	69,638,320	0.42
Medtronic Inc.	2,095,798	82,134,324	0.49
Other securities[a]		327,890,133	1.97

		479,662,777	2.88
HEALTH CARE — SERVICES
Other securities[a]		104,862,609	0.63

		104,862,609	0.63

Security	Shares	Value	% of Net Assets

HOME FURNISHINGS
Other securities[a]		$17,123,782	0.10%

		17,123,782	0.10
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		81,382,483	0.49

		81,382,483	0.49
HOUSEWARES
Other securities[a]		4,989,006	0.03

		4,989,006	0.03
INSURANCE
Other securities[a]		5,636,082	0.03

		5,636,082	0.03
INTERNET
Amazon.com Inc.[b]	824,761	167,022,350	1.00
Google Inc. Class Ab	571,133	366,233,325	2.20
Priceline.com Inc.[b]	112,670	80,840,725	0.48
Other securities[a]		198,702,073	1.19

		812,798,473	4.87
IRON & STEEL
Other securities[a]		45,674,403	0.27

		45,674,403	0.27
LEISURE TIME
Other securities[a]		41,959,554	0.25

		41,959,554	0.25
LODGING
Other securities[a]		119,419,335	0.72

		119,419,335	0.72
MACHINERY
Caterpillar Inc.	1,462,989	155,837,588	0.93
Deere & Co.	952,431	77,051,668	0.46
Other securities[a]		185,291,579	1.12

		418,180,835	2.51
MANUFACTURING
3M Co.	1,423,841	127,020,856	0.76
Danaher Corp.	1,246,227	69,788,712	0.42
Other securities[a]		181,397,915	1.09

		378,207,483	2.27
MEDIA
Comcast Corp. Class A	2,728,670	81,887,387	0.49

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

DIRECTV Class Ab	1,601,167	$79,001,580	0.47%
Other securities[a]		307,126,254	1.85

		468,015,221	2.81
METAL FABRICATE & HARDWARE
Other securities[a]		70,865,009	0.42

		70,865,009	0.42
MINING
Freeport-McMoRan Copper & Gold Inc.	2,149,721	81,775,387	0.49
Other securities[a]		38,700,642	0.23

		120,476,029	0.72
OIL & GAS
Exxon Mobil Corp.	8,249,874	715,511,572	4.29
Other securities[a]		438,170,506	2.63

		1,153,682,078	6.92
OIL & GAS SERVICES
Schlumberger Ltd.	3,079,285	215,334,400	1.29
Other securities[a]		192,341,456	1.15

		407,675,856	2.44
PACKAGING & CONTAINERS
Other securities[a]		50,030,006	0.30

		50,030,006	0.30
PHARMACEUTICALS
Abbott Laboratories	3,311,961	202,990,090	1.22
Johnson & Johnson	1,268,973	83,701,459	0.50
Other securities[a]		445,214,514	2.67

		731,906,063	4.39
PIPELINES
Other securities[a]		60,246,001	0.36

		60,246,001	0.36
REAL ESTATE
Other securities[a]		19,524,361	0.12

		19,524,361	0.12
REAL ESTATE INVESTMENT TRUSTS
Simon Property Group Inc.	543,899	79,235,206	0.47
Other securities[a]		239,306,739	1.44

		318,541,945	1.91

Security	Shares	Value	% of Net Assets

RETAIL
Costco Wholesale Corp.	991,366	$90,016,033	0.54%
Home Depot Inc. (The)	2,186,767	110,016,248	0.66
McDonald’s Corp.	2,354,548	230,981,159	1.38
Starbucks Corp.	1,701,053	95,071,852	0.57
TJX Companies Inc. (The)	1,752,372	69,586,692	0.42
Wal-Mart Stores Inc.	3,060,397	187,296,296	1.12
Yum! Brands Inc.	1,056,505	75,202,026	0.45
Other securities[a]		524,932,345	3.15

		1,383,102,651	8.29
SAVINGS & LOANS
Other securities[a]		2,876,117	0.02

		2,876,117	0.02
SEMICONDUCTORS
QUALCOMM Inc.	3,788,637	257,703,089	1.54
Other securities[a]		377,699,526	2.27

		635,402,615	3.81
SOFTWARE
Microsoft Corp.	16,839,988	543,089,613	3.26
Oracle Corp.	8,716,166	254,163,401	1.52
Other securities[a]		416,897,135	2.50

		1,214,150,149	7.28
TELECOMMUNICATIONS
Other securities[a]		210,812,825	1.26

		210,812,825	1.26
TOYS, GAMES & HOBBIES
Other securities[a]		29,340,712	0.18

		29,340,712	0.18
TRANSPORTATION
United Parcel Service Inc. Class B	1,667,314	134,585,586	0.81
Other securities[a]		165,162,712	0.99

		299,748,298	1.80
WATER
Other securities[a]		709,736	0.00

		709,736	0.00

TOTAL COMMON STOCKS
(Cost: $ 13,971,616,823)		16,664,205,561	99.89

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25% [c,d,e]	571,880,949	$571,880,949	3.43%
BlackRock Cash Funds: Prime, SL Agency Shares
0.24% [c,d,e]	44,316,261	44,316,261	0.26
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04% [c,d]	12,645,992	12,645,992	0.08

		628,843,202	3.77

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 628,843,202)		628,843,202	3.77

TOTAL INVESTMENTS IN SECURITIES
(Cost: $14,600,460,025)		17,293,048,763	103.66
Other Assets, Less Liabilities		(610,106,542)	(3.66)

NET ASSETS		$16,682,942,221	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$8,487,671	0.07%

		8,487,671	0.07
AEROSPACE & DEFENSE
Other securities[a]		164,172,568	1.34

		164,172,568	1.34
AGRICULTURE
Other securities[a]		150,675,959	1.23

		150,675,959	1.23
AIRLINES
Other securities[a]		17,825,420	0.15

		17,825,420	0.15
APPAREL
Other securities[a]		21,924,444	0.18

		21,924,444	0.18
AUTO MANUFACTURERS
Other securities[a]		74,652,242	0.61

		74,652,242	0.61
AUTO PARTS & EQUIPMENT
Other securities[a]		63,912,561	0.52

		63,912,561	0.52
BANKS
Bank of America Corp.	18,479,112	176,845,102	1.44
Bank of New York Mellon Corp. (The)	2,140,319	51,645,897	0.42
Capital One Financial Corp.	860,500	47,964,270	0.39
Citigroup Inc.	5,003,183	182,866,339	1.49
Goldman Sachs Group Inc. (The)	891,340	110,855,956	0.90
J.P. Morgan Chase & Co.	6,841,531	314,573,595	2.57
Morgan Stanley	2,662,094	52,283,526	0.43
PNC Financial Services Group Inc. (The)[b]	906,781	58,478,307	0.48
U.S. Bancorp	3,316,932	105,080,406	0.86
Wells Fargo & Co.	7,875,991	268,886,333	2.19
Other securities[a]		291,845,216	2.38

		1,661,324,947	13.55

Security	Shares	Value	% of Net Assets

BEVERAGES
Other securities[a]		$38,517,856	0.31%

		38,517,856	0.31
BIOTECHNOLOGY
Amgen Inc.	1,370,385	93,172,476	0.76
Other securities[a]		18,890,083	0.15

		112,062,559	0.91
BUILDING MATERIALS
Other securities[a]		18,742,556	0.15

		18,742,556	0.15
CHEMICALS
Dow Chemical Co. (The)	2,024,638	70,133,460	0.57
Other securities[a]		62,651,018	0.51

		132,784,478	1.08
COAL
Other securities[a]		6,086,449	0.05

		6,086,449	0.05
COMMERCIAL SERVICES
Visa Inc. Class A	609,664	71,940,352	0.59
Other securities[a]		68,711,801	0.56

		140,652,153	1.15
COMPUTERS
Hewlett-Packard Co.	3,420,898	81,519,999	0.67
Other securities[a]		80,945,602	0.66

		162,465,601	1.33
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	4,483,801	301,356,265	2.46
Other securities[a]		8,066,850	0.06

		309,423,115	2.52
DISTRIBUTION & WHOLESALE
Other securities[a]		26,832,547	0.22

		26,832,547	0.22
DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[b]	74,452	15,255,215	0.12
Other securities[a]		207,007,712	1.69

		222,262,927	1.81
ELECTRIC
Dominion Resources Inc.	992,550	50,828,485	0.41

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

Duke Energy Corp.	2,295,284	$48,223,917	0.39%
Exelon Corp.	1,439,917	56,459,146	0.46
Southern Co. (The)	1,462,608	65,714,977	0.54
Other securities[a]		517,276,791	4.23

		738,503,316	6.03
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		27,909,912	0.23

		27,909,912	0.23
ELECTRONICS
Other securities[a]		122,750,341	1.00

		122,750,341	1.00
ENGINEERING & CONSTRUCTION
Other securities[a]		34,022,782	0.28

		34,022,782	0.28
ENTERTAINMENT
Other securities[a]		16,503,276	0.13

		16,503,276	0.13
ENVIRONMENTAL CONTROL
Other securities[a]		49,192,557	0.40

		49,192,557	0.40
FOOD
Kraft Foods Inc. Class A	2,844,793	108,130,582	0.88
Other securities[a]		121,666,045	0.99

		229,796,627	1.87
FOREST PRODUCTS & PAPER
Other securities[a]		35,971,350	0.29

		35,971,350	0.29
GAS
Other securities[a]		78,880,955	0.64

		78,880,955	0.64
HAND & MACHINE TOOLS
Other securities[a]		39,579,465	0.32

		39,579,465	0.32
HEALTH CARE — PRODUCTS
Other securities[a]		115,317,695	0.94

		115,317,695	0.94
HEALTH CARE — SERVICES
UnitedHealth Group Inc.	1,865,251	109,937,894	0.90

Security	Shares	Value	% of Net Assets

Other securities[a]		$156,120,003	1.27%

		266,057,897	2.17
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		20,009,969	0.16

		20,009,969	0.16
HOME BUILDERS
Other securities[a]		34,571,523	0.28

		34,571,523	0.28
HOME FURNISHINGS
Other securities[a]		11,995,855	0.10

		11,995,855	0.10
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		38,228,661	0.31

		38,228,661	0.31
HOUSEWARES
Other securities[a]		8,916,381	0.07

		8,916,381	0.07
INSURANCE
Berkshire Hathaway Inc. Class Bc	3,013,888	244,577,011	2.00
MetLife Inc.	1,415,517	52,869,560	0.43
Prudential Financial Inc.	837,697	53,101,613	0.43
Other securities[a]		557,626,351	4.55

		908,174,535	7.41
INTERNET
Other securities[a]		100,320,776	0.82

		100,320,776	0.82
IRON & STEEL
Other securities[a]		43,516,030	0.36

		43,516,030	0.36
LEISURE TIME
Other securities[a]		28,831,698	0.24

		28,831,698	0.24
LODGING
Other securities[a]		22,727,824	0.19

		22,727,824	0.19
MACHINERY
Other securities[a]		24,118,026	0.20

		24,118,026	0.20

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

MANUFACTURING
General Electric Co.	18,259,570	$366,469,570	2.99%
Other securities[a]		115,358,384	0.94

		481,827,954	3.93
MEDIA
Comcast Corp. Class A	2,678,002	80,366,840	0.66
News Corp. Class A NVS	3,723,531	73,316,325	0.60
Time Warner Inc.	1,724,204	65,088,701	0.53
Walt Disney Co. (The)	3,081,335	134,900,846	1.10
Other securities[a]		77,568,586	0.63

		431,241,298	3.52
METAL FABRICATE & HARDWARE
Other securities[a]		1,184,373	0.01

		1,184,373	0.01
MINING
Other securities[a]		71,550,206	0.58

		71,550,206	0.58
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		24,948,486	0.20

		24,948,486	0.20
OIL & GAS
Anadarko Petroleum Corp.	727,006	56,953,650	0.46
Apache Corp.	470,738	47,280,925	0.39
Chevron Corp.	3,263,781	350,007,874	2.86
ConocoPhillips	2,285,925	173,753,159	1.42
Devon Energy Corp.	729,091	51,852,952	0.42
Exxon Mobil Corp.	2,222,052	192,718,570	1.57
Occidental Petroleum Corp.	996,398	94,886,982	0.77
Other securities[a]		283,705,882	2.32

		1,251,159,994	10.21
OIL & GAS SERVICES
National Oilwell Varco Inc.	729,002	57,933,789	0.47
Other securities[a]		29,476,749	0.24

		87,410,538	0.71
PACKAGING & CONTAINERS
Other securities[a]		28,665,762	0.23

		28,665,762	0.23

Security	Shares	Value	% of Net Assets

PHARMACEUTICALS
Bristol-Myers Squibb Co.	2,937,024	$99,124,560	0.81%
Eli Lilly and Co.	1,179,062	47,480,827	0.39
Johnson & Johnson	3,756,652	247,788,766	2.02
Merck & Co. Inc.	5,314,114	204,061,978	1.66
Pfizer Inc.	13,603,430	308,253,724	2.51
Other securities[a]		85,060,725	0.70

		991,770,580	8.09
PIPELINES
Other securities[a]		86,417,953	0.71

		86,417,953	0.71
REAL ESTATE
Other securities[a]		9,489,783	0.08

		9,489,783	0.08
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		432,853,885	3.53

		432,853,885	3.53
RETAIL
CVS Caremark Corp.	2,334,394	104,580,851	0.85
Home Depot Inc. (The)	1,093,345	55,006,187	0.45
Lowe’s Companies Inc.	2,242,422	70,367,202	0.57
Target Corp.	1,124,129	65,502,997	0.53
Other securities[a]		203,031,481	1.67

		498,488,718	4.07
SAVINGS & LOANS
Other securities[a]		38,131,723	0.31

		38,131,723	0.31
SEMICONDUCTORS
Intel Corp.	8,601,163	241,778,692	1.97
Other securities[a]		115,786,131	0.95

		357,564,823	2.92
SHIPBUILDING
Other securities[a]		3,398,831	0.03

		3,398,831	0.03
SOFTWARE
Other securities[a]		48,391,298	0.40

		48,391,298	0.40
TELECOMMUNICATIONS
AT&T Inc.	10,195,966	318,420,018	2.60

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

Cisco Systems Inc.	9,469,554	$200,281,067	1.63%
Verizon Communications Inc.	3,769,905	144,123,468	1.18
Other securities[a]		178,968,556	1.46

		841,793,109	6.87
TEXTILES
Other securities[a]		14,078,906	0.12

		14,078,906	0.12
TOYS, GAMES & HOBBIES
Other securities[a]		5,182,967	0.04

		5,182,967	0.04
TRANSPORTATION
Union Pacific Corp.	706,939	75,981,804	0.62
Other securities[a]		107,992,861	0.88

		183,974,665	1.50
TRUCKING & LEASING
Other securities[a]		3,214,046	0.03

		3,214,046	0.03
WATER
Other securities[a]		15,005,918	0.12

		15,005,918	0.12

TOTAL COMMON STOCKS
(Cost: $ 11,895,529,142)		12,236,449,320	99.83

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25% [b,d,e]	286,350,207	286,350,207	2.33
BlackRock Cash Funds: Prime, SL Agency Shares
0.24% [b,d,e]	22,189,881	22,189,881	0.18
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04% [b,d]	19,166,097	19,166,097	0.16

		327,706,185	2.67

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 327,706,185)		327,706,185	2.67

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $12,223,235,327)	$12,564,155,505	102.50%
Other Assets, Less Liabilities	(306,686,422)	(2.50)

NET ASSETS	$12,257,469,083	100.00%

NVS — Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$10,401,673	0.07%

		10,401,673	0.07
AEROSPACE & DEFENSE
Triumph Group Inc.	454,917	28,505,099	0.19
Other securities[a]		187,438,409	1.26

		215,943,508	1.45
AGRICULTURE
Other securities[a]		52,936,792	0.36

		52,936,792	0.36
AIRLINES
Alaska Air Group Inc.[b]	866,731	31,046,304	0.21
Other securities[a]		56,194,631	0.38

		87,240,935	0.59
APPAREL
Carter’s Inc.[b]	594,548	29,590,654	0.20
Warnaco Group Inc. (The)[b]	489,647	28,595,385	0.19
Other securities[a]		151,352,400	1.02

		209,538,439	1.41
AUTO MANUFACTURERS
Other securities[a]		8,538,885	0.06

		8,538,885	0.06
AUTO PARTS & EQUIPMENT
Other securities[a]		150,133,403	1.01

		150,133,403	1.01
BANKS
Hancock Holding Co.	922,989	32,775,339	0.22
Signature Bank[b]	557,244	35,128,662	0.24
SVB Financial Group[b,c]	518,743	33,375,925	0.22
Other securities[a]		847,633,313	5.70

		948,913,239	6.38
BEVERAGES
Other securities[a]		34,237,086	0.23

		34,237,086	0.23
BIOTECHNOLOGY
ARIAD Pharmaceuticals Inc.[b,c]	1,905,609	30,394,464	0.20

Security	Shares	Value	% of Net Assets

Cubist Pharmaceuticals Inc.[b,c]	761,307	$32,926,528	0.22%
Other securities[a]		280,214,486	1.89

		343,535,478	2.31
BUILDING MATERIALS
Other securities[a]		147,693,843	0.99

		147,693,843	0.99
CHEMICALS
Other securities[a]		272,082,970	1.83

		272,082,970	1.83
COAL
Other securities[a]		35,482,701	0.24

		35,482,701	0.24
COMMERCIAL SERVICES
HMS Holdings Corp.[b]	1,025,396	32,002,609	0.22
Sotheby’s	817,052	32,142,826	0.22
United Rentals Inc.[b,c]	756,018	32,425,612	0.22
Wright Express Corp.[b,c]	467,150	30,238,619	0.20
Other securities[a]		836,589,943	5.62

		963,399,609	6.48
COMPUTERS
Jack Henry & Associates Inc.	1,044,196	35,627,967	0.24
Other securities[a]		275,976,901	1.86

		311,604,868	2.10
COSMETICS & PERSONAL CARE
Other securities[a]		15,580,879	0.11

		15,580,879	0.11
DISTRIBUTION & WHOLESALE
Other securities[a]		150,127,023	1.01

		150,127,023	1.01
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		280,573,457	1.89

		280,573,457	1.89
ELECTRIC
Cleco Corp.	737,579	29,245,007	0.20
Other securities[a]		273,655,483	1.84

		302,900,490	2.04

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ELECTRICAL COMPONENTS & EQUIPMENT
Acuity Brands Inc.	523,818	$32,911,485	0.22%
Other securities[a]		120,993,398	0.82

		153,904,883	1.04
ELECTRONICS
Woodward Inc.	743,784	31,856,269	0.21
Other securities[a]		315,196,276	2.12

		347,052,545	2.33
ENERGY — ALTERNATE SOURCES
Other securities[a]		30,104,333	0.20

		30,104,333	0.20
ENGINEERING & CONSTRUCTION
Other securities[a]		103,920,317	0.70

		103,920,317	0.70
ENTERTAINMENT
Other securities[a]		139,570,511	0.94

		139,570,511	0.94
ENVIRONMENTAL CONTROL
Clean Harbors Inc.[b]	566,681	38,154,632	0.26
Other securities[a]		100,550,448	0.67

		138,705,080	0.93
FOOD
Other securities[a]		243,931,391	1.64

		243,931,391	1.64
FOREST PRODUCTS & PAPER
Other securities[a]		85,928,440	0.58

		85,928,440	0.58
GAS
Other securities[a]		146,324,728	0.98

		146,324,728	0.98
HAND & MACHINE TOOLS
Other securities[a]		13,848,977	0.09

		13,848,977	0.09
HEALTH CARE — PRODUCTS
Cepheid Inc.[b,c]	788,312	32,975,091	0.22
Other securities[a]		463,598,178	3.12

		496,573,269	3.34
HEALTH CARE — SERVICES
Centene Corp.[b]	604,470	29,600,896	0.20

Security	Shares	Value	% of Net Assets

WellCare Health Plans Inc.[b]	514,799	$37,003,752	0.25%
Other securities[a]		173,356,168	1.16

		239,960,816	1.61
HOLDING COMPANIES — DIVERSIFIED
BlackRock Kelso Capital Corp.[d]	875,995	8,602,271	0.06
Other securities[a]		120,126,885	0.81

		128,729,156	0.87
HOME BUILDERS
Other securities[a]		60,997,532	0.41

		60,997,532	0.41
HOME FURNISHINGS
Other securities[a]		77,312,842	0.52

		77,312,842	0.52
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		73,301,609	0.49

		73,301,609	0.49
HOUSEWARES
Other securities[a]		4,443,790	0.03

		4,443,790	0.03
INSURANCE
ProAssurance Corp.	369,830	32,585,721	0.22
Other securities[a]		371,170,739	2.50

		403,756,460	2.72
INTERNET
Other securities[a]		369,349,439	2.48

		369,349,439	2.48
IRON & STEEL
Other securities[a]		6,287,109	0.04

		6,287,109	0.04
LEISURE TIME
Other securities[a]		81,864,896	0.55

		81,864,896	0.55
LODGING
Other securities[a]		51,005,341	0.34

		51,005,341	0.34

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

MACHINERY
Other securities[a]		$239,165,501	1.61%

		239,165,501	1.61
MANUFACTURING
CLARCOR Inc.	609,796	29,934,886	0.20
Hexcel Corp.[b,c]	1,184,648	28,443,398	0.19
Other securities[a]		256,410,982	1.73

		314,789,266	2.12
MEDIA
Other securities[a]		100,385,312	0.68

		100,385,312	0.68
METAL FABRICATE & HARDWARE
Other securities[a]		114,909,458	0.77

		114,909,458	0.77
MINING
Other securities[a]		175,515,675	1.18

		175,515,675	1.18
OFFICE FURNISHINGS
Other securities[a]		58,921,068	0.40

		58,921,068	0.40
OIL & GAS
Berry Petroleum Co. Class A	623,418	29,381,690	0.20
Energy XXI (Bermuda) Ltd.[b,c]	910,936	32,893,899	0.22
Kodiak Oil & Gas Corp.[b,c]	3,116,338	31,038,727	0.21
Rosetta Resources Inc.[b,c]	640,992	31,254,770	0.21
Other securities[a]		396,401,899	2.66

		520,970,985	3.50
OIL & GAS SERVICES
Lufkin Industries Inc.	405,988	32,742,932	0.22
Other securities[a]		197,727,314	1.33

		230,470,246	1.55
PACKAGING & CONTAINERS
Other securities[a]		12,521,060	0.08

		12,521,060	0.08
PHARMACEUTICALS
Onyx Pharmaceuticals Inc.[b]	766,330	28,875,314	0.19
Salix Pharmaceuticals Ltd.[b,c]	706,384	37,085,160	0.25

Security	Shares	Value	% of Net Assets

Other securities[a]		$487,785,105	3.28%

		553,745,579	3.72
PIPELINES
Other securities[a]		21,490,538	0.14

		21,490,538	0.14
REAL ESTATE
Other securities[a]		36,224,422	0.24

		36,224,422	0.24
REAL ESTATE INVESTMENT TRUSTS
American Campus Communities Inc.	897,155	40,120,772	0.27
BioMed Realty Trust Inc.	1,860,679	35,315,687	0.24
CBL & Associates Properties Inc.[c]	1,794,537	33,952,640	0.23
Extra Space Storage Inc.	1,135,565	32,692,916	0.22
Highwoods Properties Inc.[c]	869,694	28,978,204	0.19
Home Properties Inc.[c]	581,016	35,447,786	0.24
Kilroy Realty Corp.[c]	826,208	38,509,555	0.26
LaSalle Hotel Properties	1,029,176	28,961,013	0.19
MFA Financial Inc.	4,306,766	32,171,542	0.22
Mid-America Apartment Communities Inc.	494,837	33,168,924	0.22
National Retail Properties Inc.[c]	1,263,390	34,351,574	0.23
PennyMac Mortgage Investment Trust[d]	363,630	6,788,972	0.05
Post Properties Inc.	640,923	30,033,652	0.20
Tanger Factory Outlet Centers Inc.	1,039,213	30,895,802	0.21
Other securities[a]		901,150,736	6.06

		1,342,539,775	9.03
RETAIL
Ascena Retail Group Inc.[b]	759,742	33,671,765	0.23
Nu Skin Enterprises Inc. Class A	662,708	38,377,420	0.26
World Fuel Services Corp.	856,431	35,113,671	0.24
Other securities[a]		959,609,393	6.44

		1,066,772,249	7.17
SAVINGS & LOANS
Other securities[a]		141,014,776	0.95

		141,014,776	0.95

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

SEMICONDUCTORS
Other securities[a]		$463,840,402	3.12%

		463,840,402	3.12
SOFTWARE
athenahealth Inc.[b,c]	421,788	31,262,927	0.21
Concur Technologies Inc.[b,c]	539,998	30,985,085	0.21
Parametric Technology Corp.[b]	1,440,658	40,251,985	0.27
Other securities[a]		576,333,822	3.88

		678,833,819	4.57
STORAGE & WAREHOUSING
Other securities[a]		13,476,607	0.09

		13,476,607	0.09
TELECOMMUNICATIONS
Other securities[a]		419,059,363	2.82

		419,059,363	2.82
TEXTILES
Other securities[a]		18,204,971	0.12

		18,204,971	0.12
TOYS, GAMES & HOBBIES
Other securities[a]		9,953,627	0.07

		9,953,627	0.07
TRANSPORTATION
Other securities[a]		289,037,189	1.94

		289,037,189	1.94
TRUCKING & LEASING
Other securities[a]		30,275,149	0.20

		30,275,149	0.20
VENTURE CAPITAL
Other securities[a]		9,047,674	0.06

		9,047,674	0.06
WATER
Other securities[a]		40,173,385	0.27

		40,173,385	0.27

TOTAL COMMON STOCKS
(Cost: $ 18,283,790,148)		14,839,076,838	99.79

Security	Shares	Value	% of Net Assets

RIGHTS

TRANSPORTATION
Other securities[a]		$345,592	0.00%

		345,592	0.00

TOTAL RIGHTS
(Cost: $ 0)		345,592	0.00

WARRANTS

OIL & GAS
Other securities[a]		14	0.00

		14	0.00

TOTAL WARRANTS
(Cost: $ 0)		14	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25% [d,e,f]	2,526,031,685	2,526,031,685	16.99
BlackRock Cash Funds: Prime, SL Agency Shares
0.24% [d,e,f]	195,747,522	195,747,522	1.31
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04% [d,e]	15,835,841	15,835,841	0.11

		2,737,615,048	18.41

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 2,737,615,048)		2,737,615,048	18.41

TOTAL INVESTMENTS IN SECURITIES
(Cost: $21,021,405,196)		17,577,037,492	118.20
Other Assets, Less Liabilities		(2,706,723,983)	(18.20)

NET ASSETS		$14,870,313,509	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2012

[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$2,546,070	0.06%

		2,546,070	0.06
AEROSPACE & DEFENSE
HEICO Corp.[b]	277,728	14,327,988	0.35
Other securities[a]		26,701,370	0.65

		41,029,358	1.00
AGRICULTURE
Other securities[a]		9,692,383	0.24

		9,692,383	0.24
AIRLINES
Other securities[a]		6,314,752	0.15

		6,314,752	0.15
APPAREL
Carter’s Inc.[c]	283,084	14,089,091	0.34
Other securities[a]		67,956,248	1.66

		82,045,339	2.00
AUTO MANUFACTURERS
Other securities[a]		4,721,815	0.12

		4,721,815	0.12
AUTO PARTS & EQUIPMENT
Dana Holding Corp.	916,334	14,203,177	0.35
Tenneco Inc.[b,c]	402,518	14,953,544	0.36
Other securities[a]		28,751,883	0.70

		57,908,604	1.41
BANKS
Signature Bank[c]	306,706	19,334,746	0.47
Other securities[a]		17,878,980	0.44

		37,213,726	0.91
BEVERAGES
Other securities[a]		15,559,219	0.38

		15,559,219	0.38
BIOTECHNOLOGY
ARIAD Pharmaceuticals Inc.[b,c]	1,048,867	16,729,429	0.41
Cubist Pharmaceuticals Inc.[c]	418,958	18,119,934	0.44
Other securities[a]		121,019,835	2.95

		155,869,198	3.80

Security	Shares	Value	% of Net Assets

BUILDING MATERIALS
Other securities[a]		$21,872,638	0.53%

		21,872,638	0.53
CHEMICALS
Other securities[a]		68,007,566	1.66

		68,007,566	1.66
COAL
Other securities[a]		8,501,979	0.21

		8,501,979	0.21
COMMERCIAL SERVICES
Dollar Thrifty Automotive Group Inc.[c]	192,602	15,583,428	0.38
HMS Holdings Corp.[c]	564,385	17,614,456	0.43
Sotheby’s	449,709	17,691,552	0.43
Wright Express Corp.[c]	257,122	16,643,507	0.41
Other securities[a]		284,967,049	6.94

		352,499,992	8.59
COMPUTERS
Jack Henry & Associates Inc.	574,730	19,609,788	0.48
Other securities[a]		93,951,909	2.29

		113,561,697	2.77
COSMETICS & PERSONAL CARE
Other securities[a]		6,306,665	0.15

		6,306,665	0.15
DISTRIBUTION & WHOLESALE
Watsco Inc.	187,239	13,863,175	0.34
Other securities[a]		50,444,153	1.23

		64,307,328	1.57
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		73,073,059	1.78

		73,073,059	1.78
ELECTRIC
Other securities[a]		3,844,730	0.09

		3,844,730	0.09
ELECTRICAL COMPONENTS & EQUIPMENT
Acuity Brands Inc.	288,311	18,114,580	0.44
Other securities[a]		40,120,895	0.98

		58,235,475	1.42

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ELECTRONICS
Woodward Inc.	409,384	$17,533,917	0.43%
Other securities[a]		84,849,764	2.06

		102,383,681	2.49
ENERGY — ALTERNATE SOURCES
Other securities[a]		12,388,600	0.30

		12,388,600	0.30
ENGINEERING & CONSTRUCTION
Other securities[a]		16,727,167	0.41

		16,727,167	0.41
ENTERTAINMENT
Other securities[a]		52,303,842	1.27

		52,303,842	1.27
ENVIRONMENTAL CONTROL
Clean Harbors Inc.[c]	311,897	21,000,025	0.51
Darling International Inc.[c]	778,954	13,569,379	0.33
Other securities[a]		25,839,682	0.63

		60,409,086	1.47
FOOD
United Natural Foods Inc.[c]	322,016	15,025,267	0.37
Other securities[a]		50,315,910	1.22

		65,341,177	1.59
FOREST PRODUCTS & PAPER
Other securities[a]		6,602,407	0.16

		6,602,407	0.16
GAS
Other securities[a]		1,788,380	0.04

		1,788,380	0.04
HAND & MACHINE TOOLS
Other securities[a]		7,107,495	0.17

		7,107,495	0.17
HEALTH CARE — PRODUCTS
Cepheid Inc.[c]	433,891	18,149,661	0.44
Other securities[a]		207,048,287	5.04

		225,197,948	5.48
HEALTH CARE — SERVICES
WellCare Health Plans Inc.[c]	283,350	20,367,198	0.50
Other securities[a]		44,108,937	1.07

		64,476,135	1.57

Security	Shares	Value	% of Net Assets

HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		$3,387,683	0.08%

		3,387,683	0.08
HOME BUILDERS
Other securities[a]		1,912,382	0.05

		1,912,382	0.05
HOME FURNISHINGS
Other securities[a]		26,034,665	0.63

		26,034,665	0.63
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		8,817,735	0.22

		8,817,735	0.22
HOUSEWARES
Other securities[a]		1,716,142	0.04

		1,716,142	0.04
INSURANCE
Other securities[a]		2,971,678	0.07

		2,971,678	0.07
INTERNET
Other securities[a]		165,798,837	4.04

		165,798,837	4.04
IRON & STEEL
Other securities[a]		1,113,475	0.03

		1,113,475	0.03
LEISURE TIME
Brunswick Corp.	592,803	15,264,677	0.37
Other securities[a]		18,615,378	0.46

		33,880,055	0.83
LODGING
Other securities[a]		5,342,477	0.13

		5,342,477	0.13
MACHINERY
Chart Industries Inc.[b],c	195,558	14,340,268	0.35
Other securities[a]		69,011,392	1.68

		83,351,660	2.03
MANUFACTURING
CLARCOR Inc.	318,862	15,652,936	0.38
Other securities[a]		89,040,547	2.17

		104,693,483	2.55

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

MEDIA
Other securities[a]		$9,108,577	0.22%

		9,108,577	0.22
METAL FABRICATE & HARDWARE
Other securities[a]		26,389,868	0.64

		26,389,868	0.64
MINING
Other securities[a]		53,709,141	1.31

		53,709,141	1.31
OFFICE FURNISHINGS
Other securities[a]		27,826,946	0.68

		27,826,946	0.68
OIL & GAS
Berry Petroleum Co. Class A	343,136	16,172,000	0.39
Cheniere Energy Inc.[c]	1,024,303	15,344,059	0.37
CVR Energy Inc.[c]	584,481	15,634,867	0.38
Energy XXI (Bermuda) Ltd.[b],c	501,389	18,105,157	0.44
Kodiak Oil & Gas Corp.[b],c	1,715,286	17,084,249	0.42
Rosetta Resources Inc.[c]	352,812	17,203,113	0.42
Other securities[a]		117,605,796	2.87

		217,149,241	5.29
OIL & GAS SERVICES
Dril-Quip Inc.[c]	228,823	14,878,071	0.36
Lufkin Industries Inc.	223,522	18,027,049	0.44
Other securities[a]		45,175,059	1.10

		78,080,179	1.90
PACKAGING & CONTAINERS
Other securities[a]		6,119,374	0.15

		6,119,374	0.15
PHARMACEUTICALS
Medivation Inc.[c]	208,659	15,591,000	0.38
Onyx Pharmaceuticals Inc.[c]	421,796	15,893,273	0.39
Salix Pharmaceuticals Ltd.[c]	388,790	20,411,475	0.50
VIVUS Inc.[c]	652,275	14,584,869	0.36
Other securities[a]		195,917,262	4.76

		262,397,879	6.39

Security	Shares	Value	% of Net Assets

PIPELINES
Other securities[a]		$3,409,253	0.08%

		3,409,253	0.08
REAL ESTATE
Other securities[a]		3,185,380	0.08

		3,185,380	0.08
REAL ESTATE INVESTMENT TRUSTS
Home Properties Inc.	319,791	19,510,449	0.48
Mid-America Apartment Communities Inc.[b]	272,466	18,263,396	0.44
Omega Healthcare Investors Inc.[b]	640,679	13,620,836	0.33
Tanger Factory Outlet Centers Inc.[b]	571,992	17,005,322	0.41
Other securities[a]		113,215,935	2.76

		181,615,938	4.42
RETAIL
Ascena Retail Group Inc.[c]	418,164	18,533,028	0.45
Casey’s General Stores Inc.	252,673	14,013,245	0.34
Nu Skin Enterprises Inc. Class A	364,753	21,122,846	0.51
Other securities[a]		275,807,396	6.72

		329,476,515	8.02
SAVINGS & LOANS
Other securities[a]		1,131,324	0.03

		1,131,324	0.03
SEMICONDUCTORS
Other securities[a]		152,277,021	3.71

		152,277,021	3.71
SOFTWARE
athenahealth Inc.[b],c	232,159	17,207,625	0.42
CommVault Systems Inc.[c]	293,188	14,553,852	0.35
Concur Technologies Inc.[b],c	297,224	17,054,713	0.42
Parametric Technology Corp.[c]	792,937	22,154,660	0.54
QLIK Technologies Inc.[b],c	468,617	14,995,744	0.37
SolarWinds Inc.[c]	379,329	14,661,066	0.36
Other securities[a]		206,260,557	5.01

		306,888,217	7.47

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

STORAGE & WAREHOUSING
Other securities[a]		$2,219,703	0.05%

		2,219,703	0.05
TELECOMMUNICATIONS
Other securities[a]		119,850,688	2.92

		119,850,688	2.92
TRANSPORTATION
Genesee & Wyoming Inc. Class Ab,c	263,810	14,398,750	0.35
Old Dominion Freight Line Inc.[c]	315,891	15,058,524	0.37
Other securities[a]		47,198,890	1.15

		76,656,164	1.87
TRUCKING & LEASING
Other securities[a]		7,938,834	0.19

		7,938,834	0.19
VENTURE CAPITAL
Other securities[a]		107,975	0.00

		107,975	0.00

TOTAL COMMON STOCKS
(Cost: $ 4,226,364,604)		4,102,396,000	99.91

WARRANTS
OIL & GAS
Other securities[a]		8	0.00

		8	0.00

TOTAL WARRANTS
(Cost: $ 0)		8	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25% [d],e,f	684,981,822	684,981,822	16.68
BlackRock Cash Funds: Prime, SL Agency Shares
0.24% [d],e,f	53,080,686	53,080,686	1.29

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Treasury, SL Agency Shares
0.04% [d],e	3,446,132	$3,446,132	0.09%

		741,508,640	18.06

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 741,508,640)		741,508,640	18.06

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,967,873,244)		4,843,904,648	117.97
Other Assets, Less Liabilities		(737,866,693)	(17.97)

NET ASSETS		$4,106,037,955	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$3,110,145	0.08%

		3,110,145	0.08
AEROSPACE & DEFENSE
Curtiss-Wright Corp.	306,177	11,331,611	0.28
Esterline Technologies Corp.[b]	201,004	14,363,746	0.36
Moog Inc. Class Ab,c	270,499	11,601,702	0.29
Triumph Group Inc.	219,287	13,740,524	0.34
Other securities[a]		26,082,308	0.64

		77,119,891	1.91
AGRICULTURE
Other securities[a]		19,240,766	0.48

		19,240,766	0.48
AIRLINES
Alaska Air Group Inc.[b]	446,116	15,979,875	0.40
Other securities[a]		25,301,400	0.62

		41,281,275	1.02
APPAREL
Other securities[a]		33,018,722	0.82

		33,018,722	0.82
AUTO PARTS & EQUIPMENT
Other securities[a]		24,694,181	0.61

		24,694,181	0.61
BANKS
FirstMerit Corp.	720,558	12,148,608	0.30
Hancock Holding Co.	503,248	17,870,336	0.44
Prosperity Bancshares Inc.	309,231	14,162,780	0.35
Susquehanna Bancshares Inc.	1,210,536	11,960,096	0.30
SVB Financial Group[b],c	220,068	14,159,175	0.35
Other securities[a]		411,154,528	10.19

		481,455,523	11.93
BEVERAGES
Other securities[a]		3,305,159	0.08

		3,305,159	0.08

Security	Shares	Value	% of Net Assets

BIOTECHNOLOGY
Other securities[a]		$32,870,347	0.81%

		32,870,347	0.81
BUILDING MATERIALS
Other securities[a]		58,968,518	1.46

		58,968,518	1.46
CHEMICALS
Sensient Technologies Corp.	330,186	12,547,068	0.31
Other securities[a]		68,444,347	1.70

		80,991,415	2.01
COAL
Other securities[a]		10,881,035	0.27

		10,881,035	0.27
COMMERCIAL SERVICES
Rent-A-Center Inc.	387,508	14,628,427	0.36
United Rentals Inc.[b],c	290,640	12,465,550	0.31
Other securities[a]		147,545,040	3.66

		174,639,017	4.33
COMPUTERS
Other securities[a]		57,402,940	1.42

		57,402,940	1.42
COSMETICS & PERSONAL CARE
Other securities[a]		2,321,197	0.06

		2,321,197	0.06
DISTRIBUTION & WHOLESALE
Other securities[a]		18,153,729	0.45

		18,153,729	0.45
DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		80,456,416	1.99

		80,456,416	1.99
ELECTRIC
Cleco Corp.	402,168	15,945,961	0.40
IDACORP Inc.	326,880	13,441,306	0.33
Portland General Electric Co.	496,830	12,410,813	0.31
UIL Holdings Corp.	333,273	11,584,570	0.29
Other securities[a]		107,868,582	2.67

		161,251,232	4.00

SCHEDULES OF INVESTMENTS	53

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$26,207,313	0.65%

		26,207,313	0.65
ELECTRONICS
Other securities[a]		87,667,109	2.17

		87,667,109	2.17
ENERGY — ALTERNATE SOURCES
Other securities[a]		4,165,632	0.10

		4,165,632	0.10
ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[c]	440,902	12,221,803	0.30
Other securities[a]		27,753,187	0.69

		39,974,990	0.99
ENTERTAINMENT
Other securities[a]		24,290,881	0.60

		24,290,881	0.60
ENVIRONMENTAL CONTROL
Other securities[a]		15,969,386	0.40

		15,969,386	0.40
FOOD
Other securities[a]		68,263,629	1.69

		68,263,629	1.69
FOREST PRODUCTS & PAPER
Other securities[a]		40,326,469	1.00

		40,326,469	1.00
GAS
New Jersey Resources Corp.	272,872	12,161,905	0.30
Piedmont Natural Gas Co.	473,439	14,709,750	0.36
Southwest Gas Corp.	302,406	12,924,833	0.32
WGL Holdings Inc.	337,859	13,750,861	0.34
Other securities[a]		24,436,087	0.61

		77,983,436	1.93
HAND & MACHINE TOOLS
Other securities[a]		491,093	0.01

		491,093	0.01
HEALTH CARE — PRODUCTS
Other securities[a]		47,560,560	1.18

		47,560,560	1.18

Security	Shares	Value	% of Net Assets

HEALTH CARE — SERVICES
HealthSouth Corp.[b],c	627,425	$12,849,664	0.32%
Other securities[a]		53,978,922	1.34

		66,828,586	1.66
HOLDING COMPANIES — DIVERSIFIED
BlackRock Kelso Capital Corp.[d]	482,823	4,741,322	0.12
Other securities[a]		62,281,233	1.54

		67,022,555	1.66
HOME BUILDERS
Other securities[a]		31,332,867	0.78

		31,332,867	0.78
HOME FURNISHINGS
Other securities[a]		16,440,671	0.41

		16,440,671	0.41
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		31,267,172	0.77

		31,267,172	0.77
HOUSEWARES
Other securities[a]		685,303	0.02

		685,303	0.02
INSURANCE
Alterra Capital Holdings Ltd.[c]	598,441	13,752,174	0.34
CNO Financial Group Inc.[b],c	1,462,694	11,379,759	0.28
Delphi Financial Group Inc. Class A	318,334	14,251,813	0.35
First American Financial Corp.	693,714	11,536,464	0.29
ProAssurance Corp.	201,642	17,766,677	0.44
Other securities[a]		148,639,553	3.69

		217,326,440	5.39
INTERNET
Other securities[a]		37,040,489	0.92

		37,040,489	0.92
IRON & STEEL
Other securities[a]		2,345,350	0.06

		2,345,350	0.06

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

LEISURE TIME
Other securities[a]		$11,018,589	0.27%

		11,018,589	0.27
LODGING
Other securities[a]		22,499,252	0.56

		22,499,252	0.56
MACHINERY
Robbins & Myers Inc.	260,030	13,534,561	0.34
Other securities[a]		34,286,460	0.85

		47,821,021	1.19
MANUFACTURING
A.O. Smith Corp.	250,751	11,271,257	0.28
Actuant Corp. Class A	380,526	11,031,449	0.27
Other securities[a]		45,749,282	1.14

		68,051,988	1.69
MEDIA
Other securities[a]		45,695,335	1.13

		45,695,335	1.13
METAL FABRICATE & HARDWARE
Other securities[a]		36,508,805	0.90

		36,508,805	0.90
MINING
Coeur d’Alene Mines Corp.[b],c	552,079	13,106,355	0.32
Other securities[a]		29,272,921	0.73

		42,379,276	1.05
OFFICE FURNISHINGS
Other securities[a]		4,544,876	0.11

		4,544,876	0.11
OIL & GAS
Other securities[a]		68,883,594	1.71

		68,883,594	1.71
OIL & GAS SERVICES
Helix Energy Solutions Group Inc.[b]	699,216	12,446,045	0.31
Other securities[a]		35,916,115	0.89

		48,362,160	1.20
PACKAGING & CONTAINERS
Other securities[a]		730,175	0.02

		730,175	0.02

Security	Shares	Value	% of Net Assets

PHARMACEUTICALS
ViroPharma Inc.[b],c	466,637	$14,031,774	0.35%
Other securities[a]		27,851,135	0.69

		41,882,909	1.04
PIPELINES
Other securities[a]		8,380,454	0.21

.		8,380,454	0.21
REAL ESTATE
Other securities[a]		16,633,813	0.41

		16,633,813	0.41
REAL ESTATE INVESTMENT TRUSTS
American Campus Communities Inc.	272,368	12,180,297	0.30
BioMed Realty Trust Inc.	1,014,249	19,250,446	0.48
CBL & Associates Properties Inc.[c]	673,246	12,737,814	0.32
Colonial Properties Trust[c]	579,024	12,582,192	0.31
DiamondRock Hospitality Co.	1,104,000	11,360,160	0.28
Entertainment Properties Trust	307,625	14,267,648	0.35
Hatteras Financial Corp.	492,995	13,754,561	0.34
Healthcare Realty Trust Inc.	513,358	11,293,876	0.28
Invesco Mortgage Capital Inc.	761,027	13,432,127	0.33
LaSalle Hotel Properties	561,162	15,791,099	0.39
MFA Financial Inc.	2,348,210	17,541,129	0.43
National Retail Properties Inc.	688,685	18,725,345	0.46
PennyMac Mortgage Investment Trust[d]	197,785	3,692,646	0.09
Post Properties Inc.	349,466	16,375,977	0.41
Starwood Property Trust Inc.	614,768	12,922,423	0.32
Two Harbors Investment Corp.	1,383,087	14,024,502	0.35
Other securities[a]		331,837,926	8.24

		551,770,168	13.68

SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

RETAIL
Other securities[a]		$255,575,755	6.34%

		255,575,755	6.34
SAVINGS & LOANS
Other securities[a]		75,941,702	1.88

		75,941,702	1.88
SEMICONDUCTORS
Other securities[a]		101,890,042	2.53

		101,890,042	2.53
SOFTWARE
Other securities[a]		65,859,280	1.63

		65,859,280	1.63
STORAGE & WAREHOUSING
Other securities[a]		5,191,671	0.13

		5,191,671	0.13
TELECOMMUNICATIONS
Other securities[a]		109,563,189	2.72

		109,563,189	2.72
TEXTILES
Other securities[a]		9,971,738	0.25

		9,971,738	0.25
TOYS, GAMES & HOBBIES
Other securities[a]		5,426,273	0.13

		5,426,273	0.13
TRANSPORTATION
Bristow Group Inc.	239,553	11,433,865	0.28
Other securities[a]		70,005,184	1.74

		81,439,049	2.02
TRUCKING & LEASING
Other securities[a]		8,605,421	0.21

		8,605,421	0.21
VENTURE CAPITAL
Other securities[a]		4,787,293	0.12

		4,787,293	0.12
WATER
Other securities[a]		21,871,497	0.54

		21,871,497	0.54

TOTAL COMMON STOCKS
(Cost: $4,290,345,470)		4,025,636,764	99.79

Security	Shares	Value	% of Net Assets

RIGHTS
TRANSPORTATION
Other securities[a]		$175,344	0.00%

		175,344	0.00

TOTAL RIGHTS
(Cost: $0)		175,344	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25% [d],e,f	624,953,818	624,953,818	15.49
BlackRock Cash Funds: Prime, SL Agency Shares
0.24% [d,e,f]	48,428,989	48,428,989	1.20
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04% [d,e]	6,639,119	6,639,119	0.17

		680,021,926	16.86

TOTAL SHORT-TERM INVESTMENTS
(Cost: $680,021,926)		680,021,926	16.86

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,970,367,396)		4,705,834,034	116.65
Other Assets, Less Liabilities		(671,524,411)	(16.65)

NET ASSETS		$4,034,309,623	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2012

	iShares Russell Top 200 Index Fund	iShares Russell Top 200 Growth Index Fund	iShares Russell Top 200 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$116,931,583	$312,239,362	$62,923,186
Affiliated (Note 2)	724,646	788,840	570,268

Total cost of investments	$117,656,229	$313,028,202	$63,493,454

Investments in securities, at fair value (Note 1):
Unaffiliated	$126,579,315	$347,022,650	$64,309,856
Affiliated (Note 2)	774,360	838,577	605,901

Total fair value of investments	127,353,675	347,861,227	64,915,757
Cash	829	—	790
Receivables:
Investment securities sold	112,913	87,514	164,824
Dividends and interest	162,664	383,495	93,396
Capital shares sold	—	—	3,378

Total Assets	127,630,081	348,332,236	65,178,145

LIABILITIES
Payables:
Investment securities purchased	184,481	—	196,353
Capital shares redeemed	—	3,101	—
Investment advisory fees (Note 2)	15,972	56,791	10,668

Total Liabilities	200,453	59,892	207,021

NET ASSETS	$127,429,628	$348,272,344	$64,971,124

Net assets consist of:
Paid-in capital	$118,239,840	$325,120,632	$68,621,581
Undistributed net investment income	28,732	91,922	—
Accumulated net realized loss	(536,390)	(11,773,235)	(5,072,760)
Net unrealized appreciation	9,697,446	34,833,025	1,422,303

NET ASSETS	$127,429,628	$348,272,344	$64,971,124

Shares outstanding[a]	3,900,000	9,900,000	2,150,000

Net asset value per share	$32.67	$35.18	$30.22

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2012

	iShares Russell 1000 Index Fund	iShares Russell 1000 Growth Index Fund	iShares Russell 1000 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$6,734,208,244	$13,953,734,471	$11,824,706,725
Affiliated (Note 2)	221,012,648	646,725,554	398,528,602

Total cost of investments	$6,955,220,892	$14,600,460,025	$12,223,235,327

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,879,090,530	$16,644,505,246	$12,162,715,798
Affiliated (Note 2)	221,425,957	648,543,517	401,439,707

Total fair value of investments	7,100,516,487	17,293,048,763	12,564,155,505
Cash	35,177	23,829	111,071
Receivables:
Investment securities sold	11,708,887	8,057,427	32,457,266
Dividends and interest	9,249,042	16,838,973	20,214,341
Capital shares sold	52,999	130,161	—

Total Assets	7,121,562,592	17,318,099,153	12,616,938,183

LIABILITIES
Payables:
Investment securities purchased	19,073,987	16,157,876	48,803,577
Collateral for securities on loan (Note 5)	188,535,856	616,197,210	308,540,088
Capital shares redeemed	235,009	—	64,594
Securities related to in-kind transactions (Note 4)	5,667	25,133	—
Investment advisory fees (Note 2)	876,289	2,776,713	2,060,841

Total Liabilities	208,726,808	635,156,932	359,469,100

NET ASSETS	$6,912,835,784	$16,682,942,221	$12,257,469,083

Net assets consist of:
Paid-in capital	$7,224,372,490	$17,046,809,832	$13,836,916,461
Undistributed net investment income	659,130	1,809,161	—
Accumulated net realized loss	(457,491,431)	(3,058,265,510)	(1,920,367,556)
Net unrealized appreciation	145,295,595	2,692,588,738	340,920,178

NET ASSETS	$6,912,835,784	$16,682,942,221	$12,257,469,083

Shares outstanding[b]	88,600,000	252,350,000	174,700,000

Net asset value per share	$78.02	$66.11	$70.16

[a]	Securities on loan with values of $184,544,582, $603,017,138 and $300,923,911, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2012

	iShares Russell 2000 Index Fund	iShares Russell 2000 Growth Index Fund	iShares Russell 2000 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$18,266,850,739	$4,226,364,604	$4,281,500,319
Affiliated (Note 2)	2,754,554,457	741,508,640	688,867,077

Total cost of investments	$21,021,405,196	$4,967,873,244	$4,970,367,396

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$14,824,031,201	$4,102,396,008	$4,017,378,140
Affiliated (Note 2)	2,753,006,291	741,508,640	688,455,894

Total fair value of investments	17,577,037,492	4,843,904,648	4,705,834,034
Cash	305,617	6,584	105,128
Receivables:
Investment securities sold	97,519,544	29,722,552	15,671,721
Due from custodian (Note 4)	38,520	—	—
Dividends and interest	24,450,997	2,830,990	9,597,745
Capital shares sold	2,318,586	32,889	—

Total Assets	17,701,670,756	4,876,497,663	4,731,208,628

LIABILITIES
Payables:
Investment securities purchased	97,864,909	31,238,078	22,427,203
Collateral for securities on loan (Note 5)	2,721,779,207	738,062,508	673,382,807
Capital shares redeemed	8,908,503	296,045	230,581
Securities related to in-kind transactions (Note 4)	137,847	10,185	—
Investment advisory fees (Note 2)	2,666,781	852,892	858,414

Total Liabilities	2,831,357,247	770,459,708	696,899,005

NET ASSETS	$14,870,313,509	$4,106,037,955	$4,034,309,623

Net assets consist of:
Paid-in capital	$20,736,562,169	$5,560,806,716	$5,153,446,711
Undistributed (distributions in excess of) net investment income	504,072	(11,381)	(249,195)
Accumulated net realized loss	(2,422,384,745)	(1,330,788,770)	(854,354,366)
Net unrealized depreciation	(3,444,367,987)	(123,968,610)	(264,533,527)

NET ASSETS	$14,870,313,509	$4,106,037,955	$4,034,309,623

Shares outstanding[b]	179,500,000	43,050,000	55,250,000

Net asset value per share	$82.84	$95.38	$73.02

[a]	Securities on loan with values of $2,635,977,199, $714,129,185 and $649,163,342, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2012

	iShares Russell Top 200 Index Fund	iShares Russell Top 200 Growth Index Fund	iShares Russell Top 200 Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,042,397	$6,693,339	$4,046,133
Dividends — affiliated (Note 2)	11,535	18,104	38,005
Interest — affiliated (Note 2)	37	135	55

Total investment income	2,053,969	6,711,578	4,084,193

EXPENSES
Investment advisory fees (Note 2)	138,139	740,092	311,263

Total expenses	138,139	740,092	311,263

Net investment income	1,915,830	5,971,486	3,772,930

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(894,813)	(8,078,444)	(3,369,615)
Investments — affiliated (Note 2)	(5,501)	(15,319)	(51,680)
In-kind redemptions — unaffiliated	3,435,497	48,667,583	13,713,459
In-kind redemptions — affiliated (Note 2)	(2,368)	17,336	(106,762)

Net realized gain	2,532,815	40,591,156	10,185,402

Net change in unrealized appreciation/depreciation	9,970,856	(2,589,338)	(20,528,008)

Net realized and unrealized gain (loss)	12,503,671	38,001,818	(10,342,606)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,419,501	$43,973,304	$(6,569,676)

[a]	Net of foreign withholding tax of $3,544, $3,799 and $7,764, respectively.

See notes to financial statements.

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2012

	iShares Russell 1000 Index Fund	iShares Russell 1000 Growth Index Fund	iShares Russell 1000 Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$132,783,994	$220,247,937	$277,092,489
Dividends — affiliated (Note 2)	613,161	482,744	1,713,254
Interest — affiliated (Note 2)	2,120	4,816	4,137
Securities lending income — affiliated (Note 2)	1,414,308	3,055,974	2,778,218

Total investment income	134,813,583	223,791,471	281,588,098

EXPENSES
Investment advisory fees (Note 2)	9,802,391	27,858,221	22,340,047

Total expenses	9,802,391	27,858,221	22,340,047

Net investment income	125,011,192	195,933,250	259,248,051

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(112,167,250)	(255,462,463)	(35,457,266)
Investments — affiliated (Note 2)	(473,072)	(529,931)	(1,779,152)
In-kind redemptions — unaffiliated	373,399,907	920,092,050	418,994,348
In-kind redemptions — affiliated (Note 2)	199,968	117,655	1,074,519

Net realized gain	260,959,553	664,217,311	382,832,449

Net change in unrealized appreciation/depreciation	74,141,566	735,987,230	(91,265,512)

Net realized and unrealized gain	335,101,119	1,400,204,541	291,566,937

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$460,112,311	$1,596,137,791	$550,814,988

[a]	Net of foreign withholding tax of $157,153, $117,369 and $453,188, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statement of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2012

	iShares Russell 2000 Index Fund	iShares Russell 2000 Growth Index Fund	iShares Russell 2000 Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$205,458,379	$26,447,501	$82,526,305
Dividends — affiliated (Note 2)	1,621,280	—	904,686
Interest — affiliated (Note 2)	4,564	1,305	1,458
Securities lending income — affiliated (Note 2)	31,794,405	11,030,051	6,051,294

Total investment income	238,878,628	37,478,857	89,483,743

EXPENSES
Investment advisory fees (Note 2)	29,816,259	9,606,715	10,021,428

Total expenses	29,816,259	9,606,715	10,021,428

Net investment income	209,062,369	27,872,142	79,462,315

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(925,963,242)	(102,198,584)	5,078,327
Investments — affiliated (Note 2)	(650,256)	—	(376,966)
In-kind redemptions — unaffiliated	1,394,248,158	500,430,084	269,506,879
In-kind redemptions — affiliated (Note 2)	(451,738)	—	(6,145)

Net realized gain	467,182,922	398,231,500	274,202,095

Net change in unrealized appreciation/depreciation	(1,219,430,040)	(490,270,677)	(435,085,302)

Net realized and unrealized loss	(752,247,118)	(92,039,177)	(160,883,207)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(543,184,749)	$(64,167,035)	$(81,420,892)

[a]	Net of foreign withholding tax of $200,172, $16,246 and $91,652, respectively.

See notes to financial statements.

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 Index Fund		iShares Russell Top 200 Growth Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,915,830	$227,331	$5,971,486	$3,668,297
Net realized gain (loss)	2,532,815	917,206	40,591,156	(627,578)
Net change in unrealized appreciation/depreciation	9,970,856	(782,588)	(2,589,338)	35,349,755

Net increase in net assets resulting from operations	14,419,501	361,949	43,973,304	38,390,474

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,891,673)	(225,594)	(5,939,742)	(3,637,554)

Total distributions to shareholders	(1,891,673)	(225,594)	(5,939,742)	(3,637,554)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	155,725,439	34,649,533	234,604,066	200,295,247
Cost of shares redeemed	(55,979,148)	(26,450,797)	(295,091,237)	(19,692,568)

Net increase (decrease) in net assets from capital share transactions	99,746,291	8,198,736	(60,487,171)	180,602,679

INCREASE (DECREASE) IN NET ASSETS	112,274,119	8,335,091	(22,453,609)	215,355,599

NET ASSETS
Beginning of year	15,155,509	6,820,418	370,725,953	155,370,354

End of year	$127,429,628	$15,155,509	$348,272,344	$370,725,953

Undistributed net investment income included in net assets at end of year	$28,732	$4,575	$91,922	$60,178

SHARES ISSUED AND REDEEMED
Shares sold	5,250,000	1,150,000	7,450,000	6,850,000
Shares redeemed	(1,850,000)	(900,000)	(9,350,000)	(650,000)

Net increase (decrease) in shares outstanding	3,400,000	250,000	(1,900,000)	6,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value Index Fund		iShares Russell 1000 Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,772,930	$4,026,351	$125,011,192	$107,154,714
Net realized gain (loss)	10,185,402	(1,141,130)	260,959,553	58,194,473
Net change in unrealized appreciation/depreciation	(20,528,008)	20,485,660	74,141,566	791,231,495

Net increase (decrease) in net assets resulting from operations	(6,569,676)	23,370,881	460,112,311	956,580,682

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,886,195)	(3,990,419)	(124,640,507)	(108,652,422)

Total distributions to shareholders	(3,886,195)	(3,990,419)	(124,640,507)	(108,652,422)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	64,131,604	80,614,208	1,706,770,473	2,106,091,461
Cost of shares redeemed	(216,879,867)	(21,039,233)	(2,212,316,112)	(1,249,849,633)

Net increase (decrease) in net assets from capital share transactions	(152,748,263)	59,574,975	(505,545,639)	856,241,828

INCREASE (DECREASE) IN NET ASSETS	(163,204,134)	78,955,437	(170,073,835)	1,704,170,088

NET ASSETS
Beginning of year	228,175,258	149,219,821	7,082,909,619	5,378,739,531

End of year	$64,971,124	$228,175,258	$6,912,835,784	$7,082,909,619

Undistributed net investment income included in net assets at end of year	$—	$98,646	$659,130	$288,549

SHARES ISSUED AND REDEEMED
Shares sold	2,250,000	2,950,000	24,400,000	31,850,000
Shares redeemed	(7,850,000)	(750,000)	(31,700,000)	(19,250,000)

Net increase (decrease) in shares outstanding	(5,600,000)	2,200,000	(7,300,000)	12,600,000

See notes to financial statements.

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth Index Fund		iShares Russell 1000 Value Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$195,933,250	$161,045,973	$259,248,051	$209,795,992
Net realized gain	664,217,311	44,791,631	382,832,449	48,718,557
Net change in unrealized appreciation/depreciation	735,987,230	1,734,450,931	(91,265,512)	1,159,933,223

Net increase in net assets resulting from operations	1,596,137,791	1,940,288,535	550,814,988	1,418,447,772

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(194,367,134)	(164,452,609)	(260,928,366)	(212,245,294)

Total distributions to shareholders	(194,367,134)	(164,452,609)	(260,928,366)	(212,245,294)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,380,583,877	3,153,603,968	2,289,082,335	3,609,019,632
Cost of shares redeemed	(3,673,018,777)	(2,759,937,977)	(2,349,102,684)	(2,050,778,256)

Net increase (decrease) in net assets from capital share transactions	1,707,565,100	393,665,991	(60,020,349)	1,558,241,376

INCREASE IN NET ASSETS	3,109,335,757	2,169,501,917	229,866,273	2,764,443,854

NET ASSETS
Beginning of year	13,573,606,464	11,404,104,547	12,027,602,810	9,263,158,956

End of year	$16,682,942,221	$13,573,606,464	$12,257,469,083	$12,027,602,810

Undistributed net investment income included in net assets at end of year	$1,809,161	$243,294	$—	$563,849

SHARES ISSUED AND REDEEMED
Shares sold	91,250,000	57,950,000	35,750,000	57,600,000
Shares redeemed	(63,350,000)	(52,900,000)	(36,200,000)	(34,150,000)

Net increase (decrease) in shares outstanding	27,900,000	5,050,000	(450,000)	23,450,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Index Fund		iShares Russell 2000 Growth Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$209,062,369	$173,507,221	$27,872,142	$22,248,043
Net realized gain	467,182,922	1,694,135,414	398,231,500	267,408,443
Net change in unrealized appreciation/depreciation	(1,219,430,040)	1,066,710,284	(490,270,677)	651,221,273

Net increase (decrease) in net assets resulting from operations	(543,184,749)	2,934,352,919	(64,167,035)	940,877,759

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(210,136,245)	(193,512,817)	(28,325,752)	(23,910,818)

Total distributions to shareholders	(210,136,245)	(193,512,817)	(28,325,752)	(23,910,818)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	104,715,988,639	91,323,202,012	3,070,000,650	3,673,483,872
Cost of shares redeemed	(106,724,509,392)	(89,675,680,947)	(3,303,016,903)	(3,655,910,300)

Net increase (decrease) in net assets from capital share transactions	(2,008,520,753)	1,647,521,065	(233,016,253)	17,573,572

INCREASE (DECREASE) IN NET ASSETS	(2,761,841,747)	4,388,361,167	(325,509,040)	934,540,513

NET ASSETS
Beginning of year	17,632,155,256	13,243,794,089	4,431,546,995	3,497,006,482

End of year	$14,870,313,509	$17,632,155,256	$4,106,037,955	$4,431,546,995

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$504,072	$(149,481)	$(11,381)	$(118,018)

SHARES ISSUED AND REDEEMED
Shares sold	1,369,500,000	1,287,250,000	34,750,000	46,200,000
Shares redeemed	(1,399,350,000)	(1,273,100,000)	(38,150,000)	(47,450,000)

Net increase (decrease) in shares outstanding	(29,850,000)	14,150,000	(3,400,000)	(1,250,000)

See notes to financial statements.

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$79,462,315	$69,779,470
Net realized gain	274,202,095	194,320,528
Net change in unrealized appreciation/depreciation	(435,085,302)	528,308,433

Net increase (decrease) in net assets resulting from operations	(81,420,892)	792,408,431

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(79,823,423)	(79,761,506)

Total distributions to shareholders	(79,823,423)	(79,761,506)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,761,050,693	2,170,102,675
Cost of shares redeemed	(2,261,866,074)	(2,377,307,303)

Net decrease in net assets from capital share transactions	(500,815,381)	(207,204,628)

INCREASE (DECREASE) IN NET ASSETS	(662,059,696)	505,442,297

NET ASSETS
Beginning of year	4,696,369,319	4,190,927,022

End of year	$4,034,309,623	$4,696,369,319

Distributions in excess of net investment income included in net assets at end of year	$(249,195)	$(1,504,460)

SHARES ISSUED AND REDEEMED
Shares sold	26,250,000	32,850,000
Shares redeemed	(33,250,000)	(36,250,000)

Net decrease in shares outstanding	(7,000,000)	(3,400,000)

See notes to financial statements.

FINANCIAL STATEMENTS	67

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Russell Top 200 Index Fund

	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$30.31	$27.28	$25.16

Income from investment operations:
Net investment income[b]	0.61	0.53	0.27
Net realized and unrealized gain[c]	2.26	3.07	2.10

Total from investment operations	2.87	3.60	2.37

Less distributions from:
Net investment income	(0.51)	(0.57)	(0.25)

Total distributions	(0.51)	(0.57)	(0.25)

Net asset value, end of period	$32.67	$30.31	$27.28

Total return	9.67%	13.46%	9.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$127,430	$15,156	$6,820
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.08%	1.90%	2.03%
Portfolio turnover rate[f]	7%	7%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Russell Top 200 Growth Index Fund

	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$31.42	$27.74	$25.07

Income from investment operations:
Net investment income[b]	0.50	0.44	0.23
Net realized and unrealized gain[c]	3.76	3.65	2.62

Total from investment operations	4.26	4.09	2.85

Less distributions from:
Net investment income	(0.50)	(0.41)	(0.18)

Total distributions	(0.50)	(0.41)	(0.18)

Net asset value, end of period	$35.18	$31.42	$27.74

Total return	13.77%	14.95%	11.40%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$348,272	$370,726	$155,370
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.61%	1.56%	1.67%
Portfolio turnover rate[f]	18%	19%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$29.44	$26.89	$25.24

Income from investment operations:
Net investment income[b]	0.68	0.58	0.33
Net realized and unrealized gain[c]	0.91	2.53	1.55

Total from investment operations	1.59	3.11	1.88

Less distributions from:
Net investment income	(0.81)	(0.56)	(0.23)

Total distributions	(0.81)	(0.56)	(0.23)

Net asset value, end of period	$30.22	$29.44	$26.89

Total return	5.66%	11.83%	7.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$64,971	$228,175	$149,220
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.42%	2.18%	2.41%
Portfolio turnover rate[f]	24%	24%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$73.86	$64.57	$43.48	$71.98	$77.44

Income from investment operations:
Net investment income[a]	1.36	1.21	1.10	1.33	1.38
Net realized and unrealized gain (loss)[b]	4.17	9.29	21.08	(28.60)	(5.51)

Total from investment operations	5.53	10.50	22.18	(27.27)	(4.13)

Less distributions from:
Net investment income	(1.37)	(1.21)	(1.09)	(1.23)	(1.33)

Total distributions	(1.37)	(1.21)	(1.09)	(1.23)	(1.33)

Net asset value, end of year	$78.02	$73.86	$64.57	$43.48	$71.98

Total return	7.70%	16.54%	51.34%	(38.21)%	(5.47)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,912,836	$7,082,910	$5,378,740	$3,900,268	$3,710,393
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.91%	1.83%	1.96%	2.38%	1.74%
Portfolio turnover rate[c]	6%	7%	6%	8%	8%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$60.47	$51.98	$35.31	$54.56	$55.59

Income from investment operations:
Net investment income[a]	0.84	0.74	0.69	0.64	0.59
Net realized and unrealized gain (loss)[b]	5.61	8.51	16.67	(19.27)	(1.05)

Total from investment operations	6.45	9.25	17.36	(18.63)	(0.46)

Less distributions from:
Net investment income	(0.81)	(0.76)	(0.69)	(0.62)	(0.57)

Total distributions	(0.81)	(0.76)	(0.69)	(0.62)	(0.57)

Net asset value, end of year	$66.11	$60.47	$51.98	$35.31	$54.56

Total return	10.83%	18.01%	49.42%	(34.32)%	(0.91)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$16,682,942	$13,573,606	$11,404,105	$8,425,956	$12,857,853
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.41%	1.39%	1.53%	1.41%	1.00%
Portfolio turnover rate[c]	19%	24%	19%	22%	16%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$68.67	$61.06	$40.74	$72.99	$83.15

Income from investment operations:
Net investment income[a]	1.51	1.34	1.24	1.80	1.99
Net realized and unrealized gain (loss)[b]	1.49	7.60	20.30	(32.31)	(10.19)

Total from investment operations	3.00	8.94	21.54	(30.51)	(8.20)

Less distributions from:
Net investment income	(1.51)	(1.33)	(1.22)	(1.74)	(1.96)

Total distributions	(1.51)	(1.33)	(1.22)	(1.74)	(1.96)

Net asset value, end of year	$70.16	$68.67	$61.06	$40.74	$72.99

Total return	4.60%	14.95%	53.28%	(42.35)%	(10.09)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$12,257,469	$12,027,603	$9,263,159	$6,164,690	$8,327,632
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.32%	2.17%	2.33%	3.16%	2.41%
Portfolio turnover rate[c]	21%	24%	24%	22%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$84.22	$67.85	$42.25	$68.58	$79.47

Income from investment operations:
Net investment income[a]	1.08	0.84	0.74	0.96	0.94
Net realized and unrealized gain (loss)[b]	(1.35)	16.42	25.61	(26.38)	(11.10)

Total from investment operations	(0.27)	17.26	26.35	(25.42)	(10.16)

Less distributions from:
Net investment income	(1.11)	(0.89)	(0.75)	(0.91)	(0.72)
Return of capital	—	—	—	—	(0.01)

Total distributions	(1.11)	(0.89)	(0.75)	(0.91)	(0.73)

Net asset value, end of year	$82.84	$84.22	$67.85	$42.25	$68.58

Total return	(0.18)%	25.68%	62.62%	(37.33)%	(12.89)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$14,870,314	$17,632,155	$13,243,794	$7,835,703	$10,331,479
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.40%	1.18%	1.28%	1.68%	1.21%
Portfolio turnover rate[c]	21%	20%	22%	21%	11%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$95.40	$73.31	$46.05	$72.89	$80.63

Income from investment operations:
Net investment income[a]	0.64	0.50	0.41	0.51	0.51
Net realized and unrealized gain (loss)[b]	0.01	22.12	27.27	(26.84)	(7.73)

Total from investment operations	0.65	22.62	27.68	(26.33)	(7.22)

Less distributions from:
Net investment income	(0.67)	(0.53)	(0.42)	(0.51)	(0.48)
Return of capital	—	—	—	—	(0.04)

Total distributions	(0.67)	(0.53)	(0.42)	(0.51)	(0.52)

Net asset value, end of year	$95.38	$95.40	$73.31	$46.05	$72.89

Total return	0.75%	31.01%	60.21%	(36.24)%	(9.03)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,106,038	$4,431,547	$3,497,006	$2,157,371	$2,638,494
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.73%	0.64%	0.65%	0.83%	0.62%
Portfolio turnover rate[c]	37%	36%	36%	47%	32%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$75.44	$63.84	$39.48	$66.07	$80.91

Income from investment operations:
Net investment income[a]	1.36	1.06	0.96	1.31	1.34
Net realized and unrealized gain (loss)[b]	(2.39)	11.78	24.40	(26.58)	(14.89)

Total from investment operations	(1.03)	12.84	25.36	(25.27)	(13.55)

Less distributions from:
Net investment income	(1.39)	(1.24)	(1.00)	(1.32)	(1.29)

Total distributions	(1.39)	(1.24)	(1.00)	(1.32)	(1.29)

Net asset value, end of year	$73.02	$75.44	$63.84	$39.48	$66.07

Total return	(1.20)%	20.42%	64.65%	(38.70)%	(16.94)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,034,310	$4,696,369	$4,190,927	$2,556,631	$3,323,412
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.98%	1.62%	1.79%	2.39%	1.77%
Portfolio turnover rate[c]	32%	32%	38%	32%	28%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Russell Top 200	Non-diversified
Russell Top 200 Growth	Non-diversified
Russell Top 200 Value	Non-diversified
Russell 1000	Diversified
Russell 1000 Growth	Non-diversified

iShares Index Fund	Diversification Classification
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Russell Top 200
Assets:
Common Stocks	$127,220,095	$—	$—	$127,220,095
Short-Term Investments	133,580	—	—	133,580

	$127,353,675	$—	$—	$127,353,675

Russell Top 200 Growth
Assets:
Common Stocks	$347,599,034	$—	$—	$347,599,034
Short-Term Investments	262,193	—	—	262,193

	$347,861,227	$—	$—	$347,861,227

Russell Top 200 Value
Assets:
Common Stocks	$64,865,037	$—	$—	$64,865,037
Short-Term Investments	50,720	—	—	50,720

	$64,915,757	$—	$—	$64,915,757

Russell 1000
Assets:
Common Stocks	$6,901,898,697	$1,828,260	$—	$6,903,726,957
Short-Term Investments	196,789,530	—	—	196,789,530

	$7,098,688,227	$1,828,260	$—	$7,100,516,487

Russell 1000 Growth
Assets:
Common Stocks	$16,655,582,351	$8,623,210	$—	$16,664,205,561
Short-Term Investments	628,843,202	—	—	628,843,202

	$17,284,425,553	$8,623,210	$—	$17,293,048,763

Russell 1000 Value
Assets:
Common Stocks	$12,236,449,320	$—	$—	$12,236,449,320
Short-Term Investments	327,706,185	—	—	327,706,185

	$12,564,155,505	$—	$—	$12,564,155,505

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Russell 2000
Assets:
Common Stocks	$14,839,052,421	$21,653	$2,764	$14,839,076,838
Rights	—	345,592	—	345,592
Warrants	—	14	—	14
Short-Term Investments	2,737,615,048	—	—	2,737,615,048

	$17,576,667,469	$367,259	$2,764	$17,577,037,492

Russell 2000 Growth
Assets:
Common Stocks	$4,102,391,924	$4,076	$—	$4,102,396,000
Warrants	—	8	—	8
Short-Term Investments	741,508,640	—	—	741,508,640

	$4,843,900,564	$4,084	$—	$4,843,904,648

Russell 2000 Value
Assets:
Common Stocks	$4,025,624,906	$10,122	$1,736	$4,025,636,764
Rights	—	175,344	—	175,344
Short-Term Investments	680,021,926	—	—	680,021,926

	$4,705,646,832	$185,466	$1,736	$4,705,834,034

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15
Russell 1000 Growth	0.20

iShares Index Fund	Investment Advisory Fee
Russell 1000 Value	0.20%
Russell 2000	0.20
Russell 2000 Growth	0.25
Russell 2000 Value	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$761,551
Russell 1000 Growth	1,645,525
Russell 1000 Value	1,495,963
Russell 2000	17,120,064
Russell 2000 Growth	5,939,258
Russell 2000 Value	3,258,389

At the Special Meeting of the Board of Trustees held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2012, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Russell Top 200
BlackRock Inc.	149	1,569	(651)	1,067	$218,628	$4,551	$(9,057)
PNC Financial Services Group Inc. (The)	839	8,924	(3,217)	6,546	422,152	6,984	1,188

					$640,780	$11,535	$(7,869)

Russell Top 200 Growth
BlackRock Inc.	2,387	3,236	(2,810)	2,813	$576,384	$18,104	$2,017

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Russell Top 200 Value
BlackRock Inc.	3,050	834	(3,321)	563	$115,359	$9,181	$(58,408)
PNC Financial Services Group Inc. (The)	25,908	8,102	(27,190)	6,820	439,822	28,824	(100,034)

					$555,181	$38,005	$(158,442)

Russell 1000
BlackRock Inc.	48,066	13,230	(20,332)	40,964	$8,393,524	$247,094	$(354,557)
PNC Financial Services Group Inc. (The)	270,596	77,788	(96,517)	251,867	16,242,903	366,067	81,453

					$24,636,427	$613,161	$(273,104)

Russell 1000 Growth
BlackRock Inc.	62,131	65,240	(31,225)	96,146	$19,700,315	$482,744	$(412,276)

Russell 1000 Value
BlackRock Inc.	108,357	19,578	(53,483)	74,452	$15,255,215	$465,591	$(732,860)
PNC Financial Services Group Inc. (The)	925,614	221,817	(240,650)	906,781	58,478,307	1,247,663	28,227

					$73,733,522	$1,713,254	$(704,633)

Russell 2000
BlackRock Kelso Capital Corp.	993,446	3,151,793	(3,269,244)	875,995	$8,602,271	$887,738	$(971,209)
PennyMac Mortgage Investment Trust	383,426	2,598,969	(2,618,765)	363,630	6,788,972	733,542	(130,785)

					$15,391,243	$1,621,280	$(1,101,994)

Russell 2000 Value
BlackRock Kelso Capital Corp.	541,091	184,003	(242,271)	482,823	$4,741,322	$521,607	$(358,818)
PennyMac Mortgage Investment Trust	209,864	112,935	(125,014)	197,785	3,692,646	383,079	(24,293)

					$8,433,968	$904,686	$(383,111)

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
Russell Top 200	$6,317,715	$6,286,006
Russell Top 200 Growth	65,684,020	65,931,831
Russell Top 200 Value	38,011,172	38,371,768
Russell 1000	420,472,947	418,889,835
Russell 1000 Growth	2,623,086,142	2,620,813,825
Russell 1000 Value	2,366,278,067	2,361,369,423
Russell 2000	3,280,141,891	3,273,077,252
Russell 2000 Growth	1,464,170,947	1,463,194,884
Russell 2000 Value	1,314,550,736	1,313,434,003

In-kind transactions (see Note 4) for the year ended March 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell Top 200	$155,462,563	$55,874,826
Russell Top 200 Growth	234,225,309	294,696,772
Russell Top 200 Value	63,978,170	216,193,685
Russell 1000	1,702,436,143	2,206,824,690
Russell 1000 Growth	5,370,062,558	3,666,564,531
Russell 1000 Value	2,281,733,700	2,341,707,287
Russell 2000	103,630,041,677	105,639,145,647
Russell 2000 Growth	3,047,023,044	3,280,182,465
Russell 2000 Value	1,735,478,463	2,229,204,814

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of March 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of March 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2012, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Russell Top 200	$3,040,080	$—	$(3,040,080)
Russell Top 200 Growth	48,048,826	—	(48,048,826)
Russell Top 200 Value	11,424,186	14,619	(11,438,805)
Russell 1000	263,101,839	(104)	(263,101,735)
Russell 1000 Growth	862,972,705	(249)	(862,972,456)
Russell 1000 Value	257,481,943	1,116,466	(258,598,409)
Russell 2000	853,160,602	1,727,429	(854,888,031)
Russell 2000 Growth	453,690,209	560,247	(454,250,456)
Russell 2000 Value	159,916,936	1,616,373	(161,533,309)

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended March 31, 2012 and March 31, 2011 was as follows:

iShares Index Fund	2012	2011
Russell Top 200
Ordinary income	$1,891,673	$225,594

Russell Top 200 Growth
Ordinary income	$5,939,742	$3,637,554

Russell Top 200 Value
Ordinary income	$3,886,195	$3,990,419

Russell 1000
Ordinary income	$124,640,507	$108,652,422

Russell 1000 Growth
Ordinary income	$194,367,134	$164,452,609

Russell 1000 Value
Ordinary income	$260,928,366	$212,245,294

Russell 2000
Ordinary income	$210,136,245	$193,512,817

Russell 2000 Growth
Ordinary income	$28,325,752	$23,910,818

Russell 2000 Value
Ordinary income	$79,823,423	$79,761,506

As of March 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)[a]	Qualified Late-Year Losses[b]	Total
Russell Top 200	$28,732	$(86,786)	$9,648,173	$(400,331)	$9,189,788
Russell Top 200 Growth	91,922	(11,141,681)	34,202,842	(1,371)	23,151,712
Russell Top 200 Value	—	(4,265,388)	794,946	(180,015)	(3,650,457)
Russell 1000	655,184	(290,391,585)	(19,627,820)	(2,172,485)	(311,536,706)
Russell 1000 Growth	1,803,006	(2,955,239,133)	2,589,568,516	—	(363,867,611)
Russell 1000 Value	—	(1,442,259,840)	(137,187,538)	—	(1,579,447,378)
Russell 2000	—	(2,192,565,684)	(3,601,855,929)	(71,827,047)	(5,866,248,660)
Russell 2000 Growth	—	(1,293,634,770)	(161,133,991)	—	(1,454,768,761)
Russell 2000 Value	—	(738,661,925)	(373,668,551)	(6,806,612)	(1,119,137,088)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2013.

86	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell Top 200	$80,029	$—	$—	$—	$—	$—	$—	$6,757	$86,786
Russell Top 200 Growth	7,246,880	—	—	—	—	—	—	3,894,801	11,141,681
Russell Top 200 Value	855,163	—	—	—	—	—	—	3,410,225	4,265,388
Russell 1000	20,477,040	—	3,566,065	707,111	—	56,902,659	198,974,722	9,763,988	290,391,585
Russell 1000 Growth	227,385,666	16,440,477	76,953,145	38,155,726	—	659,755,548	1,537,593,620	398,954,951	2,955,239,133
Russell 1000 Value	—	—	—	—	—	200,861,784	1,093,415,117	147,982,939	1,442,259,840
Russell 2000	386,324,366	40,463,538	98,708,572	12,245,583	14,608,054	304,954,114	965,955,801	369,305,656	2,192,565,684
Russell 2000 Growth	58,611,900	24,718,345	39,417,433	—	10,051,978	291,496,992	592,964,832	276,373,290	1,293,634,770
Russell 2000 Value	—	—	—	—	—	53,497,674	571,795,686	113,368,565	738,661,925

[a]	Must be utilized prior to losses subject to expiration.

As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$117,705,502	$12,368,328	$(2,720,155)	$9,648,173
Russell Top 200 Growth	313,658,385	40,429,821	(6,226,979)	34,202,842
Russell Top 200 Value	64,120,811	4,654,923	(3,859,977)	794,946
Russell 1000	7,120,144,307	849,539,779	(869,167,599)	(19,627,820)
Russell 1000 Growth	14,703,480,247	3,173,887,699	(584,319,183)	2,589,568,516
Russell 1000 Value	12,701,343,043	1,442,730,879	(1,579,918,417)	(137,187,538)
Russell 2000	21,178,880,491	175,569,012	(3,777,412,011)	(3,601,842,999)
Russell 2000 Growth	5,005,038,625	351,095,473	(512,229,450)	(161,133,977)
Russell 2000 Value	5,079,495,485	353,651,901	(727,313,352)	(373,661,451)

Management has reviewed the tax positions as of March 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	87

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summaries and schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Russell Top 200 Index Fund, iShares Russell Top 200 Growth Index Fund, iShares Russell Top 200 Value Index Fund, iShares Russell 1000 Index Fund, iShares Russell 1000 Growth Index Fund, iShares Russell 1000 Value Index Fund, iShares Russell 2000 Index Fund, iShares Russell 2000 Growth Index Fund and iShares Russell 2000 Value Index Fund (the “Funds”), at March 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2012

88	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2012 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
Russell Top 200	100.00%
Russell Top 200 Growth	100.00
Russell Top 200 Value	100.00
Russell 1000	99.26
Russell 1000 Growth	100.00

iShares Index Fund	Dividends- Received Deduction
Russell 1000 Value	97.92%
Russell 2000	59.45
Russell 2000 Growth	72.92
Russell 2000 Value	61.94

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2012:

iShares Index Fund	Qualified Dividend Income
Russell Top 200	$1,891,673
Russell Top 200 Growth	5,939,742
Russell Top 200 Value	3,886,195
Russell 1000	124,640,507
Russell 1000 Growth	194,367,134

iShares Index Fund	Qualified Dividend Income
Russell 1000 Value	$260,928,366
Russell 2000	121,092,524
Russell 2000 Growth	20,946,174
Russell 2000 Value	51,698,936

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	89

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200	$0.50555	$—	$0.00065	$0.50620	100%	—%	0%[a]		100%
Russell Top 200 Growth	0.50172	—	0.00116	0.50288	100	—	0	[a]	100
Russell Top 200 Value	0.80452	—	0.00050	0.80502	100	—	0	[a]	100
Russell 1000	1.35467	—	0.01840	1.37307	99	—	1		100
Russell 1000 Growth	0.80641	—	0.00307	0.80948	100	—	0	[a]	100
Russell 1000 Value	1.48281	—	0.02966	1.51247	98	—	2		100
Russell 2000	1.04960	—	0.06297	1.11257	94	—	6		100
Russell 2000 Growth	0.65435	—	0.01185	0.66620	98	—	2		100
Russell 2000 Value	1.28774	—	0.09790	1.38564	93	—	7		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

90	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell Top 200 Index Fund

Period Covered: October 1, 2009 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.48%
Between 0.5% and –0.5%	627	99.52

	630	100.00%

iShares Russell Top 200 Growth Index Fund

Period Covered: October 1, 2009 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	3	0.48%
Between 0.5% and –0.5%	627	99.52

	630	100.00%

iShares Russell Top 200 Value Index Fund

Period Covered: October 1, 2009 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.32%
Between 0.5% and –0.5%	628	99.68

	630	100.00%

SUPPLEMENTAL INFORMATION	91

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 1000 Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,300	98.39
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,321	100.00%

iShares Russell 1000 Growth Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	0.30%
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and –0.5%	1,301	98.48
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5%	1	0.08

	1,321	100.00%

92	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 1000 Value Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and –0.5%	1,297	98.16
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0%	1	0.08

	1,321	100.00%

iShares Russell 2000 Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	5	0.38
Between 0.5% and –0.5%	1,298	98.23
Less than –0.5% and Greater than –1.0%	7	0.53
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08

	1,321	100.00%

SUPPLEMENTAL INFORMATION	93

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 2000 Growth Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	4	0.30
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	3	0.23
Between 0.5% and –0.5%	1,297	98.15
Less than –0.5% and Greater than –1.0%	8	0.61
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0%	1	0.08

	1,321	100.00%

iShares Russell 2000 Value Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.08%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	12	0.90
Between 0.5% and –0.5%	1,285	97.26
Less than –0.5% and Greater than –1.0%	10	0.75
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,321	100.00%

94	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (46)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock, Inc. (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005- 2009); Chief Operating Officer of the Intermediary Investor and Exchange- Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	95

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001- 2011); Broadway Producer (2006- 2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2012); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and member (since 2011) of the Investment Committee, WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (68)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (50)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

96	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (47)	Trustee (since 2011).	Gregor G. Peterson Professor of Accounting and Senior Associate Dean for Academic Affairs, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

TRUSTEE AND OFFICER INFORMATION	97

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (59)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange- Traded Funds Complex (2007-2012), Associate General Counsel, BGI (2004-2009).

Matt Tucker (39)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

98	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-35-0312

March 31, 2012

2012 Annual Report

iShares Trust

iShares Russell 3000 Index Fund  |  IWV  |  NYSE Arca

iShares Russell 3000 Growth Index Fund  |  IWZ  |  NYSE Arca

iShares Russell 3000 Value Index Fund  |  IWW  |  NYSE Arca

iShares Russell Microcap Index Fund  |  IWC  |  NYSE Arca

iShares Russell Midcap Index Fund   |  IWR  |  NYSE Arca

iShares Russell Midcap Growth Index Fund  |  IWP  |  NYSE Arca

iShares Russell Midcap Value Index Fund  |  IWS  |  NYSE Arca

Management’s Discussions of Fund Performance

iSHARES® RUSSELL 3000 INDEX FUNDS

Performance as of March 31, 2012

	Average Annual Total Returns
	Year Ended 03/31/12			Five Years Ended 03/31/12			Ten Years Ended 03/31/12
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	7.00%	7.01%	7.18%	2.07%	2.07%	2.18%	4.54%	4.54%	4.67%
Russell 3000 Growth	9.90%	9.84%	10.14%	4.81%	4.81%	5.02%	4.19%	4.20%	4.42%
Russell 3000 Value	4.06%	4.03%	4.30%	(0.89)%	(0.89)%	(0.75)%	4.53%	4.53%	4.73%

	Cumulative Total Returns
	Year Ended 03/31/12			Five Years Ended 03/31/12			Ten Years Ended 03/31/12
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	7.00%	7.01%	7.18%	10.79%	10.81%	11.37%	55.83%	55.91%	57.91%
Russell 3000 Growth	9.90%	9.84%	10.14%	26.49%	26.47%	27.75%	50.82%	50.94%	54.05%
Russell 3000 Value	4.06%	4.03%	4.30%	(4.38)%	(4.36)%	(3.68)%	55.72%	55.77%	58.73%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Index (the “Index”). The Index is a float-adjusted capitalization weighted index that measures the performance of the broad U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was 7.00%, net of fees, while the total return for the Index was 7.18%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Consumer Non-Cyclical	20.86%
Financial	15.77
Technology	14.54
Industrial	11.23
Energy	10.42
Consumer Cyclical	10.15
Communications	9.88
Basic Materials	3.59
Utilities	3.37
Diversified	0.04
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
Apple Inc.	3.53%
Exxon Mobil Corp.	2.72
International Business Machines Corp.	1.61
Microsoft Corp.	1.52
Chevron Corp.	1.37
General Electric Co.	1.36
Procter & Gamble Co. (The)	1.19
AT&T Inc.	1.18
J.P. Morgan Chase & Co.	1.16
Johnson & Johnson	1.15

TOTAL	16.79%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Growth Index (the “Growth Index”). The Growth Index measures the performance of equity securities of Russell 3000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 9.90%, net of fees, while the total return for the Growth Index was 10.14%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Technology	23.90%
Consumer Non-Cyclical	22.72
Consumer Cyclical	12.87
Industrial	12.46
Energy	9.84
Communications	9.02
Basic Materials	4.70
Financial	4.31
Utilities	0.07
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
Apple Inc.	6.96%
Exxon Mobil Corp.	3.96
International Business Machines Corp.	3.17
Microsoft Corp.	3.00
Google Inc. Class A	2.03
Coca-Cola Co. (The)	1.83
Philip Morris International Inc.	1.79
QUALCOMM Inc.	1.43
Oracle Corp.	1.41
PepsiCo Inc.	1.32

TOTAL	26.90%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Value Index (the “Value Index”). The Value Index measures the performance of equity securities of Russell 3000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 4.06%, net of fees, while the total return for the Value Index was 4.30%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Financial	27.59%
Consumer Non-Cyclical	18.93
Energy	11.02
Communications	10.77
Industrial	9.96
Consumer Cyclical	7.35
Utilities	6.76
Technology	4.90
Basic Materials	2.46
Diversified	0.08
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
General Electric Co.	2.75%
Chevron Corp.	2.63
AT&T Inc.	2.39
J.P. Morgan Chase & Co.	2.36
Pfizer Inc.	2.32
Procter & Gamble Co. (The)	2.26
Wells Fargo & Co.	2.02
Johnson & Johnson	1.86
Berkshire Hathaway Inc. Class B	1.84
Intel Corp.	1.82

TOTAL	22.25%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

After a difficult first half of the reporting period in which investors were faced with mixed economic data, the U.S. stock market posted strong gains for the third consecutive year, powered by improving corporate profits, low inflation and record-low interest rates. Investors were generally not deterred by rising gas prices, a trillion dollar federal budget deficit or the ongoing European financial crisis. But while markets were generally higher during the reporting period, most of the gains came in the fourth quarter of 2011 and the first quarter of 2012. Although still above 8%, U.S. unemployment fell to its lowest level in more than three years, while the economy added jobs nearly every month of the reporting period. However, quarterly GDP growth remained in the low single digits. Noting the weak economic recovery, the Federal Reserve Board pledged to keep interest rates at historically low levels until at least mid-2014.

The stock market was weak during the second and third quarters of 2011. By midsummer, the U.S. economy was on the verge of sliding back into recession and in August, Congress and the President deadlocked over the federal debt ceiling. As a result, for the first time in history, Standard & Poor’s Corp. downgraded the credit rating of the U.S. government from AAA to AA+. Meanwhile, Greece threatened to default on its government bonds and the contagion spread to Spain, Italy and France. Efforts by European monetary authorities were seen by many as ineffective. However, markets improved sharply in the second half of the reporting period as the U.S. unemployment rate steadily declined, corporate profits continued to advance, the Greece debt crisis appeared under control and consumer confidence began to rebound.

The information technology sector saw a boom in initial public offerings somewhat reminiscent of the dot-com era of the late 1990s as new companies rushed to go public. However, many of these same companies saw their shares decline after their IPOs, as investors demanded to see profits. Technology stocks were benefiting from an improving economy, as customers that delayed technology purchases during the

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

recession were starting to invest in new generations of products. Consumer stocks benefited from the general improvement in consumer confidence and improvement in retail sales. In the health care sector, companies continued to benefit from booming demand for services as the percentage of the U.S. population over age 65 surged.

Across the broad U.S. market (as defined by the Index), small-capitalization stocks significantly lagged their large- and mid-cap counterparts during the reporting period. In addition, growth-oriented stocks outperformed their value counterparts, as investors became more comfortable with risk.

Within the Index, seven out of ten sectors produced positive contributions to return. The top three performers during the reporting period were information technology, consumer discretionary and health care stocks. The worst performer was the energy sector, followed by the financials and materials sector.

The Growth Index also saw strong performance during the reporting period from information technology stocks, followed by consumer discretionary and consumer staples stocks. However, the energy and materials sectors produced negative results.

Within the Value Index, the health care and consumer staples sectors performed the strongest during the reporting period. However, the energy, financials and materials sectors produced negative results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MICROCAP INDEX FUND

Performance as of March 31, 2012

Average Annual Total Returns
Year Ended 03/31/12			Five Years Ended 03/31/12			Inception to 03/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.28)%	(1.98)%	(2.06)%	(1.72)%	(1.65)%	(1.16)%	1.29%	1.31%	2.06%

Cumulative Total Returns
Year Ended 03/31/12			Five Years Ended 03/31/12			Inception to 03/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.28)%	(1.98)%	(2.06)%	(8.30)%	(7.99)%	(5.66)%	8.87%	9.00%	14.47%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

*	Index performance reflects the Russell Microcap X™ Index through July 1, 2006 and the Russell Microcap® Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (8/12/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/16/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Financial	26.59%
Consumer Non-Cyclical	23.19
Industrial	12.74
Consumer Cyclical	11.00
Technology	8.79
Communications	8.36
Energy	4.36
Basic Materials	3.33
Utilities	1.27
Diversified	0.21
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
Pharmacyclics Inc.	0.50%
ARMOUR Residential Inc.	0.46
Education Realty Trust Inc.	0.38
Peet’s Coffee & Tea Inc.	0.37
Shuffle Master Inc.	0.37
Sturm, Ruger & Co. Inc.	0.37
LivePerson Inc.	0.35
Prestige Brands Holdings Inc.	0.34
Liquidity Services Inc.	0.33
BBCN Bancorp Inc.	0.32

TOTAL	3.79%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

The iShares Russell Microcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Microcap® Index (the “Index”). The Index is a float-adjusted capitalization weighted index and measures the performance of the microcap sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was (2.28)%, net of fees, while the total return for the Index was (2.06)%.

After a difficult first half of the reporting period in which investors were faced with mixed economic data, the U.S. stock market posted strong gains for the third consecutive year, powered by improving corporate profits, low inflation and record-low interest rates. Investors were generally not deterred by rising gas prices, a trillion dollar federal budget deficit or the ongoing European financial crisis. But while markets were generally higher during the reporting period, most of the gains came in the fourth quarter of 2011 and the first quarter of 2012. Although still above 8%, U.S. unemployment fell to its lowest level in more than three years, while the economy added jobs nearly every month of the reporting period. However, quarterly GDP growth remained in the low single digits. Noting the weak economic recovery, the Federal Reserve Board pledged to keep interest rates at historically low levels until at least mid-2014.

The stock market was weak during the second and third quarters of 2011. By midsummer, the U.S. economy was on the verge of sliding back into recession and in August, Congress and the President deadlocked over the federal debt ceiling. As a result, for the first time in history, Standard & Poor’s Corp. downgraded the credit rating of the U.S. government from AAA to AA+. Meanwhile, Greece threatened to default on its government bonds and the contagion spread to Spain, Italy and France. Efforts by European monetary authorities were seen by many as ineffective. However, markets improved sharply in the second half of the reporting period as the U.S. unemployment rate steadily declined, corporate profits continued to advance, the Greece debt crisis appeared under control and consumer confidence began to rebound.

Across the broad U.S. market, micro-capitalization stocks generally underperformed their large-, mid- and small-cap counterparts during the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

Within the Index, five out of ten sectors contributed negatively to results during the reporting period, with the information technology, energy and industrials sectors detracting the most from returns. The materials and telecommunication services sectors also contributed negatively to returns. On the plus side, financials and health care, two of the larger weighted sectors in the Index, contributed the most to positive results. Consumer discretionary stocks were virtually flat during the reporting period.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Performance as of March 31, 2012

	Average Annual Total Returns
	Year Ended 03/31/12			Five Years Ended 03/31/12			Ten Years Ended 03/31/12
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	3.18%	3.16%	3.31%	2.91%	2.89%	3.03%	7.71%	7.71%	7.85%
Russell Midcap Growth	4.23%	4.18%	4.43%	4.24%	4.22%	4.44%	6.69%	6.68%	6.92%
Russell Midcap Value	2.11%	2.07%	2.28%	1.14%	1.14%	1.26%	7.86%	7.85%	8.02%

	Cumulative Total Returns
	Year Ended 03/31/12			Five Years Ended 03/31/12			Ten Years Ended 03/31/12
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	3.18%	3.16%	3.31%	15.40%	15.32%	16.08%	110.24%	110.17%	112.97%
Russell Midcap Growth	4.23%	4.18%	4.43%	23.05%	22.94%	24.27%	91.06%	90.96%	95.16%
Russell Midcap Value	2.11%	2.07%	2.28%	5.84%	5.83%	6.45%	113.09%	113.00%	116.20%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	13

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Index (the “Index”). The Index is a float-adjusted, capitalization weighted index and measures the performance of the mid-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2012 (the “reporting period”), the total return for the Fund was 3.18%, net of fees, while the total return for the Index was 3.31%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Financial	18.98%
Consumer Non-Cyclical	18.01
Consumer Cyclical	13.97
Industrial	13.12
Technology	9.77
Energy	7.63
Communications	6.65
Utilities	6.23
Basic Materials	5.38
Diversified	0.12
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
El Paso Corp.	0.54%
Intuitive Surgical Inc.	0.51
Spectra Energy Corp.	0.49
Ecolab Inc.	0.44
Equity Residential	0.44
Intuit Inc.	0.43
Discover Financial Services	0.43
Marsh & McLennan Companies Inc.	0.43
Lorillard Inc.	0.42
Noble Energy Inc.	0.41

TOTAL	4.54%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market and includes securities of Russell MidCap® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the total return for the Growth Fund was 4.23%, net of fees, while the total return for the Growth Index was 4.43%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Consumer Non-Cyclical	21.55%
Consumer Cyclical	17.46
Industrial	15.09
Technology	13.80
Communications	9.38
Energy	9.10
Basic Materials	7.16
Financial	6.15
Utilities	0.23
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
El Paso Corp.	1.02%
Intuitive Surgical Inc.	1.01
Ecolab Inc.	0.88
Intuit Inc.	0.86
Alexion Pharmaceuticals Inc.	0.81
T. Rowe Price Group Inc.	0.81
Bed Bath & Beyond Inc.	0.78
Fastenal Co.	0.76
Crown Castle International Corp.	0.74
Agilent Technologies Inc.	0.74

TOTAL	8.41%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market and includes securities of Russell MidCap® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the total return for the Value Fund was 2.11%, net of fees, while the total return for the Value Index was 2.28%.

PORTFOLIO ALLOCATION

As of 3/31/12

Sector*	Percentage of Net Assets
Financial	31.82%
Consumer Non-Cyclical	14.48
Utilities	12.24
Industrial	11.15
Consumer Cyclical	10.47
Energy	6.15
Technology	5.73
Communications	3.91
Basic Materials	3.61
Diversified	0.25
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 3/31/12

Security	Percentage of Net Assets
Spectra Energy Corp.	0.97%
Marsh & McLennan Companies Inc.	0.85
Lorillard Inc.	0.83
Equity Residential	0.81
Consolidated Edison Inc.	0.81
Prologis Inc.	0.78
Discover Financial Services	0.78
PPL Corp.	0.77
Aon Corp.	0.77
HCP Inc.	0.76

TOTAL	8.13%

*	Sector classifications used to describe the Fund’s portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

After a difficult first half of the reporting period in which investors were faced with mixed economic data, the U.S. stock market posted strong gains for the third consecutive year, powered by improving corporate profits, low inflation and record-low interest rates. Investors were generally not deterred by rising gas prices, a trillion dollar federal budget deficit or the ongoing European financial crisis. But while markets were generally higher during the reporting period, most of the gains came in the fourth quarter of 2011 and the first quarter of 2012. Although still above 8%, U.S. unemployment fell to its lowest level in more than three years, while the economy added jobs nearly every month of the reporting period. However, quarterly GDP growth remained in the low single digits. Noting the weak economic recovery, the Federal Reserve Board pledged to keep interest rates at historically low levels until at least mid-2014.

The stock market was weak during the second and third quarters of 2011. By midsummer, the U.S. economy was on the verge of sliding back into recession and in August, Congress and the President deadlocked over the federal debt ceiling. As a result, for the first time in history, Standard & Poor’s Corp. downgraded the credit rating of the U.S. government from AAA to AA+. Meanwhile, Greece threatened to default on its government bonds and the contagion spread to Spain, Italy and France. Efforts by European monetary authorities were seen by many as ineffective. However, markets improved sharply in the second half of the reporting period as the U.S. unemployment rate steadily declined, corporate profits continued to advance, the Greece debt crisis appeared under control and consumer confidence began to rebound.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussions of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Consumer stocks benefited from the general improvement in consumer confidence and improvement in retail sales. In health care, companies continued to benefit from booming demand for services as the percentage of the U.S. population over age 65 surged. Utilities stocks offered strong and steady dividends to investors in an ultra-low interest rate environment. And the information technology sector saw a boom in initial public offerings somewhat reminiscent of the dot-com era of the late 1990s as new companies rushed to go public. However, many of these same companies saw their shares decline after their IPOs, as investors demanded to see profits.

Across the broad U.S. market (as defined by the Russell 3000® Index), mid-capitalization stocks generally outperformed small-cap stocks but lagged their large-cap counterparts during the reporting period. In addition, growth-oriented stocks outperformed their value counterparts, as investors became more comfortable with risk.

Within the Index, eight out of ten sectors contributed positively to returns. The top three performers during the reporting period were the consumer discretionary sector, which contributed the most to Index returns, followed by the utilities and consumer staples sectors. The worst performer was energy, followed by telecommunications services.

The Growth Index saw strong performance from the consumer discretionary sector, which contributed the most meaningfully to returns during the reporting period. However, the energy, information technology and telecommunications services sectors produced negative results.

Within the Value Index, utilities stocks were the top contributors, followed by the consumer discretionary and consumer staples sectors. However, the energy sector produced a negative contribution to returns for the reporting period, as did industrials and telecommunications services.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/11 to 3/31/12)
Russell 3000
Actual	$1,000.00	$1,264.00	0.20%	$1.13
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell 3000 Growth
Actual	1,000.00	1,269.70	0.25	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
Russell 3000 Value
Actual	1,000.00	1,257.50	0.25	1.41
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
Russell Microcap
Actual	1,000.00	1,311.80	0.60	3.47
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.60	3.03

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a] (10/1/11 to 3/31/12)
Russell Midcap
Actual	$1,000.00	$1,267.10	0.20%	$1.13
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell Midcap Growth
Actual	1,000.00	1,272.50	0.25	1.42
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
Russell Midcap Value
Actual	1,000.00	1,261.60	0.25	1.41
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	19

Summary Schedule of Investments

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$4,946,914	0.14%

		4,946,914	0.14
AEROSPACE & DEFENSE
Boeing Co. (The)	161,708	12,026,224	0.35
United Technologies Corp.	200,473	16,627,231	0.48
Other securities[a]		32,658,548	0.95

		61,312,003	1.78
AGRICULTURE
Altria Group Inc.	458,524	14,154,636	0.41
Philip Morris International Inc.	389,525	34,515,810	1.00
Other securities[a]		14,726,207	0.43

		63,396,653	1.84
AIRLINES
Other securities[a]		6,965,343	0.20

		6,965,343	0.20
APPAREL
Other securities[a]		24,321,077	0.71

		24,321,077	0.71
AUTO MANUFACTURERS
Other securities[a]		19,879,304	0.58

		19,879,304	0.58
AUTO PARTS & EQUIPMENT
Other securities[a]		15,951,561	0.46

		15,951,561	0.46
BANKS
Bank of America Corp.	2,350,734	22,496,524	0.65
Citigroup Inc.	636,505	23,264,258	0.68
Goldman Sachs Group Inc. (The)	113,401	14,103,682	0.41
J.P. Morgan Chase & Co.	870,354	40,018,877	1.16
PNC Financial Services Group Inc. (The)[b]	115,277	7,434,214	0.22
U.S. Bancorp	422,004	13,369,087	0.39
Wells Fargo & Co.	1,077,377	36,781,651	1.07
Other securities[a]		73,643,359	2.14

		231,111,652	6.72

Security	Shares	Value	% of Net Assets

BEVERAGES
Coca-Cola Co. (The)	432,721	$32,025,681	0.93%
PepsiCo Inc.	346,213	22,971,232	0.67
Other securities[a]		13,684,634	0.40

		68,681,547	2.00
BIOTECHNOLOGY
Other securities[a]		54,662,941	1.59

		54,662,941	1.59
BUILDING MATERIALS
Other securities[a]		7,003,865	0.20

		7,003,865	0.20
CHEMICALS
Other securities[a]		82,740,135	2.41

		82,740,135	2.41
COAL
Other securities[a]		6,111,180	0.18

		6,111,180	0.18
COMMERCIAL SERVICES
Visa Inc. Class A	114,543	13,516,074	0.39
Other securities[a]		61,446,425	1.79

		74,962,499	2.18
COMPUTERS
Apple Inc.[c]	202,546	121,420,251	3.53
EMC Corp.[c]	450,679	13,466,288	0.39
International Business Machines Corp.	265,287	55,352,133	1.61
Other securities[a]		55,932,268	1.63

		246,170,940	7.16
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	611,375	41,090,514	1.19
Other securities[a]		15,640,723	0.46

		56,731,237	1.65
DISTRIBUTION & WHOLESALE
Other securities[a]		15,852,454	0.46

		15,852,454	0.46
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	230,136	13,315,669	0.39
BlackRock Inc.[b]	18,761	3,844,129	0.11

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

Other securities[a]		$45,419,031	1.32%

		62,578,829	1.82
ELECTRIC
Other securities[a]		100,374,063	2.92

		100,374,063	2.92
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		16,831,503	0.49

		16,831,503	0.49
ELECTRONICS
Other securities[a]		45,956,297	1.34

		45,956,297	1.34
ENERGY — ALTERNATE SOURCES
Other securities[a]		543,633	0.02

		543,633	0.02
ENGINEERING & CONSTRUCTION
Other securities[a]		9,949,832	0.29

		9,949,832	0.29
ENTERTAINMENT
Other securities[a]		6,298,182	0.18

		6,298,182	0.18
ENVIRONMENTAL CONTROL
Other securities[a]		11,155,215	0.32

		11,155,215	0.32
FOOD
Kraft Foods Inc. Class A	361,933	13,757,073	0.40
Other securities[a]		45,823,435	1.33

		59,580,508	1.73
FOREST PRODUCTS & PAPER
Other securities[a]		6,858,474	0.20

		6,858,474	0.20
GAS
Other securities[a]		12,689,480	0.37

		12,689,480	0.37
HAND & MACHINE TOOLS
Other securities[a]		6,054,508	0.18

		6,054,508	0.18
HEALTH CARE — PRODUCTS
Other securities[a]		69,969,959	2.03

		69,969,959	2.03

Security	Shares	Value	% of Net Assets

HEALTH CARE — SERVICES
UnitedHealth Group Inc.	237,311	$13,987,110	0.41%
Other securities[a]		34,326,280	1.00

		48,313,390	1.41
HOLDING COMPANIES — DIVERSIFIED
BlackRock Kelso Capital Corp.[b]	15,894	156,079	0.00
Other securities[a]		4,725,566	0.14

		4,881,645	0.14
HOME BUILDERS
Other securities[a]		5,507,553	0.16

		5,507,553	0.16
HOME FURNISHINGS
Other securities[a]		4,579,340	0.13

		4,579,340	0.13
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		14,046,218	0.41

		14,046,218	0.41
HOUSEWARES
Other securities[a]		1,699,277	0.05

		1,699,277	0.05
INSURANCE
Berkshire Hathaway Inc. Class Bc	383,420	31,114,533	0.90
Other securities[a]		92,239,379	2.69

		123,353,912	3.59
INTERNET
Amazon.com Inc.[c]	79,606	16,121,011	0.47
Google Inc. Class Ac	55,124	35,347,714	1.03
Other securities[a]		46,431,774	1.35

		97,900,499	2.85
IRON & STEEL
Other securities[a]		10,058,111	0.29

		10,058,111	0.29
LEISURE TIME
Other securities[a]		9,207,032	0.27

		9,207,032	0.27
LODGING
Other securities[a]		15,338,690	0.45

		15,338,690	0.45

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

MACHINERY
Caterpillar Inc.	141,209	$15,041,583	0.44%
Other securities[a]		32,725,929	0.95

		47,767,512	1.39
MANUFACTURING
3M Co.	155,641	13,884,734	0.40
General Electric Co.	2,322,902	46,620,643	1.36
Other securities[a]		43,010,781	1.25

		103,516,158	3.01
MEDIA
Comcast Corp. Class A	604,070	18,128,141	0.53
Walt Disney Co. (The)	392,018	17,162,548	0.50
Other securities[a]		66,564,308	1.93

		101,854,997	2.96
METAL FABRICATE & HARDWARE
Other securities[a]		9,065,391	0.26

		9,065,391	0.26
MINING
Other securities[a]		23,919,560	0.70

		23,919,560	0.70
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		3,183,511	0.09

		3,183,511	0.09
OFFICE FURNISHINGS
Other securities[a]		1,061,426	0.03

		1,061,426	0.03
OIL & GAS
Chevron Corp.	440,301	47,217,879	1.37
ConocoPhillips	290,817	22,105,000	0.64
Exxon Mobil Corp.	1,078,950	93,577,333	2.72
Occidental Petroleum Corp.	178,046	16,955,321	0.49
Other securities[a]		100,059,690	2.92

		279,915,223	8.14
OIL & GAS SERVICES
Schlumberger Ltd.	297,213	20,784,105	0.60
Other securities[a]		33,841,593	0.99

		54,625,698	1.59
PACKAGING & CONTAINERS
Other securities[a]		8,708,359	0.25

		8,708,359	0.25

Security	Shares	Value	% of Net Assets

PHARMACEUTICALS
Abbott Laboratories	340,437	$20,865,384	0.61%
Bristol-Myers Squibb Co.	373,672	12,611,430	0.37
Johnson & Johnson	600,391	39,601,790	1.15
Merck & Co. Inc.	676,058	25,960,627	0.75
Pfizer Inc.	1,730,581	39,214,965	1.14
Other securities[a]		68,582,447	1.99

		206,836,643	6.01
PIPELINES
Other securities[a]		17,189,232	0.50

		17,189,232	0.50
REAL ESTATE
Other securities[a]		3,761,235	0.11

		3,761,235	0.11
REAL ESTATE INVESTMENT TRUSTS
PennyMac Mortgage Investment Trust[b]	6,611	123,427	0.00
Other securities[a]		110,038,883	3.20

		110,162,310	3.20
RETAIL
CVS Caremark Corp.	296,998	13,305,510	0.39
Home Depot Inc. (The)	350,030	17,610,009	0.51
McDonald’s Corp.	227,262	22,294,402	0.65
Wal-Mart Stores Inc.	388,669	23,786,543	0.69
Other securities[a]		139,268,205	4.05

		216,264,669	6.29
SAVINGS & LOANS
Other securities[a]		7,672,830	0.22

		7,672,830	0.22
SEMICONDUCTORS
Intel Corp.	1,094,251	30,759,396	0.89
QUALCOMM Inc.	365,679	24,873,486	0.72
Other securities[a]		59,556,835	1.74

		115,189,717	3.35
SHIPBUILDING
Other securities[a]		430,689	0.01

		430,689	0.01
SOFTWARE
Microsoft Corp.	1,625,377	52,418,408	1.52
Oracle Corp.	841,284	24,531,841	0.71

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

Other securities[a]		$58,697,215	1.71%

		135,647,464	3.94
STORAGE & WAREHOUSING
Other securities[a]		244,716	0.01

		244,716	0.01
TELECOMMUNICATIONS
AT&T Inc.	1,297,092	40,508,183	1.18
Cisco Systems Inc.	1,204,711	25,479,638	0.74
Verizon Communications Inc.	619,657	23,689,487	0.69
Other securities[a]		45,344,515	1.32

		135,021,823	3.93
TEXTILES
Other securities[a]		2,123,061	0.06

		2,123,061	0.06
TOYS, GAMES & HOBBIES
Other securities[a]		3,669,355	0.11

		3,669,355	0.11
TRANSPORTATION
United Parcel Service Inc. Class B	160,931	12,990,350	0.38
Other securities[a]		44,570,140	1.29

		57,560,490	1.67
TRUCKING & LEASING
Other securities[a]		957,591	0.03

		957,591	0.03
VENTURE CAPITAL
Other securities[a]		163,329	0.01

		163,329	0.01
WATER
Other securities[a]		2,705,108	0.08

		2,705,108	0.08

TOTAL COMMON STOCKS
(Cost: $3,389,214,937)		3,433,745,552	99.85

WARRANTS
OIL & GAS
Other securities[a]		—	0.00

		—	0.00

TOTAL WARRANTS
(Cost: $0)		—	0.00

Security	Shares	Value	% of Net Assets

RIGHTS
TRANSPORTATION
Other securities[a]		$5,720	0.00%

		5,720	0.00

TOTAL RIGHTS
(Cost: $0)		5,720	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[b,d,e]	106,226,351	106,226,351	3.09
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[b,d,e]	8,231,704	8,231,704	0.24
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[b,d]	3,916,085	3,916,085	0.11

		118,374,140	3.44

TOTAL SHORT-TERM INVESTMENTS
(Cost: $118,374,140)		118,374,140	3.44

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,507,589,077)		3,552,125,412	103.29
Other Assets, Less Liabilities		(112,994,068)	(3.29)

NET ASSETS		$3,439,131,344	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$742,772	0.22%

		742,772	0.22
AEROSPACE & DEFENSE
Boeing Co. (The)	28,337	2,107,423	0.61
United Technologies Corp.	37,470	3,107,762	0.90
Other securities[a]		2,273,529	0.66

		7,488,714	2.17
AGRICULTURE
Altria Group Inc.	67,578	2,086,133	0.60
Philip Morris International Inc.	69,652	6,171,864	1.79
Other securities[a]		357,840	0.11

		8,615,837	2.50
AIRLINES
Other securities[a]		655,855	0.19

		655,855	0.19
APPAREL
Nike Inc. Class B	15,447	1,675,073	0.49
Other securities[a]		2,367,395	0.68

		4,042,468	1.17
AUTO MANUFACTURERS
Other securities[a]		2,052,451	0.60

		2,052,451	0.60
AUTO PARTS & EQUIPMENT
Other securities[a]		1,387,210	0.40

		1,387,210	0.40
BANKS
Other securities[a]		751,288	0.22

		751,288	0.22
BEVERAGES
Coca-Cola Co. (The)	85,498	6,327,707	1.83
PepsiCo Inc.	68,405	4,538,672	1.32
Other securities[a]		1,712,444	0.50

		12,578,823	3.65
BIOTECHNOLOGY
Biogen Idec Inc.[b]	10,453	1,316,764	0.38
Celgene Corp.[b]	18,984	1,471,640	0.43
Gilead Sciences Inc.[b]	34,052	1,663,440	0.48

Security	Shares	Value	% of Net Assets

Other securities[a]		$3,314,307	0.96%

		7,766,151	2.25
BUILDING MATERIALS
Other securities[a]		525,424	0.15

		525,424	0.15
CHEMICALS
E.I. du Pont de Nemours and Co.	40,189	2,125,998	0.62
Monsanto Co.	23,192	1,849,794	0.54
Praxair Inc.	13,125	1,504,650	0.44
Other securities[a]		6,997,163	2.02

		12,477,605	3.62
COAL
Other securities[a]		982,733	0.29

		982,733	0.29
COMMERCIAL SERVICES
MasterCard Inc. Class A	4,641	1,951,726	0.57
Other securities[a]		8,163,623	2.36

		10,115,349	2.93
COMPUTERS
Accenture PLC Class A	27,936	1,801,872	0.52
Apple Inc.[b]	40,020	23,990,789	6.96
EMC Corp.[b]	89,044	2,660,635	0.77
International Business Machines Corp.	52,417	10,936,807	3.17
Other securities[a]		4,789,294	1.39

		44,179,397	12.81
COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	19,081	1,865,740	0.54
Other securities[a]		1,550,356	0.45

		3,416,096	0.99
DISTRIBUTION & WHOLESALE
Other securities[a]		2,340,324	0.68

		2,340,324	0.68
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	27,502	1,591,266	0.46
BlackRock Inc.[c]	1,833	375,582	0.11
Other securities[a]		4,289,430	1.25

		6,256,278	1.82

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ELECTRIC
Other securities[a]		$218,898	0.06%

		218,898	0.06
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	32,523	1,697,050	0.49
Other securities[a]		754,990	0.22

		2,452,040	0.71
ELECTRONICS
Honeywell International Inc.	34,057	2,079,180	0.60
Other securities[a]		3,341,592	0.97

		5,420,772	1.57
ENERGY — ALTERNATE SOURCES
Other securities[a]		80,726	0.02

		80,726	0.02
ENGINEERING & CONSTRUCTION
Other securities[a]		850,491	0.25

		850,491	0.25
ENTERTAINMENT
Other securities[a]		669,399	0.19

		669,399	0.19
ENVIRONMENTAL CONTROL
Other securities[a]		861,605	0.25

		861,605	0.25
FOOD
Other securities[a]		5,547,254	1.61

		5,547,254	1.61
FOREST PRODUCTS & PAPER
Other securities[a]		185,591	0.05

		185,591	0.05
GAS
Other securities[a]		12,660	0.00

		12,660	0.00
HAND & MACHINE TOOLS
Other securities[a]		193,312	0.06

		193,312	0.06
HEALTH CARE — PRODUCTS
Baxter International Inc.	22,205	1,327,415	0.38
Medtronic Inc.	39,956	1,565,876	0.45

Security	Shares	Value	% of Net Assets

Other securities[a]		$7,721,168	2.25%

		10,614,459	3.08
HEALTH CARE — SERVICES
Other securities[a]		2,417,341	0.70

		2,417,341	0.70
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		22,126	0.01

		22,126	0.01
HOME BUILDERS
Other securities[a]		12,181	0.00

		12,181	0.00
HOME FURNISHINGS
Other securities[a]		496,363	0.14

		496,363	0.14
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,610,281	0.47

		1,610,281	0.47
HOUSEWARES
Other securities[a]		106,435	0.03

		106,435	0.03
INSURANCE
Other securities[a]		125,794	0.04

		125,794	0.04
INTERNET
Amazon.com Inc.[b]	15,728	3,185,077	0.92
Google Inc. Class Ab	10,892	6,984,386	2.03
Priceline.com Inc.[b]	2,147	1,540,472	0.45
Other securities[a]		4,873,985	1.41

		16,583,920	4.81
IRON & STEEL
Other securities[a]		880,312	0.26

		880,312	0.26
LEISURE TIME
Other securities[a]		1,017,802	0.30

		1,017,802	0.30
LODGING
Other securities[a]		2,310,703	0.67

		2,310,703	0.67

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

MACHINERY
Caterpillar Inc.	27,900	$2,971,908	0.86%
Deere & Co.	18,157	1,468,901	0.43
Other securities[a]		4,070,365	1.18

		8,511,174	2.47
MANUFACTURING
3M Co.	27,153	2,422,319	0.70
Danaher Corp.	23,755	1,330,280	0.39
Other securities[a]		4,140,825	1.20

		7,893,424	2.29
MEDIA
Comcast Corp. Class A	52,022	1,561,180	0.45
DIRECTV Class Ab	30,525	1,506,103	0.44
Other securities[a]		5,913,034	1.71

		8,980,317	2.60
METAL FABRICATE & HARDWARE
Other securities[a]		1,521,249	0.44

		1,521,249	0.44
MINING
Freeport-McMoRan Copper & Gold Inc.	40,984	1,559,031	0.45
Other securities[a]		1,088,408	0.32

		2,647,439	0.77
OFFICE FURNISHINGS
Other securities[a]		181,996	0.05

		181,996	0.05
OIL & GAS
Exxon Mobil Corp.	157,331	13,645,318	3.96
Other securities[a]		9,773,045	2.83

		23,418,363	6.79
OIL & GAS SERVICES
Schlumberger Ltd.	58,724	4,106,569	1.19
Other securities[a]		4,173,771	1.21

		8,280,340	2.40
PACKAGING & CONTAINERS
Other securities[a]		993,744	0.29

		993,744	0.29
PHARMACEUTICALS
Abbott Laboratories	63,161	3,871,138	1.12
Johnson & Johnson	24,194	1,595,836	0.46

Security	Shares	Value	% of Net Assets

Other securities[a]		$10,193,396	2.96%

		15,660,370	4.54
PIPELINES
Other securities[a]		1,170,515	0.34

		1,170,515	0.34
REAL ESTATE
Other securities[a]		392,945	0.11

		392,945	0.11
REAL ESTATE INVESTMENT TRUSTS
Simon Property Group Inc.	10,369	1,510,556	0.44
Other securities[a]		5,748,573	1.67

		7,259,129	2.11
RETAIL
Costco Wholesale Corp.	18,902	1,716,302	0.50
Home Depot Inc. (The)	41,699	2,097,877	0.61
McDonald’s Corp.	44,903	4,404,984	1.28
Starbucks Corp.	32,435	1,812,792	0.53
TJX Companies Inc. (The)	33,404	1,326,473	0.38
Wal-Mart Stores Inc.	58,363	3,571,816	1.04
Yum! Brands Inc.	20,140	1,433,565	0.42
Other securities[a]		12,158,016	3.51

		28,521,825	8.27
SAVINGS & LOANS
Other securities[a]		63,854	0.02

		63,854	0.02
SEMICONDUCTORS
QUALCOMM Inc.	72,252	4,914,581	1.43
Other securities[a]		8,186,120	2.37

		13,100,701	3.80
SOFTWARE
Microsoft Corp.	321,150	10,357,087	3.00
Oracle Corp.	166,222	4,847,033	1.41
Other securities[a]		9,948,824	2.88

		25,152,944	7.29
STORAGE & WAREHOUSING
Other securities[a]		14,269	0.00

		14,269	0.00
TELECOMMUNICATIONS
Other securities[a]		4,801,712	1.39

		4,801,712	1.39

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

TOYS, GAMES & HOBBIES
Other securities[a]		$560,320	0.16%

		560,320	0.16
TRANSPORTATION
United Parcel Service Inc. Class B	31,796	2,566,573	0.74
Other securities[a]		3,649,578	1.06

		6,216,151	1.80
TRUCKING & LEASING
Other securities[a]		51,022	0.02

		51,022	0.02
VENTURE CAPITAL
Other securities[a]		701	0.00

		701	0.00
WATER
Other securities[a]		13,530	0.00

		13,530	0.00

TOTAL COMMON STOCKS
(Cost: $298,977,642)		344,473,274	99.89

WARRANTS
OIL & GAS
Other securities[a]		—	0.00

		—	0.00

TOTAL WARRANTS
(Cost: $0)		—	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	8,971,799	8,971,799	2.60
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	695,244	695,244	0.20

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	264,394	$264,394	0.08%

		9,931,437	2.88

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,931,437)		9,931,437	2.88

TOTAL INVESTMENTS IN SECURITIES
(Cost: $308,909,079)		354,404,711	102.77
Other Assets, Less Liabilities		(9,539,000)	(2.77)

NET ASSETS		$344,865,711	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$215,883	0.07%

		215,883	0.07
AEROSPACE & DEFENSE
Other securities[a]		4,257,268	1.38

		4,257,268	1.38
AGRICULTURE
Other securities[a]		3,598,119	1.17

		3,598,119	1.17
AIRLINES
Other securities[a]		658,635	0.21

		658,635	0.21
APPAREL
Other securities[a]		705,510	0.23

		705,510	0.23
AUTO MANUFACTURERS
Other securities[a]		1,724,149	0.56

		1,724,149	0.56
AUTO PARTS & EQUIPMENT
Other securities[a]		1,624,879	0.53

		1,624,879	0.53
BANKS
Bank of America Corp.	427,288	4,089,146	1.33
Bank of New York Mellon Corp. (The)	49,443	1,193,060	0.39
Capital One Financial Corp.	19,875	1,107,833	0.36
Citigroup Inc.	115,696	4,228,689	1.37
Goldman Sachs Group Inc. (The)	20,613	2,563,639	0.83
J.P. Morgan Chase & Co.	158,200	7,274,036	2.36
Morgan Stanley	61,506	1,207,978	0.39
PNC Financial Services Group Inc. (The)[b]	20,955	1,351,388	0.44
U.S. Bancorp	76,708	2,430,109	0.79
Wells Fargo & Co.	182,122	6,217,645	2.02
Other securities[a]		9,663,753	3.15

		41,327,276	13.43
BEVERAGES
Other securities[a]		913,897	0.30

		913,897	0.30

Security	Shares	Value	% of Net Assets

BIOTECHNOLOGY
Amgen Inc.	31,692	$2,154,739	0.70%
Other securities[a]		636,885	0.21

		2,791,624	0.91
BUILDING MATERIALS
Other securities[a]		787,293	0.26

		787,293	0.26
CHEMICALS
Dow Chemical Co. (The)	46,807	1,621,395	0.53
Other securities[a]		1,937,589	0.63

		3,558,984	1.16
COAL
Other securities[a]		206,181	0.07

		206,181	0.07
COMMERCIAL SERVICES
Visa Inc. Class A	14,096	1,663,328	0.54
Other securities[a]		2,636,767	0.86

		4,300,095	1.40
COMPUTERS
Hewlett-Packard Co.	79,112	1,885,239	0.61
Other securities[a]		2,217,944	0.72

		4,103,183	1.33
COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	103,681	6,968,400	2.26
Other securities[a]		201,186	0.07

		7,169,586	2.33
DISTRIBUTION & WHOLESALE
Other securities[a]		729,661	0.24

		729,661	0.24
DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[b]	1,725	353,453	0.11
Other securities[a]		5,272,374	1.72

		5,625,827	1.83
ELECTRIC
Dominion Resources Inc.	22,927	1,174,092	0.38
Duke Energy Corp.	53,013	1,113,803	0.36
Exelon Corp.	33,271	1,304,556	0.42
Southern Co. (The)	33,809	1,519,038	0.49
Other securities[a]		12,935,170	4.21

		18,046,659	5.86

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$804,349	0.26%

		804,349	0.26
ELECTRONICS
Other securities[a]		3,361,102	1.09

		3,361,102	1.09
ENERGY — ALTERNATE SOURCES
Other securities[a]		24,600	0.01

		24,600	0.01
ENGINEERING & CONSTRUCTION
Other securities[a]		1,025,095	0.33

		1,025,095	0.33
ENTERTAINMENT
Other securities[a]		528,339	0.17

		528,339	0.17
ENVIRONMENTAL CONTROL
Other securities[a]		1,234,488	0.40

		1,234,488	0.40
FOOD
Kraft Foods Inc. Class A	65,789	2,500,640	0.81
Other securities[a]		3,230,302	1.05

		5,730,942	1.86
FOREST PRODUCTS & PAPER
Other securities[a]		1,076,889	0.35

		1,076,889	0.35
GAS
Other securities[a]		2,294,290	0.75

		2,294,290	0.75
HAND & MACHINE TOOLS
Other securities[a]		924,022	0.30

		924,022	0.30
HEALTH CARE — PRODUCTS
Other securities[a]		2,958,705	0.96

		2,958,705	0.96
HEALTH CARE — SERVICES
UnitedHealth Group Inc.	43,136	2,542,436	0.83
Other securities[a]		4,011,455	1.30

		6,553,891	2.13

Security	Shares	Value	% of Net Assets

HOLDING COMPANIES — DIVERSIFIED
BlackRock Kelso Capital Corp.[b]	2,896	$28,439	0.01%
Other securities[a]		838,227	0.27

		866,666	0.28
HOME BUILDERS
Other securities[a]		989,534	0.32

		989,534	0.32
HOME FURNISHINGS
Other securities[a]		376,153	0.12

		376,153	0.12
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,072,858	0.35

		1,072,858	0.35
HOUSEWARES
Other securities[a]		211,527	0.07

		211,527	0.07
INSURANCE
Berkshire Hathaway Inc. Class Bc	69,692	5,655,506	1.84
MetLife Inc.	32,703	1,221,457	0.40
Prudential Financial Inc.	19,353	1,226,787	0.40
Other securities[a]		14,191,972	4.60

		22,295,722	7.24
INTERNET
Other securities[a]		2,546,246	0.83

		2,546,246	0.83
IRON & STEEL
Other securities[a]		1,021,843	0.33

		1,021,843	0.33
LEISURE TIME
Other securities[a]		736,319	0.24

		736,319	0.24
LODGING
Other securities[a]		661,257	0.21

		661,257	0.21
MACHINERY
Other securities[a]		847,110	0.28

		847,110	0.28

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

MANUFACTURING
General Electric Co.	422,222	$8,473,996	2.75%
Other securities[a]		3,081,728	1.00

		11,555,724	3.75
MEDIA
Comcast Corp. Class A	61,931	1,858,549	0.60
News Corp. Class A NVS	86,096	1,695,230	0.55
Time Warner Inc.	39,852	1,504,413	0.49
Walt Disney Co. (The)	71,257	3,119,632	1.01
Other securities[a]		2,071,195	0.68

		10,249,019	3.33
METAL FABRICATE & HARDWARE
Other securities[a]		246,337	0.08

		246,337	0.08
MINING
Other securities[a]		1,915,228	0.62

		1,915,228	0.62
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		579,200	0.19

		579,200	0.19
OFFICE FURNISHINGS
Other securities[a]		27,288	0.01

		27,288	0.01
OIL & GAS
Anadarko Petroleum Corp.	16,799	1,316,034	0.43
Apache Corp.	10,871	1,091,883	0.35
Chevron Corp.	75,469	8,093,296	2.63
ConocoPhillips	52,861	4,017,965	1.31
Devon Energy Corp.	16,843	1,197,874	0.39
Exxon Mobil Corp.	51,383	4,456,448	1.45
Occidental Petroleum Corp.	23,043	2,194,385	0.71
Other securities[a]		6,972,797	2.26

		29,340,682	9.53
OIL & GAS SERVICES
National Oilwell Varco Inc.	16,845	1,338,672	0.43
Other securities[a]		971,810	0.32

		2,310,482	0.75
PACKAGING & CONTAINERS
Other securities[a]		668,265	0.22

		668,265	0.22

Security	Shares	Value	% of Net Assets

PHARMACEUTICALS
Bristol-Myers Squibb Co.	67,923	$2,292,401	0.74%
Eli Lilly and Co.	27,231	1,096,592	0.36
Johnson & Johnson	86,868	5,729,813	1.86
Merck & Co. Inc.	122,885	4,718,784	1.53
Pfizer Inc.	314,559	7,127,907	2.32
Other securities[a]		2,220,889	0.72

		23,186,386	7.53
PIPELINES
Other securities[a]		2,049,128	0.67

		2,049,128	0.67
REAL ESTATE
Other securities[a]		320,755	0.10

		320,755	0.10
REAL ESTATE INVESTMENT TRUSTS
PennyMac Mortgage Investment Trust[b]	1,209	22,572	0.01
Other securities[a]		13,320,378	4.32

		13,342,950	4.33
RETAIL
CVS Caremark Corp.	53,986	2,418,573	0.79
Home Depot Inc. (The)	25,261	1,270,881	0.41
Lowe’s Companies Inc.	51,843	1,626,833	0.53
Target Corp.	25,985	1,514,146	0.49
Other securities[a]		6,243,191	2.03

		13,073,624	4.25
SAVINGS & LOANS
Other securities[a]		1,336,898	0.43

		1,336,898	0.43
SEMICONDUCTORS
Intel Corp.	198,891	5,590,826	1.82
Other securities[a]		3,289,412	1.06

		8,880,238	2.88
SHIPBUILDING
Other securities[a]		77,422	0.03

		77,422	0.03
SOFTWARE
Other securities[a]		1,519,029	0.49

		1,519,029	0.49

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

STORAGE & WAREHOUSING
Other securities[a]		$30,903	0.01%

		30,903	0.01
TELECOMMUNICATIONS
AT&T Inc.	235,766	7,362,972	2.39
Cisco Systems Inc.	218,977	4,631,364	1.50
Verizon Communications Inc.	87,179	3,332,853	1.08
Other securities[a]		4,797,501	1.57

		20,124,690	6.54
TEXTILES
Other securities[a]		386,866	0.13

		386,866	0.13
TOYS, GAMES & HOBBIES
Other securities[a]		152,971	0.05

		152,971	0.05
TRANSPORTATION
Union Pacific Corp.	16,347	1,756,976	0.57
Other securities[a]		2,986,831	0.97

		4,743,807	1.54
TRUCKING & LEASING
Other securities[a]		127,099	0.04

		127,099	0.04
VENTURE CAPITAL
Other securities[a]		29,098	0.01

		29,098	0.01
WATER
Other securities[a]		480,052	0.16

		480,052	0.16

TOTAL COMMON STOCKS
(Cost: $345,900,362)		307,240,797	99.82

RIGHTS
TRANSPORTATION
Other securities[a]		1,040	0.00

		1,040	0.00

TOTAL RIGHTS
(Cost: $0)		1,040	0.00

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25% [b,d,e]	5,467,856	$5,467,856	1.78%
BlackRock Cash Funds: Prime, SL Agency Shares
0.24% [b,d,e]	423,716	423,716	0.14
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04% [b,d]	473,198	473,198	0.15

		6,364,770	2.07

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,364,770)		6,364,770	2.07

TOTAL INVESTMENTS IN SECURITIES
(Cost: $352,265,132)		313,606,607	101.89
Other Assets, Less Liabilities		(5,810,061)	(1.89)

NET ASSETS		$307,796,546	100.00%

NVS — Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$863,233	0.18%

		863,233	0.18
AEROSPACE & DEFENSE
Other securities[a]		2,775,629	0.57

		2,775,629	0.57
AGRICULTURE
Other securities[a]		1,562,405	0.32

		1,562,405	0.32
AIRLINES
Other securities[a]		953,037	0.20

		953,037	0.20
APPAREL
Oxford Industries Inc.	24,252	1,232,487	0.25
Other securities[a]		2,702,545	0.56

		3,935,032	0.81
AUTO MANUFACTURERS
Wabash National Corp.[b,c]	129,033	1,335,492	0.28

		1,335,492	0.28
AUTO PARTS & EQUIPMENT
Other securities[a]		5,634,072	1.16

		5,634,072	1.16
BANKS
BBCN Bancorp Inc.[b]	140,961	1,568,896	0.32
Boston Private Financial Holdings Inc.	146,075	1,447,603	0.30
Pinnacle Financial Partners Inc.[b]	65,184	1,196,126	0.25
State Bank Financial Corp.[b,c]	62,925	1,101,817	0.23
Other securities[a]		49,426,947	10.18

		54,741,389	11.28

BEVERAGES
Peet’s Coffee & Tea Inc.[b,c]	24,614	1,814,052	0.37
Other securities[a]		528,453	0.11

		2,342,505	0.48
BIOTECHNOLOGY
Dynavax Technologies Corp.[b,c]	289,596	1,465,356	0.30
Exact Sciences Corp.[b]	106,828	1,192,200	0.25
Spectrum Pharmaceuticals Inc.[b,c]	107,610	1,359,114	0.28

Security	Shares	Value	% of Net Assets

Other securities[a]		$16,918,166	3.48%

		20,934,836	4.31
BUILDING MATERIALS
Other securities[a]		6,116,271	1.26

		6,116,271	1.26
CHEMICALS
TPC Group Inc.[b]	25,170	1,112,766	0.23
Other securities[a]		6,445,380	1.33

		7,558,146	1.56
COAL
Other securities[a]		412,512	0.08

		412,512	0.08
COMMERCIAL SERVICES
Advance America Cash Advance Centers Inc.	103,437	1,085,054	0.22
H&E Equipment Services Inc.[b]	53,472	1,011,690	0.21
On Assignment Inc.[b]	69,760	1,218,707	0.25
Team Inc.[b,c]	36,796	1,138,836	0.23
TNS Inc.[b]	49,502	1,075,679	0.22
Other securities[a]		16,402,753	3.39

		21,932,719	4.52
COMPUTERS
LivePerson Inc.[b]	100,252	1,681,226	0.35
Other securities[a]		12,717,744	2.62

		14,398,970	2.97
COSMETICS & PERSONAL CARE
Other securities[a]		330,181	0.07

		330,181	0.07
DISTRIBUTION & WHOLESALE
Other securities[a]		3,069,825	0.63

		3,069,825	0.63
DIVERSIFIED FINANCIAL SERVICES
Virtus Investment Partners Inc.[b]	12,553	1,076,796	0.22
Other securities[a]		9,814,269	2.02

		10,891,065	2.24
ELECTRIC
Other securities[a]		2,017,902	0.42

		2,017,902	0.42

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$3,406,205	0.70%

		3,406,205	0.70
ELECTRONICS
Other securities[a]		10,432,035	2.15

		10,432,035	2.15
ENERGY — ALTERNATE SOURCES
Other securities[a]		2,314,963	0.48

		2,314,963	0.48
ENGINEERING & CONSTRUCTION
Exponent Inc.[b]	25,747	1,249,244	0.26
Other securities[a]		3,176,801	0.65

		4,426,045	0.91
ENTERTAINMENT
Shuffle Master Inc.[b]	102,308	1,800,621	0.37
Other securities[a]		2,290,226	0.47

		4,090,847	0.84
ENVIRONMENTAL CONTROL
Other securities[a]		4,449,373	0.92

		4,449,373	0.92
FOOD
Other securities[a]		4,790,582	0.99

		4,790,582	0.99
FOREST PRODUCTS & PAPER
Other securities[a]		2,162,949	0.45

		2,162,949	0.45
GAS
Other securities[a]		1,077,560	0.22

		1,077,560	0.22
HAND & MACHINE TOOLS
Other securities[a]		413,040	0.09

		413,040	0.09
HEALTH CARE — PRODUCTS
Endologix Inc.[b]	93,952	1,376,397	0.28
OraSure Technologies Inc.[b,c]	88,985	1,022,438	0.21
Quidel Corp.[b,c]	54,636	1,003,663	0.21
Other securities[a]		17,487,910	3.60

		20,890,408	4.30

Security	Shares	Value	% of Net Assets

HEALTH CARE — SERVICES
Other securities[a]		$6,037,354	1.24%

		6,037,354	1.24
HOLDING COMPANIES — DIVERSIFIED
Main Street Capital Corp.[c]	44,735	1,101,823	0.23
PennantPark Investment Corp.	102,361	1,064,554	0.22
Triangle Capital Corp.	51,976	1,026,526	0.21
Other securities[a]		6,826,883	1.40

		10,019,786	2.06
HOME BUILDERS
Other securities[a]		2,441,898	0.50

		2,441,898	0.50
HOME FURNISHINGS
Other securities[a]		3,249,733	0.67

		3,249,733	0.67
HOUSEHOLD PRODUCTS & WARES
ACCO Brands Corp.[b]	104,497	1,296,808	0.27
Prestige Brands Holdings Inc.[b]	94,845	1,657,890	0.34
Other securities[a]		2,371,989	0.49

		5,326,687	1.10
HOUSEWARES
Other securities[a]		685,234	0.14

		685,234	0.14
INSURANCE
Other securities[a]		7,481,150	1.54

		7,481,150	1.54
INTERNET
Liquidity Services Inc.[b,c]	35,717	1,600,122	0.33
Other securities[a]		18,156,610	3.74

		19,756,732	4.07
IRON & STEEL
Other securities[a]		1,044,278	0.22

		1,044,278	0.22
LEISURE TIME
Other securities[a]		2,646,435	0.55

		2,646,435	0.55
LODGING
Other securities[a]		1,543,736	0.32

		1,543,736	0.32

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

MACHINERY
Other securities[a]		$6,152,864	1.27%

		6,152,864	1.27
MANUFACTURING
Sturm, Ruger & Co. Inc.	36,306	1,782,625	0.37
Other securities[a]		7,812,041	1.61

		9,594,666	1.98
MEDIA
Knology Inc.[b,c]	57,485	1,046,227	0.22
Other securities[a]		5,741,031	1.18

		6,787,258	1.40
METAL FABRICATE & HARDWARE
Other securities[a]		3,655,088	0.75

		3,655,088	0.75
MINING
Other securities[a]		5,393,730	1.11

		5,393,730	1.11
OIL & GAS
GeoResources Inc.[b,c]	37,944	1,242,287	0.26
Other securities[a]		9,705,653	2.00

		10,947,940	2.26
OIL & GAS SERVICES
Flotek Industries Inc.[b,c]	94,511	1,136,022	0.23
Other securities[a]		5,249,804	1.09

		6,385,826	1.32
PACKAGING & CONTAINERS
Other securities[a]		555,175	0.11

		555,175	0.11
PHARMACEUTICALS
Akorn Inc.[b,c]	106,547	1,246,600	0.26
Idenix Pharmaceuticals Inc.[b,c]	113,660	1,112,731	0.23
Pharmacyclics Inc.[b]	87,127	2,418,646	0.50
Rigel Pharmaceuticals Inc.[b]	130,546	1,050,895	0.22
Other securities[a]		22,541,982	4.64

		28,370,854	5.85
PIPELINES
Crosstex Energy Inc.	79,114	1,118,672	0.23

		1,118,672	0.23

Security	Shares	Value	% of Net Assets

REAL ESTATE
Other securities[a]		$1,785,040	0.37%

		1,785,040	0.37
REAL ESTATE INVESTMENT TRUSTS
ARMOUR Residential Inc.[c]	334,043	2,254,790	0.46
Chesapeake Lodging Trust	60,625	1,089,431	0.22
Colony Financial Inc.	63,582	1,041,473	0.21
Education Realty Trust Inc.[c]	171,176	1,855,548	0.38
Newcastle Investment Corp.[c]	193,791	1,217,008	0.25
NorthStar Realty Finance Corp.	208,798	1,129,597	0.23
PennyMac Mortgage Investment Trust[d]	59,513	1,111,108	0.23
Retail Opportunity Investments Corp.	101,163	1,218,003	0.25
Other securities[a]		17,009,751	3.52

		27,926,709	5.75
RETAIL
Lithia Motors Inc. Class A	41,574	1,089,239	0.22
Other securities[a]		21,575,736	4.45

		22,664,975	4.67
SAVINGS & LOANS
ViewPoint Financial Group	69,108	1,062,881	0.22
Other securities[a]		14,292,274	2.94

		15,355,155	3.16
SEMICONDUCTORS
Other securities[a]		14,615,112	3.01

		14,615,112	3.01
SOFTWARE
Medidata Solutions Inc.[b,c]	40,808	1,087,125	0.22
Monotype Imaging Holdings Inc.[b]	68,928	1,027,027	0.21
Other securities[a]		11,533,135	2.38

		13,647,287	2.81
TELECOMMUNICATIONS
Other securities[a]		13,167,956	2.71

		13,167,956	2.71
TEXTILES
Other securities[a]		325,748	0.07

		325,748	0.07

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

TOYS, GAMES & HOBBIES
Other securities[a]		$820,966	0.17%

		820,966	0.17
TRANSPORTATION
Other securities[a]		8,876,759	1.83

		8,876,759	1.83
TRUCKING & LEASING
Other securities[a]		896,626	0.18

		896,626	0.18
VENTURE CAPITAL
Hercules Technology Growth Capital Inc.	91,061	1,008,956	0.21
Other securities[a]		864,483	0.18

		1,873,439	0.39
WATER
Other securities[a]		3,046,615	0.63

		3,046,615	0.63

TOTAL COMMON STOCKS
(Cost: $539,013,535)		484,456,711	99.83

RIGHTS
TRANSPORTATION
Other securities[a]		50,024	0.01

		50,024	0.01

TOTAL RIGHTS
(Cost: $0)		50,024	0.01

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	79,651,303	79,651,303	16.41
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	6,172,347	6,172,347	1.27

Security	Shares	Value	% of Net Assets

BlackRock Cash Funds: Treasury, SL Agency Shares
0.04% [d,e]	781,474	$781,474	0.16%

		86,605,124	17.84

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,605,124)		86,605,124	17.84

TOTAL INVESTMENTS IN SECURITIES
(Cost: $625,618,659)		571,111,859	117.68
Other Assets, Less Liabilities		(85,818,858)	(17.68)

NET ASSETS		$485,293,001	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Omnicom Group Inc.	453,834	$22,986,692	0.34%
Other securities[a]		12,038,334	0.18

		35,025,026	0.52
AEROSPACE & DEFENSE
Goodrich Corp.	201,532	25,280,174	0.37
Other securities[a]		52,566,591	0.78

		77,846,765	1.15
AGRICULTURE
Lorillard Inc.	217,816	28,202,816	0.42
Other securities[a]		16,212,683	0.23

		44,415,499	0.65
AIRLINES
Other securities[a]		39,611,955	0.58

		39,611,955	0.58
APPAREL
Other securities[a]		52,139,190	0.77

		52,139,190	0.77
AUTO MANUFACTURERS
Other securities[a]		11,111,802	0.16

		11,111,802	0.16
AUTO PARTS & EQUIPMENT
Other securities[a]		61,675,872	0.91

		61,675,872	0.91
BANKS
Other securities[a]		201,076,334	2.96

		201,076,334	2.96
BEVERAGES
Other securities[a]		96,023,972	1.42

		96,023,972	1.42
BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b]	296,615	27,543,669	0.41
Other securities[a]		75,739,399	1.11

		103,283,068	1.52
BUILDING MATERIALS
Other securities[a]		31,800,071	0.47

		31,800,071	0.47

Security	Shares	Value	% of Net Assets

CHEMICALS
Ecolab Inc.	484,025	$29,874,023	0.44%
PPG Industries Inc.	255,286	24,456,399	0.36
Other securities[a]		170,360,431	2.51

		224,690,853	3.31
COAL
Other securities[a]		40,190,595	0.59

		40,190,595	0.59
COMMERCIAL SERVICES
Other securities[a]		206,578,752	3.05

		206,578,752	3.05
COMPUTERS
Other securities[a]		121,390,771	1.79

		121,390,771	1.79
COSMETICS & PERSONAL CARE
Other securities[a]		13,397,914	0.20

		13,397,914	0.20
DISTRIBUTION & WHOLESALE
Fastenal Co.	475,860	25,744,026	0.38
Other securities[a]		70,844,097	1.04

		96,588,123	1.42
DIVERSIFIED FINANCIAL SERVICES
Discover Financial Services	880,073	29,341,634	0.43
T. Rowe Price Group Inc.	419,145	27,370,169	0.40
Other securities[a]		155,562,191	2.30

		212,273,994	3.13
ELECTRIC
Consolidated Edison Inc.	472,106	27,580,433	0.41
Edison International	526,003	22,360,388	0.33
PPL Corp.	931,412	26,321,703	0.39
Progress Energy Inc.	475,350	25,245,839	0.37
Other securities[a]		232,871,823	3.43

		334,380,186	4.93
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		40,088,801	0.59

		40,088,801	0.59
ELECTRONICS
Agilent Technologies Inc.	561,685	25,000,599	0.37
Other securities[a]		112,147,938	1.65

		137,148,537	2.02

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ENGINEERING & CONSTRUCTION
Other securities[a]		$59,339,860	0.87%

		59,339,860	0.87
ENTERTAINMENT
Other securities[a]		27,673,604	0.41

		27,673,604	0.41
ENVIRONMENTAL CONTROL
Other securities[a]		36,747,015	0.54

		36,747,015	0.54
FOOD
H.J. Heinz Co.	519,271	27,806,962	0.41
Other securities[a]		164,519,864	2.43

		192,326,826	2.84
FOREST PRODUCTS & PAPER
International Paper Co.	705,671	24,769,052	0.37
Other securities[a]		14,235,046	0.20

		39,004,098	0.57
GAS
Sempra Energy	386,568	23,178,617	0.34
Other securities[a]		50,623,521	0.75

		73,802,138	1.09
HAND & MACHINE TOOLS
Stanley Black & Decker Inc.	271,464	20,891,870	0.31
Other securities[a]		21,810,915	0.32

		42,702,785	0.63
HEALTH CARE — PRODUCTS
Intuitive Surgical Inc.[b]	63,364	34,327,447	0.51
Other securities[a]		169,012,365	2.49

		203,339,812	3.00
HEALTH CARE — SERVICES
Cigna Corp.	459,372	22,624,071	0.33
Humana Inc.	270,991	25,061,248	0.37
Other securities[a]		98,487,340	1.45

		146,172,659	2.15
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		18,730,885	0.28

		18,730,885	0.28

Security	Shares	Value	% of Net Assets

HOME BUILDERS
Other securities[a]		$32,407,428	0.48%

		32,407,428	0.48
HOME FURNISHINGS
Other securities[a]		23,372,183	0.34

		23,372,183	0.34
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		46,781,641	0.69

		46,781,641	0.69
HOUSEWARES
Other securities[a]		11,894,589	0.18

		11,894,589	0.18
INSURANCE
Aon Corp.	533,429	26,170,027	0.39
Marsh & McLennan Companies Inc.	884,912	29,016,264	0.43
Progressive Corp. (The)	998,670	23,149,171	0.34
Other securities[a]		234,724,911	3.45

		313,060,373	4.61
INTERNET
Other securities[a]		113,938,034	1.68

		113,938,034	1.68
IRON & STEEL
Nucor Corp.	510,310	21,917,815	0.32
Other securities[a]		51,231,201	0.76

		73,149,016	1.08
LEISURE TIME
Other securities[a]		34,777,050	0.51

		34,777,050	0.51
LODGING
Other securities[a]		69,558,834	1.03

		69,558,834	1.03
MACHINERY
Other securities[a]		116,153,968	1.71

		116,153,968	1.71
MANUFACTURING
Eaton Corp.	550,578	27,435,302	0.40
Other securities[a]		156,393,953	2.31

		183,829,255	2.71

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

MEDIA
Discovery Communications Inc. Series Ab,c	425,253	$21,517,802	0.32%
Liberty Global Inc. Series Ab	447,490	22,410,299	0.33
McGraw-Hill Companies Inc. (The)	447,334	21,682,279	0.32
Other securities[a]		86,864,572	1.28

		152,474,952	2.25
METAL FABRICATE & HARDWARE
Other securities[a]		11,445,858	0.17

		11,445,858	0.17
MINING
Other securities[a]		28,441,097	0.42

		28,441,097	0.42
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		23,405,784	0.35

		23,405,784	0.35
OIL & GAS
Noble Energy Inc.	284,747	27,842,562	0.41
Pioneer Natural Resources Co.	198,491	22,149,611	0.33
Valero Energy Corp.	920,426	23,719,378	0.35
Other securities[a]		233,899,568	3.44

		307,611,119	4.53
OIL & GAS SERVICES
Other securities[a]		85,721,315	1.26

		85,721,315	1.26
PACKAGING & CONTAINERS
Other securities[a]		62,338,589	0.92

		62,338,589	0.92
PHARMACEUTICALS
Mead Johnson Nutrition Co. Class A	329,722	27,195,471	0.40
Other securities[a]		142,417,425	2.10

		169,612,896	2.50
PIPELINES
El Paso Corp.	1,239,985	36,641,557	0.54
Spectra Energy Corp.	1,048,171	33,069,795	0.49
Other securities[a]		14,072,631	0.21

		83,783,983	1.24

Security	Shares	Value	% of Net Assets

REAL ESTATE
Other securities[a]		$22,810,517	0.34%

		22,810,517	0.34
REAL ESTATE INVESTMENT TRUSTS
Annaly Capital Management Inc.	1,534,968	24,283,194	0.36
AvalonBay Communities Inc.	151,325	21,389,789	0.32
Boston Properties Inc.	235,004	24,673,070	0.36
Equity Residential	475,398	29,769,423	0.44
HCP Inc.	655,247	25,856,047	0.38
Prologis Inc.	740,546	26,674,467	0.39
Ventas Inc.	409,220	23,366,462	0.34
Vornado Realty Trust[c]	297,362	25,037,880	0.37
Other securities[a]		290,021,412	4.28

		491,071,744	7.24
RETAIL
Bed Bath & Beyond Inc.[b]	402,020	26,440,855	0.39
Chipotle Mexican Grill Inc.[b,c]	50,072	20,930,096	0.31
Macy’s Inc.	687,056	27,296,735	0.40
Ross Stores Inc.	378,204	21,973,652	0.32
Other securities[a]		351,081,758	5.18

		447,723,096	6.60
SAVINGS & LOANS
Other securities[a]		37,677,652	0.56

		37,677,652	0.56
SEMICONDUCTORS
Other securities[a]		252,965,200	3.73

		252,965,200	3.73
SHIPBUILDING
Other securities[a]		3,161,778	0.05

		3,161,778	0.05
SOFTWARE
Citrix Systems Inc.[b]	303,456	23,945,713	0.35
Intuit Inc.	488,204	29,355,707	0.43
Other securities[a]		211,365,426	3.12

		264,666,846	3.90
TELECOMMUNICATIONS
Crown Castle International Corp.[b]	468,748	25,003,018	0.37

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

Other securities[a]		$124,436,174	1.83%

		149,439,192	2.20
TEXTILES
Other securities[a]		13,183,464	0.19

		13,183,464	0.19
TOYS, GAMES & HOBBIES
Other securities[a]		25,644,914	0.38

		25,644,914	0.38
TRANSPORTATION
Other securities[a]		84,355,281	1.24

		84,355,281	1.24
TRUCKING & LEASING
Other securities[a]		3,001,625	0.04

		3,001,625	0.04
WATER
Other securities[a]		14,555,009	0.21

		14,555,009	0.21

TOTAL COMMON STOCKS
(Cost: $6,001,008,086)		6,774,592,044	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	432,379,743	432,379,743	6.38
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	33,506,018	33,506,018	0.49
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	5,401,600	5,401,600	0.08

		471,287,361	6.95

TOTAL SHORT-TERM INVESTMENTS
(Cost: $471,287,361)		471,287,361	6.95

	Value	% of Net Assets

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,472,295,447)	$7,245,879,405	106.81%
Other Assets, Less Liabilities	(462,240,365)	(6.81)

NET ASSETS	$6,783,639,040	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Omnicom Group Inc.	457,996	$23,197,497	0.68%
Other securities[a]		4,140,618	0.12

		27,338,115	0.80
AEROSPACE & DEFENSE
Other securities[a]		41,673,339	1.21

		41,673,339	1.21
AGRICULTURE
Other securities[a]		4,230,482	0.12

		4,230,482	0.12
AIRLINES
Other securities[a]		23,218,509	0.68

		23,218,509	0.68
APPAREL
Ralph Lauren Corp.	102,308	17,835,354	0.52
Other securities[a]		14,168,370	0.41

		32,003,724	0.93
AUTO MANUFACTURERS
Other securities[a]		5,726,838	0.17

		5,726,838	0.17
AUTO PARTS & EQUIPMENT
Other securities[a]		28,819,579	0.84

		28,819,579	0.84
BEVERAGES
Other securities[a]		60,714,344	1.77

		60,714,344	1.77
BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b]	299,500	27,811,570	0.81
Other securities[a]		58,750,310	1.71

		86,561,880	2.52
BUILDING MATERIALS
Other securities[a]		14,449,111	0.42

		14,449,111	0.42
CHEMICALS
CF Industries Holdings Inc.	88,933	16,243,612	0.47
Ecolab Inc.	488,781	30,167,563	0.88
PPG Industries Inc.	257,658	24,683,636	0.72

Security	Shares	Value	% of Net Assets

Other securities[a]		$117,624,770	3.43%

		188,719,581	5.50
COAL
Other securities[a]		34,928,377	1.02

		34,928,377	1.02
COMMERCIAL SERVICES
Western Union Co.	1,030,071	18,129,250	0.53
Other securities[a]		125,643,948	3.66

		143,773,198	4.19
COMPUTERS
Teradata Corp.[b]	275,006	18,741,659	0.55
Other securities[a]		38,234,948	1.11

		56,976,607	1.66
COSMETICS & PERSONAL CARE
Other securities[a]		13,556,762	0.40

		13,556,762	0.40
DISTRIBUTION & WHOLESALE
Fastenal Co.	480,381	25,988,612	0.76
W.W. Grainger Inc.	92,766	19,927,064	0.58
Other securities[a]		26,345,087	0.77

		72,260,763	2.11
DIVERSIFIED FINANCIAL SERVICES
Intercontinental Exchange Inc.[b]	119,768	16,458,519	0.48
T. Rowe Price Group Inc.	423,179	27,633,589	0.81
Other securities[a]		45,610,243	1.32

		89,702,351	2.61
ELECTRIC
Other securities[a]		7,341,475	0.21

		7,341,475	0.21
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		14,130,714	0.41

		14,130,714	0.41
ELECTRONICS
Agilent Technologies Inc.	566,953	25,235,078	0.74
Amphenol Corp. Class A	269,937	16,134,135	0.47
Other securities[a]		59,417,972	1.73

		100,787,185	2.94

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ENGINEERING & CONSTRUCTION
Fluor Corp.	283,928	$17,047,037	0.50%
Other securities[a]		10,883,889	0.31

		27,930,926	0.81
ENTERTAINMENT
Other securities[a]		12,370,592	0.36

		12,370,592	0.36
ENVIRONMENTAL CONTROL
Other securities[a]		17,616,822	0.51

		17,616,822	0.51
FOOD
H.J. Heinz Co.	306,143	16,393,958	0.48
Sara Lee Corp.	791,168	17,033,847	0.50
Whole Foods Market Inc.	251,915	20,959,328	0.61
Other securities[a]		41,998,433	1.22

		96,385,566	2.81
FOREST PRODUCTS & PAPER
Other securities[a]		5,302,311	0.15

		5,302,311	0.15
HAND & MACHINE TOOLS
Other securities[a]		5,573,957	0.16

		5,573,957	0.16
HEALTH CARE — PRODUCTS
Intuitive Surgical Inc.[b]	64,007	34,675,792	1.01
Other securities[a]		97,261,886	2.83

		131,937,678	3.84
HEALTH CARE — SERVICES
Other securities[a]		72,574,717	2.11

		72,574,717	2.11
HOME FURNISHINGS
Other securities[a]		12,281,706	0.36

		12,281,706	0.36
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		16,968,423	0.49

		16,968,423	0.49
HOUSEWARES
Other securities[a]		3,590,202	0.10

		3,590,202	0.10

Security	Shares	Value	% of Net Assets

INSURANCE
Other securities[a]		$4,062,677	0.12%

		4,062,677	0.12
INTERNET
F5 Networks Inc.[b]	132,145	17,834,289	0.52
Other securities[a]		64,005,567	1.86

		81,839,856	2.38
IRON & STEEL
Cliffs Natural Resources Inc.	237,835	16,472,452	0.48
Other securities[a]		16,321,897	0.48

		32,794,349	0.96
LEISURE TIME
Harley-Davidson Inc.	384,929	18,892,315	0.55
Other securities[a]		11,233,808	0.33

		30,126,123	0.88
LODGING
Marriott International Inc. Class A	422,501	15,991,663	0.47
Starwood Hotels & Resorts Worldwide Inc.	317,811	17,927,718	0.52
Other securities[a]		15,003,273	0.44

		48,922,654	1.43
MACHINERY
Rockwell Automation Inc.	235,104	18,737,789	0.55
Other securities[a]		75,926,731	2.21

		94,664,520	2.76
MANUFACTURING
Ingersoll-Rand PLC	403,250	16,674,387	0.49
Other securities[a]		74,810,985	2.18

		91,485,372	2.67
MEDIA
Discovery Communications Inc. Series Ab	430,546	21,785,628	0.63
Liberty Global Inc. Series Ab	451,564	22,614,325	0.66
McGraw-Hill Companies Inc. (The)	372,747	18,067,047	0.53
Other securities[a]		58,836,490	1.71

		121,303,490	3.53

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

METAL FABRICATE & HARDWARE
Other securities[a]		$10,453,731	0.30%

		10,453,731	0.30
MINING
Other securities[a]		18,913,822	0.55

		18,913,822	0.55
OIL & GAS
Concho Resources Inc.[b]	168,413	17,191,599	0.50
Pioneer Natural Resources Co.	162,858	18,173,324	0.53
Other securities[a]		129,288,503	3.77

		164,653,426	4.80
OIL & GAS SERVICES
FMC Technologies Inc.[b]	391,536	19,741,245	0.58
Other securities[a]		57,039,601	1.66

		76,780,846	2.24
PACKAGING & CONTAINERS
Other securities[a]		35,871,338	1.05

		35,871,338	1.05
PHARMACEUTICALS
AmerisourceBergen Corp.	420,815	16,697,939	0.49
Other securities[a]		96,095,222	2.80

		112,793,161	3.29
PIPELINES
El Paso Corp.	1,178,867	34,835,520	1.02
Other securities[a]		1,070,726	0.03

		35,906,246	1.05
REAL ESTATE
Other securities[a]		14,022,454	0.41

		14,022,454	0.41
REAL ESTATE INVESTMENT TRUSTS
Boston Properties Inc.	194,744	20,446,173	0.60
Other securities[a]		80,919,735	2.35

		101,365,908	2.95
RETAIL
Bed Bath & Beyond Inc.[b]	405,874	26,694,333	0.78
Chipotle Mexican Grill Inc.[b]	50,699	21,192,182	0.62
Dollar Tree Inc.[b]	188,420	17,803,806	0.52
Limited Brands Inc.	406,314	19,503,072	0.57

Security	Shares	Value	% of Net Assets

O’Reilly Automotive Inc.[b]	209,070	$19,098,545	0.56%
Ross Stores Inc.	382,889	22,245,851	0.65
Other securities[a]		182,295,667	5.30

		308,833,456	9.00
SAVINGS & LOANS
Other securities[a]		2,093,293	0.06

		2,093,293	0.06
SEMICONDUCTORS
Altera Corp.	524,960	20,903,907	0.61
Analog Devices Inc.	488,157	19,721,543	0.57
Other securities[a]		154,156,682	4.50

		194,782,132	5.68
SOFTWARE
Cerner Corp.[b]	231,569	17,636,295	0.51
Citrix Systems Inc.[b]	306,277	24,168,318	0.70
Intuit Inc.	492,958	29,641,564	0.86
Red Hat Inc.[b]	314,415	18,830,314	0.55
Other securities[a]		131,575,640	3.84

		221,852,131	6.46
TELECOMMUNICATIONS
Crown Castle International Corp.[b]	473,163	25,238,514	0.74
Other securities[a]		66,397,946	1.93

		91,636,460	2.67
TOYS, GAMES & HOBBIES
Other securities[a]		21,053,797	0.61

		21,053,797	0.61
TRANSPORTATION
C.H. Robinson Worldwide Inc.	269,734	17,664,880	0.51
Expeditors International of Washington Inc.	345,918	16,088,646	0.47
Other securities[a]		29,451,178	0.86

		63,204,704	1.84
WATER
Other securities[a]		527,783	0.02

		527,783	0.02

TOTAL COMMON STOCKS
(Cost: $3,016,551,949)		3,429,389,563	99.92

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[c,d,e]	229,549,686	$229,549,686	6.69%
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[c,d,e]	17,788,289	17,788,289	0.52
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[c,d]	2,761,377	2,761,377	0.08

		250,099,352	7.29

TOTAL SHORT-TERM INVESTMENTS
(Cost: $250,099,352)		250,099,352	7.29

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,266,651,301)		3,679,488,915	107.21
Other Assets, Less Liabilities		(247,508,373)	(7.21)

NET ASSETS		$3,431,980,542	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

COMMON STOCKS

ADVERTISING
Other securities[a]		$7,585,751	0.24%

		7,585,751	0.24
AEROSPACE & DEFENSE
Other securities[a]		34,827,106	1.08

		34,827,106	1.08
AGRICULTURE
Lorillard Inc.	206,518	26,739,951	0.83
Other securities[a]		11,472,734	0.36

		38,212,685	1.19
AIRLINES
Other securities[a]		15,841,815	0.49

		15,841,815	0.49
APPAREL
VF Corp.	133,061	19,424,245	0.60

		19,424,245	0.60
AUTO MANUFACTURERS
Other securities[a]		5,169,824	0.16

		5,169,824	0.16
AUTO PARTS & EQUIPMENT
Other securities[a]		31,427,400	0.98

		31,427,400	0.98
BANKS
Fifth Third Bancorp	1,405,648	19,749,355	0.61
M&T Bank Corp.	192,081	16,687,997	0.52
Northern Trust Corp.	332,414	15,773,044	0.49
SunTrust Banks Inc.	821,513	19,855,969	0.62
Other securities[a]		118,847,820	3.68

		190,914,185	5.92
BEVERAGES
Other securities[a]		34,274,487	1.06

		34,274,487	1.06
BIOTECHNOLOGY
Other securities[a]		16,829,355	0.52

		16,829,355	0.52
BUILDING MATERIALS
Other securities[a]		16,706,839	0.52

		16,706,839	0.52

Security	Shares	Value	% of Net Assets

CHEMICALS
Other securities[a]		$36,208,636	1.12%

		36,208,636	1.12
COAL
Other securities[a]		5,401,485	0.17

		5,401,485	0.17
COMMERCIAL SERVICES
Other securities[a]		61,207,523	1.90

		61,207,523	1.90
COMPUTERS
SanDisk Corp.[b]	364,771	18,088,994	0.56
Western Digital Corp.[b]	355,866	14,729,294	0.46
Other securities[a]		28,956,936	0.90

		61,775,224	1.92
DISTRIBUTION & WHOLESALE
Other securities[a]		23,905,059	0.74

		23,905,059	0.74
DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	346,198	19,778,292	0.61
Discover Financial Services	751,912	25,068,746	0.78
Invesco Ltd.	707,091	18,858,117	0.59
Other securities[a]		53,796,035	1.67

		117,501,190	3.65
ELECTRIC
Consolidated Edison Inc.	447,586	26,147,974	0.81
Edison International	498,430	21,188,259	0.66
Entergy Corp.	272,334	18,300,845	0.57
PPL Corp.	882,932	24,951,658	0.77
Progress Energy Inc.	450,603	23,931,525	0.74
Xcel Energy Inc.	740,826	19,609,664	0.61
Other securities[a]		176,830,507	5.49

		310,960,432	9.65
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		24,888,069	0.77

		24,888,069	0.77
ELECTRONICS
Other securities[a]		35,602,107	1.10

		35,602,107	1.10

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

ENGINEERING & CONSTRUCTION
Other securities[a]		$30,285,267	0.94%

		30,285,267	0.94
ENTERTAINMENT
Other securities[a]		14,692,131	0.46

		14,692,131	0.46
ENVIRONMENTAL CONTROL
Republic Services Inc.	491,301	15,014,159	0.47
Other securities[a]		3,392,663	0.10

		18,406,822	0.57
FOOD
J.M. Smucker Co. (The)	177,663	14,454,662	0.45
Other securities[a]		77,818,181	2.41

		92,272,843	2.86
FOREST PRODUCTS & PAPER
International Paper Co.	527,231	18,505,808	0.57
Other securities[a]		13,559,207	0.42

		32,065,015	0.99
GAS
Sempra Energy	366,334	21,965,387	0.68
Other securities[a]		48,213,226	1.50

		70,178,613	2.18
HAND & MACHINE TOOLS
Stanley Black & Decker Inc.	257,192	19,793,496	0.61
Other securities[a]		15,484,659	0.48

		35,278,155	1.09
HEALTH CARE — PRODUCTS
Zimmer Holdings Inc.	274,259	17,629,368	0.55
Other securities[a]		51,690,632	1.60

		69,320,000	2.15
HEALTH CARE — SERVICES
Cigna Corp.	436,729	21,508,903	0.67
Humana Inc.	257,599	23,822,756	0.74
Other securities[a]		25,518,909	0.79

		70,850,568	2.20
HOLDING COMPANIES — DIVERSIFIED
Other securities[a]		17,792,533	0.55

		17,792,533	0.55

Security	Shares	Value	% of Net Assets

HOME BUILDERS
Other securities[a]		$30,805,513	0.96%

		30,805,513	0.96
HOME FURNISHINGS
Other securities[a]		10,689,090	0.33

		10,689,090	0.33
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		28,563,466	0.89

		28,563,466	0.89
HOUSEWARES
Other securities[a]		7,954,587	0.25

		7,954,587	0.25
INSURANCE
Aon Corp.	505,692	24,809,250	0.77
Marsh & McLennan Companies Inc.	839,105	27,514,253	0.85
Progressive Corp. (The)	949,420	22,007,556	0.68
Other securities[a]		219,190,267	6.81

		293,521,326	9.11
INTERNET
Liberty Interactive Corp. Series Ab	920,038	17,563,525	0.54
Other securities[a]		13,884,271	0.44

		31,447,796	0.98
IRON & STEEL
Nucor Corp.	483,528	20,767,528	0.64
Other securities[a]		17,913,086	0.56

		38,680,614	1.20
LEISURE TIME
Other securities[a]		4,743,638	0.15

		4,743,638	0.15
LODGING
Other securities[a]		20,220,831	0.63

		20,220,831	0.63
MACHINERY
Other securities[a]		21,465,325	0.67

		21,465,325	0.67
MANUFACTURING
Eaton Corp.	324,358	16,162,759	0.50

SUMMARY SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

Other securities[a]		$72,544,752	2.25%

		88,707,511	2.75
MEDIA
Liberty Media Corp. Series Ab	179,213	15,797,626	0.49
Other securities[a]		15,179,600	0.47

		30,977,226	0.96
METAL FABRICATE & HARDWARE
Other securities[a]		1,066,301	0.03

		1,066,301	0.03
MINING
Other securities[a]		9,290,572	0.29

		9,290,572	0.29
OFFICE & BUSINESS EQUIPMENT
Xerox Corp.	2,144,504	17,327,592	0.54
Other securities[a]		4,943,373	0.15

		22,270,965	0.69
OIL & GAS
Noble Energy Inc.	215,700	21,091,146	0.65
Valero Energy Corp.	872,415	22,482,135	0.70
Other securities[a]		94,063,314	2.92

		137,636,595	4.27
OIL & GAS SERVICES
Other securities[a]		9,378,812	0.29

		9,378,812	0.29
PACKAGING & CONTAINERS
Other securities[a]		25,538,281	0.79

		25,538,281	0.79
PHARMACEUTICALS
Mead Johnson Nutrition Co. Class A	255,426	21,067,536	0.65
Other securities[a]		34,205,555	1.06

		55,273,091	1.71
PIPELINES
Spectra Energy Corp.	995,514	31,408,467	0.97
Other securities[a]		14,442,569	0.45

		45,851,036	1.42

Security	Shares	Value	% of Net Assets

REAL ESTATE
Other securities[a]		$8,492,640	0.26%

		8,492,640	0.26
REAL ESTATE INVESTMENT TRUSTS
Annaly Capital Management Inc.[c]	1,454,971	23,017,641	0.71
AvalonBay Communities Inc.	143,876	20,336,873	0.63
Equity Residential[c]	417,860	26,166,393	0.81
General Growth Properties Inc.	863,206	14,665,870	0.46
HCP Inc.	621,162	24,511,053	0.76
Health Care REIT Inc.[c]	325,930	17,913,113	0.56
Host Hotels & Resorts Inc.	1,050,284	17,245,663	0.54
Prologis Inc.	702,010	25,286,400	0.78
Vornado Realty Trust	250,840	21,120,728	0.66
Other securities[a]		180,861,414	5.61

		371,125,148	11.52
RETAIL
Macy’s Inc.	570,635	22,671,328	0.70
Staples Inc.	1,091,395	17,658,771	0.55
Other securities[a]		95,093,943	2.95

		135,424,042	4.20
SAVINGS & LOANS
Other securities[a]		33,905,401	1.05

		33,905,401	1.05
SEMICONDUCTORS
Other securities[a]		57,560,014	1.79

		57,560,014	1.79
SHIPBUILDING
Other securities[a]		3,025,042	0.09

		3,025,042	0.09
SOFTWARE
CA Inc.	587,335	16,186,953	0.50
Other securities[a]		26,944,716	0.84

		43,131,669	1.34
TELECOMMUNICATIONS
Motorola Mobility Holdings Inc.[b]	399,242	15,666,256	0.49

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2012

Security	Shares	Value	% of Net Assets

Other securities[a]		$40,226,172	1.24%

		55,892,428	1.73
TEXTILES
Other securities[a]		12,532,963	0.39

		12,532,963	0.39
TOYS, GAMES & HOBBIES
Other securities[a]		4,586,680	0.14

		4,586,680	0.14
TRANSPORTATION
Other securities[a]		20,821,590	0.65

		20,821,590	0.65
TRUCKING & LEASING
Other securities[a]		2,859,728	0.09

		2,859,728	0.09
WATER
Other securities[a]		13,394,180	0.42

		13,394,180	0.42

TOTAL COMMON STOCKS
(Cost: $3,213,187,374)		3,216,639,465	99.81

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%[d,e,f]	146,015,002	146,015,002	4.53
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	11,315,010	11,315,010	0.35
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%[d,e]	3,122,515	3,122,515	0.10

		160,452,527	4.98

TOTAL SHORT-TERM INVESTMENTS
(Cost: $160,452,527)		160,452,527	4.98

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,373,639,901)	$3,377,091,992	104.79%
Other Assets, Less Liabilities	(154,327,483)	(4.79)

NET ASSETS	$3,222,764,509	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2012.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2012

	iShares Russell 3000 Index Fund	iShares Russell 3000 Growth Index Fund	iShares Russell 3000 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$3,377,707,553	$298,634,809	$344,094,725
Affiliated (Note 2)	129,881,524	10,274,270	8,170,407

Total cost of investments	$3,507,589,077	$308,909,079	$352,265,132

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,422,193,423	$344,097,692	$305,485,985
Affiliated (Note 2)	129,931,989	10,307,019	8,120,622

Total fair value of investments	3,552,125,412	354,404,711	313,606,607
Cash	21,073	577	3,178
Receivables:
Investment securities sold	5,955,450	580,886	933,335
Dividends and interest	4,618,422	339,685	526,912

Total Assets	3,562,720,357	355,325,859	315,070,032

LIABILITIES
Payables:
Investment securities purchased	8,554,238	721,077	1,316,855
Collateral for securities on loan (Note 5)	114,458,055	9,667,043	5,891,572
Investment advisory fees (Note 2)	576,720	72,028	65,059

Total Liabilities	123,589,013	10,460,148	7,273,486

NET ASSETS	$3,439,131,344	$344,865,711	$307,796,546

Net assets consist of:
Paid-in capital	$3,704,847,842	$397,255,287	$434,567,362
Undistributed (distributions in excess of) net investment income	(6,117)	7,323	(6,706)
Accumulated net realized loss	(310,246,716)	(97,892,531)	(88,105,585)
Net unrealized appreciation (depreciation)	44,536,335	45,495,632	(38,658,525)

NET ASSETS	$3,439,131,344	$344,865,711	$307,796,546

Shares outstanding[b]	41,250,000	6,400,000	3,350,000

Net asset value per share	$83.37	$53.89	$91.88

[a]	Securities on loan with values of $110,608,304, $9,402,466 and $5,688,417, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2012

	iShares Russell Microcap Index Fund	iShares Russell Midcap Index Fund	iShares Russell Midcap Growth Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$537,898,090	$6,001,008,086	$3,016,551,949
Affiliated (Note 2)	87,720,569	471,287,361	250,099,352

Total cost of investments	$625,618,659	$6,472,295,447	$3,266,651,301

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$483,395,627	$6,774,592,044	$3,429,389,563
Affiliated (Note 2)	87,716,232	471,287,361	250,099,352

Total fair value of investments	571,111,859	7,245,879,405	3,679,488,915
Cash	—	9,366	10,933
Receivables:
Investment securities sold	4,084,095	17,906,791	9,506,436
Due from custodian (Note 4)	588	—	—
Dividends and interest	692,816	9,742,204	2,621,246
Capital shares sold	—	42,348	—

Total Assets	575,889,358	7,273,580,114	3,691,627,530

LIABILITIES
Payables:
Investment securities purchased	4,533,884	22,913,936	11,532,167
Collateral for securities on loan (Note 5)	85,823,650	465,885,761	247,337,975
Securities related to in-kind transactions (Note 4)	—	—	40,761
Investment advisory fees (Note 2)	238,823	1,141,377	736,085

Total Liabilities	90,596,357	489,941,074	259,646,988

NET ASSETS	$485,293,001	$6,783,639,040	$3,431,980,542

Net assets consist of:
Paid-in capital	$639,481,328	$6,504,943,035	$3,656,495,694
Undistributed (distributions in excess of) net investment income	(308,842)	(8,617)	4,736
Accumulated net realized loss	(99,372,685)	(494,879,336)	(637,357,502)
Net unrealized appreciation (depreciation)	(54,506,800)	773,583,958	412,837,614

NET ASSETS	$485,293,001	$6,783,639,040	$3,431,980,542

Shares outstanding[b]	9,450,000	61,250,000	54,550,000

Net asset value per share	$51.35	$110.75	$62.91

[a]	Securities on loan with values of $80,685,135, $453,859,006 and $241,297,405, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2012

iShares Russell Midcap Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$3,213,187,374
Affiliated (Note 2)	160,452,527

Total cost of investments	$3,373,639,901

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,216,639,465
Affiliated (Note 2)	160,452,527

Total fair value of investments	3,377,091,992
Cash	4,015
Receivables:
Investment securities sold	9,195,982
Dividends and interest	6,696,257
Capital shares sold	520,152

Total Assets	3,393,508,398

LIABILITIES
Payables:
Investment securities purchased	12,663,596
Collateral for securities on loan (Note 5)	157,330,012
Securities related to in-kind transactions (Note 4)	77,894
Investment advisory fees (Note 2)	672,387

Total Liabilities	170,743,889

NET ASSETS	$3,222,764,509

Net assets consist of:
Paid-in capital	$3,789,408,270
Accumulated net realized loss	(570,095,852)
Net unrealized appreciation	3,452,091

NET ASSETS	$3,222,764,509

Shares outstanding[b]	66,950,000

Net asset value per share	$48.14

[a]	Securities on loan with a value of $151,944,075. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2012

	iShares Russell 3000 Index Fund	iShares Russell 3000 Growth Index Fund	iShares Russell 3000 Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$63,607,061	$4,945,991	$7,409,882
Dividends — affiliated (Note 2)	307,329	10,126	48,861
Interest — affiliated (Note 2)	1,344	114	127
Securities lending income — affiliated (Note 2)	1,183,412	118,283	92,616

Total investment income	65,099,146	5,074,514	7,551,486

EXPENSES
Investment advisory fees (Note 2)	6,454,527	830,894	760,467

Total expenses	6,454,527	830,894	760,467

Net investment income	58,644,619	4,243,620	6,791,019

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(55,474,040)	(7,150,536)	(421,818)
Investments — affiliated (Note 2)	(215,668)	(12,337)	(56,679)
In-kind redemptions — unaffiliated	130,993,731	32,565,849	7,969,553
In-kind redemptions — affiliated (Note 2)	168,138	1,579	20,236

Net realized gain	75,472,161	25,404,555	7,511,292

Net change in unrealized appreciation/depreciation	88,051,711	(2,974,253)	(3,715,718)

Net realized and unrealized gain	163,523,872	22,430,302	3,795,574

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$222,168,491	$26,673,922	$10,586,593

[a]	Net of foreign withholding tax of $75,901, $2,649 and $11,608, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2012

	iShares Russell Microcap Index Fund	iShares Russell Midcap Index Fund	iShares Russell Midcap Growth Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,531,455	$101,770,334	$33,276,439
Dividends — affiliated (Note 2)	99,395	—	—
Interest — affiliated (Note 2)	193	2,246	1,070
Securities lending income — affiliated (Note 2)	2,268,195	3,940,175	1,620,132

Total investment income	7,899,238	105,712,755	34,897,641

EXPENSES
Investment advisory fees (Note 2)	2,674,706	12,585,241	7,909,609

Total expenses	2,674,706	12,585,241	7,909,609

Net investment income	5,224,532	93,127,514	26,988,032

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,237,989)	(57,840,098)	65,004,828
Investments — affiliated (Note 2)	(3,177)	—	—
In-kind redemptions — unaffiliated	24,796,549	326,115,503	240,509,246
In-kind redemptions — affiliated (Note 2)	(2,558)	—	—

Net realized gain	19,552,825	268,275,405	305,514,074

Net change in unrealized appreciation/depreciation	(47,276,261)	(198,784,321)	(246,551,600)

Net realized and unrealized gain (loss)	(27,723,436)	69,491,084	58,962,474

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,498,904)	$162,618,598	$85,950,506

[a]	Net of foreign withholding tax of $5,404, $15,983 and $13,847, respectively.

See notes to financial statements.

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2012

iShares Russell Midcap Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$63,470,375
Interest — affiliated (Note 2)	1,047
Securities lending income — affiliated (Note 2)	2,013,968

Total investment income	65,485,390

EXPENSES
Investment advisory fees (Note 2)	7,368,696

Total expenses	7,368,696

Net investment income	58,116,694

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	19,102,821
In-kind redemptions — unaffiliated	134,513,386

Net realized gain	153,616,207

Net change in unrealized appreciation/depreciation	(185,049,708)

Net realized and unrealized loss	(31,433,501)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,683,193

[a]	Net of foreign withholding tax of $2,045.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$58,644,619	$52,658,119	$4,243,620	$3,880,994
Net realized gain (loss)	75,472,161	3,315,470	25,404,555	(11,335,031)
Net change in unrealized appreciation/depreciation	88,051,711	434,831,070	(2,974,253)	60,306,809

Net increase in net assets resulting from operations	222,168,491	490,804,659	26,673,922	52,852,772

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(58,755,420)	(53,743,370)	(4,235,901)	(3,966,852)
Return of capital	—	—	—	(8,844)

Total distributions to shareholders	(58,755,420)	(53,743,370)	(4,235,901)	(3,975,696)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	458,403,487	440,461,512	113,600,554	37,319,590
Cost of shares redeemed	(638,291,209)	(477,685,881)	(151,325,364)	(53,983,743)

Net decrease in net assets from capital share transactions	(179,887,722)	(37,224,369)	(37,724,810)	(16,664,153)

INCREASE (DECREASE) IN NET ASSETS	(16,474,651)	399,836,920	(15,286,789)	32,212,923

NET ASSETS
Beginning of year	3,455,605,995	3,055,769,075	360,152,500	327,939,577

End of year	$3,439,131,344	$3,455,605,995	$344,865,711	$360,152,500

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(6,117)	$(19,117)	$7,323	$(720)

SHARES ISSUED AND REDEEMED
Shares sold	6,150,000	6,150,000	2,350,000	800,000
Shares redeemed	(8,450,000)	(6,950,000)	(3,200,000)	(1,300,000)

Net decrease in shares outstanding	(2,300,000)	(800,000)	(850,000)	(500,000)

See notes to financial statements.

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 3000 Value Index Fund		iShares Russell Microcap Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,791,019	$6,552,104	$5,224,532	$3,490,003
Net realized gain (loss)	7,511,292	(9,768,859)	19,552,825	27,514,936
Net change in unrealized appreciation/depreciation	(3,715,718)	45,332,596	(47,276,261)	63,627,470

Net increase (decrease) in net assets resulting from operations	10,586,593	42,115,841	(22,498,904)	94,632,409

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,847,260)	(6,698,773)	(5,609,785)	(4,301,170)

Total distributions to shareholders	(6,847,260)	(6,698,773)	(5,609,785)	(4,301,170)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,164,213	20,155,544	114,070,321	436,628,079
Cost of shares redeemed	(68,365,615)	(84,498,146)	(165,152,035)	(392,665,077)

Net increase (decrease) in net assets from capital share transactions	(39,201,402)	(64,342,602)	(51,081,714)	43,963,002

INCREASE (DECREASE) IN NET ASSETS	(35,462,069)	(28,925,534)	(79,190,403)	134,294,241

NET ASSETS
Beginning of year	343,258,615	372,184,149	564,483,404	430,189,163

End of year	$307,796,546	$343,258,615	$485,293,001	$564,483,404

Distributions in excess of net investment income included in net assets at end of year	$(6,706)	$(10,444)	$(308,842)	$(386,899)

SHARES ISSUED AND REDEEMED
Shares sold	350,000	250,000	2,300,000	9,450,000
Shares redeemed	(800,000)	(1,100,000)	(3,450,000)	(8,850,000)

Net increase (decrease) in shares outstanding	(450,000)	(850,000)	(1,150,000)	600,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Index Fund		iShares Russell Midcap Growth Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$93,127,514	$89,740,398	$26,988,032	$26,843,280
Net realized gain	268,275,405	205,398,488	305,514,074	80,389,600
Net change in unrealized appreciation/depreciation	(198,784,321)	943,474,796	(246,551,600)	558,014,589

Net increase in net assets resulting from operations	162,618,598	1,238,613,682	85,950,506	665,247,469

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(96,356,762)	(94,928,249)	(28,429,433)	(28,400,089)

Total distributions to shareholders	(96,356,762)	(94,928,249)	(28,429,433)	(28,400,089)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,307,861,666	814,453,739	958,861,166	636,938,555
Cost of shares redeemed	(1,092,408,461)	(956,360,458)	(1,025,562,115)	(1,072,306,716)

Net increase (decrease) in net assets from capital share transactions	215,453,205	(141,906,719)	(66,700,949)	(435,368,161)

INCREASE (DECREASE) IN NET ASSETS	281,715,041	1,001,778,714	(9,179,876)	201,479,219

NET ASSETS
Beginning of year	6,501,923,999	5,500,145,285	3,441,160,418	3,239,681,199

End of year	$6,783,639,040	$6,501,923,999	$3,431,980,542	$3,441,160,418

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(8,617)	$2,924	$4,736	$4,154

SHARES ISSUED AND REDEEMED
Shares sold	12,500,000	8,350,000	16,250,000	11,900,000
Shares redeemed	(10,900,000)	(10,250,000)	(18,200,000)	(21,950,000)

Net increase (decrease) in shares outstanding	1,600,000	(1,900,000)	(1,950,000)	(10,050,000)

See notes to financial statements.

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Value Index Fund
	Year ended March 31, 2012	Year ended March 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$58,116,694	$62,902,898
Net realized gain	153,616,207	90,521,874
Net change in unrealized appreciation/depreciation	(185,049,708)	448,994,454

Net increase in net assets resulting from operations	26,683,193	602,419,226

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(59,920,782)	(66,125,818)

Total distributions to shareholders	(59,920,782)	(66,125,818)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	670,600,956	1,921,559,368
Cost of shares redeemed	(984,157,299)	(1,722,714,879)

Net increase (decrease) in net assets from capital share transactions	(313,556,343)	198,844,489

INCREASE (DECREASE) IN NET ASSETS	(346,793,932)	735,137,897

NET ASSETS
Beginning of year	3,569,558,441	2,834,420,544

End of year	$3,222,764,509	$3,569,558,441

SHARES ISSUED AND REDEEMED
Shares sold	14,600,000	47,150,000
Shares redeemed	(21,800,000)	(43,250,000)

Net increase (decrease) in shares outstanding	(7,200,000)	3,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$79.35	$68.90	$46.12	$76.26	$82.61

Income from investment operations:
Net investment income[a]	1.38	1.21	1.12	1.36	1.39
Net realized and unrealized gain (loss)[b]	4.02	10.48	22.78	(30.20)	(6.35)

Total from investment operations	5.40	11.69	23.90	(28.84)	(4.96)

Less distributions from:
Net investment income	(1.38)	(1.24)	(1.12)	(1.30)	(1.39)

Total distributions	(1.38)	(1.24)	(1.12)	(1.30)	(1.39)

Net asset value, end of year	$83.37	$79.35	$68.90	$46.12	$76.26

Total return	7.00%	17.24%	52.12%	(38.14)%	(6.15)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,439,131	$3,455,606	$3,055,769	$2,234,732	$2,718,702
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.82%	1.73%	1.87%	2.23%	1.64%
Portfolio turnover rate[c]	6%	6%	6%	7%	8%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$49.68	$42.31	$28.58	$44.21	$45.35

Income from investment operations:
Net investment income[a]	0.62	0.55	0.51	0.49	0.43
Net realized and unrealized gain (loss)[b]	4.22	7.39	13.75	(15.67)	(1.14)

Total from investment operations	4.84	7.94	14.26	(15.18)	(0.71)

Less distributions from:
Net investment income	(0.63)	(0.57)	(0.53)	(0.45)	(0.43)
Return of capital	—	(0.00)[c]	—	—	—

Total distributions	(0.63)	(0.57)	(0.53)	(0.45)	(0.43)

Net asset value, end of year	$53.89	$49.68	$42.31	$28.58	$44.21

Total return	9.90%	18.97%	50.11%	(34.48)%	(1.64)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$344,866	$360,153	$327,940	$300,115	$329,365
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.28%	1.27%	1.40%	1.35%	0.90%
Portfolio turnover rate[d]	20%	24%	20%	19%	18%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$90.33	$80.04	$53.09	$94.65	$108.53

Income from investment operations:
Net investment income[a]	1.90	1.67	1.55	2.28	2.47
Net realized and unrealized gain (loss)[b]	1.58	10.37	26.95	(41.59)	(13.89)

Total from investment operations	3.48	12.04	28.50	(39.31)	(11.42)

Less distributions from:
Net investment income	(1.93)	(1.75)	(1.55)	(2.25)	(2.46)

Total distributions	(1.93)	(1.75)	(1.55)	(2.25)	(2.46)

Net asset value, end of year	$91.88	$90.33	$80.04	$53.09	$94.65

Total return	4.06%	15.36%	54.07%	(42.08)%	(10.75)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$307,797	$343,259	$372,184	$268,091	$572,634
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.23%	2.06%	2.24%	2.93%	2.31%
Portfolio turnover rate[c]	21%	25%	24%	26%	17%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Microcap Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$53.25	$43.02	$26.54	$46.57	$58.87

Income from investment operations:
Net investment income[a]	0.56	0.34	0.31	0.42	0.41
Net realized and unrealized gain (loss)[b]	(1.84)	10.30	16.47	(20.01)	(12.31)

Total from investment operations	(1.28)	10.64	16.78	(19.59)	(11.90)

Less distributions from:
Net investment income	(0.62)	(0.41)	(0.30)	(0.44)	(0.39)
Return of capital	—	—	—	—	(0.01)

Total distributions	(0.62)	(0.41)	(0.30)	(0.44)	(0.40)

Net asset value, end of year	$51.35	$53.25	$43.02	$26.54	$46.57

Total return	(2.28)%	24.90%	63.36%	(42.29)%	(20.32)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$485,293	$564,483	$430,189	$208,375	$172,327
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.17%	0.76%	0.85%	1.14%	0.75%
Portfolio turnover rate[c]	31%	35%	35%	25%	21%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008
Net asset value, beginning of year	$109.00	$89.36	$54.25	$93.36	$103.91

Income from investment operations:
Net investment income[a]	1.52	1.49	1.23	1.37	1.30
Net realized and unrealized gain (loss)[b]	1.79	19.74	35.10	(39.16)	(10.58)

Total from investment operations	3.31	21.23	36.33	(37.79)	(9.28)

Less distributions from:
Net investment income	(1.56)	(1.59)	(1.22)	(1.32)	(1.26)
Return of capital	—	—	—	—	(0.01)

Total distributions	(1.56)	(1.59)	(1.22)	(1.32)	(1.27)

Net asset value, end of year	$110.75	$109.00	$89.36	$54.25	$93.36

Total return	3.18%	24.08%	67.32%	(40.76)%	(9.05)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,783,639	$6,501,924	$5,500,145	$3,434,008	$3,351,633
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.48%	1.59%	1.64%	1.89%	1.25%
Portfolio turnover rate[c]	13%	12%	13%	14%	15%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]
Net asset value, beginning of year	$60.91	$48.68	$30.22	$50.62	$53.47

Income from investment operations:
Net investment income[b]	0.50	0.46	0.41	0.40	0.36
Net realized and unrealized gain (loss)[c]	2.03	12.27	18.44	(20.40)	(2.86)

Total from investment operations	2.53	12.73	18.85	(20.00)	(2.50)

Less distributions from:
Net investment income	(0.53)	(0.50)	(0.39)	(0.40)	(0.34)
Return of capital	—	—	—	—	(0.01)

Total distributions	(0.53)	(0.50)	(0.39)	(0.40)	(0.35)

Net asset value, end of year	$62.91	$60.91	$48.68	$30.22	$50.62

Total return	4.23%	26.33%	62.58%	(39.66)%	(4.74)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,431,981	$3,441,160	$3,239,681	$1,681,704	$2,703,288
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.85%	0.89%	1.00%	0.97%	0.64%
Portfolio turnover rate[d]	29%	29%	28%	34%	25%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Year ended Mar. 31, 2012	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]
Net asset value, beginning of year	$48.14	$40.35	$23.98	$42.87	$50.96

Income from investment operations:
Net investment income[b]	0.89	0.89	0.73	0.91	0.93
Net realized and unrealized gain (loss)[c]	0.04	7.83	16.38	(18.85)	(8.07)

Total from investment operations	0.93	8.72	17.11	(17.94)	(7.14)

Less distributions from:
Net investment income	(0.93)	(0.93)	(0.74)	(0.95)	(0.94)
Return of capital	—	—	—	—	(0.01)

Total distributions	(0.93)	(0.93)	(0.74)	(0.95)	(0.95)

Net asset value, end of year	$48.14	$48.14	$40.35	$23.98	$42.87

Total return	2.11%	21.99%	71.91%	(42.36)%	(14.22)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,222,765	$3,569,558	$2,834,421	$1,745,541	$2,655,947
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.97%	2.12%	2.17%	2.62%	1.89%
Portfolio turnover rate[d]	27%	25%	27%	38%	22%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Russell 3000	Diversified
Russell 3000 Growth	Diversified
Russell 3000 Value	Diversified
Russell Microcap	Diversified
Russell Midcap	Diversified
Russell Midcap Growth	Diversified
Russell Midcap Value	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The securities and other assets of each Fund are valued at fair value pursuant to the policies and procedures approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors in accordance with policies approved by the Board. Such valuations are reported to the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of March 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

Russell 3000
Assets:
Common Stocks	$3,432,913,230	$832,265		$57	$3,433,745,552
Warrants	—	0	[a]	—	0	[a]
Rights	—	5,720		—	5,720
Short-Term Investments	118,374,140	—		—	118,374,140

	$3,551,287,370	$837,985		$57	$3,552,125,412

Russell 3000 Growth
Assets:
Common Stocks	$344,309,123	$164,151		$—	$344,473,274
Warrants	—	0	[a]	—	0	[a]
Short-Term Investments	9,931,437	—		—	9,931,437

	$354,240,560	$164,151		$—	$354,404,711

Russell 3000 Value
Assets:
Common Stocks	$307,240,708	$78		$11	$307,240,797
Rights	—	1,040		—	1,040
Short-Term Investments	6,364,770	—		—	6,364,770

	$313,605,478	$1,118		$11	$313,606,607

Russell Microcap
Asset:
Common Stocks	$484,294,841	$161,415		$455	$484,456,711
Rights	—	50,024		—	50,024
Short-Term Investments	86,605,124	—		—	86,605,124

	$570,899,965	$211,439		$455	$571,111,859

Russell Midcap
Assets:
Common Stocks	$6,768,472,496	$6,119,548		$—	$6,774,592,044
Short-Term Investments	471,287,361	—		—	471,287,361

	$7,239,759,857	$6,119,548		$—	$7,245,879,405

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Russell Midcap Growth
Assets:
Common Stocks	$3,423,197,908	$6,191,655	$—	$3,429,389,563
Short-Term Investments	250,099,352	—	—	250,099,352

	$3,673,297,260	$6,191,655	$—	$3,679,488,915

Russell Midcap Value
Assets:
Common Stocks	$3,216,639,465	$—	$—	$3,216,639,465
Short-Term Investments	160,452,527	—	—	160,452,527

	$3,377,091,992	$—	$—	$3,377,091,992

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of March 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell Microcap	0.60
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended March 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$637,222
Russell 3000 Growth	63,691
Russell 3000 Value	49,870
Russell Microcap	1,221,336
Russell Midcap	2,121,633
Russell Midcap Growth	872,379
Russell Midcap Value	1,084,444

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

At the Special Meeting of the Board of Trustees held on January 5, 2012, the Board approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL will replace SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA will be responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the year ended March 31, 2012, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended March 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
Russell 3000
BlackRock Inc.	21,470	3,585	(6,294)	18,761	$3,844,129	$112,249	$(87,164)
BlackRock Kelso Capital Corp.	14,995	3,622	(2,723)	15,894	156,079	17,215	(7,158)
PennyMac Mortgage Investment Trust	6,155	1,803	(1,347)	6,611	123,427	12,045	(25)
PNC Financial Services Group Inc. (The)	120,897	21,076	(26,696)	115,277	7,434,214	165,820	46,817

					$11,557,849	$307,329	$(47,530)

Russell 3000 Growth
BlackRock Inc.	1,503	1,413	(1,083)	1,833	$375,582	$10,126	$(10,758)

Russell 3000 Value
BlackRock Inc.	2,851	268	(1,394)	1,725	$353,453	$11,563	$(30,331)
BlackRock Kelso Capital Corp.	3,589	44	(737)	2,896	28,439	3,178	(653)
PennyMac Mortgage Investment Trust	1,296	225	(312)	1,209	22,572	2,302	(199)
PNC Financial Services Group Inc. (The)	24,197	3,119	(6,361)	20,955	1,351,388	31,818	(5,260)

					$1,755,852	$48,861	$(36,443)

Russell Microcap
PennyMac Mortgage Investment Trust	55,096	21,949	(17,532)	59,513	$1,111,108	$99,395	$(5,735)

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
Russell 3000	$201,223,185	$201,429,094
Russell 3000 Growth	67,342,652	67,401,567
Russell 3000 Value	66,291,827	66,220,562
Russell Microcap	143,876,229	143,268,199
Russell Midcap	816,190,004	810,811,589
Russell Midcap Growth	929,303,078	929,275,971
Russell Midcap Value	809,269,057	806,592,712

In-kind transactions (see Note 4) for the year ended March 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$456,829,553	$636,042,762
Russell 3000 Growth	113,396,770	151,006,557
Russell 3000 Value	29,033,663	68,092,997
Russell Microcap	112,619,281	163,634,236
Russell Midcap	1,302,356,120	1,089,389,950
Russell Midcap Growth	957,031,426	1,022,928,646
Russell Midcap Value	667,628,205	979,869,418

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of March 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of March 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of March 31, 2012, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Russell 3000	$87,598,333	$123,801	$(87,722,134)
Russell 3000 Growth	28,705,518	324	(28,705,842)
Russell 3000 Value	3,000,405	59,979	(3,060,384)
Russell Microcap	20,239,092	463,310	(20,702,402)
Russell Midcap	268,357,596	3,217,707	(271,575,303)
Russell Midcap Growth	228,628,608	1,441,983	(230,070,591)
Russell Midcap Value	94,024,753	1,804,088	(95,828,841)

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended March 31, 2012 and March 31, 2011 was as follows:

iShares Index Fund	2012	2011
Russell 3000
Ordinary income	$58,755,420	$53,743,370

Russell 3000 Growth
Ordinary income	$4,235,901	$3,966,852
Return of capital	—	8,844

	$4,235,901	$3,975,696

Russell 3000 Value
Ordinary income	$6,847,260	$6,698,773

Russell Microcap
Ordinary income	$5,609,785	$4,301,170

Russell Midcap
Ordinary income	$96,356,762	$94,928,249

Russell Midcap Growth
Ordinary income	$28,429,433	$28,400,089

Russell Midcap Value
Ordinary income	$59,920,782	$66,125,818

As of March 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Russell 3000	$—	$(212,875,821)	$(49,206,885)	$(3,633,792)	$(265,716,498)
Russell 3000 Growth	7,337	(95,915,745)	43,518,832	—	(52,389,576)
Russell 3000 Value	—	(78,855,162)	(47,627,053)	(288,601)	(126,770,816)
Russell Microcap	—	(88,363,729)	(65,824,598)	—	(154,188,327)
Russell Midcap	—	(286,172,606)	567,299,196	(2,430,585)	278,696,005
Russell Midcap Growth	—	(614,113,139)	389,597,987	—	(224,515,152)
Russell Midcap Value	—	(512,911,890)	(53,731,871)	—	(566,643,761)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending March 31, 2013.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell 3000	$14,786,063	$95,540	$3,180,853	$—	$—	$36,634,037	$126,187,428	$31,991,900	$212,875,821
Russell 3000 Growth	5,827,561	911,779	2,128,959	1,086,830	—	14,427,568	55,612,220	15,920,828	95,915,745
Russell 3000 Value	—	—	—	—	—	15,965,470	50,060,389	12,829,303	78,855,162
Russell Microcap	886,519	—	83,822	758,530	4,726,853	14,316,649	50,574,894	17,016,462	88,363,729
Russell Midcap	—	—	—	—	6,950,324	50,284,490	201,205,737	27,732,055	286,172,606
Russell Midcap Growth	—	—	—	—	—	54,753,546	421,837,084	137,522,509	614,113,139
Russell Midcap Value	—	—	—	—	—	158,645,686	350,234,018	4,032,186	512,911,890

a  Must be utilized prior to losses subject to expiration.

As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 3000	$3,601,332,074	$537,066,326	$(586,272,988)	$(49,206,662)
Russell 3000 Growth	310,885,879	61,897,479	(18,378,647)	43,518,832
Russell 3000 Value	361,233,617	32,769,033	(80,396,043)	(47,627,010)
Russell Microcap	636,894,666	51,767,902	(117,550,709)	(65,782,807)
Russell Midcap	6,678,580,209	1,285,927,947	(718,628,751)	567,299,196
Russell Midcap Growth	3,289,890,928	612,558,269	(222,960,282)	389,597,987
Russell Midcap Value	3,430,823,863	329,284,735	(383,016,606)	(53,731,871)

Management has reviewed the tax positions as of March 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Russell 3000 Index Fund, iShares Russell 3000 Growth Index Fund, iShares Russell 3000 Value Index Fund, iShares Russell Microcap Index Fund, iShares Russell Midcap Index Fund, iShares Russell Midcap Growth Index Fund and iShares Russell Midcap Value Index Fund (the “Funds”), at March 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	75

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2012 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
Russell 3000	99.66%
Russell 3000 Growth	100.00
Russell 3000 Value	98.76
Russell Microcap	75.64
Russell Midcap	86.29
Russell Midcap Growth	100.00
Russell Midcap Value	82.29

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2012:

iShares Index Fund	Qualified Dividend Income
Russell 3000	$58,755,420
Russell 3000 Growth	4,235,901
Russell 3000 Value	6,847,260
Russell Microcap	4,313,999
Russell Midcap	87,237,884
Russell Midcap Growth	28,429,433
Russell Midcap Value	51,597,102

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell 3000	$1.36687	$—	$0.01620	$1.38307	99%	—%	1%		100%
Russell 3000 Growth	0.63022	—	0.00273	0.63295	100	—	0	[a]	100
Russell 3000 Value	1.88071	—	0.04524	1.92595	98	—	2		100
Russell Microcap	0.59257	—	0.02508	0.61765	96	—	4		100
Russell Midcap	1.49008	—	0.07118	1.56126	95	—	5		100
Russell Midcap Growth	0.52066	—	0.00547	0.52613	99	—	1		100
Russell Midcap Value	0.87471	—	0.05551	0.93022	94	—	6		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	77

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell 3000 Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and –0.5%	1,297	98.18
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5%	2	0.15

	1,321	100.00%

iShares Russell 3000 Growth Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	3	0.23%
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and –0.5%	1,296	98.10
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5%	1	0.08

	1,321	100.00%

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 3000 Value Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	0.15%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and –0.5%	1,294	97.95
Less than –0.5% and Greater than –1.0%	5	0.38
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	3	0.23
Less than –2.0%	2	0.15

	1,321	100.00%

iShares Russell Microcap Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	4	0.30%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	3	0.23
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	6	0.45
Greater than 0.5% and Less than 1.0%	13	0.98
Between 0.5% and –0.5%	1,270	96.14
Less than –0.5% and Greater than –1.0%	14	1.06
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	2	0.15
Less than –2.5% and Greater than –3.0%	1	0.08

	1,321	100.00%

SUPPLEMENTAL INFORMATION	79

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Midcap Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	5	0.38%
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,300	98.41
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0%	2	0.15

	1,321	100.00%

iShares Russell Midcap Growth Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and –0.5%	1,293	97.87
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	3	0.23
Less than –2.0% and Greater than –2.5%	1	0.08

	1,321	100.00%

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Midcap Value Index Fund

Period Covered: January 1, 2007 through March 31, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	13	0.98
Between 0.5% and –0.5%	1,291	97.71
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0%	1	0.08

	1,321	100.00%

SUPPLEMENTAL INFORMATION	81

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc. and a Director of iShares MSCI Russia Capped Index Fund, Inc. and, as a result, oversees a total of 272 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of BlackRock, Inc. (since 2007).

Michael Latham[b] (46)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock, Inc. (since 2011); Global Chief Executive Officer of iShares, BTC (2010-2011); Managing Director, BTC (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005- 2009); Chief Operating Officer of the Intermediary Investor and Exchange- Traded Products Business of BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001- 2011); Broadway Producer (2006- 2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Independent Chairman of iShares, Inc. (since 2012); Independent Chairman of iShares MSCI Russia Capped Index Fund, Inc. (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005).	Director (since 1998) and President (2007-2010) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee (2002-2011) and Chair of the Finance Committee (2006-2009) and Investment Committee (2006-2011) of the Thacher School; Member (since 1994) and Chair (1994-2005) of Investment Committee, Archdiocese of San Francisco; Trustee and member (since 2011) of the Investment Committee, WNET, a New York public broadcasting company.	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director, Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (68)	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Skybridge Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (56)	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

John E. Martinez (50)	Trustee (since 2003).	Director of EquityRock, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010).

TRUSTEE AND OFFICER INFORMATION	83

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University: Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (47)	Trustee (since 2011).	Gregor G. Peterson Professor of Accounting and Senior Associate Dean for Academic Affairs, Stanford University: Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011).

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (43)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (59)	Secretary (since 2007).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business of BGI (2006-2009).

Jack Gee (52)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business of BGI (2009); Director of Fund Administration of Intermediary Investor Business of BGI (2004-2009).

Amy Schioldager (49)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange- Traded Funds Complex (2007-2012), Associate General Counsel, BGI (2004-2009).

Matt Tucker (39)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Director of Fixed Income Investment Strategy, BGI (2009); Head of U.S. Fixed Income Investment Solutions, BGI (2005-2008).

TRUSTEE AND OFFICER INFORMATION	85

Notes:

86	NOTES

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-36-0312

Item 2. Code of Ethics.

iShares Trust (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2012, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in Items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the fifty-eight series of the Registrant for which the fiscal year-end is March 31, 2012 (the “Funds”) and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $806,481 for the fiscal year ended March 31, 2011 and $790,500 for the fiscal year ended March 31, 2012.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2011 and March 31, 2012 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $206,340 for the fiscal year ended March 31, 2011 and $203,660 for the fiscal year ended March 31, 2012.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended March 31, 2011 and March 31, 2012 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2012 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, to the Registrant’s investment adviser and to any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $4,135,258 for the fiscal year ended March 31, 2011 and $3,066,150 for the fiscal year ended March 31, 2012.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan.

Item 6. Investments.

(a)	Full schedules of investments attached.

(b)	Not applicable.

Schedule of Investments

iShares® S&P MidCap 400 Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.81%

ADVERTISING – 0.16%
Lamar Advertising Co. Class A(a)(b)	542,123	$17,570,206

		17,570,206

AEROSPACE & DEFENSE – 1.15%
Alliant Techsystems Inc.	303,944	15,233,673
BE Aerospace Inc.(a)	959,599	44,592,566
Esterline Technologies Corp.(a)	282,915	20,217,106
Exelis Inc.	1,705,214	21,349,279
Triumph Group Inc.	398,343	24,960,172

		126,352,796

AGRICULTURE – 0.09%
Universal Corp.	214,569	9,998,915

		9,998,915

AIRLINES – 0.30%
Alaska Air Group Inc.(a)	654,570	23,446,698
JetBlue Airways Corp.(a)(b)	1,895,452	9,268,760

		32,715,458

APPAREL – 1.15%
Carter’s Inc.(a)(b)	472,845	23,533,496
Deckers Outdoor Corp.(a)(b)	357,185	22,520,514
Hanesbrands Inc.(a)	900,431	26,598,732
Under Armour Inc. Class A(a)(b)	339,401	31,903,694
Warnaco Group Inc. (The)(a)(b)	372,828	21,773,155

		126,329,591

AUTO MANUFACTURERS – 0.18%
Oshkosh Corp.(a)	845,730	19,595,564

		19,595,564

BANKS – 3.89%
Associated Banc-Corp	1,610,763	22,486,251
BancorpSouth Inc.	761,439	10,256,583
Bank of Hawaii Corp.	425,226	20,559,677
Cathay General Bancorp	728,121	12,887,742
City National Corp.	433,361	22,738,452
Commerce Bancshares Inc.	732,319	29,673,566
Cullen/Frost Bankers Inc.	567,043	32,996,232
East West Bancorp Inc.	1,374,208	31,730,463
FirstMerit Corp.	1,011,272	17,050,046
Fulton Financial Corp.	1,854,405	19,471,252
Hancock Holding Co.	783,802	27,832,809
International Bancshares Corp.(b)	492,890	10,424,623
Prosperity Bancshares Inc.	437,027	20,015,837
Signature Bank(a)(b)	426,793	26,905,031
SVB Financial Group(a)(b)	403,317	25,949,416
Synovus Financial Corp.	6,768,135	13,874,677
TCF Financial Corp.	1,463,101	17,396,271

Security	Shares	Value
Trustmark Corp.	594,773	14,857,429
Valley National Bancorp(b)	1,738,207	22,509,781
Webster Financial Corp.	680,925	15,436,570
Westamerica Bancorp(b)	260,458	12,501,984

		427,554,692

BEVERAGES – 1.30%
Green Mountain Coffee Roasters Inc.(a)(b)	1,200,878	56,249,125
Monster Beverage Corp.(a)	1,399,820	86,914,824

		143,163,949

BIOTECHNOLOGY – 2.00%
Bio-Rad Laboratories Inc. Class A(a)	182,149	18,887,030
Charles River Laboratories International Inc.(a)	451,661	16,300,446
Regeneron Pharmaceuticals Inc.(a)(b)	703,105	81,996,105
United Therapeutics Corp.(a)	495,024	23,330,481
Vertex Pharmaceuticals Inc.(a)	1,942,005	79,641,625

		220,155,687

BUILDING MATERIALS – 0.90%
Fortune Brands Home & Security Inc.(a)	1,457,777	32,173,138
Lennox International Inc.	469,766	18,931,570
Louisiana-Pacific Corp.(a)(b)	1,270,399	11,878,231
Martin Marietta Materials Inc.	421,203	36,067,613

		99,050,552

CHEMICALS – 2.68%
Albemarle Corp.	821,069	52,482,731
Ashland Inc.	723,128	44,154,196
Cabot Corp.	582,302	24,852,649
Cytec Industries Inc.	423,224	25,727,787
Intrepid Potash Inc.(a)(b)	486,214	11,829,587
Minerals Technologies Inc.	163,645	10,704,019
NewMarket Corp.	97,696	18,308,230
Olin Corp.	739,079	16,074,968
RPM International Inc.	1,212,378	31,752,180
Sensient Technologies Corp.	463,689	17,620,182
Valspar Corp. (The)	861,572	41,605,312

		295,111,841

COAL – 0.24%
Arch Coal Inc.	1,969,511	21,093,463
Patriot Coal Corp.(a)(b)	860,384	5,368,796

		26,462,259

COMMERCIAL SERVICES – 5.25%
Aaron’s Inc.	701,334	18,164,551
Alliance Data Systems Corp.(a)(b)	461,887	58,179,286
Brink’s Co. (The)	432,615	10,326,520
Convergys Corp.(a)(b)	1,070,151	14,286,516
CoreLogic Inc.(a)	984,509	16,067,187
Corporate Executive Board Co. (The)	307,661	13,232,500
Corrections Corp. of America(a)	918,612	25,087,294
Deluxe Corp.	470,239	11,012,997
FTI Consulting Inc.(a)(b)	383,716	14,397,024
Gartner Inc.(a)	861,772	36,745,958
Global Payments Inc.	723,202	34,330,399
HMS Holdings Corp.(a)(b)	793,479	24,764,480

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Index Fund

March 31, 2012

Security	Shares	Value
ITT Educational Services Inc.(a)(b)	180,919	11,965,983
Korn/Ferry International(a)	441,156	7,389,363
Lender Processing Services Inc.	779,301	20,261,826
Manpower Inc.	740,242	35,065,263
Matthews International Corp. Class A	261,441	8,271,993
Monster Worldwide Inc.(a)(b)	1,138,584	11,101,194
Rent-A-Center Inc.	547,091	20,652,685
Rollins Inc.	596,626	12,696,201
SEI Investments Co.	1,336,933	27,661,144
Service Corp. International	2,045,558	23,032,983
Sotheby’s	623,308	24,520,937
Strayer Education Inc.(b)	105,363	9,933,624
Towers Watson & Co. Class A	466,961	30,852,113
United Rentals Inc.(a)(b)	581,064	24,921,835
Valassis Communications Inc.(a)(b)	394,329	9,069,567
Wright Express Corp.(a)	358,921	23,232,956

		577,224,379

COMPUTERS – 2.40%
Cadence Design Systems Inc.(a)(b)	2,530,493	29,961,037
Diebold Inc.	577,492	22,244,992
DST Systems Inc.	309,588	16,788,957
Jack Henry & Associates Inc.	800,692	27,319,611
Mentor Graphics Corp.(a)	858,849	12,762,496
MICROS Systems Inc.(a)	737,557	40,779,526
NCR Corp.(a)	1,460,708	31,711,971
Riverbed Technology Inc.(a)(b)	1,454,620	40,845,730
Synopsys Inc.(a)	1,345,086	41,240,337

		263,654,657

DISTRIBUTION & WHOLESALE – 1.93%
Arrow Electronics Inc.(a)	1,032,588	43,337,718
Fossil Inc.(a)(b)	479,155	63,238,877
Ingram Micro Inc. Class A(a)	1,385,143	25,708,254
LKQ Corp.(a)	1,359,227	42,367,106
Owens & Minor Inc.	586,476	17,834,735
Watsco Inc.	262,253	19,417,212

		211,903,902

DIVERSIFIED FINANCIAL SERVICES – 2.05%
Affiliated Managers Group Inc.(a)	494,402	55,279,088
CBOE Holdings Inc.	819,139	23,279,930
Eaton Vance Corp.	1,067,773	30,516,952
Greenhill & Co. Inc.(b)	267,439	11,671,038
Janus Capital Group Inc.	1,741,085	15,513,067
Jefferies Group Inc.	1,389,062	26,169,928
Raymond James Financial Inc.	1,029,490	37,607,270
Waddell & Reed Financial Inc. Class A	790,233	25,611,452

		225,648,725

ELECTRIC – 3.63%
Alliant Energy Corp.	1,024,486	44,380,733
Black Hills Corp.	405,783	13,605,904
Cleco Corp.	560,722	22,232,627
Great Plains Energy Inc.	1,258,028	25,500,228
Hawaiian Electric Industries Inc.	887,836	22,506,643
IDACORP Inc.	460,181	18,922,643
MDU Resources Group Inc.	1,743,562	39,038,353
National Fuel Gas Co.	767,071	36,911,456
NSTAR	955,807	46,480,894

Security	Shares	Value
NV Energy Inc.	2,180,042	35,142,277
OGE Energy Corp.	904,814	48,407,549
PNM Resources Inc.	737,179	13,490,376
Westar Energy Inc.	1,163,444	32,494,991

		399,114,674

ELECTRICAL COMPONENTS & EQUIPMENT – 1.80%
Acuity Brands Inc.	388,624	24,417,246
AMETEK Inc.	1,481,445	71,864,897
Energizer Holdings Inc.(a)	608,572	45,143,871
General Cable Corp.(a)(b)	459,546	13,363,598
Hubbell Inc. Class B	550,040	43,222,143

		198,011,755

ELECTRONICS – 3.05%
Avnet Inc.(a)	1,338,558	48,710,126
Gentex Corp.	1,330,448	32,595,976
Itron Inc.(a)(b)	367,886	16,705,703
Mettler-Toledo International Inc.(a)	290,560	53,680,960
National Instruments Corp.	858,041	24,471,329
Tech Data Corp.(a)(b)	380,631	20,653,038
Thomas & Betts Corp.(a)	481,827	34,648,180
Trimble Navigation Ltd.(a)(b)	1,148,526	62,502,785
Vishay Intertechnology Inc.(a)(b)	1,452,113	17,657,694
Woodward Inc.	554,572	23,752,319

		335,378,110

ENGINEERING & CONSTRUCTION – 1.20%
AECOM Technology Corp.(a)	1,080,442	24,169,487
Granite Construction Inc.	317,813	9,133,946
KBR Inc.	1,365,966	48,560,091
Shaw Group Inc. (The)(a)	601,722	19,080,605
URS Corp.	734,618	31,235,957

		132,180,086

ENTERTAINMENT – 0.40%
Bally Technologies Inc.(a)(b)	396,244	18,524,407
DreamWorks Animation SKG Inc. Class A(a)(b)	659,494	12,167,664
International Speedway Corp. Class A	258,038	7,160,555
Scientific Games Corp. Class A(a)(b)	540,392	6,300,971

		44,153,597

ENVIRONMENTAL CONTROL – 0.71%
Clean Harbors Inc.(a)	437,081	29,428,664
Mine Safety Appliances Co.	284,867	11,702,336
Waste Connections Inc.	1,136,989	36,986,252

		78,117,252

FOOD – 1.44%
Corn Products International Inc.	703,171	40,537,808
Flowers Foods Inc.	1,041,106	21,207,329
Lancaster Colony Corp.	183,099	12,168,760
Post Holdings Inc.(a)(b)	256,124	8,434,163
Ralcorp Holdings Inc.(a)	509,301	37,734,111
Smithfield Foods Inc.(a)(b)	1,485,764	32,731,381
Tootsie Roll Industries Inc.(b)	234,779	5,378,794

		158,192,346

2	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Index Fund

March 31, 2012

Security	Shares	Value

FOREST PRODUCTS & PAPER – 0.29%
Domtar Corp.	339,287	32,361,194

		32,361,194

GAS – 1.16%
Atmos Energy Corp.	833,070	26,208,382
Questar Corp.	1,641,493	31,615,155
UGI Corp.	1,034,820	28,198,845
Vectren Corp.	756,828	21,993,422
WGL Holdings Inc.	475,533	19,354,193

		127,369,997

HAND & MACHINE TOOLS – 0.85%
Kennametal Inc.	736,151	32,780,804
Lincoln Electric Holdings Inc.	773,211	35,041,923
Regal Beloit Corp.	384,209	25,184,900

		93,007,627

HEALTH CARE – PRODUCTS – 3.44%
Cooper Companies Inc. (The)	440,199	35,968,660
Gen-Probe Inc.(a)	417,544	27,729,097
Henry Schein Inc.(a)(b)	828,404	62,693,615
Hill-Rom Holdings Inc.	572,024	19,111,322
Hologic Inc.(a)	2,436,287	52,501,985
IDEXX Laboratories Inc.(a)(b)	508,120	44,435,094
Masimo Corp.(a)	537,922	12,576,616
ResMed Inc.(a)(b)	1,331,122	41,144,981
Steris Corp.	532,064	16,823,864
TECHNE Corp.	339,949	23,830,425
Teleflex Inc.	376,351	23,013,864
Thoratec Corp.(a)	539,672	18,192,343

		378,021,866

HEALTH CARE – SERVICES – 2.35%
AMERIGROUP Corp.(a)(b)	444,194	29,885,372
Community Health Systems Inc.(a)(b)	815,729	18,141,813
Covance Inc.(a)(b)	539,961	25,718,343
Health Management Associates Inc. Class A(a)	2,349,440	15,788,237
Health Net Inc.(a)(b)	764,611	30,370,349
LifePoint Hospitals Inc.(a)	446,103	17,594,302
Lincare Holdings Inc.	802,981	20,781,148
MEDNAX Inc.(a)(b)	452,915	33,683,289
Universal Health Services Inc. Class B	892,834	37,418,673
WellCare Health Plans Inc.(a)	395,574	28,433,859

		257,815,385

HOLDING COMPANIES – DIVERSIFIED – 0.12%
Apollo Investment Corp.	1,822,465	13,067,074

		13,067,074

HOME BUILDERS – 0.86%
KB Home(b)	669,425	5,957,883
M.D.C. Holdings Inc.	351,618	9,068,228
NVR Inc.(a)	46,632	33,870,221
Thor Industries Inc.	405,297	12,791,173
Toll Brothers Inc.(a)(b)	1,354,569	32,496,110

		94,183,615

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES – 1.13%
American Greetings Corp. Class A(b)	353,847	5,428,013
Church & Dwight Co. Inc.	1,313,908	64,631,135
Scotts Miracle-Gro Co. (The) Class A	398,788	21,598,358
Tupperware Brands Corp.	518,000	32,893,000

		124,550,506

INSURANCE – 4.27%
Alleghany Corp.(a)	134,031	44,109,602
American Financial Group Inc.	706,053	27,239,525
Arthur J. Gallagher & Co.	1,062,498	37,973,679
Aspen Insurance Holdings Ltd.	654,910	18,298,185
Brown & Brown Inc.	1,072,547	25,505,168
Everest Re Group Ltd.	496,405	45,927,391
Fidelity National Financial Inc. Class A	2,049,084	36,944,985
First American Financial Corp.	975,864	16,228,618
Hanover Insurance Group Inc. (The)	417,079	17,150,288
HCC Insurance Holdings Inc.	962,134	29,989,717
Kemper Corp.	464,269	14,058,065
Mercury General Corp.	310,068	13,562,374
Old Republic International Corp.	2,393,977	25,256,457
Protective Life Corp.	754,914	22,360,553
Reinsurance Group of America Inc.	677,283	40,278,020
StanCorp Financial Group Inc.	409,785	16,776,598
W.R. Berkley Corp.	1,032,651	37,299,354

		468,958,579

INTERNET – 1.83%
AOL Inc.(a)(b)	876,447	16,626,200
Equinix Inc.(a)(b)	430,789	67,827,728
Rackspace Hosting Inc.(a)	962,280	55,610,161
TIBCO Software Inc.(a)	1,538,348	46,919,614
ValueClick Inc.(a)(b)	741,426	14,635,749

		201,619,452

IRON & STEEL – 0.96%
Carpenter Technology Corp.	405,832	21,196,605
Commercial Metals Co.	1,067,663	15,822,766
Reliance Steel & Aluminum Co.	692,429	39,108,390
Steel Dynamics Inc.	2,022,238	29,403,340

		105,531,101

LEISURE TIME – 0.71%
Life Time Fitness Inc.(a)(b)	392,464	19,846,904
Polaris Industries Inc.	631,976	45,597,068
WMS Industries Inc.(a)(b)	511,383	12,135,119

		77,579,091

MACHINERY – 2.17%
AGCO Corp.(a)	897,089	42,351,572
Gardner Denver Inc.	467,581	29,466,955
Graco Inc.	552,497	29,315,491
IDEX Corp.	773,665	32,594,506
Nordson Corp.	525,587	28,649,747
Terex Corp.(a)(b)	1,014,510	22,826,475
Wabtec Corp.	443,264	33,408,808
Zebra Technologies Corp. Class A(a)	479,777	19,757,217

		238,370,771

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Index Fund

March 31, 2012

Security	Shares	Value

MANUFACTURING – 2.71%
AptarGroup Inc.	610,364	33,429,636
Carlisle Companies Inc.	570,443	28,476,514
CLARCOR Inc.	463,786	22,767,255
Crane Co.	447,954	21,725,769
Donaldson Co. Inc.	1,374,772	49,120,603
Harsco Corp.	743,686	17,446,874
ITT Corp.	875,639	20,087,159
Pentair Inc.	910,170	43,333,194
SPX Corp.	473,177	36,685,413
Trinity Industries Inc.	740,857	24,411,238

		297,483,655

MEDIA – 1.02%
AMC Networks Inc. Class A(a)	530,716	23,685,855
FactSet Research Systems Inc.	416,330	41,233,323
John Wiley & Sons Inc. Class A	434,511	20,678,379
Meredith Corp.(b)	343,457	11,148,614
New York Times Co. (The) Class A(a)(b)	1,121,566	7,615,433
Scholastic Corp.	232,261	8,194,168

		112,555,772

METAL FABRICATE & HARDWARE – 0.66%
Timken Co. (The)	775,872	39,367,745
Valmont Industries Inc.	207,662	24,381,595
Worthington Industries Inc.	483,458	9,272,725

		73,022,065

MINING – 0.20%
Compass Minerals International Inc.	304,754	21,863,052

		21,863,052

OFFICE FURNISHINGS – 0.22%
Herman Miller Inc.	535,383	12,292,393
HNI Corp.(b)	415,025	11,516,944

		23,809,337

OIL & GAS – 3.21%
Atwood Oceanics Inc.(a)(b)	523,109	23,482,363
Bill Barrett Corp.(a)(b)	433,741	11,281,603
Cimarex Energy Co.	791,224	59,713,675
Energen Corp.	665,349	32,701,903
Forest Oil Corp.(a)(b)	1,035,931	12,555,484
HollyFrontier Corp.	1,922,057	61,794,133
Northern Oil and Gas Inc.(a)(b)	586,344	12,160,775
Patterson-UTI Energy Inc.	1,427,178	24,675,908
Plains Exploration & Production Co.(a)	1,183,755	50,487,151
Quicksilver Resources Inc.(a)(b)	1,094,561	5,516,587
SM Energy Co.	591,847	41,885,012
Unit Corp.(a)(b)	382,913	16,373,360

		352,627,954

Security	Shares	Value

OIL & GAS SERVICES – 1.99%
CARBO Ceramics Inc.(b)	183,290	19,327,931
Dresser-Rand Group Inc.(a)	697,552	32,359,437
Dril-Quip Inc.(a)	319,560	20,777,791
Helix Energy Solutions Group Inc.(a)(b)	976,129	17,375,096
Oceaneering International Inc.	997,337	53,746,491
Oil States International Inc.(a)(b)	473,919	36,994,117
Superior Energy Services Inc.(a)	1,454,828	38,349,266

		218,930,129

PACKAGING & CONTAINERS – 1.25%
Greif Inc. Class A	283,175	15,835,146
Packaging Corp. of America	890,568	26,351,907
Rock-Tenn Co. Class A	651,560	44,019,393
Silgan Holdings Inc.	457,308	20,213,014
Sonoco Products Co.	927,729	30,800,603

		137,220,063

PHARMACEUTICALS – 1.34%
Catalyst Health Solutions Inc.(a)	463,706	29,551,983
Endo Pharmaceuticals Holdings Inc.(a)	1,076,904	41,708,492
Medicis Pharmaceutical Corp. Class A	543,980	20,448,208
Omnicare Inc.	1,049,206	37,320,258
VCA Antech Inc.(a)(b)	806,191	18,711,693

		147,740,634

REAL ESTATE – 0.31%
Jones Lang LaSalle Inc.	402,713	33,550,020

		33,550,020

REAL ESTATE INVESTMENT TRUSTS – 8.60%
Alexandria Real Estate Equities Inc.	572,706	41,881,990
American Campus Communities Inc.	688,413	30,785,829
BRE Properties Inc. Class A	699,414	35,355,378
Camden Property Trust	727,789	47,852,127
Corporate Office Properties Trust(b)	666,437	15,468,003
Duke Realty Corp.	2,395,595	34,352,832
Equity One Inc.(b)	551,902	11,159,458
Essex Property Trust Inc.(b)	321,357	48,688,799
Federal Realty Investment Trust	587,417	56,856,091
Highwoods Properties Inc.(b)	660,370	22,003,528
Home Properties Inc.	446,632	27,249,018
Hospitality Properties Trust	1,141,171	30,206,796
Liberty Property Trust(b)	1,076,482	38,451,937
Macerich Co. (The)	1,219,110	70,403,602
Mack-Cali Realty Corp.	811,692	23,392,963
National Retail Properties Inc.(b)	976,080	26,539,615
Omega Healthcare Investors Inc.(b)	960,406	20,418,232
Potlatch Corp.(b)	370,878	11,623,317
Rayonier Inc.	1,128,876	49,772,143
Realty Income Corp.(b)	1,230,835	47,670,240
Regency Centers Corp.	830,843	36,955,897
Senior Housing Properties Trust	1,501,482	33,107,678
SL Green Realty Corp.(b)	797,460	61,843,023
Taubman Centers Inc.	536,188	39,114,915
UDR Inc.	2,063,353	55,112,159
Weingarten Realty Investors(b)	1,116,992	29,522,099

		945,787,669

4	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Index Fund

March 31, 2012

Security	Shares	Value

RETAIL – 7.31%
Advance Auto Parts Inc.	672,887	59,597,602
Aeropostale Inc.(a)(b)	745,686	16,121,731
American Eagle Outfitters Inc.	1,788,868	30,750,641
ANN INC.(a)(b)	446,416	12,785,354
Ascena Retail Group Inc.(a)(b)	622,023	27,568,059
Barnes & Noble Inc.(a)(b)	378,823	5,019,405
Bob Evans Farms Inc.	268,725	10,136,307
Brinker International Inc.	724,898	19,970,940
Cheesecake Factory Inc. (The)(a)(b)	504,106	14,815,675
Chico’s FAS Inc.	1,548,088	23,376,129
Collective Brands Inc.(a)	559,465	10,999,082
Copart Inc.(a)	984,638	25,669,513
Dick’s Sporting Goods Inc.	891,486	42,862,647
Foot Locker Inc.	1,396,173	43,351,172
Guess? Inc.	616,712	19,272,250
Harris Teeter Supermarkets Inc.	454,604	18,229,620
HSN Inc.	363,828	13,836,379
MSC Industrial Direct Co. Inc. Class A	425,097	35,402,078
Office Depot Inc.(a)	2,599,391	8,967,899
Panera Bread Co. Class A(a)	274,270	44,135,528
PetSmart Inc.	1,030,088	58,941,635
PVH Corp.	624,201	55,759,875
RadioShack Corp.(b)	918,241	5,711,459
Regis Corp.	523,647	9,650,814
Saks Inc.(a)(b)	1,440,073	16,719,248
Signet Jewelers Ltd.	801,460	37,893,029
Tractor Supply Co.	658,174	59,604,237
Wendy’s Co. (The)	2,743,993	13,747,405
Williams-Sonoma Inc.	949,693	35,594,494
World Fuel Services Corp.	656,880	26,932,080

		803,422,287

SAVINGS & LOANS – 1.02%
Astoria Financial Corp.	775,615	7,647,564
First Niagara Financial Group Inc.	3,249,141	31,971,547
New York Community Bancorp Inc.	4,052,591	56,371,541
Washington Federal Inc.	992,255	16,689,729

		112,680,381

SEMICONDUCTORS – 3.08%
Atmel Corp.(a)	4,162,810	41,045,307
Cree Inc.(a)(b)	1,067,185	33,755,062
Cypress Semiconductor Corp.(a)	1,429,875	22,348,946
Fairchild Semiconductor International Inc.(a)	1,163,131	17,098,026
Integrated Device Technology Inc.(a)(b)	1,306,930	9,344,549
International Rectifier Corp.(a)(b)	637,875	14,715,776
Intersil Corp. Class A	1,171,339	13,118,997
Lam Research Corp.(a)(b)	1,106,155	49,356,636
MEMC Electronic Materials Inc.(a)(b)	2,132,566	7,698,563
QLogic Corp.(a)	910,242	16,165,898
Rovi Corp.(a)	990,492	32,240,515
Semtech Corp.(a)(b)	599,857	17,071,930
Silicon Laboratories Inc.(a)(b)	389,622	16,753,746
Skyworks Solutions Inc.(a)	1,739,231	48,089,737

		338,803,688

Security	Shares	Value

SHIPBUILDING – 0.16%
Huntington Ingalls Industries Inc.(a)(b)	450,511	18,128,563

		18,128,563

SOFTWARE – 3.89%
ACI Worldwide Inc.(a)	361,546	14,559,457
Acxiom Corp.(a)	722,831	10,611,159
Advent Software Inc.(a)	296,816	7,598,490
Allscripts Healthcare Solutions Inc.(a)	1,759,078	29,200,695
ANSYS Inc.(a)	856,299	55,676,561
Broadridge Financial Solutions Inc.	1,144,438	27,363,513
Compuware Corp.(a)	2,017,832	18,543,876
Concur Technologies Inc.(a)(b)	433,038	24,847,720
Fair Isaac Corp.	332,660	14,603,774
Informatica Corp.(a)	991,191	52,434,004
ManTech International Corp. Class A	213,949	7,372,682
MSCI Inc. Class A(a)	1,121,253	41,273,323
Parametric Technology Corp.(a)(b)	1,094,445	30,578,793
Quest Software Inc.(a)	523,785	12,188,477
Solera Holdings Inc.	646,409	29,663,709
VeriFone Systems Inc.(a)(b)	978,380	50,748,571

		427,264,804

TELECOMMUNICATIONS – 1.65%
ADTRAN Inc.	589,091	18,373,748
Ciena Corp.(a)(b)	912,194	14,768,421
NeuStar Inc. Class A(a)	621,778	23,161,231
Plantronics Inc.	396,526	15,964,137
Polycom Inc.(a)	1,638,520	31,246,576
RF Micro Devices Inc.(a)	2,551,573	12,706,834
Telephone & Data Systems Inc.	891,329	20,634,266
Tellabs Inc.	3,378,325	13,682,216
tw telecom inc.(a)(b)	1,384,768	30,686,459

		181,223,888

TEXTILES – 0.32%
Mohawk Industries Inc.(a)	527,618	35,091,873

		35,091,873

TRANSPORTATION – 2.41%
Alexander & Baldwin Inc.	386,762	18,738,619
Con-way Inc.	515,434	16,808,303
J.B. Hunt Transport Services Inc.	831,811	45,225,564
Kansas City Southern Industries Inc.(a)	1,014,844	72,754,166
Kirby Corp.(a)(b)	515,276	33,900,008
Landstar System Inc.	430,901	24,871,606
Tidewater Inc.	473,484	25,577,606
UTi Worldwide Inc.	949,150	16,353,854
Werner Enterprises Inc.	409,339	10,176,168

		264,405,894

TRUCKING & LEASING – 0.16%
GATX Corp.	431,521	17,390,296

		17,390,296

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Index Fund

March 31, 2012

Security	Shares	Value

WATER – 0.26%
Aqua America Inc.	1,282,838	28,594,459

		28,594,459

TOTAL COMMON STOCKS (Cost: $9,761,458,427)		10,971,673,734

SHORT-TERM INVESTMENTS – 11.12%

MONEY MARKET FUNDS – 11.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	1,125,022,811	1,125,022,811
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	87,180,390	87,180,390
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(c)(d)	10,577,444	10,577,444

		1,222,780,645

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,222,780,645)		1,222,780,645

TOTAL INVESTMENTS IN SECURITIES – 110.93% (Cost: $10,984,239,072)		12,194,454,379

Other Assets, Less Liabilities – (10.93)%		(1,201,835,927)

NET ASSETS – 100.00%		$10,992,618,452

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
168	S&P MidCap 400 E-mini (June 2012)	Chicago Mercantile	$16,670,640	$544,244

As of March 31, 2012, the Fund has pledged, to brokers, cash in the amount of $1,410,000 for initial margin requirements on outstanding futures contracts. See Note 7.

See notes to financial statements.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® S&P MidCap 400 Growth Index Fund

March 31, 2012

Security	Shares	Value

COMMON STOCKS – 99.88%

ADVERTISING – 0.14%
Lamar Advertising Co. Class A(a)	132,844	$4,305,474

		4,305,474

AEROSPACE & DEFENSE – 1.23%
Alliant Techsystems Inc.	82,915	4,155,700
BE Aerospace Inc.(a)	312,278	14,511,558
Esterline Technologies Corp.(a)	80,024	5,718,515
Triumph Group Inc.	212,559	13,318,947

		37,704,720

AIRLINES – 0.41%
Alaska Air Group Inc.(a)	349,660	12,524,821

		12,524,821

APPAREL – 1.74%
Carter’s Inc.(a)(b)	252,372	12,560,554
Deckers Outdoor Corp.(a)(b)	190,579	12,016,006
Under Armour Inc. Class A(a)(b)	181,053	17,018,982
Warnaco Group Inc. (The)(a)	198,992	11,621,133

		53,216,675

BANKS – 1.74%
Bank of Hawaii Corp.	113,048	5,465,871
Commerce Bancshares Inc.	163,802	6,637,257
Cullen/Frost Bankers Inc.	169,045	9,836,728
Prosperity Bancshares Inc.	132,630	6,074,454
Signature Bank(a)(b)	227,450	14,338,448
SVB Financial Group(a)(b)	105,332	6,777,061
Westamerica Bancorp	87,142	4,182,816

		53,312,635

BEVERAGES – 2.49%
Green Mountain Coffee Roasters Inc.(a)(b)	640,746	30,012,542
Monster Beverage Corp.(a)	747,020	46,382,472

		76,395,014

BIOTECHNOLOGY – 3.03%
Bio-Rad Laboratories Inc. Class A(a)	97,234	10,082,194
Charles River Laboratories International Inc.(a)	110,726	3,996,101
Regeneron Pharmaceuticals Inc.(a)(b)	375,118	43,746,261
United Therapeutics Corp.(a)	264,169	12,450,285
Vertex Pharmaceuticals Inc.(a)	549,141	22,520,272

		92,795,113

BUILDING MATERIALS – 0.52%
Fortune Brands Home & Security Inc.(a)	264,450	5,836,411
Martin Marietta Materials Inc.	116,847	10,005,609

		15,842,020

Security	Shares	Value

CHEMICALS – 2.04%
Albemarle Corp.	438,112	28,004,119
Intrepid Potash Inc.(a)(b)	259,338	6,309,693
Minerals Technologies Inc.	58,525	3,828,120
NewMarket Corp.	52,162	9,775,159
Sensient Technologies Corp.	141,185	5,365,030
Valspar Corp. (The)	193,096	9,324,606

		62,606,727

COMMERCIAL SERVICES – 5.35%
Aaron’s Inc.	213,507	5,529,831
Alliance Data Systems Corp.(a)(b)	246,515	31,051,029
Corporate Executive Board Co. (The)	91,860	3,950,899
FTI Consulting Inc.(a)(b)	204,908	7,688,148
Gartner Inc.(a)	459,951	19,612,311
Global Payments Inc.	386,006	18,323,705
HMS Holdings Corp.(a)	423,576	13,219,807
ITT Educational Services Inc.(a)(b)	96,670	6,393,754
Lender Processing Services Inc.	237,018	6,162,468
Matthews International Corp. Class A	71,333	2,256,976
Rollins Inc.	206,958	4,404,066
SEI Investments Co.	242,588	5,019,146
Sotheby’s	129,665	5,101,021
Strayer Education Inc.(b)	56,180	5,296,650
Towers Watson & Co. Class A	186,998	12,354,958
United Rentals Inc.(a)(b)	120,868	5,184,029
Wright Express Corp.(a)	190,608	12,338,056

		163,886,854

COMPUTERS – 2.44%
Cadence Design Systems Inc.(a)	459,030	5,434,915
Jack Henry & Associates Inc.	427,465	14,585,106
MICROS Systems Inc.(a)	393,740	21,769,885
Riverbed Technology Inc.(a)	775,940	21,788,395
Synopsys Inc.(a)	366,292	11,230,513

		74,808,814

DISTRIBUTION & WHOLESALE – 2.18%
Fossil Inc.(a)(b)	255,672	33,743,590
LKQ Corp.(a)	725,471	22,612,931
Watsco Inc.	139,896	10,357,900

		66,714,421

DIVERSIFIED FINANCIAL SERVICES – 1.41%
Affiliated Managers Group Inc.(a)	131,909	14,748,745
CBOE Holdings Inc.	297,377	8,451,454
Eaton Vance Corp.	318,947	9,115,505
Greenhill & Co. Inc.(b)	59,823	2,610,676
Waddell & Reed Financial Inc. Class A	252,989	8,199,374

		43,125,754

ELECTRIC – 2.33%
Alliant Energy Corp.	257,011	11,133,717
Black Hills Corp.	132,019	4,426,597
Cleco Corp.	164,788	6,533,844
IDACORP Inc.	142,698	5,867,742

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Growth Index Fund

March 31, 2012

Security	Shares	Value
National Fuel Gas Co.	237,298	11,418,780
NSTAR	306,162	14,888,658
OGE Energy Corp.	323,651	17,315,328

		71,584,666

ELECTRICAL COMPONENTS & EQUIPMENT – 2.49%
Acuity Brands Inc.	116,176	7,299,338
AMETEK Inc.	790,609	38,352,443
Energizer Holdings Inc.(a)	181,882	13,492,007
Hubbell Inc. Class B	217,287	17,074,412

		76,218,200

ELECTRONICS – 3.69%
Gentex Corp.	709,719	17,388,115
Mettler-Toledo International Inc.(a)	155,108	28,656,203
National Instruments Corp.	279,214	7,963,183
Thomas & Betts Corp.(a)	180,005	12,944,160
Trimble Navigation Ltd.(a)(b)	612,849	33,351,243
Woodward Inc.	295,884	12,672,712

		112,975,616

ENTERTAINMENT – 0.22%
Bally Technologies Inc.(a)(b)	118,382	5,534,359
Scientific Games Corp. Class A(a)	97,829	1,140,686

		6,675,045

ENVIRONMENTAL CONTROL – 1.05%
Clean Harbors Inc.(a)(b)	233,311	15,708,830
Mine Safety Appliances Co.	72,902	2,994,814
Waste Connections Inc.	418,843	13,624,963

		32,328,607

FOOD – 1.51%
Corn Products International Inc.	375,353	21,639,100
Flowers Foods Inc.	283,575	5,776,423
Lancaster Colony Corp.	98,003	6,513,279
Post Holdings Inc.(a)(b)	61,334	2,019,729
Ralcorp Holdings Inc.(a)	122,386	9,067,579
Tootsie Roll Industries Inc.	61,612	1,411,536

		46,427,646

FOREST PRODUCTS & PAPER – 0.29%
Domtar Corp.	94,145	8,979,550

		8,979,550

GAS – 0.33%
Questar Corp.	263,081	5,066,940
WGL Holdings Inc.	126,819	5,161,533

		10,228,473

HAND & MACHINE TOOLS – 0.56%
Lincoln Electric Holdings Inc.	214,556	9,723,678
Regal Beloit Corp.	114,820	7,526,451

		17,250,129

Security	Shares	Value

HEALTH CARE – PRODUCTS – 5.70%
Cooper Companies Inc. (The)	234,890	19,192,862
Gen-Probe Inc.(a)	222,795	14,795,816
Henry Schein Inc.(a)	442,235	33,468,345
Hill-Rom Holdings Inc.	161,675	5,401,562
Hologic Inc.(a)	740,592	15,959,758
IDEXX Laboratories Inc.(a)(b)	271,198	23,716,265
Masimo Corp.(a)	203,761	4,763,932
ResMed Inc.(a)(b)	710,294	21,955,187
Steris Corp.	144,821	4,579,240
TECHNE Corp.	181,577	12,728,548
Teleflex Inc.	136,508	8,347,464
Thoratec Corp.(a)	287,824	9,702,547

		174,611,526

HEALTH CARE – SERVICES – 2.18%
AMERIGROUP Corp.(a)(b)	237,013	15,946,234
Covance Inc.(a)	288,182	13,726,109
Lincare Holdings Inc.	248,617	6,434,208
MEDNAX Inc.(a)	241,870	17,987,872
Universal Health Services Inc. Class B	304,958	12,780,790

		66,875,213

HOUSEHOLD PRODUCTS & WARES – 1.95%
Church & Dwight Co. Inc.	701,449	34,504,276
Scotts Miracle-Gro Co. (The) Class A	142,519	7,718,829
Tupperware Brands Corp.	276,501	17,557,814

		59,780,919

INSURANCE – 0.85%
Alleghany Corp.(a)	30,032	9,883,531
Arthur J. Gallagher & Co.	300,328	10,733,723
Brown & Brown Inc.	228,781	5,440,412

		26,057,666

INTERNET – 3.06%
Equinix Inc.(a)(b)	229,840	36,188,308
Rackspace Hosting Inc.(a)	513,530	29,676,899
TIBCO Software Inc.(a)	820,817	25,034,919
ValueClick Inc.(a)(b)	142,460	2,812,160

		93,712,286

IRON & STEEL – 0.24%
Carpenter Technology Corp.	138,595	7,238,817

		7,238,817

LEISURE TIME – 1.14%
Life Time Fitness Inc.(a)(b)	209,370	10,587,841
Polaris Industries Inc.	337,211	24,329,774

		34,917,615

MACHINERY – 2.48%
Gardner Denver Inc.	249,537	15,725,822
Graco Inc.	188,695	10,012,157

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Growth Index Fund

March 31, 2012

Security	Shares	Value
IDEX Corp.	255,966	10,783,847
Nordson Corp.	201,949	11,008,240
Wabtec Corp.	236,574	17,830,582
Zebra Technologies Corp. Class A(a)	256,126	10,547,269

		75,907,917

MANUFACTURING – 2.88%
AptarGroup Inc.	325,813	17,844,778
Carlisle Companies Inc.	136,981	6,838,091
CLARCOR Inc.	178,277	8,751,618
Crane Co.	176,896	8,579,456
Donaldson Co. Inc.	734,197	26,232,859
Pentair Inc.	199,219	9,484,817
SPX Corp.	136,306	10,567,804

		88,299,423

MEDIA – 1.14%
AMC Networks Inc. Class A(a)	110,458	4,929,740
FactSet Research Systems Inc.	222,222	22,008,867
John Wiley & Sons Inc. Class A	166,981	7,946,626

		34,885,233

METAL FABRICATE & HARDWARE – 0.42%
Valmont Industries Inc.	110,905	13,021,356

		13,021,356

MINING – 0.38%
Compass Minerals International Inc.	162,655	11,668,870

		11,668,870

OIL & GAS – 3.16%
Atwood Oceanics Inc.(a)	192,775	8,653,670
Bill Barrett Corp.(a)(b)	231,383	6,018,272
Cimarex Energy Co.	422,158	31,860,264
Energen Corp.	248,674	12,222,327
Northern Oil and Gas Inc.(a)(b)	312,730	6,486,020
Plains Exploration & Production Co.(a)	221,022	9,426,588
SM Energy Co.	315,829	22,351,219

		97,018,360

OIL & GAS SERVICES – 3.17%
CARBO Ceramics Inc.(b)	97,777	10,310,585
Dresser-Rand Group Inc.(a)	372,251	17,268,724
Dril-Quip Inc.(a)(b)	170,487	11,085,065
Helix Energy Solutions Group Inc.(a)	135,352	2,409,266
Oceaneering International Inc.	532,215	28,681,066
Oil States International Inc.(a)	252,923	19,743,169
Superior Energy Services Inc.(a)	287,232	7,571,435

		97,069,310

PACKAGING & CONTAINERS – 1.18%
Packaging Corp. of America	204,463	6,050,060
Rock-Tenn Co. Class A	347,754	23,494,260
Silgan Holdings Inc.	151,543	6,698,201

		36,242,521

Security	Shares	Value

PHARMACEUTICALS – 1.60%
Catalyst Health Solutions Inc.(a)	247,510	15,773,812
Endo Pharmaceuticals Holdings Inc.(a)	574,910	22,266,265
Medicis Pharmaceutical Corp. Class A	290,231	10,909,783

		48,949,860

REAL ESTATE INVESTMENT TRUSTS – 8.91%
Alexandria Real Estate Equities Inc.	168,071	12,291,032
American Campus Communities Inc.	235,062	10,511,973
BRE Properties Inc. Class A	227,600	11,505,180
Camden Property Trust	263,970	17,356,028
Essex Property Trust Inc.(b)	171,483	25,981,389
Federal Realty Investment Trust	313,674	30,360,506
Highwoods Properties Inc.(b)	152,745	5,089,463
Home Properties Inc.(b)	238,316	14,539,659
Liberty Property Trust(b)	229,719	8,205,563
Macerich Co. (The)	325,123	18,775,853
National Retail Properties Inc.(b)	250,193	6,802,748
Omega Healthcare Investors Inc.	225,299	4,789,857
Potlatch Corp.	79,244	2,483,507
Rayonier Inc.	416,190	18,349,817
Realty Income Corp.(b)	400,891	15,526,508
Regency Centers Corp.	208,229	9,262,026
Senior Housing Properties Trust	360,673	7,952,840
SL Green Realty Corp.	221,249	17,157,860
Taubman Centers Inc.	286,019	20,865,086
UDR Inc.	572,200	15,283,462

		273,090,357

RETAIL – 8.11%
Advance Auto Parts Inc.	359,230	31,817,001
Aeropostale Inc.(a)	246,636	5,332,270
Ascena Retail Group Inc.(a)	212,546	9,420,039
Cheesecake Factory Inc. (The)(a)(b)	182,920	5,376,019
Copart Inc.(a)	525,902	13,710,265
Dick’s Sporting Goods Inc.	337,771	16,240,030
Guess? Inc.	220,438	6,888,687
HSN Inc.	96,960	3,687,389
MSC Industrial Direct Co. Inc. Class A	226,908	18,896,898
Panera Bread Co. Class A(a)	146,403	23,559,171
PetSmart Inc.	549,864	31,463,218
PVH Corp.	333,049	29,751,267
Signet Jewelers Ltd.	226,888	10,727,265
Tractor Supply Co.	351,288	31,812,641
Williams-Sonoma Inc.	263,514	9,876,505

		248,558,665

SEMICONDUCTORS – 3.59%
Atmel Corp.(a)	955,237	9,418,637
Cree Inc.(a)(b)	415,519	13,142,866
Cypress Semiconductor Corp.(a)	251,723	3,934,430
Lam Research Corp.(a)(b)	590,522	26,349,092
QLogic Corp.(a)	262,543	4,662,764
Rovi Corp.(a)	528,397	17,199,322
Semtech Corp.(a)(b)	320,670	9,126,268
Silicon Laboratories Inc.(a)(b)	208,047	8,946,021
Skyworks Solutions Inc.(a)	621,865	17,194,567

		109,973,967

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Growth Index Fund

March 31, 2012

Security	Shares	Value

SOFTWARE – 6.13%
ACI Worldwide Inc.(a)	192,999	7,772,070
Advent Software Inc.(a)(b)	158,344	4,053,606
Allscripts Healthcare Solutions Inc.(a)	938,482	15,578,801
ANSYS Inc.(a)	457,044	29,717,001
Broadridge Financial Solutions Inc.	268,742	6,425,621
Concur Technologies Inc.(a)(b)	230,970	13,253,059
Fair Isaac Corp.	106,513	4,675,921
Informatica Corp.(a)	528,901	27,978,863
ManTech International Corp. Class A	61,820	2,130,317
MSCI Inc. Class A(a)(b)	598,330	22,024,527
Parametric Technology Corp.(a)	274,463	7,668,496
Quest Software Inc.(a)	156,519	3,642,197
Solera Holdings Inc.	345,051	15,834,390
VeriFone Systems Inc.(a)(b)	521,966	27,074,377

		187,829,246

TELECOMMUNICATIONS – 1.65%
ADTRAN Inc.	314,326	9,803,828
Ciena Corp.(a)	257,539	4,169,556
NeuStar Inc. Class A(a)	332,032	12,368,192
Plantronics Inc.	97,418	3,922,049
Polycom Inc.(a)	524,513	10,002,463
tw telecom inc.(a)	465,577	10,317,186

		50,583,274

TRANSPORTATION – 2.36%
J.B. Hunt Transport Services Inc.	443,935	24,136,746
Kansas City Southern Industries Inc.(a)	352,002	25,235,023
Kirby Corp.(a)(b)	203,561	13,392,278
Landstar System Inc.	168,002	9,697,076

		72,461,123

TRUCKING & LEASING – 0.14%
GATX Corp.	110,419	4,449,886

		4,449,886

WATER – 0.27%
Aqua America Inc.	369,438	8,234,773

		8,234,773

TOTAL COMMON STOCKS (Cost: $2,650,448,705)		3,061,345,157

SHORT-TERM INVESTMENTS – 10.87%

MONEY MARKET FUNDS – 10.87%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25%(c)(d)(e)	307,375,167	307,375,167
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%(c)(d)(e)	23,819,150	23,819,150

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%(c)(d)	2,037,923	2,037,923

		333,232,240

TOTAL SHORT-TERM INVESTMENTS (Cost: $333,232,240)		333,232,240

TOTAL INVESTMENTS IN SECURITIES – 110.75% (Cost: $2,983,680,945)		3,394,577,397

Other Assets, Less Liabilities – (10.75)%		(329,633,343)

NET ASSETS – 100.00%		$3,064,944,054

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® S&P MidCap 400 Value Index Fund

March 31, 2012

Security	Shares	Value

COMMON STOCKS – 99.82%

ADVERTISING – 0.18%
Lamar Advertising Co. Class A(a)	123,863	$4,014,400

		4,014,400

AEROSPACE & DEFENSE – 1.06%
Alliant Techsystems Inc.	63,300	3,172,596
BE Aerospace Inc.(a)	158,604	7,370,328
Esterline Technologies Corp.(a)	56,364	4,027,771
Exelis Inc.	722,974	9,051,635

		23,622,330

AGRICULTURE – 0.19%
Universal Corp.(b)	90,988	4,240,041

		4,240,041

AIRLINES – 0.18%
JetBlue Airways Corp.(a)(b)	804,606	3,934,523

		3,934,523

APPAREL – 0.51%
Hanesbrands Inc.(a)	381,689	11,275,093

		11,275,093

AUTO MANUFACTURERS – 0.37%
Oshkosh Corp.(a)	358,207	8,299,656

		8,299,656

BANKS – 6.23%
Associated Banc-Corp	680,763	9,503,451
BancorpSouth Inc.	321,586	4,331,763
Bank of Hawaii Corp.	89,794	4,341,540
Cathay General Bancorp	307,845	5,448,857
City National Corp.	183,210	9,613,029
Commerce Bancshares Inc.	179,705	7,281,647
Cullen/Frost Bankers Inc.	105,523	6,140,383
East West Bancorp Inc.	581,695	13,431,338
FirstMerit Corp.	427,380	7,205,627
Fulton Financial Corp.	783,784	8,229,732
Hancock Holding Co.	331,588	11,774,690
International Bancshares Corp.(b)	208,040	4,400,046
Prosperity Bancshares Inc.	79,509	3,641,512
SVB Financial Group(a)(b)	87,092	5,603,499
Synovus Financial Corp.	2,893,159	5,930,976
TCF Financial Corp.	618,429	7,353,121
Trustmark Corp.	251,245	6,276,100
Valley National Bancorp(b)	733,992	9,505,196
Webster Financial Corp.	287,736	6,522,975
Westamerica Bancorp	40,698	1,953,504

		138,488,986

Security	Shares	Value

BIOTECHNOLOGY – 0.88%
Charles River Laboratories International Inc.(a)	103,291	3,727,772
Vertex Pharmaceuticals Inc.(a)	386,766	15,861,274

		19,589,046

BUILDING MATERIALS – 1.32%
Fortune Brands Home & Security Inc.(a)	407,690	8,997,718
Lennox International Inc.	199,011	8,020,143
Louisiana-Pacific Corp.(a)(b)	536,734	5,018,463
Martin Marietta Materials Inc.	85,699	7,338,406

		29,374,730

CHEMICALS – 3.39%
Ashland Inc.	306,350	18,705,731
Cabot Corp.	246,714	10,529,754
Cytec Industries Inc.	179,272	10,897,945
Minerals Technologies Inc.	22,895	1,497,562
Olin Corp.	313,292	6,814,101
RPM International Inc.	513,555	13,450,005
Sensient Technologies Corp.	84,658	3,217,004
Valspar Corp. (The)	211,811	10,228,353

		75,340,455

COAL – 0.50%
Arch Coal Inc.	834,568	8,938,223
Patriot Coal Corp.(a)(b)	363,919	2,270,855

		11,209,078

COMMERCIAL SERVICES – 5.15%
Aaron’s Inc.	127,995	3,315,071
Brink’s Co. (The)	183,467	4,379,357
Convergys Corp.(a)(b)	453,417	6,053,117
CoreLogic Inc.(a)	416,931	6,804,314
Corporate Executive Board Co. (The)	57,410	2,469,204
Corrections Corp. of America(a)	389,480	10,636,699
Deluxe Corp.	199,350	4,668,777
Korn/Ferry International(a)	187,029	3,132,736
Lender Processing Services Inc.	142,101	3,694,626
Manpower Inc.	313,537	14,852,248
Matthews International Corp. Class A	54,383	1,720,678
Monster Worldwide Inc.(a)(b)	481,533	4,694,947
Rent-A-Center Inc.	232,035	8,759,321
Rollins Inc.	88,482	1,882,897
SEI Investments Co.	373,976	7,737,563
Service Corp. International	866,781	9,759,954
Sotheby’s	161,145	6,339,444
Towers Watson & Co. Class A	49,520	3,271,786
United Rentals Inc.(a)(b)	150,176	6,441,049
Valassis Communications Inc.(a)(b)	167,095	3,843,185

		114,456,973

COMPUTERS – 2.36%
Cadence Design Systems Inc.(a)(b)	707,546	8,377,345
Diebold Inc.	244,604	9,422,146
DST Systems Inc.	131,394	7,125,497
Mentor Graphics Corp.(a)	364,006	5,409,129
NCR Corp.(a)	619,347	13,446,023
Synopsys Inc.(a)	279,544	8,570,819

		52,350,959

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Value Index Fund

March 31, 2012

Security	Shares	Value

DISTRIBUTION & WHOLESALE – 1.66%
Arrow Electronics Inc.(a)	437,772	18,373,291
Ingram Micro Inc. Class A(a)	587,273	10,899,787
Owens & Minor Inc.	248,651	7,561,477

		36,834,555

DIVERSIFIED FINANCIAL SERVICES – 2.76%
Affiliated Managers Group Inc.(a)	104,762	11,713,439
CBOE Holdings Inc.	111,172	3,159,508
Eaton Vance Corp.	199,103	5,690,364
Greenhill & Co. Inc.	65,664	2,865,577
Janus Capital Group Inc.	737,251	6,568,906
Jefferies Group Inc.	588,264	11,082,894
Raymond James Financial Inc.	436,239	15,935,811
Waddell & Reed Financial Inc. Class A	133,930	4,340,671

		61,357,170

ELECTRIC – 5.05%
Alliant Energy Corp.	230,229	9,973,520
Black Hills Corp.	67,101	2,249,897
Cleco Corp.	107,141	4,248,141
Great Plains Energy Inc.	532,755	10,798,944
Hawaiian Electric Industries Inc.	376,230	9,537,430
IDACORP Inc.	82,128	3,377,103
MDU Resources Group Inc.	738,720	16,539,941
National Fuel Gas Co.	136,540	6,570,305
NSTAR	162,138	7,884,771
NV Energy Inc.	923,326	14,884,015
OGE Energy Corp.	126,653	6,775,935
PNM Resources Inc.	311,732	5,704,696
Westar Energy Inc.	493,116	13,772,730

		112,317,428

ELECTRICAL COMPONENTS & EQUIPMENT – 1.05%
Acuity Brands Inc.	72,515	4,556,117
Energizer Holdings Inc.(a)	113,540	8,422,397
General Cable Corp.(a)(b)	194,761	5,663,650
Hubbell Inc. Class B	60,660	4,766,663

		23,408,827

ELECTRONICS – 2.36%
Avnet Inc.(a)	567,459	20,649,833
Itron Inc.(a)(b)	155,855	7,077,375
National Instruments Corp.	141,861	4,045,876
Tech Data Corp.(a)(b)	161,491	8,762,502
Thomas & Betts Corp.(a)	61,298	4,407,939
Vishay Intertechnology Inc.(a)(b)	615,186	7,480,662

		52,424,187

ENGINEERING & CONSTRUCTION – 2.52%
AECOM Technology Corp.(a)	458,271	10,251,522
Granite Construction Inc.	134,551	3,866,996
KBR Inc.	579,106	20,587,218

Security	Shares	Value
Shaw Group Inc. (The)(a)	254,960	8,084,782
URS Corp.(b)	311,456	13,243,109

		56,033,627

ENTERTAINMENT – 0.60%
Bally Technologies Inc.(a)	73,879	3,453,843
DreamWorks Animation SKG Inc. Class A(a)(b)	279,555	5,157,790
International Speedway Corp. Class A	109,334	3,034,019
Scientific Games Corp. Class A(a)(b)	150,550	1,755,413

		13,401,065

ENVIRONMENTAL CONTROL – 0.34%
Mine Safety Appliances Co.	62,766	2,578,427
Waste Connections Inc.	149,528	4,864,146

		7,442,573

FOOD – 1.36%
Flowers Foods Inc.	216,503	4,410,166
Post Holdings Inc.(a)(b)	59,386	1,955,581
Ralcorp Holdings Inc.(a)	118,826	8,803,818
Smithfield Foods Inc.(a)	629,728	13,872,908
Tootsie Roll Industries Inc.(b)	50,938	1,166,998

		30,209,471

FOREST PRODUCTS & PAPER – 0.30%
Domtar Corp.	69,038	6,584,844

		6,584,844

GAS – 2.06%
Atmos Energy Corp.	352,997	11,105,286
Questar Corp.	487,349	9,386,342
UGI Corp.	438,701	11,954,602
Vectren Corp.	320,600	9,316,636
WGL Holdings Inc.	100,792	4,102,234

		45,865,100

HAND & MACHINE TOOLS – 1.16%
Kennametal Inc.	312,024	13,894,429
Lincoln Electric Holdings Inc.	157,326	7,130,014
Regal Beloit Corp.	71,684	4,698,886

		25,723,329

HEALTH CARE – PRODUCTS – 0.97%
Hill-Rom Holdings Inc.	113,868	3,804,330
Hologic Inc.(a)	443,805	9,563,998
Masimo Corp.(a)	66,231	1,548,481
Steris Corp.	110,519	3,494,611
Teleflex Inc.	51,058	3,122,196

		21,533,616

HEALTH CARE – SERVICES – 2.53%
Community Health Systems Inc.(a)(b)	345,774	7,690,014
Health Management Associates Inc. Class A(a)(b)	995,680	6,690,970
Health Net Inc.(a)	324,102	12,873,331
LifePoint Hospitals Inc.(a)	189,229	7,463,192

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Value Index Fund

March 31, 2012

Security	Shares	Value
Lincare Holdings Inc.	142,985	3,700,452
Universal Health Services Inc. Class B	136,284	5,711,662
WellCare Health Plans Inc.(a)	167,655	12,051,041

		56,180,662

HOLDING COMPANIES – DIVERSIFIED – 0.25%
Apollo Investment Corp.	771,177	5,529,339

		5,529,339

HOME BUILDERS – 1.80%
KB Home(b)	282,380	2,513,182
M.D.C. Holdings Inc.	148,307	3,824,838
NVR Inc.(a)	19,792	14,375,523
Thor Industries Inc.	171,704	5,418,978
Toll Brothers Inc.(a)(b)	573,674	13,762,439

		39,894,960

HOUSEHOLD PRODUCTS & WARES – 0.24%
American Greetings Corp. Class A	150,023	2,301,353
Scotts Miracle-Gro Co. (The) Class A	55,802	3,022,236

		5,323,589

INSURANCE – 8.00%
Alleghany Corp.(a)	32,908	10,830,023
American Financial Group Inc.	298,765	11,526,354
Arthur J. Gallagher & Co.	211,579	7,561,833
Aspen Insurance Holdings Ltd.	276,921	7,737,173
Brown & Brown Inc.	272,640	6,483,379
Everest Re Group Ltd.	210,225	19,450,017
Fidelity National Financial Inc. Class A	866,875	15,629,756
First American Financial Corp.	412,647	6,862,320
Hanover Insurance Group Inc. (The)	176,127	7,242,342
HCC Insurance Holdings Inc.	407,295	12,695,385
Kemper Corp.	196,085	5,937,454
Mercury General Corp.	132,358	5,789,339
Old Republic International Corp.	1,014,665	10,704,716
Protective Life Corp.	319,614	9,466,967
Reinsurance Group of America Inc.	287,065	17,071,755
StanCorp Financial Group Inc.	173,583	7,106,488
W.R. Berkley Corp.	436,944	15,782,417

		177,877,718

INTERNET – 0.50%
AOL Inc.(a)(b)	370,904	7,036,049
ValueClick Inc.(a)(b)	201,155	3,970,800

		11,006,849

IRON & STEEL – 1.75%
Carpenter Technology Corp.	61,965	3,236,432
Commercial Metals Co.	452,365	6,704,049
Reliance Steel & Aluminum Co.	293,597	16,582,359
Steel Dynamics Inc.	856,982	12,460,518

		38,983,358

Security	Shares	Value

LEISURE TIME – 0.23%
WMS Industries Inc.(a)(b)	216,367	5,134,389

		5,134,389

MACHINERY – 1.83%
AGCO Corp.(a)	380,250	17,951,603
Graco Inc.	84,334	4,474,762
IDEX Corp.	124,641	5,251,125
Nordson Corp.	62,385	3,400,606
Terex Corp.(a)(b)	429,617	9,666,383

		40,744,479

MANUFACTURING – 2.52%
Carlisle Companies Inc.	132,996	6,639,160
CLARCOR Inc.	55,110	2,705,350
Crane Co.	49,401	2,395,948
Harsco Corp.	315,136	7,393,091
ITT Corp.	371,341	8,518,562
Pentair Inc.	227,682	10,839,940
SPX Corp.	92,235	7,150,980
Trinity Industries Inc.	313,804	10,339,842

		55,982,873

MEDIA – 0.90%
AMC Networks Inc. Class A(a)	137,236	6,124,843
John Wiley & Sons Inc. Class A	51,611	2,456,167
Meredith Corp.(b)	145,417	4,720,236
New York Times Co. (The) Class A(a)(b)	474,720	3,223,349
Scholastic Corp.	98,439	3,472,928

		19,997,523

METAL FABRICATE & HARDWARE – 0.93%
Timken Co. (The)	328,851	16,685,900
Worthington Industries Inc.	205,002	3,931,938

		20,617,838

OFFICE FURNISHINGS – 0.45%
Herman Miller Inc.	226,790	5,207,098
HNI Corp.	175,661	4,874,593

		10,081,691

OIL & GAS – 3.26%
Atwood Oceanics Inc.(a)	68,824	3,089,509
Energen Corp.	84,677	4,161,874
Forest Oil Corp.(a)(b)	438,536	5,315,056
HollyFrontier Corp.	814,626	26,190,226
Patterson-UTI Energy Inc.	604,875	10,458,289
Plains Exploration & Production Co.(a)	326,021	13,904,796
Quicksilver Resources Inc.(a)(b)	463,241	2,334,735
Unit Corp.(a)	162,367	6,942,813

		72,397,298

OIL & GAS SERVICES – 0.71%
Helix Energy Solutions Group Inc.(a)	305,912	5,445,234
Superior Energy Services Inc.(a)	388,468	10,240,016

		15,685,250

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Value Index Fund

March 31, 2012

Security	Shares	Value

PACKAGING & CONTAINERS – 1.32%
Greif Inc. Class A	120,176	6,720,242
Packaging Corp. of America	215,268	6,369,780
Silgan Holdings Inc.	73,818	3,262,755
Sonoco Products Co.	393,374	13,060,017

		29,412,794

PHARMACEUTICALS – 1.07%
Omnicare Inc.	444,465	15,809,620
VCA Antech Inc.(a)(b)	341,724	7,931,414

		23,741,034

REAL ESTATE – 0.64%
Jones Lang LaSalle Inc.	170,678	14,219,184

		14,219,184

REAL ESTATE INVESTMENT TRUSTS – 8.28%
Alexandria Real Estate Equities Inc.	109,228	7,987,844
American Campus Communities Inc.	105,063	4,698,417
BRE Properties Inc. Class A	115,597	5,843,428
Camden Property Trust	98,553	6,479,860
Corporate Office Properties Trust	281,458	6,532,640
Duke Realty Corp.(b)	1,013,483	14,533,346
Equity One Inc.(b)	233,578	4,722,947
Highwoods Properties Inc.(b)	160,762	5,356,590
Hospitality Properties Trust	483,282	12,792,475
Liberty Property Trust	273,642	9,774,492
Macerich Co. (The)	258,207	14,911,454
Mack-Cali Realty Corp.	343,543	9,900,909
National Retail Properties Inc.(b)	215,260	5,852,919
Omega Healthcare Investors Inc.	227,728	4,841,497
Potlatch Corp.(b)	94,446	2,959,938
Rayonier Inc.(b)	148,533	6,548,820
Realty Income Corp.(b)	203,557	7,883,763
Regency Centers Corp.	186,493	8,295,209
Senior Housing Properties Trust	350,047	7,718,536
SL Green Realty Corp.	162,201	12,578,688
UDR Inc.	419,453	11,203,590
Weingarten Realty Investors(b)	472,814	12,496,474

		183,913,836

RETAIL – 6.44%
Aeropostale Inc.(a)	120,166	2,597,989
American Eagle Outfitters Inc.	758,033	13,030,587
ANN INC.(a)(b)	189,205	5,418,831
Ascena Retail Group Inc.(a)	94,950	4,208,184
Barnes & Noble Inc.(a)(b)	160,262	2,123,471
Bob Evans Farms Inc.	114,000	4,300,080
Brinker International Inc.	307,297	8,466,032
Cheesecake Factory Inc. (The)(a)(b)	68,485	2,012,774
Chico’s FAS Inc.	656,098	9,907,080
Collective Brands Inc.(a)(b)	237,104	4,661,465
Dick’s Sporting Goods Inc.	109,613	5,270,193
Foot Locker Inc.	591,651	18,370,764
Guess? Inc.	86,315	2,697,344

Security	Shares	Value
Harris Teeter Supermarkets Inc.	192,895	7,735,089
HSN Inc.	77,034	2,929,603
Office Depot Inc.(a)	1,099,386	3,792,882
RadioShack Corp.(b)	388,836	2,418,560
Regis Corp.	221,618	4,084,420
Saks Inc.(a)(b)	609,936	7,081,357
Signet Jewelers Ltd.	159,819	7,556,242
Wendy’s Co. (The)	1,159,828	5,810,738
Williams-Sonoma Inc.	193,222	7,241,961
World Fuel Services Corp.	278,394	11,414,154

		143,129,800

SAVINGS & LOANS – 2.15%
Astoria Financial Corp.(b)	327,932	3,233,410
First Niagara Financial Group Inc.	1,376,572	13,545,468
New York Community Bancorp Inc.	1,716,128	23,871,340
Washington Federal Inc.	420,596	7,074,425

		47,724,643

SEMICONDUCTORS – 2.53%
Atmel Corp.(a)(b)	1,005,704	9,916,241
Cree Inc.(a)(b)	122,148	3,863,541
Cypress Semiconductor Corp.(a)	406,012	6,345,968
Fairchild Semiconductor International Inc.(a)	492,900	7,245,630
Integrated Device Technology Inc.(a)(b)	553,474	3,957,339
International Rectifier Corp.(a)	270,302	6,235,867
Intersil Corp. Class A	495,504	5,549,645
MEMC Electronic Materials Inc.(a)(b)	903,477	3,261,552
QLogic Corp.(a)	177,635	3,154,798
Skyworks Solutions Inc.(a)	243,315	6,727,660

		56,258,241

SHIPBUILDING – 0.35%
Huntington Ingalls Industries Inc.(a)(b)	190,994	7,685,599

		7,685,599

SOFTWARE – 1.44%
Acxiom Corp.(a)	306,042	4,492,697
Broadridge Financial Solutions Inc.	271,819	6,499,192
Compuware Corp.(a)	855,272	7,859,950
Fair Isaac Corp.	56,446	2,477,979
ManTech International Corp. Class A	41,822	1,441,186
Parametric Technology Corp.(a)(b)	245,849	6,869,021
Quest Software Inc.(a)	97,766	2,275,015

		31,915,040

TELECOMMUNICATIONS – 1.65%
Ciena Corp.(a)(b)	181,547	2,939,246
Plantronics Inc.	90,819	3,656,373
Polycom Inc.(a)	277,820	5,298,027
RF Micro Devices Inc.(a)(b)	1,081,112	5,383,938
Telephone & Data Systems Inc.	377,703	8,743,825
Tellabs Inc.	1,428,948	5,787,239
tw telecom inc.(a)(b)	217,234	4,813,905

		36,622,553

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P MidCap 400 Value Index Fund

March 31, 2012

Security	Shares	Value

TEXTILES – 0.67%
Mohawk Industries Inc.(a)	223,473	14,863,189

		14,863,189

TRANSPORTATION – 2.45%
Alexander & Baldwin Inc.	163,848	7,938,436
Con-way Inc.	218,286	7,118,306
Kansas City Southern Industries Inc.(a)	150,551	10,793,001
Kirby Corp.(a)(b)	56,808	3,737,398
Landstar System Inc.	49,394	2,851,022
Tidewater Inc.	200,634	10,838,249
UTi Worldwide Inc.	402,269	6,931,095
Werner Enterprises Inc.	173,958	4,324,596

		54,532,103

TRUCKING & LEASING – 0.17%
GATX Corp.	95,060	3,830,918

		3,830,918

WATER – 0.25%
Aqua America Inc.	250,020	5,572,946

		5,572,946

TOTAL COMMON STOCKS (Cost: $2,055,187,348)		2,218,191,758

SHORT-TERM INVESTMENTS – 7.88%

MONEY MARKET FUNDS – 7.88%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25%(c)(d)(e)	161,046,276	161,046,276
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%(c)(d)(e)	12,479,816	12,479,816
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%(c)(d)	1,473,387	1,473,387

		174,999,479

TOTAL SHORT-TERM INVESTMENTS (Cost: $174,999,479)		174,999,479

TOTAL INVESTMENTS IN SECURITIES – 107.70% (Cost: $2,230,186,827)		2,393,191,237

Other Assets, Less Liabilities – (7.70)%		(171,029,378)

NET ASSETS – 100.00%		$2,222,161,859

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments

iShares® S&P SmallCap 600 Index Fund

March 31, 2012

Security	Shares	Value

COMMON STOCKS – 99.79%

ADVERTISING – 0.08%
Harte-Hanks Inc.	675,632	$6,114,470

		6,114,470

AEROSPACE & DEFENSE – 2.05%
AAR Corp.	619,050	11,297,663
AeroVironment Inc.(a)(b)	280,708	7,525,782
Cubic Corp.	242,773	11,478,307
Curtiss-Wright Corp.	714,770	26,453,638
GenCorp Inc.(a)(b)	899,802	6,388,594
Kaman Corp.	403,339	13,693,359
Moog Inc. Class A(a)(b)	692,843	29,716,036
National Presto Industries Inc.(b)	73,900	5,606,054
Orbital Sciences Corp.(a)	905,040	11,901,276
Teledyne Technologies Inc.(a)	562,618	35,473,065

		159,533,774

AGRICULTURE – 0.24%
Alliance One International Inc.(a)(b)	1,344,316	5,068,071
Andersons Inc. (The)	281,466	13,704,580

		18,772,651

AIRLINES – 0.27%
Allegiant Travel Co.(a)(b)	232,074	12,648,033
SkyWest Inc.	780,861	8,628,514

		21,276,547

APPAREL – 1.94%
Crocs Inc.(a)	1,376,935	28,805,480
Iconix Brand Group Inc.(a)(b)	1,111,312	19,314,603
K-Swiss Inc. Class A(a)(b)	428,004	1,754,816
Maidenform Brands Inc.(a)(b)	361,424	8,135,654
Oxford Industries Inc.	212,726	10,810,735
Perry Ellis International Inc.(a)(b)	185,990	3,472,433
Quiksilver Inc.(a)	1,883,386	7,608,879
SKECHERS U.S.A. Inc. Class A(a)(b)	567,662	7,220,661
Steven Madden Ltd.(a)(b)	601,230	25,702,583
True Religion Apparel Inc.(a)(b)	389,807	10,680,712
Wolverine World Wide Inc.	746,931	27,770,895

		151,277,451

AUTO PARTS & EQUIPMENT – 0.19%
Spartan Motors Inc.	518,252	2,741,553
Standard Motor Products Inc.	299,549	5,314,000
Superior Industries International Inc.	362,793	7,088,975

		15,144,528

BANKS – 6.05%
Bank of the Ozarks Inc.	440,778	13,778,720
BBCN Bancorp Inc.(a)	1,192,176	13,268,919
Boston Private Financial Holdings Inc.	1,198,114	11,873,310

Security	Shares	Value
City Holding Co.	227,740	7,907,133
Columbia Banking System Inc.	604,089	13,761,147
Community Bank System Inc.	602,094	17,328,265
CVB Financial Corp.	1,339,533	15,726,117
F.N.B. Corp.	2,132,240	25,757,459
First BanCorp (Puerto Rico)(a)	315,340	1,387,496
First Commonwealth Financial Corp.	1,615,417	9,886,352
First Financial Bancorp	894,528	15,475,334
First Financial Bankshares Inc.(b)	482,993	17,006,184
First Midwest Bancorp Inc.	1,145,222	13,719,760
Glacier Bancorp Inc.	1,104,218	16,497,017
Hanmi Financial Corp.(a)(b)	484,790	4,906,075
Home Bancshares Inc.	343,467	9,139,657
Independent Bank Corp. (Massachusetts)	330,350	9,490,956
National Penn Bancshares Inc.	1,898,426	16,801,070
NBT Bancorp Inc.	509,518	11,250,157
Old National Bancorp	1,455,330	19,123,036
PacWest Bancorp	514,692	12,507,016
Pinnacle Financial Partners Inc.(a)(b)	532,752	9,775,999
PrivateBancorp Inc.	923,673	14,012,119
S&T Bancorp Inc.	432,019	9,370,492
Simmons First National Corp. Class A	261,872	6,764,154
Sterling Bancorp	476,908	4,573,548
Susquehanna Bancshares Inc.	2,868,851	28,344,248
Texas Capital Bancshares Inc.(a)(b)	580,097	20,082,958
Tompkins Financial Corp.	136,573	5,471,114
TrustCo Bank Corp. NY	1,432,892	8,181,813
UMB Financial Corp.	497,021	22,234,235
Umpqua Holdings Corp.	1,714,735	23,251,807
United Bankshares Inc.(b)	546,997	15,786,333
United Community Banks Inc.(a)(b)	291,095	2,838,176
Wilshire Bancorp Inc.(a)	922,558	4,455,955
Wintrust Financial Corp.	557,369	19,948,237

		471,682,368

BEVERAGES – 0.37%
Boston Beer Co. Inc. (The) Class A(a)(b)	130,581	13,944,745
Peet’s Coffee & Tea Inc.(a)(b)	201,869	14,877,745

		28,822,490

BIOTECHNOLOGY – 1.09%
ArQule Inc.(a)	826,278	5,792,209
Cambrex Corp.(a)	453,927	3,172,950
Cubist Pharmaceuticals Inc.(a)(b)	965,914	41,775,780
Emergent BioSolutions Inc.(a)	381,007	6,096,112
Enzo Biochem Inc.(a)(b)	517,009	1,390,754
Medicines Co. (The)(a)	834,650	16,751,425
Momenta Pharmaceuticals Inc.(a)(b)	677,036	10,372,192

		85,351,422

BUILDING MATERIALS – 1.63%
AAON Inc.(b)	287,475	5,804,120
Apogee Enterprises Inc.	427,522	5,536,410
Comfort Systems USA Inc.	576,439	6,288,950
Drew Industries Inc.(a)	291,956	7,973,318
Eagle Materials Inc.	690,499	23,994,840
Gibraltar Industries Inc.(a)	467,795	7,087,094
Griffon Corp.	709,726	7,594,068
Headwaters Inc.(a)	943,951	3,945,715
NCI Building Systems Inc.(a)	315,357	3,629,759

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Index Fund

March 31, 2012

Security	Shares	Value
Quanex Building Products Corp.	559,779	9,868,904
Simpson Manufacturing Co. Inc.	622,264	20,068,014
Texas Industries Inc.(b)	428,177	14,990,477
Universal Forest Products Inc.	300,891	10,374,722

		127,156,391

CHEMICALS – 1.72%
A. Schulman Inc.	452,318	12,221,632
American Vanguard Corp.	357,297	7,749,772
Balchem Corp.	448,956	13,580,919
H.B. Fuller Co.	756,247	24,827,589
Hawkins Inc.	137,109	5,100,455
Kraton Performance Polymers Inc.(a)(b)	492,610	13,088,648
OM Group Inc.(a)	496,311	13,653,516
PolyOne Corp.	1,362,909	19,625,889
Quaker Chemical Corp.	198,219	7,819,739
Stepan Co.	128,366	11,270,535
Zep Inc.	337,762	4,863,773

		133,802,467

COAL – 0.39%
Cloud Peak Energy Inc.(a)	935,387	14,900,715
SunCoke Energy Inc.(a)	1,075,072	15,276,773

		30,177,488

COMMERCIAL SERVICES – 4.72%
ABM Industries Inc.	742,774	18,049,408
American Public Education Inc.(a)(b)	274,012	10,412,456
AMN Healthcare Services Inc.(a)(b)	623,635	3,779,228
Arbitron Inc.	418,353	15,470,694
Capella Education Co.(a)(b)	210,559	7,569,596
Cardtronics Inc.(a)	677,728	17,790,360
Career Education Corp.(a)(b)	819,730	6,607,024
CDI Corp.	198,041	3,550,875
Chemed Corp.	293,442	18,392,945
Consolidated Graphics Inc.(a)(b)	134,762	6,097,980
Corinthian Colleges Inc.(a)	1,306,992	5,410,947
CorVel Corp.(a)(b)	96,298	3,841,327
Cross Country Healthcare Inc.(a)	481,536	2,412,495
Forrester Research Inc.	226,701	7,345,112
GEO Group Inc. (The)(a)	937,350	17,819,023
Healthcare Services Group Inc.	1,026,840	21,840,887
Heartland Payment Systems Inc.	596,115	17,191,957
Heidrick & Struggles International Inc.	274,722	6,052,126
Insperity Inc.	342,309	10,488,348
Kelly Services Inc. Class A	436,371	6,977,572
Landauer Inc.	145,093	7,692,831
Lincoln Educational Services Corp.	348,735	2,758,494
Live Nation Entertainment Inc.(a)(b)	2,230,774	20,969,276
MAXIMUS Inc.	518,975	21,106,713
Medifast Inc.(a)(b)	210,854	3,681,511
Midas Inc.(a)	222,475	2,554,013
Monro Muffler Brake Inc.	473,836	19,659,456
Navigant Consulting Inc.(a)	796,711	11,082,250
On Assignment Inc.(a)	567,148	9,908,076
PAREXEL International Corp.(a)	913,558	24,638,659
Resources Connection Inc.	660,504	9,280,081
TeleTech Holdings Inc.(a)(b)	395,312	6,364,523
TrueBlue Inc.(a)(b)	592,234	10,589,144
Universal Technical Institute Inc.	331,268	4,369,425
Viad Corp.	309,897	6,021,299

		367,776,111

Security	Shares	Value

COMPUTERS – 2.42%
Agilysys Inc.(a)(b)	221,428	1,990,638
CACI International Inc. Class A(a)(b)	406,015	25,290,674
CIBER Inc.(a)(b)	1,109,690	4,705,086
iGATE Corp.(a)	461,032	7,726,896
Insight Enterprises Inc.(a)	675,231	14,807,816
j2 Global Inc.(b)	740,383	21,234,184
LivePerson Inc.(a)(b)	728,028	12,209,029
Manhattan Associates Inc.(a)(b)	314,954	14,969,764
Mercury Computer Systems Inc.(a)	477,568	6,327,776
MTS Systems Corp.	243,257	12,914,514
NCI Inc. Class A(a)(b)	120,822	772,053
NetScout Systems Inc.(a)	528,897	10,757,765
RadiSys Corp.(a)	362,118	2,679,673
Stratasys Inc.(a)(b)	323,926	11,829,777
Super Micro Computer Inc.(a)(b)	428,559	7,482,640
Sykes Enterprises Inc.(a)	601,016	9,496,053
Synaptics Inc.(a)	505,968	18,472,892
Virtusa Corp.(a)(b)	288,459	4,981,687

		188,648,917

COSMETICS & PERSONAL CARE – 0.05%
Inter Parfums Inc.	249,220	3,910,262

		3,910,262

DISTRIBUTION & WHOLESALE – 1.14%
Brightpoint Inc.(a)	1,062,416	8,552,449
MWI Veterinary Supply Inc.(a)(b)	195,316	17,187,808
Pool Corp.	728,172	27,248,196
ScanSource Inc.(a)	421,135	15,716,758
United Stationers Inc.	645,970	20,044,449

		88,749,660

DIVERSIFIED FINANCIAL SERVICES – 1.82%
Calamos Asset Management Inc. Class A	310,053	4,064,795
Encore Capital Group Inc.(a)	334,797	7,549,672
Financial Engines Inc.(a)(b)	607,995	13,594,768
Higher One Holdings Inc.(a)(b)	478,064	7,147,057
Interactive Brokers Group Inc. Class A	594,849	10,112,433
Investment Technology Group Inc.(a)(b)	598,618	7,159,471
National Financial Partners Corp.(a)(b)	617,056	9,342,228
Piper Jaffray Companies Inc.(a)(b)	242,643	6,459,157
Portfolio Recovery Associates Inc.(a)(b)	262,923	18,856,838
Stifel Financial Corp.(a)	822,974	31,141,336
SWS Group Inc.	451,888	2,584,799
Virtus Investment Partners Inc.(a)	118,463	10,161,756
World Acceptance Corp.(a)(b)	227,701	13,946,686

		142,120,996

ELECTRIC – 1.98%
ALLETE Inc.	507,232	21,045,056
Avista Corp.	899,047	22,997,622
Central Vermont Public Service Corp.	206,282	7,261,126
CH Energy Group Inc.	228,501	15,247,872
El Paso Electric Co.	612,348	19,895,186

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Index Fund

March 31, 2012

Security	Shares	Value
NorthWestern Corp.	557,060	19,753,348
UIL Holdings Corp.	775,173	26,945,013
UniSource Energy Corp.	582,824	21,313,874

		154,459,097

ELECTRICAL COMPONENTS & EQUIPMENT – 1.24%
Advanced Energy Industries Inc.(a)(b)	617,380	8,100,025
Belden Inc.	704,525	26,708,543
Encore Wire Corp.	294,917	8,767,882
EnerSys Inc.(a)	730,712	25,319,171
Littelfuse Inc.	331,080	20,758,716
Powell Industries Inc.(a)(b)	137,263	4,701,258
Vicor Corp.	303,056	2,424,448

		96,780,043

ELECTRONICS – 4.09%
American Science and Engineering Inc.	135,864	9,109,681
Analogic Corp.	188,249	12,714,337
Badger Meter Inc.(b)	232,080	7,888,399
Bel Fuse Inc. Class B	155,788	2,752,774
Benchmark Electronics Inc.(a)	888,499	14,651,348
Brady Corp. Class A	805,256	26,050,032
Checkpoint Systems Inc.(a)	617,216	6,962,196
CTS Corp.	528,641	5,561,303
Cymer Inc.(a)	473,129	23,656,450
Daktronics Inc.	565,949	5,031,287
Electro Scientific Industries Inc.	371,666	5,578,707
ESCO Technologies Inc.	409,715	15,065,221
FARO Technologies Inc.(a)(b)	257,725	15,033,099
FEI Co.(a)(b)	581,427	28,553,880
II-VI Inc.(a)(b)	838,082	19,820,639
Measurement Specialties Inc.(a)(b)	233,663	7,874,443
Methode Electronics Inc.	568,495	5,275,634
Newport Corp.(a)	576,855	10,221,871
OSI Systems Inc.(a)(b)	303,710	18,617,423
Park Electrochemical Corp.	318,833	9,638,322
Plexus Corp.(a)(b)	535,271	18,729,132
Pulse Electronics Corp.	632,826	1,588,393
Rofin-Sinar Technologies Inc.(a)(b)	439,215	11,582,100
Rogers Corp.(a)(b)	248,712	9,637,590
TTM Technologies Inc.(a)	787,276	9,045,801
Watts Water Technologies Inc. Class A	449,477	18,316,188

		318,956,250

ENGINEERING & CONSTRUCTION – 0.82%
Aegion Corp.(a)(b)	605,601	10,797,866
Dycom Industries Inc.(a)	522,652	12,209,151
EMCOR Group Inc.	1,020,408	28,285,710
Exponent Inc.(a)	205,706	9,980,855
Orion Marine Group Inc.(a)(b)	417,909	3,021,482

		64,295,064

ENTERTAINMENT – 0.54%
Marriott Vacations Worldwide Corp.(a)(b)	413,964	11,802,114
Multimedia Games Holding Co. Inc.(a)	422,267	4,628,046
Pinnacle Entertainment Inc.(a)(b)	954,647	10,987,987
Shuffle Master Inc.(a)	844,368	14,860,877

		42,279,024

Security	Shares	Value

ENVIRONMENTAL CONTROL – 0.90%
Calgon Carbon Corp.(a)	872,998	13,627,498
Darling International Inc.(a)(b)	1,798,971	31,338,075
Tetra Tech Inc.(a)(b)	969,405	25,553,516

		70,519,089

FOOD – 2.52%
B&G Foods Inc. Class A	743,028	16,725,560
Cal-Maine Foods Inc.	220,219	8,425,579
Calavo Growers Inc.(b)	192,875	5,165,193
Diamond Foods Inc.(b)	340,042	7,759,758
Hain Celestial Group Inc.(a)(b)	680,728	29,822,694
J&J Snack Foods Corp.	221,481	11,618,893
Nash-Finch Co.	186,546	5,301,637
Sanderson Farms Inc.	290,779	15,420,010
Seneca Foods Corp. Class A(a)	140,555	3,702,219
Snyders-Lance Inc.	718,077	18,562,290
Spartan Stores Inc.	351,373	6,366,879
TreeHouse Foods Inc.(a)(b)	550,189	32,736,246
United Natural Foods Inc.(a)(b)	747,256	34,866,965

		196,473,923

FOREST PRODUCTS & PAPER – 1.09%
Buckeye Technologies Inc.	604,481	20,534,220
Clearwater Paper Corp.(a)	350,047	11,625,061
Deltic Timber Corp.	166,143	10,515,190
KapStone Paper and Packaging Corp.(a)(b)	598,826	11,796,872
Neenah Paper Inc.	231,037	6,871,040
Schweitzer-Mauduit International Inc.	244,456	16,882,131
Wausau Paper Corp.	755,462	7,086,234

		85,310,748

GAS – 1.90%
Laclede Group Inc. (The)	346,649	13,526,244
New Jersey Resources Corp.	637,039	28,392,828
Northwest Natural Gas Co.	410,502	18,636,791
Piedmont Natural Gas Co.	1,109,461	34,470,953
South Jersey Industries Inc.	465,137	23,275,456
Southwest Gas Corp.	707,957	30,258,082

		148,560,354

HAND & MACHINE TOOLS – 0.18%
Franklin Electric Co. Inc.	291,334	14,295,759

		14,295,759

HEALTH CARE – PRODUCTS – 3.21%
Abaxis Inc.(a)(b)	333,381	9,711,389
Affymetrix Inc.(a)(b)	1,082,599	4,622,698
Cantel Medical Corp.	311,528	7,816,238
CONMED Corp.	429,663	12,834,034
CryoLife Inc.(a)	416,168	2,193,205
Cyberonics Inc.(a)(b)	378,902	14,447,533
Greatbatch Inc.(a)	359,735	8,820,702
Haemonetics Corp.(a)(b)	385,952	26,893,135
Hanger Orthopedic Group Inc.(a)	523,287	11,439,054
ICU Medical Inc.(a)(b)	187,185	9,202,015

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Index Fund

March 31, 2012

Security	Shares	Value
Integra LifeSciences Holdings Corp.(a)(b)	304,814	10,573,998
Invacare Corp.	489,383	8,109,076
Kensey Nash Corp.(b)	119,823	3,506,021
Meridian Bioscience Inc.(b)	633,340	12,274,129
Merit Medical Systems Inc.(a)(b)	645,222	8,013,657
Natus Medical Inc.(a)	452,901	5,403,109
NuVasive Inc.(a)(b)	655,864	11,044,750
Palomar Medical Technologies Inc.(a)	300,732	2,808,837
PSS World Medical Inc.(a)(b)	785,825	19,912,805
SurModics Inc.(a)	223,051	3,428,294
Symmetry Medical Inc.(a)	558,471	3,948,390
West Pharmaceutical Services Inc.	518,598	22,055,973
Zoll Medical Corp.(a)	340,283	31,520,414

		250,579,456

HEALTH CARE – SERVICES – 2.01%
Air Methods Corp.(a)(b)	171,842	14,993,215
Almost Family Inc.(a)(b)	127,304	3,311,177
Amedisys Inc.(a)(b)	462,212	6,683,586
AmSurg Corp.(a)(b)	482,873	13,510,787
Bio-Reference Laboratories Inc.(a)(b)	383,275	9,010,795
Centene Corp.(a)	781,375	38,263,934
Ensign Group Inc. (The)	256,539	6,967,599
Gentiva Health Services Inc.(a)(b)	474,470	4,146,868
Healthways Inc.(a)(b)	510,467	3,757,037
IPC The Hospitalist Co. Inc.(a)(b)	255,518	9,431,169
Kindred Healthcare Inc.(a)(b)	793,737	6,857,888
LHC Group Inc.(a)	242,280	4,489,448
Magellan Health Services Inc.(a)	416,704	20,339,322
Molina Healthcare Inc.(a)	435,754	14,654,407

		156,417,232

HOLDING COMPANIES – DIVERSIFIED – 0.26%
Prospect Capital Corp.(b)	1,874,613	20,583,251

		20,583,251

HOME BUILDERS – 0.51%
M/I Homes Inc.(a)	288,201	3,562,164
Meritage Homes Corp.(a)(b)	433,279	11,724,530
Ryland Group Inc. (The)	683,121	13,170,573
Standard-Pacific Corp.(a)(b)	1,554,840	6,934,586
Winnebago Industries Inc.(a)(b)	448,775	4,397,995

		39,789,848

HOME FURNISHINGS – 0.85%
DTS Inc.(a)(b)	253,287	7,654,333
Ethan Allen Interiors Inc.	398,629	10,093,286
La-Z-Boy Inc.(a)(b)	791,564	11,841,797
Select Comfort Corp.(a)	866,907	28,079,118
Universal Electronics Inc.(a)(b)	227,704	4,549,526
VOXX International Corp.(a)(b)	286,964	3,891,232

		66,109,292

HOUSEHOLD PRODUCTS & WARES – 0.69%
Blyth Inc.	80,002	5,986,550
Central Garden & Pet Co. Class A(a)	645,523	6,216,386
Helen of Troy Ltd.(a)	484,928	16,492,401
Prestige Brands Holdings Inc.(a)	774,342	13,535,498

Security	Shares	Value
Standard Register Co. (The)(b)	195,138	243,923
WD-40 Co.	245,421	11,129,842

		53,604,600

HOUSEWARES – 0.42%
Toro Co. (The)	460,855	32,771,399

		32,771,399

INSURANCE – 2.62%
Amerisafe Inc.(a)	282,422	6,987,120
Delphi Financial Group Inc. Class A	847,065	37,923,100
eHealth Inc.(a)(b)	307,991	5,023,333
Employers Holdings Inc.	424,707	7,521,561
Horace Mann Educators Corp.	608,114	10,714,969
Infinity Property and Casualty Corp.	180,279	9,434,000
Meadowbrook Insurance Group Inc.	786,468	7,337,746
Navigators Group Inc. (The)(a)(b)	164,641	7,777,641
Presidential Life Corp.	326,530	3,732,238
ProAssurance Corp.	468,291	41,261,120
RLI Corp.	257,302	18,433,115
Safety Insurance Group Inc.	233,839	9,737,056
Selective Insurance Group Inc.	841,088	14,811,560
Stewart Information Services Corp.(b)	295,933	4,205,208
Tower Group Inc.	600,872	13,477,559
United Fire Group Inc.	318,077	5,690,398

		204,067,724

INTERNET – 1.79%
Blue Nile Inc.(a)(b)	213,895	7,054,257
comScore Inc.(a)(b)	521,372	11,152,147
DealerTrack Holdings Inc.(a)(b)	644,153	19,492,070
Digital River Inc.(a)	544,863	10,194,387
eResearchTechnology Inc.(a)	672,764	5,261,014
InfoSpace Inc.(a)(b)	605,469	7,756,058
Liquidity Services Inc.(a)(b)	357,313	16,007,622
NutriSystem Inc.	415,719	4,668,524
PCTEL Inc.	279,480	1,858,542
Perficient Inc.(a)(b)	481,975	5,788,520
Sourcefire Inc.(a)(b)	447,374	21,532,111
Stamps.com Inc.(a)	210,258	5,861,993
United Online Inc.	1,390,808	6,801,051
Websense Inc.(a)	577,347	12,176,248
XO Group Inc.(a)	418,191	3,926,814

		139,531,358

IRON & STEEL – 0.16%
AK Steel Holding Corp.(b)	1,693,910	12,805,960

		12,805,960

LEISURE TIME – 0.78%
Arctic Cat Inc.(a)	194,654	8,337,031
Brunswick Corp.	1,369,593	35,267,020
Callaway Golf Co.	996,619	6,737,144
Interval Leisure Group Inc.	611,659	10,642,867

		60,984,062

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Index Fund

March 31, 2012

Security	Shares	Value

LODGING – 0.16%
Boyd Gaming Corp.(a)(b)	837,292	6,564,369
Marcus Corp.	304,897	3,826,457
Monarch Casino & Resort Inc.(a)(b)	175,705	1,809,762

		12,200,588

MACHINERY – 2.28%
Albany International Corp. Class A	432,183	9,918,600
Applied Industrial Technologies Inc.	645,066	26,531,565
Astec Industries Inc.(a)	306,578	11,183,965
Briggs & Stratton Corp.(b)	762,537	13,672,288
Cascade Corp.	132,951	6,663,504
Cognex Corp.	651,137	27,582,163
Gerber Scientific Inc. Escrow(a)(c)	349,019	3,490
Intermec Inc.(a)	787,112	6,084,376
Intevac Inc.(a)(b)	355,699	3,023,442
iRobot Corp.(a)(b)	420,162	11,453,616
Lindsay Corp.(b)	195,308	12,943,061
Robbins & Myers Inc.	697,177	36,288,063
Tennant Co.	289,524	12,739,056

		178,087,189

MANUFACTURING – 2.80%
A.O. Smith Corp.	591,517	26,588,689
Actuant Corp. Class A	1,044,488	30,279,707
AZZ Inc.	193,136	9,973,543
Barnes Group Inc.	718,153	18,894,606
Ceradyne Inc.	372,398	12,125,279
EnPro Industries Inc.(a)(b)	315,244	12,956,528
Federal Signal Corp.(a)	956,899	5,320,359
Hillenbrand Inc.	956,996	21,963,058
John Bean Technologies Corp.	440,114	7,129,847
Koppers Holdings Inc.	317,119	12,228,109
LSB Industries Inc.(a)	284,562	11,075,153
Lydall Inc.(a)(b)	263,125	2,681,244
Movado Group Inc.	268,582	6,593,688
Myers Industries Inc.	513,615	7,575,821
Standex International Corp.	194,757	8,022,041
STR Holdings Inc.(a)(b)	638,499	3,090,335
Sturm, Ruger & Co. Inc.(b)	294,569	14,463,338
Tredegar Corp.	358,982	7,032,457

		217,993,802

MEDIA – 0.17%
Digital Generation Inc.(a)(b)	422,369	4,312,388
Dolan Co. (The)(a)(b)	464,091	4,227,869
E.W. Scripps Co. (The) Class A(a)(b)	478,420	4,722,005

		13,262,262

METAL FABRICATE & HARDWARE – 1.00%
A.M. Castle & Co.(a)(b)	255,534	3,232,505
CIRCOR International Inc.	265,792	8,842,900
Haynes International Inc.	187,172	11,857,346
Kaydon Corp.	489,628	12,490,410
Lawson Products Inc.	57,789	873,192
Mueller Industries Inc.	587,472	26,700,603
Olympic Steel Inc.	140,455	3,370,920

Security	Shares	Value
RTI International Metals Inc.(a)(b)	460,864	10,627,524

		77,995,400

MINING – 0.50%
AMCOL International Corp.(b)	387,611	11,430,648
Century Aluminum Co.(a)(b)	829,700	7,367,736
Kaiser Aluminum Corp.	241,686	11,422,080
Materion Corp.(a)(b)	312,665	8,982,866

		39,203,330

OFFICE FURNISHINGS – 0.16%
Interface Inc. Class A	886,563	12,367,554

		12,367,554

OIL & GAS – 1.68%
Approach Resources Inc.(a)(b)	408,428	15,091,414
Comstock Resources Inc.(a)(b)	739,772	11,710,591
Contango Oil & Gas Co.(a)(b)	196,188	11,557,435
GeoResources Inc.(a)(b)	306,466	10,033,697
Gulfport Energy Corp.(a)	691,742	20,143,527
Penn Virginia Corp.	703,817	3,202,367
Petroleum Development Corp.(a)(b)	362,599	13,448,797
PetroQuest Energy Inc.(a)(b)	877,840	5,389,938
Stone Energy Corp.(a)(b)	749,100	21,416,769
Swift Energy Co.(a)	652,991	18,956,329

		130,950,864

OIL & GAS SERVICES – 2.17%
Basic Energy Services Inc.(a)(b)	450,438	7,815,099
Exterran Holdings Inc.(a)(b)	960,247	12,665,658
Gulf Island Fabrication Inc.	220,908	6,465,977
Hornbeck Offshore Services Inc.(a)(b)	537,612	22,595,833
ION Geophysical Corp.(a)(b)	1,953,502	12,600,088
Lufkin Industries Inc.	509,432	41,085,691
Matrix Service Co.(a)	391,491	5,484,789
OYO Geospace Corp.(a)	97,646	10,285,053
Pioneer Drilling Co.(a)	946,367	8,328,030
SEACOR Holdings Inc.(a)	321,113	30,756,203
Tetra Technologies Inc.(a)	1,186,879	11,180,400

		169,262,821

PHARMACEUTICALS – 2.67%
Akorn Inc.(a)(b)	1,032,755	12,083,234
Align Technology Inc.(a)	1,059,911	29,200,548
Hi-Tech Pharmacal Co. Inc.(a)(b)	160,193	5,755,735
Neogen Corp.(a)(b)	361,761	14,134,002
Par Pharmaceutical Companies Inc.(a)	561,544	21,748,599
PharMerica Corp.(a)	452,393	5,623,245
Questcor Pharmaceuticals Inc.(a)(b)	975,884	36,712,756
Salix Pharmaceuticals Ltd.(a)(b)	911,778	47,868,345
Savient Pharmaceuticals Inc.(a)(b)	1,127,640	2,458,255
ViroPharma Inc.(a)(b)	1,084,286	32,604,480

		208,189,199

REAL ESTATE – 0.39%
Forestar Group Inc.(a)(b)	530,739	8,168,073
Sovran Self Storage Inc.	444,807	22,164,733

		30,332,806

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Index Fund

March 31, 2012

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 7.78%
Acadia Realty Trust(b)	658,224	14,836,369
BioMed Realty Trust Inc.	2,367,532	44,935,757
Cedar Realty Trust Inc.(b)	881,028	4,510,863
Colonial Properties Trust(b)	1,348,744	29,308,207
Cousins Properties Inc.(b)	1,596,267	12,099,704
DiamondRock Hospitality Co.	2,574,151	26,488,014
EastGroup Properties Inc.(b)	427,789	21,483,564
Entertainment Properties Trust(b)	715,119	33,167,219
Extra Space Storage Inc.	1,454,871	41,885,736
Franklin Street Properties Corp.(b)	1,107,806	11,742,744
Getty Realty Corp.(b)	415,385	6,471,698
Healthcare Realty Trust Inc.(b)	1,196,050	26,313,100
Inland Real Estate Corp.(b)	1,187,866	10,536,371
Kilroy Realty Corp.(b)	1,048,609	48,875,665
Kite Realty Group Trust	978,254	5,155,399
LaSalle Hotel Properties(b)	1,314,068	36,977,874
Lexington Realty Trust(b)	2,076,370	18,666,566
LTC Properties Inc.(b)	465,761	14,904,352
Medical Properties Trust Inc.(b)	2,077,399	19,278,263
Mid-America Apartment Communities Inc.(b)	627,943	42,091,019
Parkway Properties Inc.(b)	337,298	3,534,883
Pennsylvania Real Estate Investment Trust(b)	849,200	12,967,284
Post Properties Inc.	816,989	38,284,105
PS Business Parks Inc.(b)	285,367	18,702,953
Saul Centers Inc.(b)	180,767	7,295,756
Tanger Factory Outlet Centers Inc.	1,392,956	41,412,582
Universal Health Realty Income Trust(b)	191,157	7,575,552
Urstadt Biddle Properties Inc. Class A(b)	354,888	7,005,489

		606,507,088

RETAIL – 8.72%
Big 5 Sporting Goods Corp.	332,618	2,607,725
Biglari Holdings Inc.(a)	22,036	8,877,203
BJ’s Restaurants Inc.(a)(b)	372,959	18,778,486
Brown Shoe Co. Inc.	646,326	5,965,589
Buckle Inc. (The)(b)	409,397	19,610,116
Buffalo Wild Wings Inc.(a)(b)	282,019	25,576,303
Cabela’s Inc.(a)(b)	654,467	24,967,916
Casey’s General Stores Inc.	582,941	32,329,908
Cash America International Inc.	450,425	21,588,870
Cato Corp. (The) Class A	446,692	12,346,567
CEC Entertainment Inc.	278,119	10,543,491
Children’s Place Retail Stores Inc. (The)(a)(b)	382,364	19,756,748
Christopher & Banks Corp.	551,575	1,025,930
Coinstar Inc.(a)(b)	465,235	29,565,684
Coldwater Creek Inc.(a)(b)	1,374,450	1,594,362
Cracker Barrel Old Country Store Inc.	352,493	19,669,109
DineEquity Inc.(a)(b)	238,792	11,844,083
EZCORP Inc. Class A NVS(a)	673,429	21,856,138
Finish Line Inc. (The) Class A	796,074	16,892,690
First Cash Financial Services Inc.(a)(b)	451,720	19,374,271
Fred’s Inc. Class A(b)	567,041	8,284,469
Genesco Inc.(a)(b)	371,909	26,647,280
Group 1 Automotive Inc.(b)	349,153	19,611,924
Haverty Furniture Companies Inc.	293,865	3,261,902
Hibbett Sports Inc.(a)(b)	406,426	22,170,538
Hot Topic Inc.	650,901	6,606,645

Security	Shares	Value
Jack in the Box Inc.(a)(b)	679,329	16,283,516
Jos. A. Bank Clothiers Inc.(a)(b)	425,936	21,471,434
Kirkland’s Inc.(a)	254,748	4,121,823
Lithia Motors Inc. Class A	330,892	8,669,370
Liz Claiborne Inc.(a)(b)	1,550,682	20,717,112
Lumber Liquidators Holdings Inc.(a)(b)	431,044	10,823,515
MarineMax Inc.(a)(b)	359,065	2,955,105
Men’s Wearhouse Inc. (The)	786,710	30,500,747
O’Charley’s Inc.(a)(b)	287,844	2,832,385
OfficeMax Inc.(a)(b)	1,324,769	7,577,679
P.F. Chang’s China Bistro Inc.	324,058	12,806,772
Papa John’s International Inc.(a)(b)	282,184	10,627,049
Pep Boys - Manny, Moe & Jack (The)	786,497	11,734,535
PetMed Express Inc.	300,243	3,717,008
Red Robin Gourmet Burgers Inc.(a)(b)	168,965	6,283,808
Ruby Tuesday Inc.(a)(b)	961,992	8,782,987
rue21 Inc.(a)(b)	240,630	7,060,084
Ruth’s Hospitality Group Inc.(a)(b)	541,725	4,111,693
Sonic Automotive Inc.(b)	534,664	9,575,832
Sonic Corp.(a)	926,932	7,118,838
Stage Stores Inc.	468,158	7,602,886
Stein Mart Inc.(a)	415,064	2,739,422
Texas Roadhouse Inc.	917,895	15,273,773
Tuesday Morning Corp.(a)(b)	651,328	2,501,100
Vitamin Shoppe Inc.(a)(b)	448,987	19,849,715
Zale Corp.(a)(b)	403,050	1,245,425
Zumiez Inc.(a)(b)	334,977	12,096,019

		680,433,579

SAVINGS & LOANS – 0.88%
Bank Mutual Corp.	712,926	2,880,221
Brookline Bancorp Inc.	1,079,350	10,113,509
Dime Community Bancshares Inc.	431,441	6,303,353
Northwest Bancshares Inc.	1,497,938	19,023,813
Oritani Financial Corp.	696,470	10,224,180
Provident Financial Services Inc.	825,836	11,999,397
ViewPoint Financial Group	514,642	7,915,194

		68,459,667

SEMICONDUCTORS – 4.46%
ATMI Inc.(a)	487,081	11,348,987
Brooks Automation Inc.	1,018,396	12,556,823
Cabot Microelectronics Corp.	350,349	13,621,569
CEVA Inc.(a)(b)	361,237	8,203,692
Cirrus Logic Inc.(a)(b)	982,793	23,390,473
Cohu Inc.	379,994	4,320,532
Diodes Inc.(a)(b)	563,139	13,053,562
DSP Group Inc.(a)	319,595	2,128,503
Entropic Communications Inc.(a)(b)	1,336,010	7,788,938
Exar Corp.(a)(b)	690,345	5,798,898
GT Advanced Technologies Inc.(a)(b)	1,839,552	15,213,095
Hittite Microwave Corp.(a)(b)	413,586	22,461,856
Kopin Corp.(a)(b)	1,043,633	4,247,586
Kulicke and Soffa Industries Inc.(a)(b)	1,132,957	14,082,656
Micrel Inc.	755,330	7,749,686
Microsemi Corp.(a)(b)	1,342,567	28,784,636
MKS Instruments Inc.	805,859	23,797,016
Monolithic Power Systems Inc.(a)(b)	460,570	9,059,412
Nanometrics Inc.(a)(b)	262,377	4,856,598
Pericom Semiconductor Corp.(a)	372,887	3,016,656
Power Integrations Inc.	434,366	16,123,666

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Index Fund

March 31, 2012

Security	Shares	Value
Rubicon Technology Inc.(a)(b)	266,574	2,780,367
Rudolph Technologies Inc.(a)(b)	489,258	5,435,656
Sigma Designs Inc.(a)(b)	496,572	2,572,243
Standard Microsystems Corp.(a)	340,440	8,807,183
Supertex Inc.(a)	184,910	3,341,324
Tessera Technologies Inc.(a)	797,251	13,752,580
TriQuint Semiconductor Inc.(a)(b)	2,553,067	17,603,397
Ultratech Inc.(a)	401,476	11,634,774
Veeco Instruments Inc.(a)(b)	594,600	17,005,560
Volterra Semiconductor Corp.(a)(b)	385,399	13,263,507

		347,801,431

SOFTWARE – 4.26%
Avid Technology Inc.(a)(b)	451,987	4,971,857
Blackbaud Inc.	690,033	22,929,797
Bottomline Technologies Inc.(a)	556,575	15,550,705
CommVault Systems Inc.(a)(b)	678,355	33,673,542
Computer Programs and Systems Inc.	167,906	9,490,047
CSG Systems International Inc.(a)(b)	521,154	7,890,272
Digi International Inc.(a)(b)	394,620	4,336,874
Ebix Inc.(b)	489,192	11,329,687
EPIQ Systems Inc.	496,643	6,009,380
Interactive Intelligence Group Inc.(a)(b)	219,650	6,701,521
JDA Software Group Inc.(a)	653,390	17,955,157
Medidata Solutions Inc.(a)(b)	339,362	9,040,604
MicroStrategy Inc. Class A(a)(b)	123,935	17,350,900
Monotype Imaging Holdings Inc.(a)	561,237	8,362,431
Omnicell Inc.(a)	511,520	7,780,219
OPNET Technologies Inc.	228,312	6,621,048
Progress Software Corp.(a)	950,117	22,441,764
Quality Systems Inc.(b)	605,879	26,495,089
Synchronoss Technologies Inc.(a)(b)	414,345	13,225,892
SYNNEX Corp.(a)(b)	398,519	15,199,515
Take-Two Interactive Software Inc.(a)(b)	1,375,416	21,160,775
Taleo Corp. Class A(a)	642,144	29,493,674
Tyler Technologies Inc.(a)	378,114	14,523,359

		332,534,109

STORAGE & WAREHOUSING – 0.15%
Mobile Mini Inc.(a)(b)	560,839	11,844,920

		11,844,920

TELECOMMUNICATIONS – 2.52%
Anixter International Inc.(a)	426,870	30,960,881
ARRIS Group Inc.(a)(b)	1,763,659	19,929,347
Atlantic Tele-Network Inc.	142,509	5,181,627
Black Box Corp.	267,587	6,826,144
Cbeyond Inc.(a)	480,674	3,845,392
Cincinnati Bell Inc.(a)(b)	3,013,824	12,115,572
Comtech Telecommunications Corp.	291,593	9,500,100
General Communication Inc. Class A(a)	503,090	4,386,945
Harmonic Inc.(a)	1,801,179	9,852,449
LogMeIn Inc.(a)(b)	328,666	11,578,903
Lumos Networks Corp.	226,602	2,438,238
NETGEAR Inc.(a)	580,465	22,173,763
Neutral Tandem Inc.(a)(b)	482,811	5,885,466
Novatel Wireless Inc.(a)(b)	496,174	1,662,183
NTELOS Holdings Corp.	229,971	4,760,400
Oplink Communications Inc.(a)	295,013	5,044,722
Symmetricom Inc.(a)	635,503	3,666,852

Security	Shares	Value
USA Mobility Inc.	339,876	4,734,473
ViaSat Inc.(a)(b)	657,538	31,699,907

		196,243,364

TEXTILES – 0.31%
G&K Services Inc. Class A	289,467	9,899,771
UniFirst Corp.	234,912	14,458,834

		24,358,605

TOYS, GAMES & HOBBIES – 0.09%
JAKKS Pacific Inc.	394,043	6,876,050

		6,876,050

TRANSPORTATION – 1.78%
Arkansas Best Corp.	391,505	7,364,209
Bristow Group Inc.	546,838	26,100,578
Forward Air Corp.	441,127	16,176,127
Heartland Express Inc.	874,353	12,643,144
Hub Group Inc. Class A(a)	579,633	20,884,177
Knight Transportation Inc.	902,980	15,946,627
Old Dominion Freight Line Inc.(a)(b)	721,935	34,414,641
Overseas Shipholding Group Inc.(b)	402,187	5,079,622

		138,609,125

WATER – 0.13%
American States Water Co.	287,680	10,396,755

		10,396,755

TOTAL COMMON STOCKS (Cost: $7,651,465,972)		7,783,402,034

SHORT-TERM INVESTMENTS – 16.80%

MONEY MARKET FUNDS – 16.80%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25%(d)(e)(f)	1,207,133,821	1,207,133,821
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%(d)(e)(f)	93,543,345	93,543,345
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%(d)(e)	9,883,205	9,883,205

		1,310,560,371

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,310,560,371)		1,310,560,371

TOTAL INVESTMENTS IN SECURITIES – 116.59% (Cost: $8,962,026,343)		9,093,962,405

Other Assets, Less Liabilities – (16.59)%		(1,294,111,624)

NET ASSETS – 100.00%		$7,799,850,781

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Index Fund

March 31, 2012

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iShares® S&P SmallCap 600 Growth Index Fund

March 31, 2012

Security	Shares	Value

COMMON STOCKS – 99.86%

AEROSPACE & DEFENSE – 2.22%
AeroVironment Inc.(a)(b)	118,705	$3,182,481
Cubic Corp.	102,690	4,855,183
Kaman Corp.	92,231	3,131,242
Moog Inc. Class A(a)	191,350	8,207,002
National Presto Industries Inc.(b)	31,324	2,376,239
Teledyne Technologies Inc.(a)	238,960	15,066,428

		36,818,575

AIRLINES – 0.32%
Allegiant Travel Co.(a)(b)	98,132	5,348,194

		5,348,194

APPAREL – 2.49%
Crocs Inc.(a)	210,545	4,404,601
Iconix Brand Group Inc.(a)	339,912	5,907,671
Maidenform Brands Inc.(a)	81,197	1,827,745
Oxford Industries Inc.	38,887	1,976,237
Steven Madden Ltd.(a)(b)	254,975	10,900,181
True Religion Apparel Inc.(a)	165,887	4,545,304
Wolverine World Wide Inc.	316,801	11,778,661

		41,340,400

BANKS – 1.96%
Bank of the Ozarks Inc.	108,293	3,385,239
City Holding Co.	42,609	1,479,385
Community Bank System Inc.	117,374	3,378,024
CVB Financial Corp.	171,396	2,012,189
First Financial Bancorp	170,710	2,953,283
First Financial Bankshares Inc.(b)	116,763	4,111,225
Hanmi Financial Corp.(a)	71,726	725,867
Home Bancshares Inc.	59,764	1,590,320
PacWest Bancorp	72,248	1,755,626
Texas Capital Bancshares Inc.(a)	105,742	3,660,788
Tompkins Financial Corp.	40,579	1,625,595
UMB Financial Corp.	130,935	5,857,377

		32,534,918

BEVERAGES – 0.74%
Boston Beer Co. Inc. (The) Class A(a)(b)	55,311	5,906,662
Peet’s Coffee & Tea Inc.(a)(b)	85,516	6,302,529

		12,209,191

BIOTECHNOLOGY – 2.03%
ArQule Inc.(a)	351,322	2,462,767
Cubist Pharmaceuticals Inc.(a)(b)	409,805	17,724,066
Emergent BioSolutions Inc.(a)	109,561	1,752,976
Enzo Biochem Inc.(a)(b)	90,054	242,245
Medicines Co. (The)(a)	353,755	7,099,863
Momenta Pharmaceuticals Inc.(a)(b)	287,402	4,402,999

		33,684,916

Security	Shares	Value

BUILDING MATERIALS – 0.59%
AAON Inc.	65,525	1,322,950
Eagle Materials Inc.	105,330	3,660,217
Headwaters Inc.(a)	163,816	684,751
NCI Building Systems Inc.(a)	36,668	422,049
Simpson Manufacturing Co. Inc.	116,227	3,748,321

		9,838,288

CHEMICALS – 1.36%
American Vanguard Corp.	57,723	1,252,012
Balchem Corp.	190,157	5,752,249
H.B. Fuller Co.	147,267	4,834,776
Hawkins Inc.	58,419	2,173,187
Kraton Performance Polymers Inc.(a)	119,126	3,165,178
Quaker Chemical Corp.	49,728	1,961,769
Stepan Co.	38,435	3,374,593

		22,513,764

COAL – 0.09%
Cloud Peak Energy Inc.(a)	94,979	1,513,015

		1,513,015

COMMERCIAL SERVICES – 4.38%
American Public Education Inc.(a)(b)	116,307	4,419,666
Arbitron Inc.	177,795	6,574,859
Capella Education Co.(a)(b)	89,225	3,207,639
Cardtronics Inc.(a)	177,802	4,667,302
Chemed Corp.	124,661	7,813,751
Consolidated Graphics Inc.(a)	34,526	1,562,302
CorVel Corp.(a)	41,508	1,655,754
Forrester Research Inc.	95,939	3,108,424
Healthcare Services Group Inc.	278,615	5,926,141
Heartland Payment Systems Inc.	157,016	4,528,341
Landauer Inc.	61,475	3,259,404
MAXIMUS Inc.	219,649	8,933,125
Medifast Inc.(a)	89,888	1,569,444
Midas Inc.(a)	35,212	404,234
Monro Muffler Brake Inc.	200,940	8,337,001
PAREXEL International Corp.(a)	170,445	4,596,902
TeleTech Holdings Inc.(a)	60,936	981,070
Universal Technical Institute Inc.	82,358	1,086,302

		72,631,661

COMPUTERS – 3.40%
CACI International Inc. Class A(a)(b)	172,446	10,741,661
iGATE Corp.(a)	90,123	1,510,462
j2 Global Inc.(b)	313,916	9,003,111
LivePerson Inc.(a)(b)	308,577	5,174,836
Manhattan Associates Inc.(a)(b)	133,820	6,360,465
Mercury Computer Systems Inc.(a)	108,065	1,431,861
MTS Systems Corp.	103,027	5,469,703
NetScout Systems Inc.(a)(b)	224,523	4,566,798
Stratasys Inc.(a)(b)	92,467	3,376,895
Synaptics Inc.(a)(b)	214,460	7,829,935
Virtusa Corp.(a)	57,716	996,755

		56,462,482

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

March 31, 2012

Security	Shares	Value

COSMETICS & PERSONAL CARE – 0.05%
Inter Parfums Inc.	54,087	848,625

		848,625

DISTRIBUTION & WHOLESALE – 0.77%
MWI Veterinary Supply Inc.(a)(b)	82,808	7,287,104
Pool Corp.	145,370	5,439,745

		12,726,849

DIVERSIFIED FINANCIAL SERVICES – 2.16%
Encore Capital Group Inc.(a)	103,386	2,331,354
Financial Engines Inc.(a)(b)	257,564	5,759,131
Higher One Holdings Inc.(a)(b)	202,703	3,030,410
Portfolio Recovery Associates Inc.(a)(b)	111,628	8,005,960
Stifel Financial Corp.(a)	199,344	7,543,177
Virtus Investment Partners Inc.(a)	37,605	3,225,757
World Acceptance Corp.(a)(b)	96,479	5,909,339

		35,805,128

ELECTRIC – 1.76%
ALLETE Inc.	107,520	4,461,005
Central Vermont Public Service Corp.	42,126	1,482,835
CH Energy Group Inc.	59,205	3,950,750
El Paso Electric Co.	161,282	5,240,052
NorthWestern Corp.	122,879	4,357,289
UIL Holdings Corp.	125,037	4,346,286
UniSource Energy Corp.	148,256	5,421,722

		29,259,939

ELECTRICAL COMPONENTS & EQUIPMENT – 0.82%
Belden Inc.	110,717	4,197,281
Littelfuse Inc.	140,311	8,797,500
Vicor Corp.	67,531	540,248

		13,535,029

ELECTRONICS – 3.95%
American Science and Engineering Inc.	57,757	3,872,607
Analogic Corp.	79,611	5,376,927
Badger Meter Inc.	66,764	2,269,308
Cymer Inc.(a)	200,608	10,030,400
FARO Technologies Inc.(a)(b)	109,187	6,368,878
FEI Co.(a)(b)	170,141	8,355,624
II-VI Inc.(a)(b)	355,797	8,414,599
Measurement Specialties Inc.(a)(b)	65,834	2,218,606
OSI Systems Inc.(a)	128,730	7,891,149
Park Electrochemical Corp.	58,094	1,756,182
Rofin-Sinar Technologies Inc.(a)(b)	88,858	2,343,185
Rogers Corp.(a)	67,639	2,621,011
Watts Water Technologies Inc. Class A	99,069	4,037,062

		65,555,538

ENGINEERING & CONSTRUCTION – 0.25%
Exponent Inc.(a)	86,732	4,208,237

		4,208,237

Security	Shares	Value

ENTERTAINMENT – 0.21%
Multimedia Games Holding Co. Inc.(a)	59,405	651,079
Shuffle Master Inc.(a)	157,400	2,770,240

		3,421,319

ENVIRONMENTAL CONTROL – 0.91%
Calgon Carbon Corp.(a)(b)	158,952	2,481,241
Darling International Inc.(a)	358,876	6,251,620
Tetra Tech Inc.(a)(b)	242,515	6,392,695

		15,125,556

FOOD – 3.13%
B&G Foods Inc. Class A	144,846	3,260,483
Calavo Growers Inc.	49,595	1,328,154
Diamond Foods Inc.(b)	85,955	1,961,493
Hain Celestial Group Inc.(a)	181,890	7,968,601
J&J Snack Foods Corp.	94,188	4,941,103
Sanderson Farms Inc.	123,137	6,529,955
Snyders-Lance Inc.	131,051	3,387,668
TreeHouse Foods Inc.(a)(b)	233,863	13,914,849
United Natural Foods Inc.(a)(b)	187,261	8,737,598

		52,029,904

FOREST PRODUCTS & PAPER – 1.44%
Buckeye Technologies Inc.	169,042	5,742,357
Clearwater Paper Corp.(a)	89,180	2,961,668
Deltic Timber Corp.	70,464	4,459,667
KapStone Paper and Packaging Corp.(a)	177,626	3,499,232
Schweitzer-Mauduit International Inc.	103,855	7,172,226

		23,835,150

GAS – 2.03%
New Jersey Resources Corp.	145,809	6,498,707
Northwest Natural Gas Co.	102,905	4,671,887
Piedmont Natural Gas Co.	216,636	6,730,881
South Jersey Industries Inc.	196,930	9,854,377
Southwest Gas Corp.	138,030	5,899,402

		33,655,254

HAND & MACHINE TOOLS – 0.36%
Franklin Electric Co. Inc.	123,122	6,041,597

		6,041,597

HEALTH CARE – PRODUCTS – 4.20%
Abaxis Inc.(a)(b)	141,200	4,113,156
Cantel Medical Corp.	88,374	2,217,304
Cyberonics Inc.(a)(b)	161,351	6,152,314
Greatbatch Inc.(a)	103,725	2,543,337
Haemonetics Corp.(a)(b)	163,670	11,404,526
ICU Medical Inc.(a)	79,464	3,906,450
Integra LifeSciences Holdings Corp.(a)(b)	94,539	3,279,558
Kensey Nash Corp.	34,649	1,013,830
Meridian Bioscience Inc.	155,762	3,018,667
Merit Medical Systems Inc.(a)	161,875	2,010,487
NuVasive Inc.(a)(b)	277,669	4,675,946

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

March 31, 2012

Security	Shares	Value
PSS World Medical Inc.(a)(b)	210,314	5,329,357
SurModics Inc.(a)	33,422	513,696
West Pharmaceutical Services Inc.	142,937	6,079,111
Zoll Medical Corp.(a)	144,558	13,390,407

		69,648,146

HEALTH CARE – SERVICES – 2.33%
Air Methods Corp.(a)(b)	73,016	6,370,646
AmSurg Corp.(a)	129,180	3,614,457
Bio-Reference Laboratories Inc.(a)(b)	100,498	2,362,708
Centene Corp.(a)	222,087	10,875,600
Ensign Group Inc. (The)	107,713	2,925,485
IPC The Hospitalist Co. Inc.(a)(b)	107,571	3,970,446
Magellan Health Services Inc.(a)(b)	177,021	8,640,395

		38,759,737

HOME BUILDERS – 0.16%
Ryland Group Inc. (The)	138,843	2,676,893

		2,676,893

HOME FURNISHINGS – 0.50%
DTS Inc.(a)(b)	107,706	3,254,875
Select Comfort Corp.(a)	154,367	4,999,947

		8,254,822

HOUSEHOLD PRODUCTS & WARES – 0.63%
Blyth Inc.	22,987	1,720,117
Helen of Troy Ltd.(a)	117,298	3,989,305
WD-40 Co.	104,010	4,716,854

		10,426,276

HOUSEWARES – 0.84%
Toro Co. (The)	195,740	13,919,071

		13,919,071

INSURANCE – 1.96%
eHealth Inc.(a)	90,462	1,475,435
Infinity Property and Casualty Corp.	76,804	4,019,153
Navigators Group Inc. (The)(a)	37,914	1,791,058
ProAssurance Corp.	198,911	17,526,048
RLI Corp.	109,025	7,810,551

		32,622,245

INTERNET – 2.42%
Blue Nile Inc.(a)(b)	90,422	2,982,117
comScore Inc.(a)(b)	220,792	4,722,741
DealerTrack Holdings Inc.(a)	150,187	4,544,658
eResearchTechnology Inc.(a)	130,202	1,018,180
InfoSpace Inc.(a)(b)	256,685	3,288,135
Liquidity Services Inc.(a)(b)	151,630	6,793,024
Sourcefire Inc.(a)(b)	189,671	9,128,865
Stamps.com Inc.(a)	89,235	2,487,872
Websense Inc.(a)	245,374	5,174,938

		40,140,530

Security	Shares	Value

LEISURE TIME – 0.41%
Brunswick Corp.	185,804	4,784,453
Interval Leisure Group Inc.	119,231	2,074,619

		6,859,072

MACHINERY – 2.67%
Applied Industrial Technologies Inc.	150,374	6,184,882
Cascade Corp.	26,549	1,330,636
Cognex Corp.	276,152	11,697,799
iRobot Corp.(a)(b)	177,912	4,849,881
Lindsay Corp.(b)	82,671	5,478,607
Robbins & Myers Inc.	213,195	11,096,800
Tennant Co.	82,287	3,620,628

		44,259,233

MANUFACTURING – 1.63%
A.O. Smith Corp.	108,038	4,856,308
AZZ Inc.	81,915	4,230,091
Hillenbrand Inc.	272,494	6,253,737
Koppers Holdings Inc.	64,378	2,482,416
LSB Industries Inc.(a)	60,485	2,354,076
STR Holdings Inc.(a)	169,905	822,340
Sturm, Ruger & Co. Inc.(b)	124,459	6,110,937

		27,109,905

MEDIA – 0.11%
Dolan Co. (The)(a)	195,764	1,783,410

		1,783,410

METAL FABRICATE & HARDWARE – 0.41%
CIRCOR International Inc.	46,028	1,531,352
Haynes International Inc.	50,538	3,201,582
Kaydon Corp.	81,121	2,069,397

		6,802,331

MINING – 0.17%
AMCOL International Corp.	96,664	2,850,621

		2,850,621

OIL & GAS – 1.41%
Approach Resources Inc.(a)(b)	173,183	6,399,112
Contango Oil & Gas Co.(a)	82,978	4,888,234
GeoResources Inc.(a)(b)	129,894	4,252,730
Gulfport Energy Corp.(a)	193,576	5,636,933
Petroleum Development Corp.(a)(b)	61,338	2,275,026

		23,452,035

OIL & GAS SERVICES – 2.66%
Basic Energy Services Inc.(a)	66,658	1,156,516
Hornbeck Offshore Services Inc.(a)(b)	116,246	4,885,819
ION Geophysical Corp.(a)	266,418	1,718,396
Lufkin Industries Inc.	216,130	17,430,885
OYO Geospace Corp.(a)(b)	41,462	4,367,193
Pioneer Drilling Co.(a)	172,959	1,522,039
SEACOR Holdings Inc.(a)	136,387	13,063,147

		44,143,995

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

March 31, 2012

Security	Shares	Value

PHARMACEUTICALS – 4.75%
Akorn Inc.(a)(b)	438,345	5,128,637
Align Technology Inc.(a)	301,182	8,297,564
Hi-Tech Pharmacal Co. Inc.(a)	67,690	2,432,102
Neogen Corp.(a)(b)	153,161	5,984,000
Par Pharmaceutical Companies Inc.(a)	176,168	6,822,987
Questcor Pharmaceuticals Inc.(a)(b)	413,991	15,574,341
Salix Pharmaceuticals Ltd.(a)(b)	386,870	20,310,675
Savient Pharmaceuticals Inc.(a)(b)	231,331	504,302
ViroPharma Inc.(a)(b)	460,433	13,845,220

		78,899,828

REAL ESTATE – 0.31%
Sovran Self Storage Inc.	101,834	5,074,388

		5,074,388

REAL ESTATE INVESTMENT TRUSTS – 6.24%
Acadia Realty Trust(b)	172,598	3,890,359
Colonial Properties Trust	165,880	3,604,572
EastGroup Properties Inc.	181,370	9,108,401
Entertainment Properties Trust(b)	160,975	7,466,021
Extra Space Storage Inc.(b)	302,437	8,707,161
Healthcare Realty Trust Inc.	208,042	4,576,924
Inland Real Estate Corp.(b)	155,467	1,378,992
Kilroy Realty Corp.(b)	226,915	10,576,508
LTC Properties Inc.	106,901	3,420,832
Mid-America Apartment Communities Inc.(b)	266,420	17,858,133
Post Properties Inc.(b)	194,087	9,094,917
PS Business Parks Inc.	120,958	7,927,587
Saul Centers Inc.	52,247	2,108,689
Tanger Factory Outlet Centers Inc.	348,685	10,366,405
Universal Health Realty Income Trust(b)	53,969	2,138,792
Urstadt Biddle Properties Inc. Class A(b)	72,204	1,425,307

		103,649,600

RETAIL – 10.77%
Biglari Holdings Inc.(a)	9,329	3,758,188
BJ’s Restaurants Inc.(a)(b)	158,092	7,959,932
Buckle Inc. (The)(b)	173,923	8,330,912
Buffalo Wild Wings Inc.(a)(b)	119,643	10,850,424
Casey’s General Stores Inc.	247,787	13,742,267
Cash America International Inc.	191,116	9,160,190
Cato Corp. (The) Class A	113,892	3,147,975
CEC Entertainment Inc.	118,208	4,481,265
Children’s Place Retail Stores Inc. (The)(a)(b)	161,925	8,366,665
Coinstar Inc.(a)	197,602	12,557,607
Cracker Barrel Old Country Store Inc.	97,299	5,429,284
DineEquity Inc.(a)(b)	101,312	5,025,075
EZCORP Inc. Class A NVS(a)	285,335	9,260,547
Finish Line Inc. (The) Class A	169,060	3,587,453
First Cash Financial Services Inc.(a)(b)	191,897	8,230,462
Genesco Inc.(a)	157,668	11,296,912
Hibbett Sports Inc.(a)(b)	172,264	9,397,001
Jos. A. Bank Clothiers Inc.(a)(b)	181,163	9,132,427
Kirkland’s Inc.(a)	58,497	946,482
Liz Claiborne Inc.(a)	328,660	4,390,898

Security	Shares	Value
Lumber Liquidators Holdings Inc.(a)	127,680	3,206,045
P.F. Chang’s China Bistro Inc.	83,995	3,319,482
Papa John’s International Inc.(a)	119,939	4,516,903
rue21 Inc.(a)(b)	101,921	2,990,362
Texas Roadhouse Inc.	232,723	3,872,511
Vitamin Shoppe Inc.(a)	190,204	8,408,919
Zumiez Inc.(a)(b)	96,457	3,483,062

		178,849,250

SAVINGS & LOANS – 0.33%
Oritani Financial Corp.	219,081	3,216,109
ViewPoint Financial Group	149,300	2,296,234

		5,512,343

SEMICONDUCTORS – 6.78%
ATMI Inc.(a)	91,192	2,124,774
Brooks Automation Inc.	293,280	3,616,142
Cabot Microelectronics Corp.	148,422	5,770,647
CEVA Inc.(a)(b)	153,178	3,478,672
Cirrus Logic Inc.(a)(b)	417,270	9,931,026
Diodes Inc.(a)(b)	148,615	3,444,896
Entropic Communications Inc.(a)(b)	567,752	3,309,994
Exar Corp.(a)	292,999	2,461,192
GT Advanced Technologies Inc.(a)(b)	779,586	6,447,176
Hittite Microwave Corp.(a)	175,690	9,541,724
Kopin Corp.(a)	205,395	835,958
Kulicke and Soffa Industries Inc.(a)	479,924	5,965,455
Micrel Inc.	202,620	2,078,881
Microsemi Corp.(a)	404,285	8,667,870
MKS Instruments Inc.	215,360	6,359,581
Monolithic Power Systems Inc.(a)	125,977	2,477,968
Nanometrics Inc.(a)(b)	75,893	1,404,780
Power Integrations Inc.(b)	184,071	6,832,716
Rubicon Technology Inc.(a)(b)	112,903	1,177,578
Standard Microsystems Corp.(a)	66,791	1,727,883
Supertex Inc.(a)	29,904	540,365
Tessera Technologies Inc.(a)	219,409	3,784,805
TriQuint Semiconductor Inc.(a)(b)	627,688	4,327,909
Ultratech Inc.(a)	115,595	3,349,943
Veeco Instruments Inc.(a)(b)	252,375	7,217,925
Volterra Semiconductor Corp.(a)(b)	163,218	5,617,148

		112,493,008

SOFTWARE – 6.50%
Blackbaud Inc.	292,569	9,722,068
Bottomline Technologies Inc.(a)(b)	153,306	4,283,370
CommVault Systems Inc.(a)	287,760	14,284,406
Computer Programs and Systems Inc.	71,369	4,033,776
CSG Systems International Inc.(a)(b)	132,083	1,999,737
Ebix Inc.(b)	207,136	4,797,270
EPIQ Systems Inc.	98,314	1,189,599
Interactive Intelligence Group Inc.(a)(b)	93,127	2,841,305
JDA Software Group Inc.(a)	277,009	7,612,207
Medidata Solutions Inc.(a)(b)	143,571	3,824,731
MicroStrategy Inc. Class A(a)	52,649	7,370,860
Monotype Imaging Holdings Inc.(a)(b)	117,827	1,755,622
Omnicell Inc.(a)	89,127	1,355,622
OPNET Technologies Inc.	97,005	2,813,145
Progress Software Corp.(a)	189,685	4,480,360
Quality Systems Inc.	257,283	11,250,986

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

March 31, 2012

Security	Shares	Value
Synchronoss Technologies Inc.(a)(b)	175,518	5,602,534
Taleo Corp. Class A(a)	272,357	12,509,357
Tyler Technologies Inc.(a)(b)	160,189	6,152,859

		107,879,814

TELECOMMUNICATIONS – 2.04%
Atlantic Tele-Network Inc.	60,178	2,188,072
General Communication Inc. Class A(a)	93,420	814,622
LogMeIn Inc.(a)(b)	139,139	4,901,867
NETGEAR Inc.(a)(b)	246,100	9,401,020
Neutral Tandem Inc.(a)	145,334	1,771,622
Oplink Communications Inc.(a)	78,903	1,349,241
ViaSat Inc.(a)(b)	278,886	13,445,094

		33,871,538

TEXTILES – 0.27%
UniFirst Corp.	72,783	4,479,794

		4,479,794

TRANSPORTATION – 1.67%
Forward Air Corp.	186,754	6,848,269
Heartland Express Inc.	159,864	2,311,634
Hub Group Inc. Class A(a)	140,067	5,046,614
Knight Transportation Inc.	172,493	3,046,226
Old Dominion Freight Line Inc.(a)	220,785	10,524,821

		27,777,564

WATER – 0.27%
American States Water Co.	121,964	4,407,779

		4,407,779

TOTAL COMMON STOCKS (Cost: $1,413,994,883)		1,657,546,757

SHORT-TERM INVESTMENTS – 17.37%

MONEY MARKET FUNDS – 17.37%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25%(c)(d)(e)	266,067,377	266,067,377
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%(c)(d)(e)	20,618,122	20,618,122

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%(c)(d)	1,576,129	1,576,129

		288,261,628

TOTAL SHORT-TERM INVESTMENTS (Cost: $288,261,628)		288,261,628

TOTAL INVESTMENTS IN SECURITIES – 117.23% (Cost: $1,702,256,511)		1,945,808,385

Other Assets, Less Liabilities – (17.23)%		(286,019,059)

NET ASSETS – 100.00%		$1,659,789,326

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® S&P SmallCap 600 Value Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.72%

ADVERTISING – 0.16%
Harte-Hanks Inc.	395,689	$3,580,985

		3,580,985

AEROSPACE & DEFENSE – 1.88%
AAR Corp.	361,560	6,598,470
Curtiss-Wright Corp.	418,483	15,488,056
GenCorp Inc.(a)(b)	529,046	3,756,227
Kaman Corp.	108,590	3,686,630
Moog Inc. Class A(a)(b)	142,121	6,095,570
Orbital Sciences Corp.(a)	529,066	6,957,218

		42,582,171

AGRICULTURE – 0.48%
Alliance One International Inc.(a)(b)	786,133	2,963,721
Andersons Inc. (The)	164,849	8,026,498

		10,990,219

AIRLINES – 0.22%
SkyWest Inc.	458,022	5,061,143

		5,061,143

APPAREL – 1.39%
Crocs Inc.(a)(b)	515,610	10,786,561
Iconix Brand Group Inc.(a)(b)	182,695	3,175,239
K-Swiss Inc. Class A(a)(b)	246,659	1,011,302
Maidenform Brands Inc.(a)(b)	99,373	2,236,886
Oxford Industries Inc.	71,077	3,612,133
Perry Ellis International Inc.(a)(b)	109,166	2,038,129
Quiksilver Inc.(a)	1,099,428	4,441,689
SKECHERS U.S.A. Inc. Class A(a)(b)	332,623	4,230,965

		31,532,904

AUTO PARTS & EQUIPMENT – 0.39%
Spartan Motors Inc.	302,285	1,599,088
Standard Motor Products Inc.	175,136	3,106,912
Superior Industries International Inc.	212,694	4,156,041

		8,862,041

BANKS – 10.12%
Bank of the Ozarks Inc.	108,427	3,389,428
BBCN Bancorp Inc.(a)(b)	699,810	7,788,885
Boston Private Financial Holdings Inc.	700,306	6,940,032
City Holding Co.	74,626	2,591,015
Columbia Banking System Inc.	354,630	8,078,471
Community Bank System Inc.	190,117	5,471,567
CVB Financial Corp.	549,997	6,456,965
F.N.B. Corp.	1,248,620	15,083,330
First BanCorp (Puerto Rico)(a)	184,735	812,834
First Commonwealth Financial Corp.	943,045	5,771,435
First Financial Bancorp	287,772	4,978,456

Security	Shares	Value
First Financial Bankshares Inc.	121,742	4,286,536
First Midwest Bancorp Inc.	670,209	8,029,104
Glacier Bancorp Inc.	645,038	9,636,868
Hanmi Financial Corp.(a)(b)	184,156	1,863,659
Home Bancshares Inc.	118,392	3,150,411
Independent Bank Corp. (Massachusetts)(b)	192,938	5,543,109
National Penn Bancshares Inc.	1,105,939	9,787,560
NBT Bancorp Inc.	298,441	6,589,577
Old National Bancorp	848,801	11,153,245
PacWest Bancorp	201,721	4,901,820
Pinnacle Financial Partners Inc.(a)(b)	310,831	5,703,749
PrivateBancorp Inc.	539,311	8,181,348
S&T Bancorp Inc.	252,652	5,480,022
Simmons First National Corp. Class A	154,880	4,000,550
Sterling Bancorp	278,246	2,668,379
Susquehanna Bancshares Inc.	1,675,501	16,553,950
Texas Capital Bancshares Inc.(a)(b)	193,281	6,691,388
Tompkins Financial Corp.	23,915	958,035
TrustCo Bank Corp. NY	841,425	4,804,537
UMB Financial Corp.	110,768	4,955,206
Umpqua Holdings Corp.	1,003,033	13,601,128
United Bankshares Inc.(b)	270,100	7,795,086
United Community Banks Inc.(a)	171,001	1,667,260
Wilshire Bancorp Inc.(a)	538,816	2,602,481
Wintrust Financial Corp.	325,416	11,646,639

		229,614,065

BIOTECHNOLOGY – 0.15%
Cambrex Corp.(a)	266,004	1,859,368
Emergent BioSolutions Inc.(a)(b)	71,430	1,142,880
Enzo Biochem Inc.(a)(b)	175,272	471,482

		3,473,730

BUILDING MATERIALS – 2.68%
AAON Inc.(b)	77,510	1,564,927
Apogee Enterprises Inc.	252,151	3,265,356
Comfort Systems USA Inc.	336,663	3,672,993
Drew Industries Inc.(a)	170,647	4,660,370
Eagle Materials Inc.	258,015	8,966,021
Gibraltar Industries Inc.(a)	273,653	4,145,843
Griffon Corp.	416,152	4,452,827
Headwaters Inc.(a)(b)	323,963	1,354,165
NCI Building Systems Inc.(a)(b)	133,024	1,531,106
Quanex Building Products Corp.	328,246	5,786,977
Simpson Manufacturing Co. Inc.	204,000	6,579,000
Texas Industries Inc.(b)	250,310	8,763,353
Universal Forest Products Inc.	175,600	6,054,688

		60,797,626

CHEMICALS – 2.08%
A. Schulman Inc.	263,919	7,131,091
American Vanguard Corp.	129,709	2,813,388
H.B. Fuller Co.	238,329	7,824,341
Kraton Performance Polymers Inc.(a)(b)	124,207	3,300,180
OM Group Inc.(a)(b)	290,070	7,979,826
PolyOne Corp.	797,575	11,485,080
Quaker Chemical Corp.	47,592	1,877,504
Stepan Co.	21,698	1,905,085
Zep Inc.	197,512	2,844,173

		47,160,668

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Value Index Fund

March 31, 2012

Security	Shares	Value
COAL – 0.68%
Cloud Peak Energy Inc.(a)(b)	415,597	6,620,460
SunCoke Energy Inc.(a)(b)	628,714	8,934,026

		15,554,486

COMMERCIAL SERVICES – 5.07%
ABM Industries Inc.	433,696	10,538,813
AMN Healthcare Services Inc.(a)(b)	363,979	2,205,713
Cardtronics Inc.(a)	150,535	3,951,544
Career Education Corp.(a)	479,782	3,867,043
CDI Corp.	115,636	2,073,353
Consolidated Graphics Inc.(a)(b)	31,689	1,433,927
Corinthian Colleges Inc.(a)(b)	763,815	3,162,194
Cross Country Healthcare Inc.(a)(b)	281,079	1,408,206
GEO Group Inc. (The)(a)	548,641	10,429,665
Healthcare Services Group Inc.	216,602	4,607,125
Heartland Payment Systems Inc.	133,005	3,835,864
Heidrick & Struggles International Inc.	160,577	3,537,511
Insperity Inc.	201,088	6,161,336
Kelly Services Inc. Class A	255,937	4,092,433
Lincoln Educational Services Corp.	203,572	1,610,255
Live Nation Entertainment Inc.(a)(b)	1,305,150	12,268,410
Midas Inc.(a)	80,385	922,820
Navigant Consulting Inc.(a)(b)	467,110	6,497,500
On Assignment Inc.(a)	331,102	5,784,352
PAREXEL International Corp.(a)(b)	298,994	8,063,868
Resources Connection Inc.	387,329	5,441,972
TeleTech Holdings Inc.(a)(b)	144,814	2,331,505
TrueBlue Inc.(a)(b)	347,229	6,208,455
Universal Technical Institute Inc.	79,321	1,046,244
Viad Corp.	181,072	3,518,229

		114,998,337

COMPUTERS – 1.43%
Agilysys Inc.(a)(b)	131,952	1,186,248
CIBER Inc.(a)(b)	650,254	2,757,077
iGATE Corp.(a)	146,023	2,447,346
Insight Enterprises Inc.(a)(b)	394,311	8,647,240
Mercury Computer Systems Inc.(a)(b)	128,471	1,702,241
NCI Inc. Class A(a)(b)	70,186	448,489
RadiSys Corp.(a)	207,098	1,532,525
Stratasys Inc.(a)(b)	62,947	2,298,824
Super Micro Computer Inc.(a)(b)	248,709	4,342,459
Sykes Enterprises Inc.(a)	352,442	5,568,584
Virtusa Corp.(a)(b)	89,285	1,541,952

		32,472,985

COSMETICS & PERSONAL CARE – 0.05%
Inter Parfums Inc.	71,361	1,119,654

		1,119,654

DISTRIBUTION & WHOLESALE – 1.51%
Brightpoint Inc.(a)	619,486	4,986,862
Pool Corp.	225,928	8,454,226
ScanSource Inc.(a)(b)	245,890	9,176,615

Security	Shares	Value
United Stationers Inc.	377,980	11,728,719

		34,346,422

DIVERSIFIED FINANCIAL SERVICES – 1.49%
Calamos Asset Management Inc. Class A	181,092	2,374,116
Encore Capital Group Inc.(a)(b)	52,884	1,192,534
Interactive Brokers Group Inc. Class A	347,888	5,914,096
Investment Technology Group Inc.(a)(b)	351,851	4,208,138
National Financial Partners Corp.(a)(b)	361,825	5,478,031
Piper Jaffray Companies Inc.(a)(b)	141,693	3,771,868
Stifel Financial Corp.(a)(b)	207,286	7,843,702
SWS Group Inc.	264,042	1,510,320
Virtus Investment Partners Inc.(a)(b)	17,465	1,498,148

		33,790,953

ELECTRIC – 2.20%
ALLETE Inc.	148,304	6,153,133
Avista Corp.	524,925	13,427,581
Central Vermont Public Service Corp.	62,840	2,211,968
CH Energy Group Inc.	52,316	3,491,047
El Paso Electric Co.	136,619	4,438,751
NorthWestern Corp.	156,476	5,548,639
UIL Holdings Corp.	281,074	9,770,132
UniSource Energy Corp.	136,417	4,988,770

		50,030,021

ELECTRICAL COMPONENTS & EQUIPMENT – 1.67%
Advanced Energy Industries Inc.(a)(b)	362,007	4,749,532
Belden Inc.	259,719	9,845,947
Encore Wire Corp.	172,485	5,127,979
EnerSys Inc.(a)(b)	427,934	14,827,913
Powell Industries Inc.(a)(b)	80,354	2,752,125
Vicor Corp.	82,536	660,288

		37,963,784

ELECTRONICS – 4.23%
Badger Meter Inc.	43,525	1,479,415
Bel Fuse Inc. Class B	91,416	1,615,321
Benchmark Electronics Inc.(a)(b)	518,221	8,545,464
Brady Corp. Class A	470,255	15,212,749
Checkpoint Systems Inc.(a)	362,448	4,088,413
CTS Corp.	307,702	3,237,025
Daktronics Inc.	331,545	2,947,435
Electro Scientific Industries Inc.(b)	218,391	3,278,049
ESCO Technologies Inc.	239,391	8,802,407
FEI Co.(a)(b)	105,518	5,181,989
Measurement Specialties Inc.(a)(b)	44,798	1,509,693
Methode Electronics Inc.	333,093	3,091,103
Newport Corp.(a)(b)	337,567	5,981,687
Park Electrochemical Corp.	106,437	3,217,591
Plexus Corp.(a)(b)	312,116	10,920,939
Pulse Electronics Corp.	371,330	932,038
Rofin-Sinar Technologies Inc.(a)(b)	133,454	3,519,182
Rogers Corp.(a)(b)	52,549	2,036,274
TTM Technologies Inc.(a)(b)	460,198	5,287,675
Watts Water Technologies Inc. Class A	126,211	5,143,098

		96,027,547

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Value Index Fund

March 31, 2012

Security	Shares	Value

ENGINEERING & CONSTRUCTION – 1.40%
Aegion Corp.(a)(b)	353,204	6,297,627
Dycom Industries Inc.(a)	305,189	7,129,215
EMCOR Group Inc.	596,683	16,540,053
Orion Marine Group Inc.(a)(b)	244,006	1,764,164

		31,731,059

ENTERTAINMENT – 0.88%
Marriott Vacations Worldwide Corp.(a)(b)	242,097	6,902,186
Multimedia Games Holding Co. Inc.(a)(b)	161,672	1,771,925
Pinnacle Entertainment Inc.(a)(b)	558,118	6,423,938
Shuffle Master Inc.(a)	276,532	4,866,963

		19,965,012

ENVIRONMENTAL CONTROL – 0.90%
Calgon Carbon Corp.(a)(b)	291,108	4,544,196
Darling International Inc.(a)	557,552	9,712,556
Tetra Tech Inc.(a)	232,482	6,128,225

		20,384,977

FOOD – 1.90%
B&G Foods Inc. Class A	234,634	5,281,611
Cal-Maine Foods Inc.	128,621	4,921,040
Calavo Growers Inc.	44,055	1,179,793
Diamond Foods Inc.(b)	79,387	1,811,611
Hain Celestial Group Inc.(a)(b)	147,325	6,454,308
Nash-Finch Co.	109,957	3,124,978
Seneca Foods Corp. Class A(a)(b)	82,216	2,165,569
Snyders-Lance Inc.	239,637	6,194,617
Spartan Stores Inc.	205,797	3,729,042
United Natural Foods Inc.(a)(b)	179,338	8,367,911

		43,230,480

FOREST PRODUCTS & PAPER – 0.75%
Buckeye Technologies Inc.	120,354	4,088,425
Clearwater Paper Corp.(a)	82,158	2,728,467
KapStone Paper and Packaging Corp.(a)(b)	105,215	2,072,736
Neenah Paper Inc.	135,230	4,021,740
Wausau Paper Corp.	443,294	4,158,098

		17,069,466

GAS – 1.78%
Laclede Group Inc. (The)	201,771	7,873,104
New Jersey Resources Corp.	171,215	7,631,053
Northwest Natural Gas Co.	98,728	4,482,251
Piedmont Natural Gas Co.(b)	350,306	10,884,007
Southwest Gas Corp.	223,255	9,541,919

		40,412,334

HEALTH CARE – PRODUCTS – 2.23%
Affymetrix Inc.(a)(b)	633,852	2,706,548
Cantel Medical Corp.	60,513	1,518,271
CONMED Corp.(b)	251,341	7,507,556
CryoLife Inc.(a)	249,345	1,314,048
Greatbatch Inc.(a)(b)	67,467	1,654,291

Security	Shares	Value
Hanger Orthopedic Group Inc.(a)(b)	305,565	6,679,651
Integra LifeSciences Holdings Corp.(a)(b)	48,324	1,676,359
Invacare Corp.	285,689	4,733,867
Kensey Nash Corp.(b)	22,472	657,531
Meridian Bioscience Inc.(b)	155,896	3,021,264
Merit Medical Systems Inc.(a)(b)	154,935	1,924,293
Natus Medical Inc.(a)	264,444	3,154,817
Palomar Medical Technologies Inc.(a)(b)	176,111	1,644,877
PSS World Medical Inc.(a)(b)	170,711	4,325,817
SurModics Inc.(a)(b)	85,125	1,308,371
Symmetry Medical Inc.(a)(b)	326,754	2,310,151
West Pharmaceutical Services Inc.	106,299	4,520,896

		50,658,608

HEALTH CARE – SERVICES – 1.68%
Almost Family Inc.(a)(b)	74,166	1,929,058
Amedisys Inc.(a)(b)	269,886	3,902,552
AmSurg Corp.(a)	104,799	2,932,276
Bio-Reference Laboratories Inc.(a)(b)	85,051	1,999,549
Centene Corp.(a)	150,832	7,386,243
Gentiva Health Services Inc.(a)(b)	276,934	2,420,403
Healthways Inc.(a)(b)	299,661	2,205,505
Kindred Healthcare Inc.(a)(b)	468,886	4,051,175
LHC Group Inc.(a)(b)	142,148	2,634,002
Molina Healthcare Inc.(a)(b)	254,980	8,574,977

		38,035,740

HOLDING COMPANIES – DIVERSIFIED – 0.53%
Prospect Capital Corp.(b)	1,092,507	11,995,727

		11,995,727

HOME BUILDERS – 0.86%
M/I Homes Inc.(a)	168,849	2,086,974
Meritage Homes Corp.(a)(b)	252,626	6,836,059
Ryland Group Inc. (The)	207,890	4,008,119
Standard-Pacific Corp.(a)(b)	910,673	4,061,602
Winnebago Industries Inc.(a)(b)	262,267	2,570,217

		19,562,971

HOME FURNISHINGS – 1.20%
Ethan Allen Interiors Inc.	233,175	5,903,991
La-Z-Boy Inc.(a)(b)	464,308	6,946,048
Select Comfort Corp.(a)	293,714	9,513,397
Universal Electronics Inc.(a)(b)	132,839	2,654,123
VOXX International Corp.(a)(b)	168,170	2,280,385

		27,297,944

HOUSEHOLD PRODUCTS & WARES – 0.75%
Blyth Inc.	14,909	1,115,640
Central Garden & Pet Co. Class A(a)(b)	380,350	3,662,771
Helen of Troy Ltd.(a)(b)	122,299	4,159,389
Prestige Brands Holdings Inc.(a)(b)	452,542	7,910,434
Standard Register Co. (The)(b)	111,912	139,890

		16,988,124

INSURANCE – 3.26%
Amerisafe Inc.(a)(b)	163,660	4,048,948

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Value Index Fund

March 31, 2012

Security	Shares	Value
Delphi Financial Group Inc. Class A	494,580	22,142,347
eHealth Inc.(a)(b)	55,883	911,452
Employers Holdings Inc.	230,374	4,079,923
Horace Mann Educators Corp.	357,642	6,301,652
Meadowbrook Insurance Group Inc.	458,506	4,277,861
Navigators Group Inc. (The)(a)(b)	44,506	2,102,463
Presidential Life Corp.	191,592	2,189,897
Safety Insurance Group Inc.	136,398	5,679,613
Selective Insurance Group Inc.	491,105	8,648,359
Stewart Information Services Corp.(b)	173,691	2,468,149
Tower Group Inc.	351,939	7,893,992
United Fire Group Inc.	185,863	3,325,089

		74,069,745

INTERNET – 1.16%
DealerTrack Holdings Inc.(a)(b)	169,578	5,131,430
Digital River Inc.(a)	319,521	5,978,238
eResearchTechnology Inc.(a)	212,932	1,665,128
NutriSystem Inc.	244,532	2,746,094
PCTEL Inc.	163,807	1,089,317
Perficient Inc.(a)	281,420	3,379,854
United Online Inc.	810,795	3,964,788
XO Group Inc.(a)(b)	246,100	2,310,879

		26,265,728

IRON & STEEL – 0.33%
AK Steel Holding Corp.(b)	992,726	7,505,009

		7,505,009

LEISURE TIME – 1.15%
Arctic Cat Inc.(a)(b)	113,658	4,867,972
Brunswick Corp.	543,686	13,999,914
Callaway Golf Co.	584,689	3,952,498
Interval Leisure Group Inc.(b)	193,225	3,362,115

		26,182,499

LODGING – 0.31%
Boyd Gaming Corp.(a)(b)	490,947	3,849,025
Marcus Corp.	178,943	2,245,735
Monarch Casino & Resort Inc.(a)(b)	103,098	1,061,909

		7,156,669

MACHINERY – 1.90%
Albany International Corp. Class A	252,940	5,804,973
Applied Industrial Technologies Inc.	169,640	6,977,293
Astec Industries Inc.(a)(b)	179,435	6,545,789
Briggs & Stratton Corp.	446,632	8,008,112
Cascade Corp.	41,205	2,065,194
Gerber Scientific Inc. Escrow(a)(c)	177,368	1,774
Intermec Inc.(a)(b)	462,971	3,578,766
Intevac Inc.(a)(b)	209,731	1,782,713
Robbins & Myers Inc.	114,359	5,952,386
Tennant Co.	56,016	2,464,704

		43,181,704

MANUFACTURING – 3.97%
A.O. Smith Corp.	197,350	8,870,882

Security	Shares	Value
Actuant Corp. Class A	610,687	17,703,816
Barnes Group Inc.(b)	420,251	11,056,804
Ceradyne Inc.(b)	217,177	7,071,283
EnPro Industries Inc.(a)(b)	184,713	7,591,704
Federal Signal Corp.(a)	559,612	3,111,443
Hillenbrand Inc.	185,493	4,257,064
John Bean Technologies Corp.	257,873	4,177,543
Koppers Holdings Inc.	96,394	3,716,953
LSB Industries Inc.(a)(b)	83,333	3,243,320
Lydall Inc.(a)(b)	154,347	1,572,796
Movado Group Inc.	156,824	3,850,029
Myers Industries Inc.	300,845	4,437,464
Standex International Corp.	113,870	4,690,305
STR Holdings Inc.(a)(b)	136,678	661,522
Tredegar Corp.	210,546	4,124,596

		90,137,524

MEDIA – 0.23%
Digital Generation Inc.(a)(b)	246,225	2,513,957
E.W. Scripps Co. (The) Class A(a)(b)	278,802	2,751,776

		5,265,733

METAL FABRICATE & HARDWARE – 1.60%
A.M. Castle & Co.(a)(b)	149,292	1,888,544
CIRCOR International Inc.	91,683	3,050,294
Haynes International Inc.	39,261	2,487,184
Kaydon Corp.	175,000	4,464,250
Lawson Products Inc.	33,894	512,138
Mueller Industries Inc.	342,798	15,580,169
Olympic Steel Inc.(b)	82,420	1,978,080
RTI International Metals Inc.(a)(b)	271,190	6,253,641

		36,214,300

MINING – 0.84%
AMCOL International Corp.	92,695	2,733,575
Century Aluminum Co.(a)(b)	487,610	4,329,977
Kaiser Aluminum Corp.	141,711	6,697,262
Materion Corp.(a)(b)	183,396	5,268,967

		19,029,781

OFFICE FURNISHINGS – 0.32%
Interface Inc. Class A	516,821	7,209,653

		7,209,653

OIL & GAS – 1.95%
Comstock Resources Inc.(a)(b)	431,929	6,837,436
Gulfport Energy Corp.(a)	137,730	4,010,698
Penn Virginia Corp.	411,315	1,871,483
Petroleum Development Corp.(a)(b)	127,310	4,721,928
PetroQuest Energy Inc.(a)(b)	513,261	3,151,423
Stone Energy Corp.(a)(b)	438,202	12,528,195
Swift Energy Co.(a)(b)	381,484	11,074,480

		44,195,643

OIL & GAS SERVICES – 1.69%
Basic Energy Services Inc.(a)(b)	172,039	2,984,877
Exterran Holdings Inc.(a)(b)	561,713	7,408,994

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Value Index Fund

March 31, 2012

Security	Shares	Value
Gulf Island Fabrication Inc.	129,365	3,786,514
Hornbeck Offshore Services Inc.(a)(b)	154,026	6,473,713
ION Geophysical Corp.(a)(b)	779,576	5,028,265
Matrix Service Co.(a)	231,413	3,242,096
Pioneer Drilling Co.(a)	315,406	2,775,573
Tetra Technologies Inc.(a)	695,996	6,556,282

		38,256,314

PHARMACEUTICALS – 0.57%
Align Technology Inc.(a)(b)	204,690	5,639,210
Par Pharmaceutical Companies Inc.(a)(b)	85,611	3,315,714
PharMerica Corp.(a)(b)	264,919	3,292,943
Savient Pharmaceuticals Inc.(a)(b)	329,716	718,781

		12,966,648

REAL ESTATE – 0.47%
Forestar Group Inc.(a)(b)	311,187	4,789,168
Sovran Self Storage Inc.(b)	119,669	5,963,106

		10,752,274

REAL ESTATE INVESTMENT TRUSTS – 9.33%
Acadia Realty Trust(b)	146,276	3,297,061
BioMed Realty Trust Inc.(b)	1,381,619	26,223,129
Cedar Realty Trust Inc.(b)	512,558	2,624,297
Colonial Properties Trust(b)	559,370	12,155,110
Cousins Properties Inc.	934,754	7,085,435
DiamondRock Hospitality Co.	1,505,123	15,487,716
Entertainment Properties Trust	196,700	9,122,946
Extra Space Storage Inc.(b)	433,537	12,481,530
Franklin Street Properties Corp.(b)	647,679	6,865,397
Getty Realty Corp.(b)	243,371	3,791,720
Healthcare Realty Trust Inc.(b)	412,537	9,075,814
Inland Real Estate Corp.(b)	480,866	4,265,281
Kilroy Realty Corp.(b)	300,206	13,992,602
Kite Realty Group Trust	572,434	3,016,727
LaSalle Hotel Properties(b)	767,240	21,590,134
Lexington Realty Trust(b)	1,212,352	10,899,045
LTC Properties Inc.	125,828	4,026,496
Medical Properties Trust Inc.	1,212,949	11,256,167
Parkway Properties Inc.(b)	197,909	2,074,086
Pennsylvania Real Estate Investment Trust(b)	497,920	7,603,238
Post Properties Inc.	210,117	9,846,083
Saul Centers Inc.(b)	33,867	1,366,872
Tanger Factory Outlet Centers Inc.	333,827	9,924,677
Universal Health Realty Income Trust(b)	37,776	1,497,063
Urstadt Biddle Properties Inc. Class A(b)	108,814	2,147,988

		211,716,614

RETAIL – 6.61%
Big 5 Sporting Goods Corp.	195,709	1,534,359
Brown Shoe Co. Inc.(b)	377,756	3,486,688
Cabela’s Inc.(a)(b)	382,778	14,602,981
Cato Corp. (The) Class A	104,943	2,900,625
Christopher & Banks Corp.	323,977	602,597
Coldwater Creek Inc.(a)(b)	798,807	926,616
Cracker Barrel Old Country Store Inc.	72,409	4,040,422
Finish Line Inc. (The) Class A	233,240	4,949,353
Fred’s Inc. Class A(b)	332,518	4,858,088
Group 1 Automotive Inc.	203,664	11,439,807

Security	Shares	Value
Haverty Furniture Companies Inc.	171,813	1,907,124
Hot Topic Inc.	380,112	3,858,137
Jack in the Box Inc.(a)(b)	395,621	9,483,035
Kirkland’s Inc.(a)(b)	66,400	1,074,352
Lithia Motors Inc. Class A	193,871	5,079,420
Liz Claiborne Inc.(a)(b)	453,482	6,058,520
Lumber Liquidators Holdings Inc.(a)	75,993	1,908,184
MarineMax Inc.(a)(b)	211,121	1,737,526
Men’s Wearhouse Inc. (The)	459,384	17,810,318
O’Charley’s Inc.(a)(b)	167,139	1,644,648
OfficeMax Inc.(a)(b)	775,264	4,434,510
P.F. Chang’s China Bistro Inc.	74,221	2,933,214
Pep Boys - Manny, Moe & Jack (The)	372,752	5,561,460
PetMed Express Inc.(b)	176,748	2,188,140
Red Robin Gourmet Burgers Inc.(a)(b)	99,767	3,710,335
Ruby Tuesday Inc.(a)(b)	562,298	5,133,781
Ruth’s Hospitality Group Inc.(a)(b)	316,973	2,405,825
Sonic Automotive Inc.(b)	312,096	5,589,639
Sonic Corp.(a)(b)	544,781	4,183,918
Stage Stores Inc.	273,789	4,446,333
Stein Mart Inc.(a)	242,479	1,600,361
Texas Roadhouse Inc.	214,243	3,565,004
Tuesday Morning Corp.(a)(b)	376,223	1,444,696
Zale Corp.(a)(b)	234,626	724,994
Zumiez Inc.(a)(b)	62,738	2,265,469

		150,090,479

SAVINGS & LOANS – 1.43%
Bank Mutual Corp.	416,571	1,682,947
Brookline Bancorp Inc.	630,335	5,906,239
Dime Community Bancshares Inc.	252,375	3,687,199
Northwest Bancshares Inc.	874,464	11,105,693
Oritani Financial Corp.	106,392	1,561,834
Provident Financial Services Inc.	482,423	7,009,606
ViewPoint Financial Group	96,949	1,491,076

		32,444,594

SEMICONDUCTORS – 2.12%
ATMI Inc.(a)(b)	159,863	3,724,808
Brooks Automation Inc.	191,302	2,358,754
Cohu Inc.	219,604	2,496,897
Diodes Inc.(a)(b)	125,892	2,918,177
DSP Group Inc.(a)	153,473	1,022,130
Kopin Corp.(a)(b)	323,550	1,316,848
Micrel Inc.	164,233	1,685,031
Microsemi Corp.(a)(b)	227,935	4,886,926
MKS Instruments Inc.	174,461	5,151,833
Monolithic Power Systems Inc.(a)(b)	93,733	1,843,728
Nanometrics Inc.(a)(b)	49,646	918,947
Pericom Semiconductor Corp.(a)	216,941	1,755,053
Rudolph Technologies Inc.(a)(b)	287,021	3,188,803
Sigma Designs Inc.(a)(b)	289,121	1,497,647
Standard Microsystems Corp.(a)(b)	108,017	2,794,400
Supertex Inc.(a)	67,180	1,213,943
Tessera Technologies Inc.(a)	163,564	2,821,479
TriQuint Semiconductor Inc.(a)(b)	628,209	4,331,501
Ultratech Inc.(a)	75,474	2,187,237

		48,114,142

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iShares® S&P SmallCap 600 Value Index Fund

March 31, 2012

Security	Shares	Value
SOFTWARE – 2.01%
Avid Technology Inc.(a)(b)	264,544	2,909,984
Bottomline Technologies Inc.(a)(b)	114,167	3,189,826
CSG Systems International Inc.(a)(b)	121,989	1,846,913
Digi International Inc.(a)(b)	231,056	2,539,305
EPIQ Systems Inc.	153,159	1,853,224
Monotype Imaging Holdings Inc.(a)(b)	163,601	2,437,655
Omnicell Inc.(a)	176,338	2,682,101
Progress Software Corp.(a)(b)	294,917	6,965,940
SYNNEX Corp.(a)(b)	232,688	8,874,720
Take-Two Interactive Software Inc.(a)(b)	803,075	12,355,309

		45,654,977

STORAGE & WAREHOUSING – 0.30%
Mobile Mini Inc.(a)(b)	327,499	6,916,779

		6,916,779

TELECOMMUNICATIONS – 3.00%
Anixter International Inc.(a)	248,862	18,049,961
ARRIS Group Inc.(a)	1,031,976	11,661,329
Black Box Corp.	157,273	4,012,034
Cbeyond Inc.(a)	277,136	2,217,088
Cincinnati Bell Inc.(a)(b)	1,764,427	7,092,997
Comtech Telecommunications Corp.	170,783	5,564,110
General Communication Inc. Class A(a)(b)	165,341	1,441,774
Harmonic Inc.(a)(b)	1,051,577	5,752,126
Lumos Networks Corp.	132,955	1,430,596
Neutral Tandem Inc.(a)(b)	81,915	998,544
Novatel Wireless Inc.(a)(b)	291,358	976,049
NTELOS Holdings Corp.	134,765	2,789,635
Oplink Communications Inc.(a)(b)	63,944	1,093,442
Symmetricom Inc.(a)(b)	376,554	2,172,717
USA Mobility Inc.	198,951	2,771,387

		68,023,789

TEXTILES – 0.36%
G&K Services Inc. Class A	169,168	5,785,545
UniFirst Corp.	37,205	2,289,968

		8,075,513

TOYS, GAMES & HOBBIES – 0.18%
JAKKS Pacific Inc.	231,763	4,044,264

		4,044,264

TRANSPORTATION – 1.89%
Arkansas Best Corp.	228,973	4,306,982
Bristow Group Inc.	319,802	15,264,149
Heartland Express Inc.	292,696	4,232,384
Hub Group Inc. Class A(a)(b)	145,820	5,253,895
Knight Transportation Inc.	290,714	5,134,009
Old Dominion Freight Line Inc.(a)(b)	118,453	5,646,655

Security	Shares	Value
Overseas Shipholding Group Inc.(b)	235,586	2,975,451

		42,813,525

TOTAL COMMON STOCKS (Cost: $2,103,676,249)		2,263,576,083

SHORT-TERM INVESTMENTS – 16.33%

MONEY MARKET FUNDS – 16.33%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25%(d)(e)(f)	340,772,223	340,772,223
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%(d)(e)(f)	26,407,158	26,407,158
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%(d)(e)	3,478,934	3,478,934

		370,658,315

TOTAL SHORT-TERM INVESTMENTS (Cost: $370,658,315)		370,658,315

TOTAL INVESTMENTS IN SECURITIES – 116.05% (Cost: $2,474,334,564)		2,634,234,398

Other Assets, Less Liabilities – (16.05)%		(364,414,905)

NET ASSETS – 100.00%		$2,269,819,493

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® S&P 1500 Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.81%

ADVERTISING – 0.15%
Harte-Hanks Inc.	1,212	$10,969
Interpublic Group of Companies Inc. (The)	12,002	136,943
Lamar Advertising Co. Class A(a)	1,577	51,110
Omnicom Group Inc.	7,323	370,910

		569,932

AEROSPACE & DEFENSE – 1.87%
AAR Corp.	1,060	19,345
AeroVironment Inc.(a)(b)	500	13,405
Alliant Techsystems Inc.	870	43,604
BE Aerospace Inc.(a)(b)	2,804	130,302
Boeing Co. (The)	19,974	1,485,466
Cubic Corp.	415	19,621
Curtiss-Wright Corp.	1,230	45,522
Esterline Technologies Corp.(a)	816	58,311
Exelis Inc.	4,948	61,949
GenCorp Inc.(a)	1,606	11,403
General Dynamics Corp.	9,557	701,293
Goodrich Corp.	3,362	421,729
Kaman Corp.	696	23,629
L-3 Communications Holdings Inc.	2,661	188,319
Lockheed Martin Corp.	7,138	641,421
Moog Inc. Class A(a)(b)	1,221	52,369
National Presto Industries Inc.(b)	124	9,407
Northrop Grumman Corp.	6,750	412,290
Orbital Sciences Corp.(a)(b)	1,557	20,475
Raytheon Co.	9,089	479,717
Rockwell Collins Inc.	3,994	229,895
Teledyne Technologies Inc.(a)(b)	985	62,104
Triumph Group Inc.	1,176	73,688
United Technologies Corp.	24,379	2,021,994

		7,227,258

AGRICULTURE – 1.87%
Alliance One International Inc.(a)(b)	2,385	8,992
Altria Group Inc.	54,790	1,691,367
Andersons Inc. (The)	487	23,712
Archer-Daniels-Midland Co.	17,709	560,667
Lorillard Inc.	3,529	456,935
Philip Morris International Inc.	46,117	4,086,427
Reynolds American Inc.	8,973	371,841
Universal Corp.	623	29,032

		7,228,973

AIRLINES – 0.08%
Alaska Air Group Inc.(a)	1,932	69,204
Allegiant Travel Co.(a)	391	21,310
JetBlue Airways Corp.(a)(b)	5,414	26,474
SkyWest Inc.	1,355	14,973
Southwest Airlines Co.	20,582	169,596

		301,557

Security	Shares	Value
APPAREL – 0.76%
Carter’s Inc.(a)	1,353	67,339
Coach Inc.	7,703	595,288
Crocs Inc.(a)(b)	2,400	50,208
Deckers Outdoor Corp.(a)(b)	1,055	66,518
Hanesbrands Inc.(a)(b)	2,593	76,597
Iconix Brand Group Inc.(a)(b)	1,966	34,169
K-Swiss Inc. Class A(a)(b)	755	3,096
Maidenform Brands Inc.(a)	622	14,001
Nike Inc. Class B	9,835	1,066,507
Oxford Industries Inc.	369	18,753
Perry Ellis International Inc.(a)(b)	344	6,422
Quiksilver Inc.(a)	3,359	13,570
Ralph Lauren Corp.	1,738	302,986
SKECHERS U.S.A. Inc. Class A(a)	1,000	12,720
Steven Madden Ltd.(a)(b)	1,066	45,572
True Religion Apparel Inc.(a)	700	19,180
Under Armour Inc. Class A(a)(b)	979	92,026
VF Corp.	2,341	341,739
Warnaco Group Inc. (The)(a)(b)	1,083	63,247
Wolverine World Wide Inc.	1,308	48,631

		2,938,569

AUTO MANUFACTURERS – 0.46%
Ford Motor Co.	101,801	1,271,495
Oshkosh Corp.(a)	2,425	56,187
PACCAR Inc.	9,548	447,133

		1,774,815

AUTO PARTS & EQUIPMENT – 0.24%
BorgWarner Inc.(a)	2,918	246,104
Goodyear Tire & Rubber Co. (The)(a)	6,498	72,907
Johnson Controls Inc.	18,220	591,786
Spartan Motors Inc.	954	5,047
Standard Motor Products Inc.	520	9,225
Superior Industries International Inc.	623	12,173

		937,242

BANKS – 7.03%
Associated Banc-Corp	4,613	64,398
BancorpSouth Inc.(b)	2,150	28,961
Bank of America Corp.	287,443	2,750,830
Bank of Hawaii Corp.	1,244	60,147
Bank of New York Mellon Corp. (The)	32,271	778,699
Bank of the Ozarks Inc.	767	23,976
BB&T Corp.	18,661	585,769
BBCN Bancorp Inc.(a)(b)	2,071	23,050
Boston Private Financial Holdings Inc.	2,051	20,325
Capital One Financial Corp.	14,824	826,290
Cathay General Bancorp	2,091	37,011
Citigroup Inc.	78,439	2,866,945
City Holding Co.	388	13,471
City National Corp.	1,237	64,905
Columbia Banking System Inc.	1,054	24,010
Comerica Inc.	5,269	170,505
Commerce Bancshares Inc.	2,150	87,118
Community Bank System Inc.	1,076	30,967
Cullen/Frost Bankers Inc.	1,625	94,559
CVB Financial Corp.	2,351	27,601

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2012

Security	Shares	Value
East West Bancorp Inc.	3,991	92,152
F.N.B. Corp.	3,726	45,010
Fifth Third Bancorp	24,716	347,260
First BanCorp (Puerto Rico)(a)	570	2,508
First Commonwealth Financial Corp.	2,879	17,619
First Financial Bancorp	1,553	26,867
First Financial Bankshares Inc.(b)	838	29,506
First Horizon National Corp.	6,775	70,325
First Midwest Bancorp Inc.	1,981	23,732
FirstMerit Corp.	2,908	49,029
Fulton Financial Corp.	5,307	55,724
Glacier Bancorp Inc.	1,916	28,625
Goldman Sachs Group Inc. (The)	13,255	1,648,524
Hancock Holding Co.	2,262	80,324
Hanmi Financial Corp.(a)(b)	932	9,432
Home Bancshares Inc.	613	16,312
Huntington Bancshares Inc.	23,092	148,943
Independent Bank Corp. (Massachusetts)	573	16,462
International Bancshares Corp.	1,445	30,562
J.P. Morgan Chase & Co.	102,238	4,700,903
KeyCorp	25,442	216,257
M&T Bank Corp.	3,399	295,305
Morgan Stanley	40,810	801,508
National Penn Bancshares Inc.	3,314	29,329
NBT Bancorp Inc.	899	19,850
Northern Trust Corp.	6,483	307,618
Old National Bancorp	2,524	33,165
PacWest Bancorp	879	21,360
Pinnacle Financial Partners Inc.(a)(b)	899	16,497
PNC Financial Services Group Inc. (The)(c)	14,131	911,308
PrivateBancorp Inc.	1,559	23,650
Prosperity Bancshares Inc.	1,246	57,067
Regions Financial Corp.	37,972	250,236
S&T Bancorp Inc.	763	16,549
Signature Bank(a)(b)	1,232	77,665
Simmons First National Corp. Class A	463	11,959
State Street Corp.	13,059	594,185
Sterling Bancorp	825	7,912
SunTrust Banks Inc.	14,314	345,969
Susquehanna Bancshares Inc.	5,035	49,746
SVB Financial Group(a)	1,165	74,956
Synovus Financial Corp.	16,919	34,684
TCF Financial Corp.	4,235	50,354
Texas Capital Bancshares Inc.(a)	1,004	34,758
Tompkins Financial Corp.	224	8,973
TrustCo Bank Corp. NY	2,555	14,589
Trustmark Corp.	1,702	42,516
U.S. Bancorp	51,182	1,621,446
UMB Financial Corp.	869	38,875
Umpqua Holdings Corp.	3,051	41,372
United Bankshares Inc.	986	28,456
United Community Banks Inc.(a)	532	5,187
Valley National Bancorp	4,996	64,698
Webster Financial Corp.	1,956	44,343
Wells Fargo & Co.	141,230	4,821,592
Westamerica Bancorp	750	36,000
Wilshire Bancorp Inc.(a)	1,503	7,260
Wintrust Financial Corp.	959	34,323
Zions Bancorp	4,890	104,939

		27,215,812

Security	Shares	Value
BEVERAGES – 2.32%
Beam Inc.	4,194	245,643
Boston Beer Co. Inc. (The) Class A(a)(b)	228	24,348
Brown-Forman Corp. Class B NVS	2,655	221,400
Coca-Cola Co. (The)	60,614	4,486,042
Coca-Cola Enterprises Inc.	8,076	230,974
Constellation Brands Inc. Class A(a)	4,620	108,986
Dr Pepper Snapple Group Inc.	5,655	227,388
Green Mountain Coffee Roasters Inc.(a)	3,467	162,394
Molson Coors Brewing Co. Class B NVS	4,225	191,181
Monster Beverage Corp.(a)	4,055	251,775
Peet’s Coffee & Tea Inc.(a)(b)	343	25,279
PepsiCo Inc.	42,066	2,791,079

		8,966,489

BIOTECHNOLOGY – 1.34%
Amgen Inc.	21,199	1,441,320
ArQule Inc.(a)(b)	1,498	10,501
Bio-Rad Laboratories Inc. Class A(a)(b)	522	54,126
Biogen Idec Inc.(a)	6,395	805,578
Cambrex Corp.(a)(b)	745	5,208
Celgene Corp.(a)	11,754	911,170
Charles River Laboratories International Inc.(a)	1,291	46,592
Cubist Pharmaceuticals Inc.(a)(b)	1,703	73,655
Emergent BioSolutions Inc.(a)	683	10,928
Enzo Biochem Inc.(a)(b)	1,007	2,709
Gilead Sciences Inc.(a)	20,285	990,922
Life Technologies Corp.(a)	4,796	234,141
Medicines Co. (The)(a)	1,461	29,322
Momenta Pharmaceuticals Inc.(a)(b)	1,130	17,312
Regeneron Pharmaceuticals Inc.(a)(b)	2,034	237,205
United Therapeutics Corp.(a)(b)	1,443	68,009
Vertex Pharmaceuticals Inc.(a)	5,655	231,911

		5,170,609

BUILDING MATERIALS – 0.16%
AAON Inc.(b)	515	10,398
Apogee Enterprises Inc.	746	9,661
Comfort Systems USA Inc.	1,040	11,346
Drew Industries Inc.(a)	509	13,901
Eagle Materials Inc.	1,214	42,187
Fortune Brands Home & Security Inc.(a)	4,233	93,422
Gibraltar Industries Inc.(a)(b)	842	12,756
Griffon Corp.	1,262	13,504
Headwaters Inc.(a)(b)	1,434	5,994
Lennox International Inc.	1,358	54,728
Louisiana-Pacific Corp.(a)	3,569	33,370
Martin Marietta Materials Inc.	1,221	104,554
Masco Corp.	9,537	127,510
NCI Building Systems Inc.(a)	573	6,595
Quanex Building Products Corp.	986	17,383
Simpson Manufacturing Co. Inc.	1,093	35,249
Texas Industries Inc.	734	25,697
Universal Forest Products Inc.	527	18,171

		636,426

CHEMICALS – 2.29%
A. Schulman Inc.	823	22,238
Air Products and Chemicals Inc.	5,641	517,844

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2012

Security	Shares	Value
Airgas Inc.	1,849	164,506
Albemarle Corp.	2,383	152,321
American Vanguard Corp.	643	13,947
Ashland Inc.	2,117	129,264
Balchem Corp.	774	23,414
Cabot Corp.	1,674	71,446
CF Industries Holdings Inc.	1,751	319,820
Cytec Industries Inc.	1,234	75,015
Dow Chemical Co. (The)	31,751	1,099,855
E.I. du Pont de Nemours and Co.	24,971	1,320,966
Eastman Chemical Co.	3,661	189,237
Ecolab Inc.	7,790	480,799
FMC Corp.	1,873	198,276
H.B. Fuller Co.	1,304	42,810
Hawkins Inc.	246	9,151
International Flavors & Fragrances Inc.	2,164	126,810
Intrepid Potash Inc.(a)	1,405	34,184
Kraton Performance Polymers Inc.(a)	869	23,089
Minerals Technologies Inc.	486	31,789
Monsanto Co.	14,340	1,143,758
Mosaic Co. (The)	7,960	440,108
NewMarket Corp.	284	53,222
Olin Corp.	2,157	46,915
OM Group Inc.(a)(b)	870	23,934
PolyOne Corp.	2,313	33,307
PPG Industries Inc.	4,059	388,852
Praxair Inc.	7,994	916,432
Quaker Chemical Corp.	338	13,334
RPM International Inc.	3,513	92,006
Sensient Technologies Corp.	1,327	50,426
Sherwin-Williams Co. (The)	2,308	250,810
Sigma-Aldrich Corp.	3,218	235,107
Stepan Co.	226	19,843
Valspar Corp. (The)	2,498	120,628
Zep Inc.	570	8,208

		8,883,671

COAL – 0.16%
Alpha Natural Resources Inc.(a)	5,893	89,633
Arch Coal Inc.	5,698	61,026
Cloud Peak Energy Inc.(a)	1,626	25,902
CONSOL Energy Inc.	6,116	208,556
Patriot Coal Corp.(a)(b)	2,418	15,088
Peabody Energy Corp.	7,288	211,060
SunCoke Energy Inc.(a)	1,850	26,288

		637,553

COMMERCIAL SERVICES – 1.98%
Aaron’s Inc.	2,067	53,535
ABM Industries Inc.	1,262	30,667
Alliance Data Systems Corp.(a)(b)	1,332	167,779
American Public Education Inc.(a)	477	18,126
AMN Healthcare Services Inc.(a)(b)	1,057	6,405
Apollo Group Inc. Class A(a)	3,026	116,925
Arbitron Inc.	734	27,143
Automatic Data Processing Inc.	13,140	725,197
Brink’s Co. (The)	1,238	29,551
Capella Education Co.(a)(b)	392	14,092
Cardtronics Inc.(a)	1,161	30,476
Career Education Corp.(a)(b)	1,585	12,775
CDI Corp.	319	5,720

Security	Shares	Value
Chemed Corp.	510	31,967
Consolidated Graphics Inc.(a)(b)	242	10,951
Convergys Corp.(a)	3,037	40,544
CoreLogic Inc.(a)	2,807	45,810
Corinthian Colleges Inc.(a)	2,103	8,707
Corporate Executive Board Co. (The)	923	39,698
Corrections Corp. of America(a)	2,659	72,617
CorVel Corp.(a)	169	6,741
Cross Country Healthcare Inc.(a)	830	4,158
Deluxe Corp.	1,344	31,477
DeVry Inc.	1,625	55,039
Equifax Inc.	3,201	141,676
Forrester Research Inc.	381	12,344
FTI Consulting Inc.(a)(b)	1,098	41,197
Gartner Inc.(a)(b)	2,507	106,899
GEO Group Inc. (The)(a)	1,584	30,112
Global Payments Inc.	2,080	98,738
H&R Block Inc.	7,849	129,273
Healthcare Services Group Inc.	1,771	37,669
Heartland Payment Systems Inc.	1,064	30,686
Heidrick & Struggles International Inc.	474	10,442
HMS Holdings Corp.(a)(b)	2,342	73,094
Insperity Inc.	600	18,384
Iron Mountain Inc.	4,603	132,566
ITT Educational Services Inc.(a)(b)	536	35,451
Kelly Services Inc. Class A	751	12,009
Korn/Ferry International(a)(b)	1,248	20,904
Landauer Inc.	250	13,255
Lender Processing Services Inc.	2,225	57,850
Lincoln Educational Services Corp.	600	4,746
Live Nation Entertainment Inc.(a)(b)	3,893	36,594
Manpower Inc.	2,133	101,040
MasterCard Inc. Class A	2,846	1,196,857
Matthews International Corp. Class A	796	25,186
MAXIMUS Inc.	928	37,742
Medifast Inc.(a)	357	6,233
Midas Inc.(a)(b)	415	4,764
Monro Muffler Brake Inc.	825	34,229
Monster Worldwide Inc.(a)(b)	3,439	33,530
Moody’s Corp.	5,234	220,351
Navigant Consulting Inc.(a)	1,383	19,238
On Assignment Inc.(a)	1,038	18,134
PAREXEL International Corp.(a)	1,568	42,289
Paychex Inc.	8,674	268,807
Quanta Services Inc.(a)	5,647	118,022
R.R. Donnelley & Sons Co.(b)	4,808	59,571
Rent-A-Center Inc.	1,627	61,419
Resources Connection Inc.	1,228	17,253
Robert Half International Inc.	3,851	116,685
Rollins Inc.	1,735	36,921
SAIC Inc.(a)	7,346	96,967
SEI Investments Co.	3,874	80,153
Service Corp. International	5,980	67,335
Sotheby’s	1,800	70,812
Strayer Education Inc.(b)	302	28,473
TeleTech Holdings Inc.(a)(b)	654	10,529
Total System Services Inc.	4,273	98,578
Towers Watson & Co. Class A	1,363	90,053
TrueBlue Inc.(a)(b)	1,029	18,399
United Rentals Inc.(a)(b)	1,666	71,455
Universal Technical Institute Inc.	563	7,426
Valassis Communications Inc.(a)(b)	1,134	26,082
Viad Corp.	536	10,415

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2012

Security	Shares	Value
Visa Inc. Class A	13,324	1,572,232
Western Union Co.	16,550	291,280
Wright Express Corp.(a)(b)	1,021	66,089

		7,654,538

COMPUTERS – 7.59%
Accenture PLC Class A	17,336	1,118,172
Agilysys Inc.(a)(b)	415	3,731
Apple Inc.(a)	24,972	14,969,965
CACI International Inc. Class A(a)(b)	704	43,852
Cadence Design Systems Inc.(a)(b)	7,372	87,285
CIBER Inc.(a)	2,022	8,573
Cognizant Technology Solutions Corp. Class A(a)	8,122	624,988
Computer Sciences Corp.	4,126	123,532
Dell Inc.(a)	40,904	679,006
Diebold Inc.	1,700	65,484
DST Systems Inc.	917	49,729
EMC Corp.(a)	54,991	1,643,131
Hewlett-Packard Co.	52,936	1,261,465
iGATE Corp.(a)	830	13,911
Insight Enterprises Inc.(a)(b)	1,191	26,119
International Business Machines Corp.	31,033	6,475,035
j2 Global Inc.	1,311	37,599
Jack Henry & Associates Inc.	2,298	78,408
Lexmark International Inc. Class A	1,920	63,821
LivePerson Inc.(a)(b)	1,292	21,667
Manhattan Associates Inc.(a)	560	26,617
Mentor Graphics Corp.(a)(b)	2,521	37,462
Mercury Computer Systems Inc.(a)(b)	807	10,693
MICROS Systems Inc.(a)	2,161	119,482
MTS Systems Corp.	411	21,820
NCI Inc. Class A(a)(b)	235	1,502
NCR Corp.(a)	4,195	91,073
NetApp Inc.(a)	9,703	434,403
NetScout Systems Inc.(a)(b)	972	19,770
RadiSys Corp.(a)	657	4,862
Riverbed Technology Inc.(a)	4,245	119,200
SanDisk Corp.(a)	6,516	323,128
Stratasys Inc.(a)(b)	580	21,182
Super Micro Computer Inc.(a)(b)	730	12,746
Sykes Enterprises Inc.(a)(b)	1,134	17,917
Synaptics Inc.(a)	863	31,508
Synopsys Inc.(a)	3,923	120,279
Teradata Corp.(a)	4,488	305,857
Virtusa Corp.(a)	513	8,860
Western Digital Corp.(a)	6,290	260,343

		29,384,177

COSMETICS & PERSONAL CARE – 1.76%
Avon Products Inc.	11,529	223,201
Colgate-Palmolive Co.	12,846	1,256,082
Estee Lauder Companies Inc. (The) Class A	6,004	371,888
Inter Parfums Inc.	457	7,170
Procter & Gamble Co. (The)	73,769	4,958,015

		6,816,356

DISTRIBUTION & WHOLESALE – 0.47%
Arrow Electronics Inc.(a)	2,976	124,903
Brightpoint Inc.(a)(b)	1,816	14,619
Fastenal Co.	7,889	426,795

Security	Shares	Value
Fossil Inc.(a)(b)	1,395	184,112
Genuine Parts Co.	4,186	262,671
Ingram Micro Inc. Class A(a)	4,042	75,019
LKQ Corp.(a)	3,911	121,906
MWI Veterinary Supply Inc.(a)(b)	338	29,744
Owens & Minor Inc.	1,696	51,575
Pool Corp.	1,286	48,122
ScanSource Inc.(a)(b)	733	27,356
United Stationers Inc.	1,095	33,978
W.W. Grainger Inc.	1,638	351,859
Watsco Inc.	752	55,678

		1,808,337

DIVERSIFIED FINANCIAL SERVICES – 1.81%
Affiliated Managers Group Inc.(a)	1,438	160,783
American Express Co.	27,181	1,572,693
Ameriprise Financial Inc.	5,967	340,895
BlackRock Inc.(c)	2,686	550,361
Calamos Asset Management Inc. Class A	525	6,883
CBOE Holdings Inc.	2,408	68,435
Charles Schwab Corp. (The)	29,018	416,989
CME Group Inc.	1,778	514,429
Discover Financial Services	14,173	472,528
E*TRADE Financial Corp.(a)	6,796	74,416
Eaton Vance Corp.	3,118	89,112
Encore Capital Group Inc.(a)	582	13,124
Federated Investors Inc. Class B(b)	2,499	56,003
Financial Engines Inc.(a)(b)	1,020	22,807
Franklin Resources Inc.	3,812	472,802
Greenhill & Co. Inc.	767	33,472
Higher One Holdings Inc.(a)(b)	800	11,960
Interactive Brokers Group Inc. Class A	1,006	17,102
IntercontinentalExchange Inc.(a)	1,953	268,381
Invesco Ltd.	11,996	319,933
Investment Technology Group Inc.(a)(b)	1,098	13,132
Janus Capital Group Inc.	5,013	44,666
Jefferies Group Inc.	4,096	77,169
Legg Mason Inc.	3,312	92,504
NASDAQ OMX Group Inc. (The)(a)	3,318	85,936
National Financial Partners Corp.(a)(b)	1,013	15,337
NYSE Euronext Inc.	6,908	207,309
Piper Jaffray Companies Inc.(a)(b)	412	10,967
Portfolio Recovery Associates Inc.(a)(b)	455	32,633
Raymond James Financial Inc.	2,999	109,553
SLM Corp.	13,709	216,054
Stifel Financial Corp.(a)	1,432	54,187
SWS Group Inc.	840	4,805
T. Rowe Price Group Inc.	6,775	442,408
Virtus Investment Partners Inc.(a)(b)	208	17,842
Waddell & Reed Financial Inc. Class A	2,305	74,705
World Acceptance Corp.(a)(b)	391	23,949

		7,006,264

ELECTRIC – 3.04%
AES Corp. (The)(a)	17,293	226,020
ALLETE Inc.	862	35,764
Alliant Energy Corp.	2,952	127,881
Ameren Corp.	6,525	212,585
American Electric Power Co. Inc.	12,930	498,839
Avista Corp.	1,561	39,930
Black Hills Corp.	1,183	39,666

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2012

Security	Shares	Value
Central Vermont Public Service Corp.	366	12,883
CH Energy Group Inc.	411	27,426
Cleco Corp.	1,620	64,233
CMS Energy Corp.	6,920	152,240
Consolidated Edison Inc.	7,832	457,545
Dominion Resources Inc.	15,272	782,079
DTE Energy Co.	4,554	250,607
Duke Energy Corp.	35,782	751,780
Edison International	8,700	369,837
El Paso Electric Co.	1,112	36,129
Entergy Corp.	4,749	319,133
Exelon Corp.	22,799	893,949
FirstEnergy Corp.	11,187	510,015
Great Plains Energy Inc.	3,621	73,398
Hawaiian Electric Industries Inc.	2,567	65,073
IDACORP Inc.	1,320	54,278
Integrys Energy Group Inc.	2,118	112,233
MDU Resources Group Inc.	5,034	112,711
National Fuel Gas Co.	2,204	106,056
NextEra Energy Inc.	11,147	680,859
Northeast Utilities	4,726	175,429
NorthWestern Corp.	960	34,042
NRG Energy Inc.(a)	6,160	96,527
NSTAR	2,759	134,170
NV Energy Inc.	6,313	101,766
OGE Energy Corp.	2,624	140,384
Pepco Holdings Inc.	6,052	114,322
PG&E Corp.	11,021	478,422
Pinnacle West Capital Corp.	2,905	139,150
PNM Resources Inc.	2,082	38,101
PPL Corp.	15,481	437,493
Progress Energy Inc.	7,889	418,985
Public Service Enterprise Group Inc.	13,521	413,878
SCANA Corp.	3,118	142,212
Southern Co. (The)	23,211	1,042,870
TECO Energy Inc.	5,775	101,351
UIL Holdings Corp.	1,344	46,717
UniSource Energy Corp.	1,044	38,179
Westar Energy Inc.	3,391	94,711
Wisconsin Energy Corp.	6,146	216,216
Xcel Energy Inc.	13,088	346,439

		11,764,513

ELECTRICAL COMPONENTS & EQUIPMENT – 0.48%
Acuity Brands Inc.	1,141	71,689
Advanced Energy Industries Inc.(a)(b)	1,002	13,146
AMETEK Inc.	4,316	209,369
Belden Inc.	1,258	47,691
Emerson Electric Co.	19,671	1,026,433
Encore Wire Corp.	516	15,341
Energizer Holdings Inc.(a)	1,760	130,557
EnerSys Inc.(a)(b)	1,248	43,243
General Cable Corp.(a)(b)	1,379	40,101
Hubbell Inc. Class B	1,596	125,414
Littelfuse Inc.	575	36,052
Molex Inc.	3,724	104,719
Powell Industries Inc.(a)(b)	233	7,980
Vicor Corp.	520	4,160

		1,875,895

Security	Shares	Value

ELECTRONICS – 1.47%
Agilent Technologies Inc.	9,326	415,100
American Science and Engineering Inc.	242	16,226
Amphenol Corp. Class A	4,393	262,570
Analogic Corp.	336	22,693
Avnet Inc.(a)	3,903	142,030
Badger Meter Inc.	390	13,256
Bel Fuse Inc. Class B	251	4,435
Benchmark Electronics Inc.(a)(b)	1,566	25,823
Brady Corp. Class A	1,410	45,614
Checkpoint Systems Inc.(a)(b)	1,091	12,306
CTS Corp.	880	9,258
Cymer Inc.(a)(b)	815	40,750
Daktronics Inc.	1,008	8,961
Electro Scientific Industries Inc.	638	9,576
ESCO Technologies Inc.	702	25,813
FARO Technologies Inc.(a)(b)	455	26,540
FEI Co.(a)(b)	1,029	50,534
FLIR Systems Inc.	4,135	104,657
Gentex Corp.	3,834	93,933
Honeywell International Inc.	20,767	1,267,825
II-VI Inc.(a)(b)	1,470	34,766
Itron Inc.(a)	1,089	49,451
Jabil Circuit Inc.	4,966	124,746
Measurement Specialties Inc.(a)(b)	395	13,312
Methode Electronics Inc.	1,001	9,289
Mettler-Toledo International Inc.(a)	848	156,668
National Instruments Corp.	2,472	70,501
Newport Corp.(a)	990	17,543
OSI Systems Inc.(a)	526	32,244
Park Electrochemical Corp.	533	16,113
PerkinElmer Inc.	3,004	83,091
Plexus Corp.(a)(b)	936	32,751
Pulse Electronics Corp.	1,133	2,844
Rofin-Sinar Technologies Inc.(a)(b)	750	19,778
Rogers Corp.(a)(b)	415	16,081
TE Connectivity Ltd.	11,389	418,546
Tech Data Corp.(a)(b)	1,100	59,686
Thermo Fisher Scientific Inc.	9,790	551,960
Thomas & Betts Corp.(a)	1,400	100,674
Trimble Navigation Ltd.(a)(b)	3,345	182,035
TTM Technologies Inc.(a)(b)	1,401	16,097
Tyco International Ltd.	12,348	693,711
Vishay Intertechnology Inc.(a)(b)	4,157	50,549
Waters Corp.(a)	2,397	222,106
Watts Water Technologies Inc. Class A	778	31,704
Woodward Inc.	1,603	68,656

		5,672,802

ENGINEERING & CONSTRUCTION – 0.24%
AECOM Technology Corp.(a)	3,157	70,622
Aegion Corp.(a)(b)	1,037	18,490
Dycom Industries Inc.(a)	899	21,001
EMCOR Group Inc.	1,801	49,924
Exponent Inc.(a)(b)	370	17,952
Fluor Corp.	4,518	271,261
Granite Construction Inc.	946	27,188
Jacobs Engineering Group Inc.(a)	3,457	153,387
KBR Inc.	3,952	140,494
Orion Marine Group Inc.(a)(b)	717	5,184
Shaw Group Inc. (The)(a)	1,729	54,826
URS Corp.	2,137	90,865

		921,194

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2012

Security	Shares	Value

ENTERTAINMENT – 0.09%
Bally Technologies Inc.(a)	1,143	53,435
DreamWorks Animation SKG Inc. Class A(a)(b)	1,893	34,926
International Game Technology	7,944	133,380
International Speedway Corp. Class A	754	20,923
Marriott Vacations Worldwide Corp.(a)	713	20,328
Multimedia Games Holding Co. Inc.(a)	766	8,395
Pinnacle Entertainment Inc.(a)	1,613	18,566
Scientific Games Corp. Class A(a)	1,501	17,502
Shuffle Master Inc.(a)(b)	1,442	25,379

		332,834

ENVIRONMENTAL CONTROL – 0.32%
Calgon Carbon Corp.(a)(b)	1,500	23,415
Clean Harbors Inc.(a)(b)	1,258	84,701
Darling International Inc.(a)	3,142	54,734
Mine Safety Appliances Co.	814	33,439
Republic Services Inc.	8,426	257,498
Stericycle Inc.(a)	2,267	189,612
Tetra Tech Inc.(a)(b)	1,663	43,837
Waste Connections Inc.	3,316	107,869
Waste Management Inc.	12,353	431,861

		1,226,966

FOOD – 1.88%
B&G Foods Inc. Class A	1,262	28,408
Cal-Maine Foods Inc.	388	14,845
Calavo Growers Inc.	351	9,400
Campbell Soup Co.	4,792	162,209
ConAgra Foods Inc.	11,049	290,147
Corn Products International Inc.	2,054	118,413
Dean Foods Co.(a)	4,938	59,799
Diamond Foods Inc.(b)	588	13,418
Flowers Foods Inc.	3,036	61,843
General Mills Inc.	17,263	681,025
H.J. Heinz Co.	8,563	458,549
Hain Celestial Group Inc.(a)(b)	1,184	51,871
Hershey Co. (The)	4,129	253,231
Hormel Foods Corp.	3,721	109,844
J&J Snack Foods Corp.	387	20,302
J.M. Smucker Co. (The)	3,036	247,009
Kellogg Co.	6,619	354,977
Kraft Foods Inc. Class A	47,361	1,800,192
Kroger Co. (The)	15,349	371,906
Lancaster Colony Corp.	531	35,290
McCormick & Co. Inc. NVS	3,577	194,696
Nash-Finch Co.	319	9,066
Post Holdings Inc.(a)(b)	732	24,105
Ralcorp Holdings Inc.(a)	1,465	108,542
Safeway Inc.	7,179	145,088
Sanderson Farms Inc.	500	26,515
Sara Lee Corp.	15,878	341,853
Seneca Foods Corp. Class A(a)(b)	243	6,401
Smithfield Foods Inc.(a)(b)	4,270	94,068
Snyders-Lance Inc.	1,230	31,795
Spartan Stores Inc.	607	10,999
SUPERVALU Inc.(b)	5,701	32,553

Security	Shares	Value
Sysco Corp.	15,678	468,145
Tootsie Roll Industries Inc.	674	15,445
TreeHouse Foods Inc.(a)(b)	963	57,298
Tyson Foods Inc. Class A	7,760	148,604
United Natural Foods Inc.(a)	1,304	60,845
Whole Foods Market Inc.	4,363	363,002

		7,281,698

FOREST PRODUCTS & PAPER – 0.21%
Buckeye Technologies Inc.	1,039	35,295
Clearwater Paper Corp.(a)(b)	615	20,424
Deltic Timber Corp.	284	17,974
Domtar Corp.	998	95,189
International Paper Co.	11,739	412,039
KapStone Paper and Packaging Corp.(a)(b)	1,062	20,921
MeadWestvaco Corp.	4,567	144,272
Neenah Paper Inc.	395	11,747
Schweitzer-Mauduit International Inc.	432	29,834
Wausau Paper Corp.	1,357	12,729

		800,424

GAS – 0.40%
AGL Resources Inc.	3,123	122,484
Atmos Energy Corp.	2,400	75,504
CenterPoint Energy Inc.	11,380	224,414
Laclede Group Inc. (The)	597	23,295
New Jersey Resources Corp.	1,101	49,072
NiSource Inc.	7,602	185,109
Northwest Natural Gas Co.	711	32,279
Piedmont Natural Gas Co.	1,918	59,592
Questar Corp.	4,748	91,446
Sempra Energy	6,426	385,303
South Jersey Industries Inc.	801	40,082
Southwest Gas Corp.	1,220	52,143
UGI Corp.	3,019	82,268
Vectren Corp.	2,189	63,612
WGL Holdings Inc.	1,362	55,433

		1,542,036

HAND & MACHINE TOOLS – 0.19%
Franklin Electric Co. Inc.	502	24,633
Kennametal Inc.	2,160	96,185
Lincoln Electric Holdings Inc.	2,260	102,423
Regal Beloit Corp.	1,110	72,761
Snap-on Inc.	1,558	94,991
Stanley Black & Decker Inc.	4,531	348,706

		739,699

HEALTH CARE – PRODUCTS – 1.97%
Abaxis Inc.(a)	596	17,361
Affymetrix Inc.(a)	1,935	8,262
Baxter International Inc.	15,010	897,298
Becton, Dickinson and Co.	5,617	436,160
Boston Scientific Corp.(a)	39,029	233,393
C.R. Bard Inc.	2,260	223,107
Cantel Medical Corp.	522	13,097
CareFusion Corp.(a)	6,060	157,136
CONMED Corp.	752	22,462
Cooper Companies Inc. (The)	1,283	104,834

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2012

Security	Shares	Value
Covidien PLC	12,946	707,887
CryoLife Inc.(a)	818	4,311
Cyberonics Inc.(a)(b)	688	26,233
Edwards Lifesciences Corp.(a)	3,068	223,136
Gen-Probe Inc.(a)(b)	1,194	79,294
Greatbatch Inc.(a)	637	15,619
Haemonetics Corp.(a)(b)	687	47,870
Hanger Orthopedic Group Inc.(a)(b)	917	20,046
Henry Schein Inc.(a)(b)	2,420	183,146
Hill-Rom Holdings Inc.	1,683	56,229
Hologic Inc.(a)	7,012	151,109
Hospira Inc.(a)	4,386	163,992
ICU Medical Inc.(a)(b)	339	16,665
IDEXX Laboratories Inc.(a)(b)	1,474	128,901
Integra LifeSciences Holdings Corp.(a)(b)	536	18,594
Intuitive Surgical Inc.(a)	1,050	568,837
Invacare Corp.	850	14,084
Kensey Nash Corp.	197	5,764
Masimo Corp.(a)	1,583	37,011
Medtronic Inc.	27,873	1,092,343
Meridian Bioscience Inc.	1,092	21,163
Merit Medical Systems Inc.(a)(b)	1,112	13,811
Natus Medical Inc.(a)	749	8,936
NuVasive Inc.(a)(b)	1,117	18,810
Palomar Medical Technologies Inc.(a)(b)	476	4,446
PSS World Medical Inc.(a)	1,412	35,780
ResMed Inc.(a)(b)	3,903	120,642
St. Jude Medical Inc.	8,567	379,604
Steris Corp.	1,577	49,865
Stryker Corp.	8,676	481,344
SurModics Inc.(a)	354	5,441
Symmetry Medical Inc.(a)(b)	984	6,957
TECHNE Corp.	987	69,189
Teleflex Inc.	1,090	66,653
Thoratec Corp.(a)(b)	1,600	53,936
Varian Medical Systems Inc.(a)	3,019	208,190
West Pharmaceutical Services Inc.	888	37,767
Zimmer Holdings Inc.	4,777	307,066
Zoll Medical Corp.(a)	585	54,189

		7,617,970

HEALTH CARE – SERVICES – 1.42%
Aetna Inc.	9,368	469,899
Air Methods Corp.(a)(b)	294	25,652
Almost Family Inc.(a)	223	5,800
Amedisys Inc.(a)(b)	778	11,250
AMERIGROUP Corp.(a)(b)	1,296	87,195
AmSurg Corp.(a)(b)	823	23,028
Bio-Reference Laboratories Inc.(a)(b)	684	16,081
Centene Corp.(a)(b)	1,386	67,872
Cigna Corp.	7,668	377,649
Community Health Systems Inc.(a)	2,366	52,620
Covance Inc.(a)	1,559	74,255
Coventry Health Care Inc.	3,794	134,953
DaVita Inc.(a)	2,502	225,605
Ensign Group Inc. (The)	455	12,358
Gentiva Health Services Inc.(a)(b)	817	7,141
Health Management Associates Inc. Class A(a)	6,816	45,804
Health Net Inc.(a)(b)	2,210	87,781
Healthways Inc.(a)(b)	868	6,388
Humana Inc.	4,382	405,247
IPC The Hospitalist Co. Inc.(a)(b)	439	16,204

Security	Shares	Value
Kindred Healthcare Inc.(a)(b)	1,421	12,277
Laboratory Corp. of America Holdings(a)	2,613	239,194
LHC Group Inc.(a)	399	7,393
LifePoint Hospitals Inc.(a)(b)	1,287	50,759
Lincare Holdings Inc.	2,348	60,766
Magellan Health Services Inc.(a)	741	36,168
MEDNAX Inc.(a)(b)	1,308	97,276
Molina Healthcare Inc.(a)	776	26,097
Quest Diagnostics Inc.	4,227	258,481
Tenet Healthcare Corp.(a)(b)	11,046	58,654
UnitedHealth Group Inc.	27,989	1,649,672
Universal Health Services Inc. Class B	2,593	108,673
WellCare Health Plans Inc.(a)	1,165	83,740
WellPoint Inc.	8,961	661,322

		5,503,254

HOLDING COMPANIES – DIVERSIFIED – 0.05%
Apollo Investment Corp.	5,199	37,277
Leucadia National Corp.	5,281	137,834
Prospect Capital Corp.(b)	3,285	36,069

		211,180

HOME BUILDERS – 0.17%
D.R. Horton Inc.	7,550	114,533
KB Home	1,907	16,972
Lennar Corp. Class A	4,316	117,309
M.D.C. Holdings Inc.	1,005	25,919
M/I Homes Inc.(a)(b)	497	6,143
Meritage Homes Corp.(a)	724	19,591
NVR Inc.(a)	136	98,781
PulteGroup Inc.(a)(b)	8,969	79,376
Ryland Group Inc. (The)	1,184	22,828
Standard-Pacific Corp.(a)	2,819	12,573
Thor Industries Inc.	1,206	38,061
Toll Brothers Inc.(a)	3,948	94,712
Winnebago Industries Inc.(a)(b)	772	7,566

		654,364

HOME FURNISHINGS – 0.09%
DTS Inc.(a)	451	13,629
Ethan Allen Interiors Inc.	676	17,116
Harman International Industries Inc.	1,867	87,394
La-Z-Boy Inc.(a)	1,377	20,600
Select Comfort Corp.(a)(b)	1,547	50,107
Universal Electronics Inc.(a)(b)	392	7,832
VOXX International Corp.(a)(b)	510	6,916
Whirlpool Corp.	2,045	157,179

		360,773

HOUSEHOLD PRODUCTS & WARES – 0.40%
American Greetings Corp. Class A	1,077	16,521
Avery Dennison Corp.	2,895	87,226
Blyth Inc.	132	9,878
Central Garden & Pet Co. Class A(a)(b)	1,261	12,143
Church & Dwight Co. Inc.	3,831	188,447
Clorox Co. (The)	3,490	239,938
Helen of Troy Ltd.(a)(b)	832	28,296
Kimberly-Clark Corp.	10,532	778,210
Prestige Brands Holdings Inc.(a)(b)	1,328	23,213

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2012

Security	Shares	Value
Scotts Miracle-Gro Co. (The) Class A(b)	1,143	61,905
Standard Register Co. (The)(b)	388	485
Tupperware Brands Corp.	1,498	95,123
WD-40 Co.	439	19,909

		1,561,294

HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	7,788	138,704
Toro Co. (The)	788	56,035

		194,739

INSURANCE – 3.57%
ACE Ltd.	9,031	661,069
Aflac Inc.	12,502	574,967
Alleghany Corp.(a)	392	129,007
Allstate Corp. (The)	13,320	438,494
American Financial Group Inc.	2,026	78,163
American International Group Inc.(a)	14,406	444,137
Amerisafe Inc.(a)(b)	476	11,776
Aon Corp.	8,690	426,331
Arthur J. Gallagher & Co.	3,094	110,580
Aspen Insurance Holdings Ltd.(b)	1,889	52,779
Assurant Inc.	2,356	95,418
Berkshire Hathaway Inc. Class B(a)	47,090	3,821,353
Brown & Brown Inc.	3,109	73,932
Chubb Corp. (The)	7,252	501,186
Cincinnati Financial Corp.	4,341	149,808
Delphi Financial Group Inc. Class A	1,461	65,409
eHealth Inc.(a)(b)	572	9,329
Employers Holdings Inc.	613	10,856
Everest Re Group Ltd.	1,453	134,432
Fidelity National Financial Inc. Class A	5,939	107,080
First American Financial Corp.	2,799	46,547
Genworth Financial Inc. Class A(a)	13,147	109,383
Hanover Insurance Group Inc. (The)	1,210	49,755
Hartford Financial Services Group Inc. (The)	11,766	248,027
HCC Insurance Holdings Inc.	2,803	87,370
Horace Mann Educators Corp.	1,064	18,748
Infinity Property and Casualty Corp.	333	17,426
Kemper Corp.	1,349	40,848
Lincoln National Corp.	7,835	206,531
Loews Corp.	8,200	326,934
Marsh & McLennan Companies Inc.	14,531	476,471
Meadowbrook Insurance Group Inc.	1,391	12,978
Mercury General Corp.	809	35,386
MetLife Inc.	28,401	1,060,777
Navigators Group Inc. (The)(a)(b)	293	13,841
Old Republic International Corp.	7,017	74,029
Presidential Life Corp.	597	6,824
Principal Financial Group Inc.	8,104	239,149
ProAssurance Corp.	817	71,986
Progressive Corp. (The)	16,331	378,553
Protective Life Corp.	2,230	66,053
Prudential Financial Inc.	12,580	797,446
Reinsurance Group of America Inc.	1,977	117,572
RLI Corp.	446	31,951
Safety Insurance Group Inc.	401	16,698
Selective Insurance Group Inc.	1,439	25,341
StanCorp Financial Group Inc.	1,180	48,309
Stewart Information Services Corp.	479	6,807
Torchmark Corp.	2,688	133,997

Security	Shares	Value
Tower Group Inc.	1,086	24,359
Travelers Companies Inc. (The)	10,523	622,962
United Fire Group Inc.	580	10,376
Unum Group	7,739	189,451
W.R. Berkley Corp.	3,014	108,866
XL Group PLC	8,480	183,931

		13,801,788

INTERNET – 2.82%
Amazon.com Inc.(a)	9,750	1,974,473
AOL Inc.(a)	2,612	49,550
Blue Nile Inc.(a)(b)	380	12,532
comScore Inc.(a)(b)	956	20,449
DealerTrack Holdings Inc.(a)(b)	1,094	33,104
Digital River Inc.(a)	928	17,363
eBay Inc.(a)	30,677	1,131,675
Equinix Inc.(a)(b)	1,256	197,757
eResearchTechnology Inc.(a)	1,190	9,306
Expedia Inc.	2,538	84,871
F5 Networks Inc.(a)	2,128	287,195
Google Inc. Class A(a)	6,793	4,355,943
InfoSpace Inc.(a)	985	12,618
Liquidity Services Inc.(a)	629	28,179
Netflix Inc.(a)	1,496	172,100
NutriSystem Inc.	764	8,580
PCTEL Inc.	445	2,959
Perficient Inc.(a)(b)	841	10,100
Priceline.com Inc.(a)	1,334	957,145
Rackspace Hosting Inc.(a)	2,804	162,043
Sourcefire Inc.(a)(b)	766	36,868
Stamps.com Inc.(a)	337	9,396
Symantec Corp.(a)	19,476	364,201
TIBCO Software Inc.(a)	4,482	136,701
TripAdvisor Inc.(a)(b)	2,538	90,530
United Online Inc.	2,307	11,281
ValueClick Inc.(a)(b)	2,102	41,493
VeriSign Inc.	4,259	163,290
Websense Inc.(a)	1,048	22,102
XO Group Inc.(a)	845	7,935
Yahoo! Inc.(a)	32,471	494,209

		10,905,948

IRON & STEEL – 0.31%
AK Steel Holding Corp.	2,933	22,173
Allegheny Technologies Inc.	2,835	116,717
Carpenter Technology Corp.	1,187	61,997
Cliffs Natural Resources Inc.	3,808	263,742
Commercial Metals Co.	3,067	45,453
Nucor Corp.	8,509	365,462
Reliance Steel & Aluminum Co.	2,010	113,525
Steel Dynamics Inc.	5,854	85,117
United States Steel Corp.(b)	3,854	113,192

		1,187,378

LEISURE TIME – 0.26%
Arctic Cat Inc.(a)(b)	372	15,933
Brunswick Corp.	2,374	61,130
Callaway Golf Co.	1,713	11,580
Carnival Corp.	12,141	389,483
Harley-Davidson Inc.	6,145	301,596

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2012

Security	Shares	Value
Interval Leisure Group Inc.	1,082	18,827
Life Time Fitness Inc.(a)(b)	1,123	56,790
Polaris Industries Inc.	1,845	133,117
WMS Industries Inc.(a)	1,468	34,836

		1,023,292

LODGING – 0.27%
Boyd Gaming Corp.(a)(b)	1,490	11,682
Marcus Corp.	500	6,275
Marriott International Inc. Class A	7,152	270,703
Monarch Casino & Resort Inc.(a)(b)	278	2,863
Starwood Hotels & Resorts Worldwide Inc.	5,271	297,337
Wyndham Worldwide Corp.	3,926	182,598
Wynn Resorts Ltd.	2,129	265,870

		1,037,328

MACHINERY – 1.40%
AGCO Corp.(a)	2,625	123,926
Albany International Corp. Class A	740	16,983
Applied Industrial Technologies Inc.	1,127	46,353
Astec Industries Inc.(a)(b)	527	19,225
Briggs & Stratton Corp.	1,342	24,062
Cascade Corp.	224	11,227
Caterpillar Inc.	17,344	1,847,483
Cognex Corp.	1,128	47,782
Cummins Inc.	5,139	616,885
Deere & Co.	10,763	870,727
Flowserve Corp.	1,462	168,876
Gardner Denver Inc.	1,350	85,077
Gerber Scientific Inc. Escrow(a)(d)	664	7
Graco Inc.	1,612	85,533
IDEX Corp.	2,277	95,930
Intermec Inc.(a)(b)	1,334	10,312
Intevac Inc.(a)(b)	595	5,057
iRobot Corp.(a)	713	19,436
Joy Global Inc.	2,844	209,034
Lindsay Corp.	333	22,068
Nordson Corp.	1,532	83,509
Robbins & Myers Inc.	1,224	63,709
Rockwell Automation Inc.	3,821	304,534
Roper Industries Inc.	2,591	256,924
Tennant Co.	506	22,264
Terex Corp.(a)(b)	2,942	66,195
Wabtec Corp.	1,289	97,152
Xylem Inc.	4,948	137,307
Zebra Technologies Corp. Class A(a)(b)	1,372	56,499

		5,414,076

MANUFACTURING – 3.20%
3M Co.	18,602	1,659,484
A.O. Smith Corp.	1,037	46,613
Actuant Corp. Class A	1,826	52,936
AptarGroup Inc.	1,783	97,655
AZZ Inc.	331	17,093
Barnes Group Inc.	1,295	34,071
Carlisle Companies Inc.	1,656	82,668
Ceradyne Inc.	657	21,392
CLARCOR Inc.	1,342	65,879
Cooper Industries PLC	4,240	271,148
Crane Co.	1,311	63,583

Security	Shares	Value
Danaher Corp.	15,324	858,144
Donaldson Co. Inc.	3,992	142,634
Dover Corp.	4,915	309,350
Eaton Corp.	8,964	446,676
EnPro Industries Inc.(a)(b)	554	22,769
Federal Signal Corp.(a)	1,657	9,213
General Electric Co.	283,390	5,687,637
Harsco Corp.	2,168	50,861
Hillenbrand Inc.	1,689	38,763
Illinois Tool Works Inc.	12,959	740,218
Ingersoll-Rand PLC	7,996	330,635
ITT Corp.	2,555	58,612
John Bean Technologies Corp.	750	12,150
Koppers Holdings Inc.	536	20,668
Leggett & Platt Inc.	3,760	86,518
LSB Industries Inc.(a)	499	19,421
Lydall Inc.(a)(b)	490	4,993
Movado Group Inc.	465	11,416
Myers Industries Inc.	957	14,116
Pall Corp.	3,111	185,509
Parker Hannifin Corp.	4,035	341,159
Pentair Inc.	2,645	125,928
SPX Corp.	1,389	107,689
Standex International Corp.	347	14,293
STR Holdings Inc.(a)(b)	1,099	5,319
Sturm, Ruger & Co. Inc.	501	24,599
Textron Inc.	7,520	209,282
Tredegar Corp.	613	12,009
Trinity Industries Inc.	2,153	70,941

		12,374,044

MEDIA – 2.75%
AMC Networks Inc. Class A(a)	1,535	68,507
Cablevision NY Group Class A	5,809	85,276
CBS Corp. Class B NVS	17,369	588,983
Comcast Corp. Class A	72,221	2,167,352
Digital Generation Inc.(a)	745	7,606
DIRECTV Class A(a)	18,114	893,745
Discovery Communications Inc. Series A(a)(b)	6,951	351,721
Dolan Co. (The)(a)(b)	844	7,689
E.W. Scripps Co. (The) Class A(a)	854	8,429
FactSet Research Systems Inc.	1,198	118,650
Gannett Co. Inc.	6,403	98,158
John Wiley & Sons Inc. Class A	1,279	60,868
McGraw-Hill Companies Inc. (The)	7,444	360,811
Meredith Corp.(b)	1,005	32,622
New York Times Co. (The) Class A(a)	3,269	22,196
News Corp. Class A NVS	57,653	1,135,187
Scholastic Corp.	688	24,273
Scripps Networks Interactive Inc. Class A	2,569	125,085
Time Warner Cable Inc.	8,410	685,415
Time Warner Inc.	25,972	980,443
Viacom Inc. Class B NVS	14,466	686,556
Walt Disney Co. (The)	48,005	2,101,659
Washington Post Co. (The) Class B	131	48,938

		10,660,169

METAL FABRICATE & HARDWARE – 0.26%
A.M. Castle & Co.(a)	450	5,693
CIRCOR International Inc.	468	15,570
Haynes International Inc.	326	20,652

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2012

Security	Shares	Value
Kaydon Corp.	851	21,709
Lawson Products Inc.	84	1,269
Mueller Industries Inc.	1,005	45,677
Olympic Steel Inc.	251	6,024
Precision Castparts Corp.	3,887	672,062
RTI International Metals Inc.(a)	807	18,610
Timken Co. (The)	2,253	114,317
Valmont Industries Inc.	600	70,446
Worthington Industries Inc.	1,341	25,721

		1,017,750

MINING – 0.58%
Alcoa Inc.	28,679	287,364
AMCOL International Corp.	682	20,112
Century Aluminum Co.(a)(b)	1,497	13,293
Compass Minerals International Inc.	878	62,988
Freeport-McMoRan Copper & Gold Inc.	25,389	965,798
Kaiser Aluminum Corp.	434	20,511
Materion Corp.(a)	536	15,399
Newmont Mining Corp.	13,261	679,891
Titanium Metals Corp.	2,205	29,900
Vulcan Materials Co.	3,461	147,888

		2,243,144

OFFICE & BUSINESS EQUIPMENT – 0.10%
Pitney Bowes Inc.	5,369	94,387
Xerox Corp.	35,812	289,361

		383,748

OFFICE FURNISHINGS – 0.02%
Herman Miller Inc.	1,549	35,565
HNI Corp.	1,212	33,633
Interface Inc. Class A	1,504	20,981

		90,179

OIL & GAS – 8.28%
Anadarko Petroleum Corp.	13,351	1,045,917
Apache Corp.	10,295	1,034,030
Approach Resources Inc.(a)	718	26,530
Atwood Oceanics Inc.(a)(b)	1,498	67,245
Bill Barrett Corp.(a)	1,281	33,319
Cabot Oil & Gas Corp.	5,645	175,955
Chesapeake Energy Corp.	17,708	410,294
Chevron Corp.	52,947	5,678,036
Cimarex Energy Co.	2,288	172,675
Comstock Resources Inc.(a)(b)	1,253	19,835
ConocoPhillips	34,275	2,605,243
Contango Oil & Gas Co.(a)(b)	345	20,324
Denbury Resources Inc.(a)	10,496	191,342
Devon Energy Corp.	10,826	769,945
Diamond Offshore Drilling Inc.	1,848	123,354
Energen Corp.	1,930	94,860
EOG Resources Inc.	7,207	800,698
EQT Corp.	3,987	192,213
Exxon Mobil Corp.	126,230	10,947,928
Forest Oil Corp.(a)	3,059	37,075
GeoResources Inc.(a)	536	17,549
Gulfport Energy Corp.(a)	1,183	34,449
Helmerich & Payne Inc.	2,869	154,783

Security	Shares	Value
Hess Corp.	8,091	476,964
HollyFrontier Corp.	5,608	180,297
Marathon Oil Corp.	18,856	597,735
Marathon Petroleum Corp.	9,288	402,728
Murphy Oil Corp.	5,206	292,942
Nabors Industries Ltd.(a)	7,783	136,125
Newfield Exploration Co.(a)	3,532	122,490
Noble Corp.(a)	6,735	252,360
Noble Energy Inc.	4,730	462,499
Northern Oil and Gas Inc.(a)(b)	1,679	34,822
Occidental Petroleum Corp.	21,722	2,068,586
Patterson-UTI Energy Inc.	4,159	71,909
Penn Virginia Corp.	1,216	5,533
Petroleum Development Corp.(a)	623	23,107
PetroQuest Energy Inc.(a)(b)	1,478	9,075
Pioneer Natural Resources Co.	3,314	369,809
Plains Exploration & Production Co.(a)	3,448	147,057
QEP Resources Inc.	4,725	144,113
Quicksilver Resources Inc.(a)(b)	3,234	16,299
Range Resources Corp.	4,244	246,746
Rowan Companies Inc.(a)	3,323	109,426
SM Energy Co.	1,702	120,451
Southwestern Energy Co.(a)	9,383	287,120
Stone Energy Corp.(a)(b)	1,307	37,367
Sunoco Inc.	2,883	109,986
Swift Energy Co.(a)	1,127	32,717
Tesoro Corp.(a)	3,741	100,408
Unit Corp.(a)(b)	1,106	47,293
Valero Energy Corp.	14,828	382,118
WPX Energy Inc.(a)	5,373	96,768

		32,038,449

OIL & GAS SERVICES – 1.63%
Baker Hughes Inc.	11,709	491,076
Basic Energy Services Inc.(a)	802	13,915
Cameron International Corp.(a)	6,584	347,833
CARBO Ceramics Inc.(b)	525	55,361
Dresser-Rand Group Inc.(a)(b)	2,013	93,383
Dril-Quip Inc.(a)	921	59,883
Exterran Holdings Inc.(a)(b)	1,701	22,436
FMC Technologies Inc.(a)	6,396	322,486
Gulf Island Fabrication Inc.	381	11,152
Halliburton Co.	24,724	820,590
Helix Energy Solutions Group Inc.(a)	2,820	50,196
Hornbeck Offshore Services Inc.(a)	954	40,097
ION Geophysical Corp.(a)(b)	3,436	22,162
Lufkin Industries Inc.	894	72,101
Matrix Service Co.(a)(b)	740	10,367
National Oilwell Varco Inc.	11,363	903,018
Oceaneering International Inc.	2,891	155,796
Oil States International Inc.(a)	1,391	108,581
OYO Geospace Corp.(a)(b)	173	18,222
Pioneer Drilling Co.(a)(b)	1,675	14,740
Schlumberger Ltd.	35,723	2,498,109
SEACOR Holdings Inc.(a)	552	52,871
Superior Energy Services Inc.(a)	4,239	111,740
Tetra Technologies Inc.(a)	2,086	19,650

		6,315,765

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2012

Security	Shares	Value
PACKAGING & CONTAINERS – 0.22%
Ball Corp.	4,199	180,053
Bemis Co. Inc.	2,754	88,927
Greif Inc. Class A	817	45,687
Owens-Illinois Inc.(a)	4,392	102,509
Packaging Corp. of America	2,587	76,549
Rock-Tenn Co. Class A	1,901	128,432
Sealed Air Corp.	5,165	99,736
Silgan Holdings Inc.	1,336	59,051
Sonoco Products Co.	2,729	90,603

		871,547

PHARMACEUTICALS – 6.12%
Abbott Laboratories	42,113	2,581,106
Akorn Inc.(a)(b)	1,800	21,060
Align Technology Inc.(a)(b)	1,812	49,921
Allergan Inc.	8,155	778,232
AmerisourceBergen Corp.	6,927	274,863
Bristol-Myers Squibb Co.	45,214	1,525,972
Cardinal Health Inc.	9,234	398,078
Catalyst Health Solutions Inc.(a)(b)	1,335	85,079
DENTSPLY International Inc.	3,836	153,939
Eli Lilly and Co.	27,352	1,101,465
Endo Pharmaceuticals Holdings Inc.(a)(b)	3,107	120,334
Express Scripts Inc.(a)	12,987	703,636
Forest Laboratories Inc.(a)	7,088	245,883
Hi-Tech Pharmacal Co. Inc.(a)	277	9,953
Johnson & Johnson	73,519	4,849,313
McKesson Corp.	6,587	578,141
Mead Johnson Nutrition Co. Class A	5,444	449,021
Medco Health Solutions Inc.(a)	10,396	730,839
Medicis Pharmaceutical Corp. Class A	1,588	59,693
Merck & Co. Inc.	81,527	3,130,637
Mylan Inc.(a)	11,396	267,236
Neogen Corp.(a)(b)	618	24,145
Omnicare Inc.	3,077	109,449
Par Pharmaceutical Companies Inc.(a)	964	37,336
Patterson Companies Inc.	2,337	78,056
Perrigo Co.	2,504	258,688
Pfizer Inc.	201,899	4,575,031
PharMerica Corp.(a)	760	9,447
Questcor Pharmaceuticals Inc.(a)(b)	1,678	63,126
Salix Pharmaceuticals Ltd.(a)(b)	1,585	83,212
Savient Pharmaceuticals Inc.(a)(b)	1,946	4,242
VCA Antech Inc.(a)(b)	2,314	53,708
ViroPharma Inc.(a)(b)	1,897	57,043
Watson Pharmaceuticals Inc.(a)	3,418	229,211

		23,697,095

PIPELINES – 0.48%
El Paso Corp.	20,691	611,419
ONEOK Inc.	2,796	228,321
Spectra Energy Corp.	17,425	549,759
Williams Companies Inc. (The)	15,837	487,938

		1,877,437

REAL ESTATE – 0.08%
CBRE Group Inc. Class A(a)	8,818	176,007
Forestar Group Inc.(a)(b)	924	14,220
Jones Lang LaSalle Inc.	1,168	97,306
Sovran Self Storage Inc.	786	39,167

		326,700

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 2.74%
Acadia Realty Trust	1,126	25,380
Alexandria Real Estate Equities Inc.	1,660	121,396
American Campus Communities Inc.	2,006	89,708
American Tower Corp.	10,546	664,609
Apartment Investment and Management Co. Class A	3,237	85,489
AvalonBay Communities Inc.	2,555	361,149
BioMed Realty Trust Inc.	4,094	77,704
Boston Properties Inc.	3,961	415,865
BRE Properties Inc. Class A	2,007	101,454
Camden Property Trust	2,119	139,324
Cedar Realty Trust Inc.(b)	1,581	8,095
Colonial Properties Trust	2,336	50,761
Corporate Office Properties Trust	1,931	44,819
Cousins Properties Inc.	2,961	22,444
DiamondRock Hospitality Co.(b)	4,458	45,873
Duke Realty Corp.(b)	6,969	99,936
EastGroup Properties Inc.(b)	723	36,309
Entertainment Properties Trust	1,240	57,511
Equity One Inc.	1,571	31,766
Equity Residential	8,029	502,776
Essex Property Trust Inc.(b)	926	140,298
Extra Space Storage Inc.(b)	2,530	72,839
Federal Realty Investment Trust	1,709	165,414
Franklin Street Properties Corp.(b)	1,890	20,034
Getty Realty Corp.(b)	738	11,498
HCP Inc.	10,947	431,969
Health Care REIT Inc.	5,653	310,689
Healthcare Realty Trust Inc.	2,064	45,408
Highwoods Properties Inc.(b)	1,644	54,778
Home Properties Inc.	1,312	80,045
Hospitality Properties Trust	3,302	87,404
Host Hotels & Resorts Inc.	18,992	311,849
Inland Real Estate Corp.(b)	2,056	18,237
Kilroy Realty Corp.	1,842	85,856
Kimco Realty Corp.	10,880	209,549
Kite Realty Group Trust(b)	1,693	8,922
LaSalle Hotel Properties	2,288	64,384
Lexington Realty Trust(b)	3,715	33,398
Liberty Property Trust(b)	3,100	110,732
LTC Properties Inc.	811	25,952
Macerich Co. (The)	3,522	203,396
Mack-Cali Realty Corp.	2,312	66,632
Medical Properties Trust Inc.	3,508	32,554
Mid-America Apartment Communities Inc.	1,102	73,867
National Retail Properties Inc.(b)	2,794	75,969
Omega Healthcare Investors Inc.	2,769	58,869
Parkway Properties Inc.	586	6,141
Pennsylvania Real Estate Investment Trust(b)	1,450	22,142
Plum Creek Timber Co. Inc.	4,331	179,996
Post Properties Inc.	1,417	66,401
Potlatch Corp.(b)	1,070	33,534
Prologis Inc.	12,312	443,478
PS Business Parks Inc.	510	33,425
Public Storage	3,808	526,151
Rayonier Inc.(b)	3,257	143,601
Realty Income Corp.(b)	3,597	139,312
Regency Centers Corp.	2,407	107,063
Saul Centers Inc.	294	11,866

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2012

Security	Shares	Value
Senior Housing Properties Trust	4,311	95,058
Simon Property Group Inc.	8,203	1,195,013
SL Green Realty Corp.	2,320	179,916
Tanger Factory Outlet Centers Inc.	2,444	72,660
Taubman Centers Inc.	1,552	113,218
UDR Inc.	6,006	160,420
Universal Health Realty Income Trust(b)	337	13,355
Urstadt Biddle Properties Inc. Class A(b)	605	11,943
Ventas Inc.	7,722	440,926
Vornado Realty Trust	4,946	416,453
Weingarten Realty Investors(b)	3,222	85,157
Weyerhaeuser Co.	14,393	315,495

		10,595,634

RETAIL – 6.44%
Abercrombie & Fitch Co. Class A	2,312	114,698
Advance Auto Parts Inc.	1,961	173,686
Aeropostale Inc.(a)(b)	2,170	46,915
American Eagle Outfitters Inc.	5,190	89,216
ANN INC.(a)	1,293	37,032
Ascena Retail Group Inc.(a)	1,832	81,194
AutoNation Inc.(a)(b)	1,172	40,211
AutoZone Inc.(a)	733	272,529
Barnes & Noble Inc.(a)(b)	1,117	14,800
Bed Bath & Beyond Inc.(a)	6,327	416,127
Best Buy Co. Inc.	7,632	180,726
Big 5 Sporting Goods Corp.	629	4,931
Big Lots Inc.(a)	1,764	75,887
Biglari Holdings Inc.(a)	42	16,920
BJ’s Restaurants Inc.(a)	645	32,476
Bob Evans Farms Inc.	759	28,629
Brinker International Inc.	2,102	57,910
Brown Shoe Co. Inc.	1,076	9,931
Buckle Inc. (The)	727	34,823
Buffalo Wild Wings Inc.(a)	488	44,257
Cabela’s Inc.(a)	1,168	44,559
CarMax Inc.(a)	6,044	209,425
Casey’s General Stores Inc.	1,007	55,848
Cash America International Inc.	778	37,290
Cato Corp. (The) Class A	778	21,504
CEC Entertainment Inc.	504	19,107
Cheesecake Factory Inc. (The)(a)(b)	1,486	43,674
Chico’s FAS Inc.	4,571	69,022
Children’s Place Retail Stores Inc. (The)(a)	657	33,947
Chipotle Mexican Grill Inc.(a)	838	350,284
Christopher & Banks Corp.	1,003	1,866
Coinstar Inc.(a)	816	51,857
Coldwater Creek Inc.(a)(b)	1,658	1,923
Collective Brands Inc.(a)	1,589	31,240
Copart Inc.(a)	2,828	73,726
Costco Wholesale Corp.	11,651	1,057,911
Cracker Barrel Old Country Store Inc.	611	34,094
CVS Caremark Corp.	34,884	1,562,803
Darden Restaurants Inc.	3,454	176,707
Dick’s Sporting Goods Inc.	2,565	123,325
DineEquity Inc.(a)(b)	415	20,584
Dollar Tree Inc.(a)	3,187	301,140
EZCORP Inc. Class A NVS(a)	1,173	38,070
Family Dollar Stores Inc.	3,148	199,205
Finish Line Inc. (The) Class A	1,423	30,196
First Cash Financial Services Inc.(a)(b)	819	35,127
Foot Locker Inc.	4,067	126,280

Security	Shares	Value
Fred’s Inc. Class A	1,050	15,341
GameStop Corp. Class A(b)	3,702	80,852
Gap Inc. (The)	8,929	233,404
Genesco Inc.(a)(b)	646	46,286
Group 1 Automotive Inc.	627	35,219
Guess? Inc.	1,794	56,063
Harris Teeter Supermarkets Inc.	1,310	52,531
Haverty Furniture Companies Inc.	494	5,483
Hibbett Sports Inc.(a)	708	38,621
Home Depot Inc. (The)	41,289	2,077,250
Hot Topic Inc.	1,164	11,815
HSN Inc.	1,077	40,958
J.C. Penney Co. Inc.	3,898	138,106
Jack in the Box Inc.(a)	1,228	29,435
Jos. A. Bank Clothiers Inc.(a)(b)	735	37,051
Kirkland’s Inc.(a)	486	7,863
Kohl’s Corp.	6,803	340,354
Limited Brands Inc.	6,609	317,232
Lithia Motors Inc. Class A	585	15,327
Liz Claiborne Inc.(a)(b)	2,723	36,379
Lowe’s Companies Inc.	33,240	1,043,071
Lumber Liquidators Holdings Inc.(a)(b)	757	19,008
Macy’s Inc.	11,072	439,891
MarineMax Inc.(a)	618	5,086
McDonald’s Corp.	27,281	2,676,266
Men’s Wearhouse Inc. (The)	1,368	53,037
MSC Industrial Direct Co. Inc. Class A	1,241	103,350
Nordstrom Inc.	4,267	237,757
O’Charley’s Inc.(a)	450	4,428
O’Reilly Automotive Inc.(a)	3,417	312,143
Office Depot Inc.(a)	7,341	25,326
OfficeMax Inc.(a)	2,290	13,099
P.F. Chang’s China Bistro Inc.	587	23,198
Panera Bread Co. Class A(a)	800	128,736
Papa John’s International Inc.(a)	500	18,830
Pep Boys-Manny, Moe & Jack (The)	1,192	17,785
PetMed Express Inc.	523	6,475
PetSmart Inc.	3,002	171,774
PVH Corp.	1,807	161,419
RadioShack Corp.(b)	2,637	16,402
Red Robin Gourmet Burgers Inc.(a)(b)	290	10,785
Regis Corp.	1,541	28,401
Ross Stores Inc.	6,144	356,966
Ruby Tuesday Inc.(a)	1,646	15,028
rue21 Inc.(a)(b)	435	12,763
Ruth’s Hospitality Group Inc.(a)(b)	999	7,582
Saks Inc.(a)(b)	4,092	47,508
Sears Holdings Corp.(a)(b)	1,038	68,768
Signet Jewelers Ltd.	2,308	109,122
Sonic Automotive Inc.	960	17,194
Sonic Corp.(a)	1,607	12,342
Stage Stores Inc.	812	13,187
Staples Inc.	18,528	299,783
Starbucks Corp.	20,180	1,127,860
Stein Mart Inc.(a)	746	4,924
Target Corp.	17,988	1,048,161
Texas Roadhouse Inc.	1,665	27,706
Tiffany & Co.	3,391	234,420
TJX Companies Inc. (The)	20,204	802,301
Tractor Supply Co.	1,903	172,336
Tuesday Morning Corp.(a)(b)	1,231	4,727
Urban Outfitters Inc.(a)	3,014	87,738
Vitamin Shoppe Inc.(a)(b)	768	33,953

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2012

Security	Shares	Value
Wal-Mart Stores Inc.	46,778	2,862,814
Walgreen Co.	23,399	783,633
Wendy’s Co. (The)	8,093	40,546
Williams-Sonoma Inc.	2,730	102,320
World Fuel Services Corp.	1,909	78,269
Yum! Brands Inc.	12,333	877,863
Zale Corp.(a)(b)	616	1,903
Zumiez Inc.(a)(b)	598	21,594

		24,928,760

SAVINGS & LOANS – 0.17%
Astoria Financial Corp.	2,201	21,702
Bank Mutual Corp.	1,223	4,941
Brookline Bancorp Inc.	1,944	18,215
Dime Community Bancshares Inc.	755	11,030
First Niagara Financial Group Inc.	9,529	93,765
Hudson City Bancorp Inc.	14,071	102,859
New York Community Bancorp Inc.	11,702	162,775
Northwest Bancshares Inc.	2,536	32,207
Oritani Financial Corp.	1,144	16,794
People’s United Financial Inc.	9,663	127,938
Provident Financial Services Inc.	1,460	21,214
ViewPoint Financial Group	907	13,950
Washington Federal Inc.	2,956	49,720

		677,110

SEMICONDUCTORS – 3.34%
Advanced Micro Devices Inc.(a)	15,845	127,077
Altera Corp.	8,620	343,248
Analog Devices Inc.	7,981	322,432
Applied Materials Inc.	34,496	429,130
Atmel Corp.(a)	12,135	119,651
ATMI Inc.(a)	861	20,061
Broadcom Corp. Class A(a)	13,121	515,655
Brooks Automation Inc.	1,765	21,763
Cabot Microelectronics Corp.	625	24,300
CEVA Inc.(a)(b)	613	13,921
Cirrus Logic Inc.(a)(b)	1,715	40,817
Cohu Inc.	678	7,709
Cree Inc.(a)	3,100	98,053
Cypress Semiconductor Corp.(a)	4,124	64,458
Diodes Inc.(a)(b)	976	22,624
DSP Group Inc.(a)	577	3,843
Entropic Communications Inc.(a)	2,377	13,858
Exar Corp.(a)(b)	1,187	9,971
Fairchild Semiconductor International Inc.(a)	3,382	49,715
First Solar Inc.(a)(b)	1,565	39,203
GT Advanced Technologies Inc.(a)(b)	3,102	25,654
Hittite Microwave Corp.(a)(b)	740	40,189
Integrated Device Technology Inc.(a)(b)	3,949	28,235
Intel Corp.	133,806	3,761,287
International Rectifier Corp.(a)(b)	1,854	42,772
Intersil Corp. Class A	3,319	37,173
KLA-Tencor Corp.	4,453	242,332
Kopin Corp.(a)	1,859	7,566
Kulicke and Soffa Industries Inc.(a)(b)	1,918	23,841
Lam Research Corp.(a)(b)	3,197	142,650
Linear Technology Corp.	6,157	207,491
LSI Corp.(a)	15,256	132,422
MEMC Electronic Materials Inc.(a)	6,191	22,350
Micrel Inc.	1,340	13,748

Security	Shares	Value
Microchip Technology Inc.	5,164	192,101
Micron Technology Inc.(a)	26,339	213,346
Microsemi Corp.(a)	2,300	49,312
MKS Instruments Inc.	1,383	40,840
Monolithic Power Systems Inc.(a)	755	14,851
Nanometrics Inc.(a)(b)	460	8,515
Novellus Systems Inc.(a)	1,900	94,829
NVIDIA Corp.(a)	16,435	252,935
Pericom Semiconductor Corp.(a)(b)	657	5,315
Power Integrations Inc.(b)	778	28,879
QLogic Corp.(a)	2,632	46,744
QUALCOMM Inc.	45,302	3,081,442
Rovi Corp.(a)	2,880	93,744
Rubicon Technology Inc.(a)(b)	496	5,173
Rudolph Technologies Inc.(a)(b)	843	9,366
Semtech Corp.(a)(b)	1,734	49,350
Sigma Designs Inc.(a)(b)	890	4,610
Silicon Laboratories Inc.(a)(b)	1,109	47,687
Skyworks Solutions Inc.(a)	5,067	140,103
Standard Microsystems Corp.(a)(b)	630	16,298
Supertex Inc.(a)(b)	325	5,873
Teradyne Inc.(a)(b)	4,988	84,247
Tessera Technologies Inc.(a)	1,383	23,857
Texas Instruments Inc.	30,669	1,030,785
TriQuint Semiconductor Inc.(a)	4,371	30,138
Ultratech Inc.(a)(b)	703	20,373
Veeco Instruments Inc.(a)(b)	1,074	30,716
Volterra Semiconductor Corp.(a)(b)	650	22,370
Xilinx Inc.	6,993	254,755

		12,913,753

SHIPBUILDING – 0.01%
Huntington Ingalls Industries Inc.(a)	1,315	52,916

		52,916

SOFTWARE – 3.98%
ACI Worldwide Inc.(a)(b)	1,055	42,485
Acxiom Corp.(a)(b)	2,017	29,610
Adobe Systems Inc.(a)	13,201	452,926
Advent Software Inc.(a)(b)	864	22,118
Akamai Technologies Inc.(a)	4,732	173,664
Allscripts Healthcare Solutions Inc.(a)	5,163	85,706
ANSYS Inc.(a)(b)	2,498	162,420
Autodesk Inc.(a)	6,026	255,020
Avid Technology Inc.(a)(b)	752	8,272
Blackbaud Inc.	1,203	39,976
BMC Software Inc.(a)	4,416	177,347
Bottomline Technologies Inc.(a)(b)	953	26,627
Broadridge Financial Solutions Inc.	3,306	79,046
CA Inc.	9,794	269,923
Cerner Corp.(a)	3,924	298,852
Citrix Systems Inc.(a)	4,977	392,735
CommVault Systems Inc.(a)	1,197	59,419
Computer Programs and Systems Inc.	291	16,447
Compuware Corp.(a)	5,792	53,228
Concur Technologies Inc.(a)	1,242	71,266
CSG Systems International Inc.(a)(b)	925	14,005
Digi International Inc.(a)(b)	709	7,792
Dun & Bradstreet Corp. (The)	1,283	108,709
Ebix Inc.(b)	840	19,454
Electronic Arts Inc.(a)	8,917	146,952

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2012

Security	Shares	Value
EPIQ Systems Inc.	840	10,164
Fair Isaac Corp.	996	43,724
Fidelity National Information Services Inc.	6,307	208,888
Fiserv Inc.(a)	3,726	258,547
Informatica Corp.(a)	2,858	151,188
Interactive Intelligence Group Inc.(a)(b)	373	11,380
Intuit Inc.	7,885	474,125
JDA Software Group Inc.(a)(b)	1,124	30,888
ManTech International Corp. Class A	611	21,055
Medidata Solutions Inc.(a)	591	15,744
Microsoft Corp.	200,004	6,450,129
MicroStrategy Inc. Class A(a)	215	30,100
Monotype Imaging Holdings Inc.(a)(b)	984	14,662
MSCI Inc. Class A(a)	3,226	118,749
Omnicell Inc.(a)(b)	879	13,370
OPNET Technologies Inc.	388	11,252
Oracle Corp.	104,992	3,061,567
Parametric Technology Corp.(a)	3,207	89,604
Progress Software Corp.(a)(b)	1,672	39,493
Quality Systems Inc.	1,060	46,354
Quest Software Inc.(a)	1,542	35,882
Red Hat Inc.(a)	5,188	310,709
Salesforce.com Inc.(a)	3,639	562,262
Solera Holdings Inc.	1,899	87,145
Synchronoss Technologies Inc.(a)(b)	723	23,078
SYNNEX Corp.(a)	697	26,584
Take-Two Interactive Software Inc.(a)(b)	2,465	37,924
Taleo Corp. Class A(a)	1,111	51,028
Tyler Technologies Inc.(a)(b)	679	26,080
VeriFone Systems Inc.(a)(b)	2,854	148,037

		15,423,711

STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)(b)	977	20,634

		20,634

TELECOMMUNICATIONS – 3.92%
ADTRAN Inc.	1,720	53,647
Anixter International Inc.(a)	736	53,382
ARRIS Group Inc.(a)	3,152	35,618
AT&T Inc.	158,787	4,958,918
Atlantic Tele-Network Inc.	240	8,726
Black Box Corp.	469	11,964
Cbeyond Inc.(a)(b)	834	6,672
CenturyLink Inc.	16,592	641,281
Ciena Corp.(a)(b)	2,613	42,304
Cincinnati Bell Inc.(a)(b)	5,206	20,928
Cisco Systems Inc.	144,251	3,050,909
Comtech Telecommunications Corp.	522	17,007
Corning Inc.	40,732	573,507
Crown Castle International Corp.(a)	6,707	357,751
Frontier Communications Corp.	26,508	110,538
General Communication Inc. Class A(a)(b)	929	8,101
Harmonic Inc.(a)	3,153	17,247
Harris Corp.	3,051	137,539
JDS Uniphase Corp.(a)	6,100	88,389
Juniper Networks Inc.(a)	14,048	321,418
LogMeIn Inc.(a)(b)	562	19,799
Lumos Networks Corp.	387	4,164
MetroPCS Communications Inc.(a)	7,796	70,320
Motorola Mobility Holdings Inc.(a)	7,089	278,172

Security	Shares	Value
Motorola Solutions Inc.	7,860	399,524
NETGEAR Inc.(a)(b)	1,007	38,467
NeuStar Inc. Class A(a)(b)	1,838	68,465
Neutral Tandem Inc.(a)	862	10,508
Novatel Wireless Inc.(a)(b)	846	2,834
NTELOS Holdings Corp.	387	8,011
Oplink Communications Inc.(a)(b)	561	9,593
Plantronics Inc.	1,159	46,661
Polycom Inc.(a)	4,729	90,182
RF Micro Devices Inc.(a)	7,373	36,718
Sprint Nextel Corp.(a)	80,142	228,405
Symmetricom Inc.(a)(b)	1,141	6,584
Telephone & Data Systems Inc.	2,575	59,611
Tellabs Inc.	9,674	39,180
tw telecom inc.(a)(b)	4,010	88,862
USA Mobility Inc.	572	7,968
Verizon Communications Inc.	75,943	2,903,301
ViaSat Inc.(a)(b)	1,128	54,381
Windstream Corp.	15,703	183,882

		15,171,438

TEXTILES – 0.07%
Cintas Corp.	2,956	115,639
G&K Services Inc. Class A	497	16,997
Mohawk Industries Inc.(a)	1,533	101,960
UniFirst Corp.	409	25,174

		259,770

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	3,113	114,309
JAKKS Pacific Inc.	711	12,407
Mattel Inc.	9,114	306,777

		433,493

TRANSPORTATION – 1.82%
Alexander & Baldwin Inc.	1,116	54,070
Arkansas Best Corp.	681	12,810
Bristow Group Inc.	975	46,537
C.H. Robinson Worldwide Inc.	4,384	287,108
Con-way Inc.	1,474	48,067
CSX Corp.	28,180	606,434
Expeditors International of Washington Inc.	5,665	263,479
FedEx Corp.	8,423	774,579
Forward Air Corp.	778	28,529
Heartland Express Inc.	1,585	22,919
Hub Group Inc. Class A(a)(b)	996	35,886
J.B. Hunt Transport Services Inc.	2,401	130,542
Kansas City Southern Industries Inc.(a)	2,932	210,195
Kirby Corp.(a)(b)	1,483	97,567
Knight Transportation Inc.	1,567	27,673
Landstar System Inc.	1,236	71,342
Norfolk Southern Corp.	8,836	581,674
Old Dominion Freight Line Inc.(a)(b)	1,247	59,445
Overseas Shipholding Group Inc.(b)	703	8,879
Ryder System Inc.	1,364	72,019
Tidewater Inc.	1,373	74,170
Union Pacific Corp.	12,859	1,382,085
United Parcel Service Inc. Class B	25,679	2,072,809
UTi Worldwide Inc.	2,766	47,658
Werner Enterprises Inc.	1,184	29,434

		7,045,910

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 1500 Index Fund

March 31, 2012

Security	Shares	Value

TRUCKING & LEASING – 0.01%
GATX Corp.	1,233	49,690

		49,690

WATER – 0.03%
American States Water Co.	505	18,251
Aqua America Inc.	3,711	82,718

		100,969

TOTAL COMMON STOCKS (Cost: $349,883,965)		386,359,838

SHORT-TERM INVESTMENTS – 1.97%

MONEY MARKET FUNDS – 1.97%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25%(c)(e)(f)	6,793,695	6,793,695
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%(c)(e)(f)	526,458	526,458
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%(c)(e)	302,566	302,566

		7,622,719

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,622,719)		7,622,719

TOTAL INVESTMENTS IN SECURITIES – 101.78% (Cost: $357,506,684)		393,982,557

Other Assets, Less Liabilities – (1.78)%		(6,883,476)

NET ASSETS – 100.00%		$387,099,081

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments

iShares® S&P 500 Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.15%
Interpublic Group of Companies Inc. (The)	1,053,527	$12,020,743
Omnicom Group Inc.	641,465	32,490,202

		44,510,945

AEROSPACE & DEFENSE – 1.93%
Boeing Co. (The)	1,754,840	130,507,451
General Dynamics Corp.	840,402	61,668,699
Goodrich Corp.	295,810	37,106,406
L-3 Communications Holdings Inc.	232,318	16,441,145
Lockheed Martin Corp.	626,849	56,328,651
Northrop Grumman Corp.	594,034	36,283,597
Raytheon Co.	799,171	42,180,245
Rockwell Collins Inc.	349,252	20,102,945
United Technologies Corp.	2,141,776	177,638,902

		578,258,041

AGRICULTURE – 2.10%
Altria Group Inc.	4,813,863	148,603,951
Archer-Daniels-Midland Co.	1,555,739	49,254,697
Lorillard Inc.	310,379	40,187,873
Philip Morris International Inc.	4,051,825	359,032,213
Reynolds American Inc.	785,739	32,561,024

		629,639,758

AIRLINES – 0.05%
Southwest Airlines Co.	1,824,978	15,037,819

		15,037,819

APPAREL – 0.68%
Coach Inc.	676,644	52,291,048
Nike Inc. Class B	864,184	93,712,113
Ralph Lauren Corp.	151,977	26,494,151
VF Corp.	205,445	29,990,861

		202,488,173

AUTO MANUFACTURERS – 0.50%
Ford Motor Co.	8,944,968	111,722,650
PACCAR Inc.	839,156	39,297,676

		151,020,326

AUTO PARTS & EQUIPMENT – 0.27%
BorgWarner Inc.(a)(b)	256,556	21,637,933
Goodyear Tire & Rubber Co. (The)(a)(b)	577,568	6,480,313
Johnson Controls Inc.	1,600,708	51,990,996

		80,109,242

BANKS – 7.37%
Bank of America Corp.	25,255,025	241,690,589
Bank of New York Mellon Corp. (The)	2,837,119	68,459,681

Security	Shares	Value
BB&T Corp.	1,639,443	51,462,116
Capital One Financial Corp.	1,303,100	72,634,794
Citigroup Inc.	6,891,609	251,888,309
Comerica Inc.	466,702	15,102,477
Fifth Third Bancorp	2,162,981	30,389,883
First Horizon National Corp.	605,507	6,285,163
Goldman Sachs Group Inc. (The)	1,164,607	144,842,173
Huntington Bancshares Inc.	2,041,187	13,165,656
J.P. Morgan Chase & Co.	8,982,770	413,027,765
KeyCorp	2,238,658	19,028,593
M&T Bank Corp.	297,226	25,822,995
Morgan Stanley	3,587,497	70,458,441
Northern Trust Corp.	566,957	26,902,110
PNC Financial Services Group Inc. (The)(c)	1,242,068	80,100,965
Regions Financial Corp.	3,320,446	21,881,739
State Street Corp.	1,147,110	52,193,505
SunTrust Banks Inc.	1,251,743	30,254,628
U.S. Bancorp	4,496,795	142,458,466
Wells Fargo & Co.	12,408,646	423,631,174
Zions Bancorp	434,885	9,332,632

		2,211,013,854

BEVERAGES – 2.49%
Beam Inc.	368,405	21,577,481
Brown-Forman Corp. Class B NVS	233,344	19,458,556
Coca-Cola Co. (The)	5,325,623	394,149,358
Coca-Cola Enterprises Inc.	705,672	20,182,219
Constellation Brands Inc. Class A(a)(b)	405,565	9,567,279
Dr Pepper Snapple Group Inc.	498,264	20,035,196
Molson Coors Brewing Co. Class B NVS	368,597	16,679,014
PepsiCo Inc.	3,695,978	245,228,140

		746,877,243

BIOTECHNOLOGY – 1.28%
Amgen Inc.	1,862,431	126,626,684
Biogen Idec Inc.(a)	562,120	70,810,256
Celgene Corp.(a)	1,033,095	80,085,524
Gilead Sciences Inc.(a)	1,782,816	87,090,562
Life Technologies Corp.(a)(b)	418,876	20,449,526

		385,062,552

BUILDING MATERIALS – 0.04%
Masco Corp.	843,849	11,282,261

		11,282,261

CHEMICALS – 2.28%
Air Products and Chemicals Inc.	495,215	45,460,737
Airgas Inc.	162,262	14,436,450
CF Industries Holdings Inc.	153,954	28,119,698
Dow Chemical Co. (The)	2,790,168	96,651,420
E.I. du Pont de Nemours and Co.	2,193,966	116,060,801
Eastman Chemical Co.	321,509	16,618,800
Ecolab Inc.	684,879	42,270,732
FMC Corp.	164,857	17,451,762
International Flavors & Fragrances Inc.	191,121	11,199,691
Monsanto Co.	1,260,225	100,515,546
Mosaic Co. (The)	700,212	38,714,721
PPG Industries Inc.	357,426	34,241,411
Praxair Inc.	702,544	80,539,644
Sherwin-Williams Co. (The)	203,253	22,087,504
Sigma-Aldrich Corp.	283,733	20,729,533

		685,098,450

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Continued)

iShares® S&P 500 Index Fund

March 31, 2012

Security	Shares	Value
COAL – 0.15%
Alpha Natural Resources Inc.(a)	519,597	7,903,070
CONSOL Energy Inc.	533,275	18,184,678
Peabody Energy Corp.	639,702	18,525,770

		44,613,518

COMMERCIAL SERVICES – 1.57%
Apollo Group Inc. Class A(a)(b)	265,644	10,264,484
Automatic Data Processing Inc.	1,155,349	63,763,711
DeVry Inc.	141,077	4,778,278
Equifax Inc.	283,036	12,527,173
H&R Block Inc.	691,780	11,393,617
Iron Mountain Inc.	403,995	11,635,056
MasterCard Inc. Class A	250,115	105,183,362
Moody’s Corp.	460,834	19,401,111
Paychex Inc.	758,448	23,504,304
Quanta Services Inc.(a)	499,125	10,431,713
R.R. Donnelley & Sons Co.(b)	421,514	5,222,558
Robert Half International Inc.	335,690	10,171,407
SAIC Inc.(a)	652,724	8,615,957
Total System Services Inc.	379,150	8,746,991
Visa Inc. Class A	1,170,586	138,129,148
Western Union Co.	1,458,642	25,672,099

		469,440,969

COMPUTERS – 8.28%
Accenture PLC Class A	1,523,373	98,257,558
Apple Inc.(a)	2,193,964	1,315,215,599
Cognizant Technology Solutions Corp. Class A(a)	713,350	54,892,283
Computer Sciences Corp.	366,226	10,964,806
Dell Inc.(a)(b)	3,590,623	59,604,342
EMC Corp.(a)(b)	4,831,320	144,359,842
Hewlett-Packard Co.	4,651,317	110,840,884
International Business Machines Corp.	2,726,489	568,881,930
Lexmark International Inc. Class A	167,286	5,560,587
NetApp Inc.(a)(b)	853,524	38,212,269
SanDisk Corp.(a)	569,958	28,264,217
Teradata Corp.(a)	393,623	26,825,407
Western Digital Corp.(a)	550,081	22,767,853

		2,484,647,577

COSMETICS & PERSONAL CARE – 2.00%
Avon Products Inc.	1,012,442	19,600,877
Colgate-Palmolive Co.	1,128,707	110,364,971
Estee Lauder Companies Inc. (The) Class A	528,737	32,749,970
Procter & Gamble Co. (The)	6,481,463	435,619,128

		598,334,946

DISTRIBUTION & WHOLESALE – 0.31%
Fastenal Co.	694,316	37,562,496
Genuine Parts Co.	366,270	22,983,442
W.W. Grainger Inc.	143,417	30,807,406

		91,353,344

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 1.79%
American Express Co.	2,388,114	138,176,276
Ameriprise Financial Inc.	521,767	29,808,549
BlackRock Inc.(c)	236,012	48,358,859
Charles Schwab Corp. (The)	2,540,980	36,513,883
CME Group Inc.	156,236	45,203,762
Discover Financial Services	1,246,246	41,549,842
E*TRADE Financial Corp.(a)	599,673	6,566,419
Federated Investors Inc. Class B(b)	218,062	4,886,769
Franklin Resources Inc.	335,123	41,565,306
IntercontinentalExchange Inc.(a)(b)	170,683	23,455,258
Invesco Ltd.	1,049,081	27,978,990
Legg Mason Inc.	293,687	8,202,678
NASDAQ OMX Group Inc. (The)(a)	294,805	7,635,449
NYSE Euronext Inc.	606,644	18,205,386
SLM Corp.	1,196,584	18,858,164
T. Rowe Price Group Inc.	596,030	38,920,759

		535,886,349

ELECTRIC – 3.03%
AES Corp. (The)(a)	1,511,595	19,756,547
Ameren Corp.	569,859	18,566,006
American Electric Power Co. Inc.	1,136,711	43,854,310
CMS Energy Corp.	607,575	13,366,650
Consolidated Edison Inc.	688,669	40,232,043
Dominion Resources Inc.	1,342,553	68,752,139
DTE Energy Co.	398,218	21,913,937
Duke Energy Corp.	3,145,820	66,093,678
Edison International	766,096	32,566,741
Entergy Corp.	415,301	27,908,227
Exelon Corp.	2,003,824	78,569,939
FirstEnergy Corp.	983,387	44,832,613
Integrys Energy Group Inc.	184,909	9,798,328
NextEra Energy Inc.	978,653	59,776,125
Northeast Utilities	418,438	15,532,419
NRG Energy Inc.(a)	537,718	8,426,041
Pepco Holdings Inc.	537,551	10,154,338
PG&E Corp.	968,989	42,063,812
Pinnacle West Capital Corp.	257,994	12,357,913
PPL Corp.	1,361,999	38,490,092
Progress Energy Inc.	694,162	36,866,944
Public Service Enterprise Group Inc.	1,189,906	36,423,023
SCANA Corp.(b)	273,792	12,487,653
Southern Co. (The)	2,039,869	91,651,314
TECO Energy Inc.	509,661	8,944,551
Wisconsin Energy Corp.	541,351	19,044,728
Xcel Energy Inc.	1,144,722	30,300,791

		908,730,902

ELECTRICAL COMPONENTS & EQUIPMENT – 0.33%
Emerson Electric Co.	1,728,862	90,212,019
Molex Inc.	324,277	9,118,669

		99,330,688

ELECTRONICS – 1.21%
Agilent Technologies Inc.	817,401	36,382,518
Amphenol Corp. Class A	383,958	22,949,170
FLIR Systems Inc.	363,802	9,207,829
Honeywell International Inc.	1,824,810	111,404,650
Jabil Circuit Inc.	435,459	10,938,730

2	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 500 Index Fund

March 31, 2012

Security	Shares	Value
PerkinElmer Inc.	267,962	7,411,829
TE Connectivity Ltd.	1,002,104	36,827,322
Thermo Fisher Scientific Inc.	860,262	48,501,572
Tyco International Ltd.	1,085,680	60,993,502
Waters Corp.(a)	209,232	19,387,437

		364,004,559

ENGINEERING & CONSTRUCTION – 0.12%
Fluor Corp.	397,394	23,859,536
Jacobs Engineering Group Inc.(a)(b)	303,442	13,463,721

		37,323,257

ENTERTAINMENT – 0.04%
International Game Technology	702,577	11,796,268

		11,796,268

ENVIRONMENTAL CONTROL – 0.26%
Republic Services Inc.	739,581	22,601,596
Stericycle Inc.(a)(b)	199,003	16,644,611
Waste Management Inc.	1,084,869	37,927,020

		77,173,227

FOOD – 1.90%
Campbell Soup Co.(b)	421,481	14,267,132
ConAgra Foods Inc.	970,130	25,475,614
Dean Foods Co.(a)	435,085	5,268,879
General Mills Inc.	1,515,815	59,798,902
H.J. Heinz Co.	752,180	40,279,239
Hershey Co. (The)	360,503	22,109,649
Hormel Foods Corp.	324,236	9,571,447
J.M. Smucker Co. (The)	266,474	21,680,325
Kellogg Co.	579,467	31,076,815
Kraft Foods Inc. Class A	4,160,991	158,159,268
Kroger Co. (The)	1,351,492	32,746,651
McCormick & Co. Inc. NVS	312,294	16,998,163
Safeway Inc.(b)	632,996	12,792,849
Sara Lee Corp.	1,391,057	29,949,457
SUPERVALU Inc.(b)	501,307	2,862,463
Sysco Corp.	1,374,542	41,043,824
Tyson Foods Inc. Class A	688,416	13,183,166
Whole Foods Market Inc.	381,646	31,752,947

		569,016,790

FOREST PRODUCTS & PAPER – 0.16%
International Paper Co.	1,027,748	36,073,955
MeadWestvaco Corp.	403,636	12,750,861

		48,824,816

GAS – 0.27%
AGL Resources Inc.	276,551	10,846,330
CenterPoint Energy Inc.	1,001,055	19,740,805
NiSource Inc.	662,226	16,125,203
Sempra Energy	565,716	33,920,331

		80,632,669

Security	Shares	Value
HAND & MACHINE TOOLS – 0.13%
Snap-on Inc.	137,892	8,407,275
Stanley Black & Decker Inc.	398,673	30,681,874

		39,089,149

HEALTH CARE – PRODUCTS – 1.78%
Baxter International Inc.	1,319,259	78,865,303
Becton, Dickinson and Co.	494,025	38,361,041
Boston Scientific Corp.(a)	3,410,748	20,396,273
C.R. Bard Inc.	197,486	19,495,818
CareFusion Corp.(a)	530,721	13,761,596
Covidien PLC	1,138,369	62,246,017
Edwards Lifesciences Corp.(a)(b)	270,154	19,648,300
Hospira Inc.(a)(b)	389,012	14,545,159
Intuitive Surgical Inc.(a)(b)	92,413	50,064,743
Medtronic Inc.	2,449,363	95,990,536
St. Jude Medical Inc.	753,508	33,387,939
Stryker Corp.	761,526	42,249,462
Varian Medical Systems Inc.(a)(b)	265,401	18,302,053
Zimmer Holdings Inc.	418,838	26,922,907

		534,237,147

HEALTH CARE – SERVICES – 1.31%
Aetna Inc.	823,920	41,327,827
Cigna Corp.	673,711	33,180,267
Coventry Health Care Inc.	333,461	11,861,208
DaVita Inc.(a)	220,138	19,849,844
Humana Inc.	385,746	35,673,790
Laboratory Corp. of America Holdings(a)(b)	228,434	20,910,848
Quest Diagnostics Inc.	372,266	22,764,066
Tenet Healthcare Corp.(a)(b)	968,268	5,141,503
UnitedHealth Group Inc.	2,459,019	144,934,580
WellPoint Inc.	787,113	58,088,939

		393,732,872

HOLDING COMPANIES – DIVERSIFIED – 0.04%
Leucadia National Corp.	467,908	12,212,399

		12,212,399

HOME BUILDERS – 0.09%
D.R. Horton Inc.	658,529	9,989,885
Lennar Corp. Class A(b)	383,304	10,418,203
PulteGroup Inc.(a)(b)	795,154	7,037,113

		27,445,201

HOME FURNISHINGS – 0.07%
Harman International Industries Inc.	165,754	7,758,945
Whirlpool Corp.	180,937	13,906,818

		21,665,763

HOUSEHOLD PRODUCTS & WARES – 0.32%
Avery Dennison Corp.	251,308	7,571,910
Clorox Co. (The)	305,068	20,973,425
Kimberly-Clark Corp.	927,052	68,499,872

		97,045,207

HOUSEWARES – 0.04%
Newell Rubbermaid Inc.	681,093	12,130,266

		12,130,266

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Continued)

iShares® S&P 500 Index Fund

March 31, 2012

Security	Shares	Value
INSURANCE – 3.54%
ACE Ltd.	792,777	58,031,276
Aflac Inc.	1,098,326	50,512,013
Allstate Corp. (The)	1,171,674	38,571,508
American International Group Inc.(a)	1,265,097	39,002,940
Aon Corp.	764,616	37,512,061
Assurant Inc.	206,657	8,369,608
Berkshire Hathaway Inc. Class B(a)	4,137,314	335,743,031
Chubb Corp. (The)	637,519	44,058,938
Cincinnati Financial Corp.	383,243	13,225,716
Genworth Financial Inc. Class A(a)	1,160,483	9,655,219
Hartford Financial Services Group Inc. (The)	1,034,970	21,817,168
Lincoln National Corp.	684,130	18,033,667
Loews Corp.	718,415	28,643,206
Marsh & McLennan Companies Inc.	1,277,775	41,898,242
MetLife Inc.	2,495,920	93,222,612
Principal Financial Group Inc.	708,457	20,906,566
Progressive Corp. (The)	1,437,884	33,330,151
Prudential Financial Inc.	1,106,733	70,155,805
Torchmark Corp.	236,586	11,793,812
Travelers Companies Inc. (The)	924,264	54,716,429
Unum Group	682,131	16,698,567
XL Group PLC	745,337	16,166,360

		1,062,064,895

INTERNET – 2.95%
Amazon.com Inc.(a)(b)	856,697	173,489,709
eBay Inc.(a)	2,695,852	99,449,980
Expedia Inc.(b)	224,107	7,494,138
F5 Networks Inc.(a)(b)	186,212	25,131,172
Google Inc. Class A(a)	596,759	382,665,741
Netflix Inc.(a)(b)	130,043	14,960,147
Priceline.com Inc.(a)	117,242	84,121,135
Symantec Corp.(a)	1,715,195	32,074,147
TripAdvisor Inc.(a)(b)	223,800	7,982,946
VeriSign Inc.	376,724	14,443,598
Yahoo! Inc.(a)(b)	2,853,971	43,437,439

		885,250,152

IRON & STEEL – 0.25%
Allegheny Technologies Inc.	251,978	10,373,934
Cliffs Natural Resources Inc.	333,933	23,128,200
Nucor Corp.	745,114	32,002,646
United States Steel Corp.(b)	340,084	9,988,267

		75,493,047

LEISURE TIME – 0.20%
Carnival Corp.	1,065,015	34,165,681
Harley-Davidson Inc.	537,433	26,377,212

		60,542,893

LODGING – 0.30%
Marriott International Inc. Class A	628,039	23,771,276
Starwood Hotels & Resorts Worldwide Inc.	461,123	26,011,949
Wyndham Worldwide Corp.	344,625	16,028,509
Wynn Resorts Ltd.	186,739	23,319,966

		89,131,700

Security	Shares	Value
MACHINERY – 1.29%
Caterpillar Inc.	1,523,779	162,312,939
Cummins Inc.	451,291	54,172,972
Deere & Co.	946,090	76,538,681
Flowserve Corp.	128,658	14,861,285
Joy Global Inc.	248,586	18,271,071
Rockwell Automation Inc.	334,822	26,685,313
Roper Industries Inc.	227,823	22,590,929
Xylem Inc.	436,193	12,104,356

		387,537,546

MANUFACTURING – 3.26%
3M Co.	1,634,411	145,805,805
Cooper Industries PLC	372,711	23,834,869
Danaher Corp.	1,347,074	75,436,144
Dover Corp.	431,849	27,180,576
Eaton Corp.	786,998	39,216,110
General Electric Co.	24,899,087	499,724,676
Illinois Tool Works Inc.	1,139,294	65,076,473
Ingersoll-Rand PLC(b)	699,244	28,913,740
Leggett & Platt Inc.	330,690	7,609,177
Pall Corp.	270,867	16,151,799
Parker Hannifin Corp.	354,835	30,001,299
Textron Inc.	656,647	18,274,486

		977,225,154

MEDIA – 3.02%
Cablevision NY Group Class A	511,775	7,512,857
CBS Corp. Class B NVS	1,526,231	51,754,493
Comcast Corp. Class A	6,345,308	190,422,693
DIRECTV Class A(a)(b)	1,592,182	78,558,260
Discovery Communications Inc. Series A(a)(b)	607,858	30,757,615
Gannett Co. Inc.	559,556	8,577,994
McGraw-Hill Companies Inc. (The)	653,683	31,684,015
News Corp. Class A NVS	5,066,318	99,755,801
Scripps Networks Interactive Inc. Class A	225,452	10,977,258
Time Warner Cable Inc.	738,534	60,190,521
Time Warner Inc.	2,282,671	86,170,830
Viacom Inc. Class B NVS	1,270,092	60,278,566
Walt Disney Co. (The)	4,217,759	184,653,489
Washington Post Co. (The) Class B(b)	11,343	4,237,405

		905,531,797

METAL FABRICATE & HARDWARE – 0.20%
Precision Castparts Corp.	341,325	59,015,092

		59,015,092

MINING – 0.62%
Alcoa Inc.	2,506,809	25,118,226
Freeport-McMoRan Copper & Gold Inc.	2,231,476	84,885,347
Newmont Mining Corp.	1,164,078	59,682,279
Titanium Metals Corp.	194,452	2,636,769
Vulcan Materials Co.	305,326	13,046,580

		185,369,201

OFFICE & BUSINESS EQUIPMENT – 0.11%
Pitney Bowes Inc.(b)	471,826	8,294,701
Xerox Corp.	3,131,762	25,304,637

		33,599,338

4	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 500 Index Fund

March 31, 2012

Security	Shares	Value
OIL & GAS – 9.02%
Anadarko Petroleum Corp.	1,173,282	91,914,912
Apache Corp.	904,699	90,867,968
Cabot Oil & Gas Corp.	492,366	15,347,048
Chesapeake Energy Corp.	1,557,778	36,093,716
Chevron Corp.	4,652,067	498,887,665
ConocoPhillips	3,011,336	228,891,649
Denbury Resources Inc.(a)	916,186	16,702,071
Devon Energy Corp.	951,610	67,678,503
Diamond Offshore Drilling Inc.	164,183	10,959,215
EOG Resources Inc.	633,640	70,397,404
EQT Corp.	350,989	16,921,180
Exxon Mobil Corp.	11,090,758	961,901,441
Helmerich & Payne Inc.	253,692	13,686,683
Hess Corp.	711,480	41,941,746
Marathon Oil Corp.	1,655,195	52,469,682
Marathon Petroleum Corp.	817,375	35,441,380
Murphy Oil Corp.	455,872	25,651,918
Nabors Industries Ltd.(a)	682,178	11,931,293
Newfield Exploration Co.(a)(b)	312,893	10,851,129
Noble Corp.(a)(b)	592,906	22,216,188
Noble Energy Inc.	416,053	40,681,662
Occidental Petroleum Corp.	1,908,558	181,751,978
Pioneer Natural Resources Co.	289,828	32,341,907
QEP Resources Inc.	419,269	12,787,705
Range Resources Corp.	371,073	21,574,184
Rowan Companies Inc.(a)	291,859	9,610,917
Southwestern Energy Co.(a)(b)	820,730	25,114,338
Sunoco Inc.	252,252	9,623,414
Tesoro Corp.(a)(b)	328,287	8,811,223
Valero Energy Corp.	1,305,168	33,634,179
WPX Energy Inc.(a)	469,082	8,448,167

		2,705,132,465

OIL & GAS SERVICES – 1.58%
Baker Hughes Inc.	1,028,886	43,151,479
Cameron International Corp.(a)(b)	578,842	30,580,223
FMC Technologies Inc.(a)(b)	562,153	28,343,754
Halliburton Co.	2,173,324	72,132,623
National Oilwell Varco Inc.	998,781	79,373,126
Schlumberger Ltd.	3,138,606	219,482,718

		473,063,923

PACKAGING & CONTAINERS – 0.14%
Ball Corp.	368,559	15,803,810
Bemis Co. Inc.	243,453	7,861,097
Owens-Illinois Inc.(a)	388,275	9,062,339
Sealed Air Corp.	453,575	8,758,533

		41,485,779

PHARMACEUTICALS – 6.71%
Abbott Laboratories	3,700,022	226,774,348
Allergan Inc.	716,917	68,415,389
AmerisourceBergen Corp.	606,265	24,056,595
Bristol-Myers Squibb Co.	3,972,471	134,070,896
Cardinal Health Inc.	812,827	35,040,972
DENTSPLY International Inc.	335,379	13,458,759

Security	Shares	Value
Eli Lilly and Co.	2,403,631	96,794,220
Express Scripts Inc.(a)(b)	1,141,769	61,861,044
Forest Laboratories Inc.(a)	624,144	21,651,555
Johnson & Johnson	6,459,539	426,071,193
McKesson Corp.	578,680	50,790,744
Mead Johnson Nutrition Co. Class A	478,887	39,498,600
Medco Health Solutions Inc.(a)	914,050	64,257,715
Merck & Co. Inc.	7,163,027	275,060,237
Mylan Inc.(a)(b)	1,003,873	23,540,822
Patterson Companies Inc.	206,784	6,906,586
Perrigo Co.	219,386	22,664,768
Pfizer Inc.	17,739,183	401,969,887
Watson Pharmaceuticals Inc.(a)	298,807	20,037,997

		2,012,922,327

PIPELINES – 0.55%
El Paso Corp.	1,817,281	53,700,653
ONEOK Inc.	244,159	19,938,024
Spectra Energy Corp.	1,531,102	48,306,268
Williams Companies Inc. (The)	1,392,439	42,901,046

		164,845,991

REAL ESTATE – 0.05%
CBRE Group Inc. Class A(a)	769,594	15,361,096

		15,361,096

REAL ESTATE INVESTMENT TRUSTS – 1.99%
American Tower Corp.	925,772	58,342,151
Apartment Investment and Management Co. Class A(b)	286,089	7,555,610
AvalonBay Communities Inc.	223,876	31,644,873
Boston Properties Inc.	348,658	36,605,603
Equity Residential(b)	705,974	44,208,092
HCP Inc.	962,939	37,997,573
Health Care REIT Inc.(b)	494,428	27,173,763
Host Hotels & Resorts Inc.(b)	1,663,742	27,318,644
Kimco Realty Corp.(b)	955,901	18,410,653
Plum Creek Timber Co. Inc.(b)	378,768	15,741,598
Prologis Inc.	1,079,215	38,873,324
Public Storage	334,294	46,189,402
Simon Property Group Inc.	720,801	105,006,290
Ventas Inc.	679,347	38,790,714
Vornado Realty Trust	435,185	36,642,577
Weyerhaeuser Co.	1,261,510	27,652,299

		598,153,166

RETAIL – 6.27%
Abercrombie & Fitch Co. Class A	202,264	10,034,317
AutoNation Inc.(a)(b)	105,929	3,634,424
AutoZone Inc.(a)(b)	64,110	23,836,098
Bed Bath & Beyond Inc.(a)	556,696	36,613,896
Best Buy Co. Inc.(b)	666,386	15,780,021
Big Lots Inc.(a)(b)	154,917	6,664,529
CarMax Inc.(a)(b)	532,179	18,440,002
Chipotle Mexican Grill Inc.(a)(b)	73,504	30,724,672
Costco Wholesale Corp.	1,023,795	92,960,586
CVS Caremark Corp.	3,064,760	137,301,248
Darden Restaurants Inc.	301,385	15,418,857
Dollar Tree Inc.(a)(b)	279,872	26,445,105
Family Dollar Stores Inc.	276,391	17,490,023
GameStop Corp. Class A(b)	322,184	7,036,499

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Continued)

iShares® S&P 500 Index Fund

March 31, 2012

Security	Shares	Value
Gap Inc. (The)	780,317	20,397,486
Home Depot Inc. (The)	3,627,595	182,504,304
J.C. Penney Co. Inc.	341,684	12,105,864
Kohl’s Corp.	595,905	29,813,127
Limited Brands Inc.	578,365	27,761,520
Lowe’s Companies Inc.	2,921,252	91,668,888
Macy’s Inc.	973,931	38,694,279
McDonald’s Corp.	2,396,827	235,128,729
Nordstrom Inc.	375,678	20,932,778
O’Reilly Automotive Inc.(a)(b)	299,372	27,347,632
Ross Stores Inc.	537,622	31,235,838
Sears Holdings Corp.(a)(b)	90,367	5,986,814
Staples Inc.	1,632,085	26,407,135
Starbucks Corp.	1,773,314	99,110,519
Target Corp.	1,580,901	92,119,101
Tiffany & Co.	298,454	20,632,125
TJX Companies Inc. (The)	1,776,147	70,530,797
Urban Outfitters Inc.(a)(b)	262,241	7,633,836
Wal-Mart Stores Inc.	4,110,010	251,532,612
Walgreen Co.	2,056,879	68,884,878
Yum! Brands Inc.	1,084,027	77,161,042

		1,879,969,581

SAVINGS & LOANS – 0.07%
Hudson City Bancorp Inc.	1,245,916	9,107,646
People’s United Financial Inc.	848,258	11,230,936

		20,338,582

SEMICONDUCTORS – 3.32%
Advanced Micro Devices Inc.(a)(b)	1,385,642	11,112,849
Altera Corp.	758,029	30,184,715
Analog Devices Inc.	700,315	28,292,726
Applied Materials Inc.	3,035,906	37,766,671
Broadcom Corp. Class A(a)	1,153,353	45,326,773
First Solar Inc.(a)(b)	138,899	3,479,420
Intel Corp.	11,756,319	330,470,127
KLA-Tencor Corp.	391,852	21,324,586
Linear Technology Corp.	537,778	18,123,119
LSI Corp.(a)	1,338,666	11,619,621
Microchip Technology Inc.(b)	450,847	16,771,508
Micron Technology Inc.(a)	2,321,370	18,803,097
Novellus Systems Inc.(a)	166,807	8,325,337
NVIDIA Corp.(a)	1,435,212	22,087,913
QUALCOMM Inc.	3,980,176	270,731,571
Teradyne Inc.(a)(b)	440,373	7,437,900
Texas Instruments Inc.	2,695,266	90,587,890
Xilinx Inc.	615,600	22,426,308

		994,872,131

SOFTWARE – 3.98%
Adobe Systems Inc.(a)(b)	1,161,108	39,837,616
Akamai Technologies Inc.(a)(b)	419,853	15,408,605
Autodesk Inc.(a)	531,065	22,474,671
BMC Software Inc.(a)(b)	387,750	15,572,040
CA Inc.	856,454	23,603,872
Cerner Corp.(a)(b)	343,131	26,132,857
Citrix Systems Inc.(a)	436,363	34,433,404
Dun & Bradstreet Corp. (The)	112,716	9,550,427
Electronic Arts Inc.(a)(b)	782,771	12,900,066
Fidelity National Information Services Inc.	550,768	18,241,436
Fiserv Inc.(a)(b)	325,840	22,610,038
Intuit Inc.	693,433	41,696,126

Security	Shares	Value
Microsoft Corp.	17,572,663	566,718,382
Oracle Corp.	9,224,727	268,993,039
Red Hat Inc.(a)(b)	454,136	27,198,205
Salesforce.com Inc.(a)(b)	319,784	49,409,826

		1,194,780,610

TELECOMMUNICATIONS – 4.19%
AT&T Inc.	13,951,145	435,694,258
CenturyLink Inc.	1,456,941	56,310,770
Cisco Systems Inc.	12,673,957	268,054,191
Corning Inc.	3,578,493	50,385,181
Crown Castle International Corp.(a)(b)	588,685	31,400,458
Frontier Communications Corp.(b)	2,349,972	9,799,383
Harris Corp.	268,861	12,120,254
JDS Uniphase Corp.(a)(b)	542,821	7,865,476
Juniper Networks Inc.(a)(b)	1,237,687	28,318,279
MetroPCS Communications Inc.(a)	693,446	6,254,883
Motorola Mobility Holdings Inc.(a)	619,791	24,320,599
Motorola Solutions Inc.	691,848	35,166,634
Sprint Nextel Corp.(a)(b)	7,042,187	20,070,233
Verizon Communications Inc.	6,672,428	255,086,922
Windstream Corp.	1,376,670	16,120,806

		1,256,968,327

TEXTILES – 0.03%
Cintas Corp.	260,417	10,187,513

		10,187,513

TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.	273,409	10,039,578
Mattel Inc.	797,115	26,830,891

		36,870,469

TRANSPORTATION – 1.77%
C.H. Robinson Worldwide Inc.	384,081	25,153,465
CSX Corp.	2,474,275	53,246,398
Expeditors International of Washington Inc.	498,668	23,193,049
FedEx Corp.	740,557	68,101,622
Norfolk Southern Corp.	776,287	51,102,973
Ryder System Inc.	120,832	6,379,929
Union Pacific Corp.	1,129,752	121,425,745
United Parcel Service Inc. Class B	2,256,044	182,107,872

		530,711,053

TOTAL COMMON STOCKS (Cost: $29,603,395,912)		29,955,490,375

SHORT-TERM INVESTMENTS – 2.04%

MONEY MARKET FUNDS – 2.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	546,677,591	546,677,591
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	42,363,199	42,363,199

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 500 Index Fund

March 31, 2012

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(c)(d)	23,955,360	23,955,360

		612,996,150

TOTAL SHORT-TERM INVESTMENTS (Cost: $612,996,150)		612,996,150

TOTAL INVESTMENTS IN SECURITIES – 101.91% (Cost: $30,216,392,062)		30,568,486,525

Other Assets, Less Liabilities – (1.91)%		(573,892,428)

NET ASSETS – 100.00%		$29,994,594,097

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	7

Schedule of Investments

iShares® S&P 500 Growth Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVERTISING – 0.12%
Omnicom Group Inc.	164,520	$8,332,938

		8,332,938

AEROSPACE & DEFENSE – 2.33%
Boeing Co. (The)	478,952	35,619,660
General Dynamics Corp.	228,626	16,776,576
Goodrich Corp.	129,986	16,305,444
Lockheed Martin Corp.	276,049	24,805,763
Raytheon Co.	204,961	10,817,842
Rockwell Collins Inc.	112,803	6,492,941
United Technologies Corp.	678,912	56,308,961

		167,127,187

AGRICULTURE – 2.79%
Altria Group Inc.	698,564	21,564,671
Lorillard Inc.	93,330	12,084,368
Philip Morris International Inc.	1,785,318	158,197,028
Reynolds American Inc.	191,098	7,919,101

		199,765,168

APPAREL – 1.25%
Coach Inc.	297,895	23,021,326
Nike Inc. Class B	380,329	41,242,877
Ralph Lauren Corp.	67,192	11,713,581
VF Corp.	90,829	13,259,217

		89,237,001

AUTO PARTS & EQUIPMENT – 0.10%
BorgWarner Inc.(a)	87,379	7,369,545

		7,369,545

BEVERAGES – 4.12%
Brown-Forman Corp. Class B NVS	103,276	8,612,186
Coca-Cola Co. (The)	2,346,618	173,673,198
Dr Pepper Snapple Group Inc.	114,655	4,610,277
PepsiCo Inc.	1,628,837	108,073,335

		294,968,996

BIOTECHNOLOGY – 2.36%
Amgen Inc.	819,925	55,746,701
Biogen Idec Inc.(a)	247,287	31,150,743
Celgene Corp.(a)	454,567	35,238,034
Gilead Sciences Inc.(a)	784,523	38,323,949
Life Technologies Corp.(a)(b)	185,339	9,048,250

		169,507,677

Security	Shares	Value
BUILDING MATERIALS – 0.02%
Masco Corp.	115,166	1,539,769

		1,539,769

CHEMICALS – 3.13%
Air Products and Chemicals Inc.	144,498	13,264,916
Airgas Inc.	52,156	4,640,319
CF Industries Holdings Inc.	68,096	12,437,734
E.I. du Pont de Nemours and Co.	656,691	34,738,954
Eastman Chemical Co.	68,358	3,533,425
Ecolab Inc.	301,172	18,588,336
FMC Corp.	72,609	7,686,389
International Flavors & Fragrances Inc.	84,136	4,930,370
Monsanto Co.	554,668	44,240,320
Mosaic Co. (The)	195,059	10,784,812
PPG Industries Inc.	158,032	15,139,466
Praxair Inc.	309,129	35,438,549
Sherwin-Williams Co. (The)	89,888	9,768,129
Sigma-Aldrich Corp.	125,523	9,17 0,710

		224,362,429

COAL – 0.20%
CONSOL Energy Inc.	169,992	5,796,727
Peabody Energy Corp.	283,065	8,197,563

		13,994,290

COMMERCIAL SERVICES – 2.29%
Apollo Group Inc. Class A(a)(b)	116,962	4,519,412
Automatic Data Processing Inc.	508,158	28,045,240
DeVry Inc.	62,117	2,103,903
Equifax Inc.	67,283	2,977,945
Iron Mountain Inc.	90,735	2,613,168
MasterCard Inc. Class A	110,094	46,298,931
Moody’s Corp.	108,091	4,550,631
Paychex Inc.	171,034	5,300,344
Robert Half International Inc.	51,722	1,567,176
Visa Inc. Class A	515,368	60,813,424
Western Union Co.	303,125	5,335,000

		164,125,174

COMPUTERS – 13.44%
Accenture PLC Class A	502,833	32,432,729
Apple Inc.(a)	966,789	579,561,002
Cognizant Technology Solutions Corp. Class A(a)(b)	314,100	24,169,995
EMC Corp.(a)	1,169,735	34,951,682
International Business Machines Corp.	1,201,398	250,671,693
NetApp Inc.(a)	375,190	16,797,256
SanDisk Corp.(a)	251,973	12,495,341
Teradata Corp.(a)	174,056	11,861,916

		962,941,614

COSMETICS & PERSONAL CARE – 2.89%
Colgate-Palmolive Co.	496,830	48,580,038
Estee Lauder Companies Inc. (The) Class A	233,777	14,480,147
Procter & Gamble Co. (The)	2,141,904	143,957,368

		207,017,553

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 500 Growth Index Fund

March 31, 2012

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.45%
Fastenal Co.	217,975	11,792,448
Genuine Parts Co.	113,376	7,114,344
W.W. Grainger Inc.	63,404	13,619,813

		32,526,605

DIVERSIFIED FINANCIAL SERVICES – 1.44%
American Express Co.	630,774	36,496,584
BlackRock Inc.(c)	103,858	21,280,504
Franklin Resources Inc.	147,370	18,278,301
IntercontinentalExchange Inc.(a)	75,477	10,372,049
T. Rowe Price Group Inc.	261,979	17,107,229

		103,534,667

ELECTRIC – 1.11%
Consolidated Edison Inc.	161,392	9,428,520
Dominion Resources Inc.	412,932	21,146,248
NextEra Energy Inc.	249,326	15,228,832
Progress Energy Inc.	181,090	9,617,690
Southern Co. (The)	529,290	23,781,000

		79,202,290

ELECTRICAL COMPONENTS & EQUIPMENT – 0.39%
Emerson Electric Co.	540,138	28,184,401

		28,184,401

ELECTRONICS – 1.07%
Agilent Technologies Inc.	252,994	11,260,763
Amphenol Corp. Class A	169,814	10,149,783
FLIR Systems Inc.	123,328	3,121,432
Honeywell International Inc.	506,000	30,891,300
Thermo Fisher Scientific Inc.	228,236	12,867,946
Waters Corp.(a)(b)	92,601	8,580,408

		76,871,632

ENGINEERING & CONSTRUCTION – 0.09%
Fluor Corp.	103,679	6,224,887

		6,224,887

ENVIRONMENTAL CONTROL – 0.10%
Stericycle Inc.(a)(b)	88,124	7,370,691

		7,370,691

FOOD – 1.73%
Campbell Soup Co.	102,070	3,455,069
General Mills Inc.	446,474	17,613,399
H.J. Heinz Co.	252,750	13,534,762
Hershey Co. (The)	159,441	9,778,517
Hormel Foods Corp.	64,241	1,896,394
J.M. Smucker Co. (The)	68,364	5,562,095
Kellogg Co.	256,187	13,739,309
Kraft Foods Inc. Class A	989,151	37,597,630
McCormick & Co. Inc. NVS	99,592	5,420,793
Sara Lee Corp.	227,585	4,899,905
Whole Foods Market Inc.	126,565	10,530,208

		124,028,081

Security	Shares	Value
HAND & MACHINE TOOLS – 0.13%
Snap-on Inc.	32,781	1,998,657
Stanley Black & Decker Inc.	96,954	7,461,580

		9,460,237

HEALTH CARE – PRODUCTS – 2.67%
Baxter International Inc.	580,463	34,700,078
Becton, Dickinson and Co.	217,134	16,860,455
C.R. Bard Inc.	87,400	8,628,128
Covidien PLC(b)	359,955	19,682,339
Edwards Lifesciences Corp.(a)	119,545	8,694,508
Intuitive Surgical Inc.(a)(b)	40,664	22,029,722
Medtronic Inc.	700,626	27,457,533
St. Jude Medical Inc.	333,136	14,761,256
Stryker Corp.	334,877	18,578,976
Varian Medical Systems Inc.(a)(b)	117,476	8,101,145
Zimmer Holdings Inc.	185,191	11,904,078

		191,398,218

HEALTH CARE – SERVICES – 1.73%
Aetna Inc.	196,729	9,867,927
DaVita Inc.(a)(b)	97,416	8,784,001
Humana Inc.	98,927	9,148,769
Laboratory Corp. of America Holdings(a)(b)	101,059	9,250,941
Quest Diagnostics Inc.	164,627	10,066,941
UnitedHealth Group Inc.	1,082,594	63,808,090
WellPoint Inc.	177,435	13,094,703

		124,021,372

HOME BUILDERS – 0.02%
PulteGroup Inc.(a)(b)	136,528	1,208,273

		1,208,273

HOUSEHOLD PRODUCTS & WARES – 0.51%
Clorox Co. (The)	94,477	6,495,294
Kimberly-Clark Corp.	407,808	30,132,933

		36,628,227

INSURANCE – 0.80%
Aflac Inc.	483,438	22,233,313
Aon Corp.	226,514	11,112,777
Chubb Corp. (The)	160,689	11,105,217
Travelers Companies Inc. (The)	212,505	12,580,296

		57,031,603

INTERNET – 4.76%
Amazon.com Inc.(a)	377,672	76,482,357
eBay Inc.(a)	771,174	28,448,609
Expedia Inc.	62,159	2,078,597
F5 Networks Inc.(a)	82,331	11,111,392
Google Inc. Class A(a)	262,953	168,615,982
Netflix Inc.(a)(b)	57,614	6,627,914
Priceline.com Inc.(a)(b)	51,587	37,013,672
Symantec Corp.(a)	310,957	5,814,896
TripAdvisor Inc.(a)(b)	60,104	2,143,909
VeriSign Inc.	79,611	3,052,286

		341,389,614

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Continued)

iShares® S&P 500 Growth Index Fund

March 31, 2012

Security	Shares	Value
IRON & STEEL – 0.14%
Cliffs Natural Resources Inc.	147,658	10,226,793

		10,226,793

LEISURE TIME – 0.07%
Harley-Davidson Inc.	97,428	4,781,766

		4,781,766

LODGING – 0.30%
Marriott International Inc. Class A	111,075	4,204,189
Starwood Hotels & Resorts Worldwide Inc.	118,251	6,670,539
Wynn Resorts Ltd.	82,563	10,310,467

		21,185,195

MACHINERY – 1.85%
Caterpillar Inc.	436,036	46,446,555
Cummins Inc.	148,834	17,866,033
Deere & Co.	416,252	33,674,787
Flowserve Corp.	43,068	4,974,785
Joy Global Inc.	110,027	8,086,984
Rockwell Automation Inc.	148,047	11,799,346
Roper Industries Inc.	100,737	9,989,081

		132,837,571

MANUFACTURING – 1.71%
3M Co.	554,040	49,425,909
Cooper Industries PLC	98,880	6,323,376
Danaher Corp.	456,165	25,545,240
Dover Corp.	131,752	8,292,471
Illinois Tool Works Inc.	305,045	17,424,170
Pall Corp.	119,991	7,155,063
Parker Hannifin Corp.	101,984	8,622,747

		122,788,976

MEDIA – 1.47%
DIRECTV Class A(a)(b)	700,550	34,565,137
Discovery Communications Inc. Series A(a)(b)	268,729	13,597,688
McGraw-Hill Companies Inc. (The)	167,639	8,125,462
Scripps Networks Interactive Inc. Class A	99,257	4,832,823
Time Warner Cable Inc.	220,818	17,996,667
Viacom Inc. Class B NVS	559,454	26,551,687

		105,669,464

METAL FABRICATE & HARDWARE – 0.23%
Precision Castparts Corp.	96,011	16,600,302

		16,600,302

MINING – 0.37%
Newmont Mining Corp.	512,809	26,291,717

		26,291,717

Security	Shares	Value
OIL & GAS – 8.33%
Anadarko Petroleum Corp.	252,662	19,793,541
Apache Corp.	278,674	27,990,017
Cabot Oil & Gas Corp.	218,159	6,800,016
Chevron Corp.	1,107,042	118,719,184
Diamond Offshore Drilling Inc.	72,273	4,824,223
EOG Resources Inc.	278,744	30,968,459
EQT Corp.	93,254	4,495,775
Exxon Mobil Corp.	3,127,728	271,267,850
Helmerich & Payne Inc.	111,654	6,023,733
Newfield Exploration Co.(a)	93,662	3,248,198
Noble Energy Inc.	115,896	11,332,311
Occidental Petroleum Corp.	604,991	57,613,293
Pioneer Natural Resources Co.	128,114	14,296,241
Range Resources Corp.	118,157	6,869,648
Southwestern Energy Co.(a)(b)	362,899	11,104,709
WPX Energy Inc.(a)	111,517	2,008,421

		597,355,619

OIL & GAS SERVICES – 2.47%
Baker Hughes Inc.	272,970	11,448,362
Cameron International Corp.(a)	255,969	13,522,842
FMC Technologies Inc.(a)(b)	248,561	12,532,446
Halliburton Co.	553,568	18,372,922
National Oilwell Varco Inc.	307,498	24,436,866
Schlumberger Ltd.	1,383,335	96,736,616

		177,050,054

PACKAGING & CONTAINERS – 0.05%
Ball Corp.	90,906	3,898,049

		3,898,049

PHARMACEUTICALS – 7.95%
Abbott Laboratories	1,630,724	99,947,074
Allergan Inc.	315,362	30,094,996
Bristol-Myers Squibb Co.	1,066,724	36,001,935
DENTSPLY International Inc.	88,612	3,556,000
Eli Lilly and Co.	740,450	29,817,921
Express Scripts Inc.(a)(b)	502,116	27,204,645
Johnson & Johnson	2,846,271	187,740,035
Mead Johnson Nutrition Co. Class A	210,521	17,363,772
Medco Health Solutions Inc.(a)	402,030	28,262,709
Merck & Co. Inc.	2,052,551	78,817,958
Mylan Inc.(a)(b)	443,873	10,408,822
Patterson Companies Inc.	46,417	1,550,328
Perrigo Co.	97,007	10,021,793
Watson Pharmaceuticals Inc.(a)	132,222	8,866,807

		569,654,795

PIPELINES – 0.48%
El Paso Corp.	385,701	11,397,464
ONEOK Inc.	64,810	5,292,385
Spectra Energy Corp.	304,644	9,611,518
Williams Companies Inc. (The)	264,744	8,156,763

		34,458,130

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 500 Growth Index Fund

March 31, 2012

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 2.15%
American Tower Corp.	407,710	25,693,884
Apartment Investment and Management Co. Class A(b)	52,904	1,397,195
AvalonBay Communities Inc.	68,304	9,654,770
Boston Properties Inc.(b)	83,254	8,740,838
Equity Residential	221,610	13,877,218
HCP Inc.	187,348	7,392,752
Health Care REIT Inc.	124,620	6,849,115
Plum Creek Timber Co. Inc.(b)	78,865	3,277,629
Prologis Inc.	176,565	6,359,871
Public Storage	104,944	14,500,113
Simon Property Group Inc.	209,373	30,501,459
Ventas Inc.(b)	298,594	17,049,717
Vornado Realty Trust(b)	101,993	8,587,811

		153,882,372

RETAIL – 6.92%
AutoZone Inc.(a)	28,350	10,540,530
Bed Bath & Beyond Inc.(a)(b)	244,639	16,089,907
Big Lots Inc.(a)	44,330	1,907,077
Chipotle Mexican Grill Inc.(a)	32,500	13,585,000
Costco Wholesale Corp.	265,679	24,123,653
Darden Restaurants Inc.	93,484	4,782,641
Dollar Tree Inc.(a)(b)	123,749	11,693,043
Family Dollar Stores Inc.	122,434	7,747,623
Home Depot Inc. (The)	734,590	36,957,223
Kohl’s Corp.	171,266	8,568,438
Limited Brands Inc.	176,461	8,470,128
McDonald’s Corp.	1,056,337	103,626,660
Nordstrom Inc.	124,656	6,945,832
O’Reilly Automotive Inc.(a)(b)	132,359	12,090,995
Ross Stores Inc.	237,645	13,807,174
Starbucks Corp.	780,497	43,621,977
Target Corp.	424,208	24,718,600
Tiffany & Co.	131,991	9,124,538
TJX Companies Inc. (The)	781,335	31,026,813
Urban Outfitters Inc.(a)(b)	88,896	2,587,763
Wal-Mart Stores Inc.	1,140,015	69,768,918
Yum! Brands Inc.	476,944	33,948,874

		495,733,407

SEMICONDUCTORS – 4.19%
Altera Corp.	335,136	13,345,116
Analog Devices Inc.	188,885	7,630,954
Broadcom Corp. Class A(a)	507,349	19,938,816
First Solar Inc.(a)(b)	61,143	1,531,632
Intel Corp.	2,643,409	74,306,227
KLA-Tencor Corp.	173,350	9,433,707
Linear Technology Corp.	154,742	5,214,805
LSI Corp.(a)	294,637	2,557,449
Microchip Technology Inc.	199,684	7,428,245
Novellus Systems Inc.(a)	41,132	2,052,898
NVIDIA Corp.(a)	203,170	3,126,786
QUALCOMM Inc.	1,753,937	119,302,795
Teradyne Inc.(a)(b)	122,125	2,062,691
Texas Instruments Inc.	675,523	22,704,328
Xilinx Inc.	272,227	9,917,230

		300,553,679

SOFTWARE – 5.32%
Adobe Systems Inc.(a)	236,164	8,102,787
Akamai Technologies Inc.(a)	184,859	6,784,325
Autodesk Inc.(a)	115,094	4,870,778
BMC Software Inc.(a)	128,063	5,143,010

Security	Shares	Value
Cerner Corp.(a)(b)	151,721	11,555,072
Citrix Systems Inc.(a)	191,652	15,123,259
Dun & Bradstreet Corp. (The)	49,618	4,204,133
Electronic Arts Inc.(a)	165,382	2,725,495
Fiserv Inc.(a)	144,098	9,998,960
Intuit Inc.	304,873	18,332,014
Microsoft Corp.	4,413,448	142,333,698
Oracle Corp.	4,065,053	118,536,946
Red Hat Inc.(a)	200,808	12,026,391
Salesforce.com Inc.(a)(b)	140,743	21,746,201

		381,483,069

TELECOMMUNICATIONS – 1.22%
Crown Castle International Corp.(a)(b)	260,294	13,884,082
Juniper Networks Inc.(a)(b)	361,198	8,264,211
Motorola Mobility Holdings Inc.(a)	112,359	4,408,967
Verizon Communications Inc.	1,586,340	60,645,778

		87,203,038
TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	71,015	2,607,671
Mattel Inc.	158,598	5,338,408

		7,946,079
TRANSPORTATION – 2.52%
C.H. Robinson Worldwide Inc.	169,826	11,121,905
CSX Corp.	514,191	11,065,390
Expeditors International of Washington Inc.	156,548	7,281,048
Norfolk Southern Corp.	259,310	17,070,377
Union Pacific Corp.	497,356	53,455,823
United Parcel Service Inc. Class B	994,543	80,279,511

		180,274,054

TOTAL COMMON STOCKS (Cost: $5,577,166,123)		7,159,244,268

SHORT-TERM INVESTMENTS – 2.16%

MONEY MARKET FUNDS – 2.16%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25%(c)(d)(e)	138,622,088	138,622,088
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%(c)(d)(e)	10,742,118	10,742,118

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iShares® S&P 500 Growth Index Fund

March 31, 2012

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%(c)(d)	5,748,248	5,748,248

		155,112,454

TOTAL SHORT-TERM INVESTMENTS (Cost: $155,112,454)		155,112,454

TOTAL INVESTMENTS IN SECURITIES – 102.05% (Cost: $5,732,278,577)		7,314,356,722

Other Assets, Less Liabilities – (2.05)%		(147,193,273)

NET ASSETS – 100.00%		$7,167,163,449

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® S&P 500 Value Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.79%

ADVERTISING – 0.19%
Interpublic Group of Companies Inc. (The)	345,797	$3,945,544
Omnicom Group Inc.	87,810	4,447,576

		8,393,120

AEROSPACE & DEFENSE – 1.44%
Boeing Co. (The)	218,504	16,250,142
General Dynamics Corp.	104,408	7,661,459
L-3 Communications Holdings Inc.	76,003	5,378,732
Northrop Grumman Corp.	194,789	11,897,712
Raytheon Co.	109,684	5,789,122
Rockwell Collins Inc.	31,105	1,790,404
United Technologies Corp.	196,505	16,298,125

		65,065,696

AGRICULTURE – 1.28%
Altria Group Inc.	1,056,906	32,626,688
Archer-Daniels-Midland Co.	510,164	16,151,792
Lorillard Inc.	32,743	4,239,564
Reynolds American Inc.	115,333	4,779,400

		57,797,444

AIRLINES – 0.11%
Southwest Airlines Co.	593,004	4,886,353

		4,886,353

AUTO MANUFACTURERS – 1.10%
Ford Motor Co.	2,930,881	36,606,704
PACCAR Inc.	275,170	12,886,211

		49,492,915

AUTO PARTS & EQUIPMENT – 0.46%
BorgWarner Inc.(a)	19,458	1,641,088
Goodyear Tire & Rubber Co. (The)(a)(b)	189,567	2,126,942
Johnson Controls Inc.	524,914	17,049,206

		20,817,236

BANKS – 16.09%
Bank of America Corp.	8,276,400	79,205,148
Bank of New York Mellon Corp. (The)	929,014	22,417,108
BB&T Corp.	537,615	16,875,735
Capital One Financial Corp.	426,759	23,787,547
Citigroup Inc.	2,258,470	82,547,078
Comerica Inc.	151,626	4,906,617
Fifth Third Bancorp	709,229	9,964,667
First Horizon National Corp.	198,740	2,062,921
Goldman Sachs Group Inc. (The)	381,641	47,464,691
Huntington Bancshares Inc.	670,011	4,321,571
J.P. Morgan Chase & Co.	2,943,835	135,357,533
KeyCorp	732,703	6,227,976
M&T Bank Corp.	97,393	8,461,504

Security	Shares	Value
Morgan Stanley	1,174,820	23,073,465
Northern Trust Corp.	185,833	8,817,776
PNC Financial Services Group Inc. (The)(c)	406,818	26,235,693
Regions Financial Corp.	1,087,275	7,165,142
State Street Corp.	376,166	17,115,553
SunTrust Banks Inc.	410,432	9,920,141
U.S. Bancorp	1,473,601	46,683,680
Wells Fargo & Co.	4,066,569	138,832,666
Zions Bancorp	142,742	3,063,243

		724,507,455

BEVERAGES – 0.56%
Beam Inc.	120,615	7,064,421
Coca-Cola Enterprises Inc.	231,019	6,607,144
Constellation Brands Inc. Class A(a)(b)	133,109	3,140,041
Dr Pepper Snapple Group Inc.	78,906	3,172,810
Molson Coors Brewing Co. Class B NVS	120,596	5,456,969

		25,441,385

BUILDING MATERIALS – 0.06%
Masco Corp.	191,097	2,554,967

		2,554,967

CHEMICALS – 1.28%
Air Products and Chemicals Inc.	54,949	5,044,318
Airgas Inc.	14,383	1,279,656
Dow Chemical Co. (The)	914,075	31,663,558
E.I. du Pont de Nemours and Co.	230,015	12,167,793
Eastman Chemical Co.	55,210	2,853,805
Mosaic Co. (The)	84,533	4,673,830

		57,682,960

COAL – 0.09%
Alpha Natural Resources Inc.(a)	170,545	2,593,989
CONSOL Energy Inc.	49,289	1,680,755

		4,274,744

COMMERCIAL SERVICES – 0.71%
Equifax Inc.	42,733	1,891,363
H&R Block Inc.	227,038	3,739,316
Iron Mountain Inc.	64,982	1,871,482
Moody’s Corp.	71,462	3,008,550
Paychex Inc.	122,511	3,796,616
Quanta Services Inc.(a)(b)	163,813	3,423,692
R.R. Donnelley & Sons Co.(b)	138,362	1,714,305
Robert Half International Inc.	71,618	2,170,025
SAIC Inc.(a)	214,232	2,827,862
Total System Services Inc.	124,447	2,870,992
Western Union Co.	252,045	4,435,992

		31,750,195

COMPUTERS – 2.18%
Accenture PLC Class A	124,647	8,039,731
Computer Sciences Corp.	120,205	3,598,938
Dell Inc.(a)(b)	1,177,479	19,546,151
EMC Corp.(a)(b)	712,404	21,286,632
Hewlett-Packard Co.	1,524,010	36,317,158
Lexmark International Inc. Class A	54,913	1,825,308
Western Digital Corp.(a)(b)	180,148	7,456,326

		98,070,244

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iShares® S&P 500 Value Index Fund

March 31, 2012

Security	Shares	Value
COSMETICS & PERSONAL CARE – 0.94%
Avon Products Inc.	331,415	6,416,195
Procter & Gamble Co. (The)	531,001	35,688,577

		42,104,772

DISTRIBUTION & WHOLESALE – 0.13%
Fastenal Co.	66,376	3,590,942
Genuine Parts Co.	36,223	2,272,993

		5,863,935

DIVERSIFIED FINANCIAL SERVICES – 2.19%
American Express Co.	313,009	18,110,701
Ameriprise Financial Inc.	171,080	9,773,800
Charles Schwab Corp. (The)	833,209	11,973,213
CME Group Inc.	51,232	14,822,955
Discover Financial Services	408,661	13,624,758
E*TRADE Financial Corp.(a)(b)	196,824	2,155,223
Federated Investors Inc. Class B(b)	71,576	1,604,018
Invesco Ltd.	343,919	9,172,320
Legg Mason Inc.	96,396	2,692,340
NASDAQ OMX Group Inc. (The)(a)	96,767	2,506,265
NYSE Euronext Inc.	198,519	5,957,555
SLM Corp.	391,679	6,172,861

		98,566,009

ELECTRIC – 5.30%
AES Corp. (The)(a)	494,803	6,467,075
Ameren Corp.	186,495	6,076,007
American Electric Power Co. Inc.	372,746	14,380,541
CMS Energy Corp.	199,423	4,387,306
Consolidated Edison Inc.	105,818	6,181,888
Dominion Resources Inc.	131,577	6,738,058
DTE Energy Co.	130,389	7,175,307
Duke Energy Corp.	1,030,053	21,641,413
Edison International	251,202	10,678,597
Entergy Corp.	136,149	9,149,213
Exelon Corp.	656,303	25,733,641
FirstEnergy Corp.	322,470	14,701,407
Integrys Energy Group Inc.	60,684	3,215,645
NextEra Energy Inc.	134,666	8,225,399
Northeast Utilities	135,989	5,047,912
NRG Energy Inc.(a)	176,486	2,765,536
Pepco Holdings Inc.	176,428	3,332,725
PG&E Corp.	317,745	13,793,310
Pinnacle West Capital Corp.	84,687	4,056,507
PPL Corp.	446,607	12,621,114
Progress Energy Inc.	92,860	4,931,795
Public Service Enterprise Group Inc.	390,179	11,943,379
SCANA Corp.	89,888	4,099,792
Southern Co. (The)	273,946	12,308,394
TECO Energy Inc.	167,279	2,935,746
Wisconsin Energy Corp.	177,183	6,233,298
Xcel Energy Inc.	375,343	9,935,329

		238,756,334

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.26%
Emerson Electric Co.	164,110	8,563,260
Molex Inc.	106,438	2,993,036

		11,556,296

ELECTRONICS – 1.38%
Agilent Technologies Inc.	80,836	3,598,011
FLIR Systems Inc.	27,464	695,114
Honeywell International Inc.	221,204	13,504,504
Jabil Circuit Inc.	142,919	3,590,125
PerkinElmer Inc.	87,950	2,432,697
TE Connectivity Ltd.(b)	328,595	12,075,866
Thermo Fisher Scientific Inc.	112,546	6,345,344
Tyco International Ltd.	355,440	19,968,619

		62,210,280

ENGINEERING & CONSTRUCTION – 0.17%
Fluor Corp.	53,711	3,224,808
Jacobs Engineering Group Inc.(a)	98,480	4,369,558

		7,594,366

ENTERTAINMENT – 0.09%
International Game Technology	230,603	3,871,824

		3,871,824

ENVIRONMENTAL CONTROL – 0.44%
Republic Services Inc.	242,169	7,400,685
Waste Management Inc.	355,737	12,436,565

		19,837,250

FOOD – 2.10%
Campbell Soup Co.	62,258	2,107,433
ConAgra Foods Inc.	317,876	8,347,424
Dean Foods Co.(a)	142,807	1,729,393
General Mills Inc.	163,604	6,454,178
H.J. Heinz Co.	59,510	3,186,760
Hormel Foods Corp.	58,534	1,727,924
J.M. Smucker Co. (The)	36,908	3,002,835
Kraft Foods Inc. Class A	627,212	23,840,328
Kroger Co. (The)	443,155	10,737,646
McCormick & Co. Inc. NVS	28,877	1,571,775
Safeway Inc.(b)	207,737	4,198,365
Sara Lee Corp.	286,556	6,169,551
SUPERVALU Inc.(b)	164,537	939,506
Sysco Corp.	450,727	13,458,708
Tyson Foods Inc. Class A	225,942	4,326,789
Whole Foods Market Inc.	31,453	2,616,889

		94,415,504

FOREST PRODUCTS & PAPER – 0.36%
International Paper Co.	337,003	11,828,805
MeadWestvaco Corp.	132,517	4,186,212

		16,015,017

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 500 Value Index Fund

March 31, 2012

Security	Shares	Value
GAS – 0.59%
AGL Resources Inc.	90,768	3,559,921
CenterPoint Energy Inc.	327,661	6,461,475
NiSource Inc.	216,633	5,275,013
Sempra Energy	185,500	11,122,580

		26,418,989

HAND & MACHINE TOOLS – 0.13%
Snap-on Inc.	20,821	1,269,457
Stanley Black & Decker Inc.	58,494	4,501,698

		5,771,155

HEALTH CARE – PRODUCTS – 0.72%
Boston Scientific Corp.(a)	1,116,575	6,677,118
CareFusion Corp.(a)	174,221	4,517,551
Covidien PLC	103,973	5,685,244
Hospira Inc.(a)(b)	126,325	4,723,292
Medtronic Inc.	280,811	11,004,983

		32,608,188

HEALTH CARE – SERVICES – 0.82%
Aetna Inc.	123,835	6,211,564
Cigna Corp.	220,902	10,879,423
Coventry Health Care Inc.(b)	109,446	3,892,994
Humana Inc.	52,819	4,884,701
Tenet Healthcare Corp.(a)(b)	317,801	1,687,523
WellPoint Inc.	126,387	9,327,361

		36,883,566

HOLDING COMPANIES – DIVERSIFIED – 0.09%
Leucadia National Corp.	153,565	4,008,047

		4,008,047

HOME BUILDERS – 0.18%
D.R. Horton Inc.	216,140	3,278,844
Lennar Corp. Class A(b)	125,809	3,419,488
PulteGroup Inc.(a)(b)	159,201	1,408,929

		8,107,261

HOME FURNISHINGS – 0.16%
Harman International Industries Inc.	54,403	2,546,604
Whirlpool Corp.	58,725	4,513,604

		7,060,208

HOUSEHOLD PRODUCTS & WARES – 0.10%
Avery Dennison Corp.	82,485	2,485,273
Clorox Co. (The)	30,185	2,075,219

		4,560,492

HOUSEWARES – 0.09%
Newell Rubbermaid Inc.	223,549	3,981,408

		3,981,408

INSURANCE – 6.79%
ACE Ltd.	259,977	19,030,316
Allstate Corp. (The)	384,200	12,647,864
American International Group Inc.(a)	414,828	12,789,147

Security	Shares	Value
Aon Corp.	83,179	4,080,762
Assurant Inc.	67,825	2,746,913
Berkshire Hathaway Inc. Class B(a)	1,355,867	110,028,607
Chubb Corp. (The)	89,631	6,194,398
Cincinnati Financial Corp.	125,791	4,341,047
Genworth Financial Inc. Class A(a)	380,891	3,169,013
Hartford Financial Services Group Inc. (The)	338,901	7,144,033
Lincoln National Corp.	223,924	5,902,637
Loews Corp.	235,546	9,391,219
Marsh & McLennan Companies Inc.	418,998	13,738,944
MetLife Inc.	817,646	30,539,078
Principal Financial Group Inc.	231,937	6,844,461
Progressive Corp. (The)	471,476	10,928,814
Prudential Financial Inc.	362,415	22,973,487
Torchmark Corp.	77,659	3,871,301
Travelers Companies Inc. (The)	145,383	8,606,674
Unum Group	223,165	5,463,079
XL Group PLC	242,305	5,255,596

		305,687,390

INTERNET – 0.80%
eBay Inc.(a)(b)	309,082	11,402,035
Expedia Inc.	27,215	910,070
Symantec Corp.(a)	330,836	6,186,633
TripAdvisor Inc.(a)(b)	28,646	1,021,803
VeriSign Inc.	64,297	2,465,147
Yahoo! Inc.(a)(b)	935,864	14,243,850

		36,229,538

IRON & STEEL – 0.38%
Allegheny Technologies Inc.	82,708	3,405,088
Nucor Corp.	244,321	10,493,587
United States Steel Corp.(b)	111,624	3,278,397

		17,177,072

LEISURE TIME – 0.36%
Carnival Corp.	349,219	11,202,946
Harley-Davidson Inc.	103,506	5,080,074

		16,283,020

LODGING – 0.30%
Marriott International Inc. Class A	122,888	4,651,311
Starwood Hotels & Resorts Worldwide Inc.	63,844	3,601,440
Wyndham Worldwide Corp.	112,002	5,209,213

		13,461,964

MACHINERY – 0.63%
Caterpillar Inc.	174,756	18,615,009
Cummins Inc.	36,781	4,415,191
Flowserve Corp.	10,138	1,171,040
Xylem Inc.	143,185	3,973,384

		28,174,624

MANUFACTURING – 5.08%
3M Co.	123,167	10,987,728
Cooper Industries PLC	49,145	3,142,823
Danaher Corp.	101,071	5,659,976
Dover Corp.	44,132	2,777,668

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iShares® S&P 500 Value Index Fund

March 31, 2012

Security	Shares	Value
Eaton Corp.	258,065	12,859,379
General Electric Co.	8,159,974	163,770,678
Illinois Tool Works Inc.	145,362	8,303,078
Ingersoll-Rand PLC(b)	229,263	9,480,025
Leggett & Platt Inc.	108,535	2,497,390
Parker Hannifin Corp.	40,941	3,461,562
Textron Inc.	214,911	5,980,973

		228,921,280

MEDIA – 4.84%
Cablevision NY Group Class A	167,971	2,465,814
CBS Corp. Class B NVS	500,486	16,971,480
Comcast Corp. Class A	2,079,407	62,403,004
Gannett Co. Inc.	183,657	2,815,462
McGraw-Hill Companies Inc. (The)	90,504	4,386,729
News Corp. Class A NVS	1,659,804	32,681,541
Time Warner Cable Inc.	77,288	6,298,972
Time Warner Inc.	747,701	28,225,713
Walt Disney Co. (The)	1,382,184	60,512,016
Washington Post Co. (The) Class B	3,720	1,389,680

		218,150,411

METAL FABRICATE & HARDWARE – 0.15%
Precision Castparts Corp.	40,216	6,953,346

		6,953,346

MINING – 0.91%
Alcoa Inc.	821,413	8,230,558
Freeport-McMoRan Copper & Gold Inc.	730,925	27,804,387
Titanium Metals Corp.	63,821	865,413
Vulcan Materials Co.	99,044	4,232,150

		41,132,508

OFFICE & BUSINESS EQUIPMENT – 0.24%
Pitney Bowes Inc.(b)	154,864	2,722,509
Xerox Corp.	1,026,276	8,292,310

		11,014,819

OIL & GAS – 9.82%
Anadarko Petroleum Corp.	196,001	15,354,718
Apache Corp.	88,878	8,926,906
Chesapeake Energy Corp.	510,812	11,835,514
Chevron Corp.	701,296	75,206,983
ConocoPhillips	986,848	75,010,317
Denbury Resources Inc.(a)	299,778	5,464,953
Devon Energy Corp.	311,603	22,161,205
EQT Corp.	46,349	2,234,485
Exxon Mobil Corp.	1,308,486	113,484,991
Hess Corp.	233,301	13,753,094
Marathon Oil Corp.	542,785	17,206,285
Marathon Petroleum Corp.	268,017	11,621,217
Murphy Oil Corp.	149,405	8,407,019
Nabors Industries Ltd.(a)	223,765	3,913,650
Newfield Exploration Co.(a)	32,863	1,139,689
Noble Corp.(a)	194,156	7,275,025
Noble Energy Inc.	50,222	4,910,707
Occidental Petroleum Corp.	175,106	16,675,344
QEP Resources Inc.	137,585	4,196,343
Range Resources Corp.	34,259	1,991,818

Security	Shares	Value
Rowan Companies Inc.(a)	95,790	3,154,365
Sunoco Inc.	82,798	3,158,744
Tesoro Corp.(a)(b)	107,755	2,892,144
Valero Energy Corp.	427,971	11,028,813
WPX Energy Inc.(a)	70,823	1,275,522

		442,279,851

OIL & GAS SERVICES – 0.52%
Baker Hughes Inc.	134,520	5,641,769
Halliburton Co.	298,882	9,919,894
National Oilwell Varco Inc.	98,028	7,790,285

		23,351,948

PACKAGING & CONTAINERS – 0.24%
Ball Corp.	53,245	2,283,146
Bemis Co. Inc.	79,910	2,580,294
Owens-Illinois Inc.(a)	127,444	2,974,543
Sealed Air Corp.	148,869	2,874,660

		10,712,643

PHARMACEUTICALS – 5.24%
AmerisourceBergen Corp.	198,565	7,879,059
Bristol-Myers Squibb Co.	507,643	17,132,951
Cardinal Health Inc.	266,527	11,489,979
DENTSPLY International Inc.	44,041	1,767,365
Eli Lilly and Co.	236,187	9,511,251
Forest Laboratories Inc.(a)	204,347	7,088,797
McKesson Corp.	189,765	16,655,674
Merck & Co. Inc.	821,560	31,547,904
Patterson Companies Inc.	33,254	1,110,684
Pfizer Inc.	5,813,474	131,733,321

		235,916,985

PIPELINES – 0.63%
El Paso Corp.	309,851	9,156,097
ONEOK Inc.	32,212	2,630,432
Spectra Energy Corp.	276,014	8,708,242
Williams Companies Inc. (The)	259,979	8,009,953

		28,504,724

REAL ESTATE – 0.11%
CBRE Group Inc. Class A(a)	251,756	5,025,050

		5,025,050

REAL ESTATE INVESTMENT TRUSTS – 1.82%
Apartment Investment and Management Co. Class A	54,463	1,438,368
AvalonBay Communities Inc.	22,879	3,233,947
Boston Properties Inc.(b)	52,390	5,500,426
Equity Residential	67,492	4,226,349
HCP Inc.	176,491	6,964,335
Health Care REIT Inc.	70,087	3,851,981
Host Hotels & Resorts Inc.	545,350	8,954,647
Kimco Realty Corp.(b)	312,846	6,025,414
Plum Creek Timber Co. Inc.	66,310	2,755,844
Prologis Inc.	222,706	8,021,870
Public Storage	31,958	4,415,637
Simon Property Group Inc.	80,283	11,695,627
Vornado Realty Trust	66,821	5,626,328
Weyerhaeuser Co.	413,561	9,065,257
		81,776,030

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® S&P 500 Value Index Fund

March 31, 2012

Security	Shares	Value
RETAIL – 5.50%
Abercrombie & Fitch Co. Class A	66,381	3,293,161
AutoNation Inc.(a)(b)	34,767	1,192,856
Best Buy Co. Inc.(b)	218,119	5,165,058
Big Lots Inc.(a)(b)	17,798	765,670
CarMax Inc.(a)(b)	174,164	6,034,783
Costco Wholesale Corp.	137,490	12,484,092
CVS Caremark Corp.	1,004,323	44,993,670
Darden Restaurants Inc.	29,869	1,528,098
GameStop Corp. Class A(b)	105,747	2,309,514
Gap Inc. (The)	255,479	6,678,221
Home Depot Inc. (The)	641,920	32,294,995
J.C. Penney Co. Inc.	112,126	3,972,624
Kohl’s Corp.	68,756	3,439,863
Limited Brands Inc.	59,106	2,837,088
Lowe’s Companies Inc.	956,957	30,029,311
Macy’s Inc.	319,361	12,688,213
Nordstrom Inc.	30,976	1,725,983
Sears Holdings Corp.(a)(b)	29,662	1,965,107
Staples Inc.	534,994	8,656,203
Target Corp.	201,951	11,767,685
Urban Outfitters Inc.(a)	19,795	576,232
Wal-Mart Stores Inc.	498,334	30,498,041
Walgreen Co.	673,559	22,557,491

		247,453,959

SAVINGS & LOANS – 0.15%
Hudson City Bancorp Inc.	408,934	2,989,307
People’s United Financial Inc.	278,412	3,686,175

		6,675,482

SEMICONDUCTORS – 2.28%
Advanced Micro Devices Inc.(a)(b)	454,794	3,647,448
Analog Devices Inc.	90,036	3,637,454
Applied Materials Inc.	995,499	12,384,008
Intel Corp.	1,887,802	53,066,114
Linear Technology Corp.	62,123	2,093,545
LSI Corp.(a)	219,664	1,906,683
Micron Technology Inc.(a)	759,721	6,153,740
Novellus Systems Inc.(a)	24,090	1,202,332
NVIDIA Corp.(a)	318,418	4,900,453
Teradyne Inc.(a)(b)	53,477	903,227
Texas Instruments Inc.	379,611	12,758,726

		102,653,730

SOFTWARE – 2.40%
Adobe Systems Inc.(a)	205,207	7,040,652
Autodesk Inc.(a)	89,302	3,779,261
BMC Software Inc.(a)(b)	31,825	1,278,092
CA Inc.	280,489	7,730,277
Electronic Arts Inc.(a)(b)	133,572	2,201,267
Fidelity National Information Services Inc.	180,258	5,970,145
Microsoft Corp.	2,476,314	79,861,126

		107,860,820

Security	Shares	Value
TELECOMMUNICATIONS – 7.71%
AT&T Inc.	4,572,086	142,786,246
CenturyLink Inc.	477,776	18,466,042
Cisco Systems Inc.	4,153,434	87,845,129
Corning Inc.	1,173,474	16,522,514
Frontier Communications Corp.(b)	771,299	3,216,317
Harris Corp.	88,268	3,979,121
JDS Uniphase Corp.(a)(b)	178,159	2,581,524
Juniper Networks Inc.(a)	138,723	3,173,982
MetroPCS Communications Inc.(a)	227,602	2,052,970
Motorola Mobility Holdings Inc.(a)	119,265	4,679,959
Motorola Solutions Inc.	226,861	11,531,345
Sprint Nextel Corp.(a)(b)	2,305,045	6,569,378
Verizon Communications Inc.	1,005,828	38,452,805
Windstream Corp.	450,378	5,273,926

		347,131,258

TEXTILES – 0.07%
Cintas Corp.	85,477	3,343,860

		3,343,860

TOYS, GAMES & HOBBIES – 0.14%
Hasbro Inc.	36,796	1,351,149
Mattel Inc.	143,034	4,814,525

		6,165,674

TRANSPORTATION – 0.89%
CSX Corp.	429,920	9,251,878
Expeditors International of Washington Inc.	47,672	2,217,225
FedEx Corp.	242,499	22,300,208
Norfolk Southern Corp.	61,416	4,043,015
Ryder System Inc.	39,665	2,094,312

		39,906,638

TOTAL COMMON STOCKS (Cost: $4,228,753,085)		4,492,870,239

SHORT-TERM INVESTMENTS – 1.97%

MONEY MARKET FUNDS – 1.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	78,964,113	78,964,113
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	6,119,095	6,119,095

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iShares® S&P 500 Value Index Fund

March 31, 2012

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(c)(d)	3,555,972	3,555,972

		88,639,180

TOTAL SHORT-TERM INVESTMENTS (Cost: $88,639,180)		88,639,180

TOTAL INVESTMENTS IN SECURITIES – 101.76% (Cost: $4,317,392,265)		4,581,509,419

Other Assets, Less Liabilities – (1.76)%		(79,114,466)

NET ASSETS – 100.00%		$4,502,394,953

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® Russell 1000 Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.15%
Clear Channel Outdoor Holdings Inc. Class A(a)	19,381	$154,660
Interpublic Group of Companies Inc. (The)	220,452	2,515,357
Lamar Advertising Co. Class A(a)(b)	27,492	891,016
Omnicom Group Inc.	134,080	6,791,152

		10,352,185

AEROSPACE & DEFENSE – 1.81%
Alliant Techsystems Inc.	15,876	795,705
BE Aerospace Inc.(a)(b)	46,693	2,169,824
Boeing Co. (The)	352,694	26,229,853
Exelis Inc.	87,507	1,095,588
General Dynamics Corp.	158,659	11,642,397
Goodrich Corp.	59,565	7,471,834
L-3 Communications Holdings Inc.	47,738	3,378,418
Lockheed Martin Corp.	126,602	11,376,456
Northrop Grumman Corp.	124,872	7,627,182
Raytheon Co.	170,164	8,981,256
Rockwell Collins Inc.	69,780	4,016,537
Spirit AeroSystems Holdings Inc. Class A(a)(b)	55,512	1,357,823
TransDigm Group Inc.(a)	23,964	2,774,073
United Technologies Corp.	437,257	36,266,095

		125,183,041

AGRICULTURE – 1.97%
Altria Group Inc.	1,000,088	30,872,717
Archer-Daniels-Midland Co.	322,880	10,222,381
Bunge Ltd.(b)	70,369	4,816,054
Lorillard Inc.	64,574	8,361,041
Philip Morris International Inc.	849,601	75,283,145
Reynolds American Inc.	159,896	6,626,090

		136,181,428

AIRLINES – 0.17%
Copa Holdings SA Class A	15,257	1,208,354
Delta Air Lines Inc.(a)	404,881	4,012,371
Southwest Airlines Co.	380,365	3,134,208
United Continental Holdings Inc.(a)(b)	159,506	3,429,379

		11,784,312

APPAREL – 0.65%
Coach Inc.	139,781	10,802,276
Deckers Outdoor Corp.(a)(b)	18,358	1,157,472
Hanesbrands Inc.(a)	45,639	1,348,176
Nike Inc. Class B	170,795	18,521,010
Ralph Lauren Corp.	30,009	5,231,469
Under Armour Inc. Class A(a)(b)	17,532	1,648,008
VF Corp.	41,531	6,062,695

		44,771,106

AUTO MANUFACTURERS – 0.62%
Ford Motor Co.	1,780,087	22,233,287

Security	Shares	Value
General Motors Co.(a)(b)	363,165	9,315,182
Navistar International Corp.(a)	31,858	1,288,656
Oshkosh Corp.(a)	43,126	999,229
PACCAR Inc.	174,630	8,177,923
Tesla Motors Inc.(a)(b)	25,592	953,046

		42,967,323

AUTO PARTS & EQUIPMENT – 0.42%
Autoliv Inc.	42,687	2,862,163
BorgWarner Inc.(a)	52,461	4,424,561
Delphi Automotive PLC(a)	55,187	1,743,909
Federal-Mogul Corp. Class A(a)	9,300	160,053
Goodyear Tire & Rubber Co. (The)(a)	115,668	1,297,795
Johnson Controls Inc.	322,976	10,490,260
Lear Corp.	50,462	2,345,978
TRW Automotive Holdings Corp.(a)	49,286	2,289,335
Visteon Corp.(a)	24,630	1,305,390
WABCO Holdings Inc.(a)	31,945	1,932,034

		28,851,478

BANKS – 6.75%
Associated Banc-Corp	82,050	1,145,418
Bank of America Corp.	5,129,647	49,090,722
Bank of Hawaii Corp.	22,553	1,090,437
Bank of New York Mellon Corp. (The)	593,246	14,315,026
BB&T Corp.	332,677	10,442,731
BOK Financial Corp.	12,071	679,356
Capital One Financial Corp.	238,748	13,307,813
CapitalSource Inc.(b)	110,710	730,686
CIT Group Inc.(a)	96,189	3,966,834
Citigroup Inc.	1,388,296	50,742,219
City National Corp.	22,088	1,158,957
Comerica Inc.	96,048	3,108,113
Commerce Bancshares Inc.	37,398	1,515,367
Cullen/Frost Bankers Inc.	25,233	1,468,308
East West Bancorp Inc.	71,689	1,655,299
Fifth Third Bancorp	438,441	6,160,096
First Citizens BancShares Inc. Class A	2,643	482,850
First Horizon National Corp.	124,649	1,293,857
First Republic Bank(a)	34,733	1,144,105
Fulton Financial Corp.	94,346	990,633
Goldman Sachs Group Inc. (The)	247,345	30,762,298
Huntington Bancshares Inc.	413,576	2,667,565
J.P. Morgan Chase & Co.	1,898,355	87,286,363
KeyCorp	456,544	3,880,624
M&T Bank Corp.	59,933	5,206,979
Morgan Stanley	737,976	14,493,849
Northern Trust Corp.	104,026	4,936,034
PNC Financial Services Group Inc. (The)(c)	251,867	16,242,903
Popular Inc.(a)	484,282	992,778
Regions Financial Corp.	675,415	4,450,985
State Street Corp.	240,921	10,961,905
SunTrust Banks Inc.	256,263	6,193,877
Synovus Financial Corp.	382,815	784,771
TCF Financial Corp.	75,302	895,341
U.S. Bancorp	920,434	29,159,349
Valley National Bancorp	87,886	1,138,124
Wells Fargo & Co.	2,349,904	80,225,722
Zions Bancorp	87,039	1,867,857

		466,636,151

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2012

Security	Shares	Value
BEVERAGES – 2.15%
Beam Inc.	73,953	4,331,427
Brown-Forman Corp. Class B NVS	49,172	4,100,453
Coca-Cola Co. (The)	943,819	69,852,044
Coca-Cola Enterprises Inc.	144,642	4,136,761
Constellation Brands Inc. Class A(a)	81,225	1,916,098
Dr Pepper Snapple Group Inc.	106,262	4,272,795
Green Mountain Coffee Roasters Inc.(a)(b)	58,887	2,758,267
Molson Coors Brewing Co. Class B NVS	64,165	2,903,466
Monster Beverage Corp.(a)	66,930	4,155,684
PepsiCo Inc.	755,138	50,103,407

		148,530,402

BIOTECHNOLOGY – 1.53%
Alexion Pharmaceuticals Inc.(a)(b)	87,718	8,145,493
Amgen Inc.	380,280	25,855,237
Amylin Pharmaceuticals Inc.(a)(b)	68,969	1,721,466
Bio-Rad Laboratories Inc. Class A(a)	9,425	977,278
Biogen Idec Inc.(a)	115,436	14,541,473
Celgene Corp.(a)	209,855	16,267,960
Charles River Laboratories International Inc.(a)(b)	23,342	842,413
Dendreon Corp.(a)(b)	69,010	735,302
Gilead Sciences Inc.(a)	376,516	18,392,807
Human Genome Sciences Inc.(a)(b)	89,623	738,493
Illumina Inc.(a)(b)	59,160	3,112,408
Life Technologies Corp.(a)	85,640	4,180,945
Myriad Genetics Inc.(a)	40,584	960,217
Regeneron Pharmaceuticals Inc.(a)(b)	35,052	4,087,764
United Therapeutics Corp.(a)(b)	22,385	1,055,005
Vertex Pharmaceuticals Inc.(a)(b)	98,472	4,038,337

		105,652,598

BUILDING MATERIALS – 0.14%
Armstrong World Industries Inc.	9,903	482,969
Fortune Brands Home & Security Inc.(a)	72,984	1,610,757
Lennox International Inc.	25,266	1,018,220
Martin Marietta Materials Inc.	21,618	1,851,149
Masco Corp.	169,588	2,267,392
Owens Corning(a)	59,116	2,129,949

		9,360,436

CHEMICALS – 2.46%
Air Products and Chemicals Inc.	101,248	9,294,566
Airgas Inc.	37,767	3,360,130
Albemarle Corp.	43,930	2,808,006
Ashland Inc.	37,948	2,317,105
Cabot Corp.	31,017	1,323,805
Celanese Corp. Series A	75,000	3,463,500
CF Industries Holdings Inc.	31,186	5,696,123
Cytec Industries Inc.	21,652	1,316,225
Dow Chemical Co. (The)	562,362	19,480,220
E.I. du Pont de Nemours and Co.	443,689	23,471,148
Eastman Chemical Co.	67,953	3,512,491
Ecolab Inc.	143,346	8,847,315
FMC Corp.	34,291	3,630,045
Huntsman Corp.	91,333	1,279,575
International Flavors & Fragrances Inc.	38,573	2,260,378
Intrepid Potash Inc.(a)(b)	24,785	603,019
Kronos Worldwide Inc.(b)	10,271	256,159
LyondellBasell Industries NV Class A	149,553	6,527,988

Security	Shares	Value
Monsanto Co.	256,059	20,423,266
Mosaic Co. (The)	131,588	7,275,500
PPG Industries Inc.	75,639	7,246,216
Praxair Inc.	145,151	16,640,111
Rockwood Holdings Inc.(a)(b)	32,454	1,692,476
RPM International Inc.	62,777	1,644,130
Sherwin-Williams Co. (The)	42,998	4,672,593
Sigma-Aldrich Corp.	58,322	4,261,005
Solutia Inc.	57,821	1,615,519
Valspar Corp. (The)	46,033	2,222,934
W.R. Grace & Co.(a)	35,304	2,040,571
Westlake Chemical Corp.	9,528	617,319

		169,799,438

COAL – 0.17%
Alpha Natural Resources Inc.(a)	108,909	1,656,506
Arch Coal Inc.	101,894	1,091,285
CONSOL Energy Inc.	108,348	3,694,667
Peabody Energy Corp.	129,233	3,742,587
Walter Energy Inc.	29,838	1,766,708

		11,951,753

COMMERCIAL SERVICES – 1.81%
Aaron’s Inc.	36,101	935,016
Alliance Data Systems Corp.(a)(b)	24,523	3,088,917
Apollo Group Inc. Class A(a)	53,311	2,059,937
Automatic Data Processing Inc.	238,733	13,175,674
Booz Allen Hamilton Holding Corp.	11,048	188,147
Career Education Corp.(a)	29,245	235,715
CoreLogic Inc.(a)	45,913	749,300
Corrections Corp. of America(a)	47,568	1,299,082
DeVry Inc.	32,604	1,104,297
Education Management Corp.(a)(b)	18,195	249,090
Equifax Inc.	58,919	2,607,755
FleetCor Technologies Inc.(a)(b)	7,014	271,933
Gartner Inc.(a)(b)	46,767	1,994,145
Genpact Ltd.(a)	59,638	972,099
Global Payments Inc.	38,514	1,828,260
Green Dot Corp. Class A(a)(b)	6,710	177,949
H&R Block Inc.	146,070	2,405,773
Hertz Global Holdings Inc.(a)	115,646	1,739,316
Iron Mountain Inc.	72,901	2,099,549
ITT Educational Services Inc.(a)(b)	11,187	739,908
KAR Auction Services Inc.(a)	13,618	220,748
Lender Processing Services Inc.	40,915	1,063,790
Manpower Inc.	38,908	1,843,072
MasterCard Inc. Class A	51,241	21,548,890
Monster Worldwide Inc.(a)(b)	61,207	596,768
Moody’s Corp.	95,711	4,029,433
Morningstar Inc.	11,525	726,651
Paychex Inc.	154,671	4,793,254
Quanta Services Inc.(a)	103,325	2,159,493
R.R. Donnelley & Sons Co.(b)	88,988	1,102,561
Robert Half International Inc.	70,514	2,136,574
SAIC Inc.(a)	138,612	1,829,678
SEI Investments Co.	68,936	1,426,286
Service Corp. International	105,884	1,192,254
Total System Services Inc.	77,971	1,798,791
Towers Watson & Co. Class A	27,189	1,796,377
Verisk Analytics Inc. Class A(a)	56,966	2,675,693
Visa Inc. Class A	249,824	29,479,232
VistaPrint NV(a)(b)	17,644	681,941
Weight Watchers International Inc.(a)(b)	13,698	1,057,349
Western Union Co.	301,938	5,314,109

		125,394,806

2	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2012

Security	Shares	Value
COMPUTERS – 7.59%
Accenture PLC Class A	308,860	19,921,470
Apple Inc.(a)	441,785	264,836,854
Brocade Communications Systems Inc.(a)	223,476	1,284,987
Cadence Design Systems Inc.(a)(b)	127,220	1,506,285
Cognizant Technology Solutions Corp. Class A(a)	145,322	11,182,528
Computer Sciences Corp.	74,445	2,228,883
Dell Inc.(a)	730,361	12,123,993
Diebold Inc.	30,953	1,192,310
DST Systems Inc.	15,926	863,667
EMC Corp.(a)	982,966	29,371,024
Fortinet Inc.(a)	56,713	1,568,114
Fusion-io Inc.(a)(b)	8,391	238,388
Hewlett-Packard Co.	949,268	22,621,056
IHS Inc. Class A(a)(b)	23,721	2,221,472
International Business Machines Corp.	578,631	120,731,358
Lexmark International Inc. Class A	32,955	1,095,424
MICROS Systems Inc.(a)(b)	38,878	2,149,565
NCR Corp.(a)	75,061	1,629,574
NetApp Inc.(a)	176,035	7,881,087
Riverbed Technology Inc.(a)(b)	73,711	2,069,805
SanDisk Corp.(a)	113,765	5,641,606
Synopsys Inc.(a)	70,438	2,159,629
Teradata Corp.(a)	80,810	5,507,202
Western Digital Corp.(a)	111,395	4,610,639

		524,636,920

COSMETICS & PERSONAL CARE – 1.78%
Avon Products Inc.	206,080	3,989,709
Colgate-Palmolive Co.	233,570	22,838,474
Estee Lauder Companies Inc. (The) Class A	107,671	6,669,142
Procter & Gamble Co. (The)	1,333,499	89,624,468

		123,121,793

DISTRIBUTION & WHOLESALE – 0.41%
Arrow Electronics Inc.(a)	55,424	2,326,145
Fastenal Co.	140,756	7,614,899
Fossil Inc.(a)(b)	25,064	3,307,947
Genuine Parts Co.	75,310	4,725,702
Ingram Micro Inc. Class A(a)	70,787	1,313,807
LKQ Corp.(a)	69,980	2,181,277
W.W. Grainger Inc.	27,260	5,855,721
WESCO International Inc.(a)(b)	20,387	1,331,475

		28,656,973

DIVERSIFIED FINANCIAL SERVICES – 1.82%
Affiliated Managers Group Inc.(a)	24,904	2,784,516
Air Lease Corp.(a)	16,450	395,951
American Express Co.	501,943	29,042,422
Ameriprise Financial Inc.	108,094	6,175,410
BlackRock Inc.(c)	40,964	8,393,524
CBOE Holdings Inc.	25,006	710,671
Charles Schwab Corp. (The)	500,506	7,192,271
CME Group Inc.	32,056	9,274,762
Discover Financial Services	260,220	8,675,735
E*TRADE Financial Corp.(a)	118,657	1,299,294
Eaton Vance Corp.	57,243	1,636,005

Security	Shares	Value
Federated Investors Inc. Class B(b)	42,797	959,081
Franklin Resources Inc.	69,255	8,589,698
Greenhill & Co. Inc.	14,005	611,178
Interactive Brokers Group Inc. Class A	17,275	293,675
IntercontinentalExchange Inc.(a)	35,161	4,831,825
Invesco Ltd.	221,076	5,896,097
Janus Capital Group Inc.	88,174	785,630
Jefferies Group Inc.	63,884	1,203,575
Lazard Ltd. Class A(b)	52,405	1,496,687
Legg Mason Inc.	66,817	1,866,199
LPL Investment Holdings Inc.(a)(b)	16,209	614,969
NASDAQ OMX Group Inc. (The)(a)	59,545	1,542,215
NYSE Euronext Inc.	125,580	3,768,656
Raymond James Financial Inc.	52,504	1,917,971
SLM Corp.	253,026	3,987,690
T. Rowe Price Group Inc.	124,297	8,116,594
TD Ameritrade Holding Corp.	105,320	2,079,017
Waddell & Reed Financial Inc. Class A	40,845	1,323,786

		125,465,104

ELECTRIC – 3.00%
AES Corp. (The)(a)	315,088	4,118,200
Alliant Energy Corp.	53,083	2,299,556
Ameren Corp.	115,819	3,773,383
American Electric Power Co. Inc.	230,320	8,885,746
Calpine Corp.(a)	183,416	3,156,589
CMS Energy Corp.	120,709	2,655,598
Consolidated Edison Inc.	139,859	8,170,563
Dominion Resources Inc.	275,063	14,085,976
DTE Energy Co.	81,203	4,468,601
Duke Energy Corp.	636,057	13,363,558
Edison International	155,447	6,608,052
Entergy Corp.	84,893	5,704,810
Exelon Corp.	399,208	15,652,946
FirstEnergy Corp.	199,911	9,113,942
GenOn Energy Inc.(a)	364,953	759,102
Great Plains Energy Inc.	64,348	1,304,334
Hawaiian Electric Industries Inc.	45,168	1,145,009
Integrys Energy Group Inc.	37,564	1,990,516
ITC Holdings Corp.	24,452	1,881,337
MDU Resources Group Inc.	90,671	2,030,124
National Fuel Gas Co.	39,598	1,905,456
NextEra Energy Inc.	201,593	12,313,300
Northeast Utilities	84,503	3,136,751
NRG Energy Inc.(a)	107,933	1,691,310
NSTAR	49,555	2,409,860
NV Energy Inc.	113,195	1,824,703
OGE Energy Corp.	46,837	2,505,779
Pepco Holdings Inc.	108,210	2,044,087
PG&E Corp.	201,322	8,739,388
Pinnacle West Capital Corp.	52,168	2,498,847
PPL Corp.	275,903	7,797,019
Progress Energy Inc.	140,839	7,479,959
Public Service Enterprise Group Inc.	241,836	7,402,600
SCANA Corp.	55,097	2,512,974
Southern Co. (The)	406,201	18,250,611
TECO Energy Inc.	103,225	1,811,599
Westar Energy Inc.	54,750	1,529,168
Wisconsin Energy Corp.	112,284	3,950,151
Xcel Energy Inc.	231,085	6,116,820

		207,088,324

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2012

Security	Shares	Value

ELECTRICAL COMPONENTS & EQUIPMENT – 0.44%
AMETEK Inc.	76,873	3,729,109
Emerson Electric Co.	359,576	18,762,676
Energizer Holdings Inc.(a)	31,445	2,332,590
General Cable Corp.(a)(b)	24,685	717,840
GrafTech International Ltd.(a)	60,666	724,352
Hubbell Inc. Class B	28,962	2,275,834
Molex Inc.	65,032	1,828,700
SunPower Corp.(a)(b)	46,920	299,349

		30,670,450

ELECTRONICS – 1.25%
Agilent Technologies Inc.	166,246	7,399,609
Amphenol Corp. Class A	79,230	4,735,577
Avnet Inc.(a)	68,503	2,492,824
AVX Corp.	22,729	301,387
FLIR Systems Inc.	76,552	1,937,531
Garmin Ltd.	51,471	2,416,563
Gentex Corp.	68,511	1,678,519
Honeywell International Inc.	375,992	22,954,312
Itron Inc.(a)	19,208	872,235
Jabil Circuit Inc.	92,550	2,324,856
Mettler-Toledo International Inc.(a)(b)	15,437	2,851,986
National Instruments Corp.	42,988	1,226,018
PerkinElmer Inc.	53,352	1,475,716
Tech Data Corp.(a)	18,916	1,026,382
Thermo Fisher Scientific Inc.	183,152	10,326,110
Thomas & Betts Corp.(a)	24,803	1,783,584
Trimble Navigation Ltd.(a)(b)	58,618	3,189,992
Tyco International Ltd.	223,299	12,544,938
Vishay Intertechnology Inc.(a)	69,043	839,563
Waters Corp.(a)	43,930	4,070,554

		86,448,256

ENGINEERING & CONSTRUCTION – 0.25%
AECOM Technology Corp.(a)(b)	56,362	1,260,818
Chicago Bridge & Iron Co. NV	47,905	2,069,017
Fluor Corp.	83,253	4,998,510
Jacobs Engineering Group Inc.(a)	60,618	2,689,621
KBR Inc.	72,791	2,587,720
McDermott International Inc.(a)	110,985	1,421,718
Shaw Group Inc. (The)(a)	31,065	985,071
URS Corp.	37,189	1,581,276

		17,593,751

ENTERTAINMENT – 0.12%
Bally Technologies Inc.(a)(b)	20,395	953,466
Dolby Laboratories Inc. Class A(a)	25,159	957,551
DreamWorks Animation SKG Inc. Class A(a)(b)	33,839	624,329
International Game Technology	143,538	2,410,003
Madison Square Garden Inc. Class A(a)	28,554	976,547
Marriott Vacations Worldwide Corp.(a)	12,300	350,673
Penn National Gaming Inc.(a)(b)	32,122	1,380,604
Regal Entertainment Group Class A	38,211	519,670

		8,172,843

ENVIRONMENTAL CONTROL – 0.27%
Covanta Holding Corp.	54,168	879,147
Republic Services Inc.	153,365	4,686,834

Security	Shares	Value
Stericycle Inc.(a)(b)	41,197	3,445,717
Waste Connections Inc.	58,907	1,916,245
Waste Management Inc.	226,535	7,919,663

		18,847,606

FOOD – 1.74%
Campbell Soup Co.	84,803	2,870,582
ConAgra Foods Inc.	195,363	5,130,232
Corn Products International Inc.	36,741	2,118,119
Dean Foods Co.(a)	86,703	1,049,973
Flowers Foods Inc.	52,900	1,077,573
General Mills Inc.	305,000	12,032,250
H.J. Heinz Co.	153,826	8,237,382
Hershey Co. (The)	72,722	4,460,040
Hormel Foods Corp.	65,743	1,940,733
J.M. Smucker Co. (The)	55,566	4,520,850
Kellogg Co.	117,813	6,318,311
Kraft Foods Inc. Class A	789,405	30,005,284
Kroger Co. (The)	273,211	6,619,903
McCormick & Co. Inc. NVS	63,310	3,445,963
Post Holdings Inc.(a)	13,162	433,425
Ralcorp Holdings Inc.(a)	26,320	1,950,049
Safeway Inc.	127,048	2,567,640
Sara Lee Corp.	279,438	6,016,300
Smithfield Foods Inc.(a)	79,745	1,756,782
SUPERVALU Inc.(b)	100,419	573,393
Sysco Corp.	278,793	8,324,759
Tyson Foods Inc. Class A	143,860	2,754,919
Whole Foods Market Inc.	73,802	6,140,327

		120,344,789

FOREST PRODUCTS & PAPER – 0.17%
Domtar Corp.	17,428	1,662,283
International Paper Co.	208,588	7,321,439
MeadWestvaco Corp.	81,240	2,566,371

		11,550,093

GAS – 0.32%
AGL Resources Inc.	55,568	2,179,377
Atmos Energy Corp.	42,743	1,344,695
CenterPoint Energy Inc.	203,385	4,010,752
NiSource Inc.	134,406	3,272,786
Questar Corp.	84,134	1,620,421
Sempra Energy	114,253	6,850,610
UGI Corp.	53,699	1,463,298
Vectren Corp.	38,661	1,123,488

		21,865,427

HAND & MACHINE TOOLS – 0.18%
Kennametal Inc.	39,372	1,753,235
Lincoln Electric Holdings Inc.	40,539	1,837,228
Regal Beloit Corp.	18,313	1,200,417
Snap-on Inc.	27,987	1,706,367
Stanley Black & Decker Inc.	80,250	6,176,040

		12,673,287

HEALTH CARE – PRODUCTS – 1.92%
Alere Inc.(a)	36,458	948,273
Baxter International Inc.	272,496	16,289,811

4	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2012

Security	Shares	Value
Becton, Dickinson and Co.	104,494	8,113,959
Boston Scientific Corp.(a)	694,056	4,150,455
Bruker Corp.(a)	40,086	613,717
C.R. Bard Inc.	41,057	4,053,147
CareFusion Corp.(a)	106,806	2,769,480
Cooper Companies Inc. (The)	21,937	1,792,472
Covidien PLC	236,841	12,950,466
Edwards Lifesciences Corp.(a)	54,879	3,991,350
Gen-Probe Inc.(a)(b)	20,869	1,385,910
Henry Schein Inc.(a)(b)	44,098	3,337,337
Hill-Rom Holdings Inc.	29,870	997,957
Hologic Inc.(a)	125,286	2,699,913
Hospira Inc.(a)(b)	80,241	3,000,211
IDEXX Laboratories Inc.(a)(b)	27,518	2,406,449
Intuitive Surgical Inc.(a)	18,787	10,177,857
Medtronic Inc.	511,922	20,062,223
QIAGEN NV(a)(b)	110,711	1,723,770
ResMed Inc.(a)(b)	68,001	2,101,911
Sirona Dental Systems Inc.(a)(b)	26,367	1,358,955
St. Jude Medical Inc.	157,186	6,964,912
Stryker Corp.	149,735	8,307,298
TECHNE Corp.	17,554	1,230,535
Teleflex Inc.	19,037	1,164,112
Thoratec Corp.(a)(b)	27,114	914,013
Varian Medical Systems Inc.(a)(b)	56,283	3,881,276
Zimmer Holdings Inc.	85,605	5,502,689

		132,890,458

HEALTH CARE – SERVICES – 1.39%
Aetna Inc.	167,011	8,377,272
AMERIGROUP Corp.(a)(b)	20,712	1,393,503
Brookdale Senior Living Inc.(a)(b)	46,092	862,842
Cigna Corp.	136,361	6,715,779
Community Health Systems Inc.(a)	44,977	1,000,289
Covance Inc.(a)(b)	28,761	1,369,886
Coventry Health Care Inc.	70,919	2,522,589
DaVita Inc.(a)	45,782	4,128,163
HCA Holdings Inc.	53,251	1,317,430
Health Management Associates Inc. Class A(a)(b)	119,742	804,666
Health Net Inc.(a)	39,660	1,575,295
Humana Inc.	80,611	7,454,905
Laboratory Corp. of America Holdings(a)(b)	47,924	4,386,963
LifePoint Hospitals Inc.(a)	23,020	907,909
Lincare Holdings Inc.	42,494	1,099,745
MEDNAX Inc.(a)(b)	23,136	1,720,624
Quest Diagnostics Inc.	75,380	4,609,487
Tenet Healthcare Corp.(a)(b)	188,371	1,000,250
UnitedHealth Group Inc.	517,589	30,506,696
Universal Health Services Inc. Class B	43,463	1,821,534
WellPoint Inc.	165,626	12,223,199

		95,799,026

HOLDING COMPANIES – DIVERSIFIED – 0.08%
American Capital Ltd.(a)	157,276	1,363,583
Ares Capital Corp.	105,658	1,727,508
Leucadia National Corp.	94,615	2,469,452

		5,560,543

HOME BUILDERS – 0.14%
D.R. Horton Inc.	134,437	2,039,409
Lennar Corp. Class A	77,139	2,096,638
NVR Inc.(a)	2,378	1,727,213

Security	Shares	Value
PulteGroup Inc.(a)(b)	161,591	1,430,081
Thor Industries Inc.	20,861	658,373
Toll Brothers Inc.(a)	69,470	1,666,585

		9,618,299

HOME FURNISHINGS – 0.10%
Harman International Industries Inc.	33,028	1,546,041
Tempur-Pedic International Inc.(a)(b)	30,514	2,576,297
Whirlpool Corp.	36,651	2,816,996

		6,939,334

HOUSEHOLD PRODUCTS & WARES – 0.40%
Avery Dennison Corp.	51,412	1,549,043
Church & Dwight Co. Inc.	68,732	3,380,927
Clorox Co. (The)	63,729	4,381,369
Jarden Corp.	43,421	1,746,827
Kimberly-Clark Corp.	187,702	13,869,301
Scotts Miracle-Gro Co. (The) Class A	20,366	1,103,023
Tupperware Brands Corp.	27,420	1,741,170

		27,771,660

HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	139,524	2,484,923
Toro Co. (The)	14,731	1,047,521

		3,532,444

INSURANCE – 3.66%
ACE Ltd.	160,653	11,759,800
Aflac Inc.	223,388	10,273,614
Alleghany Corp.(a)	7,124	2,344,508
Allied World Assurance Co. Holdings Ltd.	17,964	1,233,588
Allstate Corp. (The)	250,076	8,232,502
American Financial Group Inc.	36,325	1,401,418
American International Group Inc.(a)	210,923	6,502,756
American National Insurance Co.	3,236	234,675
Aon Corp.	157,964	7,749,714
Arch Capital Group Ltd.(a)	63,183	2,352,935
Arthur J. Gallagher & Co.	55,938	1,999,224
Aspen Insurance Holdings Ltd.	33,512	936,325
Assurant Inc.	41,460	1,679,130
Assured Guaranty Ltd.	87,131	1,439,404
Axis Capital Holdings Ltd.	61,980	2,055,877
Berkshire Hathaway Inc. Class B(a)	836,292	67,865,096
Brown & Brown Inc.	55,049	1,309,065
Chubb Corp. (The)	130,301	9,005,102
Cincinnati Financial Corp.	70,122	2,419,910
CNA Financial Corp.	12,603	369,646
Endurance Specialty Holdings Ltd.	20,595	837,393
Erie Indemnity Co. Class A	13,135	1,023,742
Everest Re Group Ltd.	21,779	2,014,993
Fidelity National Financial Inc. Class A	107,180	1,932,455
Genworth Financial Inc. Class A(a)	232,379	1,933,393
Hanover Insurance Group Inc. (The)	21,538	885,643
Hartford Financial Services Group Inc. (The)	213,271	4,495,753
HCC Insurance Holdings Inc.	50,911	1,586,896
Kemper Corp.	23,734	718,666
Lincoln National Corp.	138,605	3,653,628
Loews Corp.	151,167	6,027,028
Markel Corp.(a)(b)	4,686	2,103,733
Marsh & McLennan Companies Inc.	262,103	8,594,357

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2012

Security	Shares	Value
MBIA Inc.(a)	69,867	684,697
Mercury General Corp.	12,759	558,079
MetLife Inc.	393,177	14,685,161
Old Republic International Corp.	122,665	1,294,116
PartnerRe Ltd.	32,368	2,197,464
Principal Financial Group Inc.	145,872	4,304,683
Progressive Corp. (The)	297,142	6,887,752
Protective Life Corp.	40,571	1,201,713
Prudential Financial Inc.	232,214	14,720,045
Reinsurance Group of America Inc.	35,473	2,109,579
RenaissanceRe Holdings Ltd.	24,802	1,878,255
StanCorp Financial Group Inc.	21,431	877,385
Torchmark Corp.	47,360	2,360,896
Travelers Companies Inc. (The)	187,972	11,127,942
Unum Group	139,768	3,421,521
Validus Holdings Ltd.	36,478	1,128,994
W.R. Berkley Corp.	54,812	1,979,809
White Mountains Insurance Group Ltd.	2,706	1,357,654
XL Group PLC	148,633	3,223,850

		252,971,564

INTERNET – 2.88%
Amazon.com Inc.(a)(b)	173,626	35,161,001
AOL Inc.(a)(b)	46,533	882,731
eBay Inc.(a)	550,622	20,312,446
Equinix Inc.(a)(b)	22,412	3,528,769
Expedia Inc.	46,943	1,569,774
F5 Networks Inc.(a)	38,836	5,241,307
Google Inc. Class A(a)	120,231	77,096,926
Groupon Inc.(a)(b)	19,162	352,198
HomeAway Inc.(a)	4,406	111,780
IAC/InterActiveCorp	36,069	1,770,627
Liberty Interactive Corp. Series A(a)	287,496	5,488,299
LinkedIn Corp.(a)	4,320	440,597
Netflix Inc.(a)	26,441	3,041,773
Pandora Media Inc.(a)(b)	8,317	84,917
Priceline.com Inc.(a)	23,723	17,021,252
Rackspace Hosting Inc.(a)(b)	49,318	2,850,087
Symantec Corp.(a)	360,366	6,738,844
TIBCO Software Inc.(a)(b)	79,682	2,430,301
TripAdvisor Inc.(a)(b)	46,260	1,650,094
VeriSign Inc.	76,040	2,915,374
WebMD Health Corp.(a)(b)	27,936	714,603
Yahoo! Inc.(a)	578,659	8,807,190
Zynga Inc. Class A(a)	58,634	771,037

		198,981,927

IRON & STEEL – 0.31%
AK Steel Holding Corp.	52,266	395,131
Allegheny Technologies Inc.	50,884	2,094,894
Carpenter Technology Corp.	20,808	1,086,802
Cliffs Natural Resources Inc.	69,741	4,830,262
Commercial Metals Co.	54,665	810,135
Nucor Corp.	150,857	6,479,308
Reliance Steel & Aluminum Co.	35,930	2,029,326
Schnitzer Steel Industries Inc. Class A	10,439	416,464
Steel Dynamics Inc.	103,261	1,501,415
United States Steel Corp.(b)	69,062	2,028,351

		21,672,088

LEISURE TIME – 0.24%
Carnival Corp.	204,124	6,548,298

Security	Shares	Value
Harley-Davidson Inc.	113,077	5,549,819
Polaris Industries Inc.	31,107	2,244,370
Royal Caribbean Cruises Ltd.	64,911	1,910,331
WMS Industries Inc.(a)	27,154	644,364

		16,897,182

LODGING – 0.46%
Choice Hotels International Inc.	13,494	503,866
Hyatt Hotels Corp. Class A(a)	20,011	854,870
Las Vegas Sands Corp.	187,353	10,785,912
Marriott International Inc. Class A	124,339	4,706,231
MGM Resorts International(a)	169,430	2,307,637
Starwood Hotels & Resorts Worldwide Inc.	93,290	5,262,489
Wyndham Worldwide Corp.	69,801	3,246,445
Wynn Resorts Ltd.	30,523	3,811,712

		31,479,162

MACHINERY – 1.37%
AGCO Corp.(a)	45,521	2,149,046
Babcock & Wilcox Co. (The)(a)	55,640	1,432,730
Caterpillar Inc.	307,999	32,808,054
CNH Global NV(a)	12,505	496,449
Cummins Inc.	93,430	11,215,337
Deere & Co.	200,786	16,243,587
Flowserve Corp.	26,814	3,097,285
Gardner Denver Inc.	25,072	1,580,037
Graco Inc.	28,707	1,523,193
IDEX Corp.	39,280	1,654,866
Joy Global Inc.	50,189	3,688,892
Manitowoc Co. Inc. (The)	62,393	864,767
Nordson Corp.	26,953	1,469,208
Rockwell Automation Inc.	68,925	5,493,323
Roper Industries Inc.	45,893	4,550,750
Terex Corp.(a)(b)	51,871	1,167,098
Wabtec Corp.	23,213	1,749,564
Xylem Inc.	87,507	2,428,319
Zebra Technologies Corp. Class A(a)(b)	25,821	1,063,309

		94,675,814

MANUFACTURING – 3.09%
3M Co.	339,470	30,284,119
AptarGroup Inc.	32,296	1,768,852
Carlisle Companies Inc.	29,062	1,450,775
Cooper Industries PLC	78,973	5,050,323
Crane Co.	23,057	1,118,264
Danaher Corp.	262,371	14,692,776
Donaldson Co. Inc.	73,093	2,611,613
Dover Corp.	89,130	5,609,842
Eaton Corp.	162,953	8,119,948
General Electric Co.	5,066,570	101,686,060
Harsco Corp.	38,126	894,436
Illinois Tool Works Inc.	212,404	12,132,516
Ingersoll-Rand PLC	149,182	6,168,676
ITT Corp.(b)	43,332	994,036
Leggett & Platt Inc.	68,770	1,582,398
Pall Corp.	55,792	3,326,877
Parker Hannifin Corp.	72,405	6,121,843
Pentair Inc.	46,647	2,220,864
Polypore International Inc.(a)(b)	18,556	652,429
SPX Corp.	24,511	1,900,338
Textron Inc.	132,354	3,683,412
Trinity Industries Inc.	37,831	1,246,531

		213,316,928

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2012

Security	Shares	Value
MEDIA – 3.16%
AMC Networks Inc. Class A(a)	25,686	1,146,366
Cablevision NY Group Class A	104,592	1,535,411
CBS Corp. Class B NVS	319,448	10,832,482
Charter Communications Inc. Class A(a)	24,078	1,527,749
Comcast Corp. Class A	1,317,544	39,539,495
DIRECTV Class A(a)	337,676	16,660,934
Discovery Communications Inc. Series A(a)	126,318	6,391,691
DISH Network Corp. Class A	95,722	3,152,125
FactSet Research Systems Inc.	22,165	2,195,222
Gannett Co. Inc.	115,674	1,773,282
John Wiley & Sons Inc. Class A	22,084	1,050,978
Liberty Global Inc. Series A(a)	132,364	6,628,789
Liberty Media Corp. Series A(a)	55,992	4,935,695
McGraw-Hill Companies Inc. (The)	132,936	6,443,408
News Corp. Class A NVS	1,030,588	20,292,278
Nielsen Holdings NV(a)(b)	38,087	1,147,942
Scripps Networks Interactive Inc. Class A	42,454	2,067,085
Sirius XM Radio Inc.(a)(b)	1,892,103	4,370,758
Thomson Reuters Corp.	179,630	5,191,307
Time Warner Cable Inc.	151,959	12,384,658
Time Warner Inc.	478,798	18,074,624
Viacom Inc. Class B NVS	263,819	12,520,850
Walt Disney Co. (The)	855,028	37,433,126
Washington Post Co. (The) Class B	2,412	901,051

		218,197,306

METAL FABRICATE & HARDWARE – 0.22%
Precision Castparts Corp.	68,541	11,850,739
Timken Co. (The)	41,446	2,102,970
Valmont Industries Inc.	10,758	1,263,097

		15,216,806

MINING – 0.65%
Alcoa Inc.	507,689	5,087,044
Allied Nevada Gold Corp.(a)(b)	42,179	1,372,083
Compass Minerals International Inc.	15,531	1,114,194
Freeport-McMoRan Copper & Gold Inc.	453,153	17,237,940
Molycorp Inc.(a)(b)	26,506	896,698
Newmont Mining Corp.	232,850	11,938,219
Royal Gold Inc.	28,039	1,828,704
Southern Copper Corp.	82,234	2,607,640
Titanium Metals Corp.	40,443	548,407
Vulcan Materials Co.	61,800	2,640,714

		45,271,643

OFFICE & BUSINESS EQUIPMENT – 0.10%
Pitney Bowes Inc.	88,056	1,548,024
Xerox Corp.	668,662	5,402,789

		6,950,813

OIL & GAS – 8.54%
Anadarko Petroleum Corp.	237,999	18,644,842
Apache Corp.	183,417	18,422,404
Atwood Oceanics Inc.(a)	26,805	1,203,276
Cabot Oil & Gas Corp.	99,976	3,116,252

Security	Shares	Value
Chesapeake Energy Corp.	314,314	7,282,655
Chevron Corp.	960,360	102,989,006
Cimarex Energy Co.	40,981	3,092,836
Cobalt International Energy Inc.(a)	56,031	1,682,611
Concho Resources Inc.(a)(b)	49,389	5,041,629
ConocoPhillips	634,311	48,213,979
Continental Resources Inc.(a)	19,834	1,702,154
Denbury Resources Inc.(a)	192,666	3,512,301
Devon Energy Corp.	202,094	14,372,925
Diamond Offshore Drilling Inc.	33,068	2,207,289
Energen Corp.	34,689	1,704,964
EOG Resources Inc.	128,244	14,247,908
EQT Corp.	64,326	3,101,156
EXCO Resources Inc.(b)	70,508	467,468
Exxon Mobil Corp.	2,353,355	204,106,479
Forest Oil Corp.(a)(b)	53,802	652,080
Helmerich & Payne Inc.	45,657	2,463,195
Hess Corp.	145,003	8,547,927
HollyFrontier Corp.	91,515	2,942,207
Kosmos Energy Ltd.(a)(b)	15,578	206,253
Laredo Petroleum Holdings Inc.(a)	9,696	227,274
Marathon Oil Corp.	340,125	10,781,963
Marathon Petroleum Corp.	170,092	7,375,189
Murphy Oil Corp.	92,333	5,195,578
Nabors Industries Ltd.(a)	137,367	2,402,549
Newfield Exploration Co.(a)	64,794	2,247,056
Noble Energy Inc.	84,346	8,247,352
Occidental Petroleum Corp.	388,334	36,981,047
Patterson-UTI Energy Inc.	73,164	1,265,006
Pioneer Natural Resources Co.	58,918	6,574,660
Plains Exploration & Production Co.(a)	60,899	2,597,342
QEP Resources Inc.	84,614	2,580,727
Quicksilver Resources Inc.(a)(b)	55,968	282,079
Range Resources Corp.	76,887	4,470,210
Rowan Companies Inc.(a)	61,163	2,014,098
SandRidge Energy Inc.(a)(b)	194,018	1,519,161
SM Energy Co.	30,484	2,157,353
Southwestern Energy Co.(a)	166,603	5,098,052
Sunoco Inc.	51,836	1,977,543
Tesoro Corp.(a)	68,169	1,829,656
Ultra Petroleum Corp.(a)(b)	74,110	1,677,109
Unit Corp.(a)	19,849	848,743
Valero Energy Corp.	272,649	7,026,165
Whiting Petroleum Corp.(a)(b)	56,210	3,052,203
WPX Energy Inc.(a)	93,162	1,677,848

		590,029,759

OIL & GAS SERVICES – 1.59%
Baker Hughes Inc.	207,624	8,707,750
Cameron International Corp.(a)	116,899	6,175,774
CARBO Ceramics Inc.(b)	9,104	960,017
Core Laboratories NV	21,836	2,872,962
Dresser-Rand Group Inc.(a)	35,966	1,668,463
FMC Technologies Inc.(a)	114,702	5,783,275
Halliburton Co.	437,801	14,530,615
National Oilwell Varco Inc.	202,431	16,087,192
Oceaneering International Inc.	51,946	2,799,370
Oil States International Inc.(a)(b)	24,544	1,915,905
RPC Inc.(b)	30,537	323,998
Schlumberger Ltd.	648,259	45,332,752
SEACOR Holdings Inc.(a)	10,230	979,829
Superior Energy Services Inc.(a)(b)	73,274	1,931,503

		110,069,405

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2012

Security	Shares	Value
PACKAGING & CONTAINERS – 0.27%
Ball Corp.	74,659	3,201,378
Bemis Co. Inc.	49,914	1,611,723
Crown Holdings Inc.(a)(b)	74,536	2,745,161
Greif Inc. Class A	18,100	1,012,152
Owens-Illinois Inc.(a)	78,901	1,841,549
Packaging Corp. of America	48,249	1,427,688
Rock-Tenn Co. Class A	33,235	2,245,356
Sealed Air Corp.	91,244	1,761,922
Silgan Holdings Inc.	23,451	1,036,534
Sonoco Products Co.	47,894	1,590,081

		18,473,544

PHARMACEUTICALS – 6.21%
Abbott Laboratories	742,538	45,510,154
Allergan Inc.	145,606	13,895,180
AmerisourceBergen Corp.	123,431	4,897,742
BioMarin Pharmaceutical Inc.(a)(b)	53,207	1,822,340
Bristol-Myers Squibb Co.	815,010	27,506,587
Cardinal Health Inc.	167,616	7,225,926
Catalyst Health Solutions Inc.(a)(b)	20,197	1,287,155
DENTSPLY International Inc.	67,300	2,700,749
Eli Lilly and Co.	488,992	19,691,708
Endo Pharmaceuticals Holdings Inc.(a)(b)	55,910	2,165,394
Express Scripts Inc.(a)(b)	233,244	12,637,160
Forest Laboratories Inc.(a)	127,708	4,430,190
Herbalife Ltd.	57,145	3,932,719
Johnson & Johnson	1,309,533	86,376,797
McKesson Corp.	120,501	10,576,373
Mead Johnson Nutrition Co. Class A	97,743	8,061,843
Medco Health Solutions Inc.(a)	191,006	13,427,722
Merck & Co. Inc.	1,474,562	56,623,181
Mylan Inc.(a)	210,640	4,939,508
Omnicare Inc.	55,601	1,977,727
Patterson Companies Inc.	44,502	1,486,367
Perrigo Co.	39,870	4,118,970
Pfizer Inc.	3,774,629	85,533,093
SXC Health Solutions Corp.(a)(b)	29,705	2,226,687
VCA Antech Inc.(a)(b)	40,937	950,148
Warner Chilcott PLC Class A(a)(b)	80,365	1,350,936
Watson Pharmaceuticals Inc.(a)	60,609	4,064,439

		429,416,795

PIPELINES – 0.53%
El Paso Corp.	367,482	10,859,093
Kinder Morgan Inc.(b)	81,663	3,156,275
ONEOK Inc.	51,266	4,186,382
Spectra Energy Corp.	310,511	9,796,622
Williams Companies Inc. (The)	281,255	8,665,466

		36,663,838

REAL ESTATE – 0.10%
CBRE Group Inc. Class A(a)	139,972	2,793,841
Forest City Enterprises Inc. Class A(a)	64,921	1,016,663
Howard Hughes Corp. (The)(a)	10,113	645,917
Jones Lang LaSalle Inc.	20,392	1,698,858
St. Joe Co. (The)(a)(b)	30,919	587,770

		6,743,049

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 2.71%
Alexandria Real Estate Equities Inc.	29,622	2,166,257
American Capital Agency Corp.	143,628	4,242,771
American Tower Corp.	188,853	11,901,516
Annaly Capital Management Inc.(b)	454,603	7,191,819
Apartment Investment and Management Co. Class A(b)	56,521	1,492,720
AvalonBay Communities Inc.	45,085	6,372,765
Boston Properties Inc.	69,653	7,312,868
Brandywine Realty Trust	64,133	736,247
BRE Properties Inc. Class A	35,814	1,810,398
Camden Property Trust	37,629	2,474,107
Chimera Investment Corp.(b)	485,804	1,374,825
CommonWealth REIT	39,612	737,575
Corporate Office Properties Trust	33,656	781,156
DDR Corp.(b)	102,522	1,496,821
Digital Realty Trust Inc.(b)	51,283	3,793,403
Douglas Emmett Inc.(b)	66,255	1,511,277
Duke Realty Corp.	119,617	1,715,308
Equity Residential	140,786	8,816,019
Essex Property Trust Inc.(b)	16,635	2,520,369
Federal Realty Investment Trust	29,954	2,899,248
General Growth Properties Inc.(b)	270,060	4,588,319
HCP Inc.	194,068	7,657,923
Health Care REIT Inc.	101,884	5,599,545
Hospitality Properties Trust	58,391	1,545,610
Host Hotels & Resorts Inc.	328,115	5,387,648
Kimco Realty Corp.(b)	194,521	3,746,474
Liberty Property Trust	55,268	1,974,173
Macerich Co. (The)	62,572	3,613,533
Mack-Cali Realty Corp.	41,156	1,186,116
Piedmont Office Realty Trust Inc. Class A	81,849	1,452,820
Plum Creek Timber Co. Inc.	77,408	3,217,076
Prologis Inc.	218,968	7,887,227
Public Storage	67,128	9,275,076
Rayonier Inc.(b)	58,207	2,566,347
Realty Income Corp.(b)	63,372	2,454,398
Regency Centers Corp.	42,576	1,893,780
Rouse Properties Inc.(a)(b)	9,999	135,386
Senior Housing Properties Trust	77,297	1,704,399
Simon Property Group Inc.	140,150	20,417,052
SL Green Realty Corp.	42,637	3,306,499
Taubman Centers Inc.	26,709	1,948,422
UDR Inc.	103,853	2,773,914
Ventas Inc.	121,261	6,924,003
Vornado Realty Trust	88,024	7,411,621
Weingarten Realty Investors	57,139	1,510,184
Weyerhaeuser Co.	257,278	5,639,534

		187,164,548

RETAIL – 6.22%
Abercrombie & Fitch Co. Class A	42,176	2,092,351
Advance Auto Parts Inc.	35,277	3,124,484
American Eagle Outfitters Inc.	92,210	1,585,090
AutoNation Inc.(a)(b)	15,648	536,883
AutoZone Inc.(a)	12,087	4,493,947
Bed Bath & Beyond Inc.(a)	119,118	7,834,391
Best Buy Co. Inc.	141,151	3,342,456
Big Lots Inc.(a)	31,047	1,335,642
Brinker International Inc.	38,479	1,060,096
CarMax Inc.(a)	108,587	3,762,540
Chico’s FAS Inc.	83,366	1,258,827
Chipotle Mexican Grill Inc.(a)(b)	14,911	6,232,798

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2012

Security	Shares	Value
Copart Inc.(a)	53,450	1,393,441
Costco Wholesale Corp.	208,979	18,975,293
CVS Caremark Corp.	647,778	29,020,454
Darden Restaurants Inc.	61,247	3,133,396
Dick’s Sporting Goods Inc.	44,633	2,145,955
Dillard’s Inc. Class A	14,884	937,990
Dollar General Corp.(a)	47,583	2,198,335
Dollar Tree Inc.(a)	55,090	5,205,454
DSW Inc. Class A	11,287	618,189
Dunkin’ Brands Group Inc.	12,432	374,328
Family Dollar Stores Inc.	58,768	3,718,839
Foot Locker Inc.	74,406	2,310,306
GameStop Corp. Class A(b)	67,844	1,481,713
Gap Inc. (The)	169,013	4,418,000
Guess? Inc.	30,689	959,031
Home Depot Inc. (The)	763,453	38,409,320
J.C. Penney Co. Inc.	79,037	2,800,281
Kohl’s Corp.	121,215	6,064,386
Limited Brands Inc.	119,425	5,732,400
Lowe’s Companies Inc.	622,869	19,545,629
Macy’s Inc.	203,736	8,094,431
McDonald’s Corp.	495,689	48,627,091
Michael Kors Holdings Ltd.(a)	26,274	1,224,106
MSC Industrial Direct Co. Inc. Class A	21,323	1,775,779
Nordstrom Inc.	73,655	4,104,057
O’Reilly Automotive Inc.(a)(b)	61,335	5,602,952
Orchard Supply Hardware Stores Corp. Class A(a)	830	17,139
Panera Bread Co. Class A(a)(b)	13,887	2,234,696
PetSmart Inc.	54,223	3,102,640
PVH Corp.	28,650	2,559,304
RadioShack Corp.(b)	48,633	302,497
Ross Stores Inc.	112,366	6,528,465
Sally Beauty Holdings Inc.(a)	45,024	1,116,595
Sears Holdings Corp.(a)(b)	18,369	1,216,946
Signet Jewelers Ltd.	41,699	1,971,529
Staples Inc.	340,545	5,510,018
Starbucks Corp.	358,595	20,041,875
Target Corp.	329,667	19,209,696
Tiffany & Co.	61,044	4,219,972
TJX Companies Inc. (The)	368,925	14,650,012
Tractor Supply Co.	34,585	3,132,018
Ulta Salon, Cosmetics & Fragrance Inc.(b)	21,833	2,028,067
Urban Outfitters Inc.(a)	51,907	1,511,013
Wal-Mart Stores Inc.	847,729	51,881,015
Walgreen Co.	438,241	14,676,691
Wendy’s Co. (The)	144,872	725,809
Williams-Sonoma Inc.	50,399	1,888,954
Yum! Brands Inc.	222,421	15,831,927

		429,887,539

SAVINGS & LOANS – 0.16%
BankUnited Inc.	15,789	394,725
Capitol Federal Financial Inc.	79,281	940,273
First Niagara Financial Group Inc.	166,079	1,634,217
Hudson City Bancorp Inc.	224,198	1,638,887
New York Community Bancorp Inc.	209,046	2,907,830
People’s United Financial Inc.	180,223	2,386,153
TFS Financial Corp.(a)	37,757	358,691
Washington Federal Inc.	52,566	884,160

		11,144,936

SEMICONDUCTORS – 3.37%
Advanced Micro Devices Inc.(a)	295,915	2,373,238

Security	Shares	Value
Altera Corp.	153,755	6,122,524
Analog Devices Inc.	143,068	5,779,947
Applied Materials Inc.	629,948	7,836,553
Atmel Corp.(a)	219,644	2,165,690
Avago Technologies Ltd.(b)	91,882	3,580,642
Broadcom Corp. Class A(a)	256,305	10,072,787
Cree Inc.(a)(b)	51,870	1,640,648
Cypress Semiconductor Corp.(a)	73,264	1,145,116
Fairchild Semiconductor International Inc.(a)	60,407	887,983
First Solar Inc.(a)(b)	28,160	705,408
Freescale Semiconductor Holdings I Ltd.(a)(b)	20,461	314,895
Intel Corp.	2,385,068	67,044,262
International Rectifier Corp.(a)	32,998	761,264
Intersil Corp. Class A	59,481	666,187
KLA-Tencor Corp.	80,463	4,378,796
Lam Research Corp.(a)(b)	59,582	2,658,549
Linear Technology Corp.	109,273	3,682,500
LSI Corp.(a)	277,211	2,406,191
Marvell Technology Group Ltd.(a)	243,678	3,833,055
Maxim Integrated Products Inc.	141,587	4,047,972
MEMC Electronic Materials Inc.(a)(b)	109,074	393,757
Microchip Technology Inc.	91,615	3,408,078
Micron Technology Inc.(a)	414,945	3,361,055
Novellus Systems Inc.(a)	32,915	1,642,788
NVIDIA Corp.(a)	287,545	4,425,318
ON Semiconductor Corp.(a)(b)	214,114	1,929,167
PMC-Sierra Inc.(a)	110,604	799,667
QLogic Corp.(a)(b)	44,032	782,008
QUALCOMM Inc.	797,597	54,252,548
Rovi Corp.(a)	53,459	1,740,090
Silicon Laboratories Inc.(a)(b)	20,005	860,215
Skyworks Solutions Inc.(a)	91,337	2,525,468
Teradyne Inc.(a)	87,728	1,481,726
Texas Instruments Inc.	555,475	18,669,515
Xilinx Inc.	127,138	4,631,637

		233,007,244

SHIPBUILDING – 0.01%
Huntington Ingalls Industries Inc.(a)	23,111	929,987

		929,987

SOFTWARE – 3.89%
Activision Blizzard Inc.	202,509	2,596,165
Adobe Systems Inc.(a)	241,335	8,280,204
Akamai Technologies Inc.(a)	89,307	3,277,567
Allscripts Healthcare Solutions Inc.(a)(b)	91,369	1,516,725
ANSYS Inc.(a)(b)	44,153	2,870,828
Ariba Inc.(a)(b)	46,413	1,518,169
Autodesk Inc.(a)	110,120	4,660,279
BMC Software Inc.(a)	78,539	3,154,126
Broadridge Financial Solutions Inc.	58,354	1,395,244
CA Inc.	183,661	5,061,697
Cerner Corp.(a)(b)	68,059	5,183,374
Citrix Systems Inc.(a)	89,664	7,075,386
Compuware Corp.(a)(b)	103,341	949,704
Dun & Bradstreet Corp. (The)	23,422	1,984,546
Electronic Arts Inc.(a)	159,781	2,633,191
Fidelity National Information Services Inc.	118,231	3,915,811
Fiserv Inc.(a)	68,829	4,776,044
Informatica Corp.(a)(b)	50,716	2,682,876
Intuit Inc.	144,577	8,693,415
Microsoft Corp.	3,545,171	114,331,765
MSCI Inc. Class A(a)(b)	57,671	2,122,870

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Continued)

iShares® Russell 1000 Index Fund

March 31, 2012

Security	Shares	Value
Nuance Communications Inc.(a)(b)	114,674	2,933,361
Oracle Corp.	1,834,938	53,506,792
Red Hat Inc.(a)	92,255	5,525,152
Salesforce.com Inc.(a)(b)	63,985	9,886,322
Solera Holdings Inc.	33,999	1,560,214
VeriFone Systems Inc.(a)(b)	48,922	2,537,584
VMware Inc. Class A(a)	40,554	4,557,053

		269,186,464

TELECOMMUNICATIONS – 4.02%
Acme Packet Inc.(a)(b)	25,366	698,072
Amdocs Ltd.(a)	83,509	2,637,214
AT&T Inc.	2,829,137	88,353,948
CenturyLink Inc.	292,183	11,292,873
Ciena Corp.(a)(b)	45,051	729,376
Cisco Systems Inc.	2,627,614	55,574,036
Clearwire Corp. Class A(a)	112,872	257,348
Corning Inc.	749,480	10,552,678
Crown Castle International Corp.(a)	138,614	7,393,671
EchoStar Corp. Class A(a)	18,140	510,460
Frontier Communications Corp.	480,222	2,002,526
Harris Corp.	56,927	2,566,269
IPG Photonics Corp.(a)(b)	14,180	738,069
JDS Uniphase Corp.(a)	107,191	1,553,198
Juniper Networks Inc.(a)	254,347	5,819,459
Level 3 Communications Inc.(a)	75,505	1,942,744
MetroPCS Communications Inc.(a)	131,463	1,185,796
Motorola Mobility Holdings Inc.(a)	124,645	4,891,070
Motorola Solutions Inc.	123,129	6,258,647
NeuStar Inc. Class A(a)(b)	31,831	1,185,705
NII Holdings Inc.(a)(b)	81,885	1,499,314
Polycom Inc.(a)	83,508	1,592,498
SBA Communications Corp. Class A(a)(b)	54,314	2,759,694
Sprint Nextel Corp.(a)	1,431,994	4,081,183
Telephone & Data Systems Inc.	46,536	1,077,308
Tellabs Inc.	172,133	697,139
tw telecom inc.(a)(b)	71,292	1,579,831
United States Cellular Corp.(a)(b)	6,829	279,511
Verizon Communications Inc.	1,351,537	51,669,260
Virgin Media Inc.	133,431	3,333,106
Windstream Corp.	270,250	3,164,627

		277,876,630

TEXTILES – 0.06%
Cintas Corp.	53,494	2,092,686
Mohawk Industries Inc.(a)	26,871	1,787,190

		3,879,876

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	55,122	2,024,080
Mattel Inc.	166,094	5,590,724

		7,614,804

TRANSPORTATION – 1.65%
Alexander & Baldwin Inc.	19,700	954,465
C.H. Robinson Worldwide Inc.	78,938	5,169,650
Con-way Inc.	26,216	854,904
CSX Corp.	526,870	11,338,242
Expeditors International of Washington Inc.	101,501	4,720,811
FedEx Corp.	150,815	13,868,947

Security	Shares	Value
J.B. Hunt Transport Services Inc.	43,892	2,386,408
Kansas City Southern Industries Inc.(a)	52,672	3,776,056
Kirby Corp.(a)(b)	25,472	1,675,803
Landstar System Inc.	22,645	1,307,069
Norfolk Southern Corp.	157,878	10,393,109
Ryder System Inc.	24,760	1,307,328
Teekay Corp.	19,720	685,270
Tidewater Inc.	24,529	1,325,056
Union Pacific Corp.	234,339	25,186,756
United Parcel Service Inc. Class B	351,001	28,332,801
UTi Worldwide Inc.	48,603	837,430

		114,120,105

TRUCKING & LEASING – 0.01%
GATX Corp.	22,016	887,245

		887,245

WATER – 0.06%
American Water Works Co. Inc.	83,823	2,852,497
Aqua America Inc.	66,560	1,483,622

		4,336,119

TOTAL COMMON STOCKS (Cost: $6,758,431,362)		6,903,726,957

SHORT-TERM INVESTMENTS – 2.84%

MONEY MARKET FUNDS – 2.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	174,976,554	174,976,554
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	13,559,302	13,559,302
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(c)(d)	8,253,674	8,253,674

		196,789,530

TOTAL SHORT-TERM INVESTMENTS (Cost: $196,789,530)		196,789,530

TOTAL INVESTMENTS IN SECURITIES – 102.71% (Cost: $6,955,220,892)		7,100,516,487

Other Assets, Less Liabilities – (2.71)%		(187,680,703)

NET ASSETS – 100.00%		$6,912,835,784

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® Russell 1000 Growth Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVERTISING – 0.23%
Interpublic Group of Companies Inc. (The)	391,678	$4,469,046
Lamar Advertising Co. Class A(a)	39,254	1,272,222
Omnicom Group Inc.	637,946	32,311,965

		38,053,233

AEROSPACE & DEFENSE – 2.27%
Alliant Techsystems Inc.	4,991	250,149
BE Aerospace Inc.(a)	208,212	9,675,612
Boeing Co. (The)	1,486,047	110,517,315
Goodrich Corp.	115,874	14,535,234
Lockheed Martin Corp.	524,992	47,175,781
Rockwell Collins Inc.	331,980	19,108,769
Spirit AeroSystems Holdings Inc. Class A(a)	54,441	1,331,627
TransDigm Group Inc.(a)	113,529	13,142,117
United Technologies Corp.	1,964,838	162,963,664

		378,700,268

AGRICULTURE – 2.69%
Altria Group Inc.	3,543,865	109,399,113
Bunge Ltd.(b)	85,920	5,880,365
Philip Morris International Inc.	3,652,320	323,632,075
Reynolds American Inc.	232,242	9,624,108

		448,535,661

AIRLINES – 0.19%
Copa Holdings SA Class A	57,603	4,562,158
Delta Air Lines Inc.(a)	1,154,978	11,445,832
Southwest Airlines Co.	318,788	2,626,813
United Continental Holdings Inc.(a)(b)	641,608	13,794,572

		32,429,375

APPAREL – 1.10%
Coach Inc.	666,268	51,489,191
Deckers Outdoor Corp.(a)(b)	87,871	5,540,267
Hanesbrands Inc.(a)(b)	218,374	6,450,768
Nike Inc. Class B	810,167	87,854,509
Ralph Lauren Corp.	142,508	24,843,420
Under Armour Inc. Class A(a)(b)	82,650	7,769,100

		183,947,255

AUTO MANUFACTURERS – 0.64%
Ford Motor Co.	4,743,459	59,245,803
Navistar International Corp.(a)(b)	84,301	3,409,975
PACCAR Inc.	829,354	38,838,648
Tesla Motors Inc.(a)(b)	123,003	4,580,632

		106,075,058

AUTO PARTS & EQUIPMENT – 0.32%
BorgWarner Inc.(a)	248,378	20,948,200
Delphi Automotive PLC(a)	107,245	3,388,942

Security	Shares	Value
Goodyear Tire & Rubber Co. (The)(a)	554,249	6,218,674
Johnson Controls Inc.	389,112	12,638,358
Visteon Corp.(a)	6,177	327,381
WABCO Holdings Inc.(a)	153,235	9,267,653

		52,789,208

BANKS – 0.16%
Wells Fargo & Co.	781,349	26,675,255

		26,675,255

BEVERAGES – 3.92%
Brown-Forman Corp. Class B NVS	198,216	16,529,232
Coca-Cola Co. (The)	4,483,265	331,806,443
Coca-Cola Enterprises Inc.	526,524	15,058,586
Dr Pepper Snapple Group Inc.	502,230	20,194,668
Green Mountain Coffee Roasters Inc.(a)(b)	279,171	13,076,370
Monster Beverage Corp.(a)	317,486	19,712,706
PepsiCo Inc.	3,586,948	237,994,000

		654,372,005

BIOTECHNOLOGY – 2.12%
Alexion Pharmaceuticals Inc.(a)	417,165	38,737,942
Amylin Pharmaceuticals Inc.(a)(b)	327,170	8,166,163
Biogen Idec Inc.(a)	548,324	69,072,374
Celgene Corp.(a)	995,788	77,193,486
Charles River Laboratories International Inc.(a)	110,960	4,004,546
Dendreon Corp.(a)(b)	348,862	3,717,125
Gilead Sciences Inc.(a)	1,786,043	87,248,201
Human Genome Sciences Inc.(a)(b)	427,464	3,522,303
Illumina Inc.(a)(b)	279,465	14,702,654
Life Technologies Corp.(a)	34,909	1,704,257
Myriad Genetics Inc.(a)	195,346	4,621,886
Regeneron Pharmaceuticals Inc.(a)(b)	165,411	19,290,231
United Therapeutics Corp.(a)	108,451	5,111,296
Vertex Pharmaceuticals Inc.(a)	413,576	16,960,752

		354,053,216

BUILDING MATERIALS – 0.12%
Armstrong World Industries Inc.	4,730	230,682
Lennox International Inc.	121,546	4,898,304
Martin Marietta Materials Inc.	48,324	4,137,984
Masco Corp.	812,612	10,864,622

		20,131,592

CHEMICALS – 3.78%
Air Products and Chemicals Inc.	480,857	44,142,673
Airgas Inc.	178,419	15,873,938
Albemarle Corp.	207,777	13,281,106
Celanese Corp. Series A	354,165	16,355,340
CF Industries Holdings Inc.	123,891	22,628,691
E.I. du Pont de Nemours and Co.	2,107,489	111,486,168
Eastman Chemical Co.	322,590	16,674,677
Ecolab Inc.	680,818	42,020,087
FMC Corp.	162,801	17,234,114
Huntsman Corp.	84,724	1,186,983
International Flavors & Fragrances Inc.	182,623	10,701,708
Intrepid Potash Inc.(a)(b)	118,164	2,874,930
Kronos Worldwide Inc.(b)	49,157	1,225,976

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iShares® Russell 1000 Growth Index Fund

March 31, 2012

Security	Shares	Value
LyondellBasell Industries NV Class A	48,640	2,123,136
Monsanto Co.	1,216,287	97,011,051
Mosaic Co. (The)	625,259	34,570,570
PPG Industries Inc.	358,891	34,381,758
Praxair Inc.	688,464	78,925,513
Rockwood Holdings Inc.(a)	147,606	7,697,653
Sherwin-Williams Co. (The)	203,613	22,126,625
Sigma-Aldrich Corp.	276,452	20,197,583
Solutia Inc.	278,058	7,768,940
Valspar Corp. (The)	27,142	1,310,687
W.R. Grace & Co.(a)	150,419	8,694,218
Westlake Chemical Corp.	9,513	616,347

		631,110,472

COAL – 0.29%
Alpha Natural Resources Inc.(a)	288,915	4,394,397
Arch Coal Inc.	50,351	539,259
CONSOL Energy Inc.	514,297	17,537,528
Peabody Energy Corp.	614,366	17,792,039
Walter Energy Inc.	141,380	8,371,110

		48,634,333

COMMERCIAL SERVICES – 2.46%
Aaron’s Inc.	125,052	3,238,847
Alliance Data Systems Corp.(a)(b)	115,754	14,580,374
Apollo Group Inc. Class A(a)	252,127	9,742,187
Automatic Data Processing Inc.	1,133,963	62,583,418
Booz Allen Hamilton Holding Corp.	24,878	423,672
DeVry Inc.	126,214	4,274,868
Equifax Inc.	14,733	652,083
FleetCor Technologies Inc.(a)(b)	33,573	1,301,625
Gartner Inc.(a)(b)	220,878	9,418,238
Genpact Ltd.(a)	220,604	3,595,845
Global Payments Inc.	181,656	8,623,210
Green Dot Corp. Class A(a)(b)	42,332	1,122,645
H&R Block Inc.	408,436	6,726,941
Hertz Global Holdings Inc.(a)(b)	556,049	8,362,977
Iron Mountain Inc.	348,719	10,043,107
ITT Educational Services Inc.(a)(b)	56,179	3,715,679
KAR Auction Services Inc.(a)	13,103	212,400
Lender Processing Services Inc.	195,175	5,074,550
MasterCard Inc. Class A	243,271	102,305,186
Moody’s Corp.	452,195	19,037,410
Morningstar Inc.	55,608	3,506,085
Paychex Inc.	674,603	20,905,947
Robert Half International Inc.	333,193	10,095,748
SAIC Inc.(a)	212,487	2,804,828
SEI Investments Co.	330,670	6,841,562
Towers Watson & Co. Class A	27,154	1,794,065
Verisk Analytics Inc. Class A(a)	227,162	10,669,799
Visa Inc. Class A	383,302	45,229,636
VistaPrint NV(a)(b)	83,882	3,242,039
Weight Watchers International Inc.(a)(b)	66,021	5,096,161
Western Union Co.	1,434,778	25,252,093

		410,473,225

COMPUTERS – 13.65%
Accenture PLC Class A	1,465,148	94,502,046
Apple Inc.(a)	2,098,531	1,258,006,378
Cadence Design Systems Inc.(a)(b)	609,755	7,219,499

Security	Shares	Value
Cognizant Technology Solutions Corp. Class A(a)	690,423	53,128,050
Dell Inc.(a)	2,557,955	42,462,053
DST Systems Inc.	11,446	620,717
EMC Corp.(a)	4,669,206	139,515,875
Fortinet Inc.(a)	272,061	7,522,487
Fusion-io Inc.(a)	22,410	636,668
IHS Inc. Class A(a)	112,066	10,494,981
International Business Machines Corp.	2,748,552	573,485,375
MICROS Systems Inc.(a)	184,059	10,176,622
NCR Corp.(a)	283,193	6,148,120
NetApp Inc.(a)	834,809	37,374,399
Riverbed Technology Inc.(a)(b)	348,278	9,779,646
Synopsys Inc.(a)	23,060	707,020
Teradata Corp.(a)	383,050	26,104,857

		2,277,884,793

COSMETICS & PERSONAL CARE – 1.06%
Avon Products Inc.	976,213	18,899,484
Colgate-Palmolive Co.	1,000,719	97,850,304
Estee Lauder Companies Inc. (The) Class A	512,110	31,720,093
Procter & Gamble Co. (The)	424,391	28,523,319

		176,993,200

DISTRIBUTION & WHOLESALE – 0.60%
Arrow Electronics Inc.(a)	36,449	1,529,764
Fastenal Co.	669,111	36,198,905
Fossil Inc.(a)(b)	118,730	15,669,985
Genuine Parts Co.	97,745	6,133,499
LKQ Corp.(a)(b)	331,468	10,331,858
W.W. Grainger Inc.	129,205	27,754,526
WESCO International Inc.(a)(b)	46,361	3,027,837

		100,646,374

DIVERSIFIED FINANCIAL SERVICES – 1.82%
Affiliated Managers Group Inc.(a)	84,423	9,439,336
American Express Co.	1,442,493	83,462,645
BlackRock Inc.(c)	96,146	19,700,315
CBOE Holdings Inc.	120,341	3,420,091
Charles Schwab Corp. (The)	2,376,788	34,154,444
Discover Financial Services	122,043	4,068,914
Eaton Vance Corp.	270,166	7,721,344
Federated Investors Inc. Class B(b)	166,769	3,737,293
Franklin Resources Inc.	328,780	40,778,583
Greenhill & Co. Inc.	67,172	2,931,386
IntercontinentalExchange Inc.(a)	166,844	22,927,703
Lazard Ltd. Class A(b)	252,477	7,210,743
LPL Investment Holdings Inc.(a)(b)	66,150	2,509,731
NASDAQ OMX Group Inc. (The)(a)	34,116	883,604
NYSE Euronext Inc.	184,325	5,531,593
T. Rowe Price Group Inc.	589,439	38,490,367
TD Ameritrade Holding Corp.	496,570	9,802,292
Waddell & Reed Financial Inc. Class A	195,333	6,330,743

		303,101,127

ELECTRIC – 0.06%
ITC Holdings Corp.	115,833	8,912,191
National Fuel Gas Co.	27,263	1,311,896

		10,224,087

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Growth Index Fund

March 31, 2012

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.65%
AMETEK Inc.	364,787	17,695,817
Emerson Electric Co.	1,705,752	89,006,139
General Cable Corp.(a)(b)	62,307	1,811,888
GrafTech International Ltd.(a)	15,273	182,360

		108,696,204

ELECTRONICS – 1.50%
Agilent Technologies Inc.	789,715	35,150,215
Amphenol Corp. Class A	376,095	22,479,198
FLIR Systems Inc.	362,793	9,182,291
Garmin Ltd.	16,299	765,238
Gentex Corp.	323,846	7,934,227
Honeywell International Inc.	1,785,940	109,031,637
Jabil Circuit Inc.	361,542	9,081,935
Mettler-Toledo International Inc.(a)(b)	72,853	13,459,592
National Instruments Corp.	206,154	5,879,512
Thomas & Betts Corp.(a)	28,728	2,065,830
Trimble Navigation Ltd.(a)(b)	278,276	15,143,780
Waters Corp.(a)	207,956	19,269,203

		249,442,658

ENGINEERING & CONSTRUCTION – 0.23%
AECOM Technology Corp.(a)	122,244	2,734,598
Chicago Bridge & Iron Co. NV	131,177	5,665,535
Fluor Corp.	395,498	23,745,700
KBR Inc.	21,916	779,114
McDermott International Inc.(a)	463,960	5,943,327

		38,868,274

ENTERTAINMENT – 0.10%
Bally Technologies Inc.(a)	91,404	4,273,137
Dolby Laboratories Inc. Class A(a)	121,006	4,605,488
International Game Technology	349,477	5,867,719
Marriott Vacations Worldwide Corp.(a)(b)	58,654	1,672,226
Regal Entertainment Group Class A	60,528	823,181

		17,241,751

ENVIRONMENTAL CONTROL – 0.15%
Covanta Holding Corp.	17,174	278,734
Stericycle Inc.(a)(b)	194,805	16,293,490
Waste Connections Inc.	244,862	7,965,361

		24,537,585

FOOD – 1.61%
Campbell Soup Co.	305,092	10,327,364
ConAgra Foods Inc.	116,600	3,061,916
Corn Products International Inc.	140,227	8,084,087
Flowers Foods Inc.	253,870	5,171,332
General Mills Inc.	1,092,341	43,092,852
H.J. Heinz Co.	426,484	22,838,218
Hershey Co. (The)	257,205	15,774,383
Hormel Foods Corp.	165,652	4,890,047
Kellogg Co.	522,025	27,996,201
Kroger Co. (The)	971,558	23,540,850
McCormick & Co. Inc. NVS	205,914	11,207,899

Security	Shares	Value
Sara Lee Corp.	1,102,037	23,726,857
Sysco Corp.	1,324,079	39,536,999
Whole Foods Market Inc.	350,881	29,193,299

		268,442,304

FOREST PRODUCTS & PAPER – 0.04%
International Paper Co.	210,966	7,404,907

		7,404,907

HAND & MACHINE TOOLS – 0.05%
Kennametal Inc.	21,360	951,161
Lincoln Electric Holdings Inc.	117,688	5,333,620
Snap-on Inc.	23,862	1,454,866

		7,739,647

HEALTH CARE – PRODUCTS – 2.88%
Baxter International Inc.	1,164,910	69,638,320
Becton, Dickinson and Co.	496,414	38,546,547
Bruker Corp.(a)	193,141	2,956,989
C.R. Bard Inc.	194,364	19,187,614
CareFusion Corp.(a)	159,373	4,132,542
Cooper Companies Inc. (The)	28,244	2,307,817
Covidien PLC	600,726	32,847,698
Edwards Lifesciences Corp.(a)	260,227	18,926,310
Gen-Probe Inc.(a)	102,268	6,791,618
Henry Schein Inc.(a)(b)	110,909	8,393,593
Hill-Rom Holdings Inc.	130,249	4,351,619
Hospira Inc.(a)(b)	319,399	11,942,329
IDEXX Laboratories Inc.(a)(b)	130,101	11,377,332
Intuitive Surgical Inc.(a)	89,149	48,296,471
Medtronic Inc.	2,095,798	82,134,324
ResMed Inc.(a)(b)	327,656	10,127,847
Sirona Dental Systems Inc.(a)	126,478	6,518,676
St. Jude Medical Inc.	746,246	33,066,160
Stryker Corp.	711,432	39,470,247
TECHNE Corp.	84,385	5,915,388
Thoratec Corp.(a)(b)	130,375	4,394,941
Varian Medical Systems Inc.(a)(b)	265,928	18,338,395

		479,662,777

HEALTH CARE – SERVICES – 0.63%
AMERIGROUP Corp.(a)(b)	66,551	4,477,551
Brookdale Senior Living Inc.(a)	191,790	3,590,309
Covance Inc.(a)(b)	137,815	6,564,128
DaVita Inc.(a)	216,510	19,522,707
HCA Holdings Inc.	154,296	3,817,283
Health Management Associates Inc. Class A(a)(b)	571,906	3,843,208
Laboratory Corp. of America Holdings(a)(b)	227,239	20,801,458
Lincare Holdings Inc.	200,805	5,196,833
MEDNAX Inc.(a)(b)	109,350	8,132,360
Quest Diagnostics Inc.	327,786	20,044,114
Tenet Healthcare Corp.(a)(b)	51,274	272,265
Universal Health Services Inc. Class B	205,211	8,600,393

		104,862,609

HOME FURNISHINGS – 0.10%
Harman International Industries Inc.	104,271	4,880,925
Tempur-Pedic International Inc.(a)(b)	145,006	12,242,857

		17,123,782

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iShares® Russell 1000 Growth Index Fund

March 31, 2012

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 0.49%
Avery Dennison Corp.	14,940	450,142
Church & Dwight Co. Inc.	187,796	9,237,685
Clorox Co. (The)	17,197	1,182,294
Kimberly-Clark Corp.	780,994	57,707,647
Scotts Miracle-Gro Co. (The) Class A(b)	83,685	4,532,380
Tupperware Brands Corp.	130,273	8,272,335

		81,382,483

HOUSEWARES – 0.03%
Toro Co. (The)	70,159	4,989,006

		4,989,006

INSURANCE – 0.03%
Erie Indemnity Co. Class A	62,739	4,889,878
Validus Holdings Ltd.	24,110	746,204

		5,636,082

INTERNET – 4.87%
Amazon.com Inc.(a)	824,761	167,022,350
eBay Inc.(a)	1,428,018	52,679,584
Equinix Inc.(a)(b)	106,242	16,727,803
Expedia Inc.	129,106	4,317,305
F5 Networks Inc.(a)	184,071	24,842,222
Google Inc. Class A(a)	571,133	366,233,325
Groupon Inc.(a)(b)	73,488	1,350,709
HomeAway Inc.(a)	12,209	309,742
LinkedIn Corp.(a)	21,836	2,227,054
Netflix Inc.(a)(b)	125,626	14,452,015
Pandora Media Inc.(a)(b)	21,434	218,841
Priceline.com Inc.(a)	112,670	80,840,725
Rackspace Hosting Inc.(a)(b)	234,106	13,528,986
Symantec Corp.(a)	1,714,519	32,061,505
TIBCO Software Inc.(a)	376,538	11,484,409
TripAdvisor Inc.(a)(b)	128,576	4,586,306
VeriSign Inc.	360,449	13,819,615
WebMD Health Corp.(a)(b)	133,356	3,411,247
Zynga Inc. Class A(a)	204,162	2,684,730

		812,798,473

IRON & STEEL – 0.27%
AK Steel Holding Corp.	49,949	377,614
Allegheny Technologies Inc.	241,127	9,927,199
Carpenter Technology Corp.	100,141	5,230,364
Cliffs Natural Resources Inc.	331,319	22,947,154
Reliance Steel & Aluminum Co.	24,489	1,383,139
Schnitzer Steel Industries Inc. Class A	14,388	574,009
Steel Dynamics Inc.	360,036	5,234,924

		45,674,403

LEISURE TIME – 0.25%
Harley-Davidson Inc.	536,168	26,315,125
Polaris Industries Inc.	146,902	10,598,979
Royal Caribbean Cruises Ltd.	171,439	5,045,450

		41,959,554

Security	Shares	Value
LODGING – 0.72%
Choice Hotels International Inc.	5,316	198,500
Hyatt Hotels Corp. Class A(a)	5,070	216,590
Las Vegas Sands Corp.	889,993	51,236,897
Marriott International Inc. Class A	588,609	22,278,851
MGM Resorts International(a)	178,289	2,428,296
Starwood Hotels & Resorts Worldwide Inc.	442,669	24,970,958
Wynn Resorts Ltd.	144,853	18,089,243

		119,419,335

MACHINERY – 2.51%
Babcock & Wilcox Co. (The)(a)	266,464	6,861,448
Caterpillar Inc.	1,462,989	155,837,588
Cummins Inc.	445,334	53,457,893
Deere & Co.	952,431	77,051,668
Flowserve Corp.	115,437	13,334,128
Gardner Denver Inc.	118,796	7,486,524
Graco Inc.	137,427	7,291,877
IDEX Corp.	168,771	7,110,322
Joy Global Inc.	237,790	17,477,565
Manitowoc Co. Inc. (The)	298,201	4,133,066
Nordson Corp.	130,554	7,116,498
Rockwell Automation Inc.	327,471	26,099,439
Roper Industries Inc.	217,537	21,570,969
Wabtec Corp.	109,699	8,268,014
Zebra Technologies Corp. Class A(a)	123,454	5,083,836

		418,180,835

MANUFACTURING – 2.27%
3M Co.	1,423,841	127,020,856
Carlisle Companies Inc.	11,159	557,057
Cooper Industries PLC	244,568	15,640,124
Danaher Corp.	1,246,227	69,788,712
Donaldson Co. Inc.	345,813	12,355,898
Dover Corp.	329,212	20,720,603
Eaton Corp.	293,025	14,601,436
Harsco Corp.	15,883	372,615
Illinois Tool Works Inc.	945,398	54,001,134
Ingersoll-Rand PLC(b)	561,777	23,229,479
Leggett & Platt Inc.	244,547	5,627,026
Pall Corp.	263,509	15,713,042
Parker Hannifin Corp.	141,567	11,969,490
Polypore International Inc.(a)(b)	89,209	3,136,588
SPX Corp.	31,871	2,470,959
Textron Inc.	36,021	1,002,464

		378,207,483

MEDIA – 2.81%
AMC Networks Inc. Class A(a)(b)	123,744	5,522,695
Cablevision NY Group Class A	493,253	7,240,954
CBS Corp. Class B NVS	235,888	7,998,962
Charter Communications Inc. Class A(a)(b)	115,438	7,324,541
Comcast Corp. Class A	2,728,670	81,887,387
DIRECTV Class A(a)	1,601,167	79,001,580
Discovery Communications Inc. Series A(a)	599,700	30,344,820
DISH Network Corp. Class A	341,497	11,245,496

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Growth Index Fund

March 31, 2012

Security	Shares	Value
FactSet Research Systems Inc.	104,697	10,369,191
John Wiley & Sons Inc. Class A	105,868	5,038,258
Liberty Global Inc. Series A(a)(b)	628,972	31,498,918
McGraw-Hill Companies Inc. (The)	519,191	25,165,188
Nielsen Holdings NV(a)	157,785	4,755,640
Scripps Networks Interactive Inc. Class A	201,639	9,817,803
Sirius XM Radio Inc.(a)(b)	8,955,361	20,686,884
Thomson Reuters Corp.	402,228	11,624,389
Time Warner Cable Inc.	724,162	59,019,203
Viacom Inc. Class B NVS	1,253,125	59,473,312

		468,015,221

METAL FABRICATE & HARDWARE – 0.42%
Precision Castparts Corp.	325,522	56,282,754
Timken Co. (The)	167,758	8,512,041
Valmont Industries Inc.	51,701	6,070,214

		70,865,009

MINING – 0.72%
Allied Nevada Gold Corp.(a)(b)	202,737	6,595,034
Compass Minerals International Inc.	74,724	5,360,700
Freeport-McMoRan Copper & Gold Inc.	2,149,721	81,775,387
Molycorp Inc.(a)(b)	126,514	4,279,969
Royal Gold Inc.	133,347	8,696,891
Southern Copper Corp.	390,616	12,386,433
Titanium Metals Corp.	101,889	1,381,615

		120,476,029

OIL & GAS – 6.92%
Anadarko Petroleum Corp.	171,843	13,462,181
Apache Corp.	250,593	25,169,561
Atwood Oceanics Inc.(a)	36,259	1,627,667
Cabot Oil & Gas Corp.	473,669	14,764,263
Chevron Corp.	260,010	27,883,472
Cimarex Energy Co.	51,371	3,876,969
Cobalt International Energy Inc.(a)(b)	249,628	7,496,329
Concho Resources Inc.(a)	234,603	23,948,274
Continental Resources Inc.(a)(b)	95,161	8,166,717
Denbury Resources Inc.(a)	759,669	13,848,766
Diamond Offshore Drilling Inc.	74,006	4,939,900
EOG Resources Inc.	609,148	67,676,343
EQT Corp.	119,763	5,773,774
EXCO Resources Inc.(b)	311,852	2,067,579
Exxon Mobil Corp.	8,249,874	715,511,572
Forest Oil Corp.(a)	200,624	2,431,563
Helmerich & Payne Inc.	200,214	10,801,545
HollyFrontier Corp.	432,860	13,916,449
Kosmos Energy Ltd.(a)(b)	61,994	820,801
Laredo Petroleum Holdings Inc.(a)	28,971	679,080
Murphy Oil Corp.	66,822	3,760,074
Newfield Exploration Co.(a)	176,252	6,112,419
Noble Energy Inc.	80,590	7,880,090
Occidental Petroleum Corp.	531,260	50,591,890
Patterson-UTI Energy Inc.	38,771	670,351
Pioneer Natural Resources Co.	226,738	25,301,693
QEP Resources Inc.	314,534	9,593,287
Quicksilver Resources Inc.(a)(b)	18,572	93,603
Range Resources Corp.	364,527	21,193,600
Rowan Companies Inc.(a)	48,362	1,592,561
SandRidge Energy Inc.(a)(b)	932,196	7,299,095

Security	Shares	Value
SM Energy Co.	116,599	8,251,711
Southwestern Energy Co.(a)	789,487	24,158,302
Ultra Petroleum Corp.(a)(b)	347,265	7,858,607
Whiting Petroleum Corp.(a)	266,335	14,461,990

		1,153,682,078

OIL & GAS SERVICES – 2.44%
Baker Hughes Inc.	392,540	16,463,128
Cameron International Corp.(a)	409,786	21,648,994
CARBO Ceramics Inc.(b)	43,654	4,603,314
Core Laboratories NV	103,659	13,638,415
Dresser-Rand Group Inc.(a)	170,854	7,925,917
FMC Technologies Inc.(a)	545,366	27,497,354
Halliburton Co.	2,076,427	68,916,612
Oceaneering International Inc.	246,286	13,272,352
Oil States International Inc.(a)(b)	97,661	7,623,418
RPC Inc.(b)	143,996	1,527,797
Schlumberger Ltd.	3,079,285	215,334,400
Superior Energy Services Inc.(a)(b)	349,930	9,224,155

		407,675,856

PACKAGING & CONTAINERS – 0.30%
Ball Corp.	354,755	15,211,894
Crown Holdings Inc.(a)	353,574	13,022,131
Packaging Corp. of America	209,699	6,204,993
Rock-Tenn Co. Class A	157,183	10,619,284
Silgan Holdings Inc.	112,482	4,971,704

		50,030,006

PHARMACEUTICALS – 4.39%
Abbott Laboratories	3,311,961	202,990,090
Allergan Inc.	691,638	66,003,014
AmerisourceBergen Corp.	586,250	23,262,400
BioMarin Pharmaceutical Inc.(a)(b)	251,722	8,621,478
Cardinal Health Inc.	397,382	17,131,138
Catalyst Health Solutions Inc.(a)(b)	96,942	6,178,114
DENTSPLY International Inc.	130,671	5,243,827
Eli Lilly and Co.	767,818	30,920,031
Endo Pharmaceuticals Holdings Inc.(a)	264,479	10,243,272
Express Scripts Inc.(a)(b)	1,107,863	60,024,017
Herbalife Ltd.(b)	270,574	18,620,903
Johnson & Johnson	1,268,973	83,701,459
McKesson Corp.	572,136	50,216,377
Mead Johnson Nutrition Co. Class A	84,891	7,001,810
Medco Health Solutions Inc.(a)	907,250	63,779,675
Mylan Inc.(a)	902,077	21,153,706
Patterson Companies Inc.	84,194	2,812,079
Perrigo Co.	188,286	19,451,827
SXC Health Solutions Corp.(a)(b)	140,545	10,535,253
Warner Chilcott PLC Class A(a)(b)	349,446	5,874,187
Watson Pharmaceuticals Inc.(a)	270,525	18,141,406

		731,906,063

PIPELINES – 0.36%
El Paso Corp.	1,642,049	48,522,548
Kinder Morgan Inc.(b)	264,638	10,228,259
ONEOK Inc.	18,310	1,495,194

		60,246,001

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iShares® Russell 1000 Growth Index Fund

March 31, 2012

Security	Shares	Value
REAL ESTATE - 0.12%
CBRE Group Inc. Class A(a)	662,523	13,223,959
Jones Lang LaSalle Inc.	75,626	6,300,402

		19,524,361

REAL ESTATE INVESTMENT TRUSTS – 1.91%
American Tower Corp.	900,072	56,722,537
Apartment Investment and Management Co. Class A	183,031	4,833,849
Boston Properties Inc.(b)	271,252	28,478,747
Camden Property Trust(b)	129,075	8,486,681
Corporate Office Properties Trust	50,366	1,168,995
Digital Realty Trust Inc.(b)	243,345	18,000,230
Equity Residential	48,451	3,034,002
Essex Property Trust Inc.(b)	44,056	6,674,925
Federal Realty Investment Trust	106,895	10,346,367
Macerich Co. (The)	105,888	6,115,032
Plum Creek Timber Co. Inc.(b)	221,578	9,208,782
Public Storage	300,205	41,479,325
Rayonier Inc.(b)	276,074	12,172,103
Simon Property Group Inc.	543,899	79,235,206
UDR Inc.	36,857	984,450
Ventas Inc.	348,939	19,924,417
Vornado Realty Trust	46,197	3,889,787
Weyerhaeuser Co.	355,224	7,786,510

		318,541,945

RETAIL – 8.29%
Abercrombie & Fitch Co. Class A	171,618	8,513,969
Advance Auto Parts Inc.	167,099	14,799,958
AutoNation Inc.(a)	40,933	1,404,411
AutoZone Inc.(a)	57,383	21,334,999
Bed Bath & Beyond Inc.(a)	565,339	37,182,346
Big Lots Inc.(a)	50,758	2,183,609
Brinker International Inc.	168,399	4,639,392
CarMax Inc.(a)	83,938	2,908,452
Chico’s FAS Inc.	266,959	4,031,081
Chipotle Mexican Grill Inc.(a)(b)	70,618	29,518,324
Copart Inc.(a)(b)	254,086	6,624,022
Costco Wholesale Corp.	991,366	90,016,033
Darden Restaurants Inc.	291,466	14,911,401
Dick’s Sporting Goods Inc.	213,709	10,275,129
Dollar General Corp.(a)	224,968	10,393,522
Dollar Tree Inc.(a)	262,502	24,803,814
DSW Inc. Class A	49,805	2,727,820
Dunkin’ Brands Group Inc.	50,381	1,516,972
Family Dollar Stores Inc.	277,309	17,548,113
Guess? Inc.	146,277	4,571,156
Home Depot Inc. (The)	2,186,767	110,016,248
Kohl’s Corp.	486,435	24,336,343
Limited Brands Inc.	565,953	27,165,744
Macy’s Inc.	119,470	4,746,543
McDonald’s Corp.	2,354,548	230,981,159
Michael Kors Holdings Ltd.(a)	97,917	4,561,953
MSC Industrial Direct Co. Inc. Class A	100,643	8,381,549
Nordstrom Inc.	349,559	19,477,427
O’Reilly Automotive Inc.(a)(b)	291,204	26,601,485
Panera Bread Co. Class A(a)	65,916	10,607,203
PetSmart Inc.	257,098	14,711,148
PVH Corp.	20,030	1,789,280
Ross Stores Inc.	533,317	30,985,718

Security	Shares	Value
Sally Beauty Holdings Inc.(a)(b)	198,681	4,927,289
Starbucks Corp.	1,701,053	95,071,852
Target Corp.	82,511	4,807,916
Tiffany & Co.	289,822	20,035,395
TJX Companies Inc. (The)	1,752,372	69,586,692
Tractor Supply Co.	164,195	14,869,499
Ulta Salon, Cosmetics & Fragrance Inc.	102,891	9,557,545
Urban Outfitters Inc.(a)	246,542	7,176,838
Wal-Mart Stores Inc.	3,060,397	187,296,296
Walgreen Co.	1,961,088	65,676,837
Williams-Sonoma Inc.	123,483	4,628,143
Yum! Brands Inc.	1,056,505	75,202,026

		1,383,102,651

SAVINGS & LOANS – 0.02%
Hudson City Bancorp Inc.	107,453	785,481
People’s United Financial Inc.	157,903	2,090,636

		2,876,117

SEMICONDUCTORS – 3.81%
Advanced Micro Devices Inc.(a)(b)	1,396,508	11,199,994
Altera Corp.	731,209	29,116,742
Analog Devices Inc.	679,943	27,469,697
Applied Materials Inc.	190,224	2,366,387
Atmel Corp.(a)(b)	972,888	9,592,676
Avago Technologies Ltd.	433,826	16,906,199
Broadcom Corp. Class A(a)	1,216,559	47,810,769
Cree Inc.(a)	14,605	461,956
Cypress Semiconductor Corp.(a)	351,132	5,488,193
First Solar Inc.(a)(b)	135,638	3,397,732
Freescale Semiconductor Holdings I Ltd.(a)(b)	60,693	934,065
Intersil Corp. Class A	140,330	1,571,696
KLA-Tencor Corp.	294,200	16,010,364
Lam Research Corp.(a)(b)	282,356	12,598,725
Linear Technology Corp.	516,194	17,395,738
LSI Corp.(a)	395,106	3,429,520
Maxim Integrated Products Inc.	670,261	19,162,762
MEMC Electronic Materials Inc.(a)(b)	305,947	1,104,469
Microchip Technology Inc.(b)	432,050	16,072,260
NVIDIA Corp.(a)	1,362,205	20,964,335
ON Semiconductor Corp.(a)	1,009,742	9,097,775
PMC-Sierra Inc.(a)	29,982	216,770
QLogic Corp.(a)	182,951	3,249,210
QUALCOMM Inc.	3,788,637	257,703,089
Rovi Corp.(a)	256,310	8,342,890
Silicon Laboratories Inc.(a)(b)	85,255	3,665,965
Skyworks Solutions Inc.(a)(b)	429,768	11,883,085
Texas Instruments Inc.	1,673,226	56,237,126
Xilinx Inc.	602,592	21,952,426

		635,402,615

SOFTWARE – 7.28%
Adobe Systems Inc.(a)	1,144,751	39,276,407
Akamai Technologies Inc.(a)	386,011	14,166,604
Allscripts Healthcare Solutions Inc.(a)	348,852	5,790,943
ANSYS Inc.(a)	208,012	13,524,940
Ariba Inc.(a)(b)	219,254	7,171,798
Autodesk Inc.(a)	521,489	22,069,414
BMC Software Inc.(a)	373,201	14,987,752
Broadridge Financial Solutions Inc.	263,266	6,294,690

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Growth Index Fund

March 31, 2012

Security	Shares	Value
Cerner Corp.(a)	322,547	24,565,180
Citrix Systems Inc.(a)	426,602	33,663,164
Compuware Corp.(a)	365,293	3,357,043
Dun & Bradstreet Corp. (The)	112,063	9,495,098
Electronic Arts Inc.(a)	753,363	12,415,422
Fiserv Inc.(a)	260,948	18,107,182
Informatica Corp.(a)	240,025	12,697,323
Intuit Inc.	686,640	41,287,663
Microsoft Corp.	16,839,988	543,089,613
MSCI Inc. Class A(a)	272,940	10,046,921
Nuance Communications Inc.(a)(b)	540,043	13,814,300
Oracle Corp.	8,716,166	254,163,401
Red Hat Inc.(a)	438,017	26,232,838
Salesforce.com Inc.(a)(b)	303,860	46,949,409
Solera Holdings Inc.	160,369	7,359,333
VeriFone Systems Inc.(a)(b)	231,766	12,021,702
VMware Inc. Class A(a)(b)	192,240	21,602,009

		1,214,150,149

TELECOMMUNICATIONS – 1.26%
Acme Packet Inc.(a)(b)	120,719	3,322,187
Ciena Corp.(a)(b)	215,131	3,482,971
Clearwire Corp. Class A(a)(b)	431,592	984,030
Crown Castle International Corp.(a)	659,058	35,154,154
Harris Corp.	72,924	3,287,414
IPG Photonics Corp.(a)(b)	67,250	3,500,362
JDS Uniphase Corp.(a)	512,673	7,428,632
Juniper Networks Inc.(a)	1,209,668	27,677,204
Level 3 Communications Inc.(a)	50,230	1,292,418
MetroPCS Communications Inc.(a)	632,225	5,702,669
NeuStar Inc. Class A(a)	152,985	5,698,691
NII Holdings Inc.(a)(b)	337,937	6,187,626
Polycom Inc.(a)	400,436	7,636,315
SBA Communications Corp. Class A(a)(b)	257,129	13,064,724
tw telecom inc.(a)(b)	292,222	6,475,640
Verizon Communications Inc.	1,450,919	55,468,633
Virgin Media Inc.(b)	634,065	15,838,944
Windstream Corp.	735,287	8,610,211

		210,812,825

TOYS, GAMES & HOBBIES – 0.18%
Hasbro Inc.	261,821	9,614,067
Mattel Inc.	586,056	19,726,645

		29,340,712

TRANSPORTATION – 1.80%
C.H. Robinson Worldwide Inc.	375,716	24,605,641
Con-way Inc.	11,648	379,841
CSX Corp.	2,502,472	53,853,198
Expeditors International of Washington Inc.	481,932	22,414,657
FedEx Corp.	41,281	3,796,201
J.B. Hunt Transport Services Inc.	207,599	11,287,158
Kansas City Southern Industries Inc.(a)	186,483	13,368,966
Kirby Corp.(a)	86,373	5,682,480
Landstar System Inc.	109,003	6,291,653
Tidewater Inc.	7,195	388,674
Union Pacific Corp.	181,435	19,500,634
United Parcel Service Inc. Class B	1,667,314	134,585,586

Security	Shares	Value
UTi Worldwide Inc.	208,567	3,593,609

		299,748,298

WATER – 0.00%
Aqua America Inc.	31,841	709,736

		709,736

TOTAL COMMON STOCKS
(Cost: $13,971,616,823)		16,664,205,561

SHORT-TERM INVESTMENTS – 3.77%

MONEY MARKET FUNDS – 3.77%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25%(c)(d)(e)	571,880,949	571,880,949
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%(c)(d)(e)	44,316,261	44,316,261
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%(c)(d)	12,645,992	12,645,992

		628,843,202

TOTAL SHORT-TERM INVESTMENTS (Cost: $628,843,202)		628,843,202

TOTAL INVESTMENTS IN SECURITIES – 103.66% (Cost: $14,600,460,025)		17,293,048,763

Other Assets, Less Liabilities – (3.66)%		(610,106,542)

NET ASSETS – 100.00%		$16,682,942,221

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments

iShares® Russell 1000 Value Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.07%
Clear Channel Outdoor Holdings Inc. Class A(a)	69,994	$558,552
Interpublic Group of Companies Inc. (The)	497,763	5,679,476
Lamar Advertising Co. Class A(a)(b)	69,412	2,249,643

		8,487,671

AEROSPACE & DEFENSE – 1.34%
Alliant Techsystems Inc.	53,826	2,697,759
BE Aerospace Inc.(a)(b)	9,155	425,433
Boeing Co. (The)	144,489	10,745,647
Exelis Inc.	317,934	3,980,534
General Dynamics Corp.	572,603	42,017,608
Goodrich Corp.	127,023	15,933,765
L-3 Communications Holdings Inc.	172,845	12,232,241
Lockheed Martin Corp.	58,076	5,218,709
Northrop Grumman Corp.	450,848	27,537,796
Raytheon Co.	614,271	32,421,223
Spirit AeroSystems Holdings Inc. Class A(a)(b)	160,031	3,914,358
United Technologies Corp.	84,971	7,047,495

		164,172,568

AGRICULTURE – 1.23%
Altria Group Inc.	917,373	28,319,305
Archer-Daniels-Midland Co.	1,165,043	36,885,261
Bunge Ltd.(b)	188,146	12,876,712
Lorillard Inc.	232,869	30,151,878
Philip Morris International Inc.	291,656	25,843,638
Reynolds American Inc.	400,559	16,599,165

		150,675,959

AIRLINES – 0.15%
Copa Holdings SA Class A	12,023	952,222
Delta Air Lines Inc.(a)	579,897	5,746,779
Southwest Airlines Co.	1,130,537	9,315,625
United Continental Holdings Inc.(a)(b)	84,223	1,810,794

		17,825,420

APPAREL – 0.18%
VF Corp.	150,188	21,924,444

		21,924,444

AUTO MANUFACTURERS – 0.61%
Ford Motor Co.	2,820,171	35,223,936
General Motors Co.(a)(b)	1,310,488	33,614,017
Navistar International Corp.(a)(b)	54,033	2,185,635
Oshkosh Corp.(a)	156,610	3,628,654

		74,652,242

AUTO PARTS & EQUIPMENT – 0.52%
Autoliv Inc.(b)	153,261	10,276,150
Delphi Automotive PLC(a)	115,641	3,654,256

Security	Shares	Value
Federal-Mogul Corp. Class A(a)	33,513	576,759
Johnson Controls Inc.	874,218	28,394,601
Lear Corp.	180,855	8,407,949
TRW Automotive Holdings Corp.(a)	176,708	8,208,086
Visteon Corp.(a)	82,920	4,394,760

		63,912,561

BANKS – 13.55%
Associated Banc-Corp	297,826	4,157,651
Bank of America Corp.	18,479,112	176,845,102
Bank of Hawaii Corp.	81,869	3,958,366
Bank of New York Mellon Corp. (The)	2,140,319	51,645,897
BB&T Corp.	1,200,522	37,684,385
BOK Financial Corp.	44,428	2,500,408
Capital One Financial Corp.	860,500	47,964,270
CapitalSource Inc.	417,166	2,753,296
CIT Group Inc.(a)	346,696	14,297,743
Citigroup Inc.	5,003,183	182,866,339
City National Corp.	80,025	4,198,912
Comerica Inc.	343,647	11,120,417
Commerce Bancshares Inc.	133,254	5,399,452
Cullen/Frost Bankers Inc.	91,506	5,324,734
East West Bancorp Inc.	255,341	5,895,824
Fifth Third Bancorp	1,576,174	22,145,245
First Citizens BancShares Inc. Class A	9,313	1,701,392
First Horizon National Corp.	452,353	4,695,424
First Republic Bank(a)	126,045	4,151,922
Fulton Financial Corp.	342,454	3,595,767
Goldman Sachs Group Inc. (The)	891,340	110,855,956
Huntington Bancshares Inc.	1,485,576	9,581,965
J.P. Morgan Chase & Co.	6,841,531	314,573,595
KeyCorp	1,635,310	13,900,135
M&T Bank Corp.	215,776	18,746,619
Morgan Stanley	2,662,094	52,283,526
Northern Trust Corp.	373,375	17,716,644
PNC Financial Services Group Inc. (The)(c)	906,781	58,478,307
Popular Inc.(a)	1,775,356	3,639,480
Regions Financial Corp.	2,430,933	16,019,848
State Street Corp.	868,919	39,535,814
SunTrust Banks Inc.	921,065	22,262,141
Synovus Financial Corp.	1,305,270	2,675,803
TCF Financial Corp.	273,566	3,252,700
U.S. Bancorp	3,316,932	105,080,406
Valley National Bancorp(b)	319,768	4,140,996
Wells Fargo & Co.	7,875,991	268,886,333
Zions Bancorp	316,502	6,792,133

		1,661,324,947

BEVERAGES – 0.31%
Beam Inc.	265,473	15,548,754
Brown-Forman Corp. Class B NVS	25,639	2,138,036
Coca-Cola Enterprises Inc.	122,000	3,489,200
Constellation Brands Inc. Class A(a)(b)	292,444	6,898,754
Molson Coors Brewing Co. Class B NVS	230,787	10,443,112

		38,517,856

BIOTECHNOLOGY – 0.91%
Amgen Inc.	1,370,385	93,172,476
Bio-Rad Laboratories Inc. Class A(a)(b)	34,034	3,528,985
Life Technologies Corp.(a)	280,714	13,704,458
Vertex Pharmaceuticals Inc.(a)(b)	40,396	1,656,640

		112,062,559

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Value Index Fund

March 31, 2012

Security	Shares	Value
BUILDING MATERIALS – 0.15%
Armstrong World Industries Inc.	32,290	1,574,783
Fortune Brands Home & Security Inc.(a)(b)	266,098	5,872,783
Martin Marietta Materials Inc.	41,607	3,562,808
Owens Corning(a)(b)	214,604	7,732,182

		18,742,556

CHEMICALS – 1.08%
Ashland Inc.	135,899	8,297,993
Cabot Corp.	113,342	4,837,437
CF Industries Holdings Inc.	18,688	3,413,363
Cytec Industries Inc.	78,898	4,796,210
Dow Chemical Co. (The)	2,024,638	70,133,460
Huntsman Corp.	265,141	3,714,625
LyondellBasell Industries NV Class A	503,898	21,995,148
Rockwood Holdings Inc.(a)	6,082	317,176
RPM International Inc.	223,871	5,863,182
Valspar Corp. (The)	143,707	6,939,611
W.R. Grace & Co.(a)(b)	12,578	727,008
Westlake Chemical Corp.	26,999	1,749,265

		132,784,478

COAL – 0.05%
Alpha Natural Resources Inc.(a)	171,029	2,601,351
Arch Coal Inc.	325,406	3,485,098

		6,086,449

COMMERCIAL SERVICES – 1.15%
Aaron’s Inc.	35,282	913,804
Booz Allen Hamilton Holding Corp.(b)	20,940	356,608
Career Education Corp.(a)(b)	92,434	745,018
CoreLogic Inc.(a)	165,111	2,694,612
Corrections Corp. of America(a)(b)	171,949	4,695,927
DeVry Inc.	21,891	741,448
Education Management Corp.(a)(b)	65,564	897,571
Equifax Inc.	200,338	8,866,960
Genpact Ltd.(a)(b)	48,514	790,778
H&R Block Inc.	216,041	3,558,195
KAR Auction Services Inc.(a)(b)	39,504	640,360
Manpower Inc.	141,310	6,693,855
Monster Worldwide Inc.(a)(b)	220,307	2,147,993
Paychex Inc.	44,228	1,370,626
Quanta Services Inc.(a)	370,487	7,743,178
R.R. Donnelley & Sons Co.(b)	322,718	3,998,476
SAIC Inc.(a)	336,062	4,436,018
Service Corp. International	381,842	4,299,541
Total System Services Inc.	279,195	6,441,029
Towers Watson & Co. Class A	78,111	5,160,794
Verisk Analytics Inc. Class A(a)(b)	32,340	1,519,010
Visa Inc. Class A	609,664	71,940,352

		140,652,153

COMPUTERS – 1.33%
Brocade Communications Systems Inc.(a)	811,629	4,666,867
Computer Sciences Corp.	267,428	8,006,794

Security	Shares	Value
Dell Inc.(a)	695,930	11,552,438
Diebold Inc.	112,135	4,319,440
DST Systems Inc.	48,412	2,625,383
Fusion-io Inc.(a)(b)	16,898	480,072
Hewlett-Packard Co.	3,420,898	81,519,999
Lexmark International Inc. Class A	122,517	4,072,465
NCR Corp.(a)(b)	58,067	1,260,635
SanDisk Corp.(a)	408,901	20,277,401
Synopsys Inc.(a)(b)	234,939	7,203,230
Western Digital Corp.(a)	398,185	16,480,877

		162,465,601

COSMETICS & PERSONAL CARE – 2.52%
Colgate-Palmolive Co.	82,500	8,066,850
Procter & Gamble Co. (The)	4,483,801	301,356,265

		309,423,115

DISTRIBUTION & WHOLESALE – 0.22%
Arrow Electronics Inc.(a)(b)	170,752	7,166,461
Genuine Parts Co.	196,637	12,338,972
Ingram Micro Inc. Class A(a)	258,403	4,795,960
WESCO International Inc.(a)(b)	38,756	2,531,154

		26,832,547

DIVERSIFIED FINANCIAL SERVICES – 1.81%
Affiliated Managers Group Inc.(a)	25,838	2,888,947
Air Lease Corp.(a)(b)	59,248	1,426,099
American Express Co.	715,334	41,389,225
Ameriprise Financial Inc.	390,702	22,320,805
BlackRock Inc.(c)	74,452	15,255,215
CME Group Inc.	115,644	33,459,279
Discover Financial Services	848,203	28,279,088
E*TRADE Financial Corp.(a)	431,181	4,721,432
Federated Investors Inc. Class B(b)	29,351	657,756
Interactive Brokers Group Inc. Class A	62,464	1,061,888
Invesco Ltd.	792,620	21,139,175
Janus Capital Group Inc.	317,231	2,826,528
Jefferies Group Inc.	233,765	4,404,133
Legg Mason Inc.	240,729	6,723,561
LPL Investment Holdings Inc.(a)(b)	9,255	351,135
NASDAQ OMX Group Inc. (The)(a)	186,429	4,828,511
NYSE Euronext Inc.	310,690	9,323,807
Raymond James Financial Inc.	188,743	6,894,782
SLM Corp.	908,094	14,311,561

		222,262,927

ELECTRIC – 6.03%
AES Corp. (The)(a)	1,130,923	14,781,164
Alliant Energy Corp.	191,215	8,283,434
Ameren Corp.	417,090	13,588,792
American Electric Power Co. Inc.	830,895	32,055,929
Calpine Corp.(a)	661,278	11,380,594
CMS Energy Corp.	433,962	9,547,164
Consolidated Edison Inc.	504,688	29,483,873
Dominion Resources Inc.	992,550	50,828,485
DTE Energy Co.	291,507	16,041,630
Duke Energy Corp.	2,295,284	48,223,917
Edison International	562,522	23,912,810
Entergy Corp.	305,195	20,509,104

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iShares® Russell 1000 Value Index Fund

March 31, 2012

Security	Shares	Value
Exelon Corp.	1,439,917	56,459,146
FirstEnergy Corp.	721,221	32,880,465
GenOn Energy Inc.(a)	1,316,948	2,739,252
Great Plains Energy Inc.	233,426	4,731,545
Hawaiian Electric Industries Inc.	164,409	4,167,768
Integrys Energy Group Inc.	134,661	7,135,686
MDU Resources Group Inc.	324,646	7,268,824
National Fuel Gas Co.	121,126	5,828,583
NextEra Energy Inc.	725,226	44,296,804
Northeast Utilities	304,519	11,303,745
NRG Energy Inc.(a)	391,989	6,142,468
NSTAR	178,428	8,676,954
NV Energy Inc.	405,721	6,540,223
OGE Energy Corp.	168,451	9,012,129
Pepco Holdings Inc.	389,345	7,354,727
PG&E Corp.	725,061	31,474,898
Pinnacle West Capital Corp.	187,550	8,983,645
PPL Corp.	995,651	28,137,097
Progress Energy Inc.	508,203	26,990,661
Public Service Enterprise Group Inc.	872,946	26,720,877
SCANA Corp.(b)	197,842	9,023,574
Southern Co. (The)	1,462,608	65,714,977
TECO Energy Inc.	369,614	6,486,726
Westar Energy Inc.	195,074	5,448,417
Wisconsin Energy Corp.	404,046	14,214,338
Xcel Energy Inc.	836,150	22,132,891

		738,503,316

ELECTRICAL COMPONENTS & EQUIPMENT – 0.23%
Energizer Holdings Inc.(a)(b)	113,249	8,400,811
General Cable Corp.(a)(b)	42,726	1,242,472
GrafTech International Ltd.(a)(b)	208,848	2,493,645
Hubbell Inc. Class B	103,702	8,148,903
Molex Inc.	232,860	6,548,024
SunPower Corp.(a)(b)	168,661	1,076,057

		27,909,912

ELECTRONICS – 1.00%
Avnet Inc.(a)	250,000	9,097,500
AVX Corp.	82,388	1,092,465
Garmin Ltd.	172,409	8,094,603
Itron Inc.(a)(b)	70,443	3,198,817
Jabil Circuit Inc.	57,271	1,438,647
PerkinElmer Inc.	194,588	5,382,304
Tech Data Corp.(a)(b)	70,814	3,842,368
Thermo Fisher Scientific Inc.	660,675	37,248,856
Thomas & Betts Corp.(a)	68,267	4,909,080
Tyco International Ltd.	808,207	45,405,069
Vishay Intertechnology Inc.(a)(b)	250,052	3,040,632

		122,750,341

ENGINEERING & CONSTRUCTION – 0.28%
AECOM Technology Corp.(a)(b)	114,216	2,555,012
Chicago Bridge & Iron Co. NV	72,536	3,132,830
Jacobs Engineering Group Inc.(a)	217,969	9,671,284
KBR Inc.	245,681	8,733,960
McDermott International Inc.(a)	50,127	642,127
Shaw Group Inc. (The)(a)(b)	111,853	3,546,859
URS Corp.	135,012	5,740,710

		34,022,782

Security	Shares	Value
ENTERTAINMENT – 0.13%
Bally Technologies Inc.(a)(b)	5,131	239,874
DreamWorks Animation SKG Inc. Class A(a)(b)	121,647	2,244,387
International Game Technology	250,440	4,204,888
Madison Square Garden Inc. Class A(a)(b)	103,661	3,545,206
Penn National Gaming Inc.(a)(b)	116,586	5,010,866
Regal Entertainment Group Class A	92,504	1,258,055

		16,503,276

ENVIRONMENTAL CONTROL – 0.40%
Covanta Holding Corp.	181,714	2,949,218
Republic Services Inc.	551,720	16,860,563
Waste Connections Inc.	24,092	783,713
Waste Management Inc.	818,051	28,599,063

		49,192,557

FOOD – 1.87%
Campbell Soup Co.	73,440	2,485,944
ConAgra Foods Inc.	614,550	16,138,083
Corn Products International Inc.	25,109	1,447,534
Dean Foods Co.(a)	314,832	3,812,616
General Mills Inc.	270,016	10,652,131
H.J. Heinz Co.	230,639	12,350,718
Hershey Co. (The)	66,620	4,085,805
Hormel Foods Corp.	110,586	3,264,499
J.M. Smucker Co. (The)	199,614	16,240,595
Kellogg Co.	27,260	1,461,954
Kraft Foods Inc. Class A	2,844,793	108,130,582
Kroger Co. (The)	247,174	5,989,026
McCormick & Co. Inc. NVS	71,898	3,913,408
Post Holdings Inc.(a)(b)	47,207	1,554,527
Ralcorp Holdings Inc.(a)	94,418	6,995,430
Safeway Inc.(b)	461,221	9,321,276
Sara Lee Corp.	170,861	3,678,637
Smithfield Foods Inc.(a)(b)	285,600	6,291,768
SUPERVALU Inc.(b)	365,030	2,084,321
Tyson Foods Inc. Class A	516,855	9,897,773

		229,796,627

FOREST PRODUCTS & PAPER – 0.29%
Domtar Corp.	62,834	5,993,107
International Paper Co.	591,038	20,745,434
MeadWestvaco Corp.	292,270	9,232,809

		35,971,350

GAS – 0.64%
AGL Resources Inc.	199,714	7,832,783
Atmos Energy Corp.	155,679	4,897,661
CenterPoint Energy Inc.	735,575	14,505,539
NiSource Inc.	477,949	11,638,058
Questar Corp.	305,531	5,884,527
Sempra Energy	413,376	24,786,025
UGI Corp.	192,281	5,239,657
Vectren Corp.	140,974	4,096,705

		78,880,955

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Value Index Fund

March 31, 2012

Security	Shares	Value
HAND & MACHINE TOOLS – 0.32%
Kennametal Inc.	124,107	5,526,485
Lincoln Electric Holdings Inc.	55,479	2,514,308
Regal Beloit Corp.	66,358	4,349,767
Snap-on Inc.	81,878	4,992,102
Stanley Black & Decker Inc.	288,420	22,196,803

		39,579,465

HEALTH CARE – PRODUCTS – 0.94%
Alere Inc.(a)(b)	138,228	3,595,310
Baxter International Inc.	97,881	5,851,326
Boston Scientific Corp.(a)	2,501,487	14,958,892
CareFusion Corp.(a)	264,086	6,847,750
Cooper Companies Inc. (The)	58,079	4,745,635
Covidien PLC	396,249	21,666,895
Henry Schein Inc.(a)(b)	74,573	5,643,685
Hill-Rom Holdings Inc.	10,159	339,412
Hologic Inc.(a)(b)	453,441	9,771,654
Hospira Inc.(a)	46,002	1,720,015
Medtronic Inc.	252,713	9,903,823
QIAGEN NV(a)(b)	402,316	6,264,060
Teleflex Inc.	69,512	4,250,659
Zimmer Holdings Inc.	307,383	19,758,579

		115,317,695

HEALTH CARE – SERVICES – 2.17%
Aetna Inc.	603,236	30,258,318
AMERIGROUP Corp.(a)(b)	24,938	1,677,829
Brookdale Senior Living Inc.(a)(b)	21,645	405,194
Cigna Corp.	492,913	24,275,965
Community Health Systems Inc.(a)(b)	163,278	3,631,303
Coventry Health Care Inc.	254,437	9,050,324
HCA Holdings Inc.	74,960	1,854,510
Health Net Inc.(a)(b)	142,981	5,679,205
Humana Inc.	290,553	26,870,342
LifePoint Hospitals Inc.(a)(b)	83,354	3,287,482
Quest Diagnostics Inc.	21,956	1,342,609
Tenet Healthcare Corp.(a)(b)	667,025	3,541,903
UnitedHealth Group Inc.	1,865,251	109,937,894
WellPoint Inc.	599,526	44,245,019

		266,057,897

HOLDING COMPANIES – DIVERSIFIED – 0.16%
American Capital Ltd.(a)	567,248	4,918,040
Ares Capital Corp.	380,584	6,222,549
Leucadia National Corp.	339,823	8,869,380

		20,009,969

HOME BUILDERS – 0.28%
D.R. Horton Inc.	481,801	7,308,921
Lennar Corp. Class A(b)	275,081	7,476,702
NVR Inc.(a)(b)	8,637	6,273,312
PulteGroup Inc.(a)(b)	586,707	5,192,357
Thor Industries Inc.	72,074	2,274,655
Toll Brothers Inc.(a)(b)	252,004	6,045,576

		34,571,523

Security	Shares	Value
HOME FURNISHINGS – 0.10%
Harman International Industries Inc.	40,522	1,896,835
Whirlpool Corp.	131,395	10,099,020

		11,995,855

HOUSEHOLD PRODUCTS & WARES – 0.31%
Avery Dennison Corp.	172,147	5,186,789
Church & Dwight Co. Inc.	103,414	5,086,935
Clorox Co. (The)	215,980	14,848,625
Jarden Corp.	157,498	6,336,145
Kimberly-Clark Corp.	83,881	6,197,967
Scotts Miracle-Gro Co. (The) Class A(b)	10,565	572,200

		38,228,661

HOUSEWARES – 0.07%
Newell Rubbermaid Inc.	500,639	8,916,381

		8,916,381

INSURANCE – 7.41%
ACE Ltd.	581,590	42,572,388
Aflac Inc.	806,178	37,076,126
Alleghany Corp.(a)(b)	25,647	8,440,428
Allied World Assurance Co. Holdings Ltd.	65,449	4,494,383
Allstate Corp. (The)	902,120	29,697,790
American Financial Group Inc.	130,970	5,052,823
American International Group Inc.(a)(b)	762,975	23,522,519
American National Insurance Co.	11,726	850,370
Aon Corp.	570,296	27,978,722
Arch Capital Group Ltd.(a)(b)	227,371	8,467,296
Arthur J. Gallagher & Co.	201,279	7,193,711
Aspen Insurance Holdings Ltd.(b)	121,645	3,398,761
Assurant Inc.	150,631	6,100,556
Assured Guaranty Ltd.(b)	317,798	5,250,023
Axis Capital Holdings Ltd.(b)	222,540	7,381,652
Berkshire Hathaway Inc. Class B(a)	3,013,888	244,577,011
Brown & Brown Inc.	199,967	4,755,215
Chubb Corp. (The)	469,666	32,458,617
Cincinnati Financial Corp.	251,398	8,675,745
CNA Financial Corp.	45,422	1,332,227
Endurance Specialty Holdings Ltd.(b)	73,970	3,007,620
Everest Re Group Ltd.(b)	78,996	7,308,710
Fidelity National Financial Inc. Class A	384,258	6,928,172
Genworth Financial Inc. Class A(a)	844,612	7,027,172
Hanover Insurance Group Inc. (The)	78,127	3,212,582
Hartford Financial Services Group Inc. (The)	765,703	16,141,019
HCC Insurance Holdings Inc.	183,673	5,725,087
Kemper Corp.	86,795	2,628,153
Lincoln National Corp.	501,543	13,220,674
Loews Corp.	547,176	21,815,907
Markel Corp.(a)(b)	16,709	7,501,338
Marsh & McLennan Companies Inc.	945,986	31,018,881
MBIA Inc.(a)(b)	255,991	2,508,712
Mercury General Corp.	43,451	1,900,547
MetLife Inc.	1,415,517	52,869,560
Old Republic International Corp.	447,920	4,725,556
PartnerRe Ltd.	116,031	7,877,345

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iShares® Russell 1000 Value Index Fund

March 31, 2012

Security	Shares	Value
Principal Financial Group Inc.	525,443	15,505,823
Progressive Corp. (The)	1,071,418	24,835,469
Protective Life Corp.	147,285	4,362,582
Prudential Financial Inc.	837,697	53,101,613
Reinsurance Group of America Inc.	127,023	7,554,058
RenaissanceRe Holdings Ltd.(b)	89,004	6,740,273
StanCorp Financial Group Inc.	78,354	3,207,813
Torchmark Corp.	171,641	8,556,304
Travelers Companies Inc. (The)	677,470	40,106,224
Unum Group	506,105	12,389,450
Validus Holdings Ltd.	114,218	3,535,047
W.R. Berkley Corp.	196,552	7,099,458
White Mountains Insurance Group Ltd.	9,863	4,948,464
XL Group PLC	531,976	11,538,559

		908,174,535

INTERNET – 0.82%
AOL Inc.(a)(b)	165,930	3,147,692
eBay Inc.(a)	902,334	33,287,101
Expedia Inc.	68,757	2,299,234
Groupon Inc.(a)(b)	13,529	248,663
HomeAway Inc.(a)	5,828	147,856
IAC/InterActiveCorp	130,577	6,410,025
Liberty Interactive Corp. Series A(a)	1,031,445	19,690,285
Pandora Media Inc.(a)(b)	11,994	122,459
TripAdvisor Inc.(a)(b)	68,877	2,456,843
Yahoo! Inc.(a)	2,089,569	31,803,240
Zynga Inc. Class A(a)	53,793	707,378

		100,320,776

IRON & STEEL – 0.36%
AK Steel Holding Corp.(b)	150,087	1,134,658
Commercial Metals Co.	200,106	2,965,571
Nucor Corp.	545,648	23,435,582
Reliance Steel & Aluminum Co.	109,774	6,200,035
Schnitzer Steel Industries Inc. Class A	26,903	1,073,295
Steel Dynamics Inc.	100,426	1,460,194
United States Steel Corp.(b)	246,738	7,246,695

		43,516,030

LEISURE TIME – 0.24%
Carnival Corp.	731,688	23,472,551
Royal Caribbean Cruises Ltd.	103,444	3,044,357
WMS Industries Inc.(a)(b)	97,547	2,314,790

		28,831,698

LODGING – 0.19%
Choice Hotels International Inc.	44,771	1,671,749
Hyatt Hotels Corp. Class A(a)(b)	68,354	2,920,083
MGM Resorts International(a)(b)	472,563	6,436,308
Wyndham Worldwide Corp.	251,552	11,699,684

		22,727,824

MACHINERY – 0.20%
AGCO Corp.(a)(b)	163,016	7,695,986
CNH Global NV(a)	45,096	1,790,311
Flowserve Corp.	8,521	984,261
IDEX Corp.	14,731	620,617

Security	Shares	Value
Terex Corp.(a)(b)	188,874	4,249,665
Xylem Inc.	316,295	8,777,186

		24,118,026

MANUFACTURING – 3.93%
3M Co.	143,000	12,757,030
AptarGroup Inc.	115,778	6,341,161
Carlisle Companies Inc.	96,635	4,824,019
Cooper Industries PLC	97,956	6,264,286
Crane Co.	84,119	4,079,772
Dover Corp.	71,550	4,503,357
Eaton Corp.	363,207	18,098,605
General Electric Co.	18,259,570	366,469,570
Harsco Corp.	127,570	2,992,792
Illinois Tool Works Inc.	51,034	2,915,062
Ingersoll-Rand PLC	111,644	4,616,479
ITT Corp.	158,647	3,639,362
Leggett & Platt Inc.	60,587	1,394,107
Parker Hannifin Corp.	152,897	12,927,441
Pentair Inc.	169,287	8,059,754
SPX Corp.	63,648	4,934,630
Textron Inc.	448,006	12,468,007
Trinity Industries Inc.	137,861	4,542,520

		481,827,954

MEDIA – 3.52%
CBS Corp. Class B NVS	974,780	33,054,790
Comcast Corp. Class A	2,678,002	80,366,840
DISH Network Corp. Class A	84,873	2,794,868
Gannett Co. Inc.	412,818	6,328,500
Liberty Media Corp. Series A(a)	200,622	17,684,829
McGraw-Hill Companies Inc. (The)	84,825	4,111,468
News Corp. Class A NVS	3,723,531	73,316,325
Nielsen Holdings NV(a)	19,130	576,578
Thomson Reuters Corp.	339,126	9,800,742
Time Warner Inc.	1,724,204	65,088,701
Walt Disney Co. (The)	3,081,335	134,900,846
Washington Post Co. (The) Class B	8,611	3,216,811

		431,241,298

METAL FABRICATE & HARDWARE – 0.01%
Timken Co. (The)	23,342	1,184,373

		1,184,373

MINING – 0.58%
Alcoa Inc.	1,823,462	18,271,089
Newmont Mining Corp.	835,916	42,857,413
Titanium Metals Corp.	68,244	925,389
Vulcan Materials Co.	222,240	9,496,315

		71,550,206

OFFICE & BUSINESS EQUIPMENT – 0.20%
Pitney Bowes Inc.(b)	314,875	5,535,502
Xerox Corp.	2,402,597	19,412,984

		24,948,486

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Value Index Fund

March 31, 2012

Security	Shares	Value
OIL & GAS – 10.21%
Anadarko Petroleum Corp.	727,006	56,953,650
Apache Corp.	470,738	47,280,925
Atwood Oceanics Inc.(a)(b)	69,573	3,123,132
Chesapeake Energy Corp.	1,134,920	26,296,096
Chevron Corp.	3,263,781	350,007,874
Cimarex Energy Co.	108,897	8,218,457
Cobalt International Energy Inc.(a)(b)	13,930	418,318
ConocoPhillips	2,285,925	173,753,159
Denbury Resources Inc.(a)	114,363	2,084,837
Devon Energy Corp.	729,091	51,852,952
Diamond Offshore Drilling Inc.	62,695	4,184,891
Energen Corp.	123,944	6,091,848
EQT Corp.	140,172	6,757,692
EXCO Resources Inc.(b)	21,404	141,908
Exxon Mobil Corp.	2,222,052	192,718,570
Forest Oil Corp.(a)(b)	41,463	502,532
Helmerich & Payne Inc.	11,880	640,926
Hess Corp.	523,108	30,837,217
Kosmos Energy Ltd.(a)(b)	9,004	119,213
Laredo Petroleum Holdings Inc.(a)	12,240	286,906
Marathon Oil Corp.	1,227,550	38,913,335
Marathon Petroleum Corp.	614,436	26,641,945
Murphy Oil Corp.	283,208	15,936,114
Nabors Industries Ltd.(a)	494,739	8,652,985
Newfield Exploration Co.(a)	97,724	3,389,068
Noble Energy Inc.	243,344	23,794,176
Occidental Petroleum Corp.	996,398	94,886,982
Patterson-UTI Energy Inc.	236,679	4,092,180
Pioneer Natural Resources Co.	40,024	4,466,278
Plains Exploration & Production Co.(a)(b)	220,695	9,412,642
QEP Resources Inc.	64,781	1,975,820
Quicksilver Resources Inc.(a)(b)	187,563	945,317
Rowan Companies Inc.(a)(b)	183,017	6,026,750
SM Energy Co.	20,815	1,473,078
Sunoco Inc.	185,606	7,080,869
Tesoro Corp.(a)(b)	247,299	6,637,505
Unit Corp.(a)(b)	72,610	3,104,804
Valero Energy Corp.	984,240	25,363,865
WPX Energy Inc.(a)	338,433	6,095,178

		1,251,159,994

OIL & GAS SERVICES – 0.71%
Baker Hughes Inc.	452,006	18,957,131
Cameron International Corp.(a)	111,004	5,864,341
National Oilwell Varco Inc.	729,002	57,933,789
Oil States International Inc.(a)(b)	13,930	1,087,376
SEACOR Holdings Inc.(a)	37,251	3,567,901

		87,410,538

PACKAGING & CONTAINERS – 0.23%
Bemis Co. Inc.	181,549	5,862,217
Greif Inc. Class A	65,680	3,672,825
Owens-Illinois Inc.(a)	282,388	6,590,936
Packaging Corp. of America	16,747	495,544
Sealed Air Corp.	329,719	6,366,874
Sonoco Products Co.	171,005	5,677,366

		28,665,762

Security	Shares	Value
PHARMACEUTICALS – 8.09%
Abbott Laboratories	163,118	9,997,502
Bristol-Myers Squibb Co.	2,937,024	99,124,560
Cardinal Health Inc.	301,912	13,015,426
DENTSPLY International Inc.	143,039	5,740,155
Eli Lilly and Co.	1,179,062	47,480,827
Forest Laboratories Inc.(a)	459,959	15,955,978
Johnson & Johnson	3,756,652	247,788,766
Mead Johnson Nutrition Co. Class A	286,486	23,629,365
Merck & Co. Inc.	5,314,114	204,061,978
Mylan Inc.(a)	71,060	1,666,357
Omnicare Inc.	199,726	7,104,254
Patterson Companies Inc.	97,118	3,243,741
Pfizer Inc.	13,603,430	308,253,724
VCA Antech Inc.(a)(b)	148,678	3,450,816
Warner Chilcott PLC Class A(a)	25,509	428,806
Watson Pharmaceuticals Inc.(a)	12,352	828,325

		991,770,580

PIPELINES – 0.71%
El Paso Corp.	77,282	2,283,683
Kinder Morgan Inc.(b)	93,146	3,600,093
ONEOK Inc.	170,558	13,927,766
Spectra Energy Corp.	1,120,439	35,349,851
Williams Companies Inc. (The)	1,014,494	31,256,560

		86,417,953

REAL ESTATE – 0.08%
Forest City Enterprises Inc. Class A(a)	234,418	3,670,986
Howard Hughes Corp. (The)(a)(b)	36,537	2,333,618
Jones Lang LaSalle Inc.	16,531	1,377,198
St. Joe Co. (The)(a)(b)	110,888	2,107,981

		9,489,783

REAL ESTATE INVESTMENT TRUSTS – 3.53%
Alexandria Real Estate Equities Inc.	105,974	7,749,879
American Capital Agency Corp.	516,383	15,253,954
Annaly Capital Management Inc.(b)	1,641,351	25,966,173
Apartment Investment and Management Co. Class A	65,579	1,731,941
AvalonBay Communities Inc.	161,332	22,804,278
Boston Properties Inc.	44,798	4,703,342
Brandywine Realty Trust(b)	230,572	2,646,967
BRE Properties Inc. Class A	128,404	6,490,822
Camden Property Trust	37,803	2,485,547
Chimera Investment Corp.	1,762,986	4,989,250
CommonWealth REIT	142,690	2,656,888
Corporate Office Properties Trust	83,000	1,926,430
DDR Corp.(b)	372,785	5,442,661
Douglas Emmett Inc.(b)	238,588	5,442,192
Duke Realty Corp.	433,550	6,217,107
Equity Residential	471,263	29,510,489
Essex Property Trust Inc.	26,431	4,004,561
Federal Realty Investment Trust	26,337	2,549,158
General Growth Properties Inc.(b)	970,287	16,485,176
HCP Inc.	700,524	27,642,677
Health Care REIT Inc.	366,911	20,165,429
Hospitality Properties Trust	212,028	5,612,381
Host Hotels & Resorts Inc.(b)	1,176,602	19,319,805
Kimco Realty Corp.	699,894	13,479,958

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iShares® Russell 1000 Value Index Fund

March 31, 2012

Security	Shares	Value
Liberty Property Trust(b)	198,076	7,075,275
Macerich Co. (The)	144,387	8,338,349
Mack-Cali Realty Corp.	149,496	4,308,475
Piedmont Office Realty Trust Inc. Class A	296,414	5,261,348
Plum Creek Timber Co. Inc.(b)	110,554	4,594,624
Prologis Inc.	791,848	28,522,365
Public Storage	13,877	1,917,385
Realty Income Corp.(b)	227,257	8,801,664
Regency Centers Corp.	154,615	6,877,275
Rouse Properties Inc.(a)(b)	36,193	490,053
Senior Housing Properties Trust	280,660	6,188,553
Simon Property Group Inc.	92,880	13,530,758
SL Green Realty Corp.	153,012	11,866,081
Taubman Centers Inc.	95,738	6,984,087
UDR Inc.	345,918	9,239,470
Ventas Inc.	171,055	9,767,240
Vornado Realty Trust	283,083	23,835,589
Weingarten Realty Investors(b)	207,392	5,481,371
Weyerhaeuser Co.	661,353	14,496,858

		432,853,885

RETAIL – 4.07%
Abercrombie & Fitch Co. Class A	20,940	1,038,833
American Eagle Outfitters Inc.	334,775	5,754,782
AutoNation Inc.(a)(b)	31,936	1,095,724
Best Buy Co. Inc.	504,783	11,953,262
Big Lots Inc.(a)	73,359	3,155,904
Brinker International Inc.	11,268	310,433
CarMax Inc.(a)(b)	322,517	11,175,214
Chico’s FAS Inc.	100,283	1,514,273
CVS Caremark Corp.	2,334,394	104,580,851
Dillard’s Inc. Class A(b)	53,079	3,345,039
DSW Inc. Class A	2,692	147,441
Dunkin’ Brands Group Inc.	5,909	177,920
Foot Locker Inc.	266,275	8,267,839
GameStop Corp. Class A(b)	243,155	5,310,505
Gap Inc. (The)	605,704	15,833,103
Home Depot Inc. (The)	1,093,345	55,006,187
J.C. Penney Co. Inc.	284,232	10,070,340
Kohl’s Corp.	66,586	3,331,298
Lowe’s Companies Inc.	2,242,422	70,367,202
Macy’s Inc.	640,186	25,434,590
Michael Kors Holdings Ltd.(a)	19,350	901,517
Orchard Supply Hardware Stores Corp. Class A(a)(b)	2,988	61,702
PVH Corp.	87,440	7,811,015
RadioShack Corp.(b)	171,631	1,067,545
Sally Beauty Holdings Inc.(a)(b)	11,965	296,732
Sears Holdings Corp.(a)(b)	66,458	4,402,843
Signet Jewelers Ltd.	149,383	7,062,828
Staples Inc.	1,223,606	19,797,945
Target Corp.	1,124,129	65,502,997
Wal-Mart Stores Inc.	734,096	44,926,675
Walgreen Co.	88,107	2,950,703
Wendy’s Co. (The)	518,232	2,596,342
Williams-Sonoma Inc.	86,423	3,239,134

		498,488,718

SAVINGS & LOANS – 0.31%
BankUnited Inc.	57,512	1,437,800
Capitol Federal Financial Inc.	287,679	3,411,873
First Niagara Financial Group Inc.	598,951	5,893,678

Security	Shares	Value
Hudson City Bancorp Inc.	731,399	5,346,527
New York Community Bancorp Inc.	757,803	10,541,040
People’s United Financial Inc.	526,622	6,972,475
TFS Financial Corp.(a)	136,095	1,292,902
Washington Federal Inc.	192,356	3,235,428

		38,131,723

SEMICONDUCTORS – 2.92%
Applied Materials Inc.	2,131,665	26,517,913
Atmel Corp.(a)	50,061	493,601
Cree Inc.(a)(b)	176,917	5,595,885
Fairchild Semiconductor International Inc.(a)(b)	219,605	3,228,193
Freescale Semiconductor Holdings I Ltd.(a)(b)	28,065	431,920
Intel Corp.	8,601,163	241,778,692
International Rectifier Corp.(a)(b)	121,008	2,791,655
Intersil Corp. Class A	107,456	1,203,507
KLA-Tencor Corp.	65,561	3,567,830
LSI Corp.(a)	689,746	5,986,995
Marvell Technology Group Ltd.(a)	874,441	13,754,957
MEMC Electronic Materials Inc.(a)(b)	160,169	578,210
Micron Technology Inc.(a)	1,484,009	12,020,473
Novellus Systems Inc.(a)	120,049	5,991,646
PMC-Sierra Inc.(a)	374,942	2,710,831
QLogic Corp.(a)	32,948	585,156
Silicon Laboratories Inc.(a)(b)	7,811	335,873
Teradyne Inc.(a)(b)	319,757	5,400,696
Texas Instruments Inc.	731,651	24,590,790

		357,564,823

SHIPBUILDING – 0.03%
Huntington Ingalls Industries Inc.(a)(b)	84,464	3,398,831

		3,398,831

SOFTWARE – 0.40%
Activision Blizzard Inc.	728,255	9,336,229
Akamai Technologies Inc.(a)	28,728	1,054,318
Allscripts Healthcare Solutions Inc.(a)	63,115	1,047,709
Broadridge Financial Solutions Inc.	11,765	281,301
CA Inc.	659,648	18,179,899
Compuware Corp.(a)(b)	99,697	916,215
Fidelity National Information Services Inc.	427,680	14,164,762
Fiserv Inc.(a)	49,155	3,410,865

		48,391,298

TELECOMMUNICATIONS – 6.87%
Amdocs Ltd.(a)	300,256	9,482,084
AT&T Inc.	10,195,966	318,420,018
CenturyLink Inc.	1,054,498	40,756,348
Cisco Systems Inc.	9,469,554	200,281,067
Clearwire Corp. Class A(a)(b)	41,781	95,261
Corning Inc.	2,706,180	38,103,014
EchoStar Corp. Class A(a)	65,056	1,830,676
Frontier Communications Corp.(b)	1,728,369	7,207,299
Harris Corp.	149,255	6,728,415
Level 3 Communications Inc.(a)(b)	234,312	6,028,848
Motorola Mobility Holdings Inc.(a)	448,391	17,594,863
Motorola Solutions Inc.	444,948	22,616,707
NII Holdings Inc.(a)(b)	36,211	663,023
Sprint Nextel Corp.(a)	5,150,669	14,679,407

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 1000 Value Index Fund

March 31, 2012

Security	Shares	Value
Telephone & Data Systems Inc.	168,156	3,892,811
Tellabs Inc.	630,735	2,554,477
tw telecom inc.(a)(b)	37,380	828,341
United States Cellular Corp.(a)(b)	24,777	1,014,123
Verizon Communications Inc.	3,769,905	144,123,468
Windstream Corp.	417,836	4,892,859

		841,793,109

TEXTILES – 0.12%
Cintas Corp.	194,212	7,597,573
Mohawk Industries Inc.(a)(b)	97,449	6,481,333

		14,078,906

TOYS, GAMES & HOBBIES – 0.04%
Mattel Inc.	153,980	5,182,967

		5,182,967

TRANSPORTATION – 1.50%
Alexander & Baldwin Inc.	72,054	3,491,017
Con-way Inc.	86,954	2,835,570
FedEx Corp.	512,686	47,146,605
Kansas City Southern Industries Inc.(a)(b)	47,104	3,376,886
Kirby Corp.(a)(b)	26,730	1,758,567
Norfolk Southern Corp.	569,004	37,457,533
Ryder System Inc.	88,178	4,655,798
Teekay Corp.	71,060	2,469,335
Tidewater Inc.	83,472	4,509,157
Union Pacific Corp.	706,939	75,981,804
UTi Worldwide Inc.	16,970	292,393

		183,974,665

TRUCKING & LEASING – 0.03%
GATX Corp.	79,753	3,214,046

		3,214,046

WATER – 0.12%
American Water Works Co. Inc.	301,496	10,259,909
Aqua America Inc.	212,921	4,746,009

		15,005,918

TOTAL COMMON STOCKS (Cost: $11,895,529,142)		12,236,449,320

SHORT-TERM INVESTMENTS – 2.67%

MONEY MARKET FUNDS – 2.67%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25%(c)(d)(e)	286,350,207	286,350,207
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%(c)(d)(e)	22,189,881	22,189,881

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%(c)(d)	19,166,097	19,166,097

		327,706,185

TOTAL SHORT-TERM INVESTMENTS
(Cost: $327,706,185)		327,706,185

TOTAL INVESTMENTS IN SECURITIES – 102.50% (Cost: $12,223,235,327)		12,564,155,505

Other Assets, Less Liabilities – (2.50)%		(306,686,422)

NET ASSETS – 100.00%		$12,257,469,083

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.79%

ADVERTISING – 0.07%
Harte-Hanks Inc.	530,607	$4,801,993
Marchex Inc. Class B	260,772	1,163,043
MDC Partners Inc.	306,884	3,412,550
Valuevision Media Inc. Class A(a)(b)	494,728	1,024,087

		10,401,673

AEROSPACE & DEFENSE – 1.45%
AAR Corp.	479,547	8,751,733
AeroVironment Inc.(a)(b)	205,236	5,502,377
Astronics Corp.(a)(b)	125,050	4,371,748
Cubic Corp.	190,295	8,997,148
Curtiss-Wright Corp.	561,494	20,780,893
Ducommun Inc.(a)	125,039	1,487,964
Esterline Technologies Corp.(a)	368,630	26,342,300
GenCorp Inc.(a)	713,506	5,065,893
HEICO Corp.(b)	504,574	26,030,973
Kaman Corp.	318,230	10,803,908
Kratos Defense & Security Solutions Inc.(a)(b)	379,981	2,029,098
LMI Aerospace Inc.(a)(b)	112,963	2,055,927
Moog Inc. Class A(a)	549,337	23,561,064
National Presto Industries Inc.(b)	57,672	4,374,998
Orbital Sciences Corp.(a)	705,132	9,272,486
Teledyne Technologies Inc.(a)(b)	444,249	28,009,899
Triumph Group Inc.	454,917	28,505,099

		215,943,508

AGRICULTURE – 0.36%
Alico Inc.	41,736	964,519
Alliance One International Inc.(a)(b)	1,041,451	3,926,270
Andersons Inc. (The)	225,471	10,978,183
Cadiz Inc.(a)(b)	145,175	1,335,610
Griffin Land & Nurseries Inc.	29,556	780,574
Limoneira Co.(b)	93,794	1,584,181
MGP Ingredients Inc.	142,026	764,100
Star Scientific Inc.(a)(b)	1,304,747	4,279,570
Tejon Ranch Co.(a)(b)	170,536	4,884,151
Universal Corp.	281,193	13,103,594
Vector Group Ltd.(b)	583,298	10,336,040

		52,936,792

AIRLINES – 0.59%
Alaska Air Group Inc.(a)	866,731	31,046,304
Allegiant Travel Co.(a)(b)	178,668	9,737,406
Hawaiian Holdings Inc.(a)(b)	612,701	3,204,426
JetBlue Airways Corp.(a)(b)	2,978,455	14,564,645
Republic Airways Holdings Inc.(a)(b)	588,342	2,906,409
SkyWest Inc.	642,197	7,096,277
Spirit Airlines Inc.(a)	189,940	3,812,096
US Airways Group Inc.(a)(b)	1,959,601	14,873,372

		87,240,935

Security	Shares	Value
APPAREL – 1.41%
Carter’s Inc.(a)	594,548	29,590,654
Cherokee Inc.	99,569	1,134,091
Columbia Sportswear Co.	145,786	6,917,546
Crocs Inc.(a)	1,091,771	22,839,849
Delta Apparel Inc.(a)(b)	82,785	1,360,158
G-III Apparel Group Ltd.(a)(b)	201,415	5,724,214
Iconix Brand Group Inc.(a)(b)	882,296	15,334,304
Jones Group Inc. (The)	979,672	12,304,680
K-Swiss Inc. Class A(a)(b)	311,776	1,278,282
Maidenform Brands Inc.(a)(b)	284,087	6,394,798
Oxford Industries Inc.	156,067	7,931,325
Perry Ellis International Inc.(a)	145,983	2,725,503
Quiksilver Inc.(a)	1,560,124	6,302,901
R.G. Barry Corp.	107,869	1,316,002
SKECHERS U.S.A. Inc. Class A(a)(b)	449,460	5,717,131
Steven Madden Ltd.(a)	456,739	19,525,592
True Religion Apparel Inc.(a)	312,354	8,558,500
Unifi Inc.(a)	164,077	1,584,984
Warnaco Group Inc. (The)(a)	489,647	28,595,385
Weyco Group Inc.	87,836	2,081,713
Wolverine World Wide Inc.	600,345	22,320,827

		209,538,439

AUTO MANUFACTURERS – 0.06%
Wabash National Corp.(a)(b)	825,013	8,538,885

		8,538,885

AUTO PARTS & EQUIPMENT – 1.01%
Accuride Corp.(a)(b)	483,715	4,203,483
American Axle & Manufacturing Holdings Inc.(a)	803,461	9,408,528
Amerigon Inc.(a)(b)	357,099	5,777,862
Commercial Vehicle Group Inc.(a)(b)	345,136	4,214,111
Cooper Tire & Rubber Co.	748,955	11,399,095
Dana Holding Corp.(b)	1,769,146	27,421,763
Dorman Products Inc.(a)(b)	130,804	6,618,682
Douglas Dynamics Inc.	227,824	3,132,580
Exide Technologies Inc.(a)(b)	927,368	2,902,662
Fuel Systems Solutions Inc.(a)(b)	199,893	5,229,201
Meritor Inc.(a)	1,143,396	9,227,206
Miller Industries Inc.	133,193	2,253,626
Modine Manufacturing Co.(a)	557,701	4,924,500
Motorcar Parts of America Inc.(a)(b)	142,110	1,367,098
Spartan Motors Inc.	410,292	2,170,445
Standard Motor Products Inc.	238,164	4,225,029
Superior Industries International Inc.	282,433	5,518,741
Tenneco Inc.(a)(b)	731,290	27,167,424
Titan International Inc.(b)	507,705	12,007,223
Tower International Inc.(a)(b)	79,158	964,144

		150,133,403

BANKS – 6.38%
1st Source Corp.	183,625	4,493,304
1st United Bancorp Inc.(a)(b)	334,430	2,023,302
Alliance Financial Corp.	57,753	1,750,493
Ameris Bancorp(a)(b)	289,831	3,808,379
Ames National Corp.	102,171	2,431,670
Arrow Financial Corp.	123,681	3,017,816
BancFirst Corp.	82,044	3,573,837

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
Banco Latinoamericano de Comercio Exterior SA Class E	334,658	7,064,630
Bancorp Inc. (The)(a)	357,826	3,592,573
BancorpSouth Inc.	1,142,346	15,387,401
Bank of Kentucky Financial Corp.	71,401	1,837,148
Bank of Marin Bancorp	63,491	2,413,293
Bank of the Ozarks Inc.	340,725	10,651,063
Banner Corp.	213,530	4,704,066
BBCN Bancorp Inc.(a)	893,958	9,949,753
Boston Private Financial Holdings Inc.	926,958	9,186,154
Bridge Bancorp Inc.	83,784	1,756,950
Bridge Capital Holdings(a)(b)	107,253	1,443,625
Bryn Mawr Bank Corp.	138,613	3,110,476
Camden National Corp.	91,961	3,232,429
Capital Bank Corp.(a)(b)	165,128	369,887
Capital City Bank Group Inc.	137,593	1,025,068
Cardinal Financial Corp.	352,451	3,982,696
Cascade Bancorp(a)(b)	70,695	401,548
Cass Information Systems Inc.	112,431	4,491,618
Cathay General Bancorp	951,183	16,835,939
Center Bancorp Inc.	151,138	1,515,914
CenterState Banks Inc.	367,418	2,998,131
Central Pacific Financial Corp.(a)	182,964	2,369,384
Century Bancorp Inc. Class A	40,474	1,104,940
Chemical Financial Corp.	331,278	7,765,156
Citizens & Northern Corp.	149,162	2,983,240
City Holding Co.	183,164	6,359,454
CNB Financial Corp.	151,492	2,531,431
CoBiz Financial Inc.	421,446	2,979,623
Columbia Banking System Inc.	478,441	10,898,886
Community Bank System Inc.	470,063	13,528,413
Community Trust Bancorp Inc.	166,042	5,324,967
CVB Financial Corp.	1,078,974	12,667,155
Eagle Bancorp Inc.(a)(b)	203,908	3,413,420
Encore Bancshares Inc.(a)	100,983	2,057,024
Enterprise Bancorp Inc.	67,575	1,110,933
Enterprise Financial Services Corp.	188,360	2,211,346
F.N.B. Corp.	1,643,776	19,856,814
Financial Institutions Inc.	168,516	2,724,904
First Bancorp (North Carolina)	184,677	2,018,520
First Bancorp Inc. (Maine)	105,572	1,565,633
First Busey Corp.	922,656	4,557,921
First Commonwealth Financial Corp.	1,264,937	7,741,414
First Community Bancshares Inc.	188,764	2,521,887
First Connecticut Bancorp Inc.	214,397	2,827,896
First Financial Bancorp	703,903	12,177,522
First Financial Bankshares Inc.(b)	379,170	13,350,576
First Financial Corp.	134,777	4,279,170
First Interstate BancSystem Inc.	193,090	2,822,976
First Merchants Corp.	313,996	3,874,711
First Midwest Bancorp Inc.	898,063	10,758,795
First of Long Island Corp. (The)	92,407	2,448,786
FirstMerit Corp.	1,321,432	22,279,344
Franklin Financial Corp.(a)(b)	170,680	2,292,232
German American Bancorp Inc.	153,701	2,986,410
Glacier Bancorp Inc.	869,538	12,990,898
Great Southern Bancorp Inc.(b)	124,254	2,982,096
Hampton Roads Bankshares Inc.(a)(b)	116,037	351,592
Hancock Holding Co.	922,989	32,775,339
Hanmi Financial Corp.(a)	385,419	3,900,440
Heartland Financial USA Inc.(b)	162,213	2,812,773
Heritage Commerce Corp.(a)(b)	260,389	1,674,301
Heritage Financial Corp.	191,881	2,609,582
Home Bancshares Inc.	271,137	7,214,956

Security	Shares	Value
Hudson Valley Holding Corp.	189,441	3,055,683
IBERIABANK Corp.	356,846	19,080,556
Independent Bank Corp. (Massachusetts)	257,705	7,403,865
International Bancshares Corp.	641,206	13,561,507
Lakeland Bancorp Inc.	277,439	2,732,778
Lakeland Financial Corp.	195,643	5,092,587
MainSource Financial Group Inc.	246,130	2,965,866
MB Financial Inc.	656,369	13,777,185
Merchants Bancshares Inc.	59,387	1,673,526
Metro Bancorp Inc.(a)(b)	166,210	1,942,995
MidSouth Bancorp Inc.	89,116	1,211,978
National Bankshares Inc.(b)	85,208	2,564,761
National Penn Bancshares Inc.	1,493,770	13,219,864
NBT Bancorp Inc.	414,805	9,158,894
Old National Bancorp	1,143,086	15,020,150
OmniAmerican Bancorp Inc.(a)(b)	135,873	2,630,501
Oriental Financial Group Inc.	500,662	6,058,010
Orrstown Financial Services Inc.	82,475	723,306
Pacific Capital Bancorp(a)	48,774	2,224,582
Pacific Continental Corp.	219,906	2,071,515
PacWest Bancorp	367,874	8,939,338
Park National Corp.(b)	156,074	10,795,639
Park Sterling Corp.(a)	388,163	1,863,182
Penns Woods Bancorp Inc.	45,965	1,879,049
Peoples Bancorp Inc.	127,232	2,231,649
Pinnacle Financial Partners Inc.(a)	414,547	7,606,937
PrivateBancorp Inc.	728,785	11,055,668
Prosperity Bancshares Inc.	567,126	25,974,371
Renasant Corp.	302,793	4,929,470
Republic Bancorp Inc. Class A	120,900	2,891,928
S&T Bancorp Inc.	340,448	7,384,317
S.Y. Bancorp Inc.	146,778	3,405,250
Sandy Spring Bancorp Inc.	290,734	5,282,637
SCBT Financial Corp.	168,563	5,513,696
Seacoast Banking Corp. of Florida(a)	903,149	1,589,542
Sierra Bancorp	139,023	1,366,596
Signature Bank(a)	557,244	35,128,662
Simmons First National Corp. Class A	208,441	5,384,031
Southside Bancshares Inc.	199,205	4,402,430
Southwest Bancorp Inc.(a)	231,496	2,134,393
State Bank Financial Corp.(a)(b)	384,856	6,738,829
Stellar One Corp.	280,087	3,324,633
Sterling Bancorp	376,362	3,609,312
Sterling Financial Corp.(a)	326,212	6,811,307
Suffolk Bancorp(a)	114,002	1,480,886
Sun Bancorp Inc. (New Jersey)(a)(b)	483,623	1,707,189
Susquehanna Bancshares Inc.	2,219,998	21,933,580
SVB Financial Group(a)(b)	518,743	33,375,925
Taylor Capital Group Inc.(a)(b)	185,355	2,659,844
Texas Capital Bancshares Inc.(a)	451,173	15,619,609
Tompkins Financial Corp.	98,572	3,948,794
TowneBank(b)	295,096	3,980,845
TriCo Bancshares	167,338	2,915,028
TrustCo Bank Corp. NY	1,125,946	6,429,152
Trustmark Corp.(b)	773,512	19,322,330
UMB Financial Corp.	386,925	17,309,090
Umpqua Holdings Corp.	1,386,307	18,798,323
Union First Market Bankshares Corp.	247,546	3,465,644
United Bankshares Inc.(b)	464,207	13,397,014
United Community Bank s Inc.(a)(b)	505,022	4,923,964
Univest Corp. of Pennsylvania	204,615	3,433,440
Virginia Commerce Bancorp Inc.(a)	286,699	2,517,217
Walker & Dunlop Inc.(a)(b)	131,180	1,652,868

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
Washington Banking Co.	188,602	2,604,594
Washington Trust Bancorp Inc.	172,875	4,173,202
Webster Financial Corp.	871,425	19,755,205
WesBanco Inc.	278,245	5,603,854
West Bancorporation Inc.	184,071	1,838,869
West Coast Bancorp(a)(b)	230,414	4,359,433
Westamerica Bancorp	349,318	16,767,264
Western Alliance Bancorp(a)	841,942	7,131,249
Wilshire Bancorp Inc.(a)	735,339	3,551,687
Wintrust Financial Corp.	421,686	15,092,142

		948,913,239

BEVERAGES – 0.23%
Boston Beer Co. Inc. (The) Class A(a)(b)	99,067	10,579,365
Central European Distribution Corp.(a)(b)	886,615	4,530,603
Coca-Cola Bottling Co. Consolidated	55,096	3,456,723
Craft Brew Alliance Inc.(a)(b)	123,015	942,295
Farmer Bros. Co.(a)	77,727	846,447
National Beverage Corp.(a)	132,524	2,125,685
Peet’s Coffee & Tea Inc.(a)(b)	154,846	11,412,150
Primo Water Corp.(a)(b)	176,317	343,818

		34,237,086

BIOTECHNOLOGY – 2.31%
Acorda Therapeutics Inc.(a)(b)	475,591	12,626,941
Aegerion Pharmaceuticals Inc.(a)	110,285	1,525,242
Affymax Inc.(a)(b)	431,835	5,069,743
Alnylam Pharmaceuticals Inc.(a)(b)	540,366	5,981,852
AMAG Pharmaceuticals Inc.(a)(b)	253,295	4,034,989
Arena Pharmaceuticals Inc.(a)(b)	2,040,128	6,263,193
ARIAD Pharmaceuticals Inc.(a)(b)	1,905,609	30,394,464
ArQule Inc.(a)	644,046	4,514,763
Astex Pharmaceuticals Inc.(a)	675,576	1,256,571
BioCryst Pharmaceuticals Inc.(a)(b)	358,504	1,731,574
BioSante Pharmaceuticals Inc.(a)(b)	1,374,577	934,712
Biotime Inc.(a)(b)	297,427	1,311,653
Cambrex Corp.(a)	359,525	2,513,080
Cell Therapeutics Inc.(a)(b)	2,741,613	3,564,097
Celldex Therapeutics Inc.(a)(b)	691,316	3,518,799
Ceres Inc.(a)	69,472	1,110,857
Chelsea Therapeutics International Ltd.(a)(b)	696,508	1,783,061
Cleveland Biolabs Inc.(a)(b)	340,444	837,492
Complete Genomics Inc.(a)(b)	117,221	330,563
Cubist Pharmaceuticals Inc.(a)(b)	761,307	32,926,528
Curis Inc.(a)(b)	928,368	4,474,734
Dynavax Technologies Corp.(a)(b)	1,849,680	9,359,381
Emergent BioSolutions Inc.(a)	296,135	4,738,160
Enzo Biochem Inc.(a)	481,232	1,294,514
Enzon Pharmaceuticals Inc.(a)(b)	448,445	3,067,364
Exact Sciences Corp.(a)(b)	681,375	7,604,145
Exelixis Inc.(a)(b)	1,790,813	9,276,411
Geron Corp.(a)(b)	1,532,414	2,589,780
GTx Inc.(a)(b)	266,599	1,026,406
Halozyme Therapeutics Inc.(a)	1,075,427	13,722,449
Harvard Bioscience Inc.(a)	268,776	1,053,602
ImmunoGen Inc.(a)(b)	905,206	13,025,914
Immunomedics Inc.(a)(b)	805,787	2,925,007
Incyte Corp.(a)(b)	1,068,624	20,624,443
Insmed Inc.(a)(b)	302,007	1,096,285
InterMune Inc.(a)(b)	651,884	9,563,138
Lexicon Pharmaceuticals Inc.(a)(b)	2,211,006	4,112,471

Security	Shares	Value
Ligand Pharmaceuticals Inc. Class B(a)(b)	240,275	3,832,386
Maxygen Inc.(a)	337,446	1,936,940
Medicines Co. (The)(a)	651,362	13,072,835
Momenta Pharmaceuticals Inc.(a)(b)	560,641	8,589,020
NewLink Genetics Corp.(a)(b)	85,620	783,423
Novavax Inc.(a)(b)	1,261,555	1,589,559
NPS Pharmaceuticals Inc.(a)(b)	1,046,114	7,155,420
Nymox Pharmaceutical Corp.(a)(b)	238,229	1,915,361
OncoGenex Pharmaceutical Inc.(a)	175,846	2,336,993
Oncothyreon Inc.(a)(b)	507,340	2,212,002
Pacific Biosciences of California Inc.(a)(b)	408,232	1,396,154
PDL BioPharma Inc.(b)	1,693,946	10,756,557
Peregrine Pharmaceuticals Inc.(a)(b)	1,244,079	671,927
PharmAthene Inc.(a)(b)	412,168	729,537
RTI Biologics Inc.(a)	655,024	2,423,589
Sangamo BioSciences Inc.(a)(b)	640,950	3,140,655
Seattle Genetics Inc.(a)(b)	1,167,039	23,784,255
Sequenom Inc.(a)(b)	1,393,180	5,670,243
Spectrum Pharmaceuticals Inc.(a)(b)	698,161	8,817,773
Sunesis Pharmaceuticals Inc.(a)(b)	335,882	963,981
Transcept Pharmaceuticals Inc.(a)(b)	62,001	652,251
Trius Therapeutics Inc.(a)(b)	126,493	676,738
Verastem Inc.(a)	76,469	835,806
Vical Inc.(a)(b)	1,019,578	3,466,565
ZIOPHARM Oncology Inc.(a)(b)	803,913	4,341,130

		343,535,478

BUILDING MATERIALS – 0.99%
AAON Inc.(b)	227,715	4,597,566
Apogee Enterprises Inc.	340,548	4,410,097
Broadwind Energy Inc.(a)(b)	1,665,045	782,738
Builders FirstSource Inc.(a)(b)	547,457	2,315,743
Comfort Systems USA Inc.	457,654	4,993,005
Drew Industries Inc.(a)	229,722	6,273,708
Eagle Materials Inc.	538,184	18,701,894
Gibraltar Industries Inc.(a)	367,604	5,569,200
Griffon Corp.(b)	575,574	6,158,642
Headwaters Inc.(a)	726,237	3,035,671
Interline Brands Inc.(a)	382,336	8,262,281
Louisiana-Pacific Corp.(a)(b)	1,596,192	14,924,395
LSI Industries Inc.	241,780	1,772,247
NCI Building Systems Inc.(a)	242,447	2,790,565
Quanex Building Products Corp.	461,201	8,130,974
Simpson Manufacturing Co. Inc.	503,086	16,224,523
Texas Industries Inc.(b)	276,573	9,682,821
Trex Co. Inc.(a)(b)	188,751	6,055,132
Universal Forest Products Inc.	235,482	8,119,419
USG Corp.(a)(b)	865,885	14,893,222

		147,693,843

CHEMICALS – 1.83%
A. Schulman Inc.	374,501	10,119,017
Aceto Corp.	326,742	3,100,782
American Vanguard Corp.	271,557	5,890,071
Balchem Corp.	350,017	10,588,014
Chemtura Corp.(a)	1,164,802	19,778,338
Codexis Inc.(a)(b)	303,782	1,108,804
Ferro Corp.(a)(b)	1,053,563	6,258,164
Georgia Gulf Corp.(a)(b)	410,893	14,331,948
H.B. Fuller Co.	597,879	19,628,368
Hawkins Inc.	105,460	3,923,112

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
Innophos Holdings Inc.	263,237	13,193,439
Innospec Inc.(a)	285,850	8,684,123
KMG Chemicals Inc.	84,867	1,531,849
Kraton Performance Polymers Inc.(a)(b)	385,602	10,245,445
Landec Corp.(a)	314,202	2,051,739
Minerals Technologies Inc.	220,281	14,408,580
NewMarket Corp.	108,929	20,413,295
Oil-Dri Corp. of America	60,246	1,282,637
Olin Corp.	963,111	20,947,664
OM Group Inc.(a)	374,316	10,297,433
OMNOVA Solutions Inc.(a)	552,284	3,727,917
PolyOne Corp.	1,128,060	16,244,064
Quaker Chemical Corp.	153,915	6,071,947
Sensient Technologies Corp.	605,539	23,010,482
Spartech Corp.(a)	383,362	1,870,807
Stepan Co.	97,719	8,579,728
TPC Group Inc.(a)	161,113	7,122,806
Zep Inc.	268,389	3,864,802
Zoltek Companies Inc.(a)(b)	336,360	3,807,595

		272,082,970

COAL – 0.24%
Cloud Peak Energy Inc.(a)	739,942	11,787,276
Hallador Energy Co.	52,681	465,700
James River Coal Co.(a)(b)	431,222	2,207,857
L&L Energy Inc.(a)(b)	286,571	702,099
Patriot Coal Corp.(a)(b)	1,097,762	6,850,035
SunCoke Energy Inc.(a)	852,414	12,112,803
Westmoreland Coal Co.(a)(b)	121,480	1,356,931

		35,482,701

COMMERCIAL SERVICES – 6.48%
ABM Industries Inc.	642,833	15,620,842
Acacia Research Corp.(a)	517,359	21,594,565
Accretive Health Inc.(a)(b)	486,008	9,705,580
Advance America Cash Advance Centers Inc.	666,366	6,990,179
Advisory Board Co. (The)(a)(b)	201,462	17,853,562
Albany Molecular Research Inc.(a)(b)	265,520	716,904
American Public Education Inc.(a)(b)	215,502	8,189,076
American Reprographics Co.(a)	453,493	2,444,327
AMN Healthcare Services Inc.(a)	483,217	2,928,295
Arbitron Inc.	329,359	12,179,696
Ascent Media Corp. Class A(a)	173,154	8,188,453
AVEO Pharmaceuticals Inc.(a)	376,669	4,674,462
Avis Budget Group Inc.(a)(b)	1,268,286	17,946,247
Barrett Business Services Inc.	91,333	1,811,133
Bridgepoint Education Inc.(a)(b)	215,611	5,336,372
Brink’s Co. (The)	566,130	13,513,523
Capella Education Co.(a)	165,851	5,962,343
Cardtronics Inc.(a)	522,439	13,714,024
CBIZ Inc.(a)(b)	477,827	3,019,867
CDI Corp.	156,019	2,797,421
Cenveo Inc.(a)(b)	675,987	2,284,836
Chemed Corp.	240,485	15,073,600
Consolidated Graphics Inc.(a)	102,494	4,637,854
Convergys Corp.(a)	1,272,500	16,987,875
Corinthian Colleges Inc.(a)	946,643	3,919,102
Corporate Executive Board Co. (The)	417,501	17,956,718
CorVel Corp.(a)	75,113	2,996,258
CoStar Group Inc.(a)(b)	305,864	21,119,909
CRA International Inc.(a)	132,973	3,353,579

Security	Shares	Value
Cross Country Healthcare Inc.(a)	345,758	1,732,248
Deluxe Corp.	621,972	14,566,584
DFC Global Corp.(a)(b)	524,184	9,891,352
Dollar Thrifty Automotive Group Inc.(a)(b)	349,918	28,311,865
Electro Rent Corp.	227,812	4,194,019
Essex Rental Corp.(a)	202,344	772,954
Euronet Worldwide Inc.(a)(b)	619,092	12,932,832
ExamWorks Group Inc.(a)(b)	330,967	4,110,610
ExlService Holdings Inc.(a)(b)	206,281	5,660,351
Forrester Research Inc.	176,827	5,729,195
Franklin Covey Co.(a)	166,462	1,566,407
FTI Consulting Inc.(a)(b)	508,660	19,084,923
GEO Group Inc. (The)(a)	740,120	14,069,681
Global Cash Access Inc.(a)	700,397	5,463,097
Grand Canyon Education Inc.(a)(b)	344,601	6,120,114
Great Lakes Dredge & Dock Corp.	714,172	5,156,322
H&E Equipment Services Inc.(a)	345,956	6,545,488
Hackett Group Inc. (The)(a)(b)	362,500	2,164,125
Healthcare Services Group Inc.	802,889	17,077,449
Heartland Payment Systems Inc.	466,253	13,446,737
Heidrick & Struggles International Inc.	215,581	4,749,249
Hill International Inc.(a)	308,995	1,214,350
HMS Holdings Corp.(a)	1,025,396	32,002,609
Hudson Highland Group Inc.(a)	403,166	2,169,033
Huron Consulting Group Inc.(a)(b)	268,469	10,083,696
ICF International Inc.(a)(b)	238,786	6,058,001
Insperity Inc.	275,737	8,448,582
Intersections Inc.	120,118	1,535,108
K12 Inc.(a)(b)	315,474	7,454,651
Kelly Services Inc. Class A(b)	322,936	5,163,747
Kenexa Corp.(a)(b)	318,444	9,948,191
Kforce Inc.(a)	362,062	5,394,724
Korn/Ferry International(a)	569,022	9,531,118
Landauer Inc.	113,389	6,011,885
Lincoln Educational Services Corp.	278,306	2,201,400
Live Nation Entertainment Inc.(a)	1,703,278	16,010,813
Mac-Gray Corp.	145,676	2,204,078
Matthews International Corp. Class A(b)	358,094	11,330,094
MAXIMUS Inc.	418,982	17,039,998
McGrath RentCorp	294,659	9,461,500
Medifast Inc.(a)(b)	167,934	2,932,128
MoneyGram International Inc.(a)	127,591	2,296,638
Monro Muffler Brake Inc.	368,779	15,300,641
Multi-Color Corp.	137,987	3,106,087
National American University Holdings Inc.	104,628	659,156
National Research Corp.	21,550	925,357
Navigant Consulting Inc.(a)(b)	626,672	8,717,008
Odyssey Marine Exploration Inc.(a)(b)	867,371	2,688,850
On Assignment Inc.(a)	448,486	7,835,050
PAREXEL International Corp.(a)	712,117	19,205,795
Pendrell Corp.(a)(b)	1,845,888	4,817,768
PHH Corp.(a)(b)	682,616	10,560,070
PRGX Global Inc.(a)(b)	228,923	1,439,926
Providence Service Corp. (The)(a)	158,869	2,464,058
Quad Graphics Inc.(b)	304,832	4,237,165
Rent-A-Center Inc.	710,688	26,828,472
Resources Connection Inc.	518,630	7,286,751
Rollins Inc.	768,585	16,355,489
RPX Corp.(a)(b)	121,090	2,053,686
RSC Holdings Inc.(a)	819,464	18,511,692
ServiceSource International Inc.(a)(b)	128,863	1,994,799
Sotheby’s	817,052	32,142,826
Standard Parking Corp.(a)(b)	192,354	3,943,257

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
Steiner Leisure Ltd.(a)(b)	182,522	8,912,549
Stewart Enterprises Inc. Class A	905,634	5,497,198
Strayer Education Inc.(b)	147,682	13,923,459
Swisher Hygiene Inc.(a)(b)	1,021,948	2,513,992
Team Health Holdings Inc.(a)(b)	322,596	6,632,574
Team Inc.(a)(b)	235,738	7,296,091
TeleTech Holdings Inc.(a)	304,585	4,903,818
TMS International Corp.(a)(b)	159,221	1,926,574
TNS Inc.(a)	305,970	6,648,728
Transcend Services Inc.(a)(b)	105,583	3,098,861
TrueBlue Inc.(a)	485,796	8,686,032
United Rentals Inc.(a)(b)	756,018	32,425,612
Universal Technical Institute Inc.	270,625	3,569,544
Valassis Communications Inc.(a)(b)	540,460	12,430,580
Viad Corp.	244,316	4,747,060
Wright Express Corp.(a)(b)	467,150	30,238,619
Zillow Inc.(a)	48,618	1,730,315
Zipcar Inc.(a)(b)	120,834	1,789,552

		963,399,609

COMPUTERS – 2.10%
3D Systems Corp.(a)(b)	507,000	11,934,780
Agilysys Inc.(a)	206,478	1,856,237
CACI International Inc. Class A(a)(b)	319,415	19,896,360
Carbonite Inc.(a)(b)	84,974	935,564
CIBER Inc.(a)	778,932	3,302,672
Computer Task Group Inc.(a)(b)	186,085	2,850,822
Cray Inc.(a)(b)	442,158	3,236,597
Digimarc Corp.(a)(b)	77,480	2,164,791
Dot Hill Systems Corp.(a)	666,986	1,007,149
Dynamics Research Corp.(a)(b)	106,124	1,023,035
Echelon Corp.(a)(b)	428,108	1,896,518
Electronics For Imaging Inc.(a)	565,821	9,403,945
iGATE Corp.(a)	374,393	6,274,827
Imation Corp.(a)	363,656	2,251,031
Immersion Corp.(a)	353,740	1,931,420
Insight Enterprises Inc.(a)(b)	530,762	11,639,611
j2 Global Inc.	555,219	15,923,681
Jack Henry & Associates Inc.	1,044,196	35,627,967
Keyw Holding Corp. (The)(a)(b)	225,516	1,747,749
LivePerson Inc.(a)(b)	635,591	10,658,861
Manhattan Associates Inc.(a)	247,183	11,748,608
Maxwell Technologies Inc.(a)(b)	340,388	6,239,312
Mentor Graphics Corp.(a)	1,164,183	17,299,759
Mercury Computer Systems Inc.(a)	367,950	4,875,337
MTS Systems Corp.	188,805	10,023,657
NCI Inc. Class A(a)(b)	79,984	511,098
NetScout Systems Inc.(a)	450,981	9,172,954
OCZ Technology Group Inc.(a)(b)	788,915	5,506,627
Quantum Corp.(a)(b)	2,710,161	7,100,622
RadiSys Corp.(a)	232,929	1,723,675
RealD Inc.(a)	493,709	6,665,071
Rimage Corp.	114,071	1,141,851
Silicon Graphics International Corp.(a)(b)	374,638	3,626,496
Spansion Inc. Class A(a)(b)	612,032	7,454,550
STEC Inc.(a)(b)	449,574	4,243,979
Stratasys Inc.(a)(b)	256,737	9,376,035
Stream Global Services Inc.(a)(b)	108,231	356,080
Super Micro Computer Inc.(a)(b)	339,982	5,936,086
Sykes Enterprises Inc.(a)	480,274	7,588,329
Synaptics Inc.(a)(b)	390,030	14,239,995
Syntel Inc.	186,488	10,443,328

Security	Shares	Value
Unisys Corp.(a)(b)	521,608	10,286,110
Virtusa Corp.(a)(b)	184,501	3,186,332
Wave Systems Corp. Class A(a)(b)	1,010,433	1,879,405
Xyratex Ltd.	340,412	5,415,955

		311,604,868

COSMETICS & PERSONAL CARE – 0.11%
Elizabeth Arden Inc.(a)	295,132	10,323,717
Inter Parfums Inc.	193,001	3,028,186
Revlon Inc. Class A(a)(b)	129,216	2,228,976

		15,580,879

DISTRIBUTION & WHOLESALE – 1.01%
Beacon Roofing Supply Inc.(a)(b)	555,575	14,311,612
Brightpoint Inc.(a)	825,403	6,644,494
Core-Mark Holding Co. Inc.	138,549	5,672,196
Houston Wire & Cable Co.	217,174	3,016,547
MWI Veterinary Supply Inc.(a)(b)	151,527	13,334,376
Owens & Minor Inc.	771,055	23,447,783
Pool Corp.	582,514	21,797,674
Rentrak Corp.(a)(b)	117,275	2,662,142
ScanSource Inc.(a)	325,456	12,146,018
School Specialty Inc.(a)(b)	192,282	680,678
Titan Machinery Inc.(a)(b)	186,032	5,246,102
United Stationers Inc.	515,027	15,981,288
Watsco Inc.	340,169	25,186,113

		150,127,023

DIVERSIFIED FINANCIAL SERVICES – 1.89%
Aircastle Ltd.(b)	665,205	8,142,109
Apollo Residential Mortgage Inc.	119,526	2,196,888
Artio Global Investors Inc. Class A	379,315	1,809,333
BGC Partners Inc. Class A	918,836	6,790,198
Calamos Asset Management Inc. Class A	232,216	3,044,352
California First National Bancorp	23,832	365,583
CIFC Corp.(a)	139,896	867,355
Cohen & Steers Inc.(b)	213,815	6,820,698
Cowen Group Inc. Class A(a)	825,883	2,238,143
Credit Acceptance Corp.(a)(b)	80,965	8,178,275
Diamond Hill Investment Group Inc.	31,466	2,317,471
Doral Financial Corp.(a)	1,566,051	2,411,719
Duff & Phelps Corp. Class A	366,924	5,701,999
Edelman Financial Group Inc.	242,819	1,605,034
Ellie Mae Inc.(a)(b)	99,598	1,111,514
Encore Capital Group Inc.(a)	194,481	4,385,547
Epoch Holding Corp.	178,872	4,271,463
Evercore Partners Inc. Class A	253,423	7,367,007
FBR & Co.(a)	538,132	1,382,999
Federal Agricultural Mortgage Corp. Class C NVS	117,119	2,658,601
Financial Engines Inc.(a)(b)	462,463	10,340,673
First Marblehead Corp. (The)(a)(b)	656,384	800,788
FX Alliance Inc.(a)	72,250	1,132,880
FXCM Inc.(b)	208,114	2,703,401
GAIN Capital Holdings Inc.	90,331	453,462
GAMCO Investors Inc. Class A	82,992	4,117,233
GFI Group Inc.	857,359	3,223,670
Gleacher & Co. Inc.(a)(b)	918,029	1,248,519
Higher One Holdings Inc.(a)(b)	371,276	5,550,576
Imperial Holdings Inc.(a)	208,037	555,459
INTL FCStone Inc.(a)	161,103	3,399,273

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
Investment Technology Group Inc.(a)	473,223	5,659,747
JMP Group Inc.	189,661	1,399,698
KBW Inc.	399,696	7,394,376
Knight Capital Group Inc. Class A(a)(b)	1,213,939	15,623,395
Ladenburg Thalmann Financial Services Inc.(a)(b)	1,295,111	2,305,298
Manning & Napier Inc.(a)	153,788	2,260,684
MarketAxess Holdings Inc.	347,135	12,944,664
Marlin Business Services Corp.	107,690	1,621,811
Medley Capital Corp.	138,814	1,564,434
National Financial Partners Corp.(a)(b)	500,877	7,583,278
Nelnet Inc. Class A	313,584	8,124,961
Netspend Holdings Inc.(a)(b)	313,914	2,435,973
NewStar Financial Inc.(a)(b)	333,191	3,705,084
Nicholas Financial Inc.	120,675	1,591,703
Ocwen Financial Corp.(a)	1,158,626	18,109,324
Oppenheimer Holdings Inc. Class A	127,417	2,210,685
Piper Jaffray Companies Inc.(a)	191,291	5,092,166
Portfolio Recovery Associates Inc.(a)	206,353	14,799,637
Pzena Investment Management Inc. Class A	102,774	601,228
SeaCube Container Leasing Ltd.	132,005	2,270,486
Solar Senior Capital Ltd.	93,010	1,498,391
Stifel Financial Corp.(a)(b)	649,791	24,588,091
SWS Group Inc.	355,765	2,034,976
Teton Advisors Inc. Class B(b)	1,397	21,653
Virtus Investment Partners Inc.(a)(b)	79,400	6,810,932
Walter Investment Management Corp.	312,856	7,054,903
Westwood Holdings Group Inc.	76,247	2,953,046
World Acceptance Corp.(a)(b)	181,561	11,120,611

		280,573,457

ELECTRIC – 2.04%
ALLETE Inc.	407,876	16,922,775
Ameresco Inc. Class A(a)(b)	215,408	2,918,778
Atlantic Power Corp.(a)(b)	1,370,445	18,966,959
Avista Corp.	696,620	17,819,540
Black Hills Corp.	533,093	17,874,608
Central Vermont Public Service Corp.	163,206	5,744,851
CH Energy Group Inc.	188,605	12,585,612
Cleco Corp.	737,579	29,245,007
Dynegy Inc.(a)(b)	1,243,815	696,536
El Paso Electric Co.	508,369	16,516,909
Empire District Electric Co. (The)	506,443	10,306,115
EnerNOC Inc.(a)(b)	300,042	2,160,302
Genie Energy Ltd. Class B(b)	172,732	1,670,318
IDACORP Inc.	599,485	24,650,823
MGE Energy Inc.	279,534	12,408,514
NorthWestern Corp.	438,580	15,552,047
Ormat Technologies Inc.	216,511	4,362,697
Otter Tail Corp.	436,971	9,482,271
Pike Electric Corp.(a)(b)	195,155	1,606,126
PNM Resources Inc.	963,512	17,632,270
Portland General Electric Co.	911,137	22,760,202
UIL Holdings Corp.	611,173	21,244,374
UniSource Energy Corp.	443,015	16,201,059
Unitil Corp.	133,127	3,571,797

		302,900,490

ELECTRICAL COMPONENTS & EQUIPMENT – 1.04%
A123 Systems Inc.(a)(b)	1,065,554	1,193,421
Active Power Inc.(a)(b)	944,602	736,884
Acuity Brands Inc.	523,818	32,911,485

Security	Shares	Value
Advanced Energy Industries Inc.(a)	485,736	6,372,856
American Superconductor Corp.(a)(b)	545,331	2,246,764
Belden Inc.	573,053	21,724,439
Capstone Turbine Corp.(a)(b)	3,219,768	3,284,163
Coleman Cable Inc.(a)(b)	98,946	961,755
Encore Wire Corp.	223,601	6,647,658
EnerSys Inc.(a)(b)	576,999	19,993,015
Generac Holdings Inc.(a)(b)	302,005	7,414,223
Graham Corp.	120,911	2,646,742
Insteel Industries Inc.	209,260	2,542,509
Littelfuse Inc.	260,282	16,319,681
Powell Industries Inc.(a)	106,834	3,659,065
Power-One Inc.(a)	814,277	3,704,960
PowerSecure International Inc.(a)(b)	235,610	1,427,797
SatCon Technology Corp.(a)(b)	1,316,079	473,788
Universal Display Corp.(a)(b)	465,292	16,997,117
Valence Technology Inc.(a)(b)	882,476	713,305
Vicor Corp.	241,657	1,933,256

		153,904,883

ELECTRONICS – 2.33%
American Science and Engineering Inc.	110,063	7,379,724
Analogic Corp.	151,231	10,214,142
Badger Meter Inc.	183,482	6,236,553
Bel Fuse Inc. Class B	129,627	2,290,509
Benchmark Electronics Inc.(a)(b)	733,701	12,098,729
Brady Corp. Class A	574,435	18,582,972
Checkpoint Systems Inc.(a)	486,520	5,487,946
Coherent Inc.(a)(b)	284,742	16,609,001
CTS Corp.	416,707	4,383,758
Cymer Inc.(a)	368,674	18,433,700
Daktronics Inc.	424,436	3,773,236
DDi Corp.	180,109	2,197,330
Electro Scientific Industries Inc.	273,849	4,110,473
ESCO Technologies Inc.	321,834	11,833,836
FARO Technologies Inc.(a)	198,183	11,560,014
FEI Co.(a)(b)	468,039	22,985,395
Fluidigm Corp.(a)(b)	81,159	1,276,631
Identive Group Inc.(a)	457,022	955,176
II-VI Inc.(a)	625,951	14,803,741
InvenSense Inc.(a)(b)	122,936	2,225,142
Kemet Corp.(a)	537,108	5,027,331
LeCroy Corp.(a)	201,497	2,093,554
Measurement Specialties Inc.(a)	181,590	6,119,583
Methode Electronics Inc.	445,381	4,133,136
Microvision Inc.(a)(b)	196,651	536,857
Multi-Fineline Electronix Inc.(a)	110,991	3,046,703
Newport Corp.(a)	452,100	8,011,212
NVE Corp.(a)(b)	57,953	3,071,509
OSI Systems Inc.(a)(b)	230,075	14,103,598
Park Electrochemical Corp.	249,761	7,550,275
Plexus Corp.(a)	430,022	15,046,470
Pulse Electronics Corp.	497,790	1,249,453
Rofin-Sinar Technologies Inc.(a)	342,749	9,038,291
Rogers Corp.(a)	192,060	7,442,325
Sanmina-SCI Corp.(a)	973,971	11,151,968
SRS Labs Inc.(a)(b)	142,231	988,505
Stoneridge Inc.(a)(b)	319,262	3,157,501
Taser International Inc.(a)(b)	662,403	2,874,829
TTM Technologies Inc.(a)	625,677	7,189,029
Viasystems Group Inc.(a)	34,964	663,617
Vishay Precision Group Inc.(a)(b)	150,058	2,225,360

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
Watts Water Technologies Inc. Class A	364,838	14,867,149
Woodward Inc.	743,784	31,856,269
X-Rite Inc.(a)(b)	324,695	1,474,115
Zagg Inc.(a)(b)	271,714	2,888,320
Zygo Corp.(a)	194,562	3,807,578

		347,052,545

ENERGY – ALTERNATE SOURCES – 0.20%
Amyris Inc.(a)(b)	213,758	1,107,266
Clean Energy Fuels Corp.(a)(b)	601,241	12,794,409
FuelCell Energy Inc.(a)(b)	1,948,487	3,059,125
FutureFuel Corp.	227,817	2,501,431
Gevo Inc.(a)	70,222	645,340
Green Plains Renewable Energy Inc.(a)(b)	203,846	2,199,498
KiOR Inc. Class A(a)(b)	127,063	1,698,832
Renewable Energy Group Inc.(a)	87,031	901,641
REX American Resources Corp.(a)(b)	73,856	2,267,379
Solazyme Inc.(a)	129,698	1,897,482
Syntroleum Corp.(a)(b)	1,069,357	1,031,930

		30,104,333

ENGINEERING & CONSTRUCTION – 0.70%
Aegion Corp.(a)(b)	479,525	8,549,931
Argan Inc.	98,459	1,579,282
Dycom Industries Inc.(a)	427,983	9,997,683
EMCOR Group Inc.	808,561	22,413,311
Exponent Inc.(a)	160,342	7,779,794
Granite Construction Inc.	466,431	13,405,227
Layne Christensen Co.(a)(b)	235,452	5,238,807
MasTec Inc.(a)(b)	687,265	12,432,624
Michael Baker Corp.(a)	102,348	2,441,000
Mistras Group Inc.(a)	179,600	4,278,072
MYR Group Inc.(a)	241,011	4,304,456
Orion Marine Group Inc.(a)	332,892	2,406,809
Sterling Construction Co. Inc.(a)	200,992	1,959,672
Tutor Perini Corp.(a)	378,614	5,898,806
VSE Corp.	49,772	1,234,843

		103,920,317

ENTERTAINMENT – 0.94%
Churchill Downs Inc.	151,647	8,477,067
Cinemark Holdings Inc.	1,124,131	24,674,675
International Speedway Corp. Class A	357,499	9,920,597
Isle of Capri Casinos Inc.(a)(b)	242,791	1,714,104
Lions Gate Entertainment Corp.(a)(b)	546,762	7,610,927
Multimedia Games Holding Co. Inc.(a)	323,153	3,541,757
National CineMedia Inc.	670,105	10,252,607
Pinnacle Entertainment Inc.(a)	750,399	8,637,092
Scientific Games Corp. Class A(a)	700,963	8,173,229
Shuffle Master Inc.(a)	656,246	11,549,930
Six Flags Entertainment Corp.	504,300	23,586,111
Speedway Motorsports Inc.	140,718	2,628,612
Vail Resorts Inc.	434,770	18,803,803

		139,570,511

ENVIRONMENTAL CONTROL – 0.93%
Calgon Carbon Corp.(a)	683,112	10,663,378
Casella Waste Systems Inc. Class A(a)	310,731	1,935,854
Clean Harbors Inc.(a)	566,681	38,154,632

Security	Shares	Value
Darling International Inc.(a)	1,415,176	24,652,366
Energy Recovery Inc.(a)(b)	563,728	1,296,574
EnergySolutions Inc.(a)	968,545	4,745,871
Fuel Tech Inc.(a)(b)	217,450	1,187,277
GSE Holding Inc.(a)	97,234	1,276,682
Heckmann Corp.(a)(b)	1,204,272	5,190,412
Heritage-Crystal Clean Inc.(a)(b)	56,233	1,121,848
Met-Pro Corp.	180,878	1,910,072
Metalico Inc.(a)(b)	491,400	2,098,278
Mine Safety Appliances Co.	328,506	13,495,027
Rentech Inc.(a)(b)	2,364,333	4,917,813
Tetra Tech Inc.(a)	754,104	19,878,182
TRC Companies Inc.(a)	221,421	1,352,882
US Ecology Inc.	222,076	4,827,932

		138,705,080

FOOD – 1.64%
Arden Group Inc. Class A	13,631	1,238,921
B&G Foods Inc. Class A	578,600	13,024,286
Cal-Maine Foods Inc.	170,832	6,536,032
Calavo Growers Inc.	143,187	3,834,548
Chefs’ Warehouse Inc. (The)(a)	118,546	2,743,154
Chiquita Brands International Inc.(a)	546,417	4,803,005
Diamond Foods Inc.(b)	266,635	6,084,611
Dole Food Co. Inc.(a)(b)	432,819	4,319,534
Fresh Del Monte Produce Inc.(b)	441,132	10,075,455
Fresh Market Inc. (The)(a)(b)	340,169	16,311,103
Hain Celestial Group Inc.(a)	433,135	18,975,644
Imperial Sugar Co.	145,752	683,577
Ingles Markets Inc. Class A	155,237	2,738,381
J&J Snack Foods Corp.	173,165	9,084,236
Lancaster Colony Corp.(b)	226,368	15,044,417
Lifeway Foods Inc.(a)(b)	55,385	512,311
Nash-Finch Co.	146,623	4,167,026
Pilgrim’s Pride Corp.(a)(b)	744,644	5,555,044
Sanderson Farms Inc.	268,637	14,245,820
Seaboard Corp.(a)	3,762	7,339,662
Seneca Foods Corp. Class A(a)	113,190	2,981,425
Senomyx Inc.(a)(b)	483,159	1,323,856
Smart Balance Inc.(a)	719,942	4,758,817
Snyders-Lance Inc.	569,854	14,730,726
Spartan Stores Inc.	272,780	4,942,774
Tootsie Roll Industries Inc.(b)	298,219	6,832,206
TreeHouse Foods Inc.(a)	429,436	25,551,442
United Natural Foods Inc.(a)	585,038	27,297,873
Village Super Market Inc. Class A	76,642	2,421,121
Weis Markets Inc.	132,440	5,774,384

		243,931,391

FOREST PRODUCTS & PAPER – 0.58%
Boise Inc.	1,044,240	8,573,210
Buckeye Technologies Inc.	482,544	16,392,020
Clearwater Paper Corp.(a)	278,043	9,233,808
Deltic Timber Corp.	130,174	8,238,713
KapStone Paper and Packaging Corp.(a)	471,641	9,291,328
Neenah Paper Inc.	189,651	5,640,221
P.H. Glatfelter Co.	528,671	8,342,428
Schweitzer-Mauduit International Inc.	194,319	13,419,670
Verso Paper Corp.(a)(b)	173,374	325,943
Wausau Paper Corp.	594,479	5,576,213
Xerium Technologies Inc.(a)(b)	138,742	894,886

		85,928,440

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
GAS – 0.98%
Chesapeake Utilities Corp.	115,230	4,738,258
Laclede Group Inc. (The)	271,767	10,604,348
New Jersey Resources Corp.	500,420	22,303,719
Northwest Natural Gas Co.	322,645	14,648,083
Piedmont Natural Gas Co.(b)	868,283	26,977,553
South Jersey Industries Inc.	362,323	18,130,643
Southwest Gas Corp.	554,593	23,703,305
WGL Holdings Inc.	619,627	25,218,819

		146,324,728

HAND & MACHINE TOOLS – 0.09%
Franklin Electric Co. Inc.	282,229	13,848,977

		13,848,977

HEALTH CARE – PRODUCTS – 3.34%
Abaxis Inc.(a)	271,108	7,897,376
ABIOMED Inc.(a)(b)	381,384	8,462,911
Accuray Inc.(a)(b)	831,599	5,871,089
Affymetrix Inc.(a)	848,893	3,624,773
Alphatec Holdings Inc.(a)(b)	636,897	1,509,446
AngioDynamics Inc.(a)	302,256	3,702,636
Arthrocare Corp.(a)	328,750	8,826,937
AtriCure Inc.(a)(b)	172,691	1,718,275
Atrion Corp.	19,212	4,038,555
Bacterin International Holdings Inc.(a)(b)	303,405	734,240
BG Medicine Inc.(a)	90,790	637,346
BIOLASE Technology Inc.(a)(b)	375,555	1,017,754
BioMimetic Therapeutics Inc.(a)(b)	226,750	560,072
Cantel Medical Corp.	239,810	6,016,833
CardioNet Inc.(a)(b)	287,757	886,292
Cardiovascular Systems Inc.(a)(b)	171,359	1,585,071
Cepheid Inc.(a)(b)	788,312	32,975,091
Cerus Corp.(a)(b)	656,026	2,637,225
Chindex International Inc.(a)(b)	139,094	1,321,393
Columbia Laboratories Inc.(a)(b)	769,830	546,579
Conceptus Inc.(a)(b)	377,017	5,421,504
CONMED Corp.(b)	342,360	10,226,293
CryoLife Inc.(a)	335,022	1,765,566
Cyberonics Inc.(a)	342,927	13,075,806
Cynosure Inc. Class A(a)(b)	114,569	2,046,202
Delcath Systems Inc.(a)(b)	577,389	1,813,001
DexCom Inc.(a)(b)	816,124	8,512,173
Endologix Inc.(a)(b)	595,313	8,721,335
Exactech Inc.(a)(b)	102,065	1,617,730
Female Health Co. (The)(b)	215,268	1,166,753
Genomic Health Inc.(a)(b)	206,841	6,331,403
Greatbatch Inc.(a)	280,301	6,872,981
Haemonetics Corp.(a)(b)	310,649	21,646,022
Hanger Orthopedic Group Inc.(a)	406,142	8,878,264
Hansen Medical Inc.(a)(b)	629,505	1,888,515
HeartWare International Inc.(a)(b)	145,168	9,536,086
ICU Medical Inc.(a)(b)	146,791	7,216,246
Insulet Corp.(a)(b)	557,116	10,663,200
Integra LifeSciences Holdings Corp.(a)(b)	237,337	8,233,221
Invacare Corp.	344,246	5,704,156
IRIS International Inc.(a)(b)	218,803	2,956,029

Security	Shares	Value
Kensey Nash Corp.(b)	104,092	3,045,732
Luminex Corp.(a)(b)	457,021	10,671,440
MAKO Surgical Corp.(a)(b)	386,523	16,291,944
Masimo Corp.(a)	635,414	14,855,979
Medical Action Industries Inc.(a)	191,834	1,097,290
MEDTOX Scientific Inc.(a)	88,782	1,496,865
Merge Healthcare Inc.(a)(b)	668,553	3,911,035
Meridian Bioscience Inc.	497,265	9,636,996
Merit Medical Systems Inc.(a)	503,422	6,252,501
Natus Medical Inc.(a)	352,532	4,205,707
Navidea Biopharmaceuticals Inc.(a)(b)	1,253,124	4,110,247
NuVasive Inc.(a)(b)	508,695	8,566,424
NxStage Medical Inc.(a)(b)	538,884	10,384,295
OraSure Technologies Inc.(a)(b)	563,357	6,472,972
Orthofix International NV(a)(b)	217,141	8,160,159
Palomar Medical Technologies Inc.(a)	233,716	2,182,907
PSS World Medical Inc.(a)(b)	618,809	15,680,620
Quidel Corp.(a)(b)	342,360	6,289,153
Rockwell Medical Technologies Inc.(a)(b)	198,234	1,875,294
Solta Medical Inc.(a)(b)	749,641	2,271,412
Spectranetics Corp.(a)	408,054	4,243,762
Staar Surgical Co.(a)(b)	431,099	4,668,802
Stereotaxis Inc.(a)(b)	520,778	338,506
Steris Corp.	716,326	22,650,228
SurModics Inc.(a)	181,953	2,796,618
Symmetry Medical Inc.(a)	434,071	3,068,882
Synergetics USA Inc.(a)(b)	274,116	1,781,754
Tornier NV(a)(b)	128,118	3,292,633
Unilife Corp.(a)(b)	778,419	3,160,381
Uroplasty Inc.(a)(b)	243,977	734,371
Vascular Solutions Inc.(a)(b)	200,761	2,166,211
Volcano Corp.(a)(b)	629,854	17,856,361
West Pharmaceutical Services Inc.	404,855	17,218,483
Wright Medical Group Inc.(a)(b)	470,134	9,082,989
Young Innovations Inc.	67,256	2,079,556
Zeltiq Aesthetics Inc.(a)(b)	90,636	559,224
Zoll Medical Corp.(a)	265,067	24,553,156

		496,573,269

HEALTH CARE – SERVICES – 1.61%
Air Methods Corp.(a)(b)	136,947	11,948,626
Alliance Healthcare Services Inc.(a)(b)	295,958	443,937
Almost Family Inc.(a)(b)	98,671	2,566,433
Amedisys Inc.(a)(b)	359,146	5,193,251
AmSurg Corp.(a)	378,677	10,595,382
Assisted Living Concepts Inc. Class A	237,813	3,950,074
Bio-Reference Laboratories Inc.(a)(b)	298,849	7,025,940
Capital Senior Living Corp.(a)	336,332	3,107,708
Centene Corp.(a)	604,470	29,600,896
Emeritus Corp.(a)(b)	369,045	6,517,335
Ensign Group Inc. (The)	198,398	5,388,490
Five Star Quality Care Inc.(a)(b)	503,402	1,716,601
Gentiva Health Services Inc.(a)(b)	366,799	3,205,823
HealthSouth Corp.(a)	1,150,644	23,565,189
Healthways Inc.(a)	411,206	3,026,476
IPC The Hospitalist Co. Inc.(a)(b)	199,371	7,358,784
Kindred Healthcare Inc.(a)(b)	633,029	5,469,370
LHC Group Inc.(a)	188,488	3,492,683
Magellan Health Services Inc.(a)	344,032	16,792,202
Metropolitan Health Networks Inc.(a)(b)	513,580	4,812,245
Molina Healthcare Inc.(a)	340,276	11,443,482
National Healthcare Corp.	124,108	5,654,360

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
Neostem Inc.(a)(b)	573,970	216,674
RadNet Inc.(a)	354,470	1,127,215
Select Medical Holdings Corp.(a)(b)	502,080	3,860,995
Skilled Healthcare Group Inc. Class A(a)(b)	231,775	1,775,396
Sun Healthcare Group Inc.(a)(b)	301,771	2,064,114
Sunrise Senior Living Inc.(a)(b)	698,125	4,412,150
Triple-S Management Corp. Class B(a)	237,792	5,492,995
U.S. Physical Therapy Inc.	144,059	3,320,560
Universal American Corp.	390,590	4,210,560
Vanguard Health Systems Inc.(a)	365,225	3,601,118
WellCare Health Plans Inc.(a)	514,799	37,003,752

		239,960,816

HOLDING COMPANIES – DIVERSIFIED – 0.87%
Apollo Investment Corp.	2,364,386	16,952,648
Arlington Asset Investment Corp. Class A	95,837	2,127,581
BlackRock Kelso Capital Corp.(c)	875,995	8,602,271
Capital Southwest Corp.	35,765	3,381,581
Compass Diversified Holdings	486,882	7,200,985
Fifth Street Finance Corp.(b)	993,698	9,698,492
Gladstone Capital Corp.	259,055	2,100,936
Gladstone Investment Corp.	263,257	1,992,855
Golub Capital BDC Inc.	145,470	2,221,327
Harbinger Group Inc.(a)	106,268	550,468
Home Loan Servicing Solutions Ltd.	160,922	2,243,253
Horizon Pharma Inc.(a)(b)	66,221	274,155
Kohlberg Capital Corp.	237,505	1,641,160
Main Street Capital Corp.(b)	277,760	6,841,229
MCG Capital Corp.	933,033	3,965,390
Medallion Financial Corp.	176,580	1,970,633
MVC Capital Inc.	291,244	3,824,034
New Mountain Finance Corp.	84,706	1,163,860
NGP Capital Resources Co.	254,669	1,668,082
PennantPark Investment Corp.	660,153	6,865,591
Primoris Services Corp.	323,736	5,199,200
Prospect Capital Corp.(b)	1,473,457	16,178,558
Solar Capital Ltd.	440,551	9,722,961
THL Credit Inc.	115,487	1,485,163
TICC Capital Corp.	456,072	4,442,141
Triangle Capital Corp.	324,790	6,414,602

		128,729,156

HOME BUILDERS – 0.41%
Beazer Homes USA Inc.(a)(b)	930,143	3,022,965
Cavco Industries Inc.(a)	82,662	3,850,396
Hovnanian Enterprises Inc. Class A(a)(b)	794,000	1,945,300
KB Home(b)	933,820	8,310,998
M.D.C. Holdings Inc.	454,292	11,716,191
M/I Homes Inc.(a)	229,912	2,841,712
Meritage Homes Corp.(a)	336,522	9,106,285
Ryland Group Inc. (The)	538,642	10,385,018
Skyline Corp.	80,530	616,055
Standard-Pacific Corp.(a)(b)	1,284,288	5,727,924
Winnebago Industries Inc.(a)(b)	354,560	3,474,688

		60,997,532

HOME FURNISHINGS – 0.52%
American Woodmark Corp.	115,438	2,077,884
DTS Inc.(a)(b)	209,379	6,327,434
Ethan Allen Interiors Inc.(b)	291,175	7,372,551

Security	Shares	Value
Furniture Brands International Inc.(a)(b)	501,624	842,728
Kimball International Inc. Class B	383,807	2,652,106
La-Z-Boy Inc.(a)(b)	625,194	9,352,902
Sealy Corp.(a)(b)	583,748	1,179,171
Select Comfort Corp.(a)	672,376	21,778,259
Skullcandy Inc.(a)(b)	113,630	1,798,763
TiVo Inc.(a)(b)	1,442,115	17,290,959
Universal Electronics Inc.(a)(b)	182,842	3,653,183
VOXX International Corp.(a)	220,273	2,986,902

		77,312,842

HOUSEHOLD PRODUCTS & WARES – 0.49%
A.T. Cross Co. Class A(a)(b)	112,999	1,360,508
ACCO Brands Corp.(a)(b)	665,861	8,263,335
American Greetings Corp. Class A(b)	460,892	7,070,083
Blyth Inc.	63,257	4,733,521
Central Garden & Pet Co. Class A(a)	511,640	4,927,093
CSS Industries Inc.	99,417	1,934,655
Ennis Inc.	314,518	4,975,675
Helen of Troy Ltd.(a)(b)	373,147	12,690,730
Prestige Brands Holdings Inc.(a)	608,291	10,632,927
Spectrum Brands Holdings Inc.(a)	201,593	7,047,691
Summer Infant Inc.(a)(b)	157,363	944,178
WD-40 Co.	192,309	8,721,213

		73,301,609

HOUSEWARES – 0.03%
Libbey Inc.(a)(b)	242,182	3,133,835
Lifetime Brands Inc.	116,544	1,309,955

		4,443,790

INSURANCE – 2.72%
Alterra Capital Holdings Ltd.(b)	1,097,512	25,220,826
American Equity Investment Life Holding Co.	717,553	9,163,152
American Safety Insurance Holdings Ltd.(a)	127,643	2,406,070
Amerisafe Inc.(a)	222,356	5,501,087
AmTrust Financial Services Inc.	292,188	7,854,013
Argo Group International Holdings Ltd.	332,006	9,917,019
Baldwin & Lyons Inc. Class B	99,279	2,221,864
Citizens Inc.(a)(b)	460,928	4,553,969
CNO Financial Group Inc.(a)	2,680,829	20,856,850
Crawford & Co. Class B	316,044	1,548,616
Delphi Financial Group Inc. Class A	583,811	26,137,218
Donegal Group Inc. Class A	93,474	1,277,790
eHealth Inc.(a)(b)	239,654	3,908,757
EMC Insurance Group Inc.	55,433	1,113,649
Employers Holdings Inc.	393,144	6,962,580
Enstar Group Ltd.(a)	83,395	8,255,271
FBL Financial Group Inc. Class A	154,444	5,204,763
First American Financial Corp.	1,272,116	21,155,289
Flagstone Reinsurance Holdings SA(b)	637,995	5,021,021
Fortegra Financial Corp.(a)(b)	70,758	591,537
Global Indemnity PLC(a)	156,245	3,045,215
Greenlight Capital Re Ltd. Class A(a)(b)	340,389	8,383,781
Hallmark Financial Services Inc.(a)(b)	142,431	1,123,781
Harleysville Group Inc.(b)	146,701	8,464,648
Hilltop Holdings Inc.(a)(b)	483,030	4,052,622
Horace Mann Educators Corp.	480,105	8,459,450
Independence Holding Co.	95,315	949,337
Infinity Property and Casualty Corp.	149,696	7,833,592

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
Kansas City Life Insurance Co.	52,298	1,683,996
Maiden Holdings Ltd.	615,302	5,537,718
Meadowbrook Insurance Group Inc.	639,914	5,970,398
MGIC Investment Corp.(a)	2,261,814	11,218,597
Montpelier Re Holdings Ltd.	751,984	14,528,331
National Interstate Corp.	84,588	2,163,761
National Western Life Insurance Co. Class A	26,809	3,669,348
Navigators Group Inc. (The)(a)(b)	131,972	6,234,357
OneBeacon Insurance Group Ltd.(b)	269,046	4,145,999
Phoenix Companies Inc. (The)(a)(b)	1,427,815	3,498,147
Platinum Underwriters Holdings Ltd.(b)	427,723	15,611,889
Presidential Life Corp.	264,323	3,021,212
Primerica Inc.	364,482	9,188,591
ProAssurance Corp.	369,830	32,585,721
Radian Group Inc.(b)	1,614,729	7,024,071
RLI Corp.	220,567	15,801,420
Safety Insurance Group Inc.	153,614	6,396,487
SeaBright Insurance Holdings Inc.	237,369	2,157,684
Selective Insurance Group Inc.	653,294	11,504,507
State Auto Financial Corp.	179,181	2,617,834
Stewart Information Services Corp.	222,576	3,162,805
Symetra Financial Corp.	813,406	9,378,571
Tower Group Inc.	445,368	9,989,604
United Fire Group Inc.	258,308	4,621,130
Universal Insurance Holdings Inc.	221,212	860,515

		403,756,460

INTERNET – 2.48%
1-800-FLOWERS.COM Inc.(a)(b)	316,335	958,495
AboveNet Inc.(a)	280,739	23,245,189
Active Network Inc. (The)(a)(b)	162,332	2,732,048
Ancestry.com Inc.(a)(b)	381,448	8,674,127
Angie’s List Inc.(a)(b)	122,992	2,323,319
Archipelago Learning Inc.(a)(b)	162,165	1,803,275
Bankrate Inc.(a)(b)	279,837	6,925,966
Bazaarvoice Inc.(a)	131,625	2,615,389
Blue Nile Inc.(a)(b)	145,447	4,796,842
Boingo Wireless Inc.(a)(b)	67,946	822,147
Brightcove Inc.(a)	69,420	1,721,616
BroadSoft Inc.(a)	271,656	10,390,842
Cogent Communications Group Inc.(a)(b)	558,557	10,657,268
comScore Inc.(a)	387,299	8,284,326
Constant Contact Inc.(a)(b)	355,141	10,579,650
DealerTrack Holdings Inc.(a)	497,076	15,041,520
Dice Holdings Inc.(a)(b)	588,792	5,493,429
Digital River Inc.(a)	453,358	8,482,328
EarthLink Inc.	1,330,702	10,632,309
ePlus Inc.(a)(b)	44,413	1,419,884
eResearchTechnology Inc.(a)	597,367	4,671,410
FriendFinder Networks Inc.(a)(b)	59,001	80,241
Global Sources Ltd.(a)	137,535	847,216
HealthStream Inc.(a)(b)	219,402	5,087,932
ICG Group Inc.(a)	443,297	3,967,508
InfoSpace Inc.(a)	473,745	6,068,673
Internap Network Services Corp.(a)(b)	633,790	4,652,019
IntraLinks Holdings Inc.(a)(b)	396,084	2,095,284
Keynote Systems Inc.	176,089	3,479,519
KIT Digital Inc.(a)(b)	465,991	3,355,135
Limelight Networks Inc.(a)(b)	766,563	2,521,992
Lionbridge Technologies Inc.(a)(b)	759,836	2,188,328
Liquidity Services Inc.(a)(b)	227,776	10,204,365
LoopNet Inc.(a)	217,445	4,083,617

Security	Shares	Value
ModusLink Global Solutions Inc.(a)	531,838	2,871,925
Move Inc.(a)(b)	478,618	4,647,381
NIC Inc.	775,488	9,406,669
NutriSystem Inc.	326,663	3,668,425
OpenTable Inc.(a)(b)	285,625	11,559,244
Openwave Systems Inc.(a)	1,040,669	2,362,319
Orbitz Worldwide Inc.(a)	251,885	768,249
Overstock.com Inc.(a)(b)	138,435	725,399
Perficient Inc.(a)	295,695	3,551,297
Quepasa Corp.(a)(b)	79,609	353,464
QuinStreet Inc.(a)(b)	332,876	3,491,869
ReachLocal Inc.(a)(b)	117,665	838,951
RealNetworks Inc.	254,301	2,527,752
Responsys Inc.(a)(b)	110,681	1,324,852
Saba Software Inc.(a)	365,369	3,584,270
Safeguard Scientifics Inc.(a)(b)	249,489	4,291,211
Sapient Corp.	1,319,544	16,428,323
Shutterfly Inc.(a)(b)	359,955	11,277,390
Sourcefire Inc.(a)(b)	343,280	16,522,066
SPS Commerce Inc.(a)(b)	102,692	2,760,361
Stamps.com Inc.(a)	145,890	4,067,413
Support.com Inc.(a)(b)	577,859	1,820,256
TechTarget Inc.(a)(b)	183,416	1,271,073
TeleCommunication Systems Inc.(a)(b)	546,606	1,519,565
Towerstream Corp.(a)(b)	508,834	2,416,961
Travelzoo Inc.(a)(b)	68,004	1,564,092
United Online Inc.	1,082,497	5,293,410
US Auto Parts Network Inc.(a)(b)	174,363	629,450
ValueClick Inc.(a)(b)	951,740	18,787,348
Vasco Data Security International Inc.(a)(b)	323,033	3,485,526
VirnetX Holding Corp.(a)(b)	491,675	11,765,783
Vocus Inc.(a)(b)	214,618	2,843,688
Web.com Group Inc.(a)(b)	352,379	5,084,829
Websense Inc.(a)	457,845	9,655,951
XO Group Inc.(a)	326,327	3,064,211
Zix Corp.(a)(b)	761,257	2,215,258

		369,349,439

IRON & STEEL – 0.04%
Metals USA Holdings Corp.(a)(b)	138,129	1,990,439
Shiloh Industries Inc.	63,356	603,783
Universal Stainless & Alloy Products Inc.(a)(b)	86,444	3,692,887

		6,287,109

LEISURE TIME – 0.55%
Ambassadors Group Inc.	212,039	1,134,409
Arctic Cat Inc.(a)	147,407	6,313,442
Black Diamond Inc.(a)(b)	228,332	2,114,354
Brunswick Corp.	1,077,012	27,733,059
Callaway Golf Co.(b)	778,108	5,260,010
Interval Leisure Group Inc.	484,874	8,436,807
Johnson Outdoors Inc. Class A(a)(b)	56,938	1,087,516
Life Time Fitness Inc.(a)(b)	511,542	25,868,679
Marine Products Corp.(b)	124,588	741,299
Town Sports International Holdings Inc.(a)	251,411	3,175,321

		81,864,896

LODGING – 0.34%
Ameristar Casinos Inc.	388,376	7,235,445
Boyd Gaming Corp.(a)(b)	661,617	5,187,077

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
Caesars Entertainment Corp.(a)	443,822	6,541,936
Gaylord Entertainment Co.(a)(b)	430,454	13,257,983
Marcus Corp.	249,806	3,135,066
Monarch Casino & Resort Inc.(a)	103,431	1,065,339
Morgans Hotel Group Co.(a)(b)	275,757	1,364,997
Orient-Express Hotels Ltd. Class A(a)	1,157,126	11,802,685
Red Lion Hotels Corp.(a)	172,328	1,414,813

		51,005,341

MACHINERY – 1.61%
Alamo Group Inc.	81,853	2,460,501
Albany International Corp. Class A	336,508	7,722,859
Altra Holdings Inc.(a)(b)	323,232	6,206,054
Applied Industrial Technologies Inc.	512,526	21,080,194
Astec Industries Inc.(a)	241,982	8,827,503
Briggs & Stratton Corp.(b)	612,349	10,979,418
Cascade Corp.	110,425	5,534,501
Chart Industries Inc.(a)(b)	355,296	26,053,856
Cognex Corp.	501,494	21,243,286
Columbus McKinnon Corp.(a)	235,157	3,830,708
DXP Enterprises Inc.(a)	104,940	4,563,841
Flow International Corp.(a)	562,501	2,261,254
Gerber Scientific Inc. Escrow(a)(d)	276,144	2,761
Global Power Equipment Group Inc.(a)	190,184	5,268,097
Gorman-Rupp Co. (The)	182,639	5,329,406
Hurco Companies Inc.(a)	79,097	2,234,490
Intermec Inc.(a)	721,402	5,576,437
Intevac Inc.(a)	279,692	2,377,382
iRobot Corp.(a)(b)	287,259	7,830,680
Kadant Inc.(a)(b)	140,970	3,357,905
Lindsay Corp.(b)	152,380	10,098,223
Middleby Corp. (The)(a)(b)	226,673	22,934,774
NACCO Industries Inc. Class A	70,458	8,199,197
Robbins & Myers Inc.	476,874	24,821,292
Sauer-Danfoss Inc.	139,356	6,549,732
Tecumseh Products Co. Class A(a)(b)	235,274	945,802
Tennant Co.	231,718	10,195,592
Twin Disc Inc.(b)	102,712	2,679,756
		239,165,501

MANUFACTURING – 2.12%
A.O. Smith Corp.	459,845	20,670,033
Actuant Corp. Class A	829,725	24,053,728
American Railcar Industries Inc.(a)	119,343	2,805,754
AZZ Inc.	152,465	7,873,293
Barnes Group Inc.	658,156	17,316,084
Blount International Inc.(a)(b)	588,077	9,809,124
Ceradyne Inc.	300,135	9,772,396
Chase Corp.	74,548	1,174,131
CLARCOR Inc.	609,796	29,934,886
Colfax Corp.(a)(b)	624,685	22,013,899
EnPro Industries Inc.(a)(b)	248,838	10,227,242
Fabrinet(a)(b)	245,936	4,355,526
Federal Signal Corp.(a)	754,358	4,194,230
FreightCar America Inc.	145,541	3,273,217
GP Strategies Corp.(a)(b)	176,982	3,097,185
Handy & Harman Ltd.(a)(b)	69,134	998,295
Hexcel Corp.(a)(b)	1,184,648	28,443,398
Hillenbrand Inc.	757,934	17,394,585
John Bean Technologies Corp.	343,668	5,567,422
Koppers Holdings Inc.	249,765	9,630,938

Security	Shares	Value
LSB Industries Inc.(a)	222,075	8,643,159
Lydall Inc.(a)	204,300	2,081,817
Metabolix Inc.(a)(b)	401,384	1,135,917
Movado Group Inc.	209,038	5,131,883
Myers Industries Inc.	365,533	5,391,612
NL Industries Inc.	80,111	1,193,654
Park-Ohio Holdings Corp.(a)	98,501	1,974,945
PMFG Inc.(a)(b)	252,315	3,787,248
Proto Labs Inc.(a)	59,690	2,034,832
Raven Industries Inc.	219,498	13,391,573
Smith & Wesson Holding Corp.(a)	733,492	5,684,563
Standex International Corp.	150,241	6,188,427
STR Holdings Inc.(a)(b)	367,708	1,779,707
Sturm, Ruger & Co. Inc.	228,650	11,226,715
Tredegar Corp.	287,021	5,622,741
TriMas Corp.(a)(b)	308,848	6,915,107

		314,789,266

MEDIA – 0.68%
A.H. Belo Corp. Class A	234,373	1,146,084
Belo Corp. Class A	1,113,527	7,983,989
Cambium Learning Group Inc.(a)	195,297	517,537
Central European Media Enterprises Ltd. Class A(a)(b)	440,527	3,127,742
Courier Corp.	124,072	1,439,235
Crown Media Holdings Inc. Class A(a)(b)	411,827	654,805
Cumulus Media Inc. Class A(a)(b)	454,917	1,587,660
Demand Media Inc.(a)(b)	93,326	676,614
Dial Global Inc.(a)(b)	65,454	152,508
Digital Domain Media Group Inc.(a)(b)	44,634	253,967
Digital Generation Inc.(a)(b)	327,121	3,339,905
Dolan Co. (The)(a)(b)	371,020	3,379,992
E.W. Scripps Co. (The) Class A(a)	377,293	3,723,882
Entercom Communications Corp. Class A(a)(b)	296,835	1,926,459
Entravision Communications Corp. Class A	593,702	1,015,230
Fisher Communications Inc.(a)(b)	108,119	3,321,416
Gray Television Inc.(a)(b)	621,855	1,175,306
Journal Communications Inc. Class A(a)	529,630	2,981,817
Knology Inc.(a)(b)	362,383	6,595,371
Lin TV Corp. Class A(a)	355,763	1,440,840
Martha Stewart Living Omnimedia Inc. Class A	327,753	1,248,739
McClatchy Co. (The) Class A(a)(b)	684,611	1,978,526
Meredith Corp.(b)	438,114	14,221,180
New York Times Co. (The) Class A(a)	1,664,875	11,304,501
Nexstar Broadcasting Group Inc.(a)	128,150	1,064,927
Outdoor Channel Holdings Inc.	169,114	1,236,223
Saga Communications Inc. Class A(a)(b)	44,953	1,609,317
Scholastic Corp.(b)	322,629	11,382,351
Sinclair Broadcast Group Inc. Class A	611,084	6,758,589
Value Line Inc.	16,374	201,073
World Wrestling Entertainment Inc. Class A(b)	331,401	2,939,527
		100,385,312

METAL FABRICATE & HARDWARE – 0.77%
A.M. Castle & Co.(a)(b)	198,884	2,515,883
Ampco-Pittsburgh Corp.	105,020	2,114,053
CIRCOR International Inc.	209,988	6,986,301
Dynamic Materials Corp.	161,321	3,405,486
Furmanite Corp.(a)	452,320	2,903,894
Haynes International Inc.	147,237	9,327,464
Kaydon Corp.	393,647	10,041,935
L.B. Foster Co. Class A	110,432	3,148,416

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
Lawson Products Inc.	42,583	643,429
Mueller Industries Inc.	457,892	20,811,191
Mueller Water Products Inc. Class A	1,874,368	6,241,646
NN Inc.(a)(b)	206,790	1,687,406
Northwest Pipe Co.(a)	114,301	2,427,753
Olympic Steel Inc.	111,859	2,684,616
Omega Flex Inc.(a)(b)	32,559	413,499
RBC Bearings Inc.(a)(b)	265,950	12,268,274
RTI International Metals Inc.(a)(b)	365,880	8,437,193
Sun Hydraulics Corp.	242,486	6,343,434
Worthington Industries Inc.	652,116	12,507,585

		114,909,458

MINING – 1.18%
AMCOL International Corp.	295,469	8,713,381
Century Aluminum Co.(a)(b)	626,336	5,561,864
Coeur d’Alene Mines Corp.(a)	1,082,840	25,706,622
General Moly Inc.(a)(b)	827,113	2,770,829
Globe Specialty Metals Inc.	765,455	11,382,316
Gold Resource Corp.(b)	341,945	8,312,683
Golden Minerals Co.(a)(b)	341,787	2,881,264
Golden Star Resources Ltd.(a)	3,104,966	5,775,237
Hecla Mining Co.(b)	3,377,271	15,602,992
Horsehead Holding Corp.(a)(b)	527,925	6,013,066
Jaguar Mining Inc.(a)(b)	1,029,110	4,805,944
Kaiser Aluminum Corp.	197,224	9,320,806
Materion Corp.(a)(b)	248,444	7,137,796
McEwen Mining Inc.(a)(b)	1,264,635	5,614,979
Midway Gold Corp.(a)(b)	1,030,468	1,473,569
Noranda Aluminium Holding Corp.	278,349	2,775,140
Paramount Gold and Silver Corp.(a)(b)	1,411,127	3,189,147
Revett Minerals Inc.(a)	295,302	1,234,362
Stillwater Mining Co.(a)(b)	1,392,211	17,597,547
Thompson Creek Metals Co. Inc.(a)(b)	1,843,132	12,459,572
United States Lime & Minerals Inc.(a)(b)	31,251	1,871,622
Ur-Energy Inc.(a)(b)	1,291,102	1,575,145
Uranerz Energy Corp.(a)(b)	796,727	2,007,752
Uranium Energy Corp.(a)(b)	920,770	3,591,003
Uranium Resources Inc.(a)(b)	1,103,561	1,004,130
US Silica Holdings Inc.(a)	141,964	2,972,726
USEC Inc.(a)(b)	1,375,247	1,457,762
Vista Gold Corp.(a)(b)	861,917	2,706,419

		175,515,675

OFFICE FURNISHINGS – 0.40%
CompX International Inc.	13,649	189,857
Herman Miller Inc.	693,009	15,911,487
HNI Corp.	541,090	15,015,247
Interface Inc. Class A	638,608	8,908,582
Knoll Inc.	578,256	9,622,180
Steelcase Inc. Class A	966,012	9,273,715

		58,921,068

OIL & GAS – 3.50%
Abraxas Petroleum Corp.(a)(b)	983,962	3,069,961
Alon USA Energy Inc.	141,937	1,284,530
Apco Oil and Gas International Inc.(b)	110,051	7,502,177
Approach Resources Inc.(a)(b)	315,792	11,668,514
ATP Oil & Gas Corp.(a)(b)	539,444	3,964,913
Berry Petroleum Co. Class A	623,418	29,381,690

Security	Shares	Value
Bill Barrett Corp.(a)(b)	569,654	14,816,701
Bonanza Creek Energy Inc.(a)	120,682	2,636,902
BPZ Resources Inc.(a)(b)	1,232,978	4,968,901
Callon Petroleum Co.(a)(b)	475,895	2,993,380
CAMAC Energy Inc.(a)(b)	692,592	692,592
Carrizo Oil & Gas Inc.(a)(b)	472,448	13,351,381
Cheniere Energy Inc.(a)(b)	1,858,846	27,845,513
Clayton Williams Energy Inc.(a)(b)	71,502	5,680,119
Comstock Resources Inc.(a)(b)	577,596	9,143,345
Contango Oil & Gas Co.(a)	147,103	8,665,838
Crimson Exploration Inc.(a)(b)	257,627	1,069,152
CVR Energy Inc.(a)	1,061,883	28,405,370
Delek US Holdings Inc.	173,883	2,696,925
Endeavour International Corp.(a)(b)	452,699	5,364,483
Energy Partners Ltd.(a)(b)	349,953	5,812,719
Energy XXI (Bermuda) Ltd.(a)(b)	910,936	32,893,899
Evolution Petroleum Corp.(a)(b)	199,844	1,858,549
FX Energy Inc.(a)(b)	633,492	3,446,197
Gastar Exploration Ltd.(a)	708,230	2,117,608
GeoResources Inc.(a)(b)	243,094	7,958,898
GMX Resources Inc.(a)(b)	863,706	1,096,907
Goodrich Petroleum Corp.(a)(b)	315,147	5,994,096
Gulfport Energy Corp.(a)	550,255	16,023,426
Harvest Natural Resources Inc.(a)(b)	410,842	2,908,761
Hercules Offshore Inc.(a)	1,602,868	7,581,566
Houston American Energy Corp.(a)(b)	203,013	1,059,728
Hyperdynamics Corp.(a)(b)	2,031,653	2,620,832
Isramco Inc.(a)(b)	12,927	1,129,303
Kodiak Oil & Gas Corp.(a)(b)	3,116,338	31,038,727
Magnum Hunter Resources Corp.(a)(b)	1,340,695	8,593,855
Matador Resources Co.(a)	166,956	1,828,168
McMoRan Exploration Co.(a)(b)	1,187,252	12,703,596
Miller Energy Resources Inc.(a)(b)	386,582	1,631,376
Northern Oil and Gas Inc.(a)(b)	761,572	15,795,003
Oasis Petroleum Inc.(a)(b)	719,982	22,197,045
Panhandle Oil and Gas Inc.	84,585	2,493,566
Parker Drilling Co.(a)(b)	1,413,917	8,441,085
Penn Virginia Corp.	554,796	2,524,322
PetroCorp Inc. Escrow(a)(d)	26,106	3
Petroleum Development Corp.(a)(b)	285,337	10,583,149
PetroQuest Energy Inc.(a)(b)	671,967	4,125,877
Resolute Energy Corp.(a)(b)	557,278	6,341,824
Rex Energy Corp.(a)(b)	508,105	5,426,561
Rosetta Resources Inc.(a)(b)	640,992	31,254,770
Sanchez Energy Corp.(a)	120,676	2,709,176
Stone Energy Corp.(a)(b)	592,181	16,930,455
Swift Energy Co.(a)(b)	511,745	14,855,957
Triangle Petroleum Corp.(a)(b)	521,368	3,597,439
U.S. Energy Corp.(a)(b)	294,529	930,712
VAALCO Energy Inc.(a)(b)	621,441	5,872,617
Vantage Drilling Co.(a)(b)	2,102,365	3,363,784
Venoco Inc.(a)	359,537	3,897,381
Voyager Oil & Gas Inc.(a)(b)	584,129	1,419,434
W&T Offshore Inc.	422,941	8,915,596
Warren Resources Inc.(a)	872,417	2,844,079
Western Refining Inc.(b)	637,703	12,001,570
Zion Oil & Gas Inc.(a)(b)	359,463	948,982

		520,970,985

OIL & GAS SERVICES – 1.55%
Basic Energy Services Inc.(a)(b)	290,718	5,043,957
C&J Energy Services Inc.(a)(b)	142,798	2,540,376

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
Cal Dive International Inc.(a)(b)	1,159,448	3,826,178
Dawson Geophysical Co.(a)(b)	96,935	3,329,717
Dril-Quip Inc.(a)	415,716	27,029,854
Exterran Holdings Inc.(a)	769,751	10,153,016
Flotek Industries Inc.(a)(b)	605,982	7,283,904
Geokinetics Inc.(a)(b)	126,111	221,955
Global Geophysical Services Inc.(a)(b)	222,455	2,360,248
Gulf Island Fabrication Inc.	174,051	5,094,473
Helix Energy Solutions Group Inc.(a)	1,282,300	22,824,940
Hornbeck Offshore Services Inc.(a)(b)	372,766	15,667,355
ION Geophysical Corp.(a)(b)	1,582,728	10,208,596
Key Energy Services Inc.(a)(b)	1,509,164	23,316,584
Lufkin Industries Inc.	405,988	32,742,932
Matrix Service Co.(a)	322,670	4,520,607
Mitcham Industries Inc.(a)(b)	143,289	3,218,271
Natural Gas Services Group Inc.(a)	149,433	1,972,516
Newpark Resources Inc.(a)(b)	1,095,893	8,975,364
OYO Geospace Corp.(a)	52,492	5,528,982
Pioneer Drilling Co.(a)	740,529	6,516,655
Targa Resources Corp.	199,373	9,061,503
Tesco Corp.(a)	365,398	5,184,998
Tetra Technologies Inc.(a)	930,837	8,768,484
Thermon Group Holdings Inc.(a)	122,810	2,511,464
Union Drilling Inc.(a)	180,321	1,002,585
Willbros Group Inc.(a)	482,942	1,564,732

		230,470,246

PACKAGING & CONTAINERS – 0.08%
AEP Industries Inc.(a)(b)	52,198	1,817,013
Graphic Packaging Holding Co.(a)	1,939,139	10,704,047

		12,521,060

PHARMACEUTICALS – 3.72%
Achillion Pharmaceuticals Inc.(a)(b)	575,460	5,512,907
Acura Pharmaceuticals Inc.(a)(b)	127,219	440,178
Akorn Inc.(a)(b)	682,095	7,980,511
Align Technology Inc.(a)	741,547	20,429,620
Alimera Sciences Inc.(a)	130,244	440,225
Alkermes PLC(a)(b)	1,153,342	21,394,494
Allos Therapeutics Inc.(a)	921,902	1,364,415
Amicus Therapeutics Inc.(a)(b)	255,334	1,348,163
Ampio Pharmaceuticals Inc.(a)(b)	261,614	892,104
Anacor Pharmaceuticals Inc.(a)(b)	148,822	876,562
Antares Pharma Inc.(a)(b)	1,072,460	3,464,046
Anthera Pharmaceuticals Inc.(a)	253,607	560,471
Ardea Biosciences Inc.(a)(b)	277,477	6,037,899
Array BioPharma Inc.(a)	1,034,936	3,529,132
Auxilium Pharmaceuticals Inc.(a)(b)	577,633	10,726,645
AVANIR Pharmaceuticals Inc. Class A(a)(b)	1,593,449	5,449,596
AVI BioPharma Inc.(a)(b)	1,613,893	2,485,395
BioScrip Inc.(a)(b)	494,806	3,359,733
BioSpecifics Technologies Corp.(a)(b)	59,957	948,520
Cadence Pharmaceuticals Inc.(a)(b)	599,444	2,217,943
Cempra Inc.(a)	51,333	387,564
ChemoCentryx Inc.(a)	62,607	667,391
Clovis Oncology Inc.(a)(b)	127,703	3,250,041
Corcept Therapeutics Inc.(a)(b)	484,531	1,904,207
Cornerstone Therapeutics Inc.(a)(b)	95,346	568,262
Cytori Therapeutics Inc.(a)(b)	626,586	1,560,199
Depomed Inc.(a)(b)	642,739	4,023,546
DURECT Corp.(a)(b)	961,497	769,198

Security	Shares	Value
Dusa Pharmaceuticals Inc.(a)(b)	289,060	1,809,516
Dyax Corp.(a)	1,168,284	1,822,523
Endocyte Inc.(a)(b)	207,189	1,031,801
Furiex Pharmaceuticals Inc.(a)(b)	121,311	2,866,579
Hi-Tech Pharmacal Co. Inc.(a)(b)	124,760	4,482,627
Idenix Pharmaceuticals Inc.(a)(b)	733,935	7,185,224
Impax Laboratories Inc.(a)(b)	789,496	19,405,812
Infinity Pharmaceuticals Inc.(a)(b)	235,107	2,811,880
Ironwood Pharmaceuticals Inc. Class A(a)	648,086	8,626,025
Isis Pharmaceuticals Inc.(a)(b)	1,204,389	10,562,491
ISTA Pharmaceuticals Inc.(a)(b)	385,919	3,477,130
Jazz Pharmaceuticals PLC(a)	266,350	12,909,984
K-V Pharmaceutical Co. Class A(a)(b)	636,419	840,073
Keryx Biopharmaceuticals Inc.(a)(b)	844,654	4,206,377
Lannett Co. Inc.(a)(b)	191,852	800,023
MannKind Corp.(a)(b)	1,207,365	2,982,191
MAP Pharmaceuticals Inc.(a)(b)	264,722	3,801,408
Medicis Pharmaceutical Corp. Class A	746,754	28,070,483
Medivation Inc.(a)(b)	379,092	28,325,754
Nabi Biopharmaceuticals(a)	446,113	829,770
Nature’s Sunshine Products Inc.(a)(b)	136,740	2,190,575
Nektar Therapeutics(a)(b)	1,379,103	10,922,496
Neogen Corp.(a)(b)	280,360	10,953,665
Neurocrine Biosciences Inc.(a)(b)	705,553	5,623,257
Nutraceutical International Corp.(a)(b)	110,326	1,606,347
Obagi Medical Products Inc.(a)	227,851	3,053,203
Omega Protein Corp.(a)	237,528	1,807,588
Onyx Pharmaceuticals Inc.(a)	766,330	28,875,314
Opko Health Inc.(a)(b)	1,323,184	6,258,660
Optimer Pharmaceuticals Inc.(a)(b)	561,620	7,806,518
Orexigen Therapeutics Inc.(a)(b)	549,073	2,251,199
Osiris Therapeutics Inc.(a)(b)	197,265	1,009,997
Pacira Pharmaceuticals Inc.(a)(b)	86,943	1,003,322
Pain Therapeutics Inc.(a)	451,114	1,619,499
Par Pharmaceutical Companies Inc.(a)	437,997	16,963,624
Pernix Therapeutics Holdings(a)(b)	48,320	434,880
Pharmacyclics Inc.(a)(b)	554,410	15,390,422
PharMerica Corp.(a)	352,676	4,383,763
POZEN Inc.(a)(b)	318,373	1,910,238
Progenics Pharmaceuticals Inc.(a)(b)	358,049	3,544,685
Questcor Pharmaceuticals Inc.(a)(b)	642,317	24,163,965
Raptor Pharmaceutical Corp.(a)(b)	574,234	3,881,822
Rigel Pharmaceuticals Inc.(a)	826,319	6,651,868
Sagent Pharmaceuticals Inc.(a)(b)	81,555	1,457,388
Salix Pharmaceuticals Ltd.(a)(b)	706,384	37,085,160
Santarus Inc.(a)(b)	636,336	3,722,566
Savient Pharmaceuticals Inc.(a)(b)	864,026	1,883,577
Schiff Nutrition International Inc.(a)	149,999	1,843,488
SciClone Pharmaceuticals Inc.(a)(b)	414,063	2,612,737
SIGA Technologies Inc.(a)(b)	408,437	1,372,348
Sucampo Pharmaceuticals Inc. Class A(a)(b)	149,054	1,110,452
Synta Pharmaceuticals Corp.(a)(b)	320,113	1,392,491
Synutra International Inc.(a)(b)	206,985	1,217,072
Targacept Inc.(a)(b)	332,215	1,700,941
Theravance Inc.(a)(b)	834,129	16,265,515
USANA Health Sciences Inc.(a)(b)	77,700	2,900,541
Vanda Pharmaceuticals Inc.(a)(b)	335,887	1,608,899
ViroPharma Inc.(a)(b)	855,796	25,733,786
VIVUS Inc.(a)	1,184,771	26,491,480
XenoPort Inc.(a)	432,393	1,945,768
Zalicus Inc.(a)(b)	960,169	1,152,203
Zogenix Inc.(a)(b)	252,811	505,622

		553,745,579

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
PIPELINES – 0.14%
Crosstex Energy Inc.	487,674	6,895,711
SemGroup Corp.(a)	500,852	14,594,827

		21,490,538
REAL ESTATE – 0.24%
AV Homes Inc.(a)(b)	107,030	1,303,625
Consolidated-Tomoka Land Co.	50,479	1,501,750
Forestar Group Inc.(a)(b)	426,147	6,558,402
HFF Inc. Class A(a)	351,817	5,794,426
Kennedy-Wilson Holdings Inc.(b)	324,732	4,383,882
Sovran Self Storage Inc.	334,785	16,682,337

		36,224,422

REAL ESTATE INVESTMENT TRUSTS – 9.03%
Acadia Realty Trust(b)	516,700	11,646,418
AG Mortgage Investment Trust Inc.	119,897	2,366,767
Agree Realty Corp.(b)	138,132	3,119,021
Alexander’s Inc.(b)	24,914	9,813,126
American Assets Trust Inc.	390,494	8,903,263
American Campus Communities Inc.	897,155	40,120,772
American Capital Mortgage Investment Corp.	212,601	4,628,324
Anworth Mortgage Asset Corp.(b)	1,625,065	10,692,928
Apollo Commercial Real Estate Finance Inc.(b)	246,653	3,860,119
ARMOUR Residential Inc.(b)	2,147,360	14,494,680
Ashford Hospitality Trust Inc.(b)	630,151	5,677,661
Associated Estates Realty Corp.	504,157	8,237,925
BioMed Realty Trust Inc.	1,860,679	35,315,687
Campus Crest Communities Inc.	372,110	4,338,803
CapLease Inc.	829,039	3,341,027
Capstead Mortgage Corp.	1,092,284	14,319,843
CBL & Associates Properties Inc.(b)	1,794,537	33,952,640
Cedar Realty Trust Inc.(b)	683,259	3,498,286
Chatham Lodging Trust	170,230	2,160,219
Chesapeake Lodging Trust	390,360	7,014,769
Cogdell Spencer Inc.	545,571	2,313,221
Colonial Properties Trust	1,062,681	23,092,058
Colony Financial Inc.	400,959	6,567,708
CoreSite Realty Corp.	241,160	5,688,964
Cousins Properties Inc.	1,096,932	8,314,745
CreXus Investment Corp.(b)	688,521	7,119,307
CubeSmart	1,482,581	17,642,714
CYS Investments Inc.	1,349,707	17,667,665
DCT Industrial Trust Inc.(b)	2,971,676	17,532,888
DiamondRock Hospitality Co.(b)	2,024,563	20,832,753
DuPont Fabros Technology Inc.(b)	710,412	17,369,573
Dynex Capital Inc.	650,906	6,216,152
EastGroup Properties Inc.	328,043	16,474,319
Education Realty Trust Inc.	1,109,191	12,023,630
Entertainment Properties Trust(b)	564,173	26,166,344
Equity Lifestyle Properties Inc.	392,691	27,386,270
Equity One Inc.(b)	648,395	13,110,547
Excel Trust Inc.(b)	376,476	4,547,830
Extra Space Storage Inc.	1,135,565	32,692,916
FelCor Lodging Trust Inc.(a)	1,506,153	5,422,151
First Industrial Realty Trust Inc.(a)	1,046,343	12,922,336
First Potomac Realty Trust(b)	606,152	7,328,378
Franklin Street Properties Corp.	854,948	9,062,449
Getty Realty Corp.(b)	314,164	4,894,675
Gladstone Commercial Corp.(b)	131,567	2,264,268

Security	Shares	Value
Glimcher Realty Trust	1,685,448	17,225,279
Government Properties Income Trust(b)	428,023	10,319,635
Hatteras Financial Corp.	904,126	25,225,115
Healthcare Realty Trust Inc.	941,426	20,711,372
Hersha Hospitality Trust	1,695,895	9,259,587
Highwoods Properties Inc.(b)	869,694	28,978,204
Home Properties Inc.(b)	581,016	35,447,786
Hudson Pacific Properties Inc.	264,525	4,002,263
Inland Real Estate Corp.(b)	930,910	8,257,172
Invesco Mortgage Capital Inc.	1,395,683	24,633,805
Investors Real Estate Trust(b)	1,020,970	7,851,259
iStar Financial Inc.(a)(b)	993,026	7,199,438
Kilroy Realty Corp.(b)	826,208	38,509,555
Kite Realty Group Trust	678,499	3,575,690
LaSalle Hotel Properties	1,029,176	28,961,013
Lexington Realty Trust(b)	1,446,599	13,004,925
LTC Properties Inc.(b)	366,062	11,713,984
Medical Properties Trust Inc.	1,629,451	15,121,305
MFA Financial Inc.	4,306,766	32,171,542
Mid-America Apartment Communities Inc.	494,837	33,168,924
Mission West Properties Inc.(b)	210,055	2,071,142
Monmouth Real Estate Investment Corp. Class A(b)	472,121	4,598,459
MPG Office Trust Inc.(a)(b)	609,982	1,427,358
National Health Investors Inc.(b)	295,984	14,438,100
National Retail Properties Inc.(b)	1,263,390	34,351,574
Newcastle Investment Corp.	1,269,415	7,971,926
NorthStar Realty Finance Corp.(b)	1,370,484	7,414,318
Omega Healthcare Investors Inc.	1,229,103	26,130,730
One Liberty Properties Inc.(b)	136,671	2,501,079
Parkway Properties Inc.(b)	267,590	2,804,343
Pebblebrook Hotel Trust	613,886	13,861,546
Pennsylvania Real Estate Investment Trust(b)	670,008	10,231,022
PennyMac Mortgage Investment Trust(c)	363,630	6,788,972
Post Properties Inc.	640,923	30,033,652
Potlatch Corp.(b)	485,574	15,217,889
PS Business Parks Inc.	224,581	14,719,039
RAIT Financial Trust(b)	603,285	2,998,326
Ramco-Gershenson Properties Trust	469,656	5,739,196
Redwood Trust Inc.(b)	947,777	10,615,102
Resource Capital Corp.(b)	1,006,207	5,423,456
Retail Opportunity Investments Corp.	598,220	7,202,569
RLJ Lodging Trust	335,366	6,247,869
Sabra Healthcare REIT Inc.	445,658	7,326,618
Saul Centers Inc.	89,224	3,601,081
STAG Industrial Inc.	194,911	2,720,958
Starwood Property Trust Inc.	1,127,438	23,698,747
Strategic Hotels & Resorts Inc.(a)	2,111,313	13,892,440
Summit Hotel Properties Inc.(b)	333,451	2,527,559
Sun Communities Inc.(b)	319,775	13,855,851
Sunstone Hotel Investors Inc.(a)	1,427,435	13,903,217
Tanger Factory Outlet Centers Inc.	1,039,213	30,895,802
Terreno Realty Corp.	159,181	2,277,880
Two Harbors Investment Corp.	2,536,527	25,720,384
UMH Properties Inc.	145,973	1,599,864
Universal Health Realty Income Trust	144,259	5,716,984
Urstadt Biddle Properties Inc. Class A(b)	278,847	5,504,440
Washington Real Estate Investment Trust(b)	797,648	23,690,146
Whitestone REIT Class B	98,528	1,284,805
Winthrop Realty Trust	348,692	4,041,340

		1,342,539,775

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
RETAIL – 7.17%
Aeropostale Inc.(a)	976,420	21,110,200
AFC Enterprises Inc.(a)	299,915	5,086,558
America’s Car-Mart Inc.(a)(b)	102,857	4,523,651
ANN INC.(a)	584,927	16,752,309
Asbury Automotive Group Inc.(a)(b)	354,843	9,580,761
Ascena Retail Group Inc.(a)	759,742	33,671,765
Barnes & Noble Inc.(a)(b)	351,855	4,662,079
Bebe Stores Inc.	467,527	4,315,274
Benihana Inc.	173,837	2,268,573
Big 5 Sporting Goods Corp.	271,163	2,125,918
Biglari Holdings Inc.(a)	14,698	5,921,089
BJ’s Restaurants Inc.(a)(b)	290,948	14,649,232
Bob Evans Farms Inc.	365,435	13,784,208
Body Central Corp.(a)(b)	143,036	4,150,905
Bon-Ton Stores Inc. (The)(b)	145,472	1,344,161
Bravo Brio Restaurant Group Inc.(a)(b)	235,262	4,695,829
Brown Shoe Co. Inc.	510,517	4,712,072
Buckle Inc. (The)(b)	325,026	15,568,745
Buffalo Wild Wings Inc.(a)(b)	221,611	20,097,902
Build-A-Bear Workshop Inc.(a)(b)	178,097	935,009
Cabela’s Inc.(a)	522,964	19,951,077
Caribou Coffee Co. Inc.(a)(b)	157,853	2,942,380
Carrols Restaurant Group Inc.(a)(b)	149,725	2,283,306
Casey’s General Stores Inc.	459,054	25,459,135
Cash America International Inc.	355,463	17,037,342
Casual Male Retail Group Inc.(a)	504,132	1,693,883
Cato Corp. (The) Class A	333,229	9,210,450
CEC Entertainment Inc.	218,847	8,296,490
Charming Shoppes Inc.(a)(b)	1,406,345	8,297,435
Cheesecake Factory Inc. (The)(a)(b)	661,002	19,426,849
Children’s Place Retail Stores Inc. (The)(a)(b)	296,356	15,312,714
Christopher & Banks Corp.	427,564	795,269
Citi Trends Inc.(a)(b)	183,447	2,102,303
Coinstar Inc.(a)(b)	379,265	24,102,291
Coldwater Creek Inc.(a)	863,544	1,001,711
Collective Brands Inc.(a)(b)	746,104	14,668,405
Conn’s Inc.(a)(b)	174,371	2,676,595
Cost Plus Inc.(a)(b)	232,104	4,154,662
Cracker Barrel Old Country Store Inc.	278,444	15,537,175
Denny’s Corp.(a)	1,197,708	4,838,740
Destination Maternity Corp.	131,180	2,436,013
DineEquity Inc.(a)(b)	187,790	9,314,384
Domino’s Pizza Inc.	703,650	25,542,495
Einstein Noah Restaurant Group Inc.	74,994	1,118,910
Express Inc.(a)	668,390	16,696,382
EZCORP Inc. Class A NVS(a)	566,643	18,390,399
Finish Line Inc. (The) Class A	625,240	13,267,593
First Cash Financial Services Inc.(a)	356,633	15,295,989
Francesca’s Holdings Corp.(a)	120,400	3,805,844
Fred’s Inc. Class A	450,670	6,584,289
Genesco Inc.(a)	286,540	20,530,591
GNC Holdings Inc. Class A	277,167	9,670,357
Gordmans Stores Inc.(a)(b)	64,469	1,416,384
Group 1 Automotive Inc.(b)	274,535	15,420,631
Harris Teeter Supermarkets Inc.	594,339	23,832,994
Haverty Furniture Companies Inc.	228,919	2,541,001
hhgregg Inc.(a)(b)	200,350	2,279,983
Hibbett Sports Inc.(a)(b)	331,461	18,081,197
Hot Topic Inc.	507,797	5,154,140
HSN Inc.	483,444	18,385,375
Jack in the Box Inc.(a)	531,243	12,733,895

Security	Shares	Value
Jamba Inc.(a)(b)	780,784	1,616,223
Jos. A. Bank Clothiers Inc.(a)(b)	333,863	16,830,034
Kenneth Cole Productions Inc. Class A(a)	91,315	1,470,171
Kirkland’s Inc.(a)	187,315	3,030,757
Krispy Kreme Doughnuts Inc.(a)(b)	701,273	5,119,293
Lithia Motors Inc. Class A	266,401	6,979,706
Liz Claiborne Inc.(a)(b)	1,146,667	15,319,471
Luby’s Inc.(a)(b)	221,354	1,343,619
Lumber Liquidators Holdings Inc.(a)	281,775	7,075,370
MarineMax Inc.(a)(b)	275,813	2,269,941
Mattress Firm Holding Corp.(a)	70,358	2,666,568
Men’s Wearhouse Inc. (The)	622,704	24,142,234
New York & Co. Inc.(a)(b)	319,841	1,193,007
Nu Skin Enterprises Inc. Class A	662,708	38,377,420
O’Charley’s Inc.(a)(b)	226,027	2,224,106
Office Depot Inc.(a)	3,370,997	11,629,940
OfficeMax Inc.(a)(b)	1,036,570	5,929,180
P.F. Chang’s China Bistro Inc.(b)	257,197	10,164,425
Pacific Sunwear of California Inc.(a)(b)	570,603	1,004,261
Pantry Inc. (The)(a)(b)	274,920	3,576,709
Papa John’s International Inc.(a)	225,182	8,480,354
PC Connection Inc.	112,819	927,372
Penske Automotive Group Inc.	539,548	13,289,067
Pep Boys - Manny, Moe & Jack (The)	652,841	9,740,388
PetMed Express Inc.	243,300	3,012,054
Pier 1 Imports Inc.(a)(b)	1,186,757	21,575,242
PriceSmart Inc.	215,180	15,667,256
Red Robin Gourmet Burgers Inc.(a)	157,293	5,849,727
Regis Corp.	698,815	12,879,160
Rite Aid Corp.(a)(b)	7,156,909	12,453,022
Roundy’s Inc.(a)	231,494	2,476,986
Ruby Tuesday Inc.(a)	784,209	7,159,828
rue21 Inc.(a)(b)	180,880	5,307,019
Rush Enterprises Inc. Class A(a)(b)	390,169	8,279,386
Ruth’s Hospitality Group Inc.(a)	429,438	3,259,434
Saks Inc.(a)(b)	1,392,066	16,161,886
Shoe Carnival Inc.(a)(b)	109,331	3,522,645
Sonic Automotive Inc.	484,216	8,672,309
Sonic Corp.(a)	743,331	5,708,782
Stage Stores Inc.	374,102	6,075,416
Stein Mart Inc.(a)	338,688	2,235,341
Steinway Musical Instruments Inc.(a)	80,629	2,015,725
Susser Holdings Corp.(a)	113,471	2,912,801
Systemax Inc.(a)(b)	133,592	2,252,361
Talbots Inc. (The)(a)(b)	858,785	2,602,119
Teavana Holdings Inc.(a)(b)	88,373	1,742,716
Texas Roadhouse Inc.	759,740	12,642,074
Tuesday Morning Corp.(a)	530,476	2,037,028
Vera Bradley Inc.(a)(b)	240,561	7,262,537
Vitamin Shoppe Inc.(a)	300,953	13,305,132
West Marine Inc.(a)	175,272	2,099,759
Wet Seal Inc. Class A(a)	1,101,171	3,799,040
Winmark Corp.	27,180	1,574,809
World Fuel Services Corp.	856,431	35,113,671
Zale Corp.(a)(b)	379,378	1,172,278
Zumiez Inc.(a)(b)	257,596	9,301,792

		1,066,772,249

SAVINGS & LOANS – 0.95%
Astoria Financial Corp.	1,055,266	10,404,923
Bank Mutual Corp.	566,385	2,288,195
BankFinancial Corp.	257,916	1,707,404

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
Beneficial Mutual Bancorp Inc.(a)(b)	404,600	3,536,204
Berkshire Hills Bancorp Inc.	249,572	5,720,190
BofI Holding Inc.(a)	115,974	1,980,836
Brookline Bancorp Inc.	821,173	7,694,391
Cape Bancorp Inc.(a)(b)	133,354	1,064,165
Charter Financial Corp.	80,409	720,465
Clifton Savings Bancorp Inc.	103,376	1,078,212
Dime Community Bancshares Inc.	379,751	5,548,162
ESB Financial Corp.(b)	152,443	2,198,228
ESSA Bancorp Inc.	134,575	1,318,835
First Defiance Financial Corp.	120,475	2,031,208
First Financial Holdings Inc.	198,177	2,179,947
First PacTrust Bancorp Inc.	112,030	1,335,398
Flagstar Bancorp Inc.(a)	2,315,471	2,130,233
Flushing Financial Corp.	379,519	5,108,326
Fox Chase Bancorp Inc.	155,810	2,025,530
Home Federal Bancorp Inc.	190,200	1,926,726
HomeStreet Inc.(a)	52,677	1,464,421
Investors Bancorp Inc.(a)	561,880	8,439,438
Kearny Financial Corp.	160,176	1,561,716
Meridian Interstate Bancorp Inc.(a)(b)	106,116	1,393,303
Northfield Bancorp Inc.	195,795	2,784,205
Northwest Bancshares Inc.	1,176,178	14,937,461
OceanFirst Financial Corp.	179,147	2,551,053
Oritani Financial Corp.	555,270	8,151,364
Provident Financial Services Inc.	731,195	10,624,263
Provident New York Bancorp	462,815	3,915,415
Rockville Financial Inc.	358,293	4,174,113
Roma Financial Corp.	91,760	898,330
Territorial Bancorp Inc.	131,901	2,744,860
United Financial Bancorp Inc.	197,570	3,125,557
ViewPoint Financial Group	423,479	6,513,107
Westfield Financial Inc.	322,167	2,548,341
WSFS Financial Corp.	77,811	3,190,251

		141,014,776

SEMICONDUCTORS – 3.12%
Aeroflex Holding Corp.(a)(b)	241,134	2,686,233
Alpha & Omega Semiconductor Ltd.(a)(b)	181,352	1,744,606
Amkor Technology Inc.(a)(b)	1,087,832	6,684,728
Amtech Systems Inc.(a)(b)	118,717	988,913
ANADIGICS Inc.(a)(b)	825,262	1,955,871
Applied Micro Circuits Corp.(a)(b)	766,349	5,318,462
ATMI Inc.(a)	384,355	8,955,471
Axcelis Technologies Inc.(a)	1,305,169	2,244,891
AXT Inc.(a)(b)	390,487	2,479,592
Brooks Automation Inc.	798,347	9,843,618
Cabot Microelectronics Corp.(b)	285,503	11,100,357
Cavium Inc.(a)(b)	585,841	18,125,920
CEVA Inc.(a)(b)	280,260	6,364,705
Cirrus Logic Inc.(a)(b)	801,026	19,064,419
Cohu Inc.	292,449	3,325,145
Diodes Inc.(a)(b)	426,550	9,887,429
DSP Group Inc.(a)	247,430	1,647,884
eMagin Corp.(a)(b)	222,975	724,669
Emcore Corp.(a)(b)	276,666	1,319,697
Emulex Corp.(a)	1,057,516	10,977,016
Entegris Inc.(a)	1,625,124	15,178,658
Entropic Communications Inc.(a)(b)	1,031,306	6,012,514
Exar Corp.(a)(b)	447,868	3,762,091
FormFactor Inc.(a)(b)	611,859	3,414,173
FSI International Inc.(a)(b)	475,880	2,327,053

Security	Shares	Value
GSI Group Inc.(a)	314,965	3,798,478
GSI Technology Inc.(a)	255,380	1,082,811
GT Advanced Technologies Inc.(a)(b)	1,431,353	11,837,289
Hittite Microwave Corp.(a)	379,052	20,586,314
Inphi Corp.(a)(b)	257,981	3,658,171
Integrated Device Technology Inc.(a)	1,790,618	12,802,919
Integrated Silicon Solution Inc.(a)	326,355	3,642,122
Intermolecular Inc.(a)(b)	118,678	736,990
IXYS Corp.(a)(b)	292,739	3,864,155
Kopin Corp.(a)(b)	817,950	3,329,056
Kulicke and Soffa Industries Inc.(a)	873,211	10,854,013
Lattice Semiconductor Corp.(a)	1,427,989	9,181,969
LTX-Credence Corp.(a)(b)	600,245	4,315,762
MaxLinear Inc. Class A(a)(b)	187,722	1,045,612
Micrel Inc.	605,545	6,212,892
Microsemi Corp.(a)	1,045,033	22,405,507
Mindspeed Technologies Inc.(a)(b)	410,558	2,615,254
MIPS Technologies Inc.(a)(b)	627,801	3,415,237
MKS Instruments Inc.	632,192	18,668,630
Monolithic Power Systems Inc.(a)(b)	362,694	7,134,191
MoSys Inc.(a)(b)	404,791	1,607,020
Nanometrics Inc.(a)	243,620	4,509,406
OmniVision Technologies Inc.(a)(b)	633,129	12,662,580
Pericom Semiconductor Corp.(a)	308,843	2,498,540
Photronics Inc.(a)(b)	712,477	4,737,972
PLX Technology Inc.(a)(b)	526,990	2,118,500
Power Integrations Inc.(b)	350,117	12,996,343
Rambus Inc.(a)(b)	1,194,499	7,704,519
Richardson Electronics Ltd.	166,840	1,998,743
Rubicon Technology Inc.(a)(b)	216,477	2,257,855
Rudolph Technologies Inc.(a)(b)	385,329	4,281,005
Semtech Corp.(a)(b)	789,237	22,461,685
Sigma Designs Inc.(a)	386,932	2,004,308
Silicon Image Inc.(a)	966,112	5,680,739
Standard Microsystems Corp.(a)	277,210	7,171,423
Supertex Inc.(a)	121,873	2,202,245
Tessera Technologies Inc.(a)	620,144	10,697,484
TriQuint Semiconductor Inc.(a)(b)	1,984,127	13,680,556
Ultra Clean Holdings Inc.(a)	280,902	2,118,001
Ultratech Inc.(a)	302,527	8,767,232
Veeco Instruments Inc.(a)(b)	492,800	14,094,080
Volterra Semiconductor Corp.(a)	298,378	10,268,679

		463,840,402

SOFTWARE – 4.57%
Accelrys Inc.(a)	669,687	5,344,102
ACI Worldwide Inc.(a)	472,988	19,047,227
Actuate Corp.(a)	458,168	2,877,295
Acxiom Corp.(a)	978,288	14,361,268
Advent Software Inc.(a)	396,552	10,151,731
American Software Inc. Class A	279,876	2,401,336
Aspen Technology Inc.(a)	1,023,411	21,010,628
athenahealth Inc.(a)(b)	421,788	31,262,927
AVG Technologies(a)	96,659	1,445,052
Avid Technology Inc.(a)	360,846	3,969,306
Blackbaud Inc.	538,074	17,880,199
Bottomline Technologies Inc.(a)	433,891	12,122,915
Callidus Software Inc.(a)(b)	367,270	2,868,379
CommVault Systems Inc.(a)	532,662	26,441,342
Computer Programs and Systems Inc.	134,027	7,575,206
Concur Technologies Inc.(a)(b)	539,998	30,985,085
Convio Inc.(a)(b)	178,226	2,757,156

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
Cornerstone OnDemand Inc.(a)(b)	138,771	3,030,759
CSG Systems International Inc.(a)	421,960	6,388,474
Deltek Inc.(a)(b)	271,488	2,894,062
Digi International Inc.(a)	307,330	3,377,557
DynaVox Inc.(a)(b)	109,827	338,267
Ebix Inc.(b)	349,103	8,085,225
Envestnet Inc.(a)	235,161	2,944,216
EPAM Systems Inc.(a)	44,420	911,498
EPIQ Systems Inc.	378,884	4,584,496
ePocrates Inc.(a)(b)	80,647	691,951
Fair Isaac Corp.	431,845	18,957,996
FalconStor Software Inc.(a)(b)	360,424	1,347,986
Geeknet Inc.(a)(b)	51,836	749,549
Glu Mobile Inc.(a)(b)	565,770	2,743,985
Greenway Medical Technologies(a)	92,590	1,414,775
Guidance Software Inc.(a)(b)	156,877	1,733,491
Guidewire Software Inc.(a)	106,779	3,286,658
Imperva Inc.(a)(b)	67,686	2,649,907
inContact Inc.(a)(b)	362,879	2,024,865
InnerWorkings Inc.(a)(b)	314,116	3,659,451
Interactive Intelligence Group Inc.(a)(b)	173,979	5,308,099
JDA Software Group Inc.(a)	512,917	14,094,959
Jive Software Inc.(a)	186,446	5,063,873
ManTech International Corp. Class A	281,774	9,709,932
MedAssets Inc.(a)	579,199	7,622,259
Medidata Solutions Inc.(a)(b)	254,214	6,772,261
MicroStrategy Inc. Class A(a)	96,597	13,523,580
MModal Inc.(a)(b)	401,563	4,236,490
Monotype Imaging Holdings Inc.(a)	433,752	6,462,905
NetSuite Inc.(a)(b)	346,136	17,407,179
Omnicell Inc.(a)	402,087	6,115,743
OPNET Technologies Inc.	174,386	5,057,194
Parametric Technology Corp.(a)	1,440,658	40,251,985
PDF Solutions Inc.(a)(b)	278,246	2,345,614
Pegasystems Inc.	200,129	7,636,923
Progress Software Corp.(a)(b)	748,707	17,684,459
PROS Holdings Inc.(a)(b)	257,942	4,823,515
QAD Inc. Class A(a)	80,118	1,049,546
QLIK Technologies Inc.(a)	851,381	27,244,192
Quality Systems Inc.(b)	468,695	20,496,032
Quest Software Inc.(a)	685,123	15,942,812
RealPage Inc.(a)(b)	364,883	6,994,807
Rosetta Stone Inc.(a)(b)	129,357	1,334,964
Schawk Inc.	145,251	1,817,090
SciQuest Inc.(a)(b)	150,017	2,286,259
SeaChange International Inc.(a)	313,918	2,442,282
Smith Micro Software Inc.(a)(b)	420,260	979,206
SolarWinds Inc.(a)	689,159	26,635,995
SS&C Technologies Holdings Inc.(a)	307,008	7,162,497
Synchronoss Technologies Inc.(a)(b)	318,909	10,179,575
SYNNEX Corp.(a)(b)	304,005	11,594,751
Take-Two Interactive Software Inc.(a)(b)	892,211	13,726,666
Taleo Corp. Class A(a)	496,667	22,811,915
Tangoe Inc.(a)(b)	123,281	2,318,916
THQ Inc.(a)(b)	806,627	451,711
Tyler Technologies Inc.(a)	358,566	13,772,520
Ultimate Software Group Inc. (The)(a)(b)	312,552	22,903,811
Verint Systems Inc.(a)	254,862	8,254,980

		678,833,819

STORAGE & WAREHOUSING – 0.09%
Mobile Mini Inc.(a)(b)	445,096	9,400,428
Wesco Aircraft Holdings Inc.(a)(b)	251,616	4,076,179

		13,476,607

Security	Shares	Value
TELECOMMUNICATIONS – 2.82%
8x8 Inc.(a)	755,508	3,173,134
ADTRAN Inc.	782,240	24,398,066
Alaska Communications Systems Group Inc.(b)	548,270	1,688,672
Anaren Inc.(a)	183,329	3,364,087
Anixter International Inc.(a)	350,620	25,430,469
ARRIS Group Inc.(a)(b)	1,392,479	15,735,013
Aruba Networks Inc.(a)(b)	1,085,895	24,193,741
Atlantic Tele-Network Inc.	113,685	4,133,587
Aviat Networks Inc.(a)	717,099	2,022,219
Black Box Corp.	218,200	5,566,282
Calix Inc.(a)(b)	481,149	4,104,201
Cbeyond Inc.(a)	341,117	2,728,936
Cincinnati Bell Inc.(a)	2,410,195	9,688,984
Communications Systems Inc.	76,855	1,009,106
Comtech Telecommunications Corp.	230,090	7,496,332
Consolidated Communications Holdings Inc.	317,595	6,234,390
Dialogic Inc.(a)(b)	182,302	158,621
DigitalGlobe Inc.(a)	429,125	5,724,527
Extreme Networks Inc.(a)(b)	1,118,490	4,283,817
Fairpoint Communications Inc.(a)(b)	274,187	1,030,943
Finisar Corp.(a)(b)	1,084,179	21,846,207
General Communication Inc. Class A(a)	448,404	3,910,083
GeoEye Inc.(a)(b)	269,991	6,498,683
Globalstar Inc.(a)(b)	1,207,646	845,352
Globecomm Systems Inc.(a)(b)	272,061	3,939,443
Harmonic Inc.(a)	1,396,846	7,640,748
Hickory Tech Corp.	164,118	1,696,980
IDT Corp. Class B	165,050	1,541,567
Infinera Corp.(a)(b)	1,259,502	10,227,156
InterDigital Inc.(b)	548,646	19,125,800
Iridium Communications Inc.(a)(b)	528,651	4,630,983
Ixia(a)(b)	463,778	5,792,587
KVH Industries Inc.(a)(b)	178,059	1,869,620
Leap Wireless International Inc.(a)(b)	738,999	6,451,461
LogMeIn Inc.(a)	247,504	8,719,566
Loral Space & Communications Inc.(a)	132,802	10,571,039
Lumos Networks Corp.	184,110	1,981,024
Meru Networks Inc.(a)(b)	127,187	515,107
Motricity Inc.(a)	429,649	472,614
NeoPhotonics Corp.(a)(b)	102,531	484,972
NETGEAR Inc.(a)	442,195	16,891,849
Neutral Tandem Inc.(a)	382,563	4,663,443
Novatel Wireless Inc.(a)	374,580	1,254,843
NTELOS Holdings Corp.	182,656	3,780,979
Numerex Corp. Class A(a)(b)	110,928	1,084,876
Oclaro Inc.(a)(b)	619,393	2,440,408
Oplink Communications Inc.(a)	238,529	4,078,846
Opnext Inc.(a)(b)	515,695	799,327
ORBCOMM Inc.(a)	406,702	1,565,803
Plantronics Inc.	526,258	21,187,147
Powerwave Technologies Inc.(a)(b)	387,420	794,211
Preformed Line Products Co.	30,185	1,977,117
Premiere Global Services Inc.(a)	629,500	5,690,680
Procera Networks Inc.(a)(b)	173,273	3,874,384
RF Micro Devices Inc.(a)	3,340,033	16,633,364
RigNet Inc.(a)	68,042	1,192,776
Shenandoah Telecommunications Co.	288,276	3,214,277
ShoreTel Inc.(a)(b)	563,478	3,200,555

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
Sonus Networks Inc.(a)	2,541,136	7,369,294
SureWest Communications	168,363	3,796,586
Sycamore Networks Inc.(a)	238,966	4,239,257
Symmetricom Inc.(a)	530,098	3,058,665
TeleNav Inc.(a)(b)	193,056	1,355,253
Ubiquiti Networks Inc.(a)(b)	106,986	3,383,967
UniTek Global Services Inc.(a)(b)	129,714	437,136
USA Mobility Inc.	268,077	3,734,313
ViaSat Inc.(a)(b)	438,833	21,156,139
Vonage Holdings Corp.(a)	1,688,506	3,731,598
Westell Technologies Inc. Class A(a)(b)	663,584	1,546,151

		419,059,363

TEXTILES – 0.12%
G&K Services Inc. Class A	225,144	7,699,925
UniFirst Corp.	170,675	10,505,046

		18,204,971

TOYS, GAMES & HOBBIES – 0.07%
JAKKS Pacific Inc.	327,555	5,715,835
LeapFrog Enterprises Inc.(a)	506,913	4,237,792

		9,953,627

TRANSPORTATION – 1.94%
Air Transport Services Group Inc.(a)(b)	653,497	3,783,748
Arkansas Best Corp.	305,247	5,741,696
Atlas Air Worldwide Holdings Inc.(a)(b)	317,711	15,634,558
Baltic Trading Ltd.	191,188	793,430
Bristow Group Inc.	439,303	20,967,932
CAI International Inc.(a)	148,357	2,697,130
Celadon Group Inc.	245,041	3,810,387
Covenant Transportation Group Class A(a)(b)	98,504	315,213
DHT Maritime Inc.	768,028	737,307
Eagle Bulk Shipping Inc.(a)(b)	746,728	1,448,652
Echo Global Logistics Inc.(a)(b)	138,324	2,227,016
Excel Maritime Carriers Ltd.(a)(b)	577,012	1,154,024
Forward Air Corp.	354,556	13,001,568
Frontline Ltd.(b)	624,633	4,803,428
Genco Shipping & Trading Ltd.(a)(b)	435,639	2,770,664
Genesee & Wyoming Inc. Class A(a)(b)	479,282	26,159,212
Golar LNG Ltd.(b)	482,442	18,356,918
GulfMark Offshore Inc. Class A(a)	288,033	13,237,997
Heartland Express Inc.	608,559	8,799,763
Hub Group Inc. Class A(a)	445,257	16,042,610
International Shipholding Corp.	65,496	1,512,303
Knight Transportation Inc.	740,241	13,072,656
Knightsbridge Tankers Ltd.(b)	265,783	3,821,959
Marten Transport Ltd.	188,719	4,165,028
Nordic American Tankers Ltd.(b)	642,236	10,198,708
Old Dominion Freight Line Inc.(a)	573,912	27,358,385
Overseas Shipholding Group Inc.(b)	324,878	4,103,209
Pacer International Inc.(a)	429,159	2,712,285
Patriot Transportation Holding Inc.(a)(b)	76,303	1,777,097
PHI Inc.(a)(b)	158,516	3,669,645
Quality Distribution Inc.(a)	204,615	2,819,595
RailAmerica Inc.(a)(b)	259,138	5,561,101
Roadrunner Transportation Systems Inc.(a)	109,716	1,903,573
Saia Inc.(a)(b)	194,365	3,306,149
Scorpio Tankers Inc.(a)(b)	361,503	2,552,211
Ship Finance International Ltd.(b)	546,253	8,357,671

Security	Shares	Value
Swift Transportation Co.(a)	956,918	11,042,834
Teekay Tankers Ltd. Class A	642,984	3,902,913
Ultrapetrol (Bahamas) Ltd.(a)(b)	257,378	514,756
Universal Truckload Services Inc.	66,195	996,897
Werner Enterprises Inc.	531,173	13,204,961

		289,037,189

TRUCKING & LEASING – 0.20%
AMERCO	105,101	11,089,206
Greenbrier Companies Inc. (The)(a)	241,139	4,772,141
TAL International Group Inc.	264,877	9,723,635
Textainer Group Holdings Ltd.	138,353	4,690,167

		30,275,149

VENTURE CAPITAL – 0.06%
Fidus Investment Corp.(b)	64,548	904,318
Harris & Harris Group Inc.(a)(b)	371,308	1,540,928
Hercules Technology Growth Capital Inc.	595,887	6,602,428

		9,047,674

WATER – 0.27%
American States Water Co.	225,963	8,166,303
Artesian Resources Corp. Class A	87,717	1,648,202
California Water Service Group	502,619	9,152,692
Connecticut Water Service Inc.	104,778	2,964,170
Consolidated Water Co. Ltd.	182,148	1,440,791
Middlesex Water Co.	190,412	3,596,883
PICO Holdings Inc.(a)(b)	272,914	6,399,833
SJW Corp.	170,028	4,101,075
York Water Co. (The)	156,268	2,703,436

		40,173,385

TOTAL COMMON STOCKS (Cost: $18,283,790,148)		14,839,076,838

RIGHTS – 0.00%

TRANSPORTATION – 0.00%
DHT Holdings Inc.(a)	3,323	345,592

		345,592

TOTAL RIGHTS (Cost: $0)		345,592

WARRANTS – 0.00%

OIL & GAS – 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)(a)(b)	144,927	14

		14

TOTAL WARRANTS (Cost: $0)		14

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iShares® Russell 2000 Index Fund

March 31, 2012

Security	Shares	Value
SHORT-TERM INVESTMENTS – 18.41%

MONEY MARKET FUNDS – 18.41%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25%(c)(e)(f)	2,526,031,685	2,526,031,685
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%(c)(e)(f)	195,747,522	195,747,522
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%(c)(e)	15,835,841	15,835,841

		2,737,615,048

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,737,615,048)		2,737,615,048

TOTAL INVESTMENTS IN SECURITIES – 118.20% (Cost: $21,021,405,196)		17,577,037,492

Other Assets, Less Liabilities – (18.20)%		(2,706,723,983)

NET ASSETS – 100.00%		$14,870,313,509

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® Russell 2000 Growth Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.91%

ADVERTISING – 0.06%
Marchex Inc. Class B	56,563	$252,271
MDC Partners Inc.	166,104	1,847,076
Valuevision Media Inc. Class A(a)(b)	215,808	446,723

		2,546,070

AEROSPACE & DEFENSE – 1.00%
AAR Corp.	67,013	1,222,987
AeroVironment Inc.(a)(b)	113,084	3,031,782
Astronics Corp.(a)	68,249	2,385,985
Cubic Corp.	46,220	2,185,282
GenCorp Inc.(a)	286,196	2,031,992
HEICO Corp.(b)	277,728	14,327,988
Kaman Corp.	96,468	3,275,089
LMI Aerospace Inc.(a)	30,866	561,761
Moog Inc. Class A(a)	29,506	1,265,512
National Presto Industries Inc.	31,997	2,427,292
Orbital Sciences Corp.(a)	164,537	2,163,662
Teledyne Technologies Inc.(a)	68,470	4,317,033
Triumph Group Inc.	29,253	1,832,993

		41,029,358

AGRICULTURE – 0.24%
Alico Inc.	8,109	187,399
Limoneira Co.(b)	50,274	849,128
Star Scientific Inc.(a)(b)	628,576	2,061,729
Tejon Ranch Co.(a)(b)	94,609	2,709,602
Vector Group Ltd.(b)	219,217	3,884,525

		9,692,383

AIRLINES – 0.15%
Alaska Air Group Inc.(a)	26,576	951,952
Allegiant Travel Co.(a)(b)	98,400	5,362,800

		6,314,752

APPAREL – 2.00%
Carter’s Inc.(a)	283,084	14,089,091
Cherokee Inc.	47,620	542,392
Columbia Sportswear Co.	55,127	2,615,776
Crocs Inc.(a)	600,940	12,571,665
Delta Apparel Inc.(a)	4,511	74,116
G-III Apparel Group Ltd.(a)(b)	110,000	3,126,200
Maidenform Brands Inc.(a)	155,904	3,509,399
Oxford Industries Inc.	85,495	4,344,856
Perry Ellis International Inc.(a)	5,405	100,911
R.G. Barry Corp.	5,491	66,990
Steven Madden Ltd.(a)	251,876	10,767,699
True Religion Apparel Inc.(a)	171,413	4,696,716
Warnaco Group Inc. (The)(a)	226,943	13,253,471
Wolverine World Wide Inc.	330,448	12,286,057

		82,045,339

Security	Shares	Value
AUTO MANUFACTURERS – 0.12%
Wabash National Corp.(a)	456,214	4,721,815

		4,721,815

AUTO PARTS & EQUIPMENT – 1.41%
Accuride Corp.(a)	26,224	227,887
American Axle & Manufacturing Holdings Inc.(a)	96,332	1,128,048
Amerigon Inc.(a)(b)	196,851	3,185,049
Commercial Vehicle Group Inc.(a)	192,650	2,352,257
Cooper Tire & Rubber Co.	413,530	6,293,927
Dana Holding Corp.	916,334	14,203,177
Dorman Products Inc.(a)	71,925	3,639,405
Douglas Dynamics Inc.	66,843	919,091
Exide Technologies Inc.(a)	123,295	385,913
Meritor Inc.(a)	427,848	3,452,733
Tenneco Inc.(a)(b)	402,518	14,953,544
Titan International Inc.(b)	280,179	6,626,233
Tower International Inc.(a)	44,445	541,340

		57,908,604

BANKS – 0.91%
Arrow Financial Corp.	3,492	85,205
Bank of the Ozarks Inc.	25,701	803,413
Bridge Bancorp Inc.	14,801	310,377
Bryn Mawr Bank Corp.	19,562	438,971
Cass Information Systems Inc.	61,668	2,463,637
Enterprise Financial Services Corp.	14,006	164,430
First Financial Bankshares Inc.(b)	94,449	3,325,549
Hampton Roads Bankshares Inc.(a)(b)	63,101	191,196
S.Y. Bancorp Inc.	11,658	270,466
Signature Bank(a)	306,706	19,334,746
SVB Financial Group(a)	63,413	4,079,992
Taylor Capital Group Inc.(a)	32,730	469,676
TrustCo Bank Corp. NY	31,390	179,237
Walker & Dunlop Inc.(a)	71,158	896,591
Westamerica Bancorp	87,505	4,200,240

		37,213,726

BEVERAGES – 0.38%
Boston Beer Co. Inc. (The) Class A(a)(b)	54,683	5,839,597
Coca-Cola Bottling Co. Consolidated	30,380	1,906,041
Craft Brew Alliance Inc.(a)(b)	22,342	171,140
Farmer Bros. Co.(a)	2,644	28,793
National Beverage Corp.(a)	74,627	1,197,017
Peet’s Coffee & Tea Inc.(a)(b)	85,358	6,290,885
Primo Water Corp.(a)(b)	64,485	125,746

		15,559,219

BIOTECHNOLOGY – 3.80%
Acorda Therapeutics Inc.(a)(b)	262,780	6,976,809
Aegerion Pharmaceuticals Inc.(a)	60,453	836,065
Affymax Inc.(a)(b)	113,614	1,333,828
Alnylam Pharmaceuticals Inc.(a)(b)	299,562	3,316,151
AMAG Pharmaceuticals Inc.(a)	14,988	238,759
Arena Pharmaceuticals Inc.(a)(b)	73,230	224,816
ARIAD Pharmaceuticals Inc.(a)(b)	1,048,867	16,729,429
ArQule Inc.(a)	357,113	2,503,362
Astex Pharmaceuticals Inc.(a)	25,354	47,158

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2012

Security	Shares	Value
BioCryst Pharmaceuticals Inc.(a)(b)	193,244	933,369
BioSante Pharmaceuticals Inc.(a)(b)	716,869	487,471
Biotime Inc.(a)(b)	166,335	733,537
Cell Therapeutics Inc.(a)(b)	1,320,186	1,716,242
Celldex Therapeutics Inc.(a)	54,859	279,232
Ceres Inc.(a)	21,654	346,247
Chelsea Therapeutics International Ltd.(a)(b)	387,476	991,939
Cleveland Biolabs Inc.(a)(b)	184,074	452,822
Complete Genomics Inc.(a)(b)	67,388	190,034
Cubist Pharmaceuticals Inc.(a)	418,958	18,119,934
Curis Inc.(a)(b)	358,027	1,725,690
Dynavax Technologies Corp.(a)(b)	1,020,414	5,163,295
Emergent BioSolutions Inc.(a)	161,910	2,590,560
Enzo Biochem Inc.(a)	20,586	55,376
Enzon Pharmaceuticals Inc.(a)(b)	15,963	109,187
Exact Sciences Corp.(a)(b)	258,353	2,883,220
Exelixis Inc.(a)(b)	988,451	5,120,176
Geron Corp.(a)	184,648	312,055
GTx Inc.(a)	144,474	556,225
Halozyme Therapeutics Inc.(a)	592,316	7,557,952
Harvard Bioscience Inc.(a)	9,076	35,578
ImmunoGen Inc.(a)(b)	358,231	5,154,944
Immunomedics Inc.(a)(b)	438,469	1,591,643
Incyte Corp.(a)(b)	588,947	11,366,677
InterMune Inc.(a)	166,432	2,441,557
Lexicon Pharmaceuticals Inc.(a)(b)	420,490	782,111
Ligand Pharmaceuticals Inc. Class B(a)	130,573	2,082,639
Medicines Co. (The)(a)	204,038	4,095,043
Momenta Pharmaceuticals Inc.(a)(b)	306,979	4,702,918
NewLink Genetics Corp.(a)(b)	33,478	306,324
Novavax Inc.(a)(b)	475,083	598,605
NPS Pharmaceuticals Inc.(a)	572,165	3,913,609
Nymox Pharmaceutical Corp.(a)(b)	103,160	829,406
OncoGenex Pharmaceutical Inc.(a)	96,967	1,288,691
Oncothyreon Inc.(a)(b)	200,068	872,297
Pacific Biosciences of California Inc.(a)(b)	48,202	164,851
PDL BioPharma Inc.	767,503	4,873,644
Peregrine Pharmaceuticals Inc.(a)(b)	658,465	355,637
PharmAthene Inc.(a)(b)	229,151	405,597
RTI Biologics Inc.(a)	20,193	74,714
Sangamo BioSciences Inc.(a)	349,891	1,714,466
Seattle Genetics Inc.(a)(b)	642,372	13,091,541
Sequenom Inc.(a)(b)	526,528	2,142,969
Spectrum Pharmaceuticals Inc.(a)(b)	381,975	4,824,344
Sunesis Pharmaceuticals Inc.(a)	180,507	518,055
Transcept Pharmaceuticals Inc.(a)(b)	25,648	269,817
Trius Therapeutics Inc.(a)	69,413	371,360
Verastem Inc.(a)	31,275	341,836
Vical Inc.(a)(b)	506,073	1,720,648
ZIOPHARM Oncology Inc.(a)(b)	445,692	2,406,737

		155,869,198

BUILDING MATERIALS – 0.53%
AAON Inc.(b)	125,640	2,536,672
Broadwind Energy Inc.(a)	256,331	120,501
Drew Industries Inc.(a)	48,574	1,326,556
Eagle Materials Inc.	239,969	8,338,923
Interline Brands Inc.(a)	19,199	414,890
Trex Co. Inc.(a)	103,984	3,335,807
USG Corp.(a)(b)	337,168	5,799,289

		21,872,638

Security	Shares	Value
CHEMICALS – 1.66%
A. Schulman Inc.	10,236	276,577
American Vanguard Corp.	24,428	529,843
Balchem Corp.	192,163	5,812,931
Chemtura Corp.(a)	393,730	6,685,535
Codexis Inc.(a)(b)	163,875	598,144
H.B. Fuller Co.	22,524	739,463
Hawkins Inc.(b)	57,735	2,147,742
Innophos Holdings Inc.	144,517	7,243,192
Innospec Inc.(a)	140,950	4,282,061
KMG Chemicals Inc.	40,482	730,700
Kraton Performance Polymers Inc.(a)(b)	185,436	4,927,035
NewMarket Corp.	60,011	11,246,061
Oil-Dri Corp. of America	5,302	112,880
Olin Corp.	319,985	6,959,674
OMNOVA Solutions Inc.(a)	302,922	2,044,723
PolyOne Corp.	450,883	6,492,715
Quaker Chemical Corp.	64,444	2,542,316
TPC Group Inc.(a)	57,110	2,524,833
Zep Inc.	146,607	2,111,141

		68,007,566

COAL – 0.21%
Cloud Peak Energy Inc.(a)	83,661	1,332,720
Hallador Energy Co.	26,417	233,526
Patriot Coal Corp.(a)(b)	567,391	3,540,520
SunCoke Energy Inc.(a)	225,385	3,202,721
Westmoreland Coal Co.(a)	17,233	192,492

		8,501,979

COMMERCIAL SERVICES – 8.59%
ABM Industries Inc.	97,663	2,373,211
Acacia Research Corp.(a)	284,772	11,886,383
Accretive Health Inc.(a)(b)	266,438	5,320,767
Advance America Cash Advance Centers Inc.	45,246	474,631
Advisory Board Co. (The)(a)(b)	111,001	9,836,909
American Public Education Inc.(a)	119,085	4,525,230
American Reprographics Co.(a)	34,275	184,742
AMN Healthcare Services Inc.(a)	120,745	731,715
Arbitron Inc.	180,694	6,682,064
AVEO Pharmaceuticals Inc.(a)	208,122	2,582,794
Avis Budget Group Inc.(a)(b)	699,026	9,891,218
Bridgepoint Education Inc.(a)(b)	118,578	2,934,806
Brink’s Co. (The)	269,171	6,425,112
Capella Education Co.(a)	91,274	3,281,300
Cardtronics Inc.(a)	286,789	7,528,211
CDI Corp.	10,810	193,823
Cenveo Inc.(a)(b)	195,361	660,320
Chemed Corp.	132,380	8,297,578
Consolidated Graphics Inc.(a)	56,411	2,552,598
Corporate Executive Board Co. (The)	229,811	9,884,171
CorVel Corp.(a)	41,083	1,638,801
CoStar Group Inc.(a)	168,356	11,624,982
CRA International Inc.(a)	12,277	309,626
Deluxe Corp.	342,369	8,018,282
DFC Global Corp.(a)(b)	289,400	5,460,978
Dollar Thrifty Automotive Group Inc.(a)	192,602	15,583,428
Electro Rent Corp.	51,833	954,246
Essex Rental Corp.(a)	14,092	53,831
ExamWorks Group Inc.(a)(b)	180,936	2,247,225

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2012

Security	Shares	Value
ExlService Holdings Inc.(a)	113,485	3,114,028
Forrester Research Inc.	97,706	3,165,674
Grand Canyon Education Inc.(a)	190,390	3,381,326
H&E Equipment Services Inc.(a)	88,357	1,671,714
Hackett Group Inc. (The)(a)	132,344	790,094
Healthcare Services Group Inc.	441,952	9,400,319
Heartland Payment Systems Inc.	256,660	7,402,074
Heidrick & Struggles International Inc.	10,183	224,332
HMS Holdings Corp.(a)	564,385	17,614,456
Huron Consulting Group Inc.(a)(b)	138,983	5,220,202
ICF International Inc.(a)	46,186	1,171,739
Insperity Inc.	152,586	4,675,235
Intersections Inc.	63,486	811,351
K12 Inc.(a)(b)	173,128	4,091,015
Kenexa Corp.(a)(b)	175,863	5,493,960
Kforce Inc.(a)	175,156	2,609,824
Korn/Ferry International(a)	16,896	283,008
Landauer Inc.	62,712	3,324,990
Matthews International Corp. Class A	75,846	2,399,767
MAXIMUS Inc.	231,076	9,397,861
McGrath RentCorp	68,179	2,189,228
Medifast Inc.(a)	91,870	1,604,050
MoneyGram International Inc.(a)	63,646	1,145,628
Monro Muffler Brake Inc.	202,998	8,422,387
Multi-Color Corp.	3,834	86,303
National American University Holdings Inc.	56,927	358,640
National Research Corp.	11,722	503,343
Odyssey Marine Exploration Inc.(a)(b)	124,830	386,973
On Assignment Inc.(a)	25,435	444,350
PAREXEL International Corp.(a)	354,763	9,567,958
Pendrell Corp.(a)	641,653	1,674,714
PRGX Global Inc.(a)	125,542	789,659
Providence Service Corp. (The)(a)	16,867	261,607
Quad Graphics Inc.(b)	14,596	202,884
Rollins Inc.	423,089	9,003,334
RPX Corp.(a)	66,573	1,129,078
ServiceSource International Inc.(a)	69,844	1,081,185
Sotheby’s	449,709	17,691,552
Standard Parking Corp.(a)(b)	104,741	2,147,191
Steiner Leisure Ltd.(a)	100,083	4,887,053
Strayer Education Inc.(b)	81,520	7,685,706
Swisher Hygiene Inc.(a)(b)	566,548	1,393,708
Team Health Holdings Inc.(a)	177,561	3,650,654
Team Inc.(a)	129,672	4,013,348
TeleTech Holdings Inc.(a)	168,524	2,713,236
TMS International Corp.(a)	35,677	431,692
TNS Inc.(a)	169,634	3,686,147
Transcend Services Inc.(a)(b)	58,673	1,722,053
TrueBlue Inc.(a)	175,830	3,143,840
United Rentals Inc.(a)(b)	122,795	5,266,678
Universal Technical Institute Inc.	149,899	1,977,168
Valassis Communications Inc.(a)(b)	298,025	6,854,575
Viad Corp.	17,418	338,432
Wright Express Corp.(a)	257,122	16,643,507
Zillow Inc.(a)	6,414	228,274
Zipcar Inc.(a)(b)	53,471	791,906

		352,499,992

COMPUTERS – 2.77%
3D Systems Corp.(a)(b)	279,102	6,570,061
CACI International Inc. Class A(a)(b)	12,696	790,834
Carbonite Inc.(a)(b)	33,519	369,044

Security	Shares	Value
Computer Task Group Inc.(a)	70,481	1,079,769
Digimarc Corp.(a)(b)	41,852	1,169,345
Dot Hill Systems Corp.(a)	82,793	125,017
Echelon Corp.(a)(b)	234,500	1,038,835
Electronics For Imaging Inc.(a)	21,009	349,170
iGATE Corp.(a)	206,082	3,453,934
Immersion Corp.(a)	174,104	950,608
j2 Global Inc.	306,192	8,781,587
Jack Henry & Associates Inc.	574,730	19,609,788
LivePerson Inc.(a)	350,761	5,882,262
Manhattan Associates Inc.(a)	136,077	6,467,740
Maxwell Technologies Inc.(a)(b)	186,124	3,411,653
Mentor Graphics Corp.(a)	284,759	4,231,519
MTS Systems Corp.	103,890	5,515,520
NCI Inc. Class A(a)	7,602	48,577
NetScout Systems Inc.(a)	248,731	5,059,188
OCZ Technology Group Inc.(a)(b)	437,762	3,055,579
RealD Inc.(a)	273,520	3,692,520
Silicon Graphics International Corp.(a)(b)	206,540	1,999,307
STEC Inc.(a)(b)	243,846	2,301,906
Stratasys Inc.(a)(b)	140,731	5,139,496
Super Micro Computer Inc.(a)(b)	188,855	3,297,408
Sykes Enterprises Inc.(a)	30,935	488,773
Synaptics Inc.(a)	214,121	7,817,558
Syntel Inc.	102,580	5,744,480
Unisys Corp.(a)(b)	119,709	2,360,661
Virtusa Corp.(a)	100,806	1,740,920
Wave Systems Corp. Class A(a)(b)	547,655	1,018,638

		113,561,697

COSMETICS & PERSONAL CARE – 0.15%
Elizabeth Arden Inc.(a)	132,360	4,629,953
Inter Parfums Inc.	106,865	1,676,712

		6,306,665

DISTRIBUTION & WHOLESALE – 1.57%
Beacon Roofing Supply Inc.(a)	306,109	7,885,368
Brightpoint Inc.(a)	198,035	1,594,182
Core-Mark Holding Co. Inc.	10,022	410,301
Houston Wire & Cable Co.	117,555	1,632,839
MWI Veterinary Supply Inc.(a)	83,583	7,355,304
Owens & Minor Inc.	345,491	10,506,381
Pool Corp.	320,736	12,001,941
Rentrak Corp.(a)	63,654	1,444,946
ScanSource Inc.(a)	26,230	978,903
Titan Machinery Inc.(a)	32,941	928,936
United Stationers Inc.	183,856	5,705,052
Watsco Inc.	187,239	13,863,175

		64,307,328

DIVERSIFIED FINANCIAL SERVICES – 1.78%
Aircastle Ltd.	37,674	461,130
Apollo Residential Mortgage Inc.	40,688	747,845
Artio Global Investors Inc. Class A	193,778	924,321
BGC Partners Inc. Class A	502,644	3,714,539
Cohen & Steers Inc.(b)	97,990	3,125,881
Credit Acceptance Corp.(a)(b)	44,483	4,493,228
Diamond Hill Investment Group Inc.	17,126	1,261,330
Duff & Phelps Corp. Class A	202,107	3,140,743
Ellie Mae Inc.(a)	57,094	637,169

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2012

Security	Shares	Value
Encore Capital Group Inc.(a)	107,187	2,417,067
Epoch Holding Corp.	98,191	2,344,801
Evercore Partners Inc. Class A	139,942	4,068,114
Financial Engines Inc.(a)(b)	255,063	5,703,209
FX Alliance Inc.(a)	11,095	173,970
GAMCO Investors Inc. Class A	28,456	1,411,702
Higher One Holdings Inc.(a)(b)	203,119	3,036,629
Imperial Holdings Inc.(a)	96,144	256,704
Ladenburg Thalmann Financial Services Inc.(a)(b)	697,945	1,242,342
Manning & Napier Inc.(a)	18,408	270,598
MarketAxess Holdings Inc.	191,097	7,126,007
Netspend Holdings Inc.(a)(b)	176,130	1,366,769
Portfolio Recovery Associates Inc.(a)	113,899	8,168,836
Pzena Investment Management Inc. Class A	56,032	327,787
Stifel Financial Corp.(a)	142,390	5,388,038
Teton Advisors Inc. Class B	263	4,076
Virtus Investment Partners Inc.(a)	40,996	3,516,637
Westwood Holdings Group Inc.	41,499	1,607,256
World Acceptance Corp.(a)(b)	100,185	6,136,331

		73,073,059

ELECTRIC – 0.09%
Ameresco Inc. Class A(a)(b)	117,178	1,587,762
Atlantic Power Corp.(a)	58,229	805,889
EnerNOC Inc.(a)	48,123	346,486
Genie Energy Ltd. Class B	83,878	811,100
Otter Tail Corp.	13,525	293,493

		3,844,730

ELECTRICAL COMPONENTS & EQUIPMENT – 1.42%
A123 Systems Inc.(a)(b)	102,120	114,374
Active Power Inc.(a)(b)	514,190	401,120
Acuity Brands Inc.	288,311	18,114,580
Belden Inc.	270,648	10,260,266
Capstone Turbine Corp.(a)(b)	1,771,209	1,806,633
Coleman Cable Inc.(a)(b)	56,251	546,760
EnerSys Inc.(a)	93,245	3,230,939
Generac Holdings Inc.(a)(b)	60,895	1,494,972
Graham Corp.	65,332	1,430,118
Insteel Industries Inc.	5,473	66,497
Littelfuse Inc.	126,162	7,910,357
Power-One Inc.(a)	426,511	1,940,625
PowerSecure International Inc.(a)	18,767	113,728
SatCon Technology Corp.(a)(b)	578,305	208,190
Universal Display Corp.(a)(b)	256,123	9,356,173
Valence Technology Inc.(a)(b)	226,568	183,135
Vicor Corp.	132,126	1,057,008

		58,235,475

ELECTRONICS – 2.49%
American Science and Engineering Inc.	60,473	4,054,715
Analogic Corp.	62,105	4,194,572
Badger Meter Inc.	83,462	2,836,873
Brady Corp. Class A	26,952	871,897
Coherent Inc.(a)	112,190	6,544,043
Cymer Inc.(a)	50,654	2,532,700
Daktronics Inc.	45,311	402,815
DDi Corp.	35,018	427,220
Electro Scientific Industries Inc.	13,496	202,575
ESCO Technologies Inc.	45,644	1,678,330

Security	Shares	Value
FARO Technologies Inc.(a)	108,809	6,346,829
FEI Co.(a)	238,049	11,690,586
Fluidigm Corp.(a)	43,125	678,356
II-VI Inc.(a)	344,566	8,148,986
InvenSense Inc.(a)(b)	31,070	562,367
Kemet Corp.(a)	14,464	135,383
LeCroy Corp.(a)	109,393	1,136,593
Measurement Specialties Inc.(a)	99,352	3,348,162
Microvision Inc.(a)(b)	98,628	269,254
Multi-Fineline Electronix Inc.(a)	9,981	273,978
Newport Corp.(a)	78,272	1,386,980
NVE Corp.(a)	31,797	1,685,241
OSI Systems Inc.(a)	97,703	5,989,194
Plexus Corp.(a)	214,228	7,495,838
Pulse Electronics Corp.	267,382	671,129
Rofin-Sinar Technologies Inc.(a)	89,303	2,354,920
Rogers Corp.(a)	36,077	1,397,984
SRS Labs Inc.(a)(b)	77,512	538,708
Stoneridge Inc.(a)	176,083	1,741,461
Taser International Inc.(a)	370,569	1,608,270
TTM Technologies Inc.(a)	81,985	942,008
Viasystems Group Inc.(a)	1,727	32,778
Watts Water Technologies Inc. Class A	19,300	786,475
Woodward Inc.	409,384	17,533,917
Zagg Inc.(a)(b)	147,838	1,571,518
Zygo Corp.(a)	15,893	311,026

		102,383,681

ENERGY – ALTERNATE SOURCES – 0.30%
Amyris Inc.(a)(b)	118,518	613,923
Clean Energy Fuels Corp.(a)(b)	330,050	7,023,464
FuelCell Energy Inc.(a)(b)	1,072,473	1,683,783
FutureFuel Corp.	42,960	471,701
Gevo Inc.(a)	40,364	370,945
KiOR Inc. Class A(a)(b)	40,724	544,480
Renewable Energy Group Inc.(a)	27,115	280,911
Solazyme Inc.(a)	56,270	823,230
Syntroleum Corp.(a)(b)	597,060	576,163

		12,388,600

ENGINEERING & CONSTRUCTION – 0.41%
Argan Inc.	8,642	138,618
Dycom Industries Inc.(a)	39,256	917,020
Exponent Inc.(a)	88,209	4,279,901
MasTec Inc.(a)(b)	377,082	6,821,413
Mistras Group Inc.(a)	97,631	2,325,570
MYR Group Inc.(a)	125,680	2,244,645

		16,727,167

ENTERTAINMENT – 1.27%
Churchill Downs Inc.	22,238	1,243,104
Cinemark Holdings Inc.	561,222	12,318,823
Lions Gate Entertainment Corp.(a)(b)	299,634	4,170,905
National CineMedia Inc.	367,215	5,618,390
Pinnacle Entertainment Inc.(a)	23,873	274,778
Scientific Games Corp. Class A(a)	203,175	2,369,021
Shuffle Master Inc.(a)	291,123	5,123,765
Six Flags Entertainment Corp.	277,585	12,982,650
Vail Resorts Inc.	189,651	8,202,406

		52,303,842

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2012

Security	Shares	Value
ENVIRONMENTAL CONTROL – 1.47%
Calgon Carbon Corp.(a)	299,383	4,673,369
Casella Waste Systems Inc. Class A(a)	146,528	912,869
Clean Harbors Inc.(a)	311,897	21,000,025
Darling International Inc.(a)	778,954	13,569,379
EnergySolutions Inc.(a)	117,965	578,029
Fuel Tech Inc.(a)(b)	115,461	630,417
GSE Holding Inc.(a)	38,190	501,435
Heckmann Corp.(a)(b)	328,914	1,417,619
Heritage-Crystal Clean Inc.(a)(b)	30,444	607,358
Met-Pro Corp.	6,374	67,309
Metalico Inc.(a)(b)	154,685	660,505
Mine Safety Appliances Co.	180,839	7,428,866
Rentech Inc.(a)(b)	1,413,154	2,939,360
Tetra Tech Inc.(a)	84,206	2,219,670
TRC Companies Inc.(a)	113,939	696,167
US Ecology Inc.	115,304	2,506,709

		60,409,086

FOOD – 1.59%
Arden Group Inc. Class A	4,238	385,192
B&G Foods Inc. Class A	183,344	4,127,073
Cal-Maine Foods Inc.	5,469	209,244
Calavo Growers Inc.	79,053	2,117,039
Chefs’ Warehouse Inc. (The)(a)	37,011	856,435
Diamond Foods Inc.(b)	147,153	3,358,031
Dole Food Co. Inc.(a)(b)	45,434	453,431
Fresh Market Inc. (The)(a)(b)	187,250	8,978,637
Hain Celestial Group Inc.(a)	58,464	2,561,308
J&J Snack Foods Corp.	95,182	4,993,248
Lancaster Colony Corp.	124,610	8,281,581
Lifeway Foods Inc.(a)(b)	29,057	268,777
Senomyx Inc.(a)	263,512	722,023
Smart Balance Inc.(a)	188,036	1,242,918
Tootsie Roll Industries Inc.	151,717	3,475,836
TreeHouse Foods Inc.(a)	139,246	8,285,137
United Natural Foods Inc.(a)	322,016	15,025,267

		65,341,177

FOREST PRODUCTS & PAPER – 0.16%
Deltic Timber Corp.	71,886	4,549,665
Neenah Paper Inc.	53,004	1,576,339
Xerium Technologies Inc.(a)(b)	73,861	476,403

		6,602,407

GAS – 0.04%
South Jersey Industries Inc.	35,739	1,788,380

		1,788,380

HAND & MACHINE TOOLS – 0.17%
Franklin Electric Co. Inc.	144,844	7,107,495

		7,107,495

Security	Shares	Value
HEALTH CARE – PRODUCTS – 5.48%
Abaxis Inc.(a)	149,986	4,369,092
ABIOMED Inc.(a)(b)	210,952	4,681,025
Accuray Inc.(a)(b)	400,861	2,830,079
Arthrocare Corp.(a)	181,902	4,884,069
AtriCure Inc.(a)	92,890	924,255
Atrion Corp.	10,541	2,215,824
Bacterin International Holdings Inc.(a)	157,868	382,041
BG Medicine Inc.(a)	43,198	303,250
BIOLASE Technology Inc.(a)(b)	43,293	117,324
BioMimetic Therapeutics Inc.(a)(b)	50,436	124,577
CardioNet Inc.(a)	40,079	123,443
Cardiovascular Systems Inc.(a)(b)	96,766	895,085
Cepheid Inc.(a)	433,891	18,149,661
Cerus Corp.(a)(b)	308,298	1,239,358
Chindex International Inc.(a)	31,823	302,319
Columbia Laboratories Inc.(a)	367,655	261,035
Conceptus Inc.(a)(b)	208,497	2,998,187
CryoLife Inc.(a)	17,381	91,598
Cyberonics Inc.(a)	188,776	7,198,029
Delcath Systems Inc.(a)(b)	323,530	1,015,884
DexCom Inc.(a)(b)	446,729	4,659,383
Endologix Inc.(a)	325,842	4,773,585
Exactech Inc.(a)(b)	38,806	615,075
Female Health Co. (The)(b)	118,717	643,446
Genomic Health Inc.(a)(b)	113,264	3,467,011
Haemonetics Corp.(a)	170,992	11,914,723
Hanger Orthopedic Group Inc.(a)	117,221	2,562,451
Hansen Medical Inc.(a)(b)	346,232	1,038,696
HeartWare International Inc.(a)(b)	80,010	5,255,857
ICU Medical Inc.(a)	19,575	962,307
Insulet Corp.(a)(b)	306,107	5,858,888
Integra LifeSciences Holdings Corp.(a)	130,408	4,523,854
Invacare Corp.	10,506	174,084
IRIS International Inc.(a)	84,472	1,141,217
Kensey Nash Corp.	56,493	1,652,985
Luminex Corp.(a)(b)	251,695	5,877,078
MAKO Surgical Corp.(a)(b)	212,994	8,977,697
Masimo Corp.(a)	349,772	8,177,669
Medical Action Industries Inc.(a)	46,027	263,274
MEDTOX Scientific Inc.(a)	48,609	819,548
Merge Healthcare Inc.(a)(b)	370,036	2,164,711
Meridian Bioscience Inc.	273,088	5,292,445
Merit Medical Systems Inc.(a)	278,769	3,462,311
Natus Medical Inc.(a)	101,477	1,210,621
Navidea Biopharmaceuticals Inc.(a)(b)	613,025	2,010,722
NuVasive Inc.(a)	281,359	4,738,086
NxStage Medical Inc.(a)(b)	297,204	5,727,121
OraSure Technologies Inc.(a)	311,012	3,573,528
Orthofix International NV(a)	120,253	4,519,108
PSS World Medical Inc.(a)(b)	341,454	8,652,444
Quidel Corp.(a)(b)	189,786	3,486,369
Rockwell Medical Technologies Inc.(a)(b)	108,220	1,023,761
Spectranetics Corp.(a)	221,781	2,306,522
Staar Surgical Co.(a)	205,594	2,226,583
Stereotaxis Inc.(a)(b)	283,487	184,267
Steris Corp.	394,286	12,467,323
Symmetry Medical Inc.(a)	61,370	433,886
Synergetics USA Inc.(a)(b)	148,091	962,591
Tornier NV(a)(b)	70,738	1,817,967
Unilife Corp.(a)(b)	431,327	1,751,188
Uroplasty Inc.(a)	115,948	349,003

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2012

Security	Shares	Value
Vascular Solutions Inc.(a)	111,599	1,204,153
Volcano Corp.(a)(b)	347,182	9,842,610
West Pharmaceutical Services Inc.	122,224	5,198,187
Young Innovations Inc.	12,953	400,507
Zeltiq Aesthetics Inc.(a)	34,326	211,791
Zoll Medical Corp.(a)	145,905	13,515,180

		225,197,948

HEALTH CARE – SERVICES – 1.57%
Air Methods Corp.(a)	75,431	6,581,355
Alliance Healthcare Services Inc.(a)	158,028	237,042
Bio-Reference Laboratories Inc.(a)(b)	163,617	3,846,636
Capital Senior Living Corp.(a)	60,080	555,139
Centene Corp.(a)	207,968	10,184,193
Emeritus Corp.(a)(b)	202,946	3,584,026
Ensign Group Inc. (The)	108,348	2,942,732
IPC The Hospitalist Co. Inc.(a)(b)	109,031	4,024,334
LHC Group Inc.(a)	5,287	97,968
Metropolitan Health Networks Inc.(a)	282,317	2,645,310
Molina Healthcare Inc.(a)	112,722	3,790,841
Neostem Inc.(a)(b)	266,839	100,732
RadNet Inc.(a)(b)	195,972	623,191
Select Medical Holdings Corp.(a)(b)	62,432	480,102
Skilled Healthcare Group Inc. Class A(a)	8,580	65,723
Sunrise Senior Living Inc.(a)(b)	287,788	1,818,820
U.S. Physical Therapy Inc.	78,900	1,818,645
Vanguard Health Systems Inc.(a)	72,226	712,148
WellCare Health Plans Inc.(a)	283,350	20,367,198

		64,476,135

HOLDING COMPANIES – DIVERSIFIED – 0.08%
Home Loan Servicing Solutions Ltd.	55,388	772,109
Horizon Pharma Inc.(a)(b)	30,051	124,411
Primoris Services Corp.	155,116	2,491,163

		3,387,683

HOME BUILDERS – 0.05%
Winnebago Industries Inc.(a)(b)	195,141	1,912,382

		1,912,382

HOME FURNISHINGS – 0.63%
DTS Inc.(a)	115,745	3,497,814
Ethan Allen Interiors Inc.	56,475	1,429,947
Select Comfort Corp.(a)	322,741	10,453,581
Skullcandy Inc.(a)(b)	23,030	364,565
TiVo Inc.(a)	793,819	9,517,890
Universal Electronics Inc.(a)	38,582	770,868

		26,034,665

HOUSEHOLD PRODUCTS & WARES – 0.22%
A.T. Cross Co. Class A(a)	56,310	677,973
American Greetings Corp. Class A	15,360	235,622
Spectrum Brands Holdings Inc.(a)	88,173	3,082,528
WD-40 Co.	106,320	4,821,612

		8,817,735

Security	Shares	Value
HOUSEWARES – 0.04%
Libbey Inc.(a)	132,623	1,716,142

		1,716,142

INSURANCE – 0.07%
AmTrust Financial Services Inc.	20,552	552,438
Crawford & Co. Class B	165,698	811,920
Flagstone Reinsurance Holdings SA	19,526	153,670
Greenlight Capital Re Ltd. Class A(a)	42,030	1,035,199
Hallmark Financial Services Inc.(a)	31,578	249,150
State Auto Financial Corp.	11,588	169,301

		2,971,678

INTERNET – 4.04%
1-800-FLOWERS.COM Inc.(a)	10,867	32,927
AboveNet Inc.(a)	154,523	12,794,504
Active Network Inc. (The)(a)	89,303	1,502,970
Ancestry.com Inc.(a)(b)	210,903	4,795,934
Angie’s List Inc.(a)(b)	34,140	644,905
Archipelago Learning Inc.(a)	51,442	572,035
Bankrate Inc.(a)(b)	112,929	2,794,993
Bazaarvoice Inc.(a)	53,640	1,065,827
Blue Nile Inc.(a)(b)	79,392	2,618,348
Boingo Wireless Inc.(a)	27,265	329,907
Brightcove Inc.(a)	28,280	701,344
BroadSoft Inc.(a)	150,150	5,743,238
Cogent Communications Group Inc.(a)(b)	306,152	5,841,380
comScore Inc.(a)	212,316	4,541,439
Constant Contact Inc.(a)(b)	196,222	5,845,453
DealerTrack Holdings Inc.(a)	236,284	7,149,954
Dice Holdings Inc.(a)(b)	322,393	3,007,927
Digital River Inc.(a)	30,885	577,858
ePlus Inc.(a)(b)	1,320	42,200
eResearchTechnology Inc.(a)	169,011	1,321,666
FriendFinder Networks Inc.(a)(b)	32,127	43,693
Global Sources Ltd.(a)	69,783	429,863
HealthStream Inc.(a)(b)	120,613	2,797,015
ICG Group Inc.(a)	16,309	145,966
InfoSpace Inc.(a)	34,928	447,428
Internap Network Services Corp.(a)	299,704	2,199,827
IntraLinks Holdings Inc.(a)(b)	211,460	1,118,623
Keynote Systems Inc.	97,460	1,925,810
Limelight Networks Inc.(a)(b)	358,051	1,177,988
Lionbridge Technologies Inc.(a)	409,916	1,180,558
Liquidity Services Inc.(a)	125,104	5,604,659
LoopNet Inc.(a)(b)	119,644	2,246,914
Move Inc.(a)	265,850	2,581,404
NIC Inc.	426,048	5,167,962
NutriSystem Inc.	179,092	2,011,203
OpenTable Inc.(a)(b)	156,783	6,345,008
Openwave Systems Inc.(a)	159,736	362,601
Overstock.com Inc.(a)(b)	74,595	390,878
Perficient Inc.(a)	113,872	1,367,603
Quepasa Corp.(a)(b)	43,888	194,863
QuinStreet Inc.(a)(b)	21,278	223,206
ReachLocal Inc.(a)(b)	67,176	478,965
Responsys Inc.(a)	63,158	756,001
Saba Software Inc.(a)(b)	197,851	1,940,918
Sapient Corp.	727,367	9,055,719
Shutterfly Inc.(a)(b)	198,380	6,215,245

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2012

Security	Shares	Value
Sourcefire Inc.(a)(b)	189,330	9,112,453
SPS Commerce Inc.(a)(b)	56,515	1,519,123
Stamps.com Inc.(a)	80,303	2,238,848
Support.com Inc.(a)(b)	201,634	635,147
TechTarget Inc.(a)(b)	66,533	461,074
TeleCommunication Systems Inc.(a)	126,367	351,300
Towerstream Corp.(a)(b)	284,627	1,351,978
Travelzoo Inc.(a)(b)	37,137	854,151
US Auto Parts Network Inc.(a)(b)	95,023	343,033
ValueClick Inc.(a)(b)	523,882	10,341,431
Vasco Data Security International Inc.(a)	180,146	1,943,775
VirnetX Holding Corp.(a)(b)	271,067	6,486,633
Vocus Inc.(a)	117,773	1,560,492
Web.com Group Inc.(a)(b)	192,921	2,783,850
Websense Inc.(a)	251,029	5,294,202
XO Group Inc.(a)	99,848	937,573
Zix Corp.(a)(b)	429,225	1,249,045

		165,798,837

IRON & STEEL – 0.03%
Metals USA Holdings Corp.(a)	77,271	1,113,475

		1,113,475

LEISURE TIME – 0.83%
Ambassadors Group Inc.	26,451	141,513
Brunswick Corp.	592,803	15,264,677
Interval Leisure Group Inc.	267,448	4,653,595
Life Time Fitness Inc.(a)(b)	255,106	12,900,711
Marine Products Corp.(b)	31,799	189,204
Town Sports International Holdings Inc.(a)	57,827	730,355

		33,880,055

LODGING – 0.13%
Ameristar Casinos Inc.	214,624	3,998,445
Caesars Entertainment Corp.(a)	73,954	1,090,082
Morgans Hotel Group Co.(a)	51,303	253,950

		5,342,477

MACHINERY – 2.03%
Alamo Group Inc.	2,430	73,046
Albany International Corp. Class A	35,809	821,817
Altra Holdings Inc.(a)(b)	178,918	3,435,226
Applied Industrial Technologies Inc.	282,115	11,603,390
Cascade Corp.	3,049	152,816
Chart Industries Inc.(a)(b)	195,558	14,340,268
Cognex Corp.	225,538	9,553,790
Columbus McKinnon Corp.(a)	100,791	1,641,885
DXP Enterprises Inc.(a)	58,023	2,523,420
Flow International Corp.(a)(b)	279,855	1,125,017
Global Power Equipment Group Inc.(a)(b)	52,880	1,464,776
Gorman-Rupp Co. (The)	101,006	2,947,355
iRobot Corp.(a)	158,224	4,313,186
Kadant Inc.(a)	20,682	492,645
Lindsay Corp.(b)	83,639	5,542,756
Middleby Corp. (The)(a)	124,770	12,624,229
Sauer-Danfoss Inc.	77,076	3,622,572
Tennant Co.	127,449	5,607,756
Twin Disc Inc.(b)	56,179	1,465,710

		83,351,660

Security	Shares	Value
MANUFACTURING – 2.55%
Actuant Corp. Class A	72,458	2,100,557
AZZ Inc.	83,550	4,314,522
Blount International Inc.(a)(b)	323,958	5,403,619
CLARCOR Inc.	318,862	15,652,936
Colfax Corp.(a)	325,785	11,480,663
EnPro Industries Inc.(a)(b)	59,524	2,446,436
Fabrinet(a)(b)	135,979	2,408,188
Federal Signal Corp.(a)	33,948	188,751
GP Strategies Corp.(a)	29,326	513,205
Handy & Harman Ltd.(a)	5,452	78,727
Hexcel Corp.(a)	551,653	13,245,189
Hillenbrand Inc.	417,417	9,579,720
John Bean Technologies Corp.	177,093	2,868,907
Koppers Holdings Inc.	137,213	5,290,933
LSB Industries Inc.(a)	122,312	4,760,383
Metabolix Inc.(a)(b)	165,109	467,259
Myers Industries Inc.	15,031	221,707
NL Industries Inc.	40,628	605,357
Park-Ohio Holdings Corp.(a)	55,149	1,105,738
PMFG Inc.(a)(b)	136,982	2,056,100
Proto Labs Inc.(a)	25,681	875,465
Raven Industries Inc.	120,387	7,344,811
Smith & Wesson Holding Corp.(a)(b)	134,956	1,045,909
Standex International Corp.	15,647	644,500
Sturm, Ruger & Co. Inc.	125,672	6,170,495
TriMas Corp.(a)(b)	170,764	3,823,406

		104,693,483

MEDIA – 0.22%
Belo Corp. Class A	181,991	1,304,876
Crown Media Holdings Inc. Class A(a)(b)	44,617	70,941
Cumulus Media Inc. Class A(a)	48,254	168,406
Demand Media Inc.(a)(b)	50,805	368,336
Digital Domain Media Group Inc.(a)(b)	12,880	73,287
Digital Generation Inc.(a)	141,034	1,439,957
Entravision Communications Corp. Class A	190,436	325,646
Knology Inc.(a)	186,532	3,394,882
Lin TV Corp. Class A(a)	13,510	54,716
Nexstar Broadcasting Group Inc.(a)	14,012	116,440
Sinclair Broadcast Group Inc. Class A	23,342	258,163
Value Line Inc.(b)	7,558	92,812
World Wrestling Entertainment Inc. Class A(b)	162,358	1,440,115

		9,108,577

METAL FABRICATE & HARDWARE – 0.64%
Ampco-Pittsburgh Corp.	5,064	101,938
CIRCOR International Inc.	72,357	2,407,317
Dynamic Materials Corp.	88,859	1,875,814
Furmanite Corp.(a)	246,954	1,585,445
Haynes International Inc.	63,079	3,996,055
Mueller Industries Inc.	34,072	1,548,572
NN Inc.(a)	112,243	915,903
Omega Flex Inc.(a)	17,698	224,765
RBC Bearings Inc.(a)(b)	115,791	5,341,439
RTI International Metals Inc.(a)	27,044	623,635
Sun Hydraulics Corp.	133,528	3,493,092
Worthington Industries Inc.	222,935	4,275,893

		26,389,868

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2012

Security	Shares	Value
MINING – 1.31%
AMCOL International Corp.	162,271	4,785,372
Coeur d’Alene Mines Corp.(a)	39,076	927,664
General Moly Inc.(a)(b)	445,954	1,493,946
Globe Specialty Metals Inc.	419,714	6,241,147
Gold Resource Corp.(b)	189,198	4,599,403
Golden Minerals Co.(a)(b)	172,273	1,452,261
Hecla Mining Co.	1,859,044	8,588,783
Horsehead Holding Corp.(a)	14,077	160,337
Kaiser Aluminum Corp.	47,237	2,232,421
Materion Corp.(a)	10,224	293,736
McEwen Mining Inc.(a)(b)	702,389	3,118,607
Midway Gold Corp.(a)(b)	573,289	819,803
Noranda Aluminium Holding Corp.	150,340	1,498,890
Paramount Gold and Silver Corp.(a)(b)	777,407	1,756,940
Revett Minerals Inc.(a)	88,908	371,635
Stillwater Mining Co.(a)(b)	767,461	9,700,707
United States Lime & Minerals Inc.(a)(b)	3,337	199,853
Ur-Energy Inc.(a)	544,794	664,649
Uranerz Energy Corp.(a)(b)	432,901	1,090,911
Uranium Energy Corp.(a)(b)	499,323	1,947,360
Uranium Resources Inc.(a)(b)	623,531	567,351
US Silica Holdings Inc.(a)	46,431	972,265
Vista Gold Corp.(a)	71,688	225,100

		53,709,141

OFFICE FURNISHINGS – 0.68%
CompX International Inc.	877	12,199
Herman Miller Inc.	381,466	8,758,459
HNI Corp.	297,847	8,265,254
Interface Inc. Class A	350,856	4,894,441
Knoll Inc.	318,610	5,301,671
Steelcase Inc. Class A	61,971	594,922

		27,826,946

OIL & GAS – 5.29%
Abraxas Petroleum Corp.(a)(b)	545,531	1,702,057
Alon USA Energy Inc.	57,192	517,588
Apco Oil and Gas International Inc.(b)	60,789	4,143,986
Approach Resources Inc.(a)(b)	124,347	4,594,622
ATP Oil & Gas Corp.(a)(b)	296,679	2,180,591
Berry Petroleum Co. Class A	343,136	16,172,000
Bill Barrett Corp.(a)	24,011	624,526
Bonanza Creek Energy Inc.(a)	42,612	931,072
BPZ Resources Inc.(a)(b)	167,842	676,403
Callon Petroleum Co.(a)	259,902	1,634,784
Carrizo Oil & Gas Inc.(a)(b)	259,285	7,327,394
Cheniere Energy Inc.(a)	1,024,303	15,344,059
Clayton Williams Energy Inc.(a)(b)	39,378	3,128,188
Contango Oil & Gas Co.(a)	81,276	4,787,969
CVR Energy Inc.(a)	584,481	15,634,867
Energy XXI (Bermuda) Ltd.(a)(b)	501,389	18,105,157
Evolution Petroleum Corp.(a)	107,105	996,076
FX Energy Inc.(a)(b)	349,667	1,902,188
GeoResources Inc.(a)	52,163	1,707,817
GMX Resources Inc.(a)(b)	138,457	175,840
Goodrich Petroleum Corp.(a)(b)	172,081	3,272,981

Security	Shares	Value
Gulfport Energy Corp.(a)	303,606	8,841,007
Houston American Energy Corp.(a)(b)	112,833	588,988
Hyperdynamics Corp.(a)(b)	1,118,095	1,442,343
Isramco Inc.(a)(b)	6,997	611,258
Kodiak Oil & Gas Corp.(a)(b)	1,715,286	17,084,249
Magnum Hunter Resources Corp.(a)(b)	741,726	4,754,464
Matador Resources Co.(a)	58,933	645,316
McMoRan Exploration Co.(a)(b)	654,104	6,998,913
Northern Oil and Gas Inc.(a)(b)	420,394	8,718,972
Oasis Petroleum Inc.(a)	396,297	12,217,836
Panhandle Oil and Gas Inc.	46,809	1,379,929
PetroQuest Energy Inc.(a)	88,671	544,440
Resolute Energy Corp.(a)(b)	307,347	3,497,609
Rex Energy Corp.(a)(b)	236,736	2,528,340
Rosetta Resources Inc.(a)	352,812	17,203,113
Sanchez Energy Corp.(a)	42,612	956,639
Stone Energy Corp.(a)	326,290	9,328,631
Triangle Petroleum Corp.(a)(b)	137,524	948,916
VAALCO Energy Inc.(a)	39,129	369,769
Venoco Inc.(a)	46,892	508,309
Voyager Oil & Gas Inc.(a)(b)	228,114	554,317
W&T Offshore Inc.	231,976	4,890,054
Warren Resources Inc.(a)	73,902	240,920
Western Refining Inc.(b)	329,949	6,209,640
Zion Oil & Gas Inc.(a)(b)	198,903	525,104

		217,149,241

OIL & GAS SERVICES – 1.90%
Basic Energy Services Inc.(a)	160,133	2,778,308
C&J Energy Services Inc.(a)(b)	42,055	748,158
Cal Dive International Inc.(a)(b)	393,735	1,299,326
Dawson Geophysical Co.(a)	14,593	501,270
Dril-Quip Inc.(a)	228,823	14,878,071
Flotek Industries Inc.(a)	332,575	3,997,551
Geokinetics Inc.(a)(b)	68,615	120,762
Global Geophysical Services Inc.(a)(b)	119,827	1,271,364
Gulf Island Fabrication Inc.	14,251	417,127
ION Geophysical Corp.(a)(b)	874,879	5,642,970
Key Energy Services Inc.(a)(b)	744,313	11,499,636
Lufkin Industries Inc.	223,522	18,027,049
Matrix Service Co.(a)	26,777	375,146
Mitcham Industries Inc.(a)(b)	43,464	976,201
Newpark Resources Inc.(a)(b)	40,073	328,198
OYO Geospace Corp.(a)	28,866	3,040,456
Pioneer Drilling Co.(a)	321,797	2,831,814
Targa Resources Corp.	109,434	4,973,775
Tesco Corp.(a)	163,279	2,316,929
Tetra Technologies Inc.(a)	56,668	533,813
Thermon Group Holdings Inc.(a)	66,878	1,367,655
Willbros Group Inc.(a)	47,716	154,600

		78,080,179

PACKAGING & CONTAINERS – 0.15%
AEP Industries Inc.(a)	28,254	983,522
Graphic Packaging Holding Co.(a)	930,408	5,135,852

		6,119,374

PHARMACEUTICALS – 6.39%
Achillion Pharmaceuticals Inc.(a)(b)	314,974	3,017,451
Acura Pharmaceuticals Inc.(a)(b)	69,163	239,304

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2012

Security	Shares	Value
Akorn Inc.(a)(b)	373,429	4,369,119
Align Technology Inc.(a)	408,265	11,247,701
Alimera Sciences Inc.(a)	72,126	243,786
Alkermes PLC(a)	634,841	11,776,301
Allos Therapeutics Inc.(a)	427,983	633,415
Amicus Therapeutics Inc.(a)	140,553	742,120
Ampio Pharmaceuticals Inc.(a)(b)	144,149	491,548
Anacor Pharmaceuticals Inc.(a)	76,990	453,471
Antares Pharma Inc.(a)(b)	582,789	1,882,408
Anthera Pharmaceuticals Inc.(a)(b)	142,935	315,886
Ardea Biosciences Inc.(a)(b)	153,725	3,345,056
Array BioPharma Inc.(a)	250,852	855,405
Auxilium Pharmaceuticals Inc.(a)	318,597	5,916,346
AVANIR Pharmaceuticals Inc. Class A(a)(b)	791,467	2,706,817
AVI BioPharma Inc.(a)(b)	897,564	1,382,249
BioScrip Inc.(a)	205,200	1,393,308
BioSpecifics Technologies Corp.(a)	31,809	503,218
Cadence Pharmaceuticals Inc.(a)(b)	330,659	1,223,438
Cempra Inc.(a)	24,388	184,129
ChemoCentryx Inc.(a)	25,594	272,832
Clovis Oncology Inc.(a)(b)	52,622	1,339,230
Corcept Therapeutics Inc.(a)(b)	272,987	1,072,839
Cytori Therapeutics Inc.(a)(b)	244,892	609,781
Depomed Inc.(a)(b)	358,001	2,241,086
DURECT Corp.(a)	483,325	386,660
Dusa Pharmaceuticals Inc.(a)(b)	162,935	1,019,973
Dyax Corp.(a)	520,950	812,682
Endocyte Inc.(a)(b)	112,716	561,326
Hi-Tech Pharmacal Co. Inc.(a)	21,360	767,465
Idenix Pharmaceuticals Inc.(a)(b)	111,592	1,092,486
Impax Laboratories Inc.(a)	396,856	9,754,720
Infinity Pharmaceuticals Inc.(a)(b)	127,607	1,526,180
Ironwood Pharmaceuticals Inc. Class A(a)	358,750	4,774,962
Isis Pharmaceuticals Inc.(a)(b)	663,248	5,816,685
ISTA Pharmaceuticals Inc.(a)(b)	213,361	1,922,383
Jazz Pharmaceuticals PLC(a)(b)	147,046	7,127,320
K-V Pharmaceutical Co. Class A(a)(b)	219,088	289,196
Keryx Biopharmaceuticals Inc.(a)(b)	458,875	2,285,197
Lannett Co. Inc.(a)	32,252	134,491
MannKind Corp.(a)	663,245	1,638,215
MAP Pharmaceuticals Inc.(a)(b)	145,230	2,085,503
Medicis Pharmaceutical Corp. Class A	338,703	12,731,846
Medivation Inc.(a)	208,659	15,591,000
Nabi Biopharmaceuticals(a)	259,696	483,035
Nature’s Sunshine Products Inc.(a)	74,584	1,194,836
Nektar Therapeutics(a)(b)	478,847	3,792,468
Neogen Corp.(a)	154,431	6,033,619
Neurocrine Biosciences Inc.(a)	275,273	2,193,926
Obagi Medical Products Inc.(a)	123,648	1,656,883
Omega Protein Corp.(a)	12,191	92,774
Onyx Pharmaceuticals Inc.(a)	421,796	15,893,273
Opko Health Inc.(a)(b)	725,403	3,431,156
Optimer Pharmaceuticals Inc.(a)(b)	308,717	4,291,166
Orexigen Therapeutics Inc.(a)	302,422	1,239,930
Osiris Therapeutics Inc.(a)(b)	112,171	574,316
Pacira Pharmaceuticals Inc.(a)(b)	47,018	542,588
Pain Therapeutics Inc.(a)	246,107	883,524
Par Pharmaceutical Companies Inc.(a)	167,105	6,471,977
Pernix Therapeutics Holdings(a)(b)	24,219	217,971
Pharmacyclics Inc.(a)(b)	305,767	8,488,092
POZEN Inc.(a)	170,099	1,020,594
Progenics Pharmaceuticals Inc.(a)	145,015	1,435,648
Questcor Pharmaceuticals Inc.(a)(b)	353,548	13,300,476

Security	Shares	Value
Raptor Pharmaceutical Corp.(a)(b)	311,955	2,108,816
Rigel Pharmaceuticals Inc.(a)(b)	348,628	2,806,455
Sagent Pharmaceuticals Inc.(a)(b)	44,364	792,785
Salix Pharmaceuticals Ltd.(a)	388,790	20,411,475
Santarus Inc.(a)	356,202	2,083,782
Savient Pharmaceuticals Inc.(a)(b)	330,427	720,331
Schiff Nutrition International Inc.(a)	21,990	270,257
SciClone Pharmaceuticals Inc.(a)(b)	229,249	1,446,561
SIGA Technologies Inc.(a)(b)	226,591	761,346
Sucampo Pharmaceuticals Inc. Class A(a)(b)	81,502	607,190
Synta Pharmaceuticals Corp.(a)	178,389	775,992
Synutra International Inc.(a)(b)	111,463	655,402
Targacept Inc.(a)(b)	183,940	941,773
Theravance Inc.(a)(b)	383,416	7,476,612
USANA Health Sciences Inc.(a)(b)	43,085	1,608,363
Vanda Pharmaceuticals Inc.(a)	175,592	841,086
VIVUS Inc.(a)	652,275	14,584,869
XenoPort Inc.(a)	193,054	868,743
Zalicus Inc.(a)	290,876	349,051
Zogenix Inc.(a)(b)	136,102	272,204

		262,397,879

PIPELINES – 0.08%
Crosstex Energy Inc.	241,107	3,409,253

		3,409,253

REAL ESTATE – 0.08%
HFF Inc. Class A(a)	193,405	3,185,380

		3,185,380

REAL ESTATE INVESTMENT TRUSTS – 4.42%
Acadia Realty Trust(b)	58,787	1,325,059
AG Mortgage Investment Trust Inc.	10,569	208,632
Alexander’s Inc.(b)	13,666	5,382,764
American Assets Trust Inc.	202,780	4,623,384
American Campus Communities Inc.	218,790	9,784,289
American Capital Mortgage Investment Corp.	20,100	437,577
Associated Estates Realty Corp.	14,023	229,136
CBL & Associates Properties Inc.(b)	308,265	5,832,374
Cogdell Spencer Inc.(b)	75,611	320,591
DuPont Fabros Technology Inc.(b)	149,281	3,649,920
EastGroup Properties Inc.	82,932	4,164,845
Equity Lifestyle Properties Inc.	148,076	10,326,820
Extra Space Storage Inc.(b)	243,194	7,001,555
FelCor Lodging Trust Inc.(a)(b)	413,712	1,489,363
Getty Realty Corp.(b)	79,549	1,239,373
Gladstone Commercial Corp.(b)	29,372	505,492
Glimcher Realty Trust(b)	809,729	8,275,430
Highwoods Properties Inc.(b)	357,430	11,909,568
Home Properties Inc.	319,791	19,510,449
Investors Real Estate Trust(b)	105,372	810,311
Kilroy Realty Corp.(b)	224,219	10,450,848
LTC Properties Inc.(b)	36,818	1,178,176
Mid-America Apartment Communities Inc.(b)	272,466	18,263,396
National Health Investors Inc.(b)	71,616	3,493,428
Newcastle Investment Corp.(b)	657,554	4,129,439
Omega Healthcare Investors Inc.(b)	640,679	13,620,836
Potlatch Corp.	143,581	4,499,829
PS Business Parks Inc.	24,503	1,605,927
Sabra Healthcare REIT Inc.	68,155	1,120,468

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2012

Security	Shares	Value
Saul Centers Inc.	49,236	1,987,165
Strategic Hotels & Resorts Inc.(a)	294,790	1,939,718
Tanger Factory Outlet Centers Inc.(b)	571,992	17,005,322
Universal Health Realty Income Trust	39,836	1,578,701
Urstadt Biddle Properties Inc. Class A(b)	19,691	388,700
Washington Real Estate Investment Trust(b)	112,022	3,327,053

		181,615,938

RETAIL – 8.02%
Aeropostale Inc.(a)	537,455	11,619,777
AFC Enterprises Inc.(a)	164,909	2,796,857
America’s Car-Mart Inc.(a)	29,941	1,316,805
ANN INC.(a)	321,725	9,214,204
Ascena Retail Group Inc.(a)	418,164	18,533,028
Biglari Holdings Inc.(a)	743	299,318
BJ’s Restaurants Inc.(a)(b)	160,166	8,064,358
Body Central Corp.(a)(b)	78,355	2,273,862
Bravo Brio Restaurant Group Inc.(a)(b)	128,074	2,556,357
Buckle Inc. (The)(b)	179,368	8,591,727
Buffalo Wild Wings Inc.(a)(b)	121,982	11,062,548
Caribou Coffee Co. Inc.(a)	40,076	747,017
Carrols Restaurant Group Inc.(a)	84,042	1,281,640
Casey’s General Stores Inc.	252,673	14,013,245
Cash America International Inc.	65,608	3,144,591
Cato Corp. (The) Class A	184,206	5,091,454
CEC Entertainment Inc.	120,298	4,560,497
Cheesecake Factory Inc. (The)(a)(b)	363,630	10,687,086
Coinstar Inc.(a)	208,759	13,266,634
Conn’s Inc.(a)	7,975	122,416
Cost Plus Inc.(a)(b)	79,664	1,425,986
Cracker Barrel Old Country Store Inc.	144,274	8,050,489
Denny’s Corp.(a)	478,315	1,932,393
Destination Maternity Corp.	72,029	1,337,579
DineEquity Inc.(a)(b)	103,019	5,109,742
Domino’s Pizza Inc.	147,676	5,360,639
Einstein Noah Restaurant Group Inc.	35,014	522,409
Express Inc.(a)	367,923	9,190,717
EZCORP Inc. Class A NVS(a)	312,464	10,141,019
Finish Line Inc. (The) Class A	104,965	2,227,357
First Cash Financial Services Inc.(a)	196,191	8,414,632
Francesca’s Holdings Corp.(a)	22,818	721,277
Genesco Inc.(a)	15,923	1,140,883
GNC Holdings Inc. Class A	152,153	5,308,618
Gordmans Stores Inc.(a)(b)	34,162	750,539
Harris Teeter Supermarkets Inc.	176,696	7,085,510
hhgregg Inc.(a)(b)	6,799	77,373
Hibbett Sports Inc.(a)	182,448	9,952,538
HSN Inc.	266,127	10,120,810
Jack in the Box Inc.(a)	16,231	389,057
Jamba Inc.(a)(b)	439,437	909,635
Jos. A. Bank Clothiers Inc.(a)	183,948	9,272,819
Kenneth Cole Productions Inc. Class A(a)	16,683	268,596
Krispy Kreme Doughnuts Inc.(a)(b)	389,638	2,844,357
Liz Claiborne Inc.(a)	31,467	420,399
Lumber Liquidators Holdings Inc.(a)(b)	154,069	3,868,673
Mattress Firm Holding Corp.(a)	12,547	475,531
Men’s Wearhouse Inc. (The)	58,803	2,279,792
New York & Co. Inc.(a)	11,362	42,380
Nu Skin Enterprises Inc. Class A	364,753	21,122,846
P.F. Chang’s China Bistro Inc.	129,816	5,130,328
Pantry Inc. (The)(a)	10,543	137,164
Papa John’s International Inc.(a)	124,365	4,683,586

Security	Shares	Value
PetMed Express Inc.	135,599	1,678,716
Pier 1 Imports Inc.(a)	206,219	3,749,061
PriceSmart Inc.	118,448	8,624,199
Red Robin Gourmet Burgers Inc.(a)	77,963	2,899,444
Rite Aid Corp.(a)	300,689	523,199
Roundy’s Inc.(a)	48,065	514,295
rue21 Inc.(a)	99,785	2,927,692
Ruth’s Hospitality Group Inc.(a)	38,692	293,672
Sonic Corp.(a)	410,198	3,150,321
Systemax Inc.(a)	4,058	68,418
Teavana Holdings Inc.(a)(b)	16,453	324,453
Texas Roadhouse Inc.	391,796	6,519,485
Vera Bradley Inc.(a)(b)	131,883	3,981,548
Vitamin Shoppe Inc.(a)	165,231	7,304,863
Winmark Corp.	15,049	871,939
World Fuel Services Corp.	267,778	10,978,898
Zumiez Inc.(a)	141,435	5,107,218

		329,476,515

SAVINGS & LOANS – 0.03%
BofI Holding Inc.(a)	3,174	54,212
Clifton Savings Bancorp Inc.	5,327	55,560
Investors Bancorp Inc.(a)	43,239	649,450
Westfield Financial Inc.	47,042	372,102

		1,131,324

SEMICONDUCTORS – 3.71%
Aeroflex Holding Corp.(a)(b)	132,231	1,473,053
Amtech Systems Inc.(a)(b)	60,370	502,882
Applied Micro Circuits Corp.(a)(b)	356,501	2,474,117
ATMI Inc.(a)	12,330	287,289
AXT Inc.(a)	88,079	559,302
Cabot Microelectronics Corp.	36,063	1,402,129
Cavium Inc.(a)(b)	322,470	9,977,222
CEVA Inc.(a)(b)	153,461	3,485,099
Cirrus Logic Inc.(a)(b)	440,926	10,494,039
Diodes Inc.(a)	235,191	5,451,727
eMagin Corp.(a)	121,944	396,318
Entegris Inc.(a)	290,360	2,711,962
Entropic Communications Inc.(a)	571,950	3,334,469
Exar Corp.(a)	25,116	210,974
GT Advanced Technologies Inc.(a)(b)	787,449	6,512,203
Hittite Microwave Corp.(a)	208,646	11,331,564
Inphi Corp.(a)(b)	143,258	2,031,398
Integrated Device Technology Inc.(a)	630,638	4,509,062
Intermolecular Inc.(a)(b)	36,232	225,001
IXYS Corp.(a)(b)	105,265	1,389,498
Kopin Corp.(a)	171,840	699,389
Lattice Semiconductor Corp.(a)	241,051	1,549,958
LTX-Credence Corp.(a)(b)	177,887	1,279,008
MaxLinear Inc. Class A(a)(b)	102,828	572,752
Micrel Inc.	335,868	3,446,006
Microsemi Corp.(a)	575,220	12,332,717
Mindspeed Technologies Inc.(a)(b)	121,295	772,649
MIPS Technologies Inc.(a)(b)	248,706	1,352,961
Monolithic Power Systems Inc.(a)	153,163	3,012,716
MoSys Inc.(a)(b)	216,649	860,097
OmniVision Technologies Inc.(a)(b)	274,726	5,494,520
Pericom Semiconductor Corp.(a)	18,438	149,163
Power Integrations Inc.	192,023	7,127,894
Rambus Inc.(a)(b)	654,032	4,218,506

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2012

Security	Shares	Value
Rubicon Technology Inc.(a)(b)	118,067	1,231,439
Semtech Corp.(a)	434,420	12,363,593
Silicon Image Inc.(a)	419,592	2,467,201
TriQuint Semiconductor Inc.(a)	1,093,502	7,539,696
Ultra Clean Holdings Inc.(a)	152,340	1,148,644
Ultratech Inc.(a)	167,487	4,853,773
Veeco Instruments Inc.(a)(b)	189,383	5,416,354
Volterra Semiconductor Corp.(a)	163,553	5,628,677

		152,277,021

SOFTWARE – 7.47%
ACI Worldwide Inc.(a)	227,822	9,174,392
Actuate Corp.(a)	233,365	1,465,532
Advent Software Inc.(a)	218,558	5,595,085
American Software Inc. Class A	151,683	1,301,440
Aspen Technology Inc.(a)	563,318	11,564,919
athenahealth Inc.(a)(b)	232,159	17,207,625
AVG Technologies(a)	39,362	588,462
Blackbaud Inc.	296,313	9,846,481
Bottomline Technologies Inc.(a)	239,190	6,682,969
Callidus Software Inc.(a)(b)	199,340	1,556,845
CommVault Systems Inc.(a)	293,188	14,553,852
Computer Programs and Systems Inc.	73,690	4,164,959
Concur Technologies Inc.(a)(b)	297,224	17,054,713
Convio Inc.(a)(b)	80,740	1,249,048
Cornerstone OnDemand Inc.(a)(b)	76,378	1,668,096
CSG Systems International Inc.(a)	110,739	1,676,588
Deltek Inc.(a)(b)	147,613	1,573,555
Digi International Inc.(a)	26,873	295,334
DynaVox Inc.(a)(b)	47,551	146,457
Ebix Inc.(b)	130,719	3,027,452
Envestnet Inc.(a)	127,348	1,594,397
EPAM Systems Inc.(a)	18,076	370,920
EPIQ Systems Inc.	14,124	170,900
ePocrates Inc.(a)(b)	37,314	320,154
Fair Isaac Corp.	138,613	6,085,111
FalconStor Software Inc.(a)(b)	197,375	738,183
Geeknet Inc.(a)	28,140	406,904
Glu Mobile Inc.(a)(b)	315,257	1,528,996
Greenway Medical Technologies(a)	32,723	500,007
Guidance Software Inc.(a)	86,606	956,996
Guidewire Software Inc.(a)	43,523	1,339,638
Imperva Inc.(a)(b)	27,191	1,064,528
inContact Inc.(a)(b)	185,430	1,034,699
InnerWorkings Inc.(a)(b)	171,299	1,995,633
Interactive Intelligence Group Inc.(a)	94,893	2,895,185
JDA Software Group Inc.(a)	52,812	1,451,274
Jive Software Inc.(a)	76,011	2,064,459
MedAssets Inc.(a)	259,798	3,418,942
Medidata Solutions Inc.(a)(b)	139,763	3,723,286
MicroStrategy Inc. Class A(a)	53,194	7,447,160
MModal Inc.(a)	222,630	2,348,747
Monotype Imaging Holdings Inc.(a)	238,226	3,549,567
NetSuite Inc.(a)(b)	190,474	9,578,937
Omnicell Inc.(a)	106,687	1,622,709
OPNET Technologies Inc.	95,908	2,781,332
Parametric Technology Corp.(a)	792,937	22,154,660
PDF Solutions Inc.(a)	145,980	1,230,611
Pegasystems Inc.	110,710	4,224,694
Progress Software Corp.(a)	245,253	5,792,876
PROS Holdings Inc.(a)	143,639	2,686,049
QAD Inc. Class A(a)	43,240	566,444

Security	Shares	Value
QLIK Technologies Inc.(a)(b)	468,617	14,995,744
Quality Systems Inc.	257,987	11,281,772
Quest Software Inc.(a)	115,319	2,683,473
RealPage Inc.(a)(b)	201,658	3,865,784
SciQuest Inc.(a)	82,284	1,254,008
SeaChange International Inc.(a)	86,395	672,153
SolarWinds Inc.(a)	379,329	14,661,066
Synchronoss Technologies Inc.(a)(b)	175,974	5,617,090
Take-Two Interactive Software Inc.(a)	489,444	7,530,096
Taleo Corp. Class A(a)	273,414	12,557,905
Tangoe Inc.(a)	50,797	955,492
Tyler Technologies Inc.(a)	197,865	7,599,995
Ultimate Software Group Inc. (The)(a)(b)	172,037	12,606,871
Verint Systems Inc.(a)	141,061	4,568,966

		306,888,217

STORAGE & WAREHOUSING – 0.05%
Mobile Mini Inc.(a)	64,012	1,351,934
Wesco Aircraft Holdings Inc.(a)	53,566	867,769

		2,219,703

TELECOMMUNICATIONS – 2.92%
8x8 Inc.(a)(b)	414,100	1,739,220
ADTRAN Inc.	430,568	13,429,416
Alaska Communications Systems Group Inc.	59,221	182,401
Anaren Inc.(a)	10,797	198,125
Anixter International Inc.(a)	99,415	7,210,570
Aruba Networks Inc.(a)(b)	597,703	13,316,823
Atlantic Tele-Network Inc.	14,794	537,910
Calix Inc.(a)(b)	264,672	2,257,652
Cbeyond Inc.(a)	185,593	1,484,744
Cincinnati Bell Inc.(a)	382,278	1,536,758
Consolidated Communications Holdings Inc.	139,446	2,737,325
Dialogic Inc.(a)	99,297	86,398
DigitalGlobe Inc.(a)	234,813	3,132,405
Extreme Networks Inc.(a)	174,689	669,059
Fairpoint Communications Inc.(a)(b)	8,587	32,287
Finisar Corp.(a)(b)	596,768	12,024,875
General Communication Inc. Class A(a)	246,388	2,148,503
GeoEye Inc.(a)	8,142	195,978
Globecomm Systems Inc.(a)	105,651	1,529,826
Harmonic Inc.(a)	161,056	880,976
Hickory Tech Corp.	85,861	887,803
IDT Corp. Class B	83,878	783,421
Infinera Corp.(a)	42,734	347,000
InterDigital Inc.	301,993	10,527,476
Iridium Communications Inc.(a)	33,054	289,553
Ixia(a)(b)	257,229	3,212,790
KVH Industries Inc.(a)	5,315	55,808
Leap Wireless International Inc.(a)	84,391	736,733
LogMeIn Inc.(a)	135,682	4,780,077
Loral Space & Communications Inc.(a)	5,873	467,491
Lumos Networks Corp.	100,428	1,080,605
Meru Networks Inc.(a)(b)	69,249	280,458
Motricity Inc.(a)	223,544	245,898
NeoPhotonics Corp.(a)	27,825	131,612
NETGEAR Inc.(a)	243,712	9,309,798
Novatel Wireless Inc.(a)	19,757	66,186
NTELOS Holdings Corp.	99,850	2,066,895
Numerex Corp. Class A(a)	61,425	600,737
Oplink Communications Inc.(a)	52,344	895,082

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iShares® Russell 2000 Growth Index Fund

March 31, 2012

Security	Shares	Value
Plantronics Inc.	78,518	3,161,135
Powerwave Technologies Inc.(a)(b)	206,528	423,382
Preformed Line Products Co.	1,360	89,080
Procera Networks Inc.(a)(b)	95,519	2,135,805
RF Micro Devices Inc.(a)	194,244	967,335
RigNet Inc.(a)	37,594	659,023
Shenandoah Telecommunications Co.	157,019	1,750,762
ShoreTel Inc.(a)	312,291	1,773,813
Sonus Networks Inc.(a)	105,292	305,347
SureWest Communications	5,518	124,431
TeleNav Inc.(a)(b)	101,693	713,885
Ubiquiti Networks Inc.(a)(b)	13,747	434,818
ViaSat Inc.(a)(b)	90,297	4,353,218
Vonage Holdings Corp.(a)	390,036	861,980

		119,850,688

TRANSPORTATION – 1.87%
CAI International Inc.(a)	76,328	1,387,643
Celadon Group Inc.	83,733	1,302,048
Echo Global Logistics Inc.(a)(b)	75,154	1,209,979
Forward Air Corp.	195,613	7,173,129
Genesee & Wyoming Inc. Class A(a)(b)	263,810	14,398,750
Golar LNG Ltd.(b)	265,557	10,104,444
GulfMark Offshore Inc. Class A(a)	28,206	1,296,348
Heartland Express Inc.	335,830	4,856,102
Hub Group Inc. Class A(a)	245,099	8,830,917
Knight Transportation Inc.	406,206	7,173,598
Marten Transport Ltd.	15,583	343,917
Old Dominion Freight Line Inc.(a)	315,891	15,058,524
Pacer International Inc.(a)	22,780	143,969
Quality Distribution Inc.(a)	33,880	466,866
Roadrunner Transportation Systems Inc.(a)	3,687	63,969
Swift Transportation Co.(a)	153,657	1,773,202
Werner Enterprises Inc.	43,152	1,072,759

		76,656,164

TRUCKING & LEASING – 0.19%
TAL International Group Inc.	146,360	5,372,875
Textainer Group Holdings Ltd.	75,692	2,565,959

		7,938,834

VENTURE CAPITAL – 0.00%
Fidus Investment Corp.(b)	7,707	107,975

		107,975

TOTAL COMMON STOCKS (Cost: $4,226,364,604)		4,102,396,000

WARRANTS – 0.00%

OIL & GAS – 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)(a)(b)	73,641	8

		8

TOTAL WARRANTS (Cost: $0)		8

Security	Shares	Value
SHORT-TERM INVESTMENTS – 18.06%

MONEY MARKET FUNDS - 18.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	684,981,822	684,981,822
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	53,080,686	53,080,686
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(c)(d)	3,446,132	3,446,132

		741,508,640

TOTAL SHORT-TERM INVESTMENTS
(Cost: $741,508,640)		741,508,640

TOTAL INVESTMENTS IN SECURITIES – 117.97% (Cost: $4,967,873,244)		4,843,904,648

Other Assets, Less Liabilities – (17.97)%		(737,866,693)

NET ASSETS – 100.00%		$4,106,037,955

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® Russell 2000 Value Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.79%

ADVERTISING – 0.08%
Harte-Hanks Inc.	290,843	$2,632,129
Marchex Inc. Class B	82,423	367,606
Valuevision Media Inc. Class A(a)(b)	53,338	110,410

		3,110,145

AEROSPACE & DEFENSE – 1.91%
AAR Corp.	195,247	3,563,258
Cubic Corp.	58,076	2,745,833
Curtiss-Wright Corp.	306,177	11,331,611
Ducommun Inc.(a)	70,856	843,186
Esterline Technologies Corp.(a)	201,004	14,363,746
GenCorp Inc.(a)(b)	101,972	724,001
Kaman Corp.	77,159	2,619,548
Kratos Defense & Security Solutions Inc.(a)(b)	208,345	1,112,562
LMI Aerospace Inc.(a)(b)	29,955	545,181
Moog Inc. Class A(a)(b)	270,499	11,601,702
Orbital Sciences Corp.(a)	222,865	2,930,675
Teledyne Technologies Inc.(a)(b)	174,434	10,998,064
Triumph Group Inc.	219,287	13,740,524

		77,119,891

AGRICULTURE – 0.48%
Alico Inc.	15,131	349,677
Alliance One International Inc.(a)(b)	578,634	2,181,450
Andersons Inc. (The)	122,820	5,980,106
Cadiz Inc.(a)(b)	78,119	718,695
Griffin Land & Nurseries Inc.	16,435	434,048
MGP Ingredients Inc.	77,875	418,968
Star Scientific Inc.(a)(b)	79,501	260,763
Universal Corp.	152,572	7,109,855
Vector Group Ltd.	100,858	1,787,204

		19,240,766

AIRLINES – 1.02%
Alaska Air Group Inc.(a)	446,116	15,979,875
Hawaiian Holdings Inc.(a)(b)	333,700	1,745,251
JetBlue Airways Corp.(a)	1,624,064	7,941,673
Republic Airways Holdings Inc.(a)(b)	320,822	1,584,861
SkyWest Inc.	349,199	3,858,649
Spirit Airlines Inc.(a)	102,959	2,066,387
US Airways Group Inc.(a)(b)	1,067,797	8,104,579

		41,281,275

APPAREL – 0.82%
Carter’s Inc.(a)	43,832	2,181,519
Cherokee Inc.	7,211	82,133
Columbia Sportswear Co.	25,657	1,217,425
Delta Apparel Inc.(a)(b)	41,469	681,336
Iconix Brand Group Inc.(a)(b)	480,771	8,355,800
Jones Group Inc. (The)	532,340	6,686,190
K-Swiss Inc. Class A(a)(b)	176,155	722,235
Perry Ellis International Inc.(a)(b)	75,675	1,412,852

Security	Shares	Value
Quiksilver Inc.(a)(b)	858,059	3,466,558
R.G. Barry Corp.	50,363	614,429
SKECHERS U.S.A. Inc. Class A(a)(b)	247,416	3,147,131
Unifi Inc.(a)(b)	91,054	879,582
Warnaco Group Inc. (The)(a)	42,310	2,470,904
Weyco Group Inc.	46,440	1,100,628

		33,018,722

AUTO PARTS & EQUIPMENT – 0.61%
Accuride Corp.(a)(b)	239,362	2,080,056
American Axle & Manufacturing Holdings Inc.(a)(b)	345,872	4,050,161
Dana Holding Corp.	56,445	874,897
Douglas Dynamics Inc.	55,768	766,810
Exide Technologies Inc.(a)(b)	382,889	1,198,443
Fuel Systems Solutions Inc.(a)(b)	109,641	2,868,208
Meritor Inc.(a)	199,028	1,606,156
Miller Industries Inc.	74,404	1,258,916
Modine Manufacturing Co.(a)(b)	307,396	2,714,307
Motorcar Parts of America Inc.(a)(b)	81,394	783,010
Spartan Motors Inc.	221,938	1,174,052
Standard Motor Products Inc.	129,167	2,291,423
Superior Industries International Inc.	154,951	3,027,742

		24,694,181

BANKS – 11.93%
1st Source Corp.	99,973	2,446,339
1st United Bancorp Inc.(a)(b)	181,857	1,100,235
Alliance Financial Corp.	31,066	941,610
Ameris Bancorp(a)(b)	157,742	2,072,730
Ames National Corp.(b)	54,264	1,291,483
Arrow Financial Corp.	63,655	1,553,182
BancFirst Corp.	44,586	1,942,166
Banco Latinoamericano de Comercio Exterior SA Class E	183,907	3,882,277
Bancorp Inc. (The)(a)(b)	194,484	1,952,619
BancorpSouth Inc.	622,465	8,384,604
Bank of Kentucky Financial Corp.	37,302	959,780
Bank of Marin Bancorp(b)	34,689	1,318,529
Bank of the Ozarks Inc.	159,602	4,989,159
Banner Corp.	116,385	2,563,962
BBCN Bancorp Inc.(a)	489,004	5,442,615
Boston Private Financial Holdings Inc.	508,450	5,038,740
Bridge Bancorp Inc.	28,820	604,355
Bridge Capital Holdings(a)(b)	59,233	797,276
Bryn Mawr Bank Corp.	56,187	1,260,836
Camden National Corp.	50,080	1,760,312
Capital Bank Corp.(a)(b)	90,655	203,067
Capital City Bank Group Inc.	74,872	557,796
Cardinal Financial Corp.	191,196	2,160,515
Cascade Bancorp(a)(b)	38,902	220,963
Cathay General Bancorp	518,464	9,176,813
Center Bancorp Inc.	78,335	785,700
CenterState Banks Inc.	198,651	1,620,992
Central Pacific Financial Corp.(a)(b)	102,092	1,322,091
Century Bancorp Inc. Class A	22,681	619,191
Chemical Financial Corp.	180,996	4,242,546
Citizens & Northern Corp.	81,163	1,623,260
City Holding Co.	100,686	3,495,818
CNB Financial Corp.(b)	80,297	1,341,763
CoBiz Financial Inc.	229,674	1,623,795
Columbia Banking System Inc.	260,752	5,939,931
Community Bank System Inc.	256,864	7,392,546

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2012

Security	Shares	Value
Community Trust Bancorp Inc.	91,019	2,918,979
CVB Financial Corp.(b)	589,147	6,916,586
Eagle Bancorp Inc.(a)(b)	111,168	1,860,952
Encore Bancshares Inc.(a)(b)	56,240	1,145,609
Enterprise Bancorp Inc.	37,757	620,725
Enterprise Financial Services Corp.	91,427	1,073,353
F.N.B. Corp.	896,359	10,828,017
Financial Institutions Inc.	91,475	1,479,151
First Bancorp (North Carolina)	98,728	1,079,097
First Bancorp Inc. (Maine)	57,481	852,443
First Busey Corp.	511,528	2,526,948
First Commonwealth Financial Corp.	693,615	4,244,924
First Community Bancshares Inc.	105,687	1,411,978
First Connecticut Bancorp Inc.	118,856	1,567,711
First Financial Bancorp	383,636	6,636,903
First Financial Bankshares Inc.	113,857	4,008,905
First Financial Corp.	73,137	2,322,100
First Interstate BancSystem Inc.	104,530	1,528,229
First Merchants Corp.	170,657	2,105,907
First Midwest Bancorp Inc.	491,320	5,886,014
First of Long Island Corp. (The)	49,449	1,310,399
FirstMerit Corp.	720,558	12,148,608
Franklin Financial Corp.(a)(b)	90,085	1,209,842
German American Bancorp Inc.	82,197	1,597,088
Glacier Bancorp Inc.	473,753	7,077,870
Great Southern Bancorp Inc.	67,474	1,619,376
Hancock Holding Co.	503,248	17,870,336
Hanmi Financial Corp.(a)	207,674	2,101,661
Heartland Financial USA Inc.(b)	86,893	1,506,725
Heritage Commerce Corp.(a)(b)	135,223	869,484
Heritage Financial Corp.(b)	103,591	1,408,838
Home Bancshares Inc.	147,720	3,930,829
Hudson Valley Holding Corp.	102,578	1,654,583
IBERIABANK Corp.	194,810	10,416,491
Independent Bank Corp. (Massachusetts)	141,585	4,067,737
International Bancshares Corp.	349,248	7,386,595
Lakeland Bancorp Inc.	148,435	1,462,087
Lakeland Financial Corp.	106,585	2,774,408
MainSource Financial Group Inc.	134,564	1,621,496
MB Financial Inc.	358,634	7,527,728
Merchants Bancshares Inc.	31,520	888,234
Metro Bancorp Inc.(a)	90,617	1,059,313
MidSouth Bancorp Inc.	50,305	684,148
National Bankshares Inc.	45,310	1,363,831
National Penn Bancshares Inc.	815,121	7,213,821
NBT Bancorp Inc.	227,295	5,018,674
Old National Bancorp	624,375	8,204,287
OmniAmerican Bancorp Inc.(a)(b)	74,003	1,432,698
Oriental Financial Group Inc.	272,203	3,293,656
Orrstown Financial Services Inc.	45,671	400,535
Pacific Capital Bancorp(a)(b)	26,929	1,228,232
Pacific Continental Corp.	120,379	1,133,970
PacWest Bancorp	199,733	4,853,512
Park National Corp.(b)	85,213	5,894,183
Park Sterling Corp.(a)(b)	211,434	1,014,883
Penns Woods Bancorp Inc.	25,079	1,025,230
Peoples Bancorp Inc.	69,215	1,214,031
Pinnacle Financial Partners Inc.(a)(b)	225,964	4,146,439
PrivateBancorp Inc.	395,720	6,003,072
Prosperity Bancshares Inc.	309,231	14,162,780
Renasant Corp.	164,944	2,685,288
Republic Bancorp Inc. Class A	65,932	1,577,093
S&T Bancorp Inc.	185,380	4,020,892

Security	Shares	Value
S.Y. Bancorp Inc.	68,250	1,583,400
Sandy Spring Bancorp Inc.	159,709	2,901,913
SCBT Financial Corp.	91,803	3,002,876
Seacoast Banking Corp. of Florida(a)(b)	469,783	826,818
Sierra Bancorp	77,873	765,492
Simmons First National Corp. Class A	114,768	2,964,457
Southside Bancshares Inc.	108,161	2,390,358
Southwest Bancorp Inc.(a)	130,023	1,198,812
State Bank Financial Corp.(a)(b)	208,912	3,658,049
Stellar One Corp.	152,381	1,808,762
Sterling Bancorp	205,030	1,966,238
Sterling Financial Corp.(a)(b)	177,567	3,707,599
Suffolk Bancorp(a)	62,949	817,708
Sun Bancorp Inc. (New Jersey)(a)(b)	262,545	926,784
Susquehanna Bancshares Inc.	1,210,536	11,960,096
SVB Financial Group(a)(b)	220,068	14,159,175
Taylor Capital Group Inc.(a)(b)	68,701	985,859
Texas Capital Bancshares Inc.(a)(b)	245,349	8,493,982
Tompkins Financial Corp.	53,390	2,138,803
TowneBank(b)	160,770	2,168,787
TriCo Bancshares	91,724	1,597,832
TrustCo Bank Corp. NY	580,920	3,317,053
Trustmark Corp.	422,068	10,543,259
UMB Financial Corp.	211,059	9,441,724
Umpqua Holdings Corp.	756,105	10,252,784
Union First Market Bankshares Corp.	135,586	1,898,204
United Bankshares Inc.(b)	287,765	8,304,898
United Community Banks Inc.(a)(b)	271,592	2,648,022
Univest Corp. of Pennsylvania	111,222	1,866,305
Virginia Commerce Bancorp Inc.(a)	156,367	1,372,902
Washington Banking Co.	102,162	1,410,857
Washington Trust Bancorp Inc.	94,141	2,272,564
Webster Financial Corp.	475,187	10,772,489
WesBanco Inc.	152,705	3,075,479
West Bancorporation Inc.	102,060	1,019,579
West Coast Bancorp(a)(b)	127,515	2,412,584
Westamerica Bancorp	104,034	4,993,632
Western Alliance Bancorp(a)(b)	458,241	3,881,301
Wilshire Bancorp Inc.(a)	409,079	1,975,852
Wintrust Financial Corp.	230,431	8,247,125

		481,455,523

BEVERAGES – 0.08%
Central European Distribution Corp.(a)(b)	477,463	2,439,836
Craft Brew Alliance Inc.(a)(b)	44,898	343,919
Farmer Bros. Co.(a)	42,322	460,886
Primo Water Corp.(a)(b)	31,035	60,518

		3,305,159

BIOTECHNOLOGY – 0.81%
Affymax Inc.(a)(b)	119,997	1,408,765
AMAG Pharmaceuticals Inc.(a)(b)	125,404	1,997,686
Arena Pharmaceuticals Inc.(a)(b)	1,025,285	3,147,625
Astex Pharmaceuticals Inc.(a)(b)	356,313	662,742
Cambrex Corp.(a)	196,672	1,374,737
Cell Therapeutics Inc.(a)(b)	168,386	218,902
Celldex Therapeutics Inc.(a)(b)	322,949	1,643,810
Ceres Inc.(a)	16,677	266,665
Curis Inc.(a)(b)	150,819	726,948
Enzo Biochem Inc.(a)(b)	227,973	613,247
Enzon Pharmaceuticals Inc.(a)(b)	234,875	1,606,545

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2012

Security	Shares	Value
Exact Sciences Corp.(a)(b)	116,341	1,298,366
Geron Corp.(a)(b)	661,248	1,117,509
Harvard Bioscience Inc.(a)(b)	140,111	549,235
ImmunoGen Inc.(a)(b)	140,062	2,015,492
Insmed Inc.(a)(b)	160,889	584,027
InterMune Inc.(a)(b)	191,387	2,807,647
Lexicon Pharmaceuticals Inc.(a)(b)	797,103	1,482,612
Maxygen Inc.(a)	186,621	1,071,205
Medicines Co. (The)(a)	152,658	3,063,846
NewLink Genetics Corp.(a)(b)	12,008	109,873
Novavax Inc.(a)(b)	214,852	270,713
Nymox Pharmaceutical Corp.(a)	21,721	174,637
Oncothyreon Inc.(a)(b)	80,592	351,381
Pacific Biosciences of California Inc.(a)(b)	173,508	593,397
PDL BioPharma Inc.(b)	163,542	1,038,492
RTI Biologics Inc.(a)	346,443	1,281,839
Sequenom Inc.(a)(b)	230,943	939,938
Sunesis Pharmaceuticals Inc.(a)(b)	12,168	34,922
Transcept Pharmaceuticals Inc.(a)(b)	8,409	88,463
Verastem Inc.(a)	10,975	119,957
Vical Inc.(a)	61,507	209,124

		32,870,347

BUILDING MATERIALS – 1.46%
Apogee Enterprises Inc.	185,658	2,404,271
Broadwind Energy Inc.(a)(b)	709,969	333,756
Builders FirstSource Inc.(a)(b)	304,338	1,287,350
Comfort Systems USA Inc.	251,642	2,745,414
Drew Industries Inc.(a)	78,257	2,137,199
Eagle Materials Inc.	56,168	1,951,838
Gibraltar Industries Inc.(a)	200,792	3,041,999
Griffon Corp.	315,534	3,376,214
Headwaters Inc.(a)(b)	399,657	1,670,566
Interline Brands Inc.(a)	189,454	4,094,101
Louisiana-Pacific Corp.(a)(b)	871,014	8,143,981
LSI Industries Inc.	131,939	967,113
NCI Building Systems Inc.(a)	131,016	1,507,994
Quanex Building Products Corp.	249,425	4,397,363
Simpson Manufacturing Co. Inc.	274,185	8,842,466
Texas Industries Inc.(b)	150,352	5,263,824
Universal Forest Products Inc.	128,853	4,442,851
USG Corp.(a)(b)	137,222	2,360,218

		58,968,518

CHEMICALS – 2.01%
A. Schulman Inc.	192,949	5,213,482
Aceto Corp.	176,293	1,673,021
American Vanguard Corp.	124,183	2,693,529
Chemtura Corp.(a)	245,342	4,165,907
Ferro Corp.(a)(b)	571,929	3,397,258
Georgia Gulf Corp.(a)(b)	223,830	7,807,190
H.B. Fuller Co.	303,798	9,973,688
Innospec Inc.(a)	17,269	524,632
KMG Chemicals Inc.	6,357	114,744
Kraton Performance Polymers Inc.(a)(b)	27,378	727,433
Landec Corp.(a)(b)	176,094	1,149,894
Minerals Technologies Inc.	120,387	7,874,514
Oil-Dri Corp. of America	27,026	575,384
Olin Corp.	208,481	4,534,462
OM Group Inc.(a)	204,688	5,630,967
PolyOne Corp.	169,050	2,434,320

Security	Shares	Value
Quaker Chemical Corp.	20,433	806,082
Sensient Technologies Corp.	330,186	12,547,068
Spartech Corp.(a)(b)	202,851	989,913
Stepan Co.	53,570	4,703,446
TPC Group Inc.(a)	30,827	1,362,862
Zoltek Companies Inc.(a)(b)	184,772	2,091,619

		80,991,415

COAL – 0.27%
Cloud Peak Energy Inc.(a)(b)	318,758	5,077,815
Hallador Energy Co.	2,877	25,433
James River Coal Co.(a)(b)	235,143	1,203,932
L&L Energy Inc.(a)(b)	142,503	349,132
Patriot Coal Corp.(a)(b)	40,085	250,130
SunCoke Energy Inc.(a)	242,927	3,451,993
Westmoreland Coal Co.(a)(b)	46,786	522,600

		10,881,035

COMMERCIAL SERVICES – 4.33%
ABM Industries Inc.	253,152	6,151,594
Advance America Cash Advance Centers Inc.	319,186	3,348,261
Albany Molecular Research Inc.(a)(b)	144,442	389,993
American Reprographics Co.(a)	212,023	1,142,804
AMN Healthcare Services Inc.(a)(b)	141,192	855,623
Ascent Media Corp. Class A(a)	94,799	4,483,045
Barrett Business Services Inc.	50,709	1,005,559
Brink’s Co. (The)	41,770	997,050
CBIZ Inc.(a)(b)	258,827	1,635,787
CDI Corp.	71,824	1,287,804
Cenveo Inc.(a)(b)	174,686	590,439
Convergys Corp.(a)(b)	693,643	9,260,134
Corinthian Colleges Inc.(a)	514,406	2,129,641
CRA International Inc.(a)	59,665	1,504,751
Cross Country Healthcare Inc.(a)	185,800	930,858
Electro Rent Corp.	73,379	1,350,907
Essex Rental Corp.(a)	96,745	369,566
Euronet Worldwide Inc.(a)(b)	337,765	7,055,911
Franklin Covey Co.(a)(b)	86,501	813,974
FTI Consulting Inc.(a)(b)	277,348	10,406,097
GEO Group Inc. (The)(a)	402,587	7,653,179
Global Cash Access Inc.(a)	219,507	1,712,155
Great Lakes Dredge & Dock Corp.	390,356	2,818,370
H&E Equipment Services Inc.(a)(b)	102,536	1,939,981
Hackett Group Inc. (The)(a)	71,106	424,503
Heidrick & Struggles International Inc.	107,246	2,362,629
Hill International Inc.(a)(b)	162,460	638,468
Hudson Highland Group Inc.(a)	212,551	1,143,524
Huron Consulting Group Inc.(a)(b)	8,925	335,223
ICF International Inc.(a)(b)	84,730	2,149,600
Kelly Services Inc. Class A	176,240	2,818,078
Kforce Inc.(a)(b)	21,834	325,327
Korn/Ferry International(a)	292,572	4,900,581
Lincoln Educational Services Corp.	148,631	1,175,671
Live Nation Entertainment Inc.(a)(b)	930,291	8,744,735
Mac-Gray Corp.	77,708	1,175,722
Matthews International Corp. Class A	120,055	3,798,540
McGrath RentCorp	92,489	2,969,822
MoneyGram International Inc.(a)	5,412	97,416
Multi-Color Corp.	71,319	1,605,391
Navigant Consulting Inc.(a)	339,624	4,724,170
Odyssey Marine Exploration Inc.(a)(b)	358,760	1,112,156

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2012

Security	Shares	Value
On Assignment Inc.(a)	218,381	3,815,116
PAREXEL International Corp.(a)	36,548	985,700
Pendrell Corp.(a)(b)	369,142	963,461
PHH Corp.(a)(b)	372,082	5,756,109
Providence Service Corp. (The)(a)	69,440	1,077,014
Quad Graphics Inc.(b)	150,726	2,095,091
Rent-A-Center Inc.	387,508	14,628,427
Resources Connection Inc.	285,052	4,004,981
RSC Holdings Inc.(a)	446,806	10,093,348
Stewart Enterprises Inc. Class A	492,549	2,989,772
TMS International Corp.(a)(b)	49,571	599,809
TrueBlue Inc.(a)	91,535	1,636,646
United Rentals Inc.(a)(b)	290,640	12,465,550
Viad Corp.	116,067	2,255,182
Zillow Inc.(a)	20,231	720,021
Zipcar Inc.(a)(b)	14,703	217,751

		174,639,017

COMPUTERS – 1.42%
Agilysys Inc.(a)	112,170	1,008,408
CACI International Inc. Class A(a)(b)	161,787	10,077,712
Carbonite Inc.(a)	12,410	136,634
CIBER Inc.(a)	424,633	1,800,444
Computer Task Group Inc.(a)(b)	30,164	462,112
Cray Inc.(a)	238,787	1,747,921
Dot Hill Systems Corp.(a)(b)	282,691	426,863
Dynamics Research Corp.(a)(b)	61,214	590,103
Electronics For Imaging Inc.(a)	285,738	4,748,966
Imation Corp.(a)(b)	199,824	1,236,911
Immersion Corp.(a)(b)	15,740	85,940
Insight Enterprises Inc.(a)(b)	289,780	6,354,875
Keyw Holding Corp. (The)(a)(b)	122,254	947,469
Mentor Graphics Corp.(a)	352,684	5,240,884
Mercury Computer Systems Inc.(a)(b)	199,711	2,646,171
NCI Inc. Class A(a)(b)	35,662	227,880
Quantum Corp.(a)(b)	1,492,092	3,909,281
RadiSys Corp.(a)	130,477	965,530
Rimage Corp.	62,273	623,353
Spansion Inc. Class A(a)	332,708	4,052,383
Stream Global Services Inc.(a)(b)	59,349	195,258
Sykes Enterprises Inc.(a)(b)	231,617	3,659,549
Unisys Corp.(a)(b)	166,090	3,275,295
Xyratex Ltd.(b)	187,492	2,982,998

		57,402,940

COSMETICS & PERSONAL CARE – 0.06%
Elizabeth Arden Inc.(a)(b)	30,623	1,071,193
Revlon Inc. Class A(a)(b)	72,464	1,250,004

		2,321,197

DISTRIBUTION & WHOLESALE – 0.45%
Brightpoint Inc.(a)(b)	253,575	2,041,279
Core-Mark Holding Co. Inc.	64,809	2,653,280
Owens & Minor Inc.	77,970	2,371,068
ScanSource Inc.(a)	152,228	5,681,149
School Specialty Inc.(a)(b)	103,192	365,300
Titan Machinery Inc.(a)(b)	69,387	1,956,713
United Stationers Inc.	99,418	3,084,940

		18,153,729

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 1.99%
Aircastle Ltd.(b)	325,586	3,985,173
Apollo Residential Mortgage Inc.	24,893	457,533
Artio Global Investors Inc. Class A	16,579	79,082
Calamos Asset Management Inc. Class A	126,062	1,652,673
California First National Bancorp	13,071	200,509
CIFC Corp.(a)	76,768	475,962
Cohen & Steers Inc.(b)	19,810	631,939
Cowen Group Inc. Class A(a)	445,998	1,208,655
Doral Financial Corp.(a)	845,325	1,301,800
Edelman Financial Group Inc.	132,528	876,010
FBR & Co.(a)(b)	299,262	769,103
Federal Agricultural Mortgage Corp. Class C NVS	65,654	1,490,346
First Marblehead Corp. (The)(a)(b)	362,830	442,653
FX Alliance Inc.(a)	28,639	449,060
FXCM Inc.(b)	115,048	1,494,474
GAIN Capital Holdings Inc.	48,289	242,411
GAMCO Investors Inc. Class A	16,505	818,813
GFI Group Inc.	470,309	1,768,362
Gleacher & Co. Inc.(a)(b)	489,579	665,827
Imperial Holdings Inc.(a)	18,039	48,164
INTL FCStone Inc.(a)(b)	87,668	1,849,795
Investment Technology Group Inc.(a)(b)	257,366	3,078,097
JMP Group Inc.	98,178	724,554
KBW Inc.(b)	218,405	4,040,492
Knight Capital Group Inc. Class A(a)(b)	661,547	8,514,110
Manning & Napier Inc.(a)	63,577	934,582
Marlin Business Services Corp.	56,936	857,456
Medley Capital Corp.	74,666	841,486
National Financial Partners Corp.(a)	273,228	4,136,672
Nelnet Inc. Class A	170,068	4,406,462
NewStar Financial Inc.(a)(b)	180,156	2,003,335
Nicholas Financial Inc.	63,000	830,970
Ocwen Financial Corp.(a)	631,899	9,876,581
Oppenheimer Holdings Inc. Class A	68,927	1,195,883
Piper Jaffray Companies Inc.(a)	103,994	2,768,320
SeaCube Container Leasing Ltd.(b)	73,887	1,270,856
Solar Senior Capital Ltd.	50,248	809,495
Stifel Financial Corp.(a)(b)	213,135	8,065,028
SWS Group Inc.	194,162	1,110,607
Teton Advisors Inc. Class B(b)	653	10,122
Virtus Investment Partners Inc.(a)	2,871	246,274
Walter Investment Management Corp.	169,698	3,826,690

		80,456,416

ELECTRIC – 4.00%
ALLETE Inc.	222,407	9,227,666
Atlantic Power Corp.(a)	691,367	9,568,519
Avista Corp.	380,017	9,720,835
Black Hills Corp.	290,798	9,750,457
Central Vermont Public Service Corp.(b)	88,530	3,116,256
CH Energy Group Inc.	102,367	6,830,950
Cleco Corp.	402,168	15,945,961
Dynegy Inc.(a)(b)	685,641	383,959
El Paso Electric Co.	277,605	9,019,387
Empire District Electric Co. (The)	275,535	5,607,137
EnerNOC Inc.(a)	111,843	805,270
Genie Energy Ltd. Class B	7,605	73,540
IDACORP Inc.	326,880	13,441,306
MGE Energy Inc.	152,229	6,757,445
NorthWestern Corp.	238,986	8,474,444

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2012

Security	Shares	Value
Ormat Technologies Inc.(b)	118,004	2,377,781
Otter Tail Corp.	224,933	4,881,046
Pike Electric Corp.(a)(b)	106,126	873,417
PNM Resources Inc.	525,258	9,612,221
Portland General Electric Co.	496,830	12,410,813
UIL Holdings Corp.	333,273	11,584,570
UniSource Energy Corp.	241,951	8,848,148
Unitil Corp.	72,311	1,940,104

		161,251,232

ELECTRICAL COMPONENTS & EQUIPMENT – 0.65%
A123 Systems Inc.(a)(b)	475,919	533,029
Advanced Energy Industries Inc.(a)(b)	264,121	3,465,268
American Superconductor Corp.(a)(b)	293,559	1,209,463
Belden Inc.	44,593	1,690,521
Encore Wire Corp.	122,882	3,653,282
EnerSys Inc.(a)(b)	222,230	7,700,269
Generac Holdings Inc.(a)(b)	104,051	2,554,452
Insteel Industries Inc.	111,238	1,351,542
Littelfuse Inc.	17,174	1,076,810
Powell Industries Inc.(a)	58,261	1,995,439
Power-One Inc.(a)	27,330	124,351
PowerSecure International Inc.(a)(b)	107,803	653,286
Valence Technology Inc.(a)(b)	246,939	199,601

		26,207,313

ELECTRONICS – 2.17%
Analogic Corp.	21,661	1,462,984
Badger Meter Inc.	17,069	580,175
Bel Fuse Inc. Class B	69,674	1,231,140
Benchmark Electronics Inc.(a)(b)	399,852	6,593,560
Brady Corp. Class A	286,496	9,268,146
Checkpoint Systems Inc.(a)	263,702	2,974,559
Coherent Inc.(a)	44,650	2,604,435
CTS Corp.	226,287	2,380,539
Cymer Inc.(a)	151,211	7,560,550
Daktronics Inc.	184,231	1,637,814
DDi Corp.	63,257	771,735
Electro Scientific Industries Inc.(b)	134,826	2,023,738
ESCO Technologies Inc.	130,146	4,785,468
FEI Co.(a)	19,184	942,126
Identive Group Inc.(a)(b)	263,549	550,817
InvenSense Inc.(a)(b)	35,344	639,726
Kemet Corp.(a)(b)	277,646	2,598,767
Methode Electronics Inc.	245,540	2,278,611
Multi-Fineline Electronix Inc.(a)(b)	50,000	1,372,500
Newport Corp.(a)	168,939	2,993,599
OSI Systems Inc.(a)(b)	29,115	1,784,750
Park Electrochemical Corp.	136,573	4,128,602
Plexus Corp.(a)	22,797	797,667
Rofin-Sinar Technologies Inc.(a)	99,036	2,611,579
Rogers Corp.(a)(b)	69,136	2,679,020
Sanmina-SCI Corp.(a)(b)	530,681	6,076,297
TTM Technologies Inc.(a)	260,512	2,993,283
Viasystems Group Inc.(a)(b)	16,935	321,426
Vishay Precision Group Inc.(a)(b)	81,583	1,209,876
Watts Water Technologies Inc. Class A	179,227	7,303,500
X-Rite Inc.(a)(b)	172,900	784,966
Zygo Corp.(a)(b)	88,153	1,725,154

		87,667,109

Security	Shares	Value
ENERGY – ALTERNATE SOURCES – 0.10%
FutureFuel Corp.	77,746	853,651
Green Plains Renewable Energy Inc.(a)(b)	110,767	1,195,176
KiOR Inc. Class A(a)(b)	30,573	408,761
Renewable Energy Group Inc.(a)	20,883	216,348
REX American Resources Corp.(a)(b)	40,471	1,242,460
Solazyme Inc.(a)	17,036	249,236

		4,165,632

ENGINEERING & CONSTRUCTION – 0.99%
Aegion Corp.(a)(b)	260,656	4,647,496
Argan Inc.(b)	42,768	685,999
Dycom Industries Inc.(a)	193,470	4,519,459
EMCOR Group Inc.(b)	440,902	12,221,803
Granite Construction Inc.	254,566	7,316,227
Layne Christensen Co.(a)(b)	129,614	2,883,912
Michael Baker Corp.(a)	55,467	1,322,888
MYR Group Inc.(a)(b)	8,315	148,506
Orion Marine Group Inc.(a)(b)	179,118	1,295,023
Sterling Construction Co. Inc.(a)(b)	109,328	1,065,948
Tutor Perini Corp.(a)	205,563	3,202,672
VSE Corp.	26,806	665,057

		39,974,990

ENTERTAINMENT – 0.60%
Churchill Downs Inc.	60,738	3,395,254
Cinemark Holdings Inc.	57,730	1,267,173
International Speedway Corp. Class A	193,956	5,382,279
Isle of Capri Casinos Inc.(a)(b)	133,861	945,059
Multimedia Games Holding Co. Inc.(a)	178,859	1,960,295
Pinnacle Entertainment Inc.(a)(b)	383,712	4,416,525
Scientific Games Corp. Class A(a)	183,795	2,143,050
Shuffle Master Inc.(a)	67,702	1,191,555
Speedway Motorsports Inc.(b)	77,143	1,441,031
Vail Resorts Inc.	49,680	2,148,660

		24,290,881

ENVIRONMENTAL CONTROL – 0.40%
Calgon Carbon Corp.(a)	76,333	1,191,558
Casella Waste Systems Inc. Class A(a)(b)	21,606	134,605
Energy Recovery Inc.(a)(b)	306,743	705,509
EnergySolutions Inc.(a)	414,753	2,032,290
Fuel Tech Inc.(a)(b)	7,715	42,124
GSE Holding Inc.(a)	15,565	204,368
Heckmann Corp.(a)(b)	336,913	1,452,095
Met-Pro Corp.	89,376	943,811
Metalico Inc.(a)(b)	111,260	475,080
Tetra Tech Inc.(a)(b)	327,532	8,633,744
US Ecology Inc.	7,093	154,202

		15,969,386

FOOD – 1.69%
Arden Group Inc. Class A	3,096	281,395
B&G Foods Inc. Class A	134,496	3,027,505
Cal-Maine Foods Inc.	88,288	3,377,899
Chefs’ Warehouse Inc. (The)(a)	27,945	646,647
Chiquita Brands International Inc.(a)(b)	301,199	2,647,539
Dole Food Co. Inc.(a)(b)	192,347	1,919,623

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2012

Security	Shares	Value
Fresh Del Monte Produce Inc.	240,515	5,493,363
Hain Celestial Group Inc.(a)(b)	177,926	7,794,938
Imperial Sugar Co.(b)	83,792	392,984
Ingles Markets Inc. Class A	83,962	1,481,090
Nash-Finch Co.	79,642	2,263,426
Pilgrim’s Pride Corp.(a)(b)	403,100	3,007,126
Sanderson Farms Inc.	145,892	7,736,653
Seaboard Corp.(a)(b)	2,058	4,015,158
Seneca Foods Corp. Class A(a)	61,024	1,607,372
Smart Balance Inc.(a)(b)	206,214	1,363,075
Snyders-Lance Inc.	311,341	8,048,165
Spartan Stores Inc.	148,395	2,688,917
Tootsie Roll Industries Inc.(b)	12,715	291,310
TreeHouse Foods Inc.(a)(b)	96,217	5,724,911
Village Super Market Inc. Class A	40,470	1,278,447
Weis Markets Inc.	72,846	3,176,086

		68,263,629

FOREST PRODUCTS & PAPER – 1.00%
Boise Inc.	567,984	4,663,149
Buckeye Technologies Inc.	262,996	8,933,974
Clearwater Paper Corp.(a)	152,006	5,048,119
KapStone Paper and Packaging Corp.(a)(b)	258,337	5,089,239
Neenah Paper Inc.	50,552	1,503,416
P.H. Glatfelter Co.	288,115	4,546,455
Schweitzer-Mauduit International Inc.	106,128	7,329,200
Verso Paper Corp.(a)(b)	96,831	182,042
Wausau Paper Corp.	323,121	3,030,875

		40,326,469

GAS – 1.93%
Chesapeake Utilities Corp.	62,792	2,582,007
Laclede Group Inc. (The)	147,705	5,763,449
New Jersey Resources Corp.	272,872	12,161,905
Northwest Natural Gas Co.	175,783	7,980,548
Piedmont Natural Gas Co.	473,439	14,709,750
South Jersey Industries Inc.	162,072	8,110,083
Southwest Gas Corp.	302,406	12,924,833
WGL Holdings Inc.	337,859	13,750,861

		77,983,436

HAND & MACHINE TOOLS – 0.01%
Franklin Electric Co. Inc.	10,008	491,093

		491,093

HEALTH CARE – PRODUCTS – 1.18%
Accuray Inc.(a)(b)	54,077	381,784
Affymetrix Inc.(a)	469,066	2,002,912
Alphatec Holdings Inc.(a)(b)	349,551	828,436
AngioDynamics Inc.(a)(b)	163,865	2,007,346
BG Medicine Inc.(a)	6,169	43,306
BIOLASE Technology Inc.(a)(b)	157,929	427,988
BioMimetic Therapeutics Inc.(a)	74,044	182,889
Cantel Medical Corp.	130,578	3,276,202
CardioNet Inc.(a)(b)	119,213	367,176
Cerus Corp.(a)(b)	52,439	210,805
Chindex International Inc.(a)(b)	42,510	403,845
Columbia Laboratories Inc.(a)(b)	84,112	59,719
CONMED Corp.	186,850	5,581,209

Security	Shares	Value
CryoLife Inc.(a)	170,877	900,522
Cynosure Inc. Class A(a)(b)	63,345	1,131,342
Exactech Inc.(a)(b)	16,455	260,812
Greatbatch Inc.(a)	153,692	3,768,528
Hanger Orthopedic Group Inc.(a)(b)	104,989	2,295,060
ICU Medical Inc.(a)(b)	60,620	2,980,079
Invacare Corp.	177,795	2,946,063
IRIS International Inc.(a)	33,098	447,154
Medical Action Industries Inc.(a)(b)	60,856	348,096
Natus Medical Inc.(a)	91,226	1,088,326
Palomar Medical Technologies Inc.(a)	126,716	1,183,527
Solta Medical Inc.(a)(b)	396,096	1,200,171
Staar Surgical Co.(a)(b)	30,141	326,427
SurModics Inc.(a)	100,179	1,539,751
Symmetry Medical Inc.(a)	180,780	1,278,115
Uroplasty Inc.(a)(b)	17,058	51,345
West Pharmaceutical Services Inc.	99,600	4,235,988
Wright Medical Group Inc.(a)(b)	257,983	4,984,232
Young Innovations Inc.	23,796	735,772
Zeltiq Aesthetics Inc.(a)(b)	13,879	85,633

		47,560,560

HEALTH CARE – SERVICES – 1.66%
Almost Family Inc.(a)(b)	53,903	1,402,017
Amedisys Inc.(a)(b)	194,768	2,816,345
AmSurg Corp.(a)(b)	206,317	5,772,750
Assisted Living Concepts Inc. Class A	129,355	2,148,586
Capital Senior Living Corp.(a)(b)	121,894	1,126,301
Centene Corp.(a)	123,532	6,049,362
Five Star Quality Care Inc.(a)	273,835	933,777
Gentiva Health Services Inc.(a)(b)	200,868	1,755,586
HealthSouth Corp.(a)(b)	627,425	12,849,664
Healthways Inc.(a)	222,627	1,638,535
Kindred Healthcare Inc.(a)(b)	341,553	2,951,018
LHC Group Inc.(a)	98,689	1,828,707
Magellan Health Services Inc.(a)	187,685	9,160,905
Molina Healthcare Inc.(a)	73,617	2,475,740
National Healthcare Corp.	67,312	3,066,735
Neostem Inc.(a)(b)	24,329	9,184
Select Medical Holdings Corp.(a)(b)	211,569	1,626,966
Skilled Healthcare Group Inc. Class A(a)(b)	118,385	906,829
Sun Healthcare Group Inc.(a)(b)	164,592	1,125,809
Sunrise Senior Living Inc.(a)(b)	94,703	598,523
Triple-S Management Corp. Class B(a)(b)	129,954	3,001,937
Universal American Corp.	212,085	2,286,276
Vanguard Health Systems Inc.(a)	131,545	1,297,034

		66,828,586

HOLDING COMPANIES – DIVERSIFIED – 1.66%
Apollo Investment Corp.	1,291,688	9,261,403
Arlington Asset Investment Corp. Class A(b)	52,266	1,160,305
BlackRock Kelso Capital Corp.(c)	482,823	4,741,322
Capital Southwest Corp.	19,448	1,838,808
Compass Diversified Holdings	265,867	3,932,173
Fifth Street Finance Corp.(b)	544,424	5,313,578
Gladstone Capital Corp.	140,633	1,140,534
Gladstone Investment Corp.	147,122	1,113,714
Golub Capital BDC Inc.	79,155	1,208,697
Harbinger Group Inc.(a)(b)	60,165	311,655
Home Loan Servicing Solutions Ltd.	33,553	467,729
Horizon Pharma Inc.(a)(b)	5,015	20,762

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2012

Security	Shares	Value
Kohlberg Capital Corp.	124,757	862,071
Main Street Capital Corp.(b)	151,558	3,732,874
MCG Capital Corp.	506,309	2,151,813
Medallion Financial Corp.	96,075	1,072,197
MVC Capital Inc.	157,717	2,070,824
New Mountain Finance Corp.	49,337	677,890
NGP Capital Resources Co.	144,646	947,431
PennantPark Investment Corp.	362,300	3,767,920
Primoris Services Corp.	22,624	363,341
Prospect Capital Corp.(b)	803,748	8,825,153
Solar Capital Ltd.	240,730	5,312,911
THL Credit Inc.	60,701	780,615
TICC Capital Corp.	248,770	2,423,020
Triangle Capital Corp.	178,421	3,523,815

		67,022,555

HOME BUILDERS – 0.78%
Beazer Homes USA Inc.(a)(b)	507,272	1,648,634
Cavco Industries Inc.(a)	44,905	2,091,675
Hovnanian Enterprises Inc. Class A(a)(b)	428,736	1,050,403
KB Home(b)	508,912	4,529,317
M.D.C. Holdings Inc.	246,996	6,370,027
M/I Homes Inc.(a)	124,834	1,542,948
Meritage Homes Corp.(a)(b)	184,017	4,979,500
Ryland Group Inc. (The)	293,024	5,649,503
Skyline Corp.	44,938	343,776
Standard-Pacific Corp.(a)(b)	701,140	3,127,084

		31,332,867

HOME FURNISHINGS – 0.41%
American Woodmark Corp.	63,038	1,134,684
Ethan Allen Interiors Inc.	103,453	2,619,430
Furniture Brands International Inc.(a)(b)	273,156	458,902
Kimball International Inc. Class B	204,479	1,412,950
La-Z-Boy Inc.(a)(b)	342,749	5,127,525
Sealy Corp.(a)(b)	332,954	672,567
Select Comfort Corp.(a)	46,891	1,518,799
Skullcandy Inc.(a)(b)	42,185	667,789
Universal Electronics Inc.(a)(b)	61,061	1,219,999
VOXX International Corp.(a)(b)	118,586	1,608,026

		16,440,671

HOUSEHOLD PRODUCTS & WARES – 0.77%
A.T. Cross Co. Class A(a)	5,241	63,102
ACCO Brands Corp.(a)(b)	363,059	4,505,562
American Greetings Corp. Class A	237,779	3,647,530
Blyth Inc.	34,281	2,565,247
Central Garden & Pet Co. Class A(a)(b)	277,416	2,671,516
CSS Industries Inc.	53,678	1,044,574
Ennis Inc.	171,022	2,705,568
Helen of Troy Ltd.(a)	203,314	6,914,709
Prestige Brands Holdings Inc.(a)(b)	331,791	5,799,707
Spectrum Brands Holdings Inc.(a)	22,910	800,933
Summer Infant Inc.(a)(b)	91,454	548,724

		31,267,172

Security	Shares	Value
HOUSEWARES – 0.02%
Lifetime Brands Inc.	60,970	685,303

		685,303

INSURANCE – 5.39%
Alterra Capital Holdings Ltd.(b)	598,441	13,752,174
American Equity Investment Life Holding Co.(b)	392,204	5,008,445
American Safety Insurance Holdings Ltd.(a)	69,346	1,307,172
Amerisafe Inc.(a)	120,910	2,991,313
AmTrust Financial Services Inc.	138,974	3,735,621
Argo Group International Holdings Ltd.(b)	181,140	5,410,652
Baldwin & Lyons Inc. Class B	54,644	1,222,933
Citizens Inc.(a)(b)	251,046	2,480,335
CNO Financial Group Inc.(a)(b)	1,462,694	11,379,759
Delphi Financial Group Inc. Class A	318,334	14,251,813
Donegal Group Inc. Class A	50,854	695,174
eHealth Inc.(a)	132,727	2,164,777
EMC Insurance Group Inc.	30,334	609,410
Employers Holdings Inc.	215,558	3,817,532
Enstar Group Ltd.(a)(b)	45,477	4,501,768
FBL Financial Group Inc. Class A	85,027	2,865,410
First American Financial Corp.	693,714	11,536,464
Flagstone Reinsurance Holdings SA(b)	326,190	2,567,115
Fortegra Financial Corp.(a)(b)	37,923	317,036
Global Indemnity PLC(a)	84,888	1,654,467
Greenlight Capital Re Ltd. Class A(a)(b)	142,925	3,520,243
Hallmark Financial Services Inc.(a)(b)	47,694	376,306
Harleysville Group Inc.	80,341	4,635,676
Hilltop Holdings Inc.(a)(b)	262,602	2,203,231
Horace Mann Educators Corp.	263,053	4,634,994
Independence Holding Co.(b)	52,501	522,910
Infinity Property and Casualty Corp.	81,924	4,287,083
Kansas City Life Insurance Co.	28,061	903,564
Maiden Holdings Ltd.	334,598	3,011,382
Meadowbrook Insurance Group Inc.	352,395	3,287,845
MGIC Investment Corp.(a)(b)	1,239,758	6,149,200
Montpelier Re Holdings Ltd.(b)	410,995	7,940,423
National Interstate Corp.	45,042	1,152,174
National Western Life Insurance Co. Class A	14,516	1,986,805
Navigators Group Inc. (The)(a)(b)	71,825	3,393,013
OneBeacon Insurance Group Ltd.(b)	147,505	2,273,052
Phoenix Companies Inc. (The)(a)(b)	773,148	1,894,213
Platinum Underwriters Holdings Ltd.(b)	232,675	8,492,638
Presidential Life Corp.	144,597	1,652,744
Primerica Inc.	198,021	4,992,109
ProAssurance Corp.	201,642	17,766,677
Radian Group Inc.(b)	876,317	3,811,979
RLI Corp.	120,198	8,610,985
Safety Insurance Group Inc.	83,144	3,462,116
SeaBright Insurance Holdings Inc.	134,271	1,220,523
Selective Insurance Group Inc.	356,128	6,271,414
State Auto Financial Corp.	85,729	1,252,501
Stewart Information Services Corp.(b)	120,712	1,715,318
Symetra Financial Corp.	446,395	5,146,934
Tower Group Inc.	243,412	5,459,731
United Fire Group Inc.	142,905	2,556,570
Universal Insurance Holdings Inc.	121,521	472,717

		217,326,440

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2012

Security	Shares	Value

INTERNET – 0.92%
1-800-FLOWERS.COM Inc.(a)(b)	162,376	491,999
Angie’s List Inc.(a)(b)	32,530	614,492
Archipelago Learning Inc.(a)(b)	35,388	393,515
Bankrate Inc.(a)(b)	41,079	1,016,705
Bazaarvoice Inc.(a)	19,214	381,782
Boingo Wireless Inc.(a)(b)	9,799	118,568
Brightcove Inc.(a)	10,127	251,150
DealerTrack Holdings Inc.(a)(b)	36,946	1,117,986
Digital River Inc.(a)	215,538	4,032,716
EarthLink Inc.	727,119	5,809,681
ePlus Inc.(a)(b)	22,760	727,637
eResearchTechnology Inc.(a)	155,640	1,217,105
Global Sources Ltd.(a)	4,763	29,340
ICG Group Inc.(a)	226,196	2,024,454
InfoSpace Inc.(a)(b)	226,512	2,901,619
Internap Network Services Corp.(a)(b)	48,238	354,067
KIT Digital Inc.(a)(b)	256,088	1,843,834
Limelight Networks Inc.(a)(b)	63,584	209,191
ModusLink Global Solutions Inc.(a)	290,019	1,566,103
Openwave Systems Inc.(a)(b)	398,271	904,075
Orbitz Worldwide Inc.(a)	142,337	434,128
Perficient Inc.(a)(b)	46,426	557,576
QuinStreet Inc.(a)(b)	160,193	1,680,425
RealNetworks Inc.	138,027	1,371,988
Safeguard Scientifics Inc.(a)(b)	135,845	2,336,534
Support.com Inc.(a)(b)	119,055	375,023
TechTarget Inc.(a)(b)	27,315	189,293
TeleCommunication Systems Inc.(a)(b)	175,676	488,379
United Online Inc.	583,663	2,854,112
XO Group Inc.(a)(b)	79,554	747,012

		37,040,489

IRON & STEEL – 0.06%
Shiloh Industries Inc.	34,779	331,444
Universal Stainless & Alloy Products Inc.(a)(b)	47,142	2,013,906

		2,345,350

LEISURE TIME – 0.27%
Ambassadors Group Inc.	88,336	472,598
Arctic Cat Inc.(a)	79,847	3,419,847
Black Diamond Inc.(a)(b)	124,817	1,155,805
Callaway Golf Co.	423,853	2,865,246
Johnson Outdoors Inc. Class A(a)	31,328	598,365
Life Time Fitness Inc.(a)	26,078	1,318,764
Marine Products Corp.(b)	34,589	205,805
Town Sports International Holdings Inc.(a)	77,764	982,159

		11,018,589

LODGING – 0.56%
Boyd Gaming Corp.(a)(b)	359,881	2,821,467
Caesars Entertainment Corp.(a)	170,594	2,514,555
Gaylord Entertainment Co.(a)(b)	234,791	7,231,563
Marcus Corp.	135,329	1,698,379
Monarch Casino & Resort Inc.(a)(b)	57,773	595,062
Morgans Hotel Group Co.(a)(b)	92,394	457,350
Orient-Express Hotels Ltd. Class A(a)(b)	627,458	6,400,072

Security	Shares	Value
Red Lion Hotels Corp.(a)(b)	95,104	780,804

		22,499,252

MACHINERY – 1.19%
Alamo Group Inc.	41,583	1,249,985
Albany International Corp. Class A	147,781	3,391,574
Astec Industries Inc.(a)	131,839	4,809,487
Briggs & Stratton Corp.	332,986	5,970,439
Cascade Corp.	57,182	2,865,962
Cognex Corp.	50,331	2,132,021
Columbus McKinnon Corp.(a)(b)	26,723	435,318
Flow International Corp.(a)	39,017	156,848
Gerber Scientific Inc. Escrow(a)(d)	173,399	1,734
Global Power Equipment Group Inc.(a)(b)	51,742	1,433,253
Hurco Companies Inc.(a)	42,387	1,197,433
Intermec Inc.(a)	391,139	3,023,504
Intevac Inc.(a)	152,227	1,293,930
Kadant Inc.(a)(b)	57,111	1,360,384
NACCO Industries Inc. Class A	38,493	4,479,430
Robbins & Myers Inc.	260,030	13,534,561
Tecumseh Products Co. Class A(a)(b)	120,686	485,158

		47,821,021

MANUFACTURING – 1.69%
A.O. Smith Corp.	250,751	11,271,257
Actuant Corp. Class A	380,526	11,031,449
American Railcar Industries Inc.(a)	64,273	1,511,058
Barnes Group Inc.	359,053	9,446,684
Ceradyne Inc.	164,287	5,349,185
Chase Corp.	41,468	653,121
CLARCOR Inc.	16,508	810,378
Colfax Corp.(a)	17,801	627,307
EnPro Industries Inc.(a)(b)	77,957	3,204,033
Federal Signal Corp.(a)	376,569	2,093,724
FreightCar America Inc.	79,013	1,777,002
GP Strategies Corp.(a)(b)	68,874	1,205,295
Handy & Harman Ltd.(a)(b)	32,444	468,491
Hexcel Corp.(a)	99,087	2,379,079
John Bean Technologies Corp.	13,327	215,897
Lydall Inc.(a)	115,099	1,172,859
Metabolix Inc.(a)(b)	67,105	189,907
Movado Group Inc.	114,171	2,802,898
Myers Industries Inc.	183,393	2,705,047
NL Industries Inc.	2,733	40,722
Proto Labs Inc.(a)	7,365	251,073
Smith & Wesson Holding Corp.(a)	262,405	2,033,639
Standex International Corp.	66,763	2,749,968
STR Holdings Inc.(a)(b)	201,649	975,981
Tredegar Corp.	157,526	3,085,934

		68,051,988

MEDIA – 1.13%
A.H. Belo Corp. Class A	122,073	596,937
Belo Corp. Class A	431,753	3,095,669
Cambium Learning Group Inc.(a)(b)	107,005	283,563
Central European Media Enterprises Ltd. Class A(a)(b)	242,723	1,723,333
Courier Corp.	67,565	783,754
Crown Media Holdings Inc. Class A(a)(b)	181,136	288,006
Cumulus Media Inc. Class A(a)(b)	199,815	697,354
Dial Global Inc.(a)(b)	32,569	75,886

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2012

Security	Shares	Value
Digital Domain Media Group Inc.(a)(b)	11,279	64,178
Digital Generation Inc.(a)	43,014	439,173
Dolan Co. (The)(a)(b)	199,489	1,817,345
E.W. Scripps Co. (The) Class A(a)	208,851	2,061,359
Entercom Communications Corp. Class A(a)(b)	161,482	1,048,018
Entravision Communications Corp. Class A	135,266	231,305
Fisher Communications Inc.(a)(b)	59,093	1,815,337
Gray Television Inc.(a)(b)	325,249	614,721
Journal Communications Inc. Class A(a)	287,550	1,618,906
Knology Inc.(a)(b)	13,840	251,888
Lin TV Corp. Class A(a)	178,428	722,633
Martha Stewart Living Omnimedia Inc. Class A(b)	178,515	680,142
McClatchy Co. (The) Class A(a)(b)	377,878	1,092,067
Meredith Corp.(b)	239,441	7,772,255
New York Times Co. (The) Class A(a)	903,002	6,131,384
Nexstar Broadcasting Group Inc.(a)(b)	57,983	481,839
Outdoor Channel Holdings Inc.	93,154	680,956
Saga Communications Inc. Class A(a)(b)	23,386	837,219
Scholastic Corp.	175,533	6,192,804
Sinclair Broadcast Group Inc. Class A	308,396	3,410,860
Value Line Inc.	1,029	12,636
World Wrestling Entertainment Inc. Class A(b)	19,595	173,808

		45,695,335

METAL FABRICATE & HARDWARE – 0.90%
A.M. Castle & Co.(a)(b)	111,294	1,407,869
Ampco-Pittsburgh Corp.	51,521	1,037,118
CIRCOR International Inc.	42,380	1,409,982
Haynes International Inc.	18,245	1,155,821
Kaydon Corp.	215,647	5,501,155
L.B. Foster Co. Class A	59,635	1,700,194
Lawson Products Inc.	23,071	348,603
Mueller Industries Inc.	215,684	9,802,838
Mueller Water Products Inc. Class A	1,028,684	3,425,518
Northwest Pipe Co.(a)	61,809	1,312,823
Olympic Steel Inc.	60,804	1,459,296
RBC Bearings Inc.(a)(b)	30,128	1,389,804
RTI International Metals Inc.(a)(b)	173,047	3,990,464
Worthington Industries Inc.	133,854	2,567,320

		36,508,805

MINING – 1.05%
Century Aluminum Co.(a)(b)	340,775	3,026,082
Coeur d’Alene Mines Corp.(a)(b)	552,079	13,106,355
Golden Minerals Co.(a)(b)	12,521	105,552
Golden Star Resources Ltd.(a)(b)	1,709,925	3,180,461
Horsehead Holding Corp.(a)(b)	274,504	3,126,601
Jaguar Mining Inc.(a)(b)	558,291	2,607,219
Kaiser Aluminum Corp.(b)	61,274	2,895,809
Materion Corp.(a)(b)	124,406	3,574,184
Revett Minerals Inc.(a)	72,733	304,024
Thompson Creek Metals Co. Inc.(a)(b)	1,006,015	6,800,661
United States Lime & Minerals Inc.(a)(b)	13,573	812,887
Ur-Energy Inc.(a)	121,398	148,106
US Silica Holdings Inc.(a)	32,023	670,562
USEC Inc.(a)(b)	729,758	773,543
Vista Gold Corp.(a)(b)	397,207	1,247,230

		42,379,276

Security	Shares	Value

OFFICE FURNISHINGS – 0.11%
CompX International Inc.	6,797	94,546
Steelcase Inc. Class A	463,576	4,450,330

		4,544,876

OIL & GAS – 1.71%
Alon USA Energy Inc.	18,205	164,755
Approach Resources Inc.(a)	48,617	1,796,398
Bill Barrett Corp.(a)(b)	287,264	7,471,737
Bonanza Creek Energy Inc.(a)	24,109	526,782
BPZ Resources Inc.(a)(b)	513,640	2,069,969
CAMAC Energy Inc.(a)(b)	380,237	380,237
Comstock Resources Inc.(a)(b)	314,298	4,975,337
Crimson Exploration Inc.(a)(b)	141,486	587,167
Delek US Holdings Inc.	93,215	1,445,765
Endeavour International Corp.(a)(b)	245,273	2,906,485
Energy Partners Ltd.(a)(b)	190,275	3,160,468
Gastar Exploration Ltd.(a)(b)	386,761	1,156,415
GeoResources Inc.(a)(b)	81,002	2,652,005
GMX Resources Inc.(a)(b)	289,395	367,532
Harvest Natural Resources Inc.(a)(b)	223,967	1,585,686
Hercules Offshore Inc.(a)	872,434	4,126,613
Matador Resources Co.(a)	33,341	365,084
Miller Energy Resources Inc.(a)(b)	204,414	862,627
Parker Drilling Co.(a)(b)	769,444	4,593,581
Penn Virginia Corp.	303,496	1,380,907
PetroCorp Inc. Escrow(a)(d)	19,086	2
Petroleum Development Corp.(a)(b)	155,321	5,760,856
PetroQuest Energy Inc.(a)(b)	283,986	1,743,674
Rex Energy Corp.(a)(b)	39,900	426,132
Sanchez Energy Corp.(a)	24,109	541,247
Swift Energy Co.(a)(b)	279,577	8,116,120
Triangle Petroleum Corp.(a)(b)	149,504	1,031,578
U.S. Energy Corp.(a)(b)	160,241	506,362
VAALCO Energy Inc.(a)(b)	298,534	2,821,146
Vantage Drilling Co.(a)(b)	1,155,585	1,848,936
Venoco Inc.(a)	149,956	1,625,523
Voyager Oil & Gas Inc.(a)(b)	84,468	205,257
Warren Resources Inc.(a)	392,132	1,278,350
Western Refining Inc.	21,406	402,861

		68,883,594

OIL & GAS SERVICES – 1.20%
C&J Energy Services Inc.(a)(b)	38,375	682,691
Cal Dive International Inc.(a)(b)	240,074	792,244
Dawson Geophysical Co.(a)(b)	38,231	1,313,235
Exterran Holdings Inc.(a)(b)	421,556	5,560,324
Gulf Island Fabrication Inc.	80,646	2,360,508
Helix Energy Solutions Group Inc.(a)	699,216	12,446,045
Hornbeck Offshore Services Inc.(a)(b)	203,566	8,555,879
Key Energy Services Inc.(a)	86,315	1,333,567
Matrix Service Co.(a)	147,835	2,071,168
Mitcham Industries Inc.(a)(b)	37,031	831,716
Natural Gas Services Group Inc.(a)(b)	81,611	1,077,265
Newpark Resources Inc.(a)(b)	555,101	4,546,277
Pioneer Drilling Co.(a)	87,861	773,177
Tesco Corp.(a)(b)	37,680	534,679
Tetra Technologies Inc.(a)	450,506	4,243,767
Union Drilling Inc.(a)(b)	99,077	550,868
Willbros Group Inc.(a)	212,577	688,750
		48,362,160

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2012

Security	Shares	Value
PACKAGING & CONTAINERS – 0.02%
Graphic Packaging Holding Co.(a)	132,278	730,175

		730,175

PHARMACEUTICALS – 1.04%
Allos Therapeutics Inc.(a)	98,589	145,912
Anacor Pharmaceuticals Inc.(a)(b)	4,758	28,025
Array BioPharma Inc.(a)	315,256	1,075,023
AVANIR Pharmaceuticals Inc. Class A(a)(b)	89,461	305,957
BioScrip Inc.(a)	65,155	442,402
Cempra Inc.(a)	3,921	29,603
ChemoCentryx Inc.(a)	8,974	95,663
Clovis Oncology Inc.(a)(b)	18,469	470,036
Cornerstone Therapeutics Inc.(a)(b)	53,344	317,930
Cytori Therapeutics Inc.(a)(b)	88,961	221,513
DURECT Corp.(a)(b)	36,626	29,301
Dyax Corp.(a)(b)	115,782	180,620
Furiex Pharmaceuticals Inc.(a)	64,920	1,534,060
Hi-Tech Pharmacal Co. Inc.(a)(b)	47,351	1,701,321
Idenix Pharmaceuticals Inc.(a)(b)	286,354	2,803,406
Impax Laboratories Inc.(a)	37,443	920,349
K-V Pharmaceutical Co. Class A(a)(b)	112,831	148,937
Lannett Co. Inc.(a)(b)	72,705	303,180
Medicis Pharmaceutical Corp. Class A	71,520	2,688,437
Nektar Therapeutics(a)(b)	277,641	2,198,917
Neurocrine Biosciences Inc.(a)(b)	108,441	864,275
Nutraceutical International Corp.(a)	60,193	876,410
Omega Protein Corp.(a)	115,007	875,203
Par Pharmaceutical Companies Inc.(a)	73,210	2,835,423
PharMerica Corp.(a)	195,040	2,424,347
Progenics Pharmaceuticals Inc.(a)	50,717	502,098
Rigel Pharmaceuticals Inc.(a)	109,139	878,569
Savient Pharmaceuticals Inc.(a)(b)	143,809	313,504
Schiff Nutrition International Inc.(a)	57,722	709,403
Theravance Inc.(a)(b)	75,046	1,463,397
Vanda Pharmaceuticals Inc.(a)	11,319	54,218
ViroPharma Inc.(a)(b)	466,637	14,031,774
XenoPort Inc.(a)(b)	41,293	185,818
Zalicus Inc.(a)(b)	189,898	227,878

		41,882,909

PIPELINES – 0.21%
Crosstex Energy Inc.	28,985	409,848
SemGroup Corp.(a)(b)	273,528	7,970,606

		8,380,454

REAL ESTATE – 0.41%
AV Homes Inc.(a)(b)	58,422	711,580
Consolidated-Tomoka Land Co.	27,472	817,292
Forestar Group Inc.(a)	234,577	3,610,140
Kennedy-Wilson Holdings Inc.	177,743	2,399,530
Sovran Self Storage Inc.	182,526	9,095,271

		16,633,813

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 13.68%
Acadia Realty Trust	223,040	5,027,322
AG Mortgage Investment Trust Inc.	53,684	1,059,722
Agree Realty Corp.(b)	75,398	1,702,487
American Assets Trust Inc.	11,852	270,226
American Campus Communities Inc.	272,368	12,180,297
American Capital Mortgage Investment Corp.	96,438	2,099,455
Anworth Mortgage Asset Corp.	882,903	5,809,502
Apollo Commercial Real Estate Finance Inc.(b)	135,781	2,124,973
ARMOUR Residential Inc.(b)	1,172,335	7,913,261
Ashford Hospitality Trust Inc.(b)	343,293	3,093,070
Associated Estates Realty Corp.	259,262	4,236,341
BioMed Realty Trust Inc.	1,014,249	19,250,446
Campus Crest Communities Inc.	201,807	2,353,070
CapLease Inc.	450,961	1,817,373
Capstead Mortgage Corp.	594,939	7,799,650
CBL & Associates Properties Inc.(b)	673,246	12,737,814
Cedar Realty Trust Inc.	372,493	1,907,164
Chatham Lodging Trust	92,500	1,173,825
Chesapeake Lodging Trust	212,067	3,810,844
Cogdell Spencer Inc.	220,635	935,492
Colonial Properties Trust(b)	579,024	12,582,192
Colony Financial Inc.	217,014	3,554,689
CoreSite Realty Corp.	131,173	3,094,371
Cousins Properties Inc.	600,353	4,550,676
CreXus Investment Corp.	376,346	3,891,418
CubeSmart	808,181	9,617,354
CYS Investments Inc.	736,465	9,640,327
DCT Industrial Trust Inc.(b)	1,619,857	9,557,156
DiamondRock Hospitality Co.	1,104,000	11,360,160
DuPont Fabros Technology Inc.(b)	240,211	5,873,159
Dynex Capital Inc.(b)	357,965	3,418,566
EastGroup Properties Inc.	96,740	4,858,283
Education Realty Trust Inc.	605,729	6,566,102
Entertainment Properties Trust	307,625	14,267,648
Equity Lifestyle Properties Inc.	67,387	4,699,569
Equity One Inc.(b)	353,446	7,146,678
Excel Trust Inc.(b)	205,067	2,477,209
Extra Space Storage Inc.	378,357	10,892,898
FelCor Lodging Trust Inc.(a)	414,814	1,493,330
First Industrial Realty Trust Inc.(a)	570,425	7,044,749
First Potomac Realty Trust(b)	330,651	3,997,571
Franklin Street Properties Corp.	466,796	4,948,038
Getty Realty Corp.	91,454	1,424,853
Gladstone Commercial Corp.(b)	43,395	746,828
Glimcher Realty Trust	116,814	1,193,839
Government Properties Income Trust(b)	233,303	5,624,935
Hatteras Financial Corp.	492,995	13,754,561
Healthcare Realty Trust Inc.	513,358	11,293,876
Hersha Hospitality Trust	930,039	5,078,013
Highwoods Properties Inc.	114,817	3,825,702
Hudson Pacific Properties Inc.	145,403	2,199,947
Inland Real Estate Corp.	508,559	4,510,918
Invesco Mortgage Capital Inc.	761,027	13,432,127
Investors Real Estate Trust(b)	444,591	3,418,905
iStar Financial Inc.(a)(b)	541,984	3,929,384
Kilroy Realty Corp.(b)	228,411	10,646,237
Kite Realty Group Trust	369,773	1,948,704
LaSalle Hotel Properties	561,162	15,791,099
Lexington Realty Trust(b)	788,699	7,090,404
LTC Properties Inc.	164,212	5,254,784
Medical Properties Trust Inc.	885,524	8,217,663

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2012

Security	Shares	Value
MFA Financial Inc.	2,348,210	17,541,129
Mission West Properties Inc.	115,742	1,141,216
Monmouth Real Estate Investment Corp. Class A(b)	258,882	2,521,511
MPG Office Trust Inc.(a)(b)	331,065	774,692
National Health Investors Inc.(b)	89,665	4,373,859
National Retail Properties Inc.	688,685	18,725,345
Newcastle Investment Corp.(b)	43,814	275,152
NorthStar Realty Finance Corp.(b)	747,745	4,045,300
Omega Healthcare Investors Inc.	35,250	749,415
One Liberty Properties Inc.	73,228	1,340,072
Parkway Properties Inc.	145,534	1,525,196
Pebblebrook Hotel Trust	335,298	7,571,029
Pennsylvania Real Estate Investment Trust	366,991	5,603,953
PennyMac Mortgage Investment Trust(c)	197,785	3,692,646
Post Properties Inc.	349,466	16,375,977
Potlatch Corp.	122,379	3,835,358
PS Business Parks Inc.	98,447	6,452,216
RAIT Financial Trust(b)	329,138	1,635,816
Ramco-Gershenson Properties Trust	253,498	3,097,746
Redwood Trust Inc.(b)	517,670	5,797,904
Resource Capital Corp.(b)	546,857	2,947,559
Retail Opportunity Investments Corp.	327,432	3,942,281
RLJ Lodging Trust	182,018	3,390,995
Sabra Healthcare REIT Inc.	176,391	2,899,868
STAG Industrial Inc.	104,883	1,464,167
Starwood Property Trust Inc.	614,768	12,922,423
Strategic Hotels & Resorts Inc.(a)	861,311	5,667,426
Summit Hotel Properties Inc.	182,227	1,381,281
Sun Communities Inc.(b)	174,282	7,551,639
Sunstone Hotel Investors Inc.(a)	778,636	7,583,915
Terreno Realty Corp.	88,316	1,263,802
Two Harbors Investment Corp.	1,383,087	14,024,502
UMH Properties Inc.	79,873	875,408
Universal Health Realty Income Trust	37,110	1,470,669
Urstadt Biddle Properties Inc. Class A(b)	131,756	2,600,863
Washington Real Estate Investment Trust(b)	323,949	9,621,285
Whitestone REIT Class B(b)	51,025	665,366
Winthrop Realty Trust	190,158	2,203,931

		551,770,168

RETAIL – 6.34%
America’s Car-Mart Inc.(a)	27,452	1,207,339
Asbury Automotive Group Inc.(a)(b)	193,067	5,212,809
Barnes & Noble Inc.(a)(b)	190,948	2,530,061
Bebe Stores Inc.	252,588	2,331,387
Benihana Inc.	94,910	1,238,575
Big 5 Sporting Goods Corp.	146,312	1,147,086
Biglari Holdings Inc.(a)	7,262	2,925,497
Bob Evans Farms Inc.	199,666	7,531,401
Bon-Ton Stores Inc. (The)(b)	81,005	748,486
Brown Shoe Co. Inc.	277,333	2,559,784
Build-A-Bear Workshop Inc.(a)(b)	98,754	518,458
Cabela’s Inc.(a)(b)	285,352	10,886,179
Caribou Coffee Co. Inc.(a)(b)	45,051	839,751
Cash America International Inc.	128,891	6,177,746
Casual Male Retail Group Inc.(a)(b)	279,477	939,043
Charming Shoppes Inc.(a)(b)	765,109	4,514,143
Children’s Place Retail Stores Inc. (The)(a)(b)	161,201	8,329,256
Christopher & Banks Corp.	244,474	454,722
Citi Trends Inc.(a)(b)	99,329	1,138,310
Coldwater Creek Inc.(a)	475,663	551,769
Collective Brands Inc.(a)	405,681	7,975,688

Security	Shares	Value
Conn’s Inc.(a)	87,545	1,343,816
Cost Plus Inc.(a)(b)	45,455	813,644
Cracker Barrel Old Country Store Inc.	8,477	473,017
Denny’s Corp.(a)(b)	178,470	721,019
Domino’s Pizza Inc.(b)	237,472	8,620,234
Einstein Noah Restaurant Group Inc.	5,133	76,584
Finish Line Inc. (The) Class A	238,079	5,052,036
Francesca’s Holdings Corp.(a)	43,531	1,376,015
Fred’s Inc. Class A	244,705	3,575,140
Genesco Inc.(a)(b)	140,448	10,063,099
Gordmans Stores Inc.(a)(b)	2,288	50,267
Group 1 Automotive Inc.	149,858	8,417,524
Harris Teeter Supermarkets Inc.	148,986	5,974,339
Haverty Furniture Companies Inc.	124,089	1,377,388
hhgregg Inc.(a)(b)	105,376	1,199,179
Hot Topic Inc.	280,065	2,842,660
Jack in the Box Inc.(a)(b)	273,365	6,552,559
Kenneth Cole Productions Inc. Class A(a)(b)	33,675	542,167
Kirkland’s Inc.(a)	101,822	1,647,480
Lithia Motors Inc. Class A	145,744	3,818,493
Liz Claiborne Inc.(a)	593,250	7,925,820
Luby’s Inc.(a)(b)	121,939	740,170
MarineMax Inc.(a)(b)	154,689	1,273,090
Mattress Firm Holding Corp.(a)(b)	24,958	945,908
Men’s Wearhouse Inc. (The)	281,508	10,914,065
New York & Co. Inc.(a)(b)	164,814	614,756
O’Charley’s Inc.(a)(b)	123,902	1,219,196
Office Depot Inc.(a)(b)	1,833,502	6,325,582
OfficeMax Inc.(a)	568,326	3,250,825
P.F. Chang’s China Bistro Inc.	11,153	440,767
Pacific Sunwear of California Inc.(a)(b)	311,105	547,545
Pantry Inc. (The)(a)(b)	140,669	1,830,104
PC Connection Inc.(b)	61,366	504,428
Penske Automotive Group Inc.	294,136	7,244,570
Pep Boys - Manny, Moe & Jack (The)	366,034	5,461,227
Pier 1 Imports Inc.(a)	442,277	8,040,596
Red Robin Gourmet Burgers Inc.(a)(b)	8,640	321,322
Regis Corp.	380,531	7,013,186
Rite Aid Corp.(a)(b)	3,600,618	6,265,075
Roundy’s Inc.(a)	79,532	850,992
Ruby Tuesday Inc.(a)	430,482	3,930,301
Rush Enterprises Inc. Class A(a)(b)	214,200	4,545,324
Ruth’s Hospitality Group Inc.(a)(b)	191,896	1,456,491
Saks Inc.(a)(b)	760,278	8,826,828
Shoe Carnival Inc.(a)(b)	60,073	1,935,552
Sonic Automotive Inc.(b)	265,022	4,746,544
Stage Stores Inc.	204,721	3,324,669
Stein Mart Inc.(a)	181,920	1,200,672
Steinway Musical Instruments Inc.(a)	43,589	1,089,725
Susser Holdings Corp.(a)(b)	62,027	1,592,233
Systemax Inc.(a)(b)	68,014	1,146,716
Talbots Inc. (The)(a)(b)	465,800	1,411,374
Teavana Holdings Inc.(a)(b)	32,014	631,316
Texas Roadhouse Inc.	26,555	441,875
Tuesday Morning Corp.(a)	286,195	1,098,989
West Marine Inc.(a)(b)	99,565	1,192,789
Wet Seal Inc. Class A(a)(b)	594,027	2,049,393
World Fuel Services Corp.	201,603	8,265,723
Zale Corp.(a)(b)	215,491	665,867

		255,575,755

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2012

Security	Shares	Value
SAVINGS & LOANS – 1.88%
Astoria Financial Corp.	574,512	5,664,688
Bank Mutual Corp.	300,531	1,214,145
BankFinancial Corp.	140,935	932,990
Beneficial Mutual Bancorp Inc.(a)(b)	220,374	1,926,069
Berkshire Hills Bancorp Inc.	137,018	3,140,453
BofI Holding Inc.(a)(b)	59,865	1,022,494
Brookline Bancorp Inc.	448,202	4,199,653
Cape Bancorp Inc.(a)(b)	74,427	593,927
Charter Financial Corp.	44,035	394,554
Clifton Savings Bancorp Inc.(b)	50,857	530,439
Dime Community Bancshares Inc.	206,002	3,009,689
ESB Financial Corp.(b)	80,791	1,165,006
ESSA Bancorp Inc.	71,454	700,249
First Defiance Financial Corp.	63,036	1,062,787
First Financial Holdings Inc.	108,012	1,188,132
First PacTrust Bancorp Inc.	65,868	785,147
Flagstar Bancorp Inc.(a)(b)	1,305,920	1,201,446
Flushing Financial Corp.	206,277	2,776,488
Fox Chase Bancorp Inc.	90,710	1,179,230
Home Federal Bancorp Inc.	103,520	1,048,658
HomeStreet Inc.(a)	28,891	803,170
Investors Bancorp Inc.(a)	262,548	3,943,471
Kearny Financial Corp.	87,340	851,565
Meridian Interstate Bancorp Inc.(a)(b)	57,674	757,260
Northfield Bancorp Inc.	113,314	1,611,325
Northwest Bancshares Inc.	642,619	8,161,261
OceanFirst Financial Corp.	95,962	1,366,499
Oritani Financial Corp.	302,887	4,446,381
Provident Financial Services Inc.	399,047	5,798,153
Provident New York Bancorp	251,906	2,131,125
Rockville Financial Inc.	193,979	2,259,855
Roma Financial Corp.	49,574	485,329
Territorial Bancorp Inc.	73,229	1,523,895
United Financial Bancorp Inc.	106,879	1,690,826
ViewPoint Financial Group	230,448	3,544,290
Westfield Financial Inc.	138,768	1,097,655
WSFS Financial Corp.	42,278	1,733,398

		75,941,702

SEMICONDUCTORS – 2.53%
Alpha & Omega Semiconductor Ltd.(a)(b)	98,101	943,732
Amkor Technology Inc.(a)(b)	591,579	3,635,253
Amtech Systems Inc.(a)(b)	3,838	31,970
ANADIGICS Inc.(a)(b)	448,199	1,062,232
Applied Micro Circuits Corp.(a)(b)	66,910	464,355
ATMI Inc.(a)	196,756	4,584,415
Axcelis Technologies Inc.(a)	709,954	1,221,121
AXT Inc.(a)(b)	120,654	766,153
Brooks Automation Inc.	437,084	5,389,246
Cabot Microelectronics Corp.	119,291	4,638,034
Cohu Inc.	157,998	1,796,437
DSP Group Inc.(a)(b)	147,653	983,369
Emcore Corp.(a)(b)	149,350	712,399
Emulex Corp.(a)	578,478	6,004,602
Entegris Inc.(a)	598,462	5,589,635
Exar Corp.(a)(b)	213,526	1,793,618
FormFactor Inc.(a)(b)	337,204	1,881,598
FSI International Inc.(a)(b)	253,292	1,238,598
GSI Group Inc.(a)	169,827	2,048,114
GSI Technology Inc.(a)(b)	130,737	554,325

Security	Shares	Value
Integrated Device Technology Inc.(a)	352,930	2,523,449
Integrated Silicon Solution Inc.(a)(b)	176,538	1,970,164
Intermolecular Inc.(a)(b)	26,998	167,658
IXYS Corp.(a)(b)	54,150	714,780
Kopin Corp.(a)(b)	274,918	1,118,916
Kulicke and Soffa Industries Inc.(a)(b)	475,196	5,906,686
Lattice Semiconductor Corp.(a)	537,277	3,454,691
LTX-Credence Corp.(a)(b)	149,141	1,072,324
Mindspeed Technologies Inc.(a)(b)	99,315	632,636
MIPS Technologies Inc.(a)(b)	104,603	569,040
MKS Instruments Inc.	344,686	10,178,578
Monolithic Power Systems Inc.(a)	45,319	891,425
Nanometrics Inc.(a)(b)	132,288	2,448,651
OmniVision Technologies Inc.(a)(b)	72,629	1,452,580
Pericom Semiconductor Corp.(a)(b)	147,763	1,195,403
Photronics Inc.(a)(b)	386,784	2,572,114
PLX Technology Inc.(a)(b)	297,776	1,197,059
Richardson Electronics Ltd.	93,972	1,125,785
Rudolph Technologies Inc.(a)(b)	208,517	2,316,624
Sigma Designs Inc.(a)	208,209	1,078,523
Silicon Image Inc.(a)	109,955	646,535
Standard Microsystems Corp.(a)	152,324	3,940,622
Supertex Inc.(a)(b)	68,220	1,232,735
Tessera Technologies Inc.(a)	336,799	5,809,783
Veeco Instruments Inc.(a)(b)	81,611	2,334,075

		101,890,042

SOFTWARE – 1.63%
Accelrys Inc.(a)(b)	367,305	2,931,094
ACI Worldwide Inc.(a)	32,400	1,304,748
Actuate Corp.(a)	18,774	117,901
Acxiom Corp.(a)	534,744	7,850,042
AVG Technologies(a)	11,987	179,206
Avid Technology Inc.(a)	195,548	2,151,028
CSG Systems International Inc.(a)	119,312	1,806,384
Digi International Inc.(a)(b)	139,983	1,538,413
DynaVox Inc.(a)(b)	14,078	43,360
Ebix Inc.(b)	61,066	1,414,289
EPAM Systems Inc.(a)	6,013	123,387
EPIQ Systems Inc.	191,799	2,320,768
ePocrates Inc.(a)(b)	3,683	31,600
Fair Isaac Corp.	98,421	4,320,682
Greenway Medical Technologies(a)	18,432	281,641
Guidewire Software Inc.(a)	15,591	479,891
Imperva Inc.(a)(b)	9,633	377,132
inContact Inc.(a)(b)	16,719	93,292
JDA Software Group Inc.(a)	226,742	6,230,870
Jive Software Inc.(a)	26,882	730,115
ManTech International Corp. Class A	153,818	5,300,568
MedAssets Inc.(a)	56,284	740,697
Omnicell Inc.(a)	112,880	1,716,905
PDF Solutions Inc.(a)	8,964	75,566
Progress Software Corp.(a)	166,208	3,925,833
Quest Software Inc.(a)	260,118	6,052,946
Rosetta Stone Inc.(a)(b)	71,609	739,005
Schawk Inc.	76,428	956,114
SeaChange International Inc.(a)	88,535	688,802
Smith Micro Software Inc.(a)(b)	239,220	557,383
SS&C Technologies Holdings Inc.(a)(b)	165,993	3,872,617
SYNNEX Corp.(a)(b)	165,594	6,315,755
Tangoe Inc.(a)	17,803	334,874
THQ Inc.(a)(b)	457,808	256,372

		65,859,280

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2012

Security	Shares	Value
STORAGE & WAREHOUSING – 0.13%
Mobile Mini Inc.(a)(b)	179,601	3,793,173
Wesco Aircraft Holdings Inc.(a)(b)	86,327	1,398,498

		5,191,671

TELECOMMUNICATIONS – 2.72%
Alaska Communications Systems Group Inc.(b)	237,083	730,216
Anaren Inc.(a)	89,098	1,634,948
Anixter International Inc.(a)	92,715	6,724,619
ARRIS Group Inc.(a)(b)	757,359	8,558,157
Atlantic Tele-Network Inc.	47,488	1,726,664
Aviat Networks Inc.(a)(b)	396,627	1,118,488
Black Box Corp.	118,674	3,027,374
Cincinnati Bell Inc.(a)(b)	929,648	3,737,185
Communications Systems Inc.	43,092	565,798
Comtech Telecommunications Corp.	125,133	4,076,833
Consolidated Communications Holdings Inc.	34,450	676,254
Extreme Networks Inc.(a)(b)	440,496	1,687,100
Fairpoint Communications Inc.(a)(b)	135,839	510,755
GeoEye Inc.(a)(b)	138,275	3,328,279
Globalstar Inc.(a)(b)	662,849	463,994
Globecomm Systems Inc.(a)(b)	42,894	621,105
Harmonic Inc.(a)	597,998	3,271,049
IDT Corp. Class B	7,605	71,031
Infinera Corp.(a)(b)	647,654	5,258,950
Iridium Communications Inc.(a)(b)	253,394	2,219,731
KVH Industries Inc.(a)(b)	92,296	969,108
Leap Wireless International Inc.(a)(b)	320,929	2,801,710
Loral Space & Communications Inc.(a)	66,554	5,297,698
Motricity Inc.(a)	13,859	15,245
NeoPhotonics Corp.(a)	28,410	134,379
Neutral Tandem Inc.(a)	207,448	2,528,791
Novatel Wireless Inc.(a)(b)	188,170	630,370
Oclaro Inc.(a)(b)	334,180	1,316,669
Oplink Communications Inc.(a)(b)	78,369	1,340,110
Opnext Inc.(a)(b)	287,100	445,005
ORBCOMM Inc.(a)(b)	231,980	893,123
Plantronics Inc.	209,339	8,427,988
Preformed Line Products Co.	14,335	938,942
Premiere Global Services Inc.(a)(b)	343,328	3,103,685
RF Micro Devices Inc.(a)	1,628,643	8,110,642
Sonus Networks Inc.(a)(b)	1,280,803	3,714,329
SureWest Communications	86,781	1,956,912
Sycamore Networks Inc.(a)(b)	132,760	2,355,162
Symmetricom Inc.(a)	287,040	1,656,221
TeleNav Inc.(a)(b)	6,494	45,588
Ubiquiti Networks Inc.(a)(b)	43,654	1,380,776
UniTek Global Services Inc.(a)(b)	71,230	240,045
USA Mobility Inc.	147,074	2,048,741
ViaSat Inc.(a)(b)	149,610	7,212,698
Vonage Holdings Corp.(a)(b)	523,896	1,157,810
Westell Technologies Inc. Class A(a)(b)	357,473	832,912

		109,563,189

TEXTILES – 0.25%
G&K Services Inc. Class A	123,385	4,219,767

Security	Shares	Value
UniFirst Corp.	93,452	5,751,971

		9,971,738

TOYS, GAMES & HOBBIES – 0.13%
JAKKS Pacific Inc.	180,183	3,144,193
LeapFrog Enterprises Inc.(a)	272,976	2,282,080

		5,426,273

TRANSPORTATION – 2.02%
Air Transport Services Group Inc.(a)(b)	355,628	2,059,086
Arkansas Best Corp.	167,715	3,154,719
Atlas Air Worldwide Holdings Inc.(a)(b)	173,125	8,519,481
Baltic Trading Ltd.	107,149	444,668
Bristow Group Inc.	239,553	11,433,865
CAI International Inc.(a)	4,604	83,701
Celadon Group Inc.(b)	48,935	760,939
Covenant Transportation Group Class A(a)(b)	54,237	173,558
DHT Maritime Inc.	420,754	403,924
Eagle Bulk Shipping Inc.(a)(b)	411,802	798,896
Excel Maritime Carriers Ltd.(a)(b)	307,176	614,352
Frontline Ltd.(b)	340,082	2,615,231
Genco Shipping & Trading Ltd.(a)(b)	236,167	1,502,022
GulfMark Offshore Inc. Class A(a)	128,792	5,919,280
International Shipholding Corp.	35,637	822,858
Knightsbridge Tankers Ltd.(b)	146,225	2,102,716
Marten Transport Ltd.	87,084	1,921,944
Nordic American Tankers Ltd.(b)	348,594	5,535,673
Overseas Shipholding Group Inc.(b)	176,484	2,228,993
Pacer International Inc.(a)(b)	210,495	1,330,328
Patriot Transportation Holding Inc.(a)(b)	40,025	932,182
PHI Inc.(a)(b)	84,958	1,966,778
Quality Distribution Inc.(a)(b)	77,305	1,065,263
RailAmerica Inc.(a)(b)	141,216	3,030,495
Roadrunner Transportation Systems Inc.(a)(b)	57,316	994,433
Saia Inc.(a)	104,457	1,776,814
Scorpio Tankers Inc.(a)(b)	197,700	1,395,762
Ship Finance International Ltd.(b)	296,191	4,531,722
Swift Transportation Co.(a)(b)	369,510	4,264,145
Teekay Tankers Ltd. Class A	345,454	2,096,906
Ultrapetrol (Bahamas) Ltd.(a)(b)	140,180	280,360
Universal Truckload Services Inc.	36,061	543,079
Werner Enterprises Inc.	246,777	6,134,876

		81,439,049

TRUCKING & LEASING – 0.21%
AMERCO	57,125	6,027,259
Greenbrier Companies Inc. (The)(a)	130,276	2,578,162

		8,605,421

VENTURE CAPITAL – 0.12%
Fidus Investment Corp.(b)	26,999	378,256
Harris & Harris Group Inc.(a)(b)	202,800	841,620
Hercules Technology Growth Capital Inc.	321,969	3,567,417

		4,787,293

WATER – 0.54%
American States Water Co.	122,810	4,438,353
Artesian Resources Corp. Class A	48,081	903,442

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iShares® Russell 2000 Value Index Fund

March 31, 2012

California Water Service Group	275,168	5,010,809
Connecticut Water Service Inc.	56,899	1,609,673
Consolidated Water Co. Ltd.	95,519	755,555
Middlesex Water Co.	103,112	1,947,786
PICO Holdings Inc.(a)	149,691	3,510,254
SJW Corp.	93,709	2,260,261
York Water Co. (The)(b)	82,969	1,435,364

		21,871,497

TOTAL COMMON STOCKS (Cost: $4,290,345,470)		4,025,636,764

RIGHTS – 0.00%

TRANSPORTATION – 0.00%
DHT Holdings Inc.(a)	1,686	175,344

		175,344

TOTAL RIGHTS (Cost: $0)		175,344

SHORT-TERM INVESTMENTS – 16.86%

MONEY MARKET FUNDS – 16.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(e)(f)	624,953,818	624,953,818
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(e)(f)	48,428,989	48,428,989
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(c)(e)	6,639,119	6,639,119

		680,021,926

TOTAL SHORT-TERM INVESTMENTS (Cost: $680,021,926)		680,021,926

TOTAL INVESTMENTS IN SECURITIES – 116.65% (Cost: $4,970,367,396)		4,705,834,034

Other Assets, Less Liabilities – (16.65)%		(671,524,411)

NET ASSETS – 100.00%		$4,034,309,623

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.14%
Clear Channel Outdoor Holdings Inc. Class A(a)	9,091	$72,546
Harte-Hanks Inc.	9,912	89,704
Interpublic Group of Companies Inc. (The)	100,986	1,152,250
Lamar Advertising Co. Class A(a)	12,728	412,515
Marchex Inc. Class B	4,623	20,619
MDC Partners Inc.	5,426	60,337
Omnicom Group Inc.	61,611	3,120,597
Valuevision Media Inc. Class A(a)(b)	8,863	18,346

		4,946,914

AEROSPACE & DEFENSE – 1.78%
AAR Corp.	8,692	158,630
AeroVironment Inc.(a)(b)	3,728	99,948
Alliant Techsystems Inc.	7,341	367,931
Astronics Corp.(a)(b)	2,211	77,297
BE Aerospace Inc.(a)	21,310	990,276
Boeing Co. (The)	161,708	12,026,224
Cubic Corp.	3,432	162,265
Curtiss-Wright Corp.	10,219	378,205
Ducommun Inc.(a)	2,279	27,120
Esterline Technologies Corp.(a)	6,690	478,067
Exelis Inc.	40,197	503,266
GenCorp Inc.(a)	12,728	90,369
General Dynamics Corp.	72,774	5,340,156
Goodrich Corp.	27,365	3,432,666
HEICO Corp.(b)	9,139	471,481
Kaman Corp.	5,709	193,820
Kratos Defense & Security Solutions Inc.(a)(b)	6,628	35,393
L-3 Communications Holdings Inc.	21,867	1,547,528
LMI Aerospace Inc.(a)(b)	1,990	36,218
Lockheed Martin Corp.	58,055	5,216,822
Moog Inc. Class A(a)(b)	9,909	424,997
National Presto Industries Inc.(b)	1,032	78,287
Northrop Grumman Corp.	57,257	3,497,258
Orbital Sciences Corp.(a)(b)	12,783	168,096
Raytheon Co.	78,041	4,119,004
Rockwell Collins Inc.	32,035	1,843,935
Spirit AeroSystems Holdings Inc. Class A(a)	25,678	628,084
Teledyne Technologies Inc.(a)(b)	8,053	507,742
TransDigm Group Inc.(a)	10,945	1,266,993
Triumph Group Inc.	8,246	516,694
United Technologies Corp.	200,473	16,627,231

		61,312,003

AGRICULTURE – 1.84%
Alico Inc.(b)	775	17,910
Alliance One International Inc.(a)(b)	18,870	71,140
Altria Group Inc.	458,524	14,154,636
Andersons Inc. (The)	4,098	199,532
Archer-Daniels-Midland Co.	148,058	4,687,516
Bunge Ltd.	32,239	2,206,437
Cadiz Inc.(a)(b)	2,616	24,067
Griffin Land & Nurseries Inc.	535	14,129
Limoneira Co.(b)	1,696	28,646

Security	Shares	Value
Lorillard Inc.	29,581	3,830,148
MGP Ingredients Inc.	2,608	14,031
Philip Morris International Inc.	389,525	34,515,810
Reynolds American Inc.	73,456	3,044,017
Star Scientific Inc.(a)(b)	23,203	76,106
Tejon Ranch Co.(a)(b)	3,087	88,412
Universal Corp.	5,072	236,355
Vector Group Ltd.	10,596	187,761

		63,396,653

AIRLINES – 0.20%
Alaska Air Group Inc.(a)	15,722	563,162
Allegiant Travel Co.(a)(b)	3,258	177,561
Copa Holdings SA Class A	7,100	562,320
Delta Air Lines Inc.(a)	185,205	1,835,382
Hawaiian Holdings Inc.(a)(b)	10,927	57,148
JetBlue Airways Corp.(a)(b)	53,900	263,571
Republic Airways Holdings Inc.(a)(b)	10,438	51,564
SkyWest Inc.	11,436	126,368
Southwest Airlines Co.	173,355	1,428,445
Spirit Airlines Inc.(a)	3,379	67,817
United Continental Holdings Inc.(a)(b)	72,661	1,562,211
US Airways Group Inc.(a)(b)	35,546	269,794

		6,965,343

APPAREL – 0.71%
Carter’s Inc.(a)	10,734	534,231
Cherokee Inc.	1,847	21,037
Coach Inc.	64,322	4,970,804
Columbia Sportswear Co.	2,695	127,878
Crocs Inc.(a)	19,763	413,442
Deckers Outdoor Corp.(a)(b)	8,472	534,160
Delta Apparel Inc.(a)(b)	1,532	25,171
G-III Apparel Group Ltd.(a)(b)	3,584	101,857
Hanesbrands Inc.(a)	21,137	624,387
Iconix Brand Group Inc.(a)(b)	15,953	277,263
Jones Group Inc. (The)	17,682	222,086
K-Swiss Inc. Class A(a)(b)	5,672	23,255
Maidenform Brands Inc.(a)(b)	5,086	114,486
Nike Inc. Class B	78,201	8,480,116
Oxford Industries Inc.	2,792	141,889
Perry Ellis International Inc.(a)(b)	2,634	49,177
Quiksilver Inc.(a)(b)	28,018	113,193
R.G. Barry Corp.	1,847	22,533
Ralph Lauren Corp.	13,750	2,397,038
SKECHERS U.S.A. Inc. Class A(a)	8,141	103,554
Steven Madden Ltd.(a)	8,269	353,500
True Religion Apparel Inc.(a)(b)	5,675	155,495
Under Armour Inc. Class A(a)	7,955	747,770
Unifi Inc.(a)(b)	3,013	29,106
VF Corp.	19,043	2,779,897
Warnaco Group Inc. (The)(a)	8,876	518,358
Weyco Group Inc.	1,550	36,735
Wolverine World Wide Inc.	10,830	402,659

		24,321,077

AUTO MANUFACTURERS – 0.58%
Ford Motor Co.	816,139	10,193,576
General Motors Co.(a)	166,540	4,271,751
Navistar International Corp.(a)	15,004	606,912
Oshkosh Corp.(a)	19,995	463,284
PACCAR Inc.	80,083	3,750,287
Tesla Motors Inc.(a)(b)	11,812	439,879
Wabash National Corp.(a)(b)	14,842	153,615

		19,879,304

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
AUTO PARTS & EQUIPMENT – 0.46%
Accuride Corp.(a)(b)	8,759	76,116
American Axle & Manufacturing Holdings Inc.(a)	14,720	172,371
Amerigon Inc.(a)(b)	6,502	105,202
Autoliv Inc.	19,526	1,309,218
BorgWarner Inc.(a)	23,977	2,022,220
Commercial Vehicle Group Inc.(a)(b)	6,229	76,056
Cooper Tire & Rubber Co.	13,657	207,860
Dana Holding Corp.	32,067	497,039
Delphi Automotive PLC(a)	25,105	793,318
Dorman Products Inc.(a)	2,400	121,440
Douglas Dynamics Inc.	4,037	55,509
Exide Technologies Inc.(a)	16,779	52,518
Federal-Mogul Corp. Class A(a)	4,246	73,074
Fuel Systems Solutions Inc.(a)(b)	3,612	94,490
Goodyear Tire & Rubber Co. (The)(a)	53,645	601,897
Johnson Controls Inc.	148,636	4,827,697
Lear Corp.	23,024	1,070,386
Meritor Inc.(a)	20,844	168,211
Miller Industries Inc.	2,562	43,349
Modine Manufacturing Co.(a)(b)	10,088	89,077
Motorcar Parts of America Inc.(a)(b)	2,618	25,185
Spartan Motors Inc.	7,222	38,204
Standard Motor Products Inc.	4,266	75,679
Superior Industries International Inc.	5,231	102,214
Tenneco Inc.(a)	13,263	492,720
Titan International Inc.	9,212	217,864
Tower International Inc.(a)(b)	1,432	17,442
TRW Automotive Holdings Corp.(a)	22,300	1,035,835
Visteon Corp.(a)	11,208	594,024
WABCO Holdings Inc.(a)	14,804	895,346

		15,951,561

BANKS – 6.72%
1st Source Corp.	3,297	80,678
1st United Bancorp Inc.(a)	5,903	35,713
Alliance Financial Corp.	1,032	31,280
Ameris Bancorp(a)(b)	5,154	67,724
Ames National Corp.(b)	1,800	42,840
Arrow Financial Corp.	2,193	53,509
Associated Banc-Corp	38,038	531,010
BancFirst Corp.	1,453	63,293
Banco Latinoamericano de Comercio Exterior SA Class E	6,049	127,694
Bancorp Inc. (The)(a)(b)	6,336	63,613
BancorpSouth Inc.	20,692	278,721
Bank of America Corp.	2,350,734	22,496,524
Bank of Hawaii Corp.	10,445	505,016
Bank of Kentucky Financial Corp.	1,240	31,905
Bank of Marin Bancorp	1,160	44,092
Bank of New York Mellon Corp. (The)	271,992	6,563,167
Bank of the Ozarks Inc.	6,120	191,311
Banner Corp.	3,851	84,837
BB&T Corp.	152,583	4,789,580
BBCN Bancorp Inc.(a)(b)	16,238	180,729
BOK Financial Corp.	5,593	314,774
Boston Private Financial Holdings Inc.	17,035	168,817
Bridge Bancorp Inc.(b)	1,455	30,511
Bridge Capital Holdings(a)(b)	1,989	26,772
Bryn Mawr Bank Corp.	2,515	56,437

Security	Shares	Value
Camden National Corp.	1,664	58,490
Capital Bank Corp.(a)(b)	3,025	6,776
Capital City Bank Group Inc.	2,475	18,439
Capital One Financial Corp.	109,336	6,094,389
CapitalSource Inc.	53,049	350,123
Cardinal Financial Corp.	6,263	70,772
Cascade Bancorp(a)	1,293	7,344
Cass Information Systems Inc.	2,016	80,539
Cathay General Bancorp	17,248	305,290
Center Bancorp Inc.	2,622	26,299
CenterState Banks Inc.	6,507	53,097
Central Pacific Financial Corp.(a)	3,345	43,318
Century Bancorp Inc. Class A	745	20,338
Chemical Financial Corp.	5,954	139,562
CIT Group Inc.(a)	43,907	1,810,725
Citigroup Inc.	636,505	23,264,258
Citizens & Northern Corp.	2,643	52,860
City Holding Co.	3,387	117,597
City National Corp.	10,232	536,873
CNB Financial Corp.	2,667	44,566
CoBiz Financial Inc.	7,699	54,432
Columbia Banking System Inc.	8,690	197,958
Comerica Inc.	43,997	1,423,743
Commerce Bancshares Inc.	17,038	690,380
Community Bank System Inc.	8,536	245,666
Community Trust Bancorp Inc.	3,095	99,257
Cullen/Frost Bankers Inc.	11,671	679,135
CVB Financial Corp.	19,636	230,527
Eagle Bancorp Inc.(a)(b)	3,639	60,917
East West Bancorp Inc.	32,643	753,727
Encore Bancshares Inc.(a)	1,833	37,338
Enterprise Bancorp Inc.	1,254	20,616
Enterprise Financial Services Corp.	3,449	40,491
F.N.B. Corp.	29,924	361,482
Fifth Third Bancorp	201,369	2,829,234
Financial Institutions Inc.	2,991	48,364
First Bancorp (North Carolina)	3,272	35,763
First Bancorp Inc. (Maine)	1,906	28,266
First Busey Corp.	16,706	82,528
First Citizens BancShares Inc. Class A	1,186	216,670
First Commonwealth Financial Corp.	23,270	142,412
First Community Bancshares Inc.	3,447	46,052
First Connecticut Bancorp Inc.	3,867	51,006
First Financial Bancorp	12,782	221,129
First Financial Bankshares Inc.	6,905	243,125
First Financial Corp.	2,413	76,613
First Horizon National Corp.	57,742	599,362
First Interstate BancSystem Inc.	3,419	49,986
First Merchants Corp.	5,555	68,549
First Midwest Bancorp Inc.	16,430	196,831
First of Long Island Corp. (The)	1,654	43,831
First Republic Bank(a)	16,120	530,993
FirstMerit Corp.	24,036	405,247
Franklin Financial Corp.(a)	3,004	40,344
Fulton Financial Corp.	43,760	459,480
German American Bancorp Inc.	2,734	53,122
Glacier Bancorp Inc.	15,650	233,811
Goldman Sachs Group Inc. (The)	113,401	14,103,682
Great Southern Bancorp Inc.	2,196	52,704
Hampton Roads Bankshares Inc.(a)(b)	2,120	6,424
Hancock Holding Co.	16,732	594,153
Hanmi Financial Corp.(a)(b)	6,896	69,787
Heartland Financial USA Inc.	2,892	50,147
Heritage Commerce Corp.(a)(b)	4,528	29,115
Heritage Financial Corp.	3,393	46,145

2	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
Home Bancshares Inc.	4,973	132,331
Hudson Valley Holding Corp.	3,387	54,632
Huntington Bancshares Inc.	189,062	1,219,450
IBERIABANK Corp.	6,443	344,507
Independent Bank Corp. (Massachusetts)	4,644	133,422
International Bancshares Corp.	11,663	246,672
J.P. Morgan Chase & Co.	870,354	40,018,877
KeyCorp	208,191	1,769,623
Lakeland Bancorp Inc.	4,926	48,517
Lakeland Financial Corp.	3,515	91,495
M&T Bank Corp.	27,477	2,387,202
MainSource Financial Group Inc.	4,369	52,646
MB Financial Inc.	11,946	250,746
Merchants Bancshares Inc.	1,046	29,476
Metro Bancorp Inc.(a)(b)	2,997	35,035
MidSouth Bancorp Inc.	1,657	22,535
Morgan Stanley	338,347	6,645,135
National Bankshares Inc.(b)	1,500	45,150
National Penn Bancshares Inc.	27,093	239,773
NBT Bancorp Inc.	7,469	164,915
Northern Trust Corp.	47,544	2,255,963
Old National Bancorp	20,755	272,721
OmniAmerican Bancorp Inc.(a)(b)	2,409	46,638
Oriental Financial Group Inc.	9,014	109,069
Orrstown Financial Services Inc.	1,502	13,172
Pacific Capital Bancorp(a)	893	40,730
Pacific Continental Corp.	3,991	37,595
PacWest Bancorp	6,569	159,627
Park National Corp.	2,853	197,342
Park Sterling Corp.(a)(b)	7,041	33,797
Penns Woods Bancorp Inc.	831	33,971
Peoples Bancorp Inc.	2,270	39,816
Pinnacle Financial Partners Inc.(a)(b)	7,575	139,001
PNC Financial Services Group Inc. (The)(c)	115,277	7,434,214
Popular Inc.(a)	224,815	460,871
PrivateBancorp Inc.	13,215	200,472
Prosperity Bancshares Inc.	10,305	471,969
Regions Financial Corp.	309,454	2,039,302
Renasant Corp.	5,604	91,233
Republic Bancorp Inc. Class A	2,153	51,500
S&T Bancorp Inc.	6,223	134,977
S.Y. Bancorp Inc.	2,614	60,645
Sandy Spring Bancorp Inc.	5,225	94,938
SCBT Financial Corp.	3,032	99,177
Seacoast Banking Corp. of Florida(a)	15,706	27,643
Sierra Bancorp	2,579	25,352
Signature Bank(a)(b)	10,090	636,074
Simmons First National Corp. Class A	3,867	99,885
Southside Bancshares Inc.	3,568	78,853
Southwest Bancorp Inc.(a)	4,214	38,853
State Bank Financial Corp.(a)(b)	7,037	123,218
State Street Corp.	110,423	5,024,246
Stellar One Corp.	4,981	59,124
Sterling Bancorp	6,704	64,291
Sterling Financial Corp.(a)(b)	5,968	124,612
Suffolk Bancorp(a)	2,097	27,240
Sun Bancorp Inc. (New Jersey)(a)(b)	8,468	29,892
SunTrust Banks Inc.	117,677	2,844,253
Susquehanna Bancshares Inc.	40,132	396,504
SVB Financial Group(a)(b)	9,416	605,825
Synovus Financial Corp.	172,030	352,661
Taylor Capital Group Inc.(a)	3,337	47,886
TCF Financial Corp.	34,707	412,666
Texas Capital Bancshares Inc.(a)	8,169	282,811
Tompkins Financial Corp.	1,764	70,666

Security	Shares	Value
TowneBank(b)	5,283	71,268
TriCo Bancshares	3,026	52,713
TrustCo Bank Corp. NY	20,123	114,902
Trustmark Corp.	13,992	349,520
U.S. Bancorp	422,004	13,369,087
UMB Financial Corp.	7,008	313,503
Umpqua Holdings Corp.	25,095	340,288
Union First Market Bankshares Corp.	4,395	61,530
United Bankshares Inc.	8,668	250,158
United Community Banks Inc.(a)	9,175	89,456
Univest Corp. of Pennsylvania	3,642	61,113
Valley National Bancorp	40,549	525,109
Virginia Commerce Bancorp Inc.(a)(b)	5,078	44,585
Walker & Dunlop Inc.(a)(b)	2,321	29,245
Washington Banking Co.	3,323	45,891
Washington Trust Bancorp Inc.	3,084	74,448
Webster Financial Corp.	15,765	357,393
Wells Fargo & Co.	1,077,377	36,781,651
WesBanco Inc.	5,020	101,103
West Bancorporation Inc.	3,373	33,696
West Coast Bancorp(a)(b)	3,741	70,780
Westamerica Bancorp	6,318	303,264
Western Alliance Bancorp(a)(b)	15,400	130,438
Wilshire Bancorp Inc.(a)	13,349	64,476
Wintrust Financial Corp.	7,662	274,223
Zions Bancorp	40,337	865,632

		231,111,652

BEVERAGES – 2.00%
Beam Inc.	33,756	1,977,089
Boston Beer Co. Inc. (The) Class A(a)(b)	1,783	190,407
Brown-Forman Corp. Class B NVS	22,444	1,871,605
Central European Distribution Corp.(a)(b)	15,761	80,539
Coca-Cola Bottling Co. Consolidated	995	62,426
Coca-Cola Co. (The)	432,721	32,025,681
Coca-Cola Enterprises Inc.	66,233	1,894,264
Constellation Brands Inc. Class A(a)	37,389	882,006
Craft Brew Alliance Inc.(a)(b)	2,251	17,243
Dr Pepper Snapple Group Inc.	48,470	1,948,979
Farmer Bros. Co.(a)	1,461	15,910
Green Mountain Coffee Roasters Inc.(a)	26,902	1,260,090
Molson Coors Brewing Co. Class B NVS	29,391	1,329,943
Monster Beverage Corp.(a)	30,657	1,903,493
National Beverage Corp.(a)	2,423	38,865
Peet’s Coffee & Tea Inc.(a)	2,790	205,623
PepsiCo Inc.	346,213	22,971,232
Primo Water Corp.(a)(b)	3,155	6,152

		68,681,547

BIOTECHNOLOGY – 1.59%
Acorda Therapeutics Inc.(a)(b)	8,656	229,817
Aegerion Pharmaceuticals Inc.(a)(b)	1,969	27,231
Affymax Inc.(a)	7,902	92,769
Alexion Pharmaceuticals Inc.(a)	40,284	3,740,772
Alnylam Pharmaceuticals Inc.(a)(b)	9,869	109,250
AMAG Pharmaceuticals Inc.(a)(b)	4,578	72,928
Amgen Inc.	174,352	11,854,192
Amylin Pharmaceuticals Inc.(a)	31,615	789,110
Arena Pharmaceuticals Inc.(a)(b)	37,122	113,965
ARIAD Pharmaceuticals Inc.(a)(b)	34,507	550,387
ArQule Inc.(a)(b)	11,568	81,092
Astex Pharmaceuticals Inc.(a)(b)	12,217	22,724
Bio-Rad Laboratories Inc. Class A(a)	4,352	451,259

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
BioCryst Pharmaceuticals Inc.(a)	6,257	30,221
Biogen Idec Inc.(a)	52,928	6,667,340
BioSante Pharmaceuticals Inc.(a)(b)	23,739	16,143
Biotime Inc.(a)(b)	5,359	23,633
Cambrex Corp.(a)	6,371	44,533
Celgene Corp.(a)	96,117	7,450,990
Cell Therapeutics Inc.(a)(b)	50,020	65,026
Celldex Therapeutics Inc.(a)	12,619	64,231
Ceres Inc.(a)	1,292	20,659
Charles River Laboratories International Inc.(a)	10,703	386,271
Chelsea Therapeutics International Ltd.(a)(b)	12,718	32,558
Cleveland Biolabs Inc.(a)(b)	6,037	14,851
Complete Genomics Inc.(a)(b)	2,144	6,046
Cubist Pharmaceuticals Inc.(a)(b)	13,799	596,807
Curis Inc.(a)(b)	16,531	79,679
Dendreon Corp.(a)(b)	33,738	359,478
Dynavax Technologies Corp.(a)(b)	33,519	169,606
Emergent BioSolutions Inc.(a)(b)	5,285	84,560
Enzo Biochem Inc.(a)(b)	8,293	22,308
Enzon Pharmaceuticals Inc.(a)(b)	8,172	55,896
Exact Sciences Corp.(a)	12,372	138,072
Exelixis Inc.(a)(b)	32,555	168,635
Geron Corp.(a)(b)	27,951	47,237
Gilead Sciences Inc.(a)	172,396	8,421,545
GTx Inc.(a)(b)	4,659	17,937
Halozyme Therapeutics Inc.(a)(b)	19,512	248,973
Harvard Bioscience Inc.(a)	4,990	19,561
Human Genome Sciences Inc.(a)(b)	41,447	341,523
Illumina Inc.(a)(b)	26,962	1,418,471
ImmunoGen Inc.(a)(b)	16,545	238,083
Immunomedics Inc.(a)(b)	14,256	51,749
Incyte Corp.(a)(b)	19,350	373,455
Insmed Inc.(a)(b)	5,372	19,500
InterMune Inc.(a)	11,926	174,954
Lexicon Pharmaceuticals Inc.(a)(b)	40,495	75,321
Life Technologies Corp.(a)	39,143	1,910,961
Ligand Pharmaceuticals Inc. Class B(a)(b)	4,258	67,915
Maxygen Inc.(a)	6,035	34,641
Medicines Co. (The)(a)	11,840	237,629
Momenta Pharmaceuticals Inc.(a)(b)	10,169	155,789
Myriad Genetics Inc.(a)	18,825	445,399
NewLink Genetics Corp.(a)(b)	1,514	13,853
Novavax Inc.(a)(b)	23,215	29,251
NPS Pharmaceuticals Inc.(a)(b)	18,595	127,190
Nymox Pharmaceutical Corp.(a)(b)	4,207	33,824
OncoGenex Pharmaceutical Inc.(a)(b)	3,223	42,834
Oncothyreon Inc.(a)(b)	9,013	39,297
Pacific Biosciences of California Inc.(a)(b)	7,349	25,134
PDL BioPharma Inc.(b)	30,761	195,332
Peregrine Pharmaceuticals Inc.(a)(b)	20,568	11,109
PharmAthene Inc.(a)(b)	7,732	13,686
Regeneron Pharmaceuticals Inc.(a)(b)	15,961	1,861,372
RTI Biologics Inc.(a)(b)	11,965	44,270
Sangamo BioSciences Inc.(a)(b)	11,334	55,537
Seattle Genetics Inc.(a)(b)	21,191	431,873
Sequenom Inc.(a)(b)	25,074	102,051
Spectrum Pharmaceuticals Inc.(a)(b)	12,576	158,835
Sunesis Pharmaceuticals Inc.(a)(b)	6,172	17,714
Transcept Pharmaceuticals Inc.(a)(b)	1,125	11,835
Trius Therapeutics Inc.(a)	2,387	12,770
United Therapeutics Corp.(a)	10,461	493,027
Verastem Inc.(a)	1,433	15,663
Vertex Pharmaceuticals Inc.(a)	45,105	1,849,756
Vical Inc.(a)(b)	18,711	63,617

Security	Shares	Value
ZIOPHARM Oncology Inc.(a)(b)	14,709	79,429

		54,662,941

BUILDING MATERIALS – 0.20%
AAON Inc.(b)	4,070	82,173
Apogee Enterprises Inc.	6,100	78,995
Armstrong World Industries Inc.	4,622	225,415
Broadwind Energy Inc.(a)(b)	32,689	15,367
Builders FirstSource Inc.(a)(b)	9,855	41,687
Comfort Systems USA Inc.	8,483	92,550
Drew Industries Inc.(a)	4,249	116,040
Eagle Materials Inc.	9,769	339,473
Fortune Brands Home & Security Inc.(a)	33,698	743,715
Gibraltar Industries Inc.(a)(b)	6,784	102,778
Griffon Corp.(b)	10,323	110,456
Headwaters Inc.(a)(b)	13,178	55,084
Interline Brands Inc.(a)(b)	6,913	149,390
Lennox International Inc.	11,639	469,052
Louisiana-Pacific Corp.(a)	29,061	271,720
LSI Industries Inc.	4,223	30,955
Martin Marietta Materials Inc.	10,005	856,728
Masco Corp.	78,416	1,048,422
NCI Building Systems Inc.(a)(b)	4,281	49,274
Owens Corning(a)	27,322	984,412
Quanex Building Products Corp.	8,227	145,042
Simpson Manufacturing Co. Inc.	9,097	293,378
Texas Industries Inc.	4,945	173,124
Trex Co. Inc.(a)(b)	3,466	111,189
Universal Forest Products Inc.	4,324	149,092
USG Corp.(a)(b)	15,602	268,354

		7,003,865

CHEMICALS – 2.41%
A. Schulman Inc.	6,701	181,061
Aceto Corp.	5,769	54,748
Air Products and Chemicals Inc.	46,427	4,261,999
Airgas Inc.	17,189	1,529,305
Albemarle Corp.	20,078	1,283,386
American Vanguard Corp.	4,979	107,994
Ashland Inc.	17,330	1,058,170
Balchem Corp.	6,324	191,301
Cabot Corp.	14,374	613,482
Celanese Corp. Series A	34,207	1,579,679
CF Industries Holdings Inc.	14,317	2,615,000
Chemtura Corp.(a)	21,165	359,382
Codexis Inc.(a)(b)	5,327	19,444
Cytec Industries Inc.	10,034	609,967
Dow Chemical Co. (The)	257,498	8,919,731
E.I. du Pont de Nemours and Co.	203,421	10,760,971
Eastman Chemical Co.	31,128	1,609,006
Ecolab Inc.	65,736	4,057,226
Ferro Corp.(a)(b)	18,688	111,007
FMC Corp.	15,709	1,662,955
Georgia Gulf Corp.(a)	7,490	261,251
H.B. Fuller Co.	10,778	353,842
Hawkins Inc.(b)	1,887	70,196
Huntsman Corp.	42,332	593,071
Innophos Holdings Inc.	4,767	238,922
Innospec Inc.(a)(b)	5,148	156,396
International Flavors & Fragrances Inc.	17,590	1,030,774
Intrepid Potash Inc.(a)(b)	11,539	280,744
KMG Chemicals Inc.	1,552	28,014
Kraton Performance Polymers Inc.(a)	7,017	186,442

4	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
Kronos Worldwide Inc.(b)	4,843	120,784
Landec Corp.(a)(b)	5,717	37,332
LyondellBasell Industries NV Class A	68,632	2,995,787
Minerals Technologies Inc.	4,013	262,490
Monsanto Co.	117,400	9,363,824
Mosaic Co. (The)	60,382	3,338,521
NewMarket Corp.	1,977	370,490
Oil-Dri Corp. of America	1,085	23,100
Olin Corp.	17,534	381,364
OM Group Inc.(a)(b)	6,802	187,123
OMNOVA Solutions Inc.(a)	9,765	65,914
PolyOne Corp.	20,429	294,178
PPG Industries Inc.	34,660	3,320,428
Praxair Inc.	66,453	7,618,172
Quaker Chemical Corp.	2,781	109,710
Rockwood Holdings Inc.(a)	14,978	781,103
RPM International Inc.	28,507	746,598
Sensient Technologies Corp.	11,005	418,190
Sherwin-Williams Co. (The)	19,652	2,135,583
Sigma-Aldrich Corp.	26,676	1,948,949
Solutia Inc.	26,775	748,093
Spartech Corp.(a)(b)	6,691	32,652
Stepan Co.	1,796	157,689
TPC Group Inc.(a)	2,883	127,457
Valspar Corp. (The)	21,048	1,016,408
W.R. Grace & Co.(a)	16,118	931,620
Westlake Chemical Corp.	4,391	284,493
Zep Inc.	4,751	68,414
Zoltek Companies Inc.(a)(b)	6,025	68,203

		82,740,135

COAL – 0.18%
Alpha Natural Resources Inc.(a)	49,612	754,599
Arch Coal Inc.	46,504	498,058
Cloud Peak Energy Inc.(a)(b)	13,322	212,219
CONSOL Energy Inc.	49,625	1,692,212
Hallador Energy Co.	972	8,592
James River Coal Co.(a)(b)	7,703	39,439
L&L Energy Inc.(a)(b)	4,829	11,831
Patriot Coal Corp.(a)	19,948	124,476
Peabody Energy Corp.	59,281	1,716,778
SunCoke Energy Inc.(a)(b)	15,423	219,161
Walter Energy Inc.	13,629	806,973
Westmoreland Coal Co.(a)(b)	2,403	26,842

		6,111,180

COMMERCIAL SERVICES – 2.18%
Aaron’s Inc.	16,581	429,448
ABM Industries Inc.	11,555	280,786
Acacia Research Corp.(a)	9,331	389,476
Accretive Health Inc.(a)(b)	8,778	175,297
Advance America Cash Advance Centers Inc.	12,229	128,282
Advisory Board Co. (The)(a)(b)	3,658	324,172
Albany Molecular Research Inc.(a)(b)	4,765	12,866
Alliance Data Systems Corp.(a)	11,173	1,407,351
American Public Education Inc.(a)(b)	3,947	149,986
American Reprographics Co.(a)(b)	8,018	43,217
AMN Healthcare Services Inc.(a)(b)	8,560	51,874
Apollo Group Inc. Class A(a)	24,360	941,270
Arbitron Inc.	5,945	219,846
Ascent Media Corp. Class A(a)(b)	3,122	147,639
Automatic Data Processing Inc.	109,461	6,041,153
AVEO Pharmaceuticals Inc.(a)	6,955	86,312

Security	Shares	Value
Avis Budget Group Inc.(a)(b)	22,955	324,813
Barrett Business Services Inc.	1,649	32,700
Booz Allen Hamilton Holding Corp.	5,046	85,933
Bridgepoint Education Inc.(a)(b)	3,995	98,876
Brink’s Co. (The)	10,216	243,856
Capella Education Co.(a)(b)	2,997	107,742
Cardtronics Inc.(a)	9,442	247,852
Career Education Corp.(a)(b)	11,741	94,632
CBIZ Inc.(a)(b)	8,547	54,017
CDI Corp.	2,762	49,523
Cenveo Inc.(a)	11,941	40,361
Chemed Corp.	4,349	272,595
Consolidated Graphics Inc.(a)(b)	1,854	83,894
Convergys Corp.(a)(b)	23,159	309,173
CoreLogic Inc.(a)	21,222	346,343
Corinthian Colleges Inc.(a)	16,895	69,945
Corporate Executive Board Co. (The)	7,554	324,898
Corrections Corp. of America(a)	21,732	593,501
CorVel Corp.(a)(b)	1,336	53,293
CoStar Group Inc.(a)(b)	5,549	383,158
CRA International Inc.(a)	2,348	59,217
Cross Country Healthcare Inc.(a)(b)	6,024	30,180
Deluxe Corp.	11,282	264,224
DeVry Inc.	15,066	510,285
DFC Global Corp.(a)(b)	9,525	179,737
Dollar Thrifty Automotive Group Inc.(a)(b)	6,335	512,565
Education Management Corp.(a)(b)	8,463	115,858
Electro Rent Corp.	4,068	74,892
Equifax Inc.	26,950	1,192,807
Essex Rental Corp.(a)(b)	3,717	14,199
Euronet Worldwide Inc.(a)(b)	11,206	234,093
ExamWorks Group Inc.(a)(b)	5,864	72,831
ExlService Holdings Inc.(a)(b)	3,753	102,982
FleetCor Technologies Inc.(a)	3,289	127,515
Forrester Research Inc.	3,278	106,207
Franklin Covey Co.(a)(b)	2,892	27,214
FTI Consulting Inc.(a)(b)	9,253	347,173
Gartner Inc.(a)(b)	21,283	907,507
Genpact Ltd.(a)	27,680	451,184
GEO Group Inc. (The)(a)	13,390	254,544
Global Cash Access Inc.(a)	11,592	90,418
Global Payments Inc.	17,522	831,769
Grand Canyon Education Inc.(a)(b)	6,199	110,094
Great Lakes Dredge & Dock Corp.	12,753	92,077
Green Dot Corp. Class A(a)(b)	4,078	108,149
H&E Equipment Services Inc.(a)	6,357	120,274
H&R Block Inc.	66,843	1,100,904
Hackett Group Inc. (The)(a)(b)	6,596	39,378
Healthcare Services Group Inc.	14,501	308,436
Heartland Payment Systems Inc.	8,505	245,284
Heidrick & Struggles International Inc.	3,985	87,790
Hertz Global Holdings Inc.(a)	53,497	804,595
Hill International Inc.(a)(b)	5,424	21,316
HMS Holdings Corp.(a)(b)	18,562	579,320
Hudson Highland Group Inc.(a)(b)	7,098	38,187
Huron Consulting Group Inc.(a)(b)	4,894	183,819
ICF International Inc.(a)	4,385	111,247
Insperity Inc.	4,975	152,434
Intersections Inc.	1,998	25,534
Iron Mountain Inc.	33,644	968,947
ITT Educational Services Inc.(a)(b)	5,418	358,347
K12 Inc.(a)(b)	5,769	136,321
KAR Auction Services Inc.(a)	6,424	104,133
Kelly Services Inc. Class A	5,776	92,358
Kenexa Corp.(a)(b)	5,824	181,942

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
Kforce Inc.(a)	6,504	96,910
Korn/Ferry International(a)(b)	10,338	173,162
Landauer Inc.	2,070	109,751
Lender Processing Services Inc.	18,993	493,818
Lincoln Educational Services Corp.	4,892	38,696
Live Nation Entertainment Inc.(a)(b)	30,862	290,103
Mac-Gray Corp.	2,579	39,020
Manpower Inc.	18,032	854,176
MasterCard Inc. Class A	23,494	9,880,167
Matthews International Corp. Class A	6,484	205,154
MAXIMUS Inc.	7,628	310,231
McGrath RentCorp	5,276	169,412
Medifast Inc.(a)	2,980	52,031
MoneyGram International Inc.(a)	2,351	42,318
Monro Muffler Brake Inc.	6,670	276,738
Monster Worldwide Inc.(a)	28,290	275,827
Moody’s Corp.	43,644	1,837,412
Morningstar Inc.	5,337	336,498
Multi-Color Corp.	2,471	55,622
National American University Holdings Inc.	1,925	12,128
National Research Corp.	404	17,348
Navigant Consulting Inc.(a)(b)	11,188	155,625
Odyssey Marine Exploration Inc.(a)(b)	15,657	48,537
On Assignment Inc.(a)	8,045	140,546
PAREXEL International Corp.(a)	12,964	349,639
Paychex Inc.	70,751	2,192,573
Pendrell Corp.(a)(b)	32,755	85,491
PHH Corp.(a)(b)	12,317	190,544
PRGX Global Inc.(a)(b)	4,235	26,638
Providence Service Corp. (The)(a)(b)	2,816	43,676
Quad Graphics Inc.(b)	5,463	75,936
Quanta Services Inc.(a)	47,223	986,961
R.R. Donnelley & Sons Co.(b)	41,278	511,434
Rent-A-Center Inc.	12,884	486,371
Resources Connection Inc.	9,409	132,196
Robert Half International Inc.	32,219	976,236
Rollins Inc.	13,884	295,452
RPX Corp.(a)	2,311	39,195
RSC Holdings Inc.(a)(b)	14,764	333,519
SAIC Inc.(a)	63,324	835,877
SEI Investments Co.	32,016	662,411
Service Corp. International	48,520	546,335
ServiceSource International Inc.(a)(b)	2,376	36,780
Sotheby’s	14,786	581,681
Standard Parking Corp.(a)	3,432	70,356
Steiner Leisure Ltd.(a)(b)	3,259	159,137
Stewart Enterprises Inc. Class A	16,366	99,342
Strayer Education Inc.(b)	2,683	252,953
Swisher Hygiene Inc.(a)	18,339	45,114
Team Health Holdings Inc.(a)(b)	5,772	118,672
Team Inc.(a)(b)	4,221	130,640
TeleTech Holdings Inc.(a)	5,678	91,416
TMS International Corp.(a)(b)	2,797	33,844
TNS Inc.(a)	5,548	120,558
Total System Services Inc.	35,472	818,339
Towers Watson & Co. Class A	12,584	831,425
Transcend Services Inc.(a)(b)	1,922	56,411
TrueBlue Inc.(a)(b)	8,758	156,593
United Rentals Inc.(a)(b)	13,710	588,022
Universal Technical Institute Inc.	4,942	65,185
Valassis Communications Inc.(a)(b)	9,776	224,848
Verisk Analytics Inc. Class A(a)	26,051	1,223,615
Viad Corp.	4,421	85,900
Visa Inc. Class A	114,543	13,516,074
VistaPrint NV(a)(b)	8,081	312,331

Security	Shares	Value
Weight Watchers International Inc.(a)(b)	6,351	490,234
Western Union Co.	138,436	2,436,474
Wright Express Corp.(a)	8,433	545,868
Zillow Inc.(a)(b)	894	31,817
Zipcar Inc.(a)	2,214	32,789

		74,962,499

COMPUTERS – 7.16%
3D Systems Corp.(a)(b)	9,109	214,426
Accenture PLC Class A	141,420	9,121,590
Agilysys Inc.(a)(b)	3,541	31,834
Apple Inc.(a)	202,546	121,420,251
Brocade Communications Systems Inc.(a)	103,400	594,550
CACI International Inc. Class A(a)(b)	5,812	362,029
Cadence Design Systems Inc.(a)(b)	59,032	698,939
Carbonite Inc.(a)(b)	1,555	17,121
CIBER Inc.(a)(b)	13,854	58,741
Cognizant Technology Solutions Corp. Class A(a)	66,654	5,129,025
Computer Sciences Corp.	34,033	1,018,948
Computer Task Group Inc.(a)(b)	3,275	50,173
Cray Inc.(a)(b)	7,842	57,403
Dell Inc.(a)	335,368	5,567,109
Diebold Inc.	14,258	549,218
Digimarc Corp.(a)(b)	1,352	37,775
Dot Hill Systems Corp.(a)(b)	12,240	18,482
DST Systems Inc.	7,267	394,089
Dynamics Research Corp.(a)(b)	1,944	18,740
Echelon Corp.(a)(b)	7,612	33,721
Electronics For Imaging Inc.(a)	10,125	168,277
EMC Corp.(a)	450,679	13,466,288
Fortinet Inc.(a)	26,229	725,232
Fusion-io Inc.(a)(b)	3,972	112,844
Hewlett-Packard Co.	435,220	10,371,293
iGATE Corp.(a)	6,695	112,208
IHS Inc. Class A(a)	10,843	1,015,447
Imation Corp.(a)(b)	6,508	40,285
Immersion Corp.(a)(b)	6,191	33,803
Insight Enterprises Inc.(a)	9,578	210,046
International Business Machines Corp.	265,287	55,352,133
j2 Global Inc.	10,056	288,406
Jack Henry & Associates Inc.	18,890	644,527
Keyw Holding Corp. (The)(a)(b)	3,991	30,930
Lexmark International Inc. Class A	15,582	517,946
LivePerson Inc.(a)(b)	11,487	192,637
Manhattan Associates Inc.(a)(b)	4,475	212,697
Maxwell Technologies Inc.(a)(b)	6,229	114,178
Mentor Graphics Corp.(a)	21,220	315,329
Mercury Computer Systems Inc.(a)(b)	6,539	86,642
MICROS Systems Inc.(a)(b)	17,793	983,775
MTS Systems Corp.	3,391	180,028
NCI Inc. Class A(a)(b)	1,439	9,195
NCR Corp.(a)	34,804	755,595
NetApp Inc.(a)	80,611	3,608,954
NetScout Systems Inc.(a)	8,237	167,541
OCZ Technology Group Inc.(a)(b)	14,424	100,680
Quantum Corp.(a)(b)	48,806	127,872
RadiSys Corp.(a)(b)	4,211	31,161
RealD Inc.(a)	8,874	119,799
Rimage Corp.	2,067	20,691
Riverbed Technology Inc.(a)	33,673	945,538
SanDisk Corp.(a)	52,192	2,588,201
Silicon Graphics International Corp.(a)(b)	6,718	65,030
Spansion Inc. Class A(a)(b)	10,896	132,713
STEC Inc.(a)(b)	8,052	76,011

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
Stratasys Inc.(a)(b)	4,654	169,964
Stream Global Services Inc.(a)(b)	1,992	6,554
Super Micro Computer Inc.(a)(b)	6,203	108,304
Sykes Enterprises Inc.(a)	8,659	136,812
Synaptics Inc.(a)(b)	7,053	257,505
Synopsys Inc.(a)	32,181	986,669
Syntel Inc.	3,347	187,432
Teradata Corp.(a)	36,960	2,518,824
Unisys Corp.(a)(b)	9,445	186,255
Virtusa Corp.(a)(b)	3,276	56,577
Wave Systems Corp. Class A(a)(b)	17,951	33,389
Western Digital Corp.(a)	50,886	2,106,172
Xyratex Ltd.(b)	6,184	98,387

		246,170,940

COSMETICS & PERSONAL CARE – 1.65%
Avon Products Inc.	94,195	1,823,615
Colgate-Palmolive Co.	107,086	10,470,869
Elizabeth Arden Inc.(a)	5,358	187,423
Estee Lauder Companies Inc. (The) Class A	49,459	3,063,491
Inter Parfums Inc.	3,493	54,805
Procter & Gamble Co. (The)	611,375	41,090,514
Revlon Inc. Class A(a)(b)	2,349	40,520

		56,731,237

DISTRIBUTION & WHOLESALE – 0.46%
Arrow Electronics Inc.(a)	25,294	1,061,589
Beacon Roofing Supply Inc.(a)(b)	10,012	257,909
Brightpoint Inc.(a)(b)	15,036	121,040
Core-Mark Holding Co. Inc.	2,542	104,069
Fastenal Co.	64,615	3,495,672
Fossil Inc.(a)(b)	11,458	1,512,227
Genuine Parts Co.	34,447	2,161,549
Houston Wire & Cable Co.	3,844	53,393
Ingram Micro Inc. Class A(a)	32,866	609,993
LKQ Corp.(a)	31,947	995,788
MWI Veterinary Supply Inc.(a)(b)	2,759	242,792
Owens & Minor Inc.	13,991	425,466
Pool Corp.	10,568	395,455
Rentrak Corp.(a)(b)	2,067	46,921
ScanSource Inc.(a)	5,946	221,905
School Specialty Inc.(a)(b)	3,492	12,362
Titan Machinery Inc.(a)(b)	3,340	94,188
United Stationers Inc.	9,326	289,386
W.W. Grainger Inc.	12,468	2,678,251
Watsco Inc.	6,147	455,124
WESCO International Inc.(a)(b)	9,453	617,375

		15,852,454

DIVERSIFIED FINANCIAL SERVICES – 1.82%
Affiliated Managers Group Inc.(a)	11,399	1,274,522
Air Lease Corp.(a)	7,549	181,704
Aircastle Ltd.	11,989	146,745
American Express Co.	230,136	13,315,669
Ameriprise Financial Inc.	49,539	2,830,163
Apollo Residential Mortgage Inc.	2,196	40,362
Artio Global Investors Inc. Class A	6,783	32,355
BGC Partners Inc. Class A	16,360	120,900
BlackRock Inc.(c)	18,761	3,844,129
Calamos Asset Management Inc. Class A	4,120	54,013
California First National Bancorp	432	6,627
CBOE Holdings Inc.	11,523	327,484

Security	Shares	Value
Charles Schwab Corp. (The)	229,532	3,298,375
CIFC Corp.(a)	2,570	15,934
CME Group Inc.	14,694	4,251,415
Cohen & Steers Inc.(b)	3,837	122,400
Cowen Group Inc. Class A(a)	14,482	39,246
Credit Acceptance Corp.(a)(b)	1,480	149,495
Diamond Hill Investment Group Inc.	550	40,507
Discover Financial Services	119,523	3,984,897
Doral Financial Corp.(a)(b)	27,593	42,493
Duff & Phelps Corp. Class A	6,605	102,642
E*TRADE Financial Corp.(a)	55,054	602,841
Eaton Vance Corp.	26,083	745,452
Edelman Financial Group Inc.	4,395	29,051
Ellie Mae Inc.(a)(b)	1,834	20,467
Encore Capital Group Inc.(a)(b)	3,499	78,902
Epoch Holding Corp.	3,197	76,344
Evercore Partners Inc. Class A	4,638	134,827
FBR & Co.(a)(b)	9,533	24,500
Federal Agricultural Mortgage Corp. Class C NVS	2,125	48,237
Federated Investors Inc. Class B(b)	19,879	445,488
Financial Engines Inc.(a)(b)	8,445	188,830
First Marblehead Corp. (The)(a)(b)	11,958	14,589
Franklin Resources Inc.	31,746	3,937,456
FX Alliance Inc.(a)	1,344	21,074
FXCM Inc.	3,745	48,648
GAIN Capital Holdings Inc.	1,615	8,107
GAMCO Investors Inc. Class A	1,468	72,827
GFI Group Inc.	15,305	57,547
Gleacher & Co. Inc.(a)(b)	16,972	23,082
Greenhill & Co. Inc.	6,504	283,835
Higher One Holdings Inc.(a)(b)	6,657	99,522
Imperial Holdings Inc.(a)(b)	3,814	10,183
Interactive Brokers Group Inc. Class A	8,096	137,632
IntercontinentalExchange Inc.(a)	16,099	2,212,325
INTL FCStone Inc.(a)(b)	2,884	60,852
Invesco Ltd.	101,171	2,698,231
Investment Technology Group Inc.(a)(b)	8,552	102,282
Janus Capital Group Inc.	40,729	362,895
Jefferies Group Inc.	29,640	558,418
JMP Group Inc.	3,283	24,229
KBW Inc.	7,220	133,570
Knight Capital Group Inc. Class A(a)	21,921	282,123
Ladenburg Thalmann Financial Services Inc.(a)(b)	23,065	41,056
Lazard Ltd. Class A	24,266	693,037
Legg Mason Inc.	30,601	854,686
LPL Investment Holdings Inc.(a)(b)	7,508	284,854
Manning & Napier Inc.(a)	2,737	40,234
MarketAxess Holdings Inc.	6,319	235,636
Marlin Business Services Corp.	1,876	28,253
Medley Capital Corp.	2,415	27,217
NASDAQ OMX Group Inc. (The)(a)	27,133	702,745
National Financial Partners Corp.(a)(b)	9,048	136,987
Nelnet Inc. Class A	5,595	144,966
Netspend Holdings Inc.(a)	5,811	45,093
NewStar Financial Inc.(a)(b)	5,915	65,775
Nicholas Financial Inc.	2,099	27,686
NYSE Euronext Inc.	57,324	1,720,293
Ocwen Financial Corp.(a)	20,983	327,964
Oppenheimer Holdings Inc. Class A	2,230	38,691
Piper Jaffray Companies Inc.(a)	3,428	91,253
Portfolio Recovery Associates Inc.(a)(b)	3,723	267,014
Pzena Investment Management Inc. Class A	1,894	11,080
Raymond James Financial Inc.	24,025	877,633
SeaCube Container Leasing Ltd.	2,393	41,160
SLM Corp.	115,484	1,820,028

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
Solar Senior Capital Ltd.	1,681	27,081
Stifel Financial Corp.(a)(b)	11,809	446,853
SWS Group Inc.	6,311	36,099
T. Rowe Price Group Inc.	56,919	3,716,811
TD Ameritrade Holding Corp.	47,915	945,842
Teton Advisors Inc. Class B(b)	32	496
Virtus Investment Partners Inc.(a)(b)	1,447	124,124
Waddell & Reed Financial Inc. Class A	18,895	612,387
Walter Investment Management Corp.	5,628	126,911
Westwood Holdings Group Inc.	1,345	52,092
World Acceptance Corp.(a)(b)	3,271	200,349

		62,578,829

ELECTRIC – 2.92%
AES Corp. (The)(a)	143,831	1,879,871
ALLETE Inc.	7,398	306,943
Alliant Energy Corp.	24,294	1,052,416
Ameren Corp.	52,803	1,720,322
Ameresco Inc. Class A(a)(b)	3,822	51,788
American Electric Power Co. Inc.	105,565	4,072,698
Atlantic Power Corp.(a)	24,829	343,633
Avista Corp.	12,592	322,103
Black Hills Corp.	9,670	324,235
Calpine Corp.(a)	84,069	1,446,827
Central Vermont Public Service Corp.	2,895	101,904
CH Energy Group Inc.	3,411	227,616
Cleco Corp.	13,367	530,002
CMS Energy Corp.	55,259	1,215,698
Consolidated Edison Inc.	64,112	3,745,423
Dominion Resources Inc.	126,126	6,458,912
DTE Energy Co.	37,080	2,040,512
Duke Energy Corp.	291,627	6,127,083
Dynegy Inc.(a)(b)	22,313	12,495
Edison International	71,407	3,035,512
El Paso Electric Co.	9,195	298,746
Empire District Electric Co. (The)	9,202	187,261
EnerNOC Inc.(a)	5,497	39,578
Entergy Corp.	38,967	2,618,582
Exelon Corp.	183,032	7,176,685
FirstEnergy Corp.	91,632	4,177,503
Genie Energy Ltd. Class B	3,005	29,058
GenOn Energy Inc.(a)	168,927	351,368
Great Plains Energy Inc.	29,728	602,587
Hawaiian Electric Industries Inc.	20,878	529,257
IDACORP Inc.	10,882	447,468
Integrys Energy Group Inc.	17,174	910,050
ITC Holdings Corp.	11,175	859,805
MDU Resources Group Inc.	41,436	927,752
MGE Energy Inc.	5,065	224,835
National Fuel Gas Co.	18,147	873,234
NextEra Energy Inc.	92,435	5,645,930
Northeast Utilities	38,707	1,436,804
NorthWestern Corp.	7,919	280,808
NRG Energy Inc.(a)	49,859	781,291
NSTAR	22,723	1,105,019
NV Energy Inc.	51,599	831,776
OGE Energy Corp.	21,440	1,147,040
Ormat Technologies Inc.	3,884	78,263
Otter Tail Corp.	7,918	171,821
Pepco Holdings Inc.	49,441	933,940
PG&E Corp.	92,268	4,005,354
Pike Electric Corp.(a)(b)	3,527	29,027
Pinnacle West Capital Corp.	23,872	1,143,469
PNM Resources Inc.	17,551	321,183

Security	Shares	Value
Portland General Electric Co.	16,547	413,344
PPL Corp.	126,474	3,574,155
Progress Energy Inc.	64,543	3,427,879
Public Service Enterprise Group Inc.	110,867	3,393,639
SCANA Corp.	25,226	1,150,558
Southern Co. (The)	185,992	8,356,621
TECO Energy Inc.	47,182	828,044
UIL Holdings Corp.	11,115	386,357
UniSource Energy Corp.	8,061	294,791
Unitil Corp.	2,366	63,480
Westar Energy Inc.	24,957	697,049
Wisconsin Energy Corp.	51,181	1,800,548
Xcel Energy Inc.	106,011	2,806,111

		100,374,063

ELECTRICAL COMPONENTS & EQUIPMENT – 0.49%
A123 Systems Inc.(a)(b)	19,138	21,434
Active Power Inc.(a)(b)	17,336	13,524
Acuity Brands Inc.	9,500	596,885
Advanced Energy Industries Inc.(a)(b)	8,779	115,180
American Superconductor Corp.(a)(b)	9,675	39,861
AMETEK Inc.	35,213	1,708,183
Belden Inc.	10,392	393,961
Capstone Turbine Corp.(a)(b)	58,769	59,944
Coleman Cable Inc.(a)(b)	1,817	17,661
Emerson Electric Co.	164,645	8,591,176
Encore Wire Corp.	4,020	119,515
Energizer Holdings Inc.(a)	14,441	1,071,233
EnerSys Inc.(a)	10,402	360,429
Generac Holdings Inc.(a)(b)	5,496	134,927
General Cable Corp.(a)	11,374	330,756
GrafTech International Ltd.(a)	28,120	335,753
Graham Corp.	2,117	46,341
Hubbell Inc. Class B	13,220	1,038,828
Insteel Industries Inc.	3,811	46,304
Littelfuse Inc.	4,720	295,944
Molex Inc.	29,583	831,874
Powell Industries Inc.(a)(b)	1,916	65,623
Power-One Inc.(a)(b)	14,752	67,122
PowerSecure International Inc.(a)(b)	4,080	24,725
SatCon Technology Corp.(a)(b)	26,576	9,567
SunPower Corp.(a)(b)	21,642	138,076
Universal Display Corp.(a)(b)	8,460	309,044
Valence Technology Inc.(a)(b)	16,886	13,649
Vicor Corp.	4,248	33,984

		16,831,503

ELECTRONICS – 1.34%
Agilent Technologies Inc.	76,262	3,394,422
American Science and Engineering Inc.	2,014	135,039
Amphenol Corp. Class A	36,290	2,169,053
Analogic Corp.	2,776	187,491
Avnet Inc.(a)	31,762	1,155,819
AVX Corp.	10,431	138,315
Badger Meter Inc.	3,270	111,147
Bel Fuse Inc. Class B	2,274	40,182
Benchmark Electronics Inc.(a)	13,208	217,800
Brady Corp. Class A	10,440	337,734
Checkpoint Systems Inc.(a)(b)	8,954	101,001
Coherent Inc.(a)	5,161	301,041
CTS Corp.	7,440	78,269
Cymer Inc.(a)	6,655	332,750
Daktronics Inc.	7,504	66,711

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
DDi Corp.	3,269	39,882
Electro Scientific Industries Inc.(b)	4,893	73,444
ESCO Technologies Inc.	5,789	212,862
FARO Technologies Inc.(a)(b)	3,606	210,338
FEI Co.(a)(b)	8,472	416,060
FLIR Systems Inc.	34,939	884,306
Fluidigm Corp.(a)(b)	1,376	21,644
Garmin Ltd.	23,537	1,105,062
Gentex Corp.	31,333	767,658
Honeywell International Inc.	172,384	10,524,043
Identive Group Inc.(a)(b)	8,388	17,531
II-VI Inc.(a)(b)	11,313	267,552
InvenSense Inc.(a)(b)	2,172	39,313
Itron Inc.(a)	8,860	402,333
Jabil Circuit Inc.	42,155	1,058,934
Kemet Corp.(a)	9,891	92,580
LeCroy Corp.(a)(b)	3,559	36,978
Measurement Specialties Inc.(a)(b)	3,333	112,322
Methode Electronics Inc.	8,000	74,240
Mettler-Toledo International Inc.(a)	7,039	1,300,455
Microvision Inc.(a)(b)	3,106	8,479
Multi-Fineline Electronix Inc.(a)(b)	1,964	53,912
National Instruments Corp.	19,880	566,978
Newport Corp.(a)(b)	8,279	146,704
NVE Corp.(a)(b)	1,039	55,067
OSI Systems Inc.(a)(b)	4,147	254,211
Park Electrochemical Corp.	4,592	138,816
PerkinElmer Inc.	24,670	682,372
Plexus Corp.(a)(b)	7,743	270,928
Pulse Electronics Corp.	9,027	22,658
Rofin-Sinar Technologies Inc.(a)(b)	6,263	165,155
Rogers Corp.(a)(b)	3,520	136,400
Sanmina-SCI Corp.(a)(b)	17,733	203,043
SRS Labs Inc.(a)(b)	2,616	18,181
Stoneridge Inc.(a)(b)	5,731	56,680
Taser International Inc.(a)(b)	12,180	52,861
Tech Data Corp.(a)	9,005	488,611
Thermo Fisher Scientific Inc.	83,966	4,734,003
Thomas & Betts Corp.(a)	11,505	827,325
Trimble Navigation Ltd.(a)(b)	26,852	1,461,286
TTM Technologies Inc.(a)(b)	11,248	129,239
Tyco International Ltd.	102,725	5,771,090
Viasystems Group Inc.(a)(b)	614	11,654
Vishay Intertechnology Inc.(a)	31,788	386,542
Vishay Precision Group Inc.(a)	2,669	39,581
Waters Corp.(a)	20,066	1,859,316
Watts Water Technologies Inc. Class A	6,603	269,072
Woodward Inc.	13,481	577,391
X-Rite Inc.(a)(b)	5,716	25,951
Zagg Inc.(a)(b)	4,798	51,003
Zygo Corp.(a)(b)	3,448	67,477

		45,956,297

ENERGY – ALTERNATE SOURCES – 0.02%
Amyris Inc.(a)(b)	3,816	19,767
Clean Energy Fuels Corp.(a)(b)	10,814	230,122
FuelCell Energy Inc.(a)(b)	35,610	55,908
FutureFuel Corp.	4,045	44,414
Gevo Inc.(a)	1,281	11,772
Green Plains Renewable Energy Inc.(a)(b)	3,672	39,621
KiOR Inc. Class A(a)(b)	2,336	31,232
Renewable Energy Group Inc.(a)	1,628	16,866
REX American Resources Corp.(a)(b)	1,334	40,954
Solazyme Inc.(a)	2,375	34,746

Security	Shares	Value
Syntroleum Corp.(a)(b)	18,892	18,231

		543,633

ENGINEERING & CONSTRUCTION – 0.29%
AECOM Technology Corp.(a)	26,068	583,141
Aegion Corp.(a)(b)	8,562	152,661
Argan Inc.(b)	1,708	27,396
Chicago Bridge & Iron Co. NV	21,920	946,725
Dycom Industries Inc.(a)(b)	7,648	178,657
EMCOR Group Inc.	14,686	407,096
Exponent Inc.(a)(b)	2,884	139,932
Fluor Corp.	38,160	2,291,126
Granite Construction Inc.	8,489	243,974
Jacobs Engineering Group Inc.(a)	27,768	1,232,066
KBR Inc.	33,186	1,179,762
Layne Christensen Co.(a)	4,257	94,718
MasTec Inc.(a)(b)	12,381	223,972
McDermott International Inc.(a)	51,309	657,268
Michael Baker Corp.(a)	1,815	43,288
Mistras Group Inc.(a)(b)	3,187	75,914
MYR Group Inc.(a)(b)	4,367	77,995
Orion Marine Group Inc.(a)(b)	5,854	42,325
Shaw Group Inc. (The)(a)	14,259	452,153
Sterling Construction Co. Inc.(a)(b)	3,573	34,837
Tutor Perini Corp.(a)	6,959	108,421
URS Corp.	17,266	734,150
VSE Corp.	897	22,255

		9,949,832

ENTERTAINMENT – 0.18%
Bally Technologies Inc.(a)	9,441	441,367
Churchill Downs Inc.	2,735	152,886
Cinemark Holdings Inc.	20,378	447,297
Dolby Laboratories Inc. Class A(a)	11,665	443,970
DreamWorks Animation SKG Inc. Class A(a)(b)	15,612	288,041
International Game Technology	65,672	1,102,633
International Speedway Corp. Class A	6,492	180,153
Isle of Capri Casinos Inc.(a)(b)	4,429	31,269
Lions Gate Entertainment Corp.(a)(b)	10,015	139,409
Madison Square Garden Inc. Class A(a)	13,253	453,252
Marriott Vacations Worldwide Corp.(a)	5,697	162,421
Multimedia Games Holding Co. Inc.(a)	5,830	63,897
National CineMedia Inc.	12,145	185,818
Penn National Gaming Inc.(a)(b)	14,909	640,789
Pinnacle Entertainment Inc.(a)	13,419	154,453
Regal Entertainment Group Class A	17,734	241,182
Scientific Games Corp. Class A(a)(b)	12,604	146,963
Shuffle Master Inc.(a)(b)	11,778	207,293
Six Flags Entertainment Corp.	9,096	425,420
Speedway Motorsports Inc.	2,560	47,821
Vail Resorts Inc.	7,904	341,848

		6,298,182

ENVIRONMENTAL CONTROL – 0.32%
Calgon Carbon Corp.(a)(b)	12,437	194,142
Casella Waste Systems Inc. Class A(a)(b)	5,480	34,140
Clean Harbors Inc.(a)	10,261	690,873
Covanta Holding Corp.	24,724	401,270
Darling International Inc.(a)(b)	25,530	444,733
Energy Recovery Inc.(a)(b)	9,919	22,814
EnergySolutions Inc.(a)	17,293	84,736
Fuel Tech Inc.(a)(b)	3,949	21,561

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
GSE Holding Inc.(a)	1,802	23,660
Heckmann Corp.(a)(b)	21,969	94,686
Heritage-Crystal Clean Inc.(a)(b)	1,030	20,548
Met-Pro Corp.	3,174	33,517
Metalico Inc.(a)(b)	8,688	37,098
Mine Safety Appliances Co.	5,995	246,275
Rentech Inc.(a)(b)	48,306	100,476
Republic Services Inc.	70,251	2,146,871
Stericycle Inc.(a)(b)	18,798	1,572,265
Tetra Tech Inc.(a)(b)	13,719	361,633
TRC Companies Inc.(a)(b)	3,835	23,432
US Ecology Inc.	4,104	89,221
Waste Connections Inc.	27,008	878,570
Waste Management Inc.	103,910	3,632,694

		11,155,215

FOOD – 1.73%
Arden Group Inc. Class A	251	22,813
B&G Foods Inc. Class A	10,511	236,603
Cal-Maine Foods Inc.	3,070	117,458
Calavo Growers Inc.	2,567	68,744
Campbell Soup Co.	38,847	1,314,971
Chefs’ Warehouse Inc. (The)(a)	2,098	48,548
Chiquita Brands International Inc.(a)(b)	9,841	86,502
ConAgra Foods Inc.	89,528	2,351,005
Corn Products International Inc.	16,724	964,139
Dean Foods Co.(a)	40,252	487,452
Diamond Foods Inc.(b)	4,847	110,609
Dole Food Co. Inc.(a)(b)	7,781	77,654
Flowers Foods Inc.	24,469	498,434
Fresh Del Monte Produce Inc.	8,026	183,314
Fresh Market Inc. (The)(a)(b)	6,166	295,660
General Mills Inc.	139,851	5,517,122
H.J. Heinz Co.	70,519	3,776,292
Hain Celestial Group Inc.(a)(b)	7,842	343,558
Hershey Co. (The)	33,279	2,041,001
Hormel Foods Corp.	30,036	886,663
Imperial Sugar Co.	2,657	12,461
Ingles Markets Inc. Class A	2,736	48,263
J&J Snack Foods Corp.	3,155	165,511
J.M. Smucker Co. (The)	25,397	2,066,300
Kellogg Co.	53,925	2,891,998
Kraft Foods Inc. Class A	361,933	13,757,073
Kroger Co. (The)	125,276	3,035,438
Lancaster Colony Corp.	4,092	271,954
Lifeway Foods Inc.(a)(b)	997	9,222
McCormick & Co. Inc. NVS	29,012	1,579,123
Nash-Finch Co.	2,627	74,659
Pilgrim’s Pride Corp.(a)(b)	13,271	99,002
Post Holdings Inc.(a)	6,032	198,634
Ralcorp Holdings Inc.(a)	12,055	893,155
Safeway Inc.	58,691	1,186,145
Sanderson Farms Inc.	4,854	257,408
Sara Lee Corp.	128,108	2,758,165
Seaboard Corp.(a)	67	130,717
Seneca Foods Corp. Class A(a)(b)	2,009	52,917
Senomyx Inc.(a)(b)	8,582	23,515
Smart Balance Inc.(a)(b)	12,886	85,176
Smithfield Foods Inc.(a)	36,456	803,126
Snyders-Lance Inc.	10,319	266,746
Spartan Stores Inc.	5,056	91,615
SUPERVALU Inc.(b)	46,765	267,028
Sysco Corp.	127,851	3,817,631
Tootsie Roll Industries Inc.(b)	5,445	124,755

Security	Shares	Value
TreeHouse Foods Inc.(a)(b)	7,750	461,125
Tyson Foods Inc. Class A	65,900	1,261,985
United Natural Foods Inc.(a)(b)	10,605	494,829
Village Super Market Inc. Class A	1,346	42,520
Weis Markets Inc.	2,453	106,951
Whole Foods Market Inc.	33,856	2,816,819

		59,580,508

FOREST PRODUCTS & PAPER – 0.20%
Boise Inc.	18,883	155,029
Buckeye Technologies Inc.	8,717	296,117
Clearwater Paper Corp.(a)	5,078	168,640
Deltic Timber Corp.	2,380	150,630
Domtar Corp.	7,976	760,751
International Paper Co.	95,815	3,363,107
KapStone Paper and Packaging Corp.(a)(b)	8,650	170,405
MeadWestvaco Corp.	37,157	1,173,790
Neenah Paper Inc.	3,450	102,603
P.H. Glatfelter Co.	9,522	150,257
Schweitzer-Mauduit International Inc.	3,558	245,716
Verso Paper Corp.(a)(b)	3,183	5,984
Wausau Paper Corp.	10,669	100,075
Xerium Technologies Inc.(a)(b)	2,383	15,370

		6,858,474

GAS – 0.37%
AGL Resources Inc.	25,549	1,002,032
Atmos Energy Corp.	19,833	623,946
CenterPoint Energy Inc.	93,148	1,836,878
Chesapeake Utilities Corp.	2,139	87,956
Laclede Group Inc. (The)	4,932	192,447
New Jersey Resources Corp.	9,084	404,874
NiSource Inc.	61,219	1,490,683
Northwest Natural Gas Co.	5,833	264,818
Piedmont Natural Gas Co.	15,730	488,731
Questar Corp.	38,970	750,562
Sempra Energy	52,478	3,146,581
South Jersey Industries Inc.	6,531	326,811
Southwest Gas Corp.	10,007	427,699
UGI Corp.	24,527	668,361
Vectren Corp.	17,894	519,999
WGL Holdings Inc.	11,231	457,102

		12,689,480

HAND & MACHINE TOOLS – 0.18%
Franklin Electric Co. Inc.	5,102	250,355
Kennametal Inc.	17,941	798,913
Lincoln Electric Holdings Inc.	18,515	839,100
Regal Beloit Corp.	8,486	556,257
Snap-on Inc.	12,745	777,063
Stanley Black & Decker Inc.	36,809	2,832,820

		6,054,508

HEALTH CARE – PRODUCTS – 2.03%
Abaxis Inc.(a)(b)	4,888	142,387
ABIOMED Inc.(a)(b)	7,021	155,796
Accuray Inc.(a)(b)	14,871	104,989
Affymetrix Inc.(a)(b)	15,271	65,207
Alere Inc.(a)	17,579	457,230
Alphatec Holdings Inc.(a)(b)	11,688	27,701

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
AngioDynamics Inc.(a)(b)	5,405	66,211
Arthrocare Corp.(a)	6,007	161,288
AtriCure Inc.(a)(b)	3,039	30,238
Atrion Corp.	347	72,943
Bacterin International Holdings Inc.(a)(b)	4,833	11,696
Baxter International Inc.	124,936	7,468,674
Becton, Dickinson and Co.	47,934	3,722,075
BG Medicine Inc.(a)	1,664	11,681
BIOLASE Technology Inc.(a)(b)	7,170	19,431
BioMimetic Therapeutics Inc.(a)	4,161	10,278
Boston Scientific Corp.(a)	317,785	1,900,354
Bruker Corp.(a)	18,545	283,924
C.R. Bard Inc.	18,756	1,851,592
Cantel Medical Corp.	4,410	110,647
CardioNet Inc.(a)(b)	5,287	16,284
Cardiovascular Systems Inc.(a)(b)	3,163	29,258
CareFusion Corp.(a)	48,927	1,268,677
Cepheid Inc.(a)(b)	14,295	597,960
Cerus Corp.(a)(b)	12,002	48,248
Chindex International Inc.(a)(b)	2,461	23,380
Columbia Laboratories Inc.(a)(b)	16,166	11,478
Conceptus Inc.(a)(b)	6,968	100,200
CONMED Corp.	6,217	185,702
Cooper Companies Inc. (The)	10,125	827,314
Covidien PLC	108,593	5,937,865
CryoLife Inc.(a)(b)	6,059	31,931
Cyberonics Inc.(a)	6,208	236,711
Cynosure Inc. Class A(a)(b)	2,087	37,274
Delcath Systems Inc.(a)(b)	10,330	32,436
DexCom Inc.(a)(b)	14,793	154,291
Edwards Lifesciences Corp.(a)	25,111	1,826,323
Endologix Inc.(a)(b)	10,836	158,747
Exactech Inc.(a)(b)	1,846	29,259
Female Health Co. (The)	4,000	21,680
Gen-Probe Inc.(a)	9,858	654,670
Genomic Health Inc.(a)(b)	3,695	113,104
Greatbatch Inc.(a)	5,047	123,752
Haemonetics Corp.(a)	5,602	390,347
Hanger Orthopedic Group Inc.(a)(b)	7,413	162,048
Hansen Medical Inc.(a)(b)	11,561	34,683
HeartWare International Inc.(a)(b)	2,609	171,385
Henry Schein Inc.(a)	20,201	1,528,812
Hill-Rom Holdings Inc.	13,839	462,361
Hologic Inc.(a)	57,268	1,234,125
Hospira Inc.(a)	36,738	1,373,634
ICU Medical Inc.(a)(b)	2,700	132,732
IDEXX Laboratories Inc.(a)	12,580	1,100,121
Insulet Corp.(a)(b)	10,129	193,869
Integra LifeSciences Holdings Corp.(a)(b)	4,286	148,681
Intuitive Surgical Inc.(a)	8,608	4,663,384
Invacare Corp.	6,384	105,783
IRIS International Inc.(a)(b)	3,851	52,027
Kensey Nash Corp.	1,853	54,219
Luminex Corp.(a)(b)	8,332	194,552
MAKO Surgical Corp.(a)(b)	7,005	295,261
Masimo Corp.(a)	11,486	268,543
Medical Action Industries Inc.(a)(b)	3,555	20,335
MEDTOX Scientific Inc.(a)	1,641	27,667
Medtronic Inc.	234,407	9,186,410
Merge Healthcare Inc.(a)(b)	12,202	71,382
Meridian Bioscience Inc.	8,909	172,656
Merit Medical Systems Inc.(a)	9,040	112,277
Natus Medical Inc.(a)	6,279	74,909
Navidea Biopharmaceuticals Inc.(a)(b)	20,388	66,873
NuVasive Inc.(a)(b)	9,257	155,888

Security	Shares	Value
NxStage Medical Inc.(a)(b)	9,821	189,251
OraSure Technologies Inc.(a)(b)	10,165	116,796
Orthofix International NV(a)(b)	3,983	149,681
Palomar Medical Technologies Inc.(a)(b)	4,119	38,471
PSS World Medical Inc.(a)	11,232	284,619
QIAGEN NV(a)	51,127	796,047
Quidel Corp.(a)(b)	6,346	116,576
ResMed Inc.(a)(b)	31,574	975,952
Rockwell Medical Technologies Inc.(a)(b)	3,480	32,921
Sirona Dental Systems Inc.(a)	12,196	628,582
Solta Medical Inc.(a)(b)	13,131	39,787
Spectranetics Corp.(a)(b)	7,222	75,109
St. Jude Medical Inc.	72,070	3,193,422
Staar Surgical Co.(a)(b)	7,708	83,478
Stereotaxis Inc.(a)(b)	9,550	6,208
Steris Corp.	13,007	411,281
Stryker Corp.	68,696	3,811,254
SurModics Inc.(a)(b)	3,306	50,813
Symmetry Medical Inc.(a)(b)	7,875	55,676
Synergetics USA Inc.(a)(b)	4,818	31,317
TECHNE Corp.	8,108	568,371
Teleflex Inc.	8,854	541,422
Thoratec Corp.(a)	12,482	420,768
Tornier NV(a)(b)	2,280	58,596
Unilife Corp.(a)(b)	14,135	57,388
Uroplasty Inc.(a)(b)	4,485	13,500
Varian Medical Systems Inc.(a)	25,661	1,769,583
Vascular Solutions Inc.(a)(b)	3,680	39,707
Volcano Corp.(a)	11,408	323,417
West Pharmaceutical Services Inc.	7,321	311,362
Wright Medical Group Inc.(a)(b)	8,648	167,079
Young Innovations Inc.	1,232	38,093
Zeltiq Aesthetics Inc.(a)(b)	1,608	9,921
Zimmer Holdings Inc.	39,232	2,521,833
Zoll Medical Corp.(a)(b)	4,813	445,828

		69,969,959

HEALTH CARE – SERVICES – 1.41%
Aetna Inc.	76,743	3,849,429
Air Methods Corp.(a)(b)	2,495	217,689
Alliance Healthcare Services Inc.(a)(b)	5,312	7,968
Almost Family Inc.(a)	1,785	46,428
Amedisys Inc.(a)(b)	6,595	95,364
AMERIGROUP Corp.(a)	9,626	647,637
AmSurg Corp.(a)(b)	6,793	190,068
Assisted Living Concepts Inc. Class A	4,236	70,360
Bio-Reference Laboratories Inc.(a)(b)	5,461	128,388
Brookdale Senior Living Inc.(a)	21,432	401,207
Capital Senior Living Corp.(a)	5,973	55,191
Centene Corp.(a)(b)	10,913	534,410
Cigna Corp.	62,564	3,081,277
Community Health Systems Inc.(a)	20,852	463,748
Covance Inc.(a)	13,279	632,479
Coventry Health Care Inc.	32,516	1,156,594
DaVita Inc.(a)	20,911	1,885,545
Emeritus Corp.(a)(b)	6,609	116,715
Ensign Group Inc. (The)	3,538	96,092
Five Star Quality Care Inc.(a)(b)	9,027	30,782
Gentiva Health Services Inc.(a)(b)	6,627	57,920
HCA Holdings Inc.	24,564	607,713
Health Management Associates Inc. Class A(a)	55,481	372,832
Health Net Inc.(a)	18,170	721,712
HealthSouth Corp.(a)(b)	20,899	428,012
Healthways Inc.(a)	7,358	54,155

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
Humana Inc.	36,904	3,412,882
IPC The Hospitalist Co. Inc.(a)(b)	3,612	133,319
Kindred Healthcare Inc.(a)(b)	11,480	99,187
Laboratory Corp. of America Holdings(a)	21,940	2,008,388
LHC Group Inc.(a)	3,422	63,410
LifePoint Hospitals Inc.(a)	10,574	417,039
Lincare Holdings Inc.	19,503	504,738
Magellan Health Services Inc.(a)	6,262	305,648
MEDNAX Inc.(a)(b)	10,560	785,347
Metropolitan Health Networks Inc.(a)(b)	9,182	86,035
Molina Healthcare Inc.(a)(b)	6,184	207,968
National Healthcare Corp.	2,211	100,733
Neostem Inc.(a)(b)	11,892	4,489
Quest Diagnostics Inc.	34,453	2,106,801
RadNet Inc.(a)(b)	6,608	21,013
Select Medical Holdings Corp.(a)(b)	9,067	69,725
Skilled Healthcare Group Inc. Class A(a)(b)	4,197	32,149
Sun Healthcare Group Inc.(a)	5,431	37,148
Sunrise Senior Living Inc.(a)(b)	12,454	78,709
Tenet Healthcare Corp.(a)(b)	89,769	476,673
Triple-S Management Corp. Class B(a)(b)	4,415	101,987
U.S. Physical Therapy Inc.	2,559	58,985
UnitedHealth Group Inc.	237,311	13,987,110
Universal American Corp.	7,004	75,503
Universal Health Services Inc. Class B	19,768	828,477
Vanguard Health Systems Inc.(a)	6,621	65,283
WellCare Health Plans Inc.(a)(b)	9,335	671,000
WellPoint Inc.	76,205	5,623,929

		48,313,390

HOLDING COMPANIES – DIVERSIFIED – 0.14%
American Capital Ltd.(a)	72,076	624,899
Apollo Investment Corp.	42,698	306,145
Ares Capital Corp.	48,501	792,991
Arlington Asset Investment Corp. Class A	1,757	39,005
BlackRock Kelso Capital Corp.(c)	15,894	156,079
Capital Southwest Corp.	663	62,687
Compass Diversified Holdings(b)	8,742	129,294
Fifth Street Finance Corp.	18,068	176,344
Gladstone Capital Corp.	4,551	36,909
Gladstone Investment Corp.	4,781	36,192
Golub Capital BDC Inc.	2,619	39,992
Harbinger Group Inc.(a)(b)	1,967	10,189
Home Loan Servicing Solutions Ltd.	2,957	41,221
Horizon Pharma Inc.(a)(b)	1,211	5,014
Kohlberg Capital Corp.	4,142	28,621
Leucadia National Corp.	43,270	1,129,347
Main Street Capital Corp.(b)	5,029	123,864
MCG Capital Corp.	16,704	70,992
Medallion Financial Corp.	3,185	35,545
MVC Capital Inc.	5,204	68,329
New Mountain Finance Corp.	1,575	21,641
NGP Capital Resources Co.	4,682	30,667
PennantPark Investment Corp.	12,031	125,122
Primoris Services Corp.	5,969	95,862
Prospect Capital Corp.(b)	26,735	293,550
Solar Capital Ltd.	8,028	177,178
THL Credit Inc.	2,014	25,900
TICC Capital Corp.	8,311	80,949
Triangle Capital Corp.	5,930	117,117

		4,881,645

Security	Shares	Value
HOME BUILDERS – 0.16%
Beazer Homes USA Inc.(a)	16,511	53,661
Cavco Industries Inc.(a)(b)	1,474	68,659
D.R. Horton Inc.	61,393	931,332
Hovnanian Enterprises Inc. Class A(a)(b)	14,580	35,721
KB Home(b)	16,952	150,873
Lennar Corp. Class A	35,059	952,903
M.D.C. Holdings Inc.	8,163	210,524
M/I Homes Inc.(a)(b)	4,053	50,095
Meritage Homes Corp.(a)(b)	6,180	167,231
NVR Inc.(a)	1,098	797,510
PulteGroup Inc.(a)(b)	74,871	662,608
Ryland Group Inc. (The)	9,774	188,443
Skyline Corp.	1,477	11,299
Standard-Pacific Corp.(a)(b)	23,120	103,115
Thor Industries Inc.	9,164	289,216
Toll Brothers Inc.(a)	32,204	772,574
Winnebago Industries Inc.(a)(b)	6,305	61,789

		5,507,553

HOME FURNISHINGS – 0.13%
American Woodmark Corp.	2,041	36,738
DTS Inc.(a)(b)	3,866	116,831
Ethan Allen Interiors Inc.	5,360	135,715
Furniture Brands International Inc.(a)(b)	9,088	15,268
Harman International Industries Inc.	15,327	717,457
Kimball International Inc. Class B	6,794	46,947
La-Z-Boy Inc.(a)(b)	11,254	168,360
Sealy Corp.(a)(b)	10,716	21,646
Select Comfort Corp.(a)(b)	12,184	394,640
Skullcandy Inc.(a)(b)	2,070	32,768
Tempur-Pedic International Inc.(a)(b)	13,972	1,179,656
TiVo Inc.(a)	26,054	312,387
Universal Electronics Inc.(a)(b)	3,254	65,015
VOXX International Corp.(a)(b)	3,906	52,965
Whirlpool Corp.	16,692	1,282,947

		4,579,340

HOUSEHOLD PRODUCTS & WARES – 0.41%
A.T. Cross Co. Class A(a)(b)	2,066	24,875
ACCO Brands Corp.(a)(b)	11,972	148,572
American Greetings Corp. Class A(b)	8,370	128,396
Avery Dennison Corp.	23,389	704,711
Blyth Inc.	1,132	84,707
Central Garden & Pet Co. Class A(a)(b)	9,192	88,519
Church & Dwight Co. Inc.	31,303	1,539,795
Clorox Co. (The)	29,195	2,007,156
CSS Industries Inc.	1,759	34,230
Ennis Inc.	5,641	89,241
Helen of Troy Ltd.(a)(b)	6,768	230,180
Jarden Corp.	20,076	807,657
Kimberly-Clark Corp.	86,059	6,358,899
Prestige Brands Holdings Inc.(a)	10,960	191,581
Scotts Miracle-Gro Co. (The) Class A	9,364	507,154
Spectrum Brands Holdings Inc.(a)	3,635	127,080
Summer Infant Inc.(a)(b)	2,883	17,298
Tupperware Brands Corp.	12,561	797,623
WD-40 Co.	3,496	158,544

		14,046,218

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
HOUSEWARES – 0.05%
Libbey Inc.(a)	4,302	55,668
Lifetime Brands Inc.	2,018	22,682
Newell Rubbermaid Inc.	63,766	1,135,672
Toro Co. (The)	6,824	485,255

		1,699,277

INSURANCE – 3.59%
ACE Ltd.	73,914	5,410,505
Aflac Inc.	102,467	4,712,457
Alleghany Corp.(a)	3,268	1,075,499
Allied World Assurance Co. Holdings Ltd.	8,314	570,922
Allstate Corp. (The)	114,591	3,772,336
Alterra Capital Holdings Ltd.(b)	19,904	457,394
American Equity Investment Life Holding Co.	12,912	164,886
American Financial Group Inc.	16,643	642,087
American International Group Inc.(a)	96,866	2,986,379
American National Insurance Co.	1,484	107,620
American Safety Insurance Holdings Ltd.(a)	2,259	42,582
Amerisafe Inc.(a)(b)	4,108	101,632
AmTrust Financial Services Inc.	5,340	143,539
Aon Corp.	72,433	3,553,563
Arch Capital Group Ltd.(a)	28,897	1,076,124
Argo Group International Holdings Ltd.(b)	5,955	177,876
Arthur J. Gallagher & Co.	25,650	916,731
Aspen Insurance Holdings Ltd.	15,550	434,467
Assurant Inc.	19,161	776,021
Assured Guaranty Ltd.	40,317	666,037
Axis Capital Holdings Ltd.	28,323	939,474
Baldwin & Lyons Inc. Class B	1,816	40,642
Berkshire Hathaway Inc. Class B(a)	383,420	31,114,533
Brown & Brown Inc.	25,566	607,959
Chubb Corp. (The)	59,707	4,126,351
Cincinnati Financial Corp.	32,030	1,105,355
Citizens Inc.(a)(b)	8,216	81,174
CNA Financial Corp.	5,786	169,703
CNO Financial Group Inc.(a)(b)	48,818	379,804
Crawford & Co. Class B	5,582	27,352
Delphi Financial Group Inc. Class A	10,616	475,278
Donegal Group Inc. Class A	1,677	22,925
eHealth Inc.(a)(b)	4,405	71,846
EMC Insurance Group Inc.	1,000	20,090
Employers Holdings Inc.	7,130	126,272
Endurance Specialty Holdings Ltd.	9,450	384,237
Enstar Group Ltd.(a)(b)	1,521	150,564
Erie Indemnity Co. Class A	6,037	470,524
Everest Re Group Ltd.	10,056	930,381
FBL Financial Group Inc. Class A	2,786	93,888
Fidelity National Financial Inc. Class A	48,850	880,765
First American Financial Corp.	23,138	384,785
Flagstone Reinsurance Holdings SA(b)	11,727	92,291
Fortegra Financial Corp.(a)(b)	1,286	10,751
Genworth Financial Inc. Class A(a)	107,426	893,784
Global Indemnity PLC(a)	2,915	56,813
Greenlight Capital Re Ltd. Class A(a)(b)	6,183	152,287
Hallmark Financial Services Inc.(a)(b)	2,619	20,664
Hanover Insurance Group Inc. (The)	9,916	407,746
Harleysville Group Inc.	2,699	155,732
Hartford Financial Services Group Inc. (The)	97,496	2,055,216
HCC Insurance Holdings Inc.	23,324	727,009
Hilltop Holdings Inc.(a)(b)	8,640	72,490
Horace Mann Educators Corp.	8,653	152,466

Security	Shares	Value
Independence Holding Co.(b)	1,752	17,450
Infinity Property and Casualty Corp.	2,738	143,280
Kansas City Life Insurance Co.	929	29,914
Kemper Corp.	10,938	331,203
Lincoln National Corp.	63,803	1,681,847
Loews Corp.	69,372	2,765,862
Maiden Holdings Ltd.	11,290	101,610
Markel Corp.(a)	2,131	956,691
Marsh & McLennan Companies Inc.	120,179	3,940,669
MBIA Inc.(a)(b)	32,510	318,598
Meadowbrook Insurance Group Inc.	11,643	108,629
Mercury General Corp.	5,861	256,360
MetLife Inc.	179,904	6,719,414
MGIC Investment Corp.(a)(b)	40,823	202,482
Montpelier Re Holdings Ltd.	13,636	263,448
National Interstate Corp.	1,488	38,063
National Western Life Insurance Co. Class A	491	67,203
Navigators Group Inc. (The)(a)(b)	2,372	112,053
Old Republic International Corp.	56,755	598,765
OneBeacon Insurance Group Ltd.(b)	4,805	74,045
PartnerRe Ltd.	14,809	1,005,383
Phoenix Companies Inc. (The)(a)(b)	25,250	61,863
Platinum Underwriters Holdings Ltd.(b)	7,739	282,474
Presidential Life Corp.	4,693	53,641
Primerica Inc.	6,553	165,201
Principal Financial Group Inc.	66,816	1,971,740
ProAssurance Corp.	6,697	590,073
Progressive Corp. (The)	136,010	3,152,712
Protective Life Corp.	18,811	557,182
Prudential Financial Inc.	106,465	6,748,816
Radian Group Inc.	29,061	126,415
Reinsurance Group of America Inc.	16,212	964,128
RenaissanceRe Holdings Ltd.	11,356	859,990
RLI Corp.	3,983	285,342
Safety Insurance Group Inc.	2,810	117,008
SeaBright Insurance Holdings Inc.	4,340	39,451
Selective Insurance Group Inc.	11,903	209,612
StanCorp Financial Group Inc.	9,953	407,476
State Auto Financial Corp.	3,169	46,299
Stewart Information Services Corp.	3,938	55,959
Symetra Financial Corp.	14,958	172,466
Torchmark Corp.	21,833	1,088,375
Tower Group Inc.	8,121	182,154
Travelers Companies Inc. (The)	86,112	5,097,830
United Fire Group Inc.	4,825	86,319
Universal Insurance Holdings Inc.	4,062	15,801
Unum Group	64,021	1,567,234
Validus Holdings Ltd.	16,909	523,334
W.R. Berkley Corp.	25,015	903,542
White Mountains Insurance Group Ltd.	1,254	629,157
XL Group PLC	67,752	1,469,541

		123,353,912

INTERNET – 2.85%
1-800-FLOWERS.COM Inc.(a)(b)	5,629	17,056
AboveNet Inc.(a)	5,080	420,624
Active Network Inc. (The)(a)(b)	2,968	49,951
Amazon.com Inc.(a)	79,606	16,121,011
Ancestry.com Inc.(a)(b)	6,942	157,861
Angie’s List Inc.(a)(b)	2,210	41,747
AOL Inc.(a)	21,241	402,942
Archipelago Learning Inc.(a)(b)	2,838	31,559
Bankrate Inc.(a)	5,110	126,472
Bazaarvoice Inc.(a)	2,414	47,966

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
Blue Nile Inc.(a)(b)	2,612	86,144
Boingo Wireless Inc.(a)(b)	1,240	15,004
Brightcove Inc.(a)	1,281	31,769
BroadSoft Inc.(a)	4,967	189,988
Cogent Communications Group Inc.(a)(b)	9,988	190,571
comScore Inc.(a)	7,021	150,179
Constant Contact Inc.(a)(b)	6,398	190,596
DealerTrack Holdings Inc.(a)(b)	9,033	273,339
Dice Holdings Inc.(a)(b)	10,513	98,086
Digital River Inc.(a)	8,164	152,748
EarthLink Inc.	23,905	191,001
eBay Inc.(a)	252,449	9,312,844
ePlus Inc.(a)(b)	835	26,695
Equinix Inc.(a)(b)	10,257	1,614,965
eResearchTechnology Inc.(a)(b)	10,631	83,134
Expedia Inc.	21,254	710,734
F5 Networks Inc.(a)	17,760	2,396,890
FriendFinder Networks Inc.(a)(b)	1,217	1,655
Global Sources Ltd.(a)(b)	2,469	15,209
Google Inc. Class A(a)	55,124	35,347,714
Groupon Inc.(a)(b)	8,774	161,266
HealthStream Inc.(a)(b)	3,957	91,763
HomeAway Inc.(a)	1,904	48,304
IAC/InterActiveCorp	16,690	819,312
ICG Group Inc.(a)(b)	8,032	71,886
InfoSpace Inc.(a)(b)	8,648	110,781
Internap Network Services Corp.(a)(b)	11,321	83,096
IntraLinks Holdings Inc.(a)(b)	6,932	36,670
Keynote Systems Inc.	3,206	63,351
KIT Digital Inc.(a)(b)	8,392	60,422
Liberty Interactive Corp. Series A(a)	131,625	2,512,721
Limelight Networks Inc.(a)(b)	13,844	45,547
LinkedIn Corp.(a)	2,113	215,505
Lionbridge Technologies Inc.(a)(b)	13,351	38,451
Liquidity Services Inc.(a)(b)	4,077	182,650
LoopNet Inc.(a)	3,963	74,425
ModusLink Global Solutions Inc.(a)	9,530	51,462
Move Inc.(a)	8,659	84,079
Netflix Inc.(a)	12,121	1,394,400
NIC Inc.	14,112	171,179
NutriSystem Inc.	5,842	65,606
OpenTable Inc.(a)(b)	5,145	208,218
Openwave Systems Inc.(a)(b)	18,694	42,435
Orbitz Worldwide Inc.(a)	4,542	13,853
Overstock.com Inc.(a)(b)	2,510	13,152
Pandora Media Inc.(a)(b)	3,530	36,041
Perficient Inc.(a)(b)	5,242	62,956
Priceline.com Inc.(a)	10,875	7,802,812
Quepasa Corp.(a)(b)	1,476	6,553
QuinStreet Inc.(a)(b)	5,974	62,667
Rackspace Hosting Inc.(a)	22,564	1,303,974
ReachLocal Inc.(a)(b)	2,155	15,365
RealNetworks Inc.	4,585	45,575
Responsys Inc.(a)	2,066	24,730
Saba Software Inc.(a)	6,541	64,167
Safeguard Scientifics Inc.(a)(b)	4,489	77,211
Sapient Corp.	23,883	297,343
Shutterfly Inc.(a)(b)	6,506	203,833
Sourcefire Inc.(a)(b)	6,224	299,561
SPS Commerce Inc.(a)(b)	1,829	49,164
Stamps.com Inc.(a)	2,659	74,133
Support.com Inc.(a)(b)	10,502	33,081
Symantec Corp.(a)	165,589	3,096,514
TechTarget Inc.(a)(b)	3,160	21,899
TeleCommunication Systems Inc.(a)(b)	10,056	27,956

Security	Shares	Value
TIBCO Software Inc.(a)	36,400	1,110,200
Towerstream Corp.(a)(b)	9,098	43,215
Travelzoo Inc.(a)(b)	1,206	27,738
TripAdvisor Inc.(a)	21,254	758,130
United Online Inc.	19,221	93,991
US Auto Parts Network Inc.(a)(b)	3,201	11,556
ValueClick Inc.(a)(b)	17,290	341,305
Vasco Data Security International Inc.(a)	5,858	63,208
VeriSign Inc.	34,831	1,335,421
VirnetX Holding Corp.(a)(b)	8,857	211,948
Vocus Inc.(a)(b)	3,811	50,496
Web.com Group Inc.(a)(b)	6,493	93,694
WebMD Health Corp.(a)	12,965	331,645
Websense Inc.(a)(b)	8,258	174,161
XO Group Inc.(a)(b)	5,888	55,288
Yahoo! Inc.(a)	265,833	4,045,978
Zix Corp.(a)(b)	13,371	38,910
Zynga Inc. Class A(a)	26,699	351,092

		97,900,499

IRON & STEEL – 0.29%
AK Steel Holding Corp.	24,136	182,468
Allegheny Technologies Inc.	23,240	956,791
Carpenter Technology Corp.	9,631	503,027
Cliffs Natural Resources Inc.	31,969	2,214,173
Commercial Metals Co.	25,235	373,983
Metals USA Holdings Corp.(a)(b)	2,512	36,198
Nucor Corp.	69,273	2,975,275
Reliance Steel & Aluminum Co.	16,409	926,780
Schnitzer Steel Industries Inc. Class A	4,860	193,890
Shiloh Industries Inc.	1,153	10,988
Steel Dynamics Inc.	47,780	694,721
United States Steel Corp.(b)	31,466	924,156
Universal Stainless & Alloy Products Inc.(a)(b)	1,537	65,661

		10,058,111

LEISURE TIME – 0.27%
Ambassadors Group Inc.	3,830	20,490
Arctic Cat Inc.(a)(b)	2,644	113,243
Black Diamond Inc.(a)	4,101	37,975
Brunswick Corp.	19,542	503,206
Callaway Golf Co.	14,394	97,303
Carnival Corp.	93,454	2,998,004
Harley-Davidson Inc.	51,732	2,539,007
Interval Leisure Group Inc.	8,753	152,302
Johnson Outdoors Inc. Class A(a)(b)	1,051	20,074
Life Time Fitness Inc.(a)(b)	9,231	466,812
Marine Products Corp.(b)	2,207	13,132
Polaris Industries Inc.	14,174	1,022,654
Royal Caribbean Cruises Ltd.	29,538	869,303
Town Sports International Holdings Inc.(a)(b)	4,447	56,166
WMS Industries Inc.(a)	12,531	297,361

		9,207,032

LODGING – 0.45%
Ameristar Casinos Inc.	6,978	130,000
Boyd Gaming Corp.(a)(b)	11,878	93,123
Caesars Entertainment Corp.(a)	8,096	119,335
Choice Hotels International Inc.	6,295	235,055
Gaylord Entertainment Co.(a)(b)	7,833	241,256
Hyatt Hotels Corp. Class A(a)	9,179	392,127
Las Vegas Sands Corp.	85,919	4,946,357

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
Marcus Corp.	4,432	55,622
Marriott International Inc. Class A	56,794	2,149,653
MGM Resorts International(a)	77,140	1,050,647
Monarch Casino & Resort Inc.(a)(b)	1,936	19,941
Morgans Hotel Group Co.(a)(b)	4,776	23,641
Orient-Express Hotels Ltd. Class A(a)(b)	21,032	214,526
Red Lion Hotels Corp.(a)(b)	3,177	26,083
Starwood Hotels & Resorts Worldwide Inc.	42,712	2,409,384
Wyndham Worldwide Corp.	31,958	1,486,367
Wynn Resorts Ltd.	13,978	1,745,573

		15,338,690

MACHINERY – 1.39%
AGCO Corp.(a)	20,761	980,127
Alamo Group Inc.	1,443	43,377
Albany International Corp. Class A	5,983	137,310
Altra Holdings Inc.(a)(b)	5,816	111,667
Applied Industrial Technologies Inc.	9,271	381,316
Astec Industries Inc.(a)(b)	4,328	157,885
Babcock & Wilcox Co. (The)(a)	25,803	664,427
Briggs & Stratton Corp.	10,962	196,549
Cascade Corp.	2,002	100,340
Caterpillar Inc.	141,209	15,041,583
Chart Industries Inc.(a)(b)	6,459	473,638
CNH Global NV(a)	5,820	231,054
Cognex Corp.	9,058	383,697
Columbus McKinnon Corp.(a)(b)	4,173	67,978
Cummins Inc.	42,992	5,160,760
Deere & Co.	91,933	7,437,380
DXP Enterprises Inc.(a)(b)	1,888	82,109
Flow International Corp.(a)(b)	10,270	41,285
Flowserve Corp.	12,225	1,412,110
Gardner Denver Inc.	11,424	719,940
Gerber Scientific Inc. Escrow(a)(d)	5,665	57
Global Power Equipment Group Inc.(a)(b)	3,417	94,651
Gorman-Rupp Co. (The)	3,305	96,440
Graco Inc.	13,273	704,265
Hurco Companies Inc.(a)(b)	1,391	39,296
IDEX Corp.	18,196	766,597
Intermec Inc.(a)(b)	12,912	99,810
Intevac Inc.(a)	4,949	42,067
iRobot Corp.(a)	5,243	142,924
Joy Global Inc.	22,945	1,686,457
Kadant Inc.(a)(b)	2,544	60,598
Lindsay Corp.	2,768	183,435
Manitowoc Co. Inc. (The)	28,998	401,912
Middleby Corp. (The)(a)(b)	4,120	416,862
NACCO Industries Inc. Class A	1,286	149,652
Nordson Corp.	12,595	686,553
Robbins & Myers Inc.	8,665	451,013
Rockwell Automation Inc.	31,597	2,518,281
Roper Industries Inc.	20,998	2,082,162
Sauer-Danfoss Inc.	2,498	117,406
Tecumseh Products Co. Class A(a)(b)	4,002	16,088
Tennant Co.	4,223	185,812
Terex Corp.(a)(b)	24,035	540,788
Twin Disc Inc.	1,837	47,927
Wabtec Corp.	10,599	798,847
Xylem Inc.	40,314	1,118,714
Zebra Technologies Corp. Class A(a)	12,005	494,366

		47,767,512

Security	Shares	Value
MANUFACTURING – 3.01%
3M Co.	155,641	13,884,734
A.O. Smith Corp.	8,305	373,310
Actuant Corp. Class A	15,090	437,459
American Railcar Industries Inc.(a)	2,102	49,418
AptarGroup Inc.	14,751	807,912
AZZ Inc.	2,731	141,029
Barnes Group Inc.	11,917	313,536
Blount International Inc.(a)(b)	10,730	178,976
Carlisle Companies Inc.	13,397	668,778
Ceradyne Inc.	5,479	178,396
Chase Corp.	1,382	21,767
CLARCOR Inc.	11,051	542,494
Colfax Corp.(a)(b)	11,330	399,269
Cooper Industries PLC	36,133	2,310,705
Crane Co.	10,680	517,980
Danaher Corp.	120,293	6,736,408
Donaldson Co. Inc.	33,416	1,193,954
Dover Corp.	40,852	2,571,225
Eaton Corp.	74,765	3,725,540
EnPro Industries Inc.(a)(b)	4,533	186,306
Fabrinet(a)(b)	4,428	78,420
Federal Signal Corp.(a)	13,467	74,877
FreightCar America Inc.	2,598	58,429
General Electric Co.	2,322,902	46,620,643
GP Strategies Corp.(a)(b)	3,201	56,018
Handy & Harman Ltd.(a)(b)	1,259	18,180
Harsco Corp.	17,604	412,990
Hexcel Corp.(a)(b)	21,445	514,894
Hillenbrand Inc.	13,808	316,894
Illinois Tool Works Inc.	97,710	5,581,195
Ingersoll-Rand PLC	68,424	2,829,332
ITT Corp.	20,163	462,539
John Bean Technologies Corp.	6,182	100,148
Koppers Holdings Inc.	4,533	174,792
Leggett & Platt Inc.	31,384	722,146
LSB Industries Inc.(a)(b)	3,983	155,018
Lydall Inc.(a)(b)	3,708	37,785
Metabolix Inc.(a)(b)	7,376	20,874
Movado Group Inc.	3,864	94,861
Myers Industries Inc.	6,554	96,672
NL Industries Inc.	1,440	21,456
Pall Corp.	25,426	1,516,152
Park-Ohio Holdings Corp.(a)(b)	1,810	36,291
Parker Hannifin Corp.	33,114	2,799,789
Pentair Inc.	21,544	1,025,710
PMFG Inc.(a)(b)	4,538	68,115
Polypore International Inc.(a)(b)	8,570	301,321
Proto Labs Inc.(a)	1,098	37,431
Raven Industries Inc.	3,969	242,149
Smith & Wesson Holding Corp.(a)(b)	13,446	104,206
SPX Corp.	11,169	865,933
Standex International Corp.	2,712	111,707
STR Holdings Inc.(a)(b)	6,547	31,687
Sturm, Ruger & Co. Inc.(b)	4,102	201,408
Textron Inc.	60,570	1,685,663
Tredegar Corp.	5,152	100,928
TriMas Corp.(a)	5,527	123,750
Trinity Industries Inc.	17,498	576,559

		103,516,158

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
MEDIA – 2.96%
A.H. Belo Corp. Class A	4,040	19,756
AMC Networks Inc. Class A(a)	11,894	530,829
Belo Corp. Class A	20,068	143,888
Cablevision NY Group Class A	47,677	699,898
Cambium Learning Group Inc.(a)(b)	3,623	9,601
CBS Corp. Class B NVS	146,518	4,968,425
Central European Media Enterprises Ltd. Class A(a)(b)	7,932	56,317
Charter Communications Inc. Class A(a)	11,137	706,643
Comcast Corp. Class A	604,070	18,128,141
Courier Corp.	2,250	26,100
Crown Media Holdings Inc. Class A(a)(b)	7,563	12,025
Cumulus Media Inc. Class A(a)(b)	8,291	28,936
Demand Media Inc.(a)(b)	1,704	12,354
Dial Global Inc.(a)(b)	1,097	2,556
Digital Domain Media Group Inc.(a)(b)	804	4,575
Digital Generation Inc.(a)	5,944	60,688
DIRECTV Class A(a)	154,551	7,625,546
Discovery Communications Inc. Series A(a)	57,863	2,927,868
DISH Network Corp. Class A	43,824	1,443,124
Dolan Co. (The)(a)(b)	6,581	59,953
E.W. Scripps Co. (The) Class A(a)(b)	6,933	68,429
Entercom Communications Corp. Class A(a)(b)	5,248	34,060
Entravision Communications Corp. Class A	10,897	18,634
FactSet Research Systems Inc.	10,104	1,000,700
Fisher Communications Inc.(a)(b)	1,918	58,921
Gannett Co. Inc.	52,620	806,665
Gray Television Inc.(a)(b)	10,750	20,318
John Wiley & Sons Inc. Class A	10,219	486,322
Journal Communications Inc. Class A(a)	9,368	52,742
Knology Inc.(a)(b)	6,674	121,467
Liberty Global Inc. Series A(a)	60,747	3,042,210
Liberty Media Corp. Series A(a)	25,627	2,259,020
Lin TV Corp. Class A(a)(b)	6,421	26,005
Martha Stewart Living Omnimedia Inc. Class A(b)	5,900	22,479
McClatchy Co. (The) Class A(a)(b)	12,509	36,151
McGraw-Hill Companies Inc. (The)	60,932	2,953,374
Meredith Corp.(b)	7,974	258,836
New York Times Co. (The) Class A(a)(b)	30,073	204,196
News Corp. Class A NVS	473,634	9,325,853
Nexstar Broadcasting Group Inc.(a)(b)	2,372	19,711
Nielsen Holdings NV(a)	17,679	532,845
Outdoor Channel Holdings Inc.	3,109	22,727
Saga Communications Inc. Class A(a)(b)	780	27,924
Scholastic Corp.	5,778	203,848
Scripps Networks Interactive Inc. Class A	19,442	946,631
Sinclair Broadcast Group Inc. Class A	10,903	120,587
Sirius XM Radio Inc.(a)(b)	864,094	1,996,057
Thomson Reuters Corp.	82,357	2,380,117
Time Warner Cable Inc.	69,905	5,697,258
Time Warner Inc.	219,234	8,276,083
Value Line Inc.(b)	298	3,659
Viacom Inc. Class B NVS	120,966	5,741,046
Walt Disney Co. (The)	392,018	17,162,548
Washington Post Co. (The) Class B	1,092	407,938
World Wrestling Entertainment Inc. Class A(b)	5,909	52,413

		101,854,997

METAL FABRICATE & HARDWARE – 0.26%
A.M. Castle & Co.(a)	3,628	45,894
Ampco-Pittsburgh Corp.	1,851	37,261
CIRCOR International Inc.	3,805	126,592

Security	Shares	Value
Dynamic Materials Corp.	2,892	61,050
Furmanite Corp.(a)(b)	8,002	51,373
Haynes International Inc.	2,700	171,045
Kaydon Corp.	7,154	182,499
L.B. Foster Co. Class A	1,977	56,364
Lawson Products Inc.	755	11,408
Mueller Industries Inc.	8,258	375,326
Mueller Water Products Inc. Class A	33,872	112,794
NN Inc.(a)(b)	3,648	29,768
Northwest Pipe Co.(a)(b)	2,025	43,011
Olympic Steel Inc.	1,989	47,736
Omega Flex Inc.(a)(b)	592	7,518
Precision Castparts Corp.	31,426	5,433,555
RBC Bearings Inc.(a)(b)	4,822	222,439
RTI International Metals Inc.(a)(b)	6,657	153,510
Sun Hydraulics Corp.	4,356	113,953
Timken Co. (The)	19,146	971,468
Valmont Industries Inc.	4,985	585,289
Worthington Industries Inc.	11,759	225,538

		9,065,391

MINING – 0.70%
Alcoa Inc.	232,904	2,333,698
Allied Nevada Gold Corp.(a)(b)	19,515	634,823
AMCOL International Corp.	5,358	158,007
Century Aluminum Co.(a)(b)	11,125	98,790
Coeur d’Alene Mines Corp.(a)	19,603	465,375
Compass Minerals International Inc.	7,223	518,178
Freeport-McMoRan Copper & Gold Inc.	207,500	7,893,300
General Moly Inc.(a)(b)	14,565	48,793
Globe Specialty Metals Inc.	13,867	206,202
Gold Resource Corp.(b)	6,153	149,579
Golden Minerals Co.(a)(b)	6,094	51,372
Golden Star Resources Ltd.(a)(b)	55,829	103,842
Hecla Mining Co.	61,346	283,419
Horsehead Holding Corp.(a)(b)	9,486	108,046
Jaguar Mining Inc.(a)(b)	18,742	87,525
Kaiser Aluminum Corp.	3,583	169,333
Materion Corp.(a)(b)	4,419	126,958
McEwen Mining Inc.(a)(b)	23,352	103,683
Midway Gold Corp.(a)	18,451	26,385
Molycorp Inc.(a)(b)	12,267	414,993
Newmont Mining Corp.	106,544	5,462,511
Noranda Aluminium Holding Corp.	4,923	49,082
Paramount Gold and Silver Corp.(a)(b)	25,378	57,354
Revett Minerals Inc.(a)	5,422	22,664
Royal Gold Inc.	12,866	839,121
Southern Copper Corp.	37,624	1,193,057
Stillwater Mining Co.(a)(b)	25,221	318,793
Thompson Creek Metals Co. Inc.(a)(b)	33,393	225,737
Titanium Metals Corp.	18,658	253,002
United States Lime & Minerals Inc.(a)(b)	558	33,419
Ur-Energy Inc.(a)	22,430	27,365
Uranerz Energy Corp.(a)(b)	13,990	35,255
Uranium Energy Corp.(a)(b)	16,081	62,716
Uranium Resources Inc.(a)(b)	20,231	18,408
US Silica Holdings Inc.(a)	2,601	54,465
USEC Inc.(a)(b)	26,389	27,972
Vista Gold Corp.(a)(b)	15,388	48,318
Vulcan Materials Co.	28,271	1,208,020

		23,919,560

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
OFFICE & BUSINESS EQUIPMENT – 0.09%
Pitney Bowes Inc.	40,081	704,624
Xerox Corp.	306,793	2,478,887

		3,183,511

OFFICE FURNISHINGS – 0.03%
CompX International Inc.	268	3,728
Herman Miller Inc.	12,528	287,643
HNI Corp.	9,809	272,200
Interface Inc. Class A	11,417	159,267
Knoll Inc.	10,389	172,873
Steelcase Inc. Class A	17,262	165,715

		1,061,426

OIL & GAS – 8.14%
Abraxas Petroleum Corp.(a)(b)	17,825	55,614
Alon USA Energy Inc.	2,456	22,227
Anadarko Petroleum Corp.	108,977	8,537,258
Apache Corp.	83,990	8,435,956
Apco Oil and Gas International Inc.(b)	2,016	137,431
Approach Resources Inc.(a)	5,697	210,504
ATP Oil & Gas Corp.(a)(b)	9,642	70,869
Atwood Oceanics Inc.(a)	12,400	556,636
Berry Petroleum Co. Class A	11,327	533,842
Bill Barrett Corp.(a)	10,405	270,634
Bonanza Creek Energy Inc.(a)	2,214	48,376
BPZ Resources Inc.(a)(b)	22,845	92,065
Cabot Oil & Gas Corp.	45,749	1,425,996
Callon Petroleum Co.(a)(b)	8,481	53,345
CAMAC Energy Inc.(a)(b)	12,719	12,719
Carrizo Oil & Gas Inc.(a)(b)	8,528	241,001
Cheniere Energy Inc.(a)(b)	33,712	505,006
Chesapeake Energy Corp.	144,124	3,339,353
Chevron Corp.	440,301	47,217,879
Cimarex Energy Co.	18,731	1,413,629
Clayton Williams Energy Inc.(a)(b)	1,307	103,828
Cobalt International Energy Inc.(a)	25,899	777,747
Comstock Resources Inc.(a)	10,490	166,057
Concho Resources Inc.(a)	22,636	2,310,683
ConocoPhillips	290,817	22,105,000
Contango Oil & Gas Co.(a)(b)	2,690	158,468
Continental Resources Inc.(a)	9,197	789,287
Crimson Exploration Inc.(a)(b)	4,726	19,613
CVR Energy Inc.(a)	19,252	514,991
Delek US Holdings Inc.	3,075	47,693
Denbury Resources Inc.(a)	87,999	1,604,222
Devon Energy Corp.	92,655	6,589,624
Diamond Offshore Drilling Inc.	15,066	1,005,655
Endeavour International Corp.(a)(b)	8,307	98,438
Energen Corp.	15,773	775,243
Energy Partners Ltd.(a)(b)	6,293	104,527
Energy XXI (Bermuda) Ltd.(a)	16,511	596,212
EOG Resources Inc.	58,800	6,532,680
EQT Corp.	29,415	1,418,097
Evolution Petroleum Corp.(a)(b)	3,485	32,411
EXCO Resources Inc.(b)	32,940	218,392
Exxon Mobil Corp.	1,078,950	93,577,333
Forest Oil Corp.(a)	24,906	301,861
FX Energy Inc.(a)(b)	11,333	61,652
Gastar Exploration Ltd.(a)(b)	12,584	37,626
GeoResources Inc.(a)(b)	4,347	142,321

Security	Shares	Value
GMX Resources Inc.(a)(b)	14,531	18,454
Goodrich Petroleum Corp.(a)(b)	5,643	107,330
Gulfport Energy Corp.(a)	9,986	290,792
Harvest Natural Resources Inc.(a)	7,361	52,116
Helmerich & Payne Inc.	20,871	1,125,990
Hercules Offshore Inc.(a)(b)	29,141	137,837
Hess Corp.	66,479	3,918,937
HollyFrontier Corp.	41,788	1,343,484
Houston American Energy Corp.(a)(b)	3,587	18,724
Hyperdynamics Corp.(a)(b)	36,638	47,263
Isramco Inc.(a)(b)	237	20,704
Kodiak Oil & Gas Corp.(a)	56,428	562,023
Kosmos Energy Ltd.(a)	7,356	97,393
Laredo Petroleum Holdings Inc.(a)	4,431	103,863
Magnum Hunter Resources Corp.(a)(b)	24,686	158,237
Marathon Oil Corp.	156,002	4,945,263
Marathon Petroleum Corp.	78,024	3,383,121
Matador Resources Co.(a)	3,075	33,671
McMoRan Exploration Co.(a)(b)	21,494	229,986
Miller Energy Resources Inc.(a)(b)	6,734	28,417
Murphy Oil Corp.	42,351	2,383,091
Nabors Industries Ltd.(a)	62,925	1,100,558
Newfield Exploration Co.(a)	29,448	1,021,257
Noble Energy Inc.	38,668	3,780,957
Northern Oil and Gas Inc.(a)(b)	13,845	287,145
Oasis Petroleum Inc.(a)	12,986	400,358
Occidental Petroleum Corp.	178,046	16,955,321
Panhandle Oil and Gas Inc.	1,522	44,869
Parker Drilling Co.(a)(b)	25,707	153,471
Patterson-UTI Energy Inc.	33,942	586,857
Penn Virginia Corp.	9,897	45,031
PetroCorp Inc. Escrow(a)(d)	1,248	0
Petroleum Development Corp.(a)(b)	5,190	192,497
PetroQuest Energy Inc.(a)(b)	12,136	74,515
Pioneer Natural Resources Co.	27,002	3,013,153
Plains Exploration & Production Co.(a)	28,075	1,197,399
QEP Resources Inc.	38,705	1,180,502
Quicksilver Resources Inc.(a)(b)	25,915	130,612
Range Resources Corp.	35,188	2,045,830
Resolute Energy Corp.(a)(b)	9,990	113,686
Rex Energy Corp.(a)(b)	9,135	97,562
Rosetta Resources Inc.(a)	11,594	565,323
Rowan Companies Inc.(a)	27,964	920,855
Sanchez Energy Corp.(a)	2,213	49,682
SandRidge Energy Inc.(a)(b)	89,969	704,457
SM Energy Co.	13,934	986,109
Southwestern Energy Co.(a)	76,174	2,330,924
Stone Energy Corp.(a)(b)	10,758	307,571
Sunoco Inc.	23,651	902,286
Swift Energy Co.(a)(b)	9,322	270,618
Tesoro Corp.(a)	31,484	845,031
Triangle Petroleum Corp.(a)(b)	9,311	64,246
U.S. Energy Corp.(a)(b)	5,283	16,694
Ultra Petroleum Corp.(a)(b)	33,578	759,870
Unit Corp.(a)	9,205	393,606
VAALCO Energy Inc.(a)(b)	11,399	107,721
Valero Energy Corp.	124,965	3,220,348
Vantage Drilling Co.(a)	37,803	60,485
Venoco Inc.(a)(b)	6,403	69,409
Voyager Oil & Gas Inc.(a)	10,185	24,750
W&T Offshore Inc.	7,693	162,168
Warren Resources Inc.(a)(b)	15,473	50,442
Western Refining Inc.(b)	11,621	218,707
Whiting Petroleum Corp.(a)	25,700	1,395,510
WPX Energy Inc.(a)	42,907	772,755
Zion Oil & Gas Inc.(a)(b)	6,583	17,379

		279,915,223

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
OIL & GAS SERVICES – 1.59%
Baker Hughes Inc.	95,235	3,994,156
Basic Energy Services Inc.(a)(b)	5,228	90,706
C&J Energy Services Inc.(a)(b)	2,591	46,094
Cal Dive International Inc.(a)(b)	20,676	68,231
Cameron International Corp.(a)	53,647	2,834,171
CARBO Ceramics Inc.(b)	4,213	444,261
Core Laboratories NV	9,988	1,314,121
Dawson Geophysical Co.(a)(b)	1,717	58,979
Dresser-Rand Group Inc.(a)	16,522	766,456
Dril-Quip Inc.(a)	7,528	489,471
Exterran Holdings Inc.(a)(b)	13,881	183,090
Flotek Industries Inc.(a)(b)	10,813	129,972
FMC Technologies Inc.(a)	52,620	2,653,100
Geokinetics Inc.(a)(b)	2,310	4,066
Global Geophysical Services Inc.(a)(b)	3,921	41,602
Gulf Island Fabrication Inc.	3,089	90,415
Halliburton Co.	200,427	6,652,172
Helix Energy Solutions Group Inc.(a)(b)	23,289	414,544
Hornbeck Offshore Services Inc.(a)(b)	6,763	284,249
ION Geophysical Corp.(a)(b)	28,959	186,786
Key Energy Services Inc.(a)	27,225	420,626
Lufkin Industries Inc.	7,360	593,584
Matrix Service Co.(a)(b)	5,728	80,249
Mitcham Industries Inc.(a)(b)	2,592	58,216
National Oilwell Varco Inc.	92,671	7,364,564
Natural Gas Services Group Inc.(a)(b)	2,648	34,954
Newpark Resources Inc.(a)(b)	19,903	163,006
Oceaneering International Inc.	23,766	1,280,750
Oil States International Inc.(a)(b)	11,217	875,599
OYO Geospace Corp.(a)	943	99,326
Pioneer Drilling Co.(a)(b)	13,565	119,372
RPC Inc.(b)	14,093	149,527
Schlumberger Ltd.	297,213	20,784,105
SEACOR Holdings Inc.(a)	4,743	454,284
Superior Energy Services Inc.(a)	33,776	890,335
Targa Resources Corp.	3,643	165,574
Tesco Corp.(a)(b)	6,745	95,712
Tetra Technologies Inc.(a)(b)	16,921	159,396
Thermon Group Holdings Inc.(a)	2,161	44,192
Union Drilling Inc.(a)(b)	3,281	18,242
Willbros Group Inc.(a)(b)	8,470	27,443

		54,625,698

PACKAGING & CONTAINERS – 0.25%
AEP Industries Inc.(a)(b)	937	32,617
Ball Corp.	34,185	1,465,853
Bemis Co. Inc.	23,129	746,835
Crown Holdings Inc.(a)	34,147	1,257,634
Graphic Packaging Holding Co.(a)(b)	34,716	191,632
Greif Inc. Class A	8,390	469,169
Owens-Illinois Inc.(a)	35,993	840,077
Packaging Corp. of America	22,388	662,461
Rock-Tenn Co. Class A	15,159	1,024,142
Sealed Air Corp.	42,124	813,415
Silgan Holdings Inc.	10,862	480,100
Sonoco Products Co.	21,820	724,424

		8,708,359

Security	Shares	Value
PHARMACEUTICALS – 6.01%
Abbott Laboratories	340,437	20,865,384
Achillion Pharmaceuticals Inc.(a)(b)	10,481	100,408
Acura Pharmaceuticals Inc.(a)(b)	2,329	8,058
Akorn Inc.(a)(b)	12,165	142,331
Align Technology Inc.(a)(b)	13,425	369,859
Alimera Sciences Inc.(a)	2,431	8,217
Alkermes PLC(a)(b)	20,797	385,784
Allergan Inc.	66,762	6,371,098
Allos Therapeutics Inc.(a)(b)	17,069	25,262
AmerisourceBergen Corp.	56,566	2,244,539
Amicus Therapeutics Inc.(a)(b)	4,715	24,895
Ampio Pharmaceuticals Inc.(a)(b)	5,109	17,422
Anacor Pharmaceuticals Inc.(a)	2,858	16,834
Antares Pharma Inc.(a)(b)	19,004	61,383
Anthera Pharmaceuticals Inc.(a)	4,534	10,020
Ardea Biosciences Inc.(a)(b)	5,060	110,106
Array BioPharma Inc.(a)	18,553	63,266
Auxilium Pharmaceuticals Inc.(a)	10,533	195,598
AVANIR Pharmaceuticals Inc. Class A(a)(b)	29,063	99,395
AVI BioPharma Inc.(a)(b)	29,371	45,231
BioMarin Pharmaceutical Inc.(a)(b)	24,336	833,508
BioScrip Inc.(a)(b)	8,815	59,854
BioSpecifics Technologies Corp.(a)(b)	1,078	17,054
Bristol-Myers Squibb Co.	373,672	12,611,430
Cadence Pharmaceuticals Inc.(a)	10,852	40,152
Cardinal Health Inc.	76,830	3,312,141
Catalyst Health Solutions Inc.(a)	9,339	595,174
Cempra Inc.(a)	995	7,512
ChemoCentryx Inc.(a)	1,181	12,589
Clovis Oncology Inc.(a)(b)	2,330	59,299
Corcept Therapeutics Inc.(a)(b)	8,895	34,957
Cornerstone Therapeutics Inc.(a)(b)	1,745	10,400
Cytori Therapeutics Inc.(a)(b)	10,645	26,506
DENTSPLY International Inc.	30,826	1,237,047
Depomed Inc.(a)(b)	11,633	72,823
DURECT Corp.(a)	17,491	13,993
Dusa Pharmaceuticals Inc.(a)(b)	5,302	33,191
Dyax Corp.(a)(b)	21,390	33,368
Eli Lilly and Co.	223,906	9,016,695
Endo Pharmaceuticals Holdings Inc.(a)	25,565	990,132
Endocyte Inc.(a)	3,708	18,466
Express Scripts Inc.(a)	106,944	5,794,226
Forest Laboratories Inc.(a)	58,495	2,029,192
Furiex Pharmaceuticals Inc.(a)(b)	2,134	50,426
Herbalife Ltd.	26,109	1,796,821
Hi-Tech Pharmacal Co. Inc.(a)	2,234	80,268
Idenix Pharmaceuticals Inc.(a)(b)	13,193	129,159
Impax Laboratories Inc.(a)(b)	14,305	351,617
Infinity Pharmaceuticals Inc.(a)(b)	4,142	49,538
Ironwood Pharmaceuticals Inc. Class A(a)	11,821	157,338
Isis Pharmaceuticals Inc.(a)(b)	21,628	189,678
ISTA Pharmaceuticals Inc.(a)(b)	6,964	62,746
Jazz Pharmaceuticals PLC(a)	4,860	235,564
Johnson & Johnson	600,391	39,601,790
K-V Pharmaceutical Co. Class A(a)(b)	11,152	14,721
Keryx Biopharmaceuticals Inc.(a)(b)	14,972	74,561
Lannett Co. Inc.(a)(b)	3,523	14,691
MannKind Corp.(a)	21,703	53,606
MAP Pharmaceuticals Inc.(a)(b)	4,733	67,966
McKesson Corp.	55,235	4,847,976
Mead Johnson Nutrition Co. Class A	44,778	3,693,289
Medco Health Solutions Inc.(a)	87,576	6,156,593

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
Medicis Pharmaceutical Corp. Class A	13,551	509,382
Medivation Inc.(a)(b)	6,872	513,476
Merck & Co. Inc.	676,058	25,960,627
Mylan Inc.(a)	96,176	2,255,327
Nabi Biopharmaceuticals(a)(b)	9,631	17,914
Nature’s Sunshine Products Inc.(a)(b)	2,419	38,752
Nektar Therapeutics(a)(b)	24,830	196,654
Neogen Corp.(a)	5,036	196,757
Neurocrine Biosciences Inc.(a)(b)	12,687	101,115
Nutraceutical International Corp.(a)(b)	2,001	29,135
Obagi Medical Products Inc.(a)(b)	4,017	53,828
Omega Protein Corp.(a)(b)	4,196	31,932
Omnicare Inc.	25,437	904,794
Onyx Pharmaceuticals Inc.(a)(b)	13,867	522,509
Opko Health Inc.(a)(b)	24,219	114,556
Optimer Pharmaceuticals Inc.(a)(b)	10,047	139,653
Orexigen Therapeutics Inc.(a)	10,053	41,217
Osiris Therapeutics Inc.(a)(b)	3,620	18,534
Pacira Pharmaceuticals Inc.(a)	1,567	18,083
Pain Therapeutics Inc.(a)	7,988	28,677
Par Pharmaceutical Companies Inc.(a)(b)	7,938	307,439
Patterson Companies Inc.	20,388	680,959
Pernix Therapeutics Holdings(a)	674	6,066
Perrigo Co.	18,172	1,877,349
Pfizer Inc.	1,730,581	39,214,965
Pharmacyclics Inc.(a)(b)	10,025	278,294
PharMerica Corp.(a)	6,359	79,042
POZEN Inc.(a)(b)	5,734	34,404
Progenics Pharmaceuticals Inc.(a)(b)	6,355	62,915
Questcor Pharmaceuticals Inc.(a)(b)	11,589	435,978
Raptor Pharmaceutical Corp.(a)(b)	10,303	69,648
Rigel Pharmaceuticals Inc.(a)(b)	15,171	122,127
Sagent Pharmaceuticals Inc.(a)	1,437	25,679
Salix Pharmaceuticals Ltd.(a)(b)	12,808	672,420
Santarus Inc.(a)(b)	11,548	67,556
Savient Pharmaceuticals Inc.(a)(b)	15,389	33,548
Schiff Nutrition International Inc.(a)	2,648	32,544
SciClone Pharmaceuticals Inc.(a)(b)	7,492	47,275
SIGA Technologies Inc.(a)(b)	7,453	25,042
Sucampo Pharmaceuticals Inc. Class A(a)(b)	2,754	20,517
SXC Health Solutions Corp.(a)(b)	13,541	1,015,033
Synta Pharmaceuticals Corp.(a)(b)	5,871	25,539
Synutra International Inc.(a)(b)	3,742	22,003
Targacept Inc.(a)(b)	5,974	30,587
Theravance Inc.(a)(b)	15,019	292,870
USANA Health Sciences Inc.(a)(b)	1,374	51,291
Vanda Pharmaceuticals Inc.(a)(b)	6,097	29,205
VCA Antech Inc.(a)(b)	18,856	437,648
ViroPharma Inc.(a)(b)	15,473	465,273
VIVUS Inc.(a)	21,484	480,382
Warner Chilcott PLC Class A(a)	37,095	623,567
Watson Pharmaceuticals Inc.(a)	27,695	1,857,227
XenoPort Inc.(a)(b)	7,667	34,502
Zalicus Inc.(a)(b)	18,507	22,208
Zogenix Inc.(a)(b)	4,736	9,472

		206,836,643

PIPELINES – 0.50%
Crosstex Energy Inc.	8,787	124,248
El Paso Corp.	168,461	4,978,023
Kinder Morgan Inc.(b)	37,399	1,445,471
ONEOK Inc.	23,455	1,915,335
SemGroup Corp.(a)(b)	9,041	263,455
Spectra Energy Corp.	142,384	4,492,215
Williams Companies Inc. (The)	128,870	3,970,485

		17,189,232

Security	Shares	Value
REAL ESTATE – 0.11%
AV Homes Inc.(a)(b)	1,940	23,629
CBRE Group Inc. Class A(a)	63,975	1,276,941
Consolidated-Tomoka Land Co.	910	27,073
Forest City Enterprises Inc. Class A(a)	30,148	472,118
Forestar Group Inc.(a)(b)	7,665	117,964
HFF Inc. Class A(a)	6,479	106,709
Howard Hughes Corp. (The)(a)	4,710	300,828
Jones Lang LaSalle Inc.	9,401	783,197
Kennedy-Wilson Holdings Inc.	5,905	79,717
Sovran Self Storage Inc.(b)	6,067	302,319
St. Joe Co. (The)(a)(b)	14,242	270,740

		3,761,235

REAL ESTATE INVESTMENT TRUSTS – 3.20%
Acadia Realty Trust(b)	9,334	210,388
AG Mortgage Investment Trust Inc.	2,224	43,902
Agree Realty Corp.	2,492	56,269
Alexander’s Inc.(b)	449	176,852
Alexandria Real Estate Equities Inc.	13,522	988,864
American Assets Trust Inc.	6,996	159,509
American Campus Communities Inc.	16,261	727,192
American Capital Agency Corp.	65,724	1,941,487
American Capital Mortgage Investment Corp.	3,878	84,424
American Tower Corp.	86,889	5,475,745
Annaly Capital Management Inc.	208,421	3,297,220
Anworth Mortgage Asset Corp.(b)	29,323	192,945
Apartment Investment and Management Co. Class A	26,252	693,315
Apollo Commercial Real Estate Finance Inc.(b)	4,475	70,034
ARMOUR Residential Inc.(b)	38,984	263,142
Ashford Hospitality Trust Inc.(b)	11,621	104,705
Associated Estates Realty Corp.	9,161	149,691
AvalonBay Communities Inc.(b)	20,591	2,910,538
BioMed Realty Trust Inc.(b)	33,675	639,152
Boston Properties Inc.	31,907	3,349,916
Brandywine Realty Trust	29,752	341,553
BRE Properties Inc. Class A	16,386	828,312
Camden Property Trust	17,270	1,135,503
Campus Crest Communities Inc.	6,629	77,294
CapLease Inc.(b)	14,746	59,426
Capstead Mortgage Corp.	19,820	259,840
CBL & Associates Properties Inc.	32,494	614,787
Cedar Realty Trust Inc.(b)	12,145	62,182
Chatham Lodging Trust	2,989	37,930
Chesapeake Lodging Trust	7,148	128,450
Chimera Investment Corp.	224,389	635,021
Cogdell Spencer Inc.(b)	9,652	40,924
Colonial Properties Trust(b)	19,269	418,715
Colony Financial Inc.	7,121	116,642
CommonWealth REIT	18,390	342,422
CoreSite Realty Corp.	4,311	101,697
Corporate Office Properties Trust	15,635	362,888
Cousins Properties Inc.(b)	19,771	149,864
CreXus Investment Corp.(b)	12,371	127,916
CubeSmart	26,816	319,110
CYS Investments Inc.	24,480	320,443
DCT Industrial Trust Inc.	53,758	317,172
DDR Corp.	47,416	692,274
DiamondRock Hospitality Co.	36,595	376,563
Digital Realty Trust Inc.	23,505	1,738,665

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
Douglas Emmett Inc.	30,369	692,717
Duke Realty Corp.	55,316	793,231
DuPont Fabros Technology Inc.(b)	12,955	316,750
Dynex Capital Inc.	11,868	113,339
EastGroup Properties Inc.	5,920	297,302
Education Realty Trust Inc.(b)	20,142	218,339
Entertainment Properties Trust	10,243	475,070
Equity Lifestyle Properties Inc.	7,119	496,479
Equity One Inc.	11,764	237,868
Equity Residential	64,561	4,042,810
Essex Property Trust Inc.(b)	7,627	1,155,567
Excel Trust Inc.	6,704	80,984
Extra Space Storage Inc.(b)	20,584	592,613
Federal Realty Investment Trust	13,629	1,319,151
FelCor Lodging Trust Inc.(a)	27,050	97,380
First Industrial Realty Trust Inc.(a)	18,976	234,354
First Potomac Realty Trust	11,046	133,546
Franklin Street Properties Corp.(b)	15,575	165,095
General Growth Properties Inc.	123,414	2,096,804
Getty Realty Corp.(b)	5,756	89,679
Gladstone Commercial Corp.	2,349	40,426
Glimcher Realty Trust	30,584	312,569
Government Properties Income Trust(b)	7,779	187,552
Hatteras Financial Corp.	16,391	457,309
HCP Inc.	88,974	3,510,914
Health Care REIT Inc.	46,631	2,562,840
Healthcare Realty Trust Inc.(b)	17,009	374,198
Hersha Hospitality Trust	31,062	169,599
Highwoods Properties Inc.(b)	15,797	526,356
Home Properties Inc.	10,519	641,764
Hospitality Properties Trust	27,112	717,655
Host Hotels & Resorts Inc.	150,240	2,466,941
Hudson Pacific Properties Inc.	4,775	72,246
Inland Real Estate Corp.	16,724	148,342
Invesco Mortgage Capital Inc.	25,333	447,127
Investors Real Estate Trust(b)	18,553	142,673
iStar Financial Inc.(a)(b)	17,921	129,927
Kilroy Realty Corp.(b)	14,979	698,171
Kimco Realty Corp.(b)	89,102	1,716,105
Kite Realty Group Trust(b)	12,030	63,398
LaSalle Hotel Properties	18,673	525,458
Lexington Realty Trust(b)	26,333	236,734
Liberty Property Trust	25,167	898,965
LTC Properties Inc.(b)	6,679	213,728
Macerich Co. (The)	28,662	1,655,231
Mack-Cali Realty Corp.	19,070	549,597
Medical Properties Trust Inc.	29,462	273,407
MFA Financial Inc.	78,065	583,146
Mid-America Apartment Communities Inc.	8,971	601,326
Mission West Properties Inc.	3,832	37,784
Monmouth Real Estate Investment Corp. Class A(b)	8,607	83,832
MPG Office Trust Inc.(a)(b)	10,626	24,865
National Health Investors Inc.(b)	5,347	260,827
National Retail Properties Inc.(b)	22,858	621,509
Newcastle Investment Corp.(b)	22,897	143,793
NorthStar Realty Finance Corp.(b)	24,918	134,806
Omega Healthcare Investors Inc.(b)	22,308	474,268
One Liberty Properties Inc.	2,403	43,975
Parkway Properties Inc.(b)	4,756	49,843
Pebblebrook Hotel Trust	11,163	252,061
Pennsylvania Real Estate Investment Trust(b)	12,085	184,538
PennyMac Mortgage Investment Trust(c)	6,611	123,427
Piedmont Office Realty Trust Inc. Class A	37,804	671,021
Plum Creek Timber Co. Inc.	35,458	1,473,635
Post Properties Inc.	11,622	544,607

Security	Shares	Value
Potlatch Corp.(b)	8,773	274,946
Prologis Inc.	100,557	3,622,063
PS Business Parks Inc.(b)	4,090	268,059
Public Storage	30,769	4,251,353
RAIT Financial Trust	11,025	54,794
Ramco-Gershenson Properties Trust	8,365	102,220
Rayonier Inc.	26,650	1,174,999
Realty Income Corp.(b)	29,168	1,129,677
Redwood Trust Inc.(b)	17,301	193,771
Regency Centers Corp.	19,672	875,011
Resource Capital Corp.(b)	18,312	98,702
Retail Opportunity Investments Corp.	10,879	130,983
RLJ Lodging Trust	5,985	111,501
Rouse Properties Inc.(a)	4,606	62,365
Sabra Healthcare REIT Inc.	7,991	131,372
Saul Centers Inc.	1,591	64,213
Senior Housing Properties Trust	35,700	787,185
Simon Property Group Inc.	64,258	9,361,105
SL Green Realty Corp.	19,468	1,509,743
STAG Industrial Inc.	3,443	48,064
Starwood Property Trust Inc.	20,460	430,069
Strategic Hotels & Resorts Inc.(a)(b)	38,483	253,218
Summit Hotel Properties Inc.	5,958	45,162
Sun Communities Inc.(b)	5,797	251,184
Sunstone Hotel Investors Inc.(a)	25,992	253,162
Tanger Factory Outlet Centers Inc.	18,806	559,102
Taubman Centers Inc.	12,201	890,063
Terreno Realty Corp.	2,930	41,928
Two Harbors Investment Corp.	45,981	466,247
UDR Inc.	47,571	1,270,621
UMH Properties Inc.	2,547	27,915
Universal Health Realty Income Trust(b)	2,610	103,434
Urstadt Biddle Properties Inc. Class A(b)	4,993	98,562
Ventas Inc.	55,554	3,172,133
Vornado Realty Trust	40,375	3,399,575
Washington Real Estate Investment Trust(b)	14,483	430,145
Weingarten Realty Investors	26,419	698,254
Weyerhaeuser Co.	117,924	2,584,894
Whitestone REIT Class B	1,848	24,098
Winthrop Realty Trust(b)	6,209	71,962

		110,162,310

RETAIL – 6.29%
Abercrombie & Fitch Co. Class A	19,218	953,405
Advance Auto Parts Inc.	16,146	1,430,051
Aeropostale Inc.(a)	17,673	382,090
AFC Enterprises Inc.(a)(b)	5,367	91,024
America’s Car-Mart Inc.(a)	1,869	82,199
American Eagle Outfitters Inc.	42,632	732,844
ANN INC.(a)(b)	10,583	303,097
Asbury Automotive Group Inc.(a)(b)	6,338	171,126
Ascena Retail Group Inc.(a)	13,772	610,375
AutoNation Inc.(a)	7,554	259,178
AutoZone Inc.(a)	5,537	2,058,657
Barnes & Noble Inc.(a)(b)	6,508	86,231
Bebe Stores Inc.	8,327	76,858
Bed Bath & Beyond Inc.(a)	54,591	3,590,450
Benihana Inc.	3,189	41,616
Best Buy Co. Inc.	64,573	1,529,089
Big 5 Sporting Goods Corp.	4,760	37,318
Big Lots Inc.(a)	14,357	617,638
Biglari Holdings Inc.(a)	264	106,352
BJ’s Restaurants Inc.(a)(b)	5,276	265,647
Bob Evans Farms Inc.	6,662	251,291

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
Body Central Corp.(a)(b)	2,549	73,972
Bon-Ton Stores Inc. (The)(b)	2,680	24,763
Bravo Brio Restaurant Group Inc.(a)(b)	4,175	83,333
Brinker International Inc.	17,571	484,081
Brown Shoe Co. Inc.	9,106	84,048
Buckle Inc. (The)	5,897	282,466
Buffalo Wild Wings Inc.(a)(b)	4,006	363,304
Build-A-Bear Workshop Inc.(a)(b)	3,267	17,152
Cabela’s Inc.(a)	9,483	361,776
Caribou Coffee Co. Inc.(a)(b)	2,805	52,285
CarMax Inc.(a)	49,453	1,713,547
Carrols Restaurant Group Inc.(a)(b)	2,735	41,709
Casey’s General Stores Inc.	8,283	459,375
Cash America International Inc.	6,474	310,299
Casual Male Retail Group Inc.(a)	9,132	30,684
Cato Corp. (The) Class A	6,119	169,129
CEC Entertainment Inc.	3,956	149,972
Charming Shoppes Inc.(a)(b)	25,196	148,656
Cheesecake Factory Inc. (The)(a)(b)	11,961	351,534
Chico’s FAS Inc.	38,651	583,630
Children’s Place Retail Stores Inc. (The)(a)	5,361	277,003
Chipotle Mexican Grill Inc.(a)	6,814	2,848,252
Christopher & Banks Corp.	7,763	14,439
Citi Trends Inc.(a)(b)	3,244	37,176
Coinstar Inc.(a)	6,854	435,572
Coldwater Creek Inc.(a)(b)	15,111	17,529
Collective Brands Inc.(a)(b)	13,548	266,354
Conn’s Inc.(a)(b)	3,136	48,138
Copart Inc.(a)(b)	24,472	637,985
Cost Plus Inc.(a)(b)	4,116	73,676
Costco Wholesale Corp.	95,689	8,688,561
Cracker Barrel Old Country Store Inc.	5,029	280,618
CVS Caremark Corp.	296,998	13,305,510
Darden Restaurants Inc.	28,125	1,438,875
Denny’s Corp.(a)(b)	21,435	86,597
Destination Maternity Corp.	2,322	43,120
Dick’s Sporting Goods Inc.	20,610	990,929
Dillard’s Inc. Class A	6,821	429,859
DineEquity Inc.(a)(b)	3,359	166,606
Dollar General Corp.(a)	21,680	1,001,616
Dollar Tree Inc.(a)	25,329	2,393,337
Domino’s Pizza Inc.	12,795	464,459
DSW Inc. Class A	5,195	284,530
Dunkin’ Brands Group Inc.	5,548	167,050
Einstein Noah Restaurant Group Inc.	1,284	19,157
Express Inc.(a)	12,081	301,783
EZCORP Inc. Class A NVS(a)	10,253	332,761
Family Dollar Stores Inc.	26,780	1,694,638
Finish Line Inc. (The) Class A	11,333	240,486
First Cash Financial Services Inc.(a)(b)	6,452	276,726
Foot Locker Inc.	33,880	1,051,974
Francesca’s Holdings Corp.(a)	2,256	71,312
Fred’s Inc. Class A	8,096	118,283
GameStop Corp. Class A(b)	30,904	674,943
Gap Inc. (The)	77,418	2,023,707
Genesco Inc.(a)(b)	5,183	371,362
GNC Holdings Inc. Class A	5,059	176,509
Gordmans Stores Inc.(a)	1,165	25,595
Group 1 Automotive Inc.	4,966	278,940
Guess? Inc.	14,224	444,500
Harris Teeter Supermarkets Inc.	10,788	432,599
Haverty Furniture Companies Inc.	4,070	45,177
hhgregg Inc.(a)(b)	3,708	42,197
Hibbett Sports Inc.(a)(b)	6,005	327,573
Home Depot Inc. (The)	350,030	17,610,009

Security	Shares	Value
Hot Topic Inc.	9,274	94,131
HSN Inc.	8,807	334,930
J.C. Penney Co. Inc.	36,199	1,282,531
Jack in the Box Inc.(a)	9,600	230,112
Jamba Inc.(a)(b)	14,287	29,574
Jos. A. Bank Clothiers Inc.(a)(b)	6,046	304,779
Kenneth Cole Productions Inc. Class A(a)(b)	1,635	26,324
Kirkland’s Inc.(a)(b)	3,380	54,688
Kohl’s Corp.	55,489	2,776,115
Krispy Kreme Doughnuts Inc.(a)(b)	13,073	95,433
Limited Brands Inc.	54,606	2,621,088
Lithia Motors Inc. Class A	4,780	125,236
Liz Claiborne Inc.(a)(b)	20,597	275,176
Lowe’s Companies Inc.	285,204	8,949,702
Luby’s Inc.(a)(b)	4,074	24,729
Lumber Liquidators Holdings Inc.(a)(b)	5,147	129,241
Macy’s Inc.	93,305	3,707,008
MarineMax Inc.(a)(b)	5,036	41,446
Mattress Firm Holding Corp.(a)(b)	1,233	46,731
McDonald’s Corp.	227,262	22,294,402
Men’s Wearhouse Inc. (The)	11,316	438,721
Michael Kors Holdings Ltd.(a)	11,956	557,030
MSC Industrial Direct Co. Inc. Class A	9,694	807,316
New York & Co. Inc.(a)(b)	5,895	21,988
Nordstrom Inc.	33,728	1,879,324
Nu Skin Enterprises Inc. Class A	11,999	694,862
O’Charley’s Inc.(a)(b)	3,993	39,291
O’Reilly Automotive Inc.(a)	28,098	2,566,752
Office Depot Inc.(a)	60,339	208,170
OfficeMax Inc.(a)(b)	18,711	107,027
Orchard Supply Hardware Stores Corp. Class A(a)	565	11,667
P.F. Chang’s China Bistro Inc.	4,626	182,820
Pacific Sunwear of California Inc.(a)(b)	10,286	18,103
Panera Bread Co. Class A(a)	6,354	1,022,486
Pantry Inc. (The)(a)	4,982	64,816
Papa John’s International Inc.(a)	4,079	153,615
PC Connection Inc.	2,024	16,637
Penske Automotive Group Inc.	9,829	242,088
Pep Boys – Manny, Moe & Jack (The)	11,813	176,250
PetMed Express Inc.	4,415	54,658
PetSmart Inc.	24,829	1,420,715
Pier 1 Imports Inc.(a)	21,513	391,106
PriceSmart Inc.	3,889	283,158
PVH Corp.	13,080	1,168,436
RadioShack Corp.(b)	21,918	136,330
Red Robin Gourmet Burgers Inc.(a)(b)	2,819	104,839
Regis Corp.	12,717	234,374
Rite Aid Corp.(a)(b)	128,282	223,211
Ross Stores Inc.	51,509	2,992,673
Roundy’s Inc.(a)	4,249	45,464
Ruby Tuesday Inc.(a)(b)	14,175	129,418
rue21 Inc.(a)(b)	3,347	98,201
Rush Enterprises Inc. Class A(a)(b)	7,148	151,681
Ruth’s Hospitality Group Inc.(a)(b)	7,629	57,904
Saks Inc.(a)(b)	25,226	292,874
Sally Beauty Holdings Inc.(a)	20,851	517,105
Sears Holdings Corp.(a)(b)	8,482	561,933
Shoe Carnival Inc.(a)(b)	1,991	64,150
Signet Jewelers Ltd.	19,005	898,556
Sonic Automotive Inc.	8,735	156,444
Sonic Corp.(a)(b)	13,785	105,869
Stage Stores Inc.	6,756	109,717
Staples Inc.	156,147	2,526,459
Starbucks Corp.	164,191	9,176,635
Stein Mart Inc.(a)	5,956	39,310

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
Steinway Musical Instruments Inc.(a)	1,424	35,600
Susser Holdings Corp.(a)(b)	2,058	52,829
Systemax Inc.(a)	2,338	39,419
Talbots Inc. (The)(a)(b)	15,072	45,668
Target Corp.	150,950	8,795,857
Teavana Holdings Inc.(a)(b)	1,544	30,448
Texas Roadhouse Inc.	13,845	230,381
Tiffany & Co.	27,964	1,933,151
TJX Companies Inc. (The)	169,148	6,716,867
Tractor Supply Co.	15,820	1,432,659
Tuesday Morning Corp.(a)(b)	9,346	35,889
Ulta Salon, Cosmetics & Fragrance Inc.	9,930	922,398
Urban Outfitters Inc.(a)	23,781	692,265
Vera Bradley Inc.(a)(b)	4,377	132,142
Vitamin Shoppe Inc.(a)(b)	5,445	240,723
Wal-Mart Stores Inc.	388,669	23,786,543
Walgreen Co.	200,524	6,715,549
Wendy’s Co. (The)	65,480	328,055
West Marine Inc.(a)(b)	3,205	38,396
Wet Seal Inc. Class A(a)(b)	19,659	67,824
Williams-Sonoma Inc.	23,039	863,502
Winmark Corp.	482	27,927
World Fuel Services Corp.	15,530	636,730
Yum! Brands Inc.	101,978	7,258,794
Zale Corp.(a)(b)	6,971	21,540
Zumiez Inc.(a)(b)	4,699	169,681

		216,264,669

SAVINGS & LOANS – 0.22%
Astoria Financial Corp.	18,899	186,344
Bank Mutual Corp.	9,968	40,271
BankFinancial Corp.	4,559	30,181
BankUnited Inc.	7,528	188,200
Beneficial Mutual Bancorp Inc.(a)(b)	7,202	62,945
Berkshire Hills Bancorp Inc.	4,505	103,255
BofI Holding Inc.(a)(b)	2,094	35,766
Brookline Bancorp Inc.	14,672	137,477
Cape Bancorp Inc.(a)(b)	2,487	19,846
Capitol Federal Financial Inc.	36,777	436,175
Charter Financial Corp.	1,469	13,162
Clifton Savings Bancorp Inc.(b)	1,856	19,358
Dime Community Bancshares Inc.	6,949	101,525
ESB Financial Corp.	2,705	39,006
ESSA Bancorp Inc.	2,456	24,069
First Defiance Financial Corp.	2,100	35,406
First Financial Holdings Inc.	3,587	39,457
First Niagara Financial Group Inc.	76,131	749,129
First PacTrust Bancorp Inc.	1,927	22,970
Flagstar Bancorp Inc.(a)(b)	42,377	38,987
Flushing Financial Corp.	6,806	91,609
Fox Chase Bancorp Inc.	2,914	37,882
Home Federal Bancorp Inc.	3,309	33,520
HomeStreet Inc.(a)	974	27,077
Hudson City Bancorp Inc.	103,976	760,065
Investors Bancorp Inc.(a)(b)	10,037	150,756
Kearny Financial Corp.	2,883	28,109
Meridian Interstate Bancorp Inc.(a)(b)	1,909	25,065
New York Community Bancorp Inc.	95,767	1,332,119
Northfield Bancorp Inc.	3,489	49,614
Northwest Bancshares Inc.	21,288	270,358
OceanFirst Financial Corp.	3,175	45,212
Oritani Financial Corp.	10,020	147,094
People’s United Financial Inc.	82,454	1,091,691
Provident Financial Services Inc.	13,326	193,627

Security	Shares	Value
Provident New York Bancorp	8,242	69,727
Rockville Financial Inc.	6,390	74,443
Roma Financial Corp.	1,627	15,928
Territorial Bancorp Inc.	2,427	50,506
TFS Financial Corp.(a)	17,631	167,494
United Financial Bancorp Inc.	3,494	55,275
ViewPoint Financial Group	7,758	119,318
Washington Federal Inc.	24,425	410,828
Westfield Financial Inc.	5,709	45,158
WSFS Financial Corp.	1,386	56,826

		7,672,830

SEMICONDUCTORS – 3.35%
Advanced Micro Devices Inc.(a)	134,599	1,079,484
Aeroflex Holding Corp.(a)(b)	4,303	47,935
Alpha & Omega Semiconductor Ltd.(a)(b)	3,181	30,601
Altera Corp.	70,551	2,809,341
Amkor Technology Inc.(a)(b)	19,664	120,835
Amtech Systems Inc.(a)(b)	2,067	17,218
ANADIGICS Inc.(a)(b)	14,608	34,621
Analog Devices Inc.	65,605	2,650,442
Applied Materials Inc.	288,867	3,593,505
Applied Micro Circuits Corp.(a)(b)	14,150	98,201
Atmel Corp.(a)	100,385	989,796
ATMI Inc.(a)(b)	7,010	163,333
Avago Technologies Ltd.	41,888	1,632,375
Axcelis Technologies Inc.(a)(b)	22,990	39,543
AXT Inc.(a)(b)	6,936	44,044
Broadcom Corp. Class A(a)	117,455	4,615,981
Brooks Automation Inc.	14,366	177,133
Cabot Microelectronics Corp.	5,159	200,582
Cavium Inc.(a)	10,623	328,676
CEVA Inc.(a)(b)	5,093	115,662
Cirrus Logic Inc.(a)(b)	14,492	344,910
Cohu Inc.	5,215	59,294
Cree Inc.(a)	23,966	758,045
Cypress Semiconductor Corp.(a)	33,814	528,513
Diodes Inc.(a)(b)	7,671	177,814
DSP Group Inc.(a)(b)	5,238	34,885
eMagin Corp.(a)(b)	3,609	11,729
Emcore Corp.(a)	4,787	22,834
Emulex Corp.(a)	19,300	200,334
Entegris Inc.(a)(b)	29,364	274,260
Entropic Communications Inc.(a)(b)	18,479	107,733
Exar Corp.(a)(b)	7,924	66,562
Fairchild Semiconductor International Inc.(a)	27,837	409,204
First Solar Inc.(a)(b)	13,017	326,076
FormFactor Inc.(a)(b)	10,981	61,274
Freescale Semiconductor Holdings I Ltd.(a)(b)	9,588	147,559
FSI International Inc.(a)	8,364	40,900
GSI Group Inc.(a)	5,598	67,512
GSI Technology Inc.(a)(b)	4,375	18,550
GT Advanced Technologies Inc.(a)(b)	25,890	214,110
Hittite Microwave Corp.(a)(b)	6,892	374,304
Inphi Corp.(a)(b)	4,719	66,915
Integrated Device Technology Inc.(a)(b)	32,449	232,010
Integrated Silicon Solution Inc.(a)(b)	5,801	64,739
Intel Corp.	1,094,251	30,759,396
Intermolecular Inc.(a)(b)	2,093	12,997
International Rectifier Corp.(a)	15,356	354,263
Intersil Corp. Class A	27,450	307,440
IXYS Corp.(a)(b)	5,241	69,181
KLA-Tencor Corp.	36,764	2,000,697
Kopin Corp.(a)(b)	14,857	60,468

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
Kulicke and Soffa Industries Inc.(a)(b)	15,638	194,380
Lam Research Corp.(a)(b)	27,260	1,216,341
Lattice Semiconductor Corp.(a)	25,958	166,910
Linear Technology Corp.	49,865	1,680,450
LSI Corp.(a)	125,448	1,088,889
LTX-Credence Corp.(a)(b)	10,719	77,070
Marvell Technology Group Ltd.(a)	111,234	1,749,711
Maxim Integrated Products Inc.	64,674	1,849,030
MaxLinear Inc. Class A(a)(b)	3,470	19,328
MEMC Electronic Materials Inc.(a)(b)	50,335	181,709
Micrel Inc.	11,230	115,220
Microchip Technology Inc.	41,709	1,551,575
Micron Technology Inc.(a)	189,901	1,538,198
Microsemi Corp.(a)(b)	19,003	407,424
Mindspeed Technologies Inc.(a)(b)	7,254	46,208
MIPS Technologies Inc.(a)(b)	11,383	61,923
MKS Instruments Inc.	11,512	339,949
Monolithic Power Systems Inc.(a)(b)	6,490	127,658
MoSys Inc.(a)(b)	7,064	28,044
Nanometrics Inc.(a)(b)	4,368	80,852
Novellus Systems Inc.(a)	15,249	761,078
NVIDIA Corp.(a)	131,439	2,022,846
OmniVision Technologies Inc.(a)(b)	11,451	229,020
ON Semiconductor Corp.(a)	97,387	877,457
Pericom Semiconductor Corp.(a)(b)	5,417	43,823
Photronics Inc.(a)(b)	12,739	84,714
PLX Technology Inc.(a)(b)	9,642	38,761
PMC-Sierra Inc.(a)	51,383	371,499
Power Integrations Inc.	6,332	235,044
QLogic Corp.(a)	21,615	383,882
QUALCOMM Inc.	365,679	24,873,486
Rambus Inc.(a)(b)	21,428	138,211
Richardson Electronics Ltd.	3,019	36,168
Rovi Corp.(a)	24,707	804,213
Rubicon Technology Inc.(a)(b)	3,792	39,551
Rudolph Technologies Inc.(a)(b)	6,865	76,270
Semtech Corp.(a)(b)	14,356	408,572
Sigma Designs Inc.(a)(b)	6,898	35,732
Silicon Image Inc.(a)(b)	17,727	104,235
Silicon Laboratories Inc.(a)(b)	9,132	392,676
Skyworks Solutions Inc.(a)	41,427	1,145,456
Standard Microsystems Corp.(a)	4,982	128,884
Supertex Inc.(a)(b)	2,242	40,513
Teradyne Inc.(a)	40,592	685,599
Tessera Technologies Inc.(a)	11,245	193,976
Texas Instruments Inc.	254,342	8,548,435
TriQuint Semiconductor Inc.(a)(b)	35,861	247,262
Ultra Clean Holdings Inc.(a)(b)	4,930	37,172
Ultratech Inc.(a)	5,544	160,665
Veeco Instruments Inc.(a)(b)	8,913	254,912
Volterra Semiconductor Corp.(a)(b)	5,409	186,151
Xilinx Inc.	58,160	2,118,769

		115,189,717

SHIPBUILDING – 0.01%
Huntington Ingalls Industries Inc.(a)	10,703	430,689

		430,689

SOFTWARE – 3.94%
Accelrys Inc.(a)(b)	12,014	95,872
ACI Worldwide Inc.(a)(b)	8,566	344,953
Activision Blizzard Inc.	92,702	1,188,440
Actuate Corp.(a)	8,330	52,312

Security	Shares	Value
Acxiom Corp.(a)(b)	17,760	260,717
Adobe Systems Inc.(a)	110,537	3,792,524
Advent Software Inc.(a)(b)	7,225	184,960
Akamai Technologies Inc.(a)	40,882	1,500,369
Allscripts Healthcare Solutions Inc.(a)	41,630	691,058
American Software Inc. Class A	4,922	42,231
ANSYS Inc.(a)(b)	20,104	1,307,162
Ariba Inc.(a)	21,204	693,583
Aspen Technology Inc.(a)	18,487	379,538
athenahealth Inc.(a)(b)	7,651	567,092
Autodesk Inc.(a)	50,317	2,129,415
AVG Technologies(a)	1,787	26,716
Avid Technology Inc.(a)(b)	6,416	70,576
Blackbaud Inc.	9,735	323,494
BMC Software Inc.(a)	35,961	1,444,194
Bottomline Technologies Inc.(a)(b)	7,837	218,966
Broadridge Financial Solutions Inc.	27,099	647,937
CA Inc.	83,997	2,314,957
Callidus Software Inc.(a)(b)	6,495	50,726
Cerner Corp.(a)	31,122	2,370,251
Citrix Systems Inc.(a)	41,201	3,251,171
CommVault Systems Inc.(a)	9,658	479,423
Computer Programs and Systems Inc.	2,396	135,422
Compuware Corp.(a)	47,641	437,821
Concur Technologies Inc.(a)	9,788	561,635
Convio Inc.(a)	2,610	40,377
Cornerstone OnDemand Inc.(a)	2,472	53,988
CSG Systems International Inc.(a)	7,492	113,429
Deltek Inc.(a)(b)	4,806	51,232
Digi International Inc.(a)(b)	5,485	60,280
Dun & Bradstreet Corp. (The)	10,840	918,473
DynaVox Inc.(a)(b)	2,042	6,289
Ebix Inc.(b)	6,362	147,344
Electronic Arts Inc.(a)	72,792	1,199,612
Envestnet Inc.(a)	4,149	51,945
EPAM Systems Inc.(a)	830	17,032
EPIQ Systems Inc.	6,810	82,401
ePocrates Inc.(a)(b)	1,358	11,652
Fair Isaac Corp.	7,809	342,815
FalconStor Software Inc.(a)	6,655	24,890
Fidelity National Information Services Inc.	54,404	1,801,860
Fiserv Inc.(a)	31,445	2,181,969
Geeknet Inc.(a)	952	13,766
Glu Mobile Inc.(a)	10,422	50,547
Greenway Medical Technologies(a)	1,713	26,175
Guidance Software Inc.(a)	3,004	33,194
Guidewire Software Inc.(a)	1,954	60,144
Imperva Inc.(a)(b)	1,214	47,528
inContact Inc.(a)(b)	6,651	37,113
Informatica Corp.(a)	23,207	1,227,650
InnerWorkings Inc.(a)(b)	5,583	65,042
Interactive Intelligence Group Inc.(a)(b)	3,089	94,245
Intuit Inc.	66,300	3,986,619
JDA Software Group Inc.(a)	9,256	254,355
Jive Software Inc.(a)	3,404	92,453
ManTech International Corp. Class A	5,055	174,195
MedAssets Inc.(a)	10,532	138,601
Medidata Solutions Inc.(a)(b)	4,672	124,462
Microsoft Corp.	1,625,377	52,418,408
MicroStrategy Inc. Class A(a)	1,754	245,560
MModal Inc.(a)	7,324	77,268
Monotype Imaging Holdings Inc.(a)(b)	7,783	115,967
MSCI Inc. Class A(a)	26,364	970,459
NetSuite Inc.(a)(b)	6,278	315,721
Nuance Communications Inc.(a)	52,165	1,334,381

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
Omnicell Inc.(a)(b)	7,375	112,174
OPNET Technologies Inc.	3,219	93,351
Oracle Corp.	841,284	24,531,841
Parametric Technology Corp.(a)	26,085	728,815
PDF Solutions Inc.(a)(b)	5,075	42,782
Pegasystems Inc.	3,694	140,963
Progress Software Corp.(a)(b)	13,579	320,736
PROS Holdings Inc.(a)(b)	4,814	90,022
QAD Inc. Class A(a)	1,400	18,340
QLIK Technologies Inc.(a)	15,417	493,344
Quality Systems Inc.	8,453	369,650
Quest Software Inc.(a)	12,421	289,037
RealPage Inc.(a)(b)	6,690	128,247
Red Hat Inc.(a)	42,264	2,531,191
Rosetta Stone Inc.(a)(b)	2,375	24,510
Salesforce.com Inc.(a)	29,337	4,532,860
Schawk Inc.	2,556	31,976
SciQuest Inc.(a)(b)	2,677	40,797
SeaChange International Inc.(a)	5,729	44,572
Smith Micro Software Inc.(a)	7,780	18,127
SolarWinds Inc.(a)	12,528	484,207
Solera Holdings Inc.	15,456	709,276
SS&C Technologies Holdings Inc.(a)(b)	5,602	130,695
Synchronoss Technologies Inc.(a)(b)	5,820	185,774
SYNNEX Corp.(a)(b)	5,533	211,029
Take-Two Interactive Software Inc.(a)(b)	16,169	248,760
Taleo Corp. Class A(a)	9,014	414,013
Tangoe Inc.(a)	2,211	41,589
THQ Inc.(a)(b)	14,743	8,256
Tyler Technologies Inc.(a)(b)	6,487	249,166
Ultimate Software Group Inc. (The)(a)(b)	5,687	416,743
VeriFone Systems Inc.(a)	22,326	1,158,050
Verint Systems Inc.(a)	4,591	148,702
VMware Inc. Class A(a)	18,554	2,084,913

		135,647,464

STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)(b)	8,103	171,135
Wesco Aircraft Holdings Inc.(a)(b)	4,542	73,581

		244,716

TELECOMMUNICATIONS – 3.93%
8x8 Inc.(a)	13,465	56,553
Acme Packet Inc.(a)(b)	11,762	323,690
ADTRAN Inc.	14,197	442,804
Alaska Communications Systems Group Inc.(b)	9,786	30,141
Amdocs Ltd.(a)	38,253	1,208,030
Anaren Inc.(a)(b)	3,275	60,096
Anixter International Inc.(a)	6,366	461,726
ARRIS Group Inc.(a)(b)	25,193	284,681
Aruba Networks Inc.(a)	19,692	438,738
AT&T Inc.	1,297,092	40,508,183
Atlantic Tele-Network Inc.	2,039	74,138
Aviat Networks Inc.(a)(b)	13,134	37,038
Black Box Corp.	3,882	99,030
Calix Inc.(a)(b)	8,770	74,808
Cbeyond Inc.(a)	6,059	48,472
CenturyLink Inc.	134,008	5,179,409
Ciena Corp.(a)	20,777	336,380
Cincinnati Bell Inc.(a)(b)	43,953	176,691
Cisco Systems Inc.	1,204,711	25,479,638
Clearwire Corp. Class A(a)	48,346	110,229
Communications Systems Inc.	1,436	18,855
Comtech Telecommunications Corp.	4,159	135,500

Security	Shares	Value
Consolidated Communications Holdings Inc.	5,819	114,227
Corning Inc.	343,934	4,842,591
Crown Castle International Corp.(a)	63,646	3,394,878
Dialogic Inc.(a)(b)	3,348	2,913
DigitalGlobe Inc.(a)(b)	7,868	104,959
EchoStar Corp. Class A(a)	8,403	236,460
Extreme Networks Inc.(a)(b)	19,958	76,439
Fairpoint Communications Inc.(a)(b)	4,666	17,544
Finisar Corp.(a)(b)	19,689	396,733
Frontier Communications Corp.	218,350	910,519
General Communication Inc. Class A(a)(b)	8,096	70,597
GeoEye Inc.(a)(b)	4,838	116,451
Globalstar Inc.(a)(b)	22,159	15,511
Globecomm Systems Inc.(a)(b)	4,857	70,329
Harmonic Inc.(a)(b)	25,370	138,774
Harris Corp.	25,971	1,170,773
Hickory Tech Corp.	2,883	29,810
IDT Corp. Class B	3,005	28,067
Infinera Corp.(a)(b)	22,959	186,427
InterDigital Inc.	9,932	346,230
IPG Photonics Corp.(a)(b)	6,504	338,533
Iridium Communications Inc.(a)(b)	9,450	82,782
Ixia(a)(b)	8,605	107,476
JDS Uniphase Corp.(a)	49,767	721,124
Juniper Networks Inc.(a)	116,717	2,670,485
KVH Industries Inc.(a)(b)	3,222	33,831
Leap Wireless International Inc.(a)	13,394	116,930
Level 3 Communications Inc.(a)	34,665	891,930
LogMeIn Inc.(a)(b)	4,420	155,717
Loral Space & Communications Inc.(a)(b)	2,373	188,891
Lumos Networks Corp.	3,244	34,905
Meru Networks Inc.(a)(b)	2,331	9,441
MetroPCS Communications Inc.(a)	60,800	548,416
Motorola Mobility Holdings Inc.(a)	57,096	2,240,447
Motorola Solutions Inc.	56,606	2,877,283
Motricity Inc.(a)	8,017	8,819
NeoPhotonics Corp.(a)	1,889	8,935
NETGEAR Inc.(a)	8,009	305,944
NeuStar Inc. Class A(a)(b)	14,758	549,735
Neutral Tandem Inc.(a)(b)	6,834	83,306
NII Holdings Inc.(a)	37,243	681,919
Novatel Wireless Inc.(a)(b)	6,935	23,232
NTELOS Holdings Corp.	3,387	70,111
Numerex Corp. Class A(a)(b)	2,058	20,127
Oclaro Inc.(a)(b)	10,940	43,104
Oplink Communications Inc.(a)(b)	4,243	72,555
Opnext Inc.(a)	9,475	14,686
ORBCOMM Inc.(a)(b)	7,507	28,902
Plantronics Inc.	9,569	385,248
Polycom Inc.(a)	38,709	738,181
Powerwave Technologies Inc.(a)(b)	6,860	14,063
Preformed Line Products Co.	522	34,191
Premiere Global Services Inc.(a)(b)	11,345	102,559
Procera Networks Inc.(a)(b)	3,219	71,977
RF Micro Devices Inc.(a)(b)	60,825	302,909
RigNet Inc.(a)	1,260	22,088
SBA Communications Corp. Class A(a)(b)	24,819	1,261,053
Shenandoah Telecommunications Co.	5,155	57,478
ShoreTel Inc.(a)	10,228	58,095
Sonus Networks Inc.(a)	45,673	132,452
Sprint Nextel Corp.(a)	655,063	1,866,930
SureWest Communications	3,042	68,597
Sycamore Networks Inc.(a)	4,334	76,885
Symmetricom Inc.(a)(b)	9,382	54,134

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
TeleNav Inc.(a)(b)	3,575	25,097
Telephone & Data Systems Inc.	21,511	497,980
Tellabs Inc.	79,750	322,987
tw telecom inc.(a)(b)	32,963	730,460
Ubiquiti Networks Inc.(a)(b)	1,912	60,477
United States Cellular Corp.(a)(b)	3,203	131,099
UniTek Global Services Inc.(a)(b)	2,378	8,014
USA Mobility Inc.	4,786	66,669
Verizon Communications Inc.	619,657	23,689,487
ViaSat Inc.(a)(b)	7,950	383,269
Virgin Media Inc.	61,095	1,526,153
Vonage Holdings Corp.(a)(b)	30,044	66,397
Westell Technologies Inc. Class A(a)(b)	11,505	26,807
Windstream Corp.	124,292	1,455,459

		135,021,823

TEXTILES – 0.06%
Cintas Corp.	24,714	966,811
G&K Services Inc. Class A	4,054	138,647
Mohawk Industries Inc.(a)	12,421	826,121
UniFirst Corp.	3,111	191,482

		2,123,061

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	25,236	926,666
JAKKS Pacific Inc.	6,071	105,939
LeapFrog Enterprises Inc.(a)	8,978	75,056
Mattel Inc.	76,105	2,561,694

		3,669,355

TRANSPORTATION – 1.67%
Air Transport Services Group Inc.(a)(b)	11,667	67,552
Alexander & Baldwin Inc.	9,080	439,926
Arkansas Best Corp.	5,521	103,850
Atlas Air Worldwide Holdings Inc.(a)	5,749	282,908
Baltic Trading Ltd.	3,538	14,683
Bristow Group Inc.	7,975	380,647
C.H. Robinson Worldwide Inc.	36,251	2,374,078
CAI International Inc.(a)(b)	2,625	47,722
Celadon Group Inc.	4,352	67,674
Con-way Inc.	12,110	394,907
Covenant Transportation Group Class A(a)(b)	1,816	5,811
CSX Corp.	241,581	5,198,823
DHT Maritime Inc.	13,965	13,406
Eagle Bulk Shipping Inc.(a)(b)	13,565	26,316
Echo Global Logistics Inc.(a)	2,440	39,284
Excel Maritime Carriers Ltd.(a)(b)	9,906	19,812
Expeditors International of Washington Inc.	46,500	2,162,715
FedEx Corp.	69,144	6,358,482
Forward Air Corp.	6,455	236,705
Frontline Ltd.(b)	11,162	85,836
Genco Shipping & Trading Ltd.(a)(b)	7,968	50,676
Genesee & Wyoming Inc. Class A(a)(b)	8,695	474,573
Golar LNG Ltd.	8,761	333,356
GulfMark Offshore Inc. Class A(a)(b)	5,208	239,360
Heartland Express Inc.	10,930	158,048
Hub Group Inc. Class A(a)(b)	8,044	289,825
International Shipholding Corp.	1,184	27,339
J.B. Hunt Transport Services Inc.	20,051	1,090,173
Kansas City Southern Industries Inc.(a)	24,029	1,722,639
Kirby Corp.(a)	11,755	773,361
Knight Transportation Inc.	13,368	236,079

Security	Shares	Value
Knightsbridge Tankers Ltd.	4,760	68,449
Landstar System Inc.	10,487	605,310
Marten Transport Ltd.	3,369	74,354
Nordic American Tankers Ltd.(b)	11,596	184,144
Norfolk Southern Corp.	72,329	4,761,418
Old Dominion Freight Line Inc.(a)	10,404	495,959
Overseas Shipholding Group Inc.(b)	5,770	72,875
Pacer International Inc.(a)(b)	7,586	47,944
Patriot Transportation Holding Inc.(a)(b)	1,331	30,999
PHI Inc.(a)(b)	2,834	65,607
Quality Distribution Inc.(a)(b)	3,741	51,551
RailAmerica Inc.(a)(b)	4,758	102,107
Roadrunner Transportation Systems Inc.(a)(b)	1,976	34,284
Ryder System Inc.	11,227	592,786
Saia Inc.(a)(b)	3,454	58,753
Scorpio Tankers Inc.(a)(b)	6,555	46,278
Ship Finance International Ltd.	9,973	152,587
Swift Transportation Co.(a)(b)	17,521	202,192
Teekay Corp.	9,132	317,337
Teekay Tankers Ltd. Class A	11,560	70,169
Tidewater Inc.	11,392	615,396
Ultrapetrol (Bahamas) Ltd.(a)(b)	4,620	9,240
Union Pacific Corp.	107,442	11,547,866
United Parcel Service Inc. Class B	160,931	12,990,350
Universal Truckload Services Inc.	1,196	18,012
UTi Worldwide Inc.	22,567	388,829
Werner Enterprises Inc.	9,619	239,128

		57,560,490

TRUCKING & LEASING – 0.03%
AMERCO	1,889	199,308
GATX Corp.	10,202	411,141
Greenbrier Companies Inc. (The)(a)	4,328	85,651
TAL International Group Inc.	4,845	177,860
Textainer Group Holdings Ltd.	2,467	83,631

		957,591

VENTURE CAPITAL – 0.01%
Fidus Investment Corp.(b)	1,182	16,560
Harris & Harris Group Inc.(a)(b)	6,721	27,892
Hercules Technology Growth Capital Inc.	10,729	118,877

		163,329

WATER – 0.08%
American States Water Co.	4,045	146,186
American Water Works Co. Inc.	38,398	1,306,684
Aqua America Inc.	30,198	673,114
Artesian Resources Corp. Class A	1,594	29,951
California Water Service Group	9,209	167,696
Connecticut Water Service Inc.	1,866	52,789
Consolidated Water Co. Ltd.	3,152	24,932
Middlesex Water Co.	3,381	63,867
PICO Holdings Inc.(a)(b)	5,055	118,540
SJW Corp.	3,050	73,566
York Water Co. (The)	2,762	47,783

		2,705,108

TOTAL COMMON STOCKS (Cost: $3,389,214,937)		3,433,745,552

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iShares® Russell 3000 Index Fund

March 31, 2012

Security	Shares	Value
WARRANTS – 0.00%

OIL & GAS – 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)(a)(b)	2,506	0

		0

TOTAL WARRANTS (Cost: $0)		0

RIGHTS – 0.00%

TRANSPORTATION – 0.00%
DHT Holdings Inc.(a)	55	5,720

		5,720

TOTAL RIGHTS (Cost: $0)		5,720

SHORT-TERM INVESTMENTS – 3.44%

MONEY MARKET FUNDS – 3.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(e)(f)	106,226,351	106,226,351
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(e)(f)	8,231,704	8,231,704
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(c)(e)	3,916,085	3,916,085

		118,374,140

TOTAL SHORT-TERM INVESTMENTS (Cost: $118,374,140)		118,374,140

TOTAL INVESTMENTS IN SECURITIES – 103.29% (Cost: $3,507,589,077)		3,552,125,412

Other Assets, Less Liabilities – (3.29)%		(112,994,068)

NET ASSETS – 100.00%		$3,439,131,344

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® Russell 3000 Growth Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVERTISING – 0.22%
Interpublic Group of Companies Inc. (The)	7,493	$85,495
Lamar Advertising Co. Class A(a)	741	24,016
Marchex Inc. Class B	376	1,677
MDC Partners Inc.	1,077	11,976
Omnicom Group Inc.	12,176	616,714
Valuevision Media Inc. Class A(a)(b)	1,398	2,894

		742,772

AEROSPACE & DEFENSE – 2.17%
AAR Corp.	434	7,921
AeroVironment Inc.(a)(b)	720	19,303
Alliant Techsystems Inc.	92	4,611
Astronics Corp.(a)(b)	450	15,732
BE Aerospace Inc.(a)	3,965	184,254
Boeing Co. (The)	28,337	2,107,423
Cubic Corp.	302	14,279
GenCorp Inc.(a)	1,851	13,142
Goodrich Corp.	2,212	277,473
HEICO Corp.	1,811	93,429
Kaman Corp.	620	21,049
LMI Aerospace Inc.(a)	194	3,531
Lockheed Martin Corp.	10,019	900,307
Moog Inc. Class A(a)	194	8,321
National Presto Industries Inc.	197	14,944
Orbital Sciences Corp.(a)	1,055	13,873
Rockwell Collins Inc.	6,338	364,815
Spirit AeroSystems Holdings Inc. Class A(a)	1,034	25,292
Teledyne Technologies Inc.(a)(b)	445	28,057
TransDigm Group Inc.(a)	2,167	250,852
Triumph Group Inc.	197	12,344
United Technologies Corp.	37,470	3,107,762

		7,488,714

AGRICULTURE – 2.50%
Alico Inc.	59	1,363
Altria Group Inc.	67,578	2,086,133
Bunge Ltd.	1,640	112,241
Limoneira Co.(b)	330	5,574
Philip Morris International Inc.	69,652	6,171,864
Reynolds American Inc.	4,416	182,999
Star Scientific Inc.(a)(b)	4,056	13,304
Tejon Ranch Co.(a)(b)	606	17,356
Vector Group Ltd.(b)	1,411	25,003

		8,615,837

AIRLINES – 0.19%
Alaska Air Group Inc.(a)	164	5,874
Allegiant Travel Co.(a)	632	34,444
Copa Holdings SA Class A	1,090	86,328
Delta Air Lines Inc.(a)	21,926	217,287
Southwest Airlines Co.	5,936	48,913
United Continental Holdings Inc.(a)	12,233	263,009

		655,855

Security	Shares	Value
APPAREL – 1.17%
Carter’s Inc.(a)	1,826	90,880
Cherokee Inc.	322	3,668
Coach Inc.	12,715	982,615
Columbia Sportswear Co.	352	16,702
Crocs Inc.(a)	3,907	81,734
Deckers Outdoor Corp.(a)	1,669	105,230
Delta Apparel Inc.(a)	27	444
G-III Apparel Group Ltd.(a)(b)	706	20,065
Hanesbrands Inc.(a)	4,190	123,773
Maidenform Brands Inc.(a)	1,000	22,510
Nike Inc. Class B	15,447	1,675,073
Oxford Industries Inc.	560	28,459
Perry Ellis International Inc.(a)	30	560
R.G. Barry Corp.	38	464
Ralph Lauren Corp.	2,713	472,957
Steven Madden Ltd.(a)	1,652	70,623
True Religion Apparel Inc.(a)	1,157	31,702
Under Armour Inc. Class A(a)	1,578	148,332
Warnaco Group Inc. (The)(a)	1,477	86,257
Wolverine World Wide Inc.	2,163	80,420

		4,042,468

AUTO MANUFACTURERS – 0.60%
Ford Motor Co.	90,405	1,129,158
Navistar International Corp.(a)	1,606	64,963
PACCAR Inc.	15,829	741,272
Tesla Motors Inc.(a)(b)	2,329	86,732
Wabash National Corp.(a)	2,930	30,326

		2,052,451

AUTO PARTS & EQUIPMENT – 0.40%
Accuride Corp.(a)	179	1,555
American Axle & Manufacturing Holdings Inc.(a)	609	7,131
Amerigon Inc.(a)(b)	1,298	21,002
BorgWarner Inc.(a)	4,733	399,181
Commercial Vehicle Group Inc.(a)	1,227	14,982
Cooper Tire & Rubber Co.	2,753	41,901
Dana Holding Corp.(b)	5,980	92,690
Delphi Automotive PLC(a)	2,057	65,001
Dorman Products Inc.(a)	489	24,743
Douglas Dynamics Inc.	436	5,995
Exide Technologies Inc.(a)	834	2,610
Goodyear Tire & Rubber Co. (The)(a)	10,549	118,360
Johnson Controls Inc.	7,449	241,944
Meritor Inc.(a)	2,754	22,225
Tenneco Inc.(a)	2,626	97,556
Titan International Inc.	1,865	44,107
Tower International Inc.(a)(b)	283	3,447
Visteon Corp.(a)	120	6,360
WABCO Holdings Inc.(a)	2,917	176,420

		1,387,210

BANKS – 0.22%
Arrow Financial Corp.	25	610
Bank of the Ozarks Inc.	175	5,470
Bridge Bancorp Inc.	142	2,978
Bryn Mawr Bank Corp.	127	2,850
Cass Information Systems Inc.	427	17,059
Enterprise Financial Services Corp.	90	1,056

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2012

Security	Shares	Value
First Financial Bankshares Inc.	604	21,267
Hampton Roads Bankshares Inc.(a)(b)	423	1,282
S.Y. Bancorp Inc.	68	1,577
Signature Bank(a)	1,994	125,702
SVB Financial Group(a)	409	26,315
Taylor Capital Group Inc.(a)	154	2,210
TrustCo Bank Corp. NY	171	976
Walker & Dunlop Inc.(a)(b)	455	5,733
Wells Fargo & Co.	14,906	508,891
Westamerica Bancorp	569	27,312

		751,288

BEVERAGES – 3.65%
Boston Beer Co. Inc. (The) Class A(a)(b)	365	38,978
Brown-Forman Corp. Class B NVS	3,775	314,797
Coca-Cola Bottling Co. Consolidated	194	12,172
Coca-Cola Co. (The)	85,498	6,327,707
Coca-Cola Enterprises Inc.	10,000	286,000
Craft Brew Alliance Inc.(a)(b)	151	1,157
Dr Pepper Snapple Group Inc.	9,583	385,333
Farmer Bros. Co.(a)	18	196
Green Mountain Coffee Roasters Inc.(a)	5,302	248,346
Monster Beverage Corp.(a)	6,060	376,265
National Beverage Corp.(a)	476	7,635
Peet’s Coffee & Tea Inc.(a)(b)	552	40,682
PepsiCo Inc.	68,405	4,538,672
Primo Water Corp.(a)(b)	453	883

		12,578,823

BIOTECHNOLOGY – 2.25%
Acorda Therapeutics Inc.(a)	1,746	46,356
Aegerion Pharmaceuticals Inc.(a)(b)	422	5,836
Affymax Inc.(a)	732	8,594
Alexion Pharmaceuticals Inc.(a)	7,962	739,351
Alnylam Pharmaceuticals Inc.(a)	1,956	21,653
AMAG Pharmaceuticals Inc.(a)	96	1,529
Amylin Pharmaceuticals Inc.(a)	6,256	156,150
Arena Pharmaceuticals Inc.(a)(b)	471	1,446
ARIAD Pharmaceuticals Inc.(a)	6,783	108,189
ArQule Inc.(a)(b)	2,283	16,004
Astex Pharmaceuticals Inc.(a)	244	454
BioCryst Pharmaceuticals Inc.(a)	1,233	5,955
Biogen Idec Inc.(a)	10,453	1,316,764
BioSante Pharmaceuticals Inc.(a)(b)	4,696	3,193
Biotime Inc.(a)(b)	1,059	4,670
Celgene Corp.(a)	18,984	1,471,640
Cell Therapeutics Inc.(a)(b)	8,814	11,458
Celldex Therapeutics Inc.(a)	273	1,390
Ceres Inc.(a)	160	2,558
Charles River Laboratories International Inc.(a)	2,114	76,294
Chelsea Therapeutics International Ltd.(a)(b)	2,575	6,592
Cleveland Biolabs Inc.(a)(b)	1,421	3,496
Complete Genomics Inc.(a)(b)	428	1,207
Cubist Pharmaceuticals Inc.(a)(b)	2,731	118,116
Curis Inc.(a)(b)	2,311	11,139
Dendreon Corp.(a)(b)	6,686	71,239
Dynavax Technologies Corp.(a)(b)	6,658	33,689
Emergent BioSolutions Inc.(a)(b)	1,044	16,704
Enzo Biochem Inc.(a)	133	358
Enzon Pharmaceuticals Inc.(a)(b)	95	650
Exact Sciences Corp.(a)(b)	1,715	19,139
Exelixis Inc.(a)(b)	6,447	33,395

Security	Shares	Value
Geron Corp.(a)	1,221	2,064
Gilead Sciences Inc.(a)	34,052	1,663,440
GTx Inc.(a)(b)	792	3,049
Halozyme Therapeutics Inc.(a)	3,863	49,292
Harvard Bioscience Inc.(a)	66	259
Human Genome Sciences Inc.(a)(b)	8,254	68,013
Illumina Inc.(a)	5,336	280,727
ImmunoGen Inc.(a)(b)	2,302	33,126
Immunomedics Inc.(a)(b)	2,754	9,997
Incyte Corp.(a)(b)	3,792	73,186
InterMune Inc.(a)	1,079	15,829
Lexicon Pharmaceuticals Inc.(a)(b)	2,572	4,784
Life Technologies Corp.(a)	668	32,612
Ligand Pharmaceuticals Inc. Class B(a)	836	13,334
Medicines Co. (The)(a)	1,315	26,392
Momenta Pharmaceuticals Inc.(a)(b)	1,978	30,303
Myriad Genetics Inc.(a)	3,678	87,022
NewLink Genetics Corp.(a)(b)	235	2,150
Novavax Inc.(a)(b)	2,816	3,548
NPS Pharmaceuticals Inc.(a)(b)	3,678	25,158
Nymox Pharmaceutical Corp.(a)(b)	683	5,491
OncoGenex Pharmaceutical Inc.(a)	652	8,665
Oncothyreon Inc.(a)(b)	1,270	5,537
Pacific Biosciences of California Inc.(a)(b)	322	1,101
PDL BioPharma Inc.	4,930	31,306
Peregrine Pharmaceuticals Inc.(a)	4,355	2,352
PharmAthene Inc.(a)(b)	1,525	2,699
Regeneron Pharmaceuticals Inc.(a)	3,159	368,403
RTI Biologics Inc.(a)	132	488
Sangamo BioSciences Inc.(a)(b)	2,242	10,986
Seattle Genetics Inc.(a)(b)	4,202	85,637
Sequenom Inc.(a)(b)	3,475	14,143
Spectrum Pharmaceuticals Inc.(a)(b)	2,495	31,512
Sunesis Pharmaceuticals Inc.(a)	1,136	3,260
Transcept Pharmaceuticals Inc.(a)(b)	171	1,799
Trius Therapeutics Inc.(a)(b)	556	2,975
United Therapeutics Corp.(a)(b)	2,067	97,418
Verastem Inc.(a)	231	2,525
Vertex Pharmaceuticals Inc.(a)	7,882	323,241
Vical Inc.(a)(b)	3,331	11,325
ZIOPHARM Oncology Inc.(a)(b)	2,925	15,795

		7,766,151

BUILDING MATERIALS – 0.15%
AAON Inc.(b)	807	16,293
Armstrong World Industries Inc.	86	4,194
Broadwind Energy Inc.(a)	1,335	628
Drew Industries Inc.(a)	305	8,330
Eagle Materials Inc.	1,551	53,897
Interline Brands Inc.(a)	122	2,636
Lennox International Inc.	2,322	93,577
Martin Marietta Materials Inc.	921	78,865
Masco Corp.	15,473	206,874
Trex Co. Inc.(a)(b)	668	21,430
USG Corp.(a)(b)	2,250	38,700

		525,424

CHEMICALS – 3.62%
A. Schulman Inc.	66	1,783
Air Products and Chemicals Inc.	9,177	842,449
Airgas Inc.	3,409	303,299
Albemarle Corp.	3,974	254,018

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2012

Security	Shares	Value
American Vanguard Corp.	157	3,405
Balchem Corp.	1,222	36,966
Celanese Corp. Series A	6,765	312,408
CF Industries Holdings Inc.	2,359	430,871
Chemtura Corp.(a)	2,617	44,437
Codexis Inc.(a)(b)	1,053	3,843
E.I. du Pont de Nemours and Co.	40,189	2,125,998
Eastman Chemical Co.	6,153	318,049
Ecolab Inc.	12,994	801,990
FMC Corp.	3,107	328,907
H.B. Fuller Co.	142	4,662
Hawkins Inc.	371	13,801
Huntsman Corp.	1,605	22,486
Innophos Holdings Inc.	932	46,712
Innospec Inc.(a)(b)	907	27,555
International Flavors & Fragrances Inc.	3,467	203,166
Intrepid Potash Inc.(a)	2,239	54,475
KMG Chemicals Inc.	271	4,892
Kraton Performance Polymers Inc.(a)	1,195	31,751
Kronos Worldwide Inc.	936	23,344
LyondellBasell Industries NV Class A	913	39,852
Monsanto Co.	23,192	1,849,794
Mosaic Co. (The)	11,934	659,831
NewMarket Corp.	386	72,336
Oil-Dri Corp. of America	42	894
Olin Corp.	2,126	46,240
OMNOVA Solutions Inc.(a)	1,937	13,075
PolyOne Corp.	2,998	43,171
PPG Industries Inc.	6,844	655,655
Praxair Inc.	13,125	1,504,650
Quaker Chemical Corp.	417	16,451
Rockwood Holdings Inc.(a)	2,805	146,281
Sherwin-Williams Co. (The)	3,882	421,857
Sigma-Aldrich Corp.	5,275	385,391
Solutia Inc.	5,310	148,361
TPC Group Inc.(a)	365	16,137
Valspar Corp. (The)	522	25,207
W.R. Grace & Co.(a)	2,866	165,655
Westlake Chemical Corp.	184	11,921
Zep Inc.	943	13,579

		12,477,605

COAL – 0.29%
Alpha Natural Resources Inc.(a)	5,492	83,533
Arch Coal Inc.	945	10,121
Cloud Peak Energy Inc.(a)	540	8,602
CONSOL Energy Inc.	9,802	334,248
Hallador Energy Co.	180	1,591
Patriot Coal Corp.(a)(b)	3,650	22,776
Peabody Energy Corp.	11,705	338,977
SunCoke Energy Inc.(a)	1,501	21,329
Walter Energy Inc.	2,707	160,282
Westmoreland Coal Co.(a)(b)	114	1,274

		982,733

COMMERCIAL SERVICES – 2.93%
Aaron’s Inc.	2,391	61,927
ABM Industries Inc.	627	15,236
Acacia Research Corp.(a)	1,844	76,969
Accretive Health Inc.(a)(b)	1,716	34,269
Advance America Cash Advance Centers Inc.	277	2,906
Advisory Board Co. (The)(a)(b)	724	64,161

Security	Shares	Value
Alliance Data Systems Corp.(a)(b)	2,201	277,238
American Public Education Inc.(a)(b)	769	29,222
American Reprographics Co.(a)	226	1,218
AMN Healthcare Services Inc.(a)	771	4,672
Apollo Group Inc. Class A(a)	4,797	185,356
Arbitron Inc.	1,203	44,487
Automatic Data Processing Inc.	21,613	1,192,821
AVEO Pharmaceuticals Inc.(a)	1,327	16,468
Avis Budget Group Inc.(a)	4,486	63,477
Booz Allen Hamilton Holding Corp.	479	8,157
Bridgepoint Education Inc.(a)(b)	764	18,909
Brink’s Co. (The)	1,792	42,775
Capella Education Co.(a)(b)	592	21,282
Cardtronics Inc.(a)	1,885	49,481
CDI Corp.	71	1,273
Cenveo Inc.(a)	1,249	4,222
Chemed Corp.	864	54,155
Consolidated Graphics Inc.(a)	388	17,557
Corporate Executive Board Co. (The)	1,478	63,569
CorVel Corp.(a)	266	10,611
CoStar Group Inc.(a)(b)	1,090	75,264
CRA International Inc.(a)	75	1,891
Deluxe Corp.	2,197	51,454
DeVry Inc.	2,433	82,406
DFC Global Corp.(a)(b)	1,858	35,060
Dollar Thrifty Automotive Group Inc.(a)(b)	1,257	101,704
Electro Rent Corp.	328	6,038
Equifax Inc.	281	12,437
Essex Rental Corp.(a)	91	348
ExamWorks Group Inc.(a)(b)	1,158	14,382
ExlService Holdings Inc.(a)	751	20,607
FleetCor Technologies Inc.(a)	633	24,541
Forrester Research Inc.	629	20,380
Gartner Inc.(a)(b)	4,203	179,216
Genpact Ltd.(a)	4,186	68,232
Global Payments Inc.	3,457	164,104
Grand Canyon Education Inc.(a)(b)	1,222	21,703
Green Dot Corp. Class A(a)(b)	805	21,349
H&E Equipment Services Inc.(a)	568	10,747
H&R Block Inc.	7,775	128,054
Hackett Group Inc. (The)(a)(b)	841	5,021
Healthcare Services Group Inc.	2,904	61,768
Heartland Payment Systems Inc.	1,700	49,028
Heidrick & Struggles International Inc.	66	1,454
Hertz Global Holdings Inc.(a)	10,579	159,108
HMS Holdings Corp.(a)(b)	3,666	114,416
Huron Consulting Group Inc.(a)(b)	893	33,541
ICF International Inc.(a)(b)	300	7,611
Insperity Inc.	1,026	31,437
Intersections Inc.	394	5,035
Iron Mountain Inc.	6,647	191,434
ITT Educational Services Inc.(a)(b)	1,070	70,770
K12 Inc.(a)(b)	1,117	26,395
KAR Auction Services Inc.(a)	243	3,939
Kenexa Corp.(a)(b)	1,130	35,301
Kforce Inc.(a)(b)	1,157	17,239
Korn/Ferry International(a)	111	1,859
Landauer Inc.	405	21,473
Lender Processing Services Inc.	3,716	96,616
MasterCard Inc. Class A	4,641	1,951,726
Matthews International Corp. Class A	484	15,314
MAXIMUS Inc.	1,515	61,615
McGrath RentCorp	442	14,193

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2012

Security	Shares	Value
Medifast Inc.(a)	585	10,214
MoneyGram International Inc.(a)	420	7,560
Monro Muffler Brake Inc.	1,304	54,103
Moody’s Corp.	8,619	362,860
Morningstar Inc.	1,071	67,527
Multi-Color Corp.	30	675
National American University Holdings Inc.	379	2,388
National Research Corp.	74	3,178
Odyssey Marine Exploration Inc.(a)(b)	759	2,353
On Assignment Inc.(a)	182	3,180
PAREXEL International Corp.(a)	2,284	61,599
Paychex Inc.	12,864	398,655
Pendrell Corp.(a)(b)	4,109	10,724
PRGX Global Inc.(a)(b)	834	5,246
Providence Service Corp. (The)(a)	109	1,691
Quad Graphics Inc.(b)	95	1,320
Robert Half International Inc.	6,389	193,587
Rollins Inc.	2,799	59,563
RPX Corp.(a)	411	6,971
SAIC Inc.(a)	3,990	52,668
SEI Investments Co.	6,325	130,864
ServiceSource International Inc.(a)(b)	431	6,672
Sotheby’s	2,926	115,109
Standard Parking Corp.(a)(b)	680	13,940
Steiner Leisure Ltd.(a)	643	31,398
Strayer Education Inc.	523	49,308
Swisher Hygiene Inc.(a)	3,624	8,915
Team Health Holdings Inc.(a)(b)	1,140	23,438
Team Inc.(a)(b)	834	25,812
TeleTech Holdings Inc.(a)	1,090	17,549
TMS International Corp.(a)(b)	221	2,674
TNS Inc.(a)(b)	1,084	23,555
Towers Watson & Co. Class A	505	33,365
Transcend Services Inc.(a)(b)	376	11,036
TrueBlue Inc.(a)	1,133	20,258
United Rentals Inc.(a)	791	33,926
Universal Technical Institute Inc.	1,015	13,388
Valassis Communications Inc.(a)(b)	1,955	44,965
Verisk Analytics Inc. Class A(a)	4,329	203,333
Viad Corp.	115	2,234
Visa Inc. Class A	7,315	863,170
VistaPrint NV(a)(b)	1,607	62,111
Weight Watchers International Inc.(a)(b)	1,261	97,337
Western Union Co.	27,329	480,990
Wright Express Corp.(a)	1,681	108,811
Zillow Inc.(a)	42	1,495
Zipcar Inc.(a)(b)	338	5,006

		10,115,349

COMPUTERS – 12.81%
3D Systems Corp.(a)(b)	1,859	43,761
Accenture PLC Class A	27,936	1,801,872
Apple Inc.(a)	40,020	23,990,789
CACI International Inc. Class A(a)	88	5,482
Cadence Design Systems Inc.(a)	11,638	137,794
Carbonite Inc.(a)(b)	227	2,499
Cognizant Technology Solutions Corp. Class A(a)	13,157	1,012,431
Computer Task Group Inc.(a)(b)	450	6,894
Dell Inc.(a)	48,769	809,565
Digimarc Corp.(a)(b)	269	7,516
Dot Hill Systems Corp.(a)	555	838
DST Systems Inc.	218	11,822
Echelon Corp.(a)(b)	1,500	6,645

Security	Shares	Value
Electronics For Imaging Inc.(a)	141	2,343
EMC Corp.(a)	89,044	2,660,635
Fortinet Inc.(a)	5,184	143,338
Fusion-io Inc.(a)	431	12,245
iGATE Corp.(a)	1,328	22,257
IHS Inc. Class A(a)	2,150	201,347
Immersion Corp.(a)(b)	1,114	6,082
International Business Machines Corp.	52,417	10,936,807
j2 Global Inc.	2,007	57,561
Jack Henry & Associates Inc.	3,739	127,575
LivePerson Inc.(a)(b)	2,339	39,225
Manhattan Associates Inc.(a)	895	42,539
Maxwell Technologies Inc.(a)(b)	1,218	22,326
Mentor Graphics Corp.(a)	1,833	27,238
MICROS Systems Inc.(a)	3,503	193,681
MTS Systems Corp.	669	35,517
NCI Inc. Class A(a)	54	345
NCR Corp.(a)	5,418	117,625
NetApp Inc.(a)	15,933	713,320
NetScout Systems Inc.(a)	1,602	32,585
OCZ Technology Group Inc.(a)(b)	2,859	19,956
RealD Inc.(a)	1,715	23,153
Riverbed Technology Inc.(a)	6,662	187,069
Silicon Graphics International Corp.(a)(b)	1,330	12,874
STEC Inc.(a)	1,604	15,142
Stratasys Inc.(a)	905	33,051
Super Micro Computer Inc.(a)(b)	1,234	21,546
Sykes Enterprises Inc.(a)	194	3,065
Synaptics Inc.(a)(b)	1,380	50,384
Synopsys Inc.(a)	437	13,398
Syntel Inc.	661	37,016
Teradata Corp.(a)	7,298	497,359
Unisys Corp.(a)(b)	766	15,106
Virtusa Corp.(a)	648	11,191
Wave Systems Corp. Class A(a)(b)	3,542	6,588

		44,179,397

COSMETICS & PERSONAL CARE – 0.99%
Avon Products Inc.	18,592	359,941
Colgate-Palmolive Co.	19,081	1,865,740
Elizabeth Arden Inc.(a)(b)	889	31,098
Estee Lauder Companies Inc. (The) Class A	9,764	604,782
Inter Parfums Inc.	693	10,873
Procter & Gamble Co. (The)	8,089	543,662

		3,416,096

DISTRIBUTION & WHOLESALE – 0.68%
Arrow Electronics Inc.(a)	706	29,631
Beacon Roofing Supply Inc.(a)(b)	2,028	52,241
Brightpoint Inc.(a)	1,272	10,240
Core-Mark Holding Co. Inc.	66	2,702
Fastenal Co.	12,771	690,911
Fossil Inc.(a)	2,263	298,671
Genuine Parts Co.	1,860	116,715
Houston Wire & Cable Co.	759	10,542
LKQ Corp.(a)	6,346	197,805
MWI Veterinary Supply Inc.(a)	539	47,432
Owens & Minor Inc.	2,263	68,818
Pool Corp.	2,110	78,956
Rentrak Corp.(a)	398	9,035
ScanSource Inc.(a)	172	6,419
Titan Machinery Inc.(a)	209	5,894

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2012

Security	Shares	Value
United Stationers Inc.	1,209	37,515
W.W. Grainger Inc.	2,467	529,936
Watsco Inc.	1,217	90,107
WESCO International Inc.(a)(b)	869	56,754

		2,340,324

DIVERSIFIED FINANCIAL SERVICES – 1.82%
Affiliated Managers Group Inc.(a)	1,606	179,567
Aircastle Ltd.	250	3,060
American Express Co.	27,502	1,591,266
Apollo Residential Mortgage Inc.	304	5,588
Artio Global Investors Inc. Class A	1,230	5,867
BGC Partners Inc. Class A	3,238	23,929
BlackRock Inc.(c)	1,833	375,582
CBOE Holdings Inc.	2,255	64,087
Charles Schwab Corp. (The)	45,363	651,866
Cohen & Steers Inc.(b)	630	20,097
Credit Acceptance Corp.(a)(b)	288	29,091
Diamond Hill Investment Group Inc.	108	7,954
Discover Financial Services	2,366	78,882
Duff & Phelps Corp. Class A	1,301	20,218
Eaton Vance Corp.	5,133	146,701
Ellie Mae Inc.(a)(b)	359	4,006
Encore Capital Group Inc.(a)	694	15,650
Epoch Holding Corp.	631	15,068
Evercore Partners Inc. Class A	939	27,297
Federated Investors Inc. Class B(b)	3,214	72,026
Financial Engines Inc.(a)(b)	1,705	38,124
Franklin Resources Inc.	6,274	778,164
FX Alliance Inc.(a)	101	1,584
GAMCO Investors Inc. Class A	187	9,277
Greenhill & Co. Inc.	1,269	55,379
Higher One Holdings Inc.(a)(b)	1,312	19,614
Imperial Holdings Inc.(a)(b)	640	1,709
IntercontinentalExchange Inc.(a)	3,182	437,270
Ladenburg Thalmann Financial Services Inc.(a)(b)	4,550	8,099
Lazard Ltd. Class A(b)	4,800	137,088
LPL Investment Holdings Inc.(a)(b)	1,277	48,449
Manning & Napier Inc.(a)	130	1,911
MarketAxess Holdings Inc.	1,228	45,792
NASDAQ OMX Group Inc. (The)(a)	646	16,731
Netspend Holdings Inc.(a)	1,093	8,482
NYSE Euronext Inc.	3,516	105,515
Portfolio Recovery Associates Inc.(a)	730	52,356
Pzena Investment Management Inc. Class A	372	2,176
Stifel Financial Corp.(a)	917	34,699
T. Rowe Price Group Inc.	11,250	734,625
TD Ameritrade Holding Corp.	9,461	186,760
Teton Advisors Inc. Class B	3	47
Virtus Investment Partners Inc.(a)	268	22,989
Waddell & Reed Financial Inc. Class A	3,749	121,505
Westwood Holdings Group Inc.	268	10,380
World Acceptance Corp.(a)(b)	649	39,751

		6,256,278

ELECTRIC – 0.06%
Ameresco Inc. Class A(a)(b)	755	10,230
Atlantic Power Corp.(a)	380	5,259
EnerNOC Inc.(a)	311	2,239
Genie Energy Ltd. Class B	549	5,309
ITC Holdings Corp.	2,200	169,268
National Fuel Gas Co.	517	24,878
Otter Tail Corp.	79	1,715

		218,898

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.71%
A123 Systems Inc.(a)(b)	679	761
Active Power Inc.(a)(b)	3,421	2,669
Acuity Brands Inc.	1,884	118,372
AMETEK Inc.	6,964	337,824
Belden Inc.	1,773	67,214
Capstone Turbine Corp.(a)(b)	11,958	12,197
Coleman Cable Inc.(a)(b)	356	3,460
Emerson Electric Co.	32,523	1,697,050
EnerSys Inc.(a)	585	20,270
Generac Holdings Inc.(a)	394	9,673
General Cable Corp.(a)	1,159	33,704
GrafTech International Ltd.(a)	294	3,510
Graham Corp.	424	9,281
Insteel Industries Inc.	44	535
Littelfuse Inc.	826	51,790
Power-One Inc.(a)(b)	2,737	12,453
PowerSecure International Inc.(a)	122	739
SatCon Technology Corp.(a)(b)	3,558	1,281
Universal Display Corp.(a)(b)	1,683	61,480
Valence Technology Inc.(a)	1,367	1,105
Vicor Corp.	834	6,672

		2,452,040

ELECTRONICS – 1.57%
Agilent Technologies Inc.	15,073	670,899
American Science and Engineering Inc.	389	26,082
Amphenol Corp. Class A	7,178	429,029
Analogic Corp.	399	26,948
Badger Meter Inc.	539	18,321
Brady Corp. Class A	177	5,726
Coherent Inc.(a)	732	42,697
Cymer Inc.(a)	322	16,100
Daktronics Inc.	280	2,489
DDi Corp.	229	2,794
Electro Scientific Industries Inc.	86	1,291
ESCO Technologies Inc.	297	10,921
FARO Technologies Inc.(a)(b)	706	41,181
FEI Co.(a)	1,535	75,384
FLIR Systems Inc.	6,888	174,335
Fluidigm Corp.(a)	278	4,373
Garmin Ltd.	322	15,118
Gentex Corp.	6,220	152,390
Honeywell International Inc.	34,057	2,079,180
II-VI Inc.(a)(b)	2,221	52,527
InvenSense Inc.(a)(b)	206	3,729
Jabil Circuit Inc.	6,875	172,700
Kemet Corp.(a)	94	880
LeCroy Corp.(a)(b)	706	7,335
Measurement Specialties Inc.(a)(b)	640	21,568
Mettler-Toledo International Inc.(a)	1,392	257,172
Microvision Inc.(a)	645	1,761
Multi-Fineline Electronix Inc.(a)	66	1,812
National Instruments Corp.	3,940	112,369
Newport Corp.(a)	491	8,700
NVE Corp.(a)(b)	200	10,600
OSI Systems Inc.(a)(b)	652	39,967
Plexus Corp.(a)(b)	1,390	48,636
Pulse Electronics Corp.	1,779	4,465

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2012

Security	Shares	Value
Rofin-Sinar Technologies Inc.(a)	578	15,242
Rogers Corp.(a)	231	8,951
SRS Labs Inc.(a)(b)	506	3,517
Stoneridge Inc.(a)	1,130	11,176
Taser International Inc.(a)(b)	2,352	10,208
Thomas & Betts Corp.(a)	546	39,263
Trimble Navigation Ltd.(a)	5,296	288,208
TTM Technologies Inc.(a)	528	6,067
Viasystems Group Inc.(a)	12	228
Waters Corp.(a)	3,965	367,397
Watts Water Technologies Inc. Class A	115	4,686
Woodward Inc.	2,664	114,099
Zagg Inc.(a)(b)	950	10,098
Zygo Corp.(a)	110	2,153

		5,420,772

ENERGY – ALTERNATE SOURCES – 0.02%
Amyris Inc.(a)(b)	754	3,906
Clean Energy Fuels Corp.(a)(b)	2,131	45,348
FuelCell Energy Inc.(a)(b)	7,172	11,260
FutureFuel Corp.	289	3,173
Gevo Inc.(a)	254	2,334
KiOR Inc. Class A(a)(b)	260	3,476
Renewable Energy Group Inc.(a)	206	2,134
Solazyme Inc.(a)	355	5,194
Syntroleum Corp.(a)(b)	4,043	3,901

		80,726

ENGINEERING & CONSTRUCTION – 0.25%
AECOM Technology Corp.(a)	2,284	51,093
Argan Inc.	66	1,059
Chicago Bridge & Iron Co. NV	2,506	108,234
Dycom Industries Inc.(a)	251	5,863
Exponent Inc.(a)(b)	571	27,705
Fluor Corp.	7,541	452,762
KBR Inc.	425	15,109
MasTec Inc.(a)(b)	2,506	45,333
McDermott International Inc.(a)	8,886	113,830
Mistras Group Inc.(a)	629	14,983
MYR Group Inc.(a)(b)	813	14,520

		850,491

ENTERTAINMENT – 0.19%
Bally Technologies Inc.(a)	1,746	81,625
Churchill Downs Inc.	144	8,050
Cinemark Holdings Inc.	3,674	80,644
Dolby Laboratories Inc. Class A(a)	2,278	86,701
International Game Technology	6,680	112,157
Lions Gate Entertainment Corp.(a)	1,960	27,283
Marriott Vacations Worldwide Corp.(a)	1,114	31,760
National CineMedia Inc.	2,364	36,169
Pinnacle Entertainment Inc.(a)	157	1,807
Regal Entertainment Group Class A	1,151	15,654
Scientific Games Corp. Class A(a)	1,307	15,240
Shuffle Master Inc.(a)	1,952	34,355
Six Flags Entertainment Corp.	1,790	83,718
Vail Resorts Inc.	1,254	54,236

		669,399

Security	Shares	Value
ENVIRONMENTAL CONTROL – 0.25%
Calgon Carbon Corp.(a)(b)	1,924	30,034
Casella Waste Systems Inc. Class A(a)(b)	944	5,881
Clean Harbors Inc.(a)	2,029	136,613
Covanta Holding Corp.	327	5,307
Darling International Inc.(a)	5,021	87,466
EnergySolutions Inc.(a)	742	3,636
Fuel Tech Inc.(a)(b)	737	4,024
GSE Holding Inc.(a)	270	3,545
Heckmann Corp.(a)(b)	2,158	9,301
Heritage-Crystal Clean Inc.(a)(b)	198	3,950
Met-Pro Corp.	46	486
Metalico Inc.(a)(b)	990	4,227
Mine Safety Appliances Co.	1,199	49,255
Rentech Inc.(a)	9,537	19,837
Stericycle Inc.(a)	3,715	310,723
Tetra Tech Inc.(a)	544	14,340
TRC Companies Inc.(a)(b)	758	4,631
US Ecology Inc.	738	16,044
Waste Connections Inc.	4,682	152,305

		861,605

FOOD – 1.61%
Arden Group Inc. Class A	30	2,727
B&G Foods Inc. Class A	1,177	26,494
Cal-Maine Foods Inc.	39	1,492
Calavo Growers Inc.	506	13,551
Campbell Soup Co.	5,795	196,161
Chefs’ Warehouse Inc. (The)(a)	251	5,808
ConAgra Foods Inc.	2,270	59,610
Corn Products International Inc.	2,668	153,810
Diamond Foods Inc.(b)	946	21,588
Dole Food Co. Inc.(a)(b)	290	2,894
Flowers Foods Inc.	4,858	98,957
Fresh Market Inc. (The)(a)(b)	1,227	58,835
General Mills Inc.	20,847	822,414
H.J. Heinz Co.	8,126	435,147
Hain Celestial Group Inc.(a)	376	16,473
Hershey Co. (The)	4,903	300,701
Hormel Foods Corp.	3,165	93,431
J&J Snack Foods Corp.	638	33,469
Kellogg Co.	9,964	534,369
Kroger Co. (The)	18,512	448,546
Lancaster Colony Corp.	825	54,829
Lifeway Foods Inc.(a)	194	1,795
McCormick & Co. Inc. NVS	3,929	213,855
Sara Lee Corp.	21,023	452,625
Senomyx Inc.(a)(b)	1,696	4,647
Smart Balance Inc.(a)(b)	1,159	7,661
Sysco Corp.	25,271	754,592
Tootsie Roll Industries Inc.	970	22,229
TreeHouse Foods Inc.(a)	921	54,800
United Natural Foods Inc.(a)	2,080	97,053
Whole Foods Market Inc.	6,691	556,691

		5,547,254

FOREST PRODUCTS & PAPER – 0.05%
Deltic Timber Corp.	481	30,442
International Paper Co.	4,019	141,067
Neenah Paper Inc.	372	11,063
Xerium Technologies Inc.(a)(b)		468 3,019

		185,591

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2012

Security	Shares	Value
GAS – 0.00%
South Jersey Industries Inc.	253	12,660

		12,660

HAND & MACHINE TOOLS – 0.06%
Franklin Electric Co. Inc.	934	45,831
Kennametal Inc.	412	18,346
Lincoln Electric Holdings Inc.	2,244	101,698
Snap-on Inc.	450	27,437

		193,312

HEALTH CARE – PRODUCTS – 3.08%
Abaxis Inc.(a)(b)	962	28,023
ABIOMED Inc.(a)(b)	1,418	31,465
Accuray Inc.(a)(b)	2,576	18,187
Arthrocare Corp.(a)	1,170	31,414
AtriCure Inc.(a)(b)	598	5,950
Atrion Corp.	71	14,925
Bacterin International Holdings Inc.(a)	962	2,328
Baxter International Inc.	22,205	1,327,415
Becton, Dickinson and Co.	9,474	735,656
BG Medicine Inc.(a)	290	2,036
BIOLASE Technology Inc.(a)(b)	288	780
BioMimetic Therapeutics Inc.(a)(b)	328	810
Bruker Corp.(a)	3,624	55,483
C.R. Bard Inc.	3,701	365,363
CardioNet Inc.(a)	322	992
Cardiovascular Systems Inc.(a)(b)	698	6,456
CareFusion Corp.(a)	3,050	79,086
Cepheid Inc.(a)(b)	2,827	118,253
Cerus Corp.(a)	2,109	8,478
Chindex International Inc.(a)	207	1,967
Columbia Laboratories Inc.(a)	2,754	1,955
Conceptus Inc.(a)(b)	1,339	19,255
Cooper Companies Inc. (The)	536	43,797
Covidien PLC	11,453	626,250
CryoLife Inc.(a)	113	596
Cyberonics Inc.(a)	1,218	46,442
Delcath Systems Inc.(a)(b)	2,117	6,647
DexCom Inc.(a)(b)	2,875	29,986
Edwards Lifesciences Corp.(a)	4,953	360,232
Endologix Inc.(a)(b)	2,098	30,736
Exactech Inc.(a)	259	4,105
Female Health Co. (The)	792	4,293
Gen-Probe Inc.(a)	1,955	129,832
Genomic Health Inc.(a)(b)	724	22,162
Haemonetics Corp.(a)(b)	1,120	78,042
Hanger Orthopedic Group Inc.(a)(b)	750	16,395
Hansen Medical Inc.(a)(b)	2,503	7,509
HeartWare International Inc.(a)(b)	514	33,765
Henry Schein Inc.(a)(b)	2,112	159,836
Hill-Rom Holdings Inc.	2,495	83,358
Hospira Inc.(a)	6,093	227,817
ICU Medical Inc.(a)	126	6,194
IDEXX Laboratories Inc.(a)	2,489	217,663
Insulet Corp.(a)	1,971	37,725
Integra LifeSciences Holdings Corp.(a)	843	29,244
Intuitive Surgical Inc.(a)	1,699	920,433

Security	Shares	Value
Invacare Corp.	66	1,094
IRIS International Inc.(a)(b)	546	7,376
Kensey Nash Corp.	363	10,621
Luminex Corp.(a)(b)	1,677	39,158
MAKO Surgical Corp.(a)(b)	1,409	59,389
Masimo Corp.(a)	2,246	52,511
Medical Action Industries Inc.(a)	311	1,779
MEDTOX Scientific Inc.(a)	322	5,429
Medtronic Inc.	39,956	1,565,876
Merge Healthcare Inc.(a)(b)	2,516	14,719
Meridian Bioscience Inc.	1,830	35,465
Merit Medical Systems Inc.(a)	1,896	23,548
Natus Medical Inc.(a)	645	7,695
Navidea Biopharmaceuticals Inc.(a)(b)	4,321	14,173
NuVasive Inc.(a)	1,839	30,969
NxStage Medical Inc.(a)(b)	1,986	38,270
OraSure Technologies Inc.(a)(b)	1,994	22,911
Orthofix International NV(a)(b)	773	29,049
PSS World Medical Inc.(a)	2,234	56,610
Quidel Corp.(a)	1,218	22,375
ResMed Inc.(a)(b)	6,260	193,497
Rockwell Medical Technologies Inc.(a)	690	6,527
Sirona Dental Systems Inc.(a)(b)	2,416	124,521
Spectranetics Corp.(a)(b)	1,429	14,862
St. Jude Medical Inc.	14,244	631,152
Staar Surgical Co.(a)	1,367	14,805
Stereotaxis Inc.(a)	1,885	1,225
Steris Corp.	2,539	80,283
Stryker Corp.	13,577	753,252
Symmetry Medical Inc.(a)	391	2,764
Synergetics USA Inc.(a)(b)	957	6,221
TECHNE Corp.	1,602	112,300
Thoratec Corp.(a)	2,454	82,724
Tornier NV(a)(b)	450	11,565
Unilife Corp.(a)(b)	2,864	11,628
Uroplasty Inc.(a)(b)	772	2,324
Varian Medical Systems Inc.(a)	5,062	349,076
Vascular Solutions Inc.(a)	722	7,790
Volcano Corp.(a)	2,281	64,666
West Pharmaceutical Services Inc.	787	33,471
Young Innovations Inc.	77	2,381
Zeltiq Aesthetics Inc.(a)	234	1,444
Zoll Medical Corp.(a)	946	87,628

		10,614,459

HEALTH CARE – SERVICES – 0.70%
Air Methods Corp.(a)(b)	482	42,054
Alliance Healthcare Services Inc.(a)(b)	1,050	1,575
AMERIGROUP Corp.(a)	1,272	85,580
Bio-Reference Laboratories Inc.(a)(b)	1,054	24,780
Brookdale Senior Living Inc.(a)	3,624	67,841
Capital Senior Living Corp.(a)	382	3,530
Centene Corp.(a)	1,346	65,914
Covance Inc.(a)	2,625	125,029
DaVita Inc.(a)	4,131	372,492
Emeritus Corp.(a)(b)	1,310	23,135
Ensign Group Inc. (The)	706	19,175
HCA Holdings Inc.	2,945	72,859
Health Management Associates Inc. Class A(a)	11,031	74,128
IPC The Hospitalist Co. Inc.(a)(b)	706	26,058
Laboratory Corp. of America Holdings(a)	4,332	396,551
LHC Group Inc.(a)	37	686
Lincare Holdings Inc.	3,825	98,991

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2012

Security	Shares	Value
MEDNAX Inc.(a)(b)	2,083	154,913
Metropolitan Health Networks Inc.(a)	1,801	16,875
Molina Healthcare Inc.(a)	720	24,214
Neostem Inc.(a)	1,467	554
Quest Diagnostics Inc.	6,248	382,065
RadNet Inc.(a)(b)	1,307	4,156
Select Medical Holdings Corp.(a)(b)	435	3,345
Skilled Healthcare Group Inc. Class A(a)	66	506
Sunrise Senior Living Inc.(a)(b)	1,841	11,635
Tenet Healthcare Corp.(a)(b)	861	4,572
U.S. Physical Therapy Inc.	504	11,617
Universal Health Services Inc. Class B	3,935	164,916
Vanguard Health Systems Inc.(a)	461	4,545
WellCare Health Plans Inc.(a)	1,851	133,050

		2,417,341

HOLDING COMPANIES – DIVERSIFIED – 0.01%
Home Loan Servicing Solutions Ltd.	380	5,297
Horizon Pharma Inc.(a)(b)	205	849
Primoris Services Corp.	995	15,980

		22,126

HOME BUILDERS – 0.00%
Winnebago Industries Inc.(a)(b)	1,243	12,181

		12,181

HOME FURNISHINGS – 0.14%
DTS Inc.(a)	743	22,454
Ethan Allen Interiors Inc.	362	9,166
Harman International Industries Inc.	2,001	93,667
Select Comfort Corp.(a)	2,129	68,958
Skullcandy Inc.(a)(b)	145	2,295
Tempur-Pedic International Inc.(a)(b)	2,769	233,787
TiVo Inc.(a)	5,096	61,101
Universal Electronics Inc.(a)	247	4,935

		496,363

HOUSEHOLD PRODUCTS & WARES – 0.47%
A.T. Cross Co. Class A(a)	374	4,503
American Greetings Corp. Class A	99	1,519
Avery Dennison Corp.	286	8,617
Church & Dwight Co. Inc.	3,574	175,805
Clorox Co. (The)	349	23,994
Kimberly-Clark Corp.	14,884	1,099,779
Scotts Miracle-Gro Co. (The) Class A	1,598	86,548
Spectrum Brands Holdings Inc.(a)	569	19,892
Tupperware Brands Corp.	2,492	158,242
WD-40 Co.	692	31,382

		1,610,281

HOUSEWARES – 0.03%
Libbey Inc.(a)(b)	845	10,934
Toro Co. (The)	1,343	95,501

		106,435

INSURANCE – 0.04%
AmTrust Financial Services Inc.	131	3,521
Crawford & Co. Class B	1,099	5,385
Erie Indemnity Co. Class A	1,187	92,515

Security	Shares	Value
Flagstone Reinsurance Holdings SA	130	1,023
Greenlight Capital Re Ltd. Class A(a)	272	6,699
Hallmark Financial Services Inc.(a)	206	1,625
State Auto Financial Corp.	73	1,067
Validus Holdings Ltd.	451	13,959

		125,794

INTERNET – 4.81%
1-800-FLOWERS.COM Inc.(a)	66	200
AboveNet Inc.(a)	995	82,386
Active Network Inc. (The)(a)	616	10,367
Amazon.com Inc.(a)	15,728	3,185,077
Ancestry.com Inc.(a)(b)	1,417	32,223
Angie’s List Inc.(a)(b)	230	4,345
Archipelago Learning Inc.(a)	297	3,303
Bankrate Inc.(a)	725	17,944
Bazaarvoice Inc.(a)	362	7,193
Blue Nile Inc.(a)(b)	512	16,886
Boingo Wireless Inc.(a)	186	2,251
Brightcove Inc.(a)	196	4,861
BroadSoft Inc.(a)	1,002	38,326
Cogent Communications Group Inc.(a)(b)	1,971	37,607
comScore Inc.(a)	1,429	30,566
Constant Contact Inc.(a)(b)	1,310	39,025
DealerTrack Holdings Inc.(a)	1,570	47,508
Dice Holdings Inc.(a)(b)	2,075	19,360
Digital River Inc.(a)	210	3,929
eBay Inc.(a)	27,212	1,003,851
ePlus Inc.(a)	13	416
Equinix Inc.(a)(b)	2,031	319,781
eResearchTechnology Inc.(a)	1,090	8,524
Expedia Inc.	2,464	82,396
F5 Networks Inc.(a)	3,504	472,900
FriendFinder Networks Inc.(a)(b)	237	322
Global Sources Ltd.(a)	458	2,821
Google Inc. Class A(a)	10,892	6,984,386
Groupon Inc.(a)(b)	1,404	25,805
HealthStream Inc.(a)(b)	790	18,320
HomeAway Inc.(a)	226	5,734
ICG Group Inc.(a)	109	975
InfoSpace Inc.(a)	200	2,562
Internap Network Services Corp.(a)(b)	1,926	14,137
IntraLinks Holdings Inc.(a)	1,364	7,216
Keynote Systems Inc.	668	13,200
Limelight Networks Inc.(a)	2,462	8,100
LinkedIn Corp.(a)	420	42,836
Lionbridge Technologies Inc.(a)(b)	2,631	7,577
Liquidity Services Inc.(a)	807	36,154
LoopNet Inc.(a)	794	14,911
Move Inc.(a)(b)	1,750	16,992
Netflix Inc.(a)	2,396	275,636
NIC Inc.	2,742	33,260
NutriSystem Inc.	1,136	12,757
OpenTable Inc.(a)	1,002	40,551
Openwave Systems Inc.(a)	1,189	2,699
Overstock.com Inc.(a)(b)	494	2,589
Pandora Media Inc.(a)	384	3,921
Perficient Inc.(a)(b)	727	8,731
Priceline.com Inc.(a)	2,147	1,540,472
Quepasa Corp.(a)(b)	295	1,310
QuinStreet Inc.(a)(b)	141	1,479
Rackspace Hosting Inc.(a)	4,471	258,379
ReachLocal Inc.(a)	430	3,066

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2012

Security	Shares	Value
Responsys Inc.(a)	407	4,872
Saba Software Inc.(a)(b)	1,369	13,430
Sapient Corp.	4,671	58,154
Shutterfly Inc.(a)(b)	1,320	41,356
Sourcefire Inc.(a)(b)	1,252	60,259
SPS Commerce Inc.(a)	358	9,623
Stamps.com Inc.(a)	533	14,860
Support.com Inc.(a)(b)	1,287	4,054
Symantec Corp.(a)	32,725	611,957
TechTarget Inc.(a)(b)	436	3,021
TeleCommunication Systems Inc.(a)	834	2,318
TIBCO Software Inc.(a)	7,158	218,319
Towerstream Corp.(a)	1,733	8,232
Travelzoo Inc.(a)(b)	235	5,405
TripAdvisor Inc.(a)	2,458	87,677
US Auto Parts Network Inc.(a)(b)	632	2,281
ValueClick Inc.(a)	3,368	66,484
Vasco Data Security International Inc.(a)	1,157	12,484
VeriSign Inc.	6,890	264,163
VirnetX Holding Corp.(a)(b)	1,797	43,002
Vocus Inc.(a)	753	9,977
Web.com Group Inc.(a)	1,241	17,908
WebMD Health Corp.(a)	2,569	65,715
Websense Inc.(a)	1,642	34,630
XO Group Inc.(a)	613	5,756
Zix Corp.(a)(b)	2,843	8,273
Zynga Inc. Class A(a)	3,923	51,587

		16,583,920

IRON & STEEL – 0.26%
AK Steel Holding Corp.	953	7,205
Allegheny Technologies Inc.	4,597	189,259
Carpenter Technology Corp.	1,905	99,498
Cliffs Natural Resources Inc.	6,324	438,000
Metals USA Holdings Corp.(a)	495	7,133
Reliance Steel & Aluminum Co.	487	27,506
Schnitzer Steel Industries Inc. Class A	273	10,891
Steel Dynamics Inc.	6,934	100,820

		880,312

LEISURE TIME – 0.30%
Ambassadors Group Inc.	52	278
Brunswick Corp.	3,831	98,648
Harley-Davidson Inc.	10,224	501,794
Interval Leisure Group Inc.(b)	1,730	30,102
Life Time Fitness Inc.(a)(b)	1,643	83,087
Marine Products Corp.	205	1,220
Polaris Industries Inc.	2,795	201,659
Royal Caribbean Cruises Ltd.	3,274	96,354
Town Sports International Holdings Inc.(a)	369	4,660

		1,017,802

LODGING – 0.67%
Ameristar Casinos Inc.	1,376	25,635
Caesars Entertainment Corp.(a)	500	7,370
Choice Hotels International Inc.	99	3,697
Hyatt Hotels Corp. Class A(a)	94	4,016
Las Vegas Sands Corp.	16,959	976,330
Marriott International Inc. Class A	11,224	424,828
MGM Resorts International(a)	3,439	46,839
Morgans Hotel Group Co.(a)	322	1,594
Starwood Hotels & Resorts Worldwide Inc.	8,440	476,100
Wynn Resorts Ltd.	2,757	344,294

		2,310,703

Security	Shares	Value
MACHINERY – 2.47%
Alamo Group Inc.	20	601
Albany International Corp. Class A	225	5,164
Altra Holdings Inc.(a)(b)	1,149	22,061
Applied Industrial Technologies Inc.	1,819	74,816
Babcock & Wilcox Co. (The)(a)	5,094	131,171
Cascade Corp.	22	1,103
Caterpillar Inc.	27,900	2,971,908
Chart Industries Inc.(a)	1,261	92,469
Cognex Corp.	1,472	62,354
Columbus McKinnon Corp.(a)(b)	652	10,621
Cummins Inc.	8,486	1,018,660
Deere & Co.	18,157	1,468,901
DXP Enterprises Inc.(a)(b)	371	16,135
Flow International Corp.(a)(b)	1,782	7,164
Flowserve Corp.	2,193	253,313
Gardner Denver Inc.	2,267	142,866
Global Power Equipment Group Inc.(a)	336	9,307
Gorman-Rupp Co. (The)	647	18,880
Graco Inc.	2,627	139,389
IDEX Corp.	3,217	135,532
iRobot Corp.(a)	1,016	27,696
Joy Global Inc.	4,542	333,837
Kadant Inc.(a)	139	3,311
Lindsay Corp.	540	35,786
Manitowoc Co. Inc. (The)	5,648	78,281
Middleby Corp. (The)(a)	807	81,652
Nordson Corp.	2,489	135,675
Rockwell Automation Inc.	6,239	497,248
Roper Industries Inc.	4,146	411,117
Sauer-Danfoss Inc.	494	23,218
Tennant Co.	826	36,344
Twin Disc Inc.	360	9,392
Wabtec Corp.	2,090	157,523
Zebra Technologies Corp. Class A(a)	2,372	97,679

		8,511,174

MANUFACTURING – 2.29%
3M Co.	27,153	2,422,319
Actuant Corp. Class A	463	13,422
AZZ Inc.	539	27,834
Blount International Inc.(a)(b)	2,085	34,778
Carlisle Companies Inc.	211	10,533
CLARCOR Inc.	2,081	102,156
Colfax Corp.(a)	2,126	74,920
Cooper Industries PLC	4,672	298,774
Danaher Corp.	23,755	1,330,280
Donaldson Co. Inc.	6,620	236,533
Dover Corp.	6,284	395,515
Eaton Corp.	5,603	279,198
EnPro Industries Inc.(a)	380	15,618
Fabrinet(a)(b)	871	15,425
Federal Signal Corp.(a)	223	1,240
GP Strategies Corp.(a)	194	3,395
Handy & Harman Ltd.(a)(b)	39	563
Harsco Corp.	308	7,226
Hexcel Corp.(a)	3,605	86,556
Hillenbrand Inc.	2,684	61,598

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2012

Security	Shares	Value
Illinois Tool Works Inc.	18,016	1,029,074
Ingersoll-Rand PLC	10,712	442,941
John Bean Technologies Corp.	1,145	18,549
Koppers Holdings Inc.	920	35,475
Leggett & Platt Inc.	4,657	107,158
LSB Industries Inc.(a)(b)	787	30,630
Metabolix Inc.(a)(b)	1,045	2,957
Myers Industries Inc.	98	1,446
NL Industries Inc.	272	4,053
Pall Corp.	5,026	299,700
Park-Ohio Holdings Corp.(a)(b)	354	7,098
Parker Hannifin Corp.	2,698	228,116
PMFG Inc.(a)(b)	901	13,524
Polypore International Inc.(a)(b)	1,704	59,913
Proto Labs Inc.(a)	175	5,966
Raven Industries Inc.	800	48,808
Smith & Wesson Holding Corp.(a)	872	6,758
SPX Corp.	595	46,130
Standex International Corp.	92	3,789
Sturm, Ruger & Co. Inc.	811	39,820
Textron Inc.	691	19,231
TriMas Corp.(a)(b)	1,090	24,405

		7,893,424

MEDIA – 2.60%
AMC Networks Inc. Class A(a)	2,333	104,122
Belo Corp. Class A	1,170	8,389
Cablevision NY Group Class A	9,381	137,713
CBS Corp. Class B NVS	4,491	152,290
Charter Communications Inc. Class A(a)(b)	2,200	139,590
Comcast Corp. Class A	52,022	1,561,180
Crown Media Holdings Inc. Class A(a)(b)	328	522
Cumulus Media Inc. Class A(a)	620	2,164
Demand Media Inc.(a)	334	2,422
Digital Domain Media Group Inc.(a)(b)	82	467
Digital Generation Inc.(a)	900	9,189
DIRECTV Class A(a)	30,525	1,506,103
Discovery Communications Inc. Series A(a)	11,433	578,510
DISH Network Corp. Class A	6,484	213,518
Entravision Communications Corp. Class A	1,257	2,149
FactSet Research Systems Inc.	2,003	198,377
John Wiley & Sons Inc. Class A	2,020	96,132
Knology Inc.(a)(b)	1,202	21,876
Liberty Global Inc. Series A(a)	12,005	601,210
Lin TV Corp. Class A(a)	94	381
McGraw-Hill Companies Inc. (The)	9,892	479,465
Nexstar Broadcasting Group Inc.(a)	83	690
Nielsen Holdings NV(a)	3,011	90,752
Scripps Networks Interactive Inc. Class A	3,849	187,408
Sinclair Broadcast Group Inc. Class A	139	1,537
Sirius XM Radio Inc.(a)(b)	170,620	394,132
Thomson Reuters Corp.	7,679	221,923
Time Warner Cable Inc.	13,801	1,124,782
Value Line Inc.	47	577
Viacom Inc. Class B NVS	23,883	1,133,487
World Wrestling Entertainment Inc. Class A	1,044	9,260

		8,980,317

METAL FABRICATE & HARDWARE – 0.44%
Ampco-Pittsburgh Corp.	34	684
CIRCOR International Inc.	461	15,337
Dynamic Materials Corp.	578	12,202

Security	Shares	Value
Furmanite Corp.(a)(b)	1,585	10,176
Haynes International Inc.	407	25,783
Mueller Industries Inc.	217	9,863
NN Inc.(a)(b)	715	5,834
Omega Flex Inc.(a)(b)	122	1,549
Precision Castparts Corp.	6,204	1,072,672
RBC Bearings Inc.(a)(b)	775	35,751
RTI International Metals Inc.(a)	176	4,059
Sun Hydraulics Corp.	841	22,000
Timken Co. (The)	3,193	162,013
Valmont Industries Inc.	985	115,649
Worthington Industries Inc.	1,443	27,677

		1,521,249

MINING – 0.77%
Allied Nevada Gold Corp.(a)(b)	3,895	126,704
AMCOL International Corp.	1,044	30,788
Coeur d’Alene Mines Corp.(a)	237	5,626
Compass Minerals International Inc.	1,432	102,732
Freeport-McMoRan Copper & Gold Inc.	40,984	1,559,031
General Moly Inc.(a)(b)	2,882	9,655
Globe Specialty Metals Inc.	2,798	41,606
Gold Resource Corp.(b)	1,218	29,610
Golden Minerals Co.(a)(b)	1,113	9,383
Hecla Mining Co.	11,927	55,103
Horsehead Holding Corp.(a)	88	1,002
Kaiser Aluminum Corp.	306	14,462
Materion Corp.(a)	66	1,896
McEwen Mining Inc.(a)(b)	4,514	20,042
Midway Gold Corp.(a)	3,938	5,631
Molycorp Inc.(a)(b)	2,422	81,936
Noranda Aluminium Holding Corp.	968	9,651
Paramount Gold and Silver Corp.(a)(b)	5,014	11,332
Revett Minerals Inc.(a)	588	2,458
Royal Gold Inc.	2,533	165,202
Southern Copper Corp.	7,437	235,827
Stillwater Mining Co.(a)(b)	4,996	63,149
Titanium Metals Corp.	1,950	26,442
United States Lime & Minerals Inc.(a)	24	1,437
Ur-Energy Inc.(a)	3,631	4,430
Uranerz Energy Corp.(a)(b)	2,758	6,950
Uranium Energy Corp.(a)(b)	3,495	13,631
Uranium Resources Inc.(a)(b)	3,999	3,639
US Silica Holdings Inc.(a)	315	6,596
Vista Gold Corp.(a)	474	1,488

		2,647,439

OFFICE FURNISHINGS – 0.05%
CompX International Inc.	5	70
Herman Miller Inc.	2,524	57,951
HNI Corp.	1,972	54,723
Interface Inc. Class A	2,248	31,360
Knoll Inc.	2,047	34,062
Steelcase Inc. Class A	399	3,830

		181,996

OIL & GAS – 6.79%
Abraxas Petroleum Corp.(a)	3,522	10,989
Alon USA Energy Inc.	368	3,330
Anadarko Petroleum Corp.	3,281	257,034
Apache Corp.	4,780	480,103

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2012

Security	Shares	Value
Apco Oil and Gas International Inc.(b)	391	26,654
Approach Resources Inc.(a)	814	30,077
ATP Oil & Gas Corp.(a)(b)	1,904	13,994
Atwood Oceanics Inc.(a)	697	31,288
Berry Petroleum Co. Class A	2,240	105,571
Bill Barrett Corp.(a)	156	4,058
Bonanza Creek Energy Inc.(a)	290	6,337
BPZ Resources Inc.(a)(b)	1,060	4,272
Cabot Oil & Gas Corp.	9,049	282,057
Callon Petroleum Co.(a)(b)	1,675	10,536
Carrizo Oil & Gas Inc.(a)	1,670	47,194
Cheniere Energy Inc.(a)(b)	6,675	99,991
Chevron Corp.	4,963	532,232
Cimarex Energy Co.	993	74,942
Clayton Williams Energy Inc.(a)(b)	252	20,019
Cobalt International Energy Inc.(a)	4,745	142,492
Concho Resources Inc.(a)	4,471	456,400
Contango Oil & Gas Co.(a)(b)	523	30,810
Continental Resources Inc.(a)	1,813	155,592
CVR Energy Inc.(a)	3,817	102,105
Denbury Resources Inc.(a)	14,513	264,572
Diamond Offshore Drilling Inc.	1,394	93,049
Energy XXI (Bermuda) Ltd.(a)	3,265	117,899
EOG Resources Inc.	11,611	1,289,982
EQT Corp.	2,274	109,630
Evolution Petroleum Corp.(a)	692	6,436
EXCO Resources Inc.	6,067	40,224
Exxon Mobil Corp.	157,331	13,645,318
Forest Oil Corp.(a)	3,806	46,129
FX Energy Inc.(a)(b)	2,242	12,196
GeoResources Inc.(a)	331	10,837
GMX Resources Inc.(a)(b)	829	1,053
Goodrich Petroleum Corp.(a)	1,105	21,017
Gulfport Energy Corp.(a)	1,981	57,687
Helmerich & Payne Inc.	3,830	206,628
HollyFrontier Corp.	8,261	265,591
Houston American Energy Corp.(a)(b)	708	3,696
Hyperdynamics Corp.(a)(b)	7,706	9,941
Isramco Inc.(a)(b)	50	4,368
Kodiak Oil & Gas Corp.(a)(b)	11,161	111,164
Kosmos Energy Ltd.(a)	1,186	15,703
Laredo Petroleum Holdings Inc.(a)	567	13,290
Magnum Hunter Resources Corp.(a)(b)	4,768	30,563
Matador Resources Co.(a)	408	4,468
McMoRan Exploration Co.(a)(b)	4,314	46,160
Murphy Oil Corp.	1,292	72,701
Newfield Exploration Co.(a)	3,352	116,247
Noble Energy Inc.	1,535	150,092
Northern Oil and Gas Inc.(a)(b)	2,782	57,699
Oasis Petroleum Inc.(a)	2,596	80,035
Occidental Petroleum Corp.	10,123	964,013
Panhandle Oil and Gas Inc.	322	9,493
Patterson-UTI Energy Inc.	731	12,639
PetroQuest Energy Inc.(a)	531	3,260
Pioneer Natural Resources Co.	4,329	483,073
QEP Resources Inc.	6,023	183,701
Quicksilver Resources Inc.(a)(b)	329	1,658
Range Resources Corp.	6,959	404,596
Resolute Energy Corp.(a)	1,980	22,532
Rex Energy Corp.(a)(b)	1,552	16,575
Rosetta Resources Inc.(a)	2,281	111,222
Rowan Companies Inc.(a)	900	29,637
Sanchez Energy Corp.(a)	289	6,488

Security	Shares	Value
SandRidge Energy Inc.(a)(b)	17,729	138,818
SM Energy Co.	2,219	157,039
Southwestern Energy Co.(a)	15,036	460,102
Stone Energy Corp.(a)(b)	2,138	61,125
Triangle Petroleum Corp.(a)	883	6,093
Ultra Petroleum Corp.(a)(b)	6,587	149,064
VAALCO Energy Inc.(a)	261	2,466
Venoco Inc.(a)	301	3,263
Voyager Oil & Gas Inc.(a)	1,468	3,567
W&T Offshore Inc.	1,559	32,864
Warren Resources Inc.(a)	472	1,539
Western Refining Inc.	2,201	41,423
Whiting Petroleum Corp.(a)	5,087	276,224
Zion Oil & Gas Inc.(a)(b)	1,302	3,437

		23,418,363

OIL & GAS SERVICES – 2.40%
Baker Hughes Inc.	7,484	313,879
Basic Energy Services Inc.(a)	1,032	17,905
C&J Energy Services Inc.(a)(b)	266	4,732
Cal Dive International Inc.(a)	2,511	8,286
Cameron International Corp.(a)	7,813	412,761
CARBO Ceramics Inc.(b)	831	87,629
Core Laboratories NV	1,978	260,245
Dawson Geophysical Co.(a)	90	3,092
Dresser-Rand Group Inc.(a)	3,265	151,463
Dril-Quip Inc.(a)	1,475	95,904
Flotek Industries Inc.(a)(b)	2,133	25,639
FMC Technologies Inc.(a)	10,390	523,864
Geokinetics Inc.(a)(b)	452	796
Global Geophysical Services Inc.(a)(b)	776	8,233
Gulf Island Fabrication Inc.	86	2,517
Halliburton Co.	39,580	1,313,660
ION Geophysical Corp.(a)(b)	5,844	37,694
Key Energy Services Inc.(a)	4,798	74,129
Lufkin Industries Inc.	1,457	117,507
Matrix Service Co.(a)	179	2,508
Mitcham Industries Inc.(a)	328	7,367
Newpark Resources Inc.(a)	256	2,097
Oceaneering International Inc.	4,681	252,259
Oil States International Inc.(a)	1,861	145,270
OYO Geospace Corp.(a)	190	20,013
Pioneer Drilling Co.(a)(b)	2,155	18,964
RPC Inc.(b)	2,757	29,252
Schlumberger Ltd.	58,724	4,106,569
Superior Energy Services Inc.(a)	6,677	176,006
Targa Resources Corp.	706	32,088
Tesco Corp.(a)	1,049	14,885
Tetra Technologies Inc.(a)	345	3,250
Thermon Group Holdings Inc.(a)	432	8,834
Willbros Group Inc.(a)	322	1,043

		8,280,340

PACKAGING & CONTAINERS – 0.29%
AEP Industries Inc.(a)(b)	201	6,997
Ball Corp.	6,739	288,968
Crown Holdings Inc.(a)	6,763	249,081
Graphic Packaging Holding Co.(a)(b)	5,975	32,982
Packaging Corp. of America	4,001	118,390
Rock-Tenn Co. Class A	2,993	202,207
Silgan Holdings Inc.	2,152	95,119

		993,744

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2012

Security	Shares	Value
PHARMACEUTICALS – 4.54%
Abbott Laboratories	63,161	3,871,138
Achillion Pharmaceuticals Inc.(a)(b)	2,112	20,233
Acura Pharmaceuticals Inc.(a)(b)	456	1,578
Akorn Inc.(a)(b)	2,397	28,045
Align Technology Inc.(a)	2,629	72,429
Alimera Sciences Inc.(a)	478	1,616
Alkermes PLC(a)	4,088	75,832
Allergan Inc.	13,184	1,258,149
Allos Therapeutics Inc.(a)(b)	2,724	4,032
AmerisourceBergen Corp.	11,181	443,662
Amicus Therapeutics Inc.(a)(b)	971	5,127
Ampio Pharmaceuticals Inc.(a)(b)	844	2,878
Anacor Pharmaceuticals Inc.(a)	459	2,703
Antares Pharma Inc.(a)(b)	3,756	12,132
Anthera Pharmaceuticals Inc.(a)	890	1,967
Ardea Biosciences Inc.(a)	1,004	21,847
Array BioPharma Inc.(a)	1,647	5,616
Auxilium Pharmaceuticals Inc.(a)	2,127	39,498
AVANIR Pharmaceuticals Inc. Class A(a)(b)	5,274	18,037
AVI BioPharma Inc.(a)	5,805	8,940
BioMarin Pharmaceutical Inc.(a)	4,792	164,126
BioScrip Inc.(a)	1,324	8,990
BioSpecifics Technologies Corp.(a)(b)	208	3,291
Cadence Pharmaceuticals Inc.(a)	2,169	8,025
Cardinal Health Inc.	7,580	326,774
Catalyst Health Solutions Inc.(a)	1,833	116,817
Cempra Inc.(a)	200	1,510
ChemoCentryx Inc.(a)	194	2,068
Clovis Oncology Inc.(a)(b)	346	8,806
Corcept Therapeutics Inc.(a)(b)	1,754	6,893
Cytori Therapeutics Inc.(a)(b)	1,511	3,762
DENTSPLY International Inc.	2,497	100,205
Depomed Inc.(a)(b)	2,296	14,373
DURECT Corp.(a)(b)	3,213	2,570
Dusa Pharmaceuticals Inc.(a)(b)	1,048	6,560
Dyax Corp.(a)(b)	3,460	5,398
Eli Lilly and Co.	14,655	590,157
Endo Pharmaceuticals Holdings Inc.(a)	5,034	194,967
Endocyte Inc.(a)	738	3,675
Express Scripts Inc.(a)	21,115	1,144,011
Herbalife Ltd.	5,151	354,492
Hi-Tech Pharmacal Co. Inc.(a)	138	4,958
Idenix Pharmaceuticals Inc.(a)(b)	747	7,313
Impax Laboratories Inc.(a)	2,551	62,704
Infinity Pharmaceuticals Inc.(a)	822	9,831
Ironwood Pharmaceuticals Inc. Class A(a)	2,341	31,159
Isis Pharmaceuticals Inc.(a)(b)	4,265	37,404
ISTA Pharmaceuticals Inc.(a)	1,374	12,380
Jazz Pharmaceuticals PLC(a)(b)	961	46,580
Johnson & Johnson	24,194	1,595,836
K-V Pharmaceutical Co. Class A(a)(b)	1,463	1,931
Keryx Biopharmaceuticals Inc.(a)(b)	2,957	14,726
Lannett Co. Inc.(a)	211	880
MannKind Corp.(a)	4,321	10,673
MAP Pharmaceuticals Inc.(a)(b)	939	13,484
McKesson Corp.	10,901	956,781
Mead Johnson Nutrition Co. Class A	1,611	132,875
Medco Health Solutions Inc.(a)	17,292	1,215,628
Medicis Pharmaceutical Corp. Class A	2,184	82,097

Security	Shares	Value
Medivation Inc.(a)	1,348	100,723
Mylan Inc.(a)	17,215	403,692
Nabi Biopharmaceuticals(a)(b)	1,835	3,413
Nature’s Sunshine Products Inc.(a)(b)	475	7,609
Nektar Therapeutics(a)(b)	3,081	24,401
Neogen Corp.(a)	1,029	40,203
Neurocrine Biosciences Inc.(a)	1,814	14,458
Obagi Medical Products Inc.(a)	795	10,653
Omega Protein Corp.(a)	77	586
Onyx Pharmaceuticals Inc.(a)	2,748	103,545
Opko Health Inc.(a)(b)	4,664	22,061
Optimer Pharmaceuticals Inc.(a)(b)	1,986	27,605
Orexigen Therapeutics Inc.(a)	2,032	8,331
Osiris Therapeutics Inc.(a)(b)	709	3,630
Pacira Pharmaceuticals Inc.(a)	245	2,827
Pain Therapeutics Inc.(a)	1,582	5,679
Par Pharmaceutical Companies Inc.(a)	1,078	41,751
Patterson Companies Inc.	1,610	53,774
Pernix Therapeutics Holdings(a)	142	1,278
Perrigo Co.	3,595	371,399
Pharmacyclics Inc.(a)(b)	2,022	56,131
POZEN Inc.(a)	1,090	6,540
Progenics Pharmaceuticals Inc.(a)(b)	932	9,227
Questcor Pharmaceuticals Inc.(a)(b)	2,305	86,714
Raptor Pharmaceutical Corp.(a)(b)	2,052	13,872
Rigel Pharmaceuticals Inc.(a)(b)	2,242	18,048
Sagent Pharmaceuticals Inc.(a)	287	5,129
Salix Pharmaceuticals Ltd.(a)(b)	2,533	132,982
Santarus Inc.(a)(b)	2,278	13,326
Savient Pharmaceuticals Inc.(a)(b)	2,160	4,709
Schiff Nutrition International Inc.(a)	148	1,819
SciClone Pharmaceuticals Inc.(a)(b)	1,474	9,301
SIGA Technologies Inc.(a)(b)	1,474	4,953
Sucampo Pharmaceuticals Inc. Class A(a)(b)	545	4,060
SXC Health Solutions Corp.(a)	2,673	200,368
Synta Pharmaceuticals Corp.(a)(b)	1,304	5,672
Synutra International Inc.(a)(b)	763	4,486
Targacept Inc.(a)	1,178	6,031
Theravance Inc.(a)	2,543	49,588
USANA Health Sciences Inc.(a)(b)	294	10,975
Vanda Pharmaceuticals Inc.(a)(b)	1,126	5,394
VIVUS Inc.(a)	4,255	95,142
Warner Chilcott PLC Class A(a)	6,708	112,761
Watson Pharmaceuticals Inc.(a)	5,166	346,432
XenoPort Inc.(a)	1,237	5,566
Zalicus Inc.(a)(b)	1,929	2,315
Zogenix Inc.(a)(b)	521	1,042

		15,660,370

PIPELINES – 0.34%
Crosstex Energy Inc.	1,553	21,959
El Paso Corp.	31,338	926,038
Kinder Morgan Inc.(b)	5,041	194,835
ONEOK Inc.	339	27,683

		1,170,515

REAL ESTATE – 0.11%
CBRE Group Inc. Class A(a)	12,608	251,656
HFF Inc. Class A(a)(b)	1,239	20,406
Jones Lang LaSalle Inc.	1,451	120,883

		392,945

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2012

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 2.11%
Acadia Realty Trust	420	9,467
AG Mortgage Investment Trust Inc.	123	2,428
Alexander’s Inc.	89	35,055
American Assets Trust Inc.	1,305	29,754
American Campus Communities Inc.	1,429	63,905
American Capital Mortgage Investment Corp.	144	3,135
American Tower Corp.	17,153	1,080,982
Apartment Investment and Management Co. Class A	3,523	93,042
Associated Estates Realty Corp.	89	1,454
Boston Properties Inc.(b)	5,174	543,218
Camden Property Trust	2,454	161,350
CBL & Associates Properties Inc.	1,986	37,575
Cogdell Spencer Inc.	503	2,133
Corporate Office Properties Trust	962	22,328
Digital Realty Trust Inc.	4,648	343,813
DuPont Fabros Technology Inc.	962	23,521
EastGroup Properties Inc.	533	26,767
Equity Lifestyle Properties Inc.	965	67,299
Equity Residential	948	59,364
Essex Property Trust Inc.	843	127,723
Extra Space Storage Inc.	1,618	46,582
Federal Realty Investment Trust	2,028	196,290
FelCor Lodging Trust Inc.(a)	2,661	9,580
Getty Realty Corp.	510	7,946
Gladstone Commercial Corp.(b)	152	2,616
Glimcher Realty Trust	5,291	54,074
Highwoods Properties Inc.(b)	2,295	76,469
Home Properties Inc.	2,067	126,108
Investors Real Estate Trust(b)	804	6,183
Kilroy Realty Corp.	1,462	68,144
LTC Properties Inc.	267	8,544
Macerich Co. (The)	2,030	117,233
Mid-America Apartment Communities Inc.	1,776	119,045
National Health Investors Inc.	487	23,756
Newcastle Investment Corp.(b)	4,260	26,753
Omega Healthcare Investors Inc.	4,182	88,909
Plum Creek Timber Co. Inc.	4,218	175,300
Potlatch Corp.	925	28,990
PS Business Parks Inc.	154	10,093
Public Storage	5,719	790,194
Rayonier Inc.	5,281	232,839
Sabra Healthcare REIT Inc.	435	7,151
Saul Centers Inc.	322	12,996
Simon Property Group Inc.	10,369	1,510,556
Strategic Hotels & Resorts Inc.(a)	1,890	12,436
Tanger Factory Outlet Centers Inc.	3,693	109,793
UDR Inc.	726	19,391
Universal Health Realty Income Trust	269	10,660
Urstadt Biddle Properties Inc. Class A	125	2,468
Ventas Inc.	6,650	379,715
Vornado Realty Trust	884	74,433
Washington Real Estate Investment Trust	715	21,236
Weyerhaeuser Co.	6,767	148,333

		7,259,129

RETAIL – 8.27%
Abercrombie & Fitch Co. Class A	3,266	162,026
Advance Auto Parts Inc.	3,197	283,158
Aeropostale Inc.(a)	3,521	76,124
AFC Enterprises Inc.(a)(b)	1,063	18,028

Security	Shares	Value
America’s Car-Mart Inc.(a)	200	8,796
ANN INC.(a)	2,091	59,886
Ascena Retail Group Inc.(a)	2,704	119,841
AutoNation Inc.(a)	735	25,218
AutoZone Inc.(a)	1,095	407,121
Bed Bath & Beyond Inc.(a)	10,790	709,658
Big Lots Inc.(a)	969	41,686
Biglari Holdings Inc.(a)	5	2,014
BJ’s Restaurants Inc.(a)(b)	1,061	53,421
Body Central Corp.(a)(b)	502	14,568
Bravo Brio Restaurant Group Inc.(a)(b)	829	16,547
Brinker International Inc.	3,226	88,876
Buckle Inc. (The)	1,185	56,761
Buffalo Wild Wings Inc.(a)	790	71,645
Caribou Coffee Co. Inc.(a)	256	4,772
CarMax Inc.(a)	1,602	55,509
Carrols Restaurant Group Inc.(a)	541	8,250
Casey’s General Stores Inc.	1,650	91,509
Cash America International Inc.	425	20,370
Cato Corp. (The) Class A	1,186	32,781
CEC Entertainment Inc.	782	29,646
Cheesecake Factory Inc. (The)(a)	2,363	69,449
Chico’s FAS Inc.	5,144	77,674
Chipotle Mexican Grill Inc.(a)	1,347	563,046
Coinstar Inc.(a)	1,372	87,191
Conn’s Inc.(a)	39	599
Copart Inc.(a)	4,864	126,804
Cost Plus Inc.(a)(b)	515	9,219
Costco Wholesale Corp.	18,902	1,716,302
Cracker Barrel Old Country Store Inc.	957	53,401
Darden Restaurants Inc.	5,564	284,654
Denny’s Corp.(a)(b)	3,064	12,379
Destination Maternity Corp.	455	8,449
Dick’s Sporting Goods Inc.	4,069	195,638
DineEquity Inc.(a)(b)	664	32,934
Dollar General Corp.(a)	4,280	197,736
Dollar Tree Inc.(a)	5,005	472,922
Domino’s Pizza Inc.	956	34,703
DSW Inc. Class A	957	52,415
Dunkin’ Brands Group Inc.	944	28,424
Einstein Noah Restaurant Group Inc.	218	3,253
Express Inc.(a)	2,432	60,751
EZCORP Inc. Class A NVS(a)	2,008	65,170
Family Dollar Stores Inc.	5,280	334,118
Finish Line Inc. (The) Class A	680	14,430
First Cash Financial Services Inc.(a)(b)	1,275	54,685
Francesca’s Holdings Corp.(a)	144	4,552
Genesco Inc.(a)	99	7,093
GNC Holdings Inc. Class A	1,018	35,518
Gordmans Stores Inc.(a)	213	4,680
Guess? Inc.	2,779	86,844
Harris Teeter Supermarkets Inc.	1,132	45,393
hhgregg Inc.(a)(b)	48	546
Hibbett Sports Inc.(a)	1,206	65,787
Home Depot Inc. (The)	41,699	2,097,877
HSN Inc.	1,719	65,374
Jack in the Box Inc.(a)	111	2,661
Jamba Inc.(a)(b)	2,821	5,839
Jos. A. Bank Clothiers Inc.(a)	1,189	59,937
Kenneth Cole Productions Inc. Class A(a)	98	1,578
Kohl’s Corp.	9,280	464,278
Krispy Kreme Doughnuts Inc.(a)(b)	2,498	18,235
Limited Brands Inc.	10,794	518,112

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2012

Security	Shares	Value
Liz Claiborne Inc.(a)	202	2,699
Lumber Liquidators Holdings Inc.(a)(b)	987	24,784
Macy’s Inc.	2,300	91,379
Mattress Firm Holding Corp.(a)	84	3,184
McDonald’s Corp.	44,903	4,404,984
Men’s Wearhouse Inc. (The)	376	14,578
Michael Kors Holdings Ltd.(a)	1,876	87,403
MSC Industrial Direct Co. Inc. Class A	1,919	159,814
New York & Co. Inc.(a)	66	246
Nordstrom Inc.	6,655	370,817
Nu Skin Enterprises Inc. Class A	2,372	137,363
O’Reilly Automotive Inc.(a)	5,556	507,541
P.F. Chang’s China Bistro Inc.	843	33,315
Panera Bread Co. Class A(a)	1,262	203,081
Pantry Inc. (The)(a)	66	859
Papa John’s International Inc.(a)	809	30,467
PetMed Express Inc.	928	11,489
PetSmart Inc.	4,917	281,351
Pier 1 Imports Inc.(a)	1,329	24,161
PriceSmart Inc.	762	55,481
PVH Corp.	381	34,035
Red Robin Gourmet Burgers Inc.(a)	499	18,558
Rite Aid Corp.(a)	1,763	3,068
Ross Stores Inc.	10,167	590,703
Roundy’s Inc.(a)	339	3,627
rue21 Inc.(a)(b)	641	18,807
Ruth’s Hospitality Group Inc.(a)	254	1,928
Sally Beauty Holdings Inc.(a)	3,833	95,058
Sonic Corp.(a)(b)	2,641	20,283
Starbucks Corp.	32,435	1,812,792
Systemax Inc.(a)	28	472
Target Corp.	1,568	91,367
Teavana Holdings Inc.(a)(b)	104	2,051
Texas Roadhouse Inc.	2,607	43,380
Tiffany & Co.	5,534	382,565
TJX Companies Inc. (The)	33,404	1,326,473
Tractor Supply Co.	3,134	283,815
Ulta Salon, Cosmetics & Fragrance Inc.	1,963	182,343
Urban Outfitters Inc.(a)	4,708	137,050
Vera Bradley Inc.(a)(b)	843	25,450
Vitamin Shoppe Inc.(a)(b)	1,065	47,084
Wal-Mart Stores Inc.	58,363	3,571,816
Walgreen Co.	37,382	1,251,923
Williams-Sonoma Inc.	2,370	88,828
Winmark Corp.	97	5,620
World Fuel Services Corp.	1,767	72,447
Yum! Brands Inc.	20,140	1,433,565
Zumiez Inc.(a)	910	32,860

		28,521,825

SAVINGS & LOANS – 0.02%
BofI Holding Inc.(a)	23	393
Clifton Savings Bancorp Inc.	38	396
Hudson City Bancorp Inc.	2,046	14,956
Investors Bancorp Inc.(a)	277	4,161
People’s United Financial Inc.	3,127	41,401
Westfield Financial Inc.	322	2,547

		63,854

SEMICONDUCTORS – 3.80%
Advanced Micro Devices Inc.(a)	26,536	212,819
Aeroflex Holding Corp.(a)	845	9,413

Security	Shares	Value
Altera Corp.	13,957	555,768
Amtech Systems Inc.(a)	384	3,199
Analog Devices Inc.	12,962	523,665
Applied Materials Inc.	3,679	45,767
Applied Micro Circuits Corp.(a)(b)	2,290	15,893
Atmel Corp.(a)	18,568	183,080
ATMI Inc.(a)	73	1,701
Avago Technologies Ltd.	8,270	322,282
AXT Inc.(a)	578	3,670
Broadcom Corp. Class A(a)	23,218	912,467
Cabot Microelectronics Corp.	224	8,709
Cavium Inc.(a)	2,071	64,077
CEVA Inc.(a)(b)	983	22,324
Cirrus Logic Inc.(a)(b)	2,891	68,806
Cree Inc.(a)	278	8,793
Cypress Semiconductor Corp.(a)	6,624	103,533
Diodes Inc.(a)(b)	1,573	36,462
eMagin Corp.(a)(b)	740	2,405
Entegris Inc.(a)	1,864	17,410
Entropic Communications Inc.(a)	3,663	21,355
Exar Corp.(a)	145	1,218
First Solar Inc.(a)(b)	2,594	64,980
Freescale Semiconductor Holdings I Ltd.(a)	1,156	17,791
GT Advanced Technologies Inc.(a)	5,114	42,293
Hittite Microwave Corp.(a)	1,344	72,993
Inphi Corp.(a)(b)	1,002	14,208
Integrated Device Technology Inc.(a)	4,081	29,179
Intermolecular Inc.(a)	250	1,552
Intersil Corp. Class A	2,676	29,971
IXYS Corp.(a)	680	8,976
KLA-Tencor Corp.	5,623	306,004
Kopin Corp.(a)	1,070	4,355
Lam Research Corp.(a)	5,400	240,948
Lattice Semiconductor Corp.(a)	1,554	9,992
Linear Technology Corp.	9,851	331,979
LSI Corp.(a)	7,600	65,968
LTX-Credence Corp.(a)	1,140	8,197
Maxim Integrated Products Inc.	12,757	364,723
MaxLinear Inc. Class A(a)(b)	688	3,832
MEMC Electronic Materials Inc.(a)	5,833	21,057
Micrel Inc.	2,156	22,121
Microchip Technology Inc.	8,238	306,454
Microsemi Corp.(a)	3,707	79,478
Mindspeed Technologies Inc.(a)(b)	779	4,962
MIPS Technologies Inc.(a)(b)	1,594	8,671
Monolithic Power Systems Inc.(a)	981	19,296
MoSys Inc.(a)(b)	1,395	5,538
NVIDIA Corp.(a)	25,973	399,724
OmniVision Technologies Inc.(a)(b)	1,784	35,680
ON Semiconductor Corp.(a)	19,222	173,190
Pericom Semiconductor Corp.(a)	122	987
PMC-Sierra Inc.(a)	578	4,179
Power Integrations Inc.	1,230	45,658
QLogic Corp.(a)	3,506	62,266
QUALCOMM Inc.	72,252	4,914,581
Rambus Inc.(a)(b)	4,200	27,090
Rovi Corp.(a)	4,864	158,323
Rubicon Technology Inc.(a)(b)	749	7,812
Semtech Corp.(a)	2,798	79,631
Silicon Image Inc.(a)	2,684	15,782
Silicon Laboratories Inc.(a)	1,629	70,047
Skyworks Solutions Inc.(a)	8,172	225,956
Texas Instruments Inc.	31,887	1,071,722

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2012

Security	Shares	Value
TriQuint Semiconductor Inc.(a)	7,246	49,961
Ultra Clean Holdings Inc.(a)(b)	969	7,306
Ultratech Inc.(a)	1,081	31,327
Veeco Instruments Inc.(a)(b)	1,218	34,835
Volterra Semiconductor Corp.(a)	1,053	36,239
Xilinx Inc.	11,476	418,071

		13,100,701

SOFTWARE – 7.29%
ACI Worldwide Inc.(a)	1,473	59,318
Actuate Corp.(a)(b)	1,392	8,742
Adobe Systems Inc.(a)	21,849	749,639
Advent Software Inc.(a)(b)	1,404	35,942
Akamai Technologies Inc.(a)	7,333	269,121
Allscripts Healthcare Solutions Inc.(a)	6,634	110,124
American Software Inc. Class A	968	8,305
ANSYS Inc.(a)(b)	3,982	258,910
Ariba Inc.(a)	4,174	136,532
Aspen Technology Inc.(a)	3,630	74,524
athenahealth Inc.(a)(b)	1,512	112,069
Autodesk Inc.(a)	9,939	420,618
AVG Technologies(a)	274	4,096
Blackbaud Inc.	1,907	63,370
BMC Software Inc.(a)	7,089	284,694
Bottomline Technologies Inc.(a)(b)	1,548	43,251
Broadridge Financial Solutions Inc.	5,050	120,745
Callidus Software Inc.(a)(b)	1,283	10,020
Cerner Corp.(a)	6,151	468,460
Citrix Systems Inc.(a)	8,143	642,564
CommVault Systems Inc.(a)	1,912	94,912
Computer Programs and Systems Inc.	497	28,090
Compuware Corp.(a)	7,025	64,560
Concur Technologies Inc.(a)	1,939	111,260
Convio Inc.(a)(b)	518	8,013
Cornerstone OnDemand Inc.(a)	486	10,614
CSG Systems International Inc.(a)	706	10,689
Deltek Inc.(a)(b)	954	10,170
Digi International Inc.(a)	177	1,945
Dun & Bradstreet Corp. (The)	2,137	181,068
DynaVox Inc.(a)(b)	322	992
Ebix Inc.(b)	840	19,454
Electronic Arts Inc.(a)	14,399	237,296
Envestnet Inc.(a)	824	10,316
EPAM Systems Inc.(a)	132	2,709
EPIQ Systems Inc.	93	1,125
ePocrates Inc.(a)(b)	248	2,128
Fair Isaac Corp.	910	39,949
FalconStor Software Inc.(a)	1,317	4,926
Fiserv Inc.(a)	4,968	344,730
Geeknet Inc.(a)	194	2,805
Glu Mobile Inc.(a)	1,909	9,259
Greenway Medical Technologies(a)	232	3,545
Guidance Software Inc.(a)(b)	591	6,531
Guidewire Software Inc.(a)	291	8,957
Imperva Inc.(a)(b)	182	7,125
inContact Inc.(a)(b)	1,207	6,735
Informatica Corp.(a)	4,566	241,541
InnerWorkings Inc.(a)(b)	1,099	12,803
Interactive Intelligence Group Inc.(a)(b)	607	18,520
Intuit Inc.	13,105	788,004
JDA Software Group Inc.(a)	333	9,151
Jive Software Inc.(a)	503	13,661
MedAssets Inc.(a)	1,673	22,017

Security	Shares	Value
Medidata Solutions Inc.(a)(b)	901	24,003
Microsoft Corp.	321,150	10,357,087
MicroStrategy Inc. Class A(a)	350	49,000
MModal Inc.(a)	1,492	15,741
Monotype Imaging Holdings Inc.(a)	1,530	22,797
MSCI Inc. Class A(a)	5,191	191,081
NetSuite Inc.(a)	1,245	62,611
Nuance Communications Inc.(a)	10,309	263,704
Omnicell Inc.(a)	685	10,419
OPNET Technologies Inc.	614	17,806
Oracle Corp.	166,222	4,847,033
Parametric Technology Corp.(a)	5,167	144,366
PDF Solutions Inc.(a)(b)	947	7,983
Pegasystems Inc.	748	28,544
Progress Software Corp.(a)(b)	1,608	37,981
PROS Holdings Inc.(a)(b)	922	17,241
QAD Inc. Class A(a)	314	4,113
QLIK Technologies Inc.(a)	3,063	98,016
Quality Systems Inc.	1,670	73,029
Quest Software Inc.(a)	789	18,360
RealPage Inc.(a)(b)	1,299	24,902
Red Hat Inc.(a)	8,358	500,561
Salesforce.com Inc.(a)	5,790	894,613
SciQuest Inc.(a)(b)	529	8,062
SeaChange International Inc.(a)	556	4,326
SolarWinds Inc.(a)	2,493	96,354
Solera Holdings Inc.	3,043	139,643
Synchronoss Technologies Inc.(a)	1,175	37,506
Take-Two Interactive Software Inc.(a)	3,142	48,340
Taleo Corp. Class A(a)	1,764	81,021
Tangoe Inc.(a)	325	6,113
Tyler Technologies Inc.(a)(b)	1,297	49,818
Ultimate Software Group Inc. (The)(a)	1,124	82,367
VeriFone Systems Inc.(a)	4,436	230,095
Verint Systems Inc.(a)	907	29,378
VMware Inc. Class A(a)	3,669	412,286

		25,152,944

STORAGE & WAREHOUSING – 0.00%
Mobile Mini Inc.(a)	411	8,680
Wesco Aircraft Holdings Inc.(a)	345	5,589

		14,269

TELECOMMUNICATIONS – 1.39%
8x8 Inc.(a)	2,655	11,151
Acme Packet Inc.(a)(b)	2,317	63,764
ADTRAN Inc.	2,808	87,582
Alaska Communications Systems Group Inc.(b)	393	1,210
Anaren Inc.(a)	66	1,211
Anixter International Inc.(a)	660	47,870
Aruba Networks Inc.(a)	3,895	86,781
Atlantic Tele-Network Inc.	90	3,272
Calix Inc.(a)(b)	1,780	15,183
Cbeyond Inc.(a)	1,199	9,592
Ciena Corp.(a)(b)	4,067	65,845
Cincinnati Bell Inc.(a)	2,461	9,893
Clearwire Corp. Class A(a)	8,347	19,031
Consolidated Communications Holdings Inc.	894	17,549
Crown Castle International Corp.(a)	12,579	670,964
Dialogic Inc.(a)(b)	663	577
DigitalGlobe Inc.(a)	1,506	20,090
Extreme Networks Inc.(a)	1,080	4,136

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2012

Security	Shares	Value
Fairpoint Communications Inc.(a)(b)	66	248
Finisar Corp.(a)(b)	3,905	78,686
General Communication Inc. Class A(a)(b)	1,598	13,935
GeoEye Inc.(a)	59	1,420
Globecomm Systems Inc.(a)(b)	683	9,890
Harmonic Inc.(a)	1,064	5,820
Harris Corp.	1,404	63,292
Hickory Tech Corp.	578	5,977
IDT Corp. Class B	549	5,128
Infinera Corp.(a)	284	2,306
InterDigital Inc.	1,981	69,058
IPG Photonics Corp.(a)(b)	1,289	67,092
Iridium Communications Inc.(a)	217	1,901
Ixia(a)	1,651	20,621
JDS Uniphase Corp.(a)	9,799	141,987
Juniper Networks Inc.(a)	23,049	527,361
KVH Industries Inc.(a)	37	388
Leap Wireless International Inc.(a)	502	4,382
Level 3 Communications Inc.(a)	960	24,701
LogMeIn Inc.(a)	870	30,650
Loral Space & Communications Inc.(a)	40	3,184
Lumos Networks Corp.	643	6,919
Meru Networks Inc.(a)(b)	457	1,851
MetroPCS Communications Inc.(a)	11,944	107,735
Motricity Inc.(a)	1,489	1,638
NeoPhotonics Corp.(a)	187	885
NETGEAR Inc.(a)	1,598	61,044
NeuStar Inc. Class A(a)	2,916	108,621
NII Holdings Inc.(a)	6,400	117,184
Novatel Wireless Inc.(a)	141	472
NTELOS Holdings Corp.	643	13,310
Numerex Corp. Class A(a)(b)	411	4,020
Oplink Communications Inc.(a)	350	5,985
Plantronics Inc.	515	20,734
Polycom Inc.(a)	7,690	146,648
Powerwave Technologies Inc.(a)(b)	1,335	2,737
Preformed Line Products Co.	10	655
Procera Networks Inc.(a)(b)	658	14,713
RF Micro Devices Inc.(a)	1,237	6,160
RigNet Inc.(a)	250	4,382
SBA Communications Corp. Class A(a)	4,894	248,664
Shenandoah Telecommunications Co.	1,017	11,340
ShoreTel Inc.(a)	2,016	11,451
Sonus Networks Inc.(a)	700	2,030
SureWest Communications	40	902
TeleNav Inc.(a)(b)	664	4,661
tw telecom inc.(a)(b)	5,588	123,830
Ubiquiti Networks Inc.(a)(b)	93	2,942
Verizon Communications Inc.	27,650	1,057,059
ViaSat Inc.(a)	610	29,408
Virgin Media Inc.	12,045	300,884
Vonage Holdings Corp.(a)	2,524	5,578
Windstream Corp.	13,966	163,542

		4,801,712

TOYS, GAMES & HOBBIES – 0.16%
Hasbro Inc.	4,999	183,563
Mattel Inc.	11,193	376,757

		560,320

TRANSPORTATION – 1.80%
C.H. Robinson Worldwide Inc.	7,159	468,843

Security	Shares	Value
CAI International Inc.(a)	488	8,872
Celadon Group Inc.	551	8,568
Con-way Inc.	223	7,272
CSX Corp.	47,689	1,026,267
Echo Global Logistics Inc.(a)(b)	479	7,712
Expeditors International of Washington Inc.	9,192	427,520
FedEx Corp.	785	72,189
Forward Air Corp.	1,298	47,598
Genesee & Wyoming Inc. Class A(a)	1,723	94,041
Golar LNG Ltd.	1,730	65,826
GulfMark Offshore Inc. Class A(a)	184	8,457
Heartland Express Inc.	2,156	31,176
Hub Group Inc. Class A(a)	1,606	57,864
J.B. Hunt Transport Services Inc.	3,947	214,598
Kansas City Southern Industries Inc.(a)	3,570	255,933
Kirby Corp.(a)(b)	1,642	108,027
Knight Transportation Inc.	2,699	47,664
Landstar System Inc.	2,082	120,173
Marten Transport Ltd.	102	2,251
Old Dominion Freight Line Inc.(a)	2,036	97,056
Pacer International Inc.(a)	150	948
Quality Distribution Inc.(a)(b)	194	2,673
Roadrunner Transportation Systems Inc.(a)	25	434
Swift Transportation Co.(a)	983	11,344
Tidewater Inc.	143	7,725
Union Pacific Corp.	3,459	371,773
United Parcel Service Inc. Class B	31,796	2,566,573
UTi Worldwide Inc.	4,059	69,937
Werner Enterprises Inc.	275	6,837

		6,216,151

TRUCKING & LEASING – 0.02%
TAL International Group Inc.	942	34,581
Textainer Group Holdings Ltd.	485	16,441

		51,022

VENTURE CAPITAL – 0.00%
Fidus Investment Corp.	50	701

		701

WATER – 0.00%
Aqua America Inc.	607	13,530

		13,530

TOTAL COMMON STOCKS (Cost: $298,977,642)		344,473,274

WARRANTS – 0.00%

OIL & GAS – 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)(a)(b)	477	0

		0

TOTAL WARRANTS (Cost: $0)		0

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Growth Index Fund

March 31, 2012

Security	Shares	Value
SHORT-TERM INVESTMENTS –2.88%

MONEY MARKET FUNDS –2.88%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25%(c)(d)(e)	8,971,799	8,971,799
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%(c)(d)(e)	695,244	695,244
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%(c)(d)	264,394	264,394

		9,931,437

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,931,437)		9,931,437

TOTAL INVESTMENTS IN SECURITIES – 102.77% (Cost: $308,909,079)		354,404,711

Other Assets, Less Liabilities – (2.77)%		(9,539,000)

NET ASSETS – 100.00%		$344,865,711

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.07%
Clear Channel Outdoor Holdings Inc. Class A(a)	1,614	$12,880
Harte-Hanks Inc.	1,745	15,792
Interpublic Group of Companies Inc. (The)	11,459	130,747
Lamar Advertising Co. Class A(a)(b)	1,653	53,574
Marchex Inc. Class B	498	2,221
Valuevision Media Inc. Class A(a)	323	669

		215,883
AEROSPACE & DEFENSE – 1.38%
AAR Corp.	1,173	21,407
Alliant Techsystems Inc.	1,258	63,051
BE Aerospace Inc.(a)	211	9,805
Boeing Co. (The)	3,331	247,727
Cubic Corp.	349	16,501
Curtiss-Wright Corp.	1,830	67,728
Ducommun Inc.(a)	416	4,950
Esterline Technologies Corp.(a)	1,224	87,467
Exelis Inc.	7,406	92,723
GenCorp Inc.(a)	614	4,359
General Dynamics Corp.	13,229	970,744
Goodrich Corp.	2,935	368,167
Kaman Corp.	462	15,685
Kratos Defense & Security Solutions Inc.(a)(b)	1,283	6,851
L-3 Communications Holdings Inc.	3,980	281,665
LMI Aerospace Inc.(a)(b)	178	3,240
Lockheed Martin Corp.	1,337	120,143
Moog Inc. Class A(a)	1,651	70,811
Northrop Grumman Corp.	10,414	636,087
Orbital Sciences Corp.(a)(b)	1,333	17,529
Raytheon Co.	14,191	749,001
Spirit AeroSystems Holdings Inc. Class A(a)	3,709	90,722
Teledyne Technologies Inc.(a)(b)	1,041	65,635
Triumph Group Inc.	1,312	82,210
United Technologies Corp.	1,966	163,060

		4,257,268
AGRICULTURE – 1.17%
Alico Inc.	94	2,172
Alliance One International Inc.(a)(b)	3,435	12,950
Altria Group Inc.	21,192	654,197
Andersons Inc. (The)	733	35,690
Archer-Daniels-Midland Co.	26,917	852,192
Bunge Ltd.	4,352	297,851
Cadiz Inc.(a)(b)	476	4,379
Griffin Land & Nurseries Inc.	101	2,668
Lorillard Inc.	5,380	696,602
MGP Ingredients Inc.	475	2,556
Philip Morris International Inc.	6,736	596,877
Reynolds American Inc.	9,262	383,817
Star Scientific Inc.(a)(b)	482	1,581
Universal Corp.	944	43,990
Vector Group Ltd.(b)	598	10,597

		3,598,119

Security	Shares	Value
AIRLINES – 0.21%
Alaska Air Group Inc.(a)	2,670	95,639
Copa Holdings SA Class A	278	22,018
Delta Air Lines Inc.(a)	13,497	133,755
Hawaiian Holdings Inc.(a)(b)	1,985	10,382
JetBlue Airways Corp.(a)(b)	9,715	47,506
Republic Airways Holdings Inc.(a)(b)	1,902	9,396
SkyWest Inc.	2,086	23,050
Southwest Airlines Co.	25,984	214,108
Spirit Airlines Inc.(a)	616	12,363
United Continental Holdings Inc.(a)	1,950	41,925
US Airways Group Inc.(a)(b)	6,389	48,493

		658,635
APPAREL – 0.23%
Carter’s Inc.(a)	261	12,990
Cherokee Inc.	41	467
Columbia Sportswear Co.	153	7,260
Delta Apparel Inc.(a)(b)	250	4,107
Iconix Brand Group Inc.(a)(b)	2,960	51,445
Jones Group Inc. (The)	3,234	40,619
K-Swiss Inc. Class A(a)(b)	1,035	4,243
Perry Ellis International Inc.(a)	472	8,812
Quiksilver Inc.(a)	5,118	20,677
R.G. Barry Corp.	304	3,709
SKECHERS U.S.A. Inc. Class A(a)	1,476	18,775
Unifi Inc.(a)(b)	550	5,313
VF Corp.	3,467	506,113
Warnaco Group Inc. (The)(a)	244	14,249
Weyco Group Inc.	284	6,731

		705,510
AUTO MANUFACTURERS – 0.56%
Ford Motor Co.	65,154	813,773
General Motors Co.(a)	30,281	776,708
Navistar International Corp.(a)	1,247	50,441
Oshkosh Corp.(a)	3,592	83,227

		1,724,149
AUTO PARTS & EQUIPMENT – 0.53%
Accuride Corp.(a)	1,436	12,479
American Axle & Manufacturing Holdings Inc.(a)	2,068	24,216
Autoliv Inc.	3,548	237,893
Dana Holding Corp.	341	5,285
Delphi Automotive PLC(a)	2,684	84,814
Douglas Dynamics Inc.	337	4,634
Exide Technologies Inc.(a)	2,306	7,218
Federal-Mogul Corp. Class A(a)	771	13,269
Fuel Systems Solutions Inc.(a)	655	17,135
Johnson Controls Inc.	20,198	656,031
Lear Corp.	4,202	195,351
Meritor Inc.(a)	1,190	9,603
Miller Industries Inc.	466	7,885
Modine Manufacturing Co.(a)(b)	1,837	16,221
Motorcar Parts of America Inc.(a)(b)	476	4,579
Spartan Motors Inc.	1,309	6,925
Standard Motor Products Inc.	773	13,713
Superior Industries International Inc.	922	18,016
TRW Automotive Holdings Corp.(a)	4,059	188,541
Visteon Corp.(a)(b)	1,907	101,071

		1,624,879

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
BANKS – 13.43%
1st Source Corp.	600	14,682
1st United Bancorp Inc.(a)(b)	1,074	6,498
Alliance Financial Corp.	182	5,516
Ameris Bancorp(a)	937	12,312
Ames National Corp.	323	7,687
Arrow Financial Corp.	378	9,223
Associated Banc-Corp	6,964	97,217
BancFirst Corp.	265	11,543
Banco Latinoamericano de Comercio Exterior SA Class E	1,099	23,200
Bancorp Inc. (The)(a)	1,170	11,747
BancorpSouth Inc.	3,794	51,105
Bank of America Corp.	427,288	4,089,146
Bank of Hawaii Corp.	1,917	92,687
Bank of Kentucky Financial Corp.	229	5,892
Bank of Marin Bancorp	211	8,020
Bank of New York Mellon Corp. (The)	49,443	1,193,060
Bank of the Ozarks Inc.	956	29,885
Banner Corp.	725	15,972
BB&T Corp.	27,738	870,696
BBCN Bancorp Inc.(a)	2,954	32,878
BOK Financial Corp.	1,011	56,899
Boston Private Financial Holdings Inc.	3,038	30,107
Bridge Bancorp Inc.	168	3,523
Bridge Capital Holdings(a)(b)	363	4,886
Bryn Mawr Bank Corp.	327	7,338
Camden National Corp.	302	10,615
Capital Bank Corp.(a)(b)	553	1,239
Capital City Bank Group Inc.	449	3,345
Capital One Financial Corp.	19,875	1,107,833
CapitalSource Inc.	9,636	63,598
Cardinal Financial Corp.	1,158	13,085
Cascade Bancorp(a)	234	1,329
Cathay General Bancorp	3,186	56,392
Center Bancorp Inc.	477	4,784
CenterState Banks Inc.	1,182	9,645
Central Pacific Financial Corp.(a)	566	7,330
Century Bancorp Inc. Class A	136	3,713
Chemical Financial Corp.	1,083	25,386
CIT Group Inc.(a)	7,976	328,930
Citigroup Inc.	115,696	4,228,689
Citizens & Northern Corp.	484	9,680
City Holding Co.(b)	601	20,867
City National Corp.	1,866	97,909
CNB Financial Corp.	500	8,355
CoBiz Financial Inc.	1,491	10,541
Columbia Banking System Inc.	1,558	35,491
Comerica Inc.	8,010	259,204
Commerce Bancshares Inc.	3,071	124,437
Community Bank System Inc.	1,553	44,695
Community Trust Bancorp Inc.	547	17,542
Cullen/Frost Bankers Inc.	2,135	124,236
CVB Financial Corp.	3,519	41,313
Eagle Bancorp Inc.(a)(b)	660	11,048
East West Bancorp Inc.	5,956	137,524
Encore Bancshares Inc.(a)(b)	384	7,822
Enterprise Bancorp Inc.	232	3,814
Enterprise Financial Services Corp.	542	6,363
F.N.B. Corp.	5,409	65,341

Security	Shares	Value
Fifth Third Bancorp	36,640	514,792
Financial Institutions Inc.	544	8,796
First Bancorp (North Carolina)	617	6,744
First Bancorp Inc. (Maine)	347	5,146
First Busey Corp.	2,997	14,805
First Citizens BancShares Inc. Class A	216	39,461
First Commonwealth Financial Corp.	4,134	25,300
First Community Bancshares Inc.	637	8,510
First Connecticut Bancorp Inc.	703	9,273
First Financial Bancorp	2,298	39,755
First Financial Bankshares Inc.	681	23,978
First Financial Corp.	436	13,843
First Horizon National Corp.	10,569	109,706
First Interstate BancSystem Inc.	623	9,108
First Merchants Corp.	1,027	12,673
First Midwest Bancorp Inc.	2,938	35,197
First of Long Island Corp. (The)	302	8,003
First Republic Bank(a)	2,950	97,173
FirstMerit Corp.	4,403	74,235
Franklin Financial Corp.(a)(b)	549	7,373
Fulton Financial Corp.	8,017	84,179
German American Bancorp Inc.	499	9,696
Glacier Bancorp Inc.	2,837	42,385
Goldman Sachs Group Inc. (The)	20,613	2,563,639
Great Southern Bancorp Inc.	407	9,768
Hancock Holding Co.	3,031	107,631
Hanmi Financial Corp.(a)(b)	1,248	12,630
Heartland Financial USA Inc.	524	9,086
Heritage Commerce Corp.(a)	824	5,298
Heritage Financial Corp.	618	8,405
Home Bancshares Inc.	892	23,736
Hudson Valley Holding Corp.	616	9,936
Huntington Bancshares Inc.	34,381	221,757
IBERIABANK Corp.	1,168	62,453
Independent Bank Corp. (Massachusetts)	843	24,219
International Bancshares Corp.	2,091	44,225
J.P. Morgan Chase & Co.	158,200	7,274,036
KeyCorp	37,799	321,292
Lakeland Bancorp Inc.	896	8,822
Lakeland Financial Corp.	646	16,815
M&T Bank Corp.	4,991	433,618
MainSource Financial Group Inc.	793	9,556
MB Financial Inc.	2,151	45,150
Merchants Bancshares Inc.	186	5,241
Metro Bancorp Inc.(a)	540	6,313
MidSouth Bancorp Inc.	299	4,066
Morgan Stanley	61,506	1,207,978
National Bankshares Inc.	278	8,368
National Penn Bancshares Inc.	4,877	43,161
NBT Bancorp Inc.	1,359	30,007
Northern Trust Corp.	8,636	409,778
Old National Bancorp	3,846	50,536
OmniAmerican Bancorp Inc.(a)	473	9,157
Oriental Financial Group Inc.	1,654	20,013
Orrstown Financial Services Inc.	267	2,342
Pacific Capital Bancorp(a)	165	7,526
Pacific Continental Corp.	726	6,839
PacWest Bancorp	1,191	28,941
Park National Corp.(b)	528	36,522
Park Sterling Corp.(a)(b)	1,193	5,726
Penns Woods Bancorp Inc.	155	6,336
Peoples Bancorp Inc.	418	7,332
Pinnacle Financial Partners Inc.(a)(b)	1,346	24,699

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
PNC Financial Services Group Inc. (The)(c)	20,955	1,351,388
Popular Inc.(a)	41,152	84,362
PrivateBancorp Inc.	2,369	35,938
Prosperity Bancshares Inc.	1,851	84,776
Regions Financial Corp.	56,269	370,813
Renasant Corp.	986	16,052
Republic Bancorp Inc. Class A	391	9,353
S&T Bancorp Inc.	1,106	23,989
S.Y. Bancorp Inc.	406	9,419
Sandy Spring Bancorp Inc.	951	17,280
SCBT Financial Corp.	552	18,056
Seacoast Banking Corp. of Florida(a)	2,855	5,025
Sierra Bancorp	469	4,610
Simmons First National Corp. Class A	684	17,668
Southside Bancshares Inc.	646	14,277
Southwest Bancorp Inc.(a)	774	7,136
State Bank Financial Corp.(a)(b)	1,244	21,782
State Street Corp.	20,074	913,367
Stellar One Corp.	905	10,742
Sterling Bancorp	1,220	11,700
Sterling Financial Corp.(a)	1,056	22,049
Suffolk Bancorp(a)	381	4,949
Sun Bancorp Inc. (New Jersey)(a)(b)	1,483	5,235
SunTrust Banks Inc.	21,407	517,407
Susquehanna Bancshares Inc.	7,347	72,588
SVB Financial Group(a)	1,317	84,736
Synovus Financial Corp.	31,452	64,477
Taylor Capital Group Inc.(a)(b)	433	6,214
TCF Financial Corp.	6,403	76,132
Texas Capital Bancshares Inc.(a)(b)	1,510	52,276
Tompkins Financial Corp.	315	12,619
TowneBank(b)	950	12,816
TriCo Bancshares	556	9,686
TrustCo Bank Corp. NY	3,394	19,380
Trustmark Corp.	2,582	64,498
U.S. Bancorp	76,708	2,430,109
UMB Financial Corp.	1,264	56,545
Umpqua Holdings Corp.	4,633	62,823
Union First Market Bankshares Corp.	798	11,172
United Bankshares Inc.	1,756	50,678
United Community Banks Inc.(a)	1,642	16,010
Univest Corp. of Pennsylvania	677	11,360
Valley National Bancorp	7,407	95,921
Virginia Commerce Bancorp Inc.(a)	922	8,095
Washington Banking Co.	605	8,355
Washington Trust Bancorp Inc.	570	13,760
Webster Financial Corp.	2,847	64,542
Wells Fargo & Co.	182,122	6,217,645
WesBanco Inc.	909	18,307
West Bancorporation Inc.	614	6,134
West Coast Bancorp(a)(b)	795	15,041
Westamerica Bancorp	622	29,856
Western Alliance Bancorp(a)(b)	2,732	23,140
Wilshire Bancorp Inc.(a)	2,431	11,742
Wintrust Financial Corp.	1,380	49,390
Zions Bancorp	7,314	156,958

		41,327,276
BEVERAGES – 0.30%
Beam Inc.	6,132	359,151
Brown-Forman Corp. Class B NVS	612	51,035
Central European Distribution Corp.(a)(b)	2,871	14,671

Security	Shares	Value
Coca-Cola Enterprises Inc.	2,836	81,109
Constellation Brands Inc. Class A(a)	6,798	160,365
Craft Brew Alliance Inc.(a)(b)	274	2,099
Farmer Bros. Co.(a)	247	2,690
Molson Coors Brewing Co. Class B NVS	5,358	242,449
Primo Water Corp.(a)(b)	168	328

		913,897
BIOTECHNOLOGY – 0.91%
Affymax Inc.(a)	717	8,418
AMAG Pharmaceuticals Inc.(a)(b)	744	11,852
Amgen Inc.	31,692	2,154,739
Arena Pharmaceuticals Inc.(a)(b)	6,286	19,298
Astex Pharmaceuticals Inc.(a)(b)	2,077	3,863
Bio-Rad Laboratories Inc. Class A(a)(b)	797	82,641
Cambrex Corp.(a)	1,158	8,094
Cell Therapeutics Inc.(a)	953	1,239
Celldex Therapeutics Inc.(a)	1,994	10,150
Ceres Inc.(a)	115	1,839
Curis Inc.(a)(b)	883	4,256
Enzo Biochem Inc.(a)(b)	1,385	3,726
Enzon Pharmaceuticals Inc.(a)(b)	1,398	9,562
Exact Sciences Corp.(a)	656	7,321
Geron Corp.(a)	3,957	6,687
Harvard Bioscience Inc.(a)(b)	851	3,336
ImmunoGen Inc.(a)(b)	838	12,059
Insmed Inc.(a)(b)	977	3,547
InterMune Inc.(a)	1,150	16,871
Lexicon Pharmaceuticals Inc.(a)(b)	4,538	8,441
Life Technologies Corp.(a)	6,518	318,209
Maxygen Inc.(a)	1,189	6,825
Medicines Co. (The)(a)	914	18,344
NewLink Genetics Corp.(a)	73	668
Novavax Inc.(a)(b)	1,192	1,502
Nymox Pharmaceutical Corp.(a)	132	1,061
Oncothyreon Inc.(a)(b)	469	2,045
Pacific Biosciences of California Inc.(a)(b)	1,041	3,560
PDL BioPharma Inc.	966	6,134
RTI Biologics Inc.(a)(b)	2,054	7,600
Sequenom Inc.(a)(b)	1,546	6,292
Sunesis Pharmaceuticals Inc.(a)	75	215
Transcept Pharmaceuticals Inc.(a)(b)	35	368
Verastem Inc.(a)	139	1,519
Vertex Pharmaceuticals Inc.(a)	934	38,303
Vical Inc.(a)(b)	306	1,040

		2,791,624
BUILDING MATERIALS – 0.26%
Apogee Enterprises Inc.	1,106	14,323
Armstrong World Industries Inc.	747	36,431
Broadwind Energy Inc.(a)(b)	5,177	2,434
Builders FirstSource Inc.(a)(b)	1,792	7,580
Comfort Systems USA Inc.	1,497	16,332
Drew Industries Inc.(a)	465	12,699
Eagle Materials Inc.	333	11,572
Fortune Brands Home & Security Inc.(a)	6,171	136,194
Gibraltar Industries Inc.(a)	1,198	18,150
Griffon Corp.	1,880	20,116
Headwaters Inc.(a)(b)	2,415	10,095
Interline Brands Inc.(a)	1,128	24,376
Louisiana-Pacific Corp.(a)	5,353	50,051

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
LSI Industries Inc.	771	5,651
Martin Marietta Materials Inc.	958	82,034
NCI Building Systems Inc.(a)	776	8,932
Owens Corning(a)(b)	4,962	178,781
Quanex Building Products Corp.	1,496	26,374
Simpson Manufacturing Co. Inc.	1,642	52,954
Texas Industries Inc.	900	31,509
Universal Forest Products Inc.	771	26,584
USG Corp.(a)(b)	821	14,121

		787,293
CHEMICALS – 1.16%
A. Schulman Inc.	1,155	31,208
Aceto Corp.	1,027	9,746
American Vanguard Corp.	738	16,007
Ashland Inc.	3,146	192,095
Cabot Corp.	2,592	110,627
CF Industries Holdings Inc.	432	78,905
Chemtura Corp.(a)	1,465	24,876
Cytec Industries Inc.	1,823	110,820
Dow Chemical Co. (The)	46,807	1,621,395
Ferro Corp.(a)	3,412	20,267
Georgia Gulf Corp.(a)	1,339	46,704
H.B. Fuller Co.	1,819	59,718
Huntsman Corp.	6,246	87,506
Innospec Inc.(a)	101	3,068
KMG Chemicals Inc.	32	578
Kraton Performance Polymers Inc.(a)	162	4,304
Landec Corp.(a)	1,039	6,785
LyondellBasell Industries NV Class A	11,634	507,824
Minerals Technologies Inc.	742	48,534
Oil-Dri Corp. of America	164	3,492
Olin Corp.	1,245	27,079
OM Group Inc.(a)(b)	1,224	33,672
PolyOne Corp.	1,013	14,587
Quaker Chemical Corp.	122	4,813
Rockwood Holdings Inc.(a)	141	7,353
RPM International Inc.	5,226	136,869
Sensient Technologies Corp.	2,015	76,570
Spartech Corp.(a)(b)	1,218	5,944
Stepan Co.	318	27,920
TPC Group Inc.(a)	184	8,135
Valspar Corp. (The)	3,353	161,916
W.R. Grace & Co.(a)	291	16,820
Westlake Chemical Corp.	624	40,429
Zoltek Companies Inc.(a)(b)	1,097	12,418

		3,558,984
COAL – 0.07%
Alpha Natural Resources Inc.(a)	3,963	60,277
Arch Coal Inc.	7,505	80,379
Cloud Peak Energy Inc.(a)	1,910	30,426
Hallador Energy Co.	5	44
James River Coal Co.(a)(b)	1,400	7,168
L&L Energy Inc.(a)	880	2,156
Patriot Coal Corp.(a)(b)	239	1,491
SunCoke Energy Inc.(a)	1,481	21,045
Westmoreland Coal Co.(a)(b)	286	3,195

		206,181

Security	Shares	Value
COMMERCIAL SERVICES – 1.40%
Aaron’s Inc.	802	20,772
ABM Industries Inc.	1,509	36,669
Advance America Cash Advance Centers Inc.	1,939	20,340
Albany Molecular Research Inc.(a)(b)	867	2,341
American Reprographics Co.(a)(b)	1,270	6,845
AMN Healthcare Services Inc.(a)	849	5,145
Ascent Media Corp. Class A(a)(b)	570	26,955
Barrett Business Services Inc.	302	5,989
Booz Allen Hamilton Holding Corp.	484	8,242
Brink’s Co. (The)	245	5,848
Career Education Corp.(a)	2,129	17,160
CBIZ Inc.(a)(b)	1,555	9,828
CDI Corp.	435	7,800
Cenveo Inc.(a)	1,019	3,444
Convergys Corp.(a)	4,261	56,884
CoreLogic Inc.(a)	3,830	62,506
Corinthian Colleges Inc.(a)	3,071	12,714
Corrections Corp. of America(a)	3,953	107,956
CRA International Inc.(a)(b)	354	8,928
Cross Country Healthcare Inc.(a)	1,097	5,496
DeVry Inc.	505	17,104
Education Management Corp.(a)(b)	1,515	20,740
Electro Rent Corp.	436	8,027
Equifax Inc.	4,629	204,880
Essex Rental Corp.(a)	587	2,242
Euronet Worldwide Inc.(a)(b)	2,020	42,198
Franklin Covey Co.(a)(b)	525	4,940
FTI Consulting Inc.(a)(b)	1,652	61,983
Genpact Ltd.(a)	1,116	18,191
GEO Group Inc. (The)(a)	2,432	46,232
Global Cash Access Inc.(a)	1,304	10,171
Great Lakes Dredge & Dock Corp.	2,316	16,721
H&E Equipment Services Inc.(a)	608	11,503
H&R Block Inc.	5,044	83,075
Hackett Group Inc. (The)(a)	423	2,525
Heidrick & Struggles International Inc.	640	14,099
Hill International Inc.(a)(b)	987	3,879
Hudson Highland Group Inc.(a)(b)	1,294	6,962
Huron Consulting Group Inc.(a)(b)	51	1,916
ICF International Inc.(a)(b)	503	12,761
KAR Auction Services Inc.(a)	909	14,735
Kelly Services Inc. Class A	1,049	16,773
Kforce Inc.(a)	150	2,235
Korn/Ferry International(a)(b)	1,749	29,296
Lincoln Educational Services Corp.	892	7,056
Live Nation Entertainment Inc.(a)(b)	5,566	52,320
Mac-Gray Corp.	463	7,005
Manpower Inc.	3,280	155,374
Matthews International Corp. Class A	714	22,591
McGrath RentCorp	556	17,853
MoneyGram International Inc.(a)	37	666
Monster Worldwide Inc.(a)	5,099	49,715
Multi-Color Corp.	427	9,612
Navigant Consulting Inc.(a)	2,035	28,307
Odyssey Marine Exploration Inc.(a)(b)	1,917	5,943
On Assignment Inc.(a)	1,305	22,798
PAREXEL International Corp.(a)	222	5,987
Paychex Inc.	1,020	31,610
Pendrell Corp.(a)	2,178	5,685
PHH Corp.(a)(b)	2,218	34,312
Providence Service Corp. (The)(a)(b)	409	6,344

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
Quad Graphics Inc.(b)	905	12,579
Quanta Services Inc.(a)	8,629	180,346
R.R. Donnelley & Sons Co.(b)	7,554	93,594
Rent-A-Center Inc.	2,333	88,071
Resources Connection Inc.	1,717	24,124
RSC Holdings Inc.(a)	2,668	60,270
SAIC Inc.(a)	7,749	102,287
Service Corp. International	8,868	99,854
Stewart Enterprises Inc. Class A	2,862	17,372
TMS International Corp.(a)(b)	302	3,654
Total System Services Inc.	6,482	149,540
Towers Watson & Co. Class A	1,799	118,860
TrueBlue Inc.(a)	515	9,208
United Rentals Inc.(a)(b)	1,736	74,457
Verisk Analytics Inc. Class A(a)	747	35,087
Viad Corp.	699	13,582
Visa Inc. Class A	14,096	1,663,328
Zillow Inc.(a)(b)	121	4,306
Zipcar Inc.(a)	91	1,348

		4,300,095
COMPUTERS – 1.33%
Agilysys Inc.(a)(b)	714	6,419
Brocade Communications Systems Inc.(a)	18,894	108,640
CACI International Inc. Class A(a)(b)	972	60,546
Carbonite Inc.(a)	76	837
CIBER Inc.(a)(b)	2,519	10,681
Computer Sciences Corp.	6,197	185,538
Computer Task Group Inc.(a)	177	2,712
Cray Inc.(a)(b)	1,428	10,453
Dell Inc.(a)	16,089	267,077
Diebold Inc.	2,580	99,382
Dot Hill Systems Corp.(a)	1,718	2,594
DST Systems Inc.	1,131	61,334
Dynamics Research Corp.(a)(b)	354	3,413
Electronics For Imaging Inc.(a)	1,709	28,404
Fusion-io Inc.(a)	314	8,921
Hewlett-Packard Co.	79,112	1,885,239
Imation Corp.(a)(b)	1,197	7,409
Immersion Corp.(a)	98	535
Insight Enterprises Inc.(a)	1,752	38,421
Keyw Holding Corp. (The)(a)	726	5,626
Lexmark International Inc. Class A	2,831	94,102
Mentor Graphics Corp.(a)	2,111	31,369
Mercury Computer Systems Inc.(a)	1,188	15,741
NCI Inc. Class A(a)	218	1,393
NCR Corp.(a)	1,338	29,048
Quantum Corp.(a)(b)	8,884	23,276
RadiSys Corp.(a)	768	5,683
Rimage Corp.	372	3,724
SanDisk Corp.(a)	9,502	471,204
Spansion Inc. Class A(a)	1,981	24,129
Stream Global Services Inc.(a)(b)	364	1,198
Sykes Enterprises Inc.(a)	1,375	21,725
Synopsys Inc.(a)	5,430	166,484
Unisys Corp.(a)(b)	990	19,523
Western Digital Corp.(a)	9,243	382,568
Xyratex Ltd.	1,121	17,835

		4,103,183

Security	Shares	Value
COSMETICS & PERSONAL CARE – 2.33%
Colgate-Palmolive Co.	1,918	187,542
Elizabeth Arden Inc.(a)	178	6,226
Procter & Gamble Co. (The)	103,681	6,968,400
Revlon Inc. Class A(a)(b)	430	7,418

		7,169,586
DISTRIBUTION & WHOLESALE – 0.24%
Arrow Electronics Inc.(a)	3,958	166,117
Brightpoint Inc.(a)	1,514	12,188
Core-Mark Holding Co. Inc.	387	15,844
Genuine Parts Co.	4,550	285,512
Ingram Micro Inc. Class A(a)	5,972	110,840
Owens & Minor Inc.	467	14,201
ScanSource Inc.(a)(b)	907	33,849
School Specialty Inc.(a)	637	2,255
Titan Machinery Inc.(a)	413	11,647
United Stationers Inc.	596	18,494
WESCO International Inc.(a)(b)	899	58,714

		729,661
DIVERSIFIED FINANCIAL SERVICES – 1.83%
Affiliated Managers Group Inc.(a)	586	65,521
Air Lease Corp.(a)(b)	1,374	33,072
Aircastle Ltd.(b)	1,944	23,795
American Express Co.	16,526	956,194
Ameriprise Financial Inc.	9,024	515,541
Apollo Residential Mortgage Inc.	171	3,143
Artio Global Investors Inc. Class A	99	472
BlackRock Inc.(c)	1,725	353,453
Calamos Asset Management Inc. Class A	749	9,819
California First National Bancorp	86	1,319
CIFC Corp.(a)	467	2,895
CME Group Inc.	2,673	773,379
Cohen & Steers Inc.(b)	118	3,764
Cowen Group Inc. Class A(a)	2,638	7,149
Discover Financial Services	19,589	653,097
Doral Financial Corp.(a)	5,018	7,728
E*TRADE Financial Corp.(a)	9,914	108,558
Edelman Financial Group Inc.	798	5,275
FBR & Co.(a)(b)	1,990	5,114
Federal Agricultural Mortgage Corp. Class C NVS	380	8,626
Federated Investors Inc. Class B(b)	678	15,194
First Marblehead Corp. (The)(a)(b)	2,177	2,656
FX Alliance Inc.(a)	188	2,948
FXCM Inc.	684	8,885
GAIN Capital Holdings Inc.	296	1,486
GAMCO Investors Inc. Class A	101	5,011
GFI Group Inc.	2,783	10,464
Gleacher & Co. Inc.(a)(b)	3,108	4,227
Imperial Holdings Inc.(a)	101	270
Interactive Brokers Group Inc. Class A	1,441	24,497
INTL FCStone Inc.(a)(b)	522	11,014
Invesco Ltd.	18,429	491,501
Investment Technology Group Inc.(a)(b)	1,504	17,988
Janus Capital Group Inc.	7,518	66,985
Jefferies Group Inc.	5,406	101,849
JMP Group Inc.	597	4,406
KBW Inc.	1,325	24,513
Knight Capital Group Inc. Class A(a)	3,958	50,940

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
Legg Mason Inc.	5,601	156,436
LPL Investment Holdings Inc.(a)	215	8,157
Manning & Napier Inc.(a)	381	5,601
Marlin Business Services Corp.	339	5,105
Medley Capital Corp.	436	4,914
NASDAQ OMX Group Inc. (The)(a)	4,355	112,795
National Financial Partners Corp.(a)(b)	1,644	24,890
Nelnet Inc. Class A	1,018	26,376
NewStar Financial Inc.(a)(b)	1,076	11,965
Nicholas Financial Inc.	381	5,025
NYSE Euronext Inc.	7,220	216,672
Ocwen Financial Corp.(a)	3,816	59,644
Oppenheimer Holdings Inc. Class A	404	7,009
Piper Jaffray Companies Inc.(a)	625	16,638
Raymond James Financial Inc.	4,365	159,453
SeaCube Container Leasing Ltd.	436	7,499
SLM Corp.	20,966	330,424
Solar Senior Capital Ltd.	303	4,881
Stifel Financial Corp.(a)	1,275	48,246
SWS Group Inc.	1,186	6,784
Teton Advisors Inc. Class B(b)	5	78
Virtus Investment Partners Inc.(a)	16	1,373
Walter Investment Management Corp.	1,025	23,114

		5,625,827
ELECTRIC – 5.86%
AES Corp. (The)(a)	26,126	341,467
ALLETE Inc.	1,348	55,929
Alliant Energy Corp.	4,397	190,478
Ameren Corp.	9,592	312,507
American Electric Power Co. Inc.	19,196	740,582
Atlantic Power Corp.(a)	4,178	57,824
Avista Corp.	2,330	59,601
Black Hills Corp.	1,762	59,080
Calpine Corp.(a)	15,313	263,537
Central Vermont Public Service Corp.	528	18,586
CH Energy Group Inc.	614	40,972
Cleco Corp.	2,448	97,063
CMS Energy Corp.	10,074	221,628
Consolidated Edison Inc.	11,661	681,236
Dominion Resources Inc.	22,927	1,174,092
DTE Energy Co.	6,736	370,682
Duke Energy Corp.	53,013	1,113,803
Dynegy Inc.(a)	4,057	2,272
Edison International	12,992	552,290
El Paso Electric Co.	1,705	55,395
Empire District Electric Co. (The)	1,643	33,435
EnerNOC Inc.(a)(b)	637	4,586
Entergy Corp.	7,100	477,120
Exelon Corp.	33,271	1,304,556
FirstEnergy Corp.	16,661	759,575
Genie Energy Ltd. Class B	42	406
GenOn Energy Inc.(a)	30,909	64,291
Great Plains Energy Inc.	5,459	110,654
Hawaiian Electric Industries Inc.	3,766	95,468
IDACORP Inc.	1,956	80,431
Integrys Energy Group Inc.	3,110	164,799
MDU Resources Group Inc.	7,500	167,925
MGE Energy Inc.	909	40,351
National Fuel Gas Co.	2,806	135,025
NextEra Energy Inc.	16,802	1,026,266
Northeast Utilities	7,044	261,473

Security	Shares	Value
NorthWestern Corp.	1,431	50,743
NRG Energy Inc.(a)	9,060	141,970
NSTAR	4,140	201,328
NV Energy Inc.	9,374	151,109
OGE Energy Corp.	3,881	207,633
Ormat Technologies Inc.	705	14,206
Otter Tail Corp.	1,344	29,165
Pepco Holdings Inc.	9,025	170,482
PG&E Corp.	16,774	728,159
Pike Electric Corp.(a)(b)	650	5,350
Pinnacle West Capital Corp.	4,355	208,604
PNM Resources Inc.	3,172	58,048
Portland General Electric Co.	3,033	75,764
PPL Corp.	23,003	650,065
Progress Energy Inc.	11,740	623,511
Public Service Enterprise Group Inc.	20,166	617,281
SCANA Corp.	4,602	209,897
Southern Co. (The)	33,809	1,519,038
TECO Energy Inc.	8,538	149,842
UIL Holdings Corp.	1,988	69,103
UniSource Energy Corp.	1,443	52,771
Unitil Corp.	436	11,698
Westar Energy Inc.	4,557	127,277
Wisconsin Energy Corp.	9,297	327,068
Xcel Energy Inc.	19,311	511,162

		18,046,659
ELECTRICAL COMPONENTS & EQUIPMENT – 0.26%
A123 Systems Inc.(a)(b)	2,856	3,199
Advanced Energy Industries Inc.(a)(b)	1,593	20,900
American Superconductor Corp.(a)(b)	1,763	7,264
Belden Inc.	265	10,046
Encore Wire Corp.	731	21,733
Energizer Holdings Inc.(a)	2,629	195,019
EnerSys Inc.(a)(b)	1,343	46,535
Generac Holdings Inc.(a)	622	15,270
General Cable Corp.(a)	988	28,731
GrafTech International Ltd.(a)	4,869	58,136
Hubbell Inc. Class B	2,400	188,592
Insteel Industries Inc.	657	7,983
Littelfuse Inc.	106	6,646
Molex Inc.	5,395	151,707
Powell Industries Inc.(a)(b)	349	11,953
Power-One Inc.(a)	168	764
PowerSecure International Inc.(a)(b)	632	3,830
SunPower Corp.(a)(b)	3,905	24,914
Valence Technology Inc.(a)(b)	1,394	1,127

		804,349
ELECTRONICS – 1.09%
Analogic Corp.	128	8,645
Avnet Inc.(a)	5,795	210,880
AVX Corp.	1,901	25,207
Badger Meter Inc.	101	3,433
Bel Fuse Inc. Class B	419	7,404
Benchmark Electronics Inc.(a)	2,392	39,444
Brady Corp. Class A	1,758	56,871
Checkpoint Systems Inc.(a)(b)	1,578	17,800
Coherent Inc.(a)	258	15,049
CTS Corp.	1,355	14,255
Cymer Inc.(a)(b)	898	44,900

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
Daktronics Inc.	1,098	9,761
DDi Corp.	380	4,636
Electro Scientific Industries Inc.	809	12,143
ESCO Technologies Inc.	776	28,534
FEI Co.(a)(b)	114	5,599
Garmin Ltd.	3,992	187,424
Identive Group Inc.(a)	1,524	3,185
InvenSense Inc.(a)(b)	211	3,819
Itron Inc.(a)	1,600	72,656
Jabil Circuit Inc.	1,319	33,133
Kemet Corp.(a)(b)	1,650	15,444
Methode Electronics Inc.	1,455	13,502
Multi-Fineline Electronix Inc.(a)(b)	298	8,180
Newport Corp.(a)	1,014	17,968
OSI Systems Inc.(a)	167	10,237
Park Electrochemical Corp.	818	24,728
PerkinElmer Inc.	4,519	124,996
Plexus Corp.(a)(b)	141	4,934
Rofin-Sinar Technologies Inc.(a)(b)	594	15,664
Rogers Corp.(a)(b)	416	16,120
Sanmina-SCI Corp.(a)	3,177	36,377
Tech Data Corp.(a)	1,636	88,769
Thermo Fisher Scientific Inc.	15,265	860,641
Thomas & Betts Corp.(a)	1,591	114,409
TTM Technologies Inc.(a)(b)	1,565	17,982
Tyco International Ltd.	18,673	1,049,049
Viasystems Group Inc.(a)(b)	100	1,898
Vishay Intertechnology Inc.(a)(b)	5,711	69,446
Vishay Precision Group Inc.(a)(b)	486	7,207
Watts Water Technologies Inc. Class A	1,072	43,684
X-Rite Inc.(a)(b)	1,039	4,717
Zygo Corp.(a)(b)	530	10,372

		3,361,102
ENERGY – ALTERNATE SOURCES – 0.01%
FutureFuel Corp.	473	5,193
Green Plains Renewable Energy Inc.(a)(b)	664	7,165
KiOR Inc. Class A(a)	186	2,487
Renewable Energy Group Inc.(a)	150	1,554
REX American Resources Corp.(a)(b)	219	6,723
Solazyme Inc.(a)	101	1,478

		24,600
ENGINEERING & CONSTRUCTION – 0.33%
AECOM Technology Corp.(a)	2,588	57,893
Aegion Corp.(a)(b)	1,558	27,779
Argan Inc.	241	3,866
Chicago Bridge & Iron Co. NV	1,698	73,337
Dycom Industries Inc.(a)	1,158	27,051
EMCOR Group Inc.	2,631	72,931
Granite Construction Inc.	1,522	43,742
Jacobs Engineering Group Inc.(a)	5,061	224,557
KBR Inc.	5,647	200,751
Layne Christensen Co.(a)	771	17,155
McDermott International Inc.(a)	1,157	14,821
Michael Baker Corp.(a)	329	7,847
MYR Group Inc.(a)	47	839
Orion Marine Group Inc.(a)(b)	1,064	7,693
Shaw Group Inc. (The)(a)	2,567	81,400
Sterling Construction Co. Inc.(a)(b)	641	6,250
Tutor Perini Corp.(a)	1,232	19,194

Security	Shares	Value
URS Corp.	3,149	133,895
VSE Corp.	165	4,094

		1,025,095
ENTERTAINMENT – 0.17%
Bally Technologies Inc.(a)	118	5,517
Churchill Downs Inc.	367	20,515
Cinemark Holdings Inc.	341	7,485
DreamWorks Animation SKG Inc. Class A(a)(b)	2,815	51,937
International Game Technology	5,828	97,852
International Speedway Corp. Class A	1,163	32,273
Isle of Capri Casinos Inc.(a)(b)	837	5,909
Madison Square Garden Inc. Class A(a)(b)	2,426	82,969
Multimedia Games Holding Co. Inc.(a)	1,059	11,607
Penn National Gaming Inc.(a)(b)	2,683	115,316
Pinnacle Entertainment Inc.(a)	2,296	26,427
Regal Entertainment Group Class A	2,132	28,995
Scientific Games Corp. Class A(a)	1,094	12,756
Shuffle Master Inc.(a)	407	7,163
Speedway Motorsports Inc.	465	8,686
Vail Resorts Inc.	299	12,932

		528,339
ENVIRONMENTAL CONTROL – 0.40%
Calgon Carbon Corp.(a)	453	7,071
Casella Waste Systems Inc. Class A(a)	132	822
Covanta Holding Corp.	4,199	68,150
Energy Recovery Inc.(a)(b)	1,804	4,149
EnergySolutions Inc.(a)	2,459	12,049
Fuel Tech Inc.(a)	35	191
GSE Holding Inc.(a)	114	1,497
Heckmann Corp.(a)(b)	2,063	8,892
Met-Pro Corp.	542	5,723
Metalico Inc.(a)(b)	667	2,848
Republic Services Inc.	12,760	389,946
Tetra Tech Inc.(a)	1,960	51,666
US Ecology Inc.	37	804
Waste Connections Inc.	615	20,006
Waste Management Inc.	18,898	660,674

		1,234,488
FOOD – 1.86%
Arden Group Inc. Class A	21	1,909
B&G Foods Inc. Class A	807	18,166
Cal-Maine Foods Inc.	525	20,086
Campbell Soup Co.	1,701	57,579
Chefs’ Warehouse Inc. (The)(a)	176	4,073
Chiquita Brands International Inc.(a)	1,789	15,725
ConAgra Foods Inc.	14,265	374,599
Corn Products International Inc.	580	33,437
Dean Foods Co.(a)	7,366	89,202
Dole Food Co. Inc.(a)(b)	1,151	11,487
Fresh Del Monte Produce Inc.(b)	1,441	32,912
General Mills Inc.	6,253	246,681
H.J. Heinz Co.	5,332	285,529
Hain Celestial Group Inc.(a)	1,064	46,614
Hershey Co. (The)	1,547	94,877
Hormel Foods Corp.	2,592	76,516
Imperial Sugar Co.	486	2,279
Ingles Markets Inc. Class A	499	8,802

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
J.M. Smucker Co. (The)	4,613	375,314
Kellogg Co.	633	33,948
Kraft Foods Inc. Class A	65,789	2,500,640
Kroger Co. (The)	5,691	137,893
McCormick & Co. Inc. NVS	1,652	89,918
Nash-Finch Co.	478	13,585
Pilgrim’s Pride Corp.(a)	2,444	18,232
Post Holdings Inc.(a)(b)	1,097	36,124
Ralcorp Holdings Inc.(a)	2,195	162,627
Safeway Inc.	10,666	215,560
Sanderson Farms Inc.	873	46,295
Sara Lee Corp.	4,002	86,163
Seaboard Corp.(a)	12	23,412
Seneca Foods Corp. Class A(a)	367	9,667
Smart Balance Inc.(a)(b)	1,239	8,190
Smithfield Foods Inc.(a)	6,594	145,266
Snyders-Lance Inc.	1,919	49,606
Spartan Stores Inc.	905	16,399
SUPERVALU Inc.(b)	8,609	49,157
Tootsie Roll Industries Inc.	76	1,747
TreeHouse Foods Inc.(a)	573	34,093
Tyson Foods Inc. Class A	12,006	229,915
Village Super Market Inc. Class A	244	7,708
Weis Markets Inc.	436	19,010

		5,730,942
FOREST PRODUCTS & PAPER – 0.35%
Boise Inc.	3,427	28,136
Buckeye Technologies Inc.	1,575	53,503
Clearwater Paper Corp.(a)(b)	906	30,088
Domtar Corp.	1,461	139,350
International Paper Co.	13,738	482,204
KapStone Paper and Packaging Corp.(a)	1,545	30,437
MeadWestvaco Corp.	6,779	214,149
Neenah Paper Inc.	291	8,654
P.H. Glatfelter Co.	1,717	27,094
Schweitzer-Mauduit International Inc.	637	43,991
Verso Paper Corp.(a)(b)	588	1,105
Wausau Paper Corp.	1,938	18,178

		1,076,889
GAS – 0.75%
AGL Resources Inc.	4,644	182,138
Atmos Energy Corp.	3,607	113,476
CenterPoint Energy Inc.	16,921	333,682
Chesapeake Utilities Corp.	374	15,379
Laclede Group Inc. (The)	885	34,533
New Jersey Resources Corp.	1,632	72,738
NiSource Inc.	11,140	271,259
Northwest Natural Gas Co.	1,083	49,168
Piedmont Natural Gas Co.	2,834	88,052
Questar Corp.	7,078	136,322
Sempra Energy	9,548	572,498
South Jersey Industries Inc.	972	48,639
Southwest Gas Corp.	1,809	77,317
UGI Corp.	4,454	121,371
Vectren Corp.	3,229	93,835
WGL Holdings Inc.	2,061	83,883

		2,294,290

Security	Shares	Value
HAND & MACHINE TOOLS – 0.30%
Franklin Electric Co. Inc.	59	2,895
Kennametal Inc.	2,890	128,692
Lincoln Electric Holdings Inc.	1,285	58,236
Regal Beloit Corp.	1,551	101,668
Snap-on Inc.	1,911	116,514
Stanley Black & Decker Inc.	6,705	516,017

		924,022
HEALTH CARE – PRODUCTS – 0.96%
Accuray Inc.(a)(b)	322	2,273
Affymetrix Inc.(a)	2,781	11,875
Alere Inc.(a)	3,193	83,050
Alphatec Holdings Inc.(a)(b)	2,124	5,034
AngioDynamics Inc.(a)	997	12,213
Baxter International Inc.	2,279	136,239
BG Medicine Inc.(a)	32	225
BIOLASE Technology Inc.(a)(b)	883	2,393
BioMimetic Therapeutics Inc.(a)(b)	449	1,109
Boston Scientific Corp.(a)	57,940	346,481
Cantel Medical Corp.	768	19,269
CardioNet Inc.(a)	712	2,193
CareFusion Corp.(a)	6,097	158,095
Cerus Corp.(a)	275	1,106
Chindex International Inc.(a)	253	2,403
Columbia Laboratories Inc.(a)	605	430
CONMED Corp.	1,114	33,275
Cooper Companies Inc. (The)	1,353	110,554
Covidien PLC	9,209	503,548
CryoLife Inc.(a)	1,034	5,449
Cynosure Inc. Class A(a)	379	6,769
Exactech Inc.(a)(b)	101	1,601
Greatbatch Inc.(a)(b)	917	22,485
Hanger Orthopedic Group Inc.(a)	631	13,794
Henry Schein Inc.(a)	1,736	131,380
Hill-Rom Holdings Inc.	235	7,851
Hologic Inc.(a)	10,451	225,219
Hospira Inc.(a)	1,064	39,783
ICU Medical Inc.(a)	364	17,894
Invacare Corp.	1,064	17,630
IRIS International Inc.(a)	201	2,716
Medical Action Industries Inc.(a)	366	2,094
Medtronic Inc.	5,849	229,222
Natus Medical Inc.(a)	551	6,573
Palomar Medical Technologies Inc.(a)(b)	750	7,005
QIAGEN NV(a)(b)	9,297	144,754
Solta Medical Inc.(a)(b)	2,387	7,233
Staar Surgical Co.(a)	184	1,993
SurModics Inc.(a)	601	9,237
Symmetry Medical Inc.(a)(b)	1,074	7,593
Teleflex Inc.	1,612	98,574
Uroplasty Inc.(a)	101	304
West Pharmaceutical Services Inc.	596	25,348
Wright Medical Group Inc.(a)(b)	1,538	29,714
Young Innovations Inc.	146	4,514
Zeltiq Aesthetics Inc.(a)	109	673
Zimmer Holdings Inc.	7,149	459,538

		2,958,705

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
HEALTH CARE – SERVICES – 2.13%
Aetna Inc.	13,948	699,632
Almost Family Inc.(a)	323	8,401
Amedisys Inc.(a)(b)	1,164	16,832
AMERIGROUP Corp.(a)(b)	598	40,234
AmSurg Corp.(a)	1,235	34,555
Assisted Living Concepts Inc. Class A	771	12,806
Brookdale Senior Living Inc.(a)	502	9,397
Capital Senior Living Corp.(a)(b)	734	6,782
Centene Corp.(a)	739	36,189
Cigna Corp.	11,383	560,613
Community Health Systems Inc.(a)	3,825	85,068
Coventry Health Care Inc.	5,922	210,646
Five Star Quality Care Inc.(a)(b)	1,469	5,009
Gentiva Health Services Inc.(a)(b)	1,205	10,532
HCA Holdings Inc.	1,732	42,850
Health Net Inc.(a)	3,295	130,877
HealthSouth Corp.(a)(b)	3,828	78,398
Healthways Inc.(a)(b)	1,339	9,855
Humana Inc.	6,713	620,818
Kindred Healthcare Inc.(a)	2,046	17,678
LHC Group Inc.(a)	589	10,914
LifePoint Hospitals Inc.(a)(b)	1,912	75,409
Magellan Health Services Inc.(a)	1,133	55,302
Molina Healthcare Inc.(a)	436	14,663
National Healthcare Corp.	404	18,406
Neostem Inc.(a)	149	56
Quest Diagnostics Inc.	506	30,942
Select Medical Holdings Corp.(a)(b)	1,183	9,097
Skilled Healthcare Group Inc. Class A(a)	708	5,423
Sun Healthcare Group Inc.(a)(b)	985	6,737
Sunrise Senior Living Inc.(a)(b)	570	3,602
Tenet Healthcare Corp.(a)(b)	15,411	81,832
Triple-S Management Corp. Class B(a)(b)	777	17,949
UnitedHealth Group Inc.	43,136	2,542,436
Universal American Corp.	1,298	13,992
Vanguard Health Systems Inc.(a)	779	7,681
WellPoint Inc.	13,852	1,022,278

		6,553,891
HOLDING COMPANIES – DIVERSIFIED – 0.28%
American Capital Ltd.(a)	13,165	114,141
Apollo Investment Corp.	7,727	55,403
Ares Capital Corp.	8,768	143,357
Arlington Asset Investment Corp. Class A	325	7,215
BlackRock Kelso Capital Corp.(c)	2,896	28,439
Capital Southwest Corp.	114	10,779
Compass Diversified Holdings(b)	1,590	23,516
Fifth Street Finance Corp.	3,289	32,101
Gladstone Capital Corp.	832	6,747
Gladstone Investment Corp.	870	6,586
Golub Capital BDC Inc.	501	7,650
Harbinger Group Inc.(a)(b)	359	1,860
Home Loan Servicing Solutions Ltd.	219	3,053
Horizon Pharma Inc.(a)(b)	32	132
Kohlberg Capital Corp.	755	5,217
Leucadia National Corp.	7,892	205,981
Main Street Capital Corp.(b)	898	22,118
MCG Capital Corp.	3,040	12,920
Medallion Financial Corp.	578	6,450
MVC Capital Inc.	947	12,434

Security	Shares	Value
New Mountain Finance Corp.	288	3,957
NGP Capital Resources Co.	851	5,574
PennantPark Investment Corp.	2,190	22,776
Primoris Services Corp.	134	2,152
Prospect Capital Corp.(b)	4,873	53,505
Solar Capital Ltd.	1,441	31,803
THL Credit Inc.	359	4,617
TICC Capital Corp.	1,525	14,853
Triangle Capital Corp.	1,080	21,330

		866,666
HOME BUILDERS – 0.32%
Beazer Homes USA Inc.(a)	2,927	9,513
Cavco Industries Inc.(a)(b)	269	12,530
D.R. Horton Inc.	11,179	169,585
Hovnanian Enterprises Inc. Class A(a)(b)	2,415	5,917
KB Home	3,036	27,020
Lennar Corp. Class A	6,347	172,512
M.D.C. Holdings Inc.	1,479	38,143
M/I Homes Inc.(a)(b)	743	9,184
Meritage Homes Corp.(a)(b)	1,105	29,901
NVR Inc.(a)	201	145,992
PulteGroup Inc.(a)	13,684	121,103
Ryland Group Inc. (The)	1,750	33,740
Skyline Corp.	270	2,066
Standard-Pacific Corp.(a)(b)	4,188	18,679
Thor Industries Inc.	1,664	52,516
Toll Brothers Inc.(a)	5,883	141,133

		989,534
HOME FURNISHINGS – 0.12%
American Woodmark Corp.	358	6,444
Ethan Allen Interiors Inc.	618	15,648
Furniture Brands International Inc.(a)(b)	1,651	2,774
Harman International Industries Inc.	937	43,861
Kimball International Inc. Class B	1,238	8,554
La-Z-Boy Inc.(a)(b)	2,044	30,578
Sealy Corp.(a)(b)	1,950	3,939
Select Comfort Corp.(a)	282	9,134
Skullcandy Inc.(a)(b)	244	3,862
Universal Electronics Inc.(a)	366	7,313
VOXX International Corp.(a)(b)	738	10,007
Whirlpool Corp.	3,045	234,039

		376,153
HOUSEHOLD PRODUCTS & WARES – 0.35%
A.T. Cross Co. Class A(a)	34	409
ACCO Brands Corp.(a)(b)	2,177	27,017
American Greetings Corp. Class A	1,406	21,568
Avery Dennison Corp.	3,967	119,526
Blyth Inc.	205	15,340
Central Garden & Pet Co. Class A(a)(b)	1,697	16,342
Church & Dwight Co. Inc.	2,413	118,696
Clorox Co. (The)	5,013	344,644
CSS Industries Inc.	314	6,110
Ennis Inc.	1,029	16,279
Helen of Troy Ltd.(a)	1,218	41,424
Jarden Corp.	3,632	146,115
Kimberly-Clark Corp.	1,945	143,716
Prestige Brands Holdings Inc.(a)	1,980	34,610

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
Scotts Miracle-Gro Co. (The) Class A	241	13,053
Spectrum Brands Holdings Inc.(a)	139	4,859
Summer Infant Inc.(a)(b)	525	3,150

		1,072,858
HOUSEWARES – 0.07%
Lifetime Brands Inc.	369	4,147
Newell Rubbermaid Inc.	11,644	207,380

		211,527
INSURANCE – 7.24%
ACE Ltd.	13,435	983,442
Aflac Inc.	18,628	856,702
Alleghany Corp.(a)	593	195,156
Allied World Assurance Co. Holdings Ltd.	1,515	104,035
Allstate Corp. (The)	20,840	686,053
Alterra Capital Holdings Ltd.(b)	3,638	83,601
American Equity Investment Life Holding Co.	2,346	29,958
American Financial Group Inc.	3,040	117,283
American International Group Inc.(a)	17,625	543,379
American National Insurance Co.	271	19,653
American Safety Insurance Holdings Ltd.(a)	415	7,823
Amerisafe Inc.(a)(b)	724	17,912
AmTrust Financial Services Inc.	832	22,364
Aon Corp.	13,174	646,316
Arch Capital Group Ltd.(a)	5,274	196,404
Argo Group International Holdings Ltd.	1,083	32,349
Arthur J. Gallagher & Co.	4,666	166,763
Aspen Insurance Holdings Ltd.	2,793	78,036
Assurant Inc.	3,481	140,980
Assured Guaranty Ltd.	7,280	120,266
Axis Capital Holdings Ltd.	5,146	170,693
Baldwin & Lyons Inc. Class B	329	7,363
Berkshire Hathaway Inc. Class B(a)	69,692	5,655,506
Brown & Brown Inc.	4,597	109,317
Chubb Corp. (The)	10,857	750,327
Cincinnati Financial Corp.	5,809	200,469
Citizens Inc.(a)(b)	1,603	15,838
CNA Financial Corp.	1,049	30,767
CNO Financial Group Inc.(a)(b)	8,937	69,530
Delphi Financial Group Inc. Class A	1,932	86,496
Donegal Group Inc. Class A	302	4,128
eHealth Inc.(a)(b)	748	12,200
EMC Insurance Group Inc.	187	3,757
Employers Holdings Inc.	1,294	22,917
Endurance Specialty Holdings Ltd.	1,721	69,976
Enstar Group Ltd.(a)(b)	272	26,925
Everest Re Group Ltd.	1,827	169,034
FBL Financial Group Inc. Class A	503	16,951
Fidelity National Financial Inc. Class A	8,878	160,070
First American Financial Corp.	4,147	68,965
Flagstone Reinsurance Holdings SA(b)	1,946	15,315
Fortegra Financial Corp.(a)	233	1,948
Genworth Financial Inc. Class A(a)	19,638	163,388
Global Indemnity PLC(a)	533	10,388
Greenlight Capital Re Ltd. Class A(a)	854	21,034
Hallmark Financial Services Inc.(a)(b)	284	2,241
Hanover Insurance Group Inc. (The)	1,830	75,250
Harleysville Group Inc.	482	27,811
Hartford Financial Services Group Inc. (The)	17,709	373,306
HCC Insurance Holdings Inc.	4,227	131,756

Security	Shares	Value
Hilltop Holdings Inc.(a)(b)	1,573	13,197
Horace Mann Educators Corp.	1,575	27,751
Independence Holding Co.	321	3,197
Infinity Property and Casualty Corp.	491	25,694
Kansas City Life Insurance Co.	168	5,410
Kemper Corp.	1,976	59,833
Lincoln National Corp.	11,595	305,644
Loews Corp.	12,637	503,837
Maiden Holdings Ltd.	1,991	17,919
Markel Corp.(a)	388	174,189
Marsh & McLennan Companies Inc.	21,854	716,593
MBIA Inc.(a)	5,940	58,212
Meadowbrook Insurance Group Inc.	2,102	19,612
Mercury General Corp.	1,073	46,933
MetLife Inc.	32,703	1,221,457
MGIC Investment Corp.(a)	7,401	36,709
Montpelier Re Holdings Ltd.	2,457	47,469
National Interstate Corp.	244	6,242
National Western Life Insurance Co. Class A	89	12,181
Navigators Group Inc. (The)(a)(b)	428	20,219
Old Republic International Corp.	10,255	108,190
OneBeacon Insurance Group Ltd.(b)	875	13,484
PartnerRe Ltd.	2,693	182,828
Phoenix Companies Inc. (The)(a)(b)	4,660	11,417
Platinum Underwriters Holdings Ltd.	1,405	51,282
Presidential Life Corp.	833	9,521
Primerica Inc.	1,169	29,470
Principal Financial Group Inc.	12,137	358,163
ProAssurance Corp.	1,209	106,525
Progressive Corp. (The)	24,742	573,520
Protective Life Corp.	3,387	100,323
Prudential Financial Inc.	19,353	1,226,787
Radian Group Inc.	5,250	22,837
Reinsurance Group of America Inc.	2,937	174,663
RenaissanceRe Holdings Ltd.	2,065	156,382
RLI Corp.	738	52,870
Safety Insurance Group Inc.	500	20,820
SeaBright Insurance Holdings Inc.	787	7,154
Selective Insurance Group Inc.	2,128	37,474
StanCorp Financial Group Inc.	1,783	72,996
State Auto Financial Corp.	503	7,349
Stewart Information Services Corp.	704	10,004
Symetra Financial Corp.	2,662	30,693
Torchmark Corp.	3,967	197,755
Tower Group Inc.	1,452	32,568
Travelers Companies Inc. (The)	15,654	926,717
United Fire Group Inc.	847	15,153
Universal Insurance Holdings Inc.	739	2,875
Unum Group	11,654	285,290
Validus Holdings Ltd.(b)	2,625	81,244
W.R. Berkley Corp.	4,542	164,057
White Mountains Insurance Group Ltd.	227	113,890
XL Group PLC	12,309	266,982

		22,295,722
INTERNET – 0.83%
1-800-FLOWERS.COM Inc.(a)(b)	940	2,848
Angie’s List Inc.(a)(b)	194	3,665
AOL Inc.(a)	3,872	73,452
Archipelago Learning Inc.(a)	216	2,402
Bankrate Inc.(a)	240	5,940
Bazaarvoice Inc.(a)	127	2,524

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
Boingo Wireless Inc.(a)	59	714
Brightcove Inc.(a)	70	1,736
DealerTrack Holdings Inc.(a)	224	6,778
Digital River Inc.(a)	1,275	23,855
EarthLink Inc.	4,336	34,645
eBay Inc.(a)	20,845	768,972
ePlus Inc.(a)(b)	145	4,636
eResearchTechnology Inc.(a)	936	7,320
Expedia Inc.	1,586	53,036
Global Sources Ltd.(a)	25	154
Groupon Inc.(a)(b)	311	5,716
HomeAway Inc.(a)	137	3,476
IAC/InterActiveCorp	3,038	149,135
ICG Group Inc.(a)(b)	1,365	12,217
InfoSpace Inc.(a)	1,391	17,819
Internap Network Services Corp.(a)	288	2,114
KIT Digital Inc.(a)(b)	1,559	11,225
Liberty Interactive Corp. Series A(a)	23,972	457,625
Limelight Networks Inc.(a)(b)	410	1,349
ModusLink Global Solutions Inc.(a)	1,833	9,898
Openwave Systems Inc.(a)(b)	2,492	5,657
Orbitz Worldwide Inc.(a)(b)	827	2,522
Pandora Media Inc.(a)(b)	288	2,940
Perficient Inc.(a)	281	3,375
QuinStreet Inc.(a)(b)	959	10,060
RealNetworks Inc.	854	8,489
Safeguard Scientifics Inc.(a)(b)	816	14,035
Support.com Inc.(a)(b)	725	2,284
TechTarget Inc.(a)(b)	168	1,164
TeleCommunication Systems Inc.(a)(b)	1,057	2,938
TripAdvisor Inc.(a)	1,586	56,573
United Online Inc.	3,496	17,095
XO Group Inc.(a)(b)	393	3,690
Yahoo! Inc.(a)	48,315	735,354
Zynga Inc. Class A(a)	1,279	16,819

		2,546,246
IRON & STEEL – 0.33%
AK Steel Holding Corp.	3,472	26,248
Commercial Metals Co.	4,658	69,032
Nucor Corp.	12,604	541,342
Reliance Steel & Aluminum Co.	2,558	144,476
Schnitzer Steel Industries Inc. Class A	624	24,894
Shiloh Industries Inc.	213	2,030
Steel Dynamics Inc.	2,322	33,762
United States Steel Corp.(b)	5,722	168,055
Universal Stainless & Alloy Products Inc.(a)(b)	281	12,004

		1,021,843
LEISURE TIME – 0.24%
Ambassadors Group Inc.	537	2,873
Arctic Cat Inc.(a)	481	20,601
Black Diamond Inc.(a)(b)	754	6,982
Callaway Golf Co.(b)	2,539	17,164
Carnival Corp.	17,003	545,456
Johnson Outdoors Inc. Class A(a)(b)	189	3,610
Life Time Fitness Inc.(a)	159	8,041
Marine Products Corp.	211	1,255
Royal Caribbean Cruises Ltd.	2,406	70,809
Town Sports International Holdings Inc.(a)	467	5,898

Security	Shares	Value
WMS Industries Inc.(a)	2,260	53,630

		736,319
LODGING – 0.21%
Boyd Gaming Corp.(a)(b)	2,161	16,942
Caesars Entertainment Corp.(a)	1,042	15,359
Choice Hotels International Inc.	1,038	38,759
Gaylord Entertainment Co.(a)(b)	1,405	43,274
Hyatt Hotels Corp. Class A(a)(b)	1,567	66,942
Marcus Corp.	818	10,266
MGM Resorts International(a)	10,956	149,221
Monarch Casino & Resort Inc.(a)(b)	353	3,636
Morgans Hotel Group Co.(a)(b)	553	2,737
Orient-Express Hotels Ltd. Class A(a)(b)	3,758	38,332
Red Lion Hotels Corp.(a)(b)	576	4,729
Wyndham Worldwide Corp.	5,828	271,060

		661,257
MACHINERY – 0.28%
AGCO Corp.(a)	3,777	178,312
Alamo Group Inc.	255	7,665
Albany International Corp. Class A	881	20,219
Astec Industries Inc.(a)(b)	784	28,600
Briggs & Stratton Corp.	1,986	35,609
Cascade Corp.	343	17,191
CNH Global NV(a)	1,079	42,836
Cognex Corp.	302	12,793
Columbus McKinnon Corp.(a)	162	2,639
Flow International Corp.(a)(b)	234	941
Flowserve Corp.	198	22,871
Gerber Scientific Inc. Escrow(a)(d)	1,091	11
Global Power Equipment Group Inc.(a)	306	8,476
Hurco Companies Inc.(a)(b)	253	7,147
IDEX Corp.	340	14,324
Intermec Inc.(a)(b)	2,341	18,096
Intevac Inc.(a)(b)	903	7,676
Kadant Inc.(a)	355	8,456
NACCO Industries Inc. Class A	233	27,114
Robbins & Myers Inc.	1,557	81,042
Tecumseh Products Co. Class A(a)	728	2,927
Terex Corp.(a)(b)	4,388	98,730
Xylem Inc.	7,331	203,435

		847,110
MANUFACTURING – 3.75%
3M Co.	3,307	295,017
A.O. Smith Corp.	1,533	68,908
Actuant Corp. Class A	2,327	67,460
American Railcar Industries Inc.(a)	382	8,981
AptarGroup Inc.	2,674	146,455
Barnes Group Inc.	2,142	56,356
Carlisle Companies Inc.	2,254	112,520
Ceradyne Inc.	979	31,876
Chase Corp.	251	3,953
CLARCOR Inc.	101	4,958
Colfax Corp.(a)	98	3,453
Cooper Industries PLC	2,280	145,806
Crane Co.	1,951	94,623
Dover Corp.	1,664	104,732
Eaton Corp.	8,448	420,964

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
EnPro Industries Inc.(a)	464	19,070
Federal Signal Corp.(a)	2,244	12,477
FreightCar America Inc.	483	10,863
General Electric Co.	422,222	8,473,996
GP Strategies Corp.(a)(b)	411	7,192
Handy & Harman Ltd.(a)(b)	197	2,845
Harsco Corp.	2,967	69,606
Hexcel Corp.(a)	594	14,262
Illinois Tool Works Inc.	1,190	67,973
Ingersoll-Rand PLC	2,570	106,269
ITT Corp.	3,661	83,983
John Bean Technologies Corp.	83	1,345
Leggett & Platt Inc.	1,402	32,260
Lydall Inc.(a)	679	6,919
Metabolix Inc.(a)(b)	379	1,073
Movado Group Inc.	683	16,768
Myers Industries Inc.	1,055	15,561
NL Industries Inc.	15	223
Parker Hannifin Corp.	3,536	298,969
Pentair Inc.	3,914	186,346
Proto Labs Inc.(a)	51	1,739
Smith & Wesson Holding Corp.(a)	1,573	12,191
SPX Corp.	1,463	113,426
Standex International Corp.	400	16,476
STR Holdings Inc.(a)	1,190	5,760
Textron Inc.	10,366	288,486
Tredegar Corp.	938	18,375
Trinity Industries Inc.	3,193	105,209

		11,555,724
MEDIA – 3.33%
A.H. Belo Corp. Class A	708	3,462
Belo Corp. Class A	2,576	18,470
Cambium Learning Group Inc.(a)(b)	649	1,720
CBS Corp. Class B NVS	22,516	763,518
Central European Media Enterprises Ltd. Class A(a)(b)	1,442	10,238
Comcast Corp. Class A	61,931	1,858,549
Courier Corp.	406	4,710
Crown Media Holdings Inc. Class A(a)(b)	1,104	1,755
Cumulus Media Inc. Class A(a)	1,229	4,289
Dial Global Inc.(a)(b)	198	461
Digital Domain Media Group Inc.(a)(b)	68	387
Digital Generation Inc.(a)(b)	250	2,553
DISH Network Corp. Class A	1,970	64,872
Dolan Co. (The)(a)(b)	1,197	10,905
E.W. Scripps Co. (The) Class A(a)	1,191	11,755
Entercom Communications Corp. Class A(a)	955	6,198
Entravision Communications Corp. Class A	824	1,409
Fisher Communications Inc.(a)	349	10,721
Gannett Co. Inc.	9,625	147,551
Gray Television Inc.(a)(b)	1,923	3,635
Journal Communications Inc. Class A(a)(b)	1,706	9,605
Knology Inc.(a)(b)	82	1,492
Liberty Media Corp. Series A(a)	4,654	410,250
Lin TV Corp. Class A(a)	1,112	4,504
Martha Stewart Living Omnimedia Inc. Class A	1,073	4,088
McClatchy Co. (The) Class A(a)(b)	2,275	6,575
McGraw-Hill Companies Inc. (The)	1,971	95,534
Meredith Corp.(b)	1,435	46,580
New York Times Co. (The) Class A(a)(b)	5,406	36,707
News Corp. Class A NVS	86,096	1,695,230
Nexstar Broadcasting Group Inc.(a)(b)	323	2,684

Security	Shares	Value
Nielsen Holdings NV(a)	439	13,231
Outdoor Channel Holdings Inc.	530	3,874
Saga Communications Inc. Class A(a)(b)	143	5,119
Scholastic Corp.	1,048	36,973
Sinclair Broadcast Group Inc. Class A	1,842	20,373
Thomson Reuters Corp.	7,922	228,946
Time Warner Inc.	39,852	1,504,413
Value Line Inc.	7	86
Walt Disney Co. (The)	71,257	3,119,632
Washington Post Co. (The) Class B	200	74,714
World Wrestling Entertainment Inc. Class A	141	1,251

		10,249,019
METAL FABRICATE & HARDWARE – 0.08%
A.M. Castle & Co.(a)	658	8,324
Ampco-Pittsburgh Corp.	303	6,099
CIRCOR International Inc.	250	8,318
Haynes International Inc.	105	6,652
Kaydon Corp.	1,286	32,806
L.B. Foster Co. Class A	373	10,634
Lawson Products Inc.	138	2,085
Mueller Industries Inc.	1,324	60,176
Mueller Water Products Inc. Class A	6,131	20,416
Northwest Pipe Co.(a)	369	7,838
Olympic Steel Inc.	369	8,856
RBC Bearings Inc.(a)	177	8,165
RTI International Metals Inc.(a)(b)	1,034	23,844
Timken Co. (The)	538	27,298
Worthington Industries Inc.	773	14,826

		246,337
MINING – 0.62%
Alcoa Inc.	42,421	425,058
Century Aluminum Co.(a)	2,035	18,071
Coeur d’Alene Mines Corp.(a)(b)	3,356	79,671
Golden Minerals Co.(a)	77	649
Golden Star Resources Ltd.(a)(b)	10,195	18,963
Horsehead Holding Corp.(a)(b)	1,637	18,645
Jaguar Mining Inc.(a)(b)	3,324	15,523
Kaiser Aluminum Corp.	367	17,344
Materion Corp.(a)(b)	742	21,318
Newmont Mining Corp.	19,367	992,946
Revett Minerals Inc.(a)	440	1,839
Thompson Creek Metals Co. Inc.(a)	6,021	40,702
Titanium Metals Corp.	1,575	21,357
United States Lime & Minerals Inc.(a)	84	5,031
Ur-Energy Inc.(a)	739	902
US Silica Holdings Inc.(a)	203	4,251
USEC Inc.(a)(b)	4,849	5,140
Vista Gold Corp.(a)(b)	2,362	7,417
Vulcan Materials Co.	5,158	220,401

		1,915,228
OFFICE & BUSINESS EQUIPMENT – 0.19%
Pitney Bowes Inc.	7,273	127,859
Xerox Corp.	55,859	451,341

		579,200
OFFICE FURNISHINGS – 0.01%
CompX International Inc.	39	542
Steelcase Inc. Class A	2,786	26,746

		27,288

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
OIL & GAS – 9.53%
Alon USA Energy Inc.	104	941
Anadarko Petroleum Corp.	16,799	1,316,034
Apache Corp.	10,871	1,091,883
Approach Resources Inc.(a)	303	11,196
Atwood Oceanics Inc.(a)	1,629	73,126
Bill Barrett Corp.(a)	1,776	46,194
Bonanza Creek Energy Inc.(a)	156	3,409
BPZ Resources Inc.(a)(b)	2,992	12,058
CAMAC Energy Inc.(a)(b)	2,312	2,312
Chesapeake Energy Corp.	26,215	607,401
Chevron Corp.	75,469	8,093,296
Cimarex Energy Co.	2,508	189,279
Cobalt International Energy Inc.(a)	321	9,640
Comstock Resources Inc.(a)(b)	1,878	29,729
ConocoPhillips	52,861	4,017,965
Crimson Exploration Inc.(a)	860	3,569
Delek US Holdings Inc.	562	8,717
Denbury Resources Inc.(a)	2,647	48,255
Devon Energy Corp.	16,843	1,197,874
Diamond Offshore Drilling Inc.	1,440	96,120
Endeavour International Corp.(a)(b)	1,463	17,337
Energen Corp.	2,866	140,864
Energy Partners Ltd.(a)(b)	1,141	18,952
EQT Corp.	3,270	157,647
EXCO Resources Inc.(b)	496	3,288
Exxon Mobil Corp.	51,383	4,456,448
Forest Oil Corp.(a)	965	11,696
Gastar Exploration Ltd.(a)(b)	2,290	6,847
GeoResources Inc.(a)	484	15,846
GMX Resources Inc.(a)(b)	1,605	2,038
Harvest Natural Resources Inc.(a)	1,337	9,466
Helmerich & Payne Inc.	275	14,836
Hercules Offshore Inc.(a)(b)	5,328	25,201
Hess Corp.	12,089	712,646
Kosmos Energy Ltd.(a)	208	2,754
Laredo Petroleum Holdings Inc.(a)	303	7,102
Marathon Oil Corp.	28,359	898,980
Marathon Petroleum Corp.	14,192	615,365
Matador Resources Co.(a)	222	2,431
Miller Energy Resources Inc.(a)(b)	1,226	5,174
Murphy Oil Corp.	6,539	367,949
Nabors Industries Ltd.(a)	11,458	200,400
Newfield Exploration Co.(a)	2,279	79,036
Noble Energy Inc.	5,623	549,817
Occidental Petroleum Corp.	23,043	2,194,385
Parker Drilling Co.(a)(b)	4,598	27,450
Patterson-UTI Energy Inc.	5,465	94,490
Penn Virginia Corp.	1,800	8,190
PetroCorp Inc. Escrow(a)(d)	190	0
Petroleum Development Corp.(a)(b)	925	34,308
PetroQuest Energy Inc.(a)(b)	1,693	10,395
Pioneer Natural Resources Co.	929	103,667
Plains Exploration & Production Co.(a)	5,102	217,600
QEP Resources Inc.	1,500	45,750
Quicksilver Resources Inc.(a)(b)	4,339	21,869

Security	Shares	Value
Rex Energy Corp.(a)(b)	198	2,115
Rowan Companies Inc.(a)	4,233	139,393
Sanchez Energy Corp.(a)	155	3,480
SM Energy Co.	483	34,182
Sunoco Inc.	4,309	164,388
Swift Energy Co.(a)	1,724	50,048
Tesoro Corp.(a)	5,733	153,874
Triangle Petroleum Corp.(a)(b)	879	6,065
U.S. Energy Corp.(a)(b)	964	3,046
Unit Corp.(a)(b)	1,649	70,511
VAALCO Energy Inc.(a)(b)	1,776	16,783
Valero Energy Corp.	22,729	585,726
Vantage Drilling Co.(a)	6,885	11,016
Venoco Inc.(a)(b)	894	9,691
Voyager Oil & Gas Inc.(a)	503	1,222
Warren Resources Inc.(a)(b)	2,379	7,755
Western Refining Inc.	126	2,371
WPX Energy Inc.(a)	7,762	139,794

		29,340,682
OIL & GAS SERVICES – 0.75%
Baker Hughes Inc.	10,405	436,386
C&J Energy Services Inc.(a)(b)	227	4,038
Cal Dive International Inc.(a)	1,442	4,759
Cameron International Corp.(a)	2,564	135,456
Dawson Geophysical Co.(a)(b)	229	7,866
Exterran Holdings Inc.(a)(b)	2,518	33,213
Gulf Island Fabrication Inc.	484	14,167
Helix Energy Solutions Group Inc.(a)(b)	4,274	76,077
Hornbeck Offshore Services Inc.(a)	1,231	51,739
Key Energy Services Inc.(a)	509	7,864
Matrix Service Co.(a)(b)	894	12,525
Mitcham Industries Inc.(a)(b)	213	4,784
National Oilwell Varco Inc.	16,845	1,338,672
Natural Gas Services Group Inc.(a)(b)	487	6,428
Newpark Resources Inc.(a)	3,317	27,166
Oil States International Inc.(a)	320	24,979
Pioneer Drilling Co.(a)	578	5,086
SEACOR Holdings Inc.(a)	871	83,424
Tesco Corp.(a)(b)	227	3,221
Tetra Technologies Inc.(a)	2,697	25,406
Union Drilling Inc.(a)(b)	574	3,192
Willbros Group Inc.(a)	1,245	4,034

		2,310,482
PACKAGING & CONTAINERS – 0.22%
Bemis Co. Inc.	4,167	134,552
Graphic Packaging Holding Co.(a)	793	4,377
Greif Inc. Class A	1,538	86,005
Owens-Illinois Inc.(a)	6,535	152,527
Packaging Corp. of America	384	11,363
Sealed Air Corp.	7,625	147,239
Sonoco Products Co.	3,982	132,202

		668,265
PHARMACEUTICALS – 7.53%
Abbott Laboratories	3,787	232,105
Allos Therapeutics Inc.(a)	599	887
Anacor Pharmaceuticals Inc.(a)	28	165
Array BioPharma Inc.(a)	1,908	6,506

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
AVANIR Pharmaceuticals Inc. Class A(a)(b)	502	1,717
BioScrip Inc.(a)(b)	402	2,730
Bristol-Myers Squibb Co.	67,923	2,292,401
Cardinal Health Inc.	6,967	300,347
Cempra Inc.(a)	24	181
ChemoCentryx Inc.(a)	140	1,492
Clovis Oncology Inc.(a)(b)	110	2,800
Cornerstone Therapeutics Inc.(a)(b)	302	1,800
Cytori Therapeutics Inc.(a)(b)	514	1,280
DENTSPLY International Inc.	3,327	133,513
DURECT Corp.(a)(b)	225	180
Dyax Corp.(a)(b)	704	1,098
Eli Lilly and Co.	27,231	1,096,592
Forest Laboratories Inc.(a)	10,626	368,616
Furiex Pharmaceuticals Inc.(a)	388	9,168
Hi-Tech Pharmacal Co. Inc.(a)	283	10,168
Idenix Pharmaceuticals Inc.(a)(b)	1,743	17,064
Impax Laboratories Inc.(a)	226	5,555
Johnson & Johnson	86,868	5,729,813
K-V Pharmaceutical Co. Class A(a)(b)	688	908
Lannett Co. Inc.(a)(b)	440	1,835
Mead Johnson Nutrition Co. Class A	6,658	549,152
Medicis Pharmaceutical Corp. Class A	431	16,201
Merck & Co. Inc.	122,885	4,718,784
Mylan Inc.(a)	1,642	38,505
Nektar Therapeutics(a)(b)	1,658	13,131
Neurocrine Biosciences Inc.(a)	722	5,754
Nutraceutical International Corp.(a)(b)	369	5,373
Omega Protein Corp.(a)(b)	690	5,251
Omnicare Inc.	4,613	164,084
Par Pharmaceutical Companies Inc.(a)	435	16,848
Patterson Companies Inc.	2,230	74,482
Pfizer Inc.	314,559	7,127,907
PharMerica Corp.(a)(b)	1,159	14,406
Progenics Pharmaceuticals Inc.(a)(b)	302	2,990
Rigel Pharmaceuticals Inc.(a)(b)	638	5,136
Savient Pharmaceuticals Inc.(a)(b)	810	1,766
Schiff Nutrition International Inc.(a)	342	4,203
Theravance Inc.(a)	447	8,717
Vanda Pharmaceuticals Inc.(a)	69	331
VCA Antech Inc.(a)	3,406	79,053
ViroPharma Inc.(a)(b)	2,788	83,835
Warner Chilcott PLC Class A(a)	587	9,868
Watson Pharmaceuticals Inc.(a)	286	19,179
XenoPort Inc.(a)	249	1,121
Zalicus Inc.(a)(b)	1,157	1,388

		23,186,386
PIPELINES – 0.67%
Crosstex Energy Inc.	169	2,390
El Paso Corp.	1,790	52,894
Kinder Morgan Inc.(b)	2,179	84,218
ONEOK Inc.	3,957	323,129
SemGroup Corp.(a)	1,639	47,760
Spectra Energy Corp.	25,887	816,735
Williams Companies Inc. (The)	23,434	722,002

		2,049,128
REAL ESTATE – 0.10%
AV Homes Inc.(a)(b)	359	4,373
Consolidated-Tomoka Land Co.	168	4,998

Security	Shares	Value
Forest City Enterprises Inc. Class A(a)	5,524	86,506
Forestar Group Inc.(a)(b)	1,396	21,484
Howard Hughes Corp. (The)(a)	847	54,098
Jones Lang LaSalle Inc.	379	31,574
Kennedy-Wilson Holdings Inc.	1,071	14,459
Sovran Self Storage Inc.(b)	1,093	54,464
St. Joe Co. (The)(a)(b)	2,567	48,799

		320,755
REAL ESTATE INVESTMENT TRUSTS – 4.33%
Acadia Realty Trust(b)	1,346	30,339
AG Mortgage Investment Trust Inc.	323	6,376
Agree Realty Corp.	456	10,296
Alexandria Real Estate Equities Inc.	2,447	178,949
American Assets Trust Inc.	70	1,596
American Campus Communities Inc.	1,650	73,788
American Capital Agency Corp.	11,951	353,032
American Capital Mortgage Investment Corp.	591	12,866
Annaly Capital Management Inc.	37,912	599,768
Anworth Mortgage Asset Corp.	5,332	35,085
Apartment Investment and Management Co. Class A	1,515	40,011
Apollo Commercial Real Estate Finance Inc.(b)	813	12,723
ARMOUR Residential Inc.	7,107	47,972
Ashford Hospitality Trust Inc.(b)	1,994	17,966
Associated Estates Realty Corp.(b)	1,550	25,327
AvalonBay Communities Inc.	3,749	529,921
BioMed Realty Trust Inc.(b)	6,131	116,366
Boston Properties Inc.	1,036	108,770
Brandywine Realty Trust	5,469	62,784
BRE Properties Inc. Class A	2,967	149,982
Camden Property Trust	881	57,926
Campus Crest Communities Inc.	1,206	14,062
CapLease Inc.	2,683	10,812
Capstead Mortgage Corp.	3,614	47,380
CBL & Associates Properties Inc.	4,112	77,799
Cedar Realty Trust Inc.	2,199	11,259
Chatham Lodging Trust	546	6,929
Chesapeake Lodging Trust	1,267	22,768
Chimera Investment Corp.(b)	41,073	116,237
Cogdell Spencer Inc.(b)	1,295	5,491
Colonial Properties Trust	3,509	76,251
Colony Financial Inc.	1,300	21,294
CommonWealth REIT	3,334	62,079
CoreSite Realty Corp.	781	18,424
Corporate Office Properties Trust	1,918	44,517
Cousins Properties Inc.	3,593	27,235
CreXus Investment Corp.(b)	2,251	23,275
CubeSmart	4,880	58,072
CYS Investments Inc.	4,442	58,146
DCT Industrial Trust Inc.(b)	9,945	58,675
DDR Corp.(b)	8,616	125,794
DiamondRock Hospitality Co.	6,595	67,863
Douglas Emmett Inc.	5,517	125,843
Duke Realty Corp.	10,101	144,848
DuPont Fabros Technology Inc.	1,438	35,159
Dynex Capital Inc.(b)	2,159	20,618
EastGroup Properties Inc.	575	28,876
Education Realty Trust Inc.	3,661	39,685
Entertainment Properties Trust	1,878	87,102
Equity Lifestyle Properties Inc.(b)	396	27,617
Equity One Inc.	2,113	42,725
Equity Residential	10,886	681,681

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
Essex Property Trust Inc.	614	93,027
Excel Trust Inc.	1,308	15,801
Extra Space Storage Inc.(b)	2,313	66,591
Federal Realty Investment Trust	614	59,429
FelCor Lodging Trust Inc.(a)	2,452	8,827
First Industrial Realty Trust Inc.(a)	3,396	41,941
First Potomac Realty Trust(b)	1,975	23,878
Franklin Street Properties Corp.	2,781	29,479
General Growth Properties Inc.	22,417	380,865
Getty Realty Corp.	554	8,631
Gladstone Commercial Corp.(b)	215	3,700
Glimcher Realty Trust	794	8,115
Government Properties Income Trust(b)	1,431	34,501
Hatteras Financial Corp.	2,950	82,305
HCP Inc.	16,182	638,542
Health Care REIT Inc.	8,470	465,511
Healthcare Realty Trust Inc.	3,078	67,716
Hersha Hospitality Trust	5,549	30,298
Highwoods Properties Inc.	706	23,524
Hospitality Properties Trust	4,944	130,868
Host Hotels & Resorts Inc.	27,361	449,268
Hudson Pacific Properties Inc.	869	13,148
Inland Real Estate Corp.(b)	3,115	27,630
Invesco Mortgage Capital Inc.	4,645	81,984
Investors Real Estate Trust	2,757	21,201
iStar Financial Inc.(a)	3,297	23,903
Kilroy Realty Corp.	1,379	64,275
Kimco Realty Corp.	16,186	311,742
Kite Realty Group Trust(b)	2,178	11,478
LaSalle Hotel Properties	3,361	94,579
Lexington Realty Trust(b)	4,798	43,134
Liberty Property Trust(b)	4,579	163,562
LTC Properties Inc.(b)	979	31,328
Macerich Co. (The)	3,341	192,943
Mack-Cali Realty Corp.	3,434	98,968
Medical Properties Trust Inc.	5,352	49,667
MFA Financial Inc.	14,081	105,185
Mission West Properties Inc.(b)	701	6,912
Monmouth Real Estate Investment Corp. Class A	1,562	15,214
MPG Office Trust Inc.(a)(b)	1,910	4,469
National Health Investors Inc.	538	26,244
National Retail Properties Inc.	4,162	113,165
Newcastle Investment Corp.(b)	200	1,256
NorthStar Realty Finance Corp.(b)	4,556	24,648
Omega Healthcare Investors Inc.	213	4,528
One Liberty Properties Inc.(b)	435	7,960
Parkway Properties Inc.	865	9,065
Pebblebrook Hotel Trust	2,006	45,295
Pennsylvania Real Estate Investment Trust(b)	2,192	33,472
PennyMac Mortgage Investment Trust(c)	1,209	22,572
Piedmont Office Realty Trust Inc. Class A	6,877	122,067
Plum Creek Timber Co. Inc.	2,542	105,645
Post Properties Inc.	2,112	98,968
Potlatch Corp.(b)	732	22,941
Prologis Inc.	18,289	658,770
PS Business Parks Inc.	587	38,472
Public Storage	321	44,353
RAIT Financial Trust	2,032	10,099
Ramco-Gershenson Properties Trust(b)	1,517	18,538
Realty Income Corp.(b)	5,309	205,618
Redwood Trust Inc.(b)	3,098	34,698
Regency Centers Corp.	3,574	158,971
Resource Capital Corp.(b)	3,365	18,137

Security	Shares	Value
Retail Opportunity Investments Corp.	1,978	23,815
RLJ Lodging Trust	1,087	20,251
Rouse Properties Inc.(a)	839	11,360
Sabra Healthcare REIT Inc.	1,055	17,344
Senior Housing Properties Trust	6,437	141,936
Simon Property Group Inc.	2,136	311,172
SL Green Realty Corp.	3,543	274,760
STAG Industrial Inc.	628	8,767
Starwood Property Trust Inc.	3,755	78,930
Strategic Hotels & Resorts Inc.(a)	5,147	33,867
Summit Hotel Properties Inc.	1,043	7,906
Sun Communities Inc.	1,034	44,803
Sunstone Hotel Investors Inc.(a)(b)	4,657	45,359
Taubman Centers Inc.	2,227	162,460
Terreno Realty Corp.	545	7,799
Two Harbors Investment Corp.	8,351	84,679
UDR Inc.	8,015	214,081
UMH Properties Inc.	453	4,965
Universal Health Realty Income Trust	223	8,837
Urstadt Biddle Properties Inc. Class A(b)	786	15,516
Ventas Inc.	3,973	226,858
Vornado Realty Trust	6,539	550,584
Washington Real Estate Investment Trust(b)	1,986	58,984
Weingarten Realty Investors	4,838	127,868
Weyerhaeuser Co.	15,205	333,294
Whitestone REIT Class B	299	3,899
Winthrop Realty Trust	1,111	12,876

		13,342,950
RETAIL – 4.25%
Abercrombie & Fitch Co. Class A	486	24,110
America’s Car-Mart Inc.(a)(b)	163	7,169
American Eagle Outfitters Inc.	7,801	134,099
Asbury Automotive Group Inc.(a)(b)	1,152	31,104
AutoNation Inc.(a)	690	23,674
Barnes & Noble Inc.(a)(b)	1,145	15,171
Bebe Stores Inc.	1,512	13,956
Benihana Inc.	537	7,008
Best Buy Co. Inc.	11,727	277,695
Big 5 Sporting Goods Corp.	866	6,789
Big Lots Inc.(a)	1,731	74,468
Biglari Holdings Inc.(a)	46	18,531
Bob Evans Farms Inc.	1,194	45,038
Bon-Ton Stores Inc. (The)(b)	488	4,509
Brinker International Inc.	260	7,163
Brown Shoe Co. Inc.	1,653	15,257
Build-A-Bear Workshop Inc.(a)(b)	654	3,434
Cabela’s Inc.(a)	1,710	65,236
Caribou Coffee Co. Inc.(a)	273	5,089
CarMax Inc.(a)	7,520	260,568
Cash America International Inc.	771	36,954
Casual Male Retail Group Inc.(a)	1,660	5,578
Charming Shoppes Inc.(a)	4,585	27,052
Chico’s FAS Inc.	2,318	35,002
Children’s Place Retail Stores Inc. (The)(a)	973	50,275
Christopher & Banks Corp.	1,412	2,626
Citi Trends Inc.(a)(b)	589	6,750
Coldwater Creek Inc.(a)	2,957	3,430
Collective Brands Inc.(a)	2,428	47,734
Conn’s Inc.(a)(b)	523	8,028
Cost Plus Inc.(a)	275	4,923
Cracker Barrel Old Country Store Inc.	49	2,734

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
CVS Caremark Corp.	53,986	2,418,573
Denny’s Corp.(a)	1,077	4,351
Dillard’s Inc. Class A	1,254	79,027
Domino’s Pizza Inc.	1,428	51,836
DSW Inc. Class A	62	3,396
Dunkin’ Brands Group Inc.	140	4,215
Einstein Noah Restaurant Group Inc.	34	507
Finish Line Inc. (The) Class A	1,421	30,154
Foot Locker Inc.	6,169	191,547
Francesca’s Holdings Corp.(a)	261	8,250
Fred’s Inc. Class A	1,451	21,199
GameStop Corp. Class A(b)	5,615	122,632
Gap Inc. (The)	14,092	368,365
Genesco Inc.(a)	838	60,043
Gordmans Stores Inc.(a)	12	264
Group 1 Automotive Inc.	903	50,722
Harris Teeter Supermarkets Inc.	893	35,809
Haverty Furniture Companies Inc.	741	8,225
hhgregg Inc.(a)(b)	672	7,647
Home Depot Inc. (The)	25,261	1,270,881
Hot Topic Inc.	1,619	16,433
J.C. Penney Co. Inc.	6,589	233,448
Jack in the Box Inc.(a)	1,656	39,694
Kenneth Cole Productions Inc. Class A(a)	201	3,236
Kirkland’s Inc.(a)	570	9,223
Kohl’s Corp.	1,552	77,647
Lithia Motors Inc. Class A	870	22,794
Liz Claiborne Inc.(a)(b)	3,538	47,268
Lowe’s Companies Inc.	51,843	1,626,833
Luby’s Inc.(a)(b)	742	4,504
Macy’s Inc.	14,870	590,785
MarineMax Inc.(a)(b)	914	7,522
Mattress Firm Holding Corp.(a)	151	5,723
Men’s Wearhouse Inc. (The)	1,721	66,723
Michael Kors Holdings Ltd.(a)	456	21,245
New York & Co. Inc.(a)	1,002	3,737
O’Charley’s Inc.(a)	726	7,144
Office Depot Inc.(a)	10,945	37,760
OfficeMax Inc.(a)	3,387	19,374
Orchard Supply Hardware Stores Corp. Class A(a)	71	1,466
P.F. Chang’s China Bistro Inc.	73	2,885
Pacific Sunwear of California Inc.(a)(b)	1,869	3,289
Pantry Inc. (The)(a)(b)	841	10,941
PC Connection Inc.	369	3,033
Penske Automotive Group Inc.	1,762	43,398
Pep Boys - Manny, Moe & Jack (The)	2,262	33,749
Pier 1 Imports Inc.(a)(b)	2,647	48,122
PVH Corp.	2,028	181,161
RadioShack Corp.(b)	3,940	24,507
Red Robin Gourmet Burgers Inc.(a)	50	1,860
Regis Corp.	2,278	41,984
Rite Aid Corp.(a)(b)	21,992	38,266
Roundy’s Inc.(a)	500	5,350
Ruby Tuesday Inc.(a)(b)	2,568	23,446
Rush Enterprises Inc. Class A(a)(b)	1,292	27,416
Ruth’s Hospitality Group Inc.(a)(b)	1,154	8,759
Saks Inc.(a)(b)	4,551	52,837
Sally Beauty Holdings Inc.(a)	278	6,894
Sears Holdings Corp.(a)(b)	1,548	102,555
Shoe Carnival Inc.(a)	363	11,696
Signet Jewelers Ltd.	3,453	163,258
Sonic Automotive Inc.	1,585	28,387
Stage Stores Inc.	1,228	19,943

Security	Shares	Value
Staples Inc.	28,433	460,046
Stein Mart Inc.(a)	1,084	7,154
Steinway Musical Instruments Inc.(a)	259	6,475
Susser Holdings Corp.(a)(b)	378	9,703
Systemax Inc.(a)(b)	402	6,778
Talbots Inc. (The)(a)(b)	2,757	8,354
Target Corp.	25,985	1,514,146
Teavana Holdings Inc.(a)(b)	186	3,668
Texas Roadhouse Inc.	164	2,729
Tuesday Morning Corp.(a)	1,701	6,532
Wal-Mart Stores Inc.	16,958	1,037,830
Walgreen Co.	2,022	67,717
Wendy’s Co. (The)	11,815	59,193
West Marine Inc.(a)(b)	574	6,877
Wet Seal Inc. Class A(a)(b)	3,576	12,337
Williams-Sonoma Inc.	2,018	75,635
World Fuel Services Corp.	1,206	49,446
Zale Corp.(a)(b)	1,266	3,912

		13,073,624
SAVINGS & LOANS – 0.43%
Astoria Financial Corp.	3,430	33,820
Bank Mutual Corp.	1,863	7,527
BankFinancial Corp.	808	5,349
BankUnited Inc.	1,383	34,575
Beneficial Mutual Bancorp Inc.(a)(b)	1,308	11,432
Berkshire Hills Bancorp Inc.	819	18,771
BofI Holding Inc.(a)(b)	329	5,619
Brookline Bancorp Inc.	2,681	25,121
Cape Bancorp Inc.(a)(b)	451	3,599
Capitol Federal Financial Inc.	6,608	78,371
Charter Financial Corp.	268	2,401
Clifton Savings Bancorp Inc.(b)	302	3,150
Dime Community Bancshares Inc.	1,229	17,956
ESB Financial Corp.	493	7,109
ESSA Bancorp Inc.	445	4,361
First Defiance Financial Corp.	382	6,441
First Financial Holdings Inc.	660	7,260
First Niagara Financial Group Inc.	13,857	136,353
First PacTrust Bancorp Inc.	400	4,768
Flagstar Bancorp Inc.(a)(b)	7,709	7,092
Flushing Financial Corp.	1,240	16,690
Fox Chase Bancorp Inc.	456	5,928
Home Federal Bancorp Inc.	669	6,777
HomeStreet Inc.(a)	182	5,060
Hudson City Bancorp Inc.	17,061	124,716
Investors Bancorp Inc.(a)(b)	1,574	23,641
Kearny Financial Corp.	524	5,109
Meridian Interstate Bancorp Inc.(a)(b)	347	4,556
New York Community Bancorp Inc.	17,442	242,618
Northfield Bancorp Inc.	672	9,556
Northwest Bancshares Inc.	3,883	49,314
OceanFirst Financial Corp.	576	8,202
Oritani Financial Corp.	1,839	26,997
People’s United Financial Inc.	12,169	161,118
Provident Financial Services Inc.	2,381	34,596
Provident New York Bancorp	1,502	12,707
Rockville Financial Inc.	1,165	13,572
Roma Financial Corp.	314	3,074
Territorial Bancorp Inc.	401	8,345
TFS Financial Corp.(a)	3,149	29,916
United Financial Bancorp Inc.	637	10,077

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
ViewPoint Financial Group	1,374	21,132
Washington Federal Inc.	4,478	75,320
Westfield Financial Inc.	818	6,470
WSFS Financial Corp.	252	10,332

		1,336,898
SEMICONDUCTORS – 2.88%
Alpha & Omega Semiconductor Ltd.(a)	577	5,551
Amkor Technology Inc.(a)(b)	3,568	21,925
Amtech Systems Inc.(a)	25	208
ANADIGICS Inc.(a)(b)	2,657	6,297
Applied Materials Inc.	49,235	612,483
Applied Micro Circuits Corp.(a)	386	2,679
Atmel Corp.(a)	1,156	11,398
ATMI Inc.(a)	1,174	27,354
Axcelis Technologies Inc.(a)	4,185	7,198
AXT Inc.(a)(b)	705	4,477
Brooks Automation Inc.	2,607	32,144
Cabot Microelectronics Corp.	713	27,722
Cohu Inc.	949	10,790
Cree Inc.(a)	4,121	130,347
DSP Group Inc.(a)	1,006	6,700
Emcore Corp.(a)(b)	870	4,150
Emulex Corp.(a)(b)	3,458	35,894
Entegris Inc.(a)	3,577	33,409
Exar Corp.(a)(b)	1,283	10,777
Fairchild Semiconductor International Inc.(a)	5,030	73,941
FormFactor Inc.(a)(b)	2,027	11,311
Freescale Semiconductor Holdings I Ltd.(a)(b)	645	9,927
FSI International Inc.(a)(b)	1,524	7,452
GSI Group Inc.(a)	1,020	12,301
GSI Technology Inc.(a)(b)	794	3,367
Integrated Device Technology Inc.(a)	2,111	15,094
Integrated Silicon Solution Inc.(a)(b)	1,054	11,763
Intel Corp.	198,891	5,590,826
Intermolecular Inc.(a)	161	1,000
International Rectifier Corp.(a)	2,815	64,942
Intersil Corp. Class A	2,487	27,854
IXYS Corp.(a)(b)	347	4,580
KLA-Tencor Corp.	1,509	82,120
Kopin Corp.(a)	1,565	6,370
Kulicke and Soffa Industries Inc.(a)	2,841	35,314
Lattice Semiconductor Corp.(a)(b)	3,214	20,666
LSI Corp.(a)	16,016	139,019
LTX-Credence Corp.(a)(b)	901	6,478
Marvell Technology Group Ltd.(a)	20,193	317,636
MEMC Electronic Materials Inc.(a)	3,708	13,386
Micron Technology Inc.(a)	34,582	280,114
Mindspeed Technologies Inc.(a)(b)	603	3,841
MIPS Technologies Inc.(a)(b)	607	3,302
MKS Instruments Inc.	2,057	60,743
Monolithic Power Systems Inc.(a)	274	5,390
Nanometrics Inc.(a)(b)	793	14,679
Novellus Systems Inc.(a)	2,789	139,199
OmniVision Technologies Inc.(a)(b)	407	8,140
Pericom Semiconductor Corp.(a)(b)	871	7,046
Photronics Inc.(a)(b)	2,322	15,441
PLX Technology Inc.(a)(b)	1,756	7,059
PMC-Sierra Inc.(a)	8,883	64,224
QLogic Corp.(a)	678	12,041
Richardson Electronics Ltd.	589	7,056
Rudolph Technologies Inc.(a)	1,246	13,843

Security	Shares	Value
Sigma Designs Inc.(a)(b)	1,252	6,485
Silicon Image Inc.(a)	660	3,881
Silicon Laboratories Inc.(a)	179	7,697
Standard Microsystems Corp.(a)	904	23,387
Supertex Inc.(a)(b)	436	7,879
Teradyne Inc.(a)	7,418	125,290
Tessera Technologies Inc.(a)	2,016	34,776
Texas Instruments Inc.	16,899	567,975
Veeco Instruments Inc.(a)(b)	486	13,900

		8,880,238
SHIPBUILDING – 0.03%
Huntington Ingalls Industries Inc.(a)	1,924	77,422

		77,422
SOFTWARE – 0.49%
Accelrys Inc.(a)(b)	2,181	17,404
ACI Worldwide Inc.(a)	204	8,215
Activision Blizzard Inc.	16,898	216,632
Actuate Corp.(a)	111	697
Acxiom Corp.(a)(b)	3,198	46,947
Akamai Technologies Inc.(a)	662	24,295
Allscripts Healthcare Solutions Inc.(a)	1,453	24,120
AVG Technologies(a)	100	1,495
Avid Technology Inc.(a)(b)	1,173	12,903
Broadridge Financial Solutions Inc.	273	6,527
CA Inc.	15,299	421,640
Compuware Corp.(a)	2,299	21,128
CSG Systems International Inc.(a)	707	10,704
Digi International Inc.(a)(b)	838	9,210
DynaVox Inc.(a)	79	243
Ebix Inc.(b)	366	8,477
EPAM Systems Inc.(a)	75	1,539
EPIQ Systems Inc.	1,153	13,951
ePocrates Inc.(a)	21	180
Fair Isaac Corp.	597	26,208
Fidelity National Information Services Inc.	9,887	327,457
Fiserv Inc.(a)	1,150	79,799
Greenway Medical Technologies(a)	126	1,925
Guidewire Software Inc.(a)	100	3,078
Imperva Inc.(a)	56	2,192
inContact Inc.(a)(b)	101	564
JDA Software Group Inc.(a)	1,359	37,345
Jive Software Inc.(a)	172	4,672
ManTech International Corp. Class A	917	31,600
MedAssets Inc.(a)	338	4,448
Omnicell Inc.(a)	678	10,312
PDF Solutions Inc.(a)	53	447
Progress Software Corp.(a)(b)	1,009	23,833
Quest Software Inc.(a)	1,576	36,674
Rosetta Stone Inc.(a)(b)	435	4,489
Schawk Inc.	464	5,805
SeaChange International Inc.(a)	534	4,155
Smith Micro Software Inc.(a)(b)	1,415	3,297
SS&C Technologies Holdings Inc.(a)(b)	993	23,167
SYNNEX Corp.(a)(b)	990	37,759
Tangoe Inc.(a)	106	1,994
THQ Inc.(a)(b)	2,683	1,502

		1,519,029

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)(b)	1,072	22,641
Wesco Aircraft Holdings Inc.(a)	510	8,262

		30,903
TELECOMMUNICATIONS – 6.54%
Alaska Communications Systems Group Inc.(b)	1,420	4,374
Amdocs Ltd.(a)	6,978	220,365
Anaren Inc.(a)(b)	521	9,560
Anixter International Inc.(a)	556	40,327
ARRIS Group Inc.(a)(b)	4,575	51,698
AT&T Inc.	235,766	7,362,972
Atlantic Tele-Network Inc.	285	10,363
Aviat Networks Inc.(a)	2,388	6,734
Black Box Corp.	706	18,010
CenturyLink Inc.	24,359	941,475
Cincinnati Bell Inc.(a)	5,573	22,403
Cisco Systems Inc.	218,977	4,631,364
Clearwire Corp. Class A(a)	1,621	3,696
Communications Systems Inc.	262	3,440
Comtech Telecommunications Corp.	754	24,565
Consolidated Communications Holdings Inc.	208	4,083
Corning Inc.	62,523	880,324
EchoStar Corp. Class A(a)	1,507	42,407
Extreme Networks Inc.(a)(b)	2,610	9,996
Fairpoint Communications Inc.(a)(b)	797	2,997
Frontier Communications Corp.	39,644	165,316
GeoEye Inc.(a)	826	19,882
Globalstar Inc.(a)(b)	4,033	2,823
Globecomm Systems Inc.(a)(b)	257	3,721
Harmonic Inc.(a)	3,573	19,544
Harris Corp.	3,468	156,337
IDT Corp. Class B	42	392
Infinera Corp.(a)(b)	3,860	31,343
Iridium Communications Inc.(a)(b)	1,513	13,254
KVH Industries Inc.(a)(b)	557	5,849
Leap Wireless International Inc.(a)	1,910	16,674
Level 3 Communications Inc.(a)	5,407	139,122
Loral Space & Communications Inc.(a)	396	31,522
Motorola Mobility Holdings Inc.(a)	10,401	408,135
Motorola Solutions Inc.	10,288	522,939
Motricity Inc.(a)	86	95
NeoPhotonics Corp.(a)	170	804
Neutral Tandem Inc.(a)(b)	1,239	15,103
NII Holdings Inc.(a)	838	15,344
Novatel Wireless Inc.(a)(b)	1,117	3,742
Oclaro Inc.(a)(b)	1,988	7,833
Oplink Communications Inc.(a)	464	7,934
Opnext Inc.(a)	1,691	2,621
ORBCOMM Inc.(a)(b)	1,368	5,267
Plantronics Inc.	1,265	50,929
Preformed Line Products Co.	89	5,830
Premiere Global Services Inc.(a)(b)	2,058	18,604
RF Micro Devices Inc.(a)	9,746	48,535
Sonus Networks Inc.(a)	7,676	22,260
Sprint Nextel Corp.(a)	118,956	339,025
SureWest Communications	519	11,703
Sycamore Networks Inc.(a)	786	13,944
Symmetricom Inc.(a)(b)	1,708	9,855
TeleNav Inc.(a)	37	260
Telephone & Data Systems Inc.	3,931	91,003

Security	Shares	Value
Tellabs Inc.	14,677	59,442
tw telecom inc.(a)	860	19,058
Ubiquiti Networks Inc.(a)(b)	261	8,255
United States Cellular Corp.(a)(b)	570	23,330
UniTek Global Services Inc.(a)(b)	436	1,469
USA Mobility Inc.	871	12,133
Verizon Communications Inc.	87,179	3,332,853
ViaSat Inc.(a)	898	43,293
Vonage Holdings Corp.(a)	3,136	6,931
Westell Technologies Inc. Class A(a)(b)	2,095	4,881
Windstream Corp.	9,765	114,348

		20,124,690

TEXTILES – 0.13%
Cintas Corp.	4,507	176,314
G&K Services Inc. Class A	738	25,239
Mohawk Industries Inc.(a)	2,268	150,845
UniFirst Corp.	560	34,468

		386,866

TOYS, GAMES & HOBBIES – 0.05%
JAKKS Pacific Inc.	1,073	18,724
LeapFrog Enterprises Inc.(a)(b)	1,636	13,677
Mattel Inc.	3,582	120,570

		152,971

TRANSPORTATION – 1.54%
Air Transport Services Group Inc.(a)(b)	2,120	12,275
Alexander & Baldwin Inc.	1,641	79,506
Arkansas Best Corp.	1,002	18,848
Atlas Air Worldwide Holdings Inc.(a)	1,038	51,080
Baltic Trading Ltd.(b)	651	2,702
Bristow Group Inc.	1,464	69,877
CAI International Inc.(a)	28	509
Celadon Group Inc.	305	4,743
Con-way Inc.	2,025	66,035
Covenant Transportation Group Class A(a)(b)	329	1,053
DHT Maritime Inc.	2,540	2,438
Eagle Bulk Shipping Inc.(a)(b)	2,513	4,875
Excel Maritime Carriers Ltd.(a)(b)	1,802	3,604
FedEx Corp.	11,840	1,088,806
Frontline Ltd.(b)	2,034	15,641
Genco Shipping & Trading Ltd.(a)(b)	1,471	9,356
GulfMark Offshore Inc. Class A(a)	771	35,435
International Shipholding Corp.	215	4,964
Kansas City Southern Industries Inc.(a)	1,105	79,217
Kirby Corp.(a)(b)	617	40,592
Knightsbridge Tankers Ltd.	866	12,453
Marten Transport Ltd.	521	11,499
Nordic American Tankers Ltd.(b)	2,126	33,761
Norfolk Southern Corp.	13,149	865,599
Overseas Shipholding Group Inc.(b)	1,043	13,173
Pacer International Inc.(a)(b)	1,240	7,837
Patriot Transportation Holding Inc.(a)	241	5,613
PHI Inc.(a)(b)	512	11,853
Quality Distribution Inc.(a)(b)	522	7,193
RailAmerica Inc.(a)(b)	839	18,005
Roadrunner Transportation Systems Inc.(a)	337	5,847
Ryder System Inc.	2,036	107,501
Saia Inc.(a)	637	10,835

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iShares® Russell 3000 Value Index Fund

March 31, 2012

Security	Shares	Value
Scorpio Tankers Inc.(a)(b)	1,086	7,667
Ship Finance International Ltd.(b)	1,776	27,173
Swift Transportation Co.(a)	2,215	25,561
Teekay Corp.	1,652	57,407
Teekay Tankers Ltd. Class A	2,115	12,838
Tidewater Inc.	1,945	105,069
Ultrapetrol (Bahamas) Ltd.(a)(b)	839	1,678
Union Pacific Corp.	16,347	1,756,976
Universal Truckload Services Inc.	218	3,283
UTi Worldwide Inc.	391	6,737
Werner Enterprises Inc.	1,476	36,693

		4,743,807
TRUCKING & LEASING – 0.04%
AMERCO	342	36,084
GATX Corp.	1,869	75,321
Greenbrier Companies Inc. (The)(a)	793	15,694

		127,099
VENTURE CAPITAL – 0.01%
Fidus Investment Corp.(b)	166	2,326
Harris & Harris Group Inc.(a)(b)	1,229	5,100
Hercules Technology Growth Capital Inc.	1,956	21,672

		29,098
WATER – 0.16%
American States Water Co.	736	26,599
American Water Works Co. Inc.	6,994	238,006
Aqua America Inc.	4,957	110,492
Artesian Resources Corp. Class A	322	6,050
California Water Service Group	1,643	29,919
Connecticut Water Service Inc.	339	9,590
Consolidated Water Co. Ltd.(b)	577	4,564
Middlesex Water Co.	616	11,636
PICO Holdings Inc.(a)(b)	897	21,035
SJW Corp.	558	13,459
York Water Co. (The)	503	8,702

		480,052

TOTAL COMMON STOCKS
(Cost: $345,900,362)		307,240,797

RIGHTS – 0.00%

TRANSPORTATION – 0.00%
DHT Holdings Inc.(a)	10	1,040

		1,040

TOTAL RIGHTS		1,040
(Cost: $0)

SHORT-TERM INVESTMENTS – 2.07%

MONEY MARKET FUNDS – 2.07%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25%(c)(e)(f)	5,467,856	5,467,856

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%(c)(e)(f)	423,716	423,716
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%(c)(e)	473,198	473,198

		6,364,770

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,364,770)		6,364,770

TOTAL INVESTMENTS IN SECURITIES – 101.89%
(Cost: $352,265,132)		313,606,607
Other Assets, Less Liabilities – (1.89)%		(5,810,061)

NET ASSETS – 100.00%		$307,796,546

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® Russell Microcap Index Fund

March 31, 2012

Security	Shares	Value

COMMON STOCKS – 99.83%

ADVERTISING – 0.18%
Marchex Inc. Class B	41,949	$187,092
MDC Partners Inc.	48,484	539,142
Valuevision Media Inc. Class A(a)(b)	66,183	136,999

		863,233

AEROSPACE & DEFENSE – 0.57%
Arotech Corp.(a)	22,066	27,362
Astronics Corp.(a)	20,005	699,375
Breeze-Eastern Corp.(a)	11,292	94,853
CPI Aerostructures Inc.(a)	12,104	179,987
Ducommun Inc.(a)	20,956	249,376
GenCorp Inc.(a)(b)	108,213	768,312
Innovative Solutions and Support Inc.(a)	28,150	124,142
Kratos Defense & Security Solutions Inc.(a)(b)	58,419	311,957
LMI Aerospace Inc.(a)	17,597	320,265

		2,775,629

AGRICULTURE – 0.32%
Alico Inc.	7,529	173,995
Alliance One International Inc.(a)(b)	171,396	646,163
Cadiz Inc.(a)(b)	27,073	249,072
Griffin Land & Nurseries Inc.	2,542	67,134
Limoneira Co.(b)	17,092	288,684
MGP Ingredients Inc.	25,531	137,357

		1,562,405

AIRLINES – 0.20%
Hawaiian Holdings Inc.(a)	88,098	460,753
Pinnacle Airlines Corp.(a)(b)	31,743	42,853
Republic Airways Holdings Inc.(a)(b)	90,978	449,431

		953,037

APPAREL – 0.81%
American Apparel Inc.(a)(b)	78,821	63,135
Cherokee Inc.	21,103	240,363
Delta Apparel Inc.(a)(b)	14,532	238,761
Heelys Inc.(a)	33,349	73,368
Iconix Brand Group Inc. Escrow(a)(b)(c)	21,276	2
K-Swiss Inc. Class A(a)	49,407	202,569
Lacrosse Footwear Inc.	11,991	154,924
Lakeland Industries Inc.(a)	11,084	113,833
Oxford Industries Inc.	24,252	1,232,487
Perry Ellis International Inc.(a)	22,092	412,458
R.G. Barry Corp.	21,632	263,910
Rocky Brands Inc.(a)	16,821	228,934
Tandy Leather Factory Inc.	18,009	94,547
Unifi Inc.(a)	26,631	257,255
Weyco Group Inc.	15,126	358,486

		3,935,032

Security	Shares	Value

AUTO MANUFACTURERS – 0.28%
Wabash National Corp.(a)(b)	129,033	1,335,492

		1,335,492

AUTO PARTS & EQUIPMENT – 1.16%
Amerigon Inc.(a)(b)	56,371	912,083
Commercial Vehicle Group Inc.(a)	54,385	664,041
Douglas Dynamics Inc.	37,611	517,151
Fuel Systems Solutions Inc.(a)(b)	31,147	814,805
Miller Industries Inc.	22,729	384,575
Motorcar Parts of America Inc.(a)(b)	25,101	241,472
Spartan Motors Inc.	64,462	341,004
Standard Motor Products Inc.	36,939	655,298
Superior Industries International Inc.	44,899	877,326
Supreme Industries Inc. Class A(a)(b)	18,607	57,868
Tower International Inc.(a)	13,830	168,449

		5,634,072

BANKS – 11.28%
1st United Bancorp Inc.(a)	61,806	373,926
Alliance Financial Corp.	13,187	399,698
American National Bankshares Inc.	19,160	408,108
Ameris Bancorp(a)(b)	49,767	653,938
AmeriServ Financial Inc.(a)	95,140	249,267
Ames National Corp.	19,319	459,792
Arrow Financial Corp.	24,505	597,922
ASB Bancorp Inc.(a)	9,699	127,057
Bancorp Inc. (The)(a)	58,506	587,400
BancTrust Financial Group Inc.(a)	42,303	60,916
Bank of Commerce Holdings	37,751	166,859
Bank of Kentucky Financial Corp.	14,923	383,969
Bank of Marin Bancorp	13,991	531,798
Banner Corp.	33,753	743,579
BBCN Bancorp Inc.(a)	140,961	1,568,896
Berkshire Bancorp Inc.(a)	8,047	55,605
Boston Private Financial Holdings Inc.	146,075	1,447,603
Bridge Bancorp Inc.	18,971	397,822
Bridge Capital Holdings(a)(b)	22,925	308,571
Bryn Mawr Bank Corp.	26,478	594,166
Camden National Corp.	17,556	617,093
Capital Bank Corp.(a)	20,308	45,490
Capital City Bank Group Inc.	29,720	221,414
Cardinal Financial Corp.	59,335	670,486
Cascade Bancorp(a)	9,487	53,886
Cass Information Systems Inc.	17,942	716,783
Center Bancorp Inc.	31,315	314,089
CenterState Banks Inc.	63,122	515,076
Central Pacific Financial Corp.(a)(b)	28,657	371,108
Century Bancorp Inc. Class A	6,889	188,070
Citizens & Northern Corp.	26,611	532,220
Citizens Holding Co.	2,339	45,447
CNB Financial Corp.	29,732	496,822
CoBiz Financial Inc.	72,113	509,839
Community Trust Bancorp Inc.	28,695	920,249
Eagle Bancorp Inc.(a)(b)	34,942	584,929
Encore Bancshares Inc.(a)(b)	19,698	401,248
Enterprise Bancorp Inc.	13,639	224,225
Enterprise Financial Services Corp.	35,934	421,865
Farmers Capital Bank Corp.(a)	17,405	104,430
Fidelity Southern Corp.	15,465	104,234

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2012

Security	Shares	Value
Financial Institutions Inc.	28,091	454,231
First Bancorp (North Carolina)	30,981	338,622
First BanCorp (Puerto Rico)(a)	130,501	574,204
First Bancorp Inc. (Maine)	22,604	335,217
First Busey Corp.	151,504	748,430
First California Financial Group Inc.(a)	53,799	313,648
First Community Bancshares Inc.	33,820	451,835
First Connecticut Bancorp Inc.	40,304	531,610
First Financial Corp.	23,283	739,235
First Merchants Corp.	53,088	655,106
First of Long Island Corp. (The)	18,997	503,421
First South Bancorp Inc.(a)	26,916	107,664
First United Corp.(a)(b)	13,088	78,921
Firstbank Corp.	10,537	86,825
Franklin Financial Corp.(a)(b)	35,272	473,703
German American Bancorp Inc.	29,049	564,422
Great Southern Bancorp Inc.	21,557	517,368
Green Bankshares Inc.(a)(b)	36,184	61,151
Guaranty Bancorp(a)	109,638	218,180
Hanmi Financial Corp.(a)	62,015	627,592
Heartland Financial USA Inc.	27,822	482,433
Heritage Commerce Corp.(a)	46,844	301,207
Heritage Financial Corp.	28,640	389,504
Heritage Oaks Bancorp(a)(b)	29,235	148,806
Hudson Valley Holding Corp.	30,907	498,530
Intervest Bancshares Corp.(a)	33,303	127,217
Lakeland Bancorp Inc.	49,542	487,990
Lakeland Financial Corp.	34,460	896,994
LNB Bancorp Inc.	32,825	227,806
Macatawa Bank Corp.(a)(b)	65,520	227,354
MainSource Financial Group Inc.	42,209	508,618
Mercantile Bank Corp.(a)(b)	19,892	283,063
Merchants Bancshares Inc.	12,069	340,104
Metro Bancorp Inc.(a)	32,990	385,653
MetroCorp Bancshares Inc.(a)	19,462	194,620
Middleburg Financial Corp.	13,504	212,148
MidSouth Bancorp Inc.	20,011	272,150
MidWestOne Financial Group Inc.	21,524	416,705
National Bankshares Inc.	17,056	513,386
NewBridge Bancorp(a)	37,617	180,185
Northrim BanCorp Inc.	16,775	360,998
OmniAmerican Bancorp Inc.(a)	29,210	565,506
Oriental Financial Group Inc.	77,720	940,412
Orrstown Financial Services Inc.	16,568	145,301
Pacific Continental Corp.	39,926	376,103
Pacific Mercantile Bancorp(a)	27,420	150,262
Park Sterling Corp.(a)	72,451	347,765
Peapack-Gladstone Financial Corp.	24,584	332,376
Penns Woods Bancorp Inc.	4,608	188,375
Peoples Bancorp Inc.	22,458	393,913
Peoples Financial Corp.	4,075	39,894
Pinnacle Financial Partners Inc.(a)	65,184	1,196,126
Porter Bancorp Inc.(b)	10,217	22,375
Preferred Bank(a)(b)	7,288	85,853
QCR Holdings Inc.	5,962	73,929
Renasant Corp.	49,288	802,409
Republic First Bancorp Inc.(a)	33,178	78,300
S.Y. Bancorp Inc.	26,806	621,899
Sandy Spring Bancorp Inc.	46,565	846,086
SCBT Financial Corp.	28,216	922,945
Seacoast Banking Corp. of Florida(a)(b)	146,742	258,266
Shore Bancshares Inc.	18,759	133,001
Sierra Bancorp	28,624	281,374

Security	Shares	Value
Southside Bancshares Inc.	37,149	820,993
Southwest Bancorp Inc.(a)	38,307	353,191
State Bank Financial Corp.(a)(b)	62,925	1,101,817
Stellar One Corp.	46,159	547,907
Sterling Bancorp	61,856	593,199
Suffolk Bancorp(a)	24,371	316,579
Sun Bancorp Inc. (New Jersey)(a)	73,272	258,650
Taylor Capital Group Inc.(a)	29,229	419,436
Tompkins Financial Corp.	17,627	706,138
TowneBank(b)	48,985	660,808
TriCo Bancshares	28,974	504,727
Union First Market Bankshares Corp.	40,398	565,572
United Community Banks Inc.(a)	78,539	765,755
United Security Bancshares(a)(b)	18,918	46,349
United Security Bancshares Inc.(a)	15,299	84,298
Univest Corp. of Pennsylvania	34,085	571,946
Virginia Commerce Bancorp Inc.(a)	51,401	451,301
Walker & Dunlop Inc.(a)(b)	20,771	261,715
Washington Banking Co.	34,818	480,837
Washington Trust Bancorp Inc.	29,994	724,055
West Bancorporation Inc.	34,713	346,783
West Coast Bancorp(a)(b)	36,088	682,785
Wilshire Bancorp Inc.(a)	115,123	556,044
Yadkin Valley Financial Corp.(a)	36,430	105,283

		54,741,389

BEVERAGES – 0.48%
Coffee Holding Co. Inc.(b)	7,529	85,304
Craft Brew Alliance Inc.(a)(b)	23,143	177,275
Farmer Bros. Co.(a)	16,710	181,972
Jones Soda Co.(a)	67,545	30,415
Peet’s Coffee & Tea Inc.(a)(b)	24,614	1,814,052
Primo Water Corp.(a)(b)	27,429	53,487

		2,342,505

BIOTECHNOLOGY – 4.31%
Aastrom Biosciences Inc.(a)(b)	82,308	166,262
ADVENTRX Pharmaceuticals Inc.(a)(b)	91,828	63,361
Aegerion Pharmaceuticals Inc.(a)(b)	18,952	262,106
Affymax Inc.(a)(b)	68,553	804,812
AMAG Pharmaceuticals Inc.(a)	41,469	660,601
Apricus Biosciences Inc.(a)(b)	44,881	126,564
Arena Pharmaceuticals Inc.(a)(b)	320,702	984,555
ArQule Inc.(a)	100,455	704,190
Astex Pharmaceuticals Inc.(a)	111,217	206,864
Athersys Inc.(a)(b)	34,021	52,733
BioCryst Pharmaceuticals Inc.(a)(b)	55,539	268,253
BioSante Pharmaceuticals Inc.(a)(b)	207,212	140,904
Biotime Inc.(a)(b)	47,897	211,226
Cambrex Corp.(a)	56,145	392,454
Cell Therapeutics Inc.(a)(b)	417,909	543,282
Celldex Therapeutics Inc.(a)	107,351	546,417
Celsion Corp.(a)(b)	56,363	107,090
Chelsea Therapeutics International Ltd.(a)(b)	107,087	274,143
Cleveland Biolabs Inc.(a)(b)	55,546	136,643
Complete Genomics Inc.(a)(b)	17,753	50,063
Curis Inc.(a)(b)	146,179	704,583
Cytokinetics Inc.(a)	124,729	143,438
Discovery Laboratories Inc.(a)	88,276	236,580
Dynavax Technologies Corp.(a)(b)	289,596	1,465,356
Entremed Inc.(a)	17,501	38,502

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2012

Security	Shares	Value
Enzo Biochem Inc.(a)	71,244	191,646
Exact Sciences Corp.(a)	106,828	1,192,200
Galena Biopharma Inc.(a)(b)	89,988	199,773
GenVec Inc.(a)	23,470	61,726
GTx Inc.(a)(b)	41,591	160,125
Harvard Bioscience Inc.(a)	47,462	186,051
iBio Inc.(a)(b)	30,182	33,804
Idera Pharmaceuticals Inc.(a)	46,742	80,864
Immunomedics Inc.(a)(b)	127,112	461,417
Insmed Inc.(a)	47,477	172,342
Lexicon Pharmaceuticals Inc.(a)(b)	335,335	623,723
Ligand Pharmaceuticals Inc. Class B(a)(b)	37,653	600,565
Maxygen Inc.(a)	63,247	363,038
Nanosphere Inc.(a)	45,718	91,436
Neuralstem Inc.(a)(b)	91,581	102,571
NewLink Genetics Corp.(a)(b)	13,149	120,313
Novabay Pharmaceuticals Inc.(a)(b)	40,775	55,862
Novavax Inc.(a)(b)	176,287	222,122
NuPathe Inc.(a)(b)	9,149	33,943
Nymox Pharmaceutical Corp.(a)(b)	41,664	334,979
Omeros Corp.(a)(b)	37,885	377,713
OncoGenex Pharmaceutical Inc.(a)	28,269	375,695
Oncothyreon Inc.(a)(b)	79,770	347,797
Opexa Therapeutics Inc.(a)(b)	29,466	22,100
Oxygen Biotherapeutics Inc.(a)(b)	50,036	117,585
Peregrine Pharmaceuticals Inc.(a)(b)	180,480	97,477
PharmAthene Inc.(a)(b)	64,716	114,547
pSivida Corp.(a)(b)	42,097	78,300
PURE Bioscience Inc.(a)(b)	78,794	20,463
Repligen Corp.(a)	64,933	383,105
Rexahn Pharmaceuticals Inc.(a)(b)	121,423	63,274
RTI Biologics Inc.(a)	105,343	389,769
Sangamo BioSciences Inc.(a)	99,977	489,887
Spectrum Pharmaceuticals Inc.(a)(b)	107,610	1,359,114
Strategic Diagnostics Inc.(a)	49,697	93,430
Sunesis Pharmaceuticals Inc.(a)(b)	53,700	154,119
Tengion Inc.(a)(b)	20,767	11,422
Transcept Pharmaceuticals Inc.(a)(b)	9,383	98,709
Tranzyme Inc.(a)	21,771	55,951
Trius Therapeutics Inc.(a)(b)	22,164	118,577
Vical Inc.(a)(b)	162,195	551,463
XOMA Corp.(a)	124,214	344,073
ZIOPHARM Oncology Inc.(a)(b)	127,923	690,784

		20,934,836

BUILDING MATERIALS – 1.26%
AAON Inc.	35,151	709,698
American DG Energy Inc.(a)(b)	51,448	110,099
Apogee Enterprises Inc.	53,006	686,428
Broadwind Energy Inc.(a)	269,536	126,709
Builders FirstSource Inc.(a)(b)	83,502	353,213
Comfort Systems USA Inc.	71,101	775,712
Gibraltar Industries Inc.(a)	57,640	873,246
Headwaters Inc.(a)	117,913	492,876
LSI Industries Inc.	38,609	283,004
NCI Building Systems Inc.(a)(b)	37,094	426,952
PGT Inc.(a)(b)	43,332	78,431
Trex Co. Inc.(a)(b)	30,084	965,095
US Concrete Inc.(a)	14,150	65,939
US Home Systems Inc.	18,119	168,869

		6,116,271

Security	Shares	Value

CHEMICALS – 1.56%
Aceto Corp.	50,892	482,965
American Pacific Corp.(a)	22,947	172,561
American Vanguard Corp.	42,794	928,202
Codexis Inc.(a)(b)	46,072	168,163
Hawkins Inc.	16,905	628,866
KMG Chemicals Inc.	14,583	263,223
Landec Corp.(a)	52,318	341,636
Oil-Dri Corp. of America	11,490	244,622
OMNOVA Solutions Inc.(a)	83,620	564,435
Penford Corp.(a)	26,238	177,369
Quaker Chemical Corp.	23,755	937,135
Spartech Corp.(a)	57,654	281,351
TOR Minerals International Inc.(a)	3,396	49,310
TPC Group Inc.(a)	25,170	1,112,766
Zep Inc.	42,195	607,608
Zoltek Companies Inc.(a)	52,821	597,934

		7,558,146

COAL – 0.08%
Hallador Energy Co.	8,552	75,600
L&L Energy Inc.(a)(b)	52,359	128,279
Westmoreland Coal Co.(a)	18,678	208,633

		412,512

COMMERCIAL SERVICES – 4.52%
Advance America Cash Advance Centers Inc.	103,437	1,085,054
Albany Molecular Research Inc.(a)(b)	45,925	123,998
Altair Nanotechnologies Inc.(a)	57,919	36,489
AMN Healthcare Services Inc.(a)	75,877	459,815
AVEO Pharmaceuticals Inc.(a)	59,920	743,607
Barrett Business Services Inc.	16,480	326,798
Carriage Services Inc.	32,968	248,908
CBIZ Inc.(a)(b)	77,854	492,037
CDI Corp.	23,899	428,509
Cenveo Inc.(a)	99,843	337,469
Collectors Universe Inc.	13,429	231,516
Consolidated Graphics Inc.(a)	15,866	717,937
Corinthian Colleges Inc.(a)	148,782	615,958
CorVel Corp.(a)	12,647	504,489
CRA International Inc.(a)	21,552	543,541
Cross Country Healthcare Inc.(a)	54,408	272,584
Document Security Systems Inc.(a)(b)	37,603	113,561
Edgewater Technology Inc.(a)	21,572	84,562
Electro Rent Corp.	35,827	659,575
Energy Services of America Corp.(a)(b)	13,682	49,255
Essex Rental Corp.(a)	34,861	133,169
Franklin Covey Co.(a)	26,294	247,427
Global Cash Access Inc.(a)	50,999	397,792
Great Lakes Dredge & Dock Corp.	110,649	798,886
H&E Equipment Services Inc.(a)	53,472	1,011,690
Hackett Group Inc. (The)(a)	60,909	363,627
Heidrick & Struggles International Inc.	33,598	740,164
Hill International Inc.(a)	47,335	186,027
Hudson Highland Group Inc.(a)	62,926	338,542
Information Services Group Inc.(a)(b)	69,490	91,032
Innovaro Inc.(a)(b)	29,834	22,376
Integramed America Inc.(a)	19,579	237,004
Intersections Inc.	18,822	240,545
Learning Tree International Inc.(a)	13,590	81,268

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2012

Security	Shares	Value
Lincoln Educational Services Corp.	43,431	343,539
Luna Innovations Inc.(a)	11,614	19,395
Mac-Gray Corp.	24,604	372,259
Medifast Inc.(a)(b)	25,855	451,428
Midas Inc.(a)	29,845	342,621
Multi-Color Corp.	22,529	507,128
National American University Holdings Inc.	17,813	112,222
Newtek Business Services Inc.(a)	67,747	102,975
Odyssey Marine Exploration Inc.(a)(b)	143,521	444,915
On Assignment Inc.(a)	69,760	1,218,707
PDI Inc.(a)	20,531	136,942
Perceptron Inc.(a)	21,868	127,709
Pfsweb Inc.(a)	24,800	97,712
Premier Exhibitions Inc.(a)	57,863	204,835
PRGX Global Inc.(a)	39,187	246,486
Providence Service Corp. (The)(a)	24,834	385,175
QC Holdings Inc.	8,560	35,096
RCM Technologies Inc.(a)	25,919	144,369
Standard Parking Corp.(a)(b)	31,831	652,536
StarTek Inc.(a)(b)	23,507	51,480
Team Inc.(a)(b)	36,796	1,138,836
TNS Inc.(a)	49,502	1,075,679
Transcend Services Inc.(a)(b)	16,835	494,107
Tree.com Inc.(a)(b)	15,116	114,882
Westway Group Inc.(a)	25,298	146,475

		21,932,719

COMPUTERS – 2.97%
Acorn Energy Inc.	35,964	390,929
Agilysys Inc.(a)	32,181	289,307
Carbonite Inc.(a)(b)	13,429	147,853
CIBER Inc.(a)	122,374	518,866
Computer Task Group Inc.(a)(b)	29,491	451,802
Cray Inc.(a)	68,627	502,350
Datalink Corp.(a)	27,018	257,211
Digimarc Corp.(a)	12,748	356,179
Dot Hill Systems Corp.(a)(b)	109,631	165,543
Dynamics Research Corp.(a)(b)	19,931	192,135
EasyLink Services International Corp. Class A(a)	55,312	281,262
Echelon Corp.(a)(b)	69,293	306,968
Hutchinson Technology Inc.(a)(b)	45,406	99,893
iCAD Inc.(a)	90,464	44,327
iGO Inc.(a)	65,150	55,377
Imation Corp.(a)	59,908	370,830
Immersion Corp.(a)	55,120	300,955
Interphase Corp.(a)	16,071	87,266
KEY Tronic Corp.(a)	23,396	221,794
Keyw Holding Corp. (The)(a)(b)	33,878	262,554
LivePerson Inc.(a)	100,252	1,681,226
Mad Catz Interactive Inc.(a)(b)	108,859	67,493
Mattersight Corp.(a)	23,104	196,846
Maxwell Technologies Inc.(a)(b)	53,498	980,618
Mercury Computer Systems Inc.(a)(b)	57,876	766,857
NCI Inc. Class A(a)	13,522	86,406
NetList Inc.(a)	39,908	141,274
NetSol Technologies Inc.(a)	77,420	28,645
OCZ Technology Group Inc.(a)(b)	124,732	870,629
Overland Storage Inc.(a)	34,398	76,020
PAR Technology Corp.(a)	18,558	90,563
Planar Systems Inc.(a)	44,022	103,892
RadiSys Corp.(a)	41,002	303,415
Rimage Corp.	21,095	211,161

Security	Shares	Value
Silicon Graphics International Corp.(a)(b)	58,603	567,277
Stream Global Services Inc.(a)(b)	12,527	41,214
Super Micro Computer Inc.(a)	54,196	946,262
TransAct Technologies Inc.(a)	20,602	161,726
Uni-Pixel Inc.(a)(b)	9,686	52,111
USA Technologies Inc.(a)(b)	57,040	73,011
Virtusa Corp.(a)(b)	29,069	502,022
Wave Systems Corp. Class A(a)(b)	161,921	301,173
Xyratex Ltd.	53,157	845,728

		14,398,970

COSMETICS & PERSONAL CARE – 0.07%
CCA Industries Inc.	14,494	68,122
Parlux Fragrances Inc.(a)	35,848	202,900
Physicians Formula Holdings Inc.(a)	19,919	59,159

		330,181

DISTRIBUTION & WHOLESALE – 0.63%
BlueLinx Holdings Inc.(a)(b)	38,561	101,801
Core-Mark Holding Co. Inc.	22,959	939,941
GTSI Corp.(a)	16,138	80,367
Houston Wire & Cable Co.	34,746	482,622
Navarre Corp.(a)	74,051	133,292
Rentrak Corp.(a)	18,515	420,291
School Specialty Inc.(a)	28,846	102,115
Titan Machinery Inc.(a)(b)	28,702	809,396

		3,069,825

DIVERSIFIED FINANCIAL SERVICES – 2.24%
Apollo Residential Mortgage Inc.	22,584	415,094
Asset Acceptance Capital Corp.(a)(b)	28,528	135,223
Asta Funding Inc.	25,240	206,211
CIFC Corp.(a)	22,427	139,047
CompuCredit Holdings Corp.(a)(b)	14,498	84,088
Cowen Group Inc. Class A(a)	119,371	323,495
Diamond Hill Investment Group Inc.	5,188	382,096
Doral Financial Corp.(a)	242,519	373,479
Edelman Financial Group Inc.	40,196	265,696
Ellie Mae Inc.(a)(b)	19,310	215,500
Epoch Holding Corp.	27,040	645,715
FBR & Co.(a)(b)	89,610	230,298
Federal Agricultural Mortgage Corp. Class C NVS	20,343	461,786
First Marblehead Corp. (The)(a)(b)	91,038	111,066
FirstCity Financial Corp.(a)	20,958	183,173
GAIN Capital Holdings Inc.	16,376	82,208
Gleacher & Co. Inc.(a)	126,178	171,602
Horizon Technology Finance Corp.	13,409	222,723
Imperial Holdings Inc.(a)	35,995	96,107
Institutional Financial Markets Inc.	17,422	23,345
INTL FCStone Inc.(a)	24,085	508,194
JMP Group Inc.	29,354	216,633
Ladenburg Thalmann Financial Services Inc.(a)(b)	201,010	357,798
Manning & Napier Inc.(a)	23,611	347,082
Marlin Business Services Corp.	18,665	281,095
Medley Capital Corp.	21,652	244,018
MicroFinancial Inc.	18,959	129,869
NewStar Financial Inc.(a)(b)	52,479	583,566
Nicholas Financial Inc.	21,138	278,810
Oppenheimer Holdings Inc. Class A	18,161	315,093
Penson Worldwide Inc.(a)(b)	38,325	26,061

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2012

Security	Shares	Value
Pzena Investment Management Inc. Class A	19,345	113,168
Rodman & Renshaw Capital Group Inc.(a)(b)	47,302	49,194
SeaCube Container Leasing Ltd.(b)	23,511	404,389
Solar Senior Capital Ltd.	15,661	252,299
SWS Group Inc.	50,873	290,994
U.S. Global Investors Inc. Class A	26,986	195,649
Virtus Investment Partners Inc.(a)	12,553	1,076,796
Westwood Holdings Group Inc.	11,681	452,405

		10,891,065

ELECTRIC – 0.42%
Central Vermont Public Service Corp.	28,374	998,765
Pike Electric Corp.(a)(b)	30,986	255,015
Synthesis Energy Systems Inc.(a)(b)	67,297	98,926
Unitil Corp.	24,793	665,196

		2,017,902

ELECTRICAL COMPONENTS & EQUIPMENT – 0.70%
Active Power Inc.(a)(b)	155,957	121,662
Capstone Turbine Corp.(a)(b)	493,963	503,842
Coleman Cable Inc.(a)(b)	17,022	165,454
Graham Corp.	18,682	408,949
Insteel Industries Inc.	35,177	427,401
Magnetek Inc.(a)	6,155	118,422
New Energy Systems Group(a)(b)	23,399	13,485
Nexxus Lighting Inc.(a)	36,698	28,257
Orion Energy Systems Inc.(a)(b)	35,995	85,668
Powell Industries Inc.(a)(b)	16,979	581,531
PowerSecure International Inc.(a)(b)	37,984	230,183
Research Frontiers Inc.(a)	41,187	145,802
SatCon Technology Corp.(a)(b)	165,829	59,698
SL Industries Inc.(a)	7,751	151,687
Superconductor Technologies Inc.(a)(b)	77,516	60,462
Tii Network Technologies Inc.(a)	24,182	35,064
Ultralife Corp.(a)	29,477	152,691
Valence Technology Inc.(a)	143,445	115,947

		3,406,205

ELECTRONICS – 2.15%
Advanced Photonix Inc. Class A(a)	47,365	31,356
Allied Motion Technologies Inc.	15,442	111,954
Ballantyne Strong Inc.(a)	32,015	170,320
Bel Fuse Inc. Class B	20,992	370,929
CTS Corp.	64,159	674,953
Cyberoptics Corp.(a)	16,681	161,138
Daktronics Inc.	64,104	569,885
DDi Corp.	31,051	378,822
Electro Scientific Industries Inc.	43,111	647,096
Fluidigm Corp.(a)(b)	13,808	217,200
Frequency Electronics Inc.(a)	17,567	145,279
Identive Group Inc.(a)	78,806	164,704
IEC Electronics Corp.(a)(b)	17,284	94,198
Insignia Systems Inc.	31,970	57,866
Intellicheck Mobilisa Inc.(a)(b)	20,990	35,683
Iteris Inc.(a)	67,369	100,380
LeCroy Corp.(a)	32,022	332,709
LoJack Corp.(a)(b)	42,730	169,638
LRAD Corp.(a)	53,804	82,858
Measurement Specialties Inc.(a)	28,094	946,768
MEMSIC Inc.(a)	27,252	114,731

Security	Shares	Value
Methode Electronics Inc.	70,410	653,405
Microvision Inc.(a)(b)	28,647	78,206
Mocon Inc.	1,751	28,471
NAPCO Security Technologies Inc.(a)	23,937	74,923
NVE Corp.(a)(b)	9,574	507,422
Pulse Electronics Corp.	77,888	195,499
Sparton Corp.(a)	23,561	226,186
SRS Labs Inc.(a)(b)	26,186	181,993
Stoneridge Inc.(a)	50,138	495,865
Sypris Solutions Inc.	22,765	92,198
Taser International Inc.(a)(b)	105,860	459,432
UQM Technologies Inc.(a)	67,684	100,172
Viasystems Group Inc.(a)	5,788	109,856
Vishay Precision Group Inc.(a)	25,409	376,815
X-Rite Inc.(a)(b)	51,052	231,776
Zagg Inc.(a)(b)	41,884	445,227
Zygo Corp.(a)	30,461	596,122

		10,432,035

ENERGY – ALTERNATE SOURCES – 0.48%
Ascent Solar Technologies Inc.(a)(b)	37,528	23,643
Comverge Inc.(a)(b)	47,470	87,345
Ecotality Inc.(a)(b)	19,552	18,965
FuelCell Energy Inc.(a)(b)	303,046	475,782
FutureFuel Corp.	34,645	380,402
Gevo Inc.(a)	13,428	123,403
Green Plains Renewable Energy Inc.(a)(b)	31,507	339,960
Hoku Corp.(a)(b)	38,891	24,307
Lightbridge Corp.(a)(b)	25,411	82,586
Ocean Power Technologies Inc.(a)(b)	22,845	69,906
Plug Power Inc.(a)(b)	42,820	56,094
Quantum Fuel Systems Technologies Worldwide Inc.(a)	99,753	68,830
Real Goods Solar Inc. Class A(a)(b)	13,160	19,082
REX American Resources Corp.(a)(b)	12,576	386,083
Syntroleum Corp.(a)(b)	164,326	158,575

		2,314,963

ENGINEERING & CONSTRUCTION – 0.91%
Argan Inc.(b)	17,221	276,225
ENGlobal Corp.(a)(b)	31,425	75,420
Exponent Inc.(a)	25,747	1,249,244
Lime Energy Co.(a)	28,652	82,518
Michael Baker Corp.(a)(b)	15,717	374,850
Mistras Group Inc.(a)(b)	27,980	666,483
MYR Group Inc.(a)(b)	38,731	691,736
National Technical Systems Inc.(a)	18,277	105,093
Orion Marine Group Inc.(a)	51,044	369,048
Sterling Construction Co. Inc.(a)(b)	31,009	302,338
VSE Corp.	9,395	233,090

		4,426,045

ENTERTAINMENT – 0.84%
Bluegreen Corp.(a)(b)	31,598	136,187
Carmike Cinemas Inc.(a)	22,504	313,931
Dover Downs Gaming & Entertainment Inc.	37,271	93,923
Dover Motorsports Inc.(a)	57,913	85,711
Great Wolf Resorts Inc.(a)	65,742	376,044
Isle of Capri Casinos Inc.(a)	37,734	266,402
Lakes Entertainment Inc.(a)	44,088	79,358
Multimedia Games Holding Co. Inc.(a)	51,307	562,325

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2012

Security	Shares	Value
Reading International Inc. Class A(a)(b)	44,710	208,349
Rick’s Cabaret International Inc.(a)	18,006	167,996
Shuffle Master Inc.(a)	102,308	1,800,621

		4,090,847

ENVIRONMENTAL CONTROL – 0.92%
ADA-ES Inc.(a)	16,619	404,008
Casella Waste Systems Inc. Class A(a)(b)	48,352	301,233
CECO Environmental Corp.	16,265	126,054
Clean Diesel Technologies Inc.(a)(b)	9,988	40,252
Ecology and Environment Inc. Class A	6,049	91,642
Energy Recovery Inc.(a)	86,349	198,603
Fuel Tech Inc.(a)(b)	34,387	187,753
Heritage-Crystal Clean Inc.(a)(b)	9,564	190,802
Hudson Technologies Inc.(a)(b)	31,459	103,500
Industrial Services of America Inc.(a)(b)	9,501	51,020
Met-Pro Corp.	31,585	333,537
Metalico Inc.(a)(b)	78,466	335,050
Perma-Fix Environmental Services Inc.(a)	102,784	163,426
Pure Cycle Corp.(a)	34,861	78,089
Rentech Inc.(a)	383,376	797,422
Sharps Compliance Corp.(a)(b)	22,177	81,611
TRC Companies Inc.(a)	31,081	189,905
US Ecology Inc.	35,670	775,466

		4,449,373

FOOD – 0.99%
Calavo Growers Inc.	24,586	658,413
Chefs’ Warehouse Inc. (The)(a)	19,496	451,137
Imperial Sugar Co.	23,701	111,158
Inventure Foods Inc.(a)	30,422	150,893
John B. Sanfilippo & Son Inc.(a)(b)	21,336	266,060
Lifeway Foods Inc.(a)(b)	11,496	106,338
Overhill Farms Inc.(a)	35,883	161,473
Rocky Mountain Chocolate Factory Inc.	16,653	154,207
Seneca Foods Corp. Class A(a)	19,582	515,790
Senomyx Inc.(a)(b)	75,715	207,459
Smart Balance Inc.(a)	114,026	753,712
Spartan Stores Inc.	44,284	802,426
Village Super Market Inc. Class A	14,293	451,516

		4,790,582

FOREST PRODUCTS & PAPER – 0.45%
Neenah Paper Inc.	29,432	875,308
Orchids Paper Products Co.(b)	14,363	258,390
Verso Paper Corp.(a)(b)	19,369	36,414
Wausau Paper Corp.	90,338	847,370
Xerium Technologies Inc.(a)(b)	22,553	145,467

		2,162,949

GAS – 0.22%
Chesapeake Utilities Corp.	20,719	851,965
Gas Natural Inc.	19,381	225,595

		1,077,560

Security	Shares	Value

HAND & MACHINE TOOLS – 0.09%
Hardinge Inc.	25,143	237,853
L.S. Starrett Co. (The) Class A	13,528	175,187

		413,040

HEALTH CARE – PRODUCTS – 4.30%
Accelr8 Technology Corp.(a)(b)	21,737	22,172
Alphatec Holdings Inc.(a)	105,406	249,812
American Medical Alert Corp. Escrow(a)(b)(c)	12,839	1
AngioDynamics Inc.(a)	47,416	580,846
AtriCure Inc.(a)	28,390	282,481
Atrion Corp.	2,278	478,858
Bacterin International Holdings Inc.(a)(b)	50,080	121,194
BG Medicine Inc.(a)	16,358	114,833
BIOLASE Technology Inc.(a)(b)	60,461	163,849
BioMimetic Therapeutics Inc.(a)	34,316	84,761
Bovie Medical Corp.(a)	33,997	92,132
BSD Medical Corp.(a)(b)	42,462	87,472
Cantel Medical Corp.	37,691	945,667
Cardica Inc.(a)(b)	44,352	94,913
CardioNet Inc.(a)(b)	54,535	167,968
Cardiovascular Systems Inc.(a)(b)	28,372	262,441
Cerus Corp.(a)(b)	103,502	416,078
Chindex International Inc.(a)	20,165	191,568
Columbia Laboratories Inc.(a)(b)	113,611	80,664
Conceptus Inc.(a)(b)	59,278	852,418
CryoLife Inc.(a)	56,247	296,422
Cutera Inc.(a)	33,082	282,851
Cynosure Inc. Class A(a)	19,570	349,520
Delcath Systems Inc.(a)(b)	89,588	281,306
Digirad Corp.(a)(b)	45,573	95,248
Endologix Inc.(a)	93,952	1,376,397
EnteroMedics Inc.(a)(b)	35,026	79,159
Exactech Inc.(a)	16,528	261,969
Female Health Co. (The)	39,853	216,003
GenMark Diagnostics Inc.(a)(b)	34,768	140,810
Hansen Medical Inc.(a)(b)	98,759	296,277
InfuSystems Holdings Inc.(a)	25,466	49,404
Iridex Corp.(a)	20,149	86,238
IRIS International Inc.(a)	33,714	455,476
Kensey Nash Corp.(b)	17,731	518,809
Kips Bay Medical Inc.(a)	4,144	6,175
LCA-Vision Inc.(a)	35,550	223,254
LeMaitre Vascular Inc.	19,816	116,716
Medical Action Industries Inc.(a)	34,677	198,352
MEDTOX Scientific Inc.(a)	15,810	266,557
MELA Sciences Inc.(a)(b)	58,081	259,622
Merge Healthcare Inc.(a)(b)	107,678	629,916
Natus Medical Inc.(a)	54,652	651,998
Navidea Biopharmaceuticals Inc.(a)(b)	181,398	594,985
OraSure Technologies Inc.(a)(b)	88,985	1,022,438
Palomar Medical Technologies Inc.(a)	36,996	345,543
Quidel Corp.(a)(b)	54,636	1,003,663
Rochester Medical Corp.(a)(b)	22,056	216,369
Rockwell Medical Technologies Inc.(a)(b)	31,325	296,334
SeraCare Life Sciences Inc.(a)	27,699	110,242
Solta Medical Inc.(a)(b)	112,588	341,142
Spectranetics Corp.(a)(b)	64,360	669,344
Staar Surgical Co.(a)(b)	67,458	730,570
Stereotaxis Inc.(a)(b)	82,524	53,641
SurModics Inc.(a)	29,143	447,928
Symmetry Medical Inc.(a)	67,629	478,137
Synergetics USA Inc.(a)(b)	44,468	289,042
TearLab Corp.(a)	25,205	86,453

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2012

Security	Shares	Value
ThermoGenesis Corp.(a)	32,956	29,331
TranS1 Inc.(a)(b)	32,708	120,038
Unilife Corp.(a)(b)	126,006	511,584
Uroplasty Inc.(a)(b)	44,400	133,644
Vascular Solutions Inc.(a)(b)	35,725	385,473
Vermillion Inc.(a)	36,114	74,034
Vision-Sciences Inc.(a)	39,193	66,628
Young Innovations Inc.	11,943	369,278
Zeltiq Aesthetics Inc.(a)	13,932	85,960

		20,890,408

HEALTH CARE – SERVICES – 1.24%
Adcare Health Systems Inc.(a)	15,790	60,002
Addus HomeCare Corp.(a)	14,449	71,523
Alliance Healthcare Services Inc.(a)(b)	45,678	68,517
Almost Family Inc.(a)	15,080	392,231
Assisted Living Concepts Inc. Class A	36,823	611,630
BioClinca Inc.(a)	26,613	147,702
Capital Senior Living Corp.(a)	51,811	478,734
Conmed Healthcare Management Inc.(a)	18,630	63,901
Ensign Group Inc. (The)	31,296	849,999
Five Star Quality Care Inc.(a)	79,058	269,588
Metropolitan Health Networks Inc.(a)	79,541	745,299
Neostem Inc.(a)(b)	92,186	34,800
Psychemedics Corp.	15,704	154,213
RadNet Inc.(a)(b)	64,245	204,299
Response Genetics Inc.(a)(b)	19,930	38,664
Skilled Healthcare Group Inc. Class A(a)(b)	36,621	280,517
Sun Healthcare Group Inc.(a)(b)	47,068	321,945
Sunrise Senior Living Inc.(a)(b)	105,683	667,917
U.S. Physical Therapy Inc.	22,525	519,201
VirtualScopics Inc.(a)	35,420	56,672

		6,037,354

HOLDING COMPANIES – DIVERSIFIED – 2.06%
Ampal-American Israel Corp. Class A(a)	43,575	9,966
Arlington Asset Investment Corp. Class A	15,125	335,775
Capital Southwest Corp.	5,646	533,829
Full Circle Capital Corp.(b)	18,726	142,318
Gladstone Capital Corp.(b)	38,863	315,179
Gladstone Investment Corp.	45,297	342,898
Golub Capital BDC Inc.	24,965	381,216
Horizon Pharma Inc.(a)	6,272	25,966
Kohlberg Capital Corp.	36,839	254,558
Main Street Capital Corp.(b)	44,735	1,101,823
MCG Capital Corp.	138,765	589,751
Medallion Financial Corp.	33,283	371,438
MVC Capital Inc.	45,371	595,721
New Mountain Finance Corp.	14,801	203,366
NGP Capital Resources Co.	40,386	264,528
PennantPark Floating Rate Capital Ltd.	15,201	178,612
PennantPark Investment Corp.	102,361	1,064,554
Primoris Services Corp.	50,995	818,980
Resource America Inc. Class A	31,062	196,001
Saratoga Investment Corp.(a)	1,512	25,734
THL Credit Inc.	24,752	318,311
TICC Capital Corp.	70,760	689,202
Tortoise Capital Resources Corp.(b)	26,843	233,534
Triangle Capital Corp.	51,976	1,026,526

		10,019,786

Security	Shares	Value

HOME BUILDERS – 0.50%
AMREP Corp.(a)(b)	2,542	22,217
Beazer Homes USA Inc.(a)	139,040	451,880
Cavco Industries Inc.(a)(b)	13,219	615,741
Hovnanian Enterprises Inc. Class A(a)(b)	109,022	267,104
M/I Homes Inc.(a)	35,592	439,917
Skyline Corp.	15,141	115,829
Winnebago Industries Inc.(a)(b)	54,001	529,210

		2,441,898

HOME FURNISHINGS – 0.67%
American Woodmark Corp.	17,636	317,448
Bassett Furniture Industries Inc.	24,306	223,615
Emerson Radio Corp.(a)	26,136	52,533
Flexsteel Industries	5,101	92,328
Furniture Brands International Inc.(a)(b)	77,060	129,461
Hooker Furniture Corp.	23,496	320,720
Kimball International Inc. Class B	62,077	428,952
Sealy Corp.(a)(b)	92,281	186,408
Skullcandy Inc.(a)(b)	17,996	284,877
Stanley Furniture Co. Inc.(a)	31,288	149,869
Universal Electronics Inc.(a)(b)	28,710	573,626
VOXX International Corp.(a)	36,128	489,896

		3,249,733

HOUSEHOLD PRODUCTS & WARES – 1.10%
A.T. Cross Co. Class A(a)	20,147	242,570
ACCO Brands Corp.(a)	104,497	1,296,808
Blyth Inc.	9,647	721,885
CSS Industries Inc.	15,369	299,081
Ennis Inc.	50,096	792,519
Kid Brands Inc.(a)(b)	32,685	88,249
Prestige Brands Holdings Inc.(a)	94,845	1,657,890
Standard Register Co. (The)(b)	39,828	49,785
Summer Infant Inc.(a)	29,650	177,900

		5,326,687

HOUSEWARES – 0.14%
Libbey Inc.(a)	37,554	485,949
Lifetime Brands Inc.	17,730	199,285

		685,234

INSURANCE – 1.54%
American Independence Corp.(a)	2,532	11,369
American Safety Insurance Holdings Ltd.(a)	21,812	411,156
Amerisafe Inc.(a)	35,213	871,170
Baldwin & Lyons Inc. Class B	16,837	376,812
Citizens Inc.(a)(b)	71,243	703,881
Crawford & Co. Class B	55,121	270,093
Donegal Group Inc. Class A	16,520	225,829
Eastern Insurance Holdings Inc.	19,852	289,839
eHealth Inc.(a)	39,656	646,789
EMC Insurance Group Inc.	9,826	197,404
First Acceptance Corp.(a)	43,006	59,778
Fortegra Financial Corp.(a)	12,447	104,057
Hallmark Financial Services Inc.(a)(b)	24,380	192,358
Homeowners Choice Inc.	15,226	193,370
Independence Holding Co.	15,066	150,057

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2012

Security	Shares	Value
Kansas City Life Insurance Co.	9,032	290,831
Life Partners Holdings Inc.(b)	21,712	88,368
National Interstate Corp.	13,747	351,648
Phoenix Companies Inc. (The)(a)(b)	212,264	520,047
Presidential Life Corp.	40,320	460,858
SeaBright Insurance Holdings Inc.	41,208	374,581
Stewart Information Services Corp.	36,414	517,443
Universal Insurance Holdings Inc.	44,579	173,412

		7,481,150

INTERNET – 4.07%
1-800-FLOWERS.COM Inc.(a)	57,548	174,370
Archipelago Learning Inc.(a)(b)	24,350	270,772
Autobytel Inc.(a)	93,640	90,812
Boingo Wireless Inc.(a)	10,480	126,808
BroadVision Inc.(a)	6,432	183,055
Chyron International Corp.(a)	13,478	22,239
Cinedigm Digital Cinema Corp. Class A(a)	47,956	81,046
Crexendo Inc.	9,667	33,061
EDGAR Online Inc.(a)	42,907	36,471
ePlus Inc.(a)(b)	8,536	272,896
eResearchTechnology Inc.(a)	94,031	735,322
FriendFinder Networks Inc.(a)(b)	27,066	36,810
Global Sources Ltd.(a)	20,637	127,124
Globalscape Inc.(a)(b)	24,942	50,383
HealthStream Inc.(a)	34,858	808,357
Hollywood Media Corp.(a)	64,952	69,499
ICG Group Inc.(a)	68,296	611,249
InfoSpace Inc.(a)	76,556	980,682
Internap Network Services Corp.(a)	99,800	732,532
Internet Patents Corp.	13,759	45,267
iPass Inc.(a)(b)	110,405	287,053
Keynote Systems Inc.	28,776	568,614
KIT Digital Inc.(a)(b)	72,185	519,732
Lionbridge Technologies Inc.(a)	115,369	332,263
Liquidity Services Inc.(a)(b)	35,717	1,600,122
Local.com Corp.(a)(b)	39,954	102,682
Looksmart Ltd.(a)	31,459	34,919
LoopNet Inc.(a)(b)	34,304	644,229
ModusLink Global Solutions Inc.(a)	83,743	452,212
Move Inc.(a)	73,532	713,996
Network Engines Inc.(a)	71,439	102,158
NutriSystem Inc.	50,672	569,047
Online Resources Corp.(a)	48,820	139,137
Openwave Systems Inc.(a)	140,615	319,196
Orbitz Worldwide Inc.(a)	40,189	122,576
Overstock.com Inc.(a)(b)	21,754	113,991
PCTEL Inc.	40,866	271,759
Perficient Inc.(a)	44,617	535,850
Quepasa Corp.(a)(b)	13,374	59,381
ReachLocal Inc.(a)	17,742	126,500
Reis Inc.(a)(b)	14,703	131,004
Saba Software Inc.(a)	57,208	561,210
Safeguard Scientifics Inc.(a)(b)	38,860	668,392
Spark Networks Inc.(a)(b)	29,722	133,749
SPS Commerce Inc.(a)(b)	17,564	472,120
Stamps.com Inc.(a)	22,405	624,651
Support.com Inc.(a)	91,616	288,590
TechTarget Inc.(a)(b)	27,376	189,716
TeleCommunication Systems Inc.(a)	88,119	244,971
TheStreet.com Inc.	54,386	120,193
TigerLogic Corp.(a)(b)	21,602	49,685

Security	Shares	Value
Towerstream Corp.(a)(b)	79,451	377,392
US Auto Parts Network Inc.(a)(b)	28,868	104,213
Vasco Data Security International Inc.(a)(b)	49,169	530,534
Vocus Inc.(a)(b)	34,089	451,679
Web.com Group Inc.(a)(b)	54,715	789,537
WebMediaBrands Inc.(a)	32,990	34,310
World Energy Solutions Inc.(a)(b)	11,774	56,280
XO Group Inc.(a)	50,534	474,514
Zix Corp.(a)(b)	120,213	349,820

		19,756,732

IRON & STEEL – 0.22%
Friedman Industries Inc.	18,153	197,868
Material Sciences Corp.(a)	20,854	172,045
Shiloh Industries Inc.	11,685	111,358
Universal Stainless & Alloy Products Inc.(a)(b)	13,179	563,007

		1,044,278

LEISURE TIME – 0.55%
Adams Golf Inc.(a)	8,558	91,827
Ambassadors Group Inc.	35,024	187,378
Arctic Cat Inc.(a)	22,828	977,723
Black Diamond Inc.(a)	37,578	347,972
Escalade Inc.	17,472	103,434
Johnson Outdoors Inc. Class A(a)	11,269	215,238
Marine Products Corp.(b)	18,451	109,784
Nautilus Inc.(a)(b)	40,012	112,034
Town Sports International Holdings Inc.(a)	39,671	501,045

		2,646,435

LODGING – 0.32%
Century Casinos Inc.(a)	38,919	111,697
Full House Resorts Inc.(a)	35,475	100,749
Marcus Corp.	37,814	474,566
Monarch Casino & Resort Inc.(a)	16,209	166,953
Morgans Hotel Group Co.(a)	39,628	196,158
MTR Gaming Group Inc.(a)	48,891	240,055
Red Lion Hotels Corp.(a)	30,884	253,558

		1,543,736

MACHINERY – 1.27%
Adept Technology Inc.(a)	21,282	107,474
Alamo Group Inc.	13,213	397,183
Cascade Corp.	17,213	862,716
Columbus McKinnon Corp.(a)	35,467	577,757
CVD Equipment Corp.(a)(b)	8,135	109,904
DXP Enterprises Inc.(a)(b)	16,743	728,153
Flow International Corp.(a)	91,701	368,638
Gerber Scientific Inc. Escrow(a)(c)	44,403	444
Global Power Equipment Group Inc.(a)	30,744	851,609
Hurco Companies Inc.(a)	12,253	346,147
Intevac Inc.(a)	43,249	367,616
Kadant Inc.(a)	21,640	515,465
Key Technology Inc.(a)	11,258	148,831
Manitex International Inc.(a)	25,732	188,616
Presstek Inc.(a)	55,386	32,262
Tecumseh Products Co. Class A(a)(b)	36,161	145,367
Twin Disc Inc.(b)	15,511	404,682

		6,152,864

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2012

Security	Shares	Value
MANUFACTURING – 1.98%
American Railcar Industries Inc.(a)	17,808	418,666
Cereplast Inc.(a)(b)	33,722	20,908
Chase Corp.	13,933	219,445
Core Molding Technologies Inc.(a)	13,218	121,606
Federal Signal Corp.(a)	118,958	661,406
FreightCar America Inc.	22,421	504,248
GP Strategies Corp.(a)(b)	28,770	503,475
Handy & Harman Ltd.(a)(b)	12,633	182,420
Lydall Inc.(a)	33,083	337,116
Metabolix Inc.(a)(b)	61,949	175,316
MFRI Inc.(a)	10,288	77,160
Movado Group Inc.	32,199	790,485
Myers Industries Inc.	57,087	842,033
Park-Ohio Holdings Corp.(a)(b)	16,393	328,680
PMFG Inc.(a)(b)	38,761	581,803
Smith & Wesson Holding Corp.(a)	115,563	895,613
Standex International Corp.	23,611	972,537
Sturm, Ruger & Co. Inc.	36,306	1,782,625
Synalloy Corp.	13,632	179,124

		9,594,666

MEDIA – 1.40%
A.H. Belo Corp. Class A	36,509	178,529
Beasley Broadcast Group Inc. Class A(a)(b)	17,746	76,308
Cambium Learning Group Inc.(a)	35,715	94,645
Courier Corp.	21,594	250,490
Cumulus Media Inc. Class A(a)(b)	72,582	253,311
Dex One Corp.(a)(b)	97,379	138,278
Dial Global Inc.(a)(b)	9,535	22,217
Digital Domain Media Group Inc.(a)(b)	2,705	15,392
Dolan Co. (The)(a)(b)	59,585	542,819
E.W. Scripps Co. (The) Class A(a)	59,260	584,896
Emmis Communications Corp.(a)	59,185	48,532
Entercom Communications Corp. Class A(a)(b)	47,027	305,205
Entravision Communications Corp. Class A	99,060	169,393
Fisher Communications Inc.(a)	17,795	546,662
Gray Television Inc.(a)(b)	100,147	189,278
Journal Communications Inc. Class A(a)	82,784	466,074
Knology Inc.(a)(b)	57,485	1,046,227
Lee Enterprises Inc.(a)(b)	86,594	109,974
Lin TV Corp. Class A(a)	57,764	233,944
LodgeNet Interactive Corp.(a)(b)	35,547	124,415
Martha Stewart Living Omnimedia Inc. Class A	52,116	198,562
McClatchy Co. (The) Class A(a)(b)	109,610	316,773
Media General Inc. Class A(a)(b)	36,119	185,652
Nexstar Broadcasting Group Inc.(a)	23,549	195,692
Outdoor Channel Holdings Inc.	31,455	229,936
Radio One Inc. Class D(a)(b)	53,643	52,039
Saga Communications Inc. Class A(a)	1,193	42,709
Salem Communications Corp. Class A	25,216	118,767
SuperMedia Inc.(a)(b)	21,146	50,539

		6,787,258

METAL FABRICATE & HARDWARE – 0.75%
A.M. Castle & Co.(a)(b)	31,892	403,434
Ampco-Pittsburgh Corp.	16,358	329,287

Security	Shares	Value
CD International Enterprises Inc.(a)(b)	60,908	46,290
Dynamic Materials Corp.	25,321	534,526
Eastern Co. (The)	12,370	247,400
Furmanite Corp.(a)	69,820	448,244
L.B. Foster Co. Class A	16,996	484,556
Lawson Products Inc.	7,918	119,641
NN Inc.(a)(b)	30,686	250,398
Northwest Pipe Co.(a)	17,658	375,056
Olympic Steel Inc.	17,344	416,256

		3,655,088

MINING – 1.11%
Charles & Colvard Ltd.(a)(b)	44,342	204,860
General Moly Inc.(a)(b)	119,660	400,861
Gold Reserve Inc.(a)	98,509	392,066
Golden Minerals Co.(a)(b)	52,622	443,603
Horsehead Holding Corp.(a)(b)	82,034	934,367
Midway Gold Corp.(a)(b)	176,258	252,049
Mines Management Inc.(a)(b)	47,595	80,912
Paramount Gold and Silver Corp.(a)(b)	224,290	506,895
Revett Minerals Inc.(a)	51,493	215,241
Solitario Exploration & Royalty Corp.(a)(b)	64,887	89,544
United States Lime & Minerals Inc.(a)(b)	3,449	206,561
Ur-Energy Inc.(a)	184,946	225,634
Uranerz Energy Corp.(a)(b)	117,640	296,453
Uranium Energy Corp.(a)(b)	142,824	557,014
Uranium Resources Inc.(a)(b)	165,711	150,780
Vista Gold Corp.(a)(b)	139,137	436,890

		5,393,730

OIL & GAS – 2.26%
Abraxas Petroleum Corp.(a)	158,750	495,300
Adams Resources & Energy Inc.	6,341	362,578
Arabian American Development Co.(a)	42,627	395,579
Callon Petroleum Co.(a)	75,255	473,354
CAMAC Energy Inc.(a)(b)	99,395	99,395
China North East Petroleum Holdings Ltd.(a)(b)	51,902	161,415
CREDO Petroleum Corp.(a)	15,540	158,819
Crimson Exploration Inc.(a)	45,947	190,680
Double Eagle Petroleum Co.(a)	23,101	138,606
Endeavour International Corp.(a)(b)	71,525	847,571
Evolution Petroleum Corp.(a)(b)	35,824	333,163
FX Energy Inc.(a)(b)	101,374	551,475
Gastar Exploration Ltd.(a)	112,689	336,940
GeoMet Inc.(a)(b)	43,384	29,067
GeoResources Inc.(a)(b)	37,944	1,242,287
GMX Resources Inc.(a)(b)	123,709	157,110
Halcon Resources Corp.(a)(b)	34,080	319,670
Harvest Natural Resources Inc.(a)	65,396	463,004
HKN Inc.(a)	14,795	32,845
Houston American Energy Corp.(a)(b)	31,389	163,851
Lucas Energy Inc.(a)(b)	28,682	71,131
Magellan Petroleum Corp.(a)	83,592	106,998
Miller Energy Resources Inc.(a)(b)	58,051	244,975
Panhandle Oil and Gas Inc.	15,912	469,086
PostRock Energy Corp.(a)	17,549	54,402
Royale Energy Inc.(a)(b)	13,949	72,674
Triangle Petroleum Corp.(a)(b)	81,478	562,198
U.S. Energy Corp.(a)(b)	46,648	147,408
VAALCO Energy Inc.(a)(b)	95,821	905,509
Vantage Drilling Co.(a)	334,074	534,518

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2012

Security	Shares	Value
Voyager Oil & Gas Inc.(a)(b)	89,845	218,323
Warren Resources Inc.(a)	136,702	445,649
Zion Oil & Gas Inc.(a)(b)	61,500	162,360

		10,947,940

OIL & GAS SERVICES – 1.32%
Bolt Technology Corp.(b)	20,417	316,464
Dawson Geophysical Co.(a)(b)	15,511	532,803
Flotek Industries Inc.(a)(b)	94,511	1,136,022
Geokinetics Inc.(a)(b)	20,588	36,235
Global Geophysical Services Inc.(a)(b)	34,546	366,533
Gulf Island Fabrication Inc.	26,956	789,002
Matrix Service Co.(a)	49,784	697,474
Mitcham Industries Inc.(a)	23,458	526,867
Natural Gas Services Group Inc.(a)	23,874	315,137
OYO Geospace Corp.(a)	8,130	856,333
TGC Industries Inc.(a)(b)	27,470	272,502
Thermon Group Holdings Inc.(a)	18,972	387,977
Union Drilling Inc.(a)	27,424	152,477

		6,385,826

PACKAGING & CONTAINERS – 0.11%
AEP Industries Inc.(a)	9,270	322,689
UFP Technologies Inc.(a)	11,953	232,486

		555,175

PHARMACEUTICALS – 5.85%
ACADIA Pharmaceuticals Inc.(a)	103,645	223,873
AcelRx Pharmaceuticals Inc.(a)	4,879	16,637
Achillion Pharmaceuticals Inc.(a)(b)	90,174	863,867
Acura Pharmaceuticals Inc.(a)(b)	23,702	82,009
Akorn Inc.(a)(b)	106,547	1,246,600
Alexza Pharmaceuticals Inc.(a)(b)	175,526	108,703
Alimera Sciences Inc.(a)	30,459	102,951
Allos Therapeutics Inc.(a)	149,703	221,560
Amicus Therapeutics Inc.(a)	41,107	217,045
Ampio Pharmaceuticals Inc.(a)(b)	39,149	133,498
Anacor Pharmaceuticals Inc.(a)(b)	22,286	131,265
Anika Therapeutics Inc.(a)	23,290	292,057
Antares Pharma Inc.(a)(b)	171,542	554,081
Anthera Pharmaceuticals Inc.(a)	39,923	88,230
Aoxing Pharmaceutical Co. Inc.(a)(b)	45,805	17,635
Array BioPharma Inc.(a)	162,579	554,394
AVANIR Pharmaceuticals Inc. Class A(a)(b)	250,515	856,761
AVI BioPharma Inc.(a)(b)	258,918	398,734
Biodel Inc.(a)	55,212	32,575
BioDelivery Sciences International Inc.(a)	36,840	89,153
BioScrip Inc.(a)	77,872	528,751
BioSpecifics Technologies Corp.(a)(b)	10,743	169,954
Clovis Oncology Inc.(a)(b)	20,211	514,370
Corcept Therapeutics Inc.(a)(b)	82,162	322,897
Cornerstone Therapeutics Inc.(a)	19,250	114,730
Cumberland Pharmaceuticals Inc.(a)(b)	26,294	197,205
Cyclacel Pharmaceuticals Inc.(a)(b)	119,097	83,368
Cytori Therapeutics Inc.(a)(b)	97,345	242,389
Depomed Inc.(a)(b)	101,371	634,582
Derma Sciences Inc.(a)(b)	16,515	158,709
DURECT Corp.(a)(b)	154,595	123,676
Dusa Pharmaceuticals Inc.(a)(b)	51,253	320,844
Dyax Corp.(a)	185,767	289,797

Security	Shares	Value
Endocyte Inc.(a)(b)	33,453	166,596
Furiex Pharmaceuticals Inc.(a)	20,062	474,065
Heska Corp.	13,940	158,637
Hi-Tech Pharmacal Co. Inc.(a)	19,726	708,755
Idenix Pharmaceuticals Inc.(a)(b)	113,660	1,112,731
IGI Laboratories Inc.(a)	25,777	28,097
Infinity Pharmaceuticals Inc.(a)(b)	37,561	449,230
ISTA Pharmaceuticals Inc.(a)(b)	61,959	558,251
K-V Pharmaceutical Co. Class A(a)(b)	92,148	121,635
Keryx Biopharmaceuticals Inc.(a)(b)	130,094	647,868
Lannett Co. Inc.(a)(b)	30,537	127,339
Mannatech Inc.(a)(b)	2,899	10,958
MAP Pharmaceuticals Inc.(a)(b)	41,255	592,422
MediciNova Inc.(a)(b)	19,655	57,000
Myrexis Inc(a)	64,912	196,683
Nabi Biopharmaceuticals(a)	83,721	155,721
Natural Alternatives International Inc.(a)(b)	11,410	71,312
Nature’s Sunshine Products Inc.(a)	20,889	334,642
Neurocrine Biosciences Inc.(a)	111,191	886,192
NeurogesX Inc.(a)(b)	31,081	15,842
Nutraceutical International Corp.(a)	19,994	291,113
Obagi Medical Products Inc.(a)	36,664	491,298
Oculus Innovative Sciences Inc.(a)(b)	44,386	59,033
Omega Protein Corp.(a)	37,257	283,526
Orexigen Therapeutics Inc.(a)	85,134	349,049
Osiris Therapeutics Inc.(a)(b)	35,239	180,424
OXiGENE Inc.(a)(b)	28,967	30,415
Pacira Pharmaceuticals Inc.(a)	14,990	172,985
Pain Therapeutics Inc.(a)	71,714	257,453
Pernix Therapeutics Holdings(a)(b)	9,942	89,478
Pharmacyclics Inc.(a)	87,127	2,418,646
PharMerica Corp.(a)	55,705	692,413
POZEN Inc.(a)	53,373	320,238
Progenics Pharmaceuticals Inc.(a)(b)	56,871	563,023
Raptor Pharmaceutical Corp.(a)(b)	90,956	614,863
Repros Therapeutics Inc.(a)(b)	24,965	105,602
Rigel Pharmaceuticals Inc.(a)	130,546	1,050,895
Santarus Inc.(a)(b)	102,692	600,748
Schiff Nutrition International Inc.(a)	23,774	292,182
SciClone Pharmaceuticals Inc.(a)(b)	64,914	409,607
Somaxon Pharmaceuticals Inc.(a)(b)	73,851	38,403
Sucampo Pharmaceuticals Inc. Class A(a)(b)	27,893	207,803
Synta Pharmaceuticals Corp.(a)(b)	50,352	219,031
Theragenics Corp.(a)(b)	74,569	137,207
Threshold Pharmaceuticals Inc.(a)(b)	82,652	727,338
Vanda Pharmaceuticals Inc.(a)(b)	53,906	258,210
Ventrus Biosciences Inc.(a)(b)	14,636	145,921
XenoPort Inc.(a)	69,208	311,436
Zalicus Inc.(a)	138,293	165,952
Zogenix Inc.(a)(b)	39,843	79,686

		28,370,854

PIPELINES – 0.23%
Crosstex Energy Inc.	79,114	1,118,672

		1,118,672

REAL ESTATE – 0.37%
AV Homes Inc.(a)(b)	18,206	221,749
Consolidated-Tomoka Land Co.	10,024	298,214
HFF Inc. Class A(a)(b)	56,011	922,501
Thomas Properties Group Inc.	64,387	295,537
ZipRealty Inc.(a)	34,335	47,039

		1,785,040

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2012

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 5.75%
AG Mortgage Investment Trust Inc.	21,171	417,916
Agree Realty Corp.	23,970	541,243
American Capital Mortgage Investment Corp.	36,471	793,974
American Realty Capital Properties Inc.(b)	13,376	151,684
Apollo Commercial Real Estate Finance Inc.(b)	47,680	746,192
Arbor Realty Trust Inc.(a)(b)	30,012	167,767
ARMOUR Residential Inc.(b)	334,043	2,254,790
BRT Realty Trust(a)	19,738	137,969
Campus Crest Communities Inc.	61,229	713,930
Capital Trust Inc. Class A(a)(b)	28,670	108,086
CapLease Inc.	124,979	503,665
Cedar Realty Trust Inc.(b)	102,745	526,054
Chatham Lodging Trust	28,646	363,518
Chesapeake Lodging Trust	60,625	1,089,431
Cogdell Spencer Inc.(b)	86,036	364,793
Colony Financial Inc.	63,582	1,041,473
Dynex Capital Inc.	104,037	993,553
Education Realty Trust Inc.(b)	171,176	1,855,548
Excel Trust Inc.	65,397	789,996
Gladstone Commercial Corp.	25,139	432,642
Gramercy Capital Corp.(a)	73,138	195,278
Hudson Pacific Properties Inc.	41,156	622,690
Kite Realty Group Trust	99,234	522,963
Monmouth Real Estate Investment Corp. Class A	79,074	770,181
MPG Office Trust Inc.(a)(b)	84,501	197,732
New York Mortgage Trust Inc.(b)	33,595	219,711
Newcastle Investment Corp.(b)	193,791	1,217,008
NorthStar Realty Finance Corp.	208,798	1,129,597
One Liberty Properties Inc.	20,960	383,568
Parkway Properties Inc.	41,379	433,652
PennyMac Mortgage Investment Trust(d)	59,513	1,111,108
PMC Commercial Trust	28,174	241,169
Preferred Apartment Communities Inc.	12,585	100,932
RAIT Financial Trust	87,862	436,674
Ramco-Gershenson Properties Trust	69,864	853,738
Resource Capital Corp.(b)	147,862	796,976
Retail Opportunity Investments Corp.	101,163	1,218,003
STAG Industrial Inc.	32,190	449,372
Summit Hotel Properties Inc.	51,327	389,059
Terreno Realty Corp.	33,922	485,424
UMH Properties Inc.	30,199	330,981
Urstadt Biddle Properties Inc. Class A(b)	41,622	821,618
Whitestone REIT Class B	28,248	368,354
Winthrop Realty Trust(b)	54,935	636,697

		27,926,709

RETAIL – 4.67%
AFC Enterprises Inc.(a)(b)	47,525	806,024
America’s Car-Mart Inc.(a)	16,540	727,429
Ark Restaurants Corp.	7,518	122,167
Benihana Inc.	29,832	389,308
Big 5 Sporting Goods Corp.	40,262	315,654
Biglari Holdings Inc.(a)	2,265	912,455
Body Central Corp.(a)(b)	23,215	673,699
Bon-Ton Stores Inc. (The)(b)	23,021	212,714
Books-A-Million Inc.(b)	11,775	37,680
Bravo Brio Restaurant Group Inc.(a)(b)	36,931	737,143

Security	Shares	Value
Build-A-Bear Workshop Inc.(a)(b)	29,481	154,775
Cache Inc.(a)(b)	22,055	154,385
Caribou Coffee Co. Inc.(a)(b)	24,530	457,239
Carrols Restaurant Group Inc.(a)(b)	25,033	381,753
Casual Male Retail Group Inc.(a)	78,558	263,955
Christopher & Banks Corp.	65,784	122,358
Citi Trends Inc.(a)(b)	28,723	329,166
Coldwater Creek Inc.(a)	133,474	154,830
Conn’s Inc.(a)	26,423	405,593
Cosi Inc.(a)(b)	94,806	102,390
Cost Plus Inc.(a)(b)	36,659	656,196
dELiA*s Inc.(a)	72,114	100,960
Denny’s Corp.(a)	186,438	753,209
Destination Maternity Corp.	20,326	377,454
DGSE Companies Inc.(a)(b)	11,879	88,855
Duckwall-ALCO Stores Inc.(a)	750	6,705
Einstein Noah Restaurant Group Inc.	11,487	171,386
Famous Dave’s of America Inc.(a)	19,192	222,819
FRD Acquisition Co.(c)	77,501	8
Frisch’s Restaurants Inc.	2,271	61,203
Gaiam Inc. Class A(a)	33,226	132,239
Golfsmith International Holdings Inc.(a)(b)	8,354	36,256
Gordmans Stores Inc.(a)(b)	10,035	220,469
Hastings Entertainment Inc.(a)(b)	12,521	34,808
Haverty Furniture Companies Inc.	36,338	403,352
Hot Topic Inc.	80,205	814,081
Jamba Inc.(a)(b)	126,234	261,304
Kenneth Cole Productions Inc. Class A(a)	17,120	275,632
Kirkland’s Inc.(a)	28,964	468,638
Kona Grill Inc.(a)	12,748	69,604
Krispy Kreme Doughnuts Inc.(a)(b)	109,844	801,861
Lithia Motors Inc. Class A	41,574	1,089,239
Luby’s Inc.(a)	39,480	239,644
MarineMax Inc.(a)	44,210	363,848
Nathan’s Famous Inc.(a)	11,149	236,359
New York & Co. Inc.(a)	47,778	178,212
O’Charley’s Inc.(a)	36,373	357,910
Pacific Sunwear of California Inc.(a)	88,425	155,628
Pantry Inc. (The)(a)	44,177	574,743
PC Connection Inc.(b)	19,652	161,539
PC Mall Inc.(a)	22,678	136,295
PetMed Express Inc.	39,465	488,577
Red Robin Gourmet Burgers Inc.(a)	24,489	910,746
Ruth’s Hospitality Group Inc.(a)	66,473	504,530
Shoe Carnival Inc.(a)	17,453	562,336
Stein Mart Inc.(a)	49,861	329,083
Steinway Musical Instruments Inc.(a)	12,370	309,250
Susser Holdings Corp.(a)(b)	19,436	498,922
Talbots Inc. (The)(a)(b)	129,987	393,861
Trans World Entertainment Corp.(a)(b)	15,172	32,165
Tuesday Morning Corp.(a)	82,225	315,744
West Marine Inc.(a)	28,962	346,965
Wet Seal Inc. Class A(a)	170,066	586,728
Winmark Corp.	5,054	292,829
Zale Corp.(a)	58,921	182,066

		22,664,975

SAVINGS & LOANS – 3.16%
Bank Mutual Corp.	94,053	379,974
BankFinancial Corp.	51,951	343,916
Berkshire Hills Bancorp Inc.	41,536	952,005
BofI Holding Inc.(a)(b)	22,788	389,219

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2012

Security	Shares	Value
BSB Bancorp Inc(a)	21,236	238,056
Cape Bancorp Inc.(a)(b)	32,467	259,087
CFS Bancorp Inc.	30,325	173,459
Charter Financial Corp.	17,093	153,153
Chicopee Bancorp Inc.(a)	22,135	320,957
Clifton Savings Bancorp Inc.	24,793	258,591
ESB Financial Corp.	29,566	426,342
ESSA Bancorp Inc.	34,472	337,826
First Defiance Financial Corp.	22,998	387,746
First Financial Holdings Inc.	30,859	339,449
First Financial Northwest Inc.(a)(b)	39,605	305,751
First PacTrust Bancorp Inc.	25,990	309,801
Flushing Financial Corp.	62,132	836,297
Fox Chase Bancorp Inc.	34,714	451,282
Hampden Bancorp Inc.	8,432	101,606
Heritage Financial Group Inc.	19,092	225,667
Home Bancorp Inc.(a)	22,538	393,063
Home Federal Bancorp Inc.	35,279	357,376
HopFed Bancorp Inc.	16,337	144,582
Kaiser Federal Financial Group Inc.	12,134	169,755
Meridian Interstate Bancorp Inc.(a)(b)	23,665	310,721
NASB Financial Inc.(a)(b)	9,584	148,073
OceanFirst Financial Corp.	34,215	487,222
Peoples Federal Bancshares Inc.(a)	7,620	122,834
Provident Financial Holdings Inc.	27,865	304,564
Provident New York Bancorp	76,814	649,846
Pulaski Financial Corp.(b)	26,147	205,777
PVF Capital Corp.(a)	53,313	98,629
Riverview Bancorp Inc.(a)	38,953	88,034
Rockville Financial Inc.	64,311	749,223
Roma Financial Corp.	17,633	172,627
SI Financial Group Inc.	23,770	271,453
Territorial Bancorp Inc.	29,155	606,716
United Community Financial Corp.(a)	62,524	143,805
United Financial Bancorp Inc.	36,064	570,532
ViewPoint Financial Group	69,108	1,062,881
Waterstone Financial Inc.(a)(b)	17,438	54,930
Westfield Financial Inc.	65,836	520,763
WSFS Financial Corp.	12,965	531,565

		15,355,155

SEMICONDUCTORS – 3.01%
Alpha & Omega Semiconductor Ltd.(a)	29,990	288,504
Amtech Systems Inc.(a)(b)	16,546	137,828
ANADIGICS Inc.(a)(b)	123,773	293,342
AuthenTec Inc.(a)	70,507	222,097
Axcelis Technologies Inc.(a)	196,749	338,408
AXT Inc.(a)(b)	59,513	377,908
BTU International Inc.(a)	16,556	51,158
Cascade Microtech Inc.(a)	21,170	103,098
Cohu Inc.	46,026	523,316
DSP Group Inc.(a)	41,924	279,214
eMagin Corp.(a)(b)	33,864	110,058
Emcore Corp.(a)	40,407	192,741
Exar Corp.(a)	70,670	593,628
FSI International Inc.(a)	75,007	366,784
GSI Group Inc.(a)	49,522	597,235
GSI Technology Inc.(a)	42,499	180,196
Ikanos Communications Inc.(a)	66,856	48,798
Inphi Corp.(a)(b)	39,813	564,548
Integrated Silicon Solution Inc.(a)	50,614	564,852
Intermolecular Inc.(a)(b)	18,220	113,146

Security	Shares	Value
inTEST Corp.(a)	19,779	70,215
IXYS Corp.(a)	45,239	597,155
Kopin Corp.(a)	125,891	512,376
Mattson Technology Inc.(a)	112,616	311,946
MaxLinear Inc. Class A(a)(b)	32,026	178,385
Mindspeed Technologies Inc.(a)(b)	64,233	409,164
MIPS Technologies Inc.(a)(b)	97,777	531,907
MoSys Inc.(a)(b)	63,339	251,456
Nanometrics Inc.(a)	38,741	717,096
Pericom Semiconductor Corp.(a)	48,211	390,027
Photronics Inc.(a)(b)	109,214	726,273
Pixelworks Inc.(a)	32,321	74,662
PLX Technology Inc.(a)	85,951	345,523
QuickLogic Corp.(a)(b)	74,549	203,519
Ramtron International Corp.(a)	55,782	111,006
Richardson Electronics Ltd.	30,974	371,069
Rudolph Technologies Inc.(a)	61,438	682,576
Sigma Designs Inc.(a)	62,439	323,434
Silicon Image Inc.(a)	148,600	873,768
Supertex Inc.(a)	20,414	368,881
Transwitch Corp.(a)	42,347	110,949
Ultra Clean Holdings Inc.(a)	44,311	334,105
Vitesse Semiconductor Corp.(a)(b)	46,441	172,761

		14,615,112

SOFTWARE – 2.81%
Accelrys Inc.(a)	105,987	845,776
Actuate Corp.(a)	72,209	453,473
American Software Inc. Class A	45,995	394,637
Authentidate Holding Corp.(a)	60,050	45,698
Bsquare Corp.(a)	22,990	77,017
Callidus Software Inc.(a)(b)	57,389	448,208
Concurrent Computer Corp.(a)	19,852	72,460
Convio Inc.(a)	23,027	356,228
Daegis Inc.(a)	9,473	16,009
Digi International Inc.(a)	48,708	535,301
DynaVox Inc.(a)	19,524	60,134
Envestnet Inc.(a)	37,058	463,966
ePocrates Inc.(a)(b)	13,404	115,006
Evolving Systems Inc.	23,379	130,689
FalconStor Software Inc.(a)	59,278	221,700
Geeknet Inc.(a)	9,616	139,047
Glu Mobile Inc.(a)	86,830	421,126
GSE Systems Inc.(a)(b)	38,451	91,898
Guidance Software Inc.(a)(b)	27,060	299,013
inContact Inc.(a)(b)	61,506	343,204
InnerWorkings Inc.(a)(b)	48,926	569,988
Innodata Isogen Inc.(a)	48,773	262,887
Majesco Entertainment Co.(a)(b)	71,626	176,916
Market Leader Inc.(a)	50,093	183,340
Medidata Solutions Inc.(a)(b)	40,808	1,087,125
Mediware Information Systems(a)	1,680	24,679
Monotype Imaging Holdings Inc.(a)	68,928	1,027,027
Official Payments Holdings Inc.(a)(b)	32,096	162,727
Omnicell Inc.(a)	63,473	965,424
PDF Solutions Inc.(a)(b)	45,786	385,976
Pervasive Software Inc.(a)	29,661	177,669
PROS Holdings Inc.(a)(b)	41,476	775,601
QAD Inc. Class A(a)	15,699	205,657
Rosetta Stone Inc.(a)(b)	21,301	219,826
Schawk Inc.	21,246	265,787
Scientific Learning Corp.(a)	31,054	55,276

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2012

Security	Shares	Value
SciQuest Inc.(a)(b)	25,286	385,359
SeaChange International Inc.(a)(b)	50,234	390,821
Simulations Plus Inc.	13,678	60,320
Smith Micro Software Inc.(a)	71,947	167,637
SoundBite Communications Inc.(a)(b)	14,438	43,025
Tangoe Inc.(a)	19,146	360,136
THQ Inc.(a)(b)	122,368	68,526
Versant Corp.(a)	8,934	94,968

		13,647,287

TELECOMMUNICATIONS – 2.71%
8x8 Inc.(a)	118,925	499,485
Alaska Communications Systems Group Inc.(b)	84,038	258,837
Alliance Fiber Optic Products Inc.(a)	14,430	138,384
Anaren Inc.(a)	29,748	545,876
Aviat Networks Inc.(a)	113,288	319,472
Aware Inc.(a)	30,661	119,578
CalAmp Corp.(a)	56,668	274,840
Clearfield Inc.(a)	26,356	144,694
ClearOne Communications Inc.(a)	13,177	59,296
Communications Systems Inc.	15,422	202,491
Consolidated Communications Holdings Inc.	49,977	981,048
Dialogic Inc.(a)(b)	26,294	22,878
Ditech Networks Inc.(a)	68,115	66,753
Extreme Networks Inc.(a)(b)	175,871	673,586
Fairpoint Communications Inc.(a)(b)	40,125	150,870
General Communication Inc. Class A(a)	68,588	598,087
Globalstar Inc.(a)(b)	175,413	122,789
Globecomm Systems Inc.(a)(b)	43,238	626,086
Hickory Tech Corp.	29,212	302,052
I.D. Systems Inc.(a)	24,261	145,081
KVH Industries Inc.(a)	28,246	296,583
Lantronix Inc.(a)	13,421	37,579
Meru Networks Inc.(a)(b)	23,591	95,544
Motricity Inc.(a)	67,074	73,781
Multiband Corp.(a)	42,571	128,139
NeoPhotonics Corp.(a)	15,798	74,725
Network Equipment Technologies Inc.(a)(b)	62,801	67,197
Novatel Wireless Inc.(a)	59,952	200,839
Numerex Corp. Class A(a)(b)	19,383	189,566
Oplink Communications Inc.(a)	37,179	635,761
Opnext Inc.(a)	80,767	125,189
ORBCOMM Inc.(a)(b)	70,001	269,504
Powerwave Technologies Inc.(a)(b)	58,084	119,072
Preformed Line Products Co.	4,684	306,802
Procera Networks Inc.(a)(b)	27,846	622,637
RigNet Inc.(a)	11,236	196,967
ShoreTel Inc.(a)(b)	89,781	509,956
SureWest Communications	26,890	606,369
Symmetricom Inc.(a)	82,614	476,683
Telular Corp.	35,299	298,630
TESSCO Technologies Inc.	11,633	296,292
UniTek Global Services Inc.(a)	30,552	102,960
USA Mobility Inc.	46,926	653,679
Warwick Valley Telephone Co.	16,168	240,742
Westell Technologies Inc. Class A(a)(b)	101,042	235,428
Zhone Technologies Inc.(a)	47,542	55,149

		13,167,956

Security	Shares	Value
TEXTILES – 0.07%
Culp Inc.(a)	20,875	229,208
Dixie Group Inc.(a)	24,135	96,540

		325,748

TOYS, GAMES & HOBBIES – 0.17%
Dreams Inc.(a)	54,244	157,308
LeapFrog Enterprises Inc.(a)	79,385	663,658

		820,966

TRANSPORTATION – 1.83%
Air Transport Services Group Inc.(a)	98,776	571,913
Baltic Trading Ltd.	34,294	142,320
CAI International Inc.(a)(b)	22,942	417,086
Celadon Group Inc.(b)	38,343	596,234
Covenant Transportation Group Class A(a)	19,690	63,008
DHT Maritime Inc.	122,967	118,048
Eagle Bulk Shipping Inc.(a)(b)	113,599	220,382
Echo Global Logistics Inc.(a)	22,761	366,452
Excel Maritime Carriers Ltd.(a)(b)	79,371	158,742
Frozen Food Express Industries Inc.(a)	36,562	44,606
Genco Shipping & Trading Ltd.(a)(b)	65,502	416,593
International Shipholding Corp.	14,119	326,008
Knightsbridge Tankers Ltd.	44,504	639,967
P.A.M. Transportation Services Inc.	11,047	123,616
Pacer International Inc.(a)	68,831	435,012
Patriot Transportation Holding Inc.(a)(b)	11,387	265,203
PHI Inc.(a)(b)	25,242	584,352
Quality Distribution Inc.(a)	32,735	451,088
Rand Logistics Inc.(a)(b)	28,348	238,690
Roadrunner Transportation Systems Inc.(a)	17,836	309,455
Saia Inc.(a)	30,540	519,485
Scorpio Tankers Inc.(a)(b)	56,559	399,307
Teekay Tankers Ltd. Class A	97,890	594,192
Ultrapetrol (Bahamas) Ltd.(a)(b)	43,595	87,190
Universal Truckload Services Inc.	10,796	162,588
USA Truck Inc.(a)	18,607	144,204
XPO Logistics Inc.(a)	28,632	481,018

		8,876,759

TRUCKING & LEASING – 0.18%
Greenbrier Companies Inc. (The)(a)	36,106	714,538
Willis Lease Finance Corp.(a)(b)	13,996	182,088

		896,626

VENTURE CAPITAL – 0.39%
Fidus Investment Corp.(b)	11,868	166,271
GSV Capital Corp.(a)(b)	23,582	440,983
Harris & Harris Group Inc.(a)(b)	61,983	257,229
Hercules Technology Growth Capital Inc.	91,061	1,008,956

		1,873,439

WATER – 0.63%
Artesian Resources Corp. Class A	19,755	371,197
Connecticut Water Service Inc.	20,815	588,856
Consolidated Water Co. Ltd.	34,262	271,012
Middlesex Water Co.	33,730	637,160
SJW Corp.	28,540	688,385
York Water Co. (The)	28,324	490,005

		3,046,615

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iShares® Russell Microcap Index Fund

March 31, 2012

Security	Shares	Value
TOTAL COMMON STOCKS (Cost: $539,013,535)		484,456,711

RIGHTS – 0.01%

TRANSPORTATION – 0.01%
DHT Holdings Inc.(a)	481	50,024

		50,024

TOTAL RIGHTS (Cost: $0)		50,024

SHORT-TERM INVESTMENTS – 17.84%

MONEY MARKET FUNDS – 17.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(e)(f)	79,651,303	79,651,303
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(d)(e)(f)	6,172,347	6,172,347
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(d)(e)	781,474	781,474

		86,605,124

TOTAL SHORT-TERM INVESTMENTS (Cost: $86,605,124)		86,605,124

TOTAL INVESTMENTS IN SECURITIES – 117.68% (Cost: $625,618,659)		571,111,859

Other Assets, Less Liabilities – (17.68)%		(85,818,858)

NET ASSETS – 100.00%		$485,293,001

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iShares® Russell Midcap Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.86%

ADVERTISING – 0.52%
Clear Channel Outdoor Holdings Inc. Class A(a)	66,592	$531,404
Interpublic Group of Companies Inc. (The)	742,469	8,471,571
Lamar Advertising Co. Class A(a)	93,655	3,035,359
Omnicom Group Inc.	453,834	22,986,692

		35,025,026

AEROSPACE & DEFENSE – 1.15%
Alliant Techsystems Inc.	54,215	2,717,256
BE Aerospace Inc.(a)	156,380	7,266,979
Exelis Inc.	297,502	3,724,725
Goodrich Corp.	201,532	25,280,174
L-3 Communications Holdings Inc.	160,899	11,386,822
Rockwell Collins Inc.	235,365	13,547,609
Spirit AeroSystems Holdings Inc. Class A(a)(b)	188,777	4,617,485
TransDigm Group Inc.(a)	80,388	9,305,715

		77,846,765

AGRICULTURE – 0.65%
Bunge Ltd.(b)	236,889	16,212,683
Lorillard Inc.	217,816	28,202,816

		44,415,499

AIRLINES – 0.58%
Copa Holdings SA Class A	52,089	4,125,449
Delta Air Lines Inc.(a)	1,360,712	13,484,656
Southwest Airlines Co.	1,275,315	10,508,595
United Continental Holdings Inc.(a)(b)	534,570	11,493,255

		39,611,955

APPAREL – 0.77%
Deckers Outdoor Corp.(a)(b)	62,422	3,935,707
Hanesbrands Inc.(a)(b)	155,008	4,578,936
Ralph Lauren Corp.	101,035	17,613,432
Under Armour Inc. Class A(a)(b)	58,609	5,509,246
VF Corp.	140,443	20,501,869

		52,139,190

AUTO MANUFACTURERS – 0.16%
Navistar International Corp.(a)(b)	110,877	4,484,974
Oshkosh Corp.(a)	146,146	3,386,203
Tesla Motors Inc.(a)(b)	87,020	3,240,625

		11,111,802

AUTO PARTS & EQUIPMENT – 0.91%
Autoliv Inc.	143,562	9,625,832
BorgWarner Inc.(a)	176,172	14,858,347
Delphi Automotive PLC(a)	184,035	5,815,506
Federal-Mogul Corp. Class A(a)	30,883	531,496
Goodyear Tire & Rubber Co. (The)(a)	393,868	4,419,199
Lear Corp.	169,270	7,869,362
TRW Automotive Holdings Corp.(a)	163,963	7,616,081
Visteon Corp.(a)	82,343	4,364,179
WABCO Holdings Inc.(a)	108,728	6,575,870

		61,675,872

Security	Shares	Value
BANKS – 2.96%
Associated Banc-Corp	279,915	3,907,613
Bank of Hawaii Corp.	77,026	3,724,207
BOK Financial Corp.	41,303	2,324,533
CapitalSource Inc.	393,279	2,595,641
CIT Group Inc.(a)	322,589	13,303,570
City National Corp.	75,171	3,944,222
Comerica Inc.	323,200	10,458,752
Commerce Bancshares Inc.	125,084	5,068,404
Cullen/Frost Bankers Inc.	85,972	5,002,711
East West Bancorp Inc.	239,501	5,530,078
Fifth Third Bancorp	1,483,583	20,844,341
First Citizens BancShares Inc. Class A	8,720	1,593,057
First Horizon National Corp.	424,954	4,411,023
First Republic Bank(a)	118,498	3,903,324
Fulton Financial Corp.	319,643	3,356,252
Huntington Bancshares Inc.	1,390,028	8,965,681
KeyCorp	1,529,579	13,001,421
M&T Bank Corp.	201,927	17,543,418
Northern Trust Corp.	349,371	16,577,654
Popular Inc.(a)	1,646,244	3,374,800
Regions Financial Corp.	2,274,265	14,987,406
SunTrust Banks Inc.	863,956	20,881,817
Synovus Financial Corp.	1,239,305	2,540,575
TCF Financial Corp.	255,386	3,036,540
Valley National Bancorp(b)	297,477	3,852,327
Zions Bancorp	295,758	6,346,967

		201,076,334

BEVERAGES – 1.42%
Beam Inc.	248,012	14,526,063
Brown-Forman Corp. Class B NVS	164,894	13,750,511
Coca-Cola Enterprises Inc.	486,624	13,917,446
Constellation Brands Inc. Class A(a)	274,657	6,479,159
Dr Pepper Snapple Group Inc.	356,117	14,319,465
Green Mountain Coffee Roasters Inc.(a)(b)	197,841	9,266,872
Molson Coors Brewing Co. Class B NVS	216,109	9,778,932
Monster Beverage Corp.(a)	225,246	13,985,524

		96,023,972

BIOTECHNOLOGY – 1.52%
Alexion Pharmaceuticals Inc.(a)	296,615	27,543,669
Amylin Pharmaceuticals Inc.(a)(b)	232,261	5,797,235
Bio-Rad Laboratories Inc. Class A(a)	31,777	3,294,957
Charles River Laboratories International Inc.(a)	79,311	2,862,334
Dendreon Corp.(a)(b)	247,678	2,639,009
Human Genome Sciences Inc.(a)(b)	304,277	2,507,242
Illumina Inc.(a)(b)	198,239	10,429,354
Life Technologies Corp.(a)	287,585	14,039,900
Myriad Genetics Inc.(a)	137,599	3,255,592
Regeneron Pharmaceuticals Inc.(a)(b)	117,268	13,675,794
United Therapeutics Corp.(a)	77,390	3,647,391
Vertex Pharmaceuticals Inc.(a)	331,397	13,590,591

		103,283,068

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iShares® Russell Midcap Index Fund

March 31, 2012

Security	Shares	Value
BUILDING MATERIALS – 0.47%
Armstrong World Industries Inc.	33,852	1,650,962
Fortune Brands Home & Security Inc.(a)	247,747	5,467,776
Lennox International Inc.	85,633	3,451,010
Martin Marietta Materials Inc.	73,469	6,291,151
Masco Corp.	576,519	7,708,059
Owens Corning(a)(b)	200,697	7,231,113

		31,800,071

CHEMICALS – 3.31%
Airgas Inc.	126,266	11,233,886
Albemarle Corp.	147,476	9,426,666
Ashland Inc.	127,406	7,779,410
Cabot Corp.	105,657	4,509,441
Celanese Corp. Series A	251,600	11,618,888
CF Industries Holdings Inc.	105,210	19,216,606
Cytec Industries Inc.	74,155	4,507,882
Eastman Chemical Co.	228,678	11,820,366
Ecolab Inc.	484,025	29,874,023
FMC Corp.	115,599	12,237,310
Huntsman Corp.	310,313	4,347,485
International Flavors & Fragrances Inc.	129,416	7,583,778
Intrepid Potash Inc.(a)(b)	84,419	2,053,914
Kronos Worldwide Inc.(b)	35,475	884,746
PPG Industries Inc.	255,286	24,456,399
Rockwood Holdings Inc.(a)	110,433	5,759,081
RPM International Inc.	210,117	5,502,964
Sherwin-Williams Co. (The)	144,398	15,691,731
Sigma-Aldrich Corp.	195,992	14,319,176
Solutia Inc.	196,980	5,503,621
Valspar Corp. (The)	154,444	7,458,101
W.R. Grace & Co.(a)	118,106	6,826,527
Westlake Chemical Corp.	32,086	2,078,852

		224,690,853

COAL – 0.59%
Alpha Natural Resources Inc.(a)	364,724	5,547,452
Arch Coal Inc.	341,419	3,656,597
CONSOL Energy Inc.	364,587	12,432,417
Peabody Energy Corp.	435,546	12,613,412
Walter Energy Inc.	100,333	5,940,717

		40,190,595

COMMERCIAL SERVICES – 3.05%
Aaron’s Inc.	121,254	3,140,479
Alliance Data Systems Corp.(a)(b)	82,067	10,337,159
Apollo Group Inc. Class A(a)	178,915	6,913,276
Booz Allen Hamilton Holding Corp.	38,098	648,809
Career Education Corp.(a)(b)	88,984	717,211
CoreLogic Inc.(a)	156,502	2,554,113
Corrections Corp. of America(a)	159,729	4,362,199
DeVry Inc.	111,016	3,760,112
Education Management Corp.(a)(b)	61,908	847,520
Equifax Inc.	198,139	8,769,632
FleetCor Technologies Inc.(a)	24,128	935,443
Gartner Inc.(a)(b)	156,744	6,683,564
Genpact Ltd.(a)	203,648	3,319,462

Security	Shares	Value
Global Payments Inc.	128,914	6,119,548
Green Dot Corp. Class A(a)(b)	30,803	816,896
H&R Block Inc.	491,437	8,093,967
Hertz Global Holdings Inc.(a)	393,498	5,918,210
Iron Mountain Inc.	248,197	7,148,074
ITT Educational Services Inc.(a)(b)	40,186	2,657,902
KAR Auction Services Inc.(a)	47,179	764,772
Lender Processing Services Inc.	139,260	3,620,760
Manpower Inc.	132,203	6,262,456
Monster Worldwide Inc.(a)(b)	206,762	2,015,929
Moody’s Corp.	320,659	13,499,744
Morningstar Inc.	39,324	2,479,378
Paychex Inc.	519,885	16,111,236
Quanta Services Inc.(a)	347,185	7,256,166
R.R. Donnelley & Sons Co.(b)	301,797	3,739,265
Robert Half International Inc.	236,389	7,162,587
SAIC Inc.(a)	464,874	6,136,337
SEI Investments Co.	234,299	4,847,646
Service Corp. International	356,594	4,015,248
Total System Services Inc.	261,261	6,027,291
Towers Watson & Co. Class A	92,424	6,106,454
Verisk Analytics Inc. Class A(a)	191,536	8,996,446
VistaPrint NV(a)(b)	59,407	2,296,081
Weight Watchers International Inc.(a)(b)	46,543	3,592,654
Western Union Co.	1,017,314	17,904,726

		206,578,752

COMPUTERS – 1.79%
Brocade Communications Systems Inc.(a)	759,170	4,365,227
Cadence Design Systems Inc.(a)(b)	433,326	5,130,580
Computer Sciences Corp.	249,319	7,464,611
Diebold Inc.	105,327	4,057,196
DST Systems Inc.	53,486	2,900,546
Fortinet Inc.(a)	193,299	5,344,717
Fusion-io Inc.(a)(b)	29,147	828,066
IHS Inc. Class A(a)(b)	79,542	7,449,108
Lexmark International Inc. Class A	115,236	3,830,445
MICROS Systems Inc.(a)	130,596	7,220,653
NCR Corp.(a)	255,335	5,543,323
Riverbed Technology Inc.(a)(b)	247,112	6,938,905
SanDisk Corp.(a)	385,011	19,092,695
Synopsys Inc.(a)	236,144	7,240,175
Teradata Corp.(a)	271,591	18,508,927
Western Digital Corp.(a)	373,897	15,475,597

		121,390,771

COSMETICS & PERSONAL CARE – 0.20%
Avon Products Inc.	692,041	13,397,914

		13,397,914

DISTRIBUTION & WHOLESALE – 1.42%
Arrow Electronics Inc.(a)	185,960	7,804,741
Fastenal Co.	475,860	25,744,026
Fossil Inc.(a)	84,169	11,108,625
Genuine Parts Co.	253,126	15,883,656
Ingram Micro Inc. Class A(a)	242,873	4,507,723
LKQ Corp.(a)	234,870	7,320,898
W.W. Grainger Inc.	91,621	19,681,107
WESCO International Inc.(a)(b)	69,474	4,537,347

		96,588,123

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Index Fund

March 31, 2012

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 3.13%
Affiliated Managers Group Inc.(a)	83,805	9,370,237
Air Lease Corp.(a)(b)	55,924	1,346,091
Ameriprise Financial Inc.	364,078	20,799,776
CBOE Holdings Inc.	85,054	2,417,235
Discover Financial Services	880,073	29,341,634
E*TRADE Financial Corp.(a)	402,633	4,408,831
Eaton Vance Corp.	191,174	5,463,753
Federated Investors Inc. Class B(b)	145,262	3,255,321
Greenhill & Co. Inc.	47,980	2,093,847
Interactive Brokers Group Inc. Class A	59,229	1,006,893
IntercontinentalExchange Inc.(a)	118,277	16,253,625
Invesco Ltd.	743,527	19,829,865
Janus Capital Group Inc.	300,442	2,676,938
Jefferies Group Inc.	216,882	4,086,057
Lazard Ltd. Class A(b)	178,506	5,098,131
Legg Mason Inc.	225,235	6,290,814
LPL Investment Holdings Inc.(a)(b)	54,922	2,083,741
NASDAQ OMX Group Inc. (The)(a)	199,552	5,168,397
NYSE Euronext Inc.	421,154	12,638,832
Raymond James Financial Inc.	176,391	6,443,563
SLM Corp.	848,487	13,372,155
T. Rowe Price Group Inc.	419,145	27,370,169
TD Ameritrade Holding Corp.	352,564	6,959,613
Waddell & Reed Financial Inc. Class A	138,799	4,498,476

		212,273,994

ELECTRIC – 4.93%
AES Corp. (The)(a)	1,056,764	13,811,905
Alliant Energy Corp.	178,611	7,737,429
Ameren Corp.	387,925	12,638,597
Calpine Corp.(a)	617,453	10,626,366
CMS Energy Corp.	406,279	8,938,138
Consolidated Edison Inc.	472,106	27,580,433
DTE Energy Co.	272,442	14,992,483
Edison International	526,003	22,360,388
Entergy Corp.	286,346	19,242,451
GenOn Energy Inc.(a)	1,244,199	2,587,934
Great Plains Energy Inc.	219,234	4,443,873
Hawaiian Electric Industries Inc.	153,254	3,884,989
Integrys Energy Group Inc.	126,053	6,679,548
ITC Holdings Corp.	82,196	6,324,160
MDU Resources Group Inc.	303,960	6,805,664
National Fuel Gas Co.	133,128	6,406,119
Northeast Utilities	284,227	10,550,506
NRG Energy Inc.(a)	368,007	5,766,670
NSTAR	166,769	8,109,976
NV Energy Inc.	379,999	6,125,584
OGE Energy Corp.	157,629	8,433,152
Pepco Holdings Inc.	363,475	6,866,043
Pinnacle West Capital Corp.	175,512	8,407,025
PPL Corp.	931,412	26,321,703
Progress Energy Inc.	475,350	25,245,839
SCANA Corp.	185,466	8,459,104
TECO Energy Inc.	346,134	6,074,652
Westar Energy Inc.	182,939	5,109,486
Wisconsin Energy Corp.	376,026	13,228,595
Xcel Energy Inc.	779,047	20,621,374

		334,380,186

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT - 0.59%
AMETEK Inc.	258,701	12,549,585
Energizer Holdings Inc.(a)	106,214	7,878,955
General Cable Corp.(a)(b)	84,036	2,443,767
GrafTech International Ltd.(a)(b)	205,652	2,455,485
Hubbell Inc. Class B	97,012	7,623,203
Molex Inc.	217,873	6,126,589
SunPower Corp.(a)(b)	158,498	1,011,217

		40,088,801

ELECTRONICS – 2.02%
Agilent Technologies Inc.	561,685	25,000,599
Amphenol Corp. Class A	266,644	15,937,312
Avnet Inc.(a)	233,505	8,497,247
AVX Corp.	77,864	1,032,477
FLIR Systems Inc.	257,079	6,506,669
Garmin Ltd.	173,044	8,124,416
Gentex Corp.	229,903	5,632,623
Itron Inc.(a)	65,407	2,970,132
Jabil Circuit Inc.	309,930	7,785,442
Mettler-Toledo International Inc.(a)(b)	51,750	9,560,812
National Instruments Corp.	146,063	4,165,717
PerkinElmer Inc.	181,337	5,015,781
Tech Data Corp.(a)	66,624	3,615,018
Thomas & Betts Corp.(a)	84,532	6,078,696
Trimble Navigation Ltd.(a)(b)	197,250	10,734,345
Vishay Intertechnology Inc.(a)(b)	232,823	2,831,128
Waters Corp.(a)	147,422	13,660,123

		137,148,537

ENGINEERING & CONSTRUCTION – 0.87%
AECOM Technology Corp.(a)	192,379	4,303,518
Chicago Bridge & Iron Co. NV	160,813	6,945,513
Fluor Corp.	280,414	16,836,057
Jacobs Engineering Group Inc.(a)	204,161	9,058,624
KBR Inc.	243,995	8,674,022
McDermott International Inc.(a)	376,238	4,819,609
Shaw Group Inc. (The)(a)	104,637	3,318,039
URS Corp.	126,634	5,384,478

		59,339,860

ENTERTAINMENT – 0.41%
Bally Technologies Inc.(a)	69,492	3,248,751
Dolby Laboratories Inc. Class A(a)	85,342	3,248,116
DreamWorks Animation SKG Inc. Class A(a)(b)	115,298	2,127,248
International Game Technology	482,821	8,106,565
Madison Square Garden Inc. Class A(a)	96,936	3,315,211
Marriott Vacations Worldwide Corp.(a)	41,308	1,177,691
Penn National Gaming Inc.(a)	109,070	4,687,829
Regal Entertainment Group Class A	129,573	1,762,193

		27,673,604

ENVIRONMENTAL CONTROL – 0.54%
Covanta Holding Corp.	181,851	2,951,442
Republic Services Inc.	516,185	15,774,613
Stericycle Inc.(a)	138,280	11,565,739
Waste Connections Inc.	198,439	6,455,221

		36,747,015

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iShares® Russell Midcap Index Fund

March 31, 2012

Security	Shares	Value
FOOD – 2.84%
Campbell Soup Co.	285,619	9,668,203
ConAgra Foods Inc.	657,879	17,275,903
Corn Products International Inc.	123,025	7,092,391
Dean Foods Co.(a)	294,015	3,560,522
Flowers Foods Inc.	179,960	3,665,785
H.J. Heinz Co.	519,271	27,806,962
Hershey Co. (The)	244,520	14,996,412
Hormel Foods Corp.	221,052	6,525,455
J.M. Smucker Co. (The)	186,600	15,181,776
McCormick & Co. Inc. NVS	213,511	11,621,404
Post Holdings Inc.(a)	44,145	1,453,695
Ralcorp Holdings Inc.(a)	88,625	6,566,226
Safeway Inc.(b)	432,968	8,750,283
Sara Lee Corp.	944,904	20,343,783
Smithfield Foods Inc.(a)(b)	267,418	5,891,219
SUPERVALU Inc.(b)	340,786	1,945,888
Tyson Foods Inc. Class A	484,522	9,278,596
Whole Foods Market Inc.	248,826	20,702,323

		192,326,826

FOREST PRODUCTS & PAPER – 0.57%
Domtar Corp.	58,765	5,605,006
International Paper Co.	705,671	24,769,052
MeadWestvaco Corp.	273,189	8,630,040

		39,004,098
GAS – 1.09%
AGL Resources Inc.	187,452	7,351,867
Atmos Energy Corp.	145,400	4,574,284
CenterPoint Energy Inc.	684,361	13,495,599
NiSource Inc.	450,593	10,971,940
Questar Corp.	285,618	5,501,003
Sempra Energy	386,568	23,178,617
UGI Corp.	180,162	4,909,414
Vectren Corp.	131,432	3,819,414

		73,802,138

HAND & MACHINE TOOLS – 0.63%
Kennametal Inc.	131,580	5,859,257
Lincoln Electric Holdings Inc.	135,674	6,148,746
Regal Beloit Corp.	62,242	4,079,963
Snap-on Inc.	93,865	5,722,949
Stanley Black & Decker Inc.	271,464	20,891,870

		42,702,785

HEALTH CARE – PRODUCTS – 3.00%
Alere Inc.(a)	130,139	3,384,915
Boston Scientific Corp.(a)	2,334,867	13,962,505
Bruker Corp.(a)	136,839	2,095,005
C.R. Bard Inc.	137,793	13,602,925
CareFusion Corp.(a)	359,723	9,327,617
Cooper Companies Inc. (The)	74,552	6,091,644
Edwards Lifesciences Corp.(a)	184,486	13,417,667
Gen-Probe Inc.(a)	72,454	4,811,670

Security	Shares	Value
Henry Schein Inc.(a)	148,663	11,250,816
Hill-Rom Holdings Inc.	101,983	3,407,252
Hologic Inc.(a)	421,052	9,073,671
Hospira Inc.(a)	270,114	10,099,563
IDEXX Laboratories Inc.(a)(b)	92,322	8,073,559
Intuitive Surgical Inc.(a)	63,364	34,327,447
QIAGEN NV(a)(b)	376,211	5,857,605
ResMed Inc.(a)(b)	232,111	7,174,551
Sirona Dental Systems Inc.(a)	89,521	4,613,912
TECHNE Corp.	59,610	4,178,661
Teleflex Inc.	64,776	3,961,052
Thoratec Corp.(a)	91,827	3,095,488
Varian Medical Systems Inc.(a)	188,525	13,000,684
Zimmer Holdings Inc.	288,295	18,531,603

		203,339,812

HEALTH CARE – SERVICES – 2.15%
AMERIGROUP Corp.(a)(b)	70,586	4,749,026
Brookdale Senior Living Inc.(a)	156,915	2,937,449
Cigna Corp.	459,372	22,624,071
Community Health Systems Inc.(a)	152,409	3,389,576
Covance Inc.(a)	97,453	4,641,686
Coventry Health Care Inc.	238,631	8,488,105
DaVita Inc.(a)	153,632	13,852,997
Health Management Associates Inc. Class A(a)	405,909	2,727,708
Health Net Inc.(a)	133,739	5,312,113
Humana Inc.	270,991	25,061,248
Laboratory Corp. of America Holdings(a)(b)	161,202	14,756,431
LifePoint Hospitals Inc.(a)(b)	77,293	3,048,436
Lincare Holdings Inc.	143,328	3,709,329
MEDNAX Inc.(a)	77,529	5,765,832
Quest Diagnostics Inc.	253,147	15,479,939
Tenet Healthcare Corp.(a)(b)	664,320	3,527,539
Universal Health Services Inc. Class B	145,578	6,101,174

		146,172,659

HOLDING COMPANIES – DIVERSIFIED – 0.28%
American Capital Ltd.(a)	529,772	4,593,123
Ares Capital Corp.	356,848	5,834,465
Leucadia National Corp.	318,134	8,303,297

		18,730,885

HOME BUILDERS – 0.48%
D.R. Horton Inc.	449,825	6,823,845
Lennar Corp. Class A	258,056	7,013,962
NVR Inc.(a)	8,088	5,874,557
PulteGroup Inc.(a)(b)	550,479	4,871,739
Thor Industries Inc.	68,049	2,147,627
Toll Brothers Inc.(a)	236,586	5,675,698

		32,407,428

HOME FURNISHINGS – 0.34%
Harman International Industries Inc.	112,548	5,268,372
Tempur-Pedic International Inc.(a)(b)	102,707	8,671,552
Whirlpool Corp.	122,720	9,432,259

		23,372,183

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Index Fund

March 31, 2012

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 0.69%
Avery Dennison Corp.	172,092	5,185,132
Church & Dwight Co. Inc.	230,358	11,331,310
Clorox Co. (The)	214,508	14,747,425
Jarden Corp.	147,719	5,942,735
Scotts Miracle-Gro Co. (The) Class A	68,361	3,702,432
Tupperware Brands Corp.	92,482	5,872,607

		46,781,641

HOUSEWARES – 0.18%
Newell Rubbermaid Inc.	468,820	8,349,684
Toro Co. (The)	49,851	3,544,905

		11,894,589

INSURANCE – 4.61%
Alleghany Corp.(a)	24,026	7,906,957
Allied World Assurance Co. Holdings Ltd.	61,085	4,194,707
American Financial Group Inc.	122,330	4,719,491
American National Insurance Co.	11,163	809,541
Aon Corp.	533,429	26,170,027
Arch Capital Group Ltd.(a)	212,452	7,911,712
Arthur J. Gallagher & Co.	188,477	6,736,168
Aspen Insurance Holdings Ltd.	113,600	3,173,984
Assurant Inc.	141,451	5,728,765
Assured Guaranty Ltd.	296,606	4,899,931
Axis Capital Holdings Ltd.	208,368	6,911,566
Brown & Brown Inc.	187,018	4,447,288
Cincinnati Financial Corp.	235,492	8,126,829
CNA Financial Corp.	43,085	1,263,683
Endurance Specialty Holdings Ltd.	69,390	2,821,397
Erie Indemnity Co. Class A	44,640	3,479,242
Everest Re Group Ltd.	73,961	6,842,872
Fidelity National Financial Inc. Class A	359,699	6,485,373
Genworth Financial Inc. Class A(a)	789,774	6,570,920
Hanover Insurance Group Inc. (The)	73,090	3,005,461
Hartford Financial Services Group Inc. (The)	716,376	15,101,206
HCC Insurance Holdings Inc.	171,773	5,354,164
Kemper Corp.	80,607	2,440,780
Lincoln National Corp.	470,049	12,390,492
Markel Corp.(a)	15,655	7,028,156
Marsh & McLennan Companies Inc.	884,912	29,016,264
MBIA Inc.(a)(b)	237,766	2,330,107
Mercury General Corp.	41,959	1,835,287
Old Republic International Corp.	417,018	4,399,540
PartnerRe Ltd.	108,709	7,380,254
Principal Financial Group Inc.	490,924	14,487,167
Progressive Corp. (The)	998,670	23,149,171
Protective Life Corp.	137,603	4,075,801
Reinsurance Group of America Inc.	119,006	7,077,287
RenaissanceRe Holdings Ltd.	83,368	6,313,459
StanCorp Financial Group Inc.	72,856	2,982,725
Torchmark Corp.	160,992	8,025,451
Unum Group	471,172	11,534,290
Validus Holdings Ltd.	124,092	3,840,647
W.R. Berkley Corp.	184,056	6,648,103
White Mountains Insurance Group Ltd.	9,271	4,651,446
XL Group PLC	497,587	10,792,662

		313,060,373

Security	Shares	Value
INTERNET – 1.68%
AOL Inc.(a)(b)	156,276	2,964,556
Equinix Inc.(a)(b)	75,346	11,863,228
Expedia Inc.(b)	156,597	5,236,604
F5 Networks Inc.(a)	130,507	17,613,225
Groupon Inc.(a)(b)	64,504	1,185,583
HomeAway Inc.(a)	13,824	350,715
IAC/InterActiveCorp	122,569	6,016,912
Liberty Interactive Corp. Series A(a)	967,229	18,464,402
LinkedIn Corp.(a)	15,503	1,581,151
Netflix Inc.(a)	89,227	10,264,674
Pandora Media Inc.(a)(b)	25,731	262,713
Rackspace Hosting Inc.(a)	165,902	9,587,477
TIBCO Software Inc.(a)	267,148	8,148,014
TripAdvisor Inc.(a)(b)	156,626	5,586,849
VeriSign Inc.	256,094	9,818,644
WebMD Health Corp.(a)(b)	94,686	2,422,068
Zynga Inc. Class A(a)	195,530	2,571,219

		113,938,034

IRON & STEEL – 1.08%
AK Steel Holding Corp.(b)	176,746	1,336,200
Allegheny Technologies Inc.	170,858	7,034,224
Carpenter Technology Corp.	70,986	3,707,599
Cliffs Natural Resources Inc.	234,903	16,269,382
Commercial Metals Co.	186,032	2,756,994
Nucor Corp.	510,310	21,917,815
Reliance Steel & Aluminum Co.	120,480	6,804,710
Schnitzer Steel Industries Inc. Class A	35,437	1,413,759
Steel Dynamics Inc.	351,408	5,109,472
United States Steel Corp.(b)	231,490	6,798,861

		73,149,016

LEISURE TIME – 0.51%
Harley-Davidson Inc.	380,158	18,658,155
Polaris Industries Inc.	104,263	7,522,575
Royal Caribbean Cruises Ltd.	217,460	6,399,848
WMS Industries Inc.(a)	92,561	2,196,472

		34,777,050

LODGING – 1.03%
Choice Hotels International Inc.	45,862	1,712,487
Hyatt Hotels Corp. Class A(a)	67,358	2,877,534
Marriott International Inc. Class A	417,334	15,796,092
MGM Resorts International(a)(b)	567,142	7,724,474
Starwood Hotels & Resorts Worldwide Inc.	313,869	17,705,350
Wyndham Worldwide Corp.	234,758	10,918,595
Wynn Resorts Ltd.	102,693	12,824,302

		69,558,834

MACHINERY – 1.71%
AGCO Corp.(a)	152,634	7,205,851
Babcock & Wilcox Co. (The)(a)	189,636	4,883,127
CNH Global NV(a)	42,380	1,682,486
Flowserve Corp.	89,974	10,392,897
Gardner Denver Inc.	84,197	5,306,095
Graco Inc.	97,442	5,170,273
IDEX Corp.	133,415	5,620,774

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iShares® Russell Midcap Index Fund

March 31, 2012

Security	Shares	Value
Joy Global Inc.	168,571	12,389,968
Manitowoc Co. Inc. (The)	212,326	2,942,838
Nordson Corp.	93,022	5,070,629
Rockwell Automation Inc.	232,174	18,504,268
Roper Industries Inc.	154,282	15,298,603
Terex Corp.(a)(b)	176,050	3,961,125
Wabtec Corp.	77,822	5,865,444
Xylem Inc.	296,392	8,224,878
Zebra Technologies Corp. Class A(a)	88,264	3,634,712

		116,153,968

MANUFACTURING – 2.71%
AptarGroup Inc.	108,360	5,934,877
Carlisle Companies Inc.	98,750	4,929,600
Cooper Industries PLC	265,502	16,978,853
Crane Co.	78,540	3,809,190
Donaldson Co. Inc.	245,685	8,778,325
Dover Corp.	300,197	18,894,399
Eaton Corp.	550,578	27,435,302
Harsco Corp.	129,554	3,039,337
Ingersoll-Rand PLC(b)	502,312	20,770,601
ITT Corp.	148,091	3,397,208
Leggett & Platt Inc.	230,551	5,304,979
Pall Corp.	187,044	11,153,434
Parker Hannifin Corp.	244,228	20,649,477
Pentair Inc.	158,592	7,550,565
Polypore International Inc.(a)(b)	62,856	2,210,017
SPX Corp.	82,043	6,360,794
Textron Inc.	445,534	12,399,211
Trinity Industries Inc.	128,470	4,233,086

		183,829,255

MEDIA – 2.25%
AMC Networks Inc. Class A(a)	87,595	3,909,365
Cablevision NY Group Class A	349,568	5,131,658
Charter Communications Inc. Class A(a)	82,248	5,218,636
Discovery Communications Inc. Series A(a)(b)	425,253	21,517,802
DISH Network Corp. Class A	321,920	10,600,826
FactSet Research Systems Inc.	74,285	7,357,186
Gannett Co. Inc.	387,076	5,933,875
John Wiley & Sons Inc. Class A	74,972	3,567,917
Liberty Global Inc. Series A(a)	447,490	22,410,299
Liberty Media Corp. Series A(a)	188,311	16,599,615
McGraw-Hill Companies Inc. (The)	447,334	21,682,279
Nielsen Holdings NV(a)	129,785	3,911,720
Scripps Networks Interactive Inc. Class A	143,029	6,964,082
Sirius XM Radio Inc.(a)(b)	6,348,838	14,665,816
Washington Post Co. (The) Class B	8,041	3,003,876

		152,474,952

METAL FABRICATE & HARDWARE – 0.17%
Timken Co. (The)	140,756	7,141,960
Valmont Industries Inc.	36,657	4,303,898

		11,445,858

MINING – 0.42%
Allied Nevada Gold Corp.(a)(b)	143,858	4,679,701
Compass Minerals International Inc.	52,858	3,792,033
Molycorp Inc.(a)(b)	90,335	3,056,033
Royal Gold Inc.	94,662	6,173,855
Titanium Metals Corp.	137,859	1,869,368
Vulcan Materials Co.	207,585	8,870,107

		28,441,097

Security	Shares	Value
OFFICE & BUSINESS EQUIPMENT – 0.35%
Pitney Bowes Inc.(b)	295,190	5,189,440
Xerox Corp.	2,254,498	18,216,344

		23,405,784

OIL & GAS – 4.53%
Atwood Oceanics Inc.(a)(b)	91,069	4,088,087
Cabot Oil & Gas Corp.	336,616	10,492,321
Cimarex Energy Co.	137,593	10,384,144
Cobalt International Energy Inc.(a)	190,284	5,714,228
Concho Resources Inc.(a)	166,350	16,981,008
Continental Resources Inc.(a)	67,530	5,795,425
Denbury Resources Inc.(a)	646,487	11,785,458
Diamond Offshore Drilling Inc.	110,795	7,395,566
Energen Corp.	116,112	5,706,905
EQT Corp.	216,446	10,434,862
EXCO Resources Inc.(b)	239,547	1,588,197
Forest Oil Corp.(a)(b)	183,047	2,218,530
Helmerich & Payne Inc.	153,446	8,278,412
HollyFrontier Corp.	307,608	9,889,597
Kosmos Energy Ltd.(a)(b)	53,899	713,623
Laredo Petroleum Holdings Inc.(a)	32,333	757,885
Murphy Oil Corp.	311,212	17,511,899
Nabors Industries Ltd.(a)	462,649	8,091,731
Newfield Exploration Co.(a)	216,498	7,508,151
Noble Energy Inc.	284,747	27,842,562
Patterson-UTI Energy Inc.	249,127	4,307,406
Pioneer Natural Resources Co.	198,491	22,149,611
Plains Exploration & Production Co.(a)	206,993	8,828,251
QEP Resources Inc.	284,577	8,679,598
Quicksilver Resources Inc.(a)(b)	189,367	954,410
Range Resources Corp.	258,549	15,032,039
Rowan Companies Inc.(a)	205,200	6,757,236
SandRidge Energy Inc.(a)(b)	659,812	5,166,328
SM Energy Co.	102,437	7,249,466
Sunoco Inc.	173,874	6,633,293
Tesoro Corp.(a)(b)	231,711	6,219,123
Ultra Petroleum Corp.(a)(b)	246,328	5,574,403
Unit Corp.(a)	67,598	2,890,490
Valero Energy Corp.	920,426	23,719,378
Whiting Petroleum Corp.(a)	189,162	10,271,496

		307,611,119

OIL & GAS SERVICES – 1.26%
Cameron International Corp.(a)	394,259	20,828,703
CARBO Ceramics Inc.(b)	30,973	3,266,103
Core Laboratories NV	73,435	9,661,843
Dresser-Rand Group Inc.(a)(b)	121,180	5,621,540
FMC Technologies Inc.(a)	386,688	19,496,809
Oceaneering International Inc.	174,736	9,416,523
Oil States International Inc.(a)	82,465	6,437,218
RPC Inc.(b)	103,249	1,095,472
SEACOR Holdings Inc.(a)	34,977	3,350,097
Superior Energy Services Inc.(a)	248,369	6,547,007

		85,721,315

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Index Fund

March 31, 2012

Security	Shares	Value
PACKAGING & CONTAINERS – 0.92%
Ball Corp.	251,113	10,767,725
Bemis Co. Inc.	169,933	5,487,137
Crown Holdings Inc.(a)	251,060	9,246,540
Greif Inc. Class A	61,323	3,429,182
Owens-Illinois Inc.(a)	264,248	6,167,548
Packaging Corp. of America	164,411	4,864,922
Rock-Tenn Co. Class A	111,514	7,533,886
Sealed Air Corp.	309,119	5,969,088
Silgan Holdings Inc.	79,939	3,533,304
Sonoco Products Co.	160,821	5,339,257

		62,338,589

PHARMACEUTICALS – 2.50%
AmerisourceBergen Corp.	415,680	16,494,182
BioMarin Pharmaceutical Inc.(a)(b)	178,599	6,117,016
Catalyst Health Solutions Inc.(a)	68,525	4,367,098
DENTSPLY International Inc.(b)	226,643	9,095,184
Endo Pharmaceuticals Holdings Inc.(a)	187,633	7,267,026
Forest Laboratories Inc.(a)	429,789	14,909,380
Herbalife Ltd.	191,824	13,201,328
Mead Johnson Nutrition Co. Class A	329,722	27,195,471
Mylan Inc.(a)	706,714	16,572,443
Omnicare Inc.	186,517	6,634,410
Patterson Companies Inc.	150,191	5,016,379
Perrigo Co.	133,508	13,792,712
SXC Health Solutions Corp.(a)(b)	99,619	7,467,440
VCA Antech Inc.(a)(b)	138,939	3,224,774
Warner Chilcott PLC Class A(a)	273,360	4,595,182
Watson Pharmaceuticals Inc.(a)	203,741	13,662,871

		169,612,896

PIPELINES – 1.24%
El Paso Corp.	1,239,985	36,641,557
ONEOK Inc.	172,332	14,072,631
Spectra Energy Corp.	1,048,171	33,069,795

		83,783,983

REAL ESTATE – 0.34%
CBRE Group Inc. Class A(a)	470,369	9,388,565
Forest City Enterprises Inc. Class A(a)	220,699	3,456,146
Howard Hughes Corp. (The)(a)	34,782	2,221,526
Jones Lang LaSalle Inc.	69,140	5,760,054
St. Joe Co. (The)(a)(b)	104,378	1,984,226

		22,810,517

REAL ESTATE INVESTMENT TRUSTS – 7.24%
Alexandria Real Estate Equities Inc.	99,437	7,271,828
American Capital Agency Corp.	482,852	14,263,448
Annaly Capital Management Inc.	1,534,968	24,283,194
Apartment Investment and Management Co. Class A(b)	192,491	5,083,687
AvalonBay Communities Inc.	151,325	21,389,789
Boston Properties Inc.	235,004	24,673,070
Brandywine Realty Trust(b)	218,458	2,507,898
BRE Properties Inc. Class A	120,260	6,079,143

Security	Shares	Value
Camden Property Trust	127,006	8,350,644
Chimera Investment Corp.(b)	1,654,411	4,681,983
CommonWealth REIT(b)	134,650	2,507,183
Corporate Office Properties Trust	114,413	2,655,526
DDR Corp.(b)	350,158	5,112,307
Digital Realty Trust Inc.	172,763	12,779,279
Douglas Emmett Inc.(b)	223,008	5,086,812
Duke Realty Corp.(b)	406,608	5,830,759
Equity Residential	475,398	29,769,423
Essex Property Trust Inc.(b)	56,054	8,492,742
Federal Realty Investment Trust	100,104	9,689,066
General Growth Properties Inc.	906,798	15,406,498
HCP Inc.	655,247	25,856,047
Health Care REIT Inc.	342,700	18,834,792
Hospitality Properties Trust	198,796	5,262,130
Host Hotels & Resorts Inc.	1,104,032	18,128,205
Kimco Realty Corp.	655,420	12,623,389
Liberty Property Trust	185,131	6,612,879
Macerich Co. (The)	210,876	12,178,089
Mack-Cali Realty Corp.	139,779	4,028,431
Piedmont Office Realty Trust Inc. Class A	277,456	4,924,844
Plum Creek Timber Co. Inc.(b)	261,019	10,847,950
Prologis Inc.	740,546	26,674,467
Rayonier Inc.	195,935	8,638,774
Realty Income Corp.(b)	214,449	8,305,610
Regency Centers Corp.(b)	144,684	6,435,544
Rouse Properties Inc.(a)	33,914	459,196
Senior Housing Properties Trust	262,029	5,777,739
SL Green Realty Corp.	143,267	11,110,356
Taubman Centers Inc.	90,048	6,569,002
UDR Inc.(b)	349,758	9,342,036
Ventas Inc.	409,220	23,366,462
Vornado Realty Trust(b)	297,362	25,037,880
Weingarten Realty Investors(b)	194,770	5,147,771
Weyerhaeuser Co.	866,600	18,995,872

		491,071,744

RETAIL – 6.60%
Abercrombie & Fitch Co. Class A	141,363	7,013,019
Advance Auto Parts Inc.	118,602	10,504,579
American Eagle Outfitters Inc.	313,064	5,381,570
AutoNation Inc.(a)	56,177	1,927,433
AutoZone Inc.(a)	40,677	15,123,709
Bed Bath & Beyond Inc.(a)	402,020	26,440,855
Best Buy Co. Inc.	475,028	11,248,663
Big Lots Inc.(a)	105,548	4,540,675
Brinker International Inc.	129,159	3,558,331
CarMax Inc.(a)	363,919	12,609,793
Chico’s FAS Inc.	283,864	4,286,346
Chipotle Mexican Grill Inc.(a)(b)	50,072	20,930,096
Copart Inc.(a)	180,211	4,698,101
Darden Restaurants Inc.	206,607	10,570,014
Dick’s Sporting Goods Inc.	151,717	7,294,553
Dillard’s Inc. Class A	50,252	3,166,881
Dollar General Corp.(a)	159,467	7,367,375
Dollar Tree Inc.(a)	186,505	17,622,858
DSW Inc. Class A	38,014	2,082,027
Dunkin’ Brands Group Inc.	41,463	1,248,451
Family Dollar Stores Inc.	197,067	12,470,400
Foot Locker Inc.	249,107	7,734,772
GameStop Corp. Class A(b)	227,854	4,976,331
Gap Inc. (The)	568,826	14,869,112

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iShares® Russell Midcap Index Fund

March 31, 2012

Security	Shares	Value
Guess? Inc.	104,639	3,269,969
J.C. Penney Co. Inc.	266,361	9,437,170
Limited Brands Inc.	402,808	19,334,784
Macy’s Inc.	687,056	27,296,735
Michael Kors Holdings Ltd.(a)	87,619	4,082,169
MSC Industrial Direct Co. Inc. Class A	71,297	5,937,614
Nordstrom Inc.	247,808	13,807,862
O’Reilly Automotive Inc.(a)	206,478	18,861,765
Orchard Supply Hardware Stores Corp. Class A(a)	4,175	86,214
Panera Bread Co. Class A(a)	46,711	7,516,734
PetSmart Inc.	182,332	10,433,037
PVH Corp.	96,166	8,590,509
RadioShack Corp.(b)	159,897	994,559
Ross Stores Inc.	378,204	21,973,652
Sally Beauty Holdings Inc.(a)	152,468	3,781,206
Sears Holdings Corp.(a)(b)	62,312	4,128,170
Signet Jewelers Ltd.	139,827	6,611,021
Staples Inc.	1,147,388	18,564,738
Tiffany & Co.	205,466	14,203,865
Tractor Supply Co.	116,204	10,523,434
Ulta Salon, Cosmetics & Fragrance Inc.	73,098	6,790,073
Urban Outfitters Inc.(a)	174,440	5,077,948
Wendy’s Co. (The)	482,890	2,419,279
Williams-Sonoma Inc.	169,014	6,334,645

		447,723,096

SAVINGS & LOANS – 0.56%
BankUnited Inc.	54,118	1,352,950
Capitol Federal Financial Inc.	268,696	3,186,735
First Niagara Financial Group Inc.	560,537	5,515,684
Hudson City Bancorp Inc.	762,200	5,571,682
New York Community Bancorp Inc.	704,114	9,794,226
People’s United Financial Inc.	606,210	8,026,220
TFS Financial Corp.(a)	128,782	1,223,429
Washington Federal Inc.	178,759	3,006,726

		37,677,652

SEMICONDUCTORS – 3.73%
Advanced Micro Devices Inc.(a)(b)	988,488	7,927,674
Altera Corp.	518,473	20,645,595
Analog Devices Inc.	482,119	19,477,608
Atmel Corp.(a)(b)	736,536	7,262,245
Avago Technologies Ltd.	308,242	12,012,191
Cree Inc.(a)(b)	176,226	5,574,028
Cypress Semiconductor Corp.(a)	247,953	3,875,505
Fairchild Semiconductor International Inc.(a)	204,956	3,012,853
First Solar Inc.(a)(b)	96,061	2,406,328
Freescale Semiconductor Holdings I Ltd.(a)(b)	70,284	1,081,671
International Rectifier Corp.(a)	112,345	2,591,799
Intersil Corp. Class A	202,625	2,269,400
KLA-Tencor Corp.	270,118	14,699,822
Lam Research Corp.(a)(b)	200,424	8,942,919
Linear Technology Corp.	366,796	12,361,025
LSI Corp.(a)	923,401	8,015,121
Marvell Technology Group Ltd.(a)	817,221	12,854,886
Maxim Integrated Products Inc.	475,167	13,585,024
MEMC Electronic Materials Inc.(a)(b)	372,590	1,345,050
Microchip Technology Inc.(b)	306,896	11,416,531
Micron Technology Inc.(a)	1,397,198	11,317,304
Novellus Systems Inc.(a)	112,124	5,596,109
NVIDIA Corp.(a)	965,714	14,862,338

Security	Shares	Value
ON Semiconductor Corp.(a)	716,414	6,454,890
PMC-Sierra Inc.(a)	376,234	2,720,172
QLogic Corp.(a)	158,834	2,820,892
Rovi Corp.(a)	181,717	5,914,888
Silicon Laboratories Inc.(a)(b)	67,169	2,888,267
Skyworks Solutions Inc.(a)	305,047	8,434,550
Teradyne Inc.(a)	297,825	5,030,264
Xilinx Inc.	427,347	15,568,251

		252,965,200

SHIPBUILDING – 0.05%
Huntington Ingalls Industries Inc.(a)	78,573	3,161,778

		3,161,778

SOFTWARE – 3.90%
Activision Blizzard Inc.	681,560	8,737,599
Akamai Technologies Inc.(a)	300,799	11,039,323
Allscripts Healthcare Solutions Inc.(a)	306,574	5,089,128
ANSYS Inc.(a)	147,808	9,610,476
Ariba Inc.(a)	155,483	5,085,849
Autodesk Inc.(a)	369,713	15,646,254
BMC Software Inc.(a)	264,156	10,608,505
Broadridge Financial Solutions Inc.	198,945	4,756,775
CA Inc.	617,299	17,012,760
Cerner Corp.(a)	228,677	17,416,040
Citrix Systems Inc.(a)	303,456	23,945,713
Compuware Corp.(a)	350,141	3,217,796
Dun & Bradstreet Corp. (The)	79,573	6,742,220
Electronic Arts Inc.(a)	535,229	8,820,574
Fidelity National Information Services Inc.	400,749	13,272,807
Fiserv Inc.(a)	231,059	16,033,184
Informatica Corp.(a)	170,295	9,008,606
Intuit Inc.	488,204	29,355,707
MSCI Inc. Class A(a)	193,416	7,119,643
Nuance Communications Inc.(a)	383,131	9,800,491
Red Hat Inc.(a)	310,548	18,598,720
Solera Holdings Inc.	113,973	5,230,221
VeriFone Systems Inc.(a)	164,227	8,518,455

		264,666,846

TELECOMMUNICATIONS – 2.20%
Acme Packet Inc.(a)(b)	86,266	2,374,040
Amdocs Ltd.(a)	281,245	8,881,717
Ciena Corp.(a)(b)	153,420	2,483,870
Clearwire Corp. Class A(a)	353,113	805,098
Crown Castle International Corp.(a)	468,748	25,003,018
EchoStar Corp. Class A(a)	61,122	1,719,973
Frontier Communications Corp.(b)	1,602,245	6,681,362
Harris Corp.	190,945	8,607,801
IPG Photonics Corp.(a)(b)	47,743	2,485,023
JDS Uniphase Corp.(a)	365,130	5,290,734
Level 3 Communications Inc.(a)(b)	254,169	6,539,768
MetroPCS Communications Inc.(a)	447,995	4,040,915
Motorola Mobility Holdings Inc.(a)	419,544	16,462,907
NeuStar Inc. Class A(a)	109,124	4,064,869
NII Holdings Inc.(a)	274,427	5,024,758
Polycom Inc.(a)	284,120	5,418,168
SBA Communications Corp. Class A(a)(b)	182,477	9,271,656
Telephone & Data Systems Inc.	157,898	3,655,339
Tellabs Inc.	584,614	2,367,687

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Index Fund

March 31, 2012

Security	Shares	Value
tw telecom inc.(a)(b)	242,802	5,380,492
United States Cellular Corp.(a)(b)	23,440	959,399
Virgin Media Inc.	448,804	11,211,124
Windstream Corp.	914,558	10,709,474

		149,439,192

TEXTILES – 0.19%
Cintas Corp.	181,695	7,107,908
Mohawk Industries Inc.(a)	91,348	6,075,556

		13,183,464

TOYS, GAMES & HOBBIES – 0.38%
Hasbro Inc.	185,713	6,819,381
Mattel Inc.	559,285	18,825,533

		25,644,914

TRANSPORTATION – 1.24%
Alexander & Baldwin Inc.	66,793	3,236,121
C.H. Robinson Worldwide Inc.	266,389	17,445,816
Con-way Inc.	89,256	2,910,638
Expeditors International of Washington Inc.	341,673	15,891,211
J.B. Hunt Transport Services Inc.	147,111	7,998,425
Kansas City Southern Industries Inc.(a)	176,752	12,671,351
Kirby Corp.(a)(b)	86,502	5,690,967
Landstar System Inc.	77,162	4,453,791
Ryder System Inc.	82,450	4,353,360
Teekay Corp.	67,586	2,348,613
Tidewater Inc.	83,503	4,510,832
UTi Worldwide Inc.	165,070	2,844,156

		84,355,281

TRUCKING & LEASING – 0.04%
GATX Corp.	74,482	3,001,625

		3,001,625

WATER – 0.21%
American Water Works Co. Inc.	281,970	9,595,439
Aqua America Inc.	222,502	4,959,570

		14,555,009

TOTAL COMMON STOCKS (Cost: $6,001,008,086)		6,774,592,044

SHORT-TERM INVESTMENTS – 6.95%

MONEY MARKET FUNDS – 6.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	432,379,743	432,379,743
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	33,506,018	33,506,018

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(c)(d)	5,401,600	5,401,600

		471,287,361

TOTAL SHORT-TERM INVESTMENTS (Cost: $471,287,361)		471,287,361

TOTAL INVESTMENTS IN SECURITIES – 106.81% (Cost: $6,472,295,447)		7,245,879,405

Other Assets, Less Liabilities – (6.81)%		(462,240,365)

NET ASSETS – 100.00%		$6,783,639,040

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments

iShares® Russell Midcap Growth Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 0.80%
Interpublic Group of Companies Inc. (The)	282,025	$3,217,905
Lamar Advertising Co. Class A(a)	28,470	922,713
Omnicom Group Inc.	457,996	23,197,497

		27,338,115

AEROSPACE & DEFENSE – 1.21%
Alliant Techsystems Inc.	3,494	175,119
BE Aerospace Inc.(a)	149,508	6,947,637
Goodrich Corp.	83,254	10,443,382
Rockwell Collins Inc.	238,181	13,709,698
Spirit AeroSystems Holdings Inc. Class A(a)	39,709	971,282
TransDigm Group Inc.(a)	81,429	9,426,221

		41,673,339

AGRICULTURE – 0.12%
Bunge Ltd.	61,813	4,230,482

		4,230,482

AIRLINES – 0.68%
Copa Holdings SA Class A	41,162	3,260,030
Delta Air Lines Inc.(a)	828,100	8,206,471
Southwest Airlines Co.	225,784	1,860,460
United Continental Holdings Inc.(a)(b)	460,072	9,891,548

		23,218,509

APPAREL – 0.93%
Deckers Outdoor Corp.(a)(b)	62,983	3,971,078
Hanesbrands Inc.(a)	156,821	4,632,492
Ralph Lauren Corp.	102,308	17,835,354
Under Armour Inc. Class A(a)(b)	59,200	5,564,800

		32,003,724

AUTO MANUFACTURERS – 0.17%
Navistar International Corp.(a)	60,511	2,447,670
Tesla Motors Inc.(a)(b)	88,055	3,279,168

		5,726,838

AUTO PARTS & EQUIPMENT – 0.84%
BorgWarner Inc.(a)	178,325	15,039,931
Delphi Automotive PLC(a)	77,074	2,435,538
Goodyear Tire & Rubber Co. (The)(a)	398,176	4,467,535
Visteon Corp.(a)	4,431	234,843
WABCO Holdings Inc.(a)	109,817	6,641,732

		28,819,579

BEVERAGES – 1.77%
Brown-Forman Corp. Class B NVS	142,542	11,886,577
Coca-Cola Enterprises Inc.	377,714	10,802,621
Dr Pepper Snapple Group Inc.	360,378	14,490,799
Green Mountain Coffee Roasters Inc.(a)(b)	200,288	9,381,490
Monster Beverage Corp.(a)	227,941	14,152,857

		60,714,344

Security	Shares	Value
BIOTECHNOLOGY – 2.52%
Alexion Pharmaceuticals Inc.(a)	299,500	27,811,570
Amylin Pharmaceuticals Inc.(a)(b)	235,001	5,865,625
Charles River Laboratories International Inc.(a)	79,648	2,874,496
Dendreon Corp.(a)(b)	250,578	2,669,908
Human Genome Sciences Inc.(a)(b)	308,834	2,544,792
Illumina Inc.(a)(b)	200,605	10,553,829
Life Technologies Corp.(a)	25,411	1,240,565
Myriad Genetics Inc.(a)	139,551	3,301,777
Regeneron Pharmaceuticals Inc.(a)(b)	118,674	13,839,762
United Therapeutics Corp.(a)	77,846	3,668,882
Vertex Pharmaceuticals Inc.(a)	297,261	12,190,674

		86,561,880

BUILDING MATERIALS – 0.42%
Armstrong World Industries Inc.	3,285	160,209
Lennox International Inc.	86,883	3,501,385
Martin Marietta Materials Inc.	34,836	2,983,007
Masco Corp.	583,733	7,804,510

		14,449,111

CHEMICALS – 5.50%
Airgas Inc.	127,890	11,378,373
Albemarle Corp.	149,384	9,548,625
Celanese Corp. Series A	254,689	11,761,538
CF Industries Holdings Inc.	88,933	16,243,612
Eastman Chemical Co.	231,781	11,980,760
Ecolab Inc.	488,781	30,167,563
FMC Corp.	116,971	12,382,550
Huntsman Corp.	61,522	861,923
International Flavors & Fragrances Inc.	130,963	7,674,432
Intrepid Potash Inc.(a)(b)	85,418	2,078,220
Kronos Worldwide Inc.(b)	35,524	885,969
PPG Industries Inc.	257,658	24,683,636
Rockwood Holdings Inc.(a)	105,708	5,512,672
Sherwin-Williams Co. (The)	146,183	15,885,707
Sigma-Aldrich Corp.	198,376	14,493,351
Solutia Inc.	198,887	5,556,903
Valspar Corp. (The)	20,063	968,842
W.R. Grace & Co.(a)	107,696	6,224,829
Westlake Chemical Corp.	6,638	430,076

		188,719,581

COAL – 1.02%
Alpha Natural Resources Inc.(a)	207,751	3,159,893
Arch Coal Inc.	37,155	397,930
CONSOL Energy Inc.	369,582	12,602,746
Peabody Energy Corp.	440,702	12,762,730
Walter Energy Inc.	101,420	6,005,078

		34,928,377

COMMERCIAL SERVICES – 4.19%
Aaron’s Inc.	89,275	2,312,223
Alliance Data Systems Corp.(a)(b)	83,171	10,476,219

86	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Growth Index Fund

March 31, 2012

Security	Shares	Value
Apollo Group Inc. Class A(a)	181,119	6,998,438
Booz Allen Hamilton Holding Corp.	17,397	296,271
DeVry Inc.	91,056	3,084,067
Equifax Inc.	10,862	480,752
FleetCor Technologies Inc.(a)	24,294	941,878
Gartner Inc.(a)(b)	158,433	6,755,583
Genpact Ltd.(a)(b)	159,574	2,601,056
Global Payments Inc.	130,433	6,191,655
Green Dot Corp. Class A(a)(b)	30,386	805,837
H&R Block Inc.	292,499	4,817,459
Hertz Global Holdings Inc.(a)(b)	398,312	5,990,612
Iron Mountain Inc.	250,302	7,208,698
ITT Educational Services Inc.(a)(b)	40,325	2,667,096
KAR Auction Services Inc.(a)	8,999	145,874
Lender Processing Services Inc.	140,853	3,662,178
Moody’s Corp.	324,470	13,660,187
Morningstar Inc.	39,764	2,507,120
Paychex Inc.	484,166	15,004,304
Robert Half International Inc.	239,181	7,247,184
SAIC Inc.(a)	150,867	1,991,444
SEI Investments Co.	236,946	4,902,413
Towers Watson & Co. Class A	19,270	1,273,169
Verisk Analytics Inc. Class A(a)	162,990	7,655,640
VistaPrint NV(a)(b)	60,305	2,330,788
Weight Watchers International Inc.(b)	47,102	3,635,803
Western Union Co.	1,030,071	18,129,250

		143,773,198

COMPUTERS – 1.66%
Cadence Design Systems Inc.(a)	438,128	5,187,435
DST Systems Inc.	7,930	430,044
Fortinet Inc.(a)	194,937	5,390,008
Fusion-io Inc.(a)	15,515	440,781
IHS Inc. Class A(a)	80,509	7,539,668
MICROS Systems Inc.(a)	132,118	7,304,804
NCR Corp.(a)	203,120	4,409,735
Riverbed Technology Inc.(a)(b)	249,861	7,016,097
Synopsys Inc.(a)	16,842	516,376
Teradata Corp.(a)	275,006	18,741,659

		56,976,607

COSMETICS & PERSONAL CARE – 0.40%
Avon Products Inc.	700,246	13,556,762

		13,556,762

DISTRIBUTION & WHOLESALE – 2.11%
Arrow Electronics Inc.(a)	26,801	1,124,838
Fastenal Co.	480,381	25,988,612
Fossil Inc.(a)	85,309	11,259,082
Genuine Parts Co.	69,773	4,378,256
LKQ Corp.(a)	237,640	7,407,239
W.W. Grainger Inc.	92,766	19,927,064
WESCO International Inc.(a)(b)	33,313	2,175,672

		72,260,763

DIVERSIFIED FINANCIAL SERVICES – 2.61%
Affiliated Managers Group Inc.(a)	60,497	6,764,170
CBOE Holdings Inc.	86,131	2,447,843
Discover Financial Services	88,301	2,943,955

Security	Shares	Value
Eaton Vance Corp.	193,406	5,527,543
Federated Investors Inc. Class B(b)	119,750	2,683,598
Greenhill & Co. Inc.	48,367	2,110,736
IntercontinentalExchange Inc.(a)	119,768	16,458,519
Lazard Ltd. Class A	180,657	5,159,564
LPL Investment Holdings Inc.(a)(b)	46,937	1,780,790
NASDAQ OMX Group Inc. (The)(a)	24,806	642,475
NYSE Euronext Inc.	131,774	3,954,538
T. Rowe Price Group Inc.	423,179	27,633,589
TD Ameritrade Holding Corp.	356,899	7,045,186
Waddell & Reed Financial Inc. Class A	140,384	4,549,845

		89,702,351

ELECTRIC – 0.21%
ITC Holdings Corp.	83,123	6,395,484
National Fuel Gas Co.	19,659	945,991

		7,341,475

ELECTRICAL COMPONENTS & EQUIPMENT – 0.41%
AMETEK Inc.	262,235	12,721,020
General Cable Corp.(a)(b)	44,079	1,281,817
GrafTech International Ltd.(a)	10,710	127,877

		14,130,714

ELECTRONICS – 2.94%
Agilent Technologies Inc.	566,953	25,235,078
Amphenol Corp. Class A	269,937	16,134,135
FLIR Systems Inc.	260,020	6,581,106
Garmin Ltd.	12,141	570,020
Gentex Corp.	232,531	5,697,010
Jabil Circuit Inc.	258,803	6,501,131
Mettler-Toledo International Inc.(a)	52,367	9,674,803
National Instruments Corp.	147,523	4,207,356
Thomas & Betts Corp.(a)	20,724	1,490,263
Trimble Navigation Ltd.(a)(b)	199,784	10,872,245
Waters Corp.(a)	149,191	13,824,038

		100,787,185

ENGINEERING & CONSTRUCTION – 0.81%
AECOM Technology Corp.(a)	86,912	1,944,221
Chicago Bridge & Iron Co. NV	94,113	4,064,741
Fluor Corp.	283,928	17,047,037
KBR Inc.	16,309	579,785
McDermott International Inc.(a)	335,296	4,295,142

		27,930,926

ENTERTAINMENT – 0.36%
Bally Technologies Inc.(a)	65,590	3,066,332
Dolby Laboratories Inc. Class A(a)	86,454	3,290,439
International Game Technology	250,445	4,204,972
Marriott Vacations Worldwide Corp.(a)(b)	42,301	1,206,002
Regal Entertainment Group Class A	44,327	602,847

		12,370,592

ENVIRONMENTAL CONTROL – 0.51%
Covanta Holding Corp.	11,628	188,722
Stericycle Inc.(a)	139,966	11,706,756
Waste Connections Inc.	175,879	5,721,344

		17,616,822

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iShares® Russell Midcap Growth Index Fund

March 31, 2012

Security	Shares	Value
FOOD – 2.81%
Campbell Soup Co.	218,840	7,407,734
ConAgra Foods Inc.	84,264	2,212,773
Corn Products International Inc.	100,314	5,783,102
Flowers Foods Inc.	182,275	3,712,942
H.J. Heinz Co.	306,143	16,393,958
Hershey Co. (The)	184,835	11,335,930
Hormel Foods Corp.	118,938	3,511,050
McCormick & Co. Inc. NVS	147,619	8,034,902
Sara Lee Corp.	791,168	17,033,847
Whole Foods Market Inc.	251,915	20,959,328

		96,385,566

FOREST PRODUCTS & PAPER – 0.15%
International Paper Co.	151,063	5,302,311

		5,302,311

HAND & MACHINE TOOLS – 0.16%
Kennametal Inc.	15,738	700,813
Lincoln Electric Holdings Inc.	84,174	3,814,766
Snap-on Inc.	17,359	1,058,378

		5,573,957

HEALTH CARE – PRODUCTS – 3.84%
Bruker Corp.(a)	137,436	2,104,145
C.R. Bard Inc.	139,442	13,765,714
CareFusion Corp.(a)	113,962	2,955,035
Cooper Companies Inc. (The)	20,461	1,671,868
Edwards Lifesciences Corp.(a)	186,673	13,576,727
Gen-Probe Inc.(a)	73,175	4,859,552
Henry Schein Inc.(a)	79,404	6,009,295
Hill-Rom Holdings Inc.	93,072	3,109,536
Hospira Inc.(a)(b)	229,319	8,574,238
IDEXX Laboratories Inc.(a)	93,425	8,170,016
Intuitive Surgical Inc.(a)	64,007	34,675,792
ResMed Inc.(a)(b)	234,785	7,257,204
Sirona Dental Systems Inc.(a)	90,612	4,670,143
TECHNE Corp.	60,634	4,250,443
Thoratec Corp.(a)	92,965	3,133,850
Varian Medical Systems Inc.(a)	190,750	13,154,120

		131,937,678

HEALTH CARE – SERVICES – 2.11%
AMERIGROUP Corp.(a)	47,592	3,201,990
Brookdale Senior Living Inc.(a)	138,587	2,594,349
Covance Inc.(a)	98,814	4,706,511
DaVita Inc.(a)	155,468	14,018,549
Health Management Associates Inc. Class A(a)	414,201	2,783,431
Laboratory Corp. of America Holdings(a)(b)	163,167	14,936,307
Lincare Holdings Inc.	144,604	3,742,351
MEDNAX Inc.(a)(b)	78,485	5,836,929
Quest Diagnostics Inc.	235,186	14,381,624
Universal Health Services Inc. Class B	147,140	6,166,637

		72,574,717

Security	Shares	Value
HOME FURNISHINGS – 0.36%
Harman International Industries Inc.	74,887	3,505,461
Tempur-Pedic International Inc.(a)(b)	103,947	8,776,245

		12,281,706

HOUSEHOLD PRODUCTS & WARES – 0.49%
Avery Dennison Corp.	10,444	314,678
Church & Dwight Co. Inc.	134,868	6,634,157
Clorox Co. (The)	12,418	853,738
Scotts Miracle-Gro Co. (The) Class A	59,828	3,240,284
Tupperware Brands Corp.	93,316	5,925,566

		16,968,423

HOUSEWARES – 0.10%
Toro Co. (The)	50,488	3,590,202

		3,590,202

INSURANCE – 0.12%
Erie Indemnity Co. Class A	45,101	3,515,172
Validus Holdings Ltd.	17,690	547,505

		4,062,677

INTERNET – 2.38%
Equinix Inc.(a)(b)	76,361	12,023,039
Expedia Inc.	92,820	3,103,901
F5 Networks Inc.(a)	132,145	17,834,289
Groupon Inc.(a)(b)	52,068	957,010
HomeAway Inc.(a)	8,398	213,057
LinkedIn Corp.(a)	15,684	1,599,611
Netflix Inc.(a)	90,194	10,375,918
Pandora Media Inc.(a)(b)	14,326	146,269
Rackspace Hosting Inc.(a)(b)	167,967	9,706,813
TIBCO Software Inc.(a)	270,484	8,249,762
TripAdvisor Inc.(a)(b)	92,916	3,314,314
VeriSign Inc.	259,150	9,935,811
WebMD Health Corp.(a)(b)	95,802	2,450,615
Zynga Inc. Class A(a)	146,726	1,929,447

		81,839,856

IRON & STEEL – 0.96%
AK Steel Holding Corp.	34,949	264,215
Allegheny Technologies Inc.	172,777	7,113,229
Carpenter Technology Corp.	71,718	3,745,831
Cliffs Natural Resources Inc.	237,835	16,472,452
Reliance Steel & Aluminum Co.	17,664	997,663
Schnitzer Steel Industries Inc. Class A	10,534	420,254
Steel Dynamics Inc.	260,021	3,780,705

		32,794,349

LEISURE TIME – 0.88%
Harley-Davidson Inc.	384,929	18,892,315
Polaris Industries Inc.	105,498	7,611,681
Royal Caribbean Cruises Ltd.	123,076	3,622,127

		30,126,123

88	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Growth Index Fund

March 31, 2012

Security	Shares	Value
LODGING – 1.43%
Choice Hotels International Inc.	3,754	140,174
Hyatt Hotels Corp. Class A(a)	3,558	151,998
Marriott International Inc. Class A	422,501	15,991,663
MGM Resorts International(a)	127,428	1,735,569
Starwood Hotels & Resorts Worldwide Inc.	317,811	17,927,718
Wynn Resorts Ltd.	103,904	12,975,532

		48,922,654

MACHINERY – 2.76%
Babcock & Wilcox Co. (The)(a)	191,609	4,933,932
Flowserve Corp.	82,770	9,560,763
Gardner Denver Inc.	85,134	5,365,145
Graco Inc.	98,604	5,231,928
IDEX Corp.	121,012	5,098,235
Joy Global Inc.	170,883	12,559,900
Manitowoc Co. Inc. (The)	215,371	2,985,042
Nordson Corp.	93,712	5,108,241
Rockwell Automation Inc.	235,104	18,737,789
Roper Industries Inc.	156,174	15,486,214
Wabtec Corp.	78,548	5,920,163
Zebra Technologies Corp. Class A(a)	89,295	3,677,168

		94,664,520

MANUFACTURING – 2.67%
Carlisle Companies Inc.	8,404	419,528
Cooper Industries PLC	175,932	11,250,851
Donaldson Co. Inc.	248,611	8,882,871
Dover Corp.	236,375	14,877,442
Eaton Corp.	210,677	10,498,035
Harsco Corp.	11,199	262,729
Ingersoll-Rand PLC	403,250	16,674,387
Leggett & Platt Inc.	174,477	4,014,716
Pall Corp.	189,306	11,288,317
Parker Hannifin Corp.	101,512	8,582,840
Polypore International Inc.(a)(b)	63,555	2,234,594
SPX Corp.	22,729	1,762,179
Textron Inc.	26,478	736,883

		91,485,372

MEDIA – 3.53%
AMC Networks Inc. Class A(a)	88,724	3,959,752
Cablevision NY Group Class A	353,196	5,184,917
Charter Communications Inc. Class A(a)	82,861	5,257,531
Discovery Communications Inc. Series A(a)	430,546	21,785,628
DISH Network Corp. Class A	244,868	8,063,503
FactSet Research Systems Inc.	75,195	7,447,313
John Wiley & Sons Inc. Class A	75,918	3,612,938
Liberty Global Inc. Series A(a)	451,564	22,614,325
McGraw-Hill Companies Inc. (The)	372,747	18,067,047
Nielsen Holdings NV(a)	113,408	3,418,117
Scripps Networks Interactive Inc. Class A	144,773	7,048,997
Sirius XM Radio Inc.(a)(b)	6,425,724	14,843,422

		121,303,490

Security	Shares	Value
METAL FABRICATE & HARDWARE - 0.30%
Timken Co. (The)	120,150	6,096,411
Valmont Industries Inc.	37,112	4,357,320

		10,453,731

MINING – 0.55%
Allied Nevada Gold Corp.(a)(b)	145,204	4,723,486
Compass Minerals International Inc.	53,710	3,853,155
Molycorp Inc.(a)(b)	91,214	3,085,770
Royal Gold Inc.	95,762	6,245,598
Titanium Metals Corp.	74,175	1,005,813

		18,913,822

OIL & GAS – 4.80%
Atwood Oceanics Inc.(a)	26,434	1,186,622
Cabot Oil & Gas Corp.	340,625	10,617,281
Cimarex Energy Co.	37,146	2,803,409
Cobalt International Energy Inc.(a)	179,583	5,392,878
Concho Resources Inc.(a)	168,413	17,191,599
Continental Resources Inc.(a)	68,127	5,846,659
Denbury Resources Inc.(a)	545,405	9,942,733
Diamond Offshore Drilling Inc.	53,081	3,543,157
EQT Corp.	86,030	4,147,506
EXCO Resources Inc.(b)	222,902	1,477,840
Forest Oil Corp.(a)	145,809	1,767,205
Helmerich & Payne Inc.	143,890	7,762,866
HollyFrontier Corp.	310,914	9,995,885
Kosmos Energy Ltd.(a)(b)	45,754	605,783
Laredo Petroleum Holdings Inc.(a)	20,821	488,044
Murphy Oil Corp.	48,091	2,706,081
Newfield Exploration Co.(a)	126,378	4,382,789
Noble Energy Inc.	57,831	5,654,715
Patterson-UTI Energy Inc.	28,277	488,909
Pioneer Natural Resources Co.	162,858	18,173,324
QEP Resources Inc.	225,909	6,890,225
Quicksilver Resources Inc.(a)(b)	12,863	64,830
Range Resources Corp.	261,732	15,217,098
Rowan Companies Inc.(a)	34,253	1,127,951
SandRidge Energy Inc.(a)(b)	668,475	5,234,159
SM Energy Co.	83,714	5,924,440
Ultra Petroleum Corp.(a)(b)	249,068	5,636,409
Whiting Petroleum Corp.(a)	191,216	10,383,029

		164,653,426

OIL & GAS SERVICES – 2.24%
Cameron International Corp.(a)(b)	294,080	15,536,246
CARBO Ceramics Inc.(b)	31,326	3,303,327
Core Laboratories NV	74,312	9,777,230
Dresser-Rand Group Inc.(a)(b)	122,557	5,685,419
FMC Technologies Inc.(a)	391,536	19,741,245
Oceaneering International Inc.	176,822	9,528,938
Oil States International Inc.(a)	70,107	5,472,553
RPC Inc.(b)	105,417	1,118,474
Superior Energy Services Inc.(a)	251,040	6,617,414

		76,780,846

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iShares® Russell Midcap Growth Index Fund

March 31, 2012

Security	Shares	Value
PACKAGING & CONTAINERS – 1.05%
Ball Corp.	254,479	10,912,060
Crown Holdings Inc.(a)	254,057	9,356,919
Packaging Corp. of America	149,727	4,430,422
Rock-Tenn Co. Class A	112,789	7,620,025
Silgan Holdings Inc.	80,360	3,551,912

		35,871,338

PHARMACEUTICALS – 3.29%
AmerisourceBergen Corp.	420,815	16,697,939
BioMarin Pharmaceutical Inc.(a)(b)	180,682	6,188,359
Catalyst Health Solutions Inc.(a)	69,408	4,423,372
DENTSPLY International Inc.	93,787	3,763,672
Endo Pharmaceuticals Holdings Inc.(a)	189,842	7,352,581
Herbalife Ltd.	194,104	13,358,237
Mead Johnson Nutrition Co. Class A	60,942	5,026,496
Mylan Inc.(a)	647,350	15,180,358
Patterson Companies Inc.	60,143	2,008,776
Perrigo Co.	135,112	13,958,421
SXC Health Solutions Corp.(a)	100,766	7,553,419
Warner Chilcott PLC Class A(a)	252,249	4,240,306
Watson Pharmaceuticals Inc.(a)	194,471	13,041,225

		112,793,161

PIPELINES – 1.05%
El Paso Corp.	1,178,867	34,835,520
ONEOK Inc.	13,112	1,070,726

		35,906,246

REAL ESTATE – 0.41%
CBRE Group Inc. Class A(a)	475,988	9,500,720
Jones Lang LaSalle Inc.	54,276	4,521,734

		14,022,454

REAL ESTATE INVESTMENT TRUSTS – 2.95%
Apartment Investment and Management Co. Class A(b)	132,376	3,496,050
Boston Properties Inc.	194,744	20,446,173
Camden Property Trust	92,672	6,093,184
Corporate Office Properties Trust	36,587	849,184
Digital Realty Trust Inc.(b)	174,789	12,929,142
Equity Residential	34,901	2,185,501
Essex Property Trust Inc.(b)	31,645	4,794,534
Federal Realty Investment Trust	76,655	7,419,437
Macerich Co. (The)(b)	76,348	4,409,097
Plum Creek Timber Co. Inc.(b)	159,101	6,612,238
Rayonier Inc.	198,274	8,741,901
UDR Inc.	27,207	726,699
Ventas Inc.	250,534	14,305,491
Vornado Realty Trust	33,002	2,778,768
Weyerhaeuser Co.	254,494	5,578,509

		101,365,908

RETAIL – 9.00%
Abercrombie & Fitch Co. Class A	122,858	6,094,985
Advance Auto Parts Inc.	120,198	10,645,937
AutoNation Inc.(a)(b)	27,723	951,176
AutoZone Inc.(a)	41,175	15,308,865
Bed Bath & Beyond Inc.(a)	405,874	26,694,333
Big Lots Inc.(a)	36,956	1,589,847
Brinker International Inc.	121,337	3,342,834

Security	Shares	Value
CarMax Inc.(a)	60,651	2,101,557
Chico’s FAS Inc.	191,941	2,898,309
Chipotle Mexican Grill Inc.(a)	50,699	21,192,182
Copart Inc.(a)	182,660	4,761,946
Darden Restaurants Inc.	209,388	10,712,290
Dick’s Sporting Goods Inc.	153,460	7,378,357
Dollar General Corp.(a)	161,377	7,455,617
Dollar Tree Inc.(a)	188,420	17,803,806
DSW Inc. Class A	35,617	1,950,743
Dunkin’ Brands Group Inc.	36,232	1,090,946
Family Dollar Stores Inc.	199,385	12,617,083
Guess? Inc.	105,865	3,308,281
Limited Brands Inc.	406,314	19,503,072
Macy’s Inc.	85,962	3,415,270
Michael Kors Holdings Ltd.(a)	70,370	3,278,538
MSC Industrial Direct Co. Inc. Class A	72,158	6,009,318
Nordstrom Inc.	250,779	13,973,406
O’Reilly Automotive Inc.(a)	209,070	19,098,545
Panera Bread Co. Class A(a)	47,257	7,604,596
PetSmart Inc.	184,738	10,570,708
PVH Corp.	14,539	1,298,769
Ross Stores Inc.	382,889	22,245,851
Sally Beauty Holdings Inc.(a)	143,036	3,547,293
Tiffany & Co.	207,973	14,377,174
Tractor Supply Co.	117,701	10,659,003
Ulta Salon, Cosmetics & Fragrance Inc.	73,904	6,864,943
Urban Outfitters Inc.(a)	176,536	5,138,963
Williams-Sonoma Inc.	89,352	3,348,913

		308,833,456

SAVINGS & LOANS – 0.06%
Hudson City Bancorp Inc.	79,146	578,557
People’s United Financial Inc.	114,406	1,514,736

		2,093,293

SEMICONDUCTORS – 5.68%
Advanced Micro Devices Inc.(a)(b)	1,001,161	8,029,311
Altera Corp.	524,960	20,903,907
Analog Devices Inc.	488,157	19,721,543
Atmel Corp.(a)(b)	697,422	6,876,581
Avago Technologies Ltd.	311,917	12,155,406
Cree Inc.(a)	10,189	322,278
Cypress Semiconductor Corp.(a)	251,372	3,928,944
First Solar Inc.(a)(b)	96,980	2,429,349
Freescale Semiconductor Holdings I Ltd.(a)	44,545	685,548
Intersil Corp. Class A	102,243	1,145,122
KLA-Tencor Corp.	211,591	11,514,782
Lam Research Corp.(a)(b)	202,819	9,049,784
Linear Technology Corp.	371,346	12,514,360
LSI Corp.(a)	281,199	2,440,807
Maxim Integrated Products Inc.	480,845	13,747,359
MEMC Electronic Materials Inc.(a)(b)	225,289	813,293
Microchip Technology Inc.(b)	310,544	11,552,237
NVIDIA Corp.(a)	977,427	15,042,602
ON Semiconductor Corp.(a)	724,900	6,531,349
PMC-Sierra Inc.(a)	20,982	151,700
QLogic Corp.(a)	131,549	2,336,310
Rovi Corp.(a)	183,968	5,988,158
Silicon Laboratories Inc.(a)	60,909	2,619,087
Skyworks Solutions Inc.(a)	308,206	8,521,896
Xilinx Inc.	432,622	15,760,419

		194,782,132

90	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Growth Index Fund

March 31, 2012

Security	Shares	Value
SOFTWARE – 6.46%
Akamai Technologies Inc.(a)	276,805	10,158,743
Allscripts Healthcare Solutions Inc.(a)	250,483	4,158,018
ANSYS Inc.(a)	149,573	9,725,236
Ariba Inc.(a)	156,980	5,134,816
Autodesk Inc.(a)	374,278	15,839,445
BMC Software Inc.(a)	267,695	10,750,631
Broadridge Financial Solutions Inc.	189,227	4,524,418
Cerner Corp.(a)	231,569	17,636,295
Citrix Systems Inc.(a)	306,277	24,168,318
Compuware Corp.(a)	261,453	2,402,753
Dun & Bradstreet Corp. (The)	80,552	6,825,171
Electronic Arts Inc.(a)	541,620	8,925,898
Fiserv Inc.(a)	187,232	12,992,028
Informatica Corp.(a)	172,331	9,116,310
Intuit Inc.	492,958	29,641,564
MSCI Inc. Class A(a)	195,681	7,203,018
Nuance Communications Inc.(a)(b)	388,122	9,928,161
Red Hat Inc.(a)	314,415	18,830,314
Solera Holdings Inc.	114,886	5,272,119
VeriFone Systems Inc.(a)(b)	166,163	8,618,875

		221,852,131

TELECOMMUNICATIONS – 2.67%
Acme Packet Inc.(a)	87,019	2,394,763
Ciena Corp.(a)(b)	154,266	2,497,567
Clearwire Corp. Class A(a)	309,989	706,775
Crown Castle International Corp.(a)	473,163	25,238,514
Harris Corp.	51,781	2,334,287
IPG Photonics Corp.(a)(b)	48,305	2,514,275
JDS Uniphase Corp.(a)	369,063	5,347,723
Level 3 Communications Inc.(a)	36,202	931,477
MetroPCS Communications Inc.(a)	452,673	4,083,110
NeuStar Inc. Class A(a)	109,810	4,090,423
NII Holdings Inc.(a)	243,299	4,454,805
Polycom Inc.(a)	287,273	5,478,296
SBA Communications Corp. Class A(a)(b)	184,655	9,382,321
tw telecom inc.(a)	209,333	4,638,819
Virgin Media Inc.(b)	454,868	11,362,603
Windstream Corp.	527,814	6,180,702

		91,636,460

TOYS, GAMES & HOBBIES – 0.61%
Hasbro Inc.	187,926	6,900,642
Mattel Inc.	420,474	14,153,155

		21,053,797

TRANSPORTATION – 1.84%
C.H. Robinson Worldwide Inc.	269,734	17,664,880
Con-way Inc.	8,296	270,532
Expeditors International of Washington Inc.	345,918	16,088,646
J.B. Hunt Transport Services Inc.	148,835	8,092,159
Kansas City Southern Industries Inc.(a)	134,090	9,612,912
Kirby Corp.(a)(b)	61,996	4,078,717
Landstar System Inc.	78,062	4,505,739
Tidewater Inc.	5,233	282,687
UTi Worldwide Inc.	151,389	2,608,432

		63,204,704

Security	Shares	Value
WATER – 0.02%
Aqua America Inc.	23,678	527,783

		527,783

TOTAL COMMON STOCKS (Cost: $3,016,551,949)		3,429,389,563

SHORT-TERM INVESTMENTS – 7.29%

MONEY MARKET FUNDS – 7.29%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.25%(c)(d)(e)	229,549,686	229,549,686
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%(c)(d)(e)	17,788,289	17,788,289
BlackRock Cash Funds: Treasury, SL Agency Shares 0.04%(c)(d)	2,761,377	2,761,377

		250,099,352

TOTAL SHORT-TERM INVESTMENTS (Cost: $250,099,352)		250,099,352

TOTAL INVESTMENTS IN SECURITIES – 107.21% (Cost: $3,266,651,301)		3,679,488,915

Other Assets, Less Liabilities – (7.21)%		(247,508,373)

NET ASSETS – 100.00%		$3,431,980,542

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	91

Schedule of Investments

iShares® Russell Midcap Value Index Fund

March 31, 2012

Security	Shares	Value
COMMON STOCKS – 99.81%

ADVERTISING – 0.24%
Clear Channel Outdoor Holdings Inc. Class A(a)	63,420	$506,092
Interpublic Group of Companies Inc. (The)	443,442	5,059,673
Lamar Advertising Co. Class A(a)	62,326	2,019,986

		7,585,751

AEROSPACE & DEFENSE – 1.08%
Alliant Techsystems Inc.	48,332	2,422,400
BE Aerospace Inc.(a)	8,031	373,201
Exelis Inc.	281,322	3,522,151
Goodrich Corp.	113,014	14,176,476
L-3 Communications Holdings Inc.	153,066	10,832,481
Spirit AeroSystems Holdings Inc. Class A(a)(b)	143,107	3,500,397

		34,827,106

AGRICULTURE – 1.19%
Bunge Ltd.(b)	167,632	11,472,734
Lorillard Inc.	206,518	26,739,951

		38,212,685

AIRLINES – 0.49%
Copa Holdings SA Class A	10,589	838,649
Delta Air Lines Inc.(a)	518,280	5,136,155
Southwest Airlines Co.	999,598	8,236,688
United Continental Holdings Inc.(a)	75,829	1,630,323

		15,841,815

APPAREL – 0.60%
VF Corp.	133,061	19,424,245

		19,424,245

AUTO MANUFACTURERS – 0.16%
Navistar International Corp.(a)(b)	48,119	1,946,414
Oshkosh Corp.(a)	139,120	3,223,410

		5,169,824

AUTO PARTS & EQUIPMENT – 0.98%
Autoliv Inc.	136,622	9,160,505
Delphi Automotive PLC(a)	100,058	3,161,833
Federal-Mogul Corp. Class A(a)	29,442	506,697
Lear Corp.	160,614	7,466,945
TRW Automotive Holdings Corp.(a)	155,595	7,227,387
Visteon Corp.(a)	73,661	3,904,033

		31,427,400

BANKS – 5.92%
Associated Banc-Corp	264,755	3,695,980
Bank of Hawaii Corp.	72,852	3,522,394
BOK Financial Corp.	38,966	2,193,007
CapitalSource Inc.	371,467	2,451,682

Security	Shares	Value
CIT Group Inc.(a)	307,184	12,668,268
City National Corp.	71,167	3,734,133
Comerica Inc.	307,851	9,962,058
Commerce Bancshares Inc.	119,331	4,835,292
Cullen/Frost Bankers Inc.	81,921	4,766,983
East West Bancorp Inc.	228,464	5,275,234
Fifth Third Bancorp	1,405,648	19,749,355
First Citizens BancShares Inc. Class A	8,325	1,520,894
First Horizon National Corp.	402,831	4,181,386
First Republic Bank(a)	112,177	3,695,110
Fulton Financial Corp.	306,881	3,222,251
Huntington Bancshares Inc.	1,324,267	8,541,522
KeyCorp	1,456,700	12,381,950
M&T Bank Corp.	192,081	16,687,997
Northern Trust Corp.	332,414	15,773,044
Popular Inc.(a)	1,566,993	3,212,336
Regions Financial Corp.	2,153,636	14,192,461
SunTrust Banks Inc.	821,513	19,855,969
Synovus Financial Corp.	1,072,698	2,199,031
TCF Financial Corp.	242,216	2,879,948
Valley National Bancorp(b)	282,418	3,657,313
Zions Bancorp	282,320	6,058,587

		190,914,185

BEVERAGES – 1.06%
Beam Inc.	236,108	13,828,846
Brown-Forman Corp. Class B NVS	22,982	1,916,469
Coca-Cola Enterprises Inc.	107,949	3,087,341
Constellation Brands Inc. Class A(a)	260,079	6,135,264
Molson Coors Brewing Co. Class B NVS	205,670	9,306,567

		34,274,487

BIOTECHNOLOGY – 0.52%
Bio-Rad Laboratories Inc. Class A(a)	30,257	3,137,348
Life Technologies Corp.(a)	250,040	12,206,953
Vertex Pharmaceuticals Inc.(a)	36,212	1,485,054

		16,829,355

BUILDING MATERIALS – 0.52%
Armstrong World Industries Inc.	29,113	1,419,841
Fortune Brands Home & Security Inc.(a)	236,879	5,227,920
Martin Marietta Materials Inc.	36,989	3,167,368
Owens Corning(a)	191,277	6,891,710

		16,706,839

CHEMICALS – 1.12%
Ashland Inc.	121,448	7,415,615
Cabot Corp.	100,043	4,269,835
CF Industries Holdings Inc.	16,428	3,000,574
Cytec Industries Inc.	70,283	4,272,504
Huntsman Corp.	237,550	3,328,075
Rockwood Holdings Inc.(a)	5,351	279,055
RPM International Inc.	200,390	5,248,214
Valspar Corp. (The)	128,004	6,181,313
W.R. Grace & Co.(a)	11,035	637,823
Westlake Chemical Corp.	24,319	1,575,628

		36,208,636

92	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Value Index Fund

March 31, 2012

Security	Shares	Value
COAL – 0.17%
Alpha Natural Resources Inc.(a)	152,021	2,312,239
Arch Coal Inc.	288,445	3,089,246

		5,401,485

COMMERCIAL SERVICES – 1.90%
Aaron’s Inc.	31,181	807,588
Booz Allen Hamilton Holding Corp.	18,412	313,556
Career Education Corp.(a)(b)	82,544	665,305
CoreLogic Inc.(a)	147,778	2,411,737
Corrections Corp. of America(a)	151,725	4,143,610
DeVry Inc.	19,330	654,707
Education Management Corp.(a)(b)	58,417	799,729
Equifax Inc.	178,849	7,915,857
Genpact Ltd.(a)	42,644	695,097
H&R Block Inc.	192,180	3,165,205
KAR Auction Services Inc.(a)	34,740	563,135
Manpower Inc.	126,152	5,975,820
Monster Worldwide Inc.(a)(b)	197,378	1,924,436
Paychex Inc.	39,793	1,233,185
Quanta Services Inc.(a)	331,125	6,920,512
R.R. Donnelley & Sons Co.(b)	286,265	3,546,823
SAIC Inc.(a)	298,441	3,939,421
Service Corp. International	337,843	3,804,112
Total System Services Inc.	248,684	5,737,140
Towers Watson & Co. Class A	69,953	4,621,795
Verisk Analytics Inc. Class A(a)	29,141	1,368,753

		61,207,523

COMPUTERS – 1.92%
Brocade Communications Systems Inc.(a)	720,560	4,143,220
Computer Sciences Corp.	236,816	7,090,271
Diebold Inc.	99,705	3,840,637
DST Systems Inc.	43,305	2,348,430
Fusion-io Inc.(a)	13,179	374,415
Lexmark International Inc. Class A	109,105	3,626,650
NCR Corp.(a)	52,249	1,134,326
SanDisk Corp.(a)	364,771	18,088,994
Synopsys Inc.(a)	208,708	6,398,987
Western Digital Corp.(a)	355,866	14,729,294

		61,775,224

DISTRIBUTION & WHOLESALE – 0.74%
Arrow Electronics Inc.(a)(b)	151,672	6,365,674
Genuine Parts Co.	175,285	10,999,134
Ingram Micro Inc. Class A(a)	230,213	4,272,753
WESCO International Inc.(a)(b)	34,719	2,267,498

		23,905,059

DIVERSIFIED FINANCIAL SERVICES – 3.65%
Affiliated Managers Group Inc.(a)	22,643	2,531,714
Air Lease Corp.(a)(b)	53,409	1,285,555
Ameriprise Financial Inc.	346,198	19,778,292
Discover Financial Services	751,912	25,068,746
E*TRADE Financial Corp.(a)	382,743	4,191,036
Federated Investors Inc. Class B(b)	25,811	578,424
Interactive Brokers Group Inc. Class A	56,474	960,058
Invesco Ltd.	707,091	18,858,117

Security	Shares	Value
Janus Capital Group Inc.	283,714	2,527,892
Jefferies Group Inc.	206,670	3,893,663
Legg Mason Inc.	214,332	5,986,293
LPL Investment Holdings Inc.(a)(b)	8,142	308,907
NASDAQ OMX Group Inc. (The)(a)	167,021	4,325,844
NYSE Euronext Inc.	277,481	8,327,205
Raymond James Financial Inc.	168,246	6,146,026
SLM Corp.	807,958	12,733,418

		117,501,190

ELECTRIC – 9.65%
AES Corp. (The)(a)	1,006,372	13,153,282
Alliant Energy Corp.	170,275	7,376,313
Ameren Corp.	369,456	12,036,877
Calpine Corp.(a)	588,203	10,122,974
CMS Energy Corp.	386,832	8,510,304
Consolidated Edison Inc.	447,586	26,147,974
DTE Energy Co.	259,376	14,273,461
Edison International	498,430	21,188,259
Entergy Corp.	272,334	18,300,845
GenOn Energy Inc.(a)	1,179,765	2,453,911
Great Plains Energy Inc.	209,133	4,239,126
Hawaiian Electric Industries Inc.	145,500	3,688,425
Integrys Energy Group Inc.	119,654	6,340,466
MDU Resources Group Inc.	289,271	6,476,778
National Fuel Gas Co.	108,375	5,215,005
Northeast Utilities	270,834	10,053,358
NRG Energy Inc.(a)	349,069	5,469,911
NSTAR	158,998	7,732,073
NV Energy Inc.	361,766	5,831,668
OGE Energy Corp.	150,102	8,030,457
Pepco Holdings Inc.	344,832	6,513,877
Pinnacle West Capital Corp.	167,233	8,010,461
PPL Corp.	882,932	24,951,658
Progress Energy Inc.	450,603	23,931,525
SCANA Corp.	176,720	8,060,199
TECO Energy Inc.	328,588	5,766,719
Westar Energy Inc.	174,652	4,878,030
Wisconsin Energy Corp.	358,068	12,596,832
Xcel Energy Inc.	740,826	19,609,664

		310,960,432

ELECTRICAL COMPONENTS & EQUIPMENT – 0.77%
Energizer Holdings Inc.(a)	101,166	7,504,494
General Cable Corp.(a)	38,548	1,120,976
GrafTech International Ltd.(a)	184,429	2,202,082
Hubbell Inc. Class B	92,318	7,254,348
Molex Inc.	207,425	5,832,791
SunPower Corp.(a)(b)	152,567	973,378

		24,888,069

ELECTRONICS – 1.10%
Avnet Inc.(a)	222,391	8,092,809
AVX Corp.	74,345	985,815
Garmin Ltd.	153,033	7,184,899
Itron Inc.(a)	62,564	2,841,031
Jabil Circuit Inc.	51,449	1,292,399
PerkinElmer Inc.	171,952	4,756,192
Tech Data Corp.(a)	63,034	3,420,225
Thomas & Betts Corp.(a)	60,590	4,357,027

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iShares® Russell Midcap Value Index Fund

March 31, 2012

Security	Shares	Value
Vishay Intertechnology Inc.(a)(b)	219,713	2,671,710

		35,602,107

ENGINEERING & CONSTRUCTION – 0.94%
AECOM Technology Corp.(a)	100,204	2,241,563
Chicago Bridge & Iron Co. NV	65,022	2,808,300
Jacobs Engineering Group Inc.(a)	194,311	8,621,579
KBR Inc.	217,442	7,730,063
McDermott International Inc.(a)	44,080	564,665
Shaw Group Inc. (The)(a)	100,422	3,184,382
URS Corp.	120,760	5,134,715

		30,285,267

ENTERTAINMENT – 0.46%
Bally Technologies Inc.(a)	4,534	211,965
DreamWorks Animation SKG Inc. Class A(a)(b)	108,716	2,005,810
International Game Technology	222,485	3,735,523
Madison Square Garden Inc. Class A(a)	92,298	3,156,592
Penn National Gaming Inc.(a)	103,503	4,448,559
Regal Entertainment Group Class A	83,359	1,133,682

		14,692,131

ENVIRONMENTAL CONTROL – 0.57%
Covanta Holding Corp.	162,306	2,634,226
Republic Services Inc.	491,301	15,014,159
Waste Connections Inc.	23,315	758,437

		18,406,822

FOOD – 2.86%
Campbell Soup Co.	65,669	2,222,896
ConAgra Foods Inc.	547,303	14,372,177
Corn Products International Inc.	22,679	1,307,444
Dean Foods Co.(a)	280,083	3,391,805
H.J. Heinz Co.	205,139	10,985,194
Hershey Co. (The)	58,965	3,616,323
Hormel Foods Corp.	98,494	2,907,543
J.M. Smucker Co. (The)	177,663	14,454,662
McCormick & Co. Inc. NVS	63,969	3,481,833
Post Holdings Inc.(a)(b)	41,869	1,378,746
Ralcorp Holdings Inc.(a)	84,115	6,232,080
Safeway Inc.(b)	413,803	8,362,959
Sara Lee Corp.	152,365	3,280,418
Smithfield Foods Inc.(a)(b)	254,628	5,609,455
SUPERVALU Inc.(b)	322,193	1,839,722
Tyson Foods Inc. Class A	461,075	8,829,586

		92,272,843

FOREST PRODUCTS & PAPER – 0.99%
Domtar Corp.	55,963	5,337,751
International Paper Co.	527,231	18,505,808
MeadWestvaco Corp.	260,255	8,221,456

		32,065,015

GAS – 2.18%
AGL Resources Inc.	178,743	7,010,300
Atmos Energy Corp.	138,879	4,369,133
CenterPoint Energy Inc.	651,759	12,852,688

Security	Shares	Value
NiSource Inc.	428,331	10,429,860
Questar Corp.	272,513	5,248,600
Sempra Energy	366,334	21,965,387
UGI Corp.	171,615	4,676,509
Vectren Corp.	124,781	3,626,136

		70,178,613

HAND & MACHINE TOOLS – 1.09%
Kennametal Inc.	110,960	4,941,049
Lincoln Electric Holdings Inc.	49,624	2,248,960
Regal Beloit Corp.	58,957	3,864,631
Snap-on Inc.	72,659	4,430,019
Stanley Black & Decker Inc.	257,192	19,793,496

		35,278,155

HEALTH CARE - PRODUCTS – 2.15%
Alere Inc.(a)	123,131	3,202,637
Boston Scientific Corp.(a)	2,223,263	13,295,113
CareFusion Corp.(a)	235,433	6,104,778
Cooper Companies Inc. (The)	51,485	4,206,839
Henry Schein Inc.(a)	66,714	5,048,916
Hill-Rom Holdings Inc.	8,933	298,452
Hologic Inc.(a)	400,920	8,639,826
Hospira Inc.(a)	41,467	1,550,451
QIAGEN NV(a)(b)	358,591	5,583,262
Teleflex Inc.	61,494	3,760,358
Zimmer Holdings Inc.	274,259	17,629,368

		69,320,000

HEALTH CARE - SERVICES – 2.20%
AMERIGROUP Corp.(a)	22,446	1,510,167
Brookdale Senior Living Inc.(a)	19,031	356,260
Cigna Corp.	436,729	21,508,903
Community Health Systems Inc.(a)	145,306	3,231,605
Coventry Health Care Inc.	227,509	8,092,495
Health Net Inc.(a)	127,427	5,061,401
Humana Inc.	257,599	23,822,756
LifePoint Hospitals Inc.(a)(b)	73,444	2,896,631
Quest Diagnostics Inc.	19,892	1,216,396
Tenet Healthcare Corp.(a)	593,965	3,153,954

		70,850,568

HOLDING COMPANIES - DIVERSIFIED – 0.55%
American Capital Ltd.(a)	501,956	4,351,959
Ares Capital Corp.	338,458	5,533,788
Leucadia National Corp.	302,942	7,906,786

		17,792,533

HOME BUILDERS – 0.96%
D.R. Horton Inc.	427,470	6,484,720
Lennar Corp. Class A	245,646	6,676,658
NVR Inc.(a)	7,662	5,565,141
PulteGroup Inc.(a)(b)	524,867	4,645,073
Thor Industries Inc.	64,164	2,025,016
Toll Brothers Inc.(a)	225,465	5,408,905

		30,805,513

94	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Value Index Fund

March 31, 2012

Security	Shares	Value
HOME FURNISHINGS – 0.33%
Harman International Industries Inc.	36,304	1,699,390
Whirlpool Corp.	116,962	8,989,700

		10,689,090

HOUSEHOLD PRODUCTS & WARES – 0.89%
Avery Dennison Corp.	154,070	4,642,129
Church & Dwight Co. Inc.	92,464	4,548,304
Clorox Co. (The)	192,440	13,230,250
Jarden Corp.	140,757	5,662,654
Scotts Miracle-Gro Co. (The) Class A	8,865	480,129

		28,563,466

HOUSEWARES – 0.25%
Newell Rubbermaid Inc.	446,636	7,954,587

		7,954,587

INSURANCE – 9.11%
Alleghany Corp.(a)	22,903	7,537,377
Allied World Assurance Co. Holdings Ltd.	57,875	3,974,276
American Financial Group Inc.	115,897	4,471,306
American National Insurance Co.	10,329	749,059
Aon Corp.	505,692	24,809,250
Arch Capital Group Ltd.(a)	202,498	7,541,026
Arthur J. Gallagher & Co.	178,739	6,388,132
Aspen Insurance Holdings Ltd.	108,218	3,023,611
Assurant Inc.	134,305	5,439,352
Assured Guaranty Ltd.	283,002	4,675,193
Axis Capital Holdings Ltd.	197,802	6,561,092
Brown & Brown Inc.	177,444	4,219,618
Cincinnati Financial Corp.	224,400	7,744,044
CNA Financial Corp.	41,059	1,204,260
Endurance Specialty Holdings Ltd.	65,779	2,674,574
Everest Re Group Ltd.	70,200	6,494,904
Fidelity National Financial Inc. Class A	341,313	6,153,873
Genworth Financial Inc. Class A(a)	749,533	6,236,115
Hanover Insurance Group Inc. (The)	70,046	2,880,292
Hartford Financial Services Group Inc. (The)	681,849	14,373,377
HCC Insurance Holdings Inc.	163,612	5,099,786
Kemper Corp.	76,165	2,306,276
Lincoln National Corp.	446,902	11,780,337
Markel Corp.(a)(b)	14,858	6,670,351
Marsh & McLennan Companies Inc.	839,105	27,514,253
MBIA Inc.(a)(b)	225,253	2,207,479
Mercury General Corp.	36,573	1,599,703
Old Republic International Corp.	395,508	4,172,609
PartnerRe Ltd.	103,163	7,003,736
Principal Financial Group Inc.	467,415	13,793,417
Progressive Corp. (The)	949,420	22,007,556
Protective Life Corp.	131,109	3,883,449
Reinsurance Group of America Inc.	112,967	6,718,147
RenaissanceRe Holdings Ltd.	79,349	6,009,100
StanCorp Financial Group Inc.	69,342	2,838,861
Torchmark Corp.	152,834	7,618,775
Unum Group	447,975	10,966,428
Validus Holdings Ltd.	101,628	3,145,387
W.R. Berkley Corp.	175,178	6,327,429
White Mountains Insurance Group Ltd.	8,822	4,426,174

Security	Shares	Value
XL Group PLC	474,013	10,281,342

		293,521,326

INTERNET – 0.98%
AOL Inc.(a)(b)	148,433	2,815,774
Expedia Inc.	61,418	2,053,818
Groupon Inc.(a)(b)	12,030	221,111
HomeAway Inc.(a)	5,386	136,643
IAC/InterActiveCorp	116,757	5,731,601
Liberty Interactive Corp. Series A(a)	920,038	17,563,525
Pandora Media Inc.(a)(b)	11,299	115,363
TripAdvisor Inc.(a)(b)	61,418	2,190,780
Zynga Inc. Class A(a)	47,086	619,181

		31,447,796

IRON & STEEL – 1.20%
AK Steel Holding Corp.	135,827	1,026,852
Commercial Metals Co.	175,648	2,603,103
Nucor Corp.	483,528	20,767,528
Reliance Steel & Aluminum Co.	98,189	5,545,715
Schnitzer Steel Industries Inc. Class A	24,268	968,172
Steel Dynamics Inc.	90,449	1,315,128
United States Steel Corp.(b)	219,752	6,454,116

		38,680,614

LEISURE TIME – 0.15%
Royal Caribbean Cruises Ltd.	90,738	2,670,419
WMS Industries Inc.(a)(b)	87,367	2,073,219

		4,743,638

LODGING – 0.63%
Choice Hotels International Inc.	40,229	1,502,151
Hyatt Hotels Corp. Class A(a)	60,518	2,585,329
MGM Resorts International(a)(b)	420,882	5,732,413
Wyndham Worldwide Corp.	223,628	10,400,938

		20,220,831

MACHINERY – 0.67%
AGCO Corp.(a)	144,752	6,833,742
CNH Global NV(a)	40,440	1,605,468
Flowserve Corp.	7,573	874,757
IDEX Corp.	12,965	546,215
Terex Corp.(a)(b)	167,455	3,767,738
Xylem Inc.	282,429	7,837,405

		21,465,325

MANUFACTURING – 2.75%
AptarGroup Inc.	103,156	5,649,854
Carlisle Companies Inc.	85,737	4,279,991
Cooper Industries PLC	87,613	5,602,851
Crane Co.	74,391	3,607,963
Dover Corp.	63,186	3,976,927
Eaton Corp.	324,358	16,162,759
Harsco Corp.	113,519	2,663,156
Ingersoll-Rand PLC	98,545	4,074,836
ITT Corp.	140,219	3,216,624
Leggett & Platt Inc.	54,728	1,259,291

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iShares® Russell Midcap Value Index Fund

March 31, 2012

Security	Shares	Value
Parker Hannifin Corp.	136,264	11,521,121
Pentair Inc.	151,002	7,189,205
SPX Corp.	56,471	4,378,197
Textron Inc.	399,179	11,109,152
Trinity Industries Inc.	121,869	4,015,584

		88,707,511

MEDIA – 0.96%
DISH Network Corp. Class A	76,027	2,503,569
Gannett Co. Inc.	369,039	5,657,368
Liberty Media Corp. Series A(a)	179,213	15,797,626
McGraw-Hill Companies Inc. (The)	75,043	3,637,334
Nielsen Holdings NV(a)	16,849	507,829
Washington Post Co. (The) Class B	7,692	2,873,500

		30,977,226

METAL FABRICATE & HARDWARE – 0.03%
Timken Co. (The)	21,015	1,066,301

		1,066,301

MINING – 0.29%
Titanium Metals Corp.	61,675	836,313
Vulcan Materials Co.	197,853	8,454,259

		9,290,572

OFFICE & BUSINESS EQUIPMENT – 0.69%
Pitney Bowes Inc.(b)	281,193	4,943,373
Xerox Corp.	2,144,504	17,327,592

		22,270,965

OIL & GAS – 4.27%
Atwood Oceanics Inc.(a)	62,345	2,798,667
Cimarex Energy Co.	96,387	7,274,327
Cobalt International Energy Inc.(a)	12,275	368,618
Denbury Resources Inc.(a)	102,588	1,870,179
Diamond Offshore Drilling Inc.	55,440	3,700,620
Energen Corp.	110,593	5,435,646
EQT Corp.	124,820	6,017,572
EXCO Resources Inc.	18,819	124,770
Forest Oil Corp.(a)	36,722	445,071
Helmerich & Payne Inc.	10,463	564,479
Kosmos Energy Ltd.(a)(b)	7,922	104,887
Laredo Petroleum Holdings Inc.(a)	10,930	256,199
Murphy Oil Corp.	250,882	14,117,130
Nabors Industries Ltd.(a)	440,333	7,701,424
Newfield Exploration Co.(a)	86,822	3,010,987
Noble Energy Inc.	215,700	21,091,146
Patterson-UTI Energy Inc.	209,695	3,625,627
Pioneer Natural Resources Co.	35,566	3,968,810
Plains Exploration & Production Co.(a)	196,768	8,392,155
QEP Resources Inc.	57,848	1,764,364
Quicksilver Resources Inc.(a)(b)	169,143	852,481
Rowan Companies Inc.(a)	163,213	5,374,604
SM Energy Co.	18,660	1,320,568
Sunoco Inc.	165,050	6,296,657
Tesoro Corp.(a)(b)	220,428	5,916,288
Unit Corp.(a)	64,574	2,761,184

Security	Shares	Value
Valero Energy Corp.	872,415	22,482,135

		137,636,595

OIL & GAS SERVICES – 0.29%
Cameron International Corp.(a)	98,512	5,204,389
Oil States International Inc.(a)(b)	12,543	979,107
SEACOR Holdings Inc.(a)	33,361	3,195,316

		9,378,812

PACKAGING & CONTAINERS – 0.79%
Bemis Co. Inc.	161,603	5,218,161
Greif Inc. Class A	58,426	3,267,182
Owens-Illinois Inc.(a)	250,583	5,848,607
Packaging Corp. of America	14,713	435,358
Sealed Air Corp.	294,398	5,684,825
Sonoco Products Co.	153,137	5,084,148

		25,538,281

PHARMACEUTICALS – 1.71%
DENTSPLY International Inc.	127,999	5,136,600
Forest Laboratories Inc.(a)	409,178	14,194,385
Mead Johnson Nutrition Co. Class A	255,426	21,067,536
Mylan Inc.(a)	64,093	1,502,981
Omnicare Inc.	177,754	6,322,710
Patterson Companies Inc.	85,444	2,853,830
VCA Antech Inc.(a)(b)	133,182	3,091,154
Warner Chilcott PLC Class A(a)	22,441	377,233
Watson Pharmaceuticals Inc.(a)	10,836	726,662

		55,273,091

PIPELINES – 1.42%
El Paso Corp.	69,308	2,048,051
ONEOK Inc.	151,782	12,394,518
Spectra Energy Corp.	995,514	31,408,467

		45,851,036

REAL ESTATE – 0.26%
Forest City Enterprises Inc. Class A(a)	210,101	3,290,182
Howard Hughes Corp. (The)(a)	32,430	2,071,304
Jones Lang LaSalle Inc.	14,839	1,236,237
St. Joe Co. (The)(a)(b)	99,680	1,894,917

		8,492,640

REAL ESTATE INVESTMENT TRUSTS – 11.52%
Alexandria Real Estate Equities Inc.	94,343	6,899,304
American Capital Agency Corp.	455,621	13,459,044
Annaly Capital Management Inc.(b)	1,454,971	23,017,641
Apartment Investment and Management Co. Class A	59,014	1,558,560
AvalonBay Communities Inc.	143,876	20,336,873
Boston Properties Inc.	39,786	4,177,132
Brandywine Realty Trust(b)	206,406	2,369,541
BRE Properties Inc. Class A	114,443	5,785,094
Camden Property Trust	33,470	2,200,652
Chimera Investment Corp.(b)	1,578,164	4,466,204
CommonWealth REIT	127,139	2,367,328
Corporate Office Properties Trust(b)	73,798	1,712,852
DDR Corp.(b)	331,988	4,847,025

96	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iShares® Russell Midcap Value Index Fund

March 31, 2012

Security	Shares	Value
Douglas Emmett Inc.(b)	211,289	4,819,502
Duke Realty Corp.(b)	387,929	5,562,902
Equity Residential(b)	417,860	26,166,393
Essex Property Trust Inc.(b)	23,471	3,556,091
Federal Realty Investment Trust	23,110	2,236,817
General Growth Properties Inc.	863,206	14,665,870
HCP Inc.	621,162	24,511,053
Health Care REIT Inc.(b)	325,930	17,913,113
Hospitality Properties Trust	189,598	5,018,659
Host Hotels & Resorts Inc.	1,050,284	17,245,663
Kimco Realty Corp.	623,456	12,007,763
Liberty Property Trust(b)	176,481	6,303,901
Macerich Co. (The)	128,394	7,414,753
Mack-Cali Realty Corp.(b)	132,678	3,823,780
Piedmont Office Realty Trust Inc. Class A	265,434	4,711,453
Plum Creek Timber Co. Inc.	98,110	4,077,452
Prologis Inc.	702,010	25,286,400
Realty Income Corp.	204,371	7,915,289
Regency Centers Corp.	137,894	6,133,525
Rouse Properties Inc.(a)(b)	32,114	434,824
Senior Housing Properties Trust	249,609	5,503,878
SL Green Realty Corp.(b)	136,235	10,565,024
Taubman Centers Inc.	85,539	6,240,070
UDR Inc.	307,941	8,225,104
Ventas Inc.	152,689	8,718,542
Vornado Realty Trust	250,840	21,120,728
Weingarten Realty Investors	185,674	4,907,364
Weyerhaeuser Co.	585,857	12,841,985

		371,125,148

RETAIL – 4.20%
Abercrombie & Fitch Co. Class A	19,027	943,929
American Eagle Outfitters Inc.	297,441	5,113,011
AutoNation Inc.(a)(b)	26,823	920,297
Best Buy Co. Inc.	451,810	10,698,861
Big Lots Inc.(a)	65,484	2,817,122
Brinker International Inc.	9,561	263,406
CarMax Inc.(a)	288,954	10,012,256
Chico’s FAS Inc.	90,670	1,369,117
Dillard’s Inc. Class A	47,991	3,024,393
DSW Inc. Class A	2,639	144,538
Dunkin’ Brands Group Inc.	5,499	165,575
Foot Locker Inc.	237,065	7,360,868
GameStop Corp. Class A(b)	216,922	4,737,576
Gap Inc. (The)	541,478	14,154,235
J.C. Penney Co. Inc.	253,315	8,974,950
Macy’s Inc.	570,635	22,671,328
Michael Kors Holdings Ltd.(a)	16,879	786,393
Orchard Supply Hardware Stores Corp. Class A(a)(b)	3,539	73,080
PVH Corp.	77,876	6,956,663
RadioShack Corp.	152,289	947,238
Sally Beauty Holdings Inc.(a)	10,567	262,062
Sears Holdings Corp.(a)(b)	59,048	3,911,930
Signet Jewelers Ltd.	133,097	6,292,826
Staples Inc.	1,091,395	17,658,771
Wendy’s Co. (The)	455,258	2,280,843
Williams-Sonoma Inc.	76,915	2,882,774

		135,424,042

SAVINGS & LOANS – 1.05%
BankUnited Inc.	53,235	1,330,875

Security	Shares	Value
Capitol Federal Financial Inc.	256,116	3,037,536
First Niagara Financial Group Inc.	534,298	5,257,492
Hudson City Bancorp Inc.	649,540	4,748,138
New York Community Bancorp Inc.	670,241	9,323,052
People’s United Financial Inc.	468,013	6,196,492
TFS Financial Corp.(a)	122,996	1,168,462
Washington Federal Inc.	169,046	2,843,354

		33,905,401

SEMICONDUCTORS – 1.79%
Atmel Corp.(a)	44,022	434,057
Cree Inc.(a)(b)	158,195	5,003,708
Fairchild Semiconductor International Inc.(a)	195,410	2,872,527
Freescale Semiconductor Holdings I Ltd.(a)	24,663	379,564
International Rectifier Corp.(a)(b)	106,004	2,445,512
Intersil Corp. Class A	97,225	1,088,920
KLA-Tencor Corp.	58,396	3,177,910
LSI Corp.(a)	614,177	5,331,056
Marvell Technology Group Ltd.(a)	778,272	12,242,219
MEMC Electronic Materials Inc.(a)(b)	141,346	510,259
Micron Technology Inc.(a)	1,328,877	10,763,904
Novellus Systems Inc.(a)	106,952	5,337,974
PMC-Sierra Inc.(a)	334,928	2,421,529
QLogic Corp.(a)	27,688	491,739
Silicon Laboratories Inc.(a)	6,579	282,897
Teradyne Inc.(a)(b)	282,785	4,776,239

		57,560,014

SHIPBUILDING – 0.09%
Huntington Ingalls Industries Inc.(a)	75,175	3,025,042

		3,025,042

SOFTWARE – 1.34%
Activision Blizzard Inc.	649,315	8,324,218
Akamai Technologies Inc.(a)	25,916	951,117
Allscripts Healthcare Solutions Inc.(a)	56,698	941,187
Broadridge Financial Solutions Inc.	10,391	248,449
CA Inc.	587,335	16,186,953
Compuware Corp.(a)	90,346	830,280
Fidelity National Information Services Inc.	380,847	12,613,653
Fiserv Inc.(a)	43,750	3,035,812

		43,131,669

TELECOMMUNICATIONS – 1.73%
Amdocs Ltd.(a)	267,849	8,458,671
Clearwire Corp. Class A(a)	45,554	103,863
EchoStar Corp. Class A(a)	58,452	1,644,839
Frontier Communications Corp.(b)	1,519,030	6,334,355
Harris Corp.	133,006	5,995,911
Level 3 Communications Inc.(a)(b)	208,536	5,365,631
Motorola Mobility Holdings Inc.(a)	399,242	15,666,256
NII Holdings Inc.(a)	31,987	585,682
Telephone & Data Systems Inc.	149,986	3,472,176
Tellabs Inc.	552,724	2,238,532
tw telecom inc.(a)(b)	32,876	728,532
United States Cellular Corp.(a)(b)	22,350	914,786
Windstream Corp.	374,312	4,383,194

		55,892,428

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iShares® Russell Midcap Value Index Fund

March 31, 2012

Security	Shares	Value
TEXTILES - 0.39%
Cintas Corp.	172,328	6,741,472
Mohawk Industries Inc.(a)	87,077	5,791,491

		12,532,963

TOYS, GAMES & HOBBIES – 0.14%
Mattel Inc.	136,265	4,586,680

		4,586,680

TRANSPORTATION – 0.65%
Alexander & Baldwin Inc.	63,730	3,087,718
Con-way Inc.	76,342	2,489,513
Kansas City Southern Industries Inc.(a)	42,266	3,030,050
Kirby Corp.(a)(b)	23,877	1,570,868
Ryder System Inc.	78,270	4,132,656
Teekay Corp.	63,823	2,217,849
Tidewater Inc.	74,701	4,035,348
UTi Worldwide Inc.	14,950	257,588

		20,821,590

TRUCKING & LEASING – 0.09%
GATX Corp.	70,961	2,859,728

		2,859,728

WATER – 0.42%
American Water Works Co. Inc.	268,673	9,142,942
Aqua America Inc.	190,724	4,251,238
		13,394,180

TOTAL COMMON STOCKS (Cost: $3,213,187,374)		3,216,639,465

SHORT-TERM INVESTMENTS – 4.98%

MONEY MARKET FUNDS – 4.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	146,015,002	146,015,002
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%(c)(d)(e)	11,315,010	11,315,010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.04%(c)(d)	3,122,515	3,122,515

		160,452,527

TOTAL SHORT-TERM INVESTMENTS (Cost: $160,452,527)		160,452,527

TOTAL INVESTMENTS IN SECURITIES – 104.79% (Cost: $3,373,639,901)		3,377,091,992

Other Assets, Less Liabilities – (4.79)%		(154,327,483)

NET ASSETS – 100.00%		$3,222,764,509

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

98	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	May 21, 2012

By:	/s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	May 21, 2012